UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
2/28/2025
Date of reporting period:
8/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares 10+ Year Investment Grade Corporate Bond ETF
IGLB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	5.68%	10.20%	(1.14	) %	2.52%
Fund Market	5.88	10.10	(1.17)		2.44
ICE BofA US Broad Market Index	4.85	7.35	(0.08)		1.67
ICE® BofA® 10+ Year US Corporate Index	5.72	10.31	(1.04)		2.72
Key Fund statistics
Net Assets	$2,575,457,214
Number of Portfolio Holdings	3,694
Portfolio Turnover Rate	3%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE BofA 10+ Year US Corporate Index in this report reflects the performance of the Bloomberg U.S. Long Credit Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA 10+ Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 10+ Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	3.1%
Aa	9.2%
A	42.3%
Baa	42.5%
Ba	1.5%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments (a)
10-15 Years	15.3%
15-20 Years	21.4%
More than 20 Years	63.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 10+ Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
IGLB-08/24-SAR

iShares 1-5 Year Investment Grade Corporate Bond ETF
IGSB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.41%	8.11%	2.08%	2.14%
Fund Market	4.53	8.19	2.09	2.15
ICE BofA US Broad Market Index	4.85	7.35	(0.08)	1.67
ICE® BofA® 1-5 Year US Corporate Index	4.40	8.08	2.10	2.26
Key Fund statistics
Net Assets	$20,909,601,543
Number of Portfolio Holdings	3,941
Portfolio Turnover Rate	15%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE BofA 1-5 Year US Corporate Index in this report reflects the performance of the Bloomberg U.S. 1-3 Year Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA 1-5 Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-5 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	8.3%
A	44.6%
Baa	41.8%
Ba	1.8%
Not Rated	1.6%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-2 Years	23.5%
2-3 Years	25.6%
3-4 Years	23.5%
4-5 Years	22.5%
5-6 Years	4.4%
7-8 Years	0.2%
8-9 Years	0.2%
21-22 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-5 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
IGSB-08/24-SAR

iShares 5-10 Year Investment Grade Corporate Bond ETF
IGIB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	6.06%	10.42%	1.33%	2.64%
Fund Market	6.07	10.50	1.33	2.63
ICE BofA US Broad Market Index	4.85	7.35	(0.08)	1.67
ICE® BofA® 5-10 Year US Corporate Index	6.05	10.41	1.37	2.75
Key Fund statistics
Net Assets	$14,310,208,931
Number of Portfolio Holdings	2,766
Portfolio Turnover Rate	10%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE BofA 5-10 Year US Corporate Index in this report reflects the performance of the Bloomberg U.S. Intermediate Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA 5-10 Year US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 5-10 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.8%
Aa	5.3%
A	41.3%
Baa	48.4%
Ba	2.2%
Not Rated	2.0%
Maturity allocation
Maturity	Percent of Total Investments (a)
5-10 Years	92.2%
10-15 Years	6.7%
15-20 Years	0.1%
More than 20 Years	1.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 5-10 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
IGIB-08/24-SAR

iShares Broad USD Investment Grade Corporate Bond ETF
USIG | NASDAQ
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.29%	9.42%	0.76%	2.48%
Fund Market	5.40	9.49	0.75	2.47
ICE BofA US Broad Market Index	4.85	7.35	(0.08)	1.67
ICE® BofA® US Corporate Index	5.28	9.45	0.82	2.61
Key Fund statistics
Net Assets	$11,917,283,806
Number of Portfolio Holdings	10,366
Portfolio Turnover Rate	6%
The Fund has added the ICE BofA US Broad Market Index in response to new regulatory requirements.
The performance of the ICE BofA US Corporate Index in this report reflects the performance of the Bloomberg U.S. Credit Bond Index through July 31, 2018 and, beginning on August 1, 2018, the performance of the ICE BofA US Corporate Index.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	7.7%
A	42.8%
Baa	44.1%
Ba	1.8%
Not Rated	1.7%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	38.5%
5-10 Years	28.0%
10-15 Years	6.9%
15-20 Years	6.8%
More than 20 Years	19.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
USIG-08/24-SAR

iShares Core 10+ Year USD Bond ETF
ILTB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	5.64%	8.39%	(2.29	) %	2.10%
Fund Market	5.70	8.51	(2.27)		2.05
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. Universal 10+ Year Index	5.67	8.46	(2.26)		2.16
Key Fund statistics
Net Assets	$604,160,747
Number of Portfolio Holdings	3,665
Portfolio Turnover Rate	4%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	45.7%
Aa	6.1%
A	21.2%
Baa	22.2%
Ba	2.1%
B	0.9%
Caa	0.4%
Ca	0.6%
Not Rated	0.8%
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	47.2%
U.S. Government & Agency Obligations	43.5%
Foreign Government Obligations	7.4%
Municipal Debt Obligations	1.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 10+ Year USD Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
ILTB-08/24-SAR

iShares Core 5-10 Year USD Bond ETF
IMTB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$3	0.05%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.62%	8.31%	0.23%	1.42%
Fund Market	5.85	8.32	0.21	1.44
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.59
Bloomberg U.S. Universal 5-10 Year Index	5.63	8.36	0.31	1.48
Key Fund statistics
Net Assets	$224,430,610
Number of Portfolio Holdings	2,836
Portfolio Turnover Rate	126%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was November 1, 2016. The first day of secondary market trading was November 3, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	62.9%
Aa	11.6%
A	8.3%
Baa	10.0%
Ba	2.7%
B	2.3%
Caa	0.5%
Ca	0.2%
Not Rated	1.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	72.5%
Corporate Bonds & Notes	23.0%
Foreign Government Obligations	4.2%
Collateralized Mortgage Obligations	0.7%
Municipal Debt Obligations	0.1%
Common Stocks	0.0	% (b)
TBA Sales Commitments	(0.5	) %
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 5-10 Year USD Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
IMTB-08/24-SAR

iShares Core U.S. Aggregate Bond ETF
AGG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$2	0.03%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	4.83%	7.29%	(0.07	) %	1.60%
Fund Market	4.88	7.29	(0.07)		1.60
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. Aggregate Bond Index	4.83	7.30	(0.04)		1.64
Key Fund statistics
Net Assets	$117,610,829,178
Number of Portfolio Holdings	11,850
Portfolio Turnover Rate	42%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	70.5%
Aa	4.4%
A	11.6%
Baa	11.9%
Ba	0.5%
Not Rated	1.1%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.8%
Corporate Bonds & Notes	25.6%
Foreign Government Obligations	2.0%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.5%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.3	) %
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
AGG-08/24-SAR

iShares ESG Advanced Total USD Bond Market ETF
EUSB | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Total USD Bond Market ETF	$6	0.12%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	4.91%	7.65%	(1.02	) %
Fund Market	5.06	8.13	(0.95)
Bloomberg U.S. Universal Index	4.99	7.92	(0.76)
Bloomberg MSCI US Universal Choice ESG Screened Index	4.97	7.76	(0.89)
Key Fund statistics
Net Assets	$682,733,101
Number of Portfolio Holdings	4,193
Portfolio Turnover Rate	46%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was June 23, 2020. The first day of secondary market trading was June 25, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	61.8%
Aa	5.4%
A	10.5%
Baa	14.8%
Ba	3.3%
B	1.9%
Caa	0.3%
Ca	0.3%
Not Rated	1.7%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.6%
Corporate Bonds & Notes	31.1%
Foreign Government Obligations	6.5%
Collateralized Mortgage Obligations	0.8%
Asset-Backed Securities	0.3%
TBA Sales Commitments	(0.3	) %
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced Total USD Bond Market ETF
Semi-Annual Shareholder Report — August 31, 2024
EUSB-08/24-SAR

iShares ESG Aware 1-5 Year USD Corporate Bond ETF
SUSB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$6	0.12%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	4.32%	7.86%	1.85%	2.30%
Fund Market	4.37	7.83	1.81	2.30
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index	4.38	8.02	2.08	2.51
Key Fund statistics
Net Assets	$890,017,381
Number of Portfolio Holdings	1,515
Portfolio Turnover Rate	23%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.4%
Aa	3.6%
A	46.5%
Baa	45.6%
Ba	1.5%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-2 Years	23.4%
2-3 Years	23.4%
3-4 Years	27.7%
4-5 Years	21.0%
5-6 Years	4.1%
7-8 Years	0.2%
9-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
SUSB-08/24-SAR

iShares ESG Aware U.S. Aggregate Bond ETF
EAGG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		Since Fund Inception
Fund NAV	4.77%	7.16%	(0.15	) %	1.78%
Fund Market	4.74	7.13	(0.18)		1.79
Bloomberg U.S. Universal Index	4.99	7.92	0.34		2.14
Bloomberg MSCI US Aggregate ESG Focus Index	4.83	7.29	(0.01)		1.90
Key Fund statistics
Net Assets	$3,523,083,745
Number of Portfolio Holdings	5,065
Portfolio Turnover Rate	61%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was October 18, 2018. The first day of secondary market trading was October 23, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	70.4%
Aa	4.2%
A	10.9%
Baa	12.2%
Ba	0.3%
Not Rated	2.0%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.1%
Corporate Bonds & Notes	25.3%
Foreign Government Obligations	3.6%
Collateralized Mortgage Obligations	1.0%
Asset-Backed Securities	0.4%
Municipal Debt Obligations	0.0	% (b)
TBA Sales Commitments	(0.4	) %
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware U.S. Aggregate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
EAGG-08/24-SAR

iShares ESG Aware USD Corporate Bond ETF
SUSC | NASDAQ
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$9	0.18%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.13%	9.09%	0.50%	2.15%
Fund Market	5.11	9.02	0.47	2.16
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
Bloomberg MSCI US Corporate ESG Focus Index	5.22	9.30	0.81	2.43
Key Fund statistics
Net Assets	$1,140,463,460
Number of Portfolio Holdings	4,066
Portfolio Turnover Rate	9%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.7%
Aa	5.3%
A	43.2%
Baa	47.2%
Ba	1.7%
Not Rated	0.9%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	35.5%
5-10 Years	28.2%
10-15 Years	8.2%
15-20 Years	5.9%
More than 20 Years	22.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Aware USD Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
SUSC-08/24-SAR

iShares Government/Credit Bond ETF
GBF | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	4.49%	6.96%	(0.25	) %	1.56%
Fund Market	4.58	6.98	(0.25)		1.55
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. Government/Credit Bond Index	4.61	7.21	(0.02)		1.76
Key Fund statistics
Net Assets	$221,940,158
Number of Portfolio Holdings	4,052
Portfolio Turnover Rate	8%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	62.9%
Aa	2.9%
A	15.6%
Baa	17.4%
Ba	0.8%
Not Rated	0.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	60.7%
Corporate Bonds & Notes	35.2%
Foreign Government Obligations	3.3%
Municipal Debt Obligations	0.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Government/Credit Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
GBF-08/24-SAR

iShares High Yield Systematic Bond ETF
HYDB | Cboe BZX
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$18	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	6.69%	13.97%	5.14%	5.42%
Fund Market	6.67	13.83	5.03	5.42
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
BlackRock High Yield Systematic Bond Index	6.89	14.68	5.64	5.79
Markit iBoxx USD Liquid High Yield Index	6.03	12.32	3.79	4.26
Key Fund statistics
Net Assets	$660,015,666
Number of Portfolio Holdings	265
Portfolio Turnover Rate	34%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.3%
Ba	38.1%
B	49.0%
Caa	6.0%
Ca	0.4%
Not Rated	5.2%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	60.8%
5-10 Years	35.3%
10-15 Years	1.1%
15-20 Years	1.4%
More than 20 Years	1.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited, but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Systematic Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
HYDB-08/24-SAR

iShares iBoxx $ High Yield Corporate Bond ETF
HYG | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$25	0.49%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.88%	12.01%	3.32%	3.58%
Fund Market	5.84	11.99	3.32	3.57
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.93
Markit iBoxx® USD Liquid High Yield Index	6.01	12.30	3.79	4.10
Key Fund statistics
Net Assets	$16,784,630,165
Number of Portfolio Holdings	1,251
Portfolio Turnover Rate	7%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.5%
Ba	41.7%
B	42.4%
Caa	11.5%
Ca	1.5%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments (a)
0-1 Year	0.2%
1-5 Years	57.5%
5-10 Years	40.2%
10-15 Years	0.3%
More than 20 Years	1.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
HYG-08/24-SAR

iShares iBoxx $ Investment Grade Corporate Bond ETF
LQD | NYSE Arca
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$7	0.14%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.48%	9.40%	0.30%	2.52%
Fund Market	5.62	9.49	0.32	2.53
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.93
Markit iBoxx® USD Liquid Investment Grade Index	5.59	9.61	0.43	2.70
Key Fund statistics
Net Assets	$32,712,080,192
Number of Portfolio Holdings	2,772
Portfolio Turnover Rate	9%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.5%
Aa	5.7%
A	46.9%
Baa	42.1%
Ba	2.5%
Not Rated	0.3%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	16.8%
5-10 Years	38.4%
10-15 Years	8.5%
15-20 Years	8.0%
More than 20 Years	28.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBoxx $ Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
LQD-08/24-SAR

iShares Intermediate Government/Credit Bond ETF
GVI | Cboe BZX
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.27%	6.90%	0.79%	1.62%
Fund Market	4.28	6.84	0.78	1.62
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.93
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.37	7.11	0.96	1.80
Key Fund statistics
Net Assets	$3,346,853,291
Number of Portfolio Holdings	5,599
Portfolio Turnover Rate	11%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	68.1%
Aa	2.3%
A	14.1%
Baa	14.5%
Ba	0.6%
Not Rated	0.4%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.0%
Corporate Bonds & Notes	31.0%
Foreign Government Obligations	3.8%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Intermediate Government/Credit Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
GVI-08/24-SAR

iShares Investment Grade Systematic Bond ETF
IGEB | Cboe BZX
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$9	0.18%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	5.64%	10.19%	1.53%	2.97%
Fund Market	5.55	10.13	1.51	2.98
Bloomberg U.S. Universal Index	4.99	7.92	0.34	1.68
BlackRock Investment Grade Systematic Bond Index	5.73	10.39	1.71	3.14
Markit iBoxx USD Liquid Investment Grade Index	5.60	9.62	0.43	2.38
Key Fund statistics
Net Assets	$1,512,211,337
Number of Portfolio Holdings	443
Portfolio Turnover Rate	34%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
The inception date of the Fund was July 11, 2017. The first day of secondary market trading was July 13, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.4%
Aa	3.6%
A	20.7%
Baa	67.4%
Ba	5.1%
Not Rated	0.8%
Maturity allocation
Maturity	Percent of Total Investments (a)
1-5 Years	12.8%
5-10 Years	55.7%
10-15 Years	7.6%
15-20 Years	2.9%
More than 20 Years	21.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, BlackRock Index Services, LLC, Markit Indices Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with Bloomberg Index Services Limited or Markit Indices Limited, but is affiliated with BlackRock Index Services, LLC.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Systematic Bond ETF
Semi-Annual Shareholder Report — August 31, 2024
IGEB-08/24-SAR

iShares MBS ETF
MBB | NASDAQ
Semi-Annual Shareholder Report — August 31, 2024

This semi-annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$2	0.04%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years		10 Years
Fund NAV	5.47%	7.49%	(0.23	) %	1.17%
Fund Market	5.64	7.63	(0.19)		1.18
Bloomberg U.S. Universal Index	4.99	7.92	0.34		1.93
Bloomberg U.S. MBS Index	5.47	7.46	(0.18)		1.28
Key Fund statistics
Net Assets	$33,451,226,293
Number of Portfolio Holdings	10,980
Portfolio Turnover Rate	73%
The Fund has added the Bloomberg U.S. Universal Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of August 31, 2024)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	75.2%
Government National Mortgage Association	22.0%
Federal Home Loan Mortgage Corp.	2.7%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.2%
5-10 Years	2.3%
10-15 Years	8.6%
15-20 Years	3.4%
20-25 Years	14.1%
25-30 Years	68.1%
30-35 Years	3.3%
(a)	Excludes money market funds.
Additional Information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares MBS ETF
Semi-Annual Shareholder Report — August 31, 2024
MBB-08/24-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services– Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares Broad USD Investment Grade Corporate Bond ETF | USIG | NASDAQ
• iShares 1-5 Year Investment Grade Corporate Bond ETF | IGSB | NASDAQ
• iShares 5-10 Year Investment Grade Corporate Bond ETF | IGIB | NASDAQ
• iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

Schedule of Investments (unaudited)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31(a)	$662	$569,855
3.38%, 03/01/41	604	459,849
4.65%, 10/01/28	1,298	1,301,706
4.75%, 03/30/30(a)	1,030	1,036,344
5.38%, 06/15/33	583	591,743
5.40%, 10/01/48	976	937,696
Omnicom Group Inc.
2.45%, 04/30/30	1,013	900,171
2.60%, 08/01/31	1,305	1,137,572
4.20%, 06/01/30	992	973,004
5.30%, 11/01/34	825	838,011
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	2,325	2,283,536
		11,029,487
Aerospace & Defense — 1.8%
Airbus SE
3.15%, 04/10/27(b)	1,520	1,479,692
3.95%, 04/10/47(a)(b)	960	817,868
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	1,075	1,157,319
BAE Systems Holdings Inc.
3.85%, 12/15/25(b)	1,054	1,039,359
4.75%, 10/07/44(b)	573	528,110
BAE Systems PLC
1.90%, 02/15/31(b)	1,550	1,305,210
3.00%, 09/15/50(b)	720	489,098
3.40%, 04/15/30(a)(b)	1,920	1,802,810
5.00%, 03/26/27(b)	1,390	1,405,076
5.13%, 03/26/29(b)	1,200	1,224,917
5.25%, 03/26/31(b)	285	293,480
5.30%, 03/26/34(b)	1,285	1,317,917
5.50%, 03/26/54(b)	1,475	1,504,626
5.80%, 10/11/41(b)	712	745,017
Boeing Co. (The)
2.20%, 02/04/26(a)	6,755	6,472,449
2.25%, 06/15/26	811	770,853
2.60%, 10/30/25(a)	855	831,358
2.70%, 02/01/27	1,520	1,440,931
2.75%, 02/01/26(a)	1,530	1,479,179
2.80%, 03/01/27(a)	622	589,098
2.95%, 02/01/30	760	675,221
3.10%, 05/01/26	1,134	1,096,728
3.20%, 03/01/29(a)	1,375	1,267,919
3.25%, 02/01/28	1,122	1,057,073
3.25%, 03/01/28	657	617,390
3.25%, 02/01/35	991	799,580
3.30%, 03/01/35(a)	528	417,119
3.38%, 06/15/46	750	500,628
3.45%, 11/01/28(a)	632	590,752
3.50%, 03/01/39	541	407,471
3.50%, 03/01/45	634	425,251
3.55%, 03/01/38	700	533,835
3.60%, 05/01/34	1,438	1,224,648
3.63%, 02/01/31	1,705	1,542,414
3.63%, 03/01/48	698	475,290
3.65%, 03/01/47	510	349,507
3.75%, 02/01/50	1,813	1,252,168
3.83%, 03/01/59	299	198,875
3.85%, 11/01/48	561	394,431
Security	Par (000)	Value
Aerospace & Defense (continued)
3.90%, 05/01/49	$1,187	$845,757
3.95%, 08/01/59	1,452	978,430
5.04%, 05/01/27	2,840	2,843,763
5.15%, 05/01/30	5,285	5,271,428
5.71%, 05/01/40	4,060	3,946,338
5.81%, 05/01/50	7,324	6,912,721
5.88%, 02/15/40(a)	660	652,942
5.93%, 05/01/60	4,702	4,441,313
6.13%, 02/15/33(a)	644	670,444
6.26%, 05/01/27(b)	1,050	1,080,225
6.30%, 05/01/29(b)	2,640	2,757,096
6.39%, 05/01/31(b)	2,390	2,517,545
6.53%, 05/01/34(b)	2,495	2,642,484
6.63%, 02/15/38	492	521,629
6.86%, 05/01/54(b)	3,135	3,375,569
6.88%, 03/15/39	753	813,135
7.01%, 05/01/64(b)	2,105	2,267,128
GE Capital Funding LLC, 4.55%, 05/15/32	860	850,482
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	435	428,131
4.42%, 11/15/35	1,680	1,613,741
General Dynamics Corp.
1.15%, 06/01/26(a)	1,222	1,159,238
2.13%, 08/15/26	156	149,830
2.25%, 06/01/31(a)	770	674,570
2.63%, 11/15/27	700	667,549
2.85%, 06/01/41	900	676,378
3.50%, 04/01/27	1,288	1,266,006
3.60%, 11/15/42	474	388,162
3.63%, 04/01/30	1,477	1,430,915
3.75%, 05/15/28	1,671	1,647,157
4.25%, 04/01/40	1,072	978,616
4.25%, 04/01/50	1,170	1,027,269
General Electric Co.
4.35%, 05/01/50(a)	370	327,333
4.50%, 03/11/44(a)	505	461,844
5.88%, 01/14/38	735	792,706
6.15%, 08/07/37(a)	620	678,173
6.75%, 03/15/32	840	950,460
6.88%, 01/10/39	1,225	1,445,638
HEICO Corp.
5.25%, 08/01/28	660	676,687
5.35%, 08/01/33	810	832,977
Hexcel Corp., 4.20%, 02/15/27	465	453,877
Howmet Aerospace Inc.
3.00%, 01/15/29	785	737,504
5.90%, 02/01/27	460	474,133
5.95%, 02/01/37	840	910,433
6.75%, 01/15/28	435	463,089
L3Harris Technologies Inc.
1.80%, 01/15/31	1,203	1,009,348
2.90%, 12/15/29	1,026	947,682
3.85%, 12/15/26	1,122	1,106,757
4.40%, 06/15/28	2,916	2,903,501
4.85%, 04/27/35	632	624,808
5.05%, 06/01/29	725	740,362
5.05%, 04/27/45	594	569,077
5.25%, 06/01/31	535	550,510
5.35%, 06/01/34	875	897,427
5.40%, 01/15/27	1,570	1,602,714

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.40%, 07/31/33	$1,855	$1,912,297
5.50%, 08/15/54	960	972,713
5.60%, 07/31/53(a)	546	562,932
6.15%, 12/15/40	431	463,885
Lockheed Martin Corp.
1.85%, 06/15/30	995	870,688
2.80%, 06/15/50	1,406	942,176
3.55%, 01/15/26	1,376	1,359,368
3.60%, 03/01/35	749	685,444
3.80%, 03/01/45(a)	1,604	1,344,339
3.90%, 06/15/32(a)	1,165	1,126,980
4.07%, 12/15/42	1,885	1,668,198
4.09%, 09/15/52	1,896	1,613,273
4.15%, 06/15/53	1,330	1,136,796
4.30%, 06/15/62	1,044	895,389
4.45%, 05/15/28	878	886,184
4.50%, 02/15/29	790	797,386
4.50%, 05/15/36	802	788,095
4.70%, 05/15/46	1,357	1,289,908
4.75%, 02/15/34(a)	1,185	1,200,138
4.80%, 08/15/34(a)	825	837,424
4.95%, 10/15/25	604	606,728
5.10%, 11/15/27	1,407	1,446,456
5.20%, 02/15/55(a)	655	664,441
5.20%, 02/15/64	655	659,576
5.25%, 01/15/33	1,305	1,369,006
5.70%, 11/15/54	1,520	1,652,654
5.72%, 06/01/40	300	321,904
5.90%, 11/15/63	1,035	1,158,000
Series B, 6.15%, 09/01/36	840	945,980
Northrop Grumman Corp.
3.20%, 02/01/27	1,011	984,217
3.25%, 01/15/28	2,489	2,401,609
3.85%, 04/15/45	953	783,395
4.03%, 10/15/47	3,014	2,516,575
4.40%, 05/01/30	1,517	1,512,484
4.60%, 02/01/29(a)	755	760,921
4.70%, 03/15/33	1,505	1,507,616
4.75%, 06/01/43	1,699	1,591,139
4.90%, 06/01/34(a)	910	918,614
4.95%, 03/15/53	1,060	1,008,301
5.05%, 11/15/40	604	593,667
5.15%, 05/01/40	666	661,290
5.20%, 06/01/54	1,525	1,509,966
5.25%, 05/01/50(a)	1,220	1,213,315
Northrop Grumman Systems Corp., 7.75%, 02/15/31	220	254,693
Rolls-Royce PLC, 5.75%, 10/15/27(b)	245	251,196
RTX Corp.
1.90%, 09/01/31	1,440	1,202,387
2.25%, 07/01/30	1,126	997,850
2.38%, 03/15/32	1,682	1,433,017
2.65%, 11/01/26(a)	1,037	999,292
2.82%, 09/01/51	1,760	1,135,938
3.03%, 03/15/52	1,370	922,844
3.13%, 05/04/27	1,462	1,414,554
3.13%, 07/01/50	1,650	1,145,151
3.50%, 03/15/27	1,985	1,942,269
3.75%, 11/01/46	1,937	1,536,850
4.05%, 05/04/47	1,017	840,330
4.13%, 11/16/28(a)	3,654	3,607,644
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 05/15/45	$1,277	$1,082,651
4.20%, 12/15/44(a)	330	274,403
4.35%, 04/15/47	1,693	1,465,166
4.45%, 11/16/38	1,074	999,998
4.50%, 06/01/42	4,344	3,931,722
4.63%, 11/16/48	2,330	2,098,824
4.70%, 12/15/41	695	643,631
4.80%, 12/15/43	789	728,234
4.88%, 10/15/40	546	521,867
5.00%, 02/27/26	470	472,504
5.15%, 02/27/33	1,450	1,486,671
5.38%, 02/27/53(a)	1,760	1,761,221
5.40%, 05/01/35	685	711,792
5.70%, 04/15/40	525	551,771
5.75%, 11/08/26(a)	1,570	1,610,588
5.75%, 01/15/29	1,095	1,150,022
6.00%, 03/15/31	1,715	1,843,427
6.05%, 06/01/36	555	605,811
6.10%, 03/15/34	1,935	2,106,538
6.13%, 07/15/38	855	934,839
6.40%, 03/15/54	1,795	2,060,169
6.70%, 08/01/28	695	749,956
7.20%, 08/15/27	240	259,480
7.50%, 09/15/29	1,010	1,142,326
		211,192,791
Agriculture — 1.2%
Altria Group Inc.
2.45%, 02/04/32	2,450	2,061,184
2.63%, 09/16/26	930	895,198
3.40%, 05/06/30	1,223	1,144,308
3.40%, 02/04/41	2,171	1,646,788
3.70%, 02/04/51	1,981	1,431,796
3.88%, 09/16/46	2,149	1,643,873
4.00%, 02/04/61(a)	1,215	906,276
4.25%, 08/09/42	1,005	844,507
4.40%, 02/14/26	1,529	1,521,754
4.45%, 05/06/50	867	709,167
4.50%, 05/02/43	957	824,995
4.80%, 02/14/29	3,289	3,307,877
5.38%, 01/31/44(a)	2,205	2,185,259
5.80%, 02/14/39	2,659	2,741,853
5.95%, 02/14/49(a)	3,336	3,437,742
6.20%, 11/01/28	665	704,419
6.20%, 02/14/59	588	617,669
6.88%, 11/01/33	635	710,844
Archer-Daniels-Midland Co.
2.50%, 08/11/26	1,560	1,505,718
2.70%, 09/15/51	1,190	775,269
2.90%, 03/01/32(a)	970	864,390
3.25%, 03/27/30	1,117	1,054,896
3.75%, 09/15/47(a)	615	483,333
4.02%, 04/16/43(a)	663	556,094
4.50%, 08/15/33	285	281,233
4.50%, 03/15/49	680	604,554
4.54%, 03/26/42	450	412,825
5.38%, 09/15/35	580	602,885
5.77%, 03/01/41(a)(c)	255	266,042
5.94%, 10/01/32(a)	511	562,759
BAT Capital Corp.
2.26%, 03/25/28	2,183	2,011,279
2.73%, 03/25/31	1,704	1,498,626
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.22%, 09/06/26	$1,430	$1,391,985
3.46%, 09/06/29(a)	1,142	1,080,299
3.56%, 08/15/27	2,723	2,656,248
3.73%, 09/25/40	205	159,080
3.98%, 09/25/50	340	254,917
4.39%, 08/15/37	3,258	2,906,628
4.54%, 08/15/47	2,581	2,110,997
4.70%, 04/02/27	1,609	1,613,947
4.74%, 03/16/32(a)	1,342	1,323,668
4.76%, 09/06/49	1,506	1,260,967
4.91%, 04/02/30	1,925	1,935,733
5.28%, 04/02/50	823	750,470
5.65%, 03/16/52	894	844,136
5.83%, 02/20/31	865	907,924
6.00%, 02/20/34	1,105	1,165,094
6.34%, 08/02/30	1,095	1,177,294
6.42%, 08/02/33(a)	1,860	2,016,839
7.08%, 08/02/43	980	1,092,317
7.08%, 08/02/53(a)	1,410	1,599,905
7.75%, 10/19/32(a)	815	951,667
BAT International Finance PLC
1.67%, 03/25/26	1,428	1,362,960
4.45%, 03/16/28	1,885	1,871,153
5.93%, 02/02/29	1,355	1,421,726
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,548	1,370,693
3.25%, 08/15/26	1,149	1,120,235
3.75%, 09/25/27	839	822,172
Cargill Inc.
0.75%, 02/02/26(a)(b)	957	909,496
1.70%, 02/02/31(b)	955	802,943
2.13%, 04/23/30(a)(b)	1,013	900,864
2.13%, 11/10/31(b)	749	636,563
3.13%, 05/25/51(b)	1,140	799,037
3.25%, 05/23/29(b)	1,310	1,247,357
3.63%, 04/22/27(a)(b)	1,110	1,090,275
3.88%, 05/23/49(b)	705	578,937
4.00%, 06/22/32(a)(b)	1,155	1,105,561
4.38%, 04/22/52(b)	664	586,702
4.50%, 06/24/26(a)(b)	575	576,362
4.75%, 04/24/33(a)(b)	940	940,089
4.76%, 11/23/45(b)	1,017	952,314
4.88%, 10/10/25(b)	565	566,769
5.13%, 10/11/32(b)	1,322	1,356,223
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	1,223	1,192,029
3.88%, 07/26/29(b)	1,739	1,656,222
5.50%, 02/01/30(b)	1,145	1,169,085
5.88%, 07/01/34(b)	1,000	1,019,815
6.13%, 07/27/27(b)	1,640	1,697,169
JT International Financial Services BV, 6.88%, 10/24/32(b)	570	644,594
Philip Morris International Inc.
0.88%, 05/01/26	1,253	1,180,796
1.75%, 11/01/30	1,688	1,433,539
2.10%, 05/01/30	1,145	1,009,527
2.75%, 02/25/26	1,408	1,371,847
3.13%, 08/17/27(a)	668	650,106
3.13%, 03/02/28(a)	811	777,130
3.38%, 08/15/29(a)	1,155	1,099,393
3.88%, 08/21/42	1,244	1,029,767
Security	Par (000)	Value
Agriculture (continued)
4.13%, 03/04/43	$1,318	$1,119,904
4.25%, 11/10/44	1,860	1,594,279
4.38%, 11/15/41(a)	1,095	970,736
4.50%, 03/20/42	1,072	970,904
4.75%, 02/12/27	1,185	1,195,680
4.88%, 02/13/26	1,718	1,726,604
4.88%, 02/15/28	2,160	2,190,453
4.88%, 02/13/29	1,517	1,542,344
4.88%, 11/15/43	680	639,617
5.00%, 11/17/25	1,002	1,005,557
5.13%, 11/17/27	1,750	1,789,039
5.13%, 02/15/30	2,453	2,521,948
5.13%, 02/13/31	1,855	1,902,853
5.25%, 09/07/28	535	550,592
5.25%, 02/13/34	2,000	2,044,991
5.38%, 02/15/33	2,900	2,990,610
5.50%, 09/07/30	575	602,604
5.63%, 11/17/29(a)	1,735	1,827,336
5.63%, 09/07/33	1,395	1,464,713
5.75%, 11/17/32	1,965	2,079,263
6.38%, 05/16/38	1,975	2,224,683
Reynolds American Inc.
5.70%, 08/15/35	1,043	1,067,921
5.85%, 08/15/45(a)	3,221	3,154,897
6.15%, 09/15/43	852	865,068
7.25%, 06/15/37	635	720,485
Viterra Finance BV
2.00%, 04/21/26(b)	1,021	973,028
3.20%, 04/21/31(b)	1,065	954,137
4.90%, 04/21/27(b)	585	585,770
5.25%, 04/21/32(b)	365	367,952
		144,608,945
Airlines — 0.1%
Delta Air Lines Inc.
3.75%, 10/28/29(a)	585	546,032
4.38%, 04/19/28(a)	105	102,121
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	1,443	1,437,236
4.75%, 10/20/28(b)	4,975	4,926,912
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	2,954	2,981,816
Southwest Airlines Co.
2.63%, 02/10/30	1,276	1,141,373
3.00%, 11/15/26	469	451,980
3.45%, 11/16/27	99	94,971
5.13%, 06/15/27(a)	2,938	2,962,772
United Airlines Pass-Through Trust
Series 24-A, 5.88%, 08/15/38(a)	275	280,113
Series AA, 5.45%, 08/15/38(a)	1,000	1,029,132
		15,954,458
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	1,563	1,503,509
2.75%, 03/27/27(a)	1,725	1,666,212
2.85%, 03/27/30	2,565	2,389,006
3.25%, 03/27/40	1,439	1,174,142
3.38%, 11/01/46(a)	936	727,097
3.38%, 03/27/50(a)	1,860	1,417,526
3.63%, 05/01/43	825	687,682

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
3.88%, 11/01/45(a)	$1,558	$1,316,422
Ralph Lauren Corp.
2.95%, 06/15/30(a)	1,316	1,218,557
3.75%, 09/15/25	494	488,794
Tapestry Inc.
3.05%, 03/15/32(a)	1,185	992,039
4.13%, 07/15/27(a)	772	754,235
7.00%, 11/27/26(a)	1,190	1,227,476
7.05%, 11/27/25	470	478,712
7.35%, 11/27/28	1,640	1,720,241
7.70%, 11/27/30(a)	970	1,032,860
7.85%, 11/27/33	1,430	1,530,139
VF Corp.
2.80%, 04/23/27(a)	936	876,384
2.95%, 04/23/30(a)	1,290	1,113,515
6.00%, 10/15/33(a)	420	420,032
6.45%, 11/01/37(a)	465	460,009
		23,194,589
Auto Manufacturers — 2.8%
American Honda Finance Corp.
1.30%, 09/09/26	1,435	1,350,615
1.80%, 01/13/31(a)	605	513,846
2.00%, 03/24/28(a)	1,429	1,317,551
2.25%, 01/12/29	1,230	1,126,000
2.30%, 09/09/26	1,307	1,255,443
2.35%, 01/08/27	840	802,707
3.50%, 02/15/28	637	618,378
4.60%, 04/17/30(a)	1,125	1,131,181
4.70%, 01/12/28(a)	1,070	1,081,532
4.75%, 01/12/26	435	436,325
4.90%, 03/12/27	740	750,389
4.90%, 07/09/27	685	695,240
4.90%, 03/13/29(a)	880	898,448
4.90%, 01/10/34(a)	675	681,079
4.95%, 01/09/26	750	754,015
5.05%, 07/10/31	770	785,051
5.13%, 07/07/28	985	1,010,833
5.25%, 07/07/26	870	882,947
5.65%, 11/15/28	800	839,712
5.80%, 10/03/25	600	607,393
5.85%, 10/04/30(a)	1,035	1,108,499
BMW Finance NV, 2.85%, 08/14/29(b)	1,050	974,190
BMW U.S. Capital LLC
1.25%, 08/12/26(a)(b)	782	735,511
1.95%, 08/12/31(b)	510	425,924
2.55%, 04/01/31(a)(b)	1,077	948,691
2.80%, 04/11/26(b)	1,510	1,471,445
3.30%, 04/06/27(a)(b)	1,097	1,067,039
3.45%, 04/01/27(b)	1,286	1,256,379
3.63%, 04/18/29(a)(b)	1,245	1,199,922
3.70%, 04/01/32(a)(b)	885	825,901
3.75%, 04/12/28(a)(b)	1,151	1,123,555
3.95%, 08/14/28(a)(b)	988	970,402
4.15%, 04/09/30(a)(b)	1,550	1,522,927
4.60%, 08/13/27(a)(b)	825	829,714
4.65%, 08/13/26(a)(b)	755	758,052
4.65%, 08/13/29(b)	500	502,651
4.85%, 08/13/31(b)	835	837,336
4.90%, 04/02/27(b)	945	956,975
4.90%, 04/02/29(a)(b)	985	1,001,558
5.05%, 04/02/26(b)	870	876,641
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 08/11/28(b)	$925	$943,035
5.15%, 08/11/33(b)	610	625,307
5.15%, 04/02/34(a)(b)	875	888,600
Cummins Inc.
1.50%, 09/01/30	1,110	949,157
2.60%, 09/01/50(a)	1,348	856,043
4.88%, 10/01/43	760	731,774
4.90%, 02/20/29(a)	290	297,110
5.15%, 02/20/34(a)	670	694,926
5.45%, 02/20/54	815	836,658
7.13%, 03/01/28	350	380,305
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	1,340	1,266,987
2.38%, 12/14/28(a)(b)	525	482,878
2.50%, 12/14/31(b)	1,030	882,820
3.65%, 04/07/27(a)(b)	1,757	1,719,405
5.00%, 01/15/27(a)(b)	770	777,283
5.13%, 09/25/27(b)	615	625,157
5.13%, 01/19/28(b)	1,250	1,270,348
5.13%, 09/25/29(b)	585	596,089
5.15%, 01/16/26(a)(b)	652	655,888
5.38%, 01/18/34(a)(b)	745	763,724
5.38%, 06/25/34(a)(b)	670	686,336
5.40%, 09/20/28(b)	975	1,002,371
5.50%, 09/20/33(a)(b)	795	827,455
Ford Holdings LLC, 9.30%, 03/01/30	260	305,616
Ford Motor Co.
3.25%, 02/12/32	3,700	3,151,384
4.35%, 12/08/26	2,135	2,108,634
4.75%, 01/15/43	3,150	2,628,390
5.29%, 12/08/46(a)	1,595	1,445,547
6.10%, 08/19/32(a)	2,305	2,368,444
7.40%, 11/01/46	450	494,979
7.45%, 07/16/31	875	962,911
9.63%, 04/22/30	550	652,818
Ford Motor Credit Co. LLC
2.70%, 08/10/26	1,385	1,322,757
2.90%, 02/16/28	1,275	1,179,875
2.90%, 02/10/29	1,820	1,647,679
3.38%, 11/13/25	2,000	1,953,796
3.63%, 06/17/31	1,280	1,134,103
3.82%, 11/02/27	760	728,704
4.00%, 11/13/30	3,155	2,908,663
4.13%, 08/17/27	1,790	1,740,795
4.27%, 01/09/27	1,605	1,572,661
4.39%, 01/08/26	1,100	1,086,797
4.54%, 08/01/26	1,015	1,003,508
4.95%, 05/28/27	2,206	2,194,125
5.11%, 05/03/29(a)	2,750	2,722,296
5.80%, 03/05/27	1,820	1,847,526
5.80%, 03/08/29	1,740	1,773,274
5.85%, 05/17/27	1,697	1,725,849
6.05%, 03/05/31	1,050	1,079,149
6.13%, 03/08/34	2,040	2,064,274
6.80%, 05/12/28	2,060	2,161,180
6.80%, 11/07/28	2,200	2,318,658
6.95%, 03/06/26	930	951,072
6.95%, 06/10/26	290	297,980
7.12%, 11/07/33(a)	1,865	2,014,713
7.20%, 06/10/30	875	941,865
7.35%, 11/04/27	2,835	2,998,583
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
7.35%, 03/06/30	$2,525	$2,733,967
General Motors Co.
4.20%, 10/01/27	1,434	1,413,664
5.00%, 10/01/28	1,237	1,253,118
5.00%, 04/01/35	1,230	1,193,155
5.15%, 04/01/38	1,633	1,565,674
5.20%, 04/01/45	1,688	1,548,652
5.40%, 10/15/29	1,145	1,172,029
5.40%, 04/01/48(a)	1,165	1,089,035
5.60%, 10/15/32(a)	1,505	1,556,324
5.95%, 04/01/49(a)	1,335	1,344,630
6.13%, 10/01/25	2,398	2,423,451
6.25%, 10/02/43	2,190	2,275,646
6.60%, 04/01/36	1,953	2,114,379
6.75%, 04/01/46(a)	1,064	1,165,659
6.80%, 10/01/27	1,503	1,587,561
General Motors Financial Co. Inc.
1.25%, 01/08/26(a)	2,075	1,979,864
1.50%, 06/10/26	1,760	1,663,175
2.35%, 02/26/27(a)	1,540	1,457,771
2.35%, 01/08/31	1,529	1,300,488
2.40%, 04/10/28	1,566	1,442,980
2.40%, 10/15/28	1,390	1,264,273
2.70%, 08/20/27	1,769	1,677,493
2.70%, 06/10/31	1,657	1,426,015
3.10%, 01/12/32	2,010	1,751,789
3.60%, 06/21/30	1,597	1,482,932
3.85%, 01/05/28	759	738,891
4.00%, 10/06/26	1,018	1,004,194
4.30%, 04/06/29	940	920,755
4.35%, 01/17/27	1,940	1,923,428
5.00%, 04/09/27	2,210	2,229,127
5.25%, 03/01/26	1,722	1,729,653
5.35%, 07/15/27	960	977,272
5.40%, 04/06/26	1,841	1,857,945
5.40%, 05/08/27(a)	1,252	1,274,919
5.55%, 07/15/29	1,355	1,392,129
5.60%, 06/18/31	940	962,013
5.65%, 01/17/29	818	840,925
5.75%, 02/08/31(a)	957	988,896
5.80%, 06/23/28	1,310	1,353,405
5.80%, 01/07/29	1,875	1,942,192
5.85%, 04/06/30(a)	905	944,233
5.95%, 04/04/34(a)	1,472	1,523,357
6.00%, 01/09/28	1,495	1,552,373
6.05%, 10/10/25	1,190	1,203,257
6.10%, 01/07/34	1,700	1,777,628
6.40%, 01/09/33(a)	1,233	1,321,404
Honda Motor Co. Ltd.
2.53%, 03/10/27	995	953,583
2.97%, 03/10/32(a)	1,235	1,116,229
Hyundai Capital America
1.30%, 01/08/26(a)(b)	1,165	1,110,545
1.50%, 06/15/26(a)(b)	1,435	1,354,452
1.65%, 09/17/26(b)	1,825	1,716,154
1.80%, 10/15/25(a)(b)	1,096	1,059,518
1.80%, 01/10/28(a)(b)	1,020	927,558
2.00%, 06/15/28(a)(b)	1,321	1,198,853
2.10%, 09/15/28(b)	1,175	1,062,522
2.38%, 10/15/27(a)(b)	1,020	953,715
2.75%, 09/27/26(a)(b)	983	943,791
Security	Par (000)	Value
Auto Manufacturers (continued)
3.00%, 02/10/27(a)(b)	$651	$626,222
3.50%, 11/02/26(a)(b)	1,174	1,144,080
5.25%, 01/08/27(b)	950	962,076
5.28%, 06/24/27(a)(b)	935	950,169
5.30%, 03/19/27(a)(b)	975	989,317
5.30%, 01/08/29(a)(b)	1,050	1,070,026
5.30%, 06/24/29(a)(b)	1,010	1,031,905
5.35%, 03/19/29(b)	695	709,763
5.40%, 01/08/31(a)(b)	875	898,552
5.40%, 06/24/31(a)(b)	900	924,901
5.45%, 06/24/26(a)(b)	610	617,421
5.50%, 03/30/26(b)	580	585,763
5.60%, 03/30/28(a)(b)	1,140	1,169,643
5.65%, 06/26/26(a)(b)	1,195	1,212,488
5.68%, 06/26/28(b)	1,425	1,468,539
5.70%, 06/26/30(a)(b)	845	881,695
5.80%, 04/01/30(b)	554	579,075
5.95%, 09/21/26(a)(b)	955	976,914
6.10%, 09/21/28(b)	1,245	1,304,156
6.20%, 09/21/30(a)(b)	895	957,242
6.25%, 11/03/25(b)	600	608,904
6.38%, 04/08/30(a)(b)	1,005	1,077,372
6.50%, 01/16/29(b)	960	1,022,240
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	725	688,971
2.50%, 01/24/27(b)	600	569,951
3.63%, 08/29/27(b)	255	247,800
5.13%, 02/05/27(b)	455	458,997
5.13%, 02/05/29(b)	160	162,271
Kia Corp.
2.75%, 02/14/27(b)	380	364,292
3.25%, 04/21/26(b)	650	634,768
3.50%, 10/25/27(b)	645	625,105
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	1,413	1,350,001
2.45%, 03/02/31(a)(b)	1,065	938,112
2.63%, 03/10/30(a)(b)	1,070	971,900
3.10%, 08/15/29(a)(b)	878	824,532
3.45%, 01/06/27(a)(b)	1,503	1,470,763
3.75%, 02/22/28(b)	1,621	1,585,711
4.30%, 02/22/29(a)(b)	735	729,868
4.75%, 08/01/27(b)	900	908,740
4.80%, 03/30/26(b)	1,435	1,439,995
4.80%, 01/11/27(b)	1,240	1,252,466
4.80%, 03/30/28(b)	1,540	1,558,944
4.80%, 08/01/29(a)(b)	900	910,910
4.85%, 01/11/29(a)(b)	1,010	1,024,392
4.88%, 07/31/26(b)	900	906,573
4.90%, 01/09/26(b)	750	753,520
5.00%, 01/11/34(a)(b)	865	869,454
5.05%, 08/03/33(a)(b)	905	920,204
5.10%, 08/03/28(a)(b)	1,565	1,600,167
5.13%, 08/01/34(b)	900	908,583
5.20%, 08/03/26(a)(b)	882	893,626
5.25%, 11/29/27(a)(b)	1,030	1,054,634
5.38%, 11/26/25(b)	915	923,287
8.50%, 01/18/31	1,702	2,064,599
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)	1,509	1,406,502
2.00%, 03/09/26(b)	1,175	1,115,659
2.45%, 09/15/28(b)	555	493,252

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
2.75%, 03/09/28(b)	$1,105	$1,006,002
6.95%, 09/15/26(b)	490	505,527
7.05%, 09/15/28(b)	1,065	1,127,952
Nissan Motor Co. Ltd.
3.52%, 09/17/25(b)	810	793,946
4.35%, 09/17/27(b)	3,520	3,412,933
4.81%, 09/17/30(a)(b)	3,196	3,017,789
PACCAR Financial Corp.
1.10%, 05/11/26(a)	625	593,107
2.00%, 02/04/27	665	631,294
4.45%, 03/30/26	355	355,673
4.45%, 08/06/27	675	680,656
4.60%, 01/10/28	775	782,608
4.60%, 01/31/29	625	634,001
4.95%, 10/03/25	555	557,075
4.95%, 08/10/28	90	92,270
5.00%, 05/13/27	1,085	1,109,294
5.00%, 03/22/34(a)	420	432,674
5.05%, 08/10/26(a)	250	253,510
5.20%, 11/09/26(a)	560	570,796
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	1,563	1,459,543
2.69%, 09/15/31(a)(b)	1,560	1,328,826
5.63%, 01/12/28(a)(b)	1,380	1,416,329
6.38%, 09/12/32(a)(b)	966	1,032,610
Toyota Motor Corp.
1.34%, 03/25/26(a)	1,615	1,540,153
2.36%, 03/25/31(a)	711	631,058
2.76%, 07/02/29	640	600,513
3.67%, 07/20/28(a)	445	437,730
5.12%, 07/13/28(a)	720	741,783
5.12%, 07/13/33(a)	475	505,503
5.28%, 07/13/26	685	696,287
Toyota Motor Credit Corp.
0.80%, 10/16/25	1,261	1,210,478
0.80%, 01/09/26	1,210	1,153,013
1.13%, 06/18/26	1,347	1,273,364
1.15%, 08/13/27	982	899,491
1.65%, 01/10/31(a)	1,135	958,481
1.90%, 01/13/27	1,290	1,222,006
1.90%, 04/06/28(a)	1,096	1,010,562
1.90%, 09/12/31	1,178	987,145
2.15%, 02/13/30	1,702	1,520,961
2.40%, 01/13/32	365	316,533
3.05%, 03/22/27	1,985	1,930,135
3.05%, 01/11/28	581	558,585
3.20%, 01/11/27(a)	1,454	1,420,180
3.38%, 04/01/30	2,177	2,069,183
3.65%, 01/08/29	1,285	1,252,007
4.45%, 05/18/26(a)	1,575	1,576,688
4.45%, 06/29/29	1,145	1,151,790
4.55%, 08/07/26	430	431,655
4.55%, 09/20/27	1,463	1,475,099
4.55%, 08/09/29	175	176,472
4.55%, 05/17/30	965	971,656
4.63%, 01/12/28	1,605	1,622,038
4.65%, 01/05/29	870	880,262
4.70%, 01/12/33(a)	660	662,533
4.80%, 01/05/26(a)	550	552,602
4.80%, 01/05/34(a)	315	316,857
5.00%, 08/14/26	1,135	1,149,647
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 05/16/29	$755	$777,807
5.10%, 03/21/31(a)	800	824,667
5.20%, 05/15/26	580	588,110
5.25%, 09/11/28	1,130	1,167,221
5.40%, 11/10/25	790	797,990
5.40%, 11/20/26(a)	1,195	1,221,418
5.45%, 11/10/27(a)	1,190	1,230,989
5.55%, 11/20/30	905	956,633
Series B, 5.00%, 03/19/27(a)	1,050	1,069,817
Volkswagen Group of America Finance LLC
1.25%, 11/24/25(b)	1,951	1,868,078
1.63%, 11/24/27(b)	1,236	1,123,040
3.20%, 09/26/26(b)	920	892,435
3.75%, 05/13/30(b)	1,020	967,427
4.35%, 06/08/27(b)	1,985	1,968,483
4.60%, 06/08/29(b)	935	929,982
4.63%, 11/13/25(a)(b)	1,214	1,209,655
4.75%, 11/13/28(a)(b)	1,819	1,818,065
4.85%, 08/15/27(b)	600	601,905
4.90%, 08/14/26(b)	600	601,255
4.95%, 08/15/29(a)(b)	610	611,819
5.25%, 03/22/29(b)	1,110	1,129,420
5.30%, 03/22/27(b)	850	863,723
5.40%, 03/20/26(b)	600	604,769
5.60%, 03/22/34(a)(b)	810	832,157
5.65%, 09/12/28(b)	1,405	1,449,898
5.70%, 09/12/26(b)	950	966,947
5.90%, 09/12/33(a)(b)	755	791,490
6.00%, 11/16/26(b)	665	682,434
6.20%, 11/16/28(a)(b)	560	589,307
6.45%, 11/16/30(b)	665	715,106
		331,864,822
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	2,231	1,416,972
4.35%, 03/15/29(a)	724	718,459
4.40%, 10/01/46(a)	436	355,640
5.40%, 03/15/49(a)	368	340,331
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	1,030	920,107
4.15%, 05/01/52(a)	1,560	1,203,343
BorgWarner Inc.
2.65%, 07/01/27(a)	1,539	1,466,234
4.38%, 03/15/45(a)	819	685,744
4.95%, 08/15/29	105	106,022
5.40%, 08/15/34(a)	150	150,735
Denso Corp., 1.24%, 09/16/26(b)	845	788,659
Lear Corp.
2.60%, 01/15/32	665	564,066
3.50%, 05/30/30(a)	745	694,609
3.55%, 01/15/52(a)	835	569,560
3.80%, 09/15/27	1,087	1,057,757
4.25%, 05/15/29	897	878,360
5.25%, 05/15/49(a)	879	804,911
LG Energy Solution Ltd.
5.38%, 07/02/27(b)	40	40,327
5.38%, 07/02/29(b)	95	96,378
5.50%, 07/02/34(b)	120	121,660
5.63%, 09/25/26(b)	170	172,431
5.75%, 09/25/28(b)	45	46,168
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Magna International Inc.
2.45%, 06/15/30(a)	$1,292	$1,155,855
4.15%, 10/01/25	860	854,061
5.05%, 03/14/29(a)	615	628,655
5.50%, 03/21/33(a)	720	756,617
5.98%, 03/21/26	50	50,001
Toyota Industries Corp., 3.57%, 03/16/28(b)	230	222,755
		16,866,417
Banks — 21.2%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(b)(d)	930	876,702
2.47%, 12/13/29, (1-year CMT + 1.100%)(b)(d)	1,470	1,337,981
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)(d)	1,472	1,260,046
4.80%, 04/18/26(b)	1,278	1,271,106
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(d)	1,600	1,646,574
6.58%, 10/13/26, (1-year CMT + 1.550%)(b)(d)	725	736,749
AIB Group PLC
5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)(d)	1,215	1,256,826
6.61%, 09/13/29, (1-day SOFR + 2.330%)(b)(d)	555	588,404
7.58%, 10/14/26, (1-day SOFR + 3.456%)(b)(d)	675	693,542
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.7000%)(b)(d)	865	878,992
5.90%, 07/10/34, (5-year CMT + 1.500%)(b)(d)	100	102,829
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	1,378	1,301,123
2.55%, 02/13/30(a)(b)	1,470	1,334,573
3.45%, 07/17/27(b)	737	716,785
3.45%, 01/21/28(b)	737	712,002
5.36%, 08/14/28(b)	1,140	1,175,281
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	1,715	1,613,165
2.38%, 10/22/31(a)(b)	635	541,112
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(d)	840	843,243
5.35%, 06/15/26(b)	655	663,966
5.40%, 11/29/27(a)(b)	875	899,020
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(b)(d)	2,518	2,152,727
3.70%, 11/16/25	1,052	1,043,008
4.40%, 05/19/26(b)	2,137	2,118,073
5.09%, 12/08/25	795	800,748
5.73%, 09/18/34, (5-year CMT + 1.618%)(b)(d)	90	91,979
6.74%, 12/08/32(a)(b)	2,090	2,290,976
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	1,965	1,986,177
5.00%, 03/18/26	2,250	2,269,091
5.67%, 10/03/25	1,000	1,011,706
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd/New York, 4.90%, 07/16/27(a)	$1,265	$1,290,127
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,166	1,121,686
5.38%, 03/13/29	1,800	1,856,195
5.86%, 09/14/26, (1-year CMT + 2.300%)(a)(d)	750	755,392
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(d)	875	910,419
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)(d)	500	519,463
7.88%, 11/15/34, (1-year CMT + 3.300%)(d)	960	1,086,818
Banco de Bogota SA, 4.38%, 08/03/27(b)	200	193,032
Banco de Chile, 2.99%, 12/09/31(b)	70	61,982
Banco de Credito del Peru SA, 5.85%, 01/11/29(b)	120	124,306
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)(b)	535	471,266
3.50%, 10/12/27(b)	807	778,682
Banco General SA, 4.13%, 08/07/27(b)	370	362,752
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	547	535,570
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(a)(b)	463	445,354
Banco Nacional de Panama, 2.50%, 08/11/30(b)	1,331	1,087,187
Banco Santander Chile, 3.18%, 10/26/31(b)	55	49,384
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(d)	1,970	1,848,613
1.85%, 03/25/26	1,995	1,905,086
2.75%, 12/03/30	1,865	1,623,291
2.96%, 03/25/31(a)	1,260	1,120,837
3.23%, 11/22/32, (1-year CMT + 1.600%)(d)	1,210	1,042,920
3.31%, 06/27/29	2,410	2,278,577
3.49%, 05/28/30	1,567	1,460,863
3.80%, 02/23/28(a)	1,617	1,570,194
4.18%, 03/24/28, (1-year CMT + 2.000%)(d)	2,270	2,231,937
4.25%, 04/11/27	1,910	1,887,046
4.38%, 04/12/28	1,690	1,667,823
5.18%, 11/19/25	1,992	1,990,813
5.29%, 08/18/27	2,025	2,058,945
5.37%, 07/15/28, (1-year CMT + 0.950%)(d)	1,800	1,829,524
5.44%, 07/15/31	1,400	1,441,926
5.54%, 03/14/30, (1-year CMT + 1.450%)(d)	1,370	1,407,589
5.55%, 03/14/28, (1-year CMT + 1.250%)(d)	1,125	1,141,689
5.59%, 08/08/28	1,735	1,794,120
6.35%, 03/14/34(a)	2,143	2,245,748
6.53%, 11/07/27, (1-year CMT + 1.650%)(d)	1,085	1,125,266
6.61%, 11/07/28	1,275	1,373,002
6.92%, 08/08/33	2,635	2,855,110
6.94%, 11/07/33	1,845	2,098,455
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(d)	1,170	1,011,219
4.30%, 06/15/27(b)	375	371,705
4.45%, 09/19/28(a)(b)	675	669,200
5.30%, 09/21/28(b)	770	786,040
5.50%, 09/21/33(b)	1,050	1,081,633
5.65%, 07/05/34(b)	2,030	2,122,119
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(d)	3,186	3,056,587

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	$7,740	$7,342,533
1.90%, 07/23/31, (1-day SOFR + 1.530%)(d)	3,887	3,327,966
1.92%, 10/24/31, (1-day SOFR + 1.370%)(d)	3,523	2,998,265
2.09%, 06/14/29, (1-day SOFR + 1.060%)(d)	4,230	3,872,389
2.30%, 07/21/32, (1-day SOFR + 1.220%)(d)	5,112	4,351,441
2.48%, 09/21/36, (5-year CMT + 1.200%)(d)	2,834	2,348,171
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(d)	4,759	4,263,710
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	3,300	3,147,009
2.57%, 10/20/32, (1-day SOFR + 1.210%)(d)	4,333	3,747,971
2.59%, 04/29/31, (1-day SOFR + 2.150%)(d)	3,942	3,536,185
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	6,956	5,083,807
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	6,037	5,302,674
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,562	1,046,776
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(d)	2,618	2,404,925
2.97%, 02/04/33, (1-day SOFR + 1.330%)(d)	5,305	4,676,672
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	2,935	2,034,350
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(d)	3,757	3,517,475
3.25%, 10/21/27(a)	3,798	3,682,591
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	4,573	3,606,125
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(d)	8,032	7,744,474
3.50%, 04/19/26	3,398	3,344,934
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(d)	4,014	3,942,798
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(d)	2,974	2,896,147
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(d)	2,940	2,873,785
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(d)	3,331	3,272,892
3.85%, 03/08/37, (5-year CMT + 2.000%)(d)	3,322	3,015,541
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(d)	1,863	1,547,160
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(d)	3,576	3,502,439
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(d)	4,243	4,129,212
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(d)	2,290	2,045,970
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(d)	7,636	6,426,550
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(d)	2,962	2,746,626
4.25%, 10/22/26	2,927	2,911,890
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(d)	4,166	4,121,673
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(d)	3,503	3,080,778
4.38%, 04/27/28, (1-day SOFR + 1.580%)(d)	3,277	3,259,628
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(d)	2,807	2,517,485
4.45%, 03/03/26	2,886	2,876,071
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	5,515	5,395,397
4.88%, 04/01/44(a)	812	794,325
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	4,035	4,076,488
5.00%, 01/21/44	2,698	2,686,023
5.02%, 07/22/33, (1-day SOFR + 2.160%)(d)	6,785	6,864,041
5.08%, 01/20/27, (1-day SOFR + 1.290%)(d)	3,930	3,946,831
5.20%, 04/25/29, (1-day SOFR + 1.630%)(d)	4,790	4,893,185
5.29%, 04/25/34, (1-day SOFR + 1.910%)(d)	6,890	7,066,603
5.43%, 08/15/35, (1-day SOFR +1.913%)(d)	2,770	2,776,005
5.47%, 01/23/35, (1-day SOFR + 1.650%)(d)	5,715	5,915,199
5.82%, 09/15/29, (1-day SOFR + 1.570%)(d)	3,805	3,974,263
5.87%, 09/15/34, (1-day SOFR + 1.840%)(d)	5,120	5,441,625
5.88%, 02/07/42	2,308	2,520,559
5.93%, 09/15/27, (1-day SOFR + 1.340%)(d)	2,075	2,128,622
6.11%, 01/29/37	2,854	3,100,052
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	3,045	3,191,494
6.22%, 09/15/26(a)	705	728,732
7.75%, 05/14/38	2,368	2,938,630
Series L, 4.18%, 11/25/27	3,437	3,402,744
Series L, 4.75%, 04/21/45(a)	944	890,489
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(d)	3,775	3,604,064
Security	Par (000)	Value
Banks (continued)
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(d)	$2,774	$2,433,890
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(d)	1,668	1,273,126
Bank of America NA
5.53%, 08/18/26	3,190	3,262,398
6.00%, 10/15/36	1,788	1,942,738
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(d)	260	245,527
5.60%, 03/20/30, (1-day SOFR +1.620%)(b)(d)	605	619,553
6.25%, 09/16/26, (1-year CMT + 2.650%)(b)(d)	1,650	1,669,541
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(d)	2,040	1,939,179
1.25%, 09/15/26	2,420	2,268,548
2.65%, 03/08/27(a)	2,485	2,386,907
3.09%, 01/10/37, (5-year CMT + 1.400%)(d)	2,292	1,955,787
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(d)	1,888	1,818,287
5.20%, 02/01/28	1,970	2,016,394
5.27%, 12/11/26	1,830	1,862,830
5.30%, 06/05/26	2,315	2,346,587
5.37%, 06/04/27(a)	3,230	3,318,946
5.51%, 06/04/31	1,455	1,513,410
5.72%, 09/25/28	1,640	1,712,350
5.92%, 09/25/25	600	607,488
7.70%, 05/26/84, (5-year CMT + 3.452%)(d)	30	31,403
Series H, 4.70%, 09/14/27	1,860	1,878,290
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	915	869,399
1.05%, 10/15/26	868	811,147
1.65%, 07/14/28	625	568,411
1.65%, 01/28/31	512	430,716
1.80%, 07/28/31(a)	765	640,779
2.05%, 01/26/27(a)	915	871,091
2.45%, 08/17/26(a)	1,275	1,229,615
2.50%, 01/26/32(a)	565	490,853
2.80%, 05/04/26	1,269	1,236,379
3.00%, 10/30/28	1,016	960,406
3.25%, 05/16/27(a)	1,163	1,133,091
3.30%, 08/23/29	1,489	1,405,998
3.40%, 01/29/28	1,325	1,284,398
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(d)	1,455	1,420,123
3.85%, 04/28/28	1,436	1,418,983
3.85%, 04/26/29(a)	560	550,493
3.95%, 11/18/25	471	467,521
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(d)	830	819,900
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)(d)	1,037	1,001,645
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	790	793,916
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	710	715,189
4.71%, 02/01/34, (1-day SOFR + 1.512%)(d)	1,105	1,094,768
4.89%, 07/21/28, (1-day SOFR +0.840%)(d)	1,150	1,162,642
4.95%, 04/26/27, (1-day SOFR + 1.026%)(d)	1,565	1,573,559
4.97%, 04/26/34, (1-day SOFR + 1.606%)(d)	1,305	1,315,881
4.98%, 03/14/30, (1-day SOFR +1.085%)(d)	1,775	1,816,333
5.06%, 07/22/32, (1-day SOFR + 1.230%)(d)	1,215	1,241,816
5.19%, 03/14/35, (1-day SOFR + 1.418%)(d)	1,885	1,925,373
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.61%, 07/21/39, (1-day SOFR +1.770%)(d)	$370	$383,504
5.80%, 10/25/28, (1-day SOFR + 1.802%)(d)	1,725	1,797,951
5.83%, 10/25/33, (1-day SOFR + 2.074%)(d)	1,874	1,996,263
6.32%, 10/25/29, (1-day SOFR + 1.598%)(d)	1,245	1,328,682
6.47%, 10/25/34, (1-day SOFR + 1.845%)(d)	1,545	1,718,699
Series J, 1.90%, 01/25/29(a)	877	795,252
Bank of New Zealand
1.00%, 03/03/26(b)	745	707,503
2.29%, 01/27/27(a)(b)	735	698,525
2.87%, 01/27/32(b)	420	368,330
4.85%, 02/07/28(b)	1,130	1,143,905
5.08%, 01/30/29(b)	1,035	1,061,515
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,171	1,112,002
1.30%, 09/15/26	1,442	1,356,031
1.35%, 06/24/26	1,275	1,206,897
1.95%, 02/02/27	1,520	1,436,123
2.15%, 08/01/31	1,065	911,386
2.45%, 02/02/32	1,330	1,141,771
2.70%, 08/03/26	1,553	1,502,131
2.95%, 03/11/27	945	913,249
4.50%, 12/16/25	1,549	1,539,637
4.59%, 05/04/37, (5-year CMT + 2.050%)(d)	2,044	1,916,772
4.75%, 02/02/26	1,615	1,618,950
4.85%, 02/01/30	2,070	2,102,165
5.25%, 06/12/28(a)	1,000	1,028,723
5.35%, 12/07/26	1,250	1,274,772
5.40%, 06/04/27	1,010	1,035,930
5.45%, 08/01/29	950	985,668
5.65%, 02/01/34	1,570	1,654,642
8.63%, 10/27/82, (5-year CMT + 4.389%)(d)	310	332,037
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(d)	972	847,428
Bank OZK, 2.75%, 10/01/31, (3-mo. SOFR + 2.090%)(a)(d)	575	459,968
BankUnited Inc.
4.88%, 11/17/25	367	364,048
5.13%, 06/11/30(a)	575	559,114
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	1,505	1,414,931
4.75%, 07/13/27(a)(b)	1,060	1,065,946
4.94%, 01/26/26(b)	1,210	1,214,663
5.09%, 01/23/27(b)	1,390	1,407,736
5.19%, 02/16/28(b)	435	443,173
5.79%, 07/13/28(b)	1,100	1,145,924
5.90%, 07/13/26(b)	2,315	2,368,648
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(d)	2,160	2,044,262
2.65%, 06/24/31, (1-year CMT + 1.900%)(d)	1,307	1,156,344
2.67%, 03/10/32, (1-year CMT + 1.200%)(d)	1,612	1,393,188
2.89%, 11/24/32, (1-year CMT + 1.300%)(d)	1,975	1,702,680
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	1,650	1,235,729
3.56%, 09/23/35, (5-year CMT + 2.900%)(d)	1,568	1,411,795
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(d)	1,375	1,094,288
4.34%, 01/10/28	1,740	1,712,135
4.38%, 01/12/26	3,087	3,068,750
4.84%, 05/09/28	2,984	2,959,587
4.95%, 01/10/47(a)	2,260	2,115,760
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(d)	2,193	2,199,818
Security	Par (000)	Value
Banks (continued)
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(d)	$2,280	$2,271,448
5.20%, 05/12/26	2,767	2,774,240
5.25%, 08/17/45(a)	2,110	2,078,183
5.50%, 08/09/28, (1-year CMT + 2.650%)(d)	2,180	2,222,253
5.67%, 03/12/28, (1-day SOFR +1.490%)(d)	1,470	1,500,074
5.69%, 03/12/30, (1-day SOFR +1.740%)(d)	1,935	1,994,875
5.75%, 08/09/33, (1-year CMT + 3.000%)(d)	1,545	1,597,758
5.83%, 05/09/27, (1-day SOFR + 2.210%)(d)	3,115	3,158,864
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	160	170,499
6.22%, 05/09/34, (1-day SOFR + 2.980%)(d)	3,015	3,203,072
6.49%, 09/13/29, (1-day SOFR + 2.220%)(d)	1,765	1,869,693
6.50%, 09/13/27, (1-day SOFR + 1.880%)(d)	1,475	1,523,899
6.69%, 09/13/34, (1-day SOFR + 2.620%)(d)	2,160	2,367,435
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(d)	2,295	2,518,085
7.33%, 11/02/26, (1-year CMT + 3.050%)(d)	1,795	1,840,127
7.39%, 11/02/28, (1-year CMT + 3.300%)(d)	2,010	2,161,531
7.44%, 11/02/33, (1-year CMT + 3.500%)(d)	2,857	3,255,449
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(a)(b)	720	696,494
BNP Paribas SA
1.32%, 01/13/27, (1-day SOFR + 1.004%)(b)(d)	3,035	2,889,207
1.68%, 06/30/27, (1-day SOFR + 0.912%)(b)(d)	1,722	1,627,917
1.90%, 09/30/28, (1-day SOFR + 1.609%)(b)(d)	2,097	1,932,619
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(d)	3,055	2,754,944
2.59%, 01/20/28, (1-day SOFR + 1.228%)(b)(d)	2,478	2,357,518
2.59%, 08/12/35, (5-year CMT + 2.050%)(b)(d)	2,794	2,403,643
2.82%, 01/26/41(a)(b)	1,325	938,843
2.87%, 04/19/32, (1-day SOFR + 1.387%)(b)(d)	3,547	3,104,311
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(d)	1,565	1,430,227
3.13%, 01/20/33, (1-day SOFR + 1.561%)(b)(d)	1,835	1,610,266
3.50%, 11/16/27(b)	2,025	1,959,216
4.38%, 05/12/26(b)	1,730	1,711,410
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(b)(d)	2,165	2,096,980
4.40%, 08/14/28(b)	2,992	2,964,890
4.63%, 03/13/27(b)	2,443	2,424,506
5.13%, 01/13/29, (1-year CMT + 1.450%)(b)(d)	3,000	3,045,281
5.18%, 01/09/30, (1-day SOFR + 1.520%)(b)(d)	2,000	2,034,163
5.20%, 01/10/30, (3-mo. SOFR + 2.829%)(b)(d)	305	310,009
5.34%, 06/12/29, (1-year CMT + 1.500%)(b)(d)	2,155	2,205,305
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(d)	2,040	2,093,449
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(d)	2,130	2,215,687
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(d)	2,905	3,083,647

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
BPCE SA
1.00%, 01/20/26(a)(b)	$1,873	$1,782,419
1.65%, 10/06/26, (1-day SOFR + 1.520%)(a)(b)(d)	1,780	1,713,665
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)(d)	2,237	2,103,309
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(d)	2,208	1,842,810
2.70%, 10/01/29(a)(b)	1,546	1,408,116
3.12%, 10/19/32, (1-day SOFR + 1.730%)(b)(d)	1,507	1,279,639
3.25%, 01/11/28(b)	1,655	1,576,061
3.38%, 12/02/26	746	729,224
3.50%, 10/23/27(a)(b)	1,305	1,254,287
3.58%, 10/19/42, (1-day SOFR + 1.952%)(b)(d)	540	405,467
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(d)	1,630	1,401,622
4.63%, 09/12/28(b)	1,295	1,280,715
4.75%, 07/19/27(a)(b)	1,317	1,323,454
4.88%, 04/01/26(a)(b)	1,088	1,081,207
5.13%, 01/18/28(b)	1,265	1,277,871
5.20%, 01/18/27(b)	715	724,357
5.28%, 05/30/29(b)	770	786,641
5.72%, 01/18/30, (1-year CMT + 1.959%)(b)(d)	1,255	1,285,691
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(d)	1,533	1,560,925
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(d)	385	397,581
5.98%, 01/18/27, (1-day SOFR + 2.100%)(b)(d)	2,040	2,065,634
6.51%, 01/18/35, (1-year CMT + 2.791%)(b)(d)	1,235	1,282,961
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)(d)	1,045	1,079,415
6.71%, 10/19/29, (1-day SOFR + 2.270%)(b)(d)	1,430	1,514,422
7.00%, 10/19/34, (1-day SOFR + 2.590%)(b)(d)	1,560	1,726,294
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR +1.780%)(b)(d)	820	844,165
6.04%, 06/15/35, (1-day SOFR +2.260%)(b)(d)	2,195	2,286,608
6.21%, 01/18/29, (1-day SOFR + 2.700%)(b)(d)	1,495	1,557,602
6.68%, 09/13/27, (1-day SOFR + 2.080%)(b)(d)	1,230	1,273,857
6.84%, 09/13/34, (1-day SOFR + 2.770%)(b)(d)	585	642,593
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	1,655	1,587,960
1.25%, 06/22/26	1,069	1,010,312
3.45%, 04/07/27	1,450	1,413,902
3.60%, 04/07/32	1,340	1,234,996
5.00%, 04/28/28	1,810	1,842,108
5.24%, 06/28/27	1,025	1,047,243
5.26%, 04/08/29	1,330	1,367,296
5.62%, 07/17/26	405	411,877
5.93%, 10/02/26	700	719,663
Security	Par (000)	Value
Banks (continued)
5.99%, 10/03/28(a)	$850	$895,330
6.09%, 10/03/33	1,575	1,693,981
CIMB Bank Bhd, 2.13%, 07/20/27(b)	730	683,762
Citibank NA
4.84%, 08/06/29	2,500	2,534,383
4.93%, 08/06/26	1,320	1,331,179
5.44%, 04/30/26	2,830	2,871,048
5.49%, 12/04/26	3,135	3,205,821
5.57%, 04/30/34	2,550	2,678,434
5.80%, 09/29/28	2,850	2,990,958
5.86%, 09/29/25	1,750	1,772,263
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(d)	3,250	3,086,346
1.46%, 06/09/27, (1-day SOFR + 0.770%)(d)	3,565	3,371,428
2.52%, 11/03/32, (1-day SOFR + 1.177%)(d)	2,579	2,203,634
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	4,175	3,616,498
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	5,105	4,540,973
2.67%, 01/29/31, (1-day SOFR + 1.146%)(d)	3,314	2,985,156
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	1,905	1,385,842
2.98%, 11/05/30, (1-day SOFR + 1.422%)(d)	3,127	2,878,794
3.06%, 01/25/33, (1-day SOFR + 1.351%)(d)	4,951	4,356,427
3.07%, 02/24/28, (1-day SOFR + 1.280%)(d)	3,828	3,693,817
3.20%, 10/21/26	4,183	4,070,857
3.40%, 05/01/26	2,692	2,642,500
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(d)	3,663	3,550,981
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(d)	3,817	3,721,730
3.70%, 01/12/26	2,688	2,652,916
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	4,127	3,809,401
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(d)	1,651	1,440,223
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(d)	3,746	3,685,559
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(d)	3,430	3,330,120
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(d)	2,948	2,899,502
4.13%, 07/25/28	3,305	3,250,786
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(d)	1,567	1,347,657
4.30%, 11/20/26(a)	1,774	1,762,872
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)(d)	5,439	5,349,949
4.45%, 09/29/27	4,685	4,662,933
4.60%, 03/09/26	1,820	1,815,548
4.65%, 07/30/45	1,454	1,331,039
4.65%, 07/23/48	3,483	3,175,854
4.66%, 05/24/28, (1-day SOFR + 1.887%)(d)	1,200	1,204,507
4.75%, 05/18/46	2,801	2,532,011
4.91%, 05/24/33, (1-day SOFR + 2.086%)(d)	3,387	3,368,901
5.17%, 02/13/30, (1-day SOFR + 1.364%)(d)	2,685	2,736,185
5.30%, 05/06/44	1,323	1,299,539
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,736	1,731,115
5.45%, 06/11/35, (1-day SOFR + 1.447%)(d)	3,500	3,596,944
5.50%, 09/13/25	1,873	1,882,561
5.61%, 09/29/26, (1-day SOFR + 1.546%)(d)	3,667	3,693,319
5.83%, 02/13/35, (1-day SOFR + 2.056%)(d)	4,250	4,368,019
5.88%, 02/22/33	813	853,669
5.88%, 01/30/42	1,334	1,429,137
6.00%, 10/31/33	1,437	1,535,565
6.13%, 08/25/36	1,072	1,141,040
6.17%, 05/25/34, (1-day SOFR + 2.661%)(d)	3,700	3,905,704
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	3,899	4,224,024
6.63%, 01/15/28	473	505,493
6.63%, 06/15/32(a)	1,492	1,636,511
6.68%, 09/13/43(a)	1,382	1,580,666
6.88%, 03/05/38(a)	420	487,979
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.88%, 02/15/98(a)	$266	$318,313
8.13%, 07/15/39	2,895	3,767,443
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)(d)	1,170	1,161,127
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	388	380,846
Citizens Financial Group Inc.
2.50%, 02/06/30	665	586,459
2.64%, 09/30/32	748	607,648
2.85%, 07/27/26	745	716,018
3.25%, 04/30/30(a)	1,145	1,048,862
4.30%, 12/03/25	408	403,847
5.64%, 05/21/37, (5-year CMT + 2.750%)(d)	560	540,638
5.72%, 07/23/32, (1-day SOFR + 1.910%)(d)	1,050	1,071,749
5.84%, 01/23/30, (1-day SOFR + 2.010%)(d)	1,445	1,485,493
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)(d)	760	821,331
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(d)	380	351,609
Comerica Inc.
3.80%, 07/22/26(a)	392	381,855
4.00%, 02/01/29(a)	989	943,114
5.98%, 01/30/30, (1-day SOFR + 2.155%)(d)	1,130	1,149,508
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	2,017	1,907,216
1.88%, 09/15/31(a)(b)	1,159	985,593
2.55%, 03/14/27(a)(b)	1,741	1,667,333
2.63%, 09/06/26(a)(b)	1,320	1,276,791
2.69%, 03/11/31(b)	2,160	1,872,125
2.85%, 05/18/26(a)(b)	925	902,641
3.15%, 09/19/27(a)(b)	632	613,204
3.31%, 03/11/41(a)(b)	1,612	1,234,272
3.61%, 09/12/34, (5-year CMT + 2.050%)(b)(d)	2,046	1,908,936
3.74%, 09/12/39(b)	2,096	1,770,404
3.78%, 03/14/32(a)(b)	1,125	1,030,183
3.90%, 03/16/28(a)(b)	1,192	1,181,146
3.90%, 07/12/47(b)	1,798	1,507,479
4.32%, 01/10/48(a)(b)	1,286	1,108,353
4.50%, 12/09/25(b)	538	534,818
5.84%, 03/13/34(b)	2,400	2,501,963
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	1,535	1,557,469
Cooperatieve Rabobank UA
1.00%, 09/24/26, (1-year CMT + 0.730%)(b)(d)	1,729	1,659,919
1.11%, 02/24/27, (1-year CMT + 0.550%)(b)(d)	2,525	2,391,491
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)(d)	2,045	1,923,769
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)(d)	1,726	1,682,186
3.75%, 07/21/26	2,273	2,224,524
3.76%, 04/06/33, (1-year CMT + 1.420%)(a)(b)(d)	2,155	1,986,761
4.66%, 08/22/28, (1-year CMT + 1.750%)(b)(d)	2,165	2,166,813
5.25%, 05/24/41	2,107	2,171,797
5.25%, 08/04/45(a)	1,327	1,326,614
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(d)	1,310	1,349,090
Security	Par (000)	Value
Banks (continued)
5.56%, 02/28/29, (1-year CMT + 1.400%)(b)(d)	$1,615	$1,657,350
5.75%, 12/01/43	1,835	1,902,041
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29	675	687,671
4.85%, 01/09/26	500	502,281
5.04%, 03/05/27	1,230	1,250,848
5.50%, 10/05/26	990	1,012,227
Credit Agricole SA
1.25%, 01/26/27, (1-day SOFR + 0.891%)(b)(d)	1,262	1,199,580
2.02%, 01/11/27(a)(b)	1,275	1,205,113
2.81%, 01/11/41(a)(b)	1,632	1,160,326
3.25%, 01/14/30(b)	1,934	1,776,121
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(b)(d)	1,915	1,831,211
5.13%, 03/11/27(a)(b)	1,790	1,818,915
5.30%, 07/12/28(a)(b)	2,025	2,081,014
5.34%, 01/10/30, (1-day SOFR + 1.690%)(b)(d)	1,120	1,142,001
5.37%, 03/11/34(b)	1,150	1,179,658
5.51%, 07/05/33(b)	910	955,657
5.59%, 07/05/26(b)	2,210	2,247,681
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(d)	2,230	2,340,118
6.32%, 10/03/29, (1-day SOFR + 1.860%)(b)(d)	2,370	2,495,389
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	2,251	2,222,785
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)(d)	970	913,523
1.62%, 09/11/26, (1-year CMT + 1.350%)(b)(d)	917	884,261
4.30%, 04/01/28, (1-year CMT + 1.750%)(b)(d)	1,560	1,542,023
4.38%, 06/12/28(b)	1,149	1,136,348
5.43%, 03/01/28, (1-year CMT + 0.950%)(b)(d)	1,245	1,268,599
5.71%, 03/01/30, (1-year CMT + 1.400%)(b)(d)	1,380	1,423,877
6.26%, 09/22/26, (1-year CMT + 1.180%)(b)(d)	1,280	1,297,232
Deutsche Bank AG, 4.10%, 01/13/26(a)	624	618,095
Deutsche Bank AG/New York
1.69%, 03/19/26	1,135	1,086,423
2.13%, 11/24/26, (1-day SOFR + 1.870%)(d)	2,830	2,725,972
2.31%, 11/16/27, (1-day SOFR + 1.219%)(d)	1,945	1,834,398
2.55%, 01/07/28, (1-day SOFR + 1.318%)(d)	2,590	2,449,193
3.04%, 05/28/32, (1-day SOFR + 1.718%)(d)	1,283	1,122,894
3.55%, 09/18/31, (1-day SOFR + 3.043%)(d)	2,782	2,555,364
3.73%, 01/14/32, (1-day SOFR + 2.757%)(d)	1,205	1,065,563
3.74%, 01/07/33, (1-day SOFR + 2.257%)(d)	1,420	1,215,561
4.10%, 01/13/26	635	626,715
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(d)	1,540	1,499,797
5.37%, 09/09/27	735	754,482
5.41%, 05/10/29	1,345	1,387,106
5.71%, 02/08/28, (1-day SOFR + 1.594%)(d)	900	914,960
5.88%, 07/08/31, (1-day SOFR + 5.438%)(d)	450	455,862
6.72%, 01/18/29, (1-day SOFR + 3.180%)(d)	1,645	1,731,829

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.82%, 11/20/29, (1-day SOFR + 2.510%)(d)	$1,445	$1,537,596
7.08%, 02/10/34, (1-day SOFR + 3.650%)(d)	2,660	2,814,139
7.15%, 07/13/27, (1-day SOFR + 2.520%)(d)	1,455	1,509,303
Discover Bank
2.70%, 02/06/30(a)	975	867,836
3.45%, 07/27/26	1,615	1,568,988
4.25%, 03/13/26	432	427,992
4.65%, 09/13/28	1,130	1,126,182
DNB Bank ASA
1.13%, 09/16/26, (1-year CMT + 0.850%)(b)(d)	845	812,232
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)(d)	1,370	1,300,870
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(d)	910	841,937
5.90%, 10/09/26, (1-day SOFR + 1.950%)(b)(d)	1,280	1,292,006
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	701	699,589
5.25%, 04/26/29(a)(b)	1,320	1,348,879
5.70%, 03/14/28(a)(b)	1,175	1,207,025
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	1,165	1,091,790
2.55%, 05/05/27	1,047	993,616
3.95%, 03/14/28	803	787,147
4.06%, 04/25/28, (1-day SOFR + 1.355%)(d)	1,050	1,028,500
4.34%, 04/25/33, (1-day SOFR + 1.660%)(d)	795	749,760
4.77%, 07/28/30, (1-day SOFR + 2.127%)(d)	1,561	1,551,942
5.63%, 01/29/32, (1-day SOFR + 1.840%)(d)	625	642,135
6.34%, 07/27/29, (1-day SOFR + 2.340%)(d)	1,695	1,782,062
6.36%, 10/27/28, (1-day SOFR + 2.192%)(d)	1,379	1,441,808
8.25%, 03/01/38	1,490	1,847,554
Fifth Third Bank NA
2.25%, 02/01/27	1,112	1,052,831
3.85%, 03/15/26	901	885,469
First Horizon Bank, 5.75%, 05/01/30(a)	645	647,969
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	555	575,001
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(d)	2,255	2,272,084
5.41%, 05/21/27, (1-day SOFR +0.750%)(d)	2,925	2,957,998
Goldman Sachs Capital I, 6.35%, 02/15/34	1,105	1,199,661
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(d)	2,794	2,660,308
1.43%, 03/09/27, (1-day SOFR + 0.798%)(d)	4,017	3,814,305
1.54%, 09/10/27, (1-day SOFR + 0.818%)(d)	3,705	3,478,759
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	5,588	5,278,961
1.99%, 01/27/32, (1-day SOFR + 1.090%)(d)	3,871	3,254,248
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	5,556	4,730,741
2.60%, 02/07/30	3,033	2,752,663
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	4,993	4,342,006
2.64%, 02/24/28, (1-day SOFR + 1.114%)(d)	4,243	4,048,703
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	4,492	3,877,491
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	2,009	1,481,318
3.10%, 02/24/33, (1-day SOFR + 1.410%)(d)	5,775	5,108,306
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	3,171	2,452,570
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	2,766	2,190,142
3.50%, 11/16/26	3,364	3,289,411
3.62%, 03/15/28, (1-day SOFR + 1.846%)(d)	4,810	4,695,712
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(d)	3,193	3,117,469
3.75%, 02/25/26	2,277	2,250,945
Security	Par (000)	Value
Banks (continued)
3.80%, 03/15/30	$3,590	$3,461,344
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(a)(d)	3,231	3,139,970
3.85%, 01/26/27	4,080	4,020,310
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(d)	3,684	3,263,286
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(d)	4,741	4,675,545
4.25%, 10/21/25(a)	2,511	2,492,890
4.39%, 06/15/27, (1-day SOFR + 1.510%)(d)	1,260	1,253,648
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(d)	2,210	2,041,765
4.48%, 08/23/28, (1-day SOFR + 1.725%)(d)	3,530	3,521,938
4.75%, 10/21/45(a)	2,547	2,409,336
4.80%, 07/08/44	2,549	2,422,047
5.05%, 07/23/30, (1-day SOFR + 1.210%)(d)	3,310	3,359,449
5.15%, 05/22/45	2,775	2,726,957
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	3,030	3,086,957
5.73%, 04/25/30, (1-day SOFR +1.265%)(d)	3,803	3,963,588
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	4,225	4,463,127
5.95%, 01/15/27	1,410	1,452,690
6.13%, 02/15/33	1,430	1,583,408
6.25%, 02/01/41	3,407	3,802,702
6.45%, 05/01/36	1,123	1,240,061
6.48%, 10/24/29, (1-day SOFR + 1.770%)(d)	3,555	3,794,914
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(d)	1,690	1,874,771
6.75%, 10/01/37	7,280	8,205,382
HBOS PLC, 6.00%, 11/01/33(a)(b)	566	579,994
HSBC Bank USA NA, 7.00%, 01/15/39	1,070	1,250,969
HSBC Bank USA NA/New York
5.63%, 08/15/35	645	667,696
5.88%, 11/01/34(a)	510	546,561
HSBC Capital Funding Dollar 1 LP, 10.18%, (3-mo. LIBOR US + 4.980%)(a)(b)(d)(e)	1,142	1,417,507
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(d)	245	232,468
2.01%, 09/22/28, (1-day SOFR + 1.732%)(d)	2,860	2,640,042
2.21%, 08/17/29, (1-day SOFR + 1.285%)(d)	2,815	2,553,260
2.25%, 11/22/27, (1-day SOFR + 1.100%)(d)	1,055	999,771
2.36%, 08/18/31, (1-day SOFR + 1.947%)(d)	2,290	1,990,341
2.80%, 05/24/32, (1-day SOFR + 1.187%)(d)	4,237	3,679,869
2.85%, 06/04/31, (1-day SOFR + 2.387%)(d)	2,532	2,272,820
2.87%, 11/22/32, (1-day SOFR + 1.410%)(d)	2,505	2,177,498
3.90%, 05/25/26(a)	740	731,518
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(d)	4,192	4,041,785
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(d)	3,693	3,628,183
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(d)	3,991	3,960,887
4.30%, 03/08/26	500	497,096
4.38%, 11/23/26	1,979	1,959,227
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(d)	3,996	3,966,719
4.76%, 06/09/28, (1-day SOFR + 2.110%)(d)	3,300	3,299,853
4.76%, 03/29/33, (1-day SOFR + 2.530%)(d)	3,145	3,032,632
4.95%, 03/31/30	3,537	3,597,058
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	2,995	3,037,205
5.25%, 03/14/44(a)	2,175	2,118,287
5.40%, 08/11/33, (1-day SOFR + 2.870%)(d)	3,550	3,639,954
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	2,230	2,294,021
5.60%, 05/17/28, (1-day SOFR + 1.060%)(d)	2,635	2,691,672
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(d)	1,820	1,897,303
5.73%, 05/17/32, (1-day SOFR + 1.520%)(d)	2,160	2,241,859
5.89%, 08/14/27, (1-day SOFR + 1.570%)(d)	3,205	3,272,189
6.10%, 01/14/42(a)	1,220	1,352,224
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.16%, 03/09/29, (1-day SOFR + 1.970%)(d)	$2,845	$2,974,531
6.25%, 03/09/34, (1-day SOFR + 2.390%)(d)	3,185	3,424,873
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	3,940	4,310,970
6.50%, 05/02/36	3,135	3,385,369
6.50%, 09/15/37	3,578	3,854,069
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)(d)	2,800	2,991,852
6.80%, 06/01/38	989	1,090,288
7.34%, 11/03/26, (1-day SOFR + 3.030%)(d)	2,305	2,368,930
7.39%, 11/03/28, (1-day SOFR + 3.350%)(d)	3,070	3,304,420
7.40%, 11/13/34, (1-day SOFR + 3.020%)(d)	2,770	3,103,847
7.63%, 05/17/32(a)	245	279,757
8.11%, 11/03/33, (1-day SOFR + 4.250%)(d)	2,770	3,232,768
HSBC USA Inc.
5.29%, 03/04/27	1,310	1,334,938
7.20%, 07/15/97(a)	220	288,440
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(d)	810	646,650
2.55%, 02/04/30	1,105	982,801
4.44%, 08/04/28, (1-day SOFR + 1.970%)(d)	1,477	1,472,677
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)(d)	693	677,319
5.71%, 02/02/35, (1-day SOFR + 1.870%)(d)	1,470	1,506,713
6.21%, 08/21/29, (1-day SOFR + 2.020%)(d)	1,045	1,097,942
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR + 1.650%)(d)	1,490	1,479,058
5.65%, 01/10/30	1,045	1,082,387
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(b)	450	437,758
4.00%, 03/18/26(b)	905	894,592
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(b)	1,975	1,975,814
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	1,623	1,585,757
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)(d)	1,284	1,224,101
2.73%, 04/01/32, (1-day SOFR + 1.316%)(d)	1,277	1,119,780
3.95%, 03/29/27	2,264	2,231,220
4.02%, 03/28/28, (1-day SOFR + 1.830%)(d)	1,495	1,473,539
4.05%, 04/09/29	1,394	1,362,069
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)(d)	1,650	1,582,942
4.55%, 10/02/28	1,782	1,778,629
4.63%, 01/06/26(b)	2,476	2,472,087
5.34%, 03/19/30, (1-day SOFR + 1.440%)(d)	2,140	2,187,904
5.55%, 03/19/35, (1-day SOFR + 1.770%)(d)	2,055	2,116,849
6.08%, 09/11/27, (1-day SOFR + 1.560%)(d)	1,430	1,468,177
6.11%, 09/11/34, (1-day SOFR + 2.090%)(d)	1,275	1,364,121
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,042	1,011,375
3.88%, 01/12/28(a)(b)	620	596,718
6.63%, 06/20/33(b)	2,000	2,144,803
7.00%, 11/21/25(b)	710	725,972
7.20%, 11/28/33(a)(b)	2,350	2,627,719
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	2,225	2,448,049
7.80%, 11/28/53(b)	2,275	2,642,024
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(d)	1,860	2,121,914
Series NR, 4.00%, 09/23/29(b)	10	9,510
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(d)	$2,817	$2,676,844
1.05%, 11/19/26, (1-day SOFR + 0.800%)(a)(d)	3,917	3,742,177
1.47%, 09/22/27, (1-day SOFR + 0.765%)(d)	3,754	3,526,332
1.58%, 04/22/27, (1-day SOFR + 0.885%)(d)	4,875	4,638,607
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(a)(d)	1,951	1,651,329
1.95%, 02/04/32, (1-day SOFR + 1.065%)(d)	4,033	3,406,189
2.07%, 06/01/29, (1-day SOFR + 1.015%)(d)	2,960	2,708,896
2.18%, 06/01/28, (1-day SOFR + 1.890%)(d)	2,425	2,280,293
2.52%, 04/22/31, (1-day SOFR + 2.040%)(d)	3,900	3,499,726
2.53%, 11/19/41, (3-mo. SOFR + 1.510%)(d)	2,295	1,649,091
2.55%, 11/08/32, (1-day SOFR + 1.180%)(d)	4,598	3,976,525
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(d)	4,668	4,086,257
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(d)	5,448	4,988,335
2.95%, 10/01/26	3,257	3,167,443
2.95%, 02/24/28, (1-day SOFR + 1.170%)(d)	2,605	2,508,656
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(d)	3,888	3,536,386
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	5,132	4,544,390
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(d)	2,312	1,804,871
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	3,335	2,398,164
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	2,823	2,204,136
3.20%, 06/15/26	2,588	2,531,197
3.30%, 04/01/26	3,285	3,225,066
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	4,951	3,690,163
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(d)	3,329	3,222,068
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(d)	3,803	3,708,677
3.63%, 12/01/27(a)	1,946	1,902,999
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(d)	3,556	3,424,369
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(d)	3,511	3,450,223
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(d)	3,575	3,189,404
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(d)	2,518	2,096,140
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(d)	2,950	2,918,751
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(d)	4,868	4,077,713
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(d)	3,304	3,241,981
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(d)	2,208	1,874,123
4.13%, 12/15/26	3,245	3,223,751
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(d)	3,689	3,643,450
4.25%, 10/01/27	2,537	2,531,589
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(d)	2,757	2,432,742
4.32%, 04/26/28, (1-day SOFR + 1.560%)(d)	4,570	4,549,066
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(d)	3,451	3,437,432
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(d)	3,829	3,816,685
4.57%, 06/14/30, (1-day SOFR + 1.750%)(d)	2,955	2,956,917
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	3,810	3,760,890
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	4,790	4,833,054
4.85%, 02/01/44	1,445	1,417,656
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	6,033	6,066,214
4.95%, 06/01/45	2,479	2,424,110
4.98%, 07/22/28, (1-day SOFR +0.930%)(d)	1,090	1,103,927
5.00%, 07/22/30, (1-day SOFR +1.125%)(d)	3,070	3,126,311
5.01%, 01/23/30, (1-day SOFR + 1.310%)(d)	3,540	3,601,334
5.04%, 01/23/28, (1-day SOFR + 1.190%)(d)	2,745	2,777,977
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	1,900	1,949,829
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	3,545	3,637,552
5.34%, 01/23/35, (1-day SOFR + 1.620%)(d)	3,505	3,609,558
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)(d)	6,115	6,308,820
5.40%, 01/06/42	1,755	1,834,134
5.50%, 10/15/40	1,815	1,913,177

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.57%, 04/22/28, (1-day SOFR +0.930%)(d)	$3,430	$3,516,352
5.58%, 04/22/30, (1-day SOFR +1.160%)(d)	3,980	4,143,775
5.60%, 07/15/41	2,481	2,650,165
5.63%, 08/16/43	1,771	1,882,433
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(d)	4,980	5,209,165
5.77%, 04/22/35, (1-day SOFR + 1.490%)(d)	3,570	3,791,843
6.07%, 10/22/27, (1-day SOFR + 1.330%)(d)	3,070	3,169,993
6.09%, 10/23/29, (1-day SOFR + 1.570%)(d)	3,115	3,293,219
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)(d)	4,030	4,417,233
6.40%, 05/15/38	3,522	4,075,999
7.63%, 10/15/26	1,452	1,542,588
8.00%, 04/29/27	1,364	1,496,451
8.75%, 09/01/30	587	709,675
JPMorgan Chase Bank NA, 5.11%, 12/08/26	3,870	3,935,916
KBC Group NV
5.80%, 01/19/29, (1-year CMT + 2.100%)(b)(d)	1,480	1,523,073
6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(d)	1,265	1,357,521
KEB Hana Bank
1.25%, 12/16/26(b)	135	125,624
3.25%, 03/30/27(b)	475	461,611
3.50%, (5-year CMT + 2.409%)(a)(b)(d)(e)	510	483,358
5.38%, 04/23/27(b)	120	122,892
5.38%, 04/23/29(b)	285	296,997
5.75%, 10/24/28(b)	280	294,756
KeyBank NA
4.70%, 01/26/26	350	348,518
5.00%, 01/26/33	1,145	1,115,924
KeyBank NA/Cleveland OH
3.40%, 05/20/26	822	796,847
3.90%, 04/13/29(a)	825	770,619
4.90%, 08/08/32(a)	1,165	1,104,322
5.85%, 11/15/27(a)	1,224	1,259,667
6.95%, 02/01/28	530	558,129
KeyCorp
2.25%, 04/06/27(a)	1,158	1,087,839
2.55%, 10/01/29(a)	795	711,934
4.10%, 04/30/28(a)	812	791,779
4.15%, 10/29/25(a)	473	468,847
4.79%, 06/01/33, (1-day SOFR + 2.060%)(a)(d)	1,155	1,113,142
6.40%, 03/06/35, (1-day SOFR + 2.420%)(d)	1,235	1,323,293
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	1,143	1,131,757
Kookmin Bank
2.50%, 11/04/30(b)	235	203,882
4.63%, 04/21/28(b)	209	210,554
5.25%, 05/08/29(b)	315	326,579
5.38%, 05/08/27(b)	25	25,606
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(d)	890	843,798
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	2,246	1,620,057
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(d)	2,415	2,333,976
3.75%, 01/11/27	1,980	1,941,870
3.75%, 03/18/28, (1-year CMT + 1.800%)(d)	1,477	1,444,371
4.34%, 01/09/48	1,819	1,495,974
4.38%, 03/22/28	2,436	2,416,990
Security	Par (000)	Value
Banks (continued)
4.55%, 08/16/28	$1,805	$1,800,085
4.58%, 12/10/25	1,578	1,565,929
4.65%, 03/24/26	1,925	1,912,903
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(d)	1,510	1,498,778
5.30%, 12/01/45(a)	840	805,461
5.46%, 01/05/28, (1-year CMT + 1.375%)(d)	1,960	1,991,978
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(d)	2,110	2,180,643
5.72%, 06/05/30, (1-year CMT + 1.070%)(d)	1,600	1,659,810
5.87%, 03/06/29, (1-year CMT + 1.700%)(d)	1,525	1,579,819
5.99%, 08/07/27, (1-year CMT + 1.480%)(d)	1,770	1,809,640
7.95%, 11/15/33, (1-year CMT + 3.750%)(d)	1,850	2,140,544
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR + 1.780%)(d)	648	646,055
5.05%, 01/27/34, (1-day SOFR + 1.850%)(d)	1,455	1,411,999
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)(d)	1,470	1,526,909
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(d)	265	288,614
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)(d)	1,560	1,346,309
3.62%, 06/03/30(b)	1,290	1,191,734
3.90%, 01/15/26(a)(b)	850	842,515
5.21%, 06/15/26(a)(b)	985	997,244
5.27%, 07/02/27(a)(b)	945	969,251
5.39%, 12/07/26(b)	1,230	1,254,056
6.80%, 01/18/33(a)(b)	1,430	1,552,493
Macquarie Group Ltd.
1.34%, 01/12/27, (1-day SOFR + 1.069%)(b)(d)	1,672	1,593,020
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(d)	1,275	1,196,230
1.94%, 04/14/28, (1-day SOFR + 0.995%)(b)(d)	825	766,803
2.69%, 06/23/32, (1-day SOFR + 1.440%)(b)(d)	1,500	1,287,285
2.87%, 01/14/33, (1-day SOFR + 1.532%)(b)(d)	1,874	1,602,424
3.76%, 11/28/28, (3-mo. LIBOR US + 1.372%)(a)(b)(d)	961	932,473
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(d)	915	900,524
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)(d)	975	930,153
4.65%, 03/27/29, (3-mo. LIBOR US + 1.727%)(b)(d)	710	709,144
5.03%, 01/15/30, (3-mo. LIBOR US + 1.750%)(a)(b)(d)	1,328	1,342,324
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(d)	435	445,425
5.89%, 06/15/34, (1-day SOFR + 2.380%)(b)(d)	1,110	1,161,570
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(d)	1,615	1,735,587
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	756	727,181
4.65%, 01/27/26(a)	575	571,452
4.70%, 01/27/28	1,640	1,629,343
5.40%, 11/21/25	1,267	1,270,242
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	$2,690	$2,538,856
1.64%, 10/13/27, (1-year CMT + 0.670%)(d)	1,915	1,800,530
2.05%, 07/17/30	2,040	1,767,662
2.31%, 07/20/32, (1-year CMT + 0.950%)(d)	1,910	1,627,907
2.34%, 01/19/28, (1-year CMT + 0.830%)(d)	2,035	1,932,899
2.49%, 10/13/32, (1-year CMT + 0.970%)(d)	1,181	1,012,440
2.56%, 02/25/30	1,444	1,302,289
2.76%, 09/13/26(a)	1,615	1,559,654
2.85%, 01/19/33, (1-year CMT + 1.100%)(d)	1,639	1,432,592
3.20%, 07/18/29	1,971	1,853,379
3.29%, 07/25/27(a)	616	597,614
3.68%, 02/22/27	1,524	1,497,241
3.74%, 03/07/29	2,191	2,130,514
3.75%, 07/18/39(a)	1,998	1,748,594
3.85%, 03/01/26	2,910	2,875,725
3.96%, 03/02/28	1,583	1,562,066
4.05%, 09/11/28(a)	1,352	1,335,716
4.08%, 04/19/28, (1-year CMT + 1.300%)(d)	1,345	1,328,668
4.15%, 03/07/39(a)	868	800,399
4.29%, 07/26/38(a)	701	662,855
4.32%, 04/19/33, (1-year CMT + 1.550%)(d)	760	733,670
5.02%, 07/20/28, (1-year CMT + 1.950%)(d)	1,945	1,971,497
5.13%, 07/20/33, (1-year CMT + 2.125%)(d)	2,055	2,087,319
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)(d)	1,160	1,185,487
5.26%, 04/17/30, (1-year CMT + 0.820%)(d)	1,025	1,051,213
5.35%, 09/13/28, (1-year CMT + 1.900%)(d)	1,645	1,679,863
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(d)	1,520	1,576,925
5.42%, 02/22/29, (1-year CMT + 1.380%)(d)	1,715	1,758,189
5.43%, 04/17/35, (1-year CMT + 1.000%)(d)	2,130	2,199,719
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(d)	1,690	1,755,463
5.47%, 09/13/33, (1-year CMT + 2.125%)(d)	981	1,018,490
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)(d)	710	736,467
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(d)	2,179	2,055,488
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)(d)	1,628	1,536,852
1.98%, 09/08/31, (3-mo. SOFR + 1.532%)(d)	1,280	1,091,284
2.17%, 05/22/32, (1-year CMT + 0.870%)(d)	853	715,320
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(d)	1,502	1,301,186
2.26%, 07/09/32, (1-year CMT + 0.900%)(d)	631	531,303
2.56%, 09/13/31	1,020	861,868
2.59%, 05/25/31, (3-mo. SOFR + 1.332%)(d)	795	707,821
2.84%, 09/13/26(a)	1,384	1,338,321
2.87%, 09/13/30, (3-mo. SOFR + 1.572%)(d)	835	763,706
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(d)	999	928,849
3.17%, 09/11/27(a)	1,275	1,227,056
3.26%, 05/22/30, (1-year CMT + 1.250%)(d)	1,210	1,135,627
3.48%, 04/12/26(a)(b)	2,195	2,153,613
3.66%, 02/28/27	826	808,971
4.02%, 03/05/28	1,420	1,397,916
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(a)(d)	1,525	1,500,057
4.35%, 10/20/25(b)	790	782,794
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)(d)	805	827,241
5.38%, 07/10/30, (1-year CMT + 1.080%)(d)	600	616,816
Security	Par (000)	Value
Banks (continued)
5.41%, 09/13/28, (1-year CMT + 2.050%)(d)	$1,385	$1,417,438
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(d)	1,420	1,477,484
5.59%, 07/10/35, (1-year CMT + 1.300%)(d)	710	736,191
5.67%, 05/27/29, (1-year CMT + 1.500%)(d)	1,280	1,322,928
5.67%, 09/13/33, (1-year CMT + 2.400%)(d)	1,182	1,233,380
5.74%, 05/27/31, (1-year CMT + 1.650%)(d)	1,065	1,112,635
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)(d)	1,270	1,333,289
5.75%, 07/06/34, (1-year CMT + 1.900%)(d)	1,520	1,596,559
5.78%, 07/06/29, (1-year CMT + 1.650%)(d)	2,005	2,083,359
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(d)	3,935	3,742,225
1.51%, 07/20/27, (1-day SOFR + 0.858%)(d)	4,230	3,989,279
1.59%, 05/04/27, (1-day SOFR + 0.879%)(d)	4,695	4,460,381
1.79%, 02/13/32, (1-day SOFR + 1.034%)(d)	4,659	3,877,395
1.93%, 04/28/32, (1-day SOFR + 1.020%)(d)	3,269	2,728,339
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	4,719	3,993,438
2.48%, 01/21/28, (1-day SOFR + 1.000%)(d)	3,290	3,131,437
2.48%, 09/16/36, (1-day SOFR + 1.360%)(d)	4,330	3,569,543
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	3,960	3,395,820
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	5,051	4,572,930
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	2,928	1,962,181
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	3,670	3,227,630
3.13%, 07/27/26	4,234	4,127,757
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	2,889	2,265,226
3.59%, 07/22/28(d)	4,597	4,468,582
3.62%, 04/01/31, (1-day SOFR + 3.120%)(d)	4,005	3,800,046
3.63%, 01/20/27	3,976	3,914,608
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(d)	4,352	4,246,735
3.88%, 01/27/26	4,022	3,979,016
3.95%, 04/23/27	2,790	2,750,295
3.97%, 07/22/38(d)	3,041	2,710,094
4.21%, 04/20/28, (1-day SOFR + 1.610%)(d)	3,353	3,322,924
4.30%, 01/27/45	3,528	3,164,723
4.35%, 09/08/26	3,143	3,126,424
4.38%, 01/22/47	3,192	2,855,379
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(d)	4,160	4,133,814
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(d)	1,642	1,540,826
4.89%, 07/20/33, (1-day SOFR + 2.076%)(d)	2,760	2,753,332
5.00%, 11/24/25	2,090	2,092,593
5.04%, 07/19/30, (1-day SOFR +1.215%)(d)	1,980	2,013,753
5.05%, 01/28/27, (1-day SOFR + 1.295%)(d)	1,995	2,006,414
5.12%, 02/01/29, (1-day SOFR + 1.730%)(d)	3,625	3,688,531
5.16%, 04/20/29, (1-day SOFR + 1.590%)(d)	3,640	3,708,549
5.17%, 01/16/30, (1-day SOFR + 1.450%)(d)	3,262	3,328,831
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	4,460	4,535,215
5.30%, 04/20/37, (1-day SOFR + 2.620%)(d)	2,870	2,846,524
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)(d)	1,560	1,593,537
5.42%, 07/21/34, (1-day SOFR + 1.880%)(d)	3,455	3,549,289
5.45%, 07/20/29, (1-day SOFR + 1.630%)(d)	2,515	2,592,203
5.47%, 01/18/35, (1-day SOFR + 1.730%)(d)	3,395	3,498,281
5.60%, 03/24/51, (1-day SOFR + 4.840%)(d)	2,815	2,995,273
5.65%, 04/13/28, (1-day SOFR +1.010%)(d)	2,640	2,709,992
5.66%, 04/18/30, (1-day SOFR +1.260%)(d)	2,940	3,060,940
5.83%, 04/19/35, (1-day SOFR +1.580%)(d)	3,840	4,061,870
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(d)	1,875	1,935,340
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	2,695	2,790,915

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.14%, 10/16/26, (1-day SOFR + 1.770%)(d)	$1,980	$2,005,843
6.25%, 08/09/26	1,305	1,346,481
6.30%, 10/18/28, (1-day SOFR + 2.240%)(d)	3,490	3,668,869
6.34%, 10/18/33, (1-day SOFR + 2.560%)(d)	4,185	4,581,072
6.38%, 07/24/42	2,768	3,191,589
6.41%, 11/01/29, (1-day SOFR + 1.830%)(d)	2,610	2,781,521
6.63%, 11/01/34, (1-day SOFR + 2.050%)(d)	3,260	3,636,190
7.25%, 04/01/32	1,598	1,874,555
Morgan Stanley Bank NA
4.75%, 04/21/26	2,000	2,007,984
4.95%, 01/14/28, (1-day SOFR + 1.080%)(d)	2,160	2,176,717
4.97%, 07/14/28, (1-day SOFR +0.930%)(d)	1,150	1,164,316
5.50%, 05/26/28, (1-day SOFR +0.865%)(d)	2,477	2,538,832
5.88%, 10/30/26	2,835	2,921,294
MUFG Bank Ltd., 4.70%, 03/10/44(a)(b)	300	284,698
National Australia Bank Ltd.
1.89%, 01/12/27(b)	1,945	1,841,323
2.33%, 08/21/30(b)	2,275	1,954,451
2.65%, 01/14/41(a)(b)	1,275	898,825
2.99%, 05/21/31(a)(b)	1,312	1,150,030
3.35%, 01/12/37, (5-year CMT + 1.7000%)(b)(d)	1,917	1,673,548
3.50%, 01/10/27(a)(b)	1,180	1,159,009
3.93%, 08/02/34, (5-year CMT + 1.880%)(b)(d)	2,541	2,406,383
4.95%, 01/10/34(a)(b)	860	869,990
5.18%, 06/11/34(a)(b)	1,320	1,358,952
6.43%, 01/12/33(b)	2,775	2,983,464
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,713	1,657,351
3.38%, 01/14/26	1,002	987,298
3.91%, 06/09/27	950	940,967
4.75%, 12/10/25	525	526,805
4.79%, 01/10/29	960	978,729
4.90%, 06/13/28(a)	1,695	1,731,040
4.94%, 01/12/28	1,615	1,644,905
4.97%, 01/12/26	1,493	1,502,920
5.09%, 06/11/27	950	970,366
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(d)	535	543,487
5.60%, 12/18/28	1,305	1,355,881
National Securities Clearing Corp.
0.75%, 12/07/25(b)	755	721,193
4.90%, 06/26/29(b)	805	825,129
5.00%, 05/30/28(b)	1,005	1,025,606
5.10%, 11/21/27(b)	1,190	1,216,138
5.15%, 06/26/26(b)	640	648,028
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(d)	2,195	2,076,848
3.03%, 11/28/35, (5-year CMT + 2.350%)(d)	1,400	1,231,605
3.07%, 05/22/28, (1-year CMT + 2.550%)(d)	1,522	1,459,202
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(d)	1,705	1,680,137
4.80%, 04/05/26	1,743	1,742,847
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(d)	2,548	2,554,865
4.96%, 08/15/30, (1-year CMT + 1.220%)(d)	1,420	1,426,268
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(d)	2,506	2,534,809
5.52%, 09/30/28, (1-year CMT + 2.270%)(d)	630	645,375
5.58%, 03/01/28, (1-year CMT + 1.100%)(d)	920	938,099
Security	Par (000)	Value
Banks (continued)
5.78%, 03/01/35, (1-year CMT + 1.500%)(d)	$2,735	$2,857,178
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(d)	2,055	2,135,571
5.85%, 03/02/27, (1-year CMT + 1.350%)(d)	1,095	1,110,852
6.02%, 03/02/34, (1-year CMT + 2.100%)(d)	1,180	1,256,900
6.48%, 06/01/34, (5-year CMT + 2.200%)(d)	1,190	1,244,183
7.47%, 11/10/26, (1-year CMT + 2.850%)(d)	1,896	1,946,980
NatWest Markets PLC
1.60%, 09/29/26(b)	2,100	1,972,025
5.41%, 05/17/29(b)	1,200	1,236,774
5.42%, 05/17/27(b)	1,065	1,085,789
NBK SPC Ltd., 1.63%, 09/15/27, (1-day SOFR + 1.050%)(b)(d)	215	201,475
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(b)(d)(e)	584	573,698
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(b)(d)(e)	205	194,074
NongHyup Bank
1.25%, 07/28/26(b)	75	70,443
4.25%, 07/06/27(b)	50	49,728
Nordea Bank Abp
1.50%, 09/30/26(b)	2,585	2,428,357
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)(d)	587	568,971
4.75%, 09/22/25(b)	690	690,749
5.00%, 03/19/27(a)(b)	625	635,648
5.38%, 09/22/27(a)(b)	1,430	1,461,982
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,470	1,365,705
2.08%, 09/22/31(b)	1,255	1,028,508
4.87%, 09/14/27(b)	1,555	1,549,808
5.07%, 09/14/32(b)	452	451,151
5.43%, 03/09/28(a)(b)	1,306	1,323,559
Northern Trust Corp.
1.95%, 05/01/30	1,431	1,262,684
3.15%, 05/03/29	919	879,042
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(d)	753	729,590
3.65%, 08/03/28(a)	449	441,853
3.95%, 10/30/25	825	818,466
4.00%, 05/10/27	1,559	1,552,633
6.13%, 11/02/32(a)	1,285	1,408,275
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30, (5-year CMT + 1.580%)(b)(d)	1,180	1,142,583
PNC Bank NA
2.70%, 10/22/29	1,165	1,057,015
3.10%, 10/25/27	1,646	1,580,055
3.25%, 01/22/28(a)	1,220	1,171,439
4.05%, 07/26/28	2,085	2,051,459
4.20%, 11/01/25	435	431,692
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	1,042	977,655
2.31%, 04/23/32, (1-day SOFR + 0.979%)(d)	1,600	1,370,251
2.55%, 01/22/30	2,849	2,588,988
2.60%, 07/23/26(a)	1,478	1,425,206
3.15%, 05/19/27	1,219	1,180,394
3.45%, 04/23/29(a)	2,275	2,185,852
4.63%, 06/06/33, (1-day SOFR + 1.850%)(d)	1,154	1,113,792
4.76%, 01/26/27, (1-day SOFR + 1.085%)(d)	1,760	1,757,449
5.07%, 01/24/34, (1-day SOFR + 1.933%)(d)	2,325	2,324,073
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)(d)	$1,645	$1,658,883
5.30%, 01/21/28, (1-day SOFR + 1.342%)(d)	1,095	1,113,991
5.35%, 12/02/28, (1-day SOFR + 1.620%)(d)	1,650	1,695,225
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)(d)	960	983,199
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)(d)	2,225	2,300,743
5.58%, 06/12/29, (1-day SOFR + 1.841%)(d)	2,346	2,423,066
5.68%, 01/22/35, (1-day SOFR + 1.902%)(d)	2,305	2,405,562
5.94%, 08/18/34, (1-day SOFR + 1.946%)(d)	1,075	1,138,092
6.04%, 10/28/33, (1-day SOFR + 2.140%)(d)	2,490	2,648,239
6.62%, 10/20/27, (1-day SOFR + 1.730%)(d)	1,605	1,669,366
6.88%, 10/20/34, (1-day SOFR + 2.284%)(d)	2,265	2,550,156
Regions Bank/Birmingham AL, 6.45%, 06/26/37	920	979,613
Regions Financial Corp.
1.80%, 08/12/28(a)	883	789,577
5.72%, 06/06/30, (1-day SOFR +1.490%)(d)	795	815,455
7.38%, 12/10/37(a)	464	538,147
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(c)	50	53,897
Royal Bank of Canada
0.88%, 01/20/26	936	890,927
1.15%, 07/14/26	1,877	1,767,860
1.20%, 04/27/26	2,267	2,153,066
1.40%, 11/02/26	1,465	1,376,462
2.05%, 01/21/27	1,000	949,782
2.30%, 11/03/31	2,280	1,967,481
3.63%, 05/04/27	1,886	1,855,004
3.88%, 05/04/32	1,603	1,522,266
4.24%, 08/03/27	1,522	1,521,848
4.65%, 01/27/26	1,927	1,923,238
4.88%, 01/12/26(a)	1,285	1,291,420
4.88%, 01/19/27	1,690	1,709,713
4.90%, 01/12/28(a)	1,549	1,575,648
4.95%, 02/01/29	1,995	2,040,647
4.97%, 08/02/30, (1-day SOFR +1.000%)(d)	1,675	1,703,212
5.00%, 02/01/33	2,445	2,495,080
5.00%, 05/02/33	1,255	1,286,593
5.07%, 07/23/27, (1-day SOFR +0.790%)(d)	1,635	1,653,600
5.15%, 02/01/34	2,200	2,254,780
5.20%, 07/20/26(a)	1,680	1,704,446
5.20%, 08/01/28	1,420	1,465,244
6.00%, 11/01/27	1,805	1,891,755
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(d)	1,400	1,313,894
3.24%, 10/05/26	1,440	1,391,591
4.40%, 07/13/27	1,602	1,582,566
5.81%, 09/09/26, (1-day SOFR + 2.328%)(d)	640	642,519
6.12%, 05/31/27, (1-day SOFR +1.232%)(d)	455	462,495
6.17%, 01/09/30, (1-day SOFR + 2.500%)(d)	915	948,278
6.34%, 05/31/35, (1-day SOFR + 2.138%)(d)	660	684,380
6.50%, 03/09/29, (1-day SOFR + 2.356%)(d)	1,495	1,558,652
6.57%, 06/12/29, (1-day SOFR + 2.700%)(d)	924	967,110
7.66%, 11/09/31, (1-day SOFR + 3.280%)(d)	885	986,666
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(d)	1,515	1,430,399
2.47%, 01/11/28, (1-day SOFR + 1.220%)(d)	2,225	2,102,525
2.90%, 03/15/32, (1-day SOFR + 1.475%)(d)	865	754,783
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(d)	1,530	1,483,005
Security	Par (000)	Value
Banks (continued)
5.63%, 09/15/45(b)	$75	$64,531
6.53%, 01/10/29, (1-day SOFR + 2.600%)(d)	1,954	2,048,431
6.83%, 11/21/26, (1-day SOFR + 2.749%)(d)	1,945	1,983,169
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	255	238,977
3.75%, 09/20/27(b)	350	338,665
4.00%, 04/23/29(a)(b)	582	558,029
4.38%, 04/13/32(a)(b)	695	657,825
4.50%, 04/12/28(b)	295	296,137
5.75%, 04/15/34(b)	145	148,435
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	200	190,731
2.88%, (5-year CMT + 2.064%)(b)(d)(e)	391	370,977
5.00%, 07/24/28(b)	180	181,755
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(a)(b)	650	608,772
1.40%, 11/19/25(b)	195	187,748
5.13%, 03/05/27(b)	1,575	1,605,856
5.38%, 03/05/29(b)	965	991,184
Societe Generale SA
1.49%, 12/14/26, (1-year CMT + 1.100%)(b)(d)	2,595	2,472,059
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)(d)	1,739	1,638,977
2.80%, 01/19/28, (1-year CMT + 1.300%)(b)(d)	2,265	2,145,426
2.89%, 06/09/32, (1-year CMT + 1.300%)(a)(b)(d)	1,910	1,625,218
3.00%, 01/22/30(b)	1,378	1,241,833
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)(d)	1,535	1,331,691
3.63%, 03/01/41(a)(b)	1,640	1,168,387
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(d)	851	753,017
4.00%, 01/12/27(b)	1,605	1,568,696
4.03%, 01/21/43, (1-year CMT + 1.900%)(b)(d)	1,140	832,443
4.25%, 08/19/26(a)(b)	1,507	1,471,381
4.68%, 06/15/27(a)(b)	510	511,053
4.75%, 11/24/25(a)(b)	720	712,602
4.75%, 09/14/28(a)(b)	731	731,017
5.52%, 01/19/28, (1-year CMT + 1.500%)(b)(d)	1,360	1,369,164
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(d)	1,465	1,490,264
5.63%, 11/24/45(b)	425	393,125
6.07%, 01/19/35, (1-year CMT + 2.100%)(b)(d)	1,820	1,886,968
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(d)	1,807	1,855,975
6.45%, 01/12/27, (1-year CMT + 2.300%)(b)(d)	1,635	1,659,102
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(d)	1,960	2,028,783
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(d)	2,035	2,181,114
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	1,705	1,724,199
7.37%, 01/10/53(a)(b)	1,420	1,475,484
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,205	1,350,614

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Standard Chartered PLC
1.46%, 01/14/27, (1-year CMT + 1.000%)(b)(d)	$1,591	$1,513,708
2.61%, 01/12/28, (1-year CMT + 1.180%)(b)(d)	2,045	1,939,588
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(d)	1,555	1,331,329
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(d)	1,986	1,752,327
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(d)	1,165	1,023,899
4.05%, 04/12/26(a)(b)	1,562	1,542,001
4.30%, 02/19/27(a)(b)	1,580	1,557,269
4.31%, 05/21/30, (3-mo. LIBOR US + 1.910%)(a)(b)(d)	780	760,521
4.64%, 04/01/31, (1-year CMT + 3.850%)(b)(d)	2,360	2,326,834
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(b)(d)	1,020	998,971
5.30%, 01/09/43(a)(b)	938	894,248
5.69%, 05/14/28, (1-year CMT + 1.050%)(b)(d)	1,480	1,509,698
5.70%, 03/26/44(a)(b)	1,761	1,785,166
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(b)(d)	2,790	2,886,700
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(d)	1,895	2,001,272
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(b)(d)	1,370	1,391,562
6.19%, 07/06/27, (1-year CMT + 1.850%)(b)(d)	1,660	1,698,167
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(d)	2,045	2,138,300
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(d)	1,370	1,467,954
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(d)	1,445	1,562,797
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(d)	1,580	1,717,135
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(d)	848	800,828
2.20%, 02/07/28, (1-day SOFR + 0.730%)(d)	1,020	967,853
2.20%, 03/03/31(a)	1,382	1,202,753
2.40%, 01/24/30(a)	1,282	1,169,195
2.62%, 02/07/33, (1-day SOFR + 1.002%)(d)	458	399,124
2.65%, 05/19/26(a)	1,020	990,781
3.03%, 11/01/34, (1-day SOFR + 1.490%)(d)	1,040	950,922
3.15%, 03/30/31, (1-day SOFR + 2.650%)(d)	580	541,849
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(a)(d)	786	776,764
4.16%, 08/04/33, (1-day SOFR + 1.726%)(d)	1,165	1,120,526
4.42%, 05/13/33, (1-day SOFR + 1.605%)(d)	825	809,660
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)(d)	1,135	1,136,819
4.82%, 01/26/34, (1-day SOFR + 1.567%)(d)	1,335	1,333,332
4.99%, 03/18/27	1,415	1,437,574
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(d)	870	890,276
5.27%, 08/03/26	1,620	1,645,304
5.68%, 11/21/29, (1-day SOFR + 1.484%)(d)	1,200	1,257,026
5.75%, 11/04/26, (1-day SOFR + 1.353%)(d)	924	933,894
Security	Par (000)	Value
Banks (continued)
5.82%, 11/04/28, (1-day SOFR + 1.715%)(d)	$650	$678,453
6.12%, 11/21/34, (1-day SOFR + 1.958%)(d)	940	1,009,117
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,773	1,685,061
1.40%, 09/17/26	2,860	2,682,559
1.71%, 01/12/31(a)	820	682,010
1.90%, 09/17/28	3,125	2,820,846
2.13%, 07/08/30	2,080	1,806,857
2.14%, 09/23/30(a)	1,269	1,095,408
2.17%, 01/14/27	960	909,404
2.22%, 09/17/31	1,488	1,256,386
2.30%, 01/12/41	775	541,520
2.47%, 01/14/29	1,092	1,001,442
2.63%, 07/14/26	2,966	2,864,998
2.72%, 09/27/29(a)	775	708,453
2.75%, 01/15/30	1,780	1,616,469
2.93%, 09/17/41(a)	665	498,456
3.01%, 10/19/26(a)	1,362	1,319,679
3.04%, 07/16/29	3,610	3,361,800
3.05%, 01/14/42	480	372,031
3.20%, 09/17/29	781	727,984
3.35%, 10/18/27	1,095	1,056,733
3.36%, 07/12/27	2,033	1,973,431
3.45%, 01/11/27(a)	1,789	1,747,638
3.54%, 01/17/28	1,476	1,429,653
3.78%, 03/09/26	2,665	2,630,818
3.94%, 07/19/28(a)	939	922,842
4.31%, 10/16/28(a)	854	852,336
5.32%, 07/09/29	1,090	1,123,233
5.42%, 07/09/31	1,000	1,036,328
5.46%, 01/13/26	1,575	1,589,436
5.52%, 01/13/28	2,355	2,426,054
5.56%, 07/09/34	3,325	3,463,963
5.71%, 01/13/30	1,725	1,808,527
5.72%, 09/14/28(a)	1,275	1,328,000
5.77%, 01/13/33(a)	2,470	2,621,065
5.78%, 07/13/33(a)	955	1,014,553
5.80%, 07/13/28	1,260	1,317,409
5.81%, 09/14/33(a)	1,180	1,261,993
5.84%, 07/09/44	180	189,738
5.85%, 07/13/30	985	1,041,517
5.88%, 07/13/26	785	802,386
6.18%, 07/13/43(a)	1,540	1,717,580
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	1,233	1,156,831
1.55%, 03/25/26(a)(b)	1,500	1,431,726
2.80%, 03/10/27(b)	955	917,704
4.80%, 09/15/25(b)	400	399,973
4.95%, 09/15/27(b)	475	481,504
5.20%, 03/07/27(b)	865	879,710
5.20%, 03/07/29(b)	565	579,980
5.35%, 03/07/34(b)	645	668,569
5.50%, 03/09/28(b)	1,065	1,099,885
5.55%, 09/14/28(b)	1,005	1,042,619
5.65%, 03/09/26(a)(b)	1,330	1,351,657
5.65%, 09/14/26(b)	1,265	1,290,891
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)(d)	1,615	1,521,970
3.95%, 06/10/27(a)(b)	1,040	1,031,639
5.13%, 05/28/27(b)	525	536,260
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.25%, 06/15/26(b)	$415	$420,802
5.50%, 06/15/28(b)	1,085	1,115,842
Swedbank AB
1.54%, 11/16/26(a)(b)	1,540	1,446,729
5.34%, 09/20/27(a)(b)	1,345	1,372,921
5.41%, 03/14/29(b)	685	704,756
5.47%, 06/15/26(a)(b)	1,150	1,169,176
6.14%, 09/12/26(b)	825	847,602
Synchrony Bank, 5.63%, 08/23/27	1,234	1,251,505
Synovus Bank, 5.63%, 02/15/28	660	658,017
Toronto-Dominion Bank (The)
0.75%, 01/06/26	1,840	1,749,551
1.20%, 06/03/26	1,980	1,872,012
1.25%, 09/10/26	2,095	1,968,663
1.95%, 01/12/27(a)	1,385	1,313,718
2.00%, 09/10/31(a)	1,455	1,234,404
2.45%, 01/12/32	985	850,174
2.80%, 03/10/27	1,850	1,779,487
3.20%, 03/10/32	2,276	2,049,321
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(d)	2,277	2,214,449
4.11%, 06/08/27	2,340	2,319,303
4.46%, 06/08/32(a)	2,935	2,870,174
4.69%, 09/15/27	2,445	2,463,634
4.98%, 04/05/27(a)	1,485	1,505,264
4.99%, 04/05/29	2,270	2,312,513
5.10%, 01/09/26	1,688	1,699,239
5.16%, 01/10/28	1,950	1,990,791
5.26%, 12/11/26	1,475	1,501,313
5.52%, 07/17/28	1,975	2,046,334
5.53%, 07/17/26	2,515	2,561,834
8.13%, 10/31/82, (5-year CMT + 4.075%)(d)	133	141,711
Truist Bank
2.25%, 03/11/30	1,663	1,446,277
3.30%, 05/15/26	1,209	1,179,732
3.63%, 09/16/25	1,644	1,619,476
3.80%, 10/30/26	1,645	1,610,684
4.05%, 11/03/25	845	838,310
Truist Financial Corp.
1.13%, 08/03/27(a)	1,125	1,023,149
1.27%, 03/02/27, (1-day SOFR + 0.609%)(d)	2,038	1,926,814
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(d)	1,721	1,555,118
1.95%, 06/05/30	1,395	1,204,426
3.88%, 03/19/29(a)	381	367,910
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)(d)	1,645	1,617,399
4.87%, 01/26/29, (1-day SOFR + 1.435%)(d)	2,125	2,130,049
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)(d)	1,645	1,590,747
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	2,130	2,118,527
5.15%, 08/05/32, (1-day SOFR + 1.571%)(d)	1,375	1,388,729
5.44%, 01/24/30, (1-day SOFR + 1.620%)(d)	1,515	1,553,983
5.71%, 01/24/35, (1-day SOFR + 1.922%)(d)	2,305	2,387,265
5.87%, 06/08/34, (1-day SOFR + 2.361%)(d)	2,240	2,340,560
5.90%, 10/28/26, (1-day SOFR + 1.626%)(d)	1,410	1,424,131
6.05%, 06/08/27, (1-day SOFR + 2.050%)(d)	1,790	1,826,867
6.12%, 10/28/33, (1-day SOFR + 2.300%)(d)	1,360	1,446,343
7.16%, 10/30/29, (1-day SOFR + 2.446%)(d)	2,190	2,379,577
U.S. Bancorp
1.38%, 07/22/30(a)	1,754	1,476,276
Security	Par (000)	Value
Banks (continued)
2.22%, 01/27/28, (1-day SOFR + 0.730%)(d)	$1,970	$1,863,608
2.49%, 11/03/36, (5-year CMT + 0.950%)(d)	2,040	1,687,600
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(d)	1,632	1,405,291
3.00%, 07/30/29	1,602	1,485,853
3.10%, 04/27/26(a)	1,451	1,415,120
3.90%, 04/26/28	1,638	1,610,210
3.95%, 11/17/25	892	884,578
4.55%, 07/22/28, (1-day SOFR + 1.660%)(d)	2,674	2,674,892
4.65%, 02/01/29, (1-day SOFR + 1.230%)(d)	2,335	2,337,620
4.84%, 02/01/34, (1-day SOFR + 1.600%)(d)	2,995	2,944,296
4.97%, 07/22/33, (1-day SOFR + 2.110%)(d)	2,000	1,963,970
5.10%, 07/23/30, (1-day SOFR +1.250%)(d)	1,815	1,847,709
5.38%, 01/23/30, (1-day SOFR + 1.560%)(d)	1,530	1,572,347
5.68%, 01/23/35, (1-day SOFR + 1.860%)(d)	1,750	1,820,485
5.73%, 10/21/26, (1-day SOFR + 1.430%)(d)	1,827	1,845,570
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	1,510	1,567,891
5.84%, 06/12/34, (1-day SOFR + 2.260%)(d)	2,235	2,348,177
5.85%, 10/21/33, (1-day SOFR + 2.090%)(d)	2,385	2,505,682
6.79%, 10/26/27, (1-day SOFR + 1.880%)(d)	720	752,721
Series V, 2.38%, 07/22/26	1,919	1,853,175
Series X, 3.15%, 04/27/27	2,068	2,013,386
UBS AG/London
1.25%, 06/01/26	1,525	1,441,643
4.50%, 06/26/48	1,445	1,328,573
5.65%, 09/11/28	1,875	1,950,515
UBS AG/Stamford CT
1.25%, 08/07/26(a)	2,350	2,211,173
5.00%, 07/09/27(a)	2,060	2,088,889
7.50%, 02/15/28	3,110	3,394,835
UBS Group AG
1.31%, 02/02/27, (1-day SOFR + 0.980%)(b)(d)	3,005	2,852,740
1.36%, 01/30/27, (1-year CMT + 1.080%)(b)(d)	1,830	1,740,471
1.49%, 08/10/27, (1-year CMT + 0.850%)(b)(d)	2,770	2,596,981
2.10%, 02/11/32, (1-year CMT + 1.000%)(b)(d)	2,757	2,306,227
2.75%, 02/11/33, (1-year CMT + 1.100%)(b)(d)	2,390	2,036,681
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(d)	4,613	4,083,782
3.13%, 08/13/30, (3-mo. LIBOR US + 1.468%)(b)(d)	2,285	2,116,209
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(b)(d)	2,170	1,637,393
3.87%, 01/12/29, (3-mo. LIBOR US + 1.410%)(b)(d)	2,907	2,817,106
4.13%, 09/24/25(b)	2,534	2,511,094
4.13%, 04/15/26(b)	2,795	2,765,708
4.19%, 04/01/31, (1-day SOFR + 3.730%)(b)(d)	4,361	4,214,043
4.25%, 03/23/28(b)	3,065	3,016,271
4.28%, 01/09/28(b)	3,242	3,187,731
4.55%, 04/17/26	2,825	2,815,724
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)(d)	2,080	2,075,841
4.75%, 05/12/28, (1-year CMT + 1.750%)(b)(d)	1,830	1,830,108
4.88%, 05/15/45	2,968	2,802,468

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)(d)	$2,135	$2,121,656
5.43%, 02/08/30, (1-year CMT + 1.520%)(b)(d)	2,330	2,387,212
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(b)(d)	1,685	1,742,687
5.70%, 02/08/35, (1-year CMT + 1.770%)(b)(d)	2,775	2,878,232
5.71%, 01/12/27, (1-year CMT + 1.550%)(b)(d)	2,435	2,460,014
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(d)	3,275	3,441,340
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(d)	2,125	2,241,338
6.30%, 09/22/34, (1-year CMT + 2.000%)(b)(d)	2,650	2,859,170
6.33%, 12/22/27, (1-year CMT + 1.600%)(b)(d)	1,895	1,960,024
6.44%, 08/11/28, (1-day SOFR + 3.700%)(b)(d)	2,585	2,704,944
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)(d)	4,145	4,495,681
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(d)	3,055	3,799,882
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(b)(d)	1,545	1,467,701
2.57%, 09/22/26, (1-year CMT + 2.300%)(b)(d)	954	928,023
3.13%, 06/03/32, (1-year CMT + 1.550%)(a)(b)(d)	1,257	1,103,942
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	95	90,296
2.00%, 10/14/31, (5-year CMT + 1.230%)(b)(d)	255	240,145
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(d)	1,752	1,700,028
Wachovia Corp.
5.50%, 08/01/35	1,280	1,315,932
6.61%, 10/01/25	185	188,188
7.50%, 04/15/35	851	1,007,193
7.57%, 08/01/26(a)(c)	870	913,688
Webster Financial Corp., 4.10%, 03/25/29(a)	463	442,452
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(d)	5,110	4,820,601
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(d)	4,536	4,070,000
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(d)	5,240	4,803,330
3.00%, 04/22/26	4,365	4,260,331
3.00%, 10/23/26	4,662	4,528,237
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	4,999	3,821,026
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(d)	3,300	3,216,791
3.35%, 03/02/33, (1-day SOFR + 1.500%)(d)	5,726	5,152,114
3.53%, 03/24/28, (1-day SOFR + 1.510%)(d)	5,580	5,433,379
3.55%, 09/29/25	3,239	3,198,433
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(d)	3,735	3,634,313
3.90%, 05/01/45(a)	3,065	2,551,300
4.10%, 06/03/26	3,316	3,283,579
4.15%, 01/24/29	3,837	3,793,431
4.30%, 07/22/27	4,058	4,042,202
4.40%, 06/14/46	2,816	2,394,821
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(d)	2,920	2,890,045
Security	Par (000)	Value
Banks (continued)
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)(d)	$4,585	$4,153,062
4.65%, 11/04/44	2,543	2,267,727
4.75%, 12/07/46	2,824	2,525,640
4.81%, 07/25/28, (1-day SOFR + 1.980%)(d)	4,295	4,319,774
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)(d)	5,621	5,593,625
4.90%, 11/17/45(a)	2,790	2,556,881
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(d)	7,934	7,602,339
5.20%, 01/23/30, (1-day SOFR + 1.500%)(d)	3,440	3,511,073
5.38%, 02/07/35(a)	880	918,885
5.38%, 11/02/43	2,694	2,665,421
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	4,900	5,021,655
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(d)	3,830	3,952,388
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	5,955	6,145,569
5.57%, 07/25/29, (1-day SOFR + 1.740%)(d)	5,775	5,963,466
5.61%, 01/15/44	3,406	3,449,407
5.71%, 04/22/28, (1-day SOFR +1.070%)(d)	4,070	4,180,334
5.95%, 12/01/86	771	798,908
6.30%, 10/23/29, (1-day SOFR + 1.790%)(d)	3,580	3,797,508
6.49%, 10/23/34, (1-day SOFR + 2.060%)(d)	4,637	5,106,606
Series B, 7.95%, 11/15/29	390	446,966
Wells Fargo Bank NA
4.81%, 01/15/26	1,750	1,756,271
5.25%, 12/11/26	3,255	3,318,042
5.45%, 08/07/26	3,340	3,401,608
5.85%, 02/01/37	1,470	1,557,562
5.95%, 08/26/36	915	982,333
6.60%, 01/15/38	1,805	2,051,955
Westpac Banking Corp.
1.15%, 06/03/26	1,737	1,643,484
1.95%, 11/20/28	1,817	1,654,690
2.15%, 06/03/31	1,218	1,054,759
2.65%, 01/16/30	1,040	957,039
2.67%, 11/15/35, (5-year CMT + 1.750%)(d)	1,959	1,685,960
2.70%, 08/19/26	1,666	1,614,789
2.85%, 05/13/26	2,068	2,016,045
2.96%, 11/16/40(a)	1,486	1,090,877
3.02%, 11/18/36, (5-year CMT + 1.530%)(d)	1,647	1,413,477
3.13%, 11/18/41	1,455	1,080,676
3.35%, 03/08/27	1,664	1,628,737
3.40%, 01/25/28	1,509	1,466,721
4.04%, 08/26/27	915	911,443
4.11%, 07/24/34, (5-year CMT + 2.000%)(d)	1,777	1,703,996
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(d)	2,073	2,044,886
4.42%, 07/24/39	1,258	1,170,850
5.05%, 04/16/29	1,295	1,333,117
5.20%, 04/16/26	1,300	1,316,986
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)(d)	1,294	1,312,197
5.46%, 11/18/27	1,700	1,756,852
5.51%, 11/17/25	1,225	1,240,147
5.54%, 11/17/28	1,845	1,934,161
6.82%, 11/17/33	1,005	1,121,535
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	865	875,595
5.13%, 02/26/27(a)(b)	965	980,402
5.20%, 02/28/29(a)(b)	955	979,533
Wintrust Financial Corp., 4.85%, 06/06/29	502	485,124
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Woori Bank
4.75%, 01/24/27(b)	$30	$30,211
4.75%, 01/24/29(b)	190	192,491
4.88%, 01/26/28(b)	175	177,722
5.13%, 08/06/28(a)(b)	520	521,213
Zions Bancorp NA, 3.25%, 10/29/29	810	709,831
		2,521,269,541
Beverages — 1.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	7,594	7,500,533
4.90%, 02/01/46	13,010	12,490,667
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	50	43,768
4.63%, 02/01/44	1,200	1,120,701
4.70%, 02/01/36	1,275	1,259,307
4.90%, 02/01/46	2,073	1,984,062
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	2,772	2,662,989
3.75%, 07/15/42(a)	60	50,922
4.00%, 04/13/28	3,341	3,319,127
4.35%, 06/01/40	1,509	1,391,838
4.38%, 04/15/38	2,380	2,255,879
4.44%, 10/06/48	2,573	2,301,409
4.50%, 06/01/50	630	587,597
4.60%, 04/15/48	1,503	1,392,524
4.60%, 06/01/60(a)	70	64,994
4.75%, 01/23/29	5,981	6,091,812
4.75%, 04/15/58	1,485	1,388,619
4.90%, 01/23/31	1,209	1,241,138
4.95%, 01/15/42	2,201	2,159,634
5.00%, 06/15/34(a)	1,595	1,635,770
5.45%, 01/23/39	2,934	3,087,387
5.55%, 01/23/49	5,460	5,721,767
5.80%, 01/23/59	2,732	2,999,177
5.88%, 06/15/35(a)	550	601,800
6.63%, 08/15/33	477	538,275
8.00%, 11/15/39	711	929,351
8.20%, 01/15/39	1,664	2,197,158
Bacardi Ltd.
2.75%, 07/15/26(b)	450	433,055
4.70%, 05/15/28(a)(b)	1,310	1,301,207
5.15%, 05/15/38(b)	790	760,296
5.30%, 05/15/48(a)(b)	1,315	1,220,371
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29(b)	640	652,214
5.40%, 06/15/33(b)	647	651,930
5.90%, 06/15/43(b)	165	167,016
Becle SAB de CV, 2.50%, 10/14/31(b)	655	536,762
Brown-Forman Corp.
3.75%, 01/15/43(a)	470	389,468
4.00%, 04/15/38	585	528,759
4.50%, 07/15/45(a)	754	691,586
4.75%, 04/15/33	1,000	1,009,511
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	1,775	1,603,266
1.38%, 03/15/31	1,916	1,599,448
1.45%, 06/01/27	1,988	1,857,439
1.50%, 03/05/28	1,790	1,641,234
1.65%, 06/01/30	2,015	1,752,041
Security	Par (000)	Value
Beverages (continued)
2.00%, 03/05/31	$1,179	$1,025,244
2.13%, 09/06/29	1,744	1,587,547
2.25%, 01/05/32	1,270	1,111,640
2.50%, 06/01/40	1,601	1,179,015
2.50%, 03/15/51(a)	1,755	1,121,465
2.60%, 06/01/50	2,161	1,416,554
2.75%, 06/01/60(a)	1,367	870,402
2.88%, 05/05/41	1,192	917,255
2.90%, 05/25/27	1,047	1,014,821
3.00%, 03/05/51	2,045	1,460,559
3.38%, 03/25/27(a)	1,770	1,742,077
3.45%, 03/25/30	1,708	1,644,941
4.20%, 03/25/50	1,025	911,184
4.65%, 08/14/34	2,525	2,545,195
5.00%, 05/13/34	1,105	1,148,804
5.20%, 01/14/55	675	687,720
5.30%, 05/13/54	1,310	1,359,317
5.40%, 05/13/64	1,370	1,418,219
Coca-Cola Consolidated Inc.
3.80%, 11/25/25	430	425,766
5.25%, 06/01/29	745	769,228
5.45%, 06/01/34	710	738,758
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	997	929,641
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(a)	1,240	1,011,678
2.75%, 01/22/30	1,520	1,394,797
5.25%, 11/26/43	525	538,218
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	85	80,981
Constellation Brands Inc.
2.25%, 08/01/31	1,557	1,327,015
2.88%, 05/01/30	1,068	975,274
3.15%, 08/01/29	1,343	1,258,578
3.50%, 05/09/27	738	719,118
3.60%, 02/15/28	1,305	1,264,592
3.70%, 12/06/26	1,265	1,242,420
3.75%, 05/01/50	890	688,807
4.10%, 02/15/48	956	788,853
4.35%, 05/09/27	555	552,940
4.40%, 11/15/25	760	756,297
4.50%, 05/09/47	787	687,435
4.65%, 11/15/28(a)	930	931,831
4.75%, 12/01/25	590	589,921
4.75%, 05/09/32(a)	945	941,507
4.80%, 01/15/29(a)	605	611,176
4.90%, 05/01/33	1,280	1,275,802
5.00%, 02/02/26	295	295,016
5.25%, 11/15/48	787	763,256
Diageo Capital PLC
1.38%, 09/29/25	1,045	1,010,665
2.00%, 04/29/30	1,230	1,084,902
2.13%, 04/29/32	1,265	1,065,990
2.38%, 10/24/29	1,303	1,186,785
3.88%, 05/18/28	965	949,568
3.88%, 04/29/43	595	508,665
5.20%, 10/24/25	783	787,983
5.30%, 10/24/27	1,395	1,433,267
5.38%, 10/05/26	1,210	1,232,808
5.50%, 01/24/33	1,500	1,584,755
5.63%, 10/05/33	780	831,779
5.88%, 09/30/36	698	761,013

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Diageo Investment Corp.
4.25%, 05/11/42(a)	$613	$547,044
7.45%, 04/15/35(a)	240	289,863
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	175	137,060
Heineken NV
3.50%, 01/29/28(b)	1,852	1,804,702
4.00%, 10/01/42(b)	706	604,057
4.35%, 03/29/47(a)(b)	610	532,932
JDE Peet's NV
1.38%, 01/15/27(b)	1,448	1,340,987
2.25%, 09/24/31(b)	871	721,830
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	1,034	892,492
2.55%, 09/15/26	487	468,562
3.20%, 05/01/30(a)	1,131	1,054,170
3.35%, 03/15/51	1,044	751,232
3.40%, 11/15/25	846	833,187
3.43%, 06/15/27	737	716,488
3.80%, 05/01/50	1,365	1,072,851
3.95%, 04/15/29(a)	1,325	1,296,045
4.05%, 04/15/32(a)	1,070	1,029,166
4.42%, 12/15/46	908	797,076
4.50%, 11/15/45	686	610,560
4.50%, 04/15/52(a)	1,077	949,619
4.60%, 05/25/28	1,760	1,767,950
5.05%, 03/15/29(a)	600	614,968
5.09%, 05/25/48	520	507,813
5.10%, 03/15/27	545	554,080
5.30%, 03/15/34	540	556,594
Series 10, 5.20%, 03/15/31(a)	695	716,868
Molson Coors Beverage Co.
3.00%, 07/15/26	2,839	2,761,337
4.20%, 07/15/46	2,470	2,070,554
5.00%, 05/01/42	1,787	1,697,552
PepsiCo Inc.
1.40%, 02/25/31	1,142	955,189
1.63%, 05/01/30	1,529	1,330,782
1.95%, 10/21/31	1,880	1,611,705
2.38%, 10/06/26(a)	1,481	1,430,425
2.63%, 03/19/27	750	723,115
2.63%, 07/29/29	1,424	1,328,985
2.63%, 10/21/41	1,415	1,036,191
2.75%, 03/19/30	1,979	1,833,057
2.75%, 10/21/51(a)	1,697	1,139,757
2.85%, 02/24/26	1,223	1,199,045
2.88%, 10/15/49	1,115	782,317
3.00%, 10/15/27	2,082	2,018,647
3.38%, 07/29/49	891	679,258
3.45%, 10/06/46	1,487	1,171,322
3.50%, 03/19/40	400	335,977
3.60%, 02/18/28	1,385	1,362,582
3.60%, 08/13/42(a)	145	120,427
3.63%, 03/19/50	1,707	1,362,637
3.88%, 03/19/60	620	505,174
3.90%, 07/18/32	1,693	1,642,694
4.00%, 03/05/42	1,130	997,290
4.00%, 05/02/47	740	632,424
4.20%, 07/18/52	982	860,301
4.25%, 10/22/44(a)	175	156,477
4.45%, 05/15/28	933	946,055
Security	Par (000)	Value
Beverages (continued)
4.45%, 02/15/33(a)	$955	$986,844
4.45%, 04/14/46	1,070	982,733
4.50%, 07/17/29(a)	900	918,041
4.55%, 02/13/26(a)	500	501,867
4.60%, 07/17/45(a)	542	510,333
4.65%, 02/15/53(a)	910	859,647
4.80%, 07/17/34	1,010	1,029,486
4.88%, 11/01/40(a)	695	692,689
5.13%, 11/10/26	1,125	1,147,081
5.25%, 11/10/25	875	884,332
5.25%, 07/17/54	940	975,005
5.50%, 01/15/40	165	176,678
7.00%, 03/01/29	1,032	1,153,099
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	865	873,806
4.65%, 02/16/27(a)	695	702,703
4.70%, 02/16/34	530	534,389
Pernod Ricard International Finance LLC
1.25%, 04/01/28(b)	1,230	1,100,617
1.63%, 04/01/31(a)(b)	1,409	1,161,252
2.75%, 10/01/50(b)	515	330,547
Pernod Ricard SA
3.25%, 06/08/26(a)(b)	1,085	1,059,828
5.50%, 01/15/42(a)(b)	1,075	1,087,085
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	660	678,153
		213,178,539
Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28	2,041	1,837,831
2.00%, 01/15/32	1,635	1,365,528
2.20%, 02/21/27	2,318	2,199,172
2.30%, 02/25/31(a)	1,949	1,698,485
2.45%, 02/21/30	1,968	1,777,081
2.60%, 08/19/26	1,763	1,701,410
2.77%, 09/01/53	1,256	797,909
2.80%, 08/15/41(a)	1,355	1,001,282
3.00%, 02/22/29	1,190	1,123,548
3.00%, 01/15/52	1,280	882,937
3.15%, 02/21/40	2,735	2,124,858
3.20%, 11/02/27(a)	1,810	1,748,315
3.35%, 02/22/32	1,445	1,323,517
3.38%, 02/21/50	2,854	2,114,810
4.05%, 08/18/29(a)	1,795	1,761,978
4.20%, 03/01/33	1,195	1,143,828
4.20%, 02/22/52	1,328	1,100,368
4.40%, 05/01/45	3,072	2,676,121
4.40%, 02/22/62	1,500	1,243,273
4.56%, 06/15/48	1,930	1,701,894
4.66%, 06/15/51	4,914	4,373,715
4.88%, 03/01/53	1,515	1,392,100
4.95%, 10/01/41	666	634,728
5.15%, 03/02/28	4,740	4,841,717
5.15%, 11/15/41	1,080	1,056,584
5.25%, 03/02/30	3,530	3,656,717
5.25%, 03/02/33	5,780	5,939,974
5.51%, 03/02/26	440	440,069
5.60%, 03/02/43	3,440	3,515,787
5.65%, 06/15/42	505	515,827
5.65%, 03/02/53	5,585	5,744,244
5.75%, 03/15/40	545	564,740
5.75%, 03/02/63	3,794	3,891,232
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
6.38%, 06/01/37	$739	$822,902
6.40%, 02/01/39	580	644,998
6.90%, 06/01/38(a)	420	484,382
Baxalta Inc., 5.25%, 06/23/45	611	596,874
Biogen Inc.
2.25%, 05/01/30(a)	2,501	2,207,780
3.15%, 05/01/50	2,371	1,606,699
3.25%, 02/15/51(a)	1,336	920,941
4.05%, 09/15/25	2,373	2,353,105
5.20%, 09/15/45	1,574	1,497,575
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	758	732,203
3.70%, 03/15/32(a)	1,310	1,200,982
CSL Finance PLC
3.85%, 04/27/27(b)	812	798,269
4.05%, 04/27/29(b)	1,070	1,050,099
4.25%, 04/27/32(b)	1,255	1,220,663
4.63%, 04/27/42(b)	265	245,324
4.75%, 04/27/52(b)	1,560	1,431,307
4.95%, 04/27/62(a)(b)	795	733,491
5.11%, 04/03/34(b)	955	975,061
5.42%, 04/03/54(a)(b)	705	714,937
Gilead Sciences Inc.
1.20%, 10/01/27	1,177	1,073,923
1.65%, 10/01/30	1,633	1,389,608
2.60%, 10/01/40	1,771	1,277,025
2.80%, 10/01/50(a)	2,217	1,455,941
2.95%, 03/01/27	2,045	1,980,181
3.65%, 03/01/26	3,698	3,648,459
4.00%, 09/01/36	1,316	1,208,543
4.15%, 03/01/47	2,701	2,289,092
4.50%, 02/01/45	2,463	2,209,894
4.60%, 09/01/35	1,104	1,082,537
4.75%, 03/01/46	2,863	2,652,448
4.80%, 04/01/44(a)	2,219	2,084,336
5.25%, 10/15/33	995	1,036,372
5.55%, 10/15/53(a)	1,136	1,180,360
5.65%, 12/01/41	1,223	1,278,591
Illumina Inc.
2.55%, 03/23/31	909	778,323
5.75%, 12/13/27	975	1,005,110
5.80%, 12/12/25	760	767,473
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	1,969	1,683,299
2.80%, 09/15/50	1,367	885,119
Royalty Pharma PLC
1.75%, 09/02/27(a)	1,564	1,442,918
2.15%, 09/02/31(a)	994	833,752
2.20%, 09/02/30	1,708	1,479,716
3.30%, 09/02/40	1,397	1,060,513
3.35%, 09/02/51	1,145	773,433
3.55%, 09/02/50(a)	1,471	1,041,493
5.15%, 09/02/29	1,295	1,317,928
5.40%, 09/02/34	690	697,730
5.90%, 09/02/54	745	754,670
		128,497,958
Building Materials — 0.5%
Carrier Global Corp.
2.49%, 02/15/27	604	578,914
2.70%, 02/15/31(a)	1,165	1,036,430
2.72%, 02/15/30	3,049	2,790,857
Security	Par (000)	Value
Building Materials (continued)
3.38%, 04/05/40	$2,383	$1,922,103
3.58%, 04/05/50	1,704	1,305,193
5.90%, 03/15/34(a)	895	965,433
6.20%, 03/15/54	860	975,104
Cemex SAB de CV
3.88%, 07/11/31(b)	115	104,644
5.20%, 09/17/30(b)	95	94,132
5.45%, 11/19/29(b)	60	60,242
CRH America Finance Inc.
3.40%, 05/09/27(b)	983	954,440
3.95%, 04/04/28(b)	1,557	1,526,310
4.40%, 05/09/47(b)	85	72,496
4.50%, 04/04/48(b)	980	851,204
5.40%, 05/21/34	710	731,370
CRH America Inc., 5.13%, 05/18/45(b)	845	794,919
CRH SMW Finance DAC, 5.20%, 05/21/29	660	678,379
Eagle Materials Inc., 2.50%, 07/01/31	980	851,487
Fortune Brands Innovations Inc.
3.25%, 09/15/29	1,321	1,233,431
4.00%, 03/25/32	615	577,726
4.50%, 03/25/52	785	642,818
5.88%, 06/01/33(a)	847	895,915
GCC SAB de CV, 3.61%, 04/20/32(b)	270	239,574
Holcim Finance U.S. LLC
3.50%, 09/22/26(b)	1,340	1,310,604
4.75%, 09/22/46(b)	455	407,448
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	315	337,820
6.88%, 09/29/39(b)	320	350,090
Johnson Controls International PLC
3.90%, 02/14/26	800	790,798
4.50%, 02/15/47	778	680,199
4.63%, 07/02/44	784	699,511
4.95%, 07/02/64(c)	461	415,057
5.13%, 09/14/45(a)	98	92,915
6.00%, 01/15/36	814	878,700
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	931	798,686
2.00%, 09/16/31	675	565,332
4.90%, 12/01/32	220	222,274
5.50%, 04/19/29(a)	1,290	1,341,563
Lafarge SA, 7.13%, 07/15/36	463	534,325
Lennox International Inc.
1.70%, 08/01/27(a)	765	708,208
5.50%, 09/15/28	815	841,488
Martin Marietta Materials Inc.
2.40%, 07/15/31	1,301	1,119,015
3.20%, 07/15/51	1,755	1,221,932
3.45%, 06/01/27	469	457,415
3.50%, 12/15/27	776	755,379
4.25%, 12/15/47	610	516,737
Series CB, 2.50%, 03/15/30	1,003	905,221
Masco Corp.
1.50%, 02/15/28	1,159	1,043,442
2.00%, 10/01/30(a)	576	492,905
2.00%, 02/15/31	1,185	1,003,348
3.13%, 02/15/51	487	332,586
3.50%, 11/15/27	517	500,518
4.50%, 05/15/47	694	597,961

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Mohawk Industries Inc.
3.63%, 05/15/30	$10	$9,492
5.85%, 09/18/28(a)	600	627,897
Owens Corning
3.40%, 08/15/26	1,140	1,115,018
3.88%, 06/01/30	805	771,351
3.95%, 08/15/29	878	849,575
4.30%, 07/15/47(a)	771	639,539
4.40%, 01/30/48	796	667,273
5.50%, 06/15/27	300	307,488
5.70%, 06/15/34	670	699,271
5.95%, 06/15/54	745	769,993
7.00%, 12/01/36	334	386,445
Trane Technologies Financing Ltd.
3.50%, 03/21/26	674	662,138
3.80%, 03/21/29	1,194	1,163,219
4.50%, 03/21/49	399	356,395
4.65%, 11/01/44	466	428,317
5.10%, 06/13/34	390	400,593
5.25%, 03/03/33	905	938,214
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	789	771,294
4.30%, 02/21/48	255	221,094
5.75%, 06/15/43	769	813,837
UltraTech Cement Ltd., 2.80%, 02/16/31(b)	550	477,875
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	285	317,990
Vulcan Materials Co.
3.50%, 06/01/30	1,665	1,576,248
3.90%, 04/01/27	643	634,870
4.50%, 06/15/47	661	575,819
4.70%, 03/01/48	867	788,315
		56,774,158
Chemicals — 1.4%
Air Liquide Finance SA
2.25%, 09/10/29(b)	1,098	998,733
2.50%, 09/27/26(a)(b)	1,750	1,684,714
3.50%, 09/27/46(a)(b)	1,097	876,169
Air Products and Chemicals Inc.
1.50%, 10/15/25	817	790,330
1.85%, 05/15/27	1,328	1,250,757
2.05%, 05/15/30	1,396	1,238,948
2.70%, 05/15/40	1,186	886,985
2.80%, 05/15/50	1,454	984,803
4.60%, 02/08/29	1,420	1,443,940
4.75%, 02/08/31(a)	1,225	1,252,458
4.80%, 03/03/33(a)	1,075	1,097,204
4.85%, 02/08/34(a)	1,480	1,502,337
Albemarle Corp.
4.65%, 06/01/27	755	752,977
5.05%, 06/01/32(a)	1,085	1,072,326
5.45%, 12/01/44(a)	305	279,841
5.65%, 06/01/52(a)	785	711,574
Alpek SAB de CV
3.25%, 02/25/31(b)	592	522,298
4.25%, 09/18/29(b)	30	28,636
Bayport Polymers LLC
4.74%, 04/14/27(a)(b)	30	29,477
5.14%, 04/14/32(a)(b)	665	608,671
Cabot Corp.
3.40%, 09/15/26	748	726,781
Security	Par (000)	Value
Chemicals (continued)
4.00%, 07/01/29	$611	$596,300
5.00%, 06/30/32	755	755,322
Celanese U.S. Holdings LLC
1.40%, 08/05/26	840	785,311
6.17%, 07/15/27	2,927	3,020,284
6.33%, 07/15/29(a)	1,110	1,173,350
6.35%, 11/15/28	1,590	1,672,861
6.38%, 07/15/32(a)	991	1,047,529
6.55%, 11/15/30(a)	1,558	1,670,801
6.70%, 11/15/33	1,515	1,637,716
CF Industries Inc.
4.50%, 12/01/26(b)	1,408	1,397,472
4.95%, 06/01/43	1,210	1,108,954
5.15%, 03/15/34	1,150	1,146,644
5.38%, 03/15/44	1,090	1,044,949
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	1,364	1,328,311
3.70%, 06/01/28(b)	1,185	1,149,581
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	1,298	1,137,357
3.60%, 11/15/50	1,810	1,322,292
4.25%, 10/01/34(a)	832	785,895
4.38%, 11/15/42	1,849	1,592,794
4.63%, 10/01/44	805	710,050
4.80%, 11/30/28(a)	964	977,399
4.80%, 05/15/49	1,105	982,037
5.15%, 02/15/34(a)	785	793,434
5.25%, 11/15/41	1,148	1,119,065
5.55%, 11/30/48	856	846,225
5.60%, 02/15/54(a)	705	707,863
6.30%, 03/15/33(a)	785	854,255
6.90%, 05/15/53(a)	1,160	1,343,791
7.38%, 11/01/29	1,406	1,588,961
9.40%, 05/15/39	793	1,089,389
DuPont de Nemours Inc.
4.49%, 11/15/25	2,543	2,533,314
4.73%, 11/15/28	3,271	3,318,199
5.32%, 11/15/38	1,571	1,686,133
5.42%, 11/15/48	2,946	3,199,324
Eastman Chemical Co.
4.50%, 12/01/28(a)	1,320	1,317,107
4.65%, 10/15/44	1,270	1,119,414
4.80%, 09/01/42(a)	864	785,133
5.00%, 08/01/29(a)	355	360,203
5.63%, 02/20/34	710	730,901
5.75%, 03/08/33	755	786,348
Ecolab Inc.
1.30%, 01/30/31	915	755,575
1.65%, 02/01/27(a)	770	724,780
2.13%, 02/01/32(a)	1,220	1,044,741
2.13%, 08/15/50(a)	727	428,623
2.70%, 11/01/26	1,046	1,010,781
2.70%, 12/15/51	1,380	902,320
2.75%, 08/18/55	713	459,698
3.25%, 12/01/27	914	886,186
3.95%, 12/01/47	560	478,108
4.80%, 03/24/30	1,066	1,090,213
5.25%, 01/15/28(a)	974	1,006,127
5.50%, 12/08/41(a)	595	620,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
EIDP Inc.
2.30%, 07/15/30(a)	$968	$865,791
4.50%, 05/15/26(a)	890	891,037
4.80%, 05/15/33(a)	435	436,160
FMC Corp.
3.20%, 10/01/26	925	896,594
3.45%, 10/01/29	936	876,336
4.50%, 10/01/49	805	643,091
5.15%, 05/18/26	835	840,058
5.65%, 05/18/33(a)	845	864,378
6.38%, 05/18/53(a)	711	743,645
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(b)	352	305,192
4.30%, 03/18/51(b)	139	109,358
4.40%, 03/30/32(b)	55	51,390
Huntsman International LLC
2.95%, 06/15/31	865	736,989
4.50%, 05/01/29(a)	1,420	1,382,718
International Flavors & Fragrances Inc.
1.23%, 10/01/25(b)	110	105,572
1.83%, 10/15/27(b)	935	857,740
2.30%, 11/01/30(b)	1,140	988,423
3.27%, 11/15/40(b)	892	666,245
3.47%, 12/01/50(a)(b)	2,010	1,392,731
4.38%, 06/01/47	630	516,550
4.45%, 09/26/28(a)	620	617,883
5.00%, 09/26/48	1,356	1,217,967
Kraton Corp., 5.00%, 07/15/27(b)	60	60,751
LG Chem Ltd.
1.38%, 07/07/26(b)	1,375	1,290,487
2.38%, 07/07/31(b)	705	598,427
3.63%, 04/15/29(b)	65	62,202
Linde Inc./CT
1.10%, 08/10/30	1,463	1,231,257
2.00%, 08/10/50	343	196,854
3.20%, 01/30/26	866	851,356
3.55%, 11/07/42	910	753,107
4.70%, 12/05/25	925	926,736
Lubrizol Corp. (The), 6.50%, 10/01/34(a)	780	899,270
LYB Finance Co. BV, 8.10%, 03/15/27(b)	515	551,913
LYB International Finance BV
4.88%, 03/15/44	1,187	1,077,817
5.25%, 07/15/43	1,058	1,002,182
LYB International Finance II BV, 3.50%, 03/02/27	990	965,549
LYB International Finance III LLC
1.25%, 10/01/25	815	784,120
2.25%, 10/01/30(a)	955	835,739
3.38%, 10/01/40	1,152	886,959
3.63%, 04/01/51	1,497	1,078,237
3.80%, 10/01/60(a)	674	487,859
4.20%, 10/15/49(a)	1,363	1,087,976
4.20%, 05/01/50	1,466	1,166,969
5.50%, 03/01/34	1,100	1,127,624
5.63%, 05/15/33(a)	955	1,002,539
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,010	857,105
MEGlobal BV
2.63%, 04/28/28(b)	185	170,843
4.25%, 11/03/26(b)	1,567	1,539,703
MEGlobal Canada ULC, 5.88%, 05/18/30(b)	760	787,641
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27	$209	$205,356
4.88%, 11/15/41	200	182,692
5.38%, 11/15/28(a)	475	487,698
5.45%, 11/15/33(a)	327	333,727
5.63%, 11/15/43	575	570,569
NewMarket Corp., 2.70%, 03/18/31	860	748,676
Nutrien Ltd.
2.95%, 05/13/30	1,300	1,196,221
3.95%, 05/13/50(a)	815	642,057
4.00%, 12/15/26	976	964,394
4.13%, 03/15/35	754	691,997
4.20%, 04/01/29	1,350	1,332,807
4.90%, 03/27/28(a)	1,040	1,053,985
4.90%, 06/01/43	717	663,370
5.00%, 04/01/49	885	814,131
5.20%, 06/21/27	705	718,054
5.25%, 01/15/45	698	668,920
5.40%, 06/21/34(a)	660	672,547
5.63%, 12/01/40	681	687,780
5.80%, 03/27/53	925	953,190
5.88%, 12/01/36(a)	767	812,641
5.95%, 11/07/25	895	905,165
6.13%, 01/15/41	445	471,690
OCI NV
4.63%, 10/15/25(b)	240	238,314
6.70%, 03/16/33(b)	900	927,692
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(b)	1,185	1,120,452
2.88%, 05/11/31(b)	675	573,538
4.00%, 10/04/27(b)	345	333,390
5.50%, 01/15/48(b)	657	568,183
5.88%, 09/17/44(b)	1,025	944,884
6.75%, 09/19/42(b)	95	95,316
PPG Industries Inc.
1.20%, 03/15/26	1,142	1,083,102
2.55%, 06/15/30	660	596,359
2.80%, 08/15/29	642	593,505
3.75%, 03/15/28	1,528	1,494,482
5.50%, 11/15/40	10	9,906
Rohm & Haas Co., 7.85%, 07/15/29(a)	851	960,278
RPM International Inc.
2.95%, 01/15/32	732	635,039
3.75%, 03/15/27	995	972,237
4.25%, 01/15/48(a)	425	366,716
4.55%, 03/01/29	915	908,906
5.25%, 06/01/45(a)	437	412,394
SABIC Capital II BV, 4.50%, 10/10/28(b)	1,180	1,180,840
Sherwin-Williams Co. (The)
2.20%, 03/15/32(a)	835	707,376
2.30%, 05/15/30	966	860,172
2.90%, 03/15/52	795	523,687
2.95%, 08/15/29	1,283	1,194,558
3.30%, 05/15/50	635	452,871
3.45%, 06/01/27	2,465	2,403,159
3.80%, 08/15/49	795	627,738
3.95%, 01/15/26	555	549,221
4.00%, 12/15/42	230	191,568
4.50%, 06/01/47	1,896	1,680,312
4.55%, 08/01/45	632	555,487

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)(b)	$1,000	$691,956
4.25%, 05/07/29(a)(b)	595	578,444
4.25%, 01/22/50(a)(b)	460	364,922
6.50%, 11/07/33(a)(b)	580	624,099
Solvay Finance America LLC
5.65%, 06/04/29(b)	460	474,712
5.85%, 06/04/34(b)	455	469,931
Westlake Corp.
2.88%, 08/15/41(a)	730	518,807
3.13%, 08/15/51(a)	1,055	690,866
3.38%, 06/15/30	785	734,441
3.38%, 08/15/61	495	313,568
3.60%, 08/15/26	1,310	1,283,998
4.38%, 11/15/47	679	569,620
5.00%, 08/15/46(a)	815	742,398
Yara International ASA
3.15%, 06/04/30(b)	1,375	1,230,650
3.80%, 06/06/26(b)	1,055	1,034,414
4.75%, 06/01/28(b)	1,816	1,800,665
7.38%, 11/14/32(a)(b)	1,060	1,192,174
		170,511,572
Commercial Services — 1.4%
Adani Ports & Special Economic Zone Ltd.
3.83%, 02/02/32(b)	20	17,209
4.20%, 08/04/27(b)	1,146	1,097,478
4.38%, 07/03/29(b)	810	754,278
5.00%, 08/02/41(a)(b)	160	135,709
American University (The), Series 2019, 3.67%, 04/01/49(a)	760	616,379
Ashtead Capital Inc.
1.50%, 08/12/26(b)	1,035	969,185
2.45%, 08/12/31(b)	1,318	1,106,253
4.00%, 05/01/28(b)	882	852,508
4.25%, 11/01/29(b)	885	851,725
4.38%, 08/15/27(b)	1,045	1,031,946
5.50%, 08/11/32(b)	550	555,567
5.55%, 05/30/33(b)	1,120	1,132,543
5.80%, 04/15/34(b)	1,395	1,436,441
5.95%, 10/15/33(b)	890	923,297
Automatic Data Processing Inc.
1.25%, 09/01/30	1,964	1,666,755
1.70%, 05/15/28	1,795	1,649,637
3.38%, 09/15/25	1,162	1,148,470
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(b)	74	73,449
Block Financial LLC
2.50%, 07/15/28	1,075	987,659
3.88%, 08/15/30(a)	1,046	992,289
5.25%, 10/01/25	460	460,525
Brown University, Series A, 2.92%, 09/01/50(a)	270	195,445
California Endowment (The), Series 2021, 2.50%, 04/01/51	662	433,354
California Institute of Technology
3.65%, 09/01/2119	598	420,482
4.32%, 08/01/45(a)	485	445,368
4.70%, 11/01/2111(a)	347	308,116
Case Western Reserve University, 5.41%, 06/01/2122	75	75,986
Security	Par (000)	Value
Commercial Services (continued)
Cintas Corp. No. 2
3.70%, 04/01/27	$1,771	$1,745,595
4.00%, 05/01/32	845	817,804
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)(b)	1,670	1,683,259
4.88%, 04/21/33(a)(b)	770	770,485
Claremont Mckenna College, 3.78%, 01/01/2122(a)	210	148,990
Cornell University, 4.84%, 06/15/34	85	87,019
DP World Crescent Ltd.
3.75%, 01/30/30(a)(b)	940	896,365
4.85%, 09/26/28(a)(b)	2,025	2,043,832
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	695	611,600
5.63%, 09/25/48(b)	1,618	1,612,208
6.85%, 07/02/37(a)(b)	3,125	3,547,819
Duke University
3.20%, 10/01/38(a)	285	238,926
3.30%, 10/01/46(a)	625	488,602
Series 2020, 2.68%, 10/01/44	730	548,619
Series 2020, 2.76%, 10/01/50	208	144,637
Series 2020, 2.83%, 10/01/55	728	501,751
Element Fleet Management Corp.
5.64%, 03/13/27(b)	745	760,098
6.27%, 06/26/26(b)	840	859,150
6.32%, 12/04/28(b)	1,255	1,327,084
Emory University
Series 2020, 2.14%, 09/01/30	225	199,141
Series 2020, 2.97%, 09/01/50(a)	720	512,882
Equifax Inc.
2.35%, 09/15/31(a)	1,615	1,381,508
2.60%, 12/15/25	590	573,593
3.10%, 05/15/30	1,335	1,234,581
3.25%, 06/01/26(a)	695	677,399
4.80%, 09/15/29	520	522,382
5.10%, 12/15/27(a)	1,380	1,403,955
5.10%, 06/01/28(a)	1,310	1,332,154
7.00%, 07/01/37(a)	333	381,059
ERAC USA Finance LLC
3.30%, 12/01/26(b)	1,213	1,183,431
3.80%, 11/01/25(b)	1,399	1,383,025
4.20%, 11/01/46(b)	846	723,896
4.50%, 02/15/45(b)	749	673,924
4.60%, 05/01/28(b)	1,085	1,089,628
4.90%, 05/01/33(b)	1,180	1,187,429
5.00%, 02/15/29(a)(b)	600	615,146
5.20%, 10/30/34(a)(b)	640	655,056
5.40%, 05/01/53(a)(b)	1,555	1,585,113
5.63%, 03/15/42(b)	915	953,178
6.70%, 06/01/34(a)(b)	1,198	1,361,659
7.00%, 10/15/37(b)	1,216	1,436,895
Experian Finance PLC
2.75%, 03/08/30(b)	945	868,441
4.25%, 02/01/29(b)	1,376	1,360,043
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	767	647,797
Series 2020, 2.42%, 06/01/50(a)	695	444,434
Series 2020, 2.82%, 06/01/70	479	298,309
George Washington University (The)
4.87%, 09/15/45	625	611,181
Series 2014, 4.30%, 09/15/44	410	371,448
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series 2016, 3.55%, 09/15/46	$508	$405,477
Series 2018, 4.13%, 09/15/48	1,089	963,522
Georgetown University (The)
5.12%, 04/01/53(a)	20	20,531
Series 20A, 2.94%, 04/01/50(a)	450	315,123
Series A, 5.22%	145	140,961
Series B, 4.32%, 04/01/49	876	789,179
Global Payments Inc.
1.20%, 03/01/26	1,417	1,343,709
2.15%, 01/15/27	1,156	1,094,565
2.90%, 05/15/30	1,403	1,262,945
2.90%, 11/15/31	1,181	1,027,813
3.20%, 08/15/29	1,719	1,594,269
4.15%, 08/15/49	1,103	876,085
4.45%, 06/01/28	955	944,752
4.80%, 04/01/26	1,080	1,077,390
4.95%, 08/15/27	1,070	1,081,773
5.30%, 08/15/29	830	845,949
5.40%, 08/15/32(a)	1,015	1,035,187
5.95%, 08/15/52(a)	1,103	1,121,132
GXO Logistics Inc.
1.65%, 07/15/26	1,085	1,023,153
2.65%, 07/15/31(a)	805	676,567
6.25%, 05/06/29	675	704,239
6.50%, 05/06/34	635	659,624
Howard University, 5.21%, 10/01/52(a)	200	183,816
ITR Concession Co. LLC, 5.18%, 07/15/35(a)(b)	790	731,293
Johns Hopkins University
4.71%, 07/01/32(a)	635	643,124
Series 2013, 4.08%, 07/01/53	540	476,197
Series A, 2.81%, 01/01/60(a)	379	249,190
Leland Stanford Junior University (The)
1.29%, 06/01/27(a)	455	422,301
2.41%, 06/01/50(a)	950	620,135
3.46%, 05/01/47	605	486,862
3.65%, 05/01/48	775	656,764
Massachusetts Institute of Technology
3.07%, 04/01/52(a)	425	314,764
3.89%, 07/01/2116(a)	680	531,125
3.96%, 07/01/38(a)	435	415,154
4.68%	371	347,319
5.60%(a)	880	975,550
Series F, 2.99%, 07/01/50	931	687,353
Series G, 2.29%, 07/01/51(a)	730	460,966
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45(a)	410	326,371
Moody's Corp.
2.00%, 08/19/31(a)	635	538,701
2.55%, 08/18/60	635	356,080
2.75%, 08/19/41	1,140	825,348
3.10%, 11/29/61	590	382,436
3.25%, 01/15/28	1,015	983,205
3.25%, 05/20/50	351	250,687
3.75%, 02/25/52	770	605,943
4.25%, 02/01/29(a)	603	600,202
4.25%, 08/08/32	1,020	992,181
4.88%, 12/17/48	545	511,569
5.00%, 08/05/34	675	682,454
5.25%, 07/15/44(a)	669	667,251
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	55	39,296
Security	Par (000)	Value
Commercial Services (continued)
Northwestern University
3.69%, 12/01/38(a)	$565	$505,640
3.87%, 12/01/48(a)	565	478,998
4.64%, 12/01/44	570	555,568
Series 2017, 3.66%, 12/01/57(a)	535	436,634
Series 2020, 2.64%, 12/01/50(a)	635	423,564
PayPal Holdings Inc.
2.30%, 06/01/30	1,703	1,523,855
2.65%, 10/01/26	2,129	2,057,025
2.85%, 10/01/29	2,593	2,414,167
3.25%, 06/01/50(a)	1,496	1,078,787
3.90%, 06/01/27	925	917,478
4.40%, 06/01/32(a)	1,290	1,280,218
5.05%, 06/01/52	1,415	1,376,606
5.15%, 06/01/34	1,225	1,258,195
5.25%, 06/01/62	755	735,629
5.50%, 06/01/54(a)	755	771,518
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	572	567,567
President and Fellows of Harvard College
2.52%, 10/15/50(a)	500	333,176
3.15%, 07/15/46	1,036	805,070
3.30%, 07/15/56	380	289,351
3.62%, 10/01/37	513	463,497
3.75%, 11/15/52	470	396,355
4.88%, 10/15/40(a)	652	655,452
6.50%, 01/15/39(b)	626	749,740
Series ., 4.61%, 02/15/35(a)	15	15,207
Quanta Services Inc.
2.35%, 01/15/32(a)	771	649,523
2.90%, 10/01/30(a)	1,288	1,169,551
3.05%, 10/01/41	1,175	862,506
4.75%, 08/09/27	675	678,018
5.25%, 08/09/34(a)	685	690,110
RELX Capital Inc.
3.00%, 05/22/30	1,511	1,397,807
4.00%, 03/18/29	1,040	1,022,222
4.75%, 05/20/32	800	802,142
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	1,231	806,400
S&P Global Inc.
1.25%, 08/15/30(a)	1,038	875,880
2.30%, 08/15/60	1,066	598,776
2.45%, 03/01/27	1,500	1,435,356
2.50%, 12/01/29	742	678,197
2.70%, 03/01/29	1,927	1,800,470
2.90%, 03/01/32	1,935	1,740,222
2.95%, 01/22/27	1,025	993,974
3.25%, 12/01/49	869	644,645
3.70%, 03/01/52	1,505	1,201,026
3.90%, 03/01/62	700	556,609
4.25%, 05/01/29(a)	1,569	1,564,064
4.50%, 05/15/48(a)	295	264,492
4.75%, 08/01/28	1,399	1,419,672
5.25%, 09/15/33	355	372,594
6.55%, 11/15/37(a)	175	204,240
Sodexo Inc.
1.63%, 04/16/26(b)	864	818,469
2.72%, 04/16/31(b)	1,098	965,146
Thomas Jefferson University, 3.85%, 11/01/57(a)	170	128,775

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(a)(b)	$1,284	$1,106,528
3.38%, 03/22/27(b)	596	577,681
4.13%, 02/02/26(b)	1,210	1,197,532
Triton Container International Ltd.
2.05%, 04/15/26(a)(b)	1,115	1,060,877
3.15%, 06/15/31(b)	965	831,140
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	970	829,886
Trustees of Boston College
3.13%, 07/01/52(a)	466	341,170
3.99%, 07/01/47	280	257,563
Trustees of Boston University, Series CC, 4.06%, 10/01/48	760	655,814
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	710	574,440
Trustees of Princeton University (The)
4.20%, 03/01/52(a)	80	72,625
5.70%, 03/01/39(a)	1,004	1,131,845
Series 2020, 2.52%, 07/01/50(a)	325	222,596
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	417	294,740
4.67%, 09/01/2112	270	245,924
Series 2020, 2.40%, 10/01/50	445	282,218
Trustees of Tufts College
3.10%, 08/15/51	320	229,975
Series 2012, 5.02%, 04/15/2112	145	132,748
UL Solutions Inc., 6.50%, 10/20/28(b)	375	396,266
United Rentals North America Inc., 6.00%, 12/15/29(b)	785	802,877
University of Chicago (The)
4.00%, 10/01/53(a)	485	417,177
Series 20B, 2.76%, 04/01/45	729	581,434
Series C, 2.55%, 04/01/50(a)	470	325,088
University of Miami, 4.06%, 04/01/52	525	444,348
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	848	686,584
Series 2017, 3.39%, 02/15/48(a)	763	604,135
University of Southern California
2.81%, 10/01/50(a)	550	382,643
3.03%, 10/01/39	1,341	1,119,091
4.98%, 10/01/53(a)	155	157,756
5.25%, 10/01/2111(a)	255	264,407
Series 2017, 3.84%, 10/01/47	720	612,098
Series 21A, 2.95%, 10/01/51(a)	570	406,525
Series A, 3.23%, 10/01/2120(a)	45	28,947
Verisk Analytics Inc.
3.63%, 05/15/50	909	681,582
4.13%, 03/15/29	1,399	1,380,620
5.25%, 06/05/34	590	600,968
5.50%, 06/15/45(a)	289	289,215
5.75%, 04/01/33	709	752,811
Washington University (The)
3.52%, 04/15/54(a)	445	354,627
4.35%	285	241,890
Wesleyan University, 4.78%, 07/01/2116(a)	360	321,275
William Marsh Rice University
3.57%, 05/15/45	255	217,870
3.77%, 05/15/55(a)	490	408,519
Security	Par (000)	Value
Commercial Services (continued)
WK Kellogg Foundation Trust, 2.44%, 10/01/50(b)	$205	$132,141
Yale University
Series 2020, 1.48%, 04/15/30	810	700,108
Series 2020, 2.40%, 04/15/50(a)	612	396,903
		167,991,555
Computers — 1.7%
Amdocs Ltd., 2.54%, 06/15/30(a)	1,310	1,156,250
Apple Inc.
0.70%, 02/08/26(a)	3,315	3,154,303
1.20%, 02/08/28	3,430	3,128,834
1.25%, 08/20/30(a)	2,382	2,032,011
1.40%, 08/05/28	3,255	2,956,854
1.65%, 05/11/30	2,545	2,232,420
1.65%, 02/08/31	3,895	3,355,707
1.70%, 08/05/31(a)	1,585	1,354,801
2.05%, 09/11/26	2,799	2,685,559
2.20%, 09/11/29	1,981	1,816,408
2.38%, 02/08/41	2,223	1,620,733
2.40%, 08/20/50	1,736	1,118,074
2.45%, 08/04/26	3,510	3,398,960
2.55%, 08/20/60(a)	2,011	1,324,315
2.65%, 05/11/50	3,578	2,421,796
2.65%, 02/08/51(a)	4,294	2,923,776
2.70%, 08/05/51	2,710	1,835,225
2.80%, 02/08/61	2,394	1,570,417
2.85%, 08/05/61	2,040	1,351,247
2.90%, 09/12/27	3,121	3,023,138
2.95%, 09/11/49	1,532	1,104,277
3.00%, 06/20/27	2,110	2,056,682
3.00%, 11/13/27	2,315	2,251,702
3.20%, 05/11/27	3,214	3,148,959
3.25%, 02/23/26	4,186	4,128,703
3.25%, 08/08/29	1,745	1,684,596
3.35%, 02/09/27	3,050	3,003,051
3.35%, 08/08/32(a)	1,740	1,644,148
3.45%, 02/09/45	3,263	2,688,450
3.75%, 09/12/47	1,515	1,278,751
3.75%, 11/13/47	1,903	1,597,391
3.85%, 05/04/43	3,819	3,372,815
3.85%, 08/04/46	2,928	2,525,254
3.95%, 08/08/52(a)	2,525	2,174,723
4.00%, 05/10/28	1,905	1,911,515
4.10%, 08/08/62	1,815	1,561,968
4.15%, 05/10/30(a)	885	899,088
4.25%, 02/09/47	1,189	1,095,263
4.30%, 05/10/33(a)	1,485	1,514,327
4.38%, 05/13/45	2,701	2,541,627
4.45%, 05/06/44(a)	1,034	1,009,782
4.50%, 02/23/36(a)	1,695	1,732,982
4.65%, 02/23/46	5,084	4,979,081
4.85%, 05/10/53(a)	1,605	1,627,132
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	220	211,503
4.00%, 07/01/29(a)(b)	705	681,278
5.95%, 08/04/33	562	594,928
CGI Inc.
1.45%, 09/14/26	1,155	1,081,524
2.30%, 09/14/31(a)	835	699,865
Dell Inc.
5.40%, 09/10/40(a)	577	571,811
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.50%, 04/15/38(a)	$729	$793,035
7.10%, 04/15/28(a)	815	878,589
Dell International LLC/EMC Corp.
3.38%, 12/15/41	1,576	1,205,734
3.45%, 12/15/51	1,256	895,089
4.90%, 10/01/26	3,246	3,262,995
5.25%, 02/01/28	1,535	1,573,719
5.30%, 10/01/29	1,583	1,634,553
5.40%, 04/15/34(a)	1,240	1,272,268
5.75%, 02/01/33(a)	1,380	1,461,034
6.02%, 06/15/26	1,916	1,956,889
6.10%, 07/15/27(a)	1,101	1,149,824
6.20%, 07/15/30(a)	1,592	1,715,675
8.10%, 07/15/36	1,673	2,058,084
8.35%, 07/15/46(a)	624	831,743
DXC Technology Co.
1.80%, 09/15/26	1,130	1,061,177
2.38%, 09/15/28	1,150	1,031,634
Fortinet Inc.
1.00%, 03/15/26	824	779,618
2.20%, 03/15/31	1,017	871,505
Gartner Inc.
3.63%, 06/15/29(b)	725	684,498
3.75%, 10/01/30(b)	450	416,689
4.50%, 07/01/28(b)	705	692,378
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	779	742,386
6.00%, 06/04/29	560	581,036
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,401	1,338,317
4.90%, 10/15/25	2,825	2,823,166
5.25%, 07/01/28(a)	1,615	1,652,373
6.10%, 04/01/26(a)	300	300,048
6.20%, 10/15/35	1,385	1,490,737
6.35%, 10/15/45(a)	2,294	2,463,736
HP Inc.
1.45%, 06/17/26	806	763,297
2.65%, 06/17/31	1,520	1,323,995
3.00%, 06/17/27(a)	1,752	1,681,919
3.40%, 06/17/30(a)	688	645,636
4.00%, 04/15/29	1,665	1,621,771
4.20%, 04/15/32	1,125	1,072,713
4.75%, 01/15/28(a)	1,605	1,621,639
5.50%, 01/15/33(a)	1,680	1,737,576
6.00%, 09/15/41(a)	1,755	1,849,256
IBM International Capital Pte Ltd.
4.60%, 02/05/27(a)	925	931,216
4.60%, 02/05/29(a)	950	957,952
4.70%, 02/05/26(a)	900	902,448
4.75%, 02/05/31	965	976,645
4.90%, 02/05/34	1,030	1,037,986
5.25%, 02/05/44	1,155	1,149,642
5.30%, 02/05/54	1,990	1,959,315
International Business Machines Corp.
1.70%, 05/15/27	1,987	1,853,974
1.95%, 05/15/30	2,045	1,788,861
2.20%, 02/09/27	1,058	1,005,397
2.72%, 02/09/32(a)	570	505,361
2.85%, 05/15/40	939	704,441
2.95%, 05/15/50(a)	1,302	873,506
3.30%, 05/15/26	3,304	3,240,266
Security	Par (000)	Value
Computers (continued)
3.30%, 01/27/27	$179	$174,917
3.43%, 02/09/52	820	596,379
3.45%, 02/19/26	1,936	1,906,924
3.50%, 05/15/29	3,651	3,519,860
4.00%, 06/20/42	1,713	1,466,798
4.15%, 07/27/27(a)	1,205	1,200,729
4.15%, 05/15/39	2,899	2,603,162
4.25%, 05/15/49	3,793	3,226,803
4.40%, 07/27/32(a)	1,225	1,207,956
4.50%, 02/06/26(a)	975	975,411
4.50%, 02/06/28(a)	1,230	1,239,135
4.70%, 02/19/46	935	858,471
4.75%, 02/06/33(a)	1,080	1,091,442
4.90%, 07/27/52	1,185	1,110,100
5.10%, 02/06/53(a)	955	945,851
5.60%, 11/30/39	1,195	1,262,291
5.88%, 11/29/32	1,113	1,208,731
6.22%, 08/01/27	1,372	1,441,389
6.50%, 01/15/28(a)	888	951,674
7.00%, 10/30/25	1,581	1,623,136
7.13%, 12/01/96(a)	350	459,406
Kyndryl Holdings Inc.
2.05%, 10/15/26	685	643,590
2.70%, 10/15/28	1,012	924,610
3.15%, 10/15/31(a)	1,105	957,406
4.10%, 10/15/41	912	720,620
6.35%, 02/20/34(a)	345	363,143
Leidos Inc.
2.30%, 02/15/31	1,092	933,888
4.38%, 05/15/30	765	744,085
5.75%, 03/15/33	435	452,278
Lenovo Group Ltd.
3.42%, 11/02/30(b)	575	525,374
5.83%, 01/27/28(b)	255	262,098
6.54%, 07/27/32(b)	90	97,499
NetApp Inc.
2.38%, 06/22/27(a)	1,280	1,209,849
2.70%, 06/22/30(a)	1,480	1,329,619
Teledyne FLIR LLC, 2.50%, 08/01/30	1,133	1,000,227
Western Digital Corp.
2.85%, 02/01/29	325	291,583
3.10%, 02/01/32	270	227,192
Wipro IT Services LLC, 1.50%, 06/23/26(b)	1,130	1,069,097
		208,480,068
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	800	781,157
3.25%, 08/15/32(a)	1,127	1,046,787
3.70%, 08/01/47	912	765,033
4.00%, 08/15/45	1,031	911,783
4.60%, 03/01/28	546	555,780
4.60%, 03/01/33(a)	466	474,428
4.80%, 03/02/26	641	646,675
Conopco Inc.
Series E, 7.25%, 12/15/26	590	626,662
Series F, 6.63%, 04/15/28	185	198,818
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	970	829,663
2.38%, 12/01/29(a)	882	801,366
2.60%, 04/15/30(a)	1,155	1,050,515
3.13%, 12/01/49	1,224	865,587

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
3.15%, 03/15/27	$920	$894,916
3.70%, 08/15/42	702	567,574
4.15%, 03/15/47	772	648,655
4.38%, 05/15/28(a)	865	868,761
4.38%, 06/15/45	859	759,146
4.65%, 05/15/33(a)	340	339,254
5.00%, 02/14/34(a)	620	631,374
5.15%, 05/15/53(a)	644	646,288
6.00%, 05/15/37(a)	686	754,652
Haleon U.S. Capital LLC
3.38%, 03/24/27	3,040	2,965,916
3.38%, 03/24/29	703	671,950
3.63%, 03/24/32	2,795	2,596,740
4.00%, 03/24/52(a)	1,720	1,437,833
Kenvue Inc.
4.90%, 03/22/33	1,975	2,020,843
5.00%, 03/22/30	1,590	1,645,603
5.05%, 03/22/28	1,750	1,798,335
5.05%, 03/22/53(a)	2,224	2,215,447
5.10%, 03/22/43(a)	1,150	1,158,490
5.20%, 03/22/63	1,054	1,053,990
5.35%, 03/22/26	1,190	1,207,168
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,363	1,306,973
1.00%, 04/23/26	1,550	1,473,423
1.20%, 10/29/30(a)	1,432	1,209,711
1.90%, 02/01/27	355	337,432
1.95%, 04/23/31	1,330	1,170,315
2.30%, 02/01/32(a)	1,375	1,223,765
2.45%, 11/03/26	1,201	1,161,452
2.70%, 02/02/26	896	876,173
2.80%, 03/25/27	824	799,620
2.85%, 08/11/27	1,162	1,125,862
3.00%, 03/25/30	2,150	2,039,518
3.50%, 10/25/47	705	582,481
3.55%, 03/25/40	833	726,281
3.60%, 03/25/50(a)	840	698,017
3.95%, 01/26/28(a)	1,115	1,111,993
4.05%, 01/26/33(a)	1,125	1,116,626
4.10%, 01/26/26(a)	905	903,929
4.35%, 01/29/29(a)	855	867,749
4.55%, 01/29/34	790	805,376
5.50%, 02/01/34	427	464,901
5.55%, 03/05/37(a)	582	641,183
5.80%, 08/15/34	555	619,251
Unilever Capital Corp.
1.38%, 09/14/30(a)	940	793,685
1.75%, 08/12/31(a)	1,415	1,199,370
2.00%, 07/28/26	1,180	1,134,262
2.13%, 09/06/29	1,415	1,281,733
2.90%, 05/05/27	1,695	1,640,466
3.50%, 03/22/28	2,255	2,201,013
4.25%, 08/12/27(a)	475	476,767
4.63%, 08/12/34	500	500,913
4.88%, 09/08/28(a)	800	818,748
5.00%, 12/08/33(a)	974	1,008,244
5.90%, 11/15/32	1,564	1,717,503
Series 30Y, 2.63%, 08/12/51(a)	1,245	832,153
		69,304,077
Security	Par (000)	Value
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	$1,063	$981,094
4.25%, 04/20/27(b)	560	554,016
4.50%, 10/24/28(b)	1,660	1,645,163
4.65%, 04/20/32(b)	635	617,393
LKQ Corp.
5.75%, 06/15/28	780	803,300
6.25%, 06/15/33(a)	825	866,445
Mitsubishi Corp.
1.13%, 07/15/26(a)(b)	840	788,587
5.00%, 07/05/28(a)(b)	950	971,165
5.00%, 07/02/29(b)	655	674,266
5.13%, 07/17/34(a)(b)	625	643,559
WW Grainger Inc.
3.75%, 05/15/46	640	523,106
4.20%, 05/15/47(a)	566	499,234
4.60%, 06/15/45	1,078	1,009,527
		10,576,855
Diversified Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	1,340	1,282,834
2.45%, 10/29/26	4,175	3,979,124
3.00%, 10/29/28	5,045	4,718,330
3.30%, 01/30/32	6,370	5,662,145
3.40%, 10/29/33	2,055	1,791,529
3.65%, 07/21/27	1,432	1,393,715
3.85%, 10/29/41	1,775	1,457,012
3.88%, 01/23/28(a)	823	801,531
4.45%, 10/01/25	535	531,878
4.45%, 04/03/26	995	987,624
4.63%, 10/15/27(a)	1,008	1,006,117
5.10%, 01/19/29	1,130	1,145,588
5.30%, 01/19/34	1,015	1,027,910
5.75%, 06/06/28(a)	1,140	1,179,012
6.10%, 01/15/27	770	792,689
6.15%, 09/30/30(a)	1,075	1,145,407
6.45%, 04/15/27	1,145	1,191,404
6.95%, 03/10/55, (5-year CMT + 2.720%)(d)	5	5,158
Affiliated Managers Group Inc.
3.30%, 06/15/30	742	681,632
5.50%, 08/20/34	205	203,373
Air Lease Corp.
1.88%, 08/15/26	1,620	1,535,978
2.10%, 09/01/28	827	748,672
2.20%, 01/15/27	1,412	1,335,005
2.88%, 01/15/26(a)	384	373,650
2.88%, 01/15/32(a)	1,035	896,248
3.00%, 02/01/30	1,150	1,050,905
3.13%, 12/01/30	1,159	1,047,622
3.25%, 10/01/29(a)	805	748,994
3.63%, 04/01/27	923	894,748
3.63%, 12/01/27	670	649,492
3.75%, 06/01/26	218	213,884
4.63%, 10/01/28	655	651,364
5.10%, 03/01/29(a)	675	685,975
5.20%, 07/15/31	535	538,994
5.30%, 06/25/26	500	505,606
5.30%, 02/01/28(a)	950	968,611
5.85%, 12/15/27	645	668,156
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	575	577,615
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Aircastle Ltd.
2.85%, 01/26/28(a)(b)	$612	$566,410
4.25%, 06/15/26	1,310	1,292,305
5.95%, 02/15/29(b)	890	913,443
6.50%, 07/18/28(a)(b)	755	785,186
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(b)	750	761,336
Ally Financial Inc.
2.20%, 11/02/28(a)	1,370	1,228,668
4.75%, 06/09/27(a)	1,085	1,081,106
6.18%, 07/26/35, (1-day SOFR + 2.290%)(d)	325	330,992
6.85%, 01/03/30, (1-day SOFR + 2.282%)(d)	1,150	1,216,233
6.99%, 06/13/29, (1-day SOFR + 3.260%)(d)	664	704,242
7.10%, 11/15/27	1,294	1,374,196
8.00%, 11/01/31	2,622	2,992,498
8.00%, 11/01/31(a)	678	773,512
American Express Co.
1.65%, 11/04/26	1,750	1,649,717
2.55%, 03/04/27	3,103	2,969,714
3.13%, 05/20/26	1,528	1,491,930
3.30%, 05/03/27	3,084	3,001,730
4.05%, 05/03/29(a)	1,510	1,503,302
4.05%, 12/03/42(a)	1,735	1,534,626
4.20%, 11/06/25	968	963,996
4.42%, 08/03/33, (1-day SOFR + 1.760%)(d)	2,010	1,961,949
4.90%, 02/13/26	1,757	1,764,189
4.99%, 05/26/33, (1-day SOFR + 2.255%)(d)	1,181	1,180,533
5.04%, 07/26/28, (1-day SOFR +0.930%)(a)(d)	860	872,312
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)(d)	2,005	2,027,131
5.10%, 02/16/28, (1-day SOFR + 1.000%)(d)	1,455	1,474,397
5.28%, 07/27/29, (1-day SOFR + 1.280%)(d)	1,820	1,869,519
5.28%, 07/26/35, (1-day SOFR +1.420%)(d)	1,395	1,425,580
5.39%, 07/28/27, (1-day SOFR + 0.970%)(d)	850	864,463
5.53%, 04/25/30, (1-day SOFR +1.090%)(d)	1,720	1,787,140
5.63%, 07/28/34, (1-day SOFR + 1.930%)(d)	430	446,080
5.65%, 04/23/27, (1-day SOFR +0.750%)(d)	1,930	1,958,559
5.85%, 11/05/27	2,210	2,310,677
5.92%, 04/25/35, (1-day SOFR +1.630%)(d)	565	594,892
6.34%, 10/30/26, (1-day SOFR + 1.330%)(d)	1,790	1,820,363
6.49%, 10/30/31, (1-day SOFR + 1.940%)(d)	1,125	1,235,631
American Express Credit Corp., 3.30%, 05/03/27	460	451,116
Ameriprise Financial Inc.
2.88%, 09/15/26(a)	861	834,930
4.50%, 05/13/32	765	758,132
5.15%, 05/15/33	1,060	1,091,046
5.70%, 12/15/28	880	925,125
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,035	947,136
Apollo Global Management Inc.
5.80%, 05/21/54	1,085	1,116,539
6.38%, 11/15/33	535	588,759
Ares Finance Co. II LLC, 3.25%, 06/15/30(a)(b)	835	773,414
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(b)(d)	895	841,857
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	170	124,438
Ares Management Corp., 6.38%, 11/10/28	255	272,091
Aviation Capital Group LLC
1.95%, 01/30/26(a)(b)	965	923,454
Security	Par (000)	Value
Diversified Financial Services (continued)
1.95%, 09/20/26(b)	$1,457	$1,369,311
3.50%, 11/01/27(a)(b)	915	877,040
4.88%, 10/01/25(a)(b)	434	431,722
5.38%, 07/15/29(b)	710	718,046
6.25%, 04/15/28(a)(b)	750	779,394
6.38%, 07/15/30(b)	1,134	1,202,575
6.75%, 10/25/28(b)	735	778,699
Avolon Holdings Funding Ltd.
2.13%, 02/21/26(b)	1,052	1,005,956
2.53%, 11/18/27(b)	3,248	3,004,981
2.75%, 02/21/28(b)	1,545	1,429,081
3.25%, 02/15/27(b)	1,175	1,125,715
4.25%, 04/15/26(b)	1,380	1,358,598
4.38%, 05/01/26(b)	1,005	989,943
5.50%, 01/15/26(a)(b)	849	850,058
5.75%, 03/01/29(b)	1,593	1,631,376
5.75%, 11/15/29(b)	1,365	1,397,433
6.38%, 05/04/28(b)	520	540,529
BGC Group Inc.
4.38%, 12/15/25	650	640,610
6.60%, 06/10/29(b)	325	333,629
8.00%, 05/25/28	485	522,908
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(b)	658	538,872
1.63%, 08/05/28(a)(b)	668	599,251
2.00%, 01/30/32(b)	1,393	1,150,445
2.50%, 01/10/30(a)(b)	898	812,289
2.55%, 03/30/32(b)	655	561,301
2.80%, 09/30/50(a)(b)	452	286,608
2.85%, 08/05/51(a)(b)	710	456,733
3.15%, 10/02/27(b)	697	669,470
3.20%, 01/30/52(a)(b)	1,310	917,321
3.50%, 09/10/49(a)(b)	805	597,738
4.00%, 10/02/47(a)(b)	354	285,032
4.45%, 07/15/45(b)	380	328,561
5.00%, 06/15/44(a)(b)	456	433,197
5.90%, 11/03/27(b)	985	1,023,480
6.20%, 04/22/33(a)(b)	1,980	2,153,195
6.25%, 08/15/42(b)	436	469,047
Blue Owl Finance LLC
3.13%, 06/10/31(b)	783	679,264
4.13%, 10/07/51(a)(b)	595	444,573
4.38%, 02/15/32(b)	800	732,199
6.25%, 04/18/34(b)	440	455,878
BOC Aviation Ltd.
2.63%, 09/17/30(a)(b)	765	682,902
3.00%, 09/11/29(a)(b)	1,156	1,071,591
3.50%, 09/18/27(a)(b)	1,105	1,070,832
3.88%, 04/27/26(b)	1,500	1,479,340
BOC Aviation USA Corp.
4.88%, 05/03/33(a)(b)	870	867,239
5.25%, 01/14/30(b)	385	394,483
5.75%, 11/09/28(b)	1,630	1,696,662
Brookfield Capital Finance LLC, 6.09%, 06/14/33	254	271,212
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	1,640	1,384,002
Brookfield Finance Inc.
2.72%, 04/15/31	905	801,230
3.50%, 03/30/51	820	602,200
3.63%, 02/15/52	550	400,951

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.90%, 01/25/28	$1,524	$1,488,769
4.25%, 06/02/26	952	943,915
4.35%, 04/15/30	1,294	1,270,408
4.70%, 09/20/47(a)	1,393	1,254,326
4.85%, 03/29/29	1,276	1,290,141
5.68%, 01/15/35(a)	650	669,483
5.97%, 03/04/54(a)	1,535	1,616,495
6.35%, 01/05/34	665	723,496
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50(a)	1,199	858,297
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	780	768,790
7.20%, 12/12/28(b)	1,055	1,116,000
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(d)	1,841	1,733,169
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)(d)	1,639	1,315,179
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)(d)	1,150	965,779
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	2,015	1,877,453
3.65%, 05/11/27	2,267	2,211,636
3.75%, 07/28/26	1,975	1,934,842
3.75%, 03/09/27	2,491	2,440,308
3.80%, 01/31/28(a)	2,319	2,249,947
4.20%, 10/29/25	1,567	1,549,673
4.93%, 05/10/28, (1-day SOFR + 2.057%)(d)	1,285	1,291,311
5.25%, 07/26/30, (1-day SOFR + 2.600%)(d)	870	878,918
5.27%, 05/10/33, (1-day SOFR + 2.370%)(d)	1,903	1,894,746
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	595	605,721
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)(d)	1,330	1,352,945
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(d)	695	715,248
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	1,935	1,977,299
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)(d)	825	846,240
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)(d)	1,620	1,681,439
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	1,685	1,762,547
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)(d)	2,045	2,172,641
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	730	765,153
7.62%, 10/30/31, (1-day SOFR + 3.070%)(d)	2,005	2,263,338
Cboe Global Markets Inc.
1.63%, 12/15/30	693	588,373
3.00%, 03/16/32(a)	1,580	1,422,972
3.65%, 01/12/27	1,245	1,223,372
Charles Schwab Corp. (The)
0.90%, 03/11/26(a)	1,847	1,745,419
1.15%, 05/13/26(a)	1,535	1,450,239
1.65%, 03/11/31	1,039	863,678
1.95%, 12/01/31	1,667	1,388,655
2.00%, 03/20/28	2,755	2,538,244
2.30%, 05/13/31(a)	1,350	1,171,611
2.45%, 03/03/27(a)	1,835	1,747,443
2.75%, 10/01/29	537	494,655
2.90%, 03/03/32(a)	1,640	1,450,634
3.20%, 03/02/27	1,130	1,096,198
3.20%, 01/25/28(a)	1,090	1,046,929
3.25%, 05/22/29	1,985	1,887,103
3.30%, 04/01/27(a)	1,269	1,232,491
Security	Par (000)	Value
Diversified Financial Services (continued)
3.45%, 02/13/26	$620	$609,623
4.00%, 02/01/29(a)	1,139	1,120,266
4.63%, 03/22/30(a)	580	586,248
5.64%, 05/19/29, (1-day SOFR + 2.210%)(d)	1,312	1,357,438
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	1,130	1,190,060
5.88%, 08/24/26	1,636	1,676,617
6.14%, 08/24/34, (1-day SOFR + 2.010%)(d)	1,605	1,724,154
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	1,484	1,570,872
CI Financial Corp.
3.20%, 12/17/30	1,370	1,132,863
4.10%, 06/15/51(a)	80	52,328
7.50%, 05/30/29(b)	95	96,828
Citadel Finance LLC, 3.38%, 03/09/26(b)	1,215	1,179,648
Citadel LP, 4.88%, 01/15/27(a)(b)	798	793,724
CME Group Inc.
2.65%, 03/15/32	1,155	1,029,568
3.75%, 06/15/28(a)	997	984,165
4.15%, 06/15/48(a)	1,021	898,394
5.30%, 09/15/43	1,176	1,233,686
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	1,178	1,344,011
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(b)	595	583,915
Discover Financial Services
4.10%, 02/09/27	1,543	1,516,409
4.50%, 01/30/26	626	622,202
6.70%, 11/29/32(a)	1,105	1,204,280
7.96%, 11/02/34, (1-day SOFR + 3.370%)(d)	1,300	1,507,749
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, 3.88%, 02/15/26(b)	928	895,359
Eaton Vance Corp., 3.50%, 04/06/27	636	621,837
Enact Holdings Inc., 6.25%, 05/28/29	705	727,018
FMR LLC
5.15%, 02/01/43(b)	232	228,573
6.45%, 11/15/39(b)	770	881,320
6.50%, 12/14/40(b)	310	351,735
7.57%, 06/15/29(a)(b)	1,115	1,256,948
Franklin Resources Inc.
1.60%, 10/30/30(a)	1,202	1,006,310
2.95%, 08/12/51(a)	540	356,086
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(b)	270	265,702
Invesco Finance PLC
3.75%, 01/15/26	917	906,083
5.38%, 11/30/43	415	407,542
Jefferies Financial Group Inc.
2.63%, 10/15/31	1,272	1,082,679
2.75%, 10/15/32	775	649,309
4.15%, 01/23/30	1,436	1,381,066
4.85%, 01/15/27	1,258	1,260,611
5.88%, 07/21/28	1,475	1,527,423
6.20%, 04/14/34	1,930	2,030,786
6.25%, 01/15/36	845	904,472
6.45%, 06/08/27	632	661,435
6.50%, 01/20/43(a)	604	647,467
6.63%, 10/23/43(a)	390	414,152
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	1,088	1,076,241
Lazard Group LLC
3.63%, 03/01/27	566	552,146
4.38%, 03/11/29	957	937,086
4.50%, 09/19/28	741	732,148
6.00%, 03/15/31	330	344,125
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Legg Mason Inc.
4.75%, 03/15/26	$1,000	$1,002,349
5.63%, 01/15/44(a)	761	773,035
LPL Holdings Inc.
4.00%, 03/15/29(b)	1,525	1,450,851
4.38%, 05/15/31(b)	570	532,176
4.63%, 11/15/27(b)	770	756,217
5.70%, 05/20/27	970	987,475
6.00%, 05/20/34(a)	490	503,543
6.75%, 11/17/28(a)	340	362,605
LSEG U.S. Fin Corp.
4.88%, 03/28/27(b)	805	812,612
5.30%, 03/28/34(b)	460	476,419
LSEGA Financing PLC
1.38%, 04/06/26(b)	1,757	1,671,491
2.00%, 04/06/28(b)	1,598	1,466,724
2.50%, 04/06/31(b)	1,643	1,427,289
3.20%, 04/06/41(b)	841	655,179
Mastercard Inc.
1.90%, 03/15/31(a)	1,015	882,910
2.00%, 11/18/31	1,155	988,062
2.95%, 11/21/26	790	769,188
2.95%, 06/01/29	1,605	1,524,980
2.95%, 03/15/51	1,076	755,878
3.30%, 03/26/27	1,908	1,870,341
3.35%, 03/26/30	2,235	2,139,847
3.50%, 02/26/28	1,211	1,184,996
3.65%, 06/01/49	1,472	1,188,045
3.80%, 11/21/46	810	680,377
3.85%, 03/26/50	2,089	1,734,150
3.95%, 02/26/48	760	649,390
4.85%, 03/09/33	1,065	1,096,209
4.88%, 03/09/28	1,070	1,099,178
4.88%, 05/09/34	1,025	1,052,008
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	925	936,461
Mitsubishi HC Finance America LLC
5.66%, 02/28/33(a)(b)	740	768,228
5.81%, 09/12/28(b)	505	522,381
Nasdaq Inc.
1.65%, 01/15/31	1,071	897,753
2.50%, 12/21/40	934	649,910
3.25%, 04/28/50	885	627,459
3.85%, 06/30/26	1,163	1,150,520
3.95%, 03/07/52	930	732,769
5.35%, 06/28/28	1,570	1,622,011
5.55%, 02/15/34	1,760	1,833,134
5.95%, 08/15/53	1,915	2,051,537
6.10%, 06/28/63	645	698,438
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27(a)(b)	653	636,803
4.88%, 04/15/45(a)(b)	440	370,832
Nomura Holdings Inc.
1.65%, 07/14/26	1,995	1,881,668
2.17%, 07/14/28	1,394	1,264,261
2.33%, 01/22/27	1,915	1,809,414
2.61%, 07/14/31	1,635	1,398,732
2.68%, 07/16/30	1,274	1,125,419
2.71%, 01/22/29	795	729,560
3.00%, 01/22/32	1,240	1,075,050
3.10%, 01/16/30	2,310	2,107,264
Security	Par (000)	Value
Diversified Financial Services (continued)
5.39%, 07/06/27(a)	$655	$666,455
5.59%, 07/02/27	805	822,827
5.61%, 07/06/29(a)	785	808,765
5.71%, 01/09/26	405	408,771
5.78%, 07/03/34	1,075	1,116,431
5.84%, 01/18/28	930	958,966
6.07%, 07/12/28	2,465	2,571,182
6.09%, 07/12/33(a)	775	826,899
6.18%, 01/18/33(a)	725	775,697
Nuveen LLC
4.00%, 11/01/28(a)(b)	1,905	1,869,897
5.55%, 01/15/30(b)	735	762,014
5.85%, 04/15/34(b)	625	654,245
ORIX Corp.
2.25%, 03/09/31	885	759,682
3.70%, 07/18/27	520	507,801
4.00%, 04/13/32	665	628,865
5.00%, 09/13/27	425	430,679
5.20%, 09/13/32(a)	680	693,654
Power Finance Corp. Ltd.
3.95%, 04/23/30(b)	1,026	975,882
6.15%, 12/06/28(a)(b)	990	1,033,572
Radian Group Inc.
4.88%, 03/15/27	1,100	1,095,402
6.20%, 05/15/29	680	708,110
Raymond James Financial Inc.
3.75%, 04/01/51	1,235	951,255
4.65%, 04/01/30	782	791,942
4.95%, 07/15/46	1,139	1,075,132
REC Ltd., 5.63%, 04/11/28(b)	190	194,175
Stifel Financial Corp., 4.00%, 05/15/30	785	745,946
SURA Asset Management SA, 4.38%, 04/11/27(b)	110	107,753
Synchrony Financial
2.88%, 10/28/31(a)	1,060	892,694
3.70%, 08/04/26	709	692,745
3.95%, 12/01/27	1,251	1,205,397
5.15%, 03/19/29	1,128	1,123,478
5.94%, 08/02/30, (1-day SOFR + 2.130%)(a)(d)	675	687,071
TPG Operating Group II LP, 5.88%, 03/05/34(a)	235	247,050
USAA Capital Corp.
2.13%, 05/01/30(b)	657	581,175
5.25%, 06/01/27(a)(b)	465	476,798
Visa Inc.
0.75%, 08/15/27(a)	924	845,796
1.10%, 02/15/31(a)	1,614	1,333,272
1.90%, 04/15/27(a)	2,233	2,116,379
2.00%, 08/15/50(a)	2,447	1,462,329
2.05%, 04/15/30	2,313	2,072,984
2.70%, 04/15/40	1,443	1,105,881
2.75%, 09/15/27(a)	1,585	1,525,727
3.15%, 12/14/25	2,279	2,243,598
3.65%, 09/15/47	1,577	1,287,885
4.15%, 12/14/35	2,079	2,018,255
4.30%, 12/14/45	4,022	3,646,749
Voya Financial Inc.
3.65%, 06/15/26	990	972,789
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(d)	574	507,168
4.80%, 06/15/46(a)	743	660,721

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.70%, 07/15/43(a)	$431	$429,186
Western Union Co. (The)
1.35%, 03/15/26	901	853,861
2.75%, 03/15/31	686	589,966
6.20%, 11/17/36(a)	708	742,613
6.20%, 06/21/40	530	538,622
		373,896,518
Electric — 8.5%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	1,125	1,035,063
3.40%, 04/29/51(a)(b)	1,470	1,108,362
4.00%, 10/03/49(b)	1,035	873,625
4.38%, 06/22/26(a)(b)	640	637,664
4.38%, 01/24/29(b)	65	65,145
4.70%, 04/24/33(a)(b)	1,840	1,858,176
4.88%, 04/23/30(b)	467	479,483
6.50%, 10/27/36(a)(b)	1,269	1,457,850
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	300	258,353
3.95%, 02/12/30(b)	372	334,307
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(b)	550	533,654
4.25%, 05/21/36(b)	377	329,901
AEP Texas Inc.
3.45%, 05/15/51	787	546,060
3.80%, 10/01/47	577	437,385
3.85%, 10/01/25(a)(b)	346	342,054
3.95%, 06/01/28	659	642,128
4.70%, 05/15/32	825	812,426
5.25%, 05/15/52	660	620,168
5.40%, 06/01/33	325	327,900
5.45%, 05/15/29(a)	535	553,942
5.70%, 05/15/34	560	579,369
Series E, 6.65%, 02/15/33	489	531,706
Series G, 4.15%, 05/01/49	455	361,680
Series H, 3.45%, 01/15/50	683	479,532
Series I, 2.10%, 07/01/30	1,152	1,000,457
AEP Transmission Co. LLC
3.10%, 12/01/26	707	686,832
3.15%, 09/15/49	295	205,914
3.75%, 12/01/47	879	684,731
3.80%, 06/15/49	685	535,208
4.00%, 12/01/46	495	411,024
4.25%, 09/15/48	575	484,879
4.50%, 06/15/52	740	647,257
5.15%, 04/01/34(a)	370	376,504
5.40%, 03/15/53	840	844,320
Series M, 3.65%, 04/01/50	730	557,333
Series N, 2.75%, 08/15/51	512	325,189
AES Andes SA, 6.30%, 03/15/29(b)	160	164,973
AES Corp. (The)
1.38%, 01/15/26	1,283	1,222,062
2.45%, 01/15/31(a)	1,475	1,257,855
3.95%, 07/15/30(b)	1,049	990,362
5.45%, 06/01/28	1,580	1,609,222
Alabama Power Co.
3.00%, 03/15/52(a)	840	571,370
3.05%, 03/15/32	605	543,074
3.13%, 07/15/51	870	603,143
3.45%, 10/01/49	664	495,939
3.75%, 09/01/27(a)	890	878,490
Security	Par (000)	Value
Electric (continued)
3.75%, 03/01/45	$1,221	$981,249
3.85%, 12/01/42	505	422,888
3.94%, 09/01/32	617	587,781
4.10%, 01/15/42(a)	335	283,546
4.15%, 08/15/44	441	377,686
4.30%, 01/02/46	595	515,158
5.50%, 03/15/41(a)	240	242,944
5.70%, 02/15/33(a)	299	312,724
5.85%, 11/15/33	345	370,846
6.00%, 03/01/39	766	832,468
6.13%, 05/15/38	385	422,132
Series 11-C, 5.20%, 06/01/41(a)	346	336,739
Series 20-A, 1.45%, 09/15/30	820	692,690
Series A, 4.30%, 07/15/48	841	721,827
Series B, 3.70%, 12/01/47	1,026	804,788
Alexander Funding Trust II, 7.47%, 07/31/28(b)	820	880,864
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)(b)	978	763,235
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	180	181,289
Alliant Energy Finance LLC
3.60%, 03/01/32(b)	544	487,082
4.25%, 06/15/28(b)	790	773,473
5.40%, 06/06/27(b)	860	878,154
5.95%, 03/30/29(a)(b)	540	567,003
Ameren Corp.
1.75%, 03/15/28(a)	1,115	1,014,235
1.95%, 03/15/27	1,055	988,511
3.50%, 01/15/31	1,134	1,054,235
3.65%, 02/15/26	602	593,244
5.00%, 01/15/29	995	1,009,243
5.70%, 12/01/26	945	966,700
Ameren Illinois Co.
1.55%, 11/15/30(a)	580	490,391
2.90%, 06/15/51	455	299,742
3.25%, 03/15/50(a)	455	324,289
3.70%, 12/01/47	777	614,336
3.80%, 05/15/28	665	652,865
3.85%, 09/01/32	695	656,643
4.15%, 03/15/46	745	636,850
4.30%, 07/01/44(a)	238	205,087
4.50%, 03/15/49	544	484,605
4.80%, 12/15/43	485	446,756
4.95%, 06/01/33(a)	540	546,056
5.55%, 07/01/54	855	881,426
5.90%, 12/01/52	555	599,612
American Electric Power Co. Inc.
2.30%, 03/01/30(a)	780	690,724
3.20%, 11/13/27	653	626,503
3.25%, 03/01/50	628	432,318
3.88%, 02/15/62, (5-year CMT + 2.675%)(d)	470	435,815
5.20%, 01/15/29	1,630	1,669,946
5.63%, 03/01/33	724	756,482
5.75%, 11/01/27	811	840,725
5.95%, 11/01/32	965	1,026,954
6.95%, 12/15/54, (5-year CMT + 2.675%)(d)	50	52,137
Series J, 4.30%, 12/01/28	867	857,265
Series N, 1.00%, 11/01/25	630	602,176
American Transmission Systems Inc.
2.65%, 01/15/32(b)	812	701,629
5.00%, 09/01/44(b)	528	499,987
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Appalachian Power Co.
4.40%, 05/15/44	$467	$396,038
4.45%, 06/01/45	433	363,670
4.50%, 08/01/32(a)	810	779,915
5.65%, 04/01/34	525	542,757
7.00%, 04/01/38	553	636,747
Series AA, 2.70%, 04/01/31	635	558,151
Series L, 5.80%, 10/01/35(a)	205	213,970
Series P, 6.70%, 08/15/37	635	710,247
Series X, 3.30%, 06/01/27	750	726,252
Series Y, 4.50%, 03/01/49	547	459,669
Series Z, 3.70%, 05/01/50	770	559,269
Arizona Public Service Co.
2.20%, 12/15/31	817	682,304
2.55%, 09/15/26	535	511,384
2.60%, 08/15/29	660	605,379
2.65%, 09/15/50	680	417,672
2.95%, 09/15/27(a)	590	563,222
3.35%, 05/15/50	690	486,082
3.50%, 12/01/49	725	520,151
3.75%, 05/15/46	635	485,949
4.20%, 08/15/48(a)	610	499,469
4.25%, 03/01/49	496	409,929
4.35%, 11/15/45	400	337,602
4.50%, 04/01/42(a)	810	710,625
4.70%, 01/15/44	95	82,498
5.05%, 09/01/41	345	327,418
5.50%, 09/01/35	395	401,998
5.55%, 08/01/33	645	663,122
5.70%, 08/15/34	1,370	1,426,393
6.35%, 12/15/32	585	634,949
Atlantic City Electric Co.
2.30%, 03/15/31	825	712,538
4.00%, 10/15/28(a)	827	816,361
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	315	310,584
Avangrid Inc., 3.80%, 06/01/29(a)	1,629	1,569,127
Avista Corp.
4.00%, 04/01/52	625	494,050
4.35%, 06/01/48	640	549,915
Baltimore Gas & Electric Co.
2.25%, 06/15/31	680	586,907
2.40%, 08/15/26	707	680,023
2.90%, 06/15/50(a)	460	303,764
3.20%, 09/15/49	649	453,973
3.50%, 08/15/46	726	554,929
3.75%, 08/15/47	469	368,391
4.25%, 09/15/48	720	610,143
4.55%, 06/01/52	650	572,376
5.30%, 06/01/34	445	459,263
5.40%, 06/01/53	685	692,113
5.65%, 06/01/54(a)	525	548,618
6.35%, 10/01/36	377	418,344
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	390	345,335
Berkshire Hathaway Energy Co.
1.65%, 05/15/31(a)	985	817,605
2.85%, 05/15/51	2,130	1,385,302
3.25%, 04/15/28	1,129	1,089,063
3.70%, 07/15/30	1,496	1,440,111
3.80%, 07/15/48	1,198	928,965
4.25%, 10/15/50	1,158	962,037
Security	Par (000)	Value
Electric (continued)
4.45%, 01/15/49	$1,377	$1,185,208
4.50%, 02/01/45	1,019	926,132
4.60%, 05/01/53	1,160	1,013,009
5.15%, 11/15/43	943	929,388
5.95%, 05/15/37	619	668,490
6.13%, 04/01/36	2,011	2,193,226
8.48%, 09/15/28	215	246,344
Black Hills Corp.
2.50%, 06/15/30	595	523,411
3.05%, 10/15/29	717	661,470
3.15%, 01/15/27	902	873,068
3.88%, 10/15/49	530	405,654
3.95%, 01/15/26	655	647,161
4.20%, 09/15/46	395	327,078
4.35%, 05/01/33	579	543,886
5.95%, 03/15/28	720	751,166
6.00%, 01/15/35	780	814,796
6.15%, 05/15/34	225	238,751
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	30	32,197
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	678	540,572
3.60%, 03/01/52	505	378,981
3.95%, 03/01/48	669	538,643
4.50%, 04/01/44(a)	1,067	952,302
4.95%, 04/01/33	395	396,909
5.15%, 03/01/34	615	628,702
5.20%, 10/01/28(a)	670	687,519
5.30%, 04/01/53	695	691,602
Series AA, 3.00%, 02/01/27	500	484,871
Series AC, 4.25%, 02/01/49(a)	1,206	1,022,931
Series AD, 2.90%, 07/01/50	751	493,115
Series AE, 2.35%, 04/01/31	740	641,670
Series AF, 3.35%, 04/01/51(a)	520	376,075
Series AG, 3.00%, 03/01/32	325	287,595
Series ai., 4.45%, 10/01/32	640	628,263
Series AJ, 4.85%, 10/01/52	350	323,319
Series K2, 6.95%, 03/15/33	620	708,280
Series Z, 2.40%, 09/01/26	706	677,191
CenterPoint Energy Inc.
1.45%, 06/01/26	852	804,255
2.65%, 06/01/31(a)	655	572,064
2.95%, 03/01/30(a)	602	550,187
3.70%, 09/01/49(a)	615	460,240
5.25%, 08/10/26	515	520,805
5.40%, 06/01/29	760	781,452
CEZ A/S, 5.63%, 04/03/42(b)	30	27,768
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	200	195,950
Cleco Corporate Holdings LLC
3.38%, 09/15/29	444	404,841
3.74%, 05/01/26	852	834,629
4.97%, 05/01/46	487	423,695
Cleco Power LLC
6.00%, 12/01/40(a)	385	402,098
6.50%, 12/01/35(a)	382	428,294
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	405	389,138
4.55%, 11/15/30(a)(b)	615	606,830
5.95%, 12/15/36(a)	492	521,354

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CMS Energy Corp.
2.95%, 02/15/27	$472	$452,410
3.00%, 05/15/26	532	516,464
3.45%, 08/15/27	730	712,414
3.60%, 11/15/25(a)	515	507,862
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)(d)	601	514,279
4.70%, 03/31/43	522	466,085
4.75%, 06/01/50, (5-year CMT + 4.116%)(d)	969	910,903
4.88%, 03/01/44	673	630,904
Colbun SA
3.15%, 03/06/30(b)	280	256,797
3.15%, 01/19/32(b)	335	291,894
3.95%, 10/11/27(b)	577	560,108
Cometa Energia SA de CV, 6.38%, 04/24/35(a)(b)	500	505,604
Comision Federal de Electricidad
3.35%, 02/09/31(b)	1,675	1,439,987
3.88%, 07/26/33(b)	1,486	1,253,917
4.68%, 02/09/51(b)	717	536,651
4.69%, 05/15/29(b)	1,382	1,334,390
4.75%, 02/23/27(b)	655	645,945
5.75%, 02/14/42(a)(b)	522	490,220
6.26%, 02/15/52(a)(b)	1,215	1,107,770
Commonwealth Edison Co.
2.20%, 03/01/30	642	571,999
2.55%, 06/15/26	1,096	1,061,464
3.00%, 03/01/50	851	575,150
3.15%, 03/15/32	395	357,488
3.65%, 06/15/46	564	440,439
3.70%, 08/15/28	979	955,605
3.70%, 03/01/45	807	644,620
3.80%, 10/01/42(a)	459	378,758
4.00%, 03/01/48	1,220	1,000,717
4.00%, 03/01/49	800	650,557
4.35%, 11/15/45	565	499,887
4.60%, 08/15/43	427	392,062
4.70%, 01/15/44	565	522,219
4.90%, 02/01/33(a)	245	247,932
5.30%, 06/01/34	320	330,910
5.30%, 02/01/53	665	657,335
5.65%, 06/01/54	420	438,653
6.45%, 01/15/38	739	835,239
Series 122, 2.95%, 08/15/27	870	838,877
Series 123, 3.75%, 08/15/47	821	648,785
Series 127, 3.20%, 11/15/49	486	341,295
Series 130, 3.13%, 03/15/51	840	581,428
Series 131, 2.75%, 09/01/51	600	380,534
Series 133, 3.85%, 03/15/52(a)	725	571,003
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	1,125	937,075
4.30%, 04/15/44	665	591,024
4.65%, 01/01/29	585	590,032
4.90%, 07/01/33(a)	630	635,579
4.95%, 08/15/34	400	402,033
5.25%, 01/15/53	800	804,005
Series A, 0.75%, 12/01/25	374	357,209
Series A, 2.05%, 07/01/31	81	68,861
Series A, 3.20%, 03/15/27	752	731,933
Series A, 4.15%, 06/01/45	330	282,306
Security	Par (000)	Value
Electric (continued)
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	$1,302	$1,143,571
3.20%, 12/01/51	880	610,603
3.60%, 06/15/61(a)	870	629,697
3.70%, 11/15/59	930	676,745
3.80%, 05/15/28(a)	905	888,141
3.85%, 06/15/46	909	726,830
3.95%, 03/01/43	940	784,115
4.45%, 03/15/44	1,184	1,053,593
4.50%, 12/01/45	1,115	985,278
4.50%, 05/15/58	814	700,241
4.63%, 12/01/54	905	808,112
5.20%, 03/01/33(a)	710	733,616
5.38%, 05/15/34(a)	1,420	1,481,046
5.50%, 03/15/34	1,705	1,793,851
5.70%, 06/15/40	485	504,844
5.70%, 05/15/54	705	739,285
5.90%, 11/15/53	1,105	1,187,082
6.15%, 11/15/52	440	490,737
Series 05-A, 5.30%, 03/01/35	469	486,281
Series 06-A, 5.85%, 03/15/36(a)	655	701,568
Series 06-B, 6.20%, 06/15/36	545	599,609
Series 06-E, 5.70%, 12/01/36	390	413,203
Series 07-A, 6.30%, 08/15/37	848	941,430
Series 08-B, 6.75%, 04/01/38	899	1,035,308
Series 09-C, 5.50%, 12/01/39	733	751,024
Series 12-A, 4.20%, 03/15/42(a)	699	607,944
Series 2017, 3.88%, 06/15/47	819	654,235
Series 20A, 3.35%, 04/01/30(a)	1,176	1,119,233
Series 20B, 3.95%, 04/01/50	1,475	1,217,689
Series A, 4.13%, 05/15/49	775	642,608
Series B, 2.90%, 12/01/26	725	699,617
Series B, 3.13%, 11/15/27(a)	512	493,362
Series C, 3.00%, 12/01/60	665	413,824
Series C, 4.00%, 11/15/57	350	276,451
Series C, 4.30%, 12/01/56	641	535,518
Series D, 4.00%, 12/01/28	765	758,339
Series E, 4.65%, 12/01/48	1,118	1,010,828
Consorcio Transmantaro SA
4.70%, 04/16/34(b)	1,215	1,188,530
5.20%, 04/11/38(b)	575	559,835
Constellation Energy Generation LLC
5.60%, 03/01/28	1,080	1,119,364
5.60%, 06/15/42	880	878,867
5.75%, 10/01/41	736	747,969
5.75%, 03/15/54	1,155	1,165,467
5.80%, 03/01/33	765	803,443
6.13%, 01/15/34	1,025	1,101,647
6.25%, 10/01/39	1,145	1,243,267
6.50%, 10/01/53	1,170	1,296,213
Consumers Energy Co.
2.50%, 05/01/60(a)	385	233,472
3.10%, 08/15/50(a)	860	625,243
3.25%, 08/15/46	600	459,761
3.50%, 08/01/51	930	727,068
3.60%, 08/15/32	360	334,316
3.75%, 02/15/50	533	429,866
3.80%, 11/15/28	491	481,851
3.95%, 05/15/43	545	462,707
3.95%, 07/15/47	530	444,671
4.05%, 05/15/48(a)	765	646,819
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.10%, 11/15/45	$60	$49,595
4.20%, 09/01/52	340	289,197
4.35%, 04/15/49	706	624,995
4.35%, 08/31/64	415	335,554
4.60%, 05/30/29(a)	430	435,033
4.63%, 05/15/33	1,020	1,013,430
4.65%, 03/01/28	760	768,315
4.70%, 01/15/30	315	319,549
4.90%, 02/15/29	945	966,628
Dayton Power & Light Co. (The), 3.95%, 06/15/49	785	601,278
Delmarva Power & Light Co.
4.00%, 06/01/42(a)	300	246,493
4.15%, 05/15/45	491	409,651
Dominion Energy Inc.
3.90%, 10/01/25	349	345,589
4.25%, 06/01/28	833	823,436
4.35%, 08/15/32	5	4,873
4.70%, 12/01/44	700	614,256
4.85%, 08/15/52(a)	940	845,615
5.38%, 11/15/32(a)	960	988,811
7.00%, 06/15/38	521	598,572
Series A, 1.45%, 04/15/26	948	900,456
Series A, 4.60%, 03/15/49	714	615,581
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(d)	30	31,244
Series B, 3.30%, 04/15/41	805	609,479
Series B, 3.60%, 03/15/27	550	537,058
Series B, 5.95%, 06/15/35	845	899,518
Series C, 2.25%, 08/15/31	1,485	1,261,830
Series C, 3.38%, 04/01/30	1,741	1,629,921
Series C, 4.05%, 09/15/42	824	672,103
Series C, 4.90%, 08/01/41	956	878,924
Series D, 2.85%, 08/15/26	779	753,472
Series E, 6.30%, 03/15/33	495	536,160
Series F, 5.25%, 08/01/33	744	753,951
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	827	753,771
5.10%, 06/01/65	440	415,615
5.30%, 05/15/33	555	572,960
5.45%, 02/01/41	515	523,155
6.05%, 01/15/38	716	780,455
6.25%, 10/15/53	360	407,475
6.63%, 02/01/32	497	552,936
Series A, 2.30%, 12/01/31	930	791,250
DTE Electric Co.
2.25%, 03/01/30(a)	524	469,247
2.95%, 03/01/50(a)	705	482,991
3.70%, 03/15/45	558	444,827
3.70%, 06/01/46	649	515,771
3.75%, 08/15/47	807	639,764
3.95%, 06/15/42(a)	364	300,951
3.95%, 03/01/49	889	735,644
4.30%, 07/01/44	450	393,983
4.85%, 12/01/26	1,050	1,064,654
5.20%, 04/01/33	920	949,349
5.20%, 03/01/34(a)	740	763,536
5.40%, 04/01/53	925	942,010
5.70%, 10/01/37(a)	236	249,666
Series A, 1.90%, 04/01/28	825	758,963
Series A, 3.00%, 03/01/32(a)	765	688,962
Security	Par (000)	Value
Electric (continued)
Series A, 4.00%, 04/01/43	$448	$382,983
Series A, 4.05%, 05/15/48	790	666,767
Series A, 6.63%, 06/01/36	130	148,097
Series B, 3.25%, 04/01/51	682	490,435
Series B, 3.65%, 03/01/52	547	420,984
Series C, 2.63%, 03/01/31(a)	778	694,819
DTE Energy Co.
2.85%, 10/01/26	1,145	1,107,634
2.95%, 03/01/30	689	630,298
4.88%, 06/01/28	910	920,055
4.95%, 07/01/27	1,025	1,036,121
5.10%, 03/01/29	1,265	1,289,102
5.85%, 06/01/34	1,005	1,058,523
Series C, 3.40%, 06/15/29	933	884,811
Duke Energy Carolinas LLC
2.45%, 08/15/29	806	736,957
2.45%, 02/01/30	763	690,418
2.55%, 04/15/31	552	487,061
2.85%, 03/15/32(a)	565	502,020
2.95%, 12/01/26(a)	1,041	1,010,359
3.20%, 08/15/49	974	683,894
3.45%, 04/15/51	510	374,769
3.55%, 03/15/52	897	665,233
3.70%, 12/01/47	927	715,196
3.75%, 06/01/45	759	604,512
3.88%, 03/15/46	698	563,935
3.95%, 11/15/28(a)	967	955,906
3.95%, 03/15/48(a)	814	663,913
4.00%, 09/30/42	862	734,874
4.25%, 12/15/41(a)	940	829,095
4.85%, 01/15/34	610	612,506
4.95%, 01/15/33	1,650	1,675,874
5.30%, 02/15/40	917	933,935
5.35%, 01/15/53	1,095	1,095,255
5.40%, 01/15/54	1,311	1,326,557
6.00%, 01/15/38	722	786,065
6.05%, 04/15/38	722	793,190
6.10%, 06/01/37	666	722,408
6.45%, 10/15/32	710	783,597
Series A, 6.00%, 12/01/28(a)	862	915,925
Duke Energy Corp.
0.90%, 09/15/25	1,114	1,071,852
2.45%, 06/01/30	1,033	923,364
2.55%, 06/15/31	1,364	1,183,717
2.65%, 09/01/26(a)	1,747	1,685,380
3.15%, 08/15/27	1,142	1,101,208
3.25%, 01/15/82, (5-year CMT + 2.321%)(d)	459	410,827
3.30%, 06/15/41	1,134	866,539
3.40%, 06/15/29	840	798,321
3.50%, 06/15/51	1,068	763,870
3.75%, 09/01/46(a)	2,005	1,531,105
3.95%, 08/15/47	741	581,856
4.20%, 06/15/49	830	672,997
4.30%, 03/15/28	1,430	1,421,856
4.50%, 08/15/32	935	910,845
4.80%, 12/15/45	872	780,485
4.85%, 01/05/27(a)	645	651,378
4.85%, 01/05/29	735	745,162
5.00%, 12/08/25	508	509,991
5.00%, 12/08/27	820	835,242
5.00%, 08/15/52	1,570	1,440,433

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 06/15/34(a)	$960	$989,094
5.75%, 09/15/33(a)	890	940,402
5.80%, 06/15/54	635	649,788
6.10%, 09/15/53(a)	1,045	1,117,083
Duke Energy Florida LLC
1.75%, 06/15/30	865	745,258
2.40%, 12/15/31	787	676,989
2.50%, 12/01/29	846	774,408
3.00%, 12/15/51(a)	800	530,991
3.20%, 01/15/27	1,137	1,108,913
3.40%, 10/01/46	754	558,453
3.80%, 07/15/28	703	692,474
3.85%, 11/15/42	587	484,226
4.20%, 07/15/48	882	740,802
5.65%, 04/01/40	490	511,371
5.88%, 11/15/33	880	947,256
5.95%, 11/15/52	694	744,281
6.20%, 11/15/53	835	933,495
6.35%, 09/15/37	899	999,526
6.40%, 06/15/38	1,008	1,131,019
Duke Energy Indiana LLC
2.75%, 04/01/50	920	588,385
3.75%, 05/15/46	949	751,661
5.25%, 03/01/34	380	393,039
5.40%, 04/01/53	645	642,703
6.12%, 10/15/35	499	546,265
6.35%, 08/15/38(a)	767	861,402
6.45%, 04/01/39	444	497,424
Series UUU, 4.20%, 03/15/42(a)	270	231,152
Series WWW, 4.90%, 07/15/43	510	482,761
Series YYY, 3.25%, 10/01/49	702	499,741
Duke Energy Ohio Inc.
2.13%, 06/01/30	634	556,985
3.65%, 02/01/29	779	755,018
3.70%, 06/15/46	580	448,161
4.30%, 02/01/49	599	504,972
5.25%, 04/01/33	605	621,594
5.55%, 03/15/54	430	437,498
5.65%, 04/01/53	525	536,884
Duke Energy Progress LLC
2.00%, 08/15/31	1,020	859,863
2.50%, 08/15/50	767	467,336
2.90%, 08/15/51(a)	607	398,847
3.40%, 04/01/32	280	256,941
3.45%, 03/15/29	764	736,281
3.60%, 09/15/47	776	591,022
3.70%, 09/01/28	901	880,988
3.70%, 10/15/46	691	538,083
4.00%, 04/01/52	535	432,663
4.10%, 05/15/42	749	639,280
4.10%, 03/15/43	654	557,287
4.15%, 12/01/44	832	704,741
4.20%, 08/15/45	934	795,667
4.38%, 03/30/44	518	459,301
5.10%, 03/15/34	775	798,197
5.25%, 03/15/33	645	667,667
5.35%, 03/15/53	750	746,401
6.30%, 04/01/38(a)	610	677,268
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	622	538,104
2.78%, 01/07/32(a)(b)	695	587,605
Security	Par (000)	Value
Electric (continued)
3.62%, 08/01/27(b)	$574	$556,008
E.ON International Finance BV, 6.65%, 04/30/38(a)(b)	1,580	1,766,150
Edison International
4.13%, 03/15/28	1,040	1,018,782
5.25%, 11/15/28	675	686,836
5.45%, 06/15/29	675	694,060
5.75%, 06/15/27	1,026	1,051,339
6.95%, 11/15/29(a)	930	1,017,036
EDP Finance BV, 1.71%, 01/24/28(b)	1,557	1,427,414
El Paso Electric Co.
5.00%, 12/01/44(a)	489	442,337
6.00%, 05/15/35	724	757,273
Electricite de France SA
3.63%, 10/13/25(b)	1,242	1,225,485
4.50%, 09/21/28(b)	2,453	2,438,847
4.75%, 10/13/35(a)(b)	392	380,019
4.88%, 09/21/38(b)	620	582,297
4.88%, 01/22/44(a)(b)	826	748,605
4.95%, 10/13/45(b)	1,474	1,360,659
5.00%, 09/21/48(a)(b)	2,019	1,855,252
5.25%, 10/13/55(a)(b)	260	240,326
5.60%, 01/27/40(b)	863	868,278
5.65%, 04/22/29(a)(b)	1,200	1,248,728
5.70%, 05/23/28(b)	580	599,703
5.95%, 04/22/34(a)(b)	1,200	1,261,006
6.00%, 04/22/64(b)	1,600	1,587,095
6.00%, 01/22/2114(a)(b)	702	713,974
6.25%, 05/23/33(a)(b)	1,095	1,183,370
6.90%, 05/23/53(b)	1,580	1,801,631
6.95%, 01/26/39(a)(b)	1,784	2,006,439
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	235	238,188
Emera U.S. Finance LP
2.64%, 06/15/31	675	579,994
3.55%, 06/15/26	1,340	1,304,838
4.75%, 06/15/46	1,761	1,518,260
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	55	53,103
Enel Americas SA, 4.00%, 10/25/26	964	949,453
Enel Chile SA, 4.88%, 06/12/28	1,456	1,448,266
Enel Finance America LLC
2.88%, 07/12/41(b)	1,295	903,025
7.10%, 10/14/27(b)	1,390	1,482,682
Enel Finance International NV
1.63%, 07/12/26(b)	2,305	2,175,467
2.13%, 07/12/28(b)	1,950	1,772,094
2.50%, 07/12/31(b)	1,816	1,550,096
3.50%, 04/06/28(b)	2,245	2,152,680
3.63%, 05/25/27(b)	1,565	1,523,130
4.63%, 06/15/27(b)	1,310	1,307,022
4.75%, 05/25/47(a)(b)	1,375	1,238,118
4.88%, 06/14/29(a)(b)	1,190	1,208,873
5.00%, 06/15/32(b)	1,635	1,628,170
5.13%, 06/26/29(b)	1,435	1,456,651
5.50%, 06/26/34(b)	1,405	1,426,313
5.50%, 06/15/52(a)(b)	1,508	1,452,146
6.00%, 10/07/39(b)	2,257	2,369,644
6.80%, 10/14/25(b)	365	373,373
6.80%, 09/15/37(b)	1,180	1,317,383
7.50%, 10/14/32(a)(b)	1,180	1,355,395
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
7.75%, 10/14/52(b)	$1,455	$1,809,431
Engie Energia Chile SA
3.40%, 01/28/30(b)	150	135,887
6.38%, 04/17/34(b)	125	131,639
Engie SA
5.25%, 04/10/29(b)	590	604,355
5.63%, 04/10/34(b)	800	829,486
Entergy Arkansas LLC
2.65%, 06/15/51	1,105	679,421
3.35%, 06/15/52	662	467,109
3.50%, 04/01/26	878	865,426
4.00%, 06/01/28(a)	640	631,798
4.20%, 04/01/49	815	677,977
4.95%, 12/15/44(a)	481	446,006
5.15%, 01/15/33	655	670,441
5.30%, 09/15/33	1,140	1,166,544
5.45%, 06/01/34	1,235	1,286,663
5.75%, 06/01/54	425	441,683
Entergy Corp.
0.90%, 09/15/25	1,192	1,147,002
1.90%, 06/15/28	1,135	1,031,452
2.40%, 06/15/31	1,009	862,646
2.80%, 06/15/30	711	643,043
2.95%, 09/01/26	1,571	1,522,900
3.75%, 06/15/50	833	612,498
Entergy Louisiana LLC
1.60%, 12/15/30(a)	856	716,599
2.35%, 06/15/32	709	599,951
2.40%, 10/01/26	819	785,396
2.90%, 03/15/51	1,058	678,510
3.05%, 06/01/31(a)	678	611,802
3.10%, 06/15/41	335	249,722
3.12%, 09/01/27	1,066	1,028,143
3.25%, 04/01/28(a)	779	747,223
4.00%, 03/15/33	1,689	1,581,114
4.20%, 09/01/48	1,331	1,097,834
4.20%, 04/01/50	765	629,982
4.44%, 01/15/26(a)	5	4,982
4.75%, 09/15/52	725	653,249
4.95%, 01/15/45	799	739,056
5.15%, 09/15/34	680	686,168
5.35%, 03/15/34	560	575,885
5.70%, 03/15/54(a)	640	660,605
Entergy Mississippi LLC
2.85%, 06/01/28	715	674,469
3.50%, 06/01/51	340	246,714
3.85%, 06/01/49	752	584,599
5.00%, 09/01/33(a)	390	391,944
5.85%, 06/01/54(a)	415	437,871
Entergy Texas Inc.
1.75%, 03/15/31	833	694,394
3.55%, 09/30/49	647	474,704
4.00%, 03/30/29(a)	485	477,026
4.50%, 03/30/39	476	442,632
5.00%, 09/15/52	355	333,167
5.15%, 06/01/45	298	285,172
5.55%, 09/15/54	480	480,931
5.80%, 09/01/53(a)	485	508,141
Evergy Inc., 2.90%, 09/15/29	414	380,345
Evergy Kansas Central Inc.
2.55%, 07/01/26(a)	300	290,090
Security	Par (000)	Value
Electric (continued)
3.10%, 04/01/27	$595	$575,359
3.25%, 12/01/25	499	491,469
3.25%, 09/01/49(a)	740	519,274
3.45%, 04/15/50	525	382,007
4.10%, 04/01/43	442	372,376
4.13%, 03/01/42(a)	900	773,222
4.25%, 12/01/45(a)	516	442,559
4.63%, 09/01/43	301	265,345
5.70%, 03/15/53	450	462,040
5.90%, 11/15/33	530	565,363
Evergy Kansas South Inc., 4.30%, 07/15/44(b)	35	29,467
Evergy Metro Inc.
4.20%, 06/15/47	465	389,711
4.20%, 03/15/48	502	420,553
4.95%, 04/15/33(a)	545	549,182
5.30%, 10/01/41	659	658,152
5.40%, 04/01/34	1,340	1,378,537
Series 2019, 4.13%, 04/01/49(a)	572	469,699
Series 2020, 2.25%, 06/01/30	649	573,682
Series B, 6.05%, 11/15/35	94	100,799
Evergy Missouri West Inc.
3.75%, 03/15/32(b)	342	307,878
5.15%, 12/15/27(a)(b)	770	783,824
5.65%, 06/01/34(b)	650	675,143
Eversource Energy
2.55%, 03/15/31(a)	100	86,415
2.90%, 03/01/27	1,032	990,453
3.35%, 03/15/26	440	431,074
3.38%, 03/01/32	875	782,484
3.45%, 01/15/50	840	611,960
4.60%, 07/01/27	945	944,878
4.75%, 05/15/26	485	485,159
5.00%, 01/01/27(a)	670	676,072
5.13%, 05/15/33	840	840,660
5.45%, 03/01/28	1,855	1,901,721
5.50%, 01/01/34	1,025	1,046,315
5.85%, 04/15/31	1,165	1,224,436
5.95%, 02/01/29	1,290	1,352,481
5.95%, 07/15/34	1,120	1,178,580
Series M, 3.30%, 01/15/28	740	707,341
Series O, 4.25%, 04/01/29	934	916,616
Series R, 1.65%, 08/15/30	777	653,569
Series U, 1.40%, 08/15/26	550	516,965
Exelon Corp.
2.75%, 03/15/27	690	662,776
3.35%, 03/15/32	1,078	982,100
3.40%, 04/15/26	796	781,303
4.05%, 04/15/30	1,772	1,727,334
4.10%, 03/15/52	1,040	841,153
4.45%, 04/15/46	1,167	1,006,180
4.70%, 04/15/50	1,143	1,012,241
4.95%, 06/15/35	462	453,939
5.10%, 06/15/45	1,062	1,010,041
5.15%, 03/15/28	1,207	1,232,177
5.15%, 03/15/29	615	631,335
5.30%, 03/15/33	945	972,728
5.45%, 03/15/34	785	810,621
5.60%, 03/15/53(a)	1,310	1,326,033
5.63%, 06/15/35	890	935,841
7.60%, 04/01/32(a)	900	1,045,763
Fells Point Funding Trust, 3.05%, 01/31/27(b)	1,685	1,619,666

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
FirstEnergy Corp.
2.65%, 03/01/30	$380	$343,143
Series B, 2.25%, 09/01/30	5	4,350
Series B, 3.90%, 07/15/27	1,655	1,623,487
Series C, 3.40%, 03/01/50	635	451,529
Series C, 4.85%, 07/15/47	1,140	1,017,632
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	575	550,642
3.60%, 06/01/29(a)(b)	339	324,707
4.30%, 01/15/29(a)(b)	776	766,587
5.20%, 04/01/28(b)	440	447,382
6.15%, 10/01/38(a)	415	445,720
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	959	898,378
4.55%, 04/01/49(a)(b)	815	705,576
5.45%, 07/15/44(b)	610	589,147
Florida Power & Light Co.
2.45%, 02/03/32(a)	2,162	1,881,111
2.88%, 12/04/51	1,734	1,162,427
3.13%, 12/01/25	1,012	995,560
3.15%, 10/01/49	1,128	811,174
3.70%, 12/01/47	1,139	908,215
3.80%, 12/15/42	782	654,190
3.95%, 03/01/48	1,445	1,198,062
3.99%, 03/01/49	1,020	849,861
4.05%, 06/01/42	835	727,549
4.05%, 10/01/44	850	729,494
4.13%, 02/01/42	1,035	910,698
4.13%, 06/01/48	657	559,628
4.40%, 05/15/28	695	699,025
4.45%, 05/15/26(a)	765	766,481
4.63%, 05/15/30(a)	910	924,034
4.80%, 05/15/33(a)	1,065	1,074,312
4.95%, 06/01/35	530	537,052
5.05%, 04/01/28	1,025	1,049,673
5.10%, 04/01/33	1,050	1,081,591
5.13%, 06/01/41	435	431,200
5.15%, 06/15/29	935	968,187
5.25%, 02/01/41	695	700,737
5.30%, 06/15/34	970	1,010,828
5.30%, 04/01/53(a)	1,070	1,089,254
5.60%, 06/15/54(a)	1,415	1,502,645
5.63%, 04/01/34	407	437,214
5.65%, 02/01/37	630	673,760
5.69%, 03/01/40(a)	665	702,388
5.95%, 10/01/33(a)	345	375,392
5.95%, 02/01/38	940	1,028,621
5.96%, 04/01/39	685	745,290
Series A, 3.30%, 05/30/27	695	676,390
Fortis Inc./Canada, 3.06%, 10/04/26	1,700	1,639,916
Georgia Power Co.
3.25%, 04/01/26	762	746,801
3.25%, 03/30/27	585	570,962
4.30%, 03/15/42	1,413	1,247,801
4.30%, 03/15/43	642	557,753
4.65%, 05/16/28	1,035	1,045,537
4.70%, 05/15/32	1,080	1,082,080
4.95%, 05/17/33	1,025	1,036,138
5.00%, 02/23/27	395	401,194
5.13%, 05/15/52	1,216	1,186,084
5.25%, 03/15/34(a)	940	969,402
Security	Par (000)	Value
Electric (continued)
5.40%, 06/01/40	$244	$244,449
Series 10-C, 4.75%, 09/01/40	739	694,581
Series A, 3.25%, 03/15/51	1,255	897,876
Series B, 2.65%, 09/15/29(a)	1,053	972,273
Series B, 3.70%, 01/30/50	742	572,536
Great River Energy, 6.25%, 07/01/38(a)(b)	326	330,466
Iberdrola International BV, 6.75%, 07/15/36(a)	975	1,132,057
Idaho Power Co.
3.65%, 03/01/45(a)	175	132,068
5.20%, 08/15/34(a)	410	416,959
5.50%, 03/15/53	555	553,215
5.80%, 04/01/54	380	395,733
Series K, 4.20%, 03/01/48	755	620,535
Indiana Michigan Power Co.
3.25%, 05/01/51	565	393,189
3.85%, 05/15/28(a)	360	351,367
4.25%, 08/15/48	660	554,899
5.63%, 04/01/53	760	784,481
6.05%, 03/15/37	490	526,962
Series K, 4.55%, 03/15/46	650	570,297
Series L, 3.75%, 07/01/47	532	412,546
Indianapolis Power & Light Co.
4.05%, 05/01/46(b)	675	551,032
4.70%, 09/01/45(a)(b)	390	337,582
5.65%, 12/01/32(a)(b)	540	561,415
5.70%, 04/01/54(a)(b)	1,010	1,044,404
Infraestructura Energetica Nova SAPI de CV
3.75%, 01/14/28(b)	140	134,131
4.75%, 01/15/51(b)	795	600,944
4.88%, 01/14/48(a)(b)	567	448,406
Interchile SA, 4.50%, 06/30/56(a)(b)	1,325	1,125,474
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	184	163,686
International Transmission Co., 4.63%, 08/15/43	45	40,181
Interstate Power & Light Co.
2.30%, 06/01/30	729	643,645
3.10%, 11/30/51(a)	165	110,033
3.50%, 09/30/49	765	557,484
3.60%, 04/01/29	429	413,376
3.70%, 09/15/46	445	341,074
4.10%, 09/26/28	960	946,179
4.70%, 10/15/43(a)	372	328,732
5.70%, 10/15/33	550	576,082
6.25%, 07/15/39	551	597,097
IPALCO Enterprises Inc.
4.25%, 05/01/30	975	934,033
5.75%, 04/01/34	315	324,181
Israel Electric Corp. Ltd.
4.25%, 08/14/28(b)	1,470	1,394,517
7.75%, 12/15/27(b)	100	106,132
ITC Holdings Corp.
2.95%, 05/14/30(b)	1,067	972,157
3.25%, 06/30/26(a)	1,005	979,346
3.35%, 11/15/27	1,002	966,246
4.95%, 09/22/27(a)(b)	1,690	1,706,107
5.30%, 07/01/43	770	738,617
5.40%, 06/01/33(b)	510	520,701
5.65%, 05/09/34(a)(b)	500	517,656
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	535	461,900
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.30%, 01/15/26(a)(b)	$1,095	$1,086,538
6.15%, 06/01/37(a)	218	236,464
Kallpa Generacion SA, 4.13%, 08/16/27(b)	660	640,217
Kentucky Power Co., 7.00%, 11/15/33(a)(b)	500	546,523
Kentucky Utilities Co.
3.30%, 10/01/25	540	532,657
3.30%, 06/01/50	880	626,850
4.38%, 10/01/45	747	646,580
5.13%, 11/01/40(a)	1,100	1,087,338
5.45%, 04/15/33	535	557,723
Series 1, 4.65%, 11/15/43(a)	329	295,053
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(b)	520	492,666
Liberty Utilities Co.
5.58%, 01/31/29(b)	85	87,282
5.87%, 01/31/34(a)(b)	585	601,698
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	1,313	1,123,590
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	484	498,283
Louisville Gas & Electric Co.
4.25%, 04/01/49	592	493,746
4.38%, 10/01/45	563	485,070
4.65%, 11/15/43(a)	435	388,730
5.13%, 11/15/40(a)	385	377,008
5.45%, 04/15/33	435	453,374
Series 25, 3.30%, 10/01/25	161	158,735
Majapahit Holding BV, 7.88%, 06/29/37(b)	145	174,728
Massachusetts Electric Co.
1.73%, 11/24/30(a)(b)	694	574,791
4.00%, 08/15/46(a)(b)	550	439,827
5.87%, 02/26/54(a)(b)	735	764,519
5.90%, 11/15/39(a)(b)	770	797,472
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	178	177,091
MidAmerican Energy Co.
2.70%, 08/01/52	830	529,825
3.10%, 05/01/27	673	653,901
3.15%, 04/15/50	1,085	765,384
3.65%, 04/15/29	1,240	1,205,588
3.65%, 08/01/48	792	619,051
3.95%, 08/01/47	995	814,413
4.25%, 05/01/46	536	461,832
4.25%, 07/15/49	1,282	1,103,882
4.40%, 10/15/44	453	403,712
4.80%, 09/15/43	583	550,366
5.30%, 02/01/55	570	567,793
5.35%, 01/15/34(a)	565	591,725
5.75%, 11/01/35	310	331,058
5.80%, 10/15/36	660	712,550
5.85%, 09/15/54(a)	1,080	1,162,129
6.75%, 12/30/31	785	906,145
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	303	298,888
Minejesa Capital BV
4.63%, 08/10/30(b)	829	807,467
5.63%, 08/10/37(a)(b)	585	555,507
Mississippi Power Co.
3.95%, 03/30/28	789	774,583
Series 12-A, 4.25%, 03/15/42(a)	873	754,984
Series B, 3.10%, 07/30/51	451	301,971
Security	Par (000)	Value
Electric (continued)
Monongahela Power Co.
3.55%, 05/15/27(b)	$590	$575,575
5.40%, 12/15/43(b)	1,140	1,105,507
5.85%, 02/15/34(a)(b)	600	633,259
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	982	927,335
3.92%, 08/01/28(b)	420	411,559
4.17%, 12/10/42(b)	410	339,715
5.35%, 05/01/34(a)(b)	735	752,747
5.64%, 03/15/40(a)(b)	351	354,721
National Grid PLC
5.42%, 01/11/34(a)	965	985,891
5.60%, 06/12/28	430	444,755
5.81%, 06/12/33	900	942,782
National Grid USA
5.80%, 04/01/35	425	439,103
8.00%, 11/15/30	230	265,490
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	1,200	1,128,022
1.35%, 03/15/31	529	432,954
1.65%, 06/15/31	658	542,780
2.40%, 03/15/30	590	528,368
2.75%, 04/15/32	445	392,435
3.05%, 04/25/27	770	745,706
3.25%, 11/01/25	388	381,567
3.40%, 02/07/28	841	816,299
3.70%, 03/15/29	637	617,849
3.90%, 11/01/28	789	772,523
4.02%, 11/01/32	326	310,153
4.15%, 12/15/32	592	567,984
4.30%, 03/15/49	598	513,569
4.40%, 11/01/48	625	541,532
4.45%, 03/13/26	345	344,880
4.80%, 02/05/27	585	592,126
4.80%, 03/15/28(a)	1,025	1,038,619
4.85%, 02/07/29(a)	615	626,301
5.00%, 02/07/31	480	494,952
5.00%, 08/15/34	300	301,606
5.05%, 09/15/28	760	777,362
5.10%, 05/06/27	540	550,215
5.15%, 06/15/29	450	464,261
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(d)	553	548,517
5.45%, 10/30/25	380	383,445
5.60%, 11/13/26(a)	620	634,513
5.80%, 01/15/33	895	955,956
7.13%, 09/15/53, (5-year CMT + 3.533%)(d)	120	124,624
Series C, 8.00%, 03/01/32	600	715,222
Nevada Power Co.
5.38%, 09/15/40	352	350,203
5.45%, 05/15/41	230	232,441
5.90%, 05/01/53	370	392,034
6.00%, 03/15/54	710	758,226
Series CC, 3.70%, 05/01/29	929	900,600
Series DD, 2.40%, 05/01/30	576	513,220
Series EE, 3.13%, 08/01/50	440	296,079
Series N, 6.65%, 04/01/36	565	631,515
Series R, 6.75%, 07/01/37	235	269,793
New England Power Co.
2.81%, 10/06/50(b)	565	359,788

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 12/05/47(a)(b)	$635	$492,152
5.94%, 11/25/52(a)(b)	445	469,621
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	1,070	889,232
3.25%, 12/01/26(b)	322	310,960
3.30%, 09/15/49(a)(b)	601	413,654
5.30%, 08/15/34(b)	500	504,824
5.65%, 08/15/28(a)(b)	500	517,895
5.85%, 08/15/33(a)(b)	250	262,200
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	1,540	1,451,088
1.90%, 06/15/28	1,902	1,733,192
2.25%, 06/01/30	2,362	2,085,485
2.44%, 01/15/32(a)	1,414	1,205,302
2.75%, 11/01/29	1,605	1,480,032
3.00%, 01/15/52(a)	930	614,580
3.50%, 04/01/29	930	889,324
3.55%, 05/01/27	1,960	1,914,413
3.80%, 03/15/82, (5-year CMT + 2.547%)(d)	477	442,123
4.63%, 07/15/27	1,615	1,625,908
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(d)	536	496,904
4.90%, 02/28/28	1,960	1,985,185
4.90%, 03/15/29(a)	1,210	1,229,236
4.95%, 01/29/26	1,225	1,230,245
5.00%, 02/28/30(a)	975	999,486
5.00%, 07/15/32(a)	1,425	1,443,201
5.05%, 02/28/33	1,595	1,608,370
5.25%, 03/15/34	1,470	1,494,662
5.25%, 02/28/53	1,512	1,474,139
5.55%, 03/15/54	1,270	1,279,971
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(d)	766	743,338
6.70%, 09/01/54, (5-year CMT + 2.364%)(d)	80	81,385
6.75%, 06/15/54, (5-year CMT + 2.457%)(d)	100	104,560
Niagara Mohawk Power Corp.
1.96%, 06/27/30(b)	946	821,649
2.76%, 01/10/32(b)	675	578,432
3.03%, 06/27/50(b)	480	315,633
4.12%, 11/28/42(a)(b)	455	378,247
4.28%, 12/15/28(b)	598	586,669
4.28%, 10/01/34(b)	616	565,582
5.29%, 01/17/34(b)	1,030	1,036,340
5.66%, 01/17/54(a)(b)	1,075	1,082,458
5.78%, 09/16/52(a)(b)	845	865,132
Northern States Power Co./MN
2.25%, 04/01/31	410	357,224
2.60%, 06/01/51	627	395,116
2.90%, 03/01/50	861	580,935
3.20%, 04/01/52	422	298,880
3.40%, 08/15/42	441	349,079
3.60%, 05/15/46	414	322,613
3.60%, 09/15/47(a)	901	696,306
4.00%, 08/15/45	516	427,512
4.13%, 05/15/44	432	368,171
4.50%, 06/01/52	715	631,684
4.85%, 08/15/40(a)	396	374,136
5.10%, 05/15/53(a)	685	663,503
5.25%, 07/15/35(a)	280	285,625
5.35%, 11/01/39	530	543,998
5.40%, 03/15/54	595	606,090
Security	Par (000)	Value
Electric (continued)
6.20%, 07/01/37	$539	$601,930
6.25%, 06/01/36(a)	515	573,250
Northern States Power Co./WI, 5.65%, 06/15/54	395	412,950
NorthWestern Corp., 4.18%, 11/15/44(a)	400	337,135
NRG Energy Inc.
2.00%, 12/02/25(a)(b)	841	806,930
2.45%, 12/02/27(b)	1,348	1,251,056
4.45%, 06/15/29(b)	848	822,134
7.00%, 03/15/33(b)	1,180	1,297,958
NSTAR Electric Co.
1.95%, 08/15/31	382	321,258
2.70%, 06/01/26(a)	300	290,467
3.10%, 06/01/51	715	495,430
3.20%, 05/15/27	964	934,926
3.25%, 11/15/25(a)	327	320,890
3.25%, 05/15/29	850	808,098
3.95%, 04/01/30	695	679,275
4.40%, 03/01/44	315	278,574
4.55%, 06/01/52	684	610,591
4.95%, 09/15/52	235	223,585
5.40%, 06/01/34	555	579,422
5.50%, 03/15/40	515	529,430
OGE Energy Corp., 5.45%, 05/15/29(a)	815	843,396
Oglethorpe Power Corp.
3.75%, 08/01/50	825	617,640
4.20%, 12/01/42	715	575,554
4.25%, 04/01/46(a)	388	310,651
4.50%, 04/01/47	560	476,625
4.55%, 06/01/44	80	68,271
5.05%, 10/01/48	829	761,757
5.25%, 09/01/50	490	461,751
5.38%, 11/01/40	555	539,236
5.80%, 06/01/54(a)(b)	530	540,443
5.95%, 11/01/39	591	611,937
6.19%, 01/01/31(b)	179	186,031
6.20%, 12/01/53(a)	595	634,801
Ohio Edison Co.
5.50%, 01/15/33(b)	50	51,240
6.88%, 07/15/36(a)	580	672,269
8.25%, 10/15/38	370	475,654
Ohio Power Co.
4.00%, 06/01/49	545	429,798
4.15%, 04/01/48	665	540,864
5.00%, 06/01/33	605	604,720
5.65%, 06/01/34	390	405,389
Series D, 6.60%, 03/01/33(a)	450	493,655
Series F, 5.85%, 10/01/35	405	423,696
Series G, 6.60%, 02/15/33	430	469,675
Series P, 2.60%, 04/01/30	485	435,233
Series Q, 1.63%, 01/15/31	442	364,931
Series R, 2.90%, 10/01/51	795	504,788
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	786	736,682
3.30%, 03/15/30	454	425,051
3.80%, 08/15/28	626	610,898
3.85%, 08/15/47	655	519,558
3.90%, 05/01/43(a)	215	173,545
4.00%, 12/15/44	260	213,915
4.15%, 04/01/47	635	526,202
4.55%, 03/15/44(a)	300	264,584
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.25%, 05/15/41(a)	$115	$113,301
5.40%, 01/15/33	410	427,111
5.60%, 04/01/53	975	989,376
5.85%, 06/01/40(a)	170	177,566
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	744	712,315
2.70%, 11/15/51	750	469,908
2.75%, 05/15/30	780	713,075
3.10%, 09/15/49	1,134	783,581
3.70%, 11/15/28(a)	790	769,839
3.70%, 05/15/50	767	590,746
3.75%, 04/01/45	985	787,246
3.80%, 09/30/47(a)	640	514,912
3.80%, 06/01/49	820	651,543
4.10%, 11/15/48	838	694,666
4.15%, 06/01/32	440	424,815
4.30%, 05/15/28	125	124,656
4.55%, 09/15/32	815	806,361
4.55%, 12/01/41	600	548,779
4.60%, 06/01/52	740	656,418
4.95%, 09/15/52	615	583,191
5.25%, 09/30/40	315	314,482
5.30%, 06/01/42	630	630,910
5.35%, 10/01/52	607	601,263
5.55%, 06/15/54(b)	1,060	1,087,885
5.65%, 11/15/33	820	871,256
7.00%, 05/01/32	600	683,833
7.25%, 01/15/33	750	880,978
7.50%, 09/01/38(a)	500	620,792
Pacific Gas and Electric Co.
2.10%, 08/01/27	1,205	1,119,971
2.50%, 02/01/31	2,687	2,306,405
2.95%, 03/01/26	1,117	1,083,691
3.00%, 06/15/28	1,060	994,737
3.15%, 01/01/26	1,345	1,313,138
3.25%, 06/01/31	1,145	1,023,943
3.30%, 03/15/27	860	830,300
3.30%, 12/01/27	2,055	1,960,881
3.30%, 08/01/40	1,636	1,221,244
3.50%, 08/01/50	2,702	1,865,243
3.75%, 07/01/28	1,678	1,615,414
3.75%, 08/15/42	679	517,464
3.95%, 12/01/47(a)	1,336	1,005,979
4.00%, 12/01/46	1,013	765,536
4.20%, 03/01/29	945	919,412
4.20%, 06/01/41	710	576,815
4.25%, 03/15/46	810	637,569
4.30%, 03/15/45	919	734,225
4.40%, 03/01/32	1,020	968,467
4.45%, 04/15/42	706	586,937
4.50%, 07/01/40	2,553	2,210,862
4.50%, 12/15/41	403	335,402
4.55%, 07/01/30	4,382	4,285,295
4.60%, 06/15/43	650	551,436
4.65%, 08/01/28(a)	575	570,972
4.75%, 02/15/44	1,007	864,900
4.95%, 07/01/50	4,351	3,791,170
5.25%, 03/01/52	905	814,557
5.45%, 06/15/27	1,080	1,096,466
5.55%, 05/15/29	960	987,940
5.80%, 05/15/34	1,015	1,044,634
Security	Par (000)	Value
Electric (continued)
5.90%, 06/15/32	$1,061	$1,099,608
6.10%, 01/15/29	795	831,294
6.15%, 01/15/33	1,115	1,173,865
6.40%, 06/15/33	1,200	1,282,254
6.70%, 04/01/53	835	913,534
6.75%, 01/15/53	1,505	1,645,874
6.95%, 03/15/34	1,205	1,344,670
PacifiCorp
2.70%, 09/15/30	882	791,675
2.90%, 06/15/52	1,925	1,206,066
3.30%, 03/15/51	852	582,159
3.50%, 06/15/29	500	477,443
4.10%, 02/01/42	680	556,598
4.13%, 01/15/49	897	723,304
4.15%, 02/15/50	892	713,118
5.10%, 02/15/29(a)	850	871,046
5.25%, 06/15/35	320	323,583
5.30%, 02/15/31(a)	965	989,684
5.35%, 12/01/53	1,450	1,391,667
5.45%, 02/15/34	2,075	2,120,157
5.50%, 05/15/54	1,410	1,390,843
5.75%, 04/01/37	1,022	1,059,688
5.80%, 01/15/55	1,775	1,805,420
6.00%, 01/15/39	916	968,858
6.10%, 08/01/36	539	577,602
6.25%, 10/15/37(a)	936	1,011,220
6.35%, 07/15/38	424	461,230
7.70%, 11/15/31(a)	242	283,931
Palomino Funding Trust I, 7.23%, 05/17/28(b)	800	854,412
PECO Energy Co.
2.80%, 06/15/50	543	354,036
2.85%, 09/15/51	605	394,521
3.00%, 09/15/49	644	441,342
3.05%, 03/15/51	475	323,951
3.15%, 10/15/25	332	326,971
3.70%, 09/15/47	535	423,937
3.90%, 03/01/48	785	639,970
4.15%, 10/01/44(a)	480	413,930
4.38%, 08/15/52	495	429,133
4.60%, 05/15/52	510	454,858
4.80%, 10/15/43	615	577,760
4.90%, 06/15/33	465	471,163
5.95%, 10/01/36(a)	260	282,638
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	236	237,968
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	912	822,024
3.38%, 02/05/30(b)	260	240,250
3.88%, 07/17/29(a)(b)	840	801,591
4.00%, 06/30/50(b)	1,395	1,052,281
4.13%, 05/15/27(b)	2,887	2,841,325
4.38%, 02/05/50(b)	795	642,731
4.88%, 07/17/49(b)	1,158	994,487
5.25%, 10/24/42(a)(b)	1,723	1,619,327
5.25%, 05/15/47(b)	630	579,106
5.38%, 01/25/29(b)	800	816,230
5.45%, 05/21/28(b)	1,700	1,735,895
6.15%, 05/21/48(b)	1,545	1,581,510
6.25%, 01/25/49(b)	844	875,339

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Potomac Electric Power Co.
4.15%, 03/15/43	$883	$763,207
5.20%, 03/15/34	425	438,425
5.50%, 03/15/54	425	434,789
6.50%, 11/15/37	473	541,170
7.90%, 12/15/38(a)	335	434,280
PPL Capital Funding Inc.
3.10%, 05/15/26	1,023	995,778
4.13%, 04/15/30	319	310,054
5.25%, 09/01/34	140	141,711
PPL Electric Utilities Corp.
3.00%, 10/01/49(a)	574	402,190
3.95%, 06/01/47	587	487,288
4.13%, 06/15/44(a)	655	564,764
4.15%, 10/01/45	431	371,184
4.15%, 06/15/48	709	605,366
4.75%, 07/15/43	170	159,252
4.85%, 02/15/34(a)	750	757,173
5.00%, 05/15/33	825	837,104
5.20%, 07/15/41	40	39,785
5.25%, 05/15/53	935	938,292
6.25%, 05/15/39	365	411,216
Progress Energy Inc.
6.00%, 12/01/39(a)	899	948,506
7.00%, 10/30/31	705	794,584
7.75%, 03/01/31	1,024	1,184,936
Public Service Co. of Colorado
1.88%, 06/15/31	755	631,241
3.55%, 06/15/46	410	301,735
3.60%, 09/15/42(a)	698	549,888
3.70%, 06/15/28	208	202,953
3.80%, 06/15/47	568	440,534
3.95%, 03/15/43	360	289,527
4.05%, 09/15/49	575	458,136
4.10%, 06/01/32(a)	445	427,823
4.10%, 06/15/48	750	604,394
4.30%, 03/15/44	561	479,295
4.50%, 06/01/52	725	621,298
4.75%, 08/15/41	185	172,303
5.25%, 04/01/53	1,120	1,083,125
5.35%, 05/15/34	810	837,500
5.75%, 05/15/54	665	693,074
6.50%, 08/01/38	120	135,380
Series 17, 6.25%, 09/01/37	611	670,943
Series 34, 3.20%, 03/01/50	837	582,957
Series 35, 1.90%, 01/15/31	987	835,296
Series 36, 2.70%, 01/15/51	700	440,074
Public Service Co. of New Hampshire
3.60%, 07/01/49	670	517,937
5.15%, 01/15/53	495	485,819
5.35%, 10/01/33	1,255	1,309,543
Series V, 2.20%, 06/15/31	548	470,351
Public Service Co. of Oklahoma
5.25%, 01/15/33	765	774,196
Series G, 6.63%, 11/15/37	415	455,575
Series J, 2.20%, 08/15/31	665	561,584
Series K, 3.15%, 08/15/51(a)	405	274,619
Public Service Electric & Gas Co.
0.95%, 03/15/26	961	910,495
1.90%, 08/15/31	660	554,387
2.05%, 08/01/50	631	360,298
Security	Par (000)	Value
Electric (continued)
2.25%, 09/15/26(a)	$690	$661,167
2.45%, 01/15/30	815	736,282
2.70%, 05/01/50	570	374,129
3.00%, 05/15/27	750	724,945
3.00%, 03/01/51	614	423,256
3.10%, 03/15/32(a)	915	829,450
3.15%, 01/01/50	410	294,262
3.20%, 05/15/29(a)	465	442,320
3.20%, 08/01/49(a)	551	400,950
3.60%, 12/01/47	614	480,242
3.65%, 09/01/28	672	654,601
3.65%, 09/01/42	570	467,529
3.70%, 05/01/28	211	206,295
3.80%, 01/01/43	525	436,612
3.80%, 03/01/46	830	675,743
3.85%, 05/01/49	564	459,372
3.95%, 05/01/42	580	494,005
4.05%, 05/01/48	645	543,754
4.15%, 11/01/45	425	357,040
4.65%, 03/15/33(a)	960	959,152
4.85%, 08/01/34	525	529,523
4.90%, 12/15/32	656	668,375
5.13%, 03/15/53	535	528,656
5.20%, 08/01/33	245	253,383
5.20%, 03/01/34(a)	630	651,405
5.30%, 08/01/54(a)	525	535,112
5.38%, 11/01/39	360	367,613
5.45%, 08/01/53	380	392,586
5.45%, 03/01/54	625	649,846
5.50%, 03/01/40	395	408,873
5.70%, 12/01/36(a)	25	26,568
5.80%, 05/01/37	360	389,706
Series I, 4.00%, 06/01/44	395	327,402
Series K, 4.05%, 05/01/45	260	215,775
Public Service Enterprise Group Inc.
1.60%, 08/15/30	707	595,736
2.45%, 11/15/31	940	806,753
5.20%, 04/01/29	665	682,522
5.45%, 04/01/34	650	668,245
5.85%, 11/15/27	980	1,018,404
5.88%, 10/15/28	940	983,413
6.13%, 10/15/33	625	672,403
Puget Energy Inc.
2.38%, 06/15/28	1,075	982,284
4.10%, 06/15/30(a)	740	705,196
4.22%, 03/15/32	640	590,161
Puget Sound Energy Inc.
2.89%, 09/15/51	345	224,150
3.25%, 09/15/49	865	595,943
4.22%, 06/15/48	620	514,887
4.30%, 05/20/45	802	684,115
4.43%, 11/15/41(a)	459	403,159
5.33%, 06/15/34	410	423,136
5.45%, 06/01/53	400	403,933
5.48%, 06/01/35(a)	335	340,997
5.64%, 04/15/41	205	210,148
5.69%, 06/15/54	450	468,284
5.76%, 10/01/39	590	628,239
5.76%, 07/15/40(a)	370	376,185
5.80%, 03/15/40	525	541,630
6.27%, 03/15/37	320	351,556
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
6.72%, 06/15/36(a)	$230	$258,148
7.02%, 12/01/27	380	404,142
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	689	662,607
Ruwais Power Co. PJSC, 6.00%, 08/31/36(b)	225	232,389
RWE Finance U.S. LLC
5.88%, 04/16/34(b)	925	954,927
6.25%, 04/16/54(a)(b)	725	746,690
San Diego Gas & Electric Co.
2.50%, 05/15/26	1,135	1,103,051
3.70%, 03/15/52(a)	275	209,851
3.95%, 11/15/41	382	317,122
4.15%, 05/15/48	604	506,017
4.30%, 04/01/42	321	284,484
4.50%, 08/15/40	774	722,763
4.95%, 08/15/28	1,360	1,387,375
5.35%, 05/15/35	395	406,570
5.35%, 05/15/40(a)	300	300,691
5.35%, 04/01/53	1,070	1,068,619
5.55%, 04/15/54	915	940,122
6.00%, 06/01/26(a)	392	402,655
6.00%, 06/01/39	555	612,957
Series FFF, 6.13%, 09/15/37	10	10,617
Series RRR, 3.75%, 06/01/47	597	469,967
Series TTT, 4.10%, 06/15/49	670	549,548
Series UUU, 3.32%, 04/15/50	632	455,664
Series VVV, 1.70%, 10/01/30(a)	1,158	988,762
Series WWW, 2.95%, 08/15/51	1,140	780,123
Series XXX, 3.00%, 03/15/32	860	769,572
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(b)	855	836,870
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	1,106	1,121,909
Sempra
3.25%, 06/15/27(a)	1,079	1,043,430
3.40%, 02/01/28	647	623,345
3.70%, 04/01/29	1,033	994,448
3.80%, 02/01/38	1,208	1,028,879
4.00%, 02/01/48	1,145	908,286
4.13%, 04/01/52, (5-year CMT + 2.868%)(d)	1,305	1,214,019
5.40%, 08/01/26	625	634,205
5.50%, 08/01/33	900	929,132
6.00%, 10/15/39	1,139	1,194,858
6.88%, 10/01/54, (5-year CMT + 2.789%)(d)	185	186,863
Sierra Pacific Power Co.
2.60%, 05/01/26	947	916,753
5.90%, 03/15/54	580	615,021
Series P, 6.75%, 07/01/37	185	207,268
Solar Star Funding LLC, 5.38%, 06/30/35(b)	136	136,125
Southern California Edison Co.
2.25%, 06/01/30	743	655,946
2.75%, 02/01/32	782	684,144
2.85%, 08/01/29(a)	771	712,779
3.45%, 02/01/52	1,005	724,712
3.65%, 02/01/50	1,662	1,256,457
3.90%, 12/01/41(a)	455	370,579
4.00%, 04/01/47	2,613	2,115,449
4.05%, 03/15/42	595	498,324
4.50%, 09/01/40	837	754,136
4.65%, 10/01/43	1,076	974,922
4.88%, 02/01/27	870	878,125
Security	Par (000)	Value
Electric (continued)
4.90%, 06/01/26	$680	$683,213
5.15%, 06/01/29	715	734,976
5.20%, 06/01/34(a)	1,020	1,036,365
5.30%, 03/01/28	880	902,498
5.35%, 03/01/26	625	632,456
5.45%, 06/01/31	580	603,651
5.50%, 03/15/40	549	559,404
5.63%, 02/01/36	363	378,926
5.65%, 10/01/28	370	385,760
5.70%, 03/01/53	90	92,174
5.75%, 04/15/54(a)	625	649,236
5.85%, 11/01/27	1,350	1,404,743
5.88%, 12/01/53	830	870,367
5.95%, 11/01/32	1,375	1,472,958
6.00%, 01/15/34(a)	782	843,453
6.05%, 03/15/39	755	810,946
6.65%, 04/01/29	625	673,754
Series 04-G, 5.75%, 04/01/35	430	454,280
Series 05-B, 5.55%, 01/15/36(a)	305	316,049
Series 05-E, 5.35%, 07/15/35	617	634,494
Series 06-E, 5.55%, 01/15/37(a)	630	659,683
Series 08-A, 5.95%, 02/01/38	920	981,130
Series 13-A, 3.90%, 03/15/43	780	637,665
Series 2020-C, 1.20%, 02/01/26	736	700,328
Series 20A, 2.95%, 02/01/51	905	599,935
Series A, 4.20%, 03/01/29	1,038	1,024,260
Series B, 3.65%, 03/01/28	625	608,894
Series B, 4.88%, 03/01/49	847	780,349
Series C, 3.60%, 02/01/45	804	618,277
Series C, 4.13%, 03/01/48	1,920	1,585,664
Series D, 4.70%, 06/01/27	1,100	1,111,155
Series E, 5.45%, 06/01/52	651	646,658
Series G, 2.50%, 06/01/31	376	329,471
Series H, 3.65%, 06/01/51	680	507,473
Southern Co. (The)
3.25%, 07/01/26	2,372	2,315,223
4.25%, 07/01/36(a)	449	413,715
4.40%, 07/01/46	2,765	2,409,816
4.85%, 06/15/28	1,230	1,248,100
5.11%, 08/01/27	1,050	1,066,863
5.15%, 10/06/25	751	753,349
5.20%, 06/15/33	1,405	1,436,557
5.50%, 03/15/29(a)	1,315	1,368,861
5.70%, 10/15/32(a)	875	924,536
5.70%, 03/15/34	1,440	1,519,297
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(d)	1,160	1,105,524
Series 21-B, 1.75%, 03/15/28	682	619,770
Series A, 3.70%, 04/30/30	1,190	1,136,726
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(d)	1,535	1,500,962
Southern Power Co.
0.90%, 01/15/26	832	791,022
4.15%, 12/01/25	759	753,231
5.15%, 09/15/41	583	566,223
5.25%, 07/15/43	421	408,566
Series F, 4.95%, 12/15/46(a)	573	521,388
Southwestern Electric Power Co.
3.25%, 11/01/51	935	621,833
5.30%, 04/01/33(a)	720	730,742
6.20%, 03/15/40	490	524,978

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series J, 3.90%, 04/01/45	$654	$509,265
Series K, 2.75%, 10/01/26	876	843,285
Series L, 3.85%, 02/01/48	664	501,547
Series M, 4.10%, 09/15/28	1,128	1,106,798
Series N, 1.65%, 03/15/26	710	679,334
Southwestern Public Service Co.
3.40%, 08/15/46(a)	550	391,700
3.70%, 08/15/47	682	513,072
3.75%, 06/15/49	537	407,473
4.50%, 08/15/41	490	432,717
6.00%, 10/01/36	411	431,478
6.00%, 06/01/54	765	813,843
Series 6, 4.40%, 11/15/48	458	380,340
Series 8, 3.15%, 05/01/50(a)	870	587,462
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(a)(b)	956	923,807
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	395	381,100
3.25%, 11/24/25(a)(b)	921	907,769
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)(b)	810	765,629
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	930	944,882
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(b)	85	82,849
3.50%, 05/04/27(a)(b)	3,970	3,894,554
4.00%, 05/04/47(a)(b)	682	612,622
4.25%, 05/02/28(a)(b)	905	909,375
System Energy Resources Inc., 6.00%, 04/15/28	330	344,767
Tampa Electric Co.
2.40%, 03/15/31(a)	686	595,376
3.45%, 03/15/51	684	497,926
3.63%, 06/15/50	630	475,330
4.10%, 06/15/42	435	372,662
4.20%, 05/15/45	435	355,606
4.30%, 06/15/48	277	235,309
4.35%, 05/15/44	437	377,387
4.45%, 06/15/49	568	499,363
4.90%, 03/01/29	630	642,022
5.00%, 07/15/52(a)	431	407,894
6.15%, 05/15/37	225	243,764
6.55%, 05/15/36	585	648,595
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(b)	700	676,428
3.15%, 06/02/26(b)	900	882,721
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	841	794,194
Toledo Edison Co. (The), 6.15%, 05/15/37(a)	327	358,864
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44	400	321,808
6.00%, 06/15/40(b)	747	727,806
Tucson Electric Power Co.
1.50%, 08/01/30	862	726,791
3.25%, 05/15/32	470	422,573
3.25%, 05/01/51	441	304,620
4.00%, 06/15/50	682	538,780
4.85%, 12/01/48(a)	441	400,845
5.20%, 09/15/34(a)	375	376,477
5.50%, 04/15/53	555	552,886
Security	Par (000)	Value
Electric (continued)
Union Electric Co.
2.15%, 03/15/32(a)	$825	$693,460
2.63%, 03/15/51	790	492,459
2.95%, 06/15/27	576	556,025
2.95%, 03/15/30	305	281,943
3.25%, 10/01/49(a)	680	483,744
3.50%, 03/15/29	656	634,231
3.65%, 04/15/45	522	407,480
3.90%, 09/15/42(a)	475	398,861
3.90%, 04/01/52	810	649,651
4.00%, 04/01/48	687	565,760
5.20%, 04/01/34	705	722,761
5.25%, 01/15/54(a)	580	570,165
5.30%, 08/01/37(a)	405	418,617
5.45%, 03/15/53	750	756,027
8.45%, 03/15/39	495	653,907
Virginia Electric & Power Co.
2.30%, 11/15/31	765	653,534
2.40%, 03/30/32(a)	640	547,802
2.45%, 12/15/50	1,384	826,598
2.95%, 11/15/51(a)	1,450	957,430
3.30%, 12/01/49(a)	697	494,755
4.00%, 01/15/43	840	704,982
4.45%, 02/15/44	695	617,956
4.60%, 12/01/48	960	849,780
5.00%, 04/01/33	1,085	1,093,047
5.00%, 01/15/34	735	740,175
5.05%, 08/15/34	205	206,345
5.30%, 08/15/33	1,260	1,294,423
5.35%, 01/15/54	595	590,747
5.45%, 04/01/53	1,195	1,194,469
5.55%, 08/15/54	315	320,060
5.70%, 08/15/53(a)	780	807,596
6.35%, 11/30/37	722	795,559
8.88%, 11/15/38	943	1,288,548
Series A, 2.88%, 07/15/29	1,080	1,006,760
Series A, 3.15%, 01/15/26	1,167	1,144,238
Series A, 3.50%, 03/15/27	975	955,044
Series A, 3.80%, 04/01/28	1,228	1,203,127
Series A, 6.00%, 05/15/37	970	1,047,548
Series B, 2.95%, 11/15/26	567	550,594
Series B, 3.75%, 05/15/27	493	484,962
Series B, 3.80%, 09/15/47	802	624,499
Series B, 4.20%, 05/15/45	520	439,821
Series B, 6.00%, 01/15/36	724	781,087
Series C, 4.00%, 11/15/46	823	670,521
Series C, 4.63%, 05/15/52	845	747,110
Series D, 4.65%, 08/15/43	950	865,090
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	1,336	1,300,100
4.30%, 07/15/29(b)	1,354	1,314,299
6.00%, 04/15/34(a)(b)	345	360,544
6.95%, 10/15/33(b)	1,190	1,321,951
WEC Energy Group Inc.
1.38%, 10/15/27	894	814,481
1.80%, 10/15/30	643	548,075
2.20%, 12/15/28(a)	695	634,115
4.75%, 01/09/26(a)	1,270	1,270,504
4.75%, 01/15/28(a)	870	877,788
5.00%, 09/27/25	720	721,754
5.15%, 10/01/27	995	1,015,020
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.60%, 09/12/26	$580	$591,629
Wisconsin Electric Power Co.
1.70%, 06/15/28	345	313,946
3.65%, 12/15/42	220	174,059
4.25%, 06/01/44	455	387,510
4.30%, 12/15/45	155	132,777
4.30%, 10/15/48(a)	505	435,823
4.75%, 09/30/32(a)	795	807,558
5.00%, 05/15/29	405	416,101
5.63%, 05/15/33	242	260,909
5.70%, 12/01/36	120	130,689
Wisconsin Power and Light Co.
1.95%, 09/16/31	395	329,026
3.00%, 07/01/29(a)	502	472,276
3.05%, 10/15/27	650	624,287
3.65%, 04/01/50	415	312,003
3.95%, 09/01/32	865	815,434
4.10%, 10/15/44	185	151,509
4.95%, 04/01/33	655	657,658
5.38%, 03/30/34	485	500,126
6.38%, 08/15/37(a)	435	477,880
7.60%, 10/01/38(a)	375	457,570
Wisconsin Public Service Corp.
2.85%, 12/01/51	775	502,629
3.30%, 09/01/49(a)	545	395,824
3.67%, 12/01/42	617	503,178
4.75%, 11/01/44(a)	599	560,488
5.35%, 11/10/25	478	481,377
Xcel Energy Inc.
1.75%, 03/15/27	890	830,168
2.35%, 11/15/31	415	350,784
2.60%, 12/01/29(a)	520	470,128
3.35%, 12/01/26	822	799,594
3.40%, 06/01/30	1,175	1,097,844
3.50%, 12/01/49	590	422,105
4.00%, 06/15/28	794	777,576
4.60%, 06/01/32	885	862,523
4.80%, 09/15/41	593	534,234
5.45%, 08/15/33	845	863,657
5.50%, 03/15/34	1,945	1,991,651
6.50%, 07/01/36	425	464,428
		1,017,399,017
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	744	638,810
Emerson Electric Co.
0.88%, 10/15/26(a)	1,426	1,329,618
1.80%, 10/15/27	889	826,716
1.95%, 10/15/30	1,140	998,755
2.00%, 12/21/28	1,135	1,036,415
2.20%, 12/21/31(a)	1,085	937,879
2.75%, 10/15/50(a)	856	575,373
2.80%, 12/21/51	1,330	882,599
5.25%, 11/15/39(a)	50	52,272
6.00%, 08/15/32	605	667,618
6.13%, 04/15/39(a)	115	127,969
		8,074,024
Electronics — 0.6%
Allegion PLC, 3.50%, 10/01/29	1,033	980,643
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	1,065	1,034,112
Security	Par (000)	Value
Electronics (continued)
5.41%, 07/01/32	$624	$642,812
5.60%, 05/29/34	580	601,381
Amphenol Corp.
2.20%, 09/15/31	930	791,943
2.80%, 02/15/30	1,732	1,591,270
4.35%, 06/01/29	980	979,685
4.75%, 03/30/26	270	270,666
5.05%, 04/05/27	245	249,602
5.05%, 04/05/29	650	668,076
5.25%, 04/05/34	625	643,088
Arrow Electronics Inc.
2.95%, 02/15/32(a)	981	850,753
3.88%, 01/12/28	990	959,905
5.15%, 08/21/29	560	562,016
5.88%, 04/10/34	615	629,145
Avnet Inc.
3.00%, 05/15/31	565	490,646
4.63%, 04/15/26(a)	882	876,586
5.50%, 06/01/32	540	538,848
6.25%, 03/15/28	905	944,730
Flex Ltd.
3.75%, 02/01/26	963	946,303
4.88%, 06/15/29	1,058	1,053,218
4.88%, 05/12/30	1,084	1,074,924
5.25%, 01/15/32	675	675,184
6.00%, 01/15/28	1,115	1,150,558
Fortive Corp.
3.15%, 06/15/26	1,577	1,534,381
4.30%, 06/15/46	751	645,184
Honeywell International Inc.
1.10%, 03/01/27	1,920	1,782,446
1.75%, 09/01/31(a)	2,385	2,013,234
1.95%, 06/01/30	1,630	1,437,581
2.50%, 11/01/26	2,181	2,105,366
2.70%, 08/15/29(a)	1,535	1,434,711
2.80%, 06/01/50	1,019	703,984
3.81%, 11/21/47(a)	910	746,826
4.25%, 01/15/29(a)	650	654,628
4.50%, 01/15/34	865	858,741
4.65%, 07/30/27	1,025	1,038,593
4.70%, 02/01/30	1,025	1,042,425
4.75%, 02/01/32	1,025	1,041,014
4.88%, 09/01/29	1,080	1,108,451
4.95%, 02/15/28	1,065	1,096,885
4.95%, 09/01/31	945	976,133
5.00%, 02/15/33	1,730	1,780,431
5.00%, 03/01/35	1,920	1,969,723
5.25%, 03/01/54	2,270	2,303,846
5.35%, 03/01/64	860	879,680
5.38%, 03/01/41	627	647,210
5.70%, 03/15/36	685	744,340
5.70%, 03/15/37(a)	805	871,734
Hubbell Inc.
2.30%, 03/15/31	367	316,246
3.15%, 08/15/27	850	817,484
3.35%, 03/01/26	390	382,180
3.50%, 02/15/28	743	718,863
Jabil Inc.
1.70%, 04/15/26	770	731,811
3.00%, 01/15/31(a)	757	666,339
3.60%, 01/15/30(a)	1,212	1,132,256

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.95%, 01/12/28(a)	$1,150	$1,117,375
4.25%, 05/15/27	1,140	1,127,296
5.45%, 02/01/29	680	692,435
Keysight Technologies Inc.
3.00%, 10/30/29	1,210	1,126,627
4.60%, 04/06/27	1,632	1,628,941
TD SYNNEX Corp.
1.75%, 08/09/26	1,205	1,135,088
2.38%, 08/09/28	1,148	1,048,117
2.65%, 08/09/31	694	586,189
6.10%, 04/12/34	365	379,466
Trimble Inc.
4.90%, 06/15/28(a)	1,471	1,479,901
6.10%, 03/15/33	525	561,173
Tyco Electronics Group SA
2.50%, 02/04/32(a)	895	785,366
3.13%, 08/15/27	796	770,204
3.70%, 02/15/26	560	553,709
4.50%, 02/13/26	700	701,171
4.63%, 02/01/30(a)	475	481,257
7.13%, 10/01/37	775	930,742
Vontier Corp.
1.80%, 04/01/26	766	728,493
2.40%, 04/01/28	846	773,794
2.95%, 04/01/31	907	784,480
		70,780,644
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	194	162,574
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	565	445,776
5.13%, 08/11/61(b)	1,417	1,105,553
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(b)	570	605,437
Jacobs Engineering Group Inc.
5.90%, 03/01/33	1,100	1,133,905
6.35%, 08/18/28(a)	1,120	1,184,170
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	585	399,822
MasTec Inc.
4.50%, 08/15/28(a)(b)	835	812,634
5.90%, 06/15/29(a)	380	393,061
Mexico City Airport Trust
3.88%, 04/30/28(b)	754	721,057
4.25%, 10/31/26(b)	1,280	1,251,090
5.50%, 10/31/46(b)	907	776,848
5.50%, 07/31/47(b)	2,786	2,386,144
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)(b)	1,350	1,288,500
Ste Transcore Holdings Inc., 3.75%, 05/05/32(b)	50	47,325
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	1,744	1,712,160
Vinci SA, 3.75%, 04/10/29(a)(b)	1,685	1,629,311
		15,892,793
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	80	82,535
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	30	26,819
Security	Par (000)	Value
Entertainment (continued)
Warnermedia Holdings Inc.
3.76%, 03/15/27	$5,670	$5,432,109
4.05%, 03/15/29	2,215	2,069,408
4.28%, 03/15/32(a)	6,295	5,502,780
5.05%, 03/15/42	6,113	4,898,559
5.14%, 03/15/52	9,295	7,069,763
5.39%, 03/15/62	4,060	3,048,904
6.41%, 03/15/26	900	899,914
		29,030,791
Environmental Control — 0.3%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(a)	165	143,460
Republic Services Inc.
0.88%, 11/15/25	491	469,517
1.45%, 02/15/31	1,170	967,002
1.75%, 02/15/32(a)	944	777,650
2.30%, 03/01/30	1,401	1,255,656
2.38%, 03/15/33(a)	1,140	954,858
2.90%, 07/01/26(a)	724	704,116
3.05%, 03/01/50	898	631,819
3.38%, 11/15/27	1,048	1,018,623
3.95%, 05/15/28	1,323	1,305,975
4.88%, 04/01/29	1,185	1,208,669
5.00%, 11/15/29(a)	565	580,058
5.00%, 12/15/33	920	936,398
5.00%, 04/01/34	855	869,851
5.20%, 11/15/34	580	597,533
5.70%, 05/15/41	290	303,015
6.20%, 03/01/40	427	471,882
Veralto Corp.
5.35%, 09/18/28(b)	1,315	1,355,710
5.45%, 09/18/33(b)	835	862,889
5.50%, 09/18/26(b)	1,125	1,139,560
Waste Connections Inc.
2.20%, 01/15/32	835	708,582
2.60%, 02/01/30	1,022	934,900
2.95%, 01/15/52	1,240	837,560
3.05%, 04/01/50	855	600,435
3.20%, 06/01/32	724	652,914
3.50%, 05/01/29	1,018	982,351
4.20%, 01/15/33	1,332	1,283,054
4.25%, 12/01/28	1,101	1,094,706
5.00%, 03/01/34	810	822,329
Waste Management Inc.
0.75%, 11/15/25	770	735,842
1.15%, 03/15/28(a)	920	827,703
1.50%, 03/15/31	907	755,703
2.00%, 06/01/29(a)	1,170	1,054,894
2.50%, 11/15/50	655	416,597
2.95%, 06/01/41	850	642,181
3.15%, 11/15/27	1,148	1,111,074
3.90%, 03/01/35	708	656,079
4.10%, 03/01/45	440	380,238
4.15%, 04/15/32	1,020	996,402
4.15%, 07/15/49(a)	1,031	897,615
4.63%, 02/15/30	1,040	1,055,653
4.63%, 02/15/33(a)	750	751,262
4.88%, 02/15/29(a)	1,260	1,291,329
4.88%, 02/15/34(a)	1,225	1,243,507
4.95%, 07/03/27(a)	600	611,674
4.95%, 07/03/31(a)	720	739,416
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
7.00%, 07/15/28	$425	$465,832
		39,104,073
Food — 1.9%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	1,095	1,201,105
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	927	740,019
5.38%, 01/09/36(b)	965	979,718
6.05%, 01/15/29(a)(b)	760	798,274
6.40%, 01/15/34(b)	355	390,461
Campbell Soup Co.
2.38%, 04/24/30	1,115	996,985
3.13%, 04/24/50	653	445,621
4.15%, 03/15/28	1,860	1,843,801
4.80%, 03/15/48	1,020	927,492
5.20%, 03/19/27(a)	740	755,462
5.20%, 03/21/29(a)	700	719,433
5.30%, 03/20/26	530	536,210
5.40%, 03/21/34	940	970,809
Cencosud SA
4.38%, 07/17/27(b)	1,095	1,074,252
5.95%, 05/28/31(b)	35	36,185
6.63%, 02/12/45(b)	330	350,615
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(b)	890	797,539
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	1,215	1,060,146
Conagra Brands Inc.
1.38%, 11/01/27	1,675	1,520,189
4.60%, 11/01/25	1,492	1,486,779
4.85%, 11/01/28	1,983	1,998,939
5.30%, 10/01/26	860	871,738
5.30%, 11/01/38	1,699	1,672,743
5.40%, 11/01/48	1,565	1,508,797
7.00%, 10/01/28	905	982,942
7.13%, 10/01/26	585	614,233
8.25%, 09/15/30(a)	542	641,407
Danone SA, 2.95%, 11/02/26(b)	3,205	3,102,585
Flowers Foods Inc.
2.40%, 03/15/31	938	806,933
3.50%, 10/01/26	390	381,102
General Mills Inc.
2.25%, 10/14/31(a)	765	655,661
2.88%, 04/15/30	1,553	1,423,201
3.00%, 02/01/51(a)	1,110	743,484
3.20%, 02/10/27	1,180	1,145,204
4.15%, 02/15/43(a)	50	43,424
4.20%, 04/17/28(a)	2,235	2,221,507
4.55%, 04/17/38	686	640,857
4.70%, 01/30/27	990	995,534
4.70%, 04/17/48(a)	405	370,103
4.95%, 03/29/33(a)	1,335	1,346,385
5.24%, 11/18/25(a)	100	99,973
5.40%, 06/15/40	690	695,867
5.50%, 10/17/28	595	618,513
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	780	635,645
4.70%, 11/10/47(a)(b)	673	599,428
4.88%, 06/27/44(b)	435	407,259
Hershey Co. (The)
1.70%, 06/01/30	720	626,982
2.30%, 08/15/26(a)	1,001	964,582
Security	Par (000)	Value
Food (continued)
2.45%, 11/15/29(a)	$570	$522,659
2.65%, 06/01/50	572	370,689
3.13%, 11/15/49	664	479,252
3.38%, 08/15/46(a)	695	534,254
4.25%, 05/04/28(a)	805	808,054
4.50%, 05/04/33(a)	295	295,989
Hormel Foods Corp.
1.70%, 06/03/28	1,595	1,457,758
1.80%, 06/11/30	1,141	996,260
3.05%, 06/03/51	940	659,124
4.80%, 03/30/27	690	699,332
Ingredion Inc.
2.90%, 06/01/30(a)	910	836,634
3.20%, 10/01/26	933	908,246
3.90%, 06/01/50	494	385,688
6.63%, 04/15/37	384	428,031
J.M. Smucker Co. (The)
2.13%, 03/15/32	495	412,039
2.38%, 03/15/30(a)	1,004	896,650
2.75%, 09/15/41	524	361,069
3.38%, 12/15/27(a)	947	920,236
3.55%, 03/15/50	680	492,925
4.25%, 03/15/35	1,170	1,099,804
4.38%, 03/15/45(a)	780	681,079
5.90%, 11/15/28(a)	1,170	1,235,415
6.20%, 11/15/33(a)	1,260	1,372,552
6.50%, 11/15/43	725	793,961
6.50%, 11/15/53	1,235	1,380,211
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	1,565	1,485,885
3.00%, 02/02/29	865	799,175
3.00%, 05/15/32	1,692	1,446,043
3.63%, 01/15/32	1,020	916,557
3.75%, 12/01/31	730	661,618
4.38%, 02/02/52(a)	1,330	1,044,641
5.13%, 02/01/28	1,400	1,407,060
5.50%, 01/15/30	1,939	1,953,056
5.75%, 04/01/33	1,773	1,814,947
6.50%, 12/01/52	2,235	2,354,442
6.75%, 03/15/34(b)	1,635	1,792,500
7.25%, 11/15/53(b)	1,335	1,532,499
Kellanova
2.10%, 06/01/30(a)	852	754,448
3.25%, 04/01/26	1,160	1,136,859
3.40%, 11/15/27(a)	859	833,541
4.30%, 05/15/28	1,260	1,255,519
4.50%, 04/01/46	1,133	1,003,113
5.25%, 03/01/33	455	469,909
5.75%, 05/16/54	540	573,506
Series B, 7.45%, 04/01/31(a)	1,055	1,211,968
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	515	529,557
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,925	1,874,546
3.75%, 04/01/30(a)	1,155	1,111,031
3.88%, 05/15/27	1,710	1,686,223
4.25%, 03/01/31	800	786,598
4.38%, 06/01/46	3,750	3,203,840
4.63%, 01/30/29(a)	905	914,138
4.63%, 10/01/39	430	399,550

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.88%, 10/01/49	$2,135	$1,949,264
5.00%, 07/15/35	1,015	1,029,460
5.00%, 06/04/42	2,355	2,222,004
5.20%, 07/15/45	2,240	2,149,842
5.50%, 06/01/50	480	478,893
6.50%, 02/09/40	1,040	1,154,064
6.75%, 03/15/32(a)	510	570,764
6.88%, 01/26/39	1,165	1,346,321
7.13%, 08/01/39(b)	1,150	1,352,460
Kroger Co. (The)
1.70%, 01/15/31(a)	590	492,609
2.20%, 05/01/30	1,150	1,009,106
2.65%, 10/15/26	1,097	1,055,717
3.50%, 02/01/26	810	796,638
3.70%, 08/01/27	1,092	1,070,032
3.88%, 10/15/46	735	577,859
3.95%, 01/15/50	1,087	857,228
4.45%, 02/01/47	1,485	1,272,018
4.50%, 01/15/29(a)	909	911,758
4.60%, 08/15/27	820	822,113
4.65%, 09/15/29	1,950	1,949,901
4.65%, 01/15/48	790	697,013
4.70%, 08/15/26	660	661,940
4.90%, 09/15/31	975	974,270
5.00%, 09/15/34	3,340	3,329,619
5.00%, 04/15/42	572	541,225
5.15%, 08/01/43	301	287,274
5.40%, 07/15/40(a)	348	344,049
5.40%, 01/15/49(a)	866	847,319
5.50%, 09/15/54	1,360	1,333,069
5.65%, 09/15/64	1,605	1,568,045
6.90%, 04/15/38	697	803,392
7.50%, 04/01/31	725	831,717
8.00%, 09/15/29	594	679,659
Series B, 7.70%, 06/01/29	550	620,385
Mars Inc.
0.88%, 07/16/26(b)	1,007	942,979
1.63%, 07/16/32(b)	760	607,391
2.38%, 07/16/40(b)	1,681	1,170,082
2.45%, 07/16/50(b)	650	391,780
3.20%, 04/01/30(a)(b)	1,255	1,176,637
3.60%, 04/01/34(b)	1,001	908,870
3.88%, 04/01/39(a)(b)	1,310	1,154,572
3.95%, 04/01/44(a)(b)	500	419,014
3.95%, 04/01/49(a)(b)	1,047	855,440
4.13%, 04/01/54(a)(b)	608	500,665
4.20%, 04/01/59(b)	741	608,677
4.55%, 04/20/28(a)(b)	1,990	2,000,300
4.65%, 04/20/31(a)(b)	835	833,526
4.75%, 04/20/33(b)	1,580	1,570,499
McCormick & Co. Inc./MD
0.90%, 02/15/26	747	707,534
1.85%, 02/15/31	947	799,459
2.50%, 04/15/30	707	633,972
3.25%, 11/15/25	371	363,917
3.40%, 08/15/27	1,531	1,492,154
4.20%, 08/15/47	475	420,256
4.95%, 04/15/33(a)	890	904,513
Security	Par (000)	Value
Food (continued)
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26(a)(b)	$815	$761,642
4.25%, 09/15/25(b)	469	466,452
Mondelez International Inc.
1.50%, 02/04/31	485	402,638
1.88%, 10/15/32(a)	1,017	836,384
2.63%, 03/17/27	1,315	1,258,452
2.63%, 09/04/50	1,932	1,225,079
2.75%, 04/13/30	1,192	1,093,203
3.00%, 03/17/32	515	461,074
4.13%, 05/07/28	35	34,689
4.75%, 02/20/29(a)	880	893,351
4.75%, 08/28/34	675	671,242
6.50%, 11/01/31	35	38,769
Nestle Capital Corp.
4.65%, 03/12/29(b)	640	651,515
4.75%, 03/12/31(b)	495	505,180
4.88%, 03/12/34(b)	295	300,834
5.10%, 03/12/54(b)	230	233,146
Nestle Holdings Inc.
0.63%, 01/15/26(b)	1,275	1,212,108
1.00%, 09/15/27(a)(b)	1,725	1,568,681
1.15%, 01/14/27(b)	1,418	1,321,369
1.25%, 09/15/30(a)(b)	1,195	1,002,560
1.50%, 09/14/28(a)(b)	1,560	1,401,382
1.88%, 09/14/31(a)(b)	1,573	1,330,617
2.50%, 09/14/41(a)(b)	767	551,878
2.63%, 09/14/51(a)(b)	1,360	883,801
3.50%, 09/24/25(b)	1,475	1,461,219
3.63%, 09/24/28(b)	1,874	1,830,912
3.90%, 09/24/38(b)	1,889	1,721,579
4.00%, 09/12/25(a)(b)	530	527,535
4.00%, 09/24/48(b)	2,664	2,269,608
4.13%, 10/01/27(b)	855	852,271
4.25%, 10/01/29(a)(b)	1,490	1,489,409
4.30%, 10/01/32(a)(b)	1,060	1,061,060
4.70%, 01/15/53(a)(b)	1,370	1,300,913
4.85%, 03/14/33(a)(b)	1,775	1,825,073
4.95%, 03/14/30(b)	1,365	1,408,557
5.00%, 03/14/28(a)(b)	1,210	1,240,457
5.00%, 09/12/28(a)(b)	870	893,066
5.00%, 09/12/30(b)	930	961,947
5.00%, 09/12/33(a)(b)	530	552,144
5.25%, 03/13/26(b)	840	852,046
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	170	169,491
Smithfield Foods Inc.
2.63%, 09/13/31(b)	867	723,352
3.00%, 10/15/30(b)	445	391,530
4.25%, 02/01/27(b)	1,277	1,250,828
5.20%, 04/01/29(a)(b)	771	767,896
Sysco Corp.
2.40%, 02/15/30	1,035	927,146
2.45%, 12/14/31(a)	775	666,802
3.15%, 12/14/51	1,395	950,980
3.25%, 07/15/27	1,466	1,418,055
3.30%, 07/15/26	1,448	1,416,210
3.30%, 02/15/50	870	625,299
3.75%, 10/01/25	955	944,974
4.45%, 03/15/48	500	430,796
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.50%, 04/01/46	$702	$613,597
4.85%, 10/01/45	645	590,760
5.38%, 09/21/35	550	569,003
5.75%, 01/17/29	610	639,749
5.95%, 04/01/30	1,537	1,640,432
6.00%, 01/17/34(a)	645	698,637
6.60%, 04/01/40	830	927,506
6.60%, 04/01/50(a)	1,351	1,552,773
Tesco PLC, 6.15%, 11/15/37(b)	760	791,035
Tyson Foods Inc.
3.55%, 06/02/27	2,082	2,031,823
4.00%, 03/01/26	1,116	1,104,724
4.35%, 03/01/29	1,646	1,627,080
4.55%, 06/02/47	1,096	936,484
4.88%, 08/15/34(a)	601	595,442
5.10%, 09/28/48	1,985	1,837,760
5.15%, 08/15/44	1,034	966,765
5.40%, 03/15/29	835	860,848
5.70%, 03/15/34	635	660,647
		222,158,333
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	1,275	1,231,808
4.20%, 01/29/30(a)(b)	525	502,584
4.25%, 04/30/29(b)	732	707,904
5.15%, 01/29/50(b)	395	351,900
5.50%, 11/02/47(a)	651	603,129
5.50%, 04/30/49(a)(b)	530	497,340
Georgia-Pacific LLC
0.95%, 05/15/26(b)	1,541	1,452,757
1.75%, 09/30/25(b)	957	928,384
2.10%, 04/30/27(a)(b)	509	480,729
2.30%, 04/30/30(b)	244	217,558
7.25%, 06/01/28	958	1,047,394
7.75%, 11/15/29	1,160	1,336,675
8.88%, 05/15/31(a)	397	492,455
International Paper Co.
4.35%, 08/15/48	975	830,147
4.40%, 08/15/47(a)	717	614,115
4.80%, 06/15/44	960	876,358
5.00%, 09/15/35(a)	810	811,772
5.15%, 05/15/46(a)	450	428,206
6.00%, 11/15/41(a)	1,031	1,102,392
7.30%, 11/15/39	430	514,638
Inversiones CMPC SA
3.00%, 04/06/31(b)	857	756,473
3.85%, 01/13/30(b)	640	604,015
4.38%, 04/04/27(b)	290	286,130
6.13%, 06/23/33(a)(b)	545	575,390
6.13%, 02/26/34(b)	370	390,749
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	811	830,884
Suzano Austria GmbH
2.50%, 09/15/28(a)	1,130	1,014,685
3.13%, 01/15/32	1,605	1,367,803
3.75%, 01/15/31	1,895	1,722,720
5.00%, 01/15/30	1,374	1,350,622
5.75%, 07/14/26(b)	160	161,920
6.00%, 01/15/29	2,692	2,746,591
7.00%, 03/16/47(b)	1,727	1,868,845
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano International Finance BV, 5.50%, 01/17/27	$1,457	$1,468,722
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	10	10,656
		30,184,450
Gas — 0.7%
APA Infrastructure Ltd.
4.25%, 07/15/27(b)	1,086	1,081,378
5.00%, 03/23/35(b)	590	568,611
Atmos Energy Corp.
1.50%, 01/15/31	1,015	845,559
2.63%, 09/15/29	925	853,265
2.85%, 02/15/52	770	501,828
3.00%, 06/15/27	800	773,433
3.38%, 09/15/49	752	551,704
4.13%, 10/15/44	1,004	866,098
4.13%, 03/15/49	1,008	838,627
4.15%, 01/15/43	690	601,528
4.30%, 10/01/48	642	551,014
5.45%, 10/15/32(a)	330	347,351
5.50%, 06/15/41	469	483,827
5.75%, 10/15/52	660	701,553
5.90%, 11/15/33	1,185	1,283,666
6.20%, 11/15/53	605	683,019
Boston Gas Co.
3.00%, 08/01/29(b)	847	777,176
3.15%, 08/01/27(a)(b)	664	636,893
3.76%, 03/16/32(b)	800	720,491
4.49%, 02/15/42(b)	760	646,236
6.12%, 07/20/53(a)(b)	760	779,743
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	990	966,873
3.87%, 03/04/29(a)(b)	600	575,753
4.27%, 03/15/48(b)	1,081	856,309
4.49%, 03/04/49(b)	507	410,165
4.50%, 03/10/46(a)(b)	480	398,531
4.63%, 08/05/27(b)	640	635,619
4.87%, 08/05/32(b)	535	514,068
6.39%, 09/15/33(a)(b)	795	843,921
6.42%, 07/18/54(b)	680	704,582
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	998	843,857
4.00%, 04/01/28	414	406,012
4.10%, 09/01/47(a)	560	454,941
4.40%, 07/01/32(a)	885	856,279
5.25%, 03/01/28	1,204	1,229,935
5.40%, 03/01/33	820	846,972
5.40%, 07/01/34(a)	130	132,588
5.85%, 01/15/41	277	287,457
6.63%, 11/01/37(a)	226	252,281
Centrica PLC, 5.38%, 10/16/43(a)(b)	770	694,761
East Ohio Gas Co. (The)
2.00%, 06/15/30(b)	1,122	964,630
3.00%, 06/15/50(b)	1,182	761,222
ENN Energy Holdings Ltd., 4.63%, 05/17/27(b)	125	124,742
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(b)	535	521,896
7.85%, 11/09/33(a)(b)	455	517,897
KeySpan Gas East Corp.
2.74%, 08/15/26(b)	890	852,639
3.59%, 01/18/52(a)(b)	520	365,987
5.82%, 04/01/41(a)(b)	745	745,587

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.99%, 03/06/33(b)	$325	$337,091
Korea Gas Corp.
2.88%, 07/16/29(a)(b)	985	920,874
6.25%, 01/20/42(a)(b)	460	534,409
Nakilat Inc., 6.07%, 12/31/33(a)(b)	415	438,989
National Fuel Gas Co.
2.95%, 03/01/31	875	762,255
3.95%, 09/15/27	650	633,626
4.75%, 09/01/28(a)	670	668,511
5.50%, 01/15/26	898	903,677
5.50%, 10/01/26	725	735,677
NiSource Inc.
1.70%, 02/15/31	1,002	832,491
2.95%, 09/01/29	1,008	933,817
3.49%, 05/15/27	1,386	1,350,207
3.60%, 05/01/30(a)	1,133	1,074,387
3.95%, 03/30/48(a)	969	767,996
4.38%, 05/15/47	1,515	1,291,939
4.80%, 02/15/44	966	882,035
5.00%, 06/15/52	785	734,697
5.20%, 07/01/29	650	665,534
5.25%, 03/30/28	1,315	1,344,340
5.25%, 02/15/43	816	790,305
5.35%, 04/01/34(a)	790	806,419
5.40%, 06/30/33	395	405,696
5.65%, 02/01/45	750	756,181
5.80%, 02/01/42	360	366,802
5.95%, 06/15/41	394	410,646
6.95%, 11/30/54, (5-year CMT + 2.451%)(d)	45	45,592
ONE Gas Inc.
2.00%, 05/15/30(a)	518	455,313
4.25%, 09/01/32(a)	355	345,627
4.50%, 11/01/48	631	551,509
4.66%, 02/01/44	847	769,447
5.10%, 04/01/29(a)	645	662,257
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31(a)	490	426,844
3.35%, 06/01/50	737	519,947
3.50%, 06/01/29(a)	1,334	1,274,236
3.64%, 11/01/46(a)	530	399,985
4.10%, 09/18/34(a)	400	370,433
4.65%, 08/01/43	449	410,149
5.05%, 05/15/52(a)	560	519,765
5.10%, 02/15/35	400	399,335
5.40%, 06/15/33(a)	475	490,033
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(b)	310	284,912
Southern California Gas Co.
2.95%, 04/15/27	1,290	1,244,383
3.75%, 09/15/42	674	544,899
4.45%, 03/15/44(a)	437	386,767
5.05%, 09/01/34	825	836,707
5.13%, 11/15/40	515	509,640
5.20%, 06/01/33	935	960,769
5.60%, 04/01/54	665	687,843
5.75%, 06/01/53	700	727,369
6.35%, 11/15/52(a)	880	990,366
Series KK, 5.75%, 11/15/35(a)	125	130,865
Series TT, 2.60%, 06/15/26	832	805,197
Series UU, 4.13%, 06/01/48	517	427,064
Series VV, 4.30%, 01/15/49	800	675,802
Security	Par (000)	Value
Gas (continued)
Series WW, 3.95%, 02/15/50	$519	$412,853
Series XX, 2.55%, 02/01/30(a)	1,025	927,276
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	466	455,266
3.88%, 11/15/25	972	961,620
3.95%, 10/01/46	902	720,986
4.40%, 06/01/43(a)	850	738,449
4.40%, 05/30/47	825	698,302
5.15%, 09/15/32(a)	625	638,591
5.75%, 09/15/33	615	650,063
5.88%, 03/15/41(a)	625	654,331
6.00%, 10/01/34(a)	160	169,939
Series 2020-A, 1.75%, 01/15/31	704	588,731
Series 21A, 3.15%, 09/30/51(a)	765	506,630
Southwest Gas Corp.
2.20%, 06/15/30	624	545,914
3.18%, 08/15/51	440	284,047
3.70%, 04/01/28(a)	358	348,494
3.80%, 09/29/46(a)	150	115,720
4.05%, 03/15/32	970	910,170
4.15%, 06/01/49	561	445,279
5.45%, 03/23/28	445	454,949
5.80%, 12/01/27	345	356,348
Spire Inc.
4.70%, 08/15/44	355	305,059
5.30%, 03/01/26	195	196,252
Spire Missouri Inc.
3.30%, 06/01/51(a)	490	349,821
4.80%, 02/15/33(a)	320	320,618
Series 2034, 5.15%, 08/15/34(a)	75	76,361
Washington Gas Light Co.
3.65%, 09/15/49(a)	780	598,318
Series K, 3.80%, 09/15/46	731	576,521
		82,067,068
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	399	350,936
4.63%, 06/15/28(a)	460	459,676
Regal Rexnord Corp.
6.05%, 02/15/26	775	784,615
6.05%, 04/15/28(a)	1,525	1,575,847
6.30%, 02/15/30	1,260	1,330,630
6.40%, 04/15/33	1,765	1,873,050
Snap-on Inc.
3.10%, 05/01/50	851	602,401
3.25%, 03/01/27	575	561,072
4.10%, 03/01/48	568	484,231
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	1,636	1,443,575
2.75%, 11/15/50	1,275	774,690
3.00%, 05/15/32(a)	190	168,934
3.40%, 03/01/26	965	946,748
4.25%, 11/15/28(a)	832	826,593
4.85%, 11/15/48	595	535,937
5.20%, 09/01/40(a)	607	595,601
6.00%, 03/06/28(a)	770	807,061
6.27%, 03/06/26(a)	35	34,965
		14,156,562
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28(a)	$1,387	$1,261,166
1.40%, 06/30/30(a)	1,306	1,130,649
3.75%, 11/30/26	2,705	2,681,258
3.88%, 09/15/25	437	434,190
4.75%, 11/30/36	2,333	2,361,281
4.75%, 04/15/43(a)	493	485,103
4.90%, 11/30/46	3,688	3,650,880
5.30%, 05/27/40	1,456	1,536,776
6.00%, 04/01/39	606	686,333
6.15%, 11/30/37	1,095	1,242,616
Agilent Technologies Inc.
2.10%, 06/04/30	933	818,709
2.30%, 03/12/31	1,372	1,189,557
2.75%, 09/15/29	924	848,607
3.05%, 09/22/26	532	515,500
Alcon Finance Corp.
2.60%, 05/27/30(b)	1,345	1,210,098
2.75%, 09/23/26(b)	818	788,218
3.00%, 09/23/29(a)(b)	1,473	1,367,728
3.80%, 09/23/49(b)	665	525,920
5.38%, 12/06/32(b)	1,148	1,188,069
5.75%, 12/06/52(b)	1,080	1,137,449
Baxter International Inc.
1.73%, 04/01/31(a)	1,221	1,013,879
1.92%, 02/01/27	2,491	2,338,680
2.27%, 12/01/28(a)	2,100	1,915,039
2.54%, 02/01/32(a)	1,310	1,118,802
2.60%, 08/15/26	819	788,405
3.13%, 12/01/51(a)	1,265	845,462
3.50%, 08/15/46(a)	777	570,502
3.95%, 04/01/30(a)	1,016	984,486
4.50%, 06/15/43	510	424,066
6.25%, 12/01/37(a)	266	283,774
Boston Scientific Corp.
2.65%, 06/01/30(a)	2,042	1,860,543
3.75%, 03/01/26	355	350,004
4.00%, 03/01/28	505	499,911
4.00%, 03/01/29(a)	250	245,759
4.55%, 03/01/39(a)	635	610,808
4.70%, 03/01/49(a)	710	665,860
6.50%, 11/15/35	765	873,201
7.38%, 01/15/40	395	483,466
Covidien International Finance SA, 6.55%, 10/15/37	248	281,464
Danaher Corp.
2.60%, 10/01/50(a)	1,510	971,804
2.80%, 12/10/51(a)	1,675	1,115,886
3.35%, 09/15/25	822	811,204
4.38%, 09/15/45	822	749,805
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	1,164	1,057,912
DH Europe Finance II SARL
2.60%, 11/15/29	1,315	1,212,417
3.25%, 11/15/39(a)	599	495,806
3.40%, 11/15/49	1,309	992,411
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,194	1,179,936
GE HealthCare Technologies Inc.
4.80%, 08/14/29	600	604,836
5.60%, 11/15/25	2,125	2,142,247
5.65%, 11/15/27	3,054	3,153,455
5.86%, 03/15/30	1,365	1,443,386
Security	Par (000)	Value
Health Care - Products (continued)
5.91%, 11/22/32	$1,205	$1,283,939
6.38%, 11/22/52	1,655	1,886,176
Koninklijke Philips NV
5.00%, 03/15/42	736	689,472
6.88%, 03/11/38	1,200	1,365,134
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	1,310	1,311,452
4.50%, 03/30/33	1,535	1,524,906
Medtronic Inc.
4.38%, 03/15/35	2,620	2,565,978
4.63%, 03/15/45(a)	2,869	2,697,666
Olympus Corp., 2.14%, 12/08/26(b)	1,015	958,291
Revvity Inc.
1.90%, 09/15/28	1,105	994,504
2.25%, 09/15/31(a)	580	488,660
2.55%, 03/15/31(a)	775	669,793
3.30%, 09/15/29	1,465	1,371,353
3.63%, 03/15/51	535	389,768
Smith & Nephew PLC
2.03%, 10/14/30	1,617	1,391,270
5.15%, 03/20/27	275	278,932
5.40%, 03/20/34	295	301,071
Solventum Corp.
5.40%, 03/01/29(b)	1,250	1,275,606
5.45%, 02/25/27(b)	965	978,512
5.45%, 03/13/31(b)	1,690	1,720,772
5.60%, 03/23/34(a)(b)	2,145	2,186,776
5.90%, 04/30/54(a)(b)	1,760	1,780,750
6.00%, 05/15/64(b)	1,430	1,432,713
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,352	1,184,132
3.75%, 03/15/51	1,109	833,632
Stryker Corp.
1.95%, 06/15/30	1,663	1,452,191
2.90%, 06/15/50	735	505,058
3.38%, 11/01/25	958	943,435
3.50%, 03/15/26	1,454	1,429,706
3.65%, 03/07/28	949	926,391
4.10%, 04/01/43	1,031	890,064
4.38%, 05/15/44	593	528,473
4.63%, 03/15/46	1,378	1,266,609
4.85%, 12/08/28	925	941,586
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	977	889,231
2.00%, 10/15/31(a)	2,149	1,835,962
2.60%, 10/01/29	1,518	1,404,693
2.80%, 10/15/41	1,790	1,329,335
4.10%, 08/15/47	1,023	883,771
4.80%, 11/21/27	1,185	1,206,661
4.95%, 08/10/26	620	627,613
4.95%, 11/21/32	990	1,018,115
4.98%, 08/10/30	1,065	1,101,226
5.00%, 12/05/26	1,405	1,427,633
5.00%, 01/31/29(a)	1,495	1,537,042
5.09%, 08/10/33	1,010	1,041,939
5.20%, 01/31/34(a)	730	760,700
5.30%, 02/01/44(a)	629	635,273
5.40%, 08/10/43(a)	915	952,096
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	1,120	970,606
3.05%, 01/15/26	943	922,529

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
3.55%, 03/20/30(a)	$775	$724,659
4.25%, 08/15/35(a)	442	404,790
4.45%, 08/15/45	780	684,126
5.20%, 09/15/34	725	729,883
5.35%, 12/01/28	745	767,902
5.75%, 11/30/39(a)	562	586,909
		120,032,788
Health Care - Services — 3.1%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	60	40,509
Adventist Health System/West
2.95%, 03/01/29	602	553,419
3.63%, 03/01/49(a)	625	463,037
5.43%, 03/01/32(a)	555	562,986
5.76%, 12/01/34(a)	95	97,336
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	232	178,501
3.83%, 08/15/28	170	166,963
4.27%, 08/15/48	377	337,568
Series 2020, 2.21%, 06/15/30(a)	65	57,748
Series 2020, 3.01%, 06/15/50	625	445,739
Aetna Inc.
3.88%, 08/15/47	1,600	1,212,916
4.13%, 11/15/42	426	347,799
4.50%, 05/15/42	732	636,118
4.75%, 03/15/44	565	496,632
6.63%, 06/15/36	1,245	1,381,982
6.75%, 12/15/37	745	829,604
AHS Hospital Corp.
5.02%, 07/01/45	790	787,499
Series 2021, 2.78%, 07/01/51	835	558,059
Allina Health System
2.90%, 11/15/51(a)	185	126,168
4.81%, 11/15/45(a)	540	508,732
Series 2019, 3.89%, 04/15/49(a)	728	599,654
Ascension Health
3.95%, 11/15/46	930	795,070
4.85%, 11/15/53	672	659,556
Series B, 2.53%, 11/15/29	907	834,563
Series B, 3.11%, 11/15/39(a)	1,270	1,033,321
Banner Health
1.90%, 01/01/31	515	439,424
2.34%, 01/01/30(a)	695	626,312
2.91%, 01/01/42	505	379,729
2.91%, 01/01/51	535	372,560
Series 2020, 3.18%, 01/01/50(a)	649	477,646
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	605	541,122
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(a)	105	65,874
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	494	376,188
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	450	377,186
Baylor Scott & White Holdings
3.97%, 11/15/46	470	406,040
4.19%, 11/15/45	1,077	966,780
Series 2021, 1.78%, 11/15/30	414	356,470
Series 2021, 2.84%, 11/15/50	765	528,468
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51(a)	525	349,529
Security	Par (000)	Value
Health Care - Services (continued)
Bon Secours Mercy Health Inc.
3.46%, 06/01/30(a)	$870	$827,064
Series 2018, 4.30%, 07/01/28(a)	285	283,524
Series 20-2, 2.10%, 06/01/31(a)	655	561,104
Series 20-2, 3.21%, 06/01/50(a)	855	611,043
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	620	448,786
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	520	450,702
Centene Corp.
2.45%, 07/15/28(a)	2,850	2,607,607
2.50%, 03/01/31	3,105	2,635,924
2.63%, 08/01/31	1,915	1,624,411
3.00%, 10/15/30	3,115	2,767,483
3.38%, 02/15/30	2,690	2,463,113
4.25%, 12/15/27	2,710	2,649,567
4.63%, 12/15/29	4,620	4,494,762
Children's Health System of Texas, 2.51%, 08/15/50	945	601,661
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47(a)	215	188,385
Series 2020, 2.59%, 02/01/50(a)	170	112,846
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	679	614,297
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	610	412,122
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	515	349,755
CHRISTUS Health, Series C, 4.34%, 07/01/28(a)	935	931,962
City of Hope
Series 2013, 5.62%, 11/15/43(a)	355	356,419
Series 2018, 4.38%, 08/15/48	760	645,644
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	425	396,995
CommonSpirit Health
1.55%, 10/01/25	472	453,062
2.78%, 10/01/30	53	47,512
3.35%, 10/01/29(a)	788	743,711
3.82%, 10/01/49(a)	492	394,182
3.91%, 10/01/50	630	500,439
4.19%, 10/01/49	1,058	885,924
4.35%, 11/01/42(a)	650	573,088
5.32%, 12/01/34	1,000	1,022,702
5.55%, 12/01/54	1,000	1,020,341
6.46%, 11/01/52(a)	300	345,524
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	537	369,939
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	684	535,356
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	904	684,497
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	672	544,494
Dignity Health
4.50%, 11/01/42(a)	100	90,093
5.27%, 11/01/64	340	324,883
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47(a)	1,147	972,080
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
1.50%, 03/15/26	$1,101	$1,051,353
2.25%, 05/15/30	1,856	1,645,664
2.55%, 03/15/31	1,531	1,352,694
2.88%, 09/15/29	1,362	1,266,120
3.13%, 05/15/50	1,549	1,076,508
3.60%, 03/15/51	1,460	1,091,429
3.65%, 12/01/27	2,275	2,225,839
3.70%, 09/15/49	1,248	959,668
4.10%, 03/01/28(a)	2,280	2,255,177
4.10%, 05/15/32(a)	997	961,890
4.38%, 12/01/47	1,800	1,554,565
4.55%, 03/01/48	1,355	1,193,972
4.55%, 05/15/52	1,127	981,677
4.63%, 05/15/42	1,252	1,148,956
4.65%, 01/15/43	1,520	1,390,996
4.65%, 08/15/44	1,245	1,130,045
4.75%, 02/15/33	1,460	1,455,468
4.85%, 08/15/54	370	325,963
4.90%, 02/08/26(a)	570	569,392
5.10%, 01/15/44	936	900,959
5.13%, 02/15/53	1,320	1,257,382
5.15%, 06/15/29	815	838,859
5.35%, 10/15/25(a)	670	674,074
5.38%, 06/15/34	1,065	1,103,626
5.50%, 10/15/32	850	892,364
5.65%, 06/15/54	1,000	1,026,885
5.85%, 01/15/36	380	406,392
5.95%, 12/15/34	670	720,506
6.10%, 10/15/52	1,155	1,255,432
6.38%, 06/15/37	710	788,965
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(a)	187	150,290
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	265	267,561
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	1,332	1,238,026
2.38%, 02/16/31(a)(b)	981	809,114
3.00%, 12/01/31(a)(b)	680	571,562
3.75%, 06/15/29(b)	859	805,872
Hackensack Meridian Health Inc.
4.21%, 07/01/48(a)	690	611,328
4.50%, 07/01/57	412	376,316
Series 2020, 2.68%, 09/01/41	735	538,321
Series 2020, 2.88%, 09/01/50	785	544,273
Hartford HealthCare Corp., 3.45%, 07/01/54	205	151,064
HCA Inc.
2.38%, 07/15/31	1,420	1,208,796
3.13%, 03/15/27	1,496	1,443,085
3.38%, 03/15/29	740	699,473
3.50%, 09/01/30	3,010	2,806,459
3.50%, 07/15/51	2,115	1,482,976
3.63%, 03/15/32	2,669	2,426,518
4.13%, 06/15/29	2,596	2,532,584
4.38%, 03/15/42	875	748,521
4.50%, 02/15/27	1,736	1,729,314
4.63%, 03/15/52	2,790	2,360,723
5.13%, 06/15/39	1,521	1,468,915
5.20%, 06/01/28	798	812,019
5.25%, 06/15/26	2,095	2,102,313
5.25%, 06/15/49(a)	2,623	2,434,585
Security	Par (000)	Value
Health Care - Services (continued)
5.38%, 09/01/26	$1,512	$1,522,410
5.45%, 04/01/31	985	1,010,593
5.45%, 09/15/34(a)	540	546,958
5.50%, 06/01/33(a)	1,800	1,841,793
5.50%, 06/15/47	1,951	1,886,492
5.60%, 04/01/34	1,565	1,608,256
5.63%, 09/01/28(a)	2,288	2,359,768
5.88%, 02/15/26	2,157	2,174,734
5.88%, 02/01/29	1,780	1,849,239
5.90%, 06/01/53	1,400	1,419,801
5.95%, 09/15/54	835	853,575
6.00%, 04/01/54	1,995	2,058,331
6.10%, 04/01/64	1,112	1,142,277
7.50%, 11/06/33	525	602,051
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	1,719	1,512,338
3.20%, 06/01/50(a)(b)	701	475,219
5.20%, 06/15/29(a)(b)	1,725	1,760,205
5.45%, 06/15/34(b)	1,005	1,030,555
5.88%, 06/15/54(b)	1,150	1,184,270
Highmark Inc.
1.45%, 05/10/26(b)	1,013	952,548
2.55%, 05/10/31(b)	937	784,836
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	465	382,990
Humana Inc.
1.35%, 02/03/27	519	480,778
2.15%, 02/03/32(a)	1,832	1,519,274
3.13%, 08/15/29	275	256,936
3.70%, 03/23/29(a)	1,252	1,208,483
3.95%, 03/15/27	1,232	1,213,426
3.95%, 08/15/49	733	567,921
4.63%, 12/01/42	821	721,640
4.80%, 03/15/47	884	779,626
4.88%, 04/01/30	1,140	1,149,974
4.95%, 10/01/44	1,089	989,324
5.38%, 04/15/31	690	706,617
5.50%, 03/15/53	1,010	976,929
5.70%, 03/13/26	275	275,010
5.75%, 03/01/28(a)	955	990,068
5.75%, 12/01/28	510	532,796
5.75%, 04/15/54	1,145	1,148,749
5.88%, 03/01/33(a)	955	1,003,973
5.95%, 03/15/34(a)	780	824,749
8.15%, 06/15/38	380	467,937
ICON Investments Six DAC
5.81%, 05/08/27	730	748,756
5.85%, 05/08/29	572	597,651
6.00%, 05/08/34	800	842,428
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	931	803,361
Series 2021, 2.85%, 11/01/51(a)	335	231,219
Inova Health System Foundation, 4.07%, 05/15/52(a)	555	482,729
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	685	530,591
Iowa Health System, Series 2020, 3.67%, 02/15/50(a)	530	422,619
IQVIA Inc.
5.70%, 05/15/28	1,135	1,169,879

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
6.25%, 02/01/29	$500	$528,257
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	800	675,785
Kaiser Foundation Hospitals
3.15%, 05/01/27	1,230	1,199,488
4.15%, 05/01/47	2,227	1,951,862
4.88%, 04/01/42	922	903,790
Series 2019, 3.27%, 11/01/49	1,327	1,000,153
Series 2021, 2.81%, 06/01/41	870	658,050
Series 2021, 3.00%, 06/01/51(a)	2,095	1,479,671
Laboratory Corp. of America Holdings
1.55%, 06/01/26	930	881,118
2.70%, 06/01/31	880	774,083
2.95%, 12/01/29	1,060	976,406
3.60%, 09/01/27	785	764,006
4.70%, 02/01/45(a)	1,567	1,415,877
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	15	12,375
Series 2020, 3.19%, 07/01/49	545	401,975
Series 2020, 3.34%, 07/01/60	920	660,472
Mayo Clinic
3.77%, 11/15/43	365	312,005
Series 2013, 4.00%, 11/15/47(a)	30	25,921
Series 2016, 4.13%, 11/15/52(a)	290	255,974
Series 2021, 3.20%, 11/15/61	728	510,674
McLaren Health Care Corp., Series A, 4.39%, 05/15/48(a)	648	573,451
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	300	232,442
Memorial Health Services, 3.45%, 11/01/49	810	630,161
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	388	343,990
5.00%, 07/01/42	285	284,649
Series 2015, 4.20%, 07/01/55(a)	312	272,701
Series 2020, 2.96%, 01/01/50	200	142,531
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	1,084	734,219
Montefiore Obligated Group
4.29%, 09/01/50	329	237,760
Series 18-C, 5.25%, 11/01/48(a)	486	414,692
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	345	276,813
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48(a)	505	385,456
Series 2019, 3.74%, 07/01/49	935	656,864
Series 2020, 3.39%, 07/01/50(a)	650	410,627
MultiCare Health System, 2.80%, 08/15/50(a)	620	388,544
MyMichigan Health, Series 2020, 3.41%, 06/01/50	650	482,032
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	564	537,761
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	170	120,320
2.61%, 08/01/60(a)	238	143,855
3.56%, 08/01/36	110	97,690
4.02%, 08/01/45(a)	610	528,418
4.06%, 08/01/56	149	127,867
4.76%, 08/01/2116(a)	255	229,476
Series 2019, 3.95%(a)	410	308,986
Northwell Healthcare Inc.
3.81%, 11/01/49(a)	402	313,263
Security	Par (000)	Value
Health Care - Services (continued)
3.98%, 11/01/46	$650	$529,154
4.26%, 11/01/47	1,301	1,102,937
6.15%, 11/01/43	590	634,187
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	245	162,032
Novant Health Inc.
2.64%, 11/01/36	790	630,675
3.17%, 11/01/51(a)	1,149	817,488
3.32%, 11/01/61(a)	653	451,233
4.37%, 11/01/43(a)	470	416,770
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50(a)	730	477,386
Ochsner Clinic Foundation, 5.90%, 05/15/45	495	503,175
OhioHealth Corp.
2.30%, 11/15/31	680	580,679
2.83%, 11/15/41	875	654,959
Series 2020, 3.04%, 11/15/50(a)	158	117,205
Orlando Health Obligated Group
3.33%, 10/01/50(a)	385	292,599
4.09%, 10/01/48(a)	507	445,583
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	645	593,172
Series 2020, 1.38%, 11/15/25	586	561,274
Series 2020, 3.22%, 11/15/50	780	541,110
Piedmont Healthcare Inc.
2.04%, 01/01/32	515	431,793
2.86%, 01/01/52	790	532,466
Series 2042, 2.72%, 01/01/42	600	436,047
Premier Health Partners, Series G, 2.91%, 11/15/26	477	447,973
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	585	574,715
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	360	370,284
Series 19A, 2.53%, 10/01/29	1,160	1,052,729
Series 21A, 2.70%, 10/01/51	1,048	644,055
Series A, 3.93%, 10/01/48(a)	762	612,506
Series H, 2.75%, 10/01/26(a)	706	676,986
Series I, 3.74%, 10/01/47(a)	633	499,544
Queen's Health Systems (The), 4.81%, 07/01/52	165	159,160
Quest Diagnostics Inc.
2.80%, 06/30/31(a)	832	737,541
2.95%, 06/30/30(a)	1,243	1,139,934
3.45%, 06/01/26	950	930,282
4.20%, 06/30/29	1,040	1,025,349
4.60%, 12/15/27	350	352,192
4.63%, 12/15/29	600	601,659
4.70%, 03/30/45	546	503,878
5.00%, 12/15/34	695	691,023
6.40%, 11/30/33	565	621,812
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	140	101,674
Roche Holdings Inc.
0.99%, 03/05/26(a)(b)	960	914,440
1.93%, 12/13/28(b)	2,820	2,564,447
2.08%, 12/13/31(a)(b)	2,802	2,390,692
2.31%, 03/10/27(b)	1,484	1,418,895
2.38%, 01/28/27(b)	1,585	1,517,689
2.61%, 12/13/51(b)	3,025	1,963,418
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
2.63%, 05/15/26(b)	$1,370	$1,332,990
3.00%, 11/10/25(b)	642	631,721
3.63%, 09/17/28(a)(b)	1,070	1,044,287
4.00%, 11/28/44(a)(b)	1,210	1,058,053
4.79%, 03/08/29(a)(b)	825	843,761
4.91%, 03/08/31(b)	925	951,067
4.99%, 03/08/34(b)	1,210	1,247,086
5.22%, 03/08/54(a)(b)	965	1,000,631
5.27%, 11/13/26(b)	2,260	2,307,085
5.34%, 11/13/28(b)	2,080	2,164,442
5.49%, 11/13/30(b)	2,155	2,282,209
5.59%, 11/13/33(b)	2,100	2,253,632
7.00%, 03/01/39(a)(b)	1,280	1,573,304
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	575	560,617
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	917	611,334
Sentara Healthcare, 2.93%, 11/01/51	155	106,722
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	60	39,791
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	558	538,609
SSM Health Care Corp.
4.89%, 06/01/28(a)	625	634,196
Series A, 3.82%, 06/01/27(a)	1,298	1,279,840
Stanford Health Care
3.03%, 08/15/51	605	432,486
Series 2018, 3.80%, 11/15/48	906	764,312
Series 2020, 3.31%, 08/15/30(a)	390	369,264
Summa Health, 3.51%, 11/15/51	320	246,504
Sutter Health
5.16%, 08/15/33	25	25,682
5.55%, 08/15/53	10	10,673
Series 2018, 3.70%, 08/15/28	302	291,346
Series 2018, 4.09%, 08/15/48(a)	420	361,399
Series 20A, 2.29%, 08/15/30(a)	335	296,734
Series 20A, 3.16%, 08/15/40(a)	333	264,361
Series 20A, 3.36%, 08/15/50	360	269,684
Texas Health Resources
2.33%, 11/15/50(a)	375	231,924
4.33%, 11/15/55(a)	380	336,851
Toledo Hospital (The), 5.75%, 11/15/38(a)	394	395,144
Trinity Health Corp.
4.13%, 12/01/45	810	718,108
Series 2019, 3.43%, 12/01/48	485	385,762
Series 2021, 2.63%, 12/01/40(a)	595	439,382
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	320	316,192
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	1,085	1,073,122
1.15%, 05/15/26	1,273	1,207,785
1.25%, 01/15/26	1,096	1,050,935
2.00%, 05/15/30	1,962	1,729,468
2.30%, 05/15/31(a)	1,940	1,693,374
2.75%, 05/15/40	1,495	1,117,062
2.88%, 08/15/29	1,465	1,373,618
2.90%, 05/15/50	1,725	1,173,869
2.95%, 10/15/27	1,291	1,246,191
3.05%, 05/15/41	1,920	1,476,139
3.10%, 03/15/26(a)	1,360	1,335,680
3.13%, 05/15/60	1,265	841,517
Security	Par (000)	Value
Health Care - Services (continued)
3.25%, 05/15/51	$2,895	$2,087,170
3.38%, 04/15/27	915	895,588
3.45%, 01/15/27	1,243	1,223,393
3.50%, 08/15/39	1,941	1,629,878
3.70%, 12/15/25	12	11,877
3.70%, 08/15/49	1,826	1,438,901
3.75%, 10/15/47	1,464	1,169,936
3.85%, 06/15/28	1,815	1,792,011
3.88%, 12/15/28	1,356	1,336,458
3.88%, 08/15/59	1,652	1,278,685
3.95%, 10/15/42	733	629,491
4.00%, 05/15/29	1,492	1,476,597
4.20%, 05/15/32	2,305	2,250,027
4.20%, 01/15/47	1,150	990,683
4.25%, 01/15/29	1,975	1,975,870
4.25%, 03/15/43	1,168	1,053,898
4.25%, 04/15/47	1,013	880,576
4.25%, 06/15/48	1,877	1,619,357
4.38%, 03/15/42	846	769,673
4.45%, 12/15/48	1,638	1,461,955
4.50%, 04/15/33	1,995	1,971,443
4.60%, 04/15/27	750	758,798
4.63%, 07/15/35	1,255	1,244,821
4.63%, 11/15/41	951	896,180
4.70%, 04/15/29	985	1,003,040
4.75%, 07/15/26	700	707,018
4.75%, 07/15/45	2,835	2,672,772
4.75%, 05/15/52	2,665	2,473,159
4.80%, 01/15/30	2,330	2,378,451
4.90%, 04/15/31	1,590	1,625,807
4.95%, 01/15/32	3,275	3,344,548
4.95%, 05/15/62	1,475	1,375,714
5.00%, 04/15/34	1,840	1,869,593
5.05%, 04/15/53	2,600	2,518,431
5.15%, 10/15/25	725	730,731
5.15%, 07/15/34(a)	3,475	3,570,618
5.20%, 04/15/63	2,320	2,246,649
5.25%, 02/15/28	1,635	1,694,778
5.30%, 02/15/30(a)	1,755	1,838,712
5.35%, 02/15/33(a)	2,595	2,715,933
5.38%, 04/15/54	2,200	2,224,164
5.50%, 07/15/44	3,275	3,372,978
5.50%, 04/15/64	1,305	1,330,851
5.63%, 07/15/54	3,300	3,446,883
5.70%, 10/15/40	510	535,837
5.75%, 07/15/64	2,725	2,860,656
5.80%, 03/15/36	1,479	1,600,445
5.88%, 02/15/53	2,620	2,832,531
5.95%, 02/15/41	630	681,595
6.05%, 02/15/63	1,975	2,168,472
6.50%, 06/15/37	808	923,002
6.63%, 11/15/37	1,054	1,224,196
6.88%, 02/15/38	1,188	1,407,844
Universal Health Services Inc.
1.65%, 09/01/26	1,396	1,311,187
2.65%, 10/15/30	1,370	1,210,743
2.65%, 01/15/32	822	701,399
UPMC
5.04%, 05/15/33	200	202,534
5.38%, 05/15/43	175	179,055
WakeMed, Series A, 3.29%, 10/01/52(a)	145	108,662

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(a)	$201	$137,099
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	747	671,497
Series 2021, 3.07%, 03/01/51	428	291,963
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50(a)	190	119,634
		365,719,023
Holding Companies - Diversified — 0.5%
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	520	556,209
Antares Holdings LP
2.75%, 01/15/27(a)(b)	605	561,911
3.75%, 07/15/27(b)	510	478,311
3.95%, 07/15/26(b)	570	549,535
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)(b)	15	15,240
6.90%, 04/13/29(a)(b)	215	222,337
Ares Capital Corp.
2.15%, 07/15/26	1,760	1,659,739
2.88%, 06/15/27	685	642,775
2.88%, 06/15/28	1,893	1,729,234
3.20%, 11/15/31(a)	975	841,217
3.88%, 01/15/26	2,386	2,340,380
5.88%, 03/01/29	1,090	1,108,174
5.95%, 07/15/29	715	728,612
7.00%, 01/15/27	425	440,888
Ares Strategic Income Fund, 6.35%, 08/15/29(a)(b)	135	136,496
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	704	661,591
2.95%, 03/10/26(a)	609	585,481
Barings BDC Inc.
3.30%, 11/23/26	415	393,269
7.00%, 02/15/29	120	124,119
Blackstone Private Credit Fund
2.63%, 12/15/26	1,570	1,473,360
3.25%, 03/15/27(a)	1,551	1,468,741
4.00%, 01/15/29(a)	832	785,028
5.95%, 07/16/29(b)	385	387,808
6.25%, 01/25/31(a)(b)	325	332,419
7.05%, 09/29/25	1,095	1,112,279
7.30%, 11/27/28(b)	435	461,115
Blackstone Secured Lending Fund
2.13%, 02/15/27	1,008	933,217
2.75%, 09/16/26(a)	1,230	1,167,371
2.85%, 09/30/28	790	715,505
3.63%, 01/15/26	1,140	1,111,740
5.88%, 11/15/27	645	652,076
Blue Owl Capital Corp.
2.63%, 01/15/27	1,102	1,035,019
2.88%, 06/11/28(a)	1,155	1,055,964
3.40%, 07/15/26	1,503	1,447,347
4.25%, 01/15/26	757	746,728
5.95%, 03/15/29(a)	280	285,193
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)	30	31,446
Blue Owl Capital Corp. III, 3.13%, 04/13/27	630	590,414
Blue Owl Credit Income Corp.
3.13%, 09/23/26	705	668,611
4.70%, 02/08/27	835	815,349
6.60%, 09/15/29(a)(b)	1,050	1,069,522
6.65%, 03/15/31	440	447,607
Security	Par (000)	Value
Holding Companies - Diversified (continued)
7.75%, 09/16/27(a)	$743	$782,235
7.75%, 01/15/29	665	707,611
7.95%, 06/13/28(a)	415	442,657
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	382	353,976
3.75%, 06/17/26(b)	556	530,638
4.75%, 12/15/25(b)	905	887,219
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	130	129,041
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	1,243	1,199,563
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	665	649,709
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)(b)	1,478	1,360,112
3.38%, 09/06/49(a)(b)	1,355	1,013,550
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	419	403,612
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(b)	864	823,476
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	110	112,118
FS KKR Capital Corp.
2.63%, 01/15/27	765	713,842
3.13%, 10/12/28	990	888,062
3.25%, 07/15/27	662	621,455
3.40%, 01/15/26	1,304	1,266,176
6.88%, 08/15/29	60	61,695
7.88%, 01/15/29(a)	100	106,607
Goldman Sachs BDC Inc.
2.88%, 01/15/26	486	473,074
6.38%, 03/11/27	130	133,705
Golub Capital BDC Inc.
2.05%, 02/15/27	745	685,613
2.50%, 08/24/26	761	716,522
6.00%, 07/15/29	60	60,457
7.05%, 12/05/28	190	199,843
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)(b)	755	760,235
HPS Corporate Lending Fund
6.25%, 09/30/29(b)	20	20,364
6.75%, 01/30/29(a)(b)	215	222,605
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	615	727,782
JAB Holdings BV
2.20%, 11/23/30(b)	392	331,696
3.75%, 05/28/51(b)	865	579,657
4.50%, 04/08/52(b)	630	486,913
Main Street Capital Corp.
3.00%, 07/14/26	995	948,484
6.50%, 06/04/27	400	408,818
6.95%, 03/01/29	295	308,617
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	515	507,305
6.15%, 05/17/29(b)	375	377,952
New Mountain Finance Corp., 6.88%, 02/01/29	25	25,080
Oaktree Specialty Lending Corp.
2.70%, 01/15/27(a)	585	547,256
7.10%, 02/15/29	480	495,576
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)(b)	35	35,409
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Prospect Capital Corp.
3.36%, 11/15/26(a)	$715	$649,354
3.44%, 10/15/28(a)	499	427,106
3.71%, 01/22/26(a)	578	545,144
Sixth Street Lending Partners, 6.50%, 03/11/29(b)	100	102,137
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	315	298,630
6.13%, 03/01/29(a)	190	194,760
6.95%, 08/14/28	233	244,550
		57,137,375
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26(a)	1,187	1,111,723
1.40%, 10/15/27	947	864,856
2.60%, 10/15/25	713	696,236
5.00%, 10/15/34(a)	5	4,990
Lennar Corp.
4.75%, 11/29/27(a)	1,047	1,056,310
5.00%, 06/15/27	854	861,236
5.25%, 06/01/26	605	608,716
MDC Holdings Inc.
2.50%, 01/15/31	1,045	917,999
3.85%, 01/15/30	535	511,231
3.97%, 08/06/61(a)	352	300,876
6.00%, 01/15/43(a)	1,050	1,102,261
Meritage Homes Corp.
3.88%, 04/15/29(b)	190	180,264
5.13%, 06/06/27(a)	155	155,958
NVR Inc., 3.00%, 05/15/30	1,218	1,117,126
PulteGroup Inc.
5.00%, 01/15/27	992	1,001,074
5.50%, 03/01/26	549	553,750
6.00%, 02/15/35(a)	634	676,957
6.38%, 05/15/33(a)	695	755,715
7.88%, 06/15/32	433	510,805
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	685	656,263
4.35%, 02/15/28(a)	685	677,135
4.88%, 11/15/25	515	512,615
4.88%, 03/15/27	1,000	1,000,995
		15,835,091
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	1,030	979,873
3.50%, 11/15/51	865	576,349
4.40%, 03/15/29(a)	883	839,025
LG Electronics Inc.
5.63%, 04/24/27(b)	125	127,479
5.63%, 04/24/29(b)	80	82,854
Panasonic Holdings Corp.
3.11%, 07/19/29(b)	625	586,914
5.30%, 07/16/34(b)	645	656,888
Whirlpool Corp.
2.40%, 05/15/31	470	398,326
4.50%, 06/01/46(a)	685	564,227
4.60%, 05/15/50(a)	908	740,064
4.70%, 05/14/32(a)	500	487,416
4.75%, 02/26/29(a)	1,254	1,261,701
5.15%, 03/01/43	466	414,901
Security	Par (000)	Value
Home Furnishings (continued)
5.50%, 03/01/33(a)	$510	$513,710
5.75%, 03/01/34	560	567,080
		8,796,807
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32(a)	660	552,617
2.65%, 04/30/30(a)	732	660,124
4.88%, 12/06/28	974	985,778
5.75%, 03/15/33(a)	600	636,818
Church & Dwight Co. Inc.
2.30%, 12/15/31	385	331,729
3.15%, 08/01/27	792	769,188
3.95%, 08/01/47	520	427,224
5.00%, 06/15/52	950	919,263
5.60%, 11/15/32	870	926,050
Clorox Co. (The)
1.80%, 05/15/30	1,015	877,239
3.10%, 10/01/27	1,028	988,773
3.90%, 05/15/28	660	646,690
4.40%, 05/01/29(a)	785	785,998
4.60%, 05/01/32(a)	980	976,760
Kimberly-Clark Corp.
1.05%, 09/15/27	1,068	973,492
2.00%, 11/02/31(a)	945	813,854
2.75%, 02/15/26	590	576,276
2.88%, 02/07/50(a)	559	392,773
3.10%, 03/26/30	1,349	1,275,328
3.20%, 04/25/29	998	957,945
3.20%, 07/30/46	550	411,324
3.70%, 06/01/43	435	351,253
3.90%, 05/04/47	669	557,168
3.95%, 11/01/28(a)	1,059	1,051,024
4.50%, 02/16/33	560	563,215
5.30%, 03/01/41(a)	540	555,668
6.63%, 08/01/37	1,141	1,343,583
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	740	649,144
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	3,937	3,791,080
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	620	512,561
4.35%, 09/30/44(a)(b)	570	473,612
4.75%, 10/15/46(b)	1,255	1,130,968
4.80%, 09/01/40(b)	875	814,491
		27,679,010
Insurance — 4.5%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	35	35,215
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,061
Aegon Funding Co. LLC, 5.50%, 04/16/27(b)	635	641,773
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(d)	887	874,500
Aflac Inc.
1.13%, 03/15/26	695	660,217
2.88%, 10/15/26	862	834,525
3.60%, 04/01/30	1,543	1,473,501
4.00%, 10/15/46	400	331,434
4.75%, 01/15/49	697	648,429
6.45%, 08/15/40(a)	460	513,321

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AIA Group Ltd.
3.20%, 09/16/40(b)	$2,532	$1,941,186
3.38%, 04/07/30(a)(b)	1,920	1,809,053
3.60%, 04/09/29(b)	1,740	1,676,543
3.90%, 04/06/28(b)	890	874,042
4.50%, 03/16/46(b)	1,090	987,950
4.88%, 03/11/44(b)	215	206,341
4.95%, 04/04/33(a)(b)	640	649,225
5.38%, 04/05/34(a)(b)	1,550	1,574,652
5.63%, 10/25/27(b)	1,925	1,993,068
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	1,166	1,305,574
Alleghany Corp.
3.25%, 08/15/51	820	589,112
3.63%, 05/15/30	935	903,367
4.90%, 09/15/44(a)	417	402,150
Allstate Corp. (The)
0.75%, 12/15/25	930	885,185
1.45%, 12/15/30	1,226	1,015,924
3.28%, 12/15/26	887	865,037
3.85%, 08/10/49(a)	907	725,946
4.20%, 12/15/46	1,057	898,631
4.50%, 06/15/43	619	555,430
5.05%, 06/24/29	525	537,300
5.25%, 03/30/33	550	568,553
5.35%, 06/01/33(a)	1,130	1,170,635
5.55%, 05/09/35(a)	846	889,293
5.95%, 04/01/36	455	494,583
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(a)(d)	715	742,127
American Financial Group Inc./OH
4.50%, 06/15/47	695	613,508
5.25%, 04/02/30(a)	527	544,807
American International Group Inc.
3.40%, 06/30/30	330	307,848
3.88%, 01/15/35	580	535,561
4.20%, 04/01/28	990	975,444
4.38%, 06/30/50	1,533	1,331,130
4.50%, 07/16/44(a)	1,160	1,035,689
4.75%, 04/01/48(a)	1,561	1,437,235
4.80%, 07/10/45	1,076	1,001,806
5.13%, 03/27/33	1,050	1,070,783
6.25%, 05/01/36	990	1,085,651
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(d)	910	901,802
American National Group Inc.
5.00%, 06/15/27(a)	1,062	1,060,637
6.14%, 06/13/32(b)	165	162,473
Americo Life Inc., 3.45%, 04/15/31(a)(b)	673	561,370
AmFam Holdings Inc.
2.81%, 03/11/31(b)	975	766,156
3.83%, 03/11/51(a)(b)	791	487,986
Aon Corp.
2.80%, 05/15/30	1,708	1,556,233
3.75%, 05/02/29	1,038	1,005,176
4.50%, 12/15/28	777	776,160
6.25%, 09/30/40	330	359,916
8.21%, 01/01/27	379	407,069
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	665	560,552
2.60%, 12/02/31	580	504,578
Security	Par (000)	Value
Insurance (continued)
2.85%, 05/28/27(a)	$1,370	$1,317,834
2.90%, 08/23/51	1,070	694,689
3.90%, 02/28/52	1,482	1,155,574
5.00%, 09/12/32	770	780,638
5.35%, 02/28/33	1,100	1,134,234
Aon Global Ltd.
3.88%, 12/15/25	1,021	1,012,367
4.25%, 12/12/42	340	285,254
4.45%, 05/24/43	266	227,573
4.60%, 06/14/44	765	680,010
4.75%, 05/15/45	830	756,910
Aon North America Inc.
5.13%, 03/01/27	920	936,674
5.15%, 03/01/29	1,375	1,407,850
5.30%, 03/01/31	1,205	1,244,424
5.45%, 03/01/34	2,645	2,737,093
5.75%, 03/01/54	2,270	2,350,575
Arch Capital Finance LLC
4.01%, 12/15/26	1,152	1,136,279
5.03%, 12/15/46	799	746,194
Arch Capital Group Ltd.
3.64%, 06/30/50	1,322	999,134
7.35%, 05/01/34	498	583,704
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	752	718,965
Arthur J Gallagher & Co.
2.40%, 11/09/31	678	574,311
3.05%, 03/09/52	871	563,707
3.50%, 05/20/51	1,515	1,092,169
5.45%, 07/15/34	775	796,661
5.50%, 03/02/33	565	585,498
5.75%, 03/02/53	769	780,110
5.75%, 07/15/54	415	423,178
6.50%, 02/15/34	440	483,848
6.75%, 02/15/54(a)	575	663,272
Ascot Group Ltd., 4.25%, 12/15/30(a)(b)	186	161,941
Assurant Inc.
2.65%, 01/15/32	615	523,002
3.70%, 02/22/30	881	828,320
4.90%, 03/27/28	1,045	1,046,347
6.75%, 02/15/34(a)	445	487,498
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (1mo. LIBOR US + 2.2150%)(b)(d)	375	339,937
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(a)	1,175	1,047,501
3.60%, 09/15/51(a)	812	579,780
6.13%, 09/15/28(a)	520	548,045
Athene Global Funding
1.45%, 01/08/26(a)(b)	732	699,027
1.61%, 06/29/26(b)	1,025	968,879
1.73%, 10/02/26(b)	1,140	1,072,271
1.99%, 08/19/28(b)	1,370	1,229,885
2.45%, 08/20/27(a)(b)	25	23,472
2.50%, 03/24/28(b)	1,552	1,423,876
2.55%, 11/19/30(b)	975	849,155
2.65%, 10/04/31(b)	725	621,074
2.67%, 06/07/31(b)	916	784,976
2.72%, 01/07/29(b)	685	627,703
2.95%, 11/12/26(b)	400	384,892
4.86%, 08/27/26(b)	550	550,862
5.34%, 01/15/27(b)	20	20,240
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.35%, 07/09/27(a)(b)	$600	$610,033
5.52%, 03/25/27(b)	970	988,843
5.53%, 07/11/31(a)(b)	460	470,307
5.58%, 01/09/29(b)	2,030	2,084,622
5.62%, 05/08/26(b)	355	359,498
Athene Holding Ltd.
3.45%, 05/15/52	1,142	761,805
3.50%, 01/15/31	885	814,356
3.95%, 05/25/51	630	468,319
4.13%, 01/12/28	1,485	1,455,813
5.88%, 01/15/34	935	966,499
6.15%, 04/03/30(a)	655	697,435
6.25%, 04/01/54	935	970,672
6.65%, 02/01/33	615	669,828
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	400	380,481
AXA SA, 8.60%, 12/15/30	185	221,026
Axis Specialty Finance LLC
3.90%, 07/15/29(a)	783	754,441
4.90%, 01/15/40, (5-year CMT + 3.186%)(d)	487	456,912
Axis Specialty Finance PLC
4.00%, 12/06/27	965	942,913
5.15%, 04/01/45(a)	410	370,753
Belrose Funding Trust, 2.33%, 08/15/30(a)(b)	658	554,349
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	1,642	1,402,601
1.85%, 03/12/30	882	781,959
2.30%, 03/15/27	1,400	1,343,298
2.50%, 01/15/51	1,180	760,236
2.85%, 10/15/50(a)	2,805	1,926,395
2.88%, 03/15/32(a)	1,532	1,396,039
3.85%, 03/15/52	3,325	2,736,567
4.20%, 08/15/48(a)	3,003	2,693,213
4.25%, 01/15/49(a)	2,449	2,224,256
4.30%, 05/15/43	835	771,154
4.40%, 05/15/42	1,431	1,374,363
5.75%, 01/15/40(a)	1,160	1,282,927
Berkshire Hathaway Inc.
3.13%, 03/15/26	2,417	2,382,783
4.50%, 02/11/43(a)	1,420	1,387,344
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	667	630,452
2.00%, 06/28/28(b)	638	571,315
5.55%, 04/09/27(b)	175	177,279
5.65%, 06/10/29(b)	550	563,572
Brighthouse Financial Inc.
3.70%, 06/22/27(a)	785	759,305
3.85%, 12/22/51	580	380,503
4.70%, 06/22/47(a)	874	691,050
5.63%, 05/15/30(a)	1,014	1,034,846
Brown & Brown Inc.
2.38%, 03/15/31(a)	1,408	1,200,818
4.20%, 03/17/32	670	633,942
4.50%, 03/15/29	900	894,241
4.95%, 03/17/52	955	863,379
5.65%, 06/11/34	650	670,023
Chubb Corp. (The)
6.00%, 05/11/37	750	825,675
Series 1, 6.50%, 05/15/38	975	1,128,073
Chubb INA Holdings LLC
1.38%, 09/15/30	1,430	1,213,374
Security	Par (000)	Value
Insurance (continued)
2.85%, 12/15/51	$1,145	$780,696
3.05%, 12/15/61	1,125	747,713
3.35%, 05/03/26(a)	1,795	1,762,982
4.15%, 03/13/43	915	803,422
4.35%, 11/03/45	2,297	2,062,366
4.65%, 08/15/29	950	963,986
5.00%, 03/15/34(a)	1,620	1,660,050
6.70%, 05/15/36	370	429,395
Cincinnati Financial Corp.
6.13%, 11/01/34	910	972,369
6.92%, 05/15/28(a)	740	802,176
CNA Financial Corp.
2.05%, 08/15/30	935	810,276
3.45%, 08/15/27	973	946,073
3.90%, 05/01/29	994	967,008
4.50%, 03/01/26	842	839,224
5.13%, 02/15/34	260	261,938
5.50%, 06/15/33(a)	110	113,930
CNO Financial Group Inc.
5.25%, 05/30/29	939	942,166
6.45%, 06/15/34	820	855,355
CNO Global Funding
1.75%, 10/07/26(b)	1,115	1,044,225
2.65%, 01/06/29(a)(b)	970	881,416
5.88%, 06/04/27(b)	330	338,125
Corebridge Financial Inc.
3.65%, 04/05/27	1,960	1,919,045
3.85%, 04/05/29	1,645	1,588,146
3.90%, 04/05/32	1,865	1,726,706
4.35%, 04/05/42	1,125	967,914
4.40%, 04/05/52	1,620	1,346,105
5.75%, 01/15/34	1,060	1,105,123
6.05%, 09/15/33(a)	690	734,874
6.88%, 12/15/52, (5-year CMT + 3.846%)(d)	610	623,166
Corebridge Global Funding
0.90%, 09/22/25(b)	807	775,073
4.65%, 08/20/27(a)(b)	375	376,652
5.20%, 01/12/29(b)	685	699,651
5.20%, 06/24/29(b)	515	529,319
5.35%, 06/24/26(a)(b)	475	481,516
5.75%, 07/02/26(b)	910	928,200
5.90%, 09/19/28(b)	290	302,520
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (3-mo. LIBOR US + 3.660%)(b)(d)(e)	620	603,144
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	365	301,540
Empower Finance 2020 LP
1.36%, 09/17/27(b)	873	792,457
1.78%, 03/17/31(b)	1,002	820,385
3.08%, 09/17/51(a)(b)	820	548,756
Enstar Finance LLC
5.50%, 01/15/42, (5-year CMT + 4.006%)(d)	85	78,187
5.75%, 09/01/40, (5-year CMT + 5.468%)(a)(d)	25	24,491
Enstar Group Ltd.
3.10%, 09/01/31	965	820,598
4.95%, 06/01/29(a)	920	911,501
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	600	571,032
1.30%, 07/12/26(b)	1,053	991,597
1.40%, 08/27/27(a)(b)	182	166,316

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
1.70%, 11/12/26(a)(b)	$778	$730,921
1.75%, 11/15/30(b)	692	578,475
1.80%, 03/08/28(b)	1,155	1,048,969
5.45%, 03/03/28(b)	730	744,177
5.50%, 12/02/25(b)	510	514,574
Equitable Holdings Inc.
4.35%, 04/20/28	2,041	2,015,114
4.57%, 02/15/29(b)	242	239,780
5.00%, 04/20/48	1,437	1,340,531
5.59%, 01/11/33(a)	865	894,480
Essent Group Ltd., 6.25%, 07/01/29	390	403,975
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,470	960,956
3.50%, 10/15/50	1,515	1,062,244
4.87%, 06/01/44(a)	380	343,312
F&G Annuities & Life Inc.
6.50%, 06/04/29	455	464,135
7.40%, 01/13/28(a)	685	717,748
F&G Global Funding
1.75%, 06/30/26(b)	1,360	1,277,413
2.00%, 09/20/28(b)	935	819,061
2.30%, 04/11/27(a)(b)	765	709,893
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	955	857,374
4.63%, 04/29/30(a)	1,221	1,208,564
4.85%, 04/17/28	1,239	1,245,358
5.63%, 08/16/32	1,425	1,453,432
6.00%, 12/07/33(b)	970	1,012,206
6.10%, 03/15/55(b)	645	652,388
6.35%, 03/22/54(b)	1,325	1,382,990
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	640	674,831
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. LIBOR US + 3.744%)(b)(d)	475	444,205
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. LIBOR US + 3.454%)(b)(d)	760	662,109
Farmers Insurance Exchange, 4.75%, 11/01/57, (3-mo. LIBOR US + 3.231%)(b)(d)	576	452,546
Fidelity National Financial Inc.
2.45%, 03/15/31	1,072	915,892
3.20%, 09/17/51	765	498,186
3.40%, 06/15/30	1,150	1,057,837
4.50%, 08/15/28	852	845,937
First American Financial Corp.
2.40%, 08/15/31	992	823,354
4.00%, 05/15/30	865	815,072
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	2,710	2,473,388
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	1,195	1,263,653
Five Corners Funding Trust IV, 6.00%, 02/15/53(b)	985	1,051,683
GA Global Funding Trust
1.63%, 01/15/26(b)	986	944,047
1.95%, 09/15/28(b)	1,107	997,448
2.25%, 01/06/27(a)(b)	780	737,216
2.90%, 01/06/32(b)	1,060	908,283
5.50%, 01/08/29(b)	500	512,912
Global Atlantic Fin Co.
3.13%, 06/15/31(a)(b)	1,090	931,552
4.40%, 10/15/29(a)(b)	1,013	966,567
Security	Par (000)	Value
Insurance (continued)
6.75%, 03/15/54(a)(b)	$1,275	$1,304,125
7.95%, 06/15/33(b)	1,276	1,439,546
Globe Life Inc.
2.15%, 08/15/30	787	670,909
4.55%, 09/15/28(a)	1,135	1,120,766
4.80%, 06/15/32	440	428,051
5.85%, 09/15/34	350	354,318
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	895	877,492
4.58%, 05/17/48(b)	553	490,074
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	1,325	1,086,665
Guardian Life Global Funding
0.88%, 12/10/25(b)	778	743,105
1.25%, 05/13/26(b)	666	630,739
1.25%, 11/19/27(a)(b)	460	416,864
1.40%, 07/06/27(a)(b)	520	479,525
1.63%, 09/16/28(a)(b)	445	401,722
3.25%, 03/29/27(b)	695	676,413
5.55%, 10/28/27(b)	1,010	1,044,374
5.74%, 10/02/28(a)(b)	370	389,496
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	396	282,730
4.85%, 01/24/77(a)(b)	641	580,918
4.88%, 06/19/64(b)	540	497,456
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	883	767,134
4.50%, 04/15/26(a)	916	912,647
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29(a)	1,174	1,080,836
2.90%, 09/15/51	950	629,098
3.60%, 08/19/49	945	719,326
4.30%, 04/15/43	523	461,007
4.40%, 03/15/48	626	547,648
5.95%, 10/15/36(a)	708	762,290
6.10%, 10/01/41	577	616,618
6.63%, 03/30/40(a)	557	628,512
Hill City Funding Trust, 4.05%, 08/15/41(b)	400	318,977
Horace Mann Educators Corp.
4.50%, 12/01/25(a)	110	109,153
7.25%, 09/15/28	195	210,810
Intact Financial Corp., 5.46%, 09/22/32(b)	965	980,006
Jackson Financial Inc.
3.13%, 11/23/31	790	683,645
4.00%, 11/23/51	890	649,456
5.17%, 06/08/27	392	397,331
5.67%, 06/08/32(a)	480	495,503
Jackson National Life Global Funding
3.05%, 04/29/26(b)	656	637,298
3.05%, 06/21/29(a)(b)	812	729,723
5.25%, 04/12/28(b)	275	276,191
5.50%, 01/09/26(a)(b)	730	734,562
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	565	595,883
Kemper Corp.
2.40%, 09/30/30	945	803,319
3.80%, 02/23/32(a)	440	392,438
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)(b)	2,031	1,531,573
3.95%, 05/15/60(b)	1,754	1,241,757
4.57%, 02/01/29(b)	1,776	1,767,621
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.85%, 08/01/44(a)(b)	$100	$90,321
5.50%, 06/15/52(a)(b)	1,495	1,443,600
6.50%, 03/15/35(a)(b)	607	618,546
6.50%, 05/01/42(a)(b)	395	403,344
Lincoln National Corp.
3.05%, 01/15/30(a)	578	531,733
3.40%, 01/15/31(a)	655	597,023
3.40%, 03/01/32(a)	320	287,429
3.63%, 12/12/26(a)	750	735,381
3.80%, 03/01/28(a)	511	496,931
4.35%, 03/01/48	362	288,897
4.38%, 06/15/50	475	376,439
5.85%, 03/15/34(a)	275	286,642
6.30%, 10/09/37	609	654,949
7.00%, 06/15/40(a)	584	665,054
Loews Corp.
3.20%, 05/15/30	1,225	1,144,894
3.75%, 04/01/26(a)	966	954,912
4.13%, 05/15/43	809	689,249
6.00%, 02/01/35(a)	195	212,254
Manulife Financial Corp.
2.48%, 05/19/27(a)	1,205	1,149,606
3.70%, 03/16/32(a)	775	729,871
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(d)	1,170	1,145,230
4.15%, 03/04/26	1,401	1,393,936
5.38%, 03/04/46	925	939,892
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)(b)	805	570,828
Markel Group Inc.
3.35%, 09/17/29	861	812,147
3.45%, 05/07/52	1,095	757,982
3.50%, 11/01/27	847	821,024
4.15%, 09/17/50(a)	886	710,149
4.30%, 11/01/47	581	478,414
5.00%, 03/30/43(a)	395	365,601
5.00%, 04/05/46	456	414,507
5.00%, 05/20/49	645	588,746
6.00%, 05/16/54	615	637,256
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	1,235	1,092,469
2.38%, 12/15/31	465	401,649
2.90%, 12/15/51	670	443,872
3.75%, 03/14/26	1,001	990,168
4.20%, 03/01/48	1,006	861,522
4.35%, 01/30/47	879	766,609
4.38%, 03/15/29(a)	2,077	2,084,706
4.75%, 03/15/39	778	755,767
4.90%, 03/15/49	1,796	1,700,408
5.15%, 03/15/34(a)	630	652,708
5.40%, 09/15/33(a)	775	817,553
5.45%, 03/15/53(a)	570	583,300
5.45%, 03/15/54	520	534,166
5.70%, 09/15/53(a)	1,380	1,466,888
5.75%, 11/01/32	595	640,454
5.88%, 08/01/33	665	721,250
6.25%, 11/01/52	495	565,842
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	950	609,827
3.38%, 04/15/50(b)	903	647,954
3.73%, 10/15/70(b)	1,010	711,993
Security	Par (000)	Value
Insurance (continued)
4.50%, 04/15/65(b)	$405	$328,100
4.90%, 04/01/77(b)	553	483,720
5.08%, 02/15/69, (3-mo. LIBOR US + 3.191%)(b)(d)	1,115	1,007,429
5.38%, 12/01/41(a)(b)	637	597,841
5.67%, 12/01/52(b)	410	414,571
MassMutual Global Funding II
1.20%, 07/16/26(b)	640	603,096
1.55%, 10/09/30(b)	1,273	1,071,920
2.15%, 03/09/31(a)(b)	903	784,433
2.35%, 01/14/27(b)	605	579,617
3.40%, 03/08/26(a)(b)	1,182	1,165,097
4.50%, 04/10/26(b)	1,350	1,352,483
4.85%, 01/17/29(a)(b)	930	947,941
5.05%, 12/07/27(a)(b)	1,180	1,207,855
5.05%, 06/14/28(a)(b)	780	798,011
5.10%, 04/09/27(b)	780	797,027
5.15%, 05/30/29(b)	770	794,700
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)(d)	685	680,716
5.20%, 10/20/45, (5-year USD Swap + 4.230%)(a)(b)(d)	1,685	1,674,133
Mercury General Corp., 4.40%, 03/15/27	928	911,908
Met Tower Global Funding
1.25%, 09/14/26(b)	1,137	1,066,762
4.85%, 01/16/27(b)	610	617,896
5.25%, 04/12/29(a)(b)	930	959,407
5.40%, 06/20/26(a)(b)	870	882,846
MetLife Capital Trust IV, 7.88%, 12/15/67(a)(b)	1,064	1,166,147
MetLife Inc.
3.60%, 11/13/25	870	860,196
4.05%, 03/01/45	1,402	1,186,270
4.13%, 08/13/42	1,025	889,626
4.55%, 03/23/30	1,400	1,419,741
4.60%, 05/13/46	1,130	1,033,686
4.72%, 12/15/44	810	744,357
4.88%, 11/13/43	1,244	1,183,933
5.00%, 07/15/52	1,385	1,333,752
5.25%, 01/15/54	1,465	1,469,998
5.30%, 12/15/34	610	632,567
5.38%, 07/15/33(a)	1,065	1,115,132
5.70%, 06/15/35(a)	1,656	1,774,493
5.88%, 02/06/41	1,186	1,265,777
6.38%, 06/15/34	1,053	1,176,259
6.40%, 12/15/66(a)	1,794	1,887,157
6.50%, 12/15/32(a)	976	1,099,970
9.25%, 04/08/68(b)	305	358,838
10.75%, 08/01/69(a)	636	872,655
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	1,155	951,356
1.88%, 01/11/27(a)(b)	802	758,415
2.40%, 01/11/32(a)(b)	1,200	1,024,595
2.95%, 04/09/30(b)	1,480	1,362,893
3.00%, 09/19/27(b)	1,799	1,727,937
3.05%, 06/17/29(a)(b)	812	761,509
3.30%, 03/21/29(b)	650	618,871
3.45%, 12/18/26(a)(b)	1,704	1,670,081
4.30%, 08/25/29(b)	900	893,281
4.40%, 06/30/27(a)(b)	610	611,508
4.85%, 01/08/29(a)(b)	495	503,515

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.00%, 01/06/26(b)	$860	$865,331
5.05%, 06/11/27(a)(b)	485	495,411
5.05%, 01/06/28(b)	1,075	1,094,096
5.05%, 01/08/34(a)(b)	695	706,458
5.15%, 03/28/33(a)(b)	1,432	1,468,488
5.40%, 09/12/28(b)	795	823,309
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	535	552,264
MGIC Investment Corp., 5.25%, 08/15/28	65	64,710
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(b)(d)(e)	255	251,178
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(d)	675	692,906
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	53,182
Mutual of Omaha Companies Global Funding
5.35%, 04/09/27(a)(b)	1,460	1,487,739
5.45%, 12/12/28(b)	510	525,203
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	765	778,333
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	150	154,935
6.80%, 06/15/36(b)	120	130,306
National Life Insurance Co., 5.25%, 07/19/68, (3-mo. LIBOR US + 3.314%)(a)(b)(d)	180	155,502
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,700	1,332,982
5.30%, 11/18/44(a)(b)	605	581,693
6.75%, 05/15/87(a)	225	228,375
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,909	1,513,025
4.95%, 04/22/44(a)(b)	772	685,340
7.88%, 04/01/33(a)(b)	468	533,626
8.25%, 12/01/31(b)	614	701,213
9.38%, 08/15/39(a)(b)	692	920,793
New York Life Global Funding
0.85%, 01/15/26(a)(b)	880	838,935
1.15%, 06/09/26(b)	1,290	1,217,586
1.20%, 08/07/30(b)	1,135	945,633
1.85%, 08/01/31(a)(b)	449	375,010
2.35%, 07/14/26(a)(b)	120	115,824
3.00%, 01/10/28(b)	1,092	1,047,392
3.25%, 04/07/27(b)	1,020	994,142
4.55%, 01/28/33(b)	1,540	1,516,135
4.70%, 04/02/26(b)	1,030	1,034,058
4.70%, 01/29/29(b)	1,215	1,231,203
4.85%, 01/09/28(b)	1,605	1,628,651
4.90%, 04/02/27(a)(b)	625	635,773
4.90%, 06/13/28(a)(b)	979	998,291
5.00%, 06/06/29(a)(b)	495	509,457
5.00%, 01/09/34(b)	1,110	1,127,856
5.45%, 09/18/26(a)(b)	625	638,085
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,971	1,530,678
4.45%, 05/15/69(b)	1,995	1,689,406
5.88%, 05/15/33(b)	1,518	1,615,004
6.75%, 11/15/39(a)(b)	1,271	1,472,232
Security	Par (000)	Value
Insurance (continued)
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(b)(d)	$2,345	$2,024,785
2.90%, 09/16/51, (5-year CMT + 2.600%)(b)(d)	1,130	967,837
3.40%, 01/23/50, (5-year CMT + 2.612%)(b)(d)	1,332	1,220,439
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(d)	505	488,210
4.70%, 01/20/46, (5-year USD ICE Swap + 3.750%)(a)(b)(d)	1,050	1,039,389
5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)(d)	1,380	1,431,549
6.25%, 09/13/53, (5-year CMT + 2.954%)(a)(b)(d)	845	902,629
NMI Holdings Inc., 6.00%, 08/15/29(a)	275	281,501
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	1,053	1,002,761
1.70%, 06/01/28(a)(b)	1,135	1,027,926
1.75%, 01/11/27(a)(b)	1,402	1,323,163
4.35%, 09/15/27(b)	420	421,065
4.70%, 04/06/26(a)(b)	255	255,930
4.71%, 01/10/29(b)	635	643,876
4.90%, 06/12/28(b)	985	1,003,027
5.07%, 03/25/27(a)(b)	750	766,187
5.16%, 05/28/31(b)	1,455	1,511,331
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	1,245	894,040
3.63%, 09/30/59(a)(b)	1,709	1,237,374
3.85%, 09/30/47(a)(b)	2,007	1,590,973
6.06%, 03/30/40(a)(b)	935	1,007,184
Old Republic International Corp.
3.85%, 06/11/51	937	684,726
3.88%, 08/26/26	773	760,052
5.75%, 03/28/34	470	486,232
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	450	328,198
Pacific Life Global Funding II
1.38%, 04/14/26(b)	1,950	1,855,549
1.45%, 01/20/28(b)	857	775,671
1.60%, 09/21/28(b)	717	640,715
2.45%, 01/11/32(b)	720	603,804
4.50%, 08/28/29(b)	550	550,772
4.90%, 04/04/28(b)	805	815,859
4.90%, 01/11/29(b)	395	401,838
5.50%, 08/28/26(b)	895	911,624
5.50%, 07/18/28(a)(b)	880	912,414
Pacific Life Insurance Co.
4.30%, 10/24/67, (3-mo. LIBOR US + 2.796%)(a)(b)(d)	1,115	903,241
9.25%, 06/15/39(b)	65	89,123
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	975	693,531
5.13%, 01/30/43(b)	600	575,641
5.40%, 09/15/52(a)(b)	1,290	1,287,242
6.60%, 09/15/33(a)(b)	510	565,317
PartnerRe Finance B LLC
3.70%, 07/02/29	1,140	1,095,529
4.50%, 10/01/50, (5-year CMT + 3.815%)(d)	730	667,218
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	501	340,205
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Pine Street Trust II, 5.57%, 02/15/49(b)	$825	$796,492
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	375	396,909
Pricoa Global Funding I
1.20%, 09/01/26(b)	1,467	1,376,904
4.40%, 08/27/27(b)	290	290,555
4.65%, 08/27/31(b)	325	324,632
5.10%, 05/30/28(a)(b)	715	735,078
5.55%, 08/28/26(b)	385	393,141
Primerica Inc., 2.80%, 11/19/31	774	668,586
Principal Financial Group Inc.
2.13%, 06/15/30	698	607,041
3.10%, 11/15/26	650	629,184
3.70%, 05/15/29	1,048	1,012,211
4.30%, 11/15/46(a)	440	379,971
4.35%, 05/15/43(a)	455	403,608
4.63%, 09/15/42	410	378,847
5.38%, 03/15/33	530	545,968
5.50%, 03/15/53(a)	430	432,388
6.05%, 10/15/36	950	1,032,654
Principal Life Global Funding II
0.88%, 01/12/26(a)(b)	920	874,455
1.25%, 08/16/26(a)(b)	768	721,359
1.50%, 11/17/26(b)	389	365,732
1.50%, 08/27/30(b)	877	730,854
1.63%, 11/19/30(a)(b)	265	220,882
2.50%, 09/16/29(a)(b)	692	627,562
3.00%, 04/18/26(b)	1,330	1,296,708
4.60%, 08/19/27(b)	450	452,156
5.00%, 01/16/27(a)(b)	340	344,480
5.10%, 01/25/29(a)(b)	915	933,196
5.50%, 06/28/28(a)(b)	720	740,045
Progressive Corp. (The)
2.45%, 01/15/27	1,025	983,320
2.50%, 03/15/27(a)	1,005	961,711
3.00%, 03/15/32	667	604,068
3.20%, 03/26/30	1,115	1,051,450
3.70%, 01/26/45	502	409,853
3.70%, 03/15/52	735	577,062
3.95%, 03/26/50	392	323,105
4.00%, 03/01/29	808	799,877
4.13%, 04/15/47	1,316	1,130,371
4.20%, 03/15/48	950	823,233
4.35%, 04/25/44	530	476,569
4.95%, 06/15/33(a)	570	585,337
6.25%, 12/01/32	795	884,429
6.63%, 03/01/29	780	853,867
Protective Life Corp.
3.40%, 01/15/30(b)	806	753,658
4.30%, 09/30/28(b)	622	615,268
5.35%, 08/10/52(b)	10	9,660
Protective Life Global Funding
1.30%, 09/20/26(b)	828	775,670
1.62%, 04/15/26(b)	905	863,325
1.74%, 09/21/30(b)	1,065	913,704
1.90%, 07/06/28(b)	655	600,799
4.71%, 07/06/27(b)	525	529,576
4.99%, 01/12/27(b)	700	708,588
5.21%, 04/14/26(b)	790	796,946
5.22%, 06/12/29(a)(b)	300	309,075
5.37%, 01/06/26(a)(b)	960	968,562
5.47%, 12/08/28(b)	945	980,954
Security	Par (000)	Value
Insurance (continued)
Prudential Financial Inc.
1.50%, 03/10/26(a)	$1,118	$1,071,290
2.10%, 03/10/30(a)	775	689,204
3.00%, 03/10/40(a)	665	514,669
3.70%, 10/01/50, (5-year CMT + 3.035%)(d)	1,050	940,759
3.70%, 03/13/51(a)	2,203	1,692,436
3.88%, 03/27/28	800	785,744
3.91%, 12/07/47	1,317	1,060,672
3.94%, 12/07/49	1,557	1,253,275
4.35%, 02/25/50	1,389	1,203,588
4.42%, 03/27/48	564	489,855
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(d)	947	905,991
4.60%, 05/15/44	1,065	976,425
5.13%, 03/01/52, (5-year CMT + 3.162%)(d)	1,290	1,256,905
5.70%, 12/14/36	1,268	1,353,138
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(d)	1,347	1,340,519
5.75%, 07/15/33(a)	911	994,739
6.00%, 09/01/52, (5-year CMT + 3.234%)(d)	965	989,933
6.50%, 03/15/54, (5-year CMT + 2.404%)(d)	1,090	1,127,279
6.63%, 12/01/37	680	786,466
6.63%, 06/21/40	475	539,041
6.75%, 03/01/53, (5-year CMT + 2.848%)(d)	245	260,364
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	1,524	1,416,905
3.63%, 03/24/32	760	701,320
Reinsurance Group of America Inc.
3.15%, 06/15/30	1,041	959,195
3.90%, 05/15/29	1,110	1,074,444
3.95%, 09/15/26	980	968,116
5.75%, 09/15/34	505	524,531
6.00%, 09/15/33	665	701,754
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	1,039	963,674
2.75%, 01/21/27(a)(b)	767	728,673
5.24%, 02/02/26(a)(b)	15	15,014
RenaissanceRe Finance Inc., 3.45%, 07/01/27(a)	909	881,318
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	645	617,963
5.75%, 06/05/33	1,000	1,033,488
RGA Global Funding
2.00%, 11/30/26(a)(b)	695	655,402
2.70%, 01/18/29(a)(b)	970	894,809
5.45%, 05/24/29(a)(b)	1,085	1,119,077
5.50%, 01/11/31(b)	415	428,985
6.00%, 11/21/28(b)	445	467,600
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	1,210	1,040,104
4.45%, 05/12/27(b)	880	864,147
4.75%, 04/08/32(a)(b)	745	686,661
6.88%, 04/15/34(b)	955	1,009,779
SBL Holdings Inc.
5.00%, 02/18/31(a)(b)	1,050	952,476
5.13%, 11/13/26(b)	835	820,054
Securian Financial Group Inc., 4.80%, 04/15/48(b)	560	498,347
Selective Insurance Group Inc., 5.38%, 03/01/49(a)	330	319,644
SiriusPoint Ltd., 7.00%, 04/05/29(a)	60	63,007

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Sompo International Holdings Ltd., 7.00%, 07/15/34	$350	$396,916
Stewart Information Services Corp., 3.60%, 11/15/31	736	631,326
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(a)(b)(d)	1,108	985,583
4.00%, 09/14/77, (3-mo. LIBOR US + 2.993%)(b)(d)	745	719,584
5.88%, (5-year CMT + 2.841%)(b)(d)(e)	350	359,174
Swiss Re America Holding Corp., 7.00%, 02/15/26	130	134,094
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)(d)	994	992,310
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	5	4,395
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	2,207	1,570,567
4.27%, 05/15/47(a)(b)	3,031	2,568,634
4.90%, 09/15/44(b)	2,054	1,922,694
6.85%, 12/16/39(a)(b)	1,514	1,773,878
Transatlantic Holdings Inc., 8.00%, 11/30/39	545	704,393
Travelers Companies Inc. (The)
2.55%, 04/27/50	475	303,668
3.05%, 06/08/51	955	672,843
3.75%, 05/15/46	977	790,187
4.00%, 05/30/47	1,241	1,044,471
4.05%, 03/07/48	883	752,357
4.10%, 03/04/49	772	659,896
4.30%, 08/25/45	783	693,130
4.60%, 08/01/43	535	500,772
5.35%, 11/01/40	1,009	1,033,839
5.45%, 05/25/53	820	857,492
6.25%, 06/15/37	900	1,012,462
6.75%, 06/20/36(a)	820	956,545
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	804	904,909
Trinity Acquisition PLC
4.40%, 03/15/26	722	717,114
6.13%, 08/15/43(a)	677	690,419
Trustage Financial Group Inc., 4.63%, 04/15/32(b)	285	257,155
Unum Group
3.88%, 11/05/25(a)	20	19,754
4.00%, 06/15/29	81	78,718
4.13%, 06/15/51	685	524,097
4.50%, 12/15/49	1,425	1,168,927
5.75%, 08/15/42	501	499,444
6.00%, 06/15/54(a)	265	269,786
W R Berkley Corp.
3.15%, 09/30/61(a)	305	194,825
3.55%, 03/30/52	507	370,559
4.00%, 05/12/50(a)	590	476,606
4.75%, 08/01/44(a)	705	647,295
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	685	720,338
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	525	369,096
5.15%, 01/15/49(a)(b)	425	396,046
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29	$1,105	$1,021,138
3.88%, 09/15/49	621	478,781
4.50%, 09/15/28	1,347	1,340,329
4.65%, 06/15/27	685	686,123
5.05%, 09/15/48	460	423,042
5.35%, 05/15/33	530	539,698
5.90%, 03/05/54	990	1,017,531
WR Berkley Corp., 6.25%, 02/15/37	200	214,563
XL Group Ltd., 5.25%, 12/15/43	410	399,178
		534,860,532
Internet — 1.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	1,425	1,222,864
2.70%, 02/09/41(a)	875	619,264
3.15%, 02/09/51(a)	1,630	1,114,996
3.25%, 02/09/61(a)	1,115	734,638
3.40%, 12/06/27(a)	3,287	3,174,398
4.00%, 12/06/37(a)	1,628	1,449,116
4.20%, 12/06/47(a)	1,965	1,645,506
4.40%, 12/06/57(a)	1,280	1,079,785
4.50%, 11/28/34(a)	1,292	1,246,156
Alphabet Inc.
0.80%, 08/15/27	2,120	1,943,776
1.10%, 08/15/30	3,516	2,978,378
1.90%, 08/15/40(a)	1,910	1,320,974
2.00%, 08/15/26	3,126	3,007,101
2.05%, 08/15/50	3,450	2,099,651
2.25%, 08/15/60(a)	2,847	1,706,010
Amazon.com Inc.
1.00%, 05/12/26	3,695	3,505,355
1.20%, 06/03/27	1,800	1,665,098
1.50%, 06/03/30	3,069	2,653,857
1.65%, 05/12/28	3,215	2,950,982
2.10%, 05/12/31	3,990	3,485,486
2.50%, 06/03/50	3,524	2,258,588
2.70%, 06/03/60	2,611	1,622,624
2.88%, 05/12/41	2,817	2,186,902
3.10%, 05/12/51	4,865	3,506,866
3.15%, 08/22/27	4,841	4,723,016
3.25%, 05/12/61	2,406	1,683,807
3.30%, 04/13/27	2,962	2,903,619
3.45%, 04/13/29	1,780	1,739,632
3.60%, 04/13/32	2,855	2,721,058
3.88%, 08/22/37	4,200	3,858,177
3.95%, 04/13/52	3,524	2,968,853
4.05%, 08/22/47	4,483	3,900,101
4.10%, 04/13/62	1,660	1,392,489
4.25%, 08/22/57	2,968	2,610,741
4.55%, 12/01/27	2,945	2,986,963
4.60%, 12/01/25	1,645	1,649,482
4.65%, 12/01/29	2,195	2,251,990
4.70%, 12/01/32(a)	2,935	3,006,869
4.80%, 12/05/34	2,235	2,300,493
4.95%, 12/05/44(a)	2,078	2,098,251
5.20%, 12/03/25	905	912,944
Baidu Inc.
1.63%, 02/23/27(a)	235	219,333
2.38%, 08/23/31	465	400,104
3.43%, 04/07/30	390	367,992
3.63%, 07/06/27(a)	560	547,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.38%, 03/29/28(a)	$594	$591,629
4.88%, 11/14/28	455	461,265
Booking Holdings Inc.
3.55%, 03/15/28	1,096	1,067,514
3.60%, 06/01/26	1,586	1,564,745
4.63%, 04/13/30	2,486	2,512,742
eBay Inc.
1.40%, 05/10/26	1,002	949,740
2.60%, 05/10/31(a)	1,416	1,246,864
2.70%, 03/11/30(a)	1,472	1,345,835
3.60%, 06/05/27(a)	1,432	1,402,877
3.65%, 05/10/51(a)	1,325	992,860
4.00%, 07/15/42	1,136	942,837
5.90%, 11/22/25	465	470,949
5.95%, 11/22/27	595	623,171
6.30%, 11/22/32	520	569,472
Expedia Group Inc.
2.95%, 03/15/31(a)	1,039	934,495
3.25%, 02/15/30(a)	1,941	1,811,852
3.80%, 02/15/28	1,582	1,539,024
4.63%, 08/01/27	1,354	1,357,849
5.00%, 02/15/26	1,024	1,026,264
JD.com Inc.
3.38%, 01/14/30	214	201,610
3.88%, 04/29/26	225	221,744
Meituan
2.13%, 10/28/25(a)(b)	265	256,311
3.05%, 10/28/30(b)	830	743,135
Meta Platforms Inc.
3.50%, 08/15/27	4,357	4,291,792
3.85%, 08/15/32(a)	4,170	3,994,546
4.30%, 08/15/29	1,155	1,162,811
4.45%, 08/15/52	3,765	3,368,530
4.55%, 08/15/31	1,385	1,400,717
4.60%, 05/15/28	2,280	2,320,178
4.65%, 08/15/62	1,997	1,794,698
4.75%, 08/15/34	5,075	5,106,850
4.80%, 05/15/30	1,745	1,799,550
4.95%, 05/15/33	2,075	2,140,961
5.40%, 08/15/54	2,790	2,845,378
5.55%, 08/15/64	2,670	2,734,994
5.60%, 05/15/53	3,465	3,652,261
5.75%, 05/15/63	2,421	2,580,078
Netflix Inc.
4.38%, 11/15/26	1,680	1,680,842
4.88%, 04/15/28	2,765	2,819,843
4.88%, 06/15/30(b)	1,519	1,553,248
5.38%, 11/15/29(b)	1,410	1,472,176
5.40%, 08/15/54	320	333,514
5.88%, 11/15/28	3,132	3,314,852
6.38%, 05/15/29	1,345	1,457,375
Prosus NV
3.06%, 07/13/31(b)	1,482	1,268,588
3.26%, 01/19/27(b)	725	691,731
3.68%, 01/21/30(b)	1,876	1,729,806
3.83%, 02/08/51(b)	2,092	1,394,027
4.03%, 08/03/50(b)	1,745	1,215,289
4.19%, 01/19/32(b)	570	518,618
4.85%, 07/06/27(b)	110	108,630
4.99%, 01/19/52(a)(b)	1,495	1,200,946
Security	Par (000)	Value
Internet (continued)
Tencent Holdings Ltd.
1.81%, 01/26/26(a)(b)	$835	$804,045
2.39%, 06/03/30(a)(b)	2,486	2,217,735
2.88%, 04/22/31(a)(b)	985	883,340
3.24%, 06/03/50(a)(b)	2,390	1,677,351
3.29%, 06/03/60(b)	630	420,061
3.58%, 04/11/26(b)	1,142	1,124,515
3.60%, 01/19/28(b)	2,069	2,012,714
3.68%, 04/22/41(a)(b)	1,060	860,687
3.84%, 04/22/51(b)	2,945	2,301,913
3.93%, 01/19/38(b)	914	803,786
3.94%, 04/22/61(b)	1,225	939,990
3.98%, 04/11/29(a)(b)	2,991	2,923,934
4.53%, 04/11/49(a)(b)	560	495,838
Tencent Music Entertainment Group
1.38%, 09/03/25	100	96,471
2.00%, 09/03/30	890	763,959
VeriSign Inc.
2.70%, 06/15/31	1,435	1,245,063
4.75%, 07/15/27(a)	1,475	1,470,324
Weibo Corp., 3.38%, 07/08/30(a)	1,285	1,151,138
		199,401,871
Iron & Steel — 0.3%
ArcelorMittal SA
4.25%, 07/16/29(a)	1,072	1,048,746
4.55%, 03/11/26	710	706,260
6.00%, 06/17/34	675	699,225
6.35%, 06/17/54	715	719,091
6.55%, 11/29/27(a)	2,600	2,741,045
6.80%, 11/29/32(a)	1,435	1,570,618
7.75%, 10/15/39	1,009	1,119,919
7.75%, 03/01/41(a)	671	714,290
Gerdau Trade Inc., 4.88%, 10/24/27(b)	115	114,708
GUSAP III LP
4.25%, 01/21/30(b)	725	698,757
7.25%, 04/16/44(b)	75	85,433
Nucor Corp.
2.70%, 06/01/30(a)	944	863,712
2.98%, 12/15/55	912	579,486
3.13%, 04/01/32	975	879,955
3.85%, 04/01/52	1,085	859,594
3.95%, 05/01/28	1,200	1,186,048
4.30%, 05/23/27(a)	1,040	1,039,305
4.40%, 05/01/48(a)	520	458,740
5.20%, 08/01/43(a)	115	115,373
6.40%, 12/01/37	900	1,021,098
POSCO
4.50%, 08/04/27(b)	70	69,579
4.88%, 01/23/27(b)	370	370,881
5.63%, 01/17/26(b)	30	30,302
5.75%, 01/17/28(b)	435	448,896
Reliance Inc.
2.15%, 08/15/30	1,144	995,433
6.85%, 11/15/36	415	466,875
Steel Dynamics Inc.
1.65%, 10/15/27	302	276,681
3.25%, 01/15/31(a)	875	796,752
3.25%, 10/15/50(a)	801	544,827
3.45%, 04/15/30	845	789,605
5.00%, 12/15/26(a)	976	974,733
5.38%, 08/15/34	705	715,009

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
3.75%, 07/08/30	$1,830	$1,709,194
6.13%, 06/12/33(a)	1,850	1,936,689
6.40%, 06/28/54	1,010	1,031,085
6.88%, 11/21/36	868	955,480
6.88%, 11/10/39	903	986,283
8.25%, 01/17/34(a)	565	679,182
Vale SA, 5.63%, 09/11/42(a)	562	563,453
		31,562,342
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	830	686,635
4.40%, 09/15/32(a)	697	647,825
5.10%, 04/01/52(a)	674	549,378
Brunswick Corp./DE, 5.85%, 03/18/29(a)	340	347,844
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	1,025	979,133
5.95%, 06/11/29(b)	635	649,667
6.50%, 03/10/28(a)(b)	1,240	1,289,847
Harley-Davidson Inc., 4.63%, 07/28/45(a)	513	440,914
Polaris Inc., 6.95%, 03/15/29	215	230,574
		5,821,817
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29(a)	748	696,419
3.70%, 01/15/31	807	736,934
5.85%, 08/01/34(a)	770	787,159
Hyatt Hotels Corp.
4.38%, 09/15/28	831	817,120
4.85%, 03/15/26	522	520,915
5.25%, 06/30/29(a)	440	447,046
5.50%, 06/30/34	365	370,134
5.75%, 01/30/27	655	667,914
5.75%, 04/23/30	835	865,001
Las Vegas Sands Corp.
3.50%, 08/18/26(a)	410	398,229
3.90%, 08/08/29	255	239,330
5.90%, 06/01/27(a)	405	413,421
6.00%, 08/15/29(a)	535	548,893
6.20%, 08/15/34(a)	620	634,960
Marriott International Inc./MD
3.75%, 10/01/25	124	122,543
4.50%, 10/01/34(a)	570	542,518
4.88%, 05/15/29(a)	600	607,227
4.90%, 04/15/29	1,177	1,192,644
5.00%, 10/15/27(a)	1,510	1,533,591
5.30%, 05/15/34	960	976,276
5.45%, 09/15/26	470	478,073
5.55%, 10/15/28	980	1,016,573
Series AA, 4.65%, 12/01/28(a)	640	640,952
Series FF, 4.63%, 06/15/30	1,567	1,569,022
Series GG, 3.50%, 10/15/32	1,670	1,505,684
Series HH, 2.85%, 04/15/31	1,942	1,722,957
Series II, 2.75%, 10/15/33	435	364,920
Series R, 3.13%, 06/15/26	1,311	1,276,596
Series X, 4.00%, 04/15/28	967	948,289
Sands China Ltd.
2.30%, 03/08/27	465	430,530
2.85%, 03/08/29	847	759,023
3.25%, 08/08/31(a)	1,020	880,615
Security	Par (000)	Value
Lodging (continued)
3.80%, 01/08/26	$528	$515,400
4.38%, 06/18/30(a)	1,175	1,108,691
5.40%, 08/08/28	2,405	2,399,617
		28,735,216
Machinery — 0.9%
ABB Finance USA Inc.
3.80%, 04/03/28	536	533,285
4.38%, 05/08/42	650	603,468
AGCO Corp.
5.45%, 03/21/27	905	918,892
5.80%, 03/21/34(a)	910	935,930
Caterpillar Financial Services Corp.
0.80%, 11/13/25	720	689,468
0.90%, 03/02/26(a)	1,124	1,068,578
1.10%, 09/14/27(a)	1,587	1,449,224
1.15%, 09/14/26	765	719,130
1.70%, 01/08/27(a)	1,296	1,224,175
2.40%, 08/09/26(a)	995	959,467
3.60%, 08/12/27(a)	1,059	1,044,921
4.35%, 05/15/26	1,462	1,461,783
4.38%, 08/16/29	550	552,454
4.40%, 10/15/27	590	593,489
4.45%, 10/16/26	550	552,375
4.50%, 01/08/27	450	453,346
4.80%, 01/06/26	861	865,404
4.85%, 02/27/29(a)	750	767,995
5.00%, 05/14/27(a)	655	668,537
5.05%, 02/27/26(a)	750	758,004
Caterpillar Inc.
1.90%, 03/12/31(a)	862	749,947
2.60%, 09/19/29(a)	930	862,596
2.60%, 04/09/30	1,712	1,572,669
3.25%, 09/19/49	1,594	1,184,962
3.25%, 04/09/50(a)	1,664	1,240,812
3.80%, 08/15/42	2,162	1,844,665
4.30%, 05/15/44(a)	559	507,038
4.75%, 05/15/64(a)	610	569,017
5.20%, 05/27/41	1,276	1,302,193
5.30%, 09/15/35(a)	535	575,524
6.05%, 08/15/36	455	513,746
CNH Industrial Capital LLC
1.45%, 07/15/26	665	627,355
1.88%, 01/15/26	772	743,083
4.55%, 04/10/28(a)	1,000	998,191
5.10%, 04/20/29	975	994,106
5.45%, 10/14/25	430	432,937
5.50%, 01/12/29	600	620,550
CNH Industrial NV, 3.85%, 11/15/27	927	908,495
Deere & Co.
2.88%, 09/07/49(a)	1,094	768,880
3.10%, 04/15/30	1,426	1,340,145
3.75%, 04/15/50	1,394	1,155,823
3.90%, 06/09/42	1,150	1,004,869
5.38%, 10/16/29(a)	863	908,869
7.13%, 03/03/31(a)	617	716,617
8.10%, 05/15/30	140	166,560
Dover Corp.
2.95%, 11/04/29	728	679,785
3.15%, 11/15/25	585	574,638
5.38%, 10/15/35	548	575,967
5.38%, 03/01/41	427	432,714
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
6.60%, 03/15/38	$340	$386,859
Flowserve Corp.
2.80%, 01/15/32(a)	775	661,474
3.50%, 10/01/30	875	808,335
IDEX Corp.
2.63%, 06/15/31	815	710,639
3.00%, 05/01/30	970	889,625
Ingersoll Rand Inc.
5.18%, 06/15/29	610	625,762
5.20%, 06/15/27	650	661,393
5.31%, 06/15/31(a)	305	315,483
5.40%, 08/14/28(a)	975	1,004,744
5.45%, 06/15/34(a)	840	873,622
5.70%, 08/14/33(a)	1,530	1,613,892
5.70%, 06/15/54	810	842,611
John Deere Capital Corp.
0.70%, 01/15/26	1,037	986,811
1.05%, 06/17/26(a)	963	910,264
1.30%, 10/13/26(a)	842	792,394
1.45%, 01/15/31(a)	1,035	870,196
1.50%, 03/06/28(a)	932	848,692
1.70%, 01/11/27(a)	852	804,275
1.75%, 03/09/27	838	788,331
2.00%, 06/17/31	1,065	915,199
2.25%, 09/14/26	873	838,351
2.35%, 03/08/27	790	754,168
2.45%, 01/09/30	1,161	1,062,021
2.65%, 06/10/26	745	724,334
2.80%, 09/08/27	643	617,849
2.80%, 07/18/29	1,187	1,109,830
3.05%, 01/06/28	665	641,133
3.35%, 04/18/29	705	680,662
3.45%, 03/07/29	893	862,738
3.90%, 06/07/32	905	864,751
4.15%, 09/15/27(a)	1,445	1,445,598
4.35%, 09/15/32(a)	910	905,504
4.50%, 01/08/27(a)	1,000	1,008,904
4.50%, 01/16/29	845	853,686
4.70%, 06/10/30	1,640	1,675,812
4.75%, 06/08/26	945	952,047
4.75%, 01/20/28(a)	1,545	1,569,502
4.80%, 01/09/26	1,274	1,281,366
4.85%, 03/05/27(a)	675	685,246
4.85%, 06/11/29	935	957,358
4.85%, 10/11/29	705	724,363
4.90%, 06/11/27(a)	1,080	1,099,469
4.90%, 03/03/28	1,070	1,094,464
4.90%, 03/07/31	960	984,307
4.95%, 03/06/26(a)	500	504,269
4.95%, 07/14/28	1,270	1,302,824
5.05%, 03/03/26(a)	995	1,004,362
5.10%, 04/11/34	1,280	1,322,769
5.15%, 09/08/26	450	457,943
5.15%, 09/08/33	515	536,745
Series 1, 5.05%, 06/12/34	1,080	1,111,156
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	340	349,264
Nordson Corp.
5.60%, 09/15/28	455	471,398
5.80%, 09/15/33	380	405,070
Security	Par (000)	Value
Machinery (continued)
nVent Finance SARL
2.75%, 11/15/31	$491	$420,398
4.55%, 04/15/28	718	710,970
5.65%, 05/15/33	545	559,095
Oshkosh Corp.
3.10%, 03/01/30	590	541,000
4.60%, 05/15/28	740	740,088
Otis Worldwide Corp.
2.29%, 04/05/27	730	691,512
2.57%, 02/15/30	2,414	2,180,142
3.11%, 02/15/40	1,191	923,880
3.36%, 02/15/50(a)	1,017	746,181
5.25%, 08/16/28(a)	815	838,695
Rockwell Automation Inc.
1.75%, 08/15/31	700	586,924
2.80%, 08/15/61	645	393,501
3.50%, 03/01/29	443	428,957
4.20%, 03/01/49	627	544,568
6.25%, 12/01/37(a)	272	304,092
6.70%, 01/15/28	434	463,853
Weir Group PLC (The), 2.20%, 05/13/26(b)	460	439,066
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	1,373	1,339,280
4.70%, 09/15/28	1,949	1,954,758
5.61%, 03/11/34	235	244,730
Xylem Inc./New York
1.95%, 01/30/28(a)	1,103	1,017,168
2.25%, 01/30/31(a)	1,043	908,607
3.25%, 11/01/26	1,061	1,032,447
4.38%, 11/01/46(a)	570	497,520
		107,069,974
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	1,108	1,058,703
2.38%, 08/26/29	1,631	1,477,747
2.88%, 10/15/27(a)	1,445	1,382,848
3.05%, 04/15/30(a)	1,333	1,247,590
3.13%, 09/19/46	803	576,518
3.25%, 08/26/49	1,420	1,028,038
3.38%, 03/01/29	1,387	1,329,863
3.63%, 09/14/28(a)	844	820,839
3.63%, 10/15/47	583	454,798
3.70%, 04/15/50(a)	842	654,603
3.88%, 06/15/44	230	190,020
4.00%, 09/14/48(a)	1,625	1,380,767
5.70%, 03/15/37(a)	800	869,058
Carlisle Companies Inc.
2.20%, 03/01/32	790	660,708
2.75%, 03/01/30(a)	1,525	1,385,487
3.75%, 12/01/27	1,150	1,121,728
Eaton Corp.
3.10%, 09/15/27	1,372	1,329,835
3.92%, 09/15/47	392	328,729
4.00%, 11/02/32	1,190	1,147,229
4.15%, 03/15/33(a)	1,630	1,584,553
4.15%, 11/02/42	1,548	1,373,897
4.35%, 05/18/28(a)	510	513,782
4.70%, 08/23/52	940	882,659
Illinois Tool Works Inc.
2.65%, 11/15/26	1,626	1,576,838
3.90%, 09/01/42	1,475	1,274,003

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
4.88%, 09/15/41(a)	$595	$586,628
Parker-Hannifin Corp.
3.25%, 03/01/27	923	897,331
3.25%, 06/14/29	1,711	1,622,211
4.00%, 06/14/49(a)	1,212	1,002,778
4.10%, 03/01/47	855	719,387
4.20%, 11/21/34	769	734,660
4.25%, 09/15/27	1,735	1,726,016
4.45%, 11/21/44	747	665,446
4.50%, 09/15/29	1,434	1,436,941
6.25%, 05/15/38	255	284,168
Pentair Finance SARL
4.50%, 07/01/29(a)	800	789,159
5.90%, 07/15/32	539	568,520
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	2,460	2,348,839
1.70%, 03/11/28(a)(b)	2,028	1,867,194
2.15%, 03/11/31(a)(b)	2,386	2,082,099
2.35%, 10/15/26(b)	2,320	2,229,324
2.88%, 03/11/41(b)	2,195	1,677,802
3.30%, 09/15/46(b)	1,876	1,433,068
3.40%, 03/16/27(b)	1,975	1,934,305
4.20%, 03/16/47(b)	1,724	1,511,563
4.40%, 05/27/45(b)	2,487	2,264,409
6.13%, 08/17/26(b)	2,745	2,834,485
Teledyne Technologies Inc.
1.60%, 04/01/26	797	758,902
2.25%, 04/01/28	890	822,957
2.75%, 04/01/31(a)	1,629	1,442,074
Textron Inc.
2.45%, 03/15/31	772	667,982
3.00%, 06/01/30	1,035	946,321
3.38%, 03/01/28	792	760,147
3.65%, 03/15/27	790	772,731
3.90%, 09/17/29	835	807,124
4.00%, 03/15/26	632	625,155
6.10%, 11/15/33	425	453,745
		64,924,311
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,755	1,550,867
2.30%, 02/01/32	1,495	1,194,218
2.80%, 04/01/31	2,250	1,908,446
3.50%, 06/01/41	2,110	1,470,401
3.50%, 03/01/42	1,779	1,224,598
3.70%, 04/01/51(a)	2,814	1,785,459
3.75%, 02/15/28	1,592	1,522,864
3.85%, 04/01/61	2,757	1,673,515
3.90%, 06/01/52(a)	3,285	2,151,298
3.95%, 06/30/62	2,150	1,328,847
4.20%, 03/15/28	1,728	1,672,307
4.40%, 04/01/33(a)	1,410	1,281,569
4.40%, 12/01/61	2,024	1,366,721
4.80%, 03/01/50	3,844	2,924,352
5.05%, 03/30/29	2,189	2,166,744
5.13%, 07/01/49	1,695	1,358,049
5.25%, 04/01/53(a)	2,040	1,670,508
5.38%, 04/01/38	1,105	1,005,398
5.38%, 05/01/47	3,341	2,786,195
Security	Par (000)	Value
Media (continued)
5.50%, 04/01/63	$1,410	$1,130,445
5.75%, 04/01/48	3,335	2,895,331
6.10%, 06/01/29	1,540	1,591,094
6.15%, 11/10/26	1,700	1,741,626
6.38%, 10/23/35	2,686	2,719,628
6.48%, 10/23/45	4,737	4,527,781
6.55%, 06/01/34	1,855	1,921,571
6.65%, 02/01/34	1,380	1,437,275
6.83%, 10/23/55	740	734,375
Comcast Corp.
1.50%, 02/15/31	2,178	1,810,906
1.95%, 01/15/31	2,482	2,121,470
2.35%, 01/15/27(a)	2,111	2,018,803
2.45%, 08/15/52	2,148	1,275,497
2.65%, 02/01/30	2,574	2,355,277
2.65%, 08/15/62	1,623	935,811
2.80%, 01/15/51	2,678	1,732,197
2.89%, 11/01/51	7,070	4,628,172
2.94%, 11/01/56	7,852	4,994,536
2.99%, 11/01/63	5,416	3,345,545
3.15%, 03/01/26	2,206	2,164,483
3.15%, 02/15/28	2,398	2,308,165
3.20%, 07/15/36(a)	1,652	1,394,927
3.25%, 11/01/39	1,913	1,531,303
3.30%, 02/01/27	1,842	1,799,785
3.30%, 04/01/27	1,696	1,654,766
3.40%, 04/01/30	2,147	2,035,156
3.40%, 07/15/46(a)	1,821	1,377,276
3.45%, 02/01/50(a)	2,593	1,922,178
3.55%, 05/01/28	1,751	1,705,316
3.75%, 04/01/40	2,159	1,835,093
3.90%, 03/01/38	1,407	1,246,867
3.95%, 10/15/25	3,478	3,450,252
3.97%, 11/01/47	2,931	2,391,683
4.00%, 08/15/47	1,212	993,547
4.00%, 03/01/48	1,379	1,127,908
4.00%, 11/01/49	2,676	2,183,477
4.05%, 11/01/52	1,436	1,166,534
4.15%, 10/15/28	5,722	5,680,412
4.20%, 08/15/34	1,371	1,304,419
4.25%, 10/15/30	2,046	2,022,920
4.25%, 01/15/33	2,394	2,314,274
4.40%, 08/15/35	1,171	1,124,239
4.55%, 01/15/29	1,560	1,574,482
4.60%, 10/15/38	1,525	1,459,881
4.60%, 08/15/45	1,127	1,025,227
4.65%, 02/15/33(a)	1,475	1,474,558
4.65%, 07/15/42	1,070	996,762
4.70%, 10/15/48	2,227	2,057,356
4.75%, 03/01/44	571	529,886
4.80%, 05/15/33(a)	1,040	1,046,649
4.95%, 10/15/58	1,315	1,239,052
5.10%, 06/01/29(a)	1,615	1,666,851
5.25%, 11/07/25	600	604,359
5.30%, 06/01/34(a)	1,445	1,497,975
5.35%, 11/15/27	1,504	1,552,077
5.35%, 05/15/53	2,405	2,407,506
5.50%, 11/15/32	1,610	1,699,916
5.50%, 05/15/64	1,870	1,884,699
5.65%, 06/15/35	1,237	1,310,566
5.65%, 06/01/54	1,480	1,548,218
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.40%, 03/01/40(a)	$475	$534,173
6.45%, 03/15/37	707	803,333
6.50%, 11/15/35	954	1,077,588
6.55%, 07/01/39(a)	525	596,726
6.95%, 08/15/37	665	780,792
7.05%, 03/15/33	1,324	1,531,726
Cox Communications Inc.
1.80%, 10/01/30(b)	890	741,200
2.60%, 06/15/31(b)	890	755,896
2.95%, 10/01/50(b)	595	367,691
3.35%, 09/15/26(b)	1,263	1,228,272
3.50%, 08/15/27(b)	1,091	1,056,169
3.60%, 06/15/51(b)	605	422,350
4.50%, 06/30/43(a)(b)	840	709,574
4.60%, 08/15/47(b)	375	314,269
4.70%, 12/15/42(b)	645	550,235
4.80%, 02/01/35(b)	1,061	1,000,818
5.45%, 09/15/28(b)	783	805,619
5.45%, 09/01/34(a)(b)	675	671,154
5.70%, 06/15/33(b)	858	874,777
5.80%, 12/15/53(b)	940	916,045
5.95%, 09/01/54(a)(b)	495	489,120
8.38%, 03/01/39(b)	575	704,255
Discovery Communications LLC
3.63%, 05/15/30	1,498	1,329,639
3.95%, 03/20/28(a)	2,510	2,375,890
4.00%, 09/15/55(a)	265	176,319
4.13%, 05/15/29	1,111	1,037,104
4.65%, 05/15/50	320	233,412
4.90%, 03/11/26	1,317	1,309,185
5.00%, 09/20/37	875	747,576
5.20%, 09/20/47	1,300	1,022,411
5.30%, 05/15/49	1,118	869,289
6.35%, 06/01/40	1,057	1,001,246
FactSet Research Systems Inc.
2.90%, 03/01/27	1,074	1,030,526
3.45%, 03/01/32	955	858,314
Fox Corp.
3.50%, 04/08/30	1,108	1,045,144
4.71%, 01/25/29	2,941	2,961,609
5.48%, 01/25/39	1,758	1,751,368
5.58%, 01/25/49	1,872	1,811,247
6.50%, 10/13/33	1,580	1,711,656
Grupo Televisa SAB
5.00%, 05/13/45(a)	580	506,316
5.25%, 05/24/49	90	81,574
6.13%, 01/31/46(a)	1,310	1,304,855
6.63%, 01/15/40(a)	1,052	1,077,384
8.50%, 03/11/32	462	536,999
NBCUniversal Media LLC
4.45%, 01/15/43	1,045	937,966
5.95%, 04/01/41	585	624,299
6.40%, 04/30/40(a)	725	806,105
Paramount Global
2.90%, 01/15/27(a)	332	314,732
3.38%, 02/15/28	613	572,954
3.70%, 06/01/28(a)	749	701,436
4.00%, 01/15/26	80	78,572
4.20%, 06/01/29(a)	527	494,927
4.20%, 05/19/32(a)	1,271	1,103,628
4.38%, 03/15/43	2,135	1,534,151
Security	Par (000)	Value
Media (continued)
4.60%, 01/15/45	$772	$553,747
4.85%, 07/01/42	849	656,888
4.90%, 08/15/44(a)	710	536,547
4.95%, 01/15/31(a)	1,492	1,385,918
4.95%, 05/19/50	1,313	980,120
5.25%, 04/01/44	426	328,764
5.50%, 05/15/33	523	479,089
5.85%, 09/01/43	1,600	1,362,954
5.90%, 10/15/40(a)	478	412,260
6.88%, 04/30/36	1,369	1,365,349
7.88%, 07/30/30	855	929,164
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	736	823,466
TCI Communications Inc.
7.13%, 02/15/28	1,019	1,106,903
7.88%, 02/15/26	970	1,014,537
Thomson Reuters Corp.
3.35%, 05/15/26	1,007	984,471
5.50%, 08/15/35	765	796,520
5.65%, 11/23/43	444	449,736
5.85%, 04/15/40	830	869,087
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	1,323	1,506,467
Time Warner Cable LLC
4.50%, 09/15/42	1,888	1,430,880
5.50%, 09/01/41	1,851	1,601,752
5.88%, 11/15/40	1,792	1,617,620
6.55%, 05/01/37	2,059	2,031,423
6.75%, 06/15/39	2,087	2,075,107
7.30%, 07/01/38	1,915	2,002,756
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,687	1,611,765
2.95%, 06/15/27(a)	1,642	1,586,377
3.00%, 02/13/26	1,285	1,257,614
3.00%, 07/30/46	855	603,376
3.15%, 09/17/25	1,063	1,047,473
3.70%, 12/01/42	770	635,196
4.13%, 06/01/44	1,515	1,312,828
4.38%, 08/16/41	579	526,365
Series B, 7.00%, 03/01/32(a)	808	931,584
Series E, 4.13%, 12/01/41	868	766,563
Videotron Ltd.
3.63%, 06/15/29(b)	25	23,559
5.13%, 04/15/27(b)	110	109,826
Walt Disney Co. (The)
1.75%, 01/13/26	2,084	2,010,642
2.00%, 09/01/29	2,879	2,586,067
2.20%, 01/13/28(a)	1,609	1,510,654
2.65%, 01/13/31	3,255	2,932,490
2.75%, 09/01/49	2,890	1,917,363
3.38%, 11/15/26	927	907,383
3.50%, 05/13/40	2,520	2,088,703
3.60%, 01/13/51	3,945	3,072,145
3.70%, 10/15/25	841	833,760
3.70%, 03/23/27	1,013	1,000,495
3.80%, 03/22/30	1,755	1,709,575
3.80%, 05/13/60(a)	1,619	1,256,099
4.63%, 03/23/40(a)	703	677,482
4.70%, 03/23/50(a)	2,405	2,283,651
4.75%, 09/15/44	953	891,940
4.75%, 11/15/46	667	622,493
4.95%, 10/15/45	628	603,105

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.40%, 10/01/43	$849	$867,756
6.15%, 03/01/37	560	623,494
6.15%, 02/15/41	842	936,697
6.20%, 12/15/34	1,335	1,499,008
6.40%, 12/15/35	1,444	1,638,115
6.55%, 03/15/33	290	327,596
6.65%, 11/15/37	1,745	2,032,750
7.75%, 12/01/45	519	679,736
		268,373,561
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	225	191,837
4.20%, 06/15/35	390	382,306
4.38%, 06/15/45	586	533,863
Timken Co. (The)
4.13%, 04/01/32(a)	590	557,813
4.50%, 12/15/28	760	754,308
Valmont Industries Inc.
5.00%, 10/01/44	429	399,747
5.25%, 10/01/54	440	411,362
		3,231,236
Mining — 1.2%
Anglo American Capital PLC
2.25%, 03/17/28(b)	1,076	989,187
2.63%, 09/10/30(b)	1,125	985,548
2.88%, 03/17/31(b)	923	808,495
3.88%, 03/16/29(a)(b)	1,005	967,113
3.95%, 09/10/50(b)	910	694,137
4.00%, 09/11/27(a)(b)	1,464	1,432,421
4.50%, 03/15/28(b)	770	762,711
4.75%, 04/10/27(b)	1,090	1,088,623
4.75%, 03/16/52(a)(b)	1,070	919,849
5.50%, 05/02/33(a)(b)	1,310	1,326,339
5.63%, 04/01/30(b)	1,360	1,401,314
5.75%, 04/05/34(b)	1,105	1,136,421
6.00%, 04/05/54(b)	335	341,598
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	800	743,417
3.75%, 10/01/30	867	786,612
Antofagasta PLC
5.63%, 05/13/32(b)	230	237,936
6.25%, 05/02/34(b)	185	197,524
Barrick Gold Corp.
5.25%, 04/01/42	180	177,365
6.45%, 10/15/35	565	626,011
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	990	1,087,470
Barrick North America Finance LLC
5.70%, 05/30/41	1,376	1,419,783
5.75%, 05/01/43	1,138	1,173,460
7.50%, 09/15/38	347	416,636
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	1,165	1,231,403
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,634	1,447,938
4.75%, 02/28/28	1,510	1,527,519
4.88%, 02/27/26(a)	1,125	1,129,889
4.90%, 02/28/33	1,050	1,063,561
5.00%, 09/30/43	3,511	3,438,607
5.10%, 09/08/28	1,485	1,522,264
Security	Par (000)	Value
Mining (continued)
5.25%, 09/08/26	$1,627	$1,652,981
5.25%, 09/08/30	1,726	1,797,442
5.25%, 09/08/33	2,365	2,440,528
5.50%, 09/08/53	910	947,422
6.42%, 03/01/26(a)	437	448,933
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	1,074	977,844
3.15%, 01/14/30(a)(b)	1,256	1,143,927
3.15%, 01/15/51(b)	697	461,731
3.63%, 08/01/27(b)	1,775	1,707,756
3.70%, 01/30/50(a)(b)	3,573	2,603,534
3.75%, 01/15/31(b)	895	825,519
4.25%, 07/17/42(b)	940	773,876
4.38%, 02/05/49(b)	1,815	1,483,284
4.50%, 09/16/25(b)	862	858,182
4.50%, 08/01/47(a)(b)	1,650	1,378,257
4.88%, 11/04/44(b)	1,417	1,250,455
5.13%, 02/02/33(b)	1,375	1,354,506
5.63%, 09/21/35(a)(b)	474	481,736
5.63%, 10/18/43(b)	1,543	1,494,963
5.95%, 01/08/34(a)(b)	2,367	2,460,357
6.15%, 10/24/36(b)	140	147,721
6.30%, 09/08/53(b)	2,225	2,318,962
6.44%, 01/26/36(b)	2,332	2,502,295
Freeport Indonesia PT
4.76%, 04/14/27(b)	1,105	1,097,802
5.32%, 04/14/32(b)	1,930	1,934,991
6.20%, 04/14/52(a)(b)	1,540	1,601,124
Freeport-McMoRan Inc.
4.13%, 03/01/28	875	858,915
4.25%, 03/01/30	825	801,291
4.38%, 08/01/28	830	818,554
4.63%, 08/01/30	1,041	1,029,665
5.00%, 09/01/27(a)	685	685,962
5.25%, 09/01/29(a)	950	963,112
5.40%, 11/14/34	1,145	1,167,254
5.45%, 03/15/43(a)	2,545	2,492,589
Fresnillo PLC, 4.25%, 10/02/50(b)	784	603,022
Glencore Canada Corp., 6.20%, 06/15/35(a)	550	583,675
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	581	565,724
6.00%, 11/15/41(b)	970	980,608
6.90%, 11/15/37(b)	909	1,015,227
Glencore Funding LLC
1.63%, 04/27/26(b)	1,207	1,149,019
2.50%, 09/01/30(b)	1,600	1,405,748
2.63%, 09/23/31(b)	1,150	981,007
2.85%, 04/27/31(b)	980	857,944
3.38%, 09/23/51(a)(b)	750	498,133
3.88%, 10/27/27(a)(b)	855	833,947
3.88%, 04/27/51(b)	502	369,793
4.00%, 03/27/27(b)	1,612	1,583,100
4.88%, 03/12/29(a)(b)	1,234	1,238,134
5.34%, 04/04/27(a)(b)	1,015	1,032,231
5.37%, 04/04/29(b)	865	882,509
5.40%, 05/08/28(b)	1,090	1,109,543
5.63%, 04/04/34(b)	975	992,796
5.70%, 05/08/33(b)	1,115	1,147,126
5.89%, 04/04/54(a)(b)	565	565,542
6.13%, 10/06/28(b)	1,445	1,509,389
6.38%, 10/06/30(b)	860	919,041
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
6.50%, 10/06/33(a)(b)	$740	$798,713
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	145	150,952
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.45%, 05/15/30(b)	1,705	1,720,006
5.80%, 05/15/50(b)	545	534,375
6.53%, 11/15/28(b)	836	879,587
6.76%, 11/15/48(a)(b)	565	615,291
Industrias Penoles SAB de CV
4.15%, 09/12/29(b)	840	802,152
4.75%, 08/06/50(b)	546	438,562
5.65%, 09/12/49(b)	450	409,848
Kinross Gold Corp.
4.50%, 07/15/27	1,080	1,075,407
6.25%, 07/15/33	940	1,005,450
6.88%, 09/01/41(a)	485	539,959
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	1,435	1,162,868
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27(a)(b)	516	502,802
4.70%, 05/12/31(a)(b)	878	821,010
Newmont Corp.
2.25%, 10/01/30	1,487	1,318,625
2.60%, 07/15/32(a)	1,480	1,291,772
2.80%, 10/01/29	1,251	1,161,487
4.88%, 03/15/42	1,450	1,397,047
5.45%, 06/09/44	499	503,673
5.88%, 04/01/35	827	888,953
6.25%, 10/01/39	1,200	1,327,789
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30(b)	1,021	956,328
4.20%, 05/13/50(a)(b)	625	536,872
5.30%, 03/15/26(b)	675	681,224
5.35%, 03/15/34(b)	910	941,543
5.75%, 11/15/41(b)	745	776,458
Nexa Resources SA, 6.75%, 04/09/34(b)	125	131,245
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	900	940,321
Rio Tinto Alcan Inc.
5.75%, 06/01/35	617	666,824
6.13%, 12/15/33	1,124	1,236,634
7.25%, 03/15/31(a)	556	633,211
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,635	1,067,144
5.20%, 11/02/40	1,746	1,760,970
7.13%, 07/15/28	1,670	1,829,246
Rio Tinto Finance USA PLC
4.13%, 08/21/42	1,306	1,146,022
4.75%, 03/22/42	1,204	1,153,058
5.00%, 03/09/33(a)	975	1,005,938
5.13%, 03/09/53(a)	795	789,691
South32 Treasury Ltd., 4.35%, 04/14/32(b)	1,170	1,091,155
Southern Copper Corp.
5.25%, 11/08/42	1,827	1,763,571
5.88%, 04/23/45	1,813	1,858,784
6.75%, 04/16/40	1,805	2,032,928
7.50%, 07/27/35	1,194	1,407,968
Vale Canada Ltd., 7.20%, 09/15/32	110	118,663
Security	Par (000)	Value
Mining (continued)
Yamana Gold Inc.
2.63%, 08/15/31(a)	$1,025	$876,044
4.63%, 12/15/27	451	446,703
		142,062,752
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	1,645	1,569,382
3.25%, 02/15/29(a)	1,140	1,068,588
3.28%, 12/01/28	830	777,014
3.57%, 12/01/31	1,165	1,049,780
4.25%, 04/01/28(a)	1,195	1,173,611
5.55%, 08/22/34	50	50,420
		5,688,795
Oil & Gas — 4.2%
Aker BP ASA
2.00%, 07/15/26(b)	1,460	1,388,166
3.10%, 07/15/31(b)	1,580	1,389,164
3.75%, 01/15/30(b)	1,574	1,489,813
4.00%, 01/15/31(b)	1,165	1,091,927
5.60%, 06/13/28(b)	825	848,047
6.00%, 06/13/33(b)	1,000	1,042,285
Apache Corp.
4.25%, 01/15/30(a)	450	429,639
4.38%, 10/15/28	355	345,970
4.75%, 04/15/43	895	731,261
5.10%, 09/01/40(a)	1,645	1,454,894
5.25%, 02/01/42	510	451,242
5.35%, 07/01/49(a)	745	635,563
6.00%, 01/15/37	1,020	1,053,163
BG Energy Capital PLC, 5.13%, 10/15/41(a)(b)	1,640	1,581,399
BP Capital Markets America Inc.
1.75%, 08/10/30	1,827	1,573,719
2.72%, 01/12/32(a)	2,860	2,517,872
2.77%, 11/10/50(a)	2,115	1,373,254
2.94%, 06/04/51(a)	3,230	2,166,398
3.00%, 02/24/50	3,036	2,075,347
3.00%, 03/17/52(a)	1,873	1,267,239
3.02%, 01/16/27	1,510	1,466,301
3.06%, 06/17/41	2,268	1,728,625
3.07%, 03/30/50(a)	1,270	1,175,871
3.12%, 05/04/26	1,491	1,459,104
3.38%, 02/08/61	2,928	2,027,040
3.41%, 02/11/26	1,492	1,469,826
3.54%, 04/06/27	1,002	983,427
3.59%, 04/14/27	1,222	1,201,561
3.63%, 04/06/30	1,907	1,835,677
3.80%, 09/21/25	1,410	1,399,143
3.94%, 09/21/28	2,046	2,014,333
4.23%, 11/06/28	2,885	2,875,682
4.70%, 04/10/29	1,955	1,980,837
4.81%, 02/13/33(a)	3,215	3,215,864
4.89%, 09/11/33	2,170	2,182,064
4.97%, 10/17/29	1,260	1,291,947
4.99%, 04/10/34	1,475	1,490,512
5.02%, 11/17/27	1,995	2,038,360
5.23%, 11/17/34(a)	1,540	1,584,606
BP Capital Markets PLC
3.28%, 09/19/27	2,488	2,421,874
3.72%, 11/28/28	1,266	1,233,884
4.38%, (5-year CMT + 4.036%)(d)(e)	116	114,115

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.88%, (5-year CMT + 4.398%)(a)(d)(e)	$1,655	$1,621,265
Burlington Resources LLC
5.95%, 10/15/36	885	960,652
7.20%, 08/15/31	67	76,983
7.40%, 12/01/31	650	754,029
Canadian Natural Resources Ltd.
2.95%, 07/15/30	979	886,506
3.85%, 06/01/27	2,033	1,993,817
4.95%, 06/01/47(a)	1,162	1,036,991
5.85%, 02/01/35	502	520,943
6.25%, 03/15/38	1,517	1,616,402
6.45%, 06/30/33	555	598,955
6.50%, 02/15/37(a)	705	757,158
6.75%, 02/01/39	608	673,457
7.20%, 01/15/32	520	587,192
Cenovus Energy Inc.
2.65%, 01/15/32	818	697,917
3.75%, 02/15/52(a)	1,262	918,057
4.25%, 04/15/27	471	465,814
5.25%, 06/15/37	271	266,414
5.40%, 06/15/47	868	832,757
6.75%, 11/15/39	532	594,862
Chevron Corp.
2.00%, 05/11/27	1,811	1,715,449
2.24%, 05/11/30	2,358	2,115,318
2.95%, 05/16/26	3,310	3,240,175
2.98%, 05/11/40	475	372,769
3.08%, 05/11/50(a)	1,566	1,128,952
3.33%, 11/17/25	1,200	1,184,805
Chevron USA Inc.
1.02%, 08/12/27	1,388	1,270,153
2.34%, 08/12/50	1,314	805,649
3.25%, 10/15/29	924	884,228
3.85%, 01/15/28	829	823,339
5.25%, 11/15/43	405	419,063
6.00%, 03/01/41	215	237,831
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(a)(b)	325	350,506
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)(b)	1,000	1,102,594
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)(b)	1,025	1,047,189
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29(a)	485	459,127
3.30%, 09/30/49	500	386,950
4.25%, 05/09/43	1,200	1,113,600
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	385	386,463
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	330	302,300
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	655	660,313
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	135	151,870
Conoco Funding Co., 7.25%, 10/15/31	855	987,213
ConocoPhillips Co.
3.76%, 03/15/42	1,469	1,219,493
3.80%, 03/15/52	1,782	1,409,700
4.03%, 03/15/62	2,480	1,960,819
4.30%, 11/15/44	1,412	1,239,982
4.88%, 10/01/47(a)	435	419,326
5.05%, 09/15/33	785	805,016
Security	Par (000)	Value
Oil & Gas (continued)
5.30%, 05/15/53(a)	$1,230	$1,222,729
5.55%, 03/15/54(a)	1,240	1,274,475
5.70%, 09/15/63	965	1,007,356
5.90%, 10/15/32	834	902,926
5.90%, 05/15/38	365	394,977
5.95%, 03/15/46	165	177,803
6.50%, 02/01/39	1,775	2,036,764
6.95%, 04/15/29	1,640	1,820,578
Continental Resources Inc./OK
2.27%, 11/15/26(b)	1,733	1,636,917
2.88%, 04/01/32(b)	1,275	1,072,078
4.38%, 01/15/28	1,898	1,862,104
4.90%, 06/01/44	1,146	974,412
5.75%, 01/15/31(a)(b)	1,800	1,825,472
Coterra Energy Inc.
3.90%, 05/15/27	1,590	1,558,454
4.38%, 03/15/29	807	790,341
5.60%, 03/15/34(a)	660	675,492
Devon Energy Corp.
4.50%, 01/15/30(a)	1,099	1,087,802
4.75%, 05/15/42(a)	1,602	1,404,884
5.00%, 06/15/45(a)	730	651,412
5.20%, 09/15/34	1,200	1,186,051
5.25%, 10/15/27	1,128	1,134,895
5.60%, 07/15/41	1,965	1,917,506
5.75%, 09/15/54	1,200	1,164,474
5.85%, 12/15/25	929	939,273
5.88%, 06/15/28(a)	780	788,005
7.88%, 09/30/31(a)	409	474,399
7.95%, 04/15/32	660	774,031
Diamondback Energy Inc.
3.13%, 03/24/31	1,221	1,101,697
3.25%, 12/01/26	1,397	1,359,506
3.50%, 12/01/29	1,477	1,395,861
4.25%, 03/15/52	1,253	1,004,815
4.40%, 03/24/51(a)	1,130	936,529
5.15%, 01/30/30	1,745	1,783,779
5.20%, 04/18/27	2,100	2,135,381
5.40%, 04/18/34	1,935	1,969,515
5.75%, 04/18/54	1,515	1,515,616
5.90%, 04/18/64	1,045	1,049,279
6.25%, 03/15/33	1,610	1,729,439
6.25%, 03/15/53	975	1,038,015
Empresa Nacional del Petroleo
4.50%, 09/14/47(b)	1,031	814,412
5.25%, 11/06/29(a)(b)	755	756,106
6.15%, 05/10/33(a)(b)	1,110	1,164,367
Eni SpA
4.25%, 05/09/29(a)(b)	1,730	1,709,662
5.50%, 05/15/34(b)	1,210	1,246,949
5.70%, 10/01/40(b)	655	645,132
5.95%, 05/15/54(b)	1,115	1,146,325
Series X-R, 4.75%, 09/12/28(b)	1,930	1,940,268
Eni USA Inc., 7.30%, 11/15/27	875	945,803
EOG Resources Inc.
3.90%, 04/01/35(a)	1,031	951,205
4.15%, 01/15/26	1,431	1,427,012
4.38%, 04/15/30	1,378	1,380,040
4.95%, 04/15/50	1,510	1,431,403
5.10%, 01/15/36	110	110,348
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
EQT Corp.
3.13%, 05/15/26(b)	$929	$901,795
3.63%, 05/15/31(a)(b)	855	776,517
3.90%, 10/01/27	1,495	1,460,775
5.00%, 01/15/29	708	710,118
5.70%, 04/01/28	886	910,163
5.75%, 02/01/34	1,010	1,031,489
7.00%, 02/01/30(a)	855	931,509
Equinor ASA
1.75%, 01/22/26	1,061	1,023,000
2.38%, 05/22/30(a)	1,057	954,906
3.00%, 04/06/27	962	932,533
3.13%, 04/06/30	1,888	1,774,667
3.25%, 11/18/49	1,187	870,242
3.63%, 09/10/28	1,250	1,222,954
3.63%, 04/06/40	774	651,636
3.70%, 04/06/50(a)	1,527	1,211,589
3.95%, 05/15/43	1,242	1,061,182
4.25%, 11/23/41	684	613,767
4.80%, 11/08/43	898	865,711
5.10%, 08/17/40(a)	1,008	1,008,519
6.50%, 12/01/28(b)	605	654,697
6.80%, 01/15/28	625	670,513
7.15%, 11/15/25	628	647,629
7.15%, 01/15/29(a)	115	127,863
7.25%, 09/23/27	734	795,855
Exxon Mobil Corp.
2.28%, 08/16/26(a)	1,817	1,754,170
2.44%, 08/16/29(a)	1,657	1,534,010
2.61%, 10/15/30	2,843	2,593,767
3.00%, 08/16/39	1,487	1,197,067
3.04%, 03/01/26	2,755	2,705,949
3.10%, 08/16/49	2,209	1,589,076
3.29%, 03/19/27(a)	1,717	1,692,268
3.45%, 04/15/51(a)	3,301	2,509,988
3.48%, 03/19/30	2,625	2,527,904
3.57%, 03/06/45	1,730	1,395,208
4.11%, 03/01/46	3,242	2,823,185
4.23%, 03/19/40	2,936	2,697,102
4.33%, 03/19/50	3,296	2,922,632
GS Caltex Corp., 4.50%, 01/05/26(b)	455	452,986
Helmerich & Payne Inc., 2.90%, 09/29/31(a)	987	849,344
Hess Corp.
4.30%, 04/01/27	2,035	2,021,076
5.60%, 02/15/41(a)	2,026	2,071,737
5.80%, 04/01/47	982	1,018,638
6.00%, 01/15/40	1,209	1,283,644
7.13%, 03/15/33	644	733,598
7.30%, 08/15/31	1,077	1,228,880
7.88%, 10/01/29	701	800,642
HF Sinclair Corp.
4.50%, 10/01/30	540	521,796
5.00%, 02/01/28(a)(b)	385	379,478
5.88%, 04/01/26(a)	1,311	1,324,680
6.38%, 04/15/27(b)	275	277,124
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	130	145,059
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)(b)	585	497,351
4.75%, 04/19/27(b)	528	520,818
5.38%, 04/24/30(a)(b)	1,430	1,413,245
Security	Par (000)	Value
Oil & Gas (continued)
5.75%, 04/19/47(b)	$2,280	$2,068,831
6.38%, 10/24/48(a)(b)	2,516	2,462,047
Marathon Oil Corp.
4.40%, 07/15/27	1,919	1,911,820
5.20%, 06/01/45	864	828,953
5.30%, 04/01/29	765	788,010
5.70%, 04/01/34(a)	950	1,002,354
6.60%, 10/01/37	1,350	1,511,041
6.80%, 03/15/32	788	878,724
Marathon Petroleum Corp.
3.80%, 04/01/28	1,114	1,089,811
4.50%, 04/01/48	904	760,288
4.75%, 09/15/44	1,472	1,290,575
5.00%, 09/15/54	348	305,333
5.13%, 12/15/26	1,381	1,396,982
5.85%, 12/15/45	441	442,001
6.50%, 03/01/41	1,790	1,929,005
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	1,290	1,387,258
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(f)	1,452	805,718
3.40%, 04/15/26	355	346,067
3.50%, 08/15/29(a)	565	531,869
4.10%, 02/15/47(a)	364	270,396
4.20%, 03/15/48	615	476,125
4.40%, 04/15/46	700	574,320
4.40%, 08/15/49	532	410,166
4.63%, 06/15/45(a)	575	471,040
5.00%, 08/01/27	1,140	1,149,456
5.20%, 08/01/29(a)	2,045	2,073,700
5.38%, 01/01/32(a)	1,200	1,217,716
5.50%, 12/01/25	605	608,368
5.55%, 03/15/26	455	458,745
5.55%, 10/01/34(a)	960	975,484
6.05%, 10/01/54(a)	1,250	1,271,239
6.13%, 01/01/31(a)	1,435	1,512,439
6.20%, 03/15/40(a)	1,100	1,149,603
6.38%, 09/01/28(a)	500	524,489
6.45%, 09/15/36	2,600	2,817,796
6.60%, 03/15/46(a)	1,590	1,716,874
6.63%, 09/01/30	2,425	2,612,440
7.50%, 05/01/31(a)	765	867,841
7.88%, 09/15/31(a)	740	854,332
7.95%, 06/15/39	530	640,553
8.50%, 07/15/27(a)	540	586,712
8.88%, 07/15/30	1,330	1,568,813
Ovintiv Inc.
5.38%, 01/01/26	904	907,109
5.65%, 05/15/28(a)	1,205	1,240,104
6.25%, 07/15/33(a)	790	834,077
6.50%, 08/15/34	1,150	1,245,867
6.50%, 02/01/38	447	474,754
6.63%, 08/15/37	786	839,309
7.10%, 07/15/53(a)	648	731,367
7.20%, 11/01/31	627	696,226
7.38%, 11/01/31	715	798,888
8.13%, 09/15/30	618	714,040
Patterson-UTI Energy Inc.
3.95%, 02/01/28	245	236,081
5.15%, 11/15/29(a)	250	248,516
7.15%, 10/01/33	520	563,579

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Pertamina Persero PT
1.40%, 02/09/26(b)	$987	$939,812
2.30%, 02/09/31(b)	1,395	1,201,346
3.10%, 01/21/30(b)	570	523,688
3.10%, 08/27/30(b)	780	710,658
3.65%, 07/30/29(a)(b)	2,060	1,962,480
4.15%, 02/25/60(a)(b)	1,810	1,414,805
4.18%, 01/21/50(a)(b)	1,195	978,391
4.70%, 07/30/49(b)	967	858,213
5.63%, 05/20/43(a)(b)	1,905	1,921,173
6.00%, 05/03/42(b)	1,755	1,829,588
6.45%, 05/30/44(a)(b)	1,807	1,974,148
6.50%, 05/27/41(b)	430	477,086
6.50%, 11/07/48(b)	1,120	1,246,000
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	820	869,927
Petronas Capital Ltd.
2.48%, 01/28/32(a)(b)	1,425	1,227,635
3.40%, 04/28/61(b)	2,175	1,546,208
3.50%, 04/21/30(a)(b)	3,898	3,699,748
4.50%, 03/18/45(b)	2,050	1,877,769
4.55%, 04/21/50(a)(b)	4,338	3,957,707
4.80%, 04/21/60(a)(b)	1,252	1,173,824
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	910	838,672
Phillips 66
1.30%, 02/15/26	876	834,968
2.15%, 12/15/30	1,291	1,122,280
3.30%, 03/15/52	2,010	1,366,932
3.90%, 03/15/28	2,283	2,238,274
4.65%, 11/15/34	1,901	1,839,627
4.88%, 11/15/44	2,236	2,056,266
5.88%, 05/01/42(a)	1,685	1,759,244
Phillips 66 Co.
3.15%, 12/15/29	1,073	1,002,870
3.55%, 10/01/26	1,114	1,091,643
3.75%, 03/01/28	488	475,821
4.68%, 02/15/45	840	748,274
4.90%, 10/01/46	959	870,255
4.95%, 12/01/27	1,320	1,340,596
5.25%, 06/15/31(a)	650	668,343
5.30%, 06/30/33	1,425	1,458,166
5.65%, 06/15/54	655	654,765
Pioneer Natural Resources Co.
1.13%, 01/15/26	544	519,760
1.90%, 08/15/30	1,191	1,037,472
2.15%, 01/15/31	773	672,383
5.10%, 03/29/26	995	1,004,526
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)	25	26,169
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(b)	820	589,088
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)(b)	1,030	975,044
2.99%, 01/15/30(a)(b)	395	364,009
3.90%, 12/06/59(a)(b)	975	773,693
Qatar Energy
1.38%, 09/12/26(a)(b)	1,947	1,834,627
2.25%, 07/12/31(b)	3,716	3,239,014
3.13%, 07/12/41(a)(b)	5,470	4,324,604
3.30%, 07/12/51(b)	5,892	4,396,976
Security	Par (000)	Value
Oil & Gas (continued)
QatarEnergy LNG S3
5.84%, 09/30/27(b)	$784	$792,318
6.33%, 09/30/27(a)(b)	984	1,000,059
Raizen Fuels Finance SA
5.30%, 01/20/27(b)	45	45,123
6.45%, 03/05/34(b)	963	1,015,047
6.95%, 03/05/54(b)	390	416,525
Reliance Industries Ltd.
2.88%, 01/12/32(a)(b)	2,440	2,125,365
3.63%, 01/12/52(b)	2,150	1,583,900
3.67%, 11/30/27(b)	150	145,523
3.75%, 01/12/62(b)	1,075	782,872
4.88%, 02/10/45(b)	290	271,591
SA Global Sukuk Ltd.
1.60%, 06/17/26(b)	535	505,834
2.69%, 06/17/31(b)	3,102	2,745,549
Santos Finance Ltd.
3.65%, 04/29/31(b)	1,621	1,465,973
6.88%, 09/19/33(b)	1,055	1,157,163
Saudi Arabian Oil Co.
1.63%, 11/24/25(a)(b)	2,110	2,030,854
2.25%, 11/24/30(b)	2,438	2,121,060
3.25%, 11/24/50(b)	2,634	1,844,893
3.50%, 04/16/29(a)(b)	2,951	2,822,348
3.50%, 11/24/70(a)(b)	2,968	1,999,809
4.25%, 04/16/39(a)(b)	4,297	3,908,362
4.38%, 04/16/49(b)	4,621	3,958,071
5.25%, 07/17/34(b)	3,154	3,221,874
5.75%, 07/17/54(a)(b)	1,490	1,494,470
5.88%, 07/17/64(b)	2,215	2,247,390
Shell International Finance BV
2.38%, 11/07/29	2,175	1,986,835
2.50%, 09/12/26(a)	1,731	1,672,051
2.75%, 04/06/30	2,781	2,567,384
2.88%, 05/10/26	2,711	2,650,442
2.88%, 11/26/41	1,095	814,548
3.00%, 11/26/51	1,630	1,116,307
3.13%, 11/07/49	1,632	1,158,488
3.25%, 04/06/50	2,802	2,034,347
3.63%, 08/21/42	906	742,748
3.75%, 09/12/46	1,974	1,589,090
3.88%, 11/13/28	2,495	2,467,651
4.00%, 05/10/46	2,950	2,474,575
4.13%, 05/11/35(a)	2,579	2,466,405
4.38%, 05/11/45(a)	3,281	2,925,285
4.55%, 08/12/43	1,581	1,479,868
5.50%, 03/25/40	1,480	1,551,582
6.38%, 12/15/38	3,698	4,222,538
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	255	235,944
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(b)	1,262	1,269,838
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)(b)	1,235	1,120,270
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	1,303	1,262,116
3.50%, 05/03/26(a)(b)	565	557,156
4.25%, 05/03/46(b)	790	730,198
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(b)	1,345	1,306,996
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.63%, 04/12/27(b)	$2,075	$2,044,568
4.00%, 09/13/47(b)	735	652,271
4.25%, 04/12/47(a)(b)	310	286,066
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(b)	385	370,179
2.30%, 01/08/31(a)(b)	1,124	1,005,445
2.70%, 05/13/30(a)(b)	1,720	1,602,870
2.95%, 08/08/29(a)(b)	924	877,396
2.95%, 11/12/29(b)	634	600,439
3.10%, 01/08/51(b)	675	502,935
3.35%, 05/13/50(a)(b)	1,099	863,798
3.44%, 11/12/49(a)(b)	530	424,365
3.68%, 08/08/49(a)(b)	1,062	890,081
4.13%, 09/12/25(b)	510	506,719
4.25%, 09/12/28(a)(b)	870	875,712
4.60%, 09/12/48(a)(b)	1,013	982,268
Suncor Energy Inc.
3.75%, 03/04/51(a)	1,125	827,976
4.00%, 11/15/47	1,000	774,079
5.95%, 12/01/34(a)	589	623,529
6.50%, 06/15/38	1,681	1,851,512
6.80%, 05/15/38	1,295	1,446,789
6.85%, 06/01/39(a)	1,126	1,258,270
7.00%, 11/15/28	215	233,709
7.15%, 02/01/32	825	924,903
7.88%, 06/15/26(a)	595	624,855
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(b)	500	426,503
4.00%, 08/15/26(b)	795	769,735
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(a)(b)	615	537,048
3.50%, 10/17/49(b)	1,105	769,558
3.75%, 06/18/50(a)(b)	970	701,428
4.63%, 11/20/28(b)	355	350,831
5.38%, 11/20/48(a)(b)	560	526,816
Tosco Corp., 8.13%, 02/15/30	656	772,507
TotalEnergies Capital International SA
2.83%, 01/10/30	1,821	1,693,037
2.99%, 06/29/41	1,463	1,109,090
3.13%, 05/29/50	3,415	2,428,435
3.39%, 06/29/60	841	592,847
3.46%, 02/19/29	2,064	1,998,512
3.46%, 07/12/49	1,460	1,103,113
TotalEnergies Capital SA
3.88%, 10/11/28(a)	1,654	1,628,646
5.15%, 04/05/34	1,655	1,711,052
5.49%, 04/05/54(a)	2,465	2,543,305
5.64%, 04/05/64	1,315	1,365,396
Valero Energy Corp.
2.15%, 09/15/27(a)	1,077	1,008,219
2.80%, 12/01/31	855	746,471
3.40%, 09/15/26	510	497,723
3.65%, 12/01/51	1,310	937,149
4.00%, 04/01/29	502	490,995
4.00%, 06/01/52(a)	978	746,680
4.35%, 06/01/28	1,248	1,237,321
4.90%, 03/15/45(a)	558	516,137
6.63%, 06/15/37	2,231	2,465,572
7.50%, 04/15/32	825	957,013
Security	Par (000)	Value
Oil & Gas (continued)
Var Energi ASA
7.50%, 01/15/28(b)	$745	$794,911
8.00%, 11/15/32(b)	1,445	1,663,374
Woodside Finance Ltd.
3.70%, 09/15/26(b)	1,510	1,475,425
3.70%, 03/15/28(b)	1,755	1,691,647
4.50%, 03/04/29(b)	1,706	1,685,897
XTO Energy Inc., 6.75%, 08/01/37	637	745,973
		501,327,056
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,890	1,858,118
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26(a)	1,332	1,266,081
3.14%, 11/07/29(a)	925	867,882
3.34%, 12/15/27	2,648	2,568,656
4.08%, 12/15/47(a)	1,818	1,511,253
4.49%, 05/01/30	837	840,115
Guara Norte SARL, 5.20%, 06/15/34(b)	277	263,580
Halliburton Co.
2.92%, 03/01/30	1,753	1,609,722
3.80%, 11/15/25	891	881,186
4.50%, 11/15/41	855	762,024
4.75%, 08/01/43	1,583	1,443,904
4.85%, 11/15/35(a)	1,490	1,470,914
5.00%, 11/15/45	2,373	2,225,280
6.70%, 09/15/38	1,367	1,560,120
7.45%, 09/15/39	1,418	1,731,346
NOV Inc.
3.60%, 12/01/29(a)	1,113	1,055,721
3.95%, 12/01/42(a)	1,749	1,381,171
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	812	785,727
Schlumberger Holdings Corp.
3.90%, 05/17/28(b)	1,522	1,496,037
4.00%, 12/21/25(a)(b)	918	910,396
4.30%, 05/01/29(b)	1,039	1,033,085
5.00%, 05/29/27(a)(b)	650	659,483
5.00%, 11/15/29(a)(b)	650	666,117
Schlumberger Investment SA
2.65%, 06/26/30(a)	1,654	1,508,582
4.50%, 05/15/28	450	452,183
4.85%, 05/15/33(a)	450	456,752
5.00%, 06/01/34	650	662,581
		31,928,016
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	60	58,805
4.50%, 05/15/28	1,050	1,042,986
5.63%, 05/26/33(a)	725	755,460
Amcor Flexibles North America Inc.
2.63%, 06/19/30	1,318	1,171,351
2.69%, 05/25/31(a)	1,078	939,292
3.10%, 09/15/26(a)	680	654,667
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	605	622,253
AptarGroup Inc., 3.60%, 03/15/32	265	240,116
Berry Global Inc.
1.57%, 01/15/26	1,665	1,591,950
1.65%, 01/15/27(a)	975	908,297
4.88%, 07/15/26(b)	859	849,954

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
5.50%, 04/15/28	$760	$771,546
5.65%, 01/15/34(a)(b)	705	717,242
5.80%, 06/15/31(b)	805	828,603
Brambles USA Inc., 4.13%, 10/23/25(a)(b)	1,062	1,052,952
CCL Industries Inc.
3.05%, 06/01/30(a)(b)	1,305	1,193,908
3.25%, 10/01/26(b)	715	692,624
Graphic Packaging International LLC, 1.51%, 04/15/26(b)	932	876,882
Packaging Corp. of America
3.00%, 12/15/29	985	915,966
3.05%, 10/01/51(a)	1,005	689,069
3.40%, 12/15/27	1,376	1,330,232
4.05%, 12/15/49	619	502,194
5.70%, 12/01/33	465	488,381
Sealed Air Corp., 1.57%, 10/15/26(b)	1,263	1,174,308
Silgan Holdings Inc., 1.40%, 04/01/26(b)	1,070	1,007,111
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	400	409,284
5.44%, 04/03/34(b)	1,205	1,239,246
5.78%, 04/03/54(b)	250	262,425
Sonoco Products Co.
2.25%, 02/01/27	835	790,308
2.85%, 02/01/32(a)	770	665,990
3.13%, 05/01/30	1,355	1,253,254
5.75%, 11/01/40	40	41,256
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	460	504,294
WestRock MWV LLC
7.95%, 02/15/31	515	597,251
8.20%, 01/15/30	680	786,949
WRKCo Inc.
3.00%, 06/15/33(a)	1,137	992,319
3.38%, 09/15/27	854	824,719
3.90%, 06/01/28	965	939,296
4.00%, 03/15/28	933	914,875
4.20%, 06/01/32(a)	611	588,785
4.65%, 03/15/26	1,179	1,173,691
4.90%, 03/15/29	1,174	1,187,076
		34,247,167
Pharmaceuticals — 4.7%
AbbVie Inc.
2.95%, 11/21/26(a)	5,245	5,097,702
3.20%, 05/14/26	3,051	2,991,704
3.20%, 11/21/29	7,483	7,090,712
4.05%, 11/21/39	5,578	5,052,202
4.25%, 11/14/28	2,422	2,431,022
4.25%, 11/21/49	7,609	6,634,281
4.30%, 05/14/36	1,508	1,444,593
4.40%, 11/06/42	3,234	2,971,125
4.45%, 05/14/46	2,841	2,573,749
4.50%, 05/14/35	3,530	3,470,426
4.55%, 03/15/35	2,303	2,272,066
4.63%, 10/01/42	500	469,647
4.70%, 05/14/45	3,617	3,400,283
4.75%, 03/15/45	1,303	1,237,171
4.80%, 03/15/27	3,130	3,171,956
4.80%, 03/15/29	3,365	3,437,563
4.85%, 06/15/44	1,417	1,363,855
4.88%, 11/14/48	2,540	2,441,688
4.95%, 03/15/31	3,685	3,794,281
5.05%, 03/15/34	4,315	4,446,450
Security	Par (000)	Value
Pharmaceuticals (continued)
5.35%, 03/15/44	$845	$871,411
5.40%, 03/15/54	4,090	4,238,518
5.50%, 03/15/64	2,075	2,154,570
Astrazeneca Finance LLC
1.20%, 05/28/26	1,990	1,887,942
1.75%, 05/28/28	1,433	1,312,519
2.25%, 05/28/31	1,260	1,098,571
4.80%, 02/26/27	1,580	1,601,604
4.85%, 02/26/29	2,020	2,067,992
4.88%, 03/03/28	1,755	1,792,117
4.88%, 03/03/33(a)	820	841,659
4.90%, 03/03/30	995	1,027,563
4.90%, 02/26/31	1,440	1,479,894
5.00%, 02/26/34	1,530	1,575,579
AstraZeneca PLC
0.70%, 04/08/26(a)	1,742	1,645,997
1.38%, 08/06/30	2,012	1,713,438
2.13%, 08/06/50	965	567,002
3.00%, 05/28/51	1,550	1,091,247
3.13%, 06/12/27	1,315	1,278,760
3.38%, 11/16/25	2,540	2,506,853
4.00%, 01/17/29(a)	1,807	1,792,726
4.00%, 09/18/42	1,300	1,138,921
4.38%, 11/16/45	1,324	1,206,826
4.38%, 08/17/48	931	840,804
6.45%, 09/15/37	3,050	3,514,684
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	294	309,004
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	613	453,218
4.20%, 07/15/34(b)	719	645,453
4.25%, 12/15/25(b)	3,307	3,268,928
4.38%, 12/15/28(b)	4,417	4,321,551
4.40%, 07/15/44(a)(b)	1,287	1,029,619
4.63%, 06/25/38(a)(b)	1,462	1,296,952
4.65%, 11/15/43(a)(b)	330	269,013
4.70%, 07/15/64(b)	990	766,700
4.88%, 06/25/48(b)	2,895	2,463,798
5.50%, 07/30/35(a)(b)	500	493,827
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	1,575	1,615,014
6.25%, 01/21/29(a)(b)	835	875,124
6.38%, 11/21/30(b)	1,770	1,881,795
6.50%, 11/21/33(b)	1,945	2,073,302
6.88%, 11/21/53(a)(b)	1,200	1,306,272
Becton Dickinson & Co.
1.96%, 02/11/31(a)	1,612	1,369,565
2.82%, 05/20/30	1,326	1,212,004
3.70%, 06/06/27	2,728	2,673,193
3.79%, 05/20/50(a)	870	687,693
4.30%, 08/22/32	850	824,243
4.67%, 06/06/47	2,169	1,959,009
4.69%, 02/13/28(a)	1,230	1,237,088
4.69%, 12/15/44	1,671	1,517,324
4.87%, 02/08/29	295	299,640
5.08%, 06/07/29(a)	800	819,614
5.11%, 02/08/34(a)	205	208,171
Bristol-Myers Squibb Co.
0.75%, 11/13/25	1,399	1,338,037
1.13%, 11/13/27	1,633	1,485,711
1.45%, 11/13/30(a)	2,076	1,754,305
2.35%, 11/13/40	1,213	844,141
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.55%, 11/13/50	$2,391	$1,483,754
2.95%, 03/15/32	2,420	2,174,174
3.20%, 06/15/26	2,576	2,527,693
3.25%, 02/27/27	545	532,517
3.25%, 08/01/42	895	695,008
3.40%, 07/26/29	3,641	3,498,766
3.45%, 11/15/27	1,035	1,010,723
3.55%, 03/15/42	1,830	1,493,378
3.70%, 03/15/52	2,992	2,294,287
3.90%, 02/20/28	1,363	1,346,040
3.90%, 03/15/62(a)	1,579	1,204,475
4.13%, 06/15/39	2,850	2,581,124
4.25%, 10/26/49	5,002	4,273,425
4.35%, 11/15/47	1,889	1,643,373
4.50%, 03/01/44	225	204,094
4.55%, 02/20/48	1,767	1,588,231
4.63%, 05/15/44	1,165	1,079,685
4.90%, 02/22/27(a)	705	716,251
4.90%, 02/22/29(a)	2,205	2,260,930
4.95%, 02/20/26	925	933,264
5.00%, 08/15/45	1,055	1,031,245
5.10%, 02/22/31(a)	1,525	1,576,632
5.20%, 02/22/34(a)	3,395	3,521,480
5.50%, 02/22/44	605	624,318
5.55%, 02/22/54	3,445	3,556,485
5.65%, 02/22/64	2,355	2,427,413
5.75%, 02/01/31(a)	1,295	1,386,883
5.88%, 11/15/36	582	630,683
5.90%, 11/15/33(a)	1,320	1,437,762
6.25%, 11/15/53	1,720	1,940,265
6.40%, 11/15/63	1,510	1,729,402
6.80%, 11/15/26	1,040	1,094,920
Cardinal Health Inc.
3.41%, 06/15/27(a)	1,576	1,533,262
3.75%, 09/15/25(a)	717	708,851
4.37%, 06/15/47	852	719,220
4.50%, 11/15/44	687	594,497
4.60%, 03/15/43	510	451,522
4.90%, 09/15/45	864	787,056
5.13%, 02/15/29	1,125	1,150,295
5.45%, 02/15/34(a)	380	392,733
Cencora Inc.
2.70%, 03/15/31	1,570	1,391,715
2.80%, 05/15/30(a)	1,015	922,725
3.45%, 12/15/27	1,198	1,161,255
4.25%, 03/01/45	715	624,821
4.30%, 12/15/47	1,072	929,203
5.13%, 02/15/34(a)	370	376,332
Cigna Group (The)
1.25%, 03/15/26	458	435,185
2.38%, 03/15/31	1,955	1,699,409
2.40%, 03/15/30	1,790	1,604,496
3.05%, 10/15/27	1,048	1,007,676
3.20%, 03/15/40	1,274	982,257
3.40%, 03/01/27	2,170	2,115,154
3.40%, 03/15/50	1,980	1,411,507
3.40%, 03/15/51	2,290	1,623,211
3.88%, 10/15/47	1,804	1,411,534
4.13%, 11/15/25	230	228,439
4.38%, 10/15/28	4,845	4,818,019
4.50%, 02/25/26	1,022	1,020,215
Security	Par (000)	Value
Pharmaceuticals (continued)
4.80%, 08/15/38	$3,053	$2,927,563
4.80%, 07/15/46	1,934	1,757,469
4.90%, 12/15/48	3,993	3,668,291
5.00%, 05/15/29(a)	1,405	1,433,344
5.13%, 05/15/31(a)	1,055	1,082,245
5.25%, 02/15/34(a)	1,735	1,772,017
5.38%, 02/15/42	70	67,858
5.40%, 03/15/33	1,595	1,651,435
5.60%, 02/15/54(a)	1,620	1,630,911
5.69%, 03/15/26	425	424,913
6.13%, 11/15/41	504	541,170
CVS Health Corp.
1.30%, 08/21/27	3,119	2,845,315
1.75%, 08/21/30	1,710	1,439,405
1.88%, 02/28/31	1,760	1,458,247
2.13%, 09/15/31	1,415	1,175,316
2.70%, 08/21/40(a)	1,803	1,244,869
2.88%, 06/01/26	2,349	2,277,825
3.00%, 08/15/26	1,269	1,229,193
3.25%, 08/15/29	2,547	2,380,019
3.63%, 04/01/27	1,136	1,112,059
3.75%, 04/01/30	2,064	1,956,732
4.13%, 04/01/40	1,486	1,242,795
4.25%, 04/01/50	1,135	891,790
4.30%, 03/25/28	7,111	7,025,338
4.78%, 03/25/38	6,666	6,123,609
4.88%, 07/20/35	453	437,058
5.00%, 02/20/26	1,945	1,950,622
5.00%, 01/30/29	1,440	1,460,421
5.05%, 03/25/48	10,729	9,509,938
5.13%, 02/21/30(a)	2,215	2,249,890
5.13%, 07/20/45	4,823	4,355,280
5.25%, 01/30/31(a)	1,145	1,164,243
5.25%, 02/21/33(a)	2,380	2,394,278
5.30%, 06/01/33	1,745	1,752,453
5.30%, 12/05/43	405	380,148
5.40%, 06/01/29(a)	2,370	2,435,179
5.55%, 06/01/31	2,125	2,184,504
5.63%, 02/21/53(a)	1,770	1,694,243
5.70%, 06/01/34(a)	1,767	1,810,278
5.88%, 06/01/53	1,895	1,869,310
6.00%, 06/01/44	1,735	1,744,628
6.00%, 06/01/63	1,115	1,107,719
6.05%, 06/01/54	1,695	1,709,463
6.13%, 09/15/39	783	810,193
6.25%, 06/01/27	705	734,419
Eli Lilly & Co.
2.25%, 05/15/50(a)	2,113	1,299,982
2.50%, 09/15/60	1,222	722,360
3.10%, 05/15/27(a)	766	747,089
3.38%, 03/15/29	1,743	1,693,208
3.70%, 03/01/45	835	701,974
3.95%, 05/15/47	206	178,502
3.95%, 03/15/49	1,240	1,055,367
4.15%, 08/14/27	1,100	1,102,774
4.15%, 03/15/59	755	642,674
4.20%, 08/14/29	910	912,006
4.50%, 02/09/27	1,370	1,382,222
4.50%, 02/09/29	1,495	1,520,408
4.60%, 08/14/34(a)	1,100	1,103,087
4.70%, 02/27/33	1,245	1,263,841

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.70%, 02/09/34	$2,035	$2,060,883
4.88%, 02/27/53	1,962	1,921,519
4.95%, 02/27/63	1,400	1,366,250
5.00%, 02/09/54	1,920	1,912,011
5.05%, 08/14/54	410	411,583
5.10%, 02/09/64	1,740	1,735,936
5.20%, 08/14/64	235	238,013
5.50%, 03/15/27(a)	480	497,269
5.55%, 03/15/37	265	289,031
5.95%, 11/15/37	400	448,975
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	3,064	3,025,593
4.20%, 03/18/43(a)	870	776,767
5.38%, 04/15/34(a)	905	963,294
6.38%, 05/15/38	3,693	4,229,869
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	1,359	1,308,124
Johnson & Johnson
0.95%, 09/01/27(a)	2,871	2,632,528
1.30%, 09/01/30	1,986	1,703,138
2.10%, 09/01/40	1,510	1,064,681
2.25%, 09/01/50(a)	920	577,017
2.45%, 03/01/26	2,673	2,607,553
2.45%, 09/01/60	1,648	997,106
2.90%, 01/15/28	1,675	1,620,032
2.95%, 03/03/27	1,618	1,580,102
3.40%, 01/15/38	1,466	1,289,536
3.50%, 01/15/48	1,259	1,019,432
3.55%, 03/01/36	1,656	1,514,340
3.63%, 03/03/37	1,257	1,146,258
3.70%, 03/01/46	2,676	2,260,827
3.75%, 03/03/47	1,563	1,317,496
4.38%, 12/05/33(a)	1,262	1,284,579
4.50%, 09/01/40	825	805,828
4.50%, 12/05/43(a)	835	814,285
4.80%, 06/01/29	1,465	1,515,124
4.85%, 05/15/41(a)	419	425,193
4.90%, 06/01/31	1,425	1,480,170
4.95%, 05/15/33(a)	711	755,895
4.95%, 06/01/34(a)	1,255	1,312,721
5.25%, 06/01/54	1,225	1,289,814
5.85%, 07/15/38	921	1,034,093
5.95%, 08/15/37	1,322	1,497,735
6.95%, 09/01/29(a)	460	527,435
McKesson Corp.
0.90%, 12/03/25	761	725,991
1.30%, 08/15/26	1,095	1,030,283
3.95%, 02/16/28(a)	777	763,452
4.88%, 03/15/44(a)	657	610,801
4.90%, 07/15/28	460	469,354
5.10%, 07/15/33	475	487,783
5.25%, 02/15/26(a)	370	369,501
Mead Johnson Nutrition Co.
4.13%, 11/15/25	1,143	1,136,102
4.60%, 06/01/44	570	513,961
5.90%, 11/01/39	385	410,966
Merck & Co. Inc.
0.75%, 02/24/26(a)	1,458	1,384,939
1.45%, 06/24/30	925	791,953
1.70%, 06/10/27	2,564	2,402,673
1.90%, 12/10/28	1,747	1,592,691
2.15%, 12/10/31	2,890	2,488,196
Security	Par (000)	Value
Pharmaceuticals (continued)
2.35%, 06/24/40	$738	$526,475
2.45%, 06/24/50	1,861	1,161,840
2.75%, 12/10/51	2,998	1,971,958
2.90%, 12/10/61	2,030	1,268,832
3.40%, 03/07/29	2,483	2,402,117
3.60%, 09/15/42	912	754,610
3.70%, 02/10/45	2,711	2,222,259
3.90%, 03/07/39	1,631	1,466,561
4.00%, 03/07/49	2,172	1,831,694
4.05%, 05/17/28	390	389,929
4.15%, 05/18/43(a)	1,784	1,588,729
4.30%, 05/17/30(a)	1,670	1,676,897
4.50%, 05/17/33(a)	950	951,098
4.90%, 05/17/44	1,250	1,223,872
5.00%, 05/17/53	2,125	2,092,174
5.15%, 05/17/63	1,420	1,414,393
6.50%, 12/01/33(a)	1,145	1,308,518
6.55%, 09/15/37	520	603,582
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	373	407,566
5.85%, 06/30/39(a)	340	368,365
5.95%, 12/01/28	980	1,046,096
6.40%, 03/01/28	1,100	1,176,186
Mylan Inc.
4.55%, 04/15/28	1,424	1,410,044
5.20%, 04/15/48	1,088	931,997
5.40%, 11/29/43	691	623,821
Novartis Capital Corp.
2.00%, 02/14/27	1,996	1,898,089
2.20%, 08/14/30	2,694	2,419,856
2.75%, 08/14/50(a)	2,041	1,403,176
3.00%, 11/20/25	1,996	1,964,136
3.10%, 05/17/27(a)	1,850	1,804,274
3.70%, 09/21/42	1,183	1,011,611
4.00%, 11/20/45	1,043	912,325
4.40%, 05/06/44	2,862	2,672,081
Pfizer Inc.
1.70%, 05/28/30	1,700	1,479,666
1.75%, 08/18/31(a)	1,543	1,303,650
2.55%, 05/28/40	1,331	968,506
2.63%, 04/01/30	2,003	1,838,888
2.70%, 05/28/50(a)	2,154	1,442,729
2.75%, 06/03/26	1,842	1,793,089
3.00%, 12/15/26(a)	2,392	2,331,800
3.45%, 03/15/29	2,808	2,721,944
3.60%, 09/15/28(a)	1,588	1,554,483
3.90%, 03/15/39	1,328	1,184,284
4.00%, 12/15/36	1,369	1,279,921
4.00%, 03/15/49	1,894	1,601,896
4.10%, 09/15/38(a)	1,363	1,251,852
4.13%, 12/15/46	1,924	1,660,622
4.20%, 09/15/48	1,436	1,243,291
4.30%, 06/15/43	1,221	1,102,114
4.40%, 05/15/44(a)	1,368	1,271,746
5.60%, 09/15/40	742	780,148
7.20%, 03/15/39(a)	3,155	3,858,111
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	4,120	4,122,282
4.45%, 05/19/28	5,440	5,466,678
4.65%, 05/19/30(a)	4,450	4,524,085
4.75%, 05/19/33	6,750	6,786,296
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.11%, 05/19/43	$3,845	$3,801,356
5.30%, 05/19/53	8,155	8,195,063
5.34%, 05/19/63	5,075	5,036,564
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	295	284,135
Sanofi SA, 3.63%, 06/19/28	1,801	1,777,008
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	158	154,558
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	3,100	2,721,779
3.03%, 07/09/40	2,240	1,692,010
3.18%, 07/09/50	3,055	2,122,710
3.38%, 07/09/60(a)	1,286	873,833
5.00%, 11/26/28	2,873	2,927,758
5.30%, 07/05/34	1,115	1,144,385
5.65%, 07/05/44	800	824,481
5.65%, 07/05/54	800	816,864
5.80%, 07/05/64	655	670,412
Utah Acquisition Sub Inc.
3.95%, 06/15/26	2,526	2,490,099
5.25%, 06/15/46	1,331	1,152,845
Viatris Inc.
2.30%, 06/22/27	1,363	1,274,095
2.70%, 06/22/30	1,753	1,543,192
3.85%, 06/22/40	2,231	1,703,798
4.00%, 06/22/50	2,968	2,103,713
Wyeth LLC
5.95%, 04/01/37	2,421	2,646,121
6.00%, 02/15/36	860	949,657
6.50%, 02/01/34	1,118	1,265,979
Zoetis Inc.
2.00%, 05/15/30	619	540,233
3.00%, 09/12/27	1,679	1,611,948
3.00%, 05/15/50	851	586,515
3.90%, 08/20/28	1,074	1,054,730
3.95%, 09/12/47	587	481,152
4.45%, 08/20/48	469	416,417
4.50%, 11/13/25	1,302	1,298,457
4.70%, 02/01/43	1,936	1,798,739
5.40%, 11/14/25	615	619,302
5.60%, 11/16/32	1,020	1,075,158
		560,942,728
Pipelines — 3.6%
6297782 LLC
4.91%, 09/01/27(a)(b)	120	120,252
5.03%, 10/01/29(b)	120	119,735
5.58%, 10/01/34(b)	2,445	2,434,432
6.18%, 10/01/54(b)	450	449,750
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(b)	775	749,929
4.60%, 11/02/47(a)(b)	2,795	2,587,611
Boardwalk Pipelines LP
3.40%, 02/15/31	870	785,677
3.60%, 09/01/32	870	779,297
4.45%, 07/15/27(a)	1,083	1,077,393
4.80%, 05/03/29	965	964,792
5.63%, 08/01/34(a)	845	862,659
5.95%, 06/01/26	1,021	1,037,028
Cameron LNG LLC
2.90%, 07/15/31(b)	1,420	1,257,151
3.30%, 01/15/35(b)	1,265	1,076,907
3.40%, 01/15/38(b)	1,010	845,742
Security	Par (000)	Value
Pipelines (continued)
3.70%, 01/15/39(b)	$1,420	$1,204,455
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39(a)	975	793,413
3.70%, 11/15/29	1,441	1,371,575
5.13%, 06/30/27	2,139	2,160,503
Cheniere Energy Inc.
4.63%, 10/15/28	850	840,349
5.65%, 04/15/34(b)	1,210	1,245,144
Cheniere Energy Partners LP
3.25%, 01/31/32	1,838	1,630,781
4.00%, 03/01/31(a)	2,125	2,004,319
4.50%, 10/01/29	1,935	1,892,363
5.75%, 08/15/34(a)(b)	1,375	1,423,599
5.95%, 06/30/33	1,841	1,937,986
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	1,097	1,014,017
Colonial Pipeline Co.
3.75%, 10/01/25(b)	360	355,910
4.20%, 04/15/43(a)(b)	150	129,699
4.25%, 04/15/48(a)(b)	845	709,091
6.38%, 08/01/37(b)	10	10,742
7.63%, 04/15/32(a)(b)	205	237,202
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(a)(b)	611	604,222
Columbia Pipeline Group Inc., 5.80%, 06/01/45	820	829,932
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/34(b)	240	244,879
6.04%, 08/15/28(b)	1,635	1,704,469
6.06%, 08/15/26(a)(b)	910	928,788
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30(a)(b)	975	1,024,189
6.04%, 11/15/33(b)	2,135	2,254,187
6.50%, 08/15/43(a)(b)	1,070	1,163,066
6.54%, 11/15/53(b)	1,805	2,001,807
6.71%, 08/15/63(b)	805	894,962
DCP Midstream Operating LP
3.25%, 02/15/32	755	669,331
5.13%, 05/15/29	870	884,264
5.60%, 04/01/44	870	858,409
5.63%, 07/15/27	1,175	1,205,516
6.45%, 11/03/36(a)(b)	525	569,849
6.75%, 09/15/37(b)	850	937,158
8.13%, 08/16/30	265	309,942
DT Midstream Inc., 4.30%, 04/15/32(b)	1,015	941,752
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	959	889,928
3.90%, 11/15/49(a)	501	373,899
4.60%, 12/15/44	679	598,174
4.80%, 11/01/43(a)	537	484,596
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	485	425,626
4.39%, 11/30/46(b)	545	441,439
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(b)	595	524,678
8.38%, 06/15/32	535	631,160
Enbridge Energy Partners LP
5.50%, 09/15/40	1,129	1,118,103
5.88%, 10/15/25	524	528,484
7.38%, 10/15/45	952	1,127,513
Series B, 7.50%, 04/15/38	745	890,892

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26	$657	$619,049
2.50%, 08/01/33	1,680	1,389,976
3.13%, 11/15/29(a)	1,650	1,539,055
3.40%, 08/01/51	1,455	1,031,459
3.70%, 07/15/27	1,785	1,746,702
4.00%, 11/15/49(a)	870	689,089
4.25%, 12/01/26	999	992,652
4.50%, 06/10/44	1,019	881,636
5.25%, 04/05/27(a)	650	662,213
5.30%, 04/05/29	1,285	1,320,724
5.50%, 12/01/46	796	795,172
5.50%, 07/15/77, (3-mo. SOFR + 3.680%)(a)(d)	1,125	1,084,048
5.63%, 04/05/34	3,645	3,760,872
5.70%, 03/08/33	3,970	4,139,512
5.90%, 11/15/26	1,880	1,932,665
5.95%, 04/05/54(a)	1,365	1,411,342
6.00%, 11/15/28	1,415	1,494,282
6.20%, 11/15/30(a)	1,040	1,123,888
6.25%, 03/01/78, (3-mo. SOFR + 3.903%)(a)(d)	1,141	1,116,917
6.70%, 11/15/53	1,840	2,089,338
7.20%, 06/27/54, (5-year CMT + 2.970%)(d)	25	25,771
7.38%, 03/15/55, (5-year CMT + 3.122%)(d)	50	51,195
7.38%, 01/15/83, (5-year CMT + 3.708%)(d)	500	505,368
7.63%, 01/15/83, (5-year CMT + 4.418%)(d)	90	94,126
8.25%, 01/15/84, (5-year CMT + 3.785%)(d)	550	575,451
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(d)	615	674,046
Series 16-A, 6.00%, 01/15/77, (3-mo. SOFR + 4.152%)(a)(d)	852	832,548
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(d)	898	858,539
Energy Transfer LP
3.75%, 05/15/30	1,625	1,537,119
3.90%, 07/15/26	974	959,492
4.00%, 10/01/27	1,239	1,216,576
4.15%, 09/15/29	868	846,956
4.20%, 04/15/27	852	842,985
4.40%, 03/15/27	1,397	1,390,342
4.75%, 01/15/26	1,504	1,500,596
4.90%, 03/15/35	878	855,193
4.95%, 05/15/28	1,177	1,186,977
4.95%, 06/15/28	1,695	1,712,565
4.95%, 01/15/43	429	382,858
5.00%, 05/15/44	670	601,100
5.00%, 05/15/50(a)	2,755	2,443,430
5.15%, 02/01/43	633	582,492
5.15%, 03/15/45	1,395	1,276,359
5.25%, 04/15/29	2,215	2,264,460
5.25%, 07/01/29	545	557,821
5.30%, 04/01/44	1,038	969,541
5.30%, 04/15/47	1,303	1,208,635
5.35%, 05/15/45	1,206	1,122,872
5.40%, 10/01/47	2,111	1,973,769
5.50%, 06/01/27(a)	1,493	1,522,358
5.55%, 02/15/28	1,175	1,207,470
5.55%, 05/15/34	1,345	1,379,718
5.60%, 09/01/34	1,330	1,369,009
5.63%, 05/01/27(b)	325	325,782
Security	Par (000)	Value
Pipelines (continued)
5.75%, 02/15/33	$1,935	$2,012,222
5.95%, 12/01/25	26	26,271
5.95%, 10/01/43	712	715,709
5.95%, 05/15/54	2,413	2,436,432
6.00%, 02/01/29(b)	500	511,093
6.00%, 06/15/48	1,405	1,418,764
6.05%, 12/01/26	1,545	1,590,602
6.05%, 06/01/41	992	1,012,557
6.05%, 09/01/54	1,725	1,765,336
6.10%, 12/01/28	765	807,102
6.10%, 02/15/42	487	494,842
6.13%, 12/15/45	1,400	1,437,532
6.25%, 04/15/49	2,421	2,519,013
6.40%, 12/01/30	1,495	1,617,581
6.50%, 02/01/42	1,460	1,567,995
6.55%, 12/01/33	2,055	2,247,431
6.63%, 10/15/36	635	691,574
6.85%, 02/15/40(a)	170	184,370
7.38%, 02/01/31(a)(b)	630	670,743
7.50%, 07/01/38	475	558,305
8.25%, 11/15/29	519	596,732
Series 20Y, 5.80%, 06/15/38	830	850,501
EnLink Midstream LLC
5.38%, 06/01/29	125	127,233
5.63%, 01/15/28(b)	135	137,486
5.65%, 09/01/34	200	203,488
6.50%, 09/01/30(a)(b)	275	294,004
EnLink Midstream Partners LP
4.85%, 07/15/26	420	418,726
5.05%, 04/01/45(a)	315	277,007
5.45%, 06/01/47(a)	475	441,179
5.60%, 04/01/44(a)	700	661,688
Enterprise Products Operating LLC
2.80%, 01/31/30	1,648	1,523,702
3.13%, 07/31/29	1,619	1,533,887
3.20%, 02/15/52	1,634	1,130,404
3.30%, 02/15/53	1,467	1,026,196
3.70%, 02/15/26	1,351	1,337,063
3.70%, 01/31/51	1,401	1,074,649
3.95%, 02/15/27	1,125	1,115,982
3.95%, 01/31/60(a)	1,436	1,102,362
4.15%, 10/16/28	2,312	2,297,778
4.20%, 01/31/50	1,929	1,616,203
4.25%, 02/15/48	1,792	1,523,407
4.45%, 02/15/43	1,989	1,773,108
4.60%, 01/11/27	845	851,885
4.80%, 02/01/49(a)	1,795	1,644,405
4.85%, 01/31/34	805	808,223
4.85%, 08/15/42	1,020	958,694
4.85%, 03/15/44	1,736	1,623,409
4.90%, 05/15/46	900	842,347
4.95%, 02/15/35	1,400	1,405,922
4.95%, 10/15/54(a)	642	595,914
5.05%, 01/10/26	1,150	1,159,187
5.10%, 02/15/45	1,656	1,600,749
5.35%, 01/31/33	1,455	1,513,118
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(d)	868	815,135
5.55%, 02/16/55	815	829,239
5.70%, 02/15/42	917	946,601
5.95%, 02/01/41	785	836,691
6.13%, 10/15/39	1,067	1,163,212
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.45%, 09/01/40	$745	$833,048
7.55%, 04/15/38	730	894,620
Series D, 6.88%, 03/01/33(a)	757	861,710
Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(d)	1,236	1,204,989
Series H, 6.65%, 10/15/34	685	769,817
Series J, 5.75%, 03/01/35	365	380,924
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	316	315,199
Flex Intermediate Holdco LLC
3.36%, 06/30/31(b)	1,275	1,097,399
4.32%, 12/30/39(b)	945	737,942
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)(b)	840	756,928
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(a)(b)	1,045	883,051
2.55%, 07/01/30(b)	1,005	895,612
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(b)	140	133,627
2.16%, 03/31/34(a)(b)	2,452	2,158,926
2.63%, 03/31/36(b)	150	126,611
2.94%, 09/30/40(b)	160	133,093
3.25%, 09/30/40(b)	1,400	1,114,406
GNL Quintero SA, 4.63%, 07/31/29(b)	485	483,171
Gray Oak Pipeline LLC
2.60%, 10/15/25(b)	802	778,212
3.45%, 10/15/27(b)	770	738,468
Greensaif Pipelines Bidco SARL
5.85%, 02/23/36(b)	2,000	2,061,360
6.10%, 08/23/42(b)	1,000	1,025,861
6.13%, 02/23/38(a)(b)	1,055	1,101,029
6.51%, 02/23/42(b)	1,040	1,106,447
Gulfstream Natural Gas System LLC
4.60%, 09/15/25(b)	480	477,859
5.95%, 10/15/45(b)	489	463,937
6.19%, 11/01/25(b)	860	869,140
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	769	668,826
5.00%, 08/15/42	883	799,933
5.00%, 03/01/43	1,145	1,033,066
5.40%, 09/01/44	765	726,511
5.50%, 03/01/44	1,148	1,107,058
5.63%, 09/01/41	594	583,170
5.80%, 03/15/35	790	822,002
6.38%, 03/01/41(a)	875	916,150
6.50%, 02/01/37	778	841,038
6.50%, 09/01/39	897	968,246
6.55%, 09/15/40	614	657,344
6.95%, 01/15/38	1,415	1,589,458
7.30%, 08/15/33	715	823,153
7.40%, 03/15/31	444	501,289
7.50%, 11/15/40	566	664,362
7.75%, 03/15/32	447	519,165
Kinder Morgan Inc.
1.75%, 11/15/26	320	301,567
2.00%, 02/15/31(a)	1,060	902,508
3.25%, 08/01/50	765	512,323
3.60%, 02/15/51(a)	1,566	1,117,016
4.30%, 03/01/28	1,507	1,499,129
4.80%, 02/01/33	1,258	1,229,359
5.00%, 02/01/29	1,675	1,697,008
5.05%, 02/15/46	586	532,055
Security	Par (000)	Value
Pipelines (continued)
5.10%, 08/01/29	$825	$840,668
5.20%, 06/01/33	1,320	1,323,025
5.20%, 03/01/48	1,046	964,284
5.30%, 12/01/34	1,492	1,500,813
5.40%, 02/01/34(a)	1,255	1,273,645
5.45%, 08/01/52(a)	1,110	1,055,251
5.55%, 06/01/45	2,438	2,365,000
5.95%, 08/01/54	485	493,807
7.75%, 01/15/32	1,401	1,625,059
7.80%, 08/01/31	858	991,053
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(a)(b)	710	704,961
MPLX LP
1.75%, 03/01/26	2,288	2,187,487
2.65%, 08/15/30	1,980	1,769,647
4.00%, 03/15/28	2,037	1,996,982
4.13%, 03/01/27	1,872	1,851,401
4.25%, 12/01/27	1,292	1,276,454
4.50%, 04/15/38	2,502	2,283,751
4.70%, 04/15/48	2,165	1,864,457
4.80%, 02/15/29	1,291	1,303,200
4.90%, 04/15/58	633	546,804
4.95%, 09/01/32	1,315	1,301,658
4.95%, 03/14/52(a)	2,143	1,896,459
5.00%, 03/01/33	1,420	1,405,198
5.20%, 03/01/47	1,406	1,309,975
5.20%, 12/01/47	821	755,651
5.50%, 06/01/34	1,532	1,558,755
5.50%, 02/15/49	2,100	2,013,661
5.65%, 03/01/53	550	537,161
NGPL PipeCo LLC
3.25%, 07/15/31(b)	635	556,247
4.88%, 08/15/27(b)	1,426	1,423,293
7.77%, 12/15/37(b)	667	786,998
Northern Natural Gas Co.
3.40%, 10/16/51(b)	935	644,621
4.10%, 09/15/42(a)(b)	445	364,080
4.30%, 01/15/49(b)	985	811,668
5.63%, 02/01/54(b)	810	823,184
Northwest Pipeline LLC, 4.00%, 04/01/27	655	643,782
ONEOK Inc.
2.20%, 09/15/25	515	501,366
3.10%, 03/15/30	980	904,304
3.25%, 06/01/30	640	593,008
3.40%, 09/01/29	881	832,217
3.95%, 03/01/50	860	652,765
4.00%, 07/13/27	850	839,113
4.20%, 12/01/42	236	191,998
4.20%, 03/15/45	360	279,661
4.20%, 10/03/47	1,070	852,281
4.25%, 09/15/46	760	617,232
4.35%, 03/15/29	1,304	1,290,131
4.45%, 09/01/49	715	581,278
4.50%, 03/15/50	805	658,456
4.55%, 07/15/28	1,249	1,246,480
4.85%, 02/01/49	665	580,090
4.95%, 07/13/47	1,204	1,072,097
5.00%, 03/01/26	1,063	1,064,838
5.15%, 10/15/43	631	593,480
5.20%, 07/15/48	1,414	1,297,820
5.55%, 11/01/26	1,385	1,411,039

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.65%, 11/01/28	$1,124	$1,167,513
5.80%, 11/01/30	950	1,003,237
5.85%, 01/15/26	935	946,919
6.00%, 06/15/35	780	820,591
6.05%, 09/01/33	1,775	1,873,407
6.10%, 11/15/32	1,355	1,438,724
6.35%, 01/15/31	936	1,004,583
6.40%, 05/01/37(a)	440	469,442
6.63%, 09/01/53	1,755	1,932,994
7.15%, 01/15/51	634	721,157
ONEOK Partners LP
6.13%, 02/01/41	794	817,609
6.20%, 09/15/43	380	394,977
6.65%, 10/01/36	794	875,897
6.85%, 10/15/37	695	770,824
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	329	355,691
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	1,497	1,409,135
3.80%, 09/15/30	1,300	1,224,280
4.30%, 01/31/43	529	434,756
4.50%, 12/15/26	1,260	1,253,946
4.65%, 10/15/25	1,454	1,448,354
4.70%, 06/15/44	724	622,910
4.90%, 02/15/45	859	757,184
5.15%, 06/01/42	1,102	1,017,817
5.70%, 09/15/34	805	823,326
6.65%, 01/15/37	800	868,028
QazaqGaz NC JSC, 4.38%, 09/26/27(b)	355	340,476
Sabal Trail Transmission LLC
4.25%, 05/01/28(b)	1,300	1,275,379
4.68%, 05/01/38(a)(b)	647	613,099
4.83%, 05/01/48(b)	640	566,306
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	2,796	2,760,137
4.50%, 05/15/30(a)	2,961	2,930,057
5.00%, 03/15/27	2,000	2,013,750
5.88%, 06/30/26	2,358	2,389,241
5.90%, 09/15/37	850	896,159
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	667	563,451
Southern Natural Gas Co. LLC
4.80%, 03/15/47(b)	1,173	1,007,968
8.00%, 03/01/32(a)	442	521,193
Spectra Energy Partners LP
3.38%, 10/15/26	1,095	1,067,533
4.50%, 03/15/45	1,204	1,029,242
5.95%, 09/25/43	593	604,632
Targa Resources Corp.
4.20%, 02/01/33	1,435	1,334,639
4.95%, 04/15/52	1,225	1,084,025
5.20%, 07/01/27	1,585	1,608,322
5.50%, 02/15/35(a)	150	152,295
6.13%, 03/15/33	980	1,041,063
6.15%, 03/01/29	860	908,152
6.25%, 07/01/52	703	735,638
6.50%, 03/30/34	1,030	1,123,876
6.50%, 02/15/53	1,225	1,337,829
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	1,497	1,388,985
Security	Par (000)	Value
Pipelines (continued)
4.88%, 02/01/31	$1,536	$1,508,597
5.00%, 01/15/28	903	901,294
5.50%, 03/01/30	1,449	1,468,938
6.50%, 07/15/27	1,433	1,448,704
6.88%, 01/15/29(a)	670	688,526
TC PipeLines LP, 3.90%, 05/25/27	1,281	1,252,199
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	1,606	1,455,956
7.00%, 03/15/27	525	552,381
7.00%, 10/15/28	1,383	1,492,456
7.63%, 04/01/37(a)	315	372,784
Texas Eastern Transmission LP
3.50%, 01/15/28(b)	805	773,726
4.15%, 01/15/48(a)(b)	710	566,659
7.00%, 07/15/32(a)	705	786,777
TMS Issuer Sarl, 5.78%, 08/23/32(b)	1,060	1,106,405
TransCanada PipeLines Ltd.
2.50%, 10/12/31	1,585	1,382,365
4.10%, 04/15/30	1,856	1,806,991
4.25%, 05/15/28	2,080	2,057,758
4.63%, 03/01/34	1,725	1,676,259
4.75%, 05/15/38	380	360,559
4.88%, 01/15/26	1,392	1,393,363
4.88%, 05/15/48	1,487	1,366,565
5.00%, 10/16/43(a)	1,018	965,897
5.10%, 03/15/49(a)	1,519	1,446,871
5.60%, 03/31/34	555	577,320
5.85%, 03/15/36	894	930,935
6.10%, 06/01/40	1,075	1,137,432
6.20%, 03/09/26(a)	1,255	1,255,136
6.20%, 10/15/37	1,595	1,705,274
7.25%, 08/15/38	1,110	1,304,247
7.63%, 01/15/39	1,655	2,014,549
Transcanada Trust
5.30%, 03/15/77, (3-mo. LIBOR US + 3.208%)(d)	1,647	1,576,153
5.50%, 09/15/79, (1-day SOFR + 4.416%)(d)	1,084	1,016,763
5.60%, 03/07/82, (5-year CMT + 3.986%)(d)	1,025	976,350
Series 16-A, 5.88%, 08/15/76, (3-mo. LIBOR US + 4.640%)(d)	935	919,640
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	1,481	1,375,009
3.95%, 05/15/50	895	704,471
4.00%, 03/15/28	998	977,692
4.45%, 08/01/42	506	455,376
4.60%, 03/15/48	951	826,208
5.40%, 08/15/41	610	609,055
7.85%, 02/01/26	1,695	1,752,707
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)(b)	545	545,785
Valero Energy Partners LP, 4.50%, 03/15/28	1,009	1,003,594
Western Midstream Operating LP
4.05%, 02/01/30	1,360	1,301,793
4.50%, 03/01/28	675	665,696
4.65%, 07/01/26	380	378,047
4.75%, 08/15/28(a)	1,290	1,283,846
5.25%, 02/01/50	1,380	1,248,247
5.30%, 03/01/48(a)	1,165	1,052,994
5.45%, 11/15/34	405	402,744
5.45%, 04/01/44	985	920,468
5.50%, 08/15/48	590	541,261
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.15%, 04/01/33	$620	$651,565
6.35%, 01/15/29	535	564,054
Whistler Pipeline LLC
5.40%, 09/30/29(b)	15	15,195
5.70%, 09/30/31(b)	62	63,389
5.95%, 09/30/34(b)	25	25,473
Williams Companies Inc. (The)
2.60%, 03/15/31	2,000	1,748,254
3.50%, 11/15/30	1,367	1,280,839
3.50%, 10/15/51	950	681,283
3.75%, 06/15/27	2,232	2,185,879
4.00%, 09/15/25	1,022	1,012,526
4.65%, 08/15/32	1,130	1,111,597
4.80%, 11/15/29(a)	500	503,687
4.85%, 03/01/48	1,086	974,499
4.90%, 03/15/29	1,025	1,036,162
4.90%, 01/15/45	747	673,932
5.10%, 09/15/45	1,394	1,296,502
5.15%, 03/15/34	1,495	1,501,498
5.30%, 08/15/28	1,750	1,797,076
5.30%, 08/15/52	940	900,021
5.40%, 03/02/26	420	424,055
5.40%, 03/04/44(a)	841	818,663
5.65%, 03/15/33	1,025	1,064,580
5.75%, 06/24/44	245	247,077
5.80%, 11/15/43	605	617,805
5.80%, 11/15/54	160	163,396
6.30%, 04/15/40	1,742	1,861,594
7.75%, 06/15/31(a)	527	591,002
8.75%, 03/15/32	768	932,687
Series A, 7.50%, 01/15/31(a)	517	585,309
		427,679,902
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	894	804,339
4.40%, 05/27/26(a)(b)	923	919,061
4.87%, 02/15/29(a)(b)	1,165	1,177,130
5.00%, 03/15/48(a)(b)	590	562,553
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	740	746,235
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	883	842,572
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	1,688	1,669,776
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(b)	1,093	1,026,346
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	1,083	1,042,324
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	830	614,035
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)(b)	2,245	1,631,675
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	625	428,230
		11,464,276
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33	200	225,890
CBRE Services Inc.
2.50%, 04/01/31(a)	967	833,373
4.88%, 03/01/26	871	872,014
5.50%, 04/01/29	455	470,549
Security	Par (000)	Value
Real Estate (continued)
5.95%, 08/15/34(a)	$860	$908,669
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(b)	280	246,502
CoStar Group Inc., 2.80%, 07/15/30(b)	1,660	1,459,652
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	1,294	1,258,205
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	205	214,796
Jones Lang LaSalle Inc., 6.88%, 12/01/28	240	258,514
Mitsui Fudosan Co. Ltd.
2.57%, 01/21/32(b)	385	333,156
3.95%, 01/24/29(b)	265	259,380
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31(b)	1,290	1,093,149
3.88%, 03/20/27(a)(b)	760	748,355
4.13%, 02/01/29(a)(b)	1,195	1,167,099
		10,349,303
Real Estate Investment Trusts — 3.2%
Agree LP
2.00%, 06/15/28	690	624,932
2.60%, 06/15/33	515	421,356
2.90%, 10/01/30	205	183,954
4.80%, 10/01/32	525	515,463
5.63%, 06/15/34(a)	245	252,701
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	1,361	1,068,075
2.00%, 05/18/32	1,490	1,210,534
2.75%, 12/15/29(a)	635	576,652
2.95%, 03/15/34	870	735,507
3.00%, 05/18/51	1,232	783,629
3.38%, 08/15/31	1,127	1,030,417
3.55%, 03/15/52(a)	1,435	1,015,484
3.80%, 04/15/26(a)	811	799,721
3.95%, 01/15/27	625	614,529
3.95%, 01/15/28(a)	600	587,483
4.00%, 02/01/50	1,008	774,805
4.30%, 01/15/26(a)	645	640,651
4.50%, 07/30/29	607	601,849
4.70%, 07/01/30	736	732,502
4.75%, 04/15/35(a)	648	626,201
4.85%, 04/15/49	398	352,739
4.90%, 12/15/30(a)	1,027	1,038,454
5.15%, 04/15/53	725	666,491
5.25%, 05/15/36	400	399,412
5.63%, 05/15/54	735	723,901
American Assets Trust LP, 3.38%, 02/01/31	909	772,905
American Homes 4 Rent LP
2.38%, 07/15/31	811	684,870
3.38%, 07/15/51	485	333,084
3.63%, 04/15/32(a)	840	763,874
4.25%, 02/15/28	885	869,787
4.30%, 04/15/52	210	169,296
4.90%, 02/15/29	737	740,854
5.50%, 02/01/34	660	672,123
5.50%, 07/15/34(a)	405	413,137
American Tower Corp.
1.30%, 09/15/25	284	273,292
1.45%, 09/15/26	1,074	1,007,309
1.50%, 01/31/28	1,466	1,321,012
1.60%, 04/15/26	1,011	960,422
1.88%, 10/15/30	954	809,640

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 06/15/30	$1,188	$1,033,729
2.30%, 09/15/31	996	845,985
2.70%, 04/15/31	1,309	1,152,381
2.75%, 01/15/27	1,177	1,126,494
2.90%, 01/15/30	1,332	1,219,580
2.95%, 01/15/51(a)	1,493	986,241
3.10%, 06/15/50	1,600	1,090,523
3.13%, 01/15/27(a)	763	737,367
3.38%, 10/15/26	1,422	1,386,275
3.55%, 07/15/27	1,847	1,793,045
3.60%, 01/15/28(a)	1,198	1,158,501
3.65%, 03/15/27	1,110	1,084,470
3.70%, 10/15/49(a)	978	741,685
3.80%, 08/15/29	2,056	1,973,480
3.95%, 03/15/29	1,547	1,499,550
4.05%, 03/15/32	705	667,653
4.40%, 02/15/26	1,038	1,032,239
5.20%, 02/15/29	750	766,771
5.25%, 07/15/28	740	755,792
5.45%, 02/15/34	940	970,741
5.50%, 03/15/28	1,443	1,482,395
5.55%, 07/15/33	1,270	1,316,554
5.65%, 03/15/33	1,366	1,423,790
5.80%, 11/15/28	1,430	1,495,840
5.90%, 11/15/33	1,250	1,326,405
AvalonBay Communities Inc.
1.90%, 12/01/28	525	475,449
2.05%, 01/15/32(a)	1,100	933,108
2.30%, 03/01/30	910	814,652
2.45%, 01/15/31	765	673,505
2.90%, 10/15/26	160	155,144
2.95%, 05/11/26(a)	1,013	986,938
3.20%, 01/15/28	646	620,809
3.30%, 06/01/29	668	636,047
3.35%, 05/15/27	597	581,928
3.50%, 11/15/25	304	300,173
3.90%, 10/15/46	1,337	1,088,069
4.15%, 07/01/47	314	265,745
4.35%, 04/15/48(a)	372	323,563
5.00%, 02/15/33	394	397,621
5.30%, 12/07/33	375	385,668
5.35%, 06/01/34(a)	365	377,700
Boston Properties LP
2.45%, 10/01/33	1,502	1,168,929
2.55%, 04/01/32(a)	1,531	1,243,406
2.75%, 10/01/26	1,606	1,530,104
2.90%, 03/15/30	1,390	1,226,409
3.25%, 01/30/31	1,737	1,529,240
3.40%, 06/21/29	1,170	1,080,448
3.65%, 02/01/26	1,746	1,707,266
4.50%, 12/01/28	1,994	1,942,584
5.75%, 01/15/35	315	313,164
6.50%, 01/15/34(a)	700	741,895
6.75%, 12/01/27	1,425	1,489,434
Brixmor Operating Partnership LP
2.25%, 04/01/28	375	343,391
2.50%, 08/16/31	500	426,315
3.90%, 03/15/27	782	764,793
4.05%, 07/01/30	1,418	1,358,363
4.13%, 06/15/26	665	657,007
4.13%, 05/15/29	903	875,893
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 02/15/34	$495	$500,663
5.75%, 02/15/35(a)	210	217,332
Broadstone Net Lease LLC, 2.60%, 09/15/31	710	587,820
Camden Property Trust
2.80%, 05/15/30(a)	1,042	953,812
3.15%, 07/01/29	709	668,449
3.35%, 11/01/49(a)	407	293,172
4.10%, 10/15/28	660	648,543
4.90%, 01/15/34	435	432,270
5.85%, 11/03/26(a)	625	644,651
COPT Defense Properties LP
2.00%, 01/15/29(a)	685	602,456
2.25%, 03/15/26	645	618,414
2.75%, 04/15/31(a)	670	574,684
2.90%, 12/01/33	720	588,902
Crown Castle Inc.
1.05%, 07/15/26	1,712	1,605,382
2.10%, 04/01/31	1,497	1,256,125
2.25%, 01/15/31	1,326	1,132,086
2.50%, 07/15/31	1,020	872,947
2.90%, 03/15/27	1,164	1,116,062
2.90%, 04/01/41	1,880	1,362,694
3.10%, 11/15/29	1,039	960,580
3.25%, 01/15/51(a)	1,372	951,773
3.30%, 07/01/30	1,205	1,111,642
3.65%, 09/01/27	1,865	1,813,085
3.70%, 06/15/26	963	945,354
3.80%, 02/15/28	1,510	1,467,489
4.00%, 03/01/27	912	898,678
4.00%, 11/15/49	602	478,752
4.15%, 07/01/50	783	640,875
4.30%, 02/15/29	1,038	1,018,885
4.45%, 02/15/26	1,546	1,538,440
4.75%, 05/15/47(a)	576	510,105
4.80%, 09/01/28	950	954,580
4.90%, 09/01/29	535	539,603
5.00%, 01/11/28	2,122	2,141,142
5.10%, 05/01/33	1,207	1,206,348
5.20%, 09/01/34	680	679,726
5.20%, 02/15/49	538	507,559
5.60%, 06/01/29	1,079	1,118,777
5.80%, 03/01/34(a)	1,160	1,214,371
CubeSmart LP
2.00%, 02/15/31(a)	615	518,846
2.25%, 12/15/28(a)	717	651,113
2.50%, 02/15/32	665	566,383
3.00%, 02/15/30(a)	531	486,875
3.13%, 09/01/26	922	894,318
4.00%, 11/15/25	611	603,626
4.38%, 02/15/29	590	581,508
Digital Realty Trust LP
3.60%, 07/01/29	1,452	1,388,229
3.70%, 08/15/27	1,497	1,460,211
4.45%, 07/15/28	965	957,606
5.55%, 01/15/28	1,435	1,467,679
DOC DR LLC
2.63%, 11/01/31	721	621,116
3.95%, 01/15/28	652	637,608
4.30%, 03/15/27	798	791,452
EPR Properties
3.60%, 11/15/31	455	400,449
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.75%, 08/15/29(a)	$555	$514,348
4.50%, 06/01/27	355	347,418
4.75%, 12/15/26	320	316,148
4.95%, 04/15/28	330	326,048
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	655	677,890
Equinix Inc.
1.00%, 09/15/25	1,124	1,080,570
1.45%, 05/15/26	1,155	1,094,106
1.55%, 03/15/28	1,056	952,110
1.80%, 07/15/27	955	887,573
2.00%, 05/15/28	885	809,039
2.15%, 07/15/30	1,240	1,082,715
2.50%, 05/15/31	1,821	1,582,540
2.90%, 11/18/26	232	224,102
2.95%, 09/15/51	949	616,140
3.00%, 07/15/50	1,076	714,619
3.20%, 11/18/29	1,977	1,846,062
3.40%, 02/15/52	656	466,377
3.90%, 04/15/32(a)	1,315	1,238,655
ERP Operating LP
1.85%, 08/01/31(a)	850	713,874
2.50%, 02/15/30	990	896,185
2.85%, 11/01/26(a)	755	731,034
3.00%, 07/01/29	990	927,831
3.25%, 08/01/27	480	466,322
3.50%, 03/01/28	657	637,032
4.00%, 08/01/47	135	109,156
4.15%, 12/01/28	803	794,861
4.50%, 07/01/44	1,024	921,211
4.50%, 06/01/45	525	462,642
Essential Properties LP, 2.95%, 07/15/31	602	515,336
Essex Portfolio LP
1.65%, 01/15/31(a)	600	494,620
1.70%, 03/01/28	415	376,230
2.55%, 06/15/31(a)	225	194,317
2.65%, 03/15/32	628	539,043
2.65%, 09/01/50	485	296,365
3.00%, 01/15/30	732	673,219
3.38%, 04/15/26	723	706,478
3.63%, 05/01/27	611	596,247
4.00%, 03/01/29	906	879,408
4.50%, 03/15/48	375	325,307
5.50%, 04/01/34	555	569,659
Extra Space Storage LP
2.20%, 10/15/30	734	633,988
2.35%, 03/15/32	1,080	895,718
2.40%, 10/15/31	760	645,818
2.55%, 06/01/31	460	395,929
3.50%, 07/01/26(a)	1,094	1,072,378
3.88%, 12/15/27	908	888,235
3.90%, 04/01/29	355	343,171
4.00%, 06/15/29	722	700,352
5.35%, 01/15/35	385	388,092
5.40%, 02/01/34	630	641,321
5.50%, 07/01/30(a)	550	570,933
5.70%, 04/01/28(a)	585	604,007
5.90%, 01/15/31	340	357,608
Federal Realty OP LP
1.25%, 02/15/26	652	619,375
3.20%, 06/15/29	320	298,769
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 07/15/27	$890	$856,337
3.50%, 06/01/30	634	591,759
3.63%, 08/01/46	444	311,894
4.50%, 12/01/44	718	597,246
5.38%, 05/01/28	505	516,434
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	1,195	1,043,059
4.00%, 01/15/30	1,447	1,367,487
4.00%, 01/15/31	1,033	956,951
5.30%, 01/15/29	1,050	1,058,621
5.38%, 04/15/26	1,394	1,394,909
5.63%, 09/15/34(a)	550	556,019
5.75%, 06/01/28	1,169	1,193,630
6.25%, 09/15/54	240	246,185
6.75%, 12/01/33	500	545,364
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(a)(b)	135	129,670
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)(b)	415	375,853
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	887	855,371
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)	10	9,580
3.75%, 09/15/30(a)(b)	125	111,164
Healthcare Realty Holdings LP
2.00%, 03/15/31	677	556,621
2.05%, 03/15/31	693	561,961
2.40%, 03/15/30(a)	670	577,002
3.10%, 02/15/30(a)	859	781,487
3.50%, 08/01/26	818	799,196
3.63%, 01/15/28	701	666,364
3.75%, 07/01/27	921	895,767
Healthpeak OP LLC
1.35%, 02/01/27	1,068	989,904
2.13%, 12/01/28(a)	937	848,225
2.88%, 01/15/31	963	862,776
3.00%, 01/15/30	971	895,334
3.25%, 07/15/26	1,125	1,097,670
3.50%, 07/15/29	645	612,960
5.25%, 12/15/32	985	1,002,133
6.75%, 02/01/41	397	443,980
Highwoods Realty LP
2.60%, 02/01/31	635	530,178
3.05%, 02/15/30	573	506,802
3.88%, 03/01/27	190	183,877
4.13%, 03/15/28	492	473,720
4.20%, 04/15/29(a)	559	534,248
7.65%, 02/01/34(a)	40	44,927
Host Hotels & Resorts LP
5.50%, 04/15/35(a)	575	569,646
5.70%, 07/01/34(a)	725	734,978
Series F, 4.50%, 02/01/26	664	658,951
Series H, 3.38%, 12/15/29(a)	556	512,133
Series I, 3.50%, 09/15/30	656	599,709
Series J, 2.90%, 12/15/31	835	719,906
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	951	785,212
2.30%, 11/15/28	870	789,209
2.70%, 01/15/34	620	507,604
4.15%, 04/15/32(a)	735	692,538
5.45%, 08/15/30(a)	635	655,670

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 08/15/33	$575	$585,932
Kilroy Realty LP
2.50%, 11/15/32(a)	873	680,027
2.65%, 11/15/33(a)	905	692,952
3.05%, 02/15/30	842	737,750
4.25%, 08/15/29	725	677,947
4.38%, 10/01/25	410	405,496
4.75%, 12/15/28	720	706,596
6.25%, 01/15/36	355	352,381
Kimco Realty OP LLC
1.90%, 03/01/28(a)	553	503,883
2.25%, 12/01/31	560	468,824
2.70%, 10/01/30(a)	781	702,226
2.80%, 10/01/26	819	789,344
3.20%, 04/01/32	455	405,192
3.25%, 08/15/26(a)	630	610,591
3.70%, 10/01/49	456	347,987
3.80%, 04/01/27	815	798,595
4.13%, 12/01/46(a)	463	369,603
4.25%, 04/01/45	344	289,508
4.45%, 09/01/47	515	433,523
4.60%, 02/01/33	1,060	1,035,979
6.40%, 03/01/34(a)	700	771,000
Kite Realty Group LP
4.00%, 10/01/26	557	546,653
4.95%, 12/15/31	40	39,508
5.50%, 03/01/34	35	35,481
Kite Realty Group Trust, 4.75%, 09/15/30(a)	530	524,927
LXP Industrial Trust
2.38%, 10/01/31	488	402,261
2.70%, 09/15/30	695	609,380
6.75%, 11/15/28	300	318,321
Mid-America Apartments LP
1.10%, 09/15/26(a)	1,043	973,103
1.70%, 02/15/31	747	623,845
2.75%, 03/15/30	595	545,168
2.88%, 09/15/51(a)	419	271,234
3.60%, 06/01/27	580	567,185
3.95%, 03/15/29(a)	796	780,032
4.00%, 11/15/25	250	247,455
4.20%, 06/15/28	765	755,684
5.00%, 03/15/34(a)	345	345,615
5.30%, 02/15/32	530	544,852
National Health Investors Inc., 3.00%, 02/01/31	744	639,928
NNN REIT Inc.
2.50%, 04/15/30	754	669,530
3.00%, 04/15/52	480	309,272
3.10%, 04/15/50	413	276,382
3.50%, 10/15/27	725	703,434
3.50%, 04/15/51	470	339,785
3.60%, 12/15/26	631	618,156
4.00%, 11/15/25	442	437,301
4.30%, 10/15/28	367	362,207
4.80%, 10/15/48	622	554,158
5.50%, 06/15/34(a)	685	700,575
5.60%, 10/15/33(a)	774	795,819
Omega Healthcare Investors Inc.
3.25%, 04/15/33	980	829,206
3.38%, 02/01/31(a)	1,093	974,332
3.63%, 10/01/29(a)	563	523,923
4.50%, 04/01/27	865	854,674
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 01/15/28	$1,045	$1,035,978
5.25%, 01/15/26	1,070	1,070,007
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	700	593,077
5.75%, 07/15/34	440	453,049
Piedmont Operating Partnership LP
2.75%, 04/01/32	452	355,165
3.15%, 08/15/30	361	309,105
9.25%, 07/20/28	165	182,425
Prologis LP
1.25%, 10/15/30(a)	843	701,921
1.63%, 03/15/31	437	363,754
1.75%, 07/01/30	565	486,382
1.75%, 02/01/31	425	358,018
2.13%, 04/15/27	791	748,605
2.13%, 10/15/50	641	356,581
2.25%, 04/15/30	1,561	1,395,462
2.25%, 01/15/32(a)	1,105	935,331
2.88%, 11/15/29	663	615,204
3.00%, 04/15/50	829	566,452
3.05%, 03/01/50	487	333,877
3.25%, 06/30/26	770	754,308
3.25%, 10/01/26	923	903,698
3.38%, 12/15/27(a)	764	741,679
3.88%, 09/15/28	651	638,493
4.00%, 09/15/28	634	625,035
4.38%, 02/01/29	734	733,579
4.38%, 09/15/48	450	394,942
4.63%, 01/15/33	635	629,757
4.75%, 06/15/33	1,520	1,519,608
4.88%, 06/15/28(a)	980	997,314
5.00%, 03/15/34	775	783,586
5.00%, 01/31/35(a)	675	680,070
5.13%, 01/15/34(a)	870	889,849
5.25%, 06/15/53	1,354	1,340,913
5.25%, 03/15/54(a)	1,100	1,090,947
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29(b)	295	301,311
5.25%, 01/15/35(b)	120	121,128
5.50%, 04/01/34(b)	240	247,936
Public Storage Operating Co.
0.88%, 02/15/26(a)	1,076	1,021,902
1.50%, 11/09/26	1,342	1,262,591
1.85%, 05/01/28(a)	977	892,045
1.95%, 11/09/28	925	839,559
2.25%, 11/09/31	935	799,593
2.30%, 05/01/31(a)	825	721,187
3.09%, 09/15/27	790	762,179
3.39%, 05/01/29	820	788,220
5.10%, 08/01/33	545	557,708
5.13%, 01/15/29	720	742,396
5.35%, 08/01/53	1,248	1,259,423
Rayonier LP, 2.75%, 05/17/31	762	657,177
Realty Income Corp.
0.75%, 03/15/26	625	588,641
1.80%, 03/15/33	530	415,914
2.10%, 03/15/28	520	478,945
2.20%, 06/15/28	417	383,729
2.70%, 02/15/32	431	371,993
2.85%, 12/15/32	1,127	969,005
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/27	$447	$431,376
3.10%, 12/15/29(a)	995	929,861
3.20%, 01/15/27(a)	680	656,590
3.20%, 02/15/31	460	419,683
3.25%, 06/15/29	916	867,778
3.25%, 01/15/31(a)	1,320	1,212,318
3.40%, 01/15/28(a)	1,013	978,041
3.40%, 01/15/30(a)	526	495,093
3.65%, 01/15/28	497	483,317
3.95%, 08/15/27	658	648,954
4.00%, 07/15/29(a)	486	474,114
4.13%, 10/15/26	729	722,898
4.45%, 09/15/26	722	719,865
4.63%, 11/01/25	1,018	1,016,287
4.65%, 03/15/47(a)	765	692,699
4.70%, 12/15/28	650	655,391
4.75%, 02/15/29	1,025	1,034,613
4.85%, 03/15/30	835	846,703
4.88%, 06/01/26	1,012	1,014,756
4.90%, 07/15/33	1,030	1,023,755
5.05%, 01/13/26	115	114,995
5.13%, 02/15/34	870	877,829
5.38%, 09/01/54	105	103,557
5.63%, 10/13/32	920	964,935
5.88%, 03/15/35	605	634,281
Regency Centers LP
2.95%, 09/15/29	986	913,234
3.60%, 02/01/27	593	579,831
3.70%, 06/15/30	618	588,726
3.90%, 11/01/25	620	609,919
4.13%, 03/15/28	652	643,651
4.40%, 02/01/47	548	468,277
4.65%, 03/15/49	560	490,170
5.10%, 01/15/35	215	215,679
5.25%, 01/15/34(a)	185	188,316
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	60	63,666
Rexford Industrial Realty LP
2.13%, 12/01/30	654	558,138
2.15%, 09/01/31	645	536,632
5.00%, 06/15/28	520	525,990
Sabra Health Care LP
3.20%, 12/01/31	830	719,903
3.90%, 10/15/29(a)	732	684,994
5.13%, 08/15/26	1,066	1,068,200
Safehold GL Holdings LLC
2.80%, 06/15/31	557	483,519
2.85%, 01/15/32(a)	415	355,714
6.10%, 04/01/34	265	275,647
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25(b)	941	923,243
3.63%, 01/28/26(b)	1,221	1,200,974
3.75%, 03/23/27(b)	965	943,521
4.38%, 05/28/30(a)(b)	1,340	1,315,662
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(b)(d)	786	777,405
Simon Property Group LP
1.38%, 01/15/27(a)	1,120	1,042,877
1.75%, 02/01/28	1,335	1,223,941
2.20%, 02/01/31	1,055	913,744
2.25%, 01/15/32	970	823,773
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.45%, 09/13/29	$1,659	$1,509,092
2.65%, 07/15/30(a)	1,244	1,128,956
2.65%, 02/01/32	1,011	879,280
3.25%, 11/30/26	1,035	1,008,943
3.25%, 09/13/49(a)	1,837	1,303,530
3.30%, 01/15/26	1,290	1,267,503
3.38%, 06/15/27(a)	1,174	1,147,473
3.38%, 12/01/27(a)	1,312	1,272,140
3.80%, 07/15/50	642	498,548
4.25%, 10/01/44	736	627,648
4.25%, 11/30/46(a)	690	583,636
4.75%, 03/15/42	575	531,926
5.50%, 03/08/33	810	846,141
5.85%, 03/08/53	890	929,758
6.25%, 01/15/34(a)	535	584,821
6.65%, 01/15/54	510	592,181
6.75%, 02/01/40(a)	1,174	1,331,305
Store Capital LLC
2.70%, 12/01/31(a)	515	432,168
2.75%, 11/18/30(a)	650	562,045
4.50%, 03/15/28	590	574,822
4.63%, 03/15/29	646	628,450
Sun Communities Operating LP
2.30%, 11/01/28	715	646,673
2.70%, 07/15/31(a)	643	550,642
4.20%, 04/15/32	785	728,039
5.50%, 01/15/29	620	633,692
5.70%, 01/15/33	625	636,223
Tanger Properties LP
2.75%, 09/01/31	650	553,873
3.13%, 09/01/26	701	674,202
3.88%, 07/15/27(a)	455	441,932
Trust Fibra Uno
4.87%, 01/15/30(b)	630	578,281
6.39%, 01/15/50(a)(b)	789	658,199
6.95%, 01/30/44(b)	615	564,838
7.38%, 02/13/34(b)	1,100	1,127,030
UDR Inc.
1.90%, 03/15/33	613	483,029
2.10%, 08/01/32	450	365,575
2.10%, 06/15/33(a)	370	291,601
2.95%, 09/01/26	467	450,716
3.00%, 08/15/31	963	862,700
3.10%, 11/01/34	453	379,709
3.20%, 01/15/30	812	754,096
3.50%, 07/01/27	280	271,657
3.50%, 01/15/28	638	615,474
4.40%, 01/26/29	498	492,209
5.13%, 09/01/34	220	219,159
Ventas Realty LP
2.50%, 09/01/31	700	598,193
3.00%, 01/15/30	837	766,005
3.25%, 10/15/26	826	801,027
3.85%, 04/01/27	720	705,747
4.00%, 03/01/28	785	767,919
4.13%, 01/15/26	898	888,557
4.38%, 02/01/45(a)	350	296,626
4.40%, 01/15/29	1,070	1,059,117
4.75%, 11/15/30	786	785,640
4.88%, 04/15/49(a)	411	371,070
5.63%, 07/01/34	490	507,396

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.70%, 09/30/43	$471	$476,592
VICI Properties LP
4.75%, 02/15/28	1,663	1,656,456
4.95%, 02/15/30(a)	1,485	1,479,671
5.13%, 05/15/32	2,135	2,110,452
5.63%, 05/15/52	1,300	1,232,166
5.75%, 04/01/34(a)	300	309,017
6.13%, 04/01/54(a)	510	520,172
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	1,190	1,153,821
3.88%, 02/15/29(b)	707	671,071
4.13%, 08/15/30(b)	1,595	1,502,450
4.25%, 12/01/26(b)	1,710	1,688,046
4.50%, 09/01/26(b)	710	703,491
4.50%, 01/15/28(b)	715	702,230
4.63%, 12/01/29(b)	1,665	1,619,691
5.75%, 02/01/27(b)	840	850,365
WEA Finance LLC
2.88%, 01/15/27(b)	92	87,471
3.50%, 06/15/29(b)	850	787,849
4.13%, 09/20/28(b)	421	405,951
4.63%, 09/20/48(a)(b)	697	561,137
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	730	586,781
Welltower OP LLC
2.05%, 01/15/29	840	754,515
2.70%, 02/15/27(a)	918	883,107
2.75%, 01/15/31	923	821,256
2.75%, 01/15/32	660	574,289
2.80%, 06/01/31	1,045	927,050
3.10%, 01/15/30	864	800,112
3.85%, 06/15/32(a)	585	548,417
4.13%, 03/15/29	1,014	995,305
4.25%, 04/01/26	1,130	1,122,356
4.25%, 04/15/28	1,002	990,776
4.95%, 09/01/48	640	605,326
5.13%, 03/15/43	480	451,488
6.50%, 03/15/41	565	625,004
Weyerhaeuser Co.
3.38%, 03/09/33	685	613,390
4.00%, 11/15/29	1,392	1,350,612
4.00%, 04/15/30	1,322	1,275,754
4.00%, 03/09/52	975	763,162
4.75%, 05/15/26	1,325	1,326,433
6.88%, 12/15/33	445	498,748
6.95%, 10/01/27	445	473,759
7.38%, 03/15/32	1,004	1,152,379
WP Carey Inc.
2.25%, 04/01/33	759	610,319
2.40%, 02/01/31	549	471,764
2.45%, 02/01/32	420	352,730
3.85%, 07/15/29(a)	819	788,224
4.25%, 10/01/26	771	762,508
5.38%, 06/30/34	510	513,732
		385,050,409
Retail — 2.3%
7-Eleven Inc.
0.95%, 02/10/26(b)	1,682	1,594,825
1.30%, 02/10/28(b)	2,075	1,857,384
1.80%, 02/10/31(a)(b)	2,775	2,305,839
2.50%, 02/10/41(a)(b)	1,422	976,137
Security	Par (000)	Value
Retail (continued)
2.80%, 02/10/51(b)	$1,906	$1,185,966
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(a)(b)	1,509	1,384,293
3.44%, 05/13/41(a)(b)	1,110	863,992
3.55%, 07/26/27(b)	1,578	1,530,682
3.63%, 05/13/51(a)(b)	385	283,746
3.80%, 01/25/50(b)	588	454,323
4.50%, 07/26/47(b)	775	672,543
5.27%, 02/12/34(a)(b)	950	962,369
5.62%, 02/12/54(a)(b)	600	608,523
AutoNation Inc.
1.95%, 08/01/28(a)	525	470,087
2.40%, 08/01/31	739	615,997
3.80%, 11/15/27	715	690,819
3.85%, 03/01/32(a)	1,140	1,042,462
4.50%, 10/01/25	630	625,448
4.75%, 06/01/30(a)	705	696,527
AutoZone Inc.
1.65%, 01/15/31(a)	706	589,254
3.13%, 04/21/26	990	966,407
3.75%, 06/01/27	1,098	1,077,626
3.75%, 04/18/29	849	819,728
4.00%, 04/15/30(a)	1,085	1,053,999
4.50%, 02/01/28	805	805,218
4.75%, 08/01/32(a)	1,070	1,064,697
4.75%, 02/01/33(a)	830	819,392
5.05%, 07/15/26	570	575,439
5.10%, 07/15/29(a)	675	689,977
5.20%, 08/01/33	360	365,228
5.40%, 07/15/34	810	829,813
6.25%, 11/01/28(a)	775	824,189
6.55%, 11/01/33(a)	740	817,841
Best Buy Co. Inc.
1.95%, 10/01/30	1,207	1,043,379
4.45%, 10/01/28(a)	1,137	1,136,197
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	1,155	866,714
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	1,107	854,274
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)(b)	710	734,884
5.50%, 04/26/34(a)(b)	1,510	1,569,701
Costco Wholesale Corp.
1.38%, 06/20/27	2,125	1,977,214
1.60%, 04/20/30	2,779	2,423,145
1.75%, 04/20/32	1,479	1,237,742
3.00%, 05/18/27	1,716	1,675,952
Darden Restaurants Inc.
3.85%, 05/01/27(a)	1,145	1,123,144
4.55%, 02/15/48	496	421,058
6.30%, 10/10/33(a)	440	471,617
Dick's Sporting Goods Inc.
3.15%, 01/15/32(a)	1,110	981,990
4.10%, 01/15/52	1,325	994,095
Dollar General Corp.
3.50%, 04/03/30	1,881	1,737,790
3.88%, 04/15/27(a)	1,087	1,062,049
4.13%, 05/01/28(a)	856	835,555
4.13%, 04/03/50(a)	850	659,232
4.15%, 11/01/25(a)	729	721,296
4.63%, 11/01/27	1,220	1,211,802
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.00%, 11/01/32(a)	$1,105	$1,084,264
5.20%, 07/05/28	681	686,537
5.45%, 07/05/33(a)	907	907,524
5.50%, 11/01/52(a)	500	473,686
Dollar Tree Inc.
2.65%, 12/01/31	1,285	1,096,520
3.38%, 12/01/51	770	515,487
4.20%, 05/15/28	2,286	2,243,600
Genuine Parts Co.
1.88%, 11/01/30(a)	1,143	967,023
2.75%, 02/01/32	775	665,510
4.95%, 08/15/29	475	477,928
6.50%, 11/01/28	580	620,705
6.88%, 11/01/33(a)	605	684,855
Home Depot Inc. (The)
0.90%, 03/15/28	650	582,697
1.38%, 03/15/31	2,000	1,654,102
1.50%, 09/15/28	1,637	1,478,475
1.88%, 09/15/31	1,450	1,229,714
2.13%, 09/15/26	1,714	1,644,980
2.38%, 03/15/51	2,280	1,388,133
2.50%, 04/15/27	1,135	1,089,075
2.70%, 04/15/30	2,487	2,287,463
2.75%, 09/15/51	1,430	938,678
2.80%, 09/14/27	1,455	1,399,865
2.88%, 04/15/27	1,197	1,160,106
2.95%, 06/15/29	2,442	2,309,299
3.00%, 04/01/26	1,839	1,801,368
3.13%, 12/15/49	1,503	1,078,802
3.25%, 04/15/32	1,855	1,712,212
3.30%, 04/15/40	1,481	1,211,851
3.35%, 09/15/25	1,403	1,386,040
3.35%, 04/15/50	2,245	1,678,911
3.50%, 09/15/56	983	738,111
3.63%, 04/15/52	2,160	1,679,724
3.90%, 12/06/28(a)	1,532	1,518,120
3.90%, 06/15/47	1,619	1,348,778
4.00%, 09/15/25	635	632,151
4.20%, 04/01/43	1,408	1,251,033
4.25%, 04/01/46	2,169	1,921,516
4.40%, 03/15/45	1,280	1,161,838
4.50%, 09/15/32(a)	1,530	1,539,638
4.50%, 12/06/48	2,215	2,016,750
4.75%, 06/25/29(a)	1,215	1,242,202
4.85%, 06/25/31	1,335	1,367,053
4.88%, 06/25/27(a)	985	1,004,054
4.88%, 02/15/44	1,344	1,297,172
4.90%, 04/15/29	740	760,266
4.95%, 09/30/26	760	771,021
4.95%, 06/25/34	2,435	2,495,275
4.95%, 09/15/52(a)	1,325	1,283,020
5.15%, 06/25/26	1,555	1,579,547
5.30%, 06/25/54	1,660	1,694,510
5.40%, 09/15/40	865	900,449
5.40%, 06/25/64(a)	380	390,655
5.88%, 12/16/36	4,103	4,514,766
5.95%, 04/01/41	1,611	1,775,289
InRetail Consumer, 3.25%, 03/22/28(b)	65	60,610
Lowe's Companies Inc.
1.30%, 04/15/28	790	709,511
1.70%, 09/15/28	1,835	1,651,405
Security	Par (000)	Value
Retail (continued)
1.70%, 10/15/30	$1,480	$1,257,998
2.50%, 04/15/26	1,489	1,442,829
2.63%, 04/01/31	1,980	1,755,258
2.80%, 09/15/41	1,486	1,059,083
3.00%, 10/15/50	2,367	1,561,222
3.10%, 05/03/27	2,035	1,967,818
3.35%, 04/01/27	1,238	1,207,415
3.38%, 09/15/25	1,305	1,287,461
3.50%, 04/01/51	973	700,304
3.65%, 04/05/29	2,372	2,292,643
3.70%, 04/15/46	1,887	1,448,411
3.75%, 04/01/32	2,168	2,037,141
4.05%, 05/03/47	2,146	1,738,154
4.25%, 04/01/52	2,200	1,804,510
4.38%, 09/15/45	637	546,134
4.45%, 04/01/62	1,540	1,257,125
4.50%, 04/15/30	2,204	2,207,873
4.55%, 04/05/49	960	829,348
4.65%, 04/15/42(a)	499	455,251
4.80%, 04/01/26	890	892,728
5.00%, 04/15/33(a)	1,140	1,159,035
5.00%, 04/15/40	530	512,427
5.00%, 09/15/43	326	308,854
5.13%, 04/15/50	700	663,708
5.15%, 07/01/33(a)	1,175	1,209,413
5.50%, 10/15/35	690	723,557
5.63%, 04/15/53	1,935	1,956,788
5.75%, 07/01/53	580	596,159
5.80%, 10/15/36	415	444,190
5.80%, 09/15/62	1,224	1,247,550
5.85%, 04/01/63(a)	665	680,380
6.50%, 03/15/29(a)	800	871,786
6.88%, 02/15/28(a)	810	872,052
McDonald's Corp.
2.13%, 03/01/30	977	870,832
2.63%, 09/01/29	1,366	1,264,883
3.50%, 03/01/27	1,369	1,342,355
3.50%, 07/01/27	1,492	1,460,010
3.60%, 07/01/30	1,029	987,463
3.63%, 05/01/43(a)	970	781,029
3.63%, 09/01/49	2,556	1,949,498
3.70%, 01/30/26	2,245	2,219,171
3.70%, 02/15/42	871	713,892
3.80%, 04/01/28	1,623	1,597,658
4.20%, 04/01/50	1,155	967,309
4.45%, 03/01/47	1,530	1,349,868
4.45%, 09/01/48	853	751,713
4.60%, 09/09/32	1,130	1,135,335
4.60%, 05/26/45	685	622,656
4.70%, 12/09/35	1,332	1,323,697
4.80%, 08/14/28	942	959,190
4.88%, 07/15/40	600	578,191
4.88%, 12/09/45	1,820	1,716,253
4.95%, 08/14/33(a)	865	885,212
5.00%, 05/17/29	550	565,406
5.15%, 09/09/52	1,140	1,108,130
5.20%, 05/17/34(a)	450	469,318
5.45%, 08/14/53	1,200	1,214,981
5.70%, 02/01/39	741	790,198
6.30%, 10/15/37	1,307	1,464,651
6.30%, 03/01/38	890	995,362

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
O'Reilly Automotive Inc.
1.75%, 03/15/31(a)	$590	$492,177
3.55%, 03/15/26	674	662,769
3.60%, 09/01/27	1,145	1,118,378
3.90%, 06/01/29	851	828,199
4.20%, 04/01/30	1,007	988,912
4.35%, 06/01/28	967	962,694
4.70%, 06/15/32	1,335	1,331,531
5.00%, 08/19/34	550	548,944
5.75%, 11/20/26	685	701,656
Ross Stores Inc.
0.88%, 04/15/26	912	858,746
1.88%, 04/15/31	713	598,296
Starbucks Corp.
2.00%, 03/12/27	928	876,450
2.25%, 03/12/30	1,000	894,078
2.45%, 06/15/26	741	716,140
2.55%, 11/15/30	1,449	1,298,320
3.00%, 02/14/32	1,505	1,353,691
3.35%, 03/12/50	872	626,083
3.50%, 03/01/28	789	767,006
3.50%, 11/15/50(a)	1,902	1,409,708
3.55%, 08/15/29	1,083	1,045,865
3.75%, 12/01/47	875	679,754
4.00%, 11/15/28(a)	1,355	1,338,116
4.30%, 06/15/45	540	465,051
4.45%, 08/15/49	1,272	1,102,463
4.50%, 11/15/48	1,419	1,243,350
4.75%, 02/15/26	1,540	1,543,374
4.80%, 02/15/33(a)	800	813,050
4.85%, 02/08/27	575	580,589
4.90%, 02/15/31(a)	475	486,671
5.00%, 02/15/34	610	619,110
Target Corp.
1.95%, 01/15/27(a)	1,770	1,690,125
2.35%, 02/15/30	1,465	1,332,248
2.50%, 04/15/26	1,563	1,527,438
2.65%, 09/15/30(a)	930	856,167
2.95%, 01/15/52	1,560	1,069,040
3.38%, 04/15/29(a)	1,354	1,314,801
3.63%, 04/15/46	1,015	819,878
3.90%, 11/15/47	917	762,502
4.00%, 07/01/42	1,427	1,259,977
4.40%, 01/15/33(a)	1,010	1,011,305
4.50%, 09/15/32(a)	1,155	1,161,828
4.80%, 01/15/53(a)	1,655	1,585,320
6.35%, 11/01/32	294	331,320
6.50%, 10/15/37	717	826,121
7.00%, 01/15/38	605	733,075
Tiffany & Co., 4.90%, 10/01/44(a)	465	454,848
TJX Companies Inc. (The)
1.15%, 05/15/28	695	623,272
1.60%, 05/15/31(a)	785	655,917
2.25%, 09/15/26	1,720	1,652,461
3.88%, 04/15/30	1,157	1,130,778
4.50%, 04/15/50	551	511,592
Tractor Supply Co.
1.75%, 11/01/30(a)	1,085	919,648
5.25%, 05/15/33	410	419,593
Walmart Inc.
2.38%, 09/24/29(a)	274	254,612
Security	Par (000)	Value
Retail (continued)
2.50%, 09/22/41	$1,500	$1,095,815
2.65%, 09/22/51	2,148	1,434,375
2.95%, 09/24/49	1,048	759,939
3.05%, 07/08/26	1,225	1,202,669
3.25%, 07/08/29(a)	1,107	1,076,944
3.63%, 12/15/47(a)	740	607,537
3.70%, 06/26/28(a)	1,907	1,897,086
3.90%, 04/15/28	925	922,815
3.95%, 06/28/38	895	843,901
4.00%, 04/15/26(a)	1,065	1,062,077
4.00%, 04/15/30(a)	1,338	1,342,990
4.00%, 04/11/43(a)	365	325,971
4.05%, 06/29/48	2,360	2,077,390
4.10%, 04/15/33(a)	1,700	1,682,755
4.15%, 09/09/32	1,180	1,180,402
4.30%, 04/22/44(a)	220	205,631
4.50%, 09/09/52	1,361	1,283,031
4.50%, 04/15/53	1,960	1,844,210
4.88%, 07/08/40(a)	495	497,091
5.00%, 10/25/40	660	672,046
5.25%, 09/01/35	2,075	2,225,965
5.63%, 04/01/40(a)	765	839,676
5.63%, 04/15/41	295	321,505
5.88%, 04/05/27(a)	50	52,348
6.20%, 04/15/38	1,275	1,474,818
6.50%, 08/15/37	1,325	1,565,610
7.55%, 02/15/30	1,035	1,217,286
		276,265,260
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	1,996	1,874,312
2.97%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)(d)	1,105	1,057,103
3.96%, 07/18/30, (3-mo. LIBOR US + 1.855%)(b)(d)	1,580	1,517,523
4.00%, 09/14/26(b)	1,556	1,524,829
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(b)(d)	408	391,991
4.30%, 03/08/29, (3-mo. LIBOR US + 1.452%)(a)(b)(d)	1,110	1,092,214
4.85%, 07/27/27(b)	1,565	1,580,439
5.13%, 07/29/29(b)	600	612,055
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(d)	1,370	1,420,521
		11,070,987
Semiconductors — 2.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32(a)	970	943,087
4.39%, 06/01/52(a)	850	778,392
Analog Devices Inc.
1.70%, 10/01/28	1,150	1,043,956
2.10%, 10/01/31	1,625	1,396,072
2.80%, 10/01/41	1,057	779,039
2.95%, 10/01/51	1,478	1,024,130
3.50%, 12/05/26	1,574	1,548,517
4.25%, 10/01/32	85	83,375
5.05%, 04/01/34(a)	955	985,190
5.30%, 12/15/45	295	299,241
5.30%, 04/01/54	710	726,558
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials Inc.
1.75%, 06/01/30	$1,095	$952,380
2.75%, 06/01/50	722	493,348
3.30%, 04/01/27	2,237	2,186,688
3.90%, 10/01/25	940	933,832
4.35%, 04/01/47	1,555	1,413,464
4.80%, 06/15/29	650	664,683
5.10%, 10/01/35(a)	658	686,001
5.85%, 06/15/41	915	1,004,987
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	1,513	1,464,247
3.88%, 01/15/27	4,292	4,232,983
Broadcom Inc.
1.95%, 02/15/28(b)	1,462	1,344,003
2.45%, 02/15/31(b)	3,900	3,402,887
2.60%, 02/15/33(b)	2,370	1,986,756
3.14%, 11/15/35(a)(b)	4,458	3,726,836
3.15%, 11/15/25	321	315,045
3.19%, 11/15/36(b)	3,665	3,032,512
3.42%, 04/15/33(b)	3,155	2,811,163
3.46%, 09/15/26	1,378	1,349,299
3.47%, 04/15/34(b)	4,985	4,404,848
3.50%, 02/15/41(b)	4,249	3,394,920
3.75%, 02/15/51(b)	2,592	2,014,893
4.00%, 04/15/29(b)	1,532	1,494,423
4.11%, 09/15/28(a)	1,500	1,481,719
4.15%, 11/15/30	2,590	2,522,863
4.15%, 04/15/32(b)	1,900	1,812,594
4.30%, 11/15/32	2,569	2,481,119
4.75%, 04/15/29	1,650	1,662,524
4.93%, 05/15/37(b)	3,335	3,258,180
5.00%, 04/15/30	1,105	1,135,976
5.05%, 07/12/27	2,235	2,269,222
5.05%, 07/12/29	1,190	1,213,215
5.15%, 11/15/31	1,635	1,670,256
Foundry JV Holdco LLC
5.88%, 01/25/34(a)(b)	1,620	1,626,476
5.90%, 01/25/30(b)	585	601,568
6.15%, 01/25/32(b)	785	808,281
6.25%, 01/25/35(b)	1,425	1,462,440
6.40%, 01/25/38(b)	640	662,364
Intel Corp.
1.60%, 08/12/28	1,625	1,434,519
2.00%, 08/12/31(a)	1,955	1,608,246
2.45%, 11/15/29	2,752	2,439,776
2.60%, 05/19/26	1,498	1,439,407
2.80%, 08/12/41	1,291	881,940
3.05%, 08/12/51(a)	2,250	1,397,829
3.10%, 02/15/60	1,563	919,289
3.15%, 05/11/27	1,544	1,478,437
3.20%, 08/12/61	1,145	672,913
3.25%, 11/15/49	2,874	1,867,939
3.73%, 12/08/47	2,719	1,940,515
3.75%, 03/25/27	1,777	1,729,444
3.75%, 08/05/27	1,690	1,640,935
3.90%, 03/25/30	2,131	2,023,412
4.00%, 08/05/29	1,307	1,258,134
4.00%, 12/15/32(a)	1,088	1,002,876
4.10%, 05/19/46	1,711	1,321,687
4.10%, 05/11/47	1,342	1,032,836
Security	Par (000)	Value
Semiconductors (continued)
4.15%, 08/05/32(a)	$1,785	$1,673,052
4.25%, 12/15/42(a)	863	705,071
4.60%, 03/25/40(a)	998	880,550
4.75%, 03/25/50	3,175	2,663,797
4.80%, 10/01/41	1,240	1,098,599
4.88%, 02/10/26	2,260	2,256,620
4.88%, 02/10/28	2,485	2,482,921
4.90%, 07/29/45(a)	856	748,488
4.90%, 08/05/52	2,350	2,002,924
4.95%, 03/25/60	1,136	958,390
5.00%, 02/21/31(a)	835	833,480
5.05%, 08/05/62	1,240	1,042,493
5.13%, 02/10/30	2,045	2,064,910
5.15%, 02/21/34(a)	1,365	1,351,986
5.20%, 02/10/33	3,045	3,033,036
5.60%, 02/21/54	940	891,153
5.63%, 02/10/43(a)	1,480	1,436,727
5.70%, 02/10/53	2,790	2,668,214
5.90%, 02/10/63	1,720	1,671,156
KLA Corp.
3.30%, 03/01/50	1,254	927,125
4.10%, 03/15/29	1,843	1,832,629
4.65%, 07/15/32	1,310	1,322,930
4.70%, 02/01/34(a)	550	553,110
4.95%, 07/15/52	2,005	1,945,930
5.00%, 03/15/49	597	580,357
5.25%, 07/15/62(a)	1,160	1,161,665
5.65%, 11/01/34(a)	568	609,606
Lam Research Corp.
1.90%, 06/15/30	1,623	1,418,535
2.88%, 06/15/50	1,203	822,148
3.13%, 06/15/60	786	526,210
3.75%, 03/15/26	1,186	1,173,457
4.00%, 03/15/29(a)	1,919	1,896,502
4.88%, 03/15/49(a)	1,020	979,313
Marvell Technology Inc.
1.65%, 04/15/26	790	752,368
2.45%, 04/15/28	1,295	1,196,920
2.95%, 04/15/31	1,275	1,139,173
4.88%, 06/22/28	1,128	1,130,989
5.75%, 02/15/29	440	458,517
5.95%, 09/15/33	555	589,493
Microchip Technology Inc., 5.05%, 03/15/29	760	774,846
Micron Technology Inc.
2.70%, 04/15/32	2,203	1,887,352
3.37%, 11/01/41	959	721,127
3.48%, 11/01/51(a)	845	600,446
4.19%, 02/15/27	1,687	1,670,202
4.66%, 02/15/30	1,348	1,345,534
4.98%, 02/06/26	801	803,126
5.30%, 01/15/31	945	968,856
5.33%, 02/06/29	1,108	1,134,730
5.38%, 04/15/28	1,042	1,065,289
5.88%, 02/09/33	1,116	1,174,402
5.88%, 09/15/33	455	479,295
6.75%, 11/01/29	1,908	2,076,261
NVIDIA Corp.
1.55%, 06/15/28	2,360	2,160,320
2.00%, 06/15/31	1,830	1,599,149
2.85%, 04/01/30	2,560	2,400,423
3.20%, 09/16/26	1,819	1,787,377

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.50%, 04/01/40	$1,472	$1,274,370
3.50%, 04/01/50	2,879	2,332,873
3.70%, 04/01/60	664	539,239
NXP BV/NXP Funding LLC
5.35%, 03/01/26(a)	726	730,326
5.55%, 12/01/28	993	1,024,937
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	1,593	1,377,641
2.65%, 02/15/32	1,333	1,143,614
3.13%, 02/15/42(a)	885	648,996
3.15%, 05/01/27	867	836,415
3.25%, 05/11/41	1,455	1,106,881
3.25%, 11/30/51	740	509,734
3.40%, 05/01/30	1,263	1,182,558
3.88%, 06/18/26	1,332	1,313,100
4.30%, 06/18/29	1,854	1,829,184
4.40%, 06/01/27	1,029	1,025,818
5.00%, 01/15/33(a)	394	394,167
Qorvo Inc.
3.38%, 04/01/31(b)	1,172	1,040,472
4.38%, 10/15/29(a)	1,510	1,454,129
Qualcomm Inc.
1.30%, 05/20/28	1,897	1,708,869
1.65%, 05/20/32	1,861	1,524,408
2.15%, 05/20/30	1,120	1,001,827
3.25%, 05/20/27	2,609	2,544,832
3.25%, 05/20/50	1,289	952,845
4.25%, 05/20/32(a)	805	794,539
4.30%, 05/20/47	1,700	1,513,767
4.50%, 05/20/52	1,851	1,673,797
4.65%, 05/20/35	1,537	1,550,245
4.80%, 05/20/45	1,475	1,425,254
5.40%, 05/20/33(a)	1,020	1,091,250
6.00%, 05/20/53	2,060	2,308,276
Renesas Electronics Corp., 2.17%, 11/25/26(b)	1,385	1,308,345
SK Hynix Inc.
1.50%, 01/19/26(b)	1,155	1,102,316
2.38%, 01/19/31(a)(b)	835	712,409
5.50%, 01/16/27(a)(b)	570	578,568
5.50%, 01/16/29(b)	650	665,655
6.38%, 01/17/28(a)(b)	695	726,517
6.50%, 01/17/33(a)(b)	875	953,196
Skyworks Solutions Inc.
1.80%, 06/01/26	1,007	955,124
3.00%, 06/01/31	1,027	897,114
Texas Instruments Inc.
1.13%, 09/15/26	882	829,870
1.75%, 05/04/30	1,335	1,170,017
1.90%, 09/15/31	870	749,454
2.25%, 09/04/29	1,280	1,171,538
2.70%, 09/15/51(a)	745	495,113
2.90%, 11/03/27(a)	1,144	1,102,187
3.65%, 08/16/32(a)	725	691,863
3.88%, 03/15/39	1,342	1,233,062
4.10%, 08/16/52	605	523,310
4.15%, 05/15/48	2,029	1,776,210
4.60%, 02/08/27	556	561,921
4.60%, 02/15/28	1,125	1,141,381
4.60%, 02/08/29	530	540,551
4.85%, 02/08/34(a)	705	725,901
4.90%, 03/14/33	1,301	1,348,725
Security	Par (000)	Value
Semiconductors (continued)
5.00%, 03/14/53	$805	$796,211
5.05%, 05/18/63	1,807	1,776,908
5.15%, 02/08/54	900	910,190
TSMC Arizona Corp.
1.75%, 10/25/26	2,308	2,184,319
2.50%, 10/25/31	2,895	2,526,002
3.13%, 10/25/41	1,125	906,817
3.25%, 10/25/51	1,260	974,504
3.88%, 04/22/27	2,195	2,162,321
4.13%, 04/22/29(a)	615	609,644
4.25%, 04/22/32	945	934,273
4.50%, 04/22/52(a)	1,080	1,043,838
TSMC Global Ltd.
0.75%, 09/28/25(a)(b)	1,020	976,945
1.00%, 09/28/27(b)	1,130	1,021,148
1.25%, 04/23/26(b)	1,180	1,116,703
1.38%, 09/28/30(a)(b)	1,112	929,599
1.75%, 04/23/28(b)	1,705	1,555,850
2.25%, 04/23/31(b)	2,120	1,837,393
4.38%, 07/22/27(b)	35	34,947
4.63%, 07/22/32(b)	250	253,413
Xilinx Inc., 2.38%, 06/01/30	1,303	1,169,361
		261,341,061
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	985	893,870
3.48%, 12/01/27	1,021	985,684
4.20%, 05/01/30	692	670,405
		2,549,959
Software — 2.1%
Adobe Inc.
2.15%, 02/01/27	1,530	1,459,712
2.30%, 02/01/30	2,303	2,092,593
4.80%, 04/04/29	977	1,001,705
4.85%, 04/04/27	730	741,870
4.95%, 04/04/34	650	671,661
Atlassian Corp.
5.25%, 05/15/29	515	526,547
5.50%, 05/15/34	605	619,797
Autodesk Inc.
2.40%, 12/15/31	1,275	1,098,088
2.85%, 01/15/30	1,213	1,117,510
3.50%, 06/15/27	1,159	1,131,084
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	1,681	1,460,322
2.90%, 12/01/29	1,461	1,341,275
3.40%, 06/27/26(a)	1,121	1,095,491
Concentrix Corp.
6.60%, 08/02/28(a)	1,230	1,289,446
6.65%, 08/02/26	1,085	1,115,066
6.85%, 08/02/33(a)	910	950,343
Constellation Software Inc./Canada
5.16%, 02/16/29(b)	480	491,048
5.46%, 02/16/34(b)	375	386,440
Electronic Arts Inc.
1.85%, 02/15/31	1,156	979,765
2.95%, 02/15/51(a)	1,327	906,024
4.80%, 03/01/26	835	835,478
Fidelity National Information Services Inc.
1.15%, 03/01/26(a)	1,801	1,708,980
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
1.65%, 03/01/28	$1,812	$1,640,714
2.25%, 03/01/31	1	865
3.10%, 03/01/41	1,140	856,368
3.75%, 05/21/29(a)	30	29,104
4.50%, 08/15/46(a)	495	424,678
5.10%, 07/15/32(a)	1,135	1,162,129
5.63%, 07/15/52(a)	80	82,793
Series 30Y, 4.75%, 05/15/48	452	392,438
Fiserv Inc.
2.25%, 06/01/27(a)	1,628	1,536,210
2.65%, 06/01/30	1,438	1,298,362
3.20%, 07/01/26	2,919	2,850,051
3.50%, 07/01/29	4,400	4,213,267
4.20%, 10/01/28	1,560	1,540,502
4.40%, 07/01/49	2,790	2,391,791
4.75%, 03/15/30	765	773,399
5.15%, 03/15/27	735	747,442
5.15%, 08/12/34	725	732,720
5.35%, 03/15/31	845	875,875
5.38%, 08/21/28(a)	1,215	1,253,712
5.45%, 03/02/28	1,610	1,659,254
5.45%, 03/15/34	905	932,737
5.60%, 03/02/33	1,110	1,161,690
5.63%, 08/21/33	1,230	1,286,899
Intuit Inc.
1.35%, 07/15/27	1,184	1,095,025
1.65%, 07/15/30	1,365	1,173,169
5.13%, 09/15/28	1,312	1,355,623
5.20%, 09/15/33	1,675	1,745,245
5.25%, 09/15/26	975	993,686
5.50%, 09/15/53	1,310	1,378,538
Microsoft Corp.
1.35%, 09/15/30(a)	1,194	1,027,232
2.40%, 08/08/26	5,533	5,361,487
2.50%, 09/15/50	2,398	1,576,469
2.53%, 06/01/50	8,289	5,520,823
2.68%, 06/01/60	5,177	3,359,806
2.92%, 03/17/52	8,019	5,803,520
3.04%, 03/17/62(a)	2,766	1,937,879
3.13%, 11/03/25	2,929	2,889,364
3.30%, 02/06/27	5,645	5,557,376
3.40%, 09/15/26	1,498	1,478,324
3.40%, 06/15/27	1,088	1,072,415
3.45%, 08/08/36	1,721	1,573,962
3.50%, 02/12/35(a)	2,392	2,254,335
3.50%, 11/15/42	1,055	913,224
3.70%, 08/08/46	2,140	1,845,843
3.75%, 02/12/45	905	800,759
3.95%, 08/08/56	705	609,191
4.00%, 02/12/55	895	799,808
4.10%, 02/06/37(a)	1,308	1,284,519
4.20%, 11/03/35	1,211	1,210,839
4.25%, 02/06/47(a)	1,370	1,325,744
4.45%, 11/03/45(a)	1,186	1,168,178
4.50%, 10/01/40(a)	556	562,908
4.50%, 06/15/47	967	929,938
4.50%, 02/06/57	775	752,239
4.75%, 11/03/55	215	217,369
5.20%, 06/01/39(a)	550	598,461
5.30%, 02/08/41(a)	1,157	1,323,900
Security	Par (000)	Value
Software (continued)
MSCI Inc.
3.25%, 08/15/33(a)(b)	$1,120	$971,584
3.63%, 09/01/30(a)(b)	1,685	1,561,850
3.63%, 11/01/31(a)(b)	935	848,532
3.88%, 02/15/31(b)	1,065	996,019
4.00%, 11/15/29(a)(b)	955	912,455
Open Text Corp., 6.90%, 12/01/27(a)(b)	1,076	1,129,780
Oracle Corp.
1.65%, 03/25/26	3,720	3,551,748
2.30%, 03/25/28	3,114	2,889,944
2.65%, 07/15/26	4,082	3,941,407
2.80%, 04/01/27	3,215	3,089,953
2.88%, 03/25/31(a)	4,612	4,126,998
2.95%, 04/01/30	4,429	4,067,562
3.25%, 11/15/27	3,835	3,705,523
3.25%, 05/15/30	920	857,939
3.60%, 04/01/40	4,244	3,418,280
3.60%, 04/01/50	6,276	4,582,096
3.65%, 03/25/41	3,044	2,431,416
3.80%, 11/15/37	2,621	2,253,308
3.85%, 07/15/36	1,898	1,668,775
3.85%, 04/01/60	4,986	3,602,306
3.90%, 05/15/35	1,734	1,565,356
3.95%, 03/25/51	4,456	3,445,680
4.00%, 07/15/46	3,757	2,989,788
4.00%, 11/15/47	3,102	2,451,151
4.10%, 03/25/61	2,252	1,700,738
4.13%, 05/15/45	3,096	2,525,777
4.30%, 07/08/34	2,469	2,334,535
4.38%, 05/15/55	1,329	1,091,780
4.50%, 05/06/28	1,295	1,301,486
4.50%, 07/08/44	1,536	1,329,349
4.65%, 05/06/30(a)	1,190	1,198,306
4.90%, 02/06/33	2,115	2,116,411
5.38%, 07/15/40	3,117	3,082,128
5.55%, 02/06/53(a)	3,070	3,042,820
5.80%, 11/10/25	890	901,818
6.13%, 07/08/39	1,719	1,854,232
6.15%, 11/09/29	1,825	1,955,983
6.25%, 11/09/32	2,950	3,214,506
6.50%, 04/15/38	1,910	2,128,853
6.90%, 11/09/52	3,370	3,925,267
Roper Technologies Inc.
1.00%, 09/15/25	950	914,004
1.40%, 09/15/27	1,427	1,306,144
1.75%, 02/15/31	1,591	1,326,367
2.00%, 06/30/30	1,127	977,949
2.95%, 09/15/29(a)	929	864,496
3.80%, 12/15/26	1,240	1,221,960
3.85%, 12/15/25(a)	446	441,779
4.20%, 09/15/28(a)	1,448	1,434,763
4.50%, 10/15/29	325	324,414
4.75%, 02/15/32	620	619,453
4.90%, 10/15/34	1,375	1,362,470
Salesforce Inc.
1.50%, 07/15/28	1,746	1,582,603
1.95%, 07/15/31	2,005	1,712,095
2.70%, 07/15/41	1,778	1,305,715
2.90%, 07/15/51	2,843	1,928,637
3.05%, 07/15/61	1,715	1,111,186
3.70%, 04/11/28	2,532	2,494,051

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
ServiceNow Inc., 1.40%, 09/01/30	$2,428	$2,063,166
Take-Two Interactive Software Inc.
3.70%, 04/14/27	1,205	1,181,582
4.00%, 04/14/32	985	934,887
4.95%, 03/28/28	1,605	1,626,953
5.00%, 03/28/26	922	926,301
5.40%, 06/12/29	630	648,907
5.60%, 06/12/34	430	443,984
VMware LLC
1.40%, 08/15/26(a)	2,315	2,177,578
1.80%, 08/15/28	1,448	1,304,927
2.20%, 08/15/31	2,330	1,970,810
3.90%, 08/21/27	1,906	1,873,225
4.65%, 05/15/27(a)	1,048	1,049,536
4.70%, 05/15/30	1,400	1,398,353
Workday Inc.
3.50%, 04/01/27	1,782	1,742,944
3.70%, 04/01/29	1,195	1,154,776
3.80%, 04/01/32(a)	2,035	1,909,319
		250,459,216
Telecommunications — 4.0%
America Movil SAB de CV
2.88%, 05/07/30	1,440	1,313,578
3.63%, 04/22/29	1,525	1,464,840
4.38%, 07/16/42	1,980	1,748,026
4.38%, 04/22/49(a)	2,192	1,930,255
4.70%, 07/21/32	1,195	1,187,828
6.13%, 11/15/37	625	674,382
6.13%, 03/30/40	2,490	2,681,863
6.38%, 03/01/35	1,545	1,711,793
AT&T Inc.
1.65%, 02/01/28	3,353	3,057,026
1.70%, 03/25/26	4,169	3,985,540
2.25%, 02/01/32(a)	4,175	3,520,267
2.30%, 06/01/27	3,902	3,690,660
2.55%, 12/01/33	5,559	4,604,308
2.75%, 06/01/31	4,207	3,731,371
2.95%, 07/15/26(a)	779	757,395
3.10%, 02/01/43	1,313	980,344
3.30%, 02/01/52	1,470	1,024,118
3.50%, 06/01/41	3,614	2,883,415
3.50%, 09/15/53	10,463	7,443,593
3.50%, 02/01/61	900	618,555
3.55%, 09/15/55	9,955	7,038,277
3.65%, 06/01/51	4,234	3,141,669
3.65%, 09/15/59	8,749	6,171,021
3.80%, 02/15/27	1,428	1,407,130
3.80%, 12/01/57	7,838	5,744,921
3.85%, 06/01/60	2,055	1,503,214
3.88%, 01/15/26	522	516,698
4.10%, 02/15/28	2,435	2,406,017
4.25%, 03/01/27	2,147	2,138,966
4.30%, 02/15/30	5,065	5,013,654
4.30%, 12/15/42	2,058	1,785,956
4.35%, 03/01/29	4,645	4,628,618
4.35%, 06/15/45	1,670	1,442,135
4.50%, 05/15/35(a)	3,595	3,431,841
4.50%, 03/09/48	2,155	1,858,226
4.55%, 03/09/49	1,415	1,222,793
4.65%, 06/01/44	916	815,029
4.75%, 05/15/46	2,675	2,421,992
Security	Par (000)	Value
Telecommunications (continued)
4.80%, 06/15/44(a)	$857	$778,879
4.85%, 03/01/39	1,614	1,552,810
4.85%, 07/15/45(a)	520	474,873
4.90%, 08/15/37	856	832,636
5.15%, 03/15/42(a)	466	451,947
5.15%, 11/15/46(a)	1,095	1,049,305
5.15%, 02/15/50	938	893,652
5.25%, 03/01/37	1,700	1,714,890
5.35%, 09/01/40	576	573,721
5.40%, 02/15/34	3,789	3,912,703
5.45%, 03/01/47(a)	908	908,193
5.54%, 02/20/26	590	590,111
5.55%, 08/15/41(a)	573	580,069
5.65%, 02/15/47	910	941,764
5.70%, 03/01/57	610	608,980
6.00%, 08/15/40	723	759,066
6.15%, 09/15/34(a)	125	133,122
6.25%, 03/29/41(a)	180	191,113
6.30%, 01/15/38(a)	730	813,726
6.38%, 03/01/41	668	728,296
6.55%, 02/15/39(a)	557	623,987
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	1,150	868,030
4.30%, 07/29/49	837	709,029
4.46%, 04/01/48	1,783	1,550,030
5.10%, 05/11/33	1,440	1,452,838
5.20%, 02/15/34(a)	895	909,809
5.55%, 02/15/54	875	886,765
Series US-4, 3.65%, 03/17/51	741	560,783
Series US-5, 2.15%, 02/15/32(a)	1,105	919,206
Series US-6, 3.20%, 02/15/52	905	624,317
Bharti Airtel Ltd., 3.25%, 06/03/31(b)	225	202,273
British Telecommunications PLC
3.25%, 11/08/29(b)	1,597	1,497,583
4.25%, 11/08/49(a)(b)	885	735,188
5.13%, 12/04/28(a)	1,670	1,704,638
9.63%, 12/15/30	3,709	4,655,053
Cisco Systems Inc.
2.50%, 09/20/26	2,032	1,967,866
2.95%, 02/28/26	1,218	1,193,999
4.80%, 02/26/27	2,150	2,184,834
4.85%, 02/26/29	2,445	2,511,904
4.90%, 02/26/26	1,135	1,145,617
4.95%, 02/26/31	2,515	2,600,693
5.05%, 02/26/34	2,860	2,963,028
5.30%, 02/26/54(a)	2,780	2,870,047
5.35%, 02/26/64	1,250	1,291,291
5.50%, 01/15/40	2,910	3,087,491
5.90%, 02/15/39	3,061	3,386,890
Corning Inc.
3.90%, 11/15/49	686	550,639
4.38%, 11/15/57	1,015	836,777
4.70%, 03/15/37(a)	670	648,701
4.75%, 03/15/42	580	535,452
5.35%, 11/15/48	901	892,676
5.45%, 11/15/79(a)	1,236	1,200,288
5.75%, 08/15/40(a)	681	703,595
5.85%, 11/15/68(a)	448	463,163
7.25%, 08/15/36(a)	752	787,315
Deutsche Telekom AG, 3.63%, 01/21/50(b)	1,627	1,234,890
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	$1,153	$1,128,347
4.38%, 06/21/28(a)(b)	1,655	1,651,447
4.75%, 06/21/38(b)	1,096	1,053,805
4.88%, 03/06/42(a)(b)	1,413	1,331,631
8.75%, 06/15/30(g)	5,099	6,129,762
9.25%, 06/01/32	1,236	1,567,556
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(a)(b)	500	417,903
4.75%, 08/01/26(b)	1,053	1,046,863
Juniper Networks Inc.
1.20%, 12/10/25	671	639,845
2.00%, 12/10/30(a)	908	770,843
3.75%, 08/15/29	829	794,730
5.95%, 03/15/41	446	455,162
Koninklijke KPN NV, 8.38%, 10/01/30(a)	1,133	1,341,867
KT Corp., 2.50%, 07/18/26(b)	245	235,721
Motorola Solutions Inc.
2.30%, 11/15/30	1,579	1,376,654
2.75%, 05/24/31	1,420	1,255,576
4.60%, 02/23/28(a)	1,462	1,466,643
4.60%, 05/23/29	1,404	1,407,721
5.00%, 04/15/29	665	677,660
5.40%, 04/15/34(a)	650	670,608
5.50%, 09/01/44(a)	714	719,861
5.60%, 06/01/32	885	923,523
NBN Co. Ltd.
1.45%, 05/05/26(a)(b)	1,711	1,628,151
1.63%, 01/08/27(a)(b)	2,004	1,876,557
2.50%, 01/08/32(a)(b)	1,730	1,487,067
2.63%, 05/05/31(a)(b)	2,294	2,015,396
5.75%, 10/06/28(b)	1,880	1,975,217
6.00%, 10/06/33(b)	1,290	1,397,704
Nokia OYJ
4.38%, 06/12/27	1,055	1,043,207
6.63%, 05/15/39	790	835,246
NTT Finance Corp.
1.16%, 04/03/26(a)(b)	4,089	3,878,478
1.59%, 04/03/28(b)	2,175	1,970,236
2.07%, 04/03/31(a)(b)	1,652	1,410,362
4.37%, 07/27/27(b)	1,045	1,042,114
5.10%, 07/02/27(b)	1,000	1,017,809
5.11%, 07/02/29(b)	1,205	1,234,237
5.14%, 07/02/31(a)(b)	1,205	1,234,099
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)(b)	1,080	962,971
3.75%, 06/22/26(a)(b)	1,463	1,438,468
3.88%, 01/31/28(a)(b)	908	889,177
4.50%, 01/31/43(b)	805	770,566
Orange SA
5.38%, 01/13/42(a)	1,876	1,865,613
5.50%, 02/06/44	745	753,666
9.00%, 03/01/31(a)	3,613	4,438,344
Rogers Communications Inc.
2.90%, 11/15/26	1,087	1,047,986
3.20%, 03/15/27	1,996	1,930,986
3.63%, 12/15/25	1,044	1,027,935
3.70%, 11/15/49	1,448	1,073,168
3.80%, 03/15/32	2,806	2,585,732
4.30%, 02/15/48	1,052	864,930
4.35%, 05/01/49	1,753	1,453,230
Security	Par (000)	Value
Telecommunications (continued)
4.50%, 03/15/42	$1,108	$977,830
4.50%, 03/15/43	708	614,714
4.55%, 03/15/52	2,745	2,325,798
5.00%, 02/15/29	1,513	1,530,250
5.00%, 03/15/44	1,343	1,247,230
5.30%, 02/15/34	1,075	1,084,562
5.45%, 10/01/43	936	913,222
7.50%, 08/15/38(a)	565	675,535
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	1,372	1,331,730
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)(b)	764	598,733
SES SA, 5.30%, 04/04/43(a)(b)	580	439,175
Sprint Capital Corp.
6.88%, 11/15/28	2,910	3,151,878
8.75%, 03/15/32(a)	2,615	3,226,102
Sprint LLC, 7.63%, 03/01/26	1,089	1,122,738
Telefonica Emisiones SA
4.10%, 03/08/27(a)	2,018	1,996,185
4.67%, 03/06/38(a)	740	680,459
4.90%, 03/06/48	1,871	1,661,187
5.21%, 03/08/47	3,522	3,252,192
5.52%, 03/01/49	1,668	1,615,209
7.05%, 06/20/36	2,627	2,980,034
Telefonica Europe BV, 8.25%, 09/15/30	2,090	2,438,817
Telefonica Moviles Chile SA, 3.54%, 11/18/31(b)	465	381,516
TELUS Corp.
2.80%, 02/16/27	1,312	1,257,265
3.40%, 05/13/32	1,276	1,147,578
3.70%, 09/15/27(a)	1,287	1,254,931
4.30%, 06/15/49	795	651,531
4.60%, 11/16/48	1,214	1,048,649
T-Mobile USA Inc.
1.50%, 02/15/26	1,562	1,492,092
2.05%, 02/15/28	2,819	2,597,212
2.25%, 02/15/26	2,320	2,241,540
2.25%, 11/15/31	1,772	1,503,795
2.40%, 03/15/29	965	881,089
2.55%, 02/15/31	2,627	2,306,716
2.63%, 04/15/26	1,850	1,792,512
2.63%, 02/15/29	1,912	1,763,357
2.70%, 03/15/32	1,850	1,605,035
2.88%, 02/15/31	1,925	1,726,819
3.00%, 02/15/41(a)	3,641	2,720,768
3.30%, 02/15/51	4,367	3,085,003
3.38%, 04/15/29	3,021	2,870,793
3.40%, 10/15/52	4,255	3,029,604
3.50%, 04/15/31	3,470	3,225,922
3.60%, 11/15/60	2,281	1,621,203
3.75%, 04/15/27	5,539	5,438,469
3.88%, 04/15/30	9,032	8,689,653
4.38%, 04/15/40	2,871	2,587,525
4.50%, 04/15/50	4,264	3,699,728
4.75%, 02/01/28	2,425	2,432,661
4.80%, 07/15/28	2,155	2,179,199
4.85%, 01/15/29	1,835	1,859,176
4.95%, 03/15/28	2,075	2,106,353
5.05%, 07/15/33	3,745	3,790,809
5.15%, 04/15/34	1,190	1,211,482
5.20%, 01/15/33	1,900	1,943,725
5.38%, 04/15/27	299	300,026
5.50%, 01/15/55	933	941,597

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.65%, 01/15/53	$2,411	$2,474,122
5.75%, 01/15/34	1,845	1,955,828
5.75%, 01/15/54	1,827	1,899,679
5.80%, 09/15/62	1,005	1,037,782
6.00%, 06/15/54(a)	1,185	1,279,729
Verizon Communications Inc.
0.85%, 11/20/25	1,842	1,761,269
1.45%, 03/20/26(a)	2,807	2,675,532
1.50%, 09/18/30	1,790	1,518,065
1.68%, 10/30/30	2,058	1,745,453
1.75%, 01/20/31	3,707	3,113,378
2.10%, 03/22/28(a)	4,035	3,736,704
2.36%, 03/15/32	6,210	5,276,081
2.55%, 03/21/31	4,818	4,238,070
2.63%, 08/15/26	2,632	2,543,589
2.65%, 11/20/40	4,162	2,986,540
2.85%, 09/03/41	2,005	1,467,617
2.88%, 11/20/50(a)	3,538	2,333,952
2.99%, 10/30/56	5,211	3,348,147
3.00%, 03/22/27	1,741	1,684,137
3.00%, 11/20/60(a)	2,885	1,813,574
3.15%, 03/22/30	1,703	1,588,886
3.40%, 03/22/41	4,928	3,927,861
3.55%, 03/22/51(a)	5,410	4,071,628
3.70%, 03/22/61(a)	4,357	3,208,460
3.85%, 11/01/42	1,169	973,097
3.88%, 02/08/29	2,458	2,402,243
3.88%, 03/01/52(a)	1,807	1,441,020
4.00%, 03/22/50	1,695	1,383,856
4.02%, 12/03/29	5,210	5,102,250
4.13%, 03/16/27	3,955	3,923,850
4.13%, 08/15/46	1,387	1,173,200
4.27%, 01/15/36	790	745,025
4.33%, 09/21/28	6,163	6,149,653
4.40%, 11/01/34	2,825	2,711,634
4.50%, 08/10/33	3,347	3,255,077
4.52%, 09/15/48	1,885	1,687,994
4.67%, 03/15/55	905	823,553
4.75%, 11/01/41	825	780,702
4.81%, 03/15/39	1,805	1,738,554
4.86%, 08/21/46	3,320	3,137,476
5.01%, 04/15/49(a)	835	828,257
5.01%, 08/21/54	830	789,484
5.05%, 05/09/33(a)	1,565	1,592,953
5.25%, 03/16/37	1,613	1,653,310
5.50%, 03/16/47	590	616,537
5.50%, 02/23/54	870	892,482
5.85%, 09/15/35	615	653,940
6.40%, 09/15/33	830	913,800
6.55%, 09/15/43	1,160	1,327,432
7.75%, 12/01/30	1,200	1,406,269
Vodafone Group PLC
4.25%, 09/17/50	2,702	2,205,590
4.38%, 05/30/28(a)	1,029	1,037,623
4.88%, 06/19/49	2,837	2,562,317
5.00%, 05/30/38	517	510,173
5.13%, 06/19/59	514	468,857
5.25%, 05/30/48	876	838,393
5.63%, 02/10/53	1,385	1,381,516
5.75%, 06/28/54	1,810	1,833,253
5.75%, 02/10/63	695	688,622
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 06/28/64	$1,675	$1,682,775
6.15%, 02/27/37	890	966,093
6.25%, 11/30/32(a)	901	987,630
7.88%, 02/15/30	1,463	1,697,417
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	715	619,572
3.38%, 04/29/30(b)	115	105,642
4.10%, 07/14/51(b)	495	379,515
		482,359,867
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	952	916,126
3.55%, 11/19/26	1,288	1,252,970
3.90%, 11/19/29	1,560	1,491,307
5.10%, 05/15/44	562	505,365
6.05%, 05/14/34(a)	485	501,989
6.35%, 03/15/40(a)	709	743,124
Mattel Inc.
3.38%, 04/01/26(b)	290	281,743
3.75%, 04/01/29(a)(b)	1,162	1,103,787
5.45%, 11/01/41(a)	545	511,858
5.88%, 12/15/27(b)	1,107	1,118,846
6.20%, 10/01/40(a)	490	495,732
		8,922,847
Transportation — 1.8%
AP Moller - Maersk A/S
4.50%, 06/20/29(a)(b)	1,499	1,501,118
5.88%, 09/14/33(a)(b)	1,280	1,354,263
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	755	505,608
3.05%, 02/15/51	1,176	818,766
3.25%, 06/15/27	1,133	1,105,817
3.30%, 09/15/51	1,317	964,291
3.55%, 02/15/50	1,259	977,802
3.90%, 08/01/46	1,114	924,046
4.05%, 06/15/48	1,241	1,051,528
4.13%, 06/15/47	1,170	1,006,485
4.15%, 04/01/45	622	538,378
4.15%, 12/15/48	1,239	1,059,211
4.38%, 09/01/42	927	841,192
4.40%, 03/15/42	935	852,402
4.45%, 03/15/43	1,272	1,161,089
4.45%, 01/15/53	1,355	1,214,202
4.55%, 09/01/44	1,240	1,137,436
4.70%, 09/01/45	932	870,198
4.90%, 04/01/44	1,242	1,197,551
4.95%, 09/15/41	530	517,647
5.05%, 03/01/41	770	763,158
5.15%, 09/01/43	987	993,043
5.20%, 04/15/54	1,765	1,773,649
5.40%, 06/01/41	802	824,172
5.50%, 03/15/55	1,615	1,690,343
5.75%, 05/01/40(a)	1,265	1,345,353
6.15%, 05/01/37	967	1,084,489
6.20%, 08/15/36	499	561,764
7.00%, 12/15/25	509	525,119
7.95%, 08/15/30	200	237,878
Canadian National Railway Co.
2.45%, 05/01/50	1,482	931,025
2.75%, 03/01/26	1,110	1,083,411
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.20%, 08/02/46	$1,630	$1,227,249
3.50%, 11/15/42(a)	160	126,863
3.65%, 02/03/48	539	434,694
3.85%, 08/05/32	1,237	1,176,275
4.40%, 08/05/52	815	734,170
4.45%, 01/20/49	676	613,976
4.50%, 11/07/43(a)	320	291,182
5.85%, 11/01/33	250	273,034
6.13%, 11/01/53(a)	150	174,711
6.20%, 06/01/36	335	373,650
6.25%, 08/01/34(a)	816	917,593
6.38%, 11/15/37	565	644,922
6.71%, 07/15/36	45	52,216
6.90%, 07/15/28	740	810,086
Canadian Pacific Railway Co.
1.75%, 12/02/26	1,854	1,749,616
2.05%, 03/05/30	1,152	1,017,333
2.45%, 12/02/31	1,120	968,668
2.88%, 11/15/29	947	879,162
3.00%, 12/02/41(a)	1,135	847,437
3.10%, 12/02/51	2,190	1,523,606
3.50%, 05/01/50	1,174	884,974
3.70%, 02/01/26	773	761,326
4.00%, 06/01/28(a)	739	727,492
4.20%, 11/15/69	641	507,364
4.30%, 05/15/43	689	608,756
4.70%, 05/01/48(a)	681	622,715
4.80%, 09/15/35	690	679,054
4.80%, 08/01/45	803	751,897
4.95%, 08/15/45(a)	704	664,270
5.75%, 03/15/33(a)	495	521,932
5.75%, 01/15/42(a)	482	482,296
5.95%, 05/15/37	817	872,643
6.13%, 09/15/2115	681	722,629
7.13%, 10/15/31	575	657,404
Central Japan Railway Co., 4.25%, 11/24/45(b)	210	184,180
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,193	1,180,709
CSX Corp.
2.40%, 02/15/30	1,181	1,067,442
2.50%, 05/15/51(a)	599	371,590
2.60%, 11/01/26	1,465	1,413,949
3.25%, 06/01/27	1,412	1,376,545
3.35%, 11/01/25	1,065	1,049,438
3.35%, 09/15/49	1,070	788,654
3.80%, 03/01/28	1,130	1,112,345
3.80%, 11/01/46(a)	1,151	932,126
3.80%, 04/15/50	826	669,226
3.95%, 05/01/50	548	452,565
4.10%, 11/15/32	1,210	1,172,229
4.10%, 03/15/44	1,018	878,952
4.25%, 03/15/29	1,797	1,793,559
4.25%, 11/01/66	555	455,855
4.30%, 03/01/48	1,299	1,131,950
4.40%, 03/01/43	605	546,240
4.50%, 03/15/49	773	692,181
4.50%, 11/15/52(a)	1,117	1,005,867
4.50%, 08/01/54	490	436,605
4.65%, 03/01/68	615	545,024
4.75%, 05/30/42	1,050	993,298
4.75%, 11/15/48	878	817,532
5.20%, 11/15/33	995	1,034,743
Security	Par (000)	Value
Transportation (continued)
5.50%, 04/15/41	$805	$829,790
6.00%, 10/01/36	585	641,765
6.15%, 05/01/37	886	986,348
6.22%, 04/30/40	928	1,031,624
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	400	249,223
3.83%, 09/14/61(a)(b)	915	622,681
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30(a)(b)	765	712,095
3.69%, 09/13/61(b)	615	420,369
4.70%, 05/07/50(b)	1,394	1,191,480
5.00%, 01/25/47(a)(b)	487	435,659
ENA Master Trust, 4.00%, 05/19/48(b)	175	128,258
FedEx Corp.
2.40%, 05/15/31(a)	955	838,920
3.10%, 08/05/29	2,080	1,956,065
3.25%, 04/01/26	1,542	1,510,656
3.25%, 05/15/41	1,215	929,438
3.40%, 02/15/28	749	724,618
3.88%, 08/01/42	773	629,375
3.90%, 02/01/35	998	921,819
4.05%, 02/15/48	1,583	1,279,442
4.10%, 04/15/43(a)	746	623,534
4.10%, 02/01/45	1,268	1,042,061
4.20%, 10/17/28	825	819,542
4.25%, 05/15/30(a)	1,075	1,066,198
4.40%, 01/15/47	1,374	1,168,159
4.50%, 02/01/65(a)	198	167,759
4.55%, 04/01/46	1,838	1,606,549
4.75%, 11/15/45	1,867	1,679,021
4.90%, 01/15/34(a)	990	999,674
4.95%, 10/17/48(a)	1,038	956,194
5.10%, 01/15/44	574	550,475
5.25%, 05/15/50(a)	1,612	1,559,411
JB Hunt Transport Services Inc., 3.88%, 03/01/26	1,103	1,089,378
Kirby Corp., 4.20%, 03/01/28(a)	1,009	991,325
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(b)	1,180	1,150,695
Norfolk Southern Corp.
2.30%, 05/15/31(a)	657	574,301
2.55%, 11/01/29	891	815,395
2.90%, 06/15/26	662	643,784
2.90%, 08/25/51(a)	815	536,607
3.00%, 03/15/32(a)	734	658,056
3.05%, 05/15/50	1,307	897,155
3.15%, 06/01/27	498	481,887
3.16%, 05/15/55	969	650,074
3.40%, 11/01/49	654	480,656
3.70%, 03/15/53	681	518,774
3.80%, 08/01/28	725	712,392
3.94%, 11/01/47	1,138	923,479
3.95%, 10/01/42	866	730,678
4.05%, 08/15/52	1,191	972,453
4.10%, 05/15/49	739	610,754
4.10%, 05/15/2121	635	483,822
4.15%, 02/28/48	1,102	929,086
4.45%, 03/01/33	590	580,982
4.45%, 06/15/45	712	635,180
4.55%, 06/01/53	1,160	1,026,523
4.65%, 01/15/46	750	680,520

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.80%, 08/15/43(a)	$195	$176,094
4.84%, 10/01/41	941	895,861
5.05%, 08/01/30(a)	1,085	1,119,054
5.10%, 12/31/49	100	89,895
5.35%, 08/01/54(a)	1,340	1,344,453
5.55%, 03/15/34(a)	940	993,193
5.95%, 03/15/64	790	854,645
7.25%, 02/15/31	800	909,312
7.80%, 05/15/27	715	775,941
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	948	987,403
Ryder System Inc.
1.75%, 09/01/26	812	766,025
2.85%, 03/01/27	564	541,065
2.90%, 12/01/26	849	819,086
4.30%, 06/15/27(a)	510	506,337
4.95%, 09/01/29(a)	240	242,354
5.25%, 06/01/28(a)	900	918,750
5.30%, 03/15/27	485	493,005
5.38%, 03/15/29(a)	620	638,045
5.50%, 06/01/29(a)	225	232,778
5.65%, 03/01/28	1,055	1,088,798
6.30%, 12/01/28	720	767,284
6.60%, 12/01/33(a)	600	662,945
TTX Co.
3.90%, 02/01/45(b)	70	58,162
4.20%, 07/01/46(b)	675	580,147
4.60%, 02/01/49(a)(b)	599	556,555
4.65%, 06/15/44(b)	110	98,284
5.50%, 09/25/26(b)	763	776,154
5.65%, 12/01/52(a)(b)	525	559,076
5.75%, 11/22/33(b)	325	349,381
Union Pacific Corp.
2.15%, 02/05/27	929	884,153
2.38%, 05/20/31	1,415	1,253,525
2.40%, 02/05/30(a)	1,729	1,572,593
2.75%, 03/01/26	1,054	1,027,745
2.80%, 02/14/32	1,945	1,743,081
2.89%, 04/06/36(a)	1,155	974,826
2.95%, 03/10/52	1,390	951,457
2.97%, 09/16/62	1,414	885,402
3.00%, 04/15/27	748	724,764
3.20%, 05/20/41	1,021	806,121
3.25%, 02/05/50	2,437	1,786,703
3.35%, 08/15/46(a)	165	124,456
3.38%, 02/01/35	880	787,354
3.38%, 02/14/42	690	550,990
3.50%, 02/14/53	1,740	1,316,960
3.55%, 08/15/39	1,007	862,374
3.55%, 05/20/61	868	628,945
3.60%, 09/15/37	887	778,923
3.70%, 03/01/29	1,471	1,441,827
3.75%, 02/05/70	825	605,648
3.80%, 10/01/51	1,595	1,278,564
3.80%, 04/06/71	975	725,606
3.84%, 03/20/60	2,457	1,902,263
3.85%, 02/14/72	605	457,592
3.88%, 02/01/55	725	578,090
3.95%, 09/10/28	1,746	1,731,819
3.95%, 08/15/59	680	542,587
4.00%, 04/15/47	765	636,213
4.05%, 11/15/45(a)	750	639,251
Security	Par (000)	Value
Transportation (continued)
4.05%, 03/01/46	$793	$671,615
4.10%, 09/15/67	782	625,337
4.30%, 03/01/49	833	727,059
4.50%, 01/20/33(a)	1,330	1,328,520
4.50%, 09/10/48	647	586,116
4.75%, 02/21/26	835	838,718
4.95%, 09/09/52(a)	796	778,027
4.95%, 05/15/53(a)	830	810,497
5.15%, 01/20/63	320	311,893
6.63%, 02/01/29	547	599,393
United Parcel Service Inc.
2.40%, 11/15/26	1,048	1,006,130
2.50%, 09/01/29	1,034	954,437
3.05%, 11/15/27	1,701	1,640,980
3.40%, 03/15/29	1,429	1,380,298
3.40%, 11/15/46	905	710,861
3.40%, 09/01/49(a)	943	713,663
3.63%, 10/01/42	646	529,019
3.75%, 11/15/47	1,775	1,416,887
4.25%, 03/15/49	649	561,405
4.45%, 04/01/30	1,172	1,183,472
4.88%, 03/03/33(a)	1,320	1,349,028
4.88%, 11/15/40	874	851,635
5.05%, 03/03/53(a)	1,410	1,380,028
5.15%, 05/22/34(a)	1,075	1,114,718
5.20%, 04/01/40	967	977,932
5.30%, 04/01/50	1,845	1,867,446
5.50%, 05/22/54(a)	1,195	1,243,279
5.60%, 05/22/64	1,010	1,054,186
6.20%, 01/15/38	2,124	2,382,668
United Parcel Service of America Inc., 7.62%, 04/01/30(c)	1,220	1,412,362
Walmart Inc.
1.05%, 09/17/26(a)	2,040	1,921,786
1.50%, 09/22/28	1,970	1,795,305
1.80%, 09/22/31	2,320	1,990,883
3.95%, 09/09/27(a)	1,350	1,352,298
XPO Inc., 6.25%, 06/01/28(a)(b)	1,250	1,275,277
		210,211,663
Trucking & Leasing — 0.3%
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	735	695,816
GATX Corp.
1.90%, 06/01/31	475	391,815
3.10%, 06/01/51	485	322,847
3.25%, 09/15/26	773	749,853
3.50%, 03/15/28	318	305,289
3.50%, 06/01/32	551	495,574
3.85%, 03/30/27	566	555,183
4.00%, 06/30/30	685	660,582
4.50%, 03/30/45(a)	185	154,110
4.55%, 11/07/28	405	405,653
4.70%, 04/01/29	730	730,115
4.90%, 03/15/33	560	552,409
5.20%, 03/15/44	290	275,550
5.40%, 03/15/27	310	315,766
5.45%, 09/15/33	470	482,548
6.05%, 03/15/34	710	754,669
6.05%, 06/05/54	205	214,711
6.90%, 05/01/34	1,290	1,454,865
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(b)	$937	$896,889
1.70%, 06/15/26(b)	1,297	1,228,898
3.35%, 11/01/29(b)	668	624,280
3.40%, 11/15/26(b)	1,058	1,029,321
4.20%, 04/01/27(b)	982	970,609
4.40%, 07/01/27(b)	862	856,694
4.45%, 01/29/26(b)	817	812,237
5.25%, 07/01/29(b)	670	683,453
5.35%, 01/12/27(b)	575	582,951
5.35%, 03/30/29(a)(b)	580	594,267
5.55%, 05/01/28(b)	880	903,136
5.70%, 02/01/28(b)	1,445	1,485,425
5.75%, 05/24/26(b)	715	724,856
5.88%, 11/15/27(a)(b)	1,115	1,154,129
6.05%, 08/01/28(b)	1,660	1,736,192
6.20%, 06/15/30(a)(b)	640	683,749
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)(b)	1,105	1,039,060
2.30%, 06/15/28(a)(b)	680	621,781
5.30%, 04/03/29(a)(b)	1,010	1,028,053
5.45%, 05/03/28(b)	755	770,019
5.55%, 04/03/34(b)	1,175	1,194,572
5.70%, 07/25/33(b)	1,335	1,372,977
		30,510,903
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	620	582,805
3.38%, 01/20/27	532	503,246
		1,086,051
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31	780	673,603
2.80%, 05/01/30(a)	960	877,546
2.95%, 09/01/27	977	940,818
3.00%, 12/01/26	525	508,488
3.25%, 06/01/51	745	529,559
3.45%, 06/01/29	916	878,791
3.45%, 05/01/50	814	606,414
3.75%, 09/01/28	657	642,280
3.75%, 09/01/47	901	713,689
4.00%, 12/01/46	596	496,676
4.15%, 06/01/49	833	698,073
4.20%, 09/01/48	892	759,845
4.30%, 12/01/42	521	461,821
4.30%, 09/01/45	341	299,800
4.45%, 06/01/32(a)	875	867,308
5.15%, 03/01/34(a)	745	765,289
5.45%, 03/01/54(a)	820	834,946
6.59%, 10/15/37	799	920,691
Essential Utilities Inc.
2.40%, 05/01/31	830	715,849
2.70%, 04/15/30	819	739,609
3.35%, 04/15/50	552	388,791
3.57%, 05/01/29(a)	905	868,428
4.28%, 05/01/49	821	676,843
4.80%, 08/15/27	550	553,688
5.30%, 05/01/52	690	662,016
5.38%, 01/15/34	390	398,281
Security	Par (000)	Value
Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$330	$356,160
		17,835,302
Total Corporate Bonds & Notes — 98.2% (Cost: $12,269,255,364)		11,706,737,153
Foreign Government Obligations(h)
Japan — 0.0%
Development Bank of Japan Inc.
4.38%, 09/22/25(b)	120	119,723
5.13%, 09/01/26(b)	60	61,030
		180,753
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(b)	905	878,357
South Korea — 0.2%
Korea Electric Power Corp.
4.00%, 06/14/27(b)	300	297,639
4.88%, 01/31/27(a)(b)	1,180	1,192,539
5.13%, 04/23/34(b)	455	467,300
5.38%, 04/06/26(b)	115	116,319
5.38%, 07/31/26(b)	640	649,267
5.50%, 04/06/28(b)	370	382,596
7.00%, 02/01/27(a)	1,310	1,387,426
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	930	873,885
2.00%, 07/13/31(b)	935	788,372
2.25%, 07/18/26(b)	150	143,920
3.13%, 07/20/27(b)	1,206	1,169,374
3.50%, 07/02/26(b)	715	702,087
3.88%, 07/13/27(a)(b)	1,505	1,485,481
4.88%, 07/05/28(b)	40	40,705
5.00%, 07/08/29(b)	200	205,250
Korea Housing Finance Corp.
4.63%, 02/24/28(b)	695	700,755
4.63%, 02/24/33(a)(b)	683	676,952
4.88%, 08/27/27(a)(b)	400	406,671
5.38%, 11/15/26(a)(b)	1,270	1,297,687
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(b)	585	554,311
3.13%, 07/25/27(b)	1,170	1,127,593
4.25%, 07/27/27(b)	255	253,497
4.63%, 07/29/29(b)	40	40,259
5.00%, 07/18/28(b)	165	168,010
Korea National Oil Corp.
0.88%, 10/05/25(b)	647	620,445
1.25%, 04/07/26(b)	1,000	948,787
2.38%, 04/07/31(b)	970	839,624
2.50%, 10/24/26(b)	143	136,913
2.63%, 04/18/32(b)	500	431,869
3.25%, 10/01/25(b)	450	442,757
3.38%, 03/27/27(b)	500	487,365
4.88%, 04/03/29(b)	1,000	1,014,998
		20,050,653
Total Foreign Government Obligations — 0.2% (Cost: $21,318,943)		21,109,763
Total Long-Term Investments — 98.4% (Cost: $12,290,574,307)		11,727,846,916

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Broad USD Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(i)(j)(k)	1,101,526,874	$1,102,187,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(i)(j)	46,770,000	46,770,000
Total Short-Term Securities — 9.7% (Cost: $1,148,388,610)		1,148,957,790
Total Investments — 108.1% (Cost: $13,438,962,917)		12,876,804,706
Liabilities in Excess of Other Assets — (8.1)%		(959,520,900)
Net Assets — 100.0%		$11,917,283,806

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,213,303,118	$—	$(111,236,111)(a)	$(51,708)	$172,491	$1,102,187,790	1,101,526,874	$1,508,985 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	14,600,000	32,170,000 (a)	—	—	—	46,770,000	46,770,000	879,570	—
				$(51,708)	$172,491	$1,148,957,790		$2,388,555	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$11,706,737,153	$—	$11,706,737,153
Foreign Government Obligations	—	21,109,763	—	21,109,763
Short-Term Securities
Money Market Funds	1,148,957,790	—	—	1,148,957,790
	$1,148,957,790	$11,727,846,916	$—	$12,876,804,706
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28(a)	$2,950	$2,958,423
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	9,308	9,142,003
		12,100,426
Aerospace & Defense — 1.4%
Airbus SE, 3.15%, 04/10/27(b)	4,627	4,504,300
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	1,795	1,932,454
BAE Systems Holdings Inc., 3.85%, 12/15/25(b)	4,599	4,535,115
BAE Systems PLC
5.00%, 03/26/27(b)	4,270	4,316,312
5.13%, 03/26/29(b)	8,500	8,676,496
Boeing Co. (The)
2.20%, 02/04/26(a)	33,208	31,818,963
2.25%, 06/15/26(a)	2,450	2,328,718
2.60%, 10/30/25	1,740	1,691,887
2.70%, 02/01/27(a)	6,105	5,787,423
2.75%, 02/01/26(a)	8,450	8,169,322
2.80%, 03/01/27	2,009	1,902,729
3.10%, 05/01/26	3,944	3,814,369
3.20%, 03/01/29	5,960	5,495,851
3.25%, 02/01/28	6,943	6,541,226
3.25%, 03/01/28(a)	2,145	2,015,679
3.45%, 11/01/28	2,389	2,233,078
5.04%, 05/01/27	12,027	12,042,935
6.26%, 05/01/27(a)(b)	5,320	5,473,138
6.30%, 05/01/29(b)	9,260	9,670,723
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	2,005	1,973,341
General Dynamics Corp.
1.15%, 06/01/26(a)	3,275	3,106,796
2.13%, 08/15/26(a)	3,012	2,892,865
2.63%, 11/15/27(a)	1,570	1,497,218
3.50%, 04/01/27	4,325	4,251,147
3.75%, 05/15/28	7,862	7,749,820
HEICO Corp., 5.25%, 08/01/28(a)	4,202	4,308,240
Hexcel Corp., 4.20%, 02/15/27	2,430	2,371,874
Howmet Aerospace Inc.
3.00%, 01/15/29	3,270	3,072,149
5.90%, 02/01/27(a)	3,605	3,715,764
6.75%, 01/15/28(a)	2,645	2,815,796
L3Harris Technologies Inc.
3.85%, 12/15/26	3,669	3,619,155
4.40%, 06/15/28(a)	5,381	5,357,935
4.40%, 06/15/28	5,842	5,816,959
5.05%, 06/01/29(a)	7,825	7,990,807
5.40%, 01/15/27	3,820	3,899,597
Lockheed Martin Corp.
3.55%, 01/15/26	6,058	5,984,777
4.45%, 05/15/28(a)	3,375	3,406,459
4.50%, 02/15/29	4,650	4,693,475
4.95%, 10/15/25	3,010	3,023,595
5.10%, 11/15/27	4,752	4,885,260
Northrop Grumman Corp.
3.20%, 02/01/27	4,547	4,426,542
3.25%, 01/15/28	12,675	12,229,967
4.60%, 02/01/29(a)	3,770	3,799,567
Rolls-Royce PLC, 5.75%, 10/15/27(b)	5,375	5,510,939
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
2.65%, 11/01/26(a)	$3,711	$3,576,058
3.13%, 05/04/27	6,682	6,465,151
3.50%, 03/15/27(a)	6,943	6,793,539
4.13%, 11/16/28	18,111	17,881,235
5.00%, 02/27/26(a)	3,100	3,116,514
5.75%, 11/08/26	7,782	7,983,181
5.75%, 01/15/29	5,970	6,269,984
6.70%, 08/01/28	2,280	2,460,286
7.20%, 08/15/27	1,990	2,151,523
		292,048,233
Agriculture — 1.0%
Altria Group Inc.
2.63%, 09/16/26(a)	3,380	3,253,517
4.40%, 02/14/26	6,726	6,694,127
4.80%, 02/14/29(a)	9,372	9,425,789
6.20%, 11/01/28	3,705	3,924,621
Archer-Daniels-Midland Co., 2.50%, 08/11/26	6,203	5,987,159
BAT Capital Corp.
2.26%, 03/25/28	11,936	10,997,082
3.22%, 09/06/26	6,168	6,004,030
3.56%, 08/15/27	12,622	12,312,583
4.70%, 04/02/27	5,540	5,557,035
BAT International Finance PLC
1.67%, 03/25/26(a)	9,149	8,732,301
4.45%, 03/16/28	7,287	7,233,471
5.93%, 02/02/29	6,730	7,061,415
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	4,329	4,220,625
3.75%, 09/25/27	4,075	3,993,265
Cargill Inc.
0.75%, 02/02/26(a)(b)	3,143	2,986,987
3.25%, 05/23/29(a)(b)	3,945	3,756,354
3.63%, 04/22/27(a)(b)	3,145	3,089,114
4.50%, 06/24/26(a)(b)	3,705	3,713,775
4.88%, 10/10/25(b)	4,490	4,504,062
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	4,644	4,526,395
3.88%, 07/26/29(b)	6,630	6,314,407
6.13%, 07/27/27(b)	6,201	6,417,161
Philip Morris International Inc.
0.88%, 05/01/26	4,415	4,160,585
2.75%, 02/25/26	4,571	4,453,630
3.13%, 08/17/27(a)	2,540	2,471,962
3.13%, 03/02/28(a)	1,965	1,882,936
3.38%, 08/15/29(a)	4,699	4,472,767
4.75%, 02/12/27(a)	4,710	4,752,448
4.88%, 02/13/26(a)	10,615	10,668,162
4.88%, 02/15/28	10,338	10,483,750
4.88%, 02/13/29	6,985	7,101,696
5.00%, 11/17/25	4,485	4,500,919
5.13%, 11/17/27	10,073	10,297,707
5.25%, 09/07/28	4,180	4,301,826
Viterra Finance BV
2.00%, 04/21/26(b)	3,762	3,585,242
4.90%, 04/21/27(b)	2,955	2,958,889
		206,797,794
Airlines — 0.2%
Delta Air Lines Inc., 4.38%, 04/19/28(a)	550	534,921

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(a)(b)	$5,300	$5,279,434
4.75%, 10/20/28(b)	14,965	14,820,350
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	13,404	13,528,528
Southwest Airlines Co.
3.00%, 11/15/26	1,077	1,037,915
3.45%, 11/16/27	1,185	1,136,778
5.13%, 06/15/27(a)	10,126	10,211,377
		46,549,303
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26(a)	5,217	5,018,430
2.75%, 03/27/27(a)	5,690	5,496,083
Ralph Lauren Corp., 3.75%, 09/15/25	1,591	1,574,234
Tapestry Inc.
4.13%, 07/15/27(a)	2,205	2,154,260
7.00%, 11/27/26(a)	3,785	3,904,198
7.05%, 11/27/25	2,240	2,281,522
7.35%, 11/27/28	6,445	6,760,337
VF Corp., 2.80%, 04/23/27(a)	2,378	2,226,539
		29,415,603
Auto Manufacturers — 5.0%
American Honda Finance Corp.
1.00%, 09/10/25	4,895	4,721,592
1.30%, 09/09/26(a)	4,993	4,699,387
2.00%, 03/24/28	5,230	4,822,108
2.25%, 01/12/29	3,540	3,240,683
2.30%, 09/09/26	3,394	3,260,118
2.35%, 01/08/27	1,824	1,743,020
3.50%, 02/15/28	1,370	1,329,950
4.70%, 01/12/28(a)	3,700	3,739,878
4.75%, 01/12/26(a)	3,290	3,300,019
4.90%, 03/12/27	3,620	3,670,821
4.90%, 07/09/27(a)	3,105	3,151,415
4.90%, 03/13/29(a)	4,800	4,900,626
4.95%, 01/09/26(a)	4,990	5,016,715
5.13%, 07/07/28	5,324	5,463,630
5.25%, 07/07/26(a)	5,650	5,734,081
5.65%, 11/15/28(a)	5,290	5,552,597
5.80%, 10/03/25	4,120	4,170,766
BMW Finance NV, 2.85%, 08/14/29(a)(b)	2,800	2,597,840
BMW U.S. Capital LLC
1.25%, 08/12/26(a)(b)	3,086	2,902,541
2.80%, 04/11/26(b)	5,868	5,718,170
3.30%, 04/06/27(a)(b)	2,127	2,068,907
3.45%, 04/01/27(b)	3,635	3,551,272
3.63%, 04/18/29(a)(b)	3,970	3,826,257
3.75%, 04/12/28(a)(b)	5,565	5,432,305
3.95%, 08/14/28(a)(b)	5,930	5,824,379
4.60%, 08/13/27(a)(b)	3,575	3,595,429
4.65%, 08/13/26(a)(b)	1,530	1,536,186
4.65%, 08/13/29(b)	3,580	3,598,983
4.90%, 04/02/27(a)(b)	3,970	4,020,309
4.90%, 04/02/29(a)(b)	5,820	5,917,838
5.05%, 04/02/26(a)(b)	4,034	4,064,793
5.05%, 08/11/28(a)(b)	6,865	6,998,848
Cummins Inc.
0.75%, 09/01/25	1,799	1,730,088
Security	Par (000)	Value
Auto Manufacturers (continued)
4.90%, 02/20/29(a)	$3,745	$3,836,823
7.13%, 03/01/28	5,763	6,261,999
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(a)(b)	7,818	7,392,019
2.38%, 12/14/28(a)(b)	4,990	4,589,638
3.65%, 04/07/27(a)(b)	4,218	4,127,747
5.00%, 01/15/27(a)(b)	3,180	3,210,077
5.13%, 09/25/27(b)	2,615	2,658,186
5.13%, 01/19/28(a)(b)	3,750	3,811,043
5.15%, 01/16/26(a)(b)	3,250	3,269,382
5.40%, 09/20/28(a)(b)	3,665	3,767,885
Ford Motor Co.
4.35%, 12/08/26	6,420	6,340,717
6.63%, 10/01/28(a)	1,960	2,071,798
Ford Motor Credit Co. LLC
2.70%, 08/10/26	8,955	8,552,559
2.90%, 02/16/28(a)	5,115	4,733,381
2.90%, 02/10/29(a)	7,045	6,377,966
3.38%, 11/13/25	10,530	10,286,734
3.82%, 11/02/27	6,625	6,352,185
4.13%, 08/17/27	8,410	8,178,821
4.27%, 01/09/27(a)	7,068	6,925,587
4.39%, 01/08/26	5,935	5,863,766
4.54%, 08/01/26	6,250	6,179,234
4.95%, 05/28/27(a)	9,900	9,846,708
5.11%, 05/03/29(a)	8,955	8,864,786
5.80%, 03/05/27	9,090	9,227,478
5.80%, 03/08/29	10,135	10,328,815
5.85%, 05/17/27	7,195	7,317,314
6.80%, 05/12/28	9,685	10,160,693
6.80%, 11/07/28	9,280	9,780,520
6.95%, 03/06/26	5,640	5,767,790
6.95%, 06/10/26	3,650	3,750,443
7.35%, 11/04/27	9,695	10,254,412
General Motors Co.
4.20%, 10/01/27(a)	4,996	4,925,152
5.00%, 10/01/28	5,140	5,206,974
6.13%, 10/01/25	12,459	12,591,232
6.80%, 10/01/27(a)	6,640	7,013,577
General Motors Financial Co. Inc.
1.25%, 01/08/26(a)	9,329	8,901,277
1.50%, 06/10/26(a)	7,721	7,296,236
2.35%, 02/26/27(a)	6,998	6,624,339
2.40%, 04/10/28	6,430	5,924,878
2.40%, 10/15/28	6,822	6,204,943
2.70%, 08/20/27	6,002	5,691,529
3.85%, 01/05/28	2,850	2,774,493
4.00%, 10/06/26	5,027	4,958,824
4.30%, 04/06/29	6,945	6,802,810
4.35%, 01/17/27	8,163	8,093,268
5.00%, 04/09/27	8,179	8,249,788
5.25%, 03/01/26(a)	7,607	7,640,808
5.35%, 07/15/27	4,155	4,229,756
5.40%, 04/06/26	10,175	10,268,652
5.40%, 05/08/27(a)	2,580	2,627,229
5.55%, 07/15/29	7,265	7,464,073
5.65%, 01/17/29	6,575	6,759,272
5.80%, 06/23/28(a)	8,611	8,896,310
5.80%, 01/07/29	12,590	13,041,174
6.00%, 01/09/28	3,900	4,049,669
6.05%, 10/10/25	7,800	7,886,897
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Honda Motor Co. Ltd., 2.53%, 03/10/27(a)	$11,380	$10,906,309
Hyundai Capital America
1.30%, 01/08/26(a)(b)	4,987	4,753,895
1.50%, 06/15/26(a)(b)	4,989	4,708,961
1.65%, 09/17/26(a)(b)	6,040	5,679,764
1.80%, 10/15/25(a)(b)	4,437	4,289,309
1.80%, 01/10/28(b)	4,045	3,678,403
2.00%, 06/15/28(a)(b)	5,375	4,877,997
2.10%, 09/15/28(b)	4,035	3,648,744
2.38%, 10/15/27(a)(b)	4,130	3,861,610
2.75%, 09/27/26(a)(b)	3,414	3,277,824
3.00%, 02/10/27(a)(b)	3,194	3,072,433
3.50%, 11/02/26(a)(b)	4,531	4,415,524
5.25%, 01/08/27(b)	3,825	3,873,620
5.28%, 06/24/27(a)(b)	4,260	4,329,111
5.30%, 03/19/27(a)(b)	4,655	4,723,356
5.30%, 01/08/29(a)(b)	4,280	4,361,630
5.30%, 06/24/29(a)(b)	4,585	4,684,440
5.35%, 03/19/29(b)	3,110	3,176,063
5.45%, 06/24/26(a)(b)	2,995	3,031,436
5.50%, 03/30/26(a)(b)	7,215	7,286,689
5.60%, 03/30/28(a)(b)	4,920	5,047,933
5.65%, 06/26/26(b)	4,425	4,489,756
5.68%, 06/26/28(a)(b)	6,090	6,276,074
5.95%, 09/21/26(a)(b)	4,680	4,787,388
6.10%, 09/21/28(b)	5,360	5,614,682
6.25%, 11/03/25(a)(b)	2,860	2,902,444
6.50%, 01/16/29(a)(b)	4,250	4,525,541
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)(b)	3,181	3,022,920
2.50%, 01/24/27(a)(b)	3,785	3,595,442
3.63%, 08/29/27(a)(b)	1,375	1,336,174
5.13%, 02/05/27(b)	610	615,359
5.13%, 02/05/29(a)(b)	2,770	2,809,309
Kia Corp.
1.75%, 10/16/26(a)(b)	2,730	2,569,716
2.75%, 02/14/27(a)(b)	4,065	3,896,965
3.25%, 04/21/26(b)	1,155	1,127,934
3.50%, 10/25/27(b)	370	358,588
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(a)(b)	6,219	5,941,724
3.10%, 08/15/29(a)(b)	3,150	2,958,173
3.45%, 01/06/27(a)(b)	4,868	4,763,590
3.75%, 02/22/28(b)	5,645	5,522,110
4.30%, 02/22/29(b)	215	213,499
4.75%, 08/01/27(a)(b)	3,940	3,978,263
4.80%, 03/30/26(a)(b)	5,995	6,015,869
4.80%, 01/11/27(a)(b)	4,125	4,166,468
4.80%, 03/30/28(b)	6,187	6,263,107
4.80%, 08/01/29(a)(b)	5,400	5,465,462
4.85%, 01/11/29(a)(b)	5,480	5,558,085
4.88%, 07/31/26(a)(b)	3,900	3,928,483
4.90%, 01/09/26(a)(b)	4,015	4,033,844
5.10%, 08/03/28(a)(b)	5,635	5,761,622
5.20%, 08/03/26(a)(b)	4,330	4,387,075
5.25%, 11/29/27(b)	3,273	3,351,279
5.38%, 11/26/25(a)(b)	3,775	3,809,189
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(b)	5,475	5,103,115
2.00%, 03/09/26(b)	6,825	6,480,316
2.45%, 09/15/28(b)	2,150	1,910,797
Security	Par (000)	Value
Auto Manufacturers (continued)
2.75%, 03/09/28(a)(b)	$3,688	$3,357,588
6.95%, 09/15/26(b)	1,370	1,413,412
7.05%, 09/15/28(b)	4,987	5,281,782
Nissan Motor Co. Ltd.
3.52%, 09/17/25(b)	5,330	5,224,364
4.35%, 09/17/27(a)(b)	16,010	15,523,027
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,882	1,785,965
2.00%, 02/04/27	1,487	1,411,629
4.45%, 03/30/26	2,938	2,943,569
4.45%, 08/06/27	3,010	3,035,223
4.60%, 01/10/28(a)	2,250	2,272,087
4.60%, 01/31/29(a)	4,085	4,143,832
4.95%, 10/03/25	1,530	1,535,719
4.95%, 08/10/28	680	697,150
5.00%, 05/13/27	2,845	2,908,703
5.05%, 08/10/26(a)	2,105	2,134,555
5.20%, 11/09/26	2,785	2,838,689
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(a)(b)	5,304	4,952,921
5.63%, 01/12/28(a)(b)	4,250	4,361,884
Toyota Motor Corp.
1.34%, 03/25/26(a)	6,809	6,493,439
2.76%, 07/02/29	3,090	2,899,350
3.67%, 07/20/28	3,535	3,477,249
5.12%, 07/13/28(a)	3,755	3,868,604
5.28%, 07/13/26(a)	3,295	3,349,293
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	6,523	6,261,657
0.80%, 01/09/26(a)	4,626	4,408,132
1.13%, 06/18/26	6,315	5,969,781
1.15%, 08/13/27(a)	1,965	1,799,898
1.90%, 01/13/27(a)	4,880	4,622,782
1.90%, 04/06/28	1,820	1,678,123
3.05%, 03/22/27(a)	8,990	8,741,517
3.05%, 01/11/28(a)	1,235	1,187,354
3.20%, 01/11/27	2,780	2,715,337
3.65%, 01/08/29	3,460	3,371,162
4.45%, 05/18/26	8,765	8,774,393
4.45%, 06/29/29(a)	4,775	4,803,318
4.55%, 08/07/26	1,855	1,862,141
4.55%, 09/20/27	7,445	7,506,570
4.55%, 08/09/29(a)	5,960	6,010,117
4.63%, 01/12/28(a)	7,500	7,579,616
4.65%, 01/05/29(a)	5,300	5,362,519
4.80%, 01/05/26	4,225	4,244,991
5.00%, 08/14/26(a)	4,277	4,332,194
5.05%, 05/16/29	6,295	6,485,155
5.20%, 05/15/26(a)	3,215	3,259,955
5.25%, 09/11/28(a)	4,435	4,581,086
5.40%, 11/10/25	4,385	4,429,352
5.40%, 11/20/26(a)	5,215	5,330,287
5.45%, 11/10/27(a)	5,285	5,467,038
5.60%, 09/11/25	3,255	3,288,557
Series B, 5.00%, 03/19/27(a)	5,520	5,624,183
Volkswagen Group of America Finance LLC
1.25%, 11/24/25(b)	7,591	7,268,364
1.63%, 11/24/27(b)	3,795	3,448,168
3.20%, 09/26/26(b)	4,893	4,746,394
4.35%, 06/08/27(a)(b)	7,186	7,126,206
4.60%, 06/08/29(a)(b)	1,415	1,407,405

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.63%, 11/13/25(a)(b)	$4,616	$4,599,479
4.75%, 11/13/28(a)(b)	8,690	8,685,535
4.85%, 08/15/27(b)	3,070	3,079,749
4.90%, 08/14/26(b)	3,000	3,006,275
4.95%, 08/15/29(a)(b)	4,025	4,037,000
5.25%, 03/22/29(a)(b)	6,245	6,354,261
5.30%, 03/22/27(a)(b)	3,300	3,353,278
5.40%, 03/20/26(b)	3,840	3,870,522
5.65%, 09/12/28(b)	5,075	5,237,176
5.70%, 09/12/26(b)	4,755	4,839,824
5.80%, 09/12/25(b)	4,890	4,933,699
6.00%, 11/16/26(a)(b)	3,985	4,089,474
6.20%, 11/16/28(a)(b)	4,595	4,835,473
		1,041,862,161
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29(a)	2,235	2,217,896
BorgWarner Inc.
2.65%, 07/01/27(a)	6,113	5,823,969
4.95%, 08/15/29	2,905	2,933,271
Denso Corp., 1.24%, 09/16/26(b)	2,477	2,311,844
Lear Corp.
3.80%, 09/15/27	3,803	3,700,688
4.25%, 05/15/29	2,600	2,545,971
LG Energy Solution Ltd.
5.38%, 07/02/27(b)	190	191,555
5.38%, 07/02/29(a)(b)	870	882,615
5.63%, 09/25/26(b)	325	329,647
5.75%, 09/25/28(a)(b)	5,655	5,801,736
Magna International Inc.
4.15%, 10/01/25(a)	2,715	2,696,252
5.05%, 03/14/29(a)	2,475	2,529,953
5.98%, 03/21/26(a)	575	575,013
		32,540,410
Banks — 30.9%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(b)(c)	2,510	2,366,153
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)(c)	8,859	8,063,382
4.80%, 04/18/26(b)	7,071	7,032,856
6.34%, 09/18/27, (1-year CMT + 1.650%)(b)(c)	4,760	4,898,559
6.58%, 10/13/26, (1-year CMT + 1.550%)(b)(c)	1,260	1,280,419
AIB Group PLC
6.61%, 09/13/29, (1-day SOFR + 2.330%)(b)(c)	5,915	6,271,007
7.58%, 10/14/26, (1-day SOFR + 3.456%)(b)(c)	735	755,190
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.7000%)(b)(c)	2,960	3,007,881
5.90%, 07/10/34, (5-year CMT + 1.500%)(b)(c)	215	221,083
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(a)(b)	1,209	1,141,551
3.45%, 07/17/27(a)(b)	2,754	2,678,462
3.45%, 01/21/28(b)	3,305	3,192,901
5.36%, 08/14/28(b)	6,380	6,577,448
Security	Par (000)	Value
Banks (continued)
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	$1,565	$1,472,072
5.35%, 06/15/26(a)(b)	1,450	1,469,848
5.40%, 11/29/27(a)(b)	3,390	3,483,061
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	6,153	6,100,406
4.40%, 05/19/26(b)	6,058	6,004,346
5.09%, 12/08/25(a)	6,245	6,290,150
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	3,807	3,848,028
5.00%, 03/18/26	6,220	6,272,777
5.67%, 10/03/25	7,265	7,350,042
Australia & New Zealand Banking Group Ltd/New York, 4.90%, 07/16/27(a)	5,655	5,767,326
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	2,803	2,696,472
5.38%, 03/13/29(a)	7,235	7,460,871
5.86%, 09/14/26, (1-year CMT + 2.300%)(c)	4,188	4,218,108
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)(c)	4,910	5,101,127
Banco de Bogota SA, 4.38%, 08/03/27(a)(b)	435	419,844
Banco de Credito del Peru SA, 5.85%, 01/11/29(a)(b)	680	704,403
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	1,390	1,341,224
Banco General SA, 4.13%, 08/07/27(b)	360	352,948
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(b)	2,075	2,031,643
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)	300	288,566
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	8,681	8,146,096
1.85%, 03/25/26	7,393	7,059,801
3.31%, 06/27/29	5,800	5,483,713
3.80%, 02/23/28(a)	7,530	7,312,034
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	8,935	8,785,180
4.25%, 04/11/27	6,115	6,041,511
4.38%, 04/12/28(a)	9,120	9,000,321
5.18%, 11/19/25	6,962	6,957,852
5.29%, 08/18/27	11,743	11,939,846
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	6,600	6,708,256
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	7,900	8,116,757
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	1,405	1,425,843
5.59%, 08/08/28	10,775	11,142,160
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	6,045	6,269,340
6.61%, 11/07/28(a)	8,315	8,954,125
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27(a)(b)	635	629,420
4.45%, 09/19/28(b)	70	69,399
5.30%, 09/21/28(b)	4,420	4,512,072
9.03%, 03/15/29(a)(b)	806	934,505
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(a)(c)	15,199	14,581,630
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	35,666	33,834,466
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	14,942	13,678,781
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	15,538	14,817,643
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(c)	15,577	14,583,899
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 10/21/27(a)	$13,326	$12,921,065
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(c)	40,117	38,680,908
3.50%, 04/19/26	13,241	13,034,219
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(c)	18,417	18,090,310
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(c)	17,222	16,771,162
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(c)	13,391	13,089,408
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(c)	17,225	16,924,519
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(c)	16,088	15,757,058
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(c)	18,885	18,378,544
4.25%, 10/22/26	13,607	13,536,756
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(c)	15,500	15,335,077
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	15,392	15,310,403
4.45%, 03/03/26	12,375	12,332,424
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	23,151	23,389,041
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	18,150	18,227,729
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	26,395	26,963,592
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	16,645	17,385,444
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)(c)	9,940	10,196,871
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	9,837	10,310,254
6.22%, 09/15/26(a)	2,654	2,743,339
Series L, 4.18%, 11/25/27	13,496	13,361,488
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	17,026	16,255,047
Bank of America NA, 5.53%, 08/18/26	13,125	13,422,876
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(b)(c)	1,146	1,082,209
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)(c)	7,040	7,209,347
6.25%, 09/16/26, (1-year CMT + 2.650%)(a)(b)(c)	9,080	9,187,536
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(c)	6,200	5,893,584
1.25%, 09/15/26	7,659	7,179,673
2.65%, 03/08/27(a)	7,764	7,457,524
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	7,505	7,227,884
5.20%, 02/01/28	7,396	7,570,179
5.27%, 12/11/26	5,785	5,888,783
5.30%, 06/05/26	8,480	8,595,707
5.37%, 06/04/27(a)	5,035	5,173,651
5.72%, 09/25/28	10,967	11,450,819
5.92%, 09/25/25	5,465	5,533,205
7.70%, 05/26/84, (5-year CMT + 3.452%)(c)	3,015	3,156,018
Series H, 4.70%, 09/14/27(a)	6,018	6,077,176
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26(a)	4,633	4,402,107
1.05%, 10/15/26	3,971	3,710,903
1.65%, 07/14/28(a)	893	812,145
2.05%, 01/26/27(a)	6,157	5,861,536
2.45%, 08/17/26(a)	4,437	4,279,061
2.80%, 05/04/26	4,802	4,678,561
3.00%, 10/30/28(a)	3,350	3,166,694
3.25%, 05/16/27	5,340	5,202,671
3.30%, 08/23/29	140	132,196
3.40%, 01/29/28	4,600	4,459,041
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(c)	7,136	6,964,948
3.85%, 04/28/28	6,187	6,113,683
3.85%, 04/26/29	2,890	2,840,939
3.95%, 11/18/25	3,579	3,552,562
Security	Par (000)	Value
Banks (continued)
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(c)	$3,773	$3,727,090
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	5,273	5,299,138
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	3,255	3,278,789
4.89%, 07/21/28, (1-day SOFR +0.840%)(c)	5,000	5,054,965
4.95%, 04/26/27, (1-day SOFR + 1.026%)(c)	10,660	10,718,302
5.80%, 10/25/28, (1-day SOFR + 1.802%)(a)(c)	6,723	7,007,319
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	6,645	7,091,638
Series J, 1.90%, 01/25/29	2,185	1,981,328
Bank of New Zealand
1.00%, 03/03/26(a)(b)	2,074	1,969,612
2.29%, 01/27/27(a)(b)	1,526	1,450,272
4.85%, 02/07/28(a)(b)	4,738	4,796,302
5.08%, 01/30/29(a)(b)	5,642	5,786,540
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	6,301	5,983,538
1.30%, 09/15/26	4,716	4,434,842
1.35%, 06/24/26	3,969	3,756,999
1.95%, 02/02/27	4,365	4,124,129
2.70%, 08/03/26(a)	7,945	7,684,760
2.95%, 03/11/27	3,759	3,632,702
4.50%, 12/16/25	7,894	7,846,282
4.75%, 02/02/26	8,238	8,258,148
5.25%, 06/12/28	5,695	5,858,577
5.35%, 12/07/26(a)	6,372	6,498,276
5.40%, 06/04/27(a)	4,880	5,005,286
5.45%, 08/01/29	4,365	4,528,883
8.00%, 01/27/84, (5-year CMT + 4.017%)(c)	2,500	2,651,330
8.63%, 10/27/82, (5-year CMT + 4.389%)(c)	4,250	4,552,124
Series 2, 3.63%, 10/27/81, (5-year CMT + 2.613%)(c)	3,561	3,104,622
Bank OZK, 2.75%, 10/01/31, (3-mo. SOFR + 2.090%)(a)(c)	1,305	1,043,928
BankUnited Inc., 4.88%, 11/17/25(a)	825	818,363
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(a)(b)	3,830	3,600,787
4.75%, 07/13/27(a)(b)	4,890	4,917,431
4.94%, 01/26/26(b)	8,445	8,477,544
5.09%, 01/23/27(b)	5,105	5,170,138
5.19%, 02/16/28(a)(b)	3,435	3,499,537
5.79%, 07/13/28(a)(b)	4,702	4,898,306
5.90%, 07/13/26(b)	9,990	10,221,509
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	9,982	9,447,139
4.34%, 01/10/28	8,960	8,816,509
4.38%, 01/12/26	16,626	16,527,710
4.84%, 05/09/28	8,790	8,718,085
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(c)	11,585	11,621,016
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(c)	8,485	8,453,173
5.20%, 05/12/26	13,980	14,016,579
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	11,835	12,064,385
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	5,885	6,005,400
5.69%, 03/12/30, (1-day SOFR +1.740%)(c)	12,140	12,515,648
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	12,817	12,997,482
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)(c)	10,490	11,112,225
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	6,720	6,942,780
7.33%, 11/02/26, (1-year CMT + 3.050%)(c)	10,120	10,374,422

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	$10,161	$10,927,021
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(b)	1,142	1,104,716
BNP Paribas SA
1.32%, 01/13/27, (1-day SOFR + 1.004%)(b)(c)	11,823	11,255,056
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)(c)	14,928	14,112,392
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(b)(c)	7,720	7,114,839
2.16%, 09/15/29, (1-day SOFR + 1.218%)(b)(c)	9,040	8,152,109
2.59%, 01/20/28, (1-day SOFR + 1.228%)(b)(c)	8,640	8,219,916
3.50%, 11/16/27(a)(b)	8,910	8,620,551
4.38%, 09/28/25(b)	590	584,364
4.38%, 05/12/26(a)(b)	6,015	5,950,363
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(b)(c)	7,460	7,225,621
4.40%, 08/14/28(b)	17,560	17,400,889
4.63%, 03/13/27(a)(b)	8,423	8,359,235
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)(c)	10,730	10,891,955
5.18%, 01/09/30, (1-day SOFR + 1.520%)(b)(c)	13,934	14,172,016
5.20%, 01/10/30, (3-mo. SOFR + 2.829%)(a)(b)(c)	2,450	2,490,239
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(b)(c)	8,965	9,174,275
5.50%, 05/20/30, (1-day SOFR + 1.590%)(b)(c)	10,560	10,836,676
BPCE SA
1.00%, 01/20/26(a)(b)	10,808	10,285,311
1.65%, 10/06/26, (1-day SOFR + 1.520%)(b)(c)	8,022	7,723,046
2.05%, 10/19/27, (1-day SOFR + 1.087%)(b)(c)	6,090	5,726,039
3.25%, 01/11/28(a)(b)	5,210	4,961,496
3.38%, 12/02/26	2,770	2,707,708
3.50%, 10/23/27(a)(b)	7,175	6,896,175
4.63%, 09/12/28(b)	3,555	3,515,786
4.75%, 07/19/27(a)(b)	4,100	4,120,091
4.88%, 04/01/26(b)	4,678	4,648,795
5.10%, 01/26/26(b)	2,685	2,693,122
5.13%, 01/18/28(b)	3,908	3,947,764
5.20%, 01/18/27(a)(b)	3,740	3,788,946
5.28%, 05/30/29(b)	4,290	4,382,713
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(b)(c)	5,945	6,090,383
5.98%, 01/18/27, (1-day SOFR + 2.100%)(b)(c)	9,312	9,429,011
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)(c)	5,765	5,954,858
6.71%, 10/19/29, (1-day SOFR + 2.270%)(b)(c)	7,245	7,672,721
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR +1.780%)(b)(c)	6,550	6,743,027
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)(c)	7,432	7,743,211
6.68%, 09/13/27, (1-day SOFR + 2.080%)(b)(c)	2,005	2,076,491
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	$8,583	$8,235,324
1.25%, 06/22/26	2,761	2,609,421
3.45%, 04/07/27(a)	5,167	5,038,367
5.00%, 04/28/28	7,187	7,314,492
5.24%, 06/28/27(a)	5,450	5,568,266
5.26%, 04/08/29(a)	7,125	7,324,803
5.62%, 07/17/26(a)	1,415	1,439,026
5.93%, 10/02/26	3,860	3,968,426
5.99%, 10/03/28(a)	5,170	5,445,712
CIMB Bank Bhd, 2.13%, 07/20/27(b)	4,815	4,510,016
Citibank NA
4.84%, 08/06/29	11,210	11,364,172
4.93%, 08/06/26	5,680	5,728,104
5.44%, 04/30/26	12,000	12,174,053
5.49%, 12/04/26	13,460	13,764,068
5.80%, 09/29/28	13,770	14,451,051
5.86%, 09/29/25	905	916,513
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	17,045	16,186,698
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	17,431	16,484,535
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	14,410	13,904,887
3.20%, 10/21/26	18,822	18,317,398
3.40%, 05/01/26	13,845	13,590,422
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(c)	14,589	14,142,852
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(c)	15,660	15,269,135
3.70%, 01/12/26	14,363	14,175,531
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(a)(c)	15,802	15,547,039
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(a)(c)	18,953	18,401,098
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(c)	12,880	12,668,111
4.13%, 07/25/28(a)	12,494	12,289,054
4.30%, 11/20/26(a)	6,856	6,812,992
4.45%, 09/29/27	24,401	24,286,068
4.60%, 03/09/26	10,607	10,581,052
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	9,755	9,791,641
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	24,300	24,763,235
5.50%, 09/13/25	11,083	11,139,574
5.61%, 09/29/26, (1-day SOFR + 1.546%)(c)	17,991	18,120,125
6.63%, 01/15/28(a)	3,760	4,018,292
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	4,173	4,141,353
Citizens Bank NA/Providence RI, 3.75%, 02/18/26(a)	941	923,649
Citizens Financial Group Inc.
2.85%, 07/27/26(a)	1,015	975,515
4.30%, 12/03/25(a)	994	983,881
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	7,835	8,054,559
Comerica Inc.
3.80%, 07/22/26(a)	970	944,897
4.00%, 02/01/29(a)	1,110	1,058,500
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	5,703	5,801,455
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	6,145	5,810,532
2.55%, 03/14/27(a)(b)	4,877	4,670,640
2.63%, 09/06/26(a)(b)	4,607	4,456,195
2.85%, 05/18/26(a)(b)	3,840	3,747,180
3.15%, 09/19/27(a)(b)	3,595	3,488,084
3.90%, 03/16/28(a)(b)	2,115	2,095,742
4.50%, 12/09/25(b)	4,832	4,803,418
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia/New York
5.32%, 03/13/26(a)	$6,472	$6,566,734
5.50%, 09/12/25	3,522	3,557,205
Cooperatieve Rabobank UA
1.00%, 09/24/26, (1-year CMT + 0.730%)(a)(b)(c)	11,984	11,505,184
1.11%, 02/24/27, (1-year CMT + 0.550%)(b)(c)	11,602	10,988,544
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)(c)	6,887	6,478,726
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)(c)	6,929	6,753,108
3.75%, 07/21/26(a)	6,696	6,553,196
4.66%, 08/22/28, (1-year CMT + 1.750%)(b)(c)	6,454	6,459,404
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)(c)	4,870	5,015,318
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)(c)	6,570	6,742,284
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29(a)	3,430	3,494,386
4.85%, 01/09/26	3,865	3,882,629
5.04%, 03/05/27(a)	3,280	3,335,596
5.50%, 10/05/26	3,580	3,660,377
Credit Agricole SA
1.25%, 01/26/27, (1-day SOFR + 0.891%)(b)(c)	7,833	7,445,571
2.02%, 01/11/27(a)(b)	4,802	4,538,787
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(b)(c)	7,408	7,083,870
5.13%, 03/11/27(b)	4,950	5,029,959
5.30%, 07/12/28(a)(b)	7,620	7,830,777
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)(c)	6,430	6,556,310
5.59%, 07/05/26(a)(b)	6,382	6,490,814
6.32%, 10/03/29, (1-day SOFR + 1.860%)(b)(c)	11,245	11,839,937
Credit Agricole SA/London, 4.13%, 01/10/27(a)(b)	4,918	4,856,355
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)(c)	3,566	3,358,375
1.62%, 09/11/26, (1-year CMT + 1.350%)(b)(c)	4,542	4,379,842
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)(c)	7,033	6,951,954
4.38%, 06/12/28(b)	3,450	3,412,012
5.43%, 03/01/28, (1-year CMT + 0.950%)(b)(c)	6,770	6,898,324
5.71%, 03/01/30, (1-year CMT + 1.400%)(b)(c)	7,900	8,151,178
6.26%, 09/22/26, (1-year CMT + 1.180%)(b)(c)	7,620	7,722,582
DBS Group Holdings Ltd., 1.19%, 03/15/27(b)	3,230	2,999,071
Deutsche Bank AG, 4.10%, 01/13/26(a)	978	968,744
Deutsche Bank AG/New York
1.69%, 03/19/26(a)	10,637	10,181,749
2.13%, 11/24/26, (1-day SOFR + 1.870%)(c)	11,486	11,063,786
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)(c)	10,364	9,774,656
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	7,578	7,166,016
Security	Par (000)	Value
Banks (continued)
4.10%, 01/13/26	$650	$641,520
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)(c)	5,990	5,833,626
5.37%, 09/09/27(a)	2,015	2,068,411
5.41%, 05/10/29	6,410	6,610,668
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	5,905	6,003,153
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	9,287	9,777,203
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	8,880	9,449,032
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	7,035	7,297,559
Discover Bank
3.45%, 07/27/26	5,734	5,570,636
4.25%, 03/13/26	1,557	1,542,553
4.65%, 09/13/28	6,210	6,189,020
DNB Bank ASA
1.13%, 09/16/26, (1-year CMT + 0.850%)(b)(c)	3,428	3,295,068
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)(c)	4,915	4,666,989
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)(c)	4,055	3,751,709
5.90%, 10/09/26, (1-day SOFR + 1.950%)(b)(c)	3,915	3,951,722
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(a)(b)	2,948	2,942,065
5.25%, 04/26/29(a)(b)	6,285	6,422,501
5.70%, 03/14/28(a)(b)	4,862	4,994,517
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	11,195	10,491,493
2.55%, 05/05/27	3,965	3,762,834
3.95%, 03/14/28(a)	2,430	2,382,027
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(c)	1,860	1,821,914
4.77%, 07/28/30, (1-day SOFR + 2.127%)(c)	6,300	6,263,444
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	7,887	8,292,109
6.36%, 10/27/28, (1-day SOFR + 2.192%)(a)(c)	7,118	7,442,197
Fifth Third Bank NA
2.25%, 02/01/27	2,052	1,942,815
3.85%, 03/15/26	1,905	1,872,162
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,503	2,593,204
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	14,300	14,408,339
5.41%, 05/21/27, (1-day SOFR +0.750%)(c)	16,685	16,873,230
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)(c)	13,712	13,055,888
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	16,639	15,799,408
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)(c)	17,544	16,472,697
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	26,303	24,848,338
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	18,849	17,985,859
3.50%, 11/16/26	18,007	17,607,737
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	18,534	18,093,624
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(c)	11,359	11,090,301
3.75%, 02/25/26(a)	11,182	11,054,048
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(a)(c)	15,970	15,520,065
3.85%, 01/26/27	15,878	15,645,707
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(a)(c)	21,904	21,601,590

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.25%, 10/21/25	$13,257	$13,161,386
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)(c)	2,928	2,913,238
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	16,300	16,262,772
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	13,505	13,706,756
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	23,975	24,987,382
5.95%, 01/15/27	5,723	5,896,271
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	18,170	19,396,225
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(c)	245	232,468
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	14,550	13,430,985
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	12,908	11,707,806
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)(c)	1,397	1,323,867
3.90%, 05/25/26(a)	650	642,550
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(a)(c)	18,440	17,779,225
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(c)	14,900	14,638,486
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(c)	14,666	14,555,342
4.30%, 03/08/26	375	372,822
4.38%, 11/23/26	8,309	8,225,981
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(a)(c)	20,130	19,982,496
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	13,701	13,700,389
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	15,589	15,808,678
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	10,255	10,549,409
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	9,025	9,219,106
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	13,665	13,951,468
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(c)	14,205	14,851,745
7.34%, 11/03/26, (1-day SOFR + 3.030%)(c)	10,092	10,371,906
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	16,044	17,269,095
HSBC USA Inc., 5.29%, 03/04/27	5,585	5,691,320
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)(c)	3,990	3,978,321
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	8,002	8,407,401
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR + 1.650%)(c)	5,565	5,524,132
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(b)	2,854	2,821,179
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)(b)	15,660	15,666,455
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27(a)	6,864	6,706,492
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)(c)	3,334	3,178,469
3.95%, 03/29/27	7,864	7,750,139
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	6,655	6,559,464
4.05%, 04/09/29	6,368	6,222,134
4.55%, 10/02/28	7,860	7,845,131
4.63%, 01/06/26(a)(b)	22,881	22,844,843
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	9,415	9,625,757
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	5,980	6,139,648
Intercorp Peru Ltd., 3.88%, 08/15/29(b)	5	4,625
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)(b)	1,798	1,745,156
3.88%, 01/12/28(a)(b)	2,330	2,242,504
7.00%, 11/21/25(b)	950	971,371
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(c)	11,453	10,883,172
Security	Par (000)	Value
Banks (continued)
1.05%, 11/19/26, (1-day SOFR + 0.800%)(a)(c)	$16,008	$15,293,531
1.05%, 06/23/27	25	23,046
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	17,953	16,864,209
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	20,649	19,647,713
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	17,720	16,216,772
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)(c)	10,396	9,775,640
2.95%, 10/01/26	17,320	16,843,755
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)(c)	11,989	11,545,596
3.20%, 06/15/26(a)	9,808	9,592,728
3.30%, 04/01/26(a)	14,261	14,000,812
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(c)	17,210	16,657,190
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(c)	16,762	16,346,266
3.63%, 12/01/27	11,205	10,957,401
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(c)	15,265	14,699,944
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(c)	18,372	18,053,971
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(c)	10,932	10,816,198
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(c)	15,840	15,542,670
4.13%, 12/15/26	14,514	14,418,961
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(a)(c)	13,805	13,634,542
4.25%, 10/01/27(a)	13,470	13,441,269
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	19,930	19,838,705
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(a)(c)	14,349	14,292,586
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	9,410	9,416,105
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	18,821	18,990,169
4.98%, 07/22/28, (1-day SOFR +0.930%)(c)	5,985	6,061,472
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	15,540	15,825,038
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	15,755	16,027,970
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	11,015	11,147,329
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	22,997	23,597,399
5.57%, 04/22/28, (1-day SOFR +0.930%)(c)	16,545	16,961,527
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	18,049	18,791,708
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	14,725	15,204,608
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	14,012	14,813,669
7.63%, 10/15/26(a)	5,387	5,723,088
8.00%, 04/29/27	6,349	6,965,517
JPMorgan Chase Bank NA, 5.11%, 12/08/26(a)	17,850	18,154,030
KBC Group NV, 5.80%, 01/19/29, (1-year CMT + 2.100%)(b)(c)	5,710	5,876,182
KEB Hana Bank
1.25%, 12/16/26(b)	380	353,609
3.25%, 03/30/27(b)	3,110	3,022,338
3.50%, (5-year CMT + 2.409%)(a)(b)(c)(d)	1,150	1,089,924
5.38%, 04/23/27(a)(b)	685	701,506
5.38%, 04/23/29(b)	245	255,313
5.75%, 10/24/28(a)(b)	560	589,513
KeyBank NA, 4.70%, 01/26/26	2,610	2,598,946
KeyBank NA/Cleveland OH
3.40%, 05/20/26(a)	2,878	2,789,934
3.90%, 04/13/29(a)	980	915,402
5.85%, 11/15/27(a)	6,073	6,249,967
6.95%, 02/01/28(a)	850	895,112
KeyCorp
2.25%, 04/06/27(a)	4,156	3,904,195
4.10%, 04/30/28(a)	4,635	4,519,578
4.15%, 10/29/25(a)	2,179	2,159,372
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Kookmin Bank
1.38%, 05/06/26(b)	$5	$4,747
4.63%, 04/21/28(a)(b)	3,198	3,221,771
5.25%, 05/08/29(b)	275	285,109
5.38%, 05/08/27(a)(b)	660	675,992
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(c)	6,319	5,990,969
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(c)	10,412	10,062,675
3.75%, 01/11/27	7,387	7,244,744
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	5,720	5,593,636
4.38%, 03/22/28	8,950	8,880,156
4.55%, 08/16/28	7,760	7,738,870
4.58%, 12/10/25	7,830	7,770,102
4.65%, 03/24/26	10,600	10,533,388
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	8,742	8,884,627
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	9,045	9,383,113
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	7,420	7,686,726
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	8,775	8,971,518
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR + 1.780%)(c)	3,970	3,958,087
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	5,880	6,403,964
Macquarie Bank Ltd.
3.90%, 01/15/26(a)(b)	3,769	3,735,811
5.21%, 06/15/26(a)(b)	2,735	2,768,999
5.27%, 07/02/27(a)(b)	4,265	4,374,449
5.39%, 12/07/26(a)(b)	4,787	4,880,622
Macquarie Group Ltd.
1.34%, 01/12/27, (1-day SOFR + 1.069%)(b)(c)	7,233	6,891,336
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)(c)	4,640	4,353,338
1.94%, 04/14/28, (1-day SOFR + 0.995%)(b)(c)	2,328	2,163,779
3.76%, 11/28/28, (3-mo. LIBOR US + 1.372%)(a)(b)(c)	5,075	4,924,349
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)(c)	2,740	2,696,651
4.65%, 03/27/29, (3-mo. LIBOR US + 1.727%)(a)(b)(c)	1,650	1,648,011
5.03%, 01/15/30, (3-mo. LIBOR US + 1.750%)(a)(b)(c)	5,871	5,934,326
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,170	2,087,280
4.65%, 01/27/26	4,335	4,308,251
4.70%, 01/27/28(a)	7,778	7,727,458
5.40%, 11/21/25	822	824,104
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	13,603	12,838,683
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	8,225	7,733,347
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	8,220	7,807,582
2.76%, 09/13/26	6,771	6,538,959
3.20%, 07/18/29(a)	11,015	10,357,669
3.29%, 07/25/27(a)	6,570	6,373,902
3.68%, 02/22/27(a)	3,037	2,983,675
3.74%, 03/07/29	9,545	9,281,494
3.85%, 03/01/26	15,659	15,474,562
3.96%, 03/02/28(a)	3,130	3,088,608
4.05%, 09/11/28(a)	1,285	1,269,523
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	5,390	5,324,552
Security	Par (000)	Value
Banks (continued)
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	$8,070	$8,179,940
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)(c)	5,562	5,684,205
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	6,585	6,753,404
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	9,295	9,491,990
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	7,380	7,565,851
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	7,499	7,073,934
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	4,750	4,484,058
2.84%, 09/13/26	1,834	1,773,468
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(c)	4,517	4,199,811
3.17%, 09/11/27(a)	6,325	6,087,158
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	3,470	3,256,715
3.48%, 04/12/26(a)(b)	9,865	9,678,994
3.66%, 02/28/27(a)	850	832,477
4.02%, 03/05/28(a)	7,600	7,481,804
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(a)(c)	6,425	6,319,914
4.35%, 10/20/25(a)(b)	2,952	2,925,074
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	4,365	4,485,597
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)(c)	4,690	4,821,446
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	6,080	6,222,397
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	6,005	6,206,391
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	20,080	20,864,764
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(c)	15,323	14,572,330
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	20,545	19,375,827
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	23,112	21,957,045
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	15,468	14,722,513
3.13%, 07/27/26	20,610	20,092,836
3.59%, 07/22/28(c)	21,601	20,997,572
3.63%, 01/20/27(a)	8,035	7,910,935
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(c)	18,680	18,228,172
3.88%, 01/27/26	15,172	15,009,853
3.95%, 04/23/27	13,560	13,367,026
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	17,127	16,973,372
4.35%, 09/08/26	16,276	16,190,162
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(a)(c)	18,160	18,045,687
5.00%, 11/24/25	12,103	12,118,018
5.04%, 07/19/30, (1-day SOFR +1.215%)(c)	8,530	8,675,411
5.05%, 01/28/27, (1-day SOFR + 1.295%)(c)	8,118	8,164,445
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	18,410	18,732,650
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	19,224	19,586,030
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	21,123	21,555,761
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	13,875	14,300,922
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	10,660	10,942,618
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	20,985	21,848,243
6.14%, 10/16/26, (1-day SOFR + 1.770%)(c)	7,464	7,561,419
6.25%, 08/09/26(a)	6,746	6,960,429
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	12,188	12,812,658
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	12,050	12,841,889
Morgan Stanley Bank NA
4.75%, 04/21/26	10,271	10,311,999
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	11,412	11,500,324
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)(c)	5,250	5,315,354
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	11,400	11,684,571
5.88%, 10/30/26	7,540	7,769,510

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd.
1.89%, 01/12/27(a)(b)	$7,835	$7,417,362
3.50%, 01/10/27(a)(b)	4,560	4,478,881
3.93%, 08/02/34, (5-year CMT + 1.880%)(b)(c)	5,150	4,877,163
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	8,134	7,869,758
3.38%, 01/14/26	5,929	5,842,006
3.91%, 06/09/27(a)	7,506	7,434,627
4.75%, 12/10/25	5,570	5,589,153
4.79%, 01/10/29	6,642	6,771,580
4.90%, 06/13/28(a)	6,230	6,362,466
4.94%, 01/12/28(a)	6,670	6,793,509
4.97%, 01/12/26	6,806	6,851,222
5.09%, 06/11/27(a)	5,710	5,832,409
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(c)	3,320	3,372,667
5.60%, 12/18/28	5,125	5,324,821
National Securities Clearing Corp.
0.75%, 12/07/25(b)	4,269	4,077,843
4.90%, 06/26/29(a)(b)	3,650	3,741,269
5.00%, 05/30/28(b)	5,080	5,184,159
5.10%, 11/21/27(b)	4,444	4,541,612
5.15%, 06/26/26(b)	2,835	2,870,562
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	8,572	8,110,587
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)(c)	5,803	5,563,569
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(c)	7,777	7,663,592
4.80%, 04/05/26(a)	8,607	8,606,246
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(c)	10,845	10,874,219
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	7,590	7,623,503
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(c)	11,490	11,622,091
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	5,625	5,762,273
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	4,915	5,011,693
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	8,325	8,651,399
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)(c)	4,860	4,930,357
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	4,140	4,328,501
7.47%, 11/10/26, (1-year CMT + 2.850%)(c)	7,625	7,830,021
NatWest Markets PLC
1.60%, 09/29/26(b)	5,422	5,091,580
5.41%, 05/17/29(a)(b)	6,145	6,333,314
5.42%, 05/17/27(a)(b)	4,545	4,633,720
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(b)(c)	1,343	1,258,517
5.50%, 06/06/30, (1-day SOFR + 1.160%)(b)(c)	3,015	3,109,822
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(b)(c)(d)	1,028	1,009,866
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(b)(c)(d)	2,125	2,011,738
NongHyup Bank
1.25%, 07/28/26(b)	1,060	995,589
4.00%, 01/06/26(b)	150	148,708
4.25%, 07/06/27(b)	3,000	2,983,680
4.88%, 07/03/28(b)	4,200	4,266,234
Security	Par (000)	Value
Banks (continued)
Nordea Bank Abp
1.50%, 09/30/26(a)(b)	$5,599	$5,259,719
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(b)(c)	305	295,632
4.75%, 09/22/25(b)	3,960	3,964,296
5.00%, 03/19/27(a)(b)	2,940	2,990,090
5.38%, 09/22/27(b)	6,053	6,188,374
Norinchukin Bank (The)
1.28%, 09/22/26(a)(b)	7,160	6,652,004
4.87%, 09/14/27(a)(b)	5,300	5,282,305
5.43%, 03/09/28(a)(b)	5,005	5,072,291
Northern Trust Corp.
3.15%, 05/03/29(a)	3,055	2,922,169
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(c)	1,960	1,899,064
3.65%, 08/03/28(a)	3,455	3,400,004
3.95%, 10/30/25(a)	1,235	1,225,219
4.00%, 05/10/27(a)	6,392	6,365,895
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30, (5-year CMT + 1.580%)(a)(b)(c)	4,827	4,673,941
PNC Bank NA
3.10%, 10/25/27	5,680	5,452,438
3.25%, 01/22/28(a)	4,260	4,090,436
4.05%, 07/26/28(a)	7,800	7,674,523
4.20%, 11/01/25	978	970,562
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	2,792	2,619,589
2.60%, 07/23/26	5,222	5,035,472
3.15%, 05/19/27(a)	3,918	3,793,916
3.45%, 04/23/29	9,745	9,363,133
4.76%, 01/26/27, (1-day SOFR + 1.085%)(c)	19,775	19,746,342
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)(c)	7,085	7,144,793
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	4,835	4,918,854
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	5,975	6,138,769
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)(c)	15,106	15,620,238
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	14,954	15,445,237
6.62%, 10/20/27, (1-day SOFR + 1.730%)(a)(c)	7,590	7,894,387
Regions Financial Corp.
1.80%, 08/12/28(a)	2,810	2,512,698
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)(c)	4,675	4,795,286
Rheinland-Pfalz Bank, 6.88%, 02/23/28(b)(e)	15	16,169
Royal Bank of Canada
0.88%, 01/20/26(a)	8,680	8,262,014
1.15%, 07/14/26	15,085	14,207,869
1.20%, 04/27/26	11,270	10,703,595
1.40%, 11/02/26	5,131	4,820,906
2.05%, 01/21/27(a)	2,430	2,307,971
3.63%, 05/04/27	6,895	6,781,683
4.24%, 08/03/27	7,303	7,302,269
4.65%, 01/27/26	10,832	10,810,853
4.88%, 01/12/26(a)	7,161	7,196,778
4.88%, 01/19/27(a)	7,175	7,258,693
4.90%, 01/12/28	4,775	4,857,147
4.95%, 02/01/29	6,677	6,829,774
4.97%, 08/02/30, (1-day SOFR +1.000%)(c)	8,585	8,729,595
5.07%, 07/23/27, (1-day SOFR +0.790%)(c)	7,335	7,418,443
5.20%, 07/20/26(a)	6,255	6,346,019
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.20%, 08/01/28	$6,245	$6,443,976
6.00%, 11/01/27	8,271	8,668,533
7.50%, 05/02/84, (5-year CMT + 2.887%)(c)	3,215	3,334,397
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	5,892	5,529,617
3.24%, 10/05/26	5,394	5,212,668
4.40%, 07/13/27(a)	5,969	5,896,591
5.81%, 09/09/26, (1-day SOFR + 2.328%)(c)	1,200	1,204,722
6.12%, 05/31/27, (1-day SOFR +1.232%)(c)	2,240	2,276,899
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)(c)	6,635	6,876,311
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	6,323	6,592,211
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)(c)	3,114	3,259,285
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	5,312	5,015,367
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	5,685	5,372,071
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(c)	6,087	5,900,035
4.75%, 09/15/25(b)	575	569,503
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	7,813	8,190,578
6.83%, 11/21/26, (1-day SOFR + 2.749%)(c)	9,185	9,365,250
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(b)	1,270	1,190,200
3.75%, 09/20/27(b)	320	309,636
3.88%, 03/24/26(a)(b)	690	678,490
4.00%, 04/23/29(a)(b)	1,225	1,174,545
4.50%, 04/12/28(b)	3,405	3,418,123
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(b)	653	622,737
2.88%, (5-year CMT + 2.064%)(b)(c)(d)	2,110	2,001,947
5.00%, 07/24/28(a)(b)	2,615	2,640,503
Skandinaviska Enskilda Banken AB
1.20%, 09/09/26(a)(b)	1,845	1,727,977
1.40%, 11/19/25(b)	980	943,553
5.13%, 03/05/27(a)(b)	3,985	4,063,070
5.38%, 03/05/29(b)	5,290	5,433,538
Societe Generale SA
1.49%, 12/14/26, (1-year CMT + 1.100%)(a)(b)(c)	12,341	11,756,334
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)(c)	7,924	7,468,232
2.80%, 01/19/28, (1-year CMT + 1.300%)(b)(c)	7,615	7,212,990
4.00%, 01/12/27(b)	3,789	3,703,297
4.25%, 08/19/26(a)(b)	6,336	6,186,244
4.68%, 06/15/27(a)(b)	4,775	4,784,863
4.75%, 11/24/25(a)(b)	5,849	5,788,903
4.75%, 09/14/28(a)(b)	960	960,022
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)(c)	6,952	6,998,844
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)(c)	6,905	7,024,077
6.45%, 01/12/27, (1-year CMT + 2.300%)(b)(c)	7,925	8,041,826
6.45%, 01/10/29, (1-year CMT + 2.550%)(b)(c)	7,540	7,804,604
Standard Chartered PLC
1.46%, 01/14/27, (1-year CMT + 1.000%)(b)(c)	11,123	10,582,634
Security	Par (000)	Value
Banks (continued)
2.61%, 01/12/28, (1-year CMT + 1.180%)(b)(c)	$8,139	$7,719,464
4.05%, 04/12/26(a)(b)	8,075	7,971,612
4.30%, 02/19/27(a)(b)	9,230	9,097,213
4.31%, 05/21/30, (3-mo. LIBOR US + 1.910%)(a)(b)(c)	5,771	5,626,881
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)(c)	960	940,208
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)(c)	6,425	6,553,926
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(b)(c)	5,769	5,859,798
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(b)(c)	6,387	6,533,850
6.30%, 01/09/29, (1-year CMT + 2.450%)(b)(c)	8,825	9,227,629
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(b)(c)	2,375	2,475,214
7.02%, 02/08/30, (1-year CMT + 2.200%)(b)(c)	5,030	5,440,046
7.77%, 11/16/28, (1-year CMT + 3.450%)(b)(c)	5,665	6,156,689
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	2,985	2,818,951
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	4,465	4,236,729
2.65%, 05/19/26	4,532	4,402,174
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(a)(c)	3,826	3,781,042
4.53%, 02/20/29, (1-day SOFR +1.018%)(c)	4,795	4,802,685
4.99%, 03/18/27	6,875	6,984,681
5.27%, 08/03/26	7,720	7,840,585
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	6,787	7,109,532
5.75%, 11/04/26, (1-day SOFR + 1.353%)(c)	3,141	3,174,633
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)(c)	2,483	2,591,690
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	5,810	5,521,831
1.40%, 09/17/26(a)	11,409	10,701,160
1.90%, 09/17/28	9,895	8,931,926
2.17%, 01/14/27	2,570	2,434,550
2.47%, 01/14/29	2,970	2,723,702
2.63%, 07/14/26	11,982	11,573,974
3.01%, 10/19/26(a)	8,862	8,586,634
3.04%, 07/16/29	14,658	13,650,213
3.35%, 10/18/27	5,130	4,950,720
3.36%, 07/12/27(a)	10,101	9,805,028
3.45%, 01/11/27	7,052	6,888,957
3.54%, 01/17/28	4,663	4,516,581
3.78%, 03/09/26(a)	8,222	8,116,543
3.94%, 07/19/28(a)	4,639	4,559,173
4.31%, 10/16/28(a)	3,560	3,553,065
5.32%, 07/09/29	4,395	4,528,999
5.46%, 01/13/26	9,402	9,488,175
5.52%, 01/13/28	11,524	11,871,699
5.72%, 09/14/28	10,272	10,698,993
5.80%, 07/13/28	5,705	5,964,936
5.88%, 07/13/26	4,285	4,379,904
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)	952	916,960
1.35%, 09/16/26(a)(b)	1,588	1,489,901
1.55%, 03/25/26(a)(b)	7,552	7,208,265

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.80%, 03/10/27(a)(b)	$7,835	$7,529,019
4.80%, 09/15/25(b)	978	977,933
4.95%, 09/15/27(b)	1,010	1,023,829
5.20%, 03/07/27(b)	4,210	4,281,594
5.20%, 03/07/29(a)(b)	4,755	4,881,073
5.50%, 03/09/28(b)	3,415	3,526,860
5.55%, 09/14/28(a)(b)	3,350	3,475,396
5.65%, 03/09/26(b)	2,442	2,481,765
5.65%, 09/14/26(b)	1,000	1,020,467
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)(c)	5,714	5,384,851
3.95%, 06/10/27(a)(b)	3,570	3,541,299
5.13%, 05/28/27(a)(b)	3,190	3,258,419
5.25%, 06/15/26(a)(b)	1,160	1,176,219
5.50%, 06/15/28(a)(b)	7,052	7,252,459
Swedbank AB
1.54%, 11/16/26(a)(b)	11,903	11,182,090
5.34%, 09/20/27(a)(b)	4,635	4,731,219
5.41%, 03/14/29(a)(b)	5,165	5,313,965
5.47%, 06/15/26(b)	3,325	3,380,444
6.14%, 09/12/26(b)	2,640	2,712,326
Synchrony Bank, 5.63%, 08/23/27	4,368	4,429,962
Synovus Bank, 5.63%, 02/15/28	2,879	2,870,348
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	7,140	6,869,247
0.75%, 01/06/26(a)	9,484	9,017,796
1.20%, 06/03/26	10,132	9,579,405
1.25%, 09/10/26	10,769	10,119,583
1.95%, 01/12/27(a)	5,892	5,588,757
2.80%, 03/10/27	8,374	8,054,822
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)(c)	9,961	9,687,362
4.11%, 06/08/27	10,570	10,476,511
4.69%, 09/15/27	9,413	9,484,737
4.98%, 04/05/27(a)	6,815	6,907,994
4.99%, 04/05/29	5,975	6,086,901
5.10%, 01/09/26	4,920	4,952,758
5.16%, 01/10/28	7,990	8,157,137
5.26%, 12/11/26	5,375	5,470,886
5.52%, 07/17/28	7,937	8,223,673
5.53%, 07/17/26	13,215	13,461,090
7.25%, 07/31/84, (5-year CMT + 2.977%)(c)	3,500	3,579,058
8.13%, 10/31/82, (5-year CMT + 4.075%)(c)	9,430	10,047,637
Truist Bank
3.30%, 05/15/26	4,606	4,494,498
3.63%, 09/16/25	7,623	7,509,286
3.80%, 10/30/26	4,603	4,506,979
4.05%, 11/03/25	2,918	2,894,896
Truist Financial Corp.
1.13%, 08/03/27(a)	4,080	3,710,619
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	7,708	7,287,478
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(c)	6,371	5,756,919
3.88%, 03/19/29(a)	2,040	1,969,910
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)(c)	4,665	4,586,727
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	8,905	8,926,157
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	9,000	9,231,583
5.90%, 10/28/26, (1-day SOFR + 1.626%)(a)(c)	4,810	4,858,207
Security	Par (000)	Value
Banks (continued)
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	$8,847	$9,029,214
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	13,392	14,551,279
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	7,830	7,407,134
3.00%, 07/30/29	1,560	1,446,898
3.10%, 04/27/26(a)	2,810	2,740,516
3.90%, 04/26/28	5,976	5,874,613
3.95%, 11/17/25(a)	4,035	4,001,426
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	11,775	11,778,929
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(c)	10,997	11,009,337
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)(c)	8,210	8,357,956
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	9,595	9,860,566
5.73%, 10/21/26, (1-day SOFR + 1.430%)(c)	8,485	8,571,245
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	11,578	12,021,884
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	3,005	3,141,563
Series V, 2.38%, 07/22/26(a)	8,436	8,146,633
Series X, 3.15%, 04/27/27(a)	7,812	7,605,694
UBS AG/London
1.25%, 06/01/26	4,879	4,612,311
5.65%, 09/11/28	11,925	12,405,278
5.80%, 09/11/25	6,240	6,304,374
UBS AG/Stamford CT
1.25%, 08/07/26(a)	8,562	8,056,198
5.00%, 07/09/27(a)	7,537	7,642,698
7.50%, 02/15/28(a)	15,470	16,886,846
UBS Group AG
1.31%, 02/02/27, (1-day SOFR + 0.980%)(b)(c)	13,289	12,615,660
1.36%, 01/30/27, (1-year CMT + 1.080%)(b)(c)	9,169	8,720,427
1.49%, 08/10/27, (1-year CMT + 0.850%)(b)(c)	11,590	10,866,070
3.13%, 08/13/30, (3-mo. LIBOR US + 1.468%)(b)(c)	7,900	7,316,432
3.87%, 01/12/29, (3-mo. LIBOR US + 1.410%)(b)(c)	12,495	12,108,612
4.13%, 09/24/25(b)	17,490	17,331,900
4.13%, 04/15/26(b)	14,031	13,883,952
4.25%, 03/23/28(b)	12,670	12,468,567
4.28%, 01/09/28(a)(b)	14,130	13,893,471
4.55%, 04/17/26	13,571	13,526,438
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)(c)	9,500	9,481,003
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(b)(c)	6,850	6,850,403
5.43%, 02/08/30, (1-year CMT + 1.520%)(b)(c)	10,810	11,075,435
5.71%, 01/12/27, (1-year CMT + 1.550%)(a)(b)(c)	12,020	12,143,478
6.25%, 09/22/29, (1-year CMT + 1.800%)(b)(c)	9,240	9,745,863
6.33%, 12/22/27, (1-year CMT + 1.600%)(b)(c)	6,625	6,852,326
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(b)(c)	11,021	11,532,376
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(b)(c)	$7,241	$6,878,718
2.57%, 09/22/26, (1-year CMT + 2.300%)(b)(c)	1,745	1,697,485
United Overseas Bank Ltd.
1.25%, 04/14/26(a)(b)	600	570,289
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)(c)	2,980	2,806,402
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)(c)	6,160	5,977,268
Wachovia Corp.
6.61%, 10/01/25	835	849,390
7.57%, 08/01/26(a)(e)	3,638	3,820,688
Webster Financial Corp., 4.10%, 03/25/29(a)	1,655	1,581,553
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	21,542	20,321,993
3.00%, 04/22/26	22,072	21,542,734
3.00%, 10/23/26	15,211	14,774,563
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(c)	15,872	15,471,792
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	25,963	25,280,792
3.55%, 09/29/25	17,464	17,245,270
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(c)	19,952	19,414,139
4.10%, 06/03/26	15,774	15,619,776
4.15%, 01/24/29	9,120	9,016,443
4.30%, 07/22/27	17,557	17,488,651
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	19,703	19,816,650
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	18,255	18,632,163
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	26,262	27,119,055
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	18,750	19,258,296
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	18,415	19,533,828
Wells Fargo Bank NA
4.81%, 01/15/26	9,270	9,303,217
5.25%, 12/11/26	16,370	16,687,048
5.45%, 08/07/26	14,800	15,072,995
Westpac Banking Corp.
1.15%, 06/03/26(a)	9,284	8,784,172
1.95%, 11/20/28	7,445	6,779,949
2.70%, 08/19/26(a)	5,689	5,514,127
2.85%, 05/13/26	9,229	8,997,139
3.35%, 03/08/27(a)	5,800	5,677,087
3.40%, 01/25/28(a)	5,590	5,433,381
4.04%, 08/26/27(a)	6,055	6,031,459
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	450	431,513
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	8,984	8,862,157
5.05%, 04/16/29	6,710	6,907,504
5.20%, 04/16/26	6,210	6,291,143
5.46%, 11/18/27	8,570	8,856,599
5.51%, 11/17/25	5,482	5,549,783
5.54%, 11/17/28	10,022	10,506,319
Westpac New Zealand Ltd.
4.90%, 02/15/28(a)(b)	4,338	4,391,133
5.13%, 02/26/27(a)(b)	4,570	4,642,939
5.20%, 02/28/29(a)(b)	5,270	5,405,383
Wintrust Financial Corp., 4.85%, 06/06/29(a)	880	850,417
Woori Bank
0.75%, 02/01/26(b)	900	853,438
2.00%, 01/20/27(b)	310	292,987
4.75%, 01/24/29(b)	500	506,556
4.88%, 01/26/28(a)(b)	2,260	2,295,154
Security	Par (000)	Value
Banks (continued)
5.13%, 08/06/28(b)	$235	$235,548
		6,463,644,976
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	460	455,109
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28(a)	15,464	15,362,761
4.75%, 01/23/29	27,052	27,553,202
Bacardi Ltd.
2.75%, 07/15/26(a)(b)	705	678,452
4.70%, 05/15/28(b)	1,015	1,008,187
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	90	91,718
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	8,625	7,790,516
1.45%, 06/01/27(a)	9,128	8,528,521
1.50%, 03/05/28(a)	4,725	4,332,307
2.90%, 05/25/27(a)	3,091	2,996,001
3.38%, 03/25/27	6,035	5,939,792
Coca-Cola Consolidated Inc.
3.80%, 11/25/25	2,482	2,457,561
5.25%, 06/01/29(a)	4,375	4,517,281
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	2,873	2,678,896
Coca-Cola Icecek A/S, 4.50%, 01/20/29(b)	175	166,726
Constellation Brands Inc.
3.15%, 08/01/29(a)	1,635	1,532,223
3.50%, 05/09/27	3,054	2,975,862
3.60%, 02/15/28(a)	4,696	4,550,593
3.70%, 12/06/26(a)	3,794	3,726,277
4.35%, 05/09/27	3,664	3,650,402
4.40%, 11/15/25	3,339	3,322,731
4.65%, 11/15/28	3,520	3,526,929
4.75%, 12/01/25	2,354	2,353,686
4.80%, 01/15/29(a)	2,925	2,954,860
5.00%, 02/02/26	3,290	3,290,176
Diageo Capital PLC
1.38%, 09/29/25	4,883	4,722,559
3.88%, 05/18/28(a)	2,725	2,681,423
5.20%, 10/24/25(a)	3,010	3,029,156
5.30%, 10/24/27(a)	5,700	5,856,358
5.38%, 10/05/26	5,305	5,404,999
Heineken NV, 3.50%, 01/29/28(a)(b)	7,530	7,337,692
JDE Peet's NV, 1.38%, 01/15/27(b)	4,767	4,414,699
Keurig Dr Pepper Inc.
2.55%, 09/15/26	2,748	2,643,962
3.40%, 11/15/25	3,363	3,312,068
3.43%, 06/15/27	3,758	3,653,408
3.95%, 04/15/29	6,225	6,088,967
4.60%, 05/25/28(a)	7,177	7,209,421
5.05%, 03/15/29(a)	4,900	5,022,237
5.10%, 03/15/27	3,250	3,304,148
Molson Coors Beverage Co., 3.00%, 07/15/26(a)	12,109	11,777,748
PepsiCo Inc.
2.38%, 10/06/26(a)	6,290	6,075,202
2.63%, 03/19/27	3,205	3,090,111
2.63%, 07/29/29(a)	6,095	5,688,318
2.85%, 02/24/26	4,683	4,591,272
3.00%, 10/15/27	8,185	7,935,937

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
3.60%, 02/18/28	$5,442	$5,353,914
4.45%, 05/15/28	4,737	4,803,284
4.50%, 07/17/29(a)	5,085	5,186,933
4.55%, 02/13/26	3,122	3,133,657
5.13%, 11/10/26	4,482	4,569,972
5.25%, 11/10/25	4,725	4,775,394
7.00%, 03/01/29(a)	3,610	4,033,612
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29(a)	3,600	3,636,650
4.65%, 02/16/27(a)	2,880	2,911,919
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(a)(b)	4,199	3,757,310
Pernod Ricard SA, 3.25%, 06/08/26(a)(b)	3,899	3,808,543
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	3,540	3,637,364
		269,889,006
Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28	8,325	7,496,297
2.20%, 02/21/27	10,685	10,137,254
2.60%, 08/19/26	7,729	7,458,989
3.00%, 02/22/29	4,200	3,965,464
3.20%, 11/02/27	2,895	2,796,338
4.05%, 08/18/29	7,715	7,573,069
5.15%, 03/02/28	26,105	26,665,194
5.51%, 03/02/26	5,825	5,825,912
Biogen Inc., 4.05%, 09/15/25	10,929	10,837,371
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	2,656	2,565,608
CSL Finance PLC
3.85%, 04/27/27(b)	3,315	3,258,941
4.05%, 04/27/29(a)(b)	1,381	1,355,314
Gilead Sciences Inc.
1.20%, 10/01/27	4,924	4,492,774
2.95%, 03/01/27	7,622	7,380,412
3.65%, 03/01/26	16,877	16,650,906
Illumina Inc.
5.75%, 12/13/27	3,795	3,912,199
5.80%, 12/12/25	3,240	3,271,860
Royalty Pharma PLC
1.20%, 09/02/25	6,161	5,937,218
1.75%, 09/02/27(a)	6,663	6,147,161
5.15%, 09/02/29	2,950	3,002,230
		140,730,511
Building Materials — 0.3%
Carrier Global Corp., 2.49%, 02/15/27	5,321	5,099,999
CRH America Finance Inc.
3.40%, 05/09/27(b)	2,310	2,242,886
3.95%, 04/04/28(a)(b)	5,791	5,676,853
CRH SMW Finance DAC, 5.20%, 05/21/29	4,985	5,123,814
Holcim Finance U.S. LLC, 3.50%, 09/22/26(a)(b)	2,591	2,534,161
Johnson Controls International PLC, 3.90%, 02/14/26	3,032	2,997,125
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	4,695	4,882,667
Lennox International Inc.
1.70%, 08/01/27	1,978	1,831,158
5.50%, 09/15/28	3,570	3,686,027
Martin Marietta Materials Inc.
3.45%, 06/01/27	1,190	1,160,606
3.50%, 12/15/27(a)	3,440	3,348,587
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$3,950	$3,556,167
3.50%, 11/15/27(a)	770	745,452
Mohawk Industries Inc., 5.85%, 09/18/28(a)	4,195	4,390,049
Owens Corning
3.40%, 08/15/26	2,555	2,499,009
3.95%, 08/15/29(a)	2,695	2,607,750
5.50%, 06/15/27(a)	1,515	1,552,815
Trane Technologies Financing Ltd.
3.50%, 03/21/26(a)	2,541	2,496,280
3.80%, 03/21/29	5,290	5,153,623
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28(a)	2,225	2,175,067
Vulcan Materials Co., 3.90%, 04/01/27(a)	2,486	2,454,567
		66,214,662
Chemicals — 1.3%
Air Liquide Finance SA, 2.50%, 09/27/26(a)(b)	6,054	5,828,148
Air Products and Chemicals Inc.
1.50%, 10/15/25(a)	3,404	3,292,879
1.85%, 05/15/27(a)	4,126	3,886,012
4.60%, 02/08/29(a)	5,852	5,950,661
Albemarle Corp., 4.65%, 06/01/27(a)	4,290	4,278,503
Bayport Polymers LLC, 4.74%, 04/14/27(a)(b)	835	820,445
Cabot Corp.
3.40%, 09/15/26	1,918	1,863,592
4.00%, 07/01/29(a)	1,895	1,849,409
Celanese U.S. Holdings LLC
1.40%, 08/05/26	2,485	2,323,211
6.17%, 07/15/27(a)	12,438	12,834,401
6.33%, 07/15/29(a)	4,600	4,862,531
6.35%, 11/15/28	6,695	7,043,901
CF Industries Inc., 4.50%, 12/01/26(b)	4,868	4,831,600
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(a)(b)	3,915	3,812,563
3.70%, 06/01/28(b)	3,895	3,778,582
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	3,548	3,597,316
DuPont de Nemours Inc.
4.49%, 11/15/25	11,135	11,092,589
4.73%, 11/15/28	13,130	13,319,460
Eastman Chemical Co.
4.50%, 12/01/28(a)	2,915	2,908,612
5.00%, 08/01/29(a)	3,105	3,150,507
Ecolab Inc.
1.65%, 02/01/27(a)	3,086	2,904,766
2.70%, 11/01/26	4,956	4,789,130
3.25%, 12/01/27(a)	3,435	3,330,468
5.25%, 01/15/28(a)	3,270	3,377,861
EIDP Inc., 4.50%, 05/15/26	1,630	1,631,899
FMC Corp.
3.20%, 10/01/26	3,463	3,356,652
5.15%, 05/18/26	3,070	3,088,597
Huntsman International LLC, 4.50%, 05/01/29	4,665	4,542,522
International Flavors & Fragrances Inc.
1.23%, 10/01/25(b)	6,035	5,792,052
1.83%, 10/15/27(b)	7,770	7,127,956
4.45%, 09/26/28(a)	480	478,361
Kraton Corp., 5.00%, 07/15/27(b)	440	445,505
LG Chem Ltd.
1.38%, 07/07/26(b)	3,915	3,674,370
3.63%, 04/15/29(a)(b)	1,530	1,464,148
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Linde Inc./CT
3.20%, 01/30/26	$4,392	$4,317,730
4.70%, 12/05/25(a)	3,545	3,551,653
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	3,135	3,359,701
LYB International Finance II BV, 3.50%, 03/02/27(a)	3,175	3,096,584
LYB International Finance III LLC, 1.25%, 10/01/25(a)	3,001	2,887,294
MEGlobal BV
2.63%, 04/28/28(b)	4,400	4,063,286
4.25%, 11/03/26(a)(b)	5,636	5,537,821
Mosaic Co. (The)
4.05%, 11/15/27	4,690	4,608,233
5.38%, 11/15/28(a)	3,325	3,413,888
Nutrien Ltd.
4.00%, 12/15/26	2,669	2,637,263
4.20%, 04/01/29(a)	4,590	4,531,543
4.90%, 03/27/28(a)	4,946	5,012,508
5.20%, 06/21/27(a)	2,780	2,831,476
5.95%, 11/07/25(a)	2,895	2,927,879
OCI NV, 4.63%, 10/15/25(a)(b)	1,259	1,250,156
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(b)	3,669	3,469,146
4.00%, 10/04/27(a)(b)	3,050	2,947,357
PPG Industries Inc.
1.20%, 03/15/26	4,168	3,953,039
2.80%, 08/15/29(a)	1,855	1,714,878
3.75%, 03/15/28	3,475	3,398,773
Rohm & Haas Co., 7.85%, 07/15/29(a)	3,850	4,344,383
RPM International Inc.
3.75%, 03/15/27(a)	2,824	2,759,395
4.55%, 03/01/29(a)	2,375	2,359,183
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,700	4,703,346
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5,150	4,794,989
3.45%, 06/01/27(a)	10,812	10,540,751
3.95%, 01/15/26	1,936	1,915,840
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(a)(b)	2,415	2,347,802
Solvay Finance America LLC, 5.65%, 06/04/29(b)	3,490	3,601,621
Syngenta Finance NV, 5.18%, 04/24/28(a)(b)	2,715	2,737,240
Westlake Corp., 3.60%, 08/15/26(a)	5,023	4,923,300
Yara International ASA
3.80%, 06/06/26(a)(b)	2,099	2,058,042
4.75%, 06/01/28(b)	3,395	3,366,332
		267,291,641
Commercial Services — 0.9%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(b)	1,935	1,839,306
4.20%, 08/04/27(a)(b)	2,435	2,331,900
Ashtead Capital Inc.
1.50%, 08/12/26(a)(b)	3,353	3,139,784
4.00%, 05/01/28(b)	3,885	3,755,093
4.38%, 08/15/27(b)	3,610	3,564,903
Automatic Data Processing Inc.
1.70%, 05/15/28	2,425	2,228,619
3.38%, 09/15/25	6,138	6,066,531
Block Financial LLC
2.50%, 07/15/28(a)	780	716,627
5.25%, 10/01/25	1,149	1,150,311
Security	Par (000)	Value
Commercial Services (continued)
Cintas Corp. No. 2, 3.70%, 04/01/27	$5,042	$4,969,673
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)(b)	6,235	6,284,503
DP World Crescent Ltd., 4.85%, 09/26/28(a)(b)	805	812,487
Element Fleet Management Corp.
5.64%, 03/13/27(a)(b)	3,000	3,060,796
6.27%, 06/26/26(b)	4,335	4,433,828
6.32%, 12/04/28(b)	4,980	5,266,038
Equifax Inc.
2.60%, 12/15/25	2,438	2,370,203
3.25%, 06/01/26	1,770	1,725,176
4.80%, 09/15/29	2,280	2,290,446
5.10%, 12/15/27(a)	5,250	5,341,134
5.10%, 06/01/28(a)	4,473	4,548,645
ERAC USA Finance LLC
3.30%, 12/01/26(b)	2,690	2,624,427
3.80%, 11/01/25(a)(b)	4,528	4,476,296
4.60%, 05/01/28(a)(b)	5,810	5,834,784
5.00%, 02/15/29(a)(b)	4,730	4,849,404
Experian Finance PLC, 4.25%, 02/01/29(b)	3,985	3,938,788
Global Payments Inc.
1.20%, 03/01/26	6,715	6,367,684
2.15%, 01/15/27	4,591	4,347,014
3.20%, 08/15/29	6,315	5,856,783
4.45%, 06/01/28	1,920	1,899,396
4.80%, 04/01/26(a)	4,644	4,632,777
4.95%, 08/15/27	3,446	3,483,915
5.30%, 08/15/29	2,835	2,889,475
GXO Logistics Inc.
1.65%, 07/15/26(a)	1,886	1,778,494
6.25%, 05/06/29(a)	3,670	3,828,973
Leland Stanford Junior University (The), 1.29%, 06/01/27(a)	1,252	1,162,024
Moody's Corp.
3.25%, 01/15/28	1,690	1,637,060
4.25%, 02/01/29(a)	2,300	2,289,327
PayPal Holdings Inc.
2.65%, 10/01/26(a)	7,756	7,493,793
3.90%, 06/01/27	3,190	3,164,061
RELX Capital Inc., 4.00%, 03/18/29	6,505	6,393,800
S&P Global Inc.
2.45%, 03/01/27(a)	7,812	7,475,336
2.70%, 03/01/29(a)	8,235	7,694,276
2.95%, 01/22/27(a)	3,107	3,012,954
4.25%, 05/01/29(a)	8,800	8,772,314
4.75%, 08/01/28(a)	1,255	1,273,544
Sodexo Inc., 1.63%, 04/16/26(a)(b)	3,177	3,009,580
Transurban Finance Co. Pty. Ltd.
3.38%, 03/22/27(a)(b)	2,564	2,485,190
4.13%, 02/02/26(b)	3,115	3,082,904
Triton Container International Ltd., 2.05%, 04/15/26(a)(b)	3,424	3,257,797
UL Solutions Inc., 6.50%, 10/20/28(b)	2,025	2,139,839
Verisk Analytics Inc., 4.13%, 03/15/29	4,265	4,208,966
		191,256,978
Computers — 1.9%
Apple Inc.
0.70%, 02/08/26(a)	15,004	14,276,672
1.20%, 02/08/28	15,829	14,439,156
1.40%, 08/05/28	11,735	10,660,116
2.05%, 09/11/26	12,230	11,734,327

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
2.45%, 08/04/26	$13,655	$13,223,020
2.90%, 09/12/27	12,918	12,512,943
3.00%, 06/20/27(a)	10,843	10,569,006
3.00%, 11/13/27(a)	10,138	9,860,800
3.20%, 05/11/27(a)	12,222	11,974,667
3.25%, 02/23/26	19,512	19,244,926
3.25%, 08/08/29	6,150	5,937,114
3.35%, 02/09/27(a)	13,651	13,440,866
4.00%, 05/10/28	10,228	10,262,980
4.42%, 05/08/26(a)	20	20,027
Booz Allen Hamilton Inc.
3.88%, 09/01/28(a)(b)	3,710	3,566,715
4.00%, 07/01/29(a)(b)	2,670	2,580,160
CGI Inc., 1.45%, 09/14/26	3,797	3,555,452
Dell Inc., 7.10%, 04/15/28(a)	725	781,567
Dell International LLC/EMC Corp.
4.90%, 10/01/26	10,637	10,692,691
5.25%, 02/01/28(a)	6,977	7,152,987
6.02%, 06/15/26	15,144	15,467,185
6.10%, 07/15/27(a)	3,122	3,260,446
DXC Technology Co.
1.80%, 09/15/26	4,322	4,058,766
2.38%, 09/15/28	4,245	3,808,074
Fortinet Inc., 1.00%, 03/15/26	3,255	3,079,682
Gartner Inc.
3.63%, 06/15/29(a)(b)	3,275	3,092,041
4.50%, 07/01/28(b)	2,013	1,976,961
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	2,257	2,150,919
6.00%, 06/04/29(a)	2,580	2,676,917
HCL America Inc., 1.38%, 03/10/26(b)	1,526	1,453,101
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	4,726	4,514,550
4.90%, 10/15/25(a)	15,044	15,034,231
5.25%, 07/01/28(a)	4,167	4,263,429
6.10%, 04/01/26(a)	2,981	2,981,474
HP Inc.
1.45%, 06/17/26	3,255	3,082,544
3.00%, 06/17/27	6,380	6,124,796
4.00%, 04/15/29	8,825	8,595,875
4.75%, 01/15/28(a)	6,330	6,395,623
IBM International Capital Pte Ltd.
4.60%, 02/05/27(a)	3,100	3,120,832
4.60%, 02/05/29(a)	4,372	4,408,598
4.70%, 02/05/26(a)	3,505	3,514,534
International Business Machines Corp.
1.70%, 05/15/27(a)	7,612	7,102,391
2.20%, 02/09/27	4,090	3,886,649
3.30%, 05/15/26	18,120	17,770,466
3.30%, 01/27/27	3,186	3,113,326
3.45%, 02/19/26(a)	8,278	8,153,676
3.50%, 05/15/29(a)	19,365	18,669,431
4.15%, 07/27/27(a)	4,588	4,571,737
4.50%, 02/06/26(a)	5,085	5,087,144
4.50%, 02/06/28(a)	6,580	6,628,866
6.22%, 08/01/27(a)	2,560	2,689,472
6.50%, 01/15/28	1,400	1,500,388
7.00%, 10/30/25	7,197	7,388,812
Kyndryl Holdings Inc.
2.05%, 10/15/26	4,295	4,035,358
2.70%, 10/15/28(a)	3,495	3,193,195
Security	Par (000)	Value
Computers (continued)
Lenovo Group Ltd., 5.83%, 01/27/28(b)	$495	$508,778
NetApp Inc., 2.38%, 06/22/27(a)	3,789	3,581,342
Western Digital Corp., 2.85%, 02/01/29	2,200	1,973,789
Wipro IT Services LLC, 1.50%, 06/23/26(a)(b)	3,755	3,552,618
		392,954,208
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	3,320	3,241,801
4.60%, 03/01/28(a)	2,793	2,843,028
4.80%, 03/02/26(a)	3,308	3,337,287
Conopco Inc.
Series E, 7.25%, 12/15/26(a)	3,210	3,409,466
Series F, 6.63%, 04/15/28	3,545	3,809,791
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27(a)	3,180	3,093,296
4.38%, 05/15/28(a)	4,772	4,792,751
Haleon U.S. Capital LLC
3.38%, 03/24/27	11,830	11,541,707
3.38%, 03/24/29	8,895	8,502,121
Kenvue Inc.
5.05%, 03/22/28	7,843	8,059,623
5.35%, 03/22/26(a)	4,830	4,899,682
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	6,168	5,914,462
1.00%, 04/23/26	6,055	5,755,856
1.90%, 02/01/27	5,997	5,700,225
2.45%, 11/03/26	5,381	5,203,805
2.70%, 02/02/26	3,736	3,653,328
2.80%, 03/25/27(a)	3,020	2,930,646
2.85%, 08/11/27	4,625	4,481,162
3.95%, 01/26/28(a)	4,070	4,059,025
4.10%, 01/26/26(a)	3,805	3,800,498
4.35%, 01/29/29(a)	4,280	4,343,821
Unilever Capital Corp.
2.00%, 07/28/26(a)	4,289	4,122,754
2.90%, 05/05/27(a)	6,365	6,160,217
3.50%, 03/22/28(a)	7,700	7,515,652
4.25%, 08/12/27(a)	1,900	1,907,069
4.88%, 09/08/28(a)	4,535	4,641,275
		127,720,348
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
4.25%, 04/20/27(b)	1,880	1,859,911
4.50%, 10/24/28(b)	5,375	5,326,959
LKQ Corp., 5.75%, 06/15/28	5,140	5,293,541
Mitsubishi Corp.
1.13%, 07/15/26(a)(b)	8,877	8,333,674
5.00%, 07/05/28(a)(b)	5,435	5,556,086
5.00%, 07/02/29(a)(b)	3,220	3,314,710
		29,684,881
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	6,193	5,928,800
2.45%, 10/29/26	23,478	22,376,496
3.00%, 10/29/28	20,800	19,453,174
3.65%, 07/21/27(a)	5,901	5,743,235
3.88%, 01/23/28	3,220	3,136,004
4.45%, 10/01/25	3,809	3,786,770
4.45%, 04/03/26	2,898	2,876,518
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.63%, 10/15/27	$3,575	$3,568,321
5.10%, 01/19/29(a)	8,722	8,842,314
5.75%, 06/06/28(a)	5,875	6,076,051
6.10%, 01/15/27	5,490	5,651,769
6.45%, 04/15/27	4,195	4,365,014
Air Lease Corp.
1.88%, 08/15/26	7,056	6,690,037
2.10%, 09/01/28	1,320	1,194,978
2.20%, 01/15/27	4,200	3,970,977
2.88%, 01/15/26(a)	8,947	8,705,853
3.63%, 04/01/27(a)	4,432	4,296,339
3.63%, 12/01/27(a)	2,820	2,733,682
3.75%, 06/01/26(a)	4,673	4,584,779
4.63%, 10/01/28(a)	3,055	3,038,042
5.10%, 03/01/29(a)	3,625	3,683,939
5.30%, 06/25/26(a)	2,535	2,563,421
5.30%, 02/01/28(a)	4,080	4,159,928
5.85%, 12/15/27(a)	4,055	4,200,580
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(a)(b)	3,570	3,586,233
Aircastle Ltd.
2.85%, 01/26/28(b)	4,420	4,090,736
4.25%, 06/15/26	4,089	4,033,768
5.95%, 02/15/29(b)	3,975	4,079,704
6.50%, 07/18/28(a)(b)	3,797	3,948,807
Ally Financial Inc.
2.20%, 11/02/28	6,065	5,439,321
4.75%, 06/09/27(a)	4,300	4,284,568
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)(c)	5,552	5,871,763
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	6,045	6,411,359
7.10%, 11/15/27(a)	4,810	5,108,103
American Express Co.
1.65%, 11/04/26(a)	8,567	8,076,072
2.55%, 03/04/27(a)	12,299	11,770,708
3.13%, 05/20/26	6,253	6,105,392
3.30%, 05/03/27(a)	11,667	11,355,765
4.05%, 05/03/29(a)	6,564	6,534,882
4.20%, 11/06/25(a)	4,880	4,859,816
4.90%, 02/13/26(a)	7,730	7,761,629
5.04%, 07/26/28, (1-day SOFR +0.930%)(c)	4,140	4,199,271
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	4,810	4,874,122
5.28%, 07/27/29, (1-day SOFR + 1.280%)(c)	12,627	12,970,558
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	6,450	6,559,745
5.53%, 04/25/30, (1-day SOFR +1.090%)(a)(c)	9,320	9,683,806
5.65%, 04/23/27, (1-day SOFR +0.750%)(a)(c)	6,760	6,860,030
5.85%, 11/05/27(a)	9,930	10,382,364
6.34%, 10/30/26, (1-day SOFR + 1.330%)(c)	6,510	6,620,427
American Express Credit Corp., 3.30%, 05/03/27	2,095	2,054,540
Ameriprise Financial Inc.
2.88%, 09/15/26(a)	3,257	3,158,382
5.70%, 12/15/28(a)	5,335	5,608,570
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27(a)	635	581,093
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(b)(c)	3,125	2,939,444
Ares Management Corp., 6.38%, 11/10/28(a)	1,845	1,968,657
Security	Par (000)	Value
Diversified Financial Services (continued)
Aviation Capital Group LLC
1.95%, 01/30/26(b)	$4,751	$4,546,457
1.95%, 09/20/26(b)	4,113	3,865,460
3.50%, 11/01/27(a)(b)	2,905	2,784,483
4.88%, 10/01/25(a)(b)	1,737	1,727,882
5.38%, 07/15/29(b)	3,395	3,433,473
6.25%, 04/15/28(a)(b)	4,570	4,749,107
6.75%, 10/25/28(b)	3,257	3,450,643
Avolon Holdings Funding Ltd.
2.13%, 02/21/26(a)(b)	4,733	4,525,845
2.53%, 11/18/27(a)(b)	12,515	11,578,613
2.75%, 02/21/28(a)(b)	3,205	2,964,533
3.25%, 02/15/27(b)	3,577	3,426,965
4.25%, 04/15/26(b)	6,200	6,103,848
4.38%, 05/01/26(a)(b)	4,312	4,247,399
5.50%, 01/15/26(b)	4,101	4,106,109
5.75%, 03/01/29(a)(b)	7,120	7,291,524
6.38%, 05/04/28(b)	7,405	7,697,342
BGC Group Inc.
4.38%, 12/15/25	1,662	1,637,990
6.60%, 06/10/29(b)	1,550	1,591,155
8.00%, 05/25/28(a)	1,020	1,099,724
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(a)(b)	6,100	5,472,202
3.15%, 10/02/27(b)	2,035	1,954,621
5.90%, 11/03/27(a)(b)	3,698	3,842,466
BOC Aviation Ltd.
3.50%, 09/18/27(b)	750	726,809
3.88%, 04/27/26(a)(b)	7,437	7,334,570
BOC Aviation USA Corp., 5.75%, 11/09/28(a)(b)	1,520	1,582,163
Brookfield Finance Inc.
3.90%, 01/25/28	6,525	6,374,160
4.25%, 06/02/26	3,021	2,995,343
4.85%, 03/29/29	8,180	8,270,653
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	2,135	2,104,317
7.20%, 12/12/28(b)	4,705	4,977,042
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	7,371	6,939,267
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	8,050	7,500,493
3.65%, 05/11/27(a)	6,159	6,008,588
3.75%, 07/28/26	8,804	8,624,987
3.75%, 03/09/27	7,864	7,703,966
3.80%, 01/31/28	9,299	9,022,104
4.20%, 10/29/25	8,535	8,440,626
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)(c)	9,658	9,705,437
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	5,520	5,576,581
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	5,930	6,036,853
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)(c)	6,095	6,200,149
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(c)	6,565	6,756,259
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	11,045	11,553,313
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	4,665	4,889,640
Cboe Global Markets Inc., 3.65%, 01/12/27(a)	4,214	4,140,795
Charles Schwab Corp. (The)
0.90%, 03/11/26	7,449	7,039,320
1.15%, 05/13/26	5,929	5,601,607
2.00%, 03/20/28(a)	9,090	8,374,824
2.45%, 03/03/27(a)	9,128	8,692,457

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.20%, 03/02/27	$3,987	$3,867,734
3.20%, 01/25/28(a)	3,457	3,320,396
3.25%, 05/22/29(a)	4,345	4,130,711
3.30%, 04/01/27	4,557	4,425,895
3.45%, 02/13/26(a)	2,070	2,035,353
4.00%, 02/01/29(a)	4,400	4,327,631
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	8,551	8,847,145
5.88%, 08/24/26	6,195	6,348,803
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)(c)	8,615	9,119,312
CI Financial Corp., 7.50%, 05/30/29(b)	3,840	3,913,886
Citadel Finance LLC, 3.38%, 03/09/26(b)	3,512	3,409,813
Citadel LP, 4.88%, 01/15/27(a)(b)	3,141	3,124,170
Citigroup Global Markets Holdings Inc., 5.00%, 05/28/29	10	9,956
CME Group Inc., 3.75%, 06/15/28(a)	5,302	5,233,744
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)(b)	5,441	5,339,634
Discover Financial Services
4.10%, 02/09/27	4,977	4,891,231
4.50%, 01/30/26(a)	2,474	2,458,989
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance, 3.88%, 02/15/26(b)	2,432	2,346,459
Eaton Vance Corp., 3.50%, 04/06/27	1,968	1,924,176
Enact Holdings Inc., 6.25%, 05/28/29(a)	4,360	4,496,166
FMR LLC, 7.57%, 06/15/29(a)(b)	4,485	5,055,976
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)(b)	795	782,345
Invesco Finance PLC, 3.75%, 01/15/26(a)	2,980	2,944,522
Jefferies Financial Group Inc.
4.85%, 01/15/27	4,597	4,606,540
5.88%, 07/21/28(a)	8,707	9,016,458
6.45%, 06/08/27(a)	2,322	2,430,147
Lazard Group LLC
3.63%, 03/01/27	2,053	2,002,748
4.38%, 03/11/29(a)	1,440	1,410,035
4.50%, 09/19/28(a)	5,315	5,251,507
Legg Mason Inc., 4.75%, 03/15/26	2,707	2,713,358
LPL Holdings Inc.
4.00%, 03/15/29(b)	5,120	4,871,052
4.63%, 11/15/27(b)	2,920	2,867,732
5.70%, 05/20/27	1,690	1,720,447
6.75%, 11/17/28(a)	2,630	2,804,857
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	3,310	3,341,298
LSEGA Financing PLC
1.38%, 04/06/26(a)(b)	6,039	5,745,095
2.00%, 04/06/28(b)	2,350	2,156,947
Mastercard Inc.
2.95%, 11/21/26	4,703	4,579,101
2.95%, 06/01/29(a)	7,695	7,311,355
3.30%, 03/26/27	6,280	6,156,050
3.50%, 02/26/28(a)	3,550	3,473,771
4.88%, 03/09/28(a)	4,865	4,997,664
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	2,535	2,566,409
Mitsubishi HC Finance America LLC, 5.81%, 09/12/28(a)(b)	2,890	2,989,470
Nasdaq Inc.
3.85%, 06/30/26	2,843	2,812,491
5.35%, 06/28/28	8,277	8,551,203
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(a)(b)	1,942	1,893,831
Security	Par (000)	Value
Diversified Financial Services (continued)
Nomura Holdings Inc.
1.65%, 07/14/26	$7,435	$7,012,633
2.17%, 07/14/28	7,110	6,448,275
2.33%, 01/22/27	7,949	7,510,722
2.71%, 01/22/29(a)	3,505	3,216,487
5.39%, 07/06/27(a)	2,935	2,986,328
5.59%, 07/02/27(a)	3,705	3,787,047
5.61%, 07/06/29(a)	3,205	3,302,027
5.71%, 01/09/26(a)	3,655	3,689,028
5.84%, 01/18/28	3,770	3,887,423
6.07%, 07/12/28(a)	6,320	6,592,239
Nuveen LLC, 4.00%, 11/01/28(a)(b)	1,730	1,698,122
ORIX Corp.
3.70%, 07/18/27(a)	1,120	1,093,726
5.00%, 09/13/27	8,129	8,237,630
Power Finance Corp. Ltd., 6.15%, 12/06/28(a)(b)	845	882,190
Radian Group Inc.
4.88%, 03/15/27(a)	2,976	2,963,560
6.20%, 05/15/29	3,745	3,899,811
REC Ltd., 5.63%, 04/11/28(a)(b)	3,745	3,827,300
SURA Asset Management SA, 4.38%, 04/11/27(b)	100	97,957
Synchrony Financial
3.70%, 08/04/26	1,117	1,091,391
3.95%, 12/01/27(a)	4,870	4,692,471
5.15%, 03/19/29	8,567	8,532,658
5.94%, 08/02/30, (1-day SOFR + 2.130%)(a)(c)	2,975	3,028,203
USAA Capital Corp., 5.25%, 06/01/27(b)	165	169,187
Visa Inc.
0.75%, 08/15/27(a)	3,312	3,031,684
1.90%, 04/15/27	9,266	8,782,071
2.75%, 09/15/27(a)	5,066	4,876,550
3.15%, 12/14/25	23,859	23,488,377
Voya Financial Inc.
3.65%, 06/15/26(a)	3,205	3,149,282
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)(c)	2,163	1,911,156
Western Union Co. (The), 1.35%, 03/15/26(a)	3,847	3,645,732
		914,831,700
Electric — 6.0%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)(b)	3,460	3,183,394
4.38%, 06/22/26(b)	6,470	6,446,384
4.38%, 01/24/29(b)	100	100,222
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(b)	3,155	3,061,232
AEP Texas Inc.
3.85%, 10/01/25(b)	1,725	1,705,327
3.95%, 06/01/28(a)	3,305	3,220,386
5.45%, 05/15/29(a)	2,765	2,862,895
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,746	2,667,666
AES Andes SA, 6.30%, 03/15/29(b)	800	824,864
AES Corp. (The)
1.38%, 01/15/26	9,411	8,964,009
5.45%, 06/01/28	8,700	8,860,907
Alabama Power Co., 3.75%, 09/01/27(a)	4,010	3,958,138
Alexander Funding Trust II, 7.47%, 07/31/28(b)	3,330	3,577,166
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(a)(e)	1,175	1,183,414
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alliant Energy Finance LLC
4.25%, 06/15/28(a)(b)	$1,030	$1,008,452
5.40%, 06/06/27(a)(b)	2,250	2,297,496
5.95%, 03/30/29(a)(b)	2,060	2,163,012
Ameren Corp.
1.75%, 03/15/28(a)	1,240	1,127,939
1.95%, 03/15/27	3,166	2,966,469
3.65%, 02/15/26(a)	2,453	2,417,322
5.00%, 01/15/29	4,742	4,809,881
5.70%, 12/01/26	3,880	3,969,096
Ameren Illinois Co., 3.80%, 05/15/28	1,045	1,025,930
American Electric Power Co. Inc.
3.20%, 11/13/27(a)	3,250	3,118,121
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)(c)	4,485	4,158,793
5.20%, 01/15/29	6,400	6,556,844
5.75%, 11/01/27	3,441	3,567,119
Series J, 4.30%, 12/01/28(a)	3,360	3,322,271
Series N, 1.00%, 11/01/25	3,081	2,944,930
Appalachian Power Co., Series X, 3.30%, 06/01/27	2,135	2,067,396
Arizona Public Service Co.
2.55%, 09/15/26(a)	1,023	977,843
2.60%, 08/15/29(a)	2,315	2,123,412
2.95%, 09/15/27(a)	1,686	1,609,478
Atlantic City Electric Co., 4.00%, 10/15/28(a)	2,870	2,833,078
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(a)(b)	220	216,916
Avangrid Inc., 3.80%, 06/01/29(a)	4,545	4,377,952
Baltimore Gas & Electric Co., 2.40%, 08/15/26	2,286	2,198,772
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	2,068	1,994,848
Black Hills Corp.
3.15%, 01/15/27(a)	3,021	2,924,102
3.95%, 01/15/26(a)	2,213	2,186,515
5.95%, 03/15/28	3,178	3,315,562
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(a)	3,557	3,650,007
Series AA, 3.00%, 02/01/27	1,660	1,609,773
Series Z, 2.40%, 09/01/26	2,386	2,288,638
CenterPoint Energy Inc.
1.45%, 06/01/26	3,100	2,926,281
5.25%, 08/10/26(a)	2,635	2,664,702
5.40%, 06/01/29(a)	4,855	4,992,040
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(b)	75	73,536
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	3,448	3,377,699
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(a)(b)	1,125	1,080,939
CMS Energy Corp.
2.95%, 02/15/27(a)	1,990	1,907,405
3.00%, 05/15/26	2,125	2,062,945
3.45%, 08/15/27	2,307	2,251,424
3.60%, 11/15/25(a)	1,681	1,657,700
Colbun SA, 3.95%, 10/11/27(a)(b)	2,335	2,266,643
Comision Federal de Electricidad
4.69%, 05/15/29(b)	7,905	7,632,674
4.75%, 02/23/27(a)(b)	2,760	2,721,845
Commonwealth Edison Co.
2.55%, 06/15/26(a)	3,189	3,088,512
3.70%, 08/15/28(a)	2,515	2,454,899
Security	Par (000)	Value
Electric (continued)
Series 122, 2.95%, 08/15/27	$2,568	$2,476,132
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	2,645	2,667,750
Series A, 0.75%, 12/01/25(a)	2,549	2,434,561
Series A, 3.20%, 03/15/27(a)	3,021	2,940,386
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(a)	845	829,259
Series B, 2.90%, 12/01/26	1,950	1,881,728
Series B, 3.13%, 11/15/27(a)	2,235	2,153,641
Series D, 4.00%, 12/01/28(a)	2,145	2,126,324
Constellation Energy Generation LLC, 5.60%, 03/01/28	5,585	5,788,561
Consumers Energy Co.
3.80%, 11/15/28(a)	1,598	1,568,223
4.60%, 05/30/29(a)	4,245	4,294,690
4.65%, 03/01/28(a)	3,085	3,118,751
4.90%, 02/15/29	3,425	3,503,386
Dominion Energy Inc.
3.90%, 10/01/25	4,605	4,559,995
4.25%, 06/01/28	3,531	3,490,458
Series A, 1.45%, 04/15/26	3,509	3,333,017
Series B, 3.60%, 03/15/27	2,183	2,131,633
Series D, 2.85%, 08/15/26(a)	2,591	2,506,091
DTE Electric Co.
4.85%, 12/01/26(a)	1,460	1,480,376
Series A, 1.90%, 04/01/28	1,655	1,522,527
DTE Energy Co.
2.85%, 10/01/26	5,178	5,009,019
4.88%, 06/01/28(a)	5,967	6,032,930
4.95%, 07/01/27(a)	4,455	4,503,334
5.10%, 03/01/29(a)	7,640	7,785,567
Series C, 3.40%, 06/15/29	2,765	2,622,189
Duke Energy Carolinas LLC
2.45%, 08/15/29(a)	3,005	2,747,587
2.95%, 12/01/26(a)	4,264	4,138,494
3.95%, 11/15/28(a)	4,755	4,700,447
Series A, 6.00%, 12/01/28(a)	2,186	2,322,751
Duke Energy Corp.
0.90%, 09/15/25(a)	4,090	3,935,255
2.65%, 09/01/26(a)	9,964	9,612,549
3.15%, 08/15/27	5,160	4,975,684
3.25%, 01/15/82, (5-year CMT + 2.321%)(c)	3,063	2,741,533
3.40%, 06/15/29	4,070	3,868,057
4.30%, 03/15/28(a)	6,106	6,071,227
4.85%, 01/05/27(a)	3,210	3,241,744
4.85%, 01/05/29	4,395	4,455,763
5.00%, 12/08/25	3,075	3,087,052
5.00%, 12/08/27(a)	4,705	4,792,453
Duke Energy Florida LLC
3.20%, 01/15/27	2,872	2,801,055
3.80%, 07/15/28	2,448	2,411,345
Duke Energy Ohio Inc., 3.65%, 02/01/29	3,591	3,480,447
Duke Energy Progress LLC
3.45%, 03/15/29(a)	4,407	4,247,105
3.70%, 09/01/28(a)	705	689,342
Duquesne Light Holdings Inc., 3.62%, 08/01/27(a)(b)	2,150	2,082,609
Edison International
4.13%, 03/15/28	4,465	4,373,907
5.25%, 11/15/28(a)	4,544	4,623,677
5.45%, 06/15/29	3,275	3,367,477

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.75%, 06/15/27	$3,844	$3,938,937
EDP Finance BV, 1.71%, 01/24/28(b)	6,740	6,179,043
Electricite de France SA
3.63%, 10/13/25(a)(b)	11,729	11,573,039
4.50%, 09/21/28(b)	6,000	5,965,383
5.65%, 04/22/29(a)(b)	6,200	6,451,763
5.70%, 05/23/28(b)	9,420	9,740,002
Emera U.S. Finance LP, 3.55%, 06/15/26	4,654	4,531,878
Enel Americas SA, 4.00%, 10/25/26(a)	3,839	3,781,068
Enel Chile SA, 4.88%, 06/12/28(a)	5,000	4,973,440
Enel Finance America LLC, 7.10%, 10/14/27(b)	6,585	7,024,073
Enel Finance International NV
1.63%, 07/12/26(b)	7,946	7,499,463
2.13%, 07/12/28(a)(b)	5,425	4,930,056
3.50%, 04/06/28(b)	8,130	7,795,673
3.63%, 05/25/27(b)	6,050	5,888,137
4.63%, 06/15/27(b)	4,715	4,704,280
4.88%, 06/14/29(a)(b)	2,250	2,285,685
5.13%, 06/26/29(b)	7,495	7,608,082
6.80%, 10/14/25(a)(b)	4,755	4,864,080
Engie SA, 5.25%, 04/10/29(a)(b)	5,065	5,188,233
Entergy Arkansas LLC
3.50%, 04/01/26(a)	3,956	3,899,345
4.00%, 06/01/28	775	765,068
Entergy Corp.
0.90%, 09/15/25	5,209	5,012,360
1.90%, 06/15/28	4,822	4,382,079
2.95%, 09/01/26	4,853	4,704,412
Entergy Louisiana LLC
2.40%, 10/01/26	2,753	2,640,043
3.12%, 09/01/27	1,933	1,864,353
3.25%, 04/01/28(a)	3,602	3,455,066
4.44%, 01/15/26(a)	1,220	1,215,568
Entergy Mississippi LLC, 2.85%, 06/01/28	1,295	1,221,591
Entergy Texas Inc., 4.00%, 03/30/29(a)	1,735	1,706,474
Evergy Kansas Central Inc.
2.55%, 07/01/26(a)	4,775	4,617,272
3.10%, 04/01/27	1,765	1,706,737
3.25%, 12/01/25	1,618	1,593,581
Evergy Missouri West Inc., 5.15%, 12/15/27(a)(b)	2,413	2,456,320
Eversource Energy
2.90%, 03/01/27	4,210	4,040,511
3.35%, 03/15/26	1,698	1,663,555
4.60%, 07/01/27	4,181	4,180,460
4.75%, 05/15/26	2,825	2,825,926
5.00%, 01/01/27	2,785	2,810,238
5.45%, 03/01/28(a)	8,390	8,601,314
5.95%, 02/01/29(a)	5,170	5,420,410
Series M, 3.30%, 01/15/28(a)	1,255	1,199,612
Series O, 4.25%, 04/01/29	3,227	3,166,937
Series U, 1.40%, 08/15/26	1,892	1,778,360
Exelon Corp.
2.75%, 03/15/27	4,060	3,899,811
3.40%, 04/15/26	4,591	4,506,234
5.15%, 03/15/28	7,720	7,881,034
5.15%, 03/15/29	4,185	4,296,160
Fells Point Funding Trust, 3.05%, 01/31/27(b)	6,474	6,222,977
FirstEnergy Corp.
Series A, 1.60%, 01/15/26	500	478,310
Series B, 3.90%, 07/15/27	1,045	1,025,102
Security	Par (000)	Value
Electric (continued)
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(a)(b)	$2,125	$2,034,982
3.60%, 06/01/29(a)(b)	1,615	1,546,907
4.30%, 01/15/29(a)(b)	3,160	3,121,667
5.20%, 04/01/28(b)	3,175	3,228,269
Series 144A, 5.15%, 03/30/26(b)	2,020	2,027,266
FirstEnergy Transmission LLC, 2.87%, 09/15/28(b)	2,380	2,229,552
Florida Power & Light Co.
3.13%, 12/01/25(a)	3,726	3,665,471
4.40%, 05/15/28	9,052	9,104,430
4.45%, 05/15/26(a)	3,110	3,116,022
5.05%, 04/01/28	10,519	10,772,203
5.15%, 06/15/29	5,110	5,291,376
Series A, 3.30%, 05/30/27	2,353	2,289,992
Fortis Inc./Canada, 3.06%, 10/04/26	7,273	7,015,948
Georgia Power Co.
3.25%, 04/01/26	2,684	2,630,465
3.25%, 03/30/27(a)	2,760	2,693,768
4.65%, 05/16/28(a)	4,807	4,855,941
5.00%, 02/23/27(a)	1,705	1,731,736
Indiana Michigan Power Co., 3.85%, 05/15/28(a)	2,415	2,357,085
Interstate Power & Light Co.
3.60%, 04/01/29	2,425	2,336,681
4.10%, 09/26/28(a)	3,870	3,814,286
ITC Holdings Corp.
3.25%, 06/30/26	2,769	2,698,317
3.35%, 11/15/27	3,805	3,669,228
4.95%, 09/22/27(a)(b)	5,957	6,013,774
Jersey Central Power & Light Co., 4.30%, 01/15/26(a)(b)	4,135	4,103,047
Kallpa Generacion SA
4.13%, 08/16/27(b)	3,700	3,589,096
4.88%, 05/24/26(a)(b)	405	399,508
Kentucky Utilities Co., 3.30%, 10/01/25(a)	2,058	2,030,015
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)(b)	1,960	1,856,973
Liberty Utilities Co., 5.58%, 01/31/29(a)(b)	2,925	3,003,521
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25	1,000	985,933
MidAmerican Energy Co.
3.10%, 05/01/27	5,125	4,979,556
3.65%, 04/15/29(a)	8,665	8,424,534
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	4,790	4,724,993
Mississippi Power Co., 3.95%, 03/30/28	1,135	1,114,260
Monongahela Power Co., 3.55%, 05/15/27(a)(b)	3,242	3,162,735
Narragansett Electric Co. (The), 3.92%, 08/01/28(b)	420	411,559
National Grid PLC, 5.60%, 06/12/28(a)	5,290	5,471,520
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,721	3,497,807
3.05%, 04/25/27	2,910	2,818,188
3.25%, 11/01/25	2,542	2,499,852
3.40%, 02/07/28(a)	4,940	4,794,910
3.70%, 03/15/29	2,765	2,681,870
3.90%, 11/01/28	1,779	1,741,849
4.45%, 03/13/26	3,815	3,813,668
4.80%, 02/05/27(a)	3,910	3,957,627
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.80%, 03/15/28(a)	$4,388	$4,446,305
4.85%, 02/07/29(a)	2,915	2,968,566
5.05%, 09/15/28(a)	3,190	3,262,875
5.10%, 05/06/27(a)	1,995	2,032,737
5.15%, 06/15/29(a)	2,165	2,233,611
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)(c)	1,325	1,314,259
5.45%, 10/30/25(a)	3,055	3,082,693
5.60%, 11/13/26	2,305	2,358,957
7.13%, 09/15/53, (5-year CMT + 3.533%)(c)	320	332,330
Nevada Power Co., Series CC, 3.70%, 05/01/29(a)	2,915	2,825,887
New York State Electric & Gas Corp.
3.25%, 12/01/26(a)(b)	1,825	1,762,431
5.65%, 08/15/28(a)(b)	3,570	3,697,769
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	6,297	5,933,441
1.90%, 06/15/28	7,670	6,989,266
3.50%, 04/01/29	3,605	3,447,324
3.55%, 05/01/27(a)	9,515	9,293,695
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	2,710	2,511,850
4.63%, 07/15/27(a)	8,603	8,661,107
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(c)	3,175	2,943,412
4.90%, 02/28/28(a)	10,650	10,786,845
4.90%, 03/15/29	5,895	5,988,716
4.95%, 01/29/26(a)	6,090	6,116,075
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(c)	2,816	2,732,688
5.75%, 09/01/25	4,375	4,411,018
Niagara Mohawk Power Corp., 4.28%, 12/15/28(b)	1,595	1,564,779
NRG Energy Inc.
2.00%, 12/02/25(b)	3,293	3,159,596
2.45%, 12/02/27(b)	6,065	5,628,826
4.45%, 06/15/29(b)	3,295	3,194,494
NSTAR Electric Co.
2.70%, 06/01/26(a)	1,318	1,276,120
3.20%, 05/15/27	3,221	3,123,855
3.25%, 11/15/25	1,290	1,265,897
3.25%, 05/15/29	2,455	2,333,976
OGE Energy Corp., 5.45%, 05/15/29(a)	2,365	2,447,401
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	3,065	2,991,056
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	3,095	2,963,191
3.70%, 11/15/28(a)	4,105	4,000,237
4.30%, 05/15/28(a)	1,745	1,740,197
Pacific Gas and Electric Co.
2.10%, 08/01/27	6,478	6,020,891
2.95%, 03/01/26	3,824	3,709,969
3.00%, 06/15/28(a)	5,097	4,783,184
3.15%, 01/01/26	11,808	11,528,281
3.30%, 03/15/27	2,775	2,679,167
3.30%, 12/01/27(a)	7,226	6,895,051
3.75%, 07/01/28	5,538	5,331,445
4.20%, 03/01/29	2,645	2,573,381
4.65%, 08/01/28(a)	1,885	1,871,794
5.45%, 06/15/27(a)	3,092	3,139,141
5.55%, 05/15/29	5,210	5,361,634
6.10%, 01/15/29	4,402	4,602,961
Security	Par (000)	Value
Electric (continued)
PacifiCorp
3.50%, 06/15/29(a)	$2,515	$2,401,541
5.10%, 02/15/29(a)	3,875	3,970,945
Palomino Funding Trust I, 7.23%, 05/17/28(b)	2,870	3,065,204
PECO Energy Co., 3.15%, 10/15/25	2,211	2,177,512
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	295	297,460
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.88%, 07/17/29(b)	150	143,141
4.13%, 05/15/27(b)	11,985	11,795,387
5.38%, 01/25/29(b)	120	122,435
5.45%, 05/21/28(a)(b)	8,460	8,638,633
PPL Capital Funding Inc., 3.10%, 05/15/26	4,303	4,188,498
Public Service Co. of Colorado, 3.70%, 06/15/28(a)	970	946,462
Public Service Electric & Gas Co.
0.95%, 03/15/26	3,033	2,873,601
2.25%, 09/15/26(a)	2,793	2,676,289
3.00%, 05/15/27	2,874	2,777,988
3.20%, 05/15/29(a)	2,469	2,348,579
3.65%, 09/01/28	770	750,064
3.70%, 05/01/28	620	606,174
Public Service Enterprise Group Inc.
5.20%, 04/01/29	4,405	4,521,069
5.85%, 11/15/27(a)	4,640	4,821,832
5.88%, 10/15/28	7,945	8,311,931
Puget Energy Inc., 2.38%, 06/15/28	3,927	3,588,307
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	1,120	1,191,156
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	2,530	2,433,086
San Diego Gas & Electric Co.
2.50%, 05/15/26(a)	3,205	3,114,781
4.95%, 08/15/28(a)	4,685	4,779,302
6.00%, 06/01/26(a)	1,565	1,607,538
Sempra
3.25%, 06/15/27	4,428	4,282,028
3.40%, 02/01/28	5,530	5,327,815
3.70%, 04/01/29	3,425	3,297,178
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	6,783	6,310,108
5.40%, 08/01/26(a)	4,857	4,928,531
Sierra Pacific Power Co., 2.60%, 05/01/26	2,941	2,847,067
Southern California Edison Co.
2.85%, 08/01/29(a)	2,185	2,020,003
4.88%, 02/01/27(a)	3,115	3,144,091
4.90%, 06/01/26	2,760	2,773,042
5.15%, 06/01/29(a)	4,245	4,363,599
5.30%, 03/01/28	2,895	2,969,014
5.35%, 03/01/26(a)	3,285	3,324,191
5.65%, 10/01/28	5,163	5,382,917
5.85%, 11/01/27	6,325	6,581,483
6.65%, 04/01/29	2,445	2,635,726
Series 2020-C, 1.20%, 02/01/26(a)	2,314	2,201,848
Series A, 4.20%, 03/01/29	3,235	3,192,178
Series B, 3.65%, 03/01/28	410	399,435
Series D, 4.70%, 06/01/27	3,795	3,833,484
Southern Co. (The)
3.25%, 07/01/26	10,749	10,491,706
4.85%, 06/15/28(a)	4,920	4,992,401
5.11%, 08/01/27	5,858	5,952,078
5.15%, 10/06/25	3,150	3,159,854

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 03/15/29	$6,760	$7,036,885
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	5,992	5,710,601
Series 21-B, 1.75%, 03/15/28(a)	2,915	2,649,015
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	7,415	7,250,575
Southern Power Co.
0.90%, 01/15/26	5,233	4,975,263
4.15%, 12/01/25	5,163	5,123,760
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26(a)	2,578	2,481,722
Series M, 4.10%, 09/15/28	2,210	2,168,460
Series N, 1.65%, 03/15/26	3,293	3,150,771
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(b)	3,680	3,556,078
SP PowerAssets Ltd.
3.00%, 09/26/27(a)(b)	575	554,766
3.25%, 11/24/25(a)(b)	2,353	2,319,197
State Grid Overseas Investment BVI Ltd.
2.88%, 05/18/26(b)	260	253,421
3.50%, 05/04/27(a)(b)	16,084	15,778,338
4.25%, 05/02/28(b)	4,435	4,456,442
System Energy Resources Inc., 6.00%, 04/15/28(a)	2,674	2,793,657
Tampa Electric Co., 4.90%, 03/01/29(a)	3,215	3,276,352
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(b)	8,220	7,943,203
3.15%, 06/02/26(a)(b)	5,530	5,423,828
Transelec SA, 3.88%, 01/12/29(b)	65	61,943
Union Electric Co.
2.95%, 06/15/27	2,591	2,501,147
3.50%, 03/15/29	3,080	2,977,791
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	3,320	3,094,855
Series A, 3.15%, 01/15/26(a)	4,565	4,475,960
Series A, 3.50%, 03/15/27	4,603	4,508,788
Series A, 3.80%, 04/01/28	4,834	4,736,089
Series B, 2.95%, 11/15/26(a)	2,559	2,484,954
Series B, 3.75%, 05/15/27(a)	3,704	3,643,607
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	5,542	5,393,080
4.30%, 07/15/29(b)	4,335	4,207,893
WEC Energy Group Inc.
1.38%, 10/15/27	3,428	3,123,087
2.20%, 12/15/28(a)	3,610	3,293,751
4.75%, 01/09/26	6,040	6,042,396
4.75%, 01/15/28	3,140	3,168,109
5.00%, 09/27/25	3,215	3,222,832
5.15%, 10/01/27	2,735	2,790,031
5.60%, 09/12/26	3,875	3,952,693
Wisconsin Electric Power Co.
1.70%, 06/15/28	269	244,787
5.00%, 05/15/29(a)	2,630	2,702,089
Wisconsin Power and Light Co.
3.00%, 07/01/29(a)	2,260	2,126,181
3.05%, 10/15/27(a)	2,639	2,534,603
Wisconsin Public Service Corp., 5.35%, 11/10/25	1,852	1,865,083
Xcel Energy Inc.
1.75%, 03/15/27	3,079	2,872,007
3.35%, 12/01/26	3,505	3,409,462
Security	Par (000)	Value
Electric (continued)
4.00%, 06/15/28(a)	$3,745	$3,667,536
		1,262,481,386
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	4,512	4,207,039
1.80%, 10/15/27	1,914	1,779,903
2.00%, 12/21/28(a)	3,740	3,415,149
		9,402,091
Electronics — 0.6%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27(a)	2,335	2,267,278
Amphenol Corp.
4.35%, 06/01/29(a)	3,490	3,488,878
4.75%, 03/30/26	2,165	2,170,344
5.05%, 04/05/27(a)	1,660	1,691,181
5.05%, 04/05/29	3,330	3,422,603
Arrow Electronics Inc.
3.88%, 01/12/28(a)	3,670	3,558,436
5.15%, 08/21/29	3,180	3,191,447
Avnet Inc.
4.63%, 04/15/26	3,585	3,562,993
6.25%, 03/15/28	3,740	3,904,190
Flex Ltd.
3.75%, 02/01/26(a)	4,125	4,053,478
4.88%, 06/15/29	4,124	4,105,358
6.00%, 01/15/28	2,990	3,085,353
Fortive Corp., 3.15%, 06/15/26(a)	5,515	5,365,955
Honeywell International Inc.
1.10%, 03/01/27(a)	5,962	5,534,866
2.50%, 11/01/26	9,157	8,839,448
2.70%, 08/15/29(a)	1,060	990,745
4.25%, 01/15/29(a)	5,085	5,121,204
4.65%, 07/30/27	4,775	4,838,322
4.95%, 02/15/28	3,648	3,757,217
Hubbell Inc.
3.15%, 08/15/27	1,610	1,548,411
3.35%, 03/01/26	2,461	2,411,652
3.50%, 02/15/28	3,420	3,308,900
Jabil Inc.
1.70%, 04/15/26	3,221	3,061,253
3.95%, 01/12/28(a)	2,120	2,059,856
4.25%, 05/15/27(a)	5,873	5,807,553
5.45%, 02/01/29	2,225	2,265,689
Keysight Technologies Inc., 4.60%, 04/06/27(a)	4,459	4,450,641
TD SYNNEX Corp.
1.75%, 08/09/26	4,299	4,049,578
2.38%, 08/09/28(a)	2,105	1,921,853
Trimble Inc., 4.90%, 06/15/28(a)	4,465	4,492,018
Tyco Electronics Group SA
3.13%, 08/15/27	3,219	3,114,682
3.70%, 02/15/26	2,134	2,110,027
4.50%, 02/13/26(a)	3,095	3,100,178
Vontier Corp.
1.80%, 04/01/26	3,182	3,026,196
2.40%, 04/01/28	3,305	3,022,918
		122,700,701
Engineering & Construction — 0.2%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	5,667	5,991,690
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
MasTec Inc.
4.50%, 08/15/28(a)(b)	$875	$851,563
5.90%, 06/15/29(a)	3,030	3,134,147
Mexico City Airport Trust
3.88%, 04/30/28(a)(b)	4,080	3,901,739
4.25%, 10/31/26(b)	6,724	6,572,133
Ste Transcore Holdings Inc., 3.38%, 05/05/27(b)	6,625	6,461,495
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(a)(b)	5,201	5,106,045
Vinci SA, 3.75%, 04/10/29(a)(b)	6,728	6,505,641
		38,524,453
Entertainment — 0.2%
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(a)(b)	3,115	3,213,724
Warnermedia Holdings Inc.
3.76%, 03/15/27	24,385	23,361,901
4.05%, 03/15/29	9,190	8,585,939
6.41%, 03/15/26	5,465	5,464,477
		40,626,041
Environmental Control — 0.3%
Republic Services Inc.
0.88%, 11/15/25	2,120	2,027,244
2.90%, 07/01/26(a)	3,099	3,013,887
3.38%, 11/15/27	3,340	3,246,374
3.95%, 05/15/28(a)	5,482	5,411,456
4.88%, 04/01/29	5,550	5,660,856
Veralto Corp.
5.35%, 09/18/28(b)	5,090	5,247,576
5.50%, 09/18/26(b)	4,200	4,254,357
Waste Connections Inc.
3.50%, 05/01/29(a)	2,935	2,832,219
4.25%, 12/01/28(a)	2,450	2,435,995
Waste Management Inc.
0.75%, 11/15/25(a)	3,180	3,038,930
1.15%, 03/15/28(a)	3,000	2,699,033
2.00%, 06/01/29(a)	3,550	3,200,748
3.15%, 11/15/27	4,896	4,738,516
4.88%, 02/15/29(a)	5,160	5,288,300
4.95%, 07/03/27(a)	2,790	2,844,283
7.00%, 07/15/28	1,100	1,205,683
		57,145,457
Food — 1.7%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	3,520	3,861,086
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(a)(b)	1,315	1,381,223
Campbell Soup Co.
4.15%, 03/15/28(a)	6,669	6,610,917
5.20%, 03/19/27(a)	3,230	3,297,491
5.20%, 03/21/29	3,850	3,956,884
5.30%, 03/20/26	2,735	2,767,045
Cencosud SA, 4.38%, 07/17/27(a)(b)	4,905	4,812,059
Conagra Brands Inc.
1.38%, 11/01/27	6,572	5,964,586
4.60%, 11/01/25	6,319	6,296,886
4.85%, 11/01/28	8,495	8,563,282
5.30%, 10/01/26	3,430	3,476,816
7.00%, 10/01/28(a)	6,875	7,467,104
7.13%, 10/01/26	2,615	2,745,674
Danone SA, 2.95%, 11/02/26(a)(b)	12,409	12,012,473
Flowers Foods Inc., 3.50%, 10/01/26(a)	1,645	1,607,470
Security	Par (000)	Value
Food (continued)
General Mills Inc.
3.20%, 02/10/27(a)	$4,594	$4,458,533
4.20%, 04/17/28	9,507	9,449,607
4.70%, 01/30/27(a)	2,905	2,921,238
5.24%, 11/18/25(a)	2,770	2,769,243
5.50%, 10/17/28	3,357	3,489,661
Hershey Co. (The)
2.30%, 08/15/26	3,334	3,212,705
4.25%, 05/04/28(a)	2,645	2,655,035
Hormel Foods Corp.
1.70%, 06/03/28(a)	5,267	4,813,800
4.80%, 03/30/27(a)	3,340	3,385,174
Ingredion Inc., 3.20%, 10/01/26(a)	3,122	3,039,168
J.M. Smucker Co. (The)
3.38%, 12/15/27(a)	3,685	3,580,856
5.90%, 11/15/28(a)	5,532	5,841,298
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	6,050	5,744,157
3.00%, 02/02/29	3,800	3,510,826
5.13%, 02/01/28	6,314	6,345,841
Kellanova
3.25%, 04/01/26	4,711	4,617,018
3.40%, 11/15/27	3,990	3,871,747
4.30%, 05/15/28(a)	3,915	3,901,077
Kraft Heinz Foods Co.
3.00%, 06/01/26	11,572	11,268,698
3.88%, 05/15/27	8,292	8,176,702
4.63%, 01/30/29(a)	2,975	3,005,039
Kroger Co. (The)
2.65%, 10/15/26	4,916	4,730,998
3.50%, 02/01/26(a)	3,337	3,281,951
3.70%, 08/01/27	3,790	3,713,755
4.50%, 01/15/29(a)	3,815	3,826,576
4.60%, 08/15/27	3,560	3,569,172
4.65%, 09/15/29	8,450	8,449,571
4.70%, 08/15/26	2,870	2,878,434
Series B, 7.70%, 06/01/29	1,660	1,872,436
Mars Inc.
0.88%, 07/16/26(b)	3,218	3,013,412
4.55%, 04/20/28(a)(b)	6,648	6,682,410
McCormick & Co. Inc./MD
0.90%, 02/15/26(a)	3,283	3,109,550
3.25%, 11/15/25	1,575	1,544,933
3.40%, 08/15/27(a)	4,778	4,656,769
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26(a)(b)	2,285	2,135,401
4.25%, 09/15/25(b)	3,350	3,331,802
Mondelez International Inc.
2.63%, 03/17/27	4,600	4,402,188
4.13%, 05/07/28(a)	3,298	3,268,675
4.75%, 02/20/29(a)	3,765	3,822,123
Nestle Capital Corp., 4.65%, 03/12/29(a)(b)	4,050	4,122,866
Nestle Holdings Inc.
0.63%, 01/15/26(a)(b)	4,537	4,313,203
1.00%, 09/15/27(a)(b)	7,113	6,468,421
1.15%, 01/14/27(b)	3,238	3,017,342
1.50%, 09/14/28(a)(b)	6,075	5,457,303
3.50%, 09/24/25(a)(b)	5,450	5,399,081
3.63%, 09/24/28(a)(b)	8,425	8,231,290

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.00%, 09/12/25(b)	$4,617	$4,595,529
4.13%, 10/01/27(a)(b)	3,465	3,453,941
5.00%, 03/14/28(a)(b)	5,213	5,344,216
5.00%, 09/12/28(a)(b)	3,130	3,212,986
5.25%, 03/13/26(a)(b)	6,215	6,304,124
Sigma Finance Netherlands BV, 4.88%, 03/27/28(b)	90	89,731
Smithfield Foods Inc.
4.25%, 02/01/27(b)	3,845	3,766,198
5.20%, 04/01/29(a)(b)	265	263,933
Sysco Corp.
3.25%, 07/15/27	4,843	4,684,613
3.30%, 07/15/26	6,069	5,935,757
3.75%, 10/01/25	4,713	4,663,521
5.75%, 01/17/29(a)	3,955	4,147,884
Tyson Foods Inc.
3.55%, 06/02/27	8,392	8,189,749
4.00%, 03/01/26(a)	5,132	5,080,146
4.35%, 03/01/29	6,385	6,311,607
5.40%, 03/15/29	4,110	4,237,229
Walmart Inc., 3.90%, 09/09/25	10,105	10,054,430
		360,513,675
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	3,405	3,289,651
4.25%, 04/30/29(b)	1,457	1,409,039
Georgia-Pacific LLC
0.95%, 05/15/26(a)(b)	5,282	4,979,534
1.75%, 09/30/25(a)(b)	5,177	5,022,201
2.10%, 04/30/27(a)(b)	3,815	3,603,109
7.25%, 06/01/28	430	470,124
Inversiones CMPC SA, 4.38%, 04/04/27(a)(b)	2,503	2,469,598
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(a)	5,159	5,285,486
Suzano Austria GmbH
2.50%, 09/15/28	1,600	1,436,722
5.75%, 07/14/26(b)	980	991,762
6.00%, 01/15/29	11,191	11,417,942
Suzano International Finance BV, 5.50%, 01/17/27(a)	5,360	5,403,121
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	1,045	1,113,544
		46,891,833
Gas — 0.4%
APA Infrastructure Ltd., 4.25%, 07/15/27(a)(b)	4,430	4,411,145
Atmos Energy Corp., 3.00%, 06/15/27	2,538	2,453,717
Boston Gas Co.
3.00%, 08/01/29(b)	2,740	2,514,122
3.15%, 08/01/27(a)(b)	2,830	2,714,468
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26(b)	3,721	3,634,073
3.87%, 03/04/29(a)(b)	3,095	2,969,925
4.63%, 08/05/27(b)	2,185	2,170,041
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	1,625	1,593,648
5.25%, 03/01/28(a)	5,245	5,357,982
ENN Energy Holdings Ltd., 4.63%, 05/17/27(b)	90	89,815
KeySpan Gas East Corp., 2.74%, 08/15/26(a)(b)	5,011	4,800,644
Korea Gas Corp., 2.88%, 07/16/29(b)	215	201,003
National Fuel Gas Co.
3.95%, 09/15/27	2,438	2,376,584
Security	Par (000)	Value
Gas (continued)
4.75%, 09/01/28(a)	$1,460	$1,456,755
5.50%, 01/15/26(a)	3,415	3,436,588
5.50%, 10/01/26	2,460	2,496,229
NiSource Inc.
3.49%, 05/15/27	5,873	5,721,330
5.20%, 07/01/29(a)	3,695	3,783,306
5.25%, 03/30/28	5,925	6,057,199
ONE Gas Inc., 5.10%, 04/01/29(a)	2,655	2,726,037
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29(a)	3,730	3,562,893
Southern California Gas Co.
2.95%, 04/15/27(a)	4,075	3,930,900
Series TT, 2.60%, 06/15/26	4,975	4,814,729
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	5,000	4,884,828
3.88%, 11/15/25	1,910	1,889,602
Southwest Gas Corp.
3.70%, 04/01/28(a)	259	252,123
5.45%, 03/23/28(a)	1,582	1,617,368
5.80%, 12/01/27(a)	1,545	1,595,820
Spire Inc., 5.30%, 03/01/26	250	251,605
		83,764,479
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28(a)	2,420	2,418,295
Regal Rexnord Corp.
6.05%, 02/15/26	6,135	6,211,113
6.05%, 04/15/28	7,953	8,218,170
Snap-on Inc., 3.25%, 03/01/27	983	959,189
Stanley Black & Decker Inc.
3.40%, 03/01/26	3,199	3,138,495
4.25%, 11/15/28(a)	2,670	2,652,649
6.00%, 03/06/28(a)	2,728	2,859,304
6.27%, 03/06/26(a)	1,070	1,068,922
		27,526,137
Health Care - Products — 0.8%
Abbott Laboratories
1.15%, 01/30/28(a)	2,555	2,323,200
3.75%, 11/30/26(a)	10,680	10,586,261
3.88%, 09/15/25	3,405	3,383,109
Agilent Technologies Inc., 3.05%, 09/22/26(a)	1,871	1,812,970
Alcon Finance Corp., 2.75%, 09/23/26(a)(b)	3,249	3,130,708
Baxter International Inc.
1.92%, 02/01/27(a)	9,027	8,475,015
2.27%, 12/01/28	8,950	8,161,712
2.60%, 08/15/26	4,615	4,442,602
Boston Scientific Corp.
3.75%, 03/01/26(a)	552	544,232
4.00%, 03/01/28(a)	600	593,954
4.00%, 03/01/29(a)	2,690	2,644,370
Danaher Corp., 3.35%, 09/15/25	3,525	3,478,704
Edwards Lifesciences Corp., 4.30%, 06/15/28(a)	2,710	2,678,080
GE HealthCare Technologies Inc.
4.80%, 08/14/29	5,685	5,730,824
5.60%, 11/15/25	9,225	9,299,872
5.65%, 11/15/27	12,485	12,891,582
Medtronic Global Holdings SCA, 4.25%, 03/30/28(a)	6,733	6,740,465
Olympus Corp., 2.14%, 12/08/26(b)	2,922	2,758,744
Revvity Inc., 1.90%, 09/15/28	1,765	1,588,506
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Smith & Nephew PLC, 5.15%, 03/20/27	$1,430	$1,450,444
Solventum Corp.
5.40%, 03/01/29(b)	10,157	10,365,068
5.45%, 02/25/27(b)	4,665	4,730,318
Stryker Corp.
3.38%, 11/01/25	4,664	4,593,088
3.50%, 03/15/26	6,221	6,117,056
3.65%, 03/07/28	4,173	4,073,583
4.85%, 12/08/28	4,035	4,107,352
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	4,845	4,409,749
4.80%, 11/21/27	4,254	4,331,761
4.95%, 08/10/26	4,780	4,838,693
5.00%, 12/05/26	5,320	5,405,699
5.00%, 01/31/29(a)	6,615	6,801,027
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26(a)	3,907	3,822,186
5.35%, 12/01/28	3,935	4,055,966
		160,366,900
Health Care - Services — 1.8%
Adventist Health System/West, 2.95%, 03/01/29(a)	1,505	1,383,548
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	3,340	3,280,339
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28(a)	180	179,068
Centene Corp.
2.45%, 07/15/28(a)	14,227	13,016,989
4.25%, 12/15/27(a)	15,093	14,756,426
CHRISTUS Health, Series C, 4.34%, 07/01/28	10	9,968
CommonSpirit Health, 1.55%, 10/01/25	2,997	2,876,754
Elevance Health Inc.
1.50%, 03/15/26	4,861	4,641,807
3.65%, 12/01/27	10,008	9,791,735
4.10%, 03/01/28(a)	8,168	8,079,074
4.90%, 02/08/26	3,683	3,679,072
5.15%, 06/15/29(a)	4,205	4,328,101
5.35%, 10/15/25(a)	2,505	2,520,231
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	5,200	4,833,133
3.75%, 06/15/29(a)(b)	2,641	2,477,657
HCA Inc.
3.13%, 03/15/27(a)	6,209	5,989,380
3.38%, 03/15/29	4,755	4,494,587
4.13%, 06/15/29	12,038	11,743,932
4.50%, 02/15/27	7,300	7,271,886
5.20%, 06/01/28(a)	7,442	7,572,737
5.25%, 06/15/26(a)	9,206	9,238,136
5.38%, 09/01/26	6,324	6,367,540
5.63%, 09/01/28(a)	9,515	9,813,459
5.88%, 02/15/26(a)	8,950	9,023,585
5.88%, 02/01/29	6,410	6,659,339
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/29(b)	4,780	4,877,554
Highmark Inc., 1.45%, 05/10/26(b)	2,978	2,800,284
Humana Inc.
1.35%, 02/03/27	4,340	4,020,376
3.13%, 08/15/29	75	70,073
3.70%, 03/23/29	3,865	3,730,659
3.95%, 03/15/27	3,379	3,328,058
5.70%, 03/13/26	1,875	1,875,066
Security	Par (000)	Value
Health Care - Services (continued)
5.75%, 03/01/28(a)	$3,630	$3,763,294
5.75%, 12/01/28	2,720	2,841,577
ICON Investments Six DAC
5.81%, 05/08/27	1,685	1,728,293
5.85%, 05/08/29	4,410	4,607,762
IQVIA Inc.
5.70%, 05/15/28(a)	4,940	5,091,806
6.25%, 02/01/29	5,135	5,425,194
Kaiser Foundation Hospitals, 3.15%, 05/01/27(a)	2,085	2,033,278
Laboratory Corp. of America Holdings
1.55%, 06/01/26(a)	3,227	3,057,385
3.60%, 09/01/27	4,376	4,258,970
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	2,266	2,170,387
Premier Health Partners, Series G, 2.91%, 11/15/26	1,122	1,053,724
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	1,030	987,671
Quest Diagnostics Inc.
3.45%, 06/01/26	3,288	3,219,755
4.20%, 06/30/29	2,935	2,893,654
4.60%, 12/15/27	1,545	1,554,676
Roche Holdings Inc.
0.99%, 03/05/26(a)(b)	3,927	3,740,630
1.93%, 12/13/28(b)	11,875	10,798,869
2.31%, 03/10/27(b)	7,732	7,392,785
2.38%, 01/28/27(b)	5,183	4,962,892
2.63%, 05/15/26(a)(b)	6,050	5,886,560
3.00%, 11/10/25(b)	3,142	3,091,694
3.63%, 09/17/28(a)(b)	885	863,733
4.79%, 03/08/29(a)(b)	5,930	6,064,852
5.27%, 11/13/26(b)	6,790	6,931,464
5.34%, 11/13/28(b)	8,295	8,631,755
SSM Health Care Corp.
4.89%, 06/01/28(a)	60	60,883
Series A, 3.82%, 06/01/27(a)	1,555	1,533,245
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	3,640	3,600,152
1.15%, 05/15/26	6,147	5,832,094
1.25%, 01/15/26(a)	3,109	2,981,165
2.88%, 08/15/29	6,054	5,676,370
2.95%, 10/15/27	5,853	5,649,851
3.10%, 03/15/26	6,160	6,049,845
3.38%, 04/15/27	3,861	3,779,087
3.45%, 01/15/27	4,634	4,560,904
3.70%, 12/15/25(a)	1,838	1,819,152
3.85%, 06/15/28	7,241	7,149,286
3.88%, 12/15/28	5,827	5,743,025
4.00%, 05/15/29(a)	5,936	5,874,718
4.25%, 01/15/29(a)	8,270	8,273,643
4.60%, 04/15/27(a)	2,960	2,994,721
4.70%, 04/15/29	3,335	3,396,079
4.75%, 07/15/26(a)	4,115	4,156,255
5.15%, 10/15/25	4,719	4,756,304
5.25%, 02/15/28(a)	6,413	6,647,468
Universal Health Services Inc., 1.65%, 09/01/26	4,125	3,874,390
		372,191,850

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 1.1%
Antares Holdings LP
2.75%, 01/15/27(a)(b)	$1,225	$1,137,753
3.75%, 07/15/27(b)	3,500	3,282,525
3.95%, 07/15/26(b)	2,805	2,704,292
6.50%, 02/08/29(b)	2,850	2,863,886
7.95%, 08/11/28(b)	250	264,144
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)	3,950	4,084,803
Ares Capital Corp.
2.15%, 07/15/26	6,280	5,922,249
2.88%, 06/15/27(a)	2,946	2,764,400
2.88%, 06/15/28(a)	7,151	6,532,359
3.88%, 01/15/26	7,206	7,068,222
5.88%, 03/01/29	6,045	6,145,792
5.95%, 07/15/29	4,875	4,967,807
7.00%, 01/15/27	3,705	3,843,503
Ares Strategic Income Fund, 6.35%, 08/15/29(b)	1,300	1,314,405
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,670	1,569,399
2.95%, 03/10/26(a)	2,219	2,133,305
Barings BDC Inc.
3.30%, 11/23/26	1,785	1,691,531
7.00%, 02/15/29	1,745	1,804,891
Blackstone Private Credit Fund
2.63%, 12/15/26	7,187	6,744,610
3.25%, 03/15/27(a)	5,910	5,596,558
4.00%, 01/15/29(a)	1,000	943,544
5.95%, 07/16/29(a)(b)	2,460	2,477,944
7.05%, 09/29/25	5,518	5,605,071
7.30%, 11/27/28(a)(b)	2,530	2,681,889
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,644	3,373,652
2.75%, 09/16/26(a)	4,163	3,951,030
2.85%, 09/30/28(a)	3,855	3,491,484
3.63%, 01/15/26	5,355	5,222,254
5.88%, 11/15/27	2,115	2,138,202
Blue Owl Capital Corp.
2.63%, 01/15/27(a)	2,824	2,652,355
2.88%, 06/11/28(a)	3,480	3,181,605
3.40%, 07/15/26	6,202	5,972,354
4.25%, 01/15/26	3,199	3,155,589
5.95%, 03/15/29(a)	3,630	3,697,329
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)	450	471,693
Blue Owl Capital Corp. III, 3.13%, 04/13/27	1,834	1,718,762
Blue Owl Credit Income Corp.
3.13%, 09/23/26(a)	2,080	1,972,641
4.70%, 02/08/27	2,795	2,729,224
7.75%, 09/16/27	3,640	3,832,216
7.75%, 01/15/29	3,375	3,591,257
7.95%, 06/13/28	3,545	3,781,249
Blue Owl Technology Finance Corp.
2.50%, 01/15/27(a)	1,690	1,566,018
3.75%, 06/17/26(b)	2,361	2,253,304
4.75%, 12/15/25(a)(b)	4,126	4,044,936
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	4,295	4,263,326
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)(b)	4,140	3,991,271
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	4,810	4,641,911
Security	Par (000)	Value
Holding Companies - Diversified (continued)
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	$3,164	$3,091,247
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)(b)	3,608	3,475,490
CK Hutchison International 21 Ltd., 1.50%, 04/15/26(a)(b)	4,835	4,608,226
Franklin BSP Capital Corp.
3.25%, 03/30/26(a)	2,180	2,097,742
7.20%, 06/15/29(b)	1,720	1,753,115
FS KKR Capital Corp.
2.63%, 01/15/27(a)	2,331	2,175,119
3.13%, 10/12/28	4,220	3,785,477
3.25%, 07/15/27(a)	2,482	2,329,985
3.40%, 01/15/26(a)	6,398	6,212,417
6.88%, 08/15/29	100	102,826
7.88%, 01/15/29(a)	2,220	2,366,664
Goldman Sachs BDC Inc.
2.88%, 01/15/26	3,595	3,499,388
6.38%, 03/11/27(a)	1,110	1,141,631
Golub Capital BDC Inc.
2.05%, 02/15/27	1,921	1,767,869
2.50%, 08/24/26(a)	3,480	3,276,604
6.00%, 07/15/29	1,765	1,778,448
7.05%, 12/05/28	2,745	2,887,211
HPS Corporate Lending Fund, 6.75%, 01/30/29(a)(b)	2,305	2,386,537
Main Street Capital Corp.
3.00%, 07/14/26(a)	2,988	2,848,310
6.50%, 06/04/27(a)	1,625	1,660,823
6.95%, 03/01/29(a)	1,935	2,024,321
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	1,664	1,639,136
6.15%, 05/17/29(a)(b)	2,165	2,182,041
New Mountain Finance Corp., 6.88%, 02/01/29	1,460	1,464,681
Oaktree Specialty Lending Corp.
2.70%, 01/15/27(a)	1,866	1,745,607
7.10%, 02/15/29	1,740	1,796,464
Oaktree Strategic Credit Fund
6.50%, 07/23/29(a)(b)	110	111,286
8.40%, 11/14/28(b)	660	710,477
Prospect Capital Corp.
3.36%, 11/15/26(a)	1,575	1,430,396
3.44%, 10/15/28(a)	1,612	1,379,748
3.71%, 01/22/26(a)	2,598	2,450,320
Sixth Street Lending Partners, 6.50%, 03/11/29(a)(b)	3,620	3,697,373
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	1,675	1,587,950
6.13%, 03/01/29(a)	2,175	2,229,487
6.95%, 08/14/28(a)	1,613	1,692,956
		239,225,916
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26(a)	2,782	2,605,571
1.40%, 10/15/27	890	812,800
2.60%, 10/15/25	2,039	1,991,059
Lennar Corp.
4.75%, 11/29/27(a)	4,213	4,250,463
5.00%, 06/15/27(a)	1,662	1,676,082
5.25%, 06/01/26	1,897	1,908,653
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29(b)	$1,120	$1,062,609
5.13%, 06/06/27	610	613,771
PulteGroup Inc.
5.00%, 01/15/27(a)	1,858	1,874,996
5.50%, 03/01/26	2,308	2,327,969
Toll Brothers Finance Corp.
4.35%, 02/15/28(a)	2,838	2,805,417
4.88%, 11/15/25	1,219	1,213,354
4.88%, 03/15/27(a)	1,930	1,931,921
		25,074,665
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	2,980	2,834,973
4.40%, 03/15/29(a)	3,545	3,368,454
LG Electronics Inc.
5.63%, 04/24/27(b)	710	724,079
5.63%, 04/24/29(b)	440	455,699
Whirlpool Corp., 4.75%, 02/26/29(a)	4,830	4,859,662
		12,242,867
Household Products & Wares — 0.2%
Avery Dennison Corp., 4.88%, 12/06/28	3,887	3,934,005
Church & Dwight Co. Inc., 3.15%, 08/01/27	3,005	2,918,446
Clorox Co. (The)
3.10%, 10/01/27	1,945	1,870,782
3.90%, 05/15/28	4,239	4,153,516
4.40%, 05/01/29(a)	4,330	4,335,504
Kimberly-Clark Corp.
1.05%, 09/15/27	2,633	2,400,004
2.75%, 02/15/26(a)	2,636	2,574,682
3.20%, 04/25/29(a)	4,515	4,333,791
3.95%, 11/01/28(a)	700	694,728
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(a)(b)	15,391	14,820,551
		42,036,009
Insurance — 3.9%
Aegon Funding Co. LLC, 5.50%, 04/16/27(a)(b)	3,665	3,704,093
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(a)(c)	4,120	4,061,938
Aflac Inc.
1.13%, 03/15/26	3,200	3,039,849
2.88%, 10/15/26(a)	2,107	2,039,842
AIA Group Ltd.
3.60%, 04/09/29(b)	6,169	5,944,020
3.90%, 04/06/28(b)	1,445	1,419,090
5.63%, 10/25/27(b)	6,915	7,159,513
Allstate Corp. (The)
0.75%, 12/15/25(a)	4,381	4,169,885
3.28%, 12/15/26(a)	3,572	3,483,554
5.05%, 06/24/29	3,265	3,341,495
American International Group Inc.
4.20%, 04/01/28(a)	2,670	2,630,744
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)(c)	4,645	4,603,156
American National Group Inc., 5.00%, 06/15/27(a)	3,219	3,214,869
Aon Corp.
3.75%, 05/02/29	4,609	4,463,250
4.50%, 12/15/28(a)	2,255	2,252,561
8.21%, 01/01/27	2,161	2,321,046
Security	Par (000)	Value
Insurance (continued)
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27(a)	$4,066	$3,911,177
Aon Global Ltd., 3.88%, 12/15/25	5,303	5,258,162
Aon North America Inc.
5.13%, 03/01/27	4,100	4,174,306
5.15%, 03/01/29	6,125	6,271,330
Arch Capital Finance LLC, 4.01%, 12/15/26	3,266	3,221,430
Assurant Inc., 4.90%, 03/27/28	955	956,231
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28(a)	2,300	2,424,047
Athene Global Funding
1.45%, 01/08/26(a)(b)	3,428	3,273,585
1.61%, 06/29/26(b)	3,180	3,005,888
1.73%, 10/02/26(a)(b)	3,434	3,229,982
1.99%, 08/19/28(b)	4,835	4,340,505
2.45%, 08/20/27(a)(b)	2,772	2,602,565
2.50%, 03/24/28(b)	3,660	3,357,852
2.72%, 01/07/29(b)	1,205	1,104,208
2.95%, 11/12/26(a)(b)	3,402	3,273,508
4.86%, 08/27/26(b)	2,840	2,844,451
5.34%, 01/15/27(b)	295	298,546
5.35%, 07/09/27(a)(b)	2,035	2,069,028
5.52%, 03/25/27(b)	4,045	4,123,579
5.58%, 01/09/29(a)(b)	7,030	7,219,158
5.62%, 05/08/26(a)(b)	1,600	1,620,274
5.68%, 02/23/26(b)	1,105	1,117,194
Athene Holding Ltd., 4.13%, 01/12/28(a)	6,675	6,543,806
Axis Specialty Finance LLC, 3.90%, 07/15/29(a)	1,975	1,902,963
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,692	2,630,384
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27(a)	4,650	4,461,669
Berkshire Hathaway Inc., 3.13%, 03/15/26	15,702	15,479,712
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	3,340	3,156,987
2.00%, 06/28/28(b)	2,020	1,808,867
5.55%, 04/09/27(a)(b)	950	962,373
5.65%, 06/10/29(a)(b)	2,550	2,612,926
Brighthouse Financial Inc., 3.70%, 06/22/27(a)	4,661	4,508,432
Brown & Brown Inc., 4.50%, 03/15/29(a)	1,395	1,386,073
Chubb INA Holdings LLC
3.35%, 05/03/26(a)	9,696	9,523,051
4.65%, 08/15/29(a)	4,385	4,449,557
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	260	281,846
CNA Financial Corp.
3.45%, 08/15/27	3,396	3,302,020
3.90%, 05/01/29	3,275	3,186,069
4.50%, 03/01/26	3,895	3,882,157
CNO Financial Group Inc., 5.25%, 05/30/29	2,975	2,985,030
CNO Global Funding
1.75%, 10/07/26(a)(b)	3,485	3,263,789
2.65%, 01/06/29(a)(b)	3,240	2,944,112
5.88%, 06/04/27(a)(b)	1,925	1,972,398
Corebridge Financial Inc.
3.65%, 04/05/27(a)	7,652	7,492,110
3.85%, 04/05/29	6,305	6,087,087
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)(c)	6,209	6,343,014
Corebridge Global Funding
0.90%, 09/22/25(b)	1,473	1,414,725
4.65%, 08/20/27(b)	1,975	1,983,699
5.20%, 01/12/29(a)(b)	4,715	4,815,845

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.20%, 06/24/29(b)	$3,035	$3,119,382
5.35%, 06/24/26(a)(b)	2,075	2,103,465
5.75%, 07/02/26(a)(b)	3,250	3,315,000
5.90%, 09/19/28(b)	2,110	2,201,096
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (3-mo. LIBOR US + 3.660%)(a)(b)(c)(d)	8,750	8,512,110
Empower Finance 2020 LP, 1.36%, 09/17/27(b)	1,335	1,211,832
Enstar Finance LLC
5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	260	239,160
5.75%, 09/01/40, (5-year CMT + 5.468%)(a)(c)	415	406,546
Enstar Group Ltd., 4.95%, 06/01/29(a)	3,285	3,254,654
Equitable Financial Life Global Funding
1.00%, 01/09/26(a)(b)	2,917	2,776,167
1.30%, 07/12/26(a)(b)	3,166	2,981,383
1.40%, 08/27/27(a)(b)	3,711	3,391,199
1.70%, 11/12/26(a)(b)	3,172	2,980,055
1.80%, 03/08/28(b)	970	880,952
5.45%, 03/03/28(a)(b)	2,922	2,978,745
5.50%, 12/02/25(a)(b)	2,600	2,623,318
Equitable Holdings Inc.
4.35%, 04/20/28(a)	10,270	10,139,743
4.57%, 02/15/29(a)(b)	325	322,019
7.00%, 04/01/28	15	16,147
Essent Group Ltd., 6.25%, 07/01/29	2,790	2,889,976
F&G Annuities & Life Inc.
6.50%, 06/04/29	3,345	3,412,156
7.40%, 01/13/28(a)	3,325	3,483,961
F&G Global Funding
1.75%, 06/30/26(a)(b)	4,746	4,457,797
2.00%, 09/20/28(b)	900	788,401
2.30%, 04/11/27(a)(b)	2,560	2,375,590
5.88%, 06/10/27(a)(b)	175	177,993
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	4,165	4,186,372
Farmers Exchange Capital, 7.05%, 07/15/28(a)(b)	930	980,614
Fidelity National Financial Inc., 4.50%, 08/15/28	2,640	2,621,214
GA Global Funding Trust
1.63%, 01/15/26(a)(b)	4,361	4,175,447
1.95%, 09/15/28(b)	525	473,044
2.25%, 01/06/27(a)(b)	3,555	3,360,005
5.50%, 01/08/29(a)(b)	4,540	4,657,245
Globe Life Inc., 4.55%, 09/15/28(a)	3,515	3,470,919
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	2,485	2,436,389
Guardian Life Global Funding
0.88%, 12/10/25(b)	3,444	3,289,529
1.25%, 05/13/26(b)	2,100	1,988,818
1.25%, 11/19/27(a)(b)	3,448	3,124,668
1.40%, 07/06/27(a)(b)	120	110,660
1.63%, 09/16/28(a)(b)	270	243,741
3.25%, 03/29/27(a)(b)	2,350	2,287,152
5.55%, 10/28/27(b)	3,117	3,223,082
5.74%, 10/02/28(a)(b)	2,170	2,284,340
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26(a)	2,390	2,381,251
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	2,035	1,873,511
Security	Par (000)	Value
Insurance (continued)
Horace Mann Educators Corp.
4.50%, 12/01/25	$484	$480,275
7.25%, 09/15/28	2,085	2,254,046
Jackson Financial Inc., 5.17%, 06/08/27	1,176	1,191,992
Jackson National Life Global Funding
3.05%, 04/29/26(a)(b)	3,173	3,082,539
3.05%, 06/21/29(a)(b)	160	143,788
5.25%, 04/12/28(b)	2,325	2,335,066
5.50%, 01/09/26(a)(b)	3,245	3,265,279
5.55%, 07/02/27(b)	65	66,397
5.60%, 04/10/26(a)(b)	585	590,983
Jackson National Life Insurance Co., 8.15%, 03/15/27(b)	5,935	6,259,406
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	3,615	3,597,945
Lincoln National Corp.
3.63%, 12/12/26(a)	2,605	2,554,224
3.80%, 03/01/28(a)	3,390	3,296,667
Loews Corp., 3.75%, 04/01/26(a)	3,840	3,795,922
Manulife Financial Corp.
2.48%, 05/19/27(a)	3,166	3,020,458
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(c)	4,580	4,483,037
4.15%, 03/04/26	6,697	6,663,232
Markel Group Inc., 3.50%, 11/01/27	1,645	1,594,551
Marsh & McLennan Companies Inc.
3.75%, 03/14/26(a)	4,481	4,432,509
4.38%, 03/15/29(a)	9,412	9,446,921
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	1,375	1,295,713
2.35%, 01/14/27(b)	4,476	4,288,207
3.40%, 03/08/26(a)(b)	4,608	4,542,104
4.50%, 04/10/26(a)(b)	4,965	4,974,131
4.85%, 01/17/29(a)(b)	3,770	3,842,729
5.05%, 12/07/27(a)(b)	4,890	5,005,435
5.05%, 06/14/28(a)(b)	3,955	4,046,324
5.10%, 04/09/27(b)	3,815	3,898,281
5.15%, 05/30/29(b)	3,320	3,426,499
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(b)(c)	200	198,749
5.20%, 10/20/45, (5-year USD Swap + 4.230%)(a)(b)(c)	12,365	12,285,252
Mercury General Corp., 4.40%, 03/15/27(a)	2,109	2,072,428
Met Tower Global Funding
1.25%, 09/14/26(b)	3,316	3,111,155
4.85%, 01/16/27(a)(b)	2,120	2,147,443
5.25%, 04/12/29(b)	3,740	3,858,262
5.40%, 06/20/26(a)(b)	3,395	3,445,129
MetLife Inc., 3.60%, 11/13/25	4,030	3,984,587
Metropolitan Life Global Funding I
1.88%, 01/11/27(a)(b)	5,585	5,281,479
3.00%, 09/19/27(a)(b)	4,870	4,677,629
3.05%, 06/17/29(a)(b)	2,170	2,035,068
3.30%, 03/21/29(a)(b)	3,205	3,051,509
3.45%, 12/18/26(b)	6,370	6,243,202
4.30%, 08/25/29(b)	750	744,401
4.40%, 06/30/27(a)(b)	3,245	3,253,022
4.85%, 01/08/29(a)(b)	5,345	5,436,943
5.00%, 01/06/26(a)(b)	2,894	2,911,939
5.05%, 06/11/27(a)(b)	2,060	2,104,218
5.05%, 01/06/28(a)(b)	3,215	3,272,111
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.40%, 09/12/28(b)	$3,020	$3,127,539
Metropolitan Life Insurance Co., 7.80%, 11/01/25(b)	2,100	2,167,764
MGIC Investment Corp., 5.25%, 08/15/28	970	965,665
Munich Re America Corp., Series B, 7.45%, 12/15/26	50	53,182
Mutual of Omaha Companies Global Funding
5.35%, 04/09/27(b)	2,170	2,211,228
5.45%, 12/12/28(b)	2,060	2,121,409
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(a)(b)	2,480	2,523,225
New York Life Global Funding
0.85%, 01/15/26(a)(b)	5,652	5,388,249
1.15%, 06/09/26(a)(b)	2,688	2,537,109
2.35%, 07/14/26(a)(b)	900	868,680
3.00%, 01/10/28(b)	2,340	2,244,411
3.25%, 04/07/27(b)	4,062	3,959,023
4.70%, 04/02/26(a)(b)	3,765	3,779,832
4.70%, 01/29/29(b)	4,102	4,156,703
4.85%, 01/09/28(a)(b)	8,230	8,351,274
4.90%, 04/02/27(a)(b)	3,330	3,387,398
4.90%, 06/13/28(a)(b)	4,753	4,846,655
5.00%, 06/06/29(a)(b)	3,155	3,247,147
5.45%, 09/18/26(a)(b)	4,365	4,456,385
Nippon Life Insurance Co.
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,510	3,393,304
4.70%, 01/20/46, (5-year USD ICE Swap + 3.750%)(a)(b)(c)	8,754	8,665,531
NMI Holdings Inc., 6.00%, 08/15/29	1,035	1,059,467
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	4,848	4,616,702
1.70%, 06/01/28(a)(b)	3,575	3,237,741
1.75%, 01/11/27(a)(b)	3,598	3,395,678
4.35%, 09/15/27(b)	4,825	4,837,234
4.70%, 04/06/26(a)(b)	3,030	3,041,047
4.71%, 01/10/29(a)(b)	3,270	3,315,708
4.90%, 06/12/28(a)(b)	3,925	3,996,834
5.07%, 03/25/27(a)(b)	3,810	3,892,228
Old Republic International Corp., 3.88%, 08/26/26	3,678	3,616,392
Pacific Life Global Funding II
1.38%, 04/14/26(a)(b)	8,875	8,445,126
1.45%, 01/20/28(a)(b)	1,470	1,330,497
1.60%, 09/21/28(a)(b)	940	839,988
4.50%, 08/28/29(b)	2,375	2,378,334
4.90%, 04/04/28(a)(b)	3,418	3,464,109
4.90%, 01/11/29(b)	2,300	2,339,817
5.50%, 08/28/26(b)	2,750	2,801,078
5.50%, 07/18/28(a)(b)	3,152	3,268,100
PartnerRe Finance B LLC, 3.70%, 07/02/29(a)	2,700	2,594,673
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	2,023	1,945,775
1.20%, 09/01/26(a)(b)	4,213	3,954,259
4.40%, 08/27/27(a)(b)	1,515	1,517,898
5.10%, 05/30/28(a)(b)	3,350	3,444,072
5.55%, 08/28/26(b)	2,285	2,333,317
Principal Financial Group Inc.
3.10%, 11/15/26(a)	2,160	2,090,826
3.70%, 05/15/29(a)	3,235	3,124,526
Security	Par (000)	Value
Insurance (continued)
Principal Life Global Funding II
0.88%, 01/12/26(a)(b)	$3,840	$3,649,900
1.25%, 08/16/26(b)	6,165	5,790,594
1.50%, 11/17/26(a)(b)	3,665	3,445,778
3.00%, 04/18/26(a)(b)	4,561	4,446,831
4.60%, 08/19/27(a)(b)	1,900	1,909,101
5.00%, 01/16/27(a)(b)	3,100	3,140,846
5.10%, 01/25/29(a)(b)	3,015	3,074,957
5.50%, 06/28/28(a)(b)	1,970	2,024,845
Progressive Corp. (The)
2.45%, 01/15/27(a)	3,074	2,949,001
2.50%, 03/15/27(a)	3,075	2,942,549
4.00%, 03/01/29(a)	3,740	3,702,400
6.63%, 03/01/29	2,165	2,370,029
Protective Life Corp., 4.30%, 09/30/28(a)(b)	2,615	2,586,698
Protective Life Global Funding
1.30%, 09/20/26(b)	2,935	2,749,507
1.62%, 04/15/26(a)(b)	3,272	3,121,327
1.90%, 07/06/28(b)	350	321,038
4.71%, 07/06/27(a)(b)	2,190	2,209,087
4.99%, 01/12/27(a)(b)	2,040	2,065,028
5.21%, 04/14/26(a)(b)	2,995	3,021,333
5.22%, 06/12/29(a)(b)	2,240	2,307,760
5.37%, 01/06/26(a)(b)	3,825	3,859,113
5.47%, 12/08/28(a)(b)	3,550	3,685,065
Prudential Financial Inc.
1.50%, 03/10/26(a)	10,190	9,764,261
3.88%, 03/27/28	2,728	2,679,387
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(c)	4,545	4,348,184
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)(c)	4,865	4,841,591
Reinsurance Group of America Inc.
3.90%, 05/15/29	3,535	3,421,766
3.95%, 09/15/26(a)	3,159	3,120,692
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)(b)	2,403	2,228,787
2.75%, 01/21/27(a)(b)	1,535	1,458,295
4.93%, 09/01/27(b)	100	100,067
5.24%, 02/02/26(a)(b)	805	805,742
RenaissanceRe Finance Inc., 3.45%, 07/01/27(a)	1,260	1,221,629
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	2,685	2,572,450
RGA Global Funding
2.00%, 11/30/26(a)(b)	2,455	2,315,126
2.70%, 01/18/29(a)(b)	2,255	2,080,201
5.45%, 05/24/29(b)	4,775	4,924,972
6.00%, 11/21/28(b)	2,340	2,458,842
Sammons Financial Group Inc., 4.45%, 05/12/27(a)(b)	1,790	1,757,753
SBL Holdings Inc., 5.13%, 11/13/26(b)	2,379	2,336,417
SiriusPoint Ltd., 7.00%, 04/05/29(a)	2,415	2,536,044
Sumitomo Life Insurance Co., 4.00%, 09/14/77, (3-mo. LIBOR US + 2.993%)(b)(c)	65	62,783
Swiss Re America Holding Corp., 7.00%, 02/15/26	185	190,825
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(b)(c)	430	429,269
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	4,009	3,981,871

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Unum Group
3.88%, 11/05/25(a)	$2,000	$1,975,391
4.00%, 06/15/29	2,525	2,453,876
Willis North America Inc.
4.50%, 09/15/28	3,705	3,686,652
4.65%, 06/15/27	4,715	4,722,727
		814,304,172
Internet — 1.5%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	15,880	15,336,004
Alphabet Inc.
0.80%, 08/15/27	6,685	6,129,312
2.00%, 08/15/26	12,195	11,731,158
Amazon.com Inc.
1.00%, 05/12/26	16,307	15,470,049
1.20%, 06/03/27	7,408	6,852,803
1.65%, 05/12/28	13,615	12,496,926
3.15%, 08/22/27(a)	21,083	20,569,168
3.30%, 04/13/27	11,507	11,280,196
3.45%, 04/13/29(a)	9,773	9,551,360
4.55%, 12/01/27	12,329	12,504,674
4.60%, 12/01/25	6,952	6,970,941
5.20%, 12/03/25(a)	4,722	4,763,448
Baidu Inc.
1.63%, 02/23/27(a)	2,065	1,927,326
1.72%, 04/09/26(a)	3,115	2,974,570
3.63%, 07/06/27(a)	3,740	3,653,905
4.38%, 03/29/28(a)	3,690	3,675,269
4.88%, 11/14/28	200	202,754
Booking Holdings Inc.
3.55%, 03/15/28	3,420	3,331,112
3.60%, 06/01/26	5,714	5,637,422
eBay Inc.
1.40%, 05/10/26(a)	4,387	4,158,193
3.60%, 06/05/27	4,482	4,390,849
5.90%, 11/22/25	1,980	2,005,332
5.95%, 11/22/27(a)	2,183	2,286,355
Expedia Group Inc.
3.80%, 02/15/28	6,422	6,247,543
4.63%, 08/01/27	3,996	4,007,360
5.00%, 02/15/26(a)	3,820	3,828,446
Meituan, 2.13%, 10/28/25(a)(b)	3,685	3,564,175
Meta Platforms Inc.
3.50%, 08/15/27	16,619	16,370,276
4.30%, 08/15/29(a)	9,055	9,116,237
4.60%, 05/15/28	10,060	10,237,275
Netflix Inc.
4.38%, 11/15/26(a)	6,827	6,830,420
4.88%, 04/15/28	11,362	11,587,362
5.88%, 11/15/28(a)	12,827	13,575,865
6.38%, 05/15/29	5,590	6,057,047
Prosus NV
3.26%, 01/19/27(b)	4,655	4,441,391
4.85%, 07/06/27(b)	461	455,259
Tencent Holdings Ltd.
1.81%, 01/26/26(a)(b)	4,994	4,808,863
3.58%, 04/11/26(a)(b)	3,720	3,663,042
3.60%, 01/19/28(b)	15,565	15,141,567
3.98%, 04/11/29(a)(b)	13,088	12,794,533
Tencent Music Entertainment Group, 1.38%, 09/03/25	1,977	1,907,226
Security	Par (000)	Value
Internet (continued)
VeriSign Inc., 4.75%, 07/15/27(a)	$4,597	$4,582,428
		307,115,441
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29(a)	2,805	2,744,152
4.55%, 03/11/26(a)	2,340	2,327,673
6.55%, 11/29/27(a)	7,760	8,180,966
Gerdau Trade Inc., 4.88%, 10/24/27(b)	625	623,414
Nucor Corp.
3.95%, 05/01/28	1,385	1,368,897
4.30%, 05/23/27(a)	3,290	3,287,800
POSCO
4.50%, 08/04/27(a)(b)	702	697,774
4.88%, 01/23/27(b)	210	210,500
5.63%, 01/17/26(b)	945	954,529
5.75%, 01/17/28(a)(b)	6,615	6,826,317
Steel Dynamics Inc.
1.65%, 10/15/27(a)	1,219	1,116,804
5.00%, 12/15/26(a)	2,900	2,896,234
		31,235,060
Leisure Time — 0.1%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	2,895	2,961,790
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(a)(b)	2,213	2,113,973
5.95%, 06/11/29(b)	3,020	3,089,752
6.50%, 03/10/28(a)(b)	4,580	4,764,113
Polaris Inc., 6.95%, 03/15/29(a)	3,100	3,324,558
		16,254,186
Lodging — 0.4%
Hyatt Hotels Corp.
4.38%, 09/15/28(a)	3,050	2,999,057
4.85%, 03/15/26	1,873	1,869,109
5.25%, 06/30/29(a)	2,935	2,982,001
5.75%, 01/30/27	3,130	3,191,710
Las Vegas Sands Corp.
3.50%, 08/18/26	2,020	1,962,006
3.90%, 08/08/29(a)	4,370	4,101,460
5.90%, 06/01/27(a)	2,305	2,352,925
6.00%, 08/15/29	2,760	2,831,670
Marriott International Inc./MD
3.75%, 10/01/25	1,481	1,463,593
4.88%, 05/15/29	3,325	3,365,049
4.90%, 04/15/29	5,210	5,279,247
5.00%, 10/15/27	6,366	6,465,458
5.45%, 09/15/26	1,740	1,769,889
5.55%, 10/15/28	4,610	4,782,042
Series AA, 4.65%, 12/01/28	1,653	1,655,460
Series R, 3.13%, 06/15/26(a)	4,072	3,965,139
Series X, 4.00%, 04/15/28	2,950	2,892,917
Sands China Ltd.
2.30%, 03/08/27(a)	3,543	3,280,362
2.85%, 03/08/29(a)	3,755	3,364,972
3.80%, 01/08/26	4,700	4,587,838
5.40%, 08/08/28	12,140	12,112,827
		77,274,731
Machinery — 1.3%
AGCO Corp., 5.45%, 03/21/27	3,290	3,340,502
Caterpillar Financial Services Corp.
0.80%, 11/13/25	6,029	5,773,339
0.90%, 03/02/26(a)	4,668	4,437,833
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
1.10%, 09/14/27(a)	$4,754	$4,341,281
1.15%, 09/14/26(a)	3,229	3,035,389
1.70%, 01/08/27(a)	3,234	3,054,769
2.40%, 08/09/26(a)	1,800	1,735,719
3.60%, 08/12/27(a)	4,548	4,487,535
4.35%, 05/15/26	7,510	7,508,886
4.38%, 08/16/29	2,650	2,661,823
4.40%, 10/15/27	2,400	2,414,191
4.45%, 10/16/26	2,485	2,495,733
4.50%, 01/08/27(a)	2,610	2,629,404
4.80%, 01/06/26(a)	5,565	5,593,466
4.85%, 02/27/29(a)	4,550	4,659,173
5.00%, 05/14/27(a)	3,090	3,153,859
5.05%, 02/27/26(a)	4,395	4,441,901
CNH Industrial Capital LLC
1.45%, 07/15/26	3,521	3,321,682
1.88%, 01/15/26(a)	3,191	3,071,474
4.55%, 04/10/28(a)	4,175	4,167,446
5.10%, 04/20/29	3,935	4,012,111
5.45%, 10/14/25	2,450	2,466,733
5.50%, 01/12/29	2,475	2,559,767
CNH Industrial NV, 3.85%, 11/15/27(a)	2,563	2,511,838
Dover Corp., 3.15%, 11/15/25	2,590	2,544,125
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	4,895	5,021,485
5.20%, 06/15/27(a)	3,405	3,464,681
5.40%, 08/14/28(a)	3,597	3,706,733
John Deere Capital Corp.
0.70%, 01/15/26	5,435	5,171,953
1.05%, 06/17/26	3,300	3,119,283
1.30%, 10/13/26(a)	2,485	2,338,597
1.50%, 03/06/28	2,780	2,531,505
1.70%, 01/11/27(a)	3,203	3,023,584
1.75%, 03/09/27	2,920	2,746,930
2.25%, 09/14/26	2,811	2,699,431
2.35%, 03/08/27(a)	3,124	2,982,306
2.65%, 06/10/26	3,095	3,009,145
2.80%, 09/08/27	3,108	2,986,432
2.80%, 07/18/29	3,905	3,651,126
3.05%, 01/06/28(a)	1,815	1,749,860
3.35%, 04/18/29	3,215	3,104,013
3.40%, 09/11/25	2,140	2,115,999
3.45%, 03/07/29	3,745	3,618,090
4.05%, 09/08/25	4,455	4,435,768
4.15%, 09/15/27(a)	5,821	5,823,407
4.50%, 01/08/27(a)	4,200	4,237,397
4.50%, 01/16/29	6,475	6,541,555
4.75%, 06/08/26(a)	3,705	3,732,628
4.75%, 01/20/28(a)	6,761	6,868,221
4.80%, 01/09/26(a)	7,250	7,291,918
4.85%, 03/05/27(a)	3,300	3,350,093
4.85%, 06/11/29	5,820	5,959,171
4.90%, 06/11/27	4,350	4,428,418
4.90%, 03/03/28(a)	4,215	4,311,371
4.95%, 03/06/26(a)	2,665	2,687,752
4.95%, 07/14/28(a)	9,340	9,581,399
5.05%, 03/03/26(a)	3,115	3,144,308
5.15%, 09/08/26(a)	3,105	3,159,807
5.30%, 09/08/25	2,250	2,268,308
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	1,595	1,638,461
Security	Par (000)	Value
Machinery (continued)
Nordson Corp., 5.60%, 09/15/28	$2,700	$2,797,307
nVent Finance SARL, 4.55%, 04/15/28	985	975,356
Oshkosh Corp., 4.60%, 05/15/28	945	945,113
Otis Worldwide Corp.
2.29%, 04/05/27(a)	3,021	2,861,725
5.25%, 08/16/28	5,150	5,299,729
Rockwell Automation Inc.
3.50%, 03/01/29	3,615	3,500,409
6.70%, 01/15/28	35	37,407
Weir Group PLC (The), 2.20%, 05/13/26(b)	1,270	1,212,205
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26(a)	4,424	4,315,351
4.70%, 09/15/28	8,161	8,185,109
Xylem Inc./New York
1.95%, 01/30/28(a)	3,743	3,451,731
3.25%, 11/01/26(a)	3,099	3,015,603
		263,518,159
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26(a)	3,818	3,648,132
2.38%, 08/26/29	3,830	3,470,123
2.88%, 10/15/27(a)	5,279	5,051,940
3.38%, 03/01/29(a)	4,600	4,410,504
3.63%, 09/14/28(a)	4,235	4,118,783
Carlisle Companies Inc., 3.75%, 12/01/27(a)	4,065	3,965,066
Eaton Corp.
3.10%, 09/15/27	3,387	3,282,909
4.35%, 05/18/28(a)	3,065	3,087,729
Illinois Tool Works Inc., 2.65%, 11/15/26(a)	6,120	5,934,964
Parker-Hannifin Corp.
3.25%, 03/01/27	4,312	4,192,081
3.25%, 06/14/29	9,010	8,542,445
4.25%, 09/15/27	7,838	7,797,413
Pentair Finance SARL, 4.50%, 07/01/29	2,710	2,673,277
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	10,721	10,236,545
1.70%, 03/11/28(a)(b)	8,180	7,531,385
2.35%, 10/15/26(a)(b)	10,054	9,661,044
3.40%, 03/16/27(b)	7,771	7,610,879
6.13%, 08/17/26(a)(b)	10,528	10,871,206
Teledyne Technologies Inc.
1.60%, 04/01/26	2,933	2,792,797
2.25%, 04/01/28	4,325	3,999,203
Textron Inc.
3.38%, 03/01/28(a)	1,239	1,189,169
3.65%, 03/15/27	2,184	2,136,258
4.00%, 03/15/26(a)	2,280	2,255,306
		118,459,158
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	7,906	6,986,412
3.75%, 02/15/28	6,770	6,476,000
4.20%, 03/15/28	8,316	8,047,977
5.05%, 03/30/29	7,825	7,745,442
6.10%, 06/01/29	9,195	9,500,069
6.15%, 11/10/26	7,065	7,237,992
Comcast Corp.
2.35%, 01/15/27	8,887	8,498,865

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.15%, 03/01/26	$13,473	$13,219,436
3.15%, 02/15/28	9,728	9,363,563
3.30%, 02/01/27	7,909	7,727,743
3.30%, 04/01/27	5,105	4,980,884
3.55%, 05/01/28	7,237	7,048,184
3.95%, 10/15/25(a)	17,198	17,060,794
4.15%, 10/15/28	24,092	23,916,898
4.55%, 01/15/29	8,120	8,195,380
5.10%, 06/01/29(a)	7,139	7,368,204
5.25%, 11/07/25	4,720	4,754,293
5.35%, 11/15/27	5,972	6,162,903
Cox Communications Inc.
3.35%, 09/15/26(a)(b)	6,571	6,390,320
3.50%, 08/15/27(b)	5,184	5,018,498
5.45%, 09/15/28(b)	3,775	3,884,051
Discovery Communications LLC
3.95%, 03/20/28	11,165	10,568,452
4.13%, 05/15/29	4,695	4,382,721
4.90%, 03/11/26	4,748	4,719,827
FactSet Research Systems Inc., 2.90%, 03/01/27	3,295	3,161,622
Fox Corp., 4.71%, 01/25/29(a)	9,570	9,637,061
Paramount Global
2.90%, 01/15/27(a)	2,629	2,492,258
3.38%, 02/15/28	2,150	2,009,545
3.70%, 06/01/28(a)	3,585	3,357,342
4.20%, 06/01/29(a)	2,145	2,014,457
TCI Communications Inc.
7.13%, 02/15/28(a)	1,000	1,086,265
7.88%, 02/15/26	5,251	5,492,096
Thomson Reuters Corp., 3.35%, 05/15/26	3,224	3,151,870
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	6,201	5,924,453
2.95%, 06/15/27(a)	6,235	6,023,788
3.00%, 02/13/26	6,207	6,074,715
3.15%, 09/17/25	4,639	4,571,239
Videotron Ltd.
3.63%, 06/15/29(b)	2,740	2,582,071
5.13%, 04/15/27(b)	175	174,723
Walt Disney Co. (The)
1.75%, 01/13/26(a)	9,235	8,909,923
2.20%, 01/13/28(a)	7,582	7,118,568
3.38%, 11/15/26	2,884	2,822,968
3.70%, 10/15/25(a)	3,756	3,723,664
3.70%, 03/23/27(a)	3,238	3,198,030
		282,781,566
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	3,055	3,032,121
Mining — 0.6%
Anglo American Capital PLC
2.25%, 03/17/28(b)	3,325	3,056,735
3.88%, 03/16/29(a)(b)	3,295	3,170,785
4.00%, 09/11/27(a)(b)	4,105	4,016,455
4.50%, 03/15/28(b)	4,140	4,100,811
4.75%, 04/10/27(b)	4,407	4,401,432
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28(a)	1,280	1,189,468
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	6,503	6,578,446
4.88%, 02/27/26(a)	5,795	5,820,184
Security	Par (000)	Value
Mining (continued)
5.10%, 09/08/28	$5,957	$6,106,483
5.25%, 09/08/26(a)	5,657	5,747,336
6.42%, 03/01/26(a)	3,911	4,017,798
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27(a)(b)	9,201	8,852,432
Freeport Indonesia PT, 4.76%, 04/14/27(b)	6,385	6,343,406
Freeport-McMoRan Inc.
4.13%, 03/01/28(a)	3,322	3,260,930
4.38%, 08/01/28	3,635	3,584,872
5.00%, 09/01/27(a)	2,897	2,901,067
Glencore Funding LLC
1.63%, 09/01/25(b)	5,891	5,700,116
1.63%, 04/27/26(a)(b)	3,710	3,531,780
3.88%, 10/27/27(a)(b)	1,808	1,763,482
4.00%, 03/27/27(a)(b)	6,900	6,776,296
4.88%, 03/12/29(a)(b)	5,387	5,405,047
5.34%, 04/04/27(a)(b)	3,975	4,042,481
5.37%, 04/04/29(b)	7,690	7,845,657
5.40%, 05/08/28(a)(b)	4,490	4,570,502
6.13%, 10/06/28(b)	3,895	4,068,561
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(b)	15	15,616
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.53%, 11/15/28(a)(b)	3,174	3,339,486
Kinross Gold Corp., 4.50%, 07/15/27(a)	3,533	3,517,976
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)	1,058	1,029,353
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%, 03/15/26(a)(b)	940	948,668
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	5,682	6,223,819
Yamana Gold Inc., 4.63%, 12/15/27(a)	2,265	2,243,419
		134,170,899
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	6,465	6,167,815
3.25%, 02/15/29(a)	2,015	1,888,777
3.28%, 12/01/28	3,068	2,872,141
4.25%, 04/01/28	4,625	4,542,218
		15,470,951
Oil & Gas — 2.9%
Aker BP ASA
2.00%, 07/15/26(b)	4,579	4,353,707
5.60%, 06/13/28(a)(b)	3,895	4,003,811
Apache Corp., 4.38%, 10/15/28	1,505	1,466,716
BP Capital Markets America Inc.
3.02%, 01/16/27(a)	5,492	5,333,064
3.12%, 05/04/26	6,177	6,044,861
3.41%, 02/11/26	6,155	6,063,526
3.54%, 04/06/27	3,166	3,107,317
3.59%, 04/14/27(a)	3,951	3,884,916
3.80%, 09/21/25	5,566	5,523,143
3.94%, 09/21/28	10,147	9,989,949
4.23%, 11/06/28(a)	8,435	8,407,756
4.70%, 04/10/29(a)	8,370	8,480,617
5.02%, 11/17/27(a)	5,055	5,164,868
BP Capital Markets PLC
3.28%, 09/19/27(a)	9,824	9,562,899
3.72%, 11/28/28(a)	7,504	7,313,635
4.38%, (5-year CMT + 4.036%)(a)(c)(d)	3,657	3,597,559
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd., 3.85%, 06/01/27(a)	$7,980	$7,826,197
Cenovus Energy Inc., 4.25%, 04/15/27	2,077	2,054,131
Chevron Corp.
2.00%, 05/11/27	6,424	6,085,059
2.95%, 05/16/26(a)	13,638	13,350,303
3.33%, 11/17/25	4,600	4,541,753
Chevron USA Inc.
1.02%, 08/12/27	4,644	4,249,704
3.85%, 01/15/28(a)	4,490	4,459,340
ConocoPhillips Co., 6.95%, 04/15/29	9,245	10,262,955
Continental Resources Inc./OK
2.27%, 11/15/26(a)(b)	5,411	5,110,996
4.38%, 01/15/28	7,238	7,101,112
Coterra Energy Inc.
3.90%, 05/15/27	4,678	4,585,188
4.38%, 03/15/29	2,680	2,624,676
Devon Energy Corp.
5.25%, 10/15/27(a)	3,715	3,737,710
5.85%, 12/15/25	3,423	3,460,852
5.88%, 06/15/28	1,305	1,318,394
Diamondback Energy Inc.
3.25%, 12/01/26	4,938	4,805,470
5.20%, 04/18/27	6,905	7,021,336
Eni SpA
4.25%, 05/09/29(a)(b)	3,205	3,167,322
Series X-R, 4.75%, 09/12/28(b)	3,837	3,857,413
Eni USA Inc., 7.30%, 11/15/27	4,957	5,358,107
EOG Resources Inc., 4.15%, 01/15/26	4,891	4,877,368
EQT Corp.
3.13%, 05/15/26(b)	2,596	2,519,979
3.90%, 10/01/27	7,370	7,201,279
5.00%, 01/15/29	2,207	2,213,601
5.70%, 04/01/28	3,448	3,542,034
Equinor ASA
1.75%, 01/22/26(a)	12,518	12,069,665
3.00%, 04/06/27(a)	6,084	5,897,641
3.63%, 09/10/28(a)	2,880	2,817,686
6.50%, 12/01/28(a)(b)	3,500	3,787,505
6.80%, 01/15/28(a)	660	708,061
7.15%, 11/15/25(a)	2,534	2,613,204
7.15%, 01/15/29(a)	1,550	1,723,365
7.25%, 09/23/27	1,419	1,538,582
Exxon Mobil Corp.
2.28%, 08/16/26(a)	6,163	5,949,890
2.44%, 08/16/29(a)	5,595	5,179,714
3.04%, 03/01/26(a)	15,336	15,062,954
3.29%, 03/19/27(a)	6,141	6,052,544
GS Caltex Corp.
4.50%, 01/05/26(b)	2,090	2,080,749
5.38%, 08/07/28(b)	185	189,097
Hess Corp., 4.30%, 04/01/27	6,482	6,437,649
HF Sinclair Corp.
5.00%, 02/01/28(a)(b)	1,020	1,005,371
5.88%, 04/01/26	5,175	5,229,002
6.38%, 04/15/27(a)(b)	465	468,591
KazMunayGas National Co. JSC, 4.75%, 04/19/27(b)	7,295	7,195,773
Marathon Oil Corp.
4.40%, 07/15/27	6,613	6,588,256
5.30%, 04/01/29(a)	6,890	7,097,239
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp.
3.80%, 04/01/28	$3,400	$3,326,173
5.13%, 12/15/26	4,964	5,021,446
Occidental Petroleum Corp.
3.40%, 04/15/26(a)	1,745	1,701,089
3.50%, 08/15/29	425	400,079
5.00%, 08/01/27	5,365	5,409,503
5.20%, 08/01/29	8,670	8,791,675
5.50%, 12/01/25	2,865	2,880,949
5.55%, 03/15/26(a)	5,535	5,580,553
5.88%, 09/01/25	3,885	3,906,659
6.38%, 09/01/28(a)	4,570	4,793,829
8.50%, 07/15/27	3,300	3,585,460
Ovintiv Inc.
5.38%, 01/01/26	3,058	3,068,517
5.65%, 05/15/28(a)	4,935	5,078,767
Patterson-UTI Energy Inc., 3.95%, 02/01/28	805	775,695
Pertamina Persero PT
1.40%, 02/09/26(a)(b)	7,114	6,773,880
3.65%, 07/30/29(b)	165	157,189
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)(b)	2,268	2,406,089
Petronas Energy Canada Ltd., 2.11%, 03/23/28(b)	5,600	5,161,060
Phillips 66
1.30%, 02/15/26(a)	3,292	3,137,802
3.90%, 03/15/28	5,157	5,055,969
Phillips 66 Co.
3.55%, 10/01/26	3,224	3,159,297
3.75%, 03/01/28	3,015	2,939,758
4.95%, 12/01/27(a)	4,966	5,043,486
Pioneer Natural Resources Co.
1.13%, 01/15/26	2,378	2,272,037
5.10%, 03/29/26(a)	5,540	5,593,038
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(b)	1,055	998,711
Qatar Energy, 1.38%, 09/12/26(a)(b)	12,788	12,049,928
QatarEnergy LNG S3
5.84%, 09/30/27(b)	2,322	2,345,513
6.33%, 09/30/27(b)	4,151	4,218,381
Reliance Industries Ltd., 3.67%, 11/30/27(a)(b)	1,050	1,018,661
SA Global Sukuk Ltd., 1.60%, 06/17/26(a)(b)	13,645	12,901,143
Saudi Arabian Oil Co.
1.63%, 11/24/25(a)(b)	9,996	9,621,050
3.50%, 04/16/29(a)(b)	15,755	15,068,145
Shell International Finance BV
2.50%, 09/12/26(a)	6,756	6,525,927
2.88%, 05/10/26	10,900	10,656,517
3.88%, 11/13/28	6,121	6,053,904
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(b)	5,778	5,596,705
3.50%, 05/03/26(a)(b)	7,077	6,978,754
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)(b)	6,025	5,854,760
3.63%, 04/12/27(a)(b)	6,269	6,177,059
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(b)	9,902	9,520,813
4.13%, 09/12/25(b)	3,497	3,474,504
4.25%, 09/12/28(b)	135	135,886

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Suncor Energy Inc.
7.00%, 11/15/28	$2,360	$2,565,358
7.88%, 06/15/26(a)	1,815	1,906,070
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(b)	5,780	5,596,312
Thaioil Treasury Center Co. Ltd., 4.63%, 11/20/28(b)	125	123,532
TotalEnergies Capital International SA, 3.46%, 02/19/29	7,080	6,855,359
TotalEnergies Capital SA, 3.88%, 10/11/28	8,095	7,970,912
Valero Energy Corp.
2.15%, 09/15/27(a)	3,806	3,562,935
3.40%, 09/15/26	1,401	1,367,274
4.00%, 04/01/29	1,010	987,859
4.35%, 06/01/28(a)	3,981	3,946,936
Var Energi ASA
5.00%, 05/18/27(b)	2,080	2,074,536
7.50%, 01/15/28(b)	6,966	7,432,687
Woodside Finance Ltd.
3.70%, 09/15/26(a)(b)	5,164	5,045,757
3.70%, 03/15/28(a)(b)	5,795	5,585,807
4.50%, 03/04/29(b)	9,215	9,106,415
		596,667,270
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26(a)	3,911	3,717,449
3.34%, 12/15/27	9,380	9,098,940
Halliburton Co., 3.80%, 11/15/25	2,790	2,759,268
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	3,247	3,141,939
Schlumberger Holdings Corp.
3.90%, 05/17/28(b)	8,310	8,168,246
4.00%, 12/21/25(a)(b)	3,376	3,348,035
4.30%, 05/01/29(a)(b)	5,680	5,647,666
5.00%, 05/29/27(a)(b)	2,975	3,018,405
Schlumberger Investment SA, 4.50%, 05/15/28	4,302	4,322,873
		43,222,821
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26	3,711	3,637,115
4.50%, 05/15/28	1,955	1,941,940
Amcor Flexibles North America Inc., 3.10%, 09/15/26(a)	1,563	1,504,771
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	3,115	3,203,833
Berry Global Inc.
1.57%, 01/15/26	9,246	8,840,345
1.65%, 01/15/27	2,360	2,198,545
4.88%, 07/15/26(a)(b)	3,993	3,950,952
5.50%, 04/15/28(a)	3,405	3,456,728
Brambles USA Inc., 4.13%, 10/23/25(a)(b)	2,639	2,616,517
CCL Industries Inc., 3.25%, 10/01/26(a)(b)	2,615	2,533,162
Graphic Packaging International LLC, 1.51%, 04/15/26(b)	2,494	2,346,506
Packaging Corp. of America, 3.40%, 12/15/27	3,683	3,560,497
Sealed Air Corp., 1.57%, 10/15/26(b)	3,780	3,514,555
Silgan Holdings Inc., 1.40%, 04/01/26(b)	3,145	2,960,154
Sonoco Products Co., 2.25%, 02/01/27	1,877	1,776,536
WRKCo Inc.
3.38%, 09/15/27	3,510	3,389,655
Security	Par (000)	Value
Packaging & Containers (continued)
3.90%, 06/01/28	$1,475	$1,435,711
4.00%, 03/15/28(a)	4,100	4,020,349
4.65%, 03/15/26(a)	4,529	4,508,605
4.90%, 03/15/29	7,935	8,023,378
		69,419,854
Pharmaceuticals — 3.8%
AbbVie Inc.
2.95%, 11/21/26	24,391	23,706,016
3.20%, 05/14/26	12,360	12,119,785
4.25%, 11/14/28(a)	10,996	11,036,962
4.80%, 03/15/27(a)	13,630	13,812,705
4.80%, 03/15/29(a)	18,539	18,938,778
Astrazeneca Finance LLC
1.20%, 05/28/26	7,545	7,158,053
1.75%, 05/28/28	7,709	7,060,859
4.80%, 02/26/27	7,135	7,232,560
4.85%, 02/26/29	10,220	10,462,810
4.88%, 03/03/28	7,300	7,454,391
AstraZeneca PLC
0.70%, 04/08/26(a)	7,353	6,947,771
3.13%, 06/12/27	5,197	5,053,776
3.38%, 11/16/25	12,038	11,880,903
4.00%, 01/17/29(a)	6,330	6,279,998
Bayer Corp./New Jersey, 6.65%, 02/15/28(a)(b)	715	751,489
Bayer U.S. Finance II LLC
4.25%, 12/15/25(b)	15,305	15,128,801
4.38%, 12/15/28(b)	21,849	21,376,856
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	6,280	6,439,546
6.25%, 01/21/29(a)(b)	8,410	8,814,123
Becton Dickinson & Co.
3.70%, 06/06/27	10,739	10,523,248
4.69%, 02/13/28(a)	5,683	5,715,749
4.87%, 02/08/29(a)	3,225	3,275,728
5.08%, 06/07/29(a)	3,910	4,005,865
Bristol-Myers Squibb Co.
0.75%, 11/13/25(a)	6,128	5,860,967
1.13%, 11/13/27(a)	6,873	6,253,086
3.20%, 06/15/26	10,660	10,460,097
3.25%, 02/27/27(a)	4,023	3,930,852
3.40%, 07/26/29	13,990	13,443,485
3.45%, 11/15/27	2,545	2,485,305
3.90%, 02/20/28	9,780	9,658,308
4.90%, 02/22/27(a)	4,405	4,475,301
4.90%, 02/22/29(a)	11,815	12,114,689
4.95%, 02/20/26	6,090	6,144,407
6.80%, 11/15/26	795	836,983
Cardinal Health Inc.
3.41%, 06/15/27	7,642	7,434,766
3.75%, 09/15/25(a)	3,469	3,429,574
5.13%, 02/15/29(a)	4,975	5,086,862
Cencora Inc., 3.45%, 12/15/27	5,305	5,142,287
Cigna Group (The)
1.25%, 03/15/26	2,819	2,678,575
3.05%, 10/15/27(a)	2,836	2,726,879
3.40%, 03/01/27(a)	8,384	8,172,099
4.13%, 11/15/25	605	600,895
4.38%, 10/15/28	30,727	30,555,887
4.50%, 02/25/26	5,559	5,549,292
5.00%, 05/15/29(a)	6,381	6,509,726
5.69%, 03/15/26(a)	1,045	1,044,785
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
1.30%, 08/21/27	$13,831	$12,617,364
2.88%, 06/01/26	10,628	10,305,972
3.00%, 08/15/26	4,622	4,477,012
3.25%, 08/15/29	9,480	8,858,494
3.63%, 04/01/27(a)	3,871	3,789,419
4.30%, 03/25/28(a)	38,381	37,918,649
5.00%, 02/20/26(a)	9,177	9,203,524
5.00%, 01/30/29	2,535	2,570,950
5.40%, 06/01/29(a)	9,330	9,586,591
6.25%, 06/01/27(a)	2,702	2,814,753
Eli Lilly & Co.
3.10%, 05/15/27(a)	2,483	2,421,700
3.38%, 03/15/29(a)	5,470	5,313,739
4.15%, 08/14/27	4,775	4,787,041
4.20%, 08/14/29	6,580	6,594,502
4.50%, 02/09/27(a)	6,165	6,220,001
4.50%, 02/09/29(a)	7,803	7,935,616
5.00%, 02/27/26	100	100,012
5.50%, 03/15/27	2,285	2,367,207
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28(a)	11,601	11,455,582
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	6,565	6,319,229
Johnson & Johnson
0.55%, 09/01/25(a)	5,926	5,702,095
0.95%, 09/01/27	9,600	8,802,601
2.45%, 03/01/26	12,403	12,099,320
2.90%, 01/15/28(a)	9,672	9,354,599
2.95%, 03/03/27(a)	6,068	5,925,871
4.80%, 06/01/29(a)	7,170	7,415,315
McKesson Corp.
0.90%, 12/03/25	3,232	3,083,314
1.30%, 08/15/26	3,371	3,171,767
3.95%, 02/16/28(a)	2,758	2,709,912
4.90%, 07/15/28(a)	2,945	3,004,884
5.25%, 02/15/26(a)	4,113	4,107,455
Mead Johnson Nutrition Co., 4.13%, 11/15/25	4,911	4,881,362
Merck & Co. Inc.
0.75%, 02/24/26(a)	6,227	5,914,960
1.70%, 06/10/27(a)	9,171	8,593,959
1.90%, 12/10/28	3,770	3,437,003
3.40%, 03/07/29	11,490	11,115,718
4.05%, 05/17/28(a)	3,515	3,514,360
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	1,525	1,627,854
6.40%, 03/01/28(a)	1,340	1,432,809
Mylan Inc., 4.55%, 04/15/28(a)	5,035	4,985,654
Novartis Capital Corp.
2.00%, 02/14/27(a)	7,557	7,186,304
3.00%, 11/20/25	10,815	10,642,350
3.10%, 05/17/27	6,081	5,930,697
Pfizer Inc.
2.75%, 06/03/26(a)	7,635	7,432,266
3.00%, 12/15/26(a)	10,718	10,448,256
3.45%, 03/15/29(a)	13,425	13,013,568
3.60%, 09/15/28(a)	2,205	2,158,460
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	18,208	18,218,084
4.45%, 05/19/28(a)	27,347	27,481,109
PRA Health Sciences Inc., 2.88%, 07/15/26(a)(b)	1,065	1,025,775
Sanofi SA, 3.63%, 06/19/28	3,345	3,300,440
Security	Par (000)	Value
Pharmaceuticals (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	$900	$880,395
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	11,482	11,700,840
Utah Acquisition Sub Inc., 3.95%, 06/15/26	13,608	13,414,597
Viatris Inc., 2.30%, 06/22/27	4,542	4,245,738
Zoetis Inc.
3.00%, 09/12/27(a)	5,335	5,121,944
3.90%, 08/20/28	1,815	1,782,435
4.50%, 11/13/25	4,648	4,635,351
5.40%, 11/14/25(a)	3,825	3,851,759
		798,780,416
Pipelines — 2.6%
6297782 LLC
4.91%, 09/01/27(a)(b)	635	636,333
5.03%, 10/01/29(b)	610	608,652
Boardwalk Pipelines LP
4.45%, 07/15/27(a)	3,620	3,601,259
4.80%, 05/03/29	3,495	3,494,245
5.95%, 06/01/26(a)	3,854	3,914,503
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	7,914	7,993,557
Cheniere Energy Inc., 4.63%, 10/15/28	6,682	6,606,132
Colonial Pipeline Co., 3.75%, 10/01/25(b)	2,120	2,095,914
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(a)(b)	2,431	2,404,034
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(b)	7,437	7,752,989
6.06%, 08/15/26(a)(b)	2,080	2,122,943
DCP Midstream Operating LP
5.13%, 05/15/29	4,135	4,202,793
5.63%, 07/15/27	3,381	3,468,808
Enbridge Energy Partners LP, 5.88%, 10/15/25	3,443	3,472,460
Enbridge Inc.
1.60%, 10/04/26	3,248	3,060,385
3.70%, 07/15/27	4,736	4,634,386
4.25%, 12/01/26	5,267	5,233,532
5.25%, 04/05/27	2,995	3,051,273
5.30%, 04/05/29(a)	8,020	8,242,960
5.50%, 07/15/77, (3-mo. SOFR + 3.680%)(a)(c)	5,838	5,625,486
5.90%, 11/15/26(a)	4,770	4,903,624
6.00%, 11/15/28	5,770	6,093,290
6.25%, 03/01/78, (3-mo. SOFR + 3.903%)(a)(c)	5,230	5,119,611
7.38%, 01/15/83, (5-year CMT + 3.708%)(c)	3,175	3,209,090
8.25%, 01/15/84, (5-year CMT + 3.785%)(c)	205	214,486
Series 16-A, 6.00%, 01/15/77, (3-mo. SOFR + 4.152%)(a)(c)	4,383	4,282,933
Energy Transfer LP
3.90%, 07/15/26	3,592	3,538,495
4.00%, 10/01/27	4,829	4,741,604
4.20%, 04/15/27	3,766	3,726,151
4.40%, 03/15/27	4,321	4,300,405
4.75%, 01/15/26	6,119	6,105,152
4.95%, 05/15/28	5,178	5,221,892
4.95%, 06/15/28	6,294	6,359,224
5.25%, 04/15/29	9,980	10,202,848
5.25%, 07/01/29	6,690	6,847,376
5.50%, 06/01/27(a)	6,032	6,150,613

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.55%, 02/15/28(a)	$6,425	$6,602,548
5.63%, 05/01/27(b)	3,200	3,207,702
5.95%, 12/01/25	2,462	2,487,629
6.00%, 02/01/29(a)(b)	4,710	4,814,496
6.05%, 12/01/26(a)	6,190	6,372,704
6.10%, 12/01/28	3,641	3,841,382
EnLink Midstream LLC
5.38%, 06/01/29(a)	3,020	3,073,958
5.63%, 01/15/28(b)	2,994	3,049,143
EnLink Midstream Partners LP, 4.85%, 07/15/26	1,015	1,011,921
Enterprise Products Operating LLC
3.13%, 07/31/29(a)	8,295	7,858,919
3.70%, 02/15/26(a)	5,548	5,490,768
3.95%, 02/15/27	4,280	4,245,692
4.15%, 10/16/28	8,295	8,243,973
4.60%, 01/11/27(a)	4,755	4,793,744
5.05%, 01/10/26	4,555	4,591,390
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(c)	3,345	3,141,276
Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(c)	6,365	6,205,305
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	234	222,889
Gray Oak Pipeline LLC
2.60%, 10/15/25(b)	3,957	3,839,630
3.45%, 10/15/27(a)(b)	1,870	1,793,423
Gulfstream Natural Gas System LLC
4.60%, 09/15/25(b)	3,476	3,460,496
6.19%, 11/01/25(b)	2,288	2,312,317
Kinder Morgan Inc.
1.75%, 11/15/26	3,453	3,254,100
4.30%, 03/01/28(a)	8,729	8,683,406
5.00%, 02/01/29	9,255	9,376,600
5.10%, 08/01/29(a)	3,555	3,622,516
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	4,613	4,580,259
MPLX LP
1.75%, 03/01/26	9,485	9,068,319
4.00%, 03/15/28	8,021	7,863,423
4.13%, 03/01/27	8,281	8,189,878
4.25%, 12/01/27	5,007	4,946,752
4.80%, 02/15/29	2,869	2,896,113
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	5,175	5,165,176
Northwest Pipeline LLC, 4.00%, 04/01/27(a)	3,428	3,369,291
ONEOK Inc.
2.20%, 09/15/25	2,341	2,279,024
4.00%, 07/13/27	2,586	2,552,877
4.35%, 03/15/29	5,110	5,055,653
4.55%, 07/15/28	5,706	5,694,487
5.00%, 03/01/26(a)	4,445	4,452,685
5.55%, 11/01/26(a)	5,175	5,272,293
5.65%, 11/01/28(a)	5,457	5,668,254
5.85%, 01/15/26	3,740	3,787,676
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26(a)	5,064	5,039,670
4.65%, 10/15/25	6,457	6,431,929
QazaqGaz NC JSC, 4.38%, 09/26/27(a)(b)	3,913	3,752,907
Sabal Trail Transmission LLC, 4.25%, 05/01/28(a)(b)	1,785	1,751,193
Security	Par (000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	$9,165	$9,047,444
5.00%, 03/15/27	9,594	9,659,958
5.88%, 06/30/26	9,494	9,619,787
Spectra Energy Partners LP, 3.38%, 10/15/26	3,770	3,675,434
Targa Resources Corp.
5.20%, 07/01/27(a)	4,751	4,820,907
6.15%, 03/01/29	6,585	6,953,702
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	5,169	5,159,232
6.50%, 07/15/27	4,805	4,857,658
6.88%, 01/15/29	4,140	4,254,471
TC PipeLines LP, 3.90%, 05/25/27	3,677	3,594,330
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27(a)	2,292	2,411,538
7.00%, 10/15/28	3,330	3,593,548
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	2,436	2,341,362
TransCanada PipeLines Ltd.
4.25%, 05/15/28	9,267	9,167,906
4.88%, 01/15/26	5,448	5,453,335
6.20%, 03/09/26(a)	4,209	4,209,456
Transcanada Trust
5.30%, 03/15/77, (3-mo. LIBOR US + 3.208%)(a)(c)	9,090	8,698,985
Series 16-A, 5.88%, 08/15/76, (3-mo. LIBOR US + 4.640%)(c)	7,290	7,170,244
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	1,490	1,459,681
7.85%, 02/01/26	6,114	6,322,152
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(b)	250	250,360
Valero Energy Partners LP, 4.50%, 03/15/28	3,155	3,138,095
Western Midstream Operating LP
4.50%, 03/01/28	3,006	2,964,567
4.65%, 07/01/26(a)	2,970	2,954,739
4.75%, 08/15/28(a)	3,607	3,589,792
6.35%, 01/15/29(a)	2,495	2,630,493
Williams Companies Inc. (The)
3.75%, 06/15/27	9,125	8,936,444
4.00%, 09/15/25(a)	4,679	4,635,627
4.90%, 03/15/29(a)	7,835	7,920,318
5.30%, 08/15/28(a)	7,297	7,493,294
5.40%, 03/02/26(a)	6,710	6,774,778
		540,414,861
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26(a)(b)	2,999	2,986,201
4.87%, 02/15/29(a)(b)	4,410	4,455,916
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(a)(b)	2,725	2,622,652
		10,064,769
Real Estate — 0.1%
CBRE Services Inc.
4.88%, 03/01/26	2,916	2,919,396
5.50%, 04/01/29(a)	2,945	3,045,643
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	3,560	3,461,522
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(a)(b)	665	696,777
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Jones Lang LaSalle Inc., 6.88%, 12/01/28	$2,695	$2,902,903
Mitsui Fudosan Co. Ltd., 3.95%, 01/24/29(b)	200	195,758
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 03/20/27(a)(b)	4,951	4,875,141
		18,097,140
Real Estate Investment Trusts — 3.5%
Agree LP, 2.00%, 06/15/28(a)	2,487	2,252,473
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26(a)	4,362	4,301,337
3.95%, 01/15/27	2,135	2,099,230
3.95%, 01/15/28(a)	2,878	2,817,959
4.30%, 01/15/26	1,286	1,277,330
4.50%, 07/30/29	2,205	2,186,288
American Homes 4 Rent LP
4.25%, 02/15/28	3,340	3,282,587
4.90%, 02/15/29(a)	2,870	2,885,009
American Tower Corp.
1.30%, 09/15/25	3,373	3,245,827
1.45%, 09/15/26	4,542	4,259,962
1.50%, 01/31/28	4,230	3,811,652
1.60%, 04/15/26	4,577	4,348,022
2.75%, 01/15/27	6,540	6,259,364
3.13%, 01/15/27	2,785	2,691,438
3.38%, 10/15/26	6,719	6,550,200
3.55%, 07/15/27	5,012	4,865,588
3.60%, 01/15/28	4,602	4,450,266
3.65%, 03/15/27	4,155	4,059,436
3.80%, 08/15/29	9,805	9,411,465
3.95%, 03/15/29	3,598	3,487,640
4.40%, 02/15/26	3,343	3,324,445
5.20%, 02/15/29(a)	4,520	4,621,070
5.25%, 07/15/28(a)	5,910	6,036,121
5.50%, 03/15/28	4,701	4,829,342
5.80%, 11/15/28(a)	5,195	5,434,188
AvalonBay Communities Inc.
1.90%, 12/01/28(a)	3,748	3,394,253
2.90%, 10/15/26(a)	1,581	1,533,021
2.95%, 05/11/26	2,840	2,766,934
3.20%, 01/15/28	3,130	3,007,944
3.30%, 06/01/29	3,010	2,866,020
3.35%, 05/15/27(a)	2,452	2,390,098
3.50%, 11/15/25	1,634	1,613,430
Boston Properties LP
2.75%, 10/01/26	5,865	5,587,834
3.40%, 06/21/29	4,655	4,298,705
3.65%, 02/01/26	5,799	5,670,353
4.50%, 12/01/28	3,055	2,976,226
6.75%, 12/01/27(a)	11,420	11,936,378
Brixmor Operating Partnership LP
2.25%, 04/01/28	2,385	2,183,968
3.90%, 03/15/27	2,309	2,258,194
4.13%, 06/15/26	3,467	3,425,331
4.13%, 05/15/29	4,825	4,680,160
Camden Property Trust
3.15%, 07/01/29(a)	3,940	3,714,652
4.10%, 10/15/28	3,120	3,065,839
5.85%, 11/03/26(a)	2,770	2,857,094
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(b)	35	33,820
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
COPT Defense Properties LP
2.00%, 01/15/29(a)	$2,375	$2,088,809
2.25%, 03/15/26	2,226	2,134,249
Crown Castle Inc.
1.05%, 07/15/26	6,355	5,959,229
2.90%, 03/15/27	4,915	4,712,581
3.65%, 09/01/27	6,767	6,578,630
3.70%, 06/15/26	4,796	4,708,117
3.80%, 02/15/28(a)	6,554	6,369,487
4.00%, 03/01/27	3,705	3,650,879
4.30%, 02/15/29(a)	1,440	1,413,481
4.45%, 02/15/26	5,762	5,733,823
4.80%, 09/01/28	2,270	2,280,945
4.90%, 09/01/29	2,380	2,400,477
5.00%, 01/11/28	7,255	7,320,446
5.60%, 06/01/29	4,599	4,768,540
CubeSmart LP
2.25%, 12/15/28(a)	3,583	3,253,751
3.13%, 09/01/26	1,660	1,610,160
4.00%, 11/15/25	1,511	1,492,764
4.38%, 02/15/29	2,325	2,291,534
Digital Realty Trust LP
3.60%, 07/01/29	5,955	5,693,460
3.70%, 08/15/27	5,969	5,822,309
4.45%, 07/15/28	2,840	2,818,239
5.55%, 01/15/28	6,090	6,228,685
DOC DR LLC
3.95%, 01/15/28	2,500	2,444,818
4.30%, 03/15/27	2,381	2,361,463
EPR Properties
3.75%, 08/15/29	50	46,338
4.50%, 06/01/27	2,595	2,539,577
4.75%, 12/15/26	2,615	2,583,522
4.95%, 04/15/28	2,330	2,302,098
Equinix Inc.
1.00%, 09/15/25	13,340	12,824,561
1.45%, 05/15/26	3,381	3,202,746
1.55%, 03/15/28	2,580	2,326,177
1.80%, 07/15/27	3,505	3,257,531
2.00%, 05/15/28	3,282	3,000,300
2.90%, 11/18/26	4,179	4,036,740
ERP Operating LP
2.85%, 11/01/26	2,657	2,572,660
3.00%, 07/01/29	4,210	3,945,625
3.25%, 08/01/27(a)	2,555	2,482,192
3.50%, 03/01/28(a)	3,185	3,088,199
4.15%, 12/01/28(a)	5,448	5,392,780
Essex Portfolio LP
1.70%, 03/01/28	2,975	2,697,074
3.38%, 04/15/26	2,482	2,425,281
3.63%, 05/01/27	2,026	1,977,081
4.00%, 03/01/29(a)	3,425	3,324,472
Extra Space Storage LP
3.50%, 07/01/26	3,357	3,290,652
3.88%, 12/15/27(a)	2,740	2,680,357
3.90%, 04/01/29	2,560	2,474,700
4.00%, 06/15/29(a)	2,360	2,289,238
5.70%, 04/01/28	3,210	3,314,292
Federal Realty OP LP
1.25%, 02/15/26(a)	5,885	5,590,523
3.20%, 06/15/29(a)	2,575	2,404,158

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 07/15/27(a)	$2,859	$2,750,863
5.38%, 05/01/28	3,335	3,410,511
GLP Capital LP/GLP Financing II Inc.
5.30%, 01/15/29	5,305	5,348,554
5.38%, 04/15/26	5,230	5,233,410
5.75%, 06/01/28	3,590	3,665,638
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(a)(b)	925	892,016
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)	320	306,545
Healthcare Realty Holdings LP
3.50%, 08/01/26(a)	3,480	3,400,001
3.63%, 01/15/28(a)	880	836,520
3.75%, 07/01/27(a)	2,881	2,802,067
Healthpeak OP LLC
1.35%, 02/01/27(a)	4,880	4,523,156
2.13%, 12/01/28(a)	3,420	3,095,977
3.25%, 07/15/26	3,549	3,462,784
3.50%, 07/15/29(a)	4,135	3,929,595
Highwoods Realty LP
3.88%, 03/01/27	928	898,094
4.13%, 03/15/28	2,205	2,123,075
4.20%, 04/15/29(a)	25	23,893
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	2,270	2,252,737
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,389	3,074,288
Kilroy Realty LP
4.25%, 08/15/29	1,695	1,584,994
4.38%, 10/01/25	2,170	2,146,164
4.75%, 12/15/28(a)	3,615	3,547,702
Kimco Realty OP LLC
1.90%, 03/01/28(a)	2,740	2,496,637
2.80%, 10/01/26	3,077	2,965,580
3.25%, 08/15/26	1,415	1,371,407
3.80%, 04/01/27	2,315	2,268,403
Kite Realty Group LP, 4.00%, 10/01/26	1,771	1,738,100
LXP Industrial Trust, 6.75%, 11/15/28	1,150	1,220,229
Mid-America Apartments LP
1.10%, 09/15/26(a)	1,918	1,789,465
3.60%, 06/01/27	3,570	3,491,119
3.95%, 03/15/29(a)	1,220	1,195,526
4.00%, 11/15/25	2,252	2,229,078
4.20%, 06/15/28(a)	2,730	2,696,754
NNN REIT Inc.
3.50%, 10/15/27	2,105	2,042,384
3.60%, 12/15/26	2,033	1,991,617
4.00%, 11/15/25	2,166	2,142,971
4.30%, 10/15/28	3,035	2,995,363
Omega Healthcare Investors Inc.
4.50%, 04/01/27	4,106	4,056,983
4.75%, 01/15/28	3,375	3,345,862
5.25%, 01/15/26(a)	3,324	3,324,020
Piedmont Operating Partnership LP
6.88%, 07/15/29(a)	15	15,584
9.25%, 07/20/28	2,830	3,128,868
Prologis LP
2.13%, 04/15/27	2,784	2,634,786
3.25%, 06/30/26	2,044	2,002,346
3.25%, 10/01/26(a)	2,386	2,336,103
3.38%, 12/15/27(a)	2,820	2,737,610
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.88%, 09/15/28	$3,335	$3,270,929
4.00%, 09/15/28	1,710	1,685,820
4.38%, 02/01/29	2,010	2,008,848
4.88%, 06/15/28	4,785	4,869,539
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(b)	3,180	3,248,026
Public Storage Operating Co.
0.88%, 02/15/26(a)	2,890	2,744,700
1.50%, 11/09/26(a)	3,595	3,382,277
1.85%, 05/01/28(a)	4,080	3,725,225
1.95%, 11/09/28(a)	825	748,796
3.09%, 09/15/27	3,151	3,040,031
3.39%, 05/01/29	3,305	3,176,912
5.13%, 01/15/29(a)	4,357	4,492,524
Realty Income Corp.
0.75%, 03/15/26(a)	1,911	1,799,830
2.10%, 03/15/28(a)	1,355	1,248,020
2.20%, 06/15/28(a)	3,465	3,188,537
3.00%, 01/15/27	3,719	3,589,006
3.20%, 01/15/27(a)	1,873	1,808,520
3.25%, 06/15/29(a)	3,220	3,050,487
3.40%, 01/15/28	4,210	4,064,710
3.65%, 01/15/28(a)	2,424	2,357,262
3.95%, 08/15/27	4,086	4,029,826
4.00%, 07/15/29(a)	2,480	2,419,349
4.13%, 10/15/26	3,989	3,955,612
4.45%, 09/15/26(a)	1,655	1,650,106
4.63%, 11/01/25(a)	3,131	3,125,731
4.70%, 12/15/28	2,632	2,653,830
4.75%, 02/15/29(a)	2,715	2,740,463
4.88%, 06/01/26	3,559	3,568,692
5.05%, 01/13/26(a)	3,014	3,013,874
Regency Centers LP
3.60%, 02/01/27	2,860	2,796,487
3.90%, 11/01/25(a)	1,270	1,249,351
4.13%, 03/15/28(a)	2,090	2,063,236
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28(a)	1,505	1,596,943
Rexford Industrial Realty LP, 5.00%, 06/15/28(a)	2,165	2,189,938
Sabra Health Care LP, 5.13%, 08/15/26	2,840	2,845,860
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25(a)(b)	2,797	2,744,219
3.63%, 01/28/26(a)(b)	4,387	4,315,048
3.75%, 03/23/27(a)(b)	3,115	3,045,666
Scentre Group Trust 2, 4.75%, 09/24/80, (5-year CMT + 4.379%)(b)(c)	5,082	5,026,425
Simon Property Group LP
1.38%, 01/15/27(a)	3,260	3,035,518
1.75%, 02/01/28	5,053	4,632,639
3.25%, 11/30/26(a)	4,709	4,590,448
3.30%, 01/15/26	4,625	4,544,341
3.38%, 06/15/27(a)	4,485	4,383,658
3.38%, 12/01/27(a)	4,710	4,566,906
3.50%, 09/01/25	5,818	5,748,726
Store Capital LLC
4.50%, 03/15/28	2,285	2,226,218
4.63%, 03/15/29	2,085	2,028,355
Sun Communities Operating LP
2.30%, 11/01/28	2,160	1,953,587
5.50%, 01/15/29	3,625	3,705,053
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Tanger Properties LP
3.13%, 09/01/26(a)	$1,965	$1,889,881
3.88%, 07/15/27(a)	1,835	1,782,297
Trust Fibra Uno, 5.25%, 01/30/26(a)(b)	1,997	1,988,647
UDR Inc.
2.95%, 09/01/26	1,611	1,554,827
3.50%, 07/01/27(a)	1,860	1,804,576
3.50%, 01/15/28(a)	2,020	1,948,678
4.40%, 01/26/29	2,320	2,293,022
Ventas Realty LP
3.25%, 10/15/26(a)	2,627	2,547,576
3.85%, 04/01/27	2,431	2,382,876
4.00%, 03/01/28(a)	4,020	3,932,526
4.13%, 01/15/26(a)	2,854	2,823,988
4.40%, 01/15/29	5,040	4,988,737
VICI Properties LP, 4.75%, 02/15/28	7,820	7,789,227
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	4,230	4,101,397
3.88%, 02/15/29(b)	3,760	3,568,921
4.25%, 12/01/26(b)	7,160	7,068,076
4.50%, 09/01/26(b)	2,319	2,297,739
4.50%, 01/15/28(b)	2,580	2,533,922
5.75%, 02/01/27(b)	4,204	4,255,873
WEA Finance LLC
2.88%, 01/15/27(a)(b)	4,096	3,894,345
3.50%, 06/15/29(b)	1,560	1,445,934
4.13%, 09/20/28(b)	130	125,353
Welltower OP LLC
2.05%, 01/15/29	3,188	2,863,565
2.70%, 02/15/27(a)	4,745	4,564,641
4.13%, 03/15/29	3,565	3,499,272
4.25%, 04/01/26	4,144	4,115,969
4.25%, 04/15/28	4,873	4,818,413
Weyerhaeuser Co.
4.75%, 05/15/26	4,510	4,514,877
6.95%, 10/01/27	4,290	4,567,250
WP Carey Inc.
3.85%, 07/15/29(a)	2,065	1,987,402
4.25%, 10/01/26	1,803	1,783,140
		722,458,673
Retail — 1.9%
7-Eleven Inc.
0.95%, 02/10/26(a)(b)	6,812	6,458,945
1.30%, 02/10/28(b)	6,535	5,849,641
Alimentation Couche-Tard Inc., 3.55%, 07/26/27(b)	6,434	6,241,071
AutoNation Inc.
1.95%, 08/01/28(a)	2,880	2,578,763
3.80%, 11/15/27	2,120	2,048,304
4.50%, 10/01/25	1,798	1,785,009
AutoZone Inc.
3.13%, 04/21/26(a)	1,759	1,717,082
3.75%, 06/01/27	2,983	2,927,648
3.75%, 04/18/29	3,375	3,258,635
4.50%, 02/01/28(a)	3,115	3,115,843
5.05%, 07/15/26	2,430	2,453,188
5.10%, 07/15/29(a)	4,180	4,272,744
6.25%, 11/01/28(a)	3,502	3,724,273
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,762	3,759,343
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(a)(b)	6,940	7,183,237
Security	Par (000)	Value
Retail (continued)
Costco Wholesale Corp.
1.38%, 06/20/27	$7,285	$6,778,354
3.00%, 05/18/27(a)	5,354	5,229,047
Darden Restaurants Inc., 3.85%, 05/01/27(a)	2,610	2,560,180
Dollar General Corp.
3.88%, 04/15/27(a)	2,862	2,796,306
4.13%, 05/01/28	2,391	2,333,894
4.15%, 11/01/25	2,093	2,070,882
4.63%, 11/01/27	4,152	4,124,099
5.20%, 07/05/28(a)	3,600	3,629,268
Dollar Tree Inc., 4.20%, 05/15/28	7,995	7,846,712
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)(b)	1,120	1,091,907
Genuine Parts Co.
4.95%, 08/15/29(a)	4,130	4,155,455
6.50%, 11/01/28	3,272	3,501,631
Home Depot Inc. (The)
0.90%, 03/15/28(a)	1,847	1,655,756
1.50%, 09/15/28(a)	3,500	3,161,065
2.13%, 09/15/26	5,803	5,569,321
2.50%, 04/15/27	4,380	4,202,775
2.80%, 09/14/27(a)	7,233	6,958,917
2.88%, 04/15/27	4,279	4,147,112
2.95%, 06/15/29	14,235	13,461,454
3.00%, 04/01/26	7,913	7,751,072
3.35%, 09/15/25	5,711	5,641,962
3.90%, 12/06/28(a)	4,335	4,295,725
4.00%, 09/15/25	3,891	3,873,545
4.75%, 06/25/29	10,465	10,699,292
4.88%, 06/25/27(a)	4,520	4,607,435
4.90%, 04/15/29(a)	5,150	5,291,038
4.95%, 09/30/26	4,580	4,646,413
5.15%, 06/25/26	7,070	7,181,607
InRetail Consumer, 3.25%, 03/22/28(b)	260	242,442
Lowe's Companies Inc.
1.30%, 04/15/28	6,445	5,788,355
1.70%, 09/15/28	7,302	6,571,422
2.50%, 04/15/26	8,208	7,953,485
3.10%, 05/03/27	8,799	8,508,516
3.35%, 04/01/27	4,137	4,034,796
3.38%, 09/15/25	3,996	3,942,294
3.65%, 04/05/29	12,225	11,816,003
4.40%, 09/08/25	5,645	5,622,114
4.80%, 04/01/26	5,905	5,923,102
6.50%, 03/15/29(a)	520	566,661
6.88%, 02/15/28(a)	1,515	1,631,061
McDonald's Corp.
1.45%, 09/01/25	2,456	2,378,994
3.50%, 03/01/27(a)	4,475	4,387,904
3.50%, 07/01/27	5,821	5,696,191
3.70%, 01/30/26	10,060	9,944,258
3.80%, 04/01/28(a)	6,757	6,651,495
4.80%, 08/14/28	4,082	4,156,488
5.00%, 05/17/29(a)	3,745	3,849,903
O'Reilly Automotive Inc.
3.55%, 03/15/26	2,168	2,131,874
3.60%, 09/01/27(a)	5,430	5,303,747
3.90%, 06/01/29	5,525	5,376,970
4.35%, 06/01/28	2,665	2,653,134
5.75%, 11/20/26	3,875	3,969,222
Ross Stores Inc., 0.88%, 04/15/26(a)	2,602	2,450,062

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Starbucks Corp.
2.00%, 03/12/27	$3,747	$3,538,854
2.45%, 06/15/26	2,524	2,439,323
3.50%, 03/01/28(a)	4,039	3,926,411
3.55%, 08/15/29(a)	5,100	4,925,128
4.00%, 11/15/28(a)	4,203	4,150,628
4.75%, 02/15/26	5,776	5,788,656
4.85%, 02/08/27	3,385	3,417,903
Target Corp.
1.95%, 01/15/27(a)	5,360	5,118,118
2.50%, 04/15/26(a)	5,314	5,193,095
3.38%, 04/15/29	6,070	5,894,271
TJX Companies Inc. (The)
1.15%, 05/15/28	580	520,141
2.25%, 09/15/26	5,228	5,022,712
Walmart Inc.
3.05%, 07/08/26	3,420	3,357,655
3.25%, 07/08/29(a)	2,480	2,412,665
3.70%, 06/26/28(a)	4,326	4,303,511
3.90%, 04/15/28	6,043	6,028,728
4.00%, 04/15/26(a)	4,330	4,318,115
5.88%, 04/05/27(a)	1,000	1,046,950
		389,589,307
Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(b)	5,654	5,309,298
2.97%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)(c)	4,203	4,020,817
3.96%, 07/18/30, (3-mo. LIBOR US + 1.855%)(b)(c)	5,586	5,365,116
4.00%, 09/14/26(a)(b)	6,778	6,642,217
4.13%, 10/18/32, (5-year USD ICE Swap + 1.849%)(a)(b)(c)	3,010	2,891,893
4.30%, 03/08/29, (3-mo. LIBOR US + 1.452%)(a)(b)(c)	4,467	4,395,424
4.85%, 07/27/27(b)	4,988	5,037,207
5.13%, 07/29/29(b)	5,495	5,605,407
6.56%, 10/18/27, (1-day SOFR + 1.910%)(b)(c)	6,310	6,542,694
		45,810,073
Semiconductors — 1.7%
Analog Devices Inc.
1.70%, 10/01/28	5,750	5,219,778
3.50%, 12/05/26	6,043	5,945,164
Applied Materials Inc.
3.30%, 04/01/27	7,825	7,649,011
3.90%, 10/01/25(a)	4,398	4,369,144
4.80%, 06/15/29(a)	5,090	5,204,976
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	5,213	5,045,024
3.88%, 01/15/27(a)	17,739	17,495,081
Broadcom Inc.
1.95%, 02/15/28(b)	5,031	4,624,950
3.15%, 11/15/25	5,265	5,167,334
3.46%, 09/15/26	4,962	4,858,653
4.00%, 04/15/29(b)	5,890	5,745,530
4.11%, 09/15/28(a)	6,765	6,682,555
4.75%, 04/15/29	11,808	11,897,629
5.05%, 07/12/27(a)	9,640	9,787,606
Security	Par (000)	Value
Semiconductors (continued)
5.05%, 07/12/29	$14,905	$15,195,774
Intel Corp.
1.60%, 08/12/28	2,410	2,127,502
2.60%, 05/19/26(a)	5,944	5,711,505
3.15%, 05/11/27(a)	6,102	5,842,891
3.75%, 03/25/27	6,260	6,092,470
3.75%, 08/05/27	7,752	7,526,939
4.00%, 08/05/29	480	462,054
4.88%, 02/10/26	9,140	9,126,331
4.88%, 02/10/28	11,069	11,059,739
KLA Corp., 4.10%, 03/15/29(a)	5,900	5,866,799
Lam Research Corp.
3.75%, 03/15/26	4,694	4,644,358
4.00%, 03/15/29	6,950	6,868,520
Marvell Technology Inc.
1.65%, 04/15/26(a)	3,149	2,998,997
2.45%, 04/15/28	4,720	4,362,520
4.88%, 06/22/28	3,565	3,574,446
5.75%, 02/15/29(a)	3,255	3,391,980
Microchip Technology Inc.
4.25%, 09/01/25(a)	7,261	7,203,436
5.05%, 03/15/29(a)	7,055	7,192,814
Micron Technology Inc.
4.19%, 02/15/27	5,841	5,782,838
4.98%, 02/06/26	3,146	3,154,350
5.33%, 02/06/29(a)	4,185	4,285,959
5.38%, 04/15/28	4,437	4,536,168
NVIDIA Corp.
1.55%, 06/15/28	5,918	5,417,277
3.20%, 09/16/26	6,500	6,387,000
NXP BV/NXP Funding LLC
5.35%, 03/01/26	3,133	3,151,667
5.55%, 12/01/28(a)	3,612	3,728,168
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	3,298	3,181,656
3.88%, 06/18/26(a)	4,974	4,903,424
4.30%, 06/18/29(a)	6,785	6,694,183
4.40%, 06/01/27	2,725	2,716,573
Qualcomm Inc.
1.30%, 05/20/28	2,830	2,549,340
3.25%, 05/20/27	12,315	12,012,112
Renesas Electronics Corp., 2.17%, 11/25/26(b)	5,401	5,102,072
SK Hynix Inc.
1.50%, 01/19/26(a)(b)	6,100	5,821,756
5.50%, 01/16/27(b)	300	304,510
5.50%, 01/16/29(b)	6,575	6,733,358
6.38%, 01/17/28(a)(b)	6,750	7,056,098
Skyworks Solutions Inc., 1.80%, 06/01/26	3,293	3,123,360
Texas Instruments Inc.
1.13%, 09/15/26	4,540	4,271,664
2.90%, 11/03/27(a)	1,915	1,845,007
4.60%, 02/08/27	2,295	2,319,440
4.60%, 02/15/28	6,027	6,114,756
4.60%, 02/08/29(a)	4,060	4,140,824
TSMC Arizona Corp.
1.75%, 10/25/26	7,976	7,548,582
3.88%, 04/22/27	6,275	6,181,578
4.13%, 04/22/29(a)	1,365	1,353,113
TSMC Global Ltd.
0.75%, 09/28/25(a)(b)	5,987	5,734,284
1.00%, 09/28/27(a)(b)	5,185	4,685,535
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
1.25%, 04/23/26(a)(b)	$7,236	$6,847,852
1.75%, 04/23/28(a)(b)	6,045	5,516,197
4.38%, 07/22/27(a)(b)	3,150	3,145,183
		365,287,394
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	4,025	3,652,616
3.48%, 12/01/27	3,115	3,007,254
		6,659,870
Software — 1.8%
Adobe Inc.
2.15%, 02/01/27	5,290	5,046,977
4.80%, 04/04/29(a)	5,305	5,439,148
4.85%, 04/04/27	3,145	3,196,137
Atlassian Corp., 5.25%, 05/15/29	3,115	3,184,844
Autodesk Inc., 3.50%, 06/15/27	3,542	3,456,686
Broadridge Financial Solutions Inc., 3.40%, 06/27/26(a)	3,220	3,146,728
Concentrix Corp.
6.60%, 08/02/28(a)	5,255	5,508,974
6.65%, 08/02/26	4,880	5,015,230
Constellation Software Inc./Canada, 5.16%, 02/16/29(a)(b)	2,920	2,987,210
Electronic Arts Inc., 4.80%, 03/01/26(a)	3,461	3,462,982
Fidelity National Information Services Inc.
1.15%, 03/01/26	7,562	7,175,627
1.65%, 03/01/28(a)	5,428	4,914,899
3.75%, 05/21/29	3,030	2,939,498
Fiserv Inc.
2.25%, 06/01/27(a)	6,013	5,673,975
3.20%, 07/01/26	12,188	11,900,109
3.50%, 07/01/29	19,585	18,753,827
4.20%, 10/01/28(a)	9,390	9,272,635
5.15%, 03/15/27	4,615	4,693,125
5.38%, 08/21/28(a)	4,840	4,994,210
5.45%, 03/02/28(a)	6,278	6,470,061
Intuit Inc.
1.35%, 07/15/27	3,347	3,095,481
5.13%, 09/15/28	5,267	5,442,124
5.25%, 09/15/26	4,670	4,759,499
Microsoft Corp.
2.40%, 08/08/26	24,133	23,384,919
3.13%, 11/03/25	18,080	17,835,334
3.30%, 02/06/27(a)	24,268	23,891,301
3.40%, 09/15/26	4,949	4,883,997
3.40%, 06/15/27(a)	1,609	1,585,952
Open Text Corp., 6.90%, 12/01/27(b)	6,320	6,635,880
Oracle Corp.
1.65%, 03/25/26(a)	16,831	16,069,750
2.30%, 03/25/28	12,390	11,498,524
2.65%, 07/15/26(a)	18,236	17,607,912
2.80%, 04/01/27	14,003	13,458,353
3.25%, 11/15/27	17,206	16,625,092
4.50%, 05/06/28(a)	4,957	4,981,826
5.80%, 11/10/25	6,337	6,421,147
Roper Technologies Inc.
1.00%, 09/15/25	4,299	4,136,107
1.40%, 09/15/27(a)	5,216	4,774,247
3.80%, 12/15/26	4,516	4,450,300
3.85%, 12/15/25(a)	1,899	1,881,029
Security	Par (000)	Value
Software (continued)
4.20%, 09/15/28(a)	$5,743	$5,690,500
4.50%, 10/15/29(a)	1,415	1,412,450
Salesforce Inc.
1.50%, 07/15/28	6,532	5,920,713
3.70%, 04/11/28(a)	9,512	9,369,436
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,082	4,002,671
4.95%, 03/28/28	6,183	6,267,571
5.00%, 03/28/26	4,149	4,168,352
5.40%, 06/12/29	2,375	2,446,275
VMware LLC
1.40%, 08/15/26	9,228	8,680,211
1.80%, 08/15/28	4,470	4,028,333
3.90%, 08/21/27	7,974	7,836,883
4.65%, 05/15/27	3,099	3,103,541
Workday Inc.
3.50%, 04/01/27	6,460	6,318,416
3.70%, 04/01/29	4,925	4,759,225
		384,656,233
Telecommunications — 2.8%
America Movil SAB de CV, 3.63%, 04/22/29(a)	6,032	5,794,041
AT&T Inc.
1.65%, 02/01/28	14,890	13,575,641
1.70%, 03/25/26	18,712	17,888,563
2.30%, 06/01/27(a)	15,426	14,590,498
2.95%, 07/15/26(a)	2,568	2,497,268
3.80%, 02/15/27	4,839	4,768,280
3.88%, 01/15/26(a)	2,544	2,518,160
4.10%, 02/15/28(a)	11,485	11,348,296
4.25%, 03/01/27(a)	9,165	9,130,704
4.35%, 03/01/29(a)	17,347	17,285,821
5.54%, 02/20/26	7,145	7,146,339
British Telecommunications PLC, 5.13%, 12/04/28(a)	4,399	4,490,242
Cisco Systems Inc.
2.50%, 09/20/26(a)	10,072	9,754,106
2.95%, 02/28/26(a)	4,623	4,531,902
4.80%, 02/26/27	11,235	11,417,028
4.85%, 02/26/29(a)	16,580	17,033,686
4.90%, 02/26/26	6,135	6,192,390
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	2,670	2,612,912
4.38%, 06/21/28(a)(b)	6,315	6,301,442
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(a)(b)	3,117	3,098,834
Juniper Networks Inc., 1.20%, 12/10/25(a)	2,571	2,451,625
KT Corp., 2.50%, 07/18/26(b)	260	250,153
Motorola Solutions Inc.
4.60%, 02/23/28(a)	4,964	4,979,766
4.60%, 05/23/29	5,093	5,106,499
5.00%, 04/15/29	3,240	3,301,684
NBN Co. Ltd.
1.45%, 05/05/26(a)(b)	9,596	9,131,346
1.63%, 01/08/27(a)(b)	9,045	8,469,788
5.75%, 10/06/28(a)(b)	12,090	12,702,323
Nokia OYJ, 4.38%, 06/12/27(a)	2,439	2,411,736
NTT Finance Corp.
1.16%, 04/03/26(b)	18,944	17,968,669
1.59%, 04/03/28(b)	9,765	8,845,678
4.37%, 07/27/27(b)	3,485	3,475,376
5.10%, 07/02/27(a)(b)	4,945	5,033,068

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.11%, 07/02/29(a)(b)	$6,260	$6,411,886
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,812	1,781,616
3.88%, 01/31/28(b)	755	739,349
5.00%, 10/19/25(a)(b)	9,950	9,949,731
Rogers Communications Inc.
2.90%, 11/15/26	3,532	3,405,233
3.20%, 03/15/27	5,700	5,514,340
3.63%, 12/15/25	5,212	5,131,796
5.00%, 02/15/29	10,497	10,616,681
Saudi Telecom Co., 3.89%, 05/13/29(a)(b)	5,895	5,721,976
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	1,180	1,243,304
Sprint Capital Corp., 6.88%, 11/15/28	14,380	15,575,260
Sprint LLC, 7.63%, 03/01/26	9,965	10,273,726
Telefonica Emisiones SA, 4.10%, 03/08/27(a)	7,492	7,411,009
TELUS Corp.
2.80%, 02/16/27	4,192	4,017,116
3.70%, 09/15/27	4,240	4,134,350
T-Mobile USA Inc.
1.50%, 02/15/26	6,370	6,084,908
2.05%, 02/15/28	11,862	10,928,743
2.25%, 02/15/26	11,366	10,981,616
2.40%, 03/15/29	3,742	3,416,616
2.63%, 04/15/26	7,587	7,351,238
2.63%, 02/15/29	7,940	7,322,729
3.38%, 04/15/29	15,536	14,763,533
3.75%, 04/15/27	24,754	24,304,723
4.75%, 02/01/28	10,455	10,488,027
4.80%, 07/15/28(a)	6,451	6,523,438
4.85%, 01/15/29	8,017	8,122,622
4.95%, 03/15/28(a)	6,745	6,846,917
5.38%, 04/15/27	4,411	4,426,143
Verizon Communications Inc.
0.85%, 11/20/25(a)	8,939	8,547,222
1.45%, 03/20/26(a)	11,942	11,382,686
2.10%, 03/22/28(a)	18,575	17,201,806
2.63%, 08/15/26(a)	11,335	10,954,249
3.00%, 03/22/27(a)	4,697	4,543,591
3.88%, 02/08/29	940	918,677
4.13%, 03/16/27(a)	19,505	19,351,376
4.33%, 09/21/28(a)	28,395	28,333,506
Vodafone Group PLC, 4.38%, 05/30/28(a)	4,775	4,815,013
		575,640,616
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	3,510	3,377,734
3.55%, 11/19/26(a)	4,348	4,229,745
Mattel Inc.
3.38%, 04/01/26(b)	3,785	3,677,234
3.75%, 04/01/29(a)(b)	3,870	3,676,124
5.88%, 12/15/27(a)(b)	6,110	6,175,383
		21,136,220
Transportation — 0.9%
AP Moller - Maersk A/S, 4.50%, 06/20/29(a)(b)	2,825	2,828,991
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	2,595	2,532,739
3.65%, 09/01/25	1,598	1,582,667
7.00%, 12/15/25	4,343	4,480,537
Security	Par (000)	Value
Transportation (continued)
Canadian National Railway Co.
2.75%, 03/01/26(a)	$2,448	$2,389,361
6.90%, 07/15/28	1,140	1,247,970
Canadian Pacific Railway Co.
1.75%, 12/02/26(a)	5,510	5,199,774
3.70%, 02/01/26(a)	1,280	1,260,669
4.00%, 06/01/28	2,810	2,766,240
CH Robinson Worldwide Inc., 4.20%, 04/15/28(a)	3,400	3,364,970
CSX Corp.
2.60%, 11/01/26	3,717	3,587,474
3.25%, 06/01/27(a)	4,738	4,619,031
3.35%, 11/01/25	3,278	3,230,101
3.80%, 03/01/28	4,490	4,419,848
4.25%, 03/15/29	8,502	8,485,721
FedEx Corp.
3.10%, 08/05/29(a)	6,054	5,693,279
3.25%, 04/01/26	4,322	4,234,149
3.40%, 02/15/28	2,605	2,520,199
4.20%, 10/17/28(a)	2,620	2,602,667
JB Hunt Transport Services Inc., 3.88%, 03/01/26	4,091	4,040,475
Kirby Corp., 4.20%, 03/01/28(a)	580	569,840
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)(b)	5,670	5,529,186
Norfolk Southern Corp.
2.90%, 06/15/26	3,457	3,361,877
3.15%, 06/01/27(a)	1,015	982,160
3.80%, 08/01/28(a)	2,379	2,337,628
7.80%, 05/15/27(a)	3,715	4,031,638
Ryder System Inc.
1.75%, 09/01/26(a)	1,749	1,649,972
2.85%, 03/01/27	2,860	2,743,696
2.90%, 12/01/26	1,851	1,785,782
3.35%, 09/01/25	2,045	2,013,238
4.30%, 06/15/27(a)	1,530	1,519,012
4.95%, 09/01/29(a)	885	893,682
5.25%, 06/01/28(a)	3,738	3,815,874
5.30%, 03/15/27(a)	2,135	2,170,237
5.38%, 03/15/29(a)	3,650	3,756,233
5.50%, 06/01/29	1,765	1,826,010
5.65%, 03/01/28	2,852	2,943,366
6.30%, 12/01/28(a)	2,980	3,175,702
TTX Co., 5.50%, 09/25/26(b)	1,377	1,400,739
Union Pacific Corp.
2.15%, 02/05/27	1,460	1,389,519
2.75%, 03/01/26	3,839	3,743,371
3.00%, 04/15/27(a)	3,197	3,097,689
3.70%, 03/01/29	5,219	5,115,497
3.95%, 09/10/28(a)	7,022	6,964,968
4.75%, 02/21/26	2,845	2,857,666
6.63%, 02/01/29	2,330	2,553,173
United Parcel Service Inc.
2.40%, 11/15/26	1,752	1,682,004
3.05%, 11/15/27(a)	5,706	5,504,664
3.40%, 03/15/29(a)	5,725	5,529,887
Walmart Inc.
1.05%, 09/17/26	6,952	6,549,144
1.50%, 09/22/28(a)	4,640	4,228,535
3.95%, 09/09/27	7,235	7,247,317
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
XPO Inc., 6.25%, 06/01/28(a)(b)	$4,350	$4,437,966
		178,494,134
Trucking & Leasing — 0.4%
DAE Funding LLC, 3.38%, 03/20/28(a)(b)	5,760	5,452,923
GATX Corp.
3.25%, 09/15/26(a)	1,814	1,759,680
3.50%, 03/15/28	1,075	1,032,032
3.85%, 03/30/27	1,788	1,753,831
4.55%, 11/07/28(a)	1,090	1,091,758
4.70%, 04/01/29	3,316	3,316,524
5.40%, 03/15/27(a)	1,280	1,303,808
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25(b)	4,199	4,019,249
1.70%, 06/15/26(b)	4,640	4,396,366
3.40%, 11/15/26(a)(b)	3,692	3,591,922
4.20%, 04/01/27(a)(b)	2,996	2,961,246
4.40%, 07/01/27(a)(b)	4,470	4,442,488
4.45%, 01/29/26(b)	2,352	2,338,288
5.25%, 07/01/29(a)(b)	3,930	4,008,910
5.35%, 01/12/27(b)	2,580	2,615,676
5.35%, 03/30/29(a)(b)	3,525	3,611,710
5.55%, 05/01/28(b)	4,460	4,577,259
5.70%, 02/01/28(b)	4,500	4,625,890
5.75%, 05/24/26(b)	4,305	4,364,341
5.88%, 11/15/27(a)(b)	2,932	3,034,893
6.05%, 08/01/28(b)	6,550	6,850,636
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(a)(b)	2,806	2,638,554
2.30%, 06/15/28(a)(b)	2,380	2,176,233
5.30%, 04/03/29(a)(b)	4,060	4,132,571
5.45%, 05/03/28(a)(b)	3,875	3,952,083
		84,048,871
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26(a)	1,873	1,760,636
3.38%, 01/20/27	2,030	1,920,279
		3,680,915
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27(a)	4,307	4,147,497
3.00%, 12/01/26	195	188,867
3.45%, 06/01/29(a)	4,575	4,389,155
3.75%, 09/01/28	1,550	1,515,272
Essential Utilities Inc.
3.57%, 05/01/29(a)	2,310	2,216,651
4.80%, 08/15/27	2,375	2,390,926
United Utilities PLC, 6.88%, 08/15/28	1,260	1,359,884
		16,208,252
Total Corporate Bonds & Notes — 97.4% (Cost: $20,362,004,888)		20,360,201,434
Foreign Government Obligations(f)
Canada — 0.1%
CDP Financial Inc., 4.88%, 06/05/29(b)	9,000	9,324,160
Japan — 0.0%
Development Bank of Japan Inc., 5.13%, 09/01/26(b)	20	20,343
Security	Par (000)	Value
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25(b)	$4,095	$3,974,443
South Korea — 0.4%
Korea Electric Power Corp.
4.00%, 06/14/27(a)(b)	3,530	3,502,214
4.88%, 01/31/27(a)(b)	2,190	2,213,272
5.38%, 04/06/26(b)	5,630	5,694,586
5.38%, 07/31/26(a)(b)	1,595	1,618,096
5.50%, 04/06/28(a)(b)	3,300	3,412,340
7.00%, 02/01/27(a)	2,569	2,720,838
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	5,221	4,905,973
2.25%, 07/18/26(a)(b)	3,285	3,151,850
3.13%, 07/20/27(b)	1,365	1,323,545
3.50%, 07/02/26(a)(b)	4,560	4,477,645
3.88%, 07/13/27(a)(b)	3,775	3,726,041
4.88%, 07/05/28(a)(b)	4,630	4,711,641
5.00%, 07/08/29(b)	400	410,465
Korea Housing Finance Corp.
4.63%, 02/24/28(a)(b)	4,450	4,486,848
4.88%, 08/27/27(b)	855	869,259
5.38%, 11/15/26(a)(b)	930	950,275
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)(b)	4,905	4,647,684
3.13%, 07/25/27(a)(b)	3,283	3,164,008
4.25%, 07/27/27(b)	4,105	4,080,807
4.63%, 07/29/29(b)	390	392,525
5.00%, 07/18/28(a)(b)	4,515	4,597,353
Korea National Oil Corp.
0.88%, 10/05/25(b)	370	354,814
1.25%, 04/07/26(b)	3,000	2,846,360
2.13%, 04/18/27(b)	5,000	4,716,695
2.50%, 10/24/26(b)	4,609	4,412,805
2.63%, 04/14/26(b)	1,966	1,905,733
3.25%, 10/01/25(b)	1,534	1,509,310
3.38%, 03/27/27(b)	3,000	2,924,192
4.75%, 04/03/26(b)	2,000	2,003,864
4.88%, 04/03/28(b)	3,000	3,039,927
4.88%, 04/03/29(b)	4,000	4,059,991
		92,830,956
Total Foreign Government Obligations — 0.5% (Cost: $107,027,337)		106,149,902
Total Long-Term Investments — 97.9% (Cost: $20,469,032,225)		20,466,351,336
	Shares
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(h)(i)	1,411,058,149	1,411,904,784

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(g)(h)	212,380,000	$212,380,000
Total Short-Term Securities — 7.7% (Cost: $1,623,400,109)		1,624,284,784
Total Investments — 105.6% (Cost: $22,092,432,334)		22,090,636,120
Liabilities in Excess of Other Assets — (5.6)%		(1,181,034,577)
Net Assets — 100.0%		$20,909,601,543

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$1,626,860,654	$—	$(215,110,826)(a)	$(72,204)	$227,160	$1,411,904,784	1,411,058,149	$1,846,448 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,160,000	163,220,000 (a)	—	—	—	212,380,000	212,380,000	2,286,340	—
				$(72,204)	$227,160	$1,624,284,784		$4,132,788	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 1-5 Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,360,201,434	$—	$20,360,201,434
Foreign Government Obligations	—	106,149,902	—	106,149,902
Short-Term Securities
Money Market Funds	1,624,284,784	—	—	1,624,284,784
	$1,624,284,784	$20,466,351,336	$—	$22,090,636,120
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31(a)	$2,447	$2,106,399
4.75%, 03/30/30(a)	4,894	4,924,143
5.38%, 06/15/33	2,284	2,318,251
Omnicom Group Inc.
2.45%, 04/30/30(a)	4,043	3,592,686
2.60%, 08/01/31(a)	5,054	4,405,585
4.20%, 06/01/30	4,084	4,005,794
5.30%, 11/01/34(a)	3,375	3,428,227
		24,781,085
Aerospace & Defense — 1.5%
BAE Systems PLC
1.90%, 02/15/31(b)	5,896	4,964,849
3.40%, 04/15/30(b)	8,294	7,787,762
5.25%, 03/26/31(b)	2,820	2,903,905
5.30%, 03/26/34(b)	9,500	9,743,357
Boeing Co. (The)
2.95%, 02/01/30	4,468	3,969,586
3.60%, 05/01/34	5,650	4,811,727
3.63%, 02/01/31	8,594	7,774,490
5.15%, 05/01/30	26,756	26,687,291
6.13%, 02/15/33(a)	2,410	2,508,961
6.39%, 05/01/31(a)(b)	3,705	3,902,721
6.53%, 05/01/34(b)	15,185	16,082,614
GE Capital Funding LLC, 4.55%, 05/15/32	3,005	2,971,741
General Dynamics Corp.
2.25%, 06/01/31(a)	3,043	2,665,866
3.63%, 04/01/30	6,494	6,291,374
General Electric Co., 6.75%, 03/15/32	7,712	8,726,132
HEICO Corp., 5.35%, 08/01/33	3,693	3,797,760
Howmet Aerospace Inc., 4.85%, 10/15/31	15	15,171
L3Harris Technologies Inc.
1.80%, 01/15/31	3,934	3,300,728
2.90%, 12/15/29(a)	2,763	2,552,091
5.25%, 06/01/31	5,140	5,289,010
5.35%, 06/01/34	4,570	4,687,133
5.40%, 07/31/33	9,143	9,425,409
Lockheed Martin Corp.
1.85%, 06/15/30	2,917	2,552,560
3.90%, 06/15/32(a)	4,797	4,640,447
4.75%, 02/15/34(a)	5,335	5,403,153
4.80%, 08/15/34	385	390,798
5.25%, 01/15/33	5,883	6,171,543
Northrop Grumman Corp.
4.40%, 05/01/30	4,891	4,876,439
4.70%, 03/15/33(a)	5,980	5,990,395
4.90%, 06/01/34(a)	5,865	5,920,518
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	882	1,021,089
RTX Corp.
1.90%, 09/01/31	5,956	4,973,205
2.25%, 07/01/30	6,457	5,722,131
2.38%, 03/15/32(a)	5,990	5,103,312
5.15%, 02/27/33(a)	7,403	7,590,226
6.00%, 03/15/31(a)	6,055	6,508,426
6.10%, 03/15/34	8,963	9,757,571
		217,481,491
Security	Par (000)	Value
Agriculture — 1.4%
Altria Group Inc.
2.45%, 02/04/32(a)	$10,745	$9,039,766
3.40%, 05/06/30	4,846	4,534,190
6.88%, 11/01/33	3,210	3,593,398
Archer-Daniels-Midland Co.
2.90%, 03/01/32(a)	4,804	4,280,961
3.25%, 03/27/30	5,956	5,624,851
4.50%, 08/15/33(a)	2,195	2,165,986
5.94%, 10/01/32(a)	915	1,007,679
BAT Capital Corp.
2.73%, 03/25/31(a)	7,734	6,801,863
4.74%, 03/16/32(a)	5,527	5,451,499
4.91%, 04/02/30	6,301	6,336,133
5.83%, 02/20/31(a)	4,020	4,219,486
6.00%, 02/20/34(a)	5,615	5,920,364
6.34%, 08/02/30	5,828	6,266,001
6.42%, 08/02/33(a)	7,593	8,233,256
7.75%, 10/19/32	3,607	4,211,855
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	6,394	5,661,635
Cargill Inc.
1.70%, 02/02/31(b)	3,603	3,029,325
2.13%, 04/23/30(b)	4,809	4,276,658
2.13%, 11/10/31(a)(b)	6,238	5,301,572
4.00%, 06/22/32(a)(b)	4,185	4,005,865
4.75%, 04/24/33(a)(b)	3,289	3,289,311
5.13%, 10/11/32(a)(b)	3,280	3,364,911
Imperial Brands Finance PLC
5.50%, 02/01/30(b)	2,715	2,772,109
5.88%, 07/01/34(b)	4,755	4,849,219
JT International Financial Services BV, 6.88%, 10/24/32(b)	3,220	3,641,389
Philip Morris International Inc.
1.75%, 11/01/30	4,600	3,906,564
2.10%, 05/01/30	4,491	3,959,637
5.13%, 02/15/30(a)	12,796	13,155,665
5.13%, 02/13/31(a)	7,595	7,790,926
5.25%, 02/13/34	10,755	10,996,938
5.38%, 02/15/33	13,268	13,682,558
5.50%, 09/07/30(a)	4,535	4,752,711
5.63%, 09/07/33	6,115	6,420,589
5.75%, 11/17/32	9,203	9,738,147
Viterra Finance BV
3.20%, 04/21/31(b)	3,415	3,059,509
5.25%, 04/21/32(a)(b)	1,830	1,844,800
		197,187,326
Airlines — 0.0%
Delta Air Lines Inc., 3.75%, 10/28/29	761	710,309
Southwest Airlines Co., 2.63%, 02/10/30	4,031	3,605,700
		4,316,009
Apparel — 0.2%
NIKE Inc., 2.85%, 03/27/30	9,678	9,013,958
Ralph Lauren Corp., 2.95%, 06/15/30(a)	4,930	4,564,960
Tapestry Inc.
3.05%, 03/15/32(a)	3,177	2,659,668
7.70%, 11/27/30(a)	5,855	6,234,430
7.85%, 11/27/33	7,455	7,977,055
VF Corp.
2.95%, 04/23/30(a)	4,665	4,026,780
6.00%, 10/15/33(a)	545	545,042
		35,021,893
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers — 2.6%
American Honda Finance Corp.
1.80%, 01/13/31(a)	$3,303	$2,805,344
4.60%, 04/17/30(a)	4,830	4,856,535
4.90%, 01/10/34(a)	4,575	4,616,202
5.05%, 07/10/31	3,910	3,986,430
5.85%, 10/04/30(a)	3,099	3,319,071
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	3,237	2,703,364
2.55%, 04/01/31(a)(b)	3,235	2,849,598
3.70%, 04/01/32(a)(b)	2,990	2,790,332
4.15%, 04/09/30(a)(b)	6,472	6,358,956
4.85%, 08/13/31(b)	3,830	3,840,715
5.15%, 08/11/33(a)(b)	3,503	3,590,901
5.15%, 04/02/34(a)(b)	3,160	3,209,117
Cummins Inc.
1.50%, 09/01/30(a)	5,253	4,491,821
5.15%, 02/20/34(a)	3,095	3,210,144
Daimler Trucks Finance North America LLC
2.50%, 12/14/31(a)(b)	4,770	4,088,399
5.13%, 09/25/29(a)(b)	995	1,013,861
5.38%, 01/18/34(a)(b)	2,755	2,824,243
5.38%, 06/25/34(a)(b)	2,760	2,827,293
5.50%, 09/20/33(a)(b)	4,258	4,431,826
Ford Holdings LLC, 9.30%, 03/01/30(a)	1,035	1,216,586
Ford Motor Co.
3.25%, 02/12/32	17,156	14,612,202
6.10%, 08/19/32(a)	11,440	11,754,880
7.45%, 07/16/31(a)	6,765	7,444,681
9.63%, 04/22/30(a)	2,340	2,777,442
Ford Motor Credit Co. LLC
3.63%, 06/17/31(a)	5,920	5,245,226
4.00%, 11/13/30	9,750	8,988,737
6.05%, 03/05/31(a)	5,940	6,104,903
6.13%, 03/08/34	8,045	8,140,730
7.12%, 11/07/33(a)	7,480	8,080,459
7.20%, 06/10/30(a)	5,143	5,536,016
7.35%, 03/06/30	6,935	7,508,936
General Motors Co.
5.40%, 10/15/29(a)	163	166,848
5.60%, 10/15/32(a)	7,935	8,205,601
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	6,130	5,213,859
2.70%, 06/10/31	6,040	5,198,025
3.10%, 01/12/32(a)	7,551	6,580,973
3.60%, 06/21/30(a)	7,029	6,526,944
5.60%, 06/18/31	3,780	3,868,519
5.75%, 02/08/31	5,090	5,259,644
5.85%, 04/06/30(a)	5,375	5,608,012
5.95%, 04/04/34(a)	8,120	8,403,300
6.10%, 01/07/34	9,490	9,923,348
6.40%, 01/09/33(a)	6,243	6,690,615
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	5,838	5,276,554
Hyundai Capital America
5.40%, 01/08/31(a)(b)	3,080	3,162,904
5.40%, 06/24/31(a)(b)	4,200	4,316,204
5.70%, 06/26/30(a)(b)	2,994	3,124,018
5.80%, 04/01/30(a)(b)	3,160	3,303,025
6.20%, 09/21/30(a)(b)	3,138	3,356,229
6.38%, 04/08/30(a)(b)	3,813	4,087,580
Mercedes-Benz Finance North America LLC
2.45%, 03/02/31(a)(b)	1,942	1,710,623
Security	Par (000)	Value
Auto Manufacturers (continued)
2.63%, 03/10/30(a)(b)	$3,502	$3,180,928
5.00%, 01/11/34(a)(b)	3,550	3,568,281
5.05%, 08/03/33(a)(b)	4,920	5,002,654
5.13%, 08/01/34(b)	3,850	3,886,715
8.50%, 01/18/31	9,323	11,309,198
Nissan Motor Co. Ltd., 4.81%, 09/17/30(a)(b)	14,870	14,040,838
PACCAR Financial Corp., 5.00%, 03/22/34(a)	2,160	2,225,182
Stellantis Finance U.S. Inc.
2.69%, 09/15/31(a)(b)	6,072	5,172,200
6.38%, 09/12/32(a)(b)	4,198	4,487,470
Toyota Motor Corp.
2.36%, 03/25/31(a)	3,033	2,691,983
5.12%, 07/13/33(a)	2,395	2,548,799
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	3,386	2,859,397
1.90%, 09/12/31(a)	3,207	2,687,413
2.15%, 02/13/30(a)	6,094	5,445,791
2.40%, 01/13/32(a)	2,198	1,906,136
3.38%, 04/01/30	6,184	5,877,734
4.55%, 05/17/30(a)	4,365	4,395,106
4.70%, 01/12/33(a)	3,413	3,426,101
4.80%, 01/05/34(a)	5,010	5,039,530
5.10%, 03/21/31(a)	5,225	5,386,109
5.55%, 11/20/30	4,195	4,434,337
Volkswagen Group of America Finance LLC
3.75%, 05/13/30(a)(b)	3,436	3,258,902
5.60%, 03/22/34(a)(b)	3,515	3,611,151
5.90%, 09/12/33(a)(b)	3,270	3,428,043
6.45%, 11/16/30(a)(b)	3,960	4,258,377
		369,336,150
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(a)	5,036	4,498,696
BorgWarner Inc., 5.40%, 08/15/34(a)	1,020	1,024,995
Lear Corp.
2.60%, 01/15/32	2,310	1,959,386
3.50%, 05/30/30(a)	2,567	2,393,372
LG Energy Solution Ltd., 5.50%, 07/02/34(b)	420	425,811
Magna International Inc.
2.45%, 06/15/30(a)	5,088	4,551,852
5.50%, 03/21/33(a)	3,256	3,421,592
		18,275,704
Banks — 23.4%
ABN AMRO Bank NV, 3.32%, 03/13/37, (5-year CMT + 1.900%)(b)(c)	4,726	4,045,499
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)(c)	5,095	5,270,393
ANZ New Zealand International Ltd./London, 2.55%, 02/13/30(b)	3,483	3,162,121
ASB Bank Ltd.
2.38%, 10/22/31(b)	2,385	2,032,366
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)(c)	2,345	2,354,054
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35, (5-year CMT + 1.700%)(b)(c)	8,336	7,126,742
5.73%, 09/18/34, (5-year CMT + 1.618%)(b)(c)	130	132,859
6.74%, 12/08/32(a)(b)	7,378	8,087,473

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(c)	$6,103	$6,350,042
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	4,605	5,213,332
Banco de Chile, 2.99%, 12/09/31(a)(b)	1,150	1,018,281
Banco de Credito e Inversiones SA, 2.88%, 10/14/31(b)	1,855	1,634,015
Banco Nacional de Panama, 2.50%, 08/11/30(b)	7,050	5,758,580
Banco Santander Chile, 3.18%, 10/26/31(a)(b)	1,990	1,786,816
Banco Santander SA
2.75%, 12/03/30(a)	8,785	7,646,441
2.96%, 03/25/31(a)	4,266	3,794,834
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	5,449	4,696,587
3.49%, 05/28/30(a)	5,252	4,896,269
5.44%, 07/15/31(a)	7,560	7,786,399
6.35%, 03/14/34(a)	6,650	6,968,840
6.92%, 08/08/33(a)	11,595	12,563,569
6.94%, 11/07/33(a)	10,365	11,788,879
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(b)(c)	5,255	4,541,841
5.50%, 09/21/33(a)(b)	4,480	4,614,968
5.65%, 07/05/34(a)(b)	4,455	4,657,163
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	16,849	14,425,750
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	15,472	13,167,517
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	22,350	19,024,784
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	12,423	10,293,341
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(c)	21,097	18,901,341
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	19,440	16,815,268
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	18,411	16,515,652
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	27,178	23,872,132
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(c)	11,219	10,305,905
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(c)	26,682	23,521,763
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	14,998	13,614,416
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	24,389	23,860,079
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	25,588	25,886,086
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	29,708	30,469,471
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	12,435	12,461,955
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	29,765	30,807,680
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	22,435	23,844,307
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	12,160	10,669,106
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	6,977	5,953,545
5.51%, 06/04/31(a)	5,405	5,621,981
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31(a)	2,393	2,013,091
1.80%, 07/28/31(a)	2,991	2,505,319
2.50%, 01/26/32(a)	2,464	2,140,639
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)(c)	4,115	3,974,706
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	4,343	4,302,786
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	5,861	5,909,867
4.98%, 03/14/30, (1-day SOFR +1.085%)(c)	200	204,657
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	5,820	5,948,451
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	6,730	6,874,144
5.61%, 07/21/39, (1-day SOFR +1.770%)(c)	690	715,183
Security	Par (000)	Value
Banks (continued)
5.83%, 10/25/33, (1-day SOFR + 2.074%)(c)	$8,957	$9,541,371
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	6,819	7,585,638
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,280	1,122,528
Bank of Nova Scotia (The)
2.15%, 08/01/31(a)	3,380	2,892,475
2.45%, 02/02/32	4,946	4,246,014
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	6,985	6,550,221
4.85%, 02/01/30(a)	6,405	6,504,524
5.65%, 02/01/34(a)	6,165	6,497,368
BankUnited Inc., 5.13%, 06/11/30(a)	1,488	1,446,890
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	5,222	4,620,066
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)(c)	5,378	4,647,992
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	7,218	6,222,757
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	5,418	4,878,257
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	5,617	5,808,807
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	12,898	13,702,560
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	9,545	10,461,654
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(c)	9,445	10,363,100
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	12,389	14,116,819
BNP Paribas SA
2.59%, 08/12/35, (5-year CMT + 2.050%)(a)(b)(c)	8,090	6,959,725
2.87%, 04/19/32, (1-day SOFR + 1.387%)(b)(c)	12,667	11,086,073
3.05%, 01/13/31, (1-day SOFR + 1.507%)(b)(c)	7,550	6,899,817
3.13%, 01/20/33, (1-day SOFR + 1.561%)(a)(b)(c)	6,973	6,119,012
5.74%, 02/20/35, (1-day SOFR + 1.880%)(a)(b)(c)	11,220	11,671,363
5.89%, 12/05/34, (1-day SOFR + 1.866%)(b)(c)	15,275	16,214,357
BPCE SA
2.28%, 01/20/32, (1-day SOFR + 1.312%)(b)(c)	6,847	5,714,548
2.70%, 10/01/29(a)(b)	4,068	3,705,184
3.12%, 10/19/32, (1-day SOFR + 1.730%)(b)(c)	5,931	5,036,192
3.65%, 01/14/37, (5-year CMT + 1.900%)(b)(c)	2,140	1,840,167
5.75%, 07/19/33, (1-day SOFR + 2.865%)(b)(c)	5,543	5,643,971
5.94%, 05/30/35, (1-day SOFR + 1.850%)(b)(c)	6,550	6,764,042
6.51%, 01/18/35, (1-year CMT + 2.791%)(b)(c)	6,720	6,980,972
7.00%, 10/19/34, (1-day SOFR + 2.590%)(b)(c)	9,668	10,698,594
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR +2.260%)(b)(c)	4,250	4,427,373
6.84%, 09/13/34, (1-day SOFR + 2.770%)(b)(c)	3,820	4,196,075
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	5,423	4,998,046
6.09%, 10/03/33	6,510	7,001,789
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citibank NA, 5.57%, 04/30/34	$11,290	$11,858,637
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	11,043	9,435,723
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)(c)	17,632	15,273,316
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	21,535	19,155,701
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)(c)	13,689	12,330,658
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	13,450	12,382,406
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	18,295	16,097,928
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	18,285	16,877,852
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	25,059	24,648,719
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)(c)	15,208	15,126,733
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	15,280	15,703,232
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)(c)	15,414	15,842,035
5.88%, 02/22/33	3,161	3,319,125
6.00%, 10/31/33(a)	4,300	4,594,941
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	19,158	20,223,105
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	16,960	18,373,800
6.63%, 06/15/32	6,354	6,969,433
Citizens Financial Group Inc.
2.50%, 02/06/30	1,547	1,364,289
2.64%, 09/30/32(a)	2,515	2,043,093
3.25%, 04/30/30(a)	4,046	3,706,283
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)(c)	2,160	2,085,320
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	5,660	5,777,237
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)(c)	4,870	5,263,002
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	2,233	2,066,168
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,113	3,497,620
2.69%, 03/11/31(a)(b)	8,325	7,215,484
3.61%, 09/12/34, (5-year CMT + 2.050%)(b)(c)	6,510	6,073,889
3.78%, 03/14/32(a)(b)	6,770	6,199,412
5.84%, 03/13/34(b)	7,055	7,354,729
Cooperatieve Rabobank UA, 3.76%, 04/06/33, (1-year CMT + 1.420%)(b)(c)	5,538	5,105,653
Credit Agricole SA
3.25%, 01/14/30(b)	6,312	5,796,730
5.37%, 03/11/34(b)	5,475	5,616,198
5.51%, 07/05/33(a)(b)	5,635	5,917,725
6.25%, 01/10/35, (1-day SOFR + 2.670%)(b)(c)	9,975	10,467,569
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)(c)	5,185	4,537,963
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	8,550	7,853,474
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	7,250	6,411,062
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	6,945	5,945,122
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)(c)	2,375	2,405,937
7.08%, 02/10/34, (1-day SOFR + 3.650%)(c)	8,900	9,415,728
Discover Bank, 2.70%, 02/06/30	2,368	2,107,730
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(c)	3,408	3,214,066
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	4,880	5,013,794
Security	Par (000)	Value
Banks (continued)
First Horizon Bank, 5.75%, 05/01/30(a)	$1,794	$1,802,258
Goldman Sachs Capital I, 6.35%, 02/15/34	2,050	2,225,615
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	16,346	13,741,654
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	24,989	21,277,264
2.60%, 02/07/30	13,406	12,166,896
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	23,159	20,139,498
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	18,720	16,159,091
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	24,908	22,032,501
3.80%, 03/15/30	16,474	15,883,615
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	16,570	16,881,476
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	18,245	19,273,314
6.13%, 02/15/33	6,069	6,720,074
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	8,625	9,567,987
HBOS PLC, 6.00%, 11/01/33(b)	460	471,374
HSBC Capital Funding Dollar 1 LP, 10.18%, (3-mo. LIBOR US + 4.980%)(a)(b)(c)(d)	4,730	5,871,113
HSBC Holdings PLC
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)(c)	9,616	8,357,694
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	18,930	16,440,860
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)(c)	9,610	8,626,305
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	10,547	9,168,092
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	11,978	11,550,036
4.95%, 03/31/30	15,818	16,086,589
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	14,912	15,289,856
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	7,880	8,214,696
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)(c)	10,970	11,385,736
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	13,521	14,539,311
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)(c)	11,905	12,720,714
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	11,945	13,384,641
7.63%, 05/17/32(a)	1,655	1,889,790
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	11,972	13,972,094
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)(c)	2,886	2,303,989
2.55%, 02/04/30	4,177	3,715,077
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	2,033	1,986,998
5.71%, 02/02/35, (1-day SOFR + 1.870%)(a)(c)	6,260	6,416,342
Huntington National Bank (The), 5.65%, 01/10/30	4,925	5,101,204
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	3,972	3,482,981
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)(c)	4,975	4,772,811
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	8,090	8,333,484
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	8,125	8,692,930
Intesa Sanpaolo SpA
6.63%, 06/20/33(b)	7,440	7,978,666
7.20%, 11/28/33(a)(b)	9,230	10,320,786
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)(c)	7,348	8,382,699
Series NR, 4.00%, 09/23/29(b)	50	47,550

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(c)	$8,836	$7,478,802
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	18,070	15,261,552
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	16,354	14,675,518
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	18,303	15,829,128
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(a)(c)	20,727	18,143,926
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(c)	21,940	20,088,851
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(c)	17,758	16,152,043
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	21,081	18,667,241
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(c)	17,907	17,849,405
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	15,101	14,906,352
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)(c)	26,572	26,718,290
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	14,755	15,141,962
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	17,706	18,234,191
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)(c)	26,860	27,711,352
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(c)	20,806	21,763,432
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	18,050	19,171,642
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)(c)	18,055	19,789,860
8.75%, 09/01/30	2,800	3,385,160
KBC Group NV, 6.32%, 09/21/34, (1-year CMT + 2.050%)(a)(b)(c)	5,685	6,100,798
KeyBank NA, 5.00%, 01/26/33	5,868	5,718,988
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	4,270	4,047,602
KeyCorp
2.55%, 10/01/29(a)	102	91,342
4.79%, 06/01/33, (1-day SOFR + 2.060%)(a)(c)	4,503	4,339,809
6.40%, 03/06/35, (1-day SOFR + 2.420%)(a)(c)	4,390	4,703,850
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(a)(b)	5,325	5,272,622
Kookmin Bank, 2.50%, 11/04/30(b)	1,010	876,258
Lloyds Banking Group PLC
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	6,950	6,898,348
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	11,955	12,355,257
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	5,905	6,832,384
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)(c)	6,138	5,956,599
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)(c)	1,530	1,589,232
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)(c)	4,658	4,019,940
3.62%, 06/03/30(a)(b)	3,833	3,541,020
6.80%, 01/18/33(a)(b)	5,918	6,424,934
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)(c)	5,340	4,582,735
2.87%, 01/14/33, (1-day SOFR + 1.532%)(b)(c)	7,128	6,095,026
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)(c)	3,505	3,343,781
Security	Par (000)	Value
Banks (continued)
4.65%, 03/27/29, (3-mo. LIBOR US + 1.727%)(b)(c)	$—	$—
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(c)	4,895	5,012,314
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)(c)	4,475	4,682,906
6.26%, 12/07/34, (1-day SOFR + 2.303%)(a)(b)(c)	6,505	6,990,709
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	7,079	6,133,962
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	9,980	8,506,025
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	4,147	3,555,113
2.56%, 02/25/30(a)	6,349	5,725,921
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	5,815	5,082,688
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	4,130	3,986,915
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	8,783	8,921,130
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	5,751	5,966,377
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	10,745	11,096,704
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	7,598	7,892,313
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)(c)	4,360	4,526,624
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)(c)	2,850	2,956,243
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. SOFR + 1.532%)(a)(c)	4,570	3,896,224
2.17%, 05/22/32, (1-year CMT + 0.870%)(c)	3,791	3,179,108
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(c)	5,659	4,902,404
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)(c)	3,235	2,723,877
2.56%, 09/13/31	5,458	4,611,839
2.59%, 05/25/31, (3-mo. SOFR + 1.332%)(a)(c)	2,883	2,566,851
2.87%, 09/13/30, (3-mo. SOFR + 1.572%)(c)	2,729	2,495,991
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	4,330	4,505,286
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	4,245	4,401,592
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	4,323	4,510,916
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	3,975	4,152,791
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5,248	5,509,530
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,555	6,885,162
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	17,471	14,540,022
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	15,475	12,915,586
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	21,708	18,370,324
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	18,270	15,061,328
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	15,987	13,709,339
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	21,377	19,353,699
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)(c)	15,672	13,782,949
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	16,344	15,507,603
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	12,418	12,388,000
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)(c)	19,158	19,481,087
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)(c)	12,020	11,921,677
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	13,295	13,580,815
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)(c)	$15,065	$15,476,133
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)(c)	17,480	18,011,769
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	13,760	14,555,033
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)(c)	9,085	9,377,365
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	11,655	12,069,802
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)(c)	17,960	19,659,750
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	12,705	14,171,103
7.25%, 04/01/32	6,424	7,535,758
National Australia Bank Ltd.
2.33%, 08/21/30(b)	8,405	7,220,730
2.99%, 05/21/31(a)(b)	6,905	6,052,561
3.35%, 01/12/37, (5-year CMT + 1.7000%)(b)(c)	6,405	5,591,587
4.95%, 01/10/34(a)(b)	4,685	4,739,423
5.18%, 06/11/34(a)(b)	6,895	7,098,464
6.43%, 01/12/33(b)	7,493	8,055,891
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)(c)	4,117	3,621,799
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	9,895	10,337,031
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	5,998	6,388,886
Norinchukin Bank (The)
2.08%, 09/22/31(a)(b)	8,395	6,879,943
5.07%, 09/14/32(b)	1,665	1,661,872
Northern Trust Corp.
1.95%, 05/01/30	5,535	4,883,966
6.13%, 11/02/32(a)	5,693	6,239,152
PNC Bank NA, 2.70%, 10/22/29	1,828	1,658,561
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)(c)	5,740	4,915,777
2.55%, 01/22/30(a)	11,529	10,476,814
4.63%, 06/06/33, (1-day SOFR + 1.850%)(c)	5,363	5,176,140
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	9,243	9,239,317
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)(c)	6,480	6,636,595
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,395	9,804,881
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	4,681	4,955,728
6.04%, 10/28/33, (1-day SOFR + 2.140%)(a)(c)	9,188	9,771,897
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)(c)	13,725	15,452,931
Royal Bank of Canada
2.30%, 11/03/31	8,717	7,522,164
3.88%, 05/04/32	5,903	5,605,698
5.00%, 02/01/33	10,311	10,522,197
5.00%, 05/02/33(a)	5,591	5,731,744
5.15%, 02/01/34	8,722	8,939,176
Santander Holdings USA Inc.
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	3,050	3,162,665
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	3,346	3,730,377
Santander U.K. Group Holdings PLC, 2.90%, 03/15/32, (1-day SOFR + 1.475%)(c)	2,750	2,399,600
Security	Par (000)	Value
Banks (continued)
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(b)	$1,665	$1,575,941
5.75%, 04/15/34(a)(b)	2,470	2,528,511
Societe Generale SA
2.89%, 06/09/32, (1-year CMT + 1.300%)(b)(c)	6,699	5,700,174
3.00%, 01/22/30(a)(b)	6,422	5,787,409
3.34%, 01/21/33, (1-year CMT + 1.600%)(a)(b)(c)	5,441	4,720,345
3.65%, 07/08/35, (5-year CMT + 3.000%)(a)(b)(c)	1,675	1,482,142
6.07%, 01/19/35, (1-year CMT + 2.100%)(a)(b)(c)	8,685	9,004,572
6.22%, 06/15/33, (1-year CMT + 3.200%)(a)(b)(c)	7,748	7,957,993
6.69%, 01/10/34, (1-year CMT + 2.950%)(b)(c)	9,040	9,689,077
Standard Chartered Bank, 8.00%, 05/30/31(a)(b)	1,770	1,983,890
Standard Chartered PLC
2.68%, 06/29/32, (1-year CMT + 1.200%)(b)(c)	7,375	6,314,180
3.27%, 02/18/36, (5-year CMT + 2.300%)(b)(c)	6,470	5,708,740
3.60%, 01/12/33, (1-year CMT + 1.900%)(b)(c)	4,460	3,919,819
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)(c)	11,253	11,094,858
5.91%, 05/14/35, (1-year CMT + 1.450%)(b)(c)	8,505	8,799,778
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(b)(c)	9,260	9,779,303
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(b)(c)	6,048	6,480,429
State Street Corp.
2.20%, 03/03/31(a)	4,349	3,784,929
2.40%, 01/24/30(a)	3,951	3,603,346
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	3,003	2,616,962
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	2,737	2,502,571
3.15%, 03/30/31, (1-day SOFR + 2.650%)(c)	3,177	2,968,027
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	4,486	4,314,747
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	2,585	2,536,933
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	4,479	4,473,404
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(c)	5,895	6,032,390
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	3,680	3,950,585
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	2,475	2,058,506
2.13%, 07/08/30	8,821	7,662,638
2.14%, 09/23/30(a)	4,631	3,997,505
2.22%, 09/17/31	5,420	4,576,352
2.75%, 01/15/30(a)	7,691	6,984,415
5.42%, 07/09/31	4,835	5,010,644
5.56%, 07/09/34	5,805	6,047,610
5.71%, 01/13/30	8,005	8,392,614
5.77%, 01/13/33	11,080	11,757,652
5.78%, 07/13/33	4,605	4,892,164
5.81%, 09/14/33(a)	9,220	9,860,654
5.85%, 07/13/30(a)	4,130	4,366,969
Sumitomo Mitsui Trust Bank Ltd., 5.35%, 03/07/34(a)(b)	3,595	3,726,367

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	$7,221	$6,126,205
2.45%, 01/12/32	5,012	4,325,962
3.20%, 03/10/32	10,073	9,069,776
4.46%, 06/08/32(a)	12,683	12,402,868
Truist Bank, 2.25%, 03/11/30	6,921	6,019,050
Truist Financial Corp.
1.95%, 06/05/30	4,026	3,475,998
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)(c)	6,080	5,879,477
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)(c)	8,970	8,921,685
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	6,145	6,206,356
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	12,235	12,671,666
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	10,518	10,990,185
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	4,645	4,939,900
U.S. Bancorp
1.38%, 07/22/30(a)	6,373	5,363,915
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	7,450	6,163,051
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	4,501	3,875,744
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	12,152	11,946,270
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	7,610	7,472,905
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	12,152	12,641,449
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	10,916	11,468,771
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	9,773	10,267,517
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)(c)	11,509	9,627,264
2.75%, 02/11/33, (1-year CMT + 1.100%)(b)(c)	10,090	8,598,374
3.09%, 05/14/32, (1-day SOFR + 1.730%)(b)(c)	19,001	16,821,145
4.19%, 04/01/31, (1-day SOFR + 3.730%)(a)(b)(c)	18,080	17,470,741
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)(c)	9,863	9,801,353
5.70%, 02/08/35, (1-year CMT + 1.770%)(b)(c)	14,465	15,003,107
5.96%, 01/12/34, (1-year CMT + 2.200%)(b)(c)	14,040	14,753,101
6.30%, 09/22/34, (1-year CMT + 2.000%)(a)(b)(c)	11,435	12,337,587
6.54%, 08/12/33, (1-day SOFR + 3.920%)(b)(c)	18,455	20,016,354
9.02%, 11/15/33, (1-day SOFR + 5.020%)(b)(c)	12,768	15,881,143
UniCredit SpA, 3.13%, 06/03/32, (1-year CMT + 1.550%)(a)(b)(c)	5,526	4,853,131
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(c)	17,764	15,939,038
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(c)	20,953	19,206,904
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	24,588	22,123,679
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(c)	16,137	15,971,456
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	25,893	25,766,898
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(c)	23,330	23,909,224
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)(c)	18,695	19,292,401
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	26,276	27,116,870
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	20,185	22,229,207
Series B, 7.95%, 11/15/29	1,104	1,265,256
Security	Par (000)	Value
Banks (continued)
Westpac Banking Corp.
2.15%, 06/03/31	$5,666	$4,906,619
2.65%, 01/16/30	3,750	3,450,863
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	8,355	7,190,503
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	6,953	5,967,155
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)(c)	5,568	5,646,301
6.82%, 11/17/33	4,805	5,362,164
Zions Bancorp NA, 3.25%, 10/29/29(a)	828	725,605
		3,342,946,702
Beverages — 1.5%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	11,168	10,728,809
4.90%, 01/23/31(a)	4,823	4,951,204
5.00%, 06/15/34(a)	4,885	5,009,866
6.63%, 08/15/33(a)	1,255	1,416,217
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 06/15/33(b)	4,503	4,537,310
Becle SAB de CV, 2.50%, 10/14/31(b)	5,030	4,122,003
Brown-Forman Corp., 4.75%, 04/15/33	4,195	4,234,898
Cia Cervecerias Unidas SA, 3.35%, 01/19/32(b)	1,480	1,305,880
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	8,014	6,689,968
1.65%, 06/01/30	8,987	7,814,191
2.00%, 03/05/31	4,582	3,984,450
2.25%, 01/05/32(a)	12,101	10,592,090
3.45%, 03/25/30	7,583	7,303,035
4.65%, 08/14/34	2,565	2,585,515
5.00%, 05/13/34(a)	6,430	6,684,893
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	3,405	3,542,915
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(a)	3,220	2,627,098
2.75%, 01/22/30	6,464	5,931,559
Constellation Brands Inc.
2.25%, 08/01/31	6,310	5,377,948
2.88%, 05/01/30	3,942	3,599,748
3.15%, 08/01/29	43	39,828
4.75%, 05/09/32(a)	4,468	4,451,483
4.90%, 05/01/33	4,973	4,956,689
Diageo Capital PLC
2.00%, 04/29/30(a)	6,521	5,751,745
2.13%, 04/29/32	4,930	4,154,410
5.50%, 01/24/33	4,580	4,838,785
5.63%, 10/05/33	5,510	5,875,771
JDE Peet's NV, 2.25%, 09/24/31(b)	3,417	2,831,796
Keurig Dr Pepper Inc.
2.25%, 03/15/31(a)	3,207	2,768,105
3.20%, 05/01/30(a)	4,941	4,605,355
4.05%, 04/15/32(a)	5,490	5,280,489
5.30%, 03/15/34	4,120	4,246,604
Series 10, 5.20%, 03/15/31	3,210	3,311,002
PepsiCo Inc.
1.40%, 02/25/31(a)	4,789	4,005,604
1.63%, 05/01/30	6,591	5,736,550
1.95%, 10/21/31	7,622	6,534,262
2.75%, 03/19/30	9,486	8,786,448
3.00%, 10/15/27	—	—
3.90%, 07/18/32	7,555	7,330,511
4.45%, 02/15/33(a)	5,853	6,048,168
4.80%, 07/17/34	4,500	4,586,820
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	$2,920	$2,944,180
Pernod Ricard International Finance LLC, 1.63%, 04/01/31(a)(b)	5,964	4,915,337
		207,039,539
Biotechnology — 0.9%
Amgen Inc.
2.00%, 01/15/32(a)	6,106	5,099,640
2.30%, 02/25/31(a)	7,828	6,821,829
2.45%, 02/21/30	8,329	7,520,988
3.35%, 02/22/32	6,155	5,637,541
4.20%, 03/01/33	4,679	4,478,637
5.25%, 03/02/30	17,100	17,713,843
5.25%, 03/02/33	24,985	25,676,514
Biogen Inc., 2.25%, 05/01/30	9,447	8,339,424
Bio-Rad Laboratories Inc., 3.70%, 03/15/32(a)	5,170	4,739,752
CSL Finance PLC
4.25%, 04/27/32(b)	6,325	6,151,949
5.11%, 04/03/34(a)(b)	3,375	3,445,896
Gilead Sciences Inc.
1.65%, 10/01/30	6,385	5,433,341
5.25%, 10/15/33	5,701	5,938,046
Illumina Inc., 2.55%, 03/23/31(a)	3,374	2,888,956
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	7,797	6,665,657
Royalty Pharma PLC
2.15%, 09/02/31(a)	3,885	3,258,679
2.20%, 09/02/30	6,402	5,546,334
5.40%, 09/02/34(a)	2,845	2,876,872
		128,233,898
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31	4,514	4,015,832
2.72%, 02/15/30	12,067	11,045,350
5.90%, 03/15/34(a)	5,499	5,931,752
Cemex SAB de CV
3.88%, 07/11/31(a)(b)	3,640	3,312,202
5.20%, 09/17/30(b)	115	113,950
5.45%, 11/19/29(b)	240	240,969
CRH America Finance Inc., 5.40%, 05/21/34	4,790	4,934,171
Eagle Materials Inc., 2.50%, 07/01/31	4,533	3,938,562
Fortune Brands Innovations Inc.
4.00%, 03/25/32(a)	2,820	2,649,087
5.88%, 06/01/33(a)	3,611	3,819,540
GCC SAB de CV, 3.61%, 04/20/32(b)	395	350,487
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30(a)	7,829	6,716,342
2.00%, 09/16/31	2,857	2,392,818
4.90%, 12/01/32(a)	2,395	2,419,751
Martin Marietta Materials Inc.
2.40%, 07/15/31	5,312	4,568,954
Series CB, 2.50%, 03/15/30(a)	3,377	3,047,786
Masco Corp.
2.00%, 10/01/30(a)	1,731	1,481,284
2.00%, 02/15/31(a)	3,629	3,072,701
Mohawk Industries Inc., 3.63%, 05/15/30(a)	2,257	2,142,301
Owens Corning
3.50%, 02/15/30	245	230,361
3.88%, 06/01/30(a)	2,280	2,184,696
Security	Par (000)	Value
Building Materials (continued)
5.70%, 06/15/34(a)	$5,300	$5,531,548
Trane Technologies Financing Ltd.
5.10%, 06/13/34	3,490	3,584,796
5.25%, 03/03/33	4,200	4,354,140
UltraTech Cement Ltd., 2.80%, 02/16/31(a)(b)	2,360	2,050,520
Vulcan Materials Co., 3.50%, 06/01/30(a)	5,114	4,841,401
		88,971,301
Chemicals — 1.3%
Air Liquide Finance SA, 2.25%, 09/10/29(a)(b)	1,824	1,659,097
Air Products and Chemicals Inc.
2.05%, 05/15/30	6,092	5,406,642
4.75%, 02/08/31(a)	4,280	4,375,936
4.80%, 03/03/33(a)	3,961	4,042,814
4.85%, 02/08/34(a)	6,905	7,009,214
Albemarle Corp., 5.05%, 06/01/32(a)	4,015	3,968,101
Alpek SAB de CV
3.25%, 02/25/31(b)	4,120	3,634,910
4.25%, 09/18/29(b)	565	539,314
Bayport Polymers LLC, 5.14%, 04/14/32(a)(b)	1,295	1,185,306
Cabot Corp., 5.00%, 06/30/32(a)	2,910	2,911,241
Celanese U.S. Holdings LLC
6.38%, 07/15/32(a)	6,215	6,569,520
6.55%, 11/15/30	6,650	7,131,467
6.70%, 11/15/33(a)	6,350	6,864,352
CF Industries Inc., 5.15%, 03/15/34	2,510	2,502,675
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	5,746	5,034,864
5.15%, 02/15/34(a)	4,000	4,042,977
6.30%, 03/15/33(a)	3,943	4,290,862
7.38%, 11/01/29	3,957	4,471,921
Eastman Chemical Co.
5.63%, 02/20/34	4,085	4,205,253
5.75%, 03/08/33(a)	3,388	3,528,673
Ecolab Inc.
1.30%, 01/30/31(a)	4,238	3,499,592
2.13%, 02/01/32(a)	4,460	3,819,298
4.80%, 03/24/30	4,805	4,914,140
EIDP Inc.
2.30%, 07/15/30(a)	3,927	3,512,355
4.80%, 05/15/33(a)	1,795	1,799,785
FMC Corp., 5.65%, 05/18/33(a)	3,402	3,480,015
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)(b)	4,445	3,853,922
4.40%, 03/30/32(b)	715	668,075
Huntsman International LLC, 2.95%, 06/15/31	3,024	2,576,480
International Flavors & Fragrances Inc., 2.30%, 11/01/30(a)(b)	8,223	7,129,651
LG Chem Ltd., 2.38%, 07/07/31(a)(b)	3,340	2,835,103
Linde Inc./CT, 1.10%, 08/10/30(a)	5,198	4,374,623
LYB International Finance III LLC
2.25%, 10/01/30(a)	3,859	3,377,084
5.50%, 03/01/34(a)	4,534	4,647,861
5.63%, 05/15/33(a)	3,946	4,142,429
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,380	3,502,931
Mosaic Co. (The), 5.45%, 11/15/33(a)	210	214,320
NewMarket Corp., 2.70%, 03/18/31	2,898	2,522,864
Nutrien Ltd.
2.95%, 05/13/30(a)	3,881	3,571,178
5.40%, 06/21/34(a)	3,245	3,306,692
OCI NV, 6.70%, 03/16/33(a)(b)	3,972	4,094,212

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(a)(b)	$3,315	$2,816,711
PPG Industries Inc., 2.55%, 06/15/30(a)	2,369	2,140,566
RPM International Inc., 2.95%, 01/15/32(a)	2,361	2,048,261
Sherwin-Williams Co. (The)
2.20%, 03/15/32(a)	3,538	2,997,242
2.30%, 05/15/30	3,957	3,523,499
4.80%, 09/01/31(a)	295	296,829
Sociedad Quimica y Minera de Chile SA, 6.50%, 11/07/33(a)(b)	2,600	2,797,683
Solvay Finance America LLC, 5.85%, 06/04/34(b)	2,750	2,840,245
Westlake Corp., 3.38%, 06/15/30(a)	2,593	2,425,993
Yara International ASA
3.15%, 06/04/30(b)	5,002	4,476,880
7.38%, 11/14/32(a)(b)	3,815	4,290,702
		185,872,360
Commercial Services — 1.3%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31(b)	1,312	1,149,788
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,045	1,720,833
3.83%, 02/02/32(b)	200	172,088
Ashtead Capital Inc.
2.45%, 08/12/31(b)	4,510	3,785,433
5.50%, 08/11/32(b)	4,584	4,630,402
5.55%, 05/30/33(b)	3,805	3,847,612
5.80%, 04/15/34(a)(b)	5,365	5,524,379
5.95%, 10/15/33(b)	4,890	5,072,947
Automatic Data Processing Inc., 1.25%, 09/01/30	6,453	5,476,359
Block Financial LLC, 3.88%, 08/15/30(a)	3,995	3,789,861
Cintas Corp. No. 2, 4.00%, 05/01/32	3,780	3,658,342
CK Hutchison International 23 Ltd., 4.88%, 04/21/33(a)(b)	6,890	6,894,341
Cornell University, 4.84%, 06/15/34(a)	2,860	2,927,949
DP World Crescent Ltd., 3.75%, 01/30/30(a)(b)	3,950	3,766,638
Emory University, Series 2020, 2.14%, 09/01/30(a)	1,222	1,081,556
Equifax Inc.
2.35%, 09/15/31(a)	6,265	5,359,223
3.10%, 05/15/30	3,790	3,504,916
ERAC USA Finance LLC
4.90%, 05/01/33(a)(b)	6,533	6,574,131
6.70%, 06/01/34(a)(b)	180	204,590
Experian Finance PLC, 2.75%, 03/08/30(b)	4,636	4,260,415
Global Payments Inc.
2.90%, 05/15/30	6,249	5,625,191
2.90%, 11/15/31	4,651	4,047,720
5.40%, 08/15/32(a)	4,493	4,582,362
GXO Logistics Inc.
2.65%, 07/15/31(a)	2,874	2,415,472
6.50%, 05/06/34	3,205	3,329,284
Johns Hopkins University, 4.71%, 07/01/32(a)	1,410	1,428,040
Moody's Corp.
2.00%, 08/19/31(a)	3,971	3,368,791
4.25%, 08/08/32(a)	3,125	3,039,769
5.00%, 08/05/34	3,095	3,129,178
PayPal Holdings Inc.
2.30%, 06/01/30	6,488	5,805,502
4.40%, 06/01/32(a)	6,138	6,091,456
Security	Par (000)	Value
Commercial Services (continued)
5.15%, 06/01/34	$4,315	$4,431,926
Quanta Services Inc.
2.35%, 01/15/32	1,904	1,604,011
2.90%, 10/01/30(a)	5,011	4,550,170
5.25%, 08/09/34	3,020	3,042,528
RELX Capital Inc.
3.00%, 05/22/30	4,996	4,621,736
4.75%, 05/20/32	3,318	3,326,883
S&P Global Inc.
1.25%, 08/15/30(a)	3,830	3,231,811
2.50%, 12/01/29(a)	3,215	2,938,550
2.90%, 03/01/32	8,810	7,923,184
5.25%, 09/15/33	4,295	4,507,867
Sodexo Inc., 2.72%, 04/16/31(b)	4,683	4,116,374
Transurban Finance Co. Pty. Ltd., 2.45%, 03/16/31(a)(b)	5,701	4,913,018
Triton Container International Ltd., 3.15%, 06/15/31(b)	4,042	3,481,316
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(a)	3,135	2,682,157
United Rentals North America Inc., 6.00%, 12/15/29(a)(b)	9,815	10,038,517
Verisk Analytics Inc.
5.25%, 06/05/34	2,690	2,740,008
5.75%, 04/01/33	3,085	3,275,630
Yale University, Series 2020, 1.48%, 04/15/30	2,141	1,850,533
		189,540,787
Computers — 1.2%
Amdocs Ltd., 2.54%, 06/15/30	4,113	3,630,270
Apple Inc.
1.25%, 08/20/30	7,956	6,787,021
1.65%, 05/11/30	10,927	9,584,932
1.65%, 02/08/31	16,397	14,126,708
1.70%, 08/05/31(a)	6,076	5,193,546
2.20%, 09/11/29(a)	4,951	4,539,645
3.35%, 08/08/32(a)	8,875	8,386,097
4.15%, 05/10/30(a)	3,408	3,462,250
4.30%, 05/10/33(a)	5,983	6,101,155
Booz Allen Hamilton Inc., 5.95%, 08/04/33	3,403	3,602,382
CGI Inc., 2.30%, 09/14/31(a)	2,742	2,298,241
Dell International LLC/EMC Corp.
5.40%, 04/15/34	6,200	6,361,340
5.75%, 02/01/33(a)	6,023	6,376,674
6.20%, 07/15/30(a)	4,871	5,249,405
Fortinet Inc., 2.20%, 03/15/31	3,455	2,960,719
Gartner Inc., 3.75%, 10/01/30(b)	3,265	3,023,312
HP Inc.
2.65%, 06/17/31	6,385	5,561,649
3.40%, 06/17/30(a)	1,885	1,768,931
4.20%, 04/15/32(a)	4,300	4,100,147
5.50%, 01/15/33(a)	6,563	6,787,924
IBM International Capital Pte Ltd.
4.75%, 02/05/31(a)	3,430	3,471,391
4.90%, 02/05/34(a)	5,280	5,320,938
International Business Machines Corp.
1.95%, 05/15/30	8,746	7,650,553
2.72%, 02/09/32(a)	2,560	2,269,689
4.40%, 07/27/32(a)	4,498	4,435,418
4.75%, 02/06/33(a)	4,505	4,552,730
5.88%, 11/29/32	3,590	3,898,782
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Kyndryl Holdings Inc.
3.15%, 10/15/31	$4,091	$3,544,570
6.35%, 02/20/34(a)	3,075	3,236,712
Leidos Inc.
2.30%, 02/15/31	4,440	3,797,128
4.38%, 05/15/30	3,467	3,372,210
5.75%, 03/15/33	4,160	4,325,231
Lenovo Group Ltd.
3.42%, 11/02/30(a)(b)	5,905	5,395,363
6.54%, 07/27/32(a)(b)	4,060	4,398,301
NetApp Inc., 2.70%, 06/22/30(a)	4,628	4,157,755
Teledyne FLIR LLC, 2.50%, 08/01/30	3,264	2,881,500
Western Digital Corp., 3.10%, 02/01/32	1,770	1,489,372
		178,099,991
Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.
3.25%, 08/15/32(a)	3,288	3,053,980
4.60%, 03/01/33(a)	3,243	3,301,649
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(a)	4,083	3,492,283
2.38%, 12/01/29(a)	3,858	3,505,295
2.60%, 04/15/30(a)	4,562	4,149,308
4.65%, 05/15/33(a)	4,530	4,520,059
5.00%, 02/14/34(a)	4,170	4,246,498
Haleon U.S. Capital LLC, 3.63%, 03/24/32	12,045	11,190,601
Kenvue Inc.
4.90%, 03/22/33	7,732	7,911,474
5.00%, 03/22/30	6,383	6,606,215
Procter & Gamble Co. (The)
1.20%, 10/29/30	7,643	6,456,581
1.95%, 04/23/31	6,093	5,361,452
2.30%, 02/01/32(a)	5,310	4,725,958
3.00%, 03/25/30	9,276	8,799,333
4.05%, 01/26/33(a)	5,450	5,409,434
4.55%, 01/29/34	4,490	4,577,388
5.50%, 02/01/34(a)	855	930,891
5.80%, 08/15/34	60	66,946
Unilever Capital Corp.
1.38%, 09/14/30(a)	3,265	2,756,788
1.75%, 08/12/31(a)	5,197	4,405,036
4.63%, 08/12/34	2,525	2,529,611
5.00%, 12/08/33(a)	4,880	5,051,571
5.90%, 11/15/32	6,260	6,874,406
		109,922,757
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	3,933	3,629,957
4.65%, 04/20/32(b)	4,355	4,234,247
LKQ Corp., 6.25%, 06/15/33(a)	3,335	3,502,539
Mitsubishi Corp., 5.13%, 07/17/34(a)(b)	3,110	3,202,348
		14,569,091
Diversified Financial Services — 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	24,000	21,333,044
3.40%, 10/29/33(a)	9,539	8,316,006
5.30%, 01/19/34	4,720	4,780,034
6.15%, 09/30/30	3,509	3,738,823
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	155	159,903
Security	Par (000)	Value
Diversified Financial Services (continued)
Affiliated Managers Group Inc.
3.30%, 06/15/30	$3,072	$2,822,067
5.50%, 08/20/34	1,225	1,215,277
Air Lease Corp.
2.88%, 01/15/32(a)	4,970	4,303,721
3.00%, 02/01/30(a)	3,970	3,627,905
3.13%, 12/01/30	3,808	3,442,057
3.25%, 10/01/29	1,530	1,423,554
5.20%, 07/15/31	3,260	3,284,335
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/01/31(a)(b)	545	553,237
Ally Financial Inc.
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	1,995	2,031,779
8.00%, 11/01/31(a)	11,535	13,164,935
8.00%, 11/01/31	2,766	3,155,654
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	8,048	7,855,606
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	4,180	4,178,346
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	7,550	7,633,336
5.28%, 07/26/35, (1-day SOFR +1.420%)(c)	10,880	11,118,504
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	3,168	3,286,467
5.92%, 04/25/35, (1-day SOFR +1.630%)(a)(c)	2,350	2,474,331
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	5,540	6,084,797
Ameriprise Financial Inc.
4.50%, 05/13/32(a)	3,940	3,904,626
5.15%, 05/15/33	4,799	4,939,555
Apollo Global Management Inc., 6.38%, 11/15/33	3,285	3,615,092
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	2,890	2,676,847
Aviation Capital Group LLC, 6.38%, 07/15/30(a)(b)	2,776	2,943,871
Avolon Holdings Funding Ltd., 5.75%, 11/15/29(b)	365	373,673
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31(a)(b)	3,830	3,136,593
2.00%, 01/30/32(a)(b)	5,850	4,831,374
2.50%, 01/10/30(a)(b)	4,066	3,677,914
2.55%, 03/30/32(a)(b)	1,860	1,593,923
6.20%, 04/22/33(a)(b)	5,578	6,065,920
Blue Owl Finance LLC
3.13%, 06/10/31(a)(b)	4,674	4,054,766
4.38%, 02/15/32(b)	3,085	2,823,543
6.25%, 04/18/34(a)(b)	4,545	4,709,015
BOC Aviation Ltd.
2.63%, 09/17/30(a)(b)	5,005	4,467,873
3.00%, 09/11/29(a)(b)	4,694	4,351,252
BOC Aviation USA Corp.
4.88%, 05/03/33(a)(b)	4,215	4,201,622
5.25%, 01/14/30(a)(b)	1,450	1,485,715
Brookfield Capital Finance LLC, 6.09%, 06/14/33	3,621	3,866,375
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	5,410	4,565,520
Brookfield Finance Inc.
2.72%, 04/15/31(a)	4,843	4,287,690
4.35%, 04/15/30	5,948	5,839,556
6.35%, 01/05/34(a)	4,085	4,444,332
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	5,936	4,763,212
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	2,849	2,392,613

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)(c)	$6,330	$6,302,544
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	7,385	7,546,435
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)(c)	6,950	7,128,930
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	5,535	5,744,917
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)(c)	10,255	10,895,076
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	9,718	10,970,134
Cboe Global Markets Inc.
1.63%, 12/15/30(a)	3,709	3,149,028
3.00%, 03/16/32(a)	2,345	2,111,942
Charles Schwab Corp. (The)
1.65%, 03/11/31	4,860	4,039,918
1.95%, 12/01/31(a)	5,418	4,513,336
2.30%, 05/13/31(a)	4,865	4,222,140
2.75%, 10/01/29(a)	3,259	3,002,011
2.90%, 03/03/32(a)	6,555	5,798,114
4.63%, 03/22/30(a)	3,596	3,634,736
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)(c)	7,959	8,382,021
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	8,194	8,802,318
CI Financial Corp., 3.20%, 12/17/30	5,718	4,728,257
CME Group Inc., 2.65%, 03/15/32	5,565	4,960,646
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	4,680	5,339,534
Discover Financial Services
6.70%, 11/29/32	4,605	5,018,743
7.96%, 11/02/34, (1-day SOFR + 3.370%)(c)	6,098	7,072,502
FMR LLC, 4.95%, 02/01/33(a)(b)	1,560	1,568,397
Franklin Resources Inc., 1.60%, 10/30/30(a)	5,754	4,817,226
Jefferies Financial Group Inc.
2.63%, 10/15/31	7,074	6,021,128
2.75%, 10/15/32(a)	3,210	2,689,396
4.15%, 01/23/30	6,722	6,464,852
6.20%, 04/14/34	8,305	8,738,693
Lazard Group LLC, 6.00%, 03/15/31	2,660	2,773,857
LPL Holdings Inc.
4.38%, 05/15/31(a)(b)	2,357	2,200,594
6.00%, 05/20/34(a)	2,845	2,923,631
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	4,890	5,064,538
LSEGA Financing PLC, 2.50%, 04/06/31(b)	8,194	7,118,203
Mastercard Inc.
1.90%, 03/15/31(a)	4,005	3,483,798
2.00%, 11/18/31	4,806	4,111,366
3.35%, 03/26/30	9,601	9,192,248
4.85%, 03/09/33	4,536	4,668,922
4.88%, 05/09/34	4,770	4,895,686
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	450	430,830
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(a)(b)	3,530	3,664,655
Nasdaq Inc.
1.65%, 01/15/31	4,448	3,728,485
5.55%, 02/15/34	7,845	8,170,987
Nomura Holdings Inc.
2.61%, 07/14/31	6,570	5,620,593
2.68%, 07/16/30	6,314	5,577,625
3.00%, 01/22/32(a)	5,162	4,475,330
3.10%, 01/16/30	9,258	8,445,478
5.78%, 07/03/34	6,370	6,615,503
6.09%, 07/12/33(a)	3,670	3,915,768
6.18%, 01/18/33(a)	4,080	4,365,304
Security	Par (000)	Value
Diversified Financial Services (continued)
Nuveen LLC
5.55%, 01/15/30(b)	$2,240	$2,322,329
5.85%, 04/15/34(b)	4,985	5,218,255
ORIX Corp.
2.25%, 03/09/31	3,693	3,170,065
4.00%, 04/13/32	3,428	3,241,727
5.20%, 09/13/32(a)	2,680	2,733,812
Panama Infrastructure Receivable Purchaser PLC,0.00%, 04/05/32(b)(e)	400	275,000
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)(b)	5,876	5,588,969
Raymond James Financial Inc., 4.65%, 04/01/30(a)	4,067	4,118,706
Stifel Financial Corp., 4.00%, 05/15/30	3,363	3,195,691
Synchrony Financial, 2.88%, 10/28/31(a)	4,377	3,686,154
TPG Operating Group II LP, 5.88%, 03/05/34(a)	3,060	3,216,903
USAA Capital Corp., 2.13%, 05/01/30(b)	2,196	1,942,557
Visa Inc.
1.10%, 02/15/31(a)	6,615	5,464,431
2.05%, 04/15/30	9,403	8,427,268
Western Union Co. (The), 2.75%, 03/15/31(a)	2,215	1,904,919
		523,609,351
Electric — 7.8%
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(a)(b)	7,825	7,902,295
4.88%, 04/23/30(a)(b)	6,144	6,308,229
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31(b)	1,015	874,094
3.95%, 02/12/30(a)(b)	4,067	3,654,914
AEP Texas Inc.
4.70%, 05/15/32	2,915	2,870,571
5.40%, 06/01/33	2,781	2,805,815
5.70%, 05/15/34(a)	2,635	2,726,139
Series E, 6.65%, 02/15/33(a)	850	924,234
Series I, 2.10%, 07/01/30(a)	3,795	3,295,778
AEP Transmission Co. LLC, 5.15%, 04/01/34(a)	2,160	2,197,968
AES Corp. (The)
2.45%, 01/15/31(a)	9,353	7,976,081
3.95%, 07/15/30(a)(b)	4,496	4,244,679
Alabama Power Co.
3.05%, 03/15/32(a)	4,128	3,705,469
3.94%, 09/01/32(a)	2,804	2,671,213
5.70%, 02/15/33(a)	500	522,950
5.85%, 11/15/33	1,825	1,961,722
Series 20-A, 1.45%, 09/15/30(a)	3,973	3,356,169
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	1,790	1,602,714
Ameren Corp., 3.50%, 01/15/31(a)	4,937	4,589,733
Ameren Illinois Co.
1.55%, 11/15/30(a)	2,434	2,057,950
3.85%, 09/01/32(a)	3,225	3,047,013
4.95%, 06/01/33(a)	3,060	3,094,317
American Electric Power Co. Inc.
2.30%, 03/01/30	2,614	2,314,811
5.63%, 03/01/33(a)	5,200	5,433,295
5.95%, 11/01/32	3,024	3,218,144
American Transmission Systems Inc., 2.65%, 01/15/32(b)	3,552	3,069,194
Appalachian Power Co.
4.50%, 08/01/32(a)	3,000	2,888,573
5.65%, 04/01/34(a)	2,470	2,553,545
Series AA, 2.70%, 04/01/31(a)	3,030	2,663,305
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Arizona Public Service Co.
2.20%, 12/15/31	$2,180	$1,820,590
5.55%, 08/01/33(a)	3,200	3,289,906
5.70%, 08/15/34	1,725	1,796,006
6.35%, 12/15/32	2,624	2,848,043
Atlantic City Electric Co., 2.30%, 03/15/31(a)	2,456	2,121,204
Baltimore Gas & Electric Co.
2.25%, 06/15/31	3,813	3,290,997
5.30%, 06/01/34	2,665	2,750,416
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	3,055	2,535,820
3.70%, 07/15/30	6,977	6,716,345
Black Hills Corp.
2.50%, 06/15/30	2,594	2,281,896
3.05%, 10/15/29	2,620	2,417,085
4.35%, 05/01/33	2,205	2,071,276
6.15%, 05/15/34(a)	2,960	3,140,906
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	3,788	3,806,311
5.15%, 03/01/34	2,745	2,806,160
Series AE, 2.35%, 04/01/31	2,705	2,345,562
Series AG, 3.00%, 03/01/32(a)	1,869	1,653,891
Series ai., 4.45%, 10/01/32(a)	3,103	3,046,093
Series K2, 6.95%, 03/15/33(a)	710	811,095
CenterPoint Energy Inc.
2.65%, 06/01/31(a)	2,979	2,601,801
2.95%, 03/01/30(a)	2,843	2,598,307
Cleco Corporate Holdings LLC, 3.38%, 09/15/29(a)	1,731	1,578,332
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(a)(b)	2,184	2,154,988
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	1,939	1,659,215
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	3,125	2,937,639
Colbun SA
3.15%, 03/06/30(a)(b)	2,880	2,641,340
3.15%, 01/19/32(a)(b)	2,810	2,448,428
Comision Federal de Electricidad
3.35%, 02/09/31(b)	7,905	6,795,880
3.88%, 07/26/33(a)(b)	4,830	4,075,652
Commonwealth Edison Co.
2.20%, 03/01/30	2,250	2,004,671
3.15%, 03/15/32(a)	1,320	1,194,642
4.90%, 02/01/33(a)	1,954	1,977,386
5.30%, 06/01/34	1,445	1,494,264
Connecticut Light and Power Co. (The)
4.90%, 07/01/33	1,950	1,967,267
4.95%, 08/15/34	1,725	1,733,769
Series A, 2.05%, 07/01/31	2,769	2,354,036
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	5,421	4,761,364
5.20%, 03/01/33(a)	2,895	2,991,294
5.38%, 05/15/34(a)	2,750	2,868,223
5.50%, 03/15/34(a)	3,795	3,992,765
Series 20A, 3.35%, 04/01/30	6,625	6,305,202
Consorcio Transmantaro SA, 4.70%, 04/16/34(b)	775	758,116
Constellation Energy Generation LLC
5.80%, 03/01/33	3,980	4,180,005
6.13%, 01/15/34(a)	3,573	3,840,181
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
3.60%, 08/15/32	$2,235	$2,075,546
4.63%, 05/15/33(a)	4,170	4,143,138
4.70%, 01/15/30(a)	1,345	1,364,424
Dominion Energy Inc.
4.35%, 08/15/32	2,545	2,480,329
5.38%, 11/15/32(a)	5,058	5,209,795
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	60	62,489
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	5,025	5,345,263
Series C, 2.25%, 08/15/31	8,398	7,135,922
Series C, 3.38%, 04/01/30	9,271	8,679,496
Series E, 6.30%, 03/15/33	1,845	1,998,415
Series F, 5.25%, 08/01/33	3,070	3,111,060
Dominion Energy South Carolina Inc.
5.30%, 05/15/33(a)	1,615	1,667,261
6.63%, 02/01/32(a)	800	890,038
Series A, 2.30%, 12/01/31	2,610	2,220,604
DTE Electric Co.
2.25%, 03/01/30	3,904	3,496,072
5.20%, 04/01/33(a)	3,758	3,877,886
5.20%, 03/01/34	3,565	3,678,385
Series A, 3.00%, 03/01/32(a)	3,020	2,719,826
Series C, 2.63%, 03/01/31	2,475	2,210,381
DTE Energy Co.
2.95%, 03/01/30(a)	1,726	1,578,947
5.85%, 06/01/34	5,610	5,908,771
Duke Energy Carolinas LLC
2.45%, 02/01/30(a)	3,033	2,744,478
2.55%, 04/15/31(a)	3,404	3,003,543
2.85%, 03/15/32(a)	2,795	2,483,442
4.85%, 01/15/34(a)	3,535	3,549,525
4.95%, 01/15/33	7,749	7,870,514
6.45%, 10/15/32	2,310	2,549,448
Duke Energy Corp.
2.45%, 06/01/30(a)	5,066	4,528,326
2.55%, 06/15/31	6,023	5,226,928
4.50%, 08/15/32(a)	7,157	6,972,107
5.45%, 06/15/34(a)	3,625	3,734,861
5.75%, 09/15/33(a)	3,825	4,041,616
Duke Energy Florida LLC
1.75%, 06/15/30	3,151	2,714,808
2.40%, 12/15/31	3,998	3,439,141
2.50%, 12/01/29	5,501	5,035,484
5.88%, 11/15/33	2,980	3,207,753
Duke Energy Indiana LLC, 5.25%, 03/01/34(a)	2,015	2,084,142
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,470	2,169,957
5.25%, 04/01/33	2,320	2,383,633
Duke Energy Progress LLC
2.00%, 08/15/31(a)	3,975	3,350,936
3.40%, 04/01/32	2,995	2,748,350
5.10%, 03/15/34(a)	3,015	3,105,243
5.25%, 03/15/33(a)	2,495	2,582,683
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	2,570	2,223,354
2.78%, 01/07/32(a)(b)	2,309	1,952,202
Electricite de France SA
5.95%, 04/22/34(a)(b)	5,115	5,375,036
6.25%, 05/23/33(a)(b)	5,985	6,468,011

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Emera U.S. Finance LP, 2.64%, 06/15/31	$2,850	$2,448,863
Enel Finance International NV
2.50%, 07/12/31(b)	6,450	5,505,574
5.00%, 06/15/32(b)	6,034	6,008,795
5.50%, 06/26/34(b)	5,965	6,055,484
7.50%, 10/14/32(b)	7,310	8,396,560
Engie Energia Chile SA
3.40%, 01/28/30(b)	2,601	2,356,283
6.38%, 04/17/34(a)(b)	3,590	3,780,683
Engie SA, 5.63%, 04/10/34(b)	4,755	4,930,257
Entergy Arkansas LLC
5.15%, 01/15/33(a)	2,495	2,553,816
5.30%, 09/15/33(a)	1,810	1,852,144
5.45%, 06/01/34(a)	2,595	2,703,555
Entergy Corp.
2.40%, 06/15/31(a)	4,163	3,559,163
2.80%, 06/15/30	3,925	3,549,852
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	150	152,740
Entergy Louisiana LLC
1.60%, 12/15/30(a)	2,036	1,704,434
2.35%, 06/15/32(a)	3,125	2,644,352
3.05%, 06/01/31(a)	1,995	1,800,215
4.00%, 03/15/33	4,630	4,334,256
5.15%, 09/15/34	2,875	2,901,077
5.35%, 03/15/34(a)	3,190	3,280,488
Entergy Mississippi LLC, 5.00%, 09/01/33(a)	1,945	1,954,694
Entergy Texas Inc., 1.75%, 03/15/31	3,698	3,082,677
Evergy Inc., 2.90%, 09/15/29	2,644	2,429,064
Evergy Kansas Central Inc., 5.90%, 11/15/33	2,060	2,197,450
Evergy Metro Inc.
4.95%, 04/15/33(a)	1,870	1,884,348
5.40%, 04/01/34(a)	2,740	2,818,800
Series 2020, 2.25%, 06/01/30(a)	2,822	2,494,499
Evergy Missouri West Inc.
3.75%, 03/15/32(a)(b)	1,527	1,374,647
5.65%, 06/01/34(a)(b)	1,865	1,937,140
Eversource Energy
2.55%, 03/15/31(a)	2,315	2,000,509
3.38%, 03/01/32	3,975	3,554,713
5.13%, 05/15/33	4,880	4,883,834
5.50%, 01/01/34	4,170	4,256,716
5.85%, 04/15/31(a)	4,535	4,766,366
5.95%, 07/15/34(a)	4,340	4,566,999
Series R, 1.65%, 08/15/30(a)	3,948	3,320,839
Exelon Corp.
3.35%, 03/15/32	3,862	3,518,432
4.05%, 04/15/30(a)	7,889	7,690,147
5.30%, 03/15/33	5,501	5,662,410
5.45%, 03/15/34(a)	4,138	4,273,054
7.60%, 04/01/32	1,450	1,684,840
FirstEnergy Corp.
2.65%, 03/01/30(a)	1,235	1,115,215
Series B, 2.25%, 09/01/30(a)	540	469,822
Florida Power & Light Co.
2.45%, 02/03/32	9,282	8,076,073
4.63%, 05/15/30(a)	4,072	4,134,800
4.80%, 05/15/33	4,605	4,645,265
5.00%, 08/01/34(a)	20	20,718
5.10%, 04/01/33(a)	4,493	4,628,178
5.30%, 06/15/34(a)	5,050	5,262,556
5.63%, 04/01/34(a)	2,750	2,954,146
Security	Par (000)	Value
Electric (continued)
5.95%, 10/01/33(a)	$845	$919,440
Georgia Power Co.
4.70%, 05/15/32	4,233	4,241,152
4.95%, 05/17/33(a)	6,000	6,065,198
5.25%, 03/15/34(a)	5,630	5,806,100
Idaho Power Co., 5.20%, 08/15/34(a)	145	147,461
Indianapolis Power & Light Co., 5.65%, 12/01/32(a)(b)	1,595	1,658,253
Interconexion Electrica SA ESP, 3.83%, 11/26/33(b)	10	8,896
Interstate Power & Light Co.
2.30%, 06/01/30(a)	2,401	2,119,880
5.70%, 10/15/33	2,046	2,143,024
IPALCO Enterprises Inc.
4.25%, 05/01/30	3,161	3,028,184
5.75%, 04/01/34(a)	785	807,880
ITC Holdings Corp.
2.95%, 05/14/30(b)	4,614	4,203,874
5.40%, 06/01/33(b)	3,160	3,226,306
5.65%, 05/09/34(a)(b)	3,005	3,111,114
Jersey Central Power & Light Co., 2.75%, 03/01/32(b)	3,074	2,653,980
Kentucky Power Co., 7.00%, 11/15/33(b)	2,200	2,404,700
Kentucky Utilities Co., 5.45%, 04/15/33(a)	2,139	2,229,848
Liberty Utilities Co., 5.87%, 01/31/34(a)(b)	2,510	2,581,643
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	5,506	4,711,718
Louisville Gas & Electric Co., 5.45%, 04/15/33	2,710	2,824,466
Massachusetts Electric Co., 1.73%, 11/24/30(a)(b)	2,520	2,087,138
MidAmerican Energy Co.
5.35%, 01/15/34(a)	2,285	2,393,081
6.75%, 12/30/31(a)	1,515	1,748,802
Minejesa Capital BV, 4.63%, 08/10/30(b)	4,590	4,472,897
Monongahela Power Co., 5.85%, 02/15/34(b)	2,828	2,984,760
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	4,049	3,823,605
5.35%, 05/01/34(a)(b)	2,530	2,591,087
National Grid PLC
5.42%, 01/11/34(a)	4,845	4,949,886
5.81%, 06/12/33(a)	5,169	5,414,713
National Grid USA, 8.00%, 11/15/30	630	727,211
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,548	2,085,383
1.65%, 06/15/31(a)	2,210	1,823,014
2.40%, 03/15/30	3,402	3,046,622
2.75%, 04/15/32	2,910	2,566,259
4.02%, 11/01/32	2,310	2,197,710
4.15%, 12/15/32(a)	2,755	2,643,236
5.00%, 02/07/31(a)	2,740	2,825,351
5.00%, 08/15/34	1,500	1,508,029
5.80%, 01/15/33	3,870	4,133,576
Series C, 8.00%, 03/01/32	2,645	3,152,938
Nevada Power Co., Series DD, 2.40%, 05/01/30	2,711	2,415,518
New York State Electric & Gas Corp.
2.15%, 10/01/31(a)(b)	3,080	2,559,658
5.30%, 08/15/34(b)	2,290	2,312,094
5.85%, 08/15/33(b)	1,330	1,394,903
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	$11,687	$10,318,827
2.44%, 01/15/32(a)	5,758	4,908,154
2.75%, 11/01/29(a)	2,481	2,287,826
5.00%, 02/28/30(a)	4,312	4,420,291
5.00%, 07/15/32(a)	6,350	6,431,108
5.05%, 02/28/33(a)	6,040	6,090,631
5.25%, 03/15/34(a)	6,925	7,041,179
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	295	300,106
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)(c)	5,330	5,573,059
Niagara Mohawk Power Corp.
1.96%, 06/27/30(a)(b)	6,304	5,475,346
2.76%, 01/10/32(b)	1,415	1,212,564
5.29%, 01/17/34(b)	3,370	3,390,743
Northern States Power Co./MN, 2.25%, 04/01/31	3,965	3,454,619
NRG Energy Inc., 7.00%, 03/15/33(b)	4,920	5,411,823
NSTAR Electric Co.
1.95%, 08/15/31	1,879	1,580,220
3.95%, 04/01/30	2,828	2,764,015
5.40%, 06/01/34	2,975	3,105,912
Oglethorpe Power Corp., 6.19%, 01/01/31(b)	127	131,583
Ohio Edison Co., 5.50%, 01/15/33(a)(b)	1,555	1,593,548
Ohio Power Co.
5.00%, 06/01/33(a)	2,404	2,402,888
5.65%, 06/01/34(a)	1,820	1,891,814
Series D, 6.60%, 03/01/33(a)	1,535	1,683,912
Series G, 6.60%, 02/15/33	810	884,736
Series P, 2.60%, 04/01/30(a)	2,360	2,117,837
Series Q, 1.63%, 01/15/31	3,065	2,530,572
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	1,930	1,808,900
3.30%, 03/15/30(a)	1,969	1,843,446
5.40%, 01/15/33(a)	2,785	2,901,231
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30(a)	4,604	4,208,971
4.15%, 06/01/32	3,380	3,263,350
4.55%, 09/15/32	3,804	3,763,679
5.65%, 11/15/33(a)	5,248	5,576,040
7.00%, 05/01/32	2,955	3,367,876
7.25%, 01/15/33(a)	1,735	2,037,996
Pacific Gas and Electric Co.
2.50%, 02/01/31	11,879	10,196,422
3.25%, 06/01/31	6,088	5,444,337
4.40%, 03/01/32(a)	2,709	2,572,134
4.55%, 07/01/30	18,602	18,191,480
5.80%, 05/15/34	4,705	4,842,367
5.90%, 06/15/32	3,576	3,706,125
6.15%, 01/15/33	4,630	4,874,437
6.40%, 06/15/33	6,960	7,437,072
6.95%, 03/15/34	5,443	6,073,892
PacifiCorp
2.70%, 09/15/30(a)	2,537	2,277,188
5.30%, 02/15/31	4,405	4,517,676
5.45%, 02/15/34	6,980	7,131,902
7.70%, 11/15/31(a)	1,360	1,595,643
PECO Energy Co., 4.90%, 06/15/33	3,655	3,703,442
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30(b)	3,953	3,563,004
Security	Par (000)	Value
Electric (continued)
3.38%, 02/05/30(a)(b)	$4,070	$3,760,838
Potomac Electric Power Co., 5.20%, 03/15/34	2,295	2,367,497
PPL Capital Funding Inc.
4.13%, 04/15/30(a)	2,080	2,021,671
5.25%, 09/01/34	465	470,684
PPL Electric Utilities Corp.
4.85%, 02/15/34(a)	4,085	4,124,067
5.00%, 05/15/33	3,853	3,909,532
Progress Energy Inc.
7.00%, 10/30/31	2,380	2,682,425
7.75%, 03/01/31	3,927	4,544,184
Public Service Co. of Colorado
1.88%, 06/15/31	4,116	3,441,311
4.10%, 06/01/32(a)	1,555	1,494,977
5.35%, 05/15/34(a)	2,630	2,719,289
Series 35, 1.90%, 01/15/31	1,712	1,448,861
Public Service Co. of New Hampshire
5.35%, 10/01/33(a)	3,690	3,850,370
Series V, 2.20%, 06/15/31	1,490	1,278,874
Public Service Co. of Oklahoma
5.25%, 01/15/33(a)	3,005	3,041,122
Series J, 2.20%, 08/15/31(a)	2,795	2,360,344
Public Service Electric & Gas Co.
1.90%, 08/15/31	2,493	2,094,072
2.45%, 01/15/30	1,963	1,773,401
3.10%, 03/15/32(a)	2,815	2,551,806
4.65%, 03/15/33(a)	3,015	3,012,335
4.85%, 08/01/34	2,275	2,294,598
4.90%, 12/15/32(a)	2,740	2,791,688
5.20%, 08/01/33(a)	2,200	2,275,278
5.20%, 03/01/34(a)	2,900	2,998,532
Public Service Enterprise Group Inc.
1.60%, 08/15/30(a)	3,490	2,940,762
2.45%, 11/15/31	4,455	3,823,496
5.45%, 04/01/34(a)	3,195	3,284,679
6.13%, 10/15/33	2,741	2,948,889
Puget Energy Inc.
4.10%, 06/15/30	3,612	3,442,119
4.22%, 03/15/32	2,780	2,563,513
Puget Sound Energy Inc., 5.33%, 06/15/34	3,035	3,132,239
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	8,515	8,790,487
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30	5,191	4,432,352
Series XXX, 3.00%, 03/15/32(a)	2,928	2,620,123
Sempra
5.50%, 08/01/33(a)	4,499	4,644,628
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	150	151,510
Sociedad de Transmision Austral SA, 4.00%, 01/27/32(a)(b)	2,260	2,053,000
Southern California Edison Co.
2.25%, 06/01/30	3,546	3,130,532
2.75%, 02/01/32(a)	3,000	2,624,594
5.20%, 06/01/34(a)	5,865	5,959,099
5.45%, 06/01/31	4,135	4,303,612
5.95%, 11/01/32	4,445	4,761,672
6.00%, 01/15/34	950	1,024,655
Series G, 2.50%, 06/01/31(a)	3,941	3,453,309
Southern Co. (The)
5.20%, 06/15/33	4,565	4,667,533
5.70%, 10/15/32(a)	2,980	3,148,704
5.70%, 03/15/34(a)	6,640	7,005,646

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 3.70%, 04/30/30	$6,396	$6,109,663
Southwestern Electric Power Co., 5.30%, 04/01/33	2,255	2,288,643
Tampa Electric Co., 2.40%, 03/15/31(a)	2,451	2,127,212
Three Gorges Finance I Cayman Islands Ltd., 2.15%, 09/22/30(b)	370	330,432
Tucson Electric Power Co.
1.50%, 08/01/30	3,379	2,848,989
3.25%, 05/15/32	1,396	1,255,132
5.20%, 09/15/34	1,625	1,631,402
Union Electric Co.
2.15%, 03/15/32(a)	2,925	2,458,630
2.95%, 03/15/30(a)	3,204	2,961,789
5.20%, 04/01/34	3,580	3,670,192
Virginia Electric & Power Co.
2.30%, 11/15/31	2,916	2,491,119
2.40%, 03/30/32(a)	3,620	3,098,503
5.00%, 04/01/33	4,645	4,679,451
5.00%, 01/15/34	3,455	3,479,326
5.05%, 08/15/34	2,555	2,571,769
5.30%, 08/15/33	2,625	2,696,715
Vistra Operations Co. LLC
6.00%, 04/15/34(a)(b)	3,465	3,621,119
6.95%, 10/15/33(b)	5,735	6,370,914
WEC Energy Group Inc., 1.80%, 10/15/30(a)	3,199	2,726,739
Wisconsin Electric Power Co.
4.75%, 09/30/32(a)	4,820	4,896,138
5.63%, 05/15/33(a)	620	668,444
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,880	2,398,973
3.95%, 09/01/32(a)	3,992	3,763,253
4.95%, 04/01/33	2,886	2,897,710
5.38%, 03/30/34	2,175	2,242,833
Xcel Energy Inc.
2.35%, 11/15/31(a)	1,965	1,660,940
2.60%, 12/01/29	3,225	2,915,699
3.40%, 06/01/30(a)	3,658	3,417,798
4.60%, 06/01/32	3,515	3,425,727
5.45%, 08/15/33	4,175	4,267,179
5.50%, 03/15/34	4,920	5,038,008
		1,121,450,255
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	3,591	3,083,287
Emerson Electric Co.
1.95%, 10/15/30	3,120	2,733,435
2.20%, 12/21/31(a)	6,084	5,259,036
6.00%, 08/15/32	65	71,727
		11,147,485
Electronics — 0.7%
Allegion PLC, 3.50%, 10/01/29(a)	234	222,140
Allegion U.S. Holding Co. Inc.
5.41%, 07/01/32(a)	3,643	3,752,828
5.60%, 05/29/34	2,965	3,074,301
Amphenol Corp.
2.20%, 09/15/31	4,395	3,742,571
2.80%, 02/15/30	5,669	5,208,379
5.25%, 04/05/34	4,180	4,300,976
Arrow Electronics Inc.
2.95%, 02/15/32(a)	3,298	2,860,126
5.88%, 04/10/34	3,090	3,161,068
Security	Par (000)	Value
Electronics (continued)
Avnet Inc.
3.00%, 05/15/31(a)	$2,066	$1,794,115
5.50%, 06/01/32(a)	2,060	2,055,604
Flex Ltd.
4.88%, 05/12/30	4,161	4,126,160
5.25%, 01/15/32	3,035	3,035,827
Honeywell International Inc.
1.75%, 09/01/31(a)	8,991	7,589,511
1.95%, 06/01/30	6,342	5,593,335
4.50%, 01/15/34	6,317	6,271,293
4.70%, 02/01/30	4,225	4,296,825
4.75%, 02/01/32	4,225	4,291,009
4.95%, 09/01/31(a)	3,185	3,289,929
5.00%, 02/15/33	6,562	6,753,290
Hubbell Inc., 2.30%, 03/15/31(a)	1,886	1,625,178
Jabil Inc.
3.00%, 01/15/31(a)	4,035	3,551,756
3.60%, 01/15/30(a)	3,168	2,959,560
TD SYNNEX Corp.
2.65%, 08/09/31	3,386	2,859,992
6.10%, 04/12/34	2,415	2,510,715
Trimble Inc., 6.10%, 03/15/33	4,753	5,080,484
Tyco Electronics Group SA
2.50%, 02/04/32(a)	3,141	2,756,240
4.63%, 02/01/30	1,973	1,998,989
Vontier Corp., 2.95%, 04/01/31	3,435	2,970,993
		101,733,194
Engineering & Construction — 0.1%
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(a)(b)	3,605	3,829,125
Jacobs Engineering Group Inc., 5.90%, 03/01/33(a)	2,860	2,948,153
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(b)	6,155	5,874,603
Ste Transcore Holdings Inc., 3.75%, 05/05/32(a)(b)	2,140	2,025,518
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31(a)(b)	870	743,234
		15,420,633
Entertainment — 0.2%
Genm Capital Labuan Ltd., 3.88%, 04/19/31(b)	3,660	3,271,903
Warnermedia Holdings Inc., 4.28%, 03/15/32(a)	29,703	25,964,904
		29,236,807
Environmental Control — 0.5%
Republic Services Inc.
1.45%, 02/15/31	3,972	3,282,846
1.75%, 02/15/32(a)	4,184	3,446,702
2.30%, 03/01/30(a)	4,093	3,668,379
2.38%, 03/15/33(a)	4,105	3,438,327
5.00%, 11/15/29(a)	4	4,107
5.00%, 12/15/33	3,730	3,796,483
5.00%, 04/01/34(a)	4,630	4,710,421
5.20%, 11/15/34(a)	2,315	2,384,982
Veralto Corp., 5.45%, 09/18/33(b)	4,133	4,271,043
Waste Connections Inc.
2.20%, 01/15/32	3,752	3,183,952
2.60%, 02/01/30(a)	4,048	3,703,007
3.20%, 06/01/32	2,997	2,702,738
4.20%, 01/15/33	4,532	4,365,465
5.00%, 03/01/34(a)	4,545	4,614,181
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Waste Management Inc.
1.50%, 03/15/31(a)	$6,001	$4,999,968
4.15%, 04/15/32(a)	6,070	5,929,567
4.63%, 02/15/30(a)	4,795	4,867,169
4.63%, 02/15/33(a)	3,075	3,080,174
4.88%, 02/15/34(a)	7,655	7,770,651
4.95%, 07/03/31	3,050	3,132,249
		77,352,411
Food — 1.8%
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(b)	2,265	2,491,249
Campbell Soup Co.
2.38%, 04/24/30(a)	3,460	3,093,783
5.40%, 03/21/34	4,755	4,910,847
CK Hutchison International 20 Ltd., 2.50%, 05/08/30(a)(b)	2,725	2,441,902
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)(b)	3,925	3,424,752
Conagra Brands Inc., 8.25%, 09/15/30(a)	2,075	2,455,571
Delhaize America LLC, 9.00%, 04/15/31	170	204,369
Flowers Foods Inc., 2.40%, 03/15/31	3,420	2,942,122
General Mills Inc.
2.25%, 10/14/31(a)	3,368	2,886,624
2.88%, 04/15/30	5,090	4,664,580
4.95%, 03/29/33(a)	6,270	6,323,470
Hershey Co. (The)
1.70%, 06/01/30(a)	2,283	1,988,055
2.45%, 11/15/29	1,877	1,721,105
4.50%, 05/04/33(a)	2,325	2,332,795
Hormel Foods Corp., 1.80%, 06/11/30	6,388	5,577,657
Ingredion Inc., 2.90%, 06/01/30(a)	3,670	3,374,119
J.M. Smucker Co. (The)
2.13%, 03/15/32(a)	3,460	2,880,108
2.38%, 03/15/30(a)	3,494	3,120,414
6.20%, 11/15/33(a)	6,330	6,895,439
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	5,933	5,070,552
3.63%, 01/15/32	5,660	5,085,994
3.75%, 12/01/31	3,077	2,788,767
5.50%, 01/15/30	7,555	7,609,766
5.75%, 04/01/33	9,409	9,631,608
6.75%, 03/15/34(b)	9,377	10,280,286
Kellanova
2.10%, 06/01/30(a)	3,448	3,053,214
5.25%, 03/01/33	2,640	2,726,507
Series B, 7.45%, 04/01/31(a)	4,013	4,610,073
Kraft Heinz Foods Co.
3.75%, 04/01/30(a)	4,668	4,490,298
4.25%, 03/01/31	2,654	2,609,540
6.75%, 03/15/32(a)	2,142	2,397,210
Kroger Co. (The)
1.70%, 01/15/31(a)	3,415	2,851,287
2.20%, 05/01/30	3,292	2,888,677
4.90%, 09/15/31	4,560	4,556,588
5.00%, 09/15/34	5,625	5,607,517
7.50%, 04/01/31	1,995	2,288,655
8.00%, 09/15/29	1,529	1,749,494
Mars Inc.
1.63%, 07/16/32(a)(b)	3,050	2,437,557
3.20%, 04/01/30(a)(b)	4,957	4,647,483
4.65%, 04/20/31(a)(b)	3,395	3,389,007
Security	Par (000)	Value
Food (continued)
4.75%, 04/20/33(b)	$6,700	$6,659,713
McCormick & Co. Inc./MD
1.85%, 02/15/31(a)	3,312	2,795,998
2.50%, 04/15/30	3,319	2,976,173
4.95%, 04/15/33(a)	3,333	3,387,349
Mondelez International Inc.
1.50%, 02/04/31	3,372	2,799,374
1.88%, 10/15/32(a)	3,725	3,063,451
2.75%, 04/13/30	4,991	4,577,327
3.00%, 03/17/32	4,915	4,400,351
4.75%, 08/28/34	2,950	2,933,576
6.50%, 11/01/31	1,160	1,284,927
Nestle Capital Corp.
4.75%, 03/12/31(a)(b)	2,345	2,393,226
4.88%, 03/12/34(a)(b)	5,600	5,710,739
Nestle Holdings Inc.
1.25%, 09/15/30(a)(b)	6,605	5,541,344
1.88%, 09/14/31(a)(b)	5,570	4,711,720
4.25%, 10/01/29(a)(b)	3,018	3,016,803
4.30%, 10/01/32(a)(b)	7,273	7,280,275
4.85%, 03/14/33(a)(b)	5,028	5,169,840
4.95%, 03/14/30(b)	3,210	3,312,431
5.00%, 09/12/30(a)(b)	3,135	3,242,693
5.00%, 09/12/33(a)(b)	2,350	2,448,185
Smithfield Foods Inc.
2.63%, 09/13/31(b)	3,195	2,665,639
3.00%, 10/15/30(b)	3,674	3,232,543
Sysco Corp.
2.40%, 02/15/30	3,267	2,926,557
2.45%, 12/14/31(a)	2,902	2,496,852
5.95%, 04/01/30(a)	6,214	6,632,169
6.00%, 01/17/34(a)	3,555	3,850,626
Tyson Foods Inc., 5.70%, 03/15/34	4,620	4,806,598
		258,815,520
Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA, 4.20%, 01/29/30(a)(b)	2,682	2,567,484
Georgia-Pacific LLC
2.30%, 04/30/30(b)	6,573	5,860,700
7.75%, 11/15/29	3,176	3,659,725
8.88%, 05/15/31(a)	1,826	2,265,043
Inversiones CMPC SA
3.00%, 04/06/31(b)	3,070	2,709,886
3.85%, 01/13/30(b)	2,005	1,892,266
6.13%, 06/23/33(a)(b)	1,005	1,061,040
6.13%, 02/26/34(a)(b)	4,130	4,361,606
Suzano Austria GmbH
3.13%, 01/15/32	6,265	5,339,120
3.75%, 01/15/31	7,784	7,076,335
5.00%, 01/15/30(a)	6,015	5,912,658
		42,705,863
Gas — 0.7%
Atmos Energy Corp.
1.50%, 01/15/31(a)	3,586	2,987,364
2.63%, 09/15/29	2,706	2,496,145
5.45%, 10/15/32(a)	1,639	1,725,175
5.90%, 11/15/33(a)	4,619	5,003,591
Boston Gas Co., 3.76%, 03/16/32(b)	2,710	2,440,662

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Brooklyn Union Gas Co. (The)
4.87%, 08/05/32(a)(b)	$2,430	$2,334,928
6.39%, 09/15/33(a)(b)	3,443	3,654,869
CenterPoint Energy Resources Corp.
1.75%, 10/01/30(a)	3,235	2,735,347
4.40%, 07/01/32(a)	3,410	3,299,335
5.40%, 03/01/33(a)	3,798	3,922,925
5.40%, 07/01/34(a)	900	917,915
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	2,791	2,399,539
ENN Energy Holdings Ltd., 2.63%, 09/17/30(b)	440	396,819
Grupo Energia Bogota SA ESP
4.88%, 05/15/30(a)(b)	2,145	2,092,462
7.85%, 11/09/33(b)	485	552,044
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	3,121	3,237,110
Nakilat Inc., 6.07%, 12/31/33(a)(b)	429	454,273
National Fuel Gas Co., 2.95%, 03/01/31(a)	3,785	3,297,298
NiSource Inc.
1.70%, 02/15/31	4,709	3,912,377
2.95%, 09/01/29	1,395	1,292,337
3.60%, 05/01/30	6,770	6,419,773
5.35%, 04/01/34(a)	4,230	4,317,912
5.40%, 06/30/33	2,845	2,922,040
ONE Gas Inc.
2.00%, 05/15/30(a)	1,605	1,410,768
4.25%, 09/01/32(a)	915	890,841
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31(a)	2,104	1,832,817
5.40%, 06/15/33(a)	2,495	2,573,964
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(b)	2,860	2,628,547
Southern California Gas Co.
5.05%, 09/01/34	3,475	3,524,312
5.20%, 06/01/33(a)	3,216	3,304,635
Series XX, 2.55%, 02/01/30	3,415	3,089,413
Southern Co. Gas Capital Corp.
5.15%, 09/15/32(a)	3,350	3,422,849
5.75%, 09/15/33(a)	3,328	3,517,737
Series 2020-A, 1.75%, 01/15/31(a)	3,246	2,714,520
Southwest Gas Corp.
2.20%, 06/15/30	2,264	1,980,687
4.05%, 03/15/32	4,160	3,903,408
Spire Missouri Inc.
4.80%, 02/15/33(a)	1,380	1,382,667
Series 2034, 5.15%, 08/15/34(a)	375	381,806
		99,371,211
Hand & Machine Tools — 0.2%
Kennametal Inc., 2.80%, 03/01/31	1,777	1,562,939
Regal Rexnord Corp.
6.30%, 02/15/30	6,756	7,134,709
6.40%, 04/15/33	6,815	7,232,202
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	4,924	4,344,843
3.00%, 05/15/32(a)	3,119	2,773,181
		23,047,874
Health Care - Products — 1.1%
Abbott Laboratories, 1.40%, 06/30/30(a)	4,455	3,856,848
Agilent Technologies Inc.
2.10%, 06/04/30	3,101	2,721,133
2.30%, 03/12/31	5,531	4,795,512
2.75%, 09/15/29	2,784	2,556,841
Security	Par (000)	Value
Health Care - Products (continued)
Alcon Finance Corp.
2.60%, 05/27/30(b)	$5,024	$4,520,099
5.38%, 12/06/32(b)	4,753	4,918,896
Baxter International Inc.
1.73%, 04/01/31(a)	4,244	3,524,081
2.54%, 02/01/32(a)	9,440	8,062,206
3.95%, 04/01/30(a)	3,336	3,232,526
Boston Scientific Corp., 2.65%, 06/01/30(a)	7,734	7,046,737
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	4,773	4,337,986
GE HealthCare Technologies Inc.
5.86%, 03/15/30	7,830	8,279,640
5.91%, 11/22/32(a)	10,778	11,484,061
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	6,310	6,268,505
Revvity Inc.
2.25%, 09/15/31(a)	3,359	2,830,017
2.55%, 03/15/31	2,888	2,495,952
3.30%, 09/15/29	1,284	1,201,923
Smith & Nephew PLC
2.03%, 10/14/30(a)	6,480	5,575,405
5.40%, 03/20/34	2,615	2,668,815
Solventum Corp.
5.45%, 03/13/31(b)	6,825	6,949,271
5.60%, 03/23/34(a)(b)	10,690	10,898,198
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	4,332	3,794,126
Stryker Corp., 1.95%, 06/15/30	6,415	5,601,808
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	7,421	6,340,005
4.95%, 11/21/32(a)	3,783	3,890,434
4.98%, 08/10/30(a)	5,000	5,170,075
5.09%, 08/10/33(a)	6,285	6,483,747
5.20%, 01/31/34(a)	3,380	3,522,144
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	4,918	4,262,001
3.55%, 03/20/30(a)	1,853	1,732,635
5.20%, 09/15/34	2,900	2,919,530
		151,941,157
Health Care - Services — 2.9%
Adventist Health System/West, 5.43%, 03/01/32(a)	1,365	1,384,640
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30(a)	295	262,087
Ascension Health, Series B, 2.53%, 11/15/29(a)	3,059	2,814,695
Banner Health
1.90%, 01/01/31(a)	1,266	1,080,216
2.34%, 01/01/30(a)	2,190	1,973,558
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	2,240	1,928,725
Bon Secours Mercy Health Inc.
3.46%, 06/01/30(a)	2,795	2,657,062
Series 20-2, 2.10%, 06/01/31(a)	2,235	1,914,606
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	1,875	1,625,127
Centene Corp.
2.50%, 03/01/31	13,158	11,170,207
2.63%, 08/01/31	7,808	6,623,188
3.00%, 10/15/30	13,188	11,716,714
3.38%, 02/15/30(a)	12,106	11,084,925
4.63%, 12/15/29(a)	19,224	18,702,880
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
CommonSpirit Health
2.78%, 10/01/30(a)	$910	$815,772
3.35%, 10/01/29(a)	2,175	2,052,756
Elevance Health Inc.
2.25%, 05/15/30	7,227	6,407,983
2.55%, 03/15/31	6,474	5,720,013
4.10%, 05/15/32	3,761	3,628,554
4.75%, 02/15/33(a)	6,530	6,509,728
5.38%, 06/15/34(a)	6,215	6,440,410
5.50%, 10/15/32	4,034	4,235,054
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31(a)(b)	5,510	4,544,565
3.00%, 12/01/31(a)(b)	3,130	2,630,867
HCA Inc.
2.38%, 07/15/31	5,418	4,612,154
3.50%, 09/01/30	17,306	16,135,739
3.63%, 03/15/32(a)	12,209	11,099,797
5.45%, 04/01/31(a)	6,470	6,638,110
5.45%, 09/15/34	1,820	1,843,452
5.50%, 06/01/33(a)	7,715	7,894,130
5.60%, 04/01/34(a)	8,263	8,491,385
7.50%, 11/06/33(a)	1,105	1,267,174
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30(b)	5,189	4,565,167
5.45%, 06/15/34(a)(b)	4,920	5,045,106
Highmark Inc., 2.55%, 05/10/31(a)(b)	2,874	2,407,277
Humana Inc.
2.15%, 02/03/32	4,961	4,114,146
4.88%, 04/01/30	3,639	3,670,839
5.38%, 04/15/31	7,320	7,496,287
5.88%, 03/01/33(a)	5,046	5,304,764
5.95%, 03/15/34(a)	5,640	5,963,573
ICON Investments Six DAC, 6.00%, 05/08/34	2,610	2,748,423
Laboratory Corp. of America Holdings
2.70%, 06/01/31(a)	3,495	3,074,342
2.95%, 12/01/29	4,055	3,735,214
OhioHealth Corp., 2.30%, 11/15/31(a)	1,820	1,554,169
Piedmont Healthcare Inc., 2.04%, 01/01/32	1,800	1,509,181
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,383	3,479,642
Series 19A, 2.53%, 10/01/29(a)	1,889	1,714,315
Quest Diagnostics Inc.
2.80%, 06/30/31	3,703	3,282,590
2.95%, 06/30/30	5,022	4,605,591
5.00%, 12/15/34	2,550	2,535,407
6.40%, 11/30/33	4,763	5,241,934
Roche Holdings Inc.
2.08%, 12/13/31(b)	12,289	10,485,087
4.91%, 03/08/31(b)	4,695	4,827,306
4.99%, 03/08/34(b)	8,730	8,997,568
5.49%, 11/13/30(b)	7,593	8,041,213
5.59%, 11/13/33(b)	9,830	10,549,146
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	992	967,186
Stanford Health Care, Series 2020, 3.31%, 08/15/30	1,170	1,107,793
Sutter Health
5.16%, 08/15/33	150	154,095
Series 20A, 2.29%, 08/15/30(a)	3,385	2,998,346
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
2.00%, 05/15/30	$8,136	$7,171,737
2.30%, 05/15/31(a)	9,445	8,244,286
4.20%, 05/15/32(a)	9,335	9,112,366
4.50%, 04/15/33	9,119	9,011,324
4.80%, 01/15/30(a)	9,725	9,927,227
4.90%, 04/15/31	6,515	6,661,717
4.95%, 01/15/32(a)	14,190	14,491,341
5.00%, 04/15/34(a)	7,880	8,006,737
5.15%, 07/15/34(a)	14,755	15,160,997
5.30%, 02/15/30(a)	8,293	8,688,570
5.35%, 02/15/33	12,084	12,647,141
Universal Health Services Inc.
2.65%, 10/15/30	5,294	4,678,594
2.65%, 01/15/32	3,302	2,817,543
UPMC, 5.04%, 05/15/33	995	1,007,606
		413,709,166
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC, 6.70%, 07/29/31(a)(b)	470	477,507
Ares Capital Corp., 3.20%, 11/15/31(a)	4,789	4,131,886
Blackstone Private Credit Fund, 6.25%, 01/25/31(a)(b)	1,475	1,508,671
Blue Owl Credit Income Corp., 6.65%, 03/15/31(a)	2,970	3,021,348
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)(b)	3,493	3,214,391
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	4,455	4,485,893
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	540	639,028
Inversiones La Construccion SA, 4.75%, 02/07/32(b)	90	81,000
JAB Holdings BV, 2.20%, 11/23/30(a)(b)	1,013	857,162
		18,416,886
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31	2,354	2,067,913
3.85%, 01/15/30	2,027	1,936,945
NVR Inc., 3.00%, 05/15/30	6,049	5,548,023
PulteGroup Inc.
6.38%, 05/15/33(a)	2,755	2,995,675
7.88%, 06/15/32(a)	2,015	2,377,072
Toll Brothers Finance Corp., 3.80%, 11/01/29(a)	993	951,341
		15,876,969
Home Furnishings — 0.1%
Panasonic Holdings Corp., 5.30%, 07/16/34(a)(b)	3,030	3,085,844
Whirlpool Corp.
2.40%, 05/15/31(a)	2,065	1,750,090
4.70%, 05/14/32(a)	2,155	2,100,761
5.50%, 03/01/33(a)	2,145	2,160,603
5.75%, 03/01/34	2,290	2,318,953
		11,416,251
Household Products & Wares — 0.2%
Avery Dennison Corp.
2.25%, 02/15/32(a)	3,064	2,565,483
2.65%, 04/30/30	3,443	3,104,928
5.75%, 03/15/33(a)	2,325	2,467,669

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
Church & Dwight Co. Inc.
2.30%, 12/15/31(a)	$2,673	$2,303,144
5.60%, 11/15/32	3,241	3,449,804
Clorox Co. (The)
1.80%, 05/15/30	3,542	3,061,260
4.60%, 05/01/32(a)	3,955	3,941,924
Kimberly-Clark Corp.
2.00%, 11/02/31(a)	3,912	3,369,096
3.10%, 03/26/30	4,857	4,591,746
4.50%, 02/16/33(a)	2,505	2,519,384
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(b)	2,695	2,364,114
SC Johnson & Son Inc., 5.75%, 02/15/33(a)(b)	55	57,269
		33,795,821
Insurance — 4.4%
Accident Fund Insurance Co. of America, 8.50%, 08/01/32(a)(b)	170	171,044
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	295	357,589
Aflac Inc., 3.60%, 04/01/30	6,601	6,303,588
AIA Group Ltd.
3.38%, 04/07/30(a)(b)	6,812	6,418,368
4.95%, 04/04/33(a)(b)	4,263	4,324,444
5.38%, 04/05/34(b)	4,335	4,403,947
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(a)(b)	4,570	5,117,043
Alleghany Corp., 3.63%, 05/15/30(a)	3,357	3,243,424
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.232%)(b)(c)	2,620	2,787,143
Allstate Corp. (The)
1.45%, 12/15/30(a)	4,158	3,445,525
5.25%, 03/30/33	5,187	5,361,976
5.35%, 06/01/33	940	973,803
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,738	1,796,725
American International Group Inc.
3.40%, 06/30/30	2,552	2,380,688
5.13%, 03/27/33	5,256	5,360,034
American National Group Inc., 6.14%, 06/13/32(b)	460	452,956
Americo Life Inc., 3.45%, 04/15/31(a)(b)	2,544	2,122,029
AmFam Holdings Inc., 2.81%, 03/11/31(a)(b)	3,318	2,607,286
Aon Corp., 2.80%, 05/15/30	6,552	5,969,812
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	2,476	2,087,109
2.60%, 12/02/31	3,163	2,751,690
5.00%, 09/12/32(a)	3,137	3,180,339
5.35%, 02/28/33	4,923	5,076,213
Aon North America Inc.
5.30%, 03/01/31	4,150	4,285,776
5.45%, 03/01/34(a)	10,235	10,591,358
Arch Capital Group Ltd., 7.35%, 05/01/34	1,790	2,098,053
Arthur J Gallagher & Co.
2.40%, 11/09/31	2,914	2,468,353
5.45%, 07/15/34	3,460	3,556,708
5.50%, 03/02/33(a)	2,004	2,076,706
6.50%, 02/15/34(a)	2,440	2,683,159
Ascot Group Ltd., 4.25%, 12/15/30(a)(b)	2,020	1,758,719
Assurant Inc.
2.65%, 01/15/32(a)	2,570	2,185,554
3.70%, 02/22/30	2,647	2,488,719
Security	Par (000)	Value
Insurance (continued)
6.75%, 02/15/34	$1,120	$1,226,961
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	3,682	3,282,466
Athene Global Funding
2.55%, 11/19/30(b)	3,958	3,447,134
2.65%, 10/04/31(b)	3,145	2,694,174
2.67%, 06/07/31(a)(b)	3,414	2,925,665
5.53%, 07/11/31(b)	2,825	2,888,296
Athene Holding Ltd.
3.50%, 01/15/31	3,214	2,957,445
5.88%, 01/15/34	4,025	4,160,598
6.15%, 04/03/30(a)	3,369	3,587,264
6.65%, 02/01/33	2,893	3,150,915
AXA SA, 8.60%, 12/15/30(a)	5,420	6,475,462
Axis Specialty Finance LLC, 4.90%, 01/15/40, (5-year CMT + 3.186%)(c)	2,309	2,166,343
Belrose Funding Trust, 2.33%, 08/15/30(a)(b)	2,644	2,227,507
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	5,140	4,390,603
1.85%, 03/12/30	3,686	3,267,914
2.88%, 03/15/32(a)	6,343	5,780,075
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	3,558	3,631,145
Brown & Brown Inc.
2.38%, 03/15/31	4,788	4,083,463
4.20%, 03/17/32(a)	3,945	3,732,690
5.65%, 06/11/34	3,125	3,221,264
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	6,533	5,543,339
5.00%, 03/15/34(a)	8,850	9,068,794
CNA Financial Corp.
2.05%, 08/15/30	3,710	3,215,107
5.13%, 02/15/34	3,280	3,304,448
5.50%, 06/15/33(a)	2,820	2,920,751
CNO Financial Group Inc., 6.45%, 06/15/34	4,710	4,913,077
Corebridge Financial Inc.
3.90%, 04/05/32(a)	9,090	8,415,955
5.75%, 01/15/34(a)	4,785	4,988,694
6.05%, 09/15/33(a)	3,260	3,472,015
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	1,330	1,098,763
Empower Finance 2020 LP, 1.78%, 03/17/31(a)(b)	3,072	2,515,193
Enstar Group Ltd., 3.10%, 09/01/31	3,278	2,787,482
Equitable Financial Life Global Funding, 1.75%, 11/15/30(b)	1,957	1,635,946
Equitable Holdings Inc., 5.59%, 01/11/33(a)	3,730	3,857,122
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	3,920	3,519,275
4.63%, 04/29/30	4,511	4,465,055
5.63%, 08/16/32(a)	4,726	4,820,294
6.00%, 12/07/33(b)	4,645	4,847,109
Farmers Exchange Capital II, 6.15%, 11/01/53, (3-mo. LIBOR US + 3.744%)(b)(c)	600	561,101
Fidelity National Financial Inc.
2.45%, 03/15/31(a)	4,068	3,475,603
3.40%, 06/15/30(a)	4,506	4,144,882
First American Financial Corp.
2.40%, 08/15/31	4,225	3,506,722
4.00%, 05/15/30	3,257	3,069,005
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	9,028	8,239,759
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Five Corners Funding Trust III, 5.79%, 02/15/33(a)(b)	$4,910	$5,192,079
GA Global Funding Trust, 2.90%, 01/06/32(a)(b)	3,885	3,328,942
Global Atlantic Fin Co.
3.13%, 06/15/31(a)(b)	4,148	3,545,025
4.40%, 10/15/29(b)	3,253	3,103,892
7.95%, 06/15/33(a)(b)	4,097	4,622,115
Globe Life Inc.
2.15%, 08/15/30(a)	2,986	2,545,533
4.80%, 06/15/32(a)	2,800	2,723,964
5.85%, 09/15/34	1,495	1,513,446
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	2,474	2,149,366
Intact Financial Corp., 5.46%, 09/22/32(a)(b)	3,370	3,422,403
Jackson Financial Inc.
3.13%, 11/23/31	3,360	2,907,656
5.67%, 06/08/32(a)	2,065	2,131,694
Kemper Corp.
2.40%, 09/30/30	2,908	2,472,013
3.80%, 02/23/32(a)	2,745	2,448,279
Lincoln National Corp.
3.05%, 01/15/30(a)	2,944	2,708,341
3.40%, 01/15/31(a)	2,903	2,646,043
3.40%, 03/01/32	1,045	938,636
5.85%, 03/15/34	1,430	1,490,540
Loews Corp., 3.20%, 05/15/30	3,612	3,375,802
Manulife Financial Corp., 3.70%, 03/16/32(a)	5,820	5,481,096
Markel Group Inc., 3.35%, 09/17/29(a)	991	934,771
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,998	4,421,182
2.38%, 12/15/31(a)	2,684	2,318,337
5.15%, 03/15/34(a)	3,150	3,263,541
5.40%, 09/15/33(a)	4,230	4,462,258
5.75%, 11/01/32(a)	3,007	3,236,717
5.88%, 08/01/33	1,600	1,735,339
MassMutual Global Funding II
1.55%, 10/09/30(b)	3,821	3,217,443
2.15%, 03/09/31(a)(b)	3,900	3,387,917
MetLife Inc.
4.55%, 03/23/30(a)	6,764	6,859,375
5.38%, 07/15/33(a)	6,745	7,062,505
6.38%, 06/15/34	3,740	4,177,786
6.50%, 12/15/32(a)	2,499	2,816,419
Metropolitan Life Global Funding I
1.55%, 01/07/31(a)(b)	5,083	4,186,791
2.40%, 01/11/32(a)(b)	4,650	3,970,307
2.95%, 04/09/30(a)(b)	6,383	5,877,936
5.05%, 01/08/34(a)(b)	3,465	3,522,123
5.15%, 03/28/33(b)	6,558	6,725,100
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42, (5-year CMT + 3.982%)(b)(c)	8,320	8,540,713
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)(b)	355	404,781
8.25%, 12/01/31(a)(b)	1,985	2,266,951
New York Life Global Funding
1.20%, 08/07/30(a)(b)	4,337	3,613,401
1.85%, 08/01/31(a)(b)	3,550	2,965,000
4.55%, 01/28/33(b)	6,170	6,074,384
5.00%, 01/09/34(b)	6,280	6,381,021
Security	Par (000)	Value
Insurance (continued)
New York Life Insurance Co., 5.88%, 05/15/33(b)	$6,295	$6,697,268
Nippon Life Insurance Co.
2.75%, 01/21/51, (5-year CMT + 2.653%)(b)(c)	9,733	8,403,937
2.90%, 09/16/51, (5-year CMT + 2.600%)(a)(b)(c)	5,630	4,822,058
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)(c)	5,868	5,376,530
5.95%, 04/16/54, (5-year CMT + 2.590%)(a)(b)(c)	7,590	7,873,522
6.25%, 09/13/53, (5-year CMT + 2.954%)(a)(b)(c)	4,075	4,352,917
Northwestern Mutual Global Funding, 5.16%, 05/28/31(b)	3,205	3,329,084
Old Republic International Corp., 5.75%, 03/28/34	2,565	2,653,588
Pacific Life Global Funding II, 2.45%, 01/11/32(a)(b)	2,325	1,949,784
Pacific LifeCorp., 6.60%, 09/15/33(a)(b)	1,215	1,346,786
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(c)	3,190	2,915,651
Pricoa Global Funding I, 4.65%, 08/27/31(a)(b)	1,865	1,862,887
Primerica Inc., 2.80%, 11/19/31	3,863	3,336,881
Principal Financial Group Inc.
2.13%, 06/15/30(a)	4,176	3,631,810
5.38%, 03/15/33	2,880	2,966,769
Principal Life Global Funding II
1.50%, 08/27/30(a)(b)	2,615	2,179,228
1.63%, 11/19/30(a)(b)	1,960	1,633,696
Progressive Corp. (The)
3.00%, 03/15/32(a)	3,143	2,846,456
3.20%, 03/26/30(a)	3,620	3,413,676
4.95%, 06/15/33(a)	3,593	3,689,677
6.25%, 12/01/32(a)	1,685	1,874,545
Protective Life Corp., 3.40%, 01/15/30(b)	2,899	2,710,736
Protective Life Global Funding, 1.74%, 09/21/30(a)(b)	4,002	3,433,469
Prudential Financial Inc.
2.10%, 03/10/30(a)	3,250	2,890,212
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)(c)	4,799	4,299,718
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	5,925	5,772,993
5.75%, 07/15/33(a)	2,370	2,587,851
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	7,083	7,266,003
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)(c)	5,005	5,176,176
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	3,035	3,225,325
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	6,401	5,951,186
3.63%, 03/24/32	2,612	2,410,326
Reinsurance Group of America Inc.
3.15%, 06/15/30	4,159	3,832,174
5.75%, 09/15/34(a)	1,865	1,937,127
6.00%, 09/15/33	2,975	3,139,427
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33(a)	4,981	5,147,804
RGA Global Funding, 5.50%, 01/11/31(b)	3,355	3,468,055
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	5,432	4,669,293
4.75%, 04/08/32(b)	2,625	2,419,443

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.88%, 04/15/34(a)(b)	$4,895	$5,175,778
SBL Holdings Inc., 5.00%, 02/18/31(a)(b)	3,715	3,369,950
Stewart Information Services Corp., 3.60%, 11/15/31	2,910	2,496,140
Sumitomo Life Insurance Co.
3.38%, 04/15/81, (5-year CMT + 2.747%)(b)(c)	4,330	3,851,601
5.88%, (5-year CMT + 2.841%)(a)(b)(c)(d)	5,600	5,746,776
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35, (3-mo. SOFR +1.813%)(b)(c)	3,085	3,167,555
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,718	3,059,132
Trustage Financial Group Inc., 4.63%, 04/15/32(a)(b)	1,615	1,457,212
Western & Southern Financial Group Inc., 5.75%, 07/15/33(a)(b)	890	935,914
Willis North America Inc., 5.35%, 05/15/33	5,160	5,254,416
		621,746,260
Internet — 1.7%
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	9,295	7,976,506
Alphabet Inc., 1.10%, 08/15/30(a)	14,116	11,957,559
Amazon.com Inc.
1.50%, 06/03/30	12,306	10,641,372
2.10%, 05/12/31	17,882	15,620,919
3.60%, 04/13/32	14,909	14,209,546
4.65%, 12/01/29	8,998	9,231,618
4.70%, 12/01/32(a)	13,678	14,012,930
Baidu Inc.
2.38%, 10/09/30	1,250	1,103,975
2.38%, 08/23/31	2,560	2,202,721
3.43%, 04/07/30	2,295	2,165,489
Booking Holdings Inc., 4.63%, 04/13/30(a)	9,283	9,382,857
eBay Inc.
2.60%, 05/10/31(a)	4,672	4,113,948
2.70%, 03/11/30(a)	6,333	5,790,199
6.30%, 11/22/32	2,765	3,028,059
Expedia Group Inc.
2.95%, 03/15/31(a)	3,186	2,865,546
3.25%, 02/15/30(a)	7,873	7,349,155
JD.com Inc., 3.38%, 01/14/30(a)	3,427	3,228,580
Meituan, 3.05%, 10/28/30(b)	6,340	5,676,477
Meta Platforms Inc.
3.85%, 08/15/32	18,118	17,355,680
4.55%, 08/15/31	6,360	6,432,174
4.75%, 08/15/34(a)	13,285	13,368,376
4.80%, 05/15/30	7,033	7,252,857
4.95%, 05/15/33(a)	10,757	11,098,946
Netflix Inc.
4.88%, 06/15/30(b)	7,376	7,542,302
4.90%, 08/15/34(a)	380	389,233
5.38%, 11/15/29(b)	3,876	4,046,917
Prosus NV
3.06%, 07/13/31(a)(b)	10,005	8,564,252
3.68%, 01/21/30(a)(b)	6,847	6,313,424
4.19%, 01/19/32(b)	6,175	5,618,367
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(b)	11,310	10,089,534
2.88%, 04/22/31(a)(b)	3,455	3,098,417
Tencent Music Entertainment Group, 2.00%, 09/03/30(a)	3,673	3,152,831
VeriSign Inc., 2.70%, 06/15/31	4,960	4,303,494
Security	Par (000)	Value
Internet (continued)
Weibo Corp., 3.38%, 07/08/30(a)	$5,878	$5,265,675
		244,449,935
Iron & Steel — 0.4%
ArcelorMittal SA
6.00%, 06/17/34(a)	3,145	3,257,873
6.80%, 11/29/32(a)	6,138	6,718,087
GUSAP III LP, 4.25%, 01/21/30(a)(b)	3,255	3,137,179
Nucor Corp.
2.70%, 06/01/30(a)	3,798	3,474,976
3.13%, 04/01/32(a)	3,857	3,481,011
POSCO, 5.88%, 01/17/33(b)	35	36,893
Reliance Inc., 2.15%, 08/15/30	3,927	3,417,014
Steel Dynamics Inc.
3.25%, 01/15/31	3,361	3,060,437
3.45%, 04/15/30	4,395	4,106,880
5.38%, 08/15/34	2,960	3,002,023
Vale Overseas Ltd.
3.75%, 07/08/30	8,182	7,641,873
6.13%, 06/12/33(a)	8,355	8,746,507
8.25%, 01/17/34(a)	2,470	2,969,167
		53,049,920
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31(a)	3,525	2,916,129
4.40%, 09/15/32(a)	2,975	2,765,106
		5,681,235
Lodging — 0.3%
Choice Hotels International Inc.
3.70%, 12/01/29(a)	2,470	2,299,672
3.70%, 01/15/31	2,797	2,554,158
5.85%, 08/01/34(a)	2,925	2,990,181
Hyatt Hotels Corp.
5.50%, 06/30/34	1,870	1,896,304
5.75%, 04/23/30	3,027	3,135,758
Las Vegas Sands Corp., 6.20%, 08/15/34(a)	995	1,019,009
Marriott International Inc./MD
4.80%, 03/15/30	385	387,184
5.30%, 05/15/34	3,135	3,188,153
Series FF, 4.63%, 06/15/30	6,505	6,513,394
Series GG, 3.50%, 10/15/32	6,385	5,756,761
Series HH, 2.85%, 04/15/31	6,703	5,946,950
Series II, 2.75%, 10/15/33	5,181	4,346,324
Sands China Ltd.
3.25%, 08/08/31(a)	3,985	3,440,443
4.38%, 06/18/30(a)	5,354	5,051,858
		48,526,149
Machinery — 0.8%
AGCO Corp., 5.80%, 03/21/34(a)	4,845	4,983,058
Caterpillar Inc.
1.90%, 03/12/31(a)	3,018	2,625,685
2.60%, 04/09/30(a)	5,469	5,023,904
Deere & Co.
3.10%, 04/15/30	4,367	4,104,078
7.13%, 03/03/31(a)	505	586,534
8.10%, 05/15/30(a)	1,055	1,255,151
Flowserve Corp.
2.80%, 01/15/32	3,144	2,683,451
3.50%, 10/01/30	3,139	2,899,844
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
IDEX Corp.
2.63%, 06/15/31	$3,033	$2,644,625
3.00%, 05/01/30	3,556	3,261,346
Ingersoll Rand Inc.
5.31%, 06/15/31	2,710	2,803,145
5.45%, 06/15/34(a)	5,115	5,319,736
5.70%, 08/14/33(a)	6,025	6,355,359
John Deere Capital Corp.
1.45%, 01/15/31(a)	3,778	3,176,424
2.00%, 06/17/31	3,645	3,132,301
2.45%, 01/09/30(a)	3,489	3,191,552
3.90%, 06/07/32	2,951	2,819,758
4.35%, 09/15/32(a)	3,519	3,501,615
4.70%, 06/10/30(a)	6,380	6,519,318
4.85%, 10/11/29(a)	2,092	2,149,458
4.90%, 03/07/31(a)	4,675	4,793,370
5.10%, 04/11/34(a)	6,995	7,228,725
5.15%, 09/08/33(a)	3,745	3,903,126
Series 1, 5.05%, 06/12/34(a)	5,275	5,427,172
Nordson Corp., 5.80%, 09/15/33	3,030	3,229,896
nVent Finance SARL
2.75%, 11/15/31	2,020	1,729,541
5.65%, 05/15/33(a)	2,136	2,191,241
Oshkosh Corp., 3.10%, 03/01/30(a)	2,460	2,255,695
Otis Worldwide Corp., 2.57%, 02/15/30	9,348	8,442,407
Rockwell Automation Inc., 1.75%, 08/15/31(a)	2,781	2,331,764
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	2,350	2,447,300
Xylem Inc./New York, 2.25%, 01/30/31(a)	4,378	3,813,885
		116,830,464
Manufacturing — 0.4%
3M Co., 3.05%, 04/15/30(a)	4,136	3,870,993
Carlisle Companies Inc.
2.20%, 03/01/32(a)	3,365	2,814,283
2.75%, 03/01/30(a)	4,917	4,467,175
Eaton Corp.
4.00%, 11/02/32(a)	3,690	3,557,374
4.15%, 03/15/33(a)	8,210	7,981,090
Pentair Finance SARL, 5.90%, 07/15/32	2,510	2,647,469
Siemens Financieringsmaatschappij NV, 2.15%, 03/11/31(a)(b)	10,412	9,085,839
Teledyne Technologies Inc., 2.75%, 04/01/31(a)	6,020	5,329,211
Textron Inc.
2.45%, 03/15/31(a)	3,078	2,663,277
3.00%, 06/01/30	4,348	3,975,463
3.90%, 09/17/29(a)	1,921	1,856,867
6.10%, 11/15/33(a)	2,185	2,332,781
		50,581,822
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	6,406	5,117,164
2.80%, 04/01/31	9,737	8,258,906
4.40%, 04/01/33(a)	6,542	5,946,116
6.55%, 06/01/34	7,320	7,582,694
6.65%, 02/01/34	6,655	6,931,208
Comcast Corp.
1.50%, 02/15/31(a)	10,755	8,942,285
1.95%, 01/15/31	9,270	7,923,460
Security	Par (000)	Value
Media (continued)
2.65%, 02/01/30	$9,926	$9,082,550
3.40%, 04/01/30	10,053	9,529,307
4.20%, 08/15/34	10	9,514
4.25%, 10/15/30	9,411	9,304,837
4.25%, 01/15/33	10,509	10,159,026
4.65%, 02/15/33(a)	6,925	6,922,927
4.80%, 05/15/33(a)	6,063	6,101,763
5.30%, 06/01/34	7,270	7,536,525
5.50%, 11/15/32	6,312	6,664,515
7.05%, 03/15/33	4,658	5,388,805
Cox Communications Inc.
1.80%, 10/01/30(a)(b)	3,462	2,883,185
2.60%, 06/15/31(a)(b)	3,437	2,919,118
5.45%, 09/01/34(a)(b)	2,875	2,858,618
5.70%, 06/15/33(b)	2,891	2,947,531
Discovery Communications LLC, 3.63%, 05/15/30	6,806	6,041,071
FactSet Research Systems Inc., 3.45%, 03/01/32	3,293	2,959,612
Fox Corp.
3.50%, 04/08/30(a)	4,923	4,643,722
6.50%, 10/13/33	6,777	7,341,703
Grupo Televisa SAB, 8.50%, 03/11/32	1,420	1,650,516
Paramount Global
4.20%, 05/19/32(a)	5,550	4,819,149
4.95%, 01/15/31(a)	6,048	5,617,983
5.50%, 05/15/33	910	833,597
7.88%, 07/30/30	5,115	5,558,684
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33(a)	4,800	5,465,640
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32(a)	3,379	3,895,819
Walt Disney Co. (The)
2.65%, 01/13/31(a)	15,419	13,891,264
3.80%, 03/22/30(a)	8,375	8,158,227
6.55%, 03/15/33	2,195	2,479,562
		206,366,603
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.13%, 04/01/32	2,305	2,179,253
Mining — 1.5%
Anglo American Capital PLC
2.63%, 09/10/30(b)	6,434	5,636,458
2.88%, 03/17/31(b)	3,219	2,819,660
5.50%, 05/02/33(a)(b)	5,750	5,821,716
5.63%, 04/01/30(b)	5,110	5,265,231
5.75%, 04/05/34(b)	6,310	6,489,424
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	4,685	4,250,606
Antofagasta PLC
2.38%, 10/14/30(b)	2,745	2,381,273
5.63%, 05/13/32(b)	905	936,228
6.25%, 05/02/34(b)	3,945	4,212,061
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	4,655	4,715,119
5.25%, 09/08/30(a)	6,225	6,482,663
5.25%, 09/08/33	9,080	9,369,976
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(b)	7,385	6,723,818
3.15%, 01/14/30(a)(b)	7,238	6,592,153
3.75%, 01/15/31(a)(b)	5,815	5,363,565

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.13%, 02/02/33(b)	$6,390	$6,294,761
5.95%, 01/08/34(a)(b)	5,352	5,563,087
Freeport Indonesia PT, 5.32%, 04/14/32(a)(b)	9,490	9,514,541
Freeport-McMoRan Inc.
4.25%, 03/01/30	3,118	3,028,395
4.63%, 08/01/30	3,940	3,897,099
5.25%, 09/01/29(a)	2,502	2,536,533
Glencore Funding LLC
2.50%, 09/01/30(a)(b)	6,360	5,587,848
2.63%, 09/23/31(a)(b)	4,995	4,260,984
2.85%, 04/27/31(b)	3,972	3,477,298
5.63%, 04/04/34(b)	6,865	6,990,305
5.70%, 05/08/33(a)(b)	3,133	3,223,270
6.38%, 10/06/30(b)	4,820	5,150,907
6.50%, 10/06/33(b)	6,105	6,589,385
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)(b)	8,026	8,096,637
Industrias Penoles SAB de CV, 4.15%, 09/12/29(b)	3,545	3,385,273
Kinross Gold Corp., 6.25%, 07/15/33	4,321	4,621,861
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(a)(b)	3,208	3,000,527
Newmont Corp.
2.25%, 10/01/30(a)	6,587	5,841,146
2.60%, 07/15/32(a)	5,651	4,932,300
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30(b)	3,922	3,673,574
5.35%, 03/15/34(b)	4,575	4,733,580
Nexa Resources SA, 6.75%, 04/09/34(b)	3,600	3,779,842
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	3,955	4,132,188
Rio Tinto Alcan Inc.
6.13%, 12/15/33	2,903	3,193,905
7.25%, 03/15/31(a)	2,957	3,367,635
Rio Tinto Finance USA PLC, 5.00%, 03/09/33(a)	4,140	4,271,365
South32 Treasury Ltd., 4.35%, 04/14/32(a)(b)	4,542	4,235,918
Vale Canada Ltd., 7.20%, 09/15/32	854	921,252
Yamana Gold Inc., 2.63%, 08/15/31	3,653	3,122,136
		208,483,503
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	6,166	5,556,176
5.55%, 08/22/34	210	211,764
		5,767,940
Oil & Gas — 4.2%
Aker BP ASA
3.10%, 07/15/31(b)	6,534	5,744,810
3.75%, 01/15/30(b)	6,370	6,029,293
4.00%, 01/15/31(a)(b)	4,870	4,564,535
6.00%, 06/13/33(b)	6,579	6,857,196
Apache Corp., 4.25%, 01/15/30(a)	2,409	2,299,998
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	6,872	5,919,320
2.72%, 01/12/32	12,590	11,083,921
3.63%, 04/06/30	8,384	8,070,434
4.81%, 02/13/33(a)	14,110	14,113,792
4.89%, 09/11/33(a)	9,393	9,445,218
4.99%, 04/10/34(a)	6,695	6,765,409
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
4.88%, (5-year CMT + 4.398%)(a)(c)(d)	$12,211	$11,962,092
6.45%, (5-year CMT + 2.153%)(a)(c)(d)	4,115	4,280,896
Burlington Resources LLC
7.20%, 08/15/31	2,978	3,421,714
7.40%, 12/01/31(a)	1,079	1,251,688
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	3,433	3,108,657
6.45%, 06/30/33(a)	1,145	1,235,683
7.20%, 01/15/32(a)	2,514	2,838,848
Cenovus Energy Inc., 2.65%, 01/15/32	3,500	2,986,196
Chevron Corp., 2.24%, 05/11/30	10,196	9,146,641
Chevron USA Inc., 3.25%, 10/15/29	2,451	2,345,501
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	100	107,848
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29(a)	3,420	3,237,557
Conoco Funding Co., 7.25%, 10/15/31	2,645	3,054,010
ConocoPhillips Co.
5.05%, 09/15/33(a)	6,520	6,686,249
5.90%, 10/15/32(a)	2,785	3,015,167
Continental Resources Inc./OK
2.88%, 04/01/32(b)	5,265	4,427,052
5.75%, 01/15/31(a)(b)	9,528	9,662,833
Coterra Energy Inc., 5.60%, 03/15/34(a)	3,585	3,669,152
Devon Energy Corp.
4.50%, 01/15/30(a)	3,875	3,835,515
5.20%, 09/15/34	5,050	4,991,296
7.88%, 09/30/31	3,580	4,152,442
7.95%, 04/15/32(a)	2,761	3,238,029
Diamondback Energy Inc.
3.13%, 03/24/31	5,393	4,866,053
3.50%, 12/01/29	5,984	5,655,268
5.15%, 01/30/30(a)	5,715	5,842,005
5.40%, 04/18/34	8,590	8,743,223
6.25%, 03/15/33	7,083	7,608,458
Empresa Nacional del Petroleo
3.45%, 09/16/31(b)	1,255	1,125,946
5.25%, 11/06/29(b)	2,910	2,914,263
5.95%, 07/30/34(b)	70	72,733
6.15%, 05/10/33(b)	4,290	4,500,120
Eni SpA, 5.50%, 05/15/34(a)(b)	5,530	5,698,867
EOG Resources Inc., 4.38%, 04/15/30	4,960	4,967,342
EQT Corp.
3.63%, 05/15/31(a)(b)	3,178	2,886,281
5.75%, 02/01/34	5,265	5,377,018
7.00%, 02/01/30(a)	4,356	4,745,792
Equinor ASA
2.38%, 05/22/30(a)	3,401	3,072,501
3.13%, 04/06/30	8,943	8,406,169
Exxon Mobil Corp.
2.61%, 10/15/30	12,840	11,714,375
3.48%, 03/19/30	12,840	12,365,064
Helmerich & Payne Inc., 2.90%, 09/29/31(a)	4,060	3,493,755
Hess Corp.
7.13%, 03/15/33	3,680	4,191,989
7.30%, 08/15/31(a)	4,279	4,882,430
7.88%, 10/01/29	2,010	2,295,707
HF Sinclair Corp., 4.50%, 10/01/30(a)	2,559	2,472,733
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(b)	215	239,906
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)(b)	$4,375	$3,719,503
5.38%, 04/24/30(a)(b)	6,545	6,468,312
Marathon Oil Corp.
5.70%, 04/01/34	4,345	4,584,448
6.80%, 03/15/32	3,799	4,236,386
Occidental Petroleum Corp.
5.38%, 01/01/32	6,260	6,352,416
5.55%, 10/01/34(a)	3,905	3,967,984
6.13%, 01/01/31(a)	7,005	7,383,021
6.63%, 09/01/30	8,862	9,546,988
7.50%, 05/01/31	5,500	6,239,381
7.88%, 09/15/31	3,113	3,593,968
8.88%, 07/15/30	6,113	7,210,644
Ovintiv Inc.
6.25%, 07/15/33(a)	4,215	4,450,171
6.50%, 08/15/34	115	124,587
7.20%, 11/01/31	2,090	2,320,752
7.38%, 11/01/31	3,350	3,743,042
8.13%, 09/15/30(a)	2,185	2,524,558
Patterson-UTI Energy Inc.
5.15%, 11/15/29(a)	282	280,326
7.15%, 10/01/33	3,000	3,251,419
Pertamina Persero PT
2.30%, 02/09/31(b)	5,855	5,042,209
3.10%, 01/21/30(b)	3,585	3,293,719
3.10%, 08/27/30(a)(b)	5,060	4,610,166
Petronas Capital Ltd.
2.48%, 01/28/32(b)	9,165	7,895,629
3.50%, 04/21/30(a)(b)	16,604	15,759,521
Phillips 66, 2.15%, 12/15/30	5,599	4,867,268
Phillips 66 Co.
3.15%, 12/15/29	3,789	3,541,357
5.25%, 06/15/31(a)	3,910	4,020,339
5.30%, 06/30/33	6,033	6,173,413
Pioneer Natural Resources Co.
1.90%, 08/15/30(a)	6,344	5,526,217
2.15%, 01/15/31(a)	5,309	4,617,960
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30(a)(b)	2,570	2,368,365
Qatar Energy, 2.25%, 07/12/31(b)	20,610	17,964,500
Raizen Fuels Finance SA, 6.45%, 03/05/34(a)(b)	8,450	8,906,697
Reliance Industries Ltd., 2.88%, 01/12/32(a)(b)	9,650	8,405,646
SA Global Sukuk Ltd., 2.69%, 06/17/31(b)	18,125	16,042,256
Santos Finance Ltd.
3.65%, 04/29/31(b)	6,564	5,936,240
6.88%, 09/19/33(b)	5,430	5,955,825
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)(b)	13,410	11,666,700
5.25%, 07/17/34(b)	6,835	6,982,089
Shell International Finance BV
2.38%, 11/07/29	4,314	3,940,784
2.75%, 04/06/30(a)	11,717	10,816,986
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)(b)	7,655	6,847,581
2.70%, 05/13/30(a)(b)	9,765	9,100,013
2.95%, 11/12/29(a)(b)	6,197	5,868,959
Suncor Energy Inc., 7.15%, 02/01/32	3,585	4,019,123
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)(b)	3,993	3,406,053
Security	Par (000)	Value
Oil & Gas (continued)
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(a)(b)	$2,558	$2,233,769
Tosco Corp., 8.13%, 02/15/30	2,667	3,140,664
TotalEnergies Capital International SA, 2.83%, 01/10/30(a)	7,803	7,254,679
TotalEnergies Capital SA, 5.15%, 04/05/34	8,580	8,870,592
Valero Energy Corp.
2.80%, 12/01/31(a)	2,950	2,575,542
7.50%, 04/15/32(a)	4,590	5,324,474
Var Energi ASA, 8.00%, 11/15/32(b)	6,088	7,008,043
		601,668,274
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	728	683,047
4.49%, 05/01/30(a)	3,311	3,323,322
Halliburton Co., 2.92%, 03/01/30	6,710	6,161,573
NOV Inc., 3.60%, 12/01/29(a)	3,449	3,271,502
Schlumberger Investment SA
2.65%, 06/26/30(a)	7,105	6,480,336
4.85%, 05/15/33(a)	2,655	2,694,839
5.00%, 06/01/34	2,875	2,930,648
		25,545,267
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 5.63%, 05/26/33(a)	3,050	3,178,142
Amcor Flexibles North America Inc.
2.63%, 06/19/30(a)	3,453	3,068,798
2.69%, 05/25/31(a)	4,883	4,254,697
AptarGroup Inc., 3.60%, 03/15/32	1,740	1,576,613
Berry Global Inc.
5.65%, 01/15/34(b)	5,190	5,280,120
5.80%, 06/15/31(b)	3,915	4,029,790
CCL Industries Inc., 3.05%, 06/01/30(a)(b)	4,163	3,808,612
Packaging Corp. of America
3.00%, 12/15/29(a)	3,668	3,410,927
5.70%, 12/01/33	2,495	2,620,452
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	1,730	1,770,155
5.44%, 04/03/34(b)	6,526	6,711,469
Sonoco Products Co.
2.85%, 02/01/32(a)	3,177	2,747,859
3.13%, 05/01/30(a)	4,104	3,795,832
WestRock MWV LLC
7.95%, 02/15/31(a)	2,065	2,394,803
8.20%, 01/15/30	2,610	3,020,497
WRKCo Inc.
3.00%, 06/15/33(a)	3,885	3,390,642
4.20%, 06/01/32(a)	2,998	2,888,996
		57,948,404
Pharmaceuticals — 3.5%
AbbVie Inc.
3.20%, 11/21/29	25,112	23,795,530
4.95%, 03/15/31	10,675	10,991,574
5.05%, 03/15/34(a)	18,365	18,924,464
Astrazeneca Finance LLC
2.25%, 05/28/31	4,454	3,883,360
4.88%, 03/03/33(a)	3,175	3,258,864
4.90%, 03/03/30(a)	3,900	4,027,633
4.90%, 02/26/31	6,585	6,767,432
5.00%, 02/26/34	7,340	7,558,658

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC, 1.38%, 08/06/30	$7,884	$6,714,090
Bayer U.S. Finance II LLC, 4.20%, 07/15/34(b)	115	103,236
Bayer U.S. Finance LLC
6.38%, 11/21/30(b)	7,900	8,398,972
6.50%, 11/21/33(a)(b)	11,285	12,029,415
Becton Dickinson & Co.
1.96%, 02/11/31(a)	6,258	5,316,835
2.82%, 05/20/30(a)	4,880	4,460,466
4.30%, 08/22/32	3,444	3,339,639
5.11%, 02/08/34(a)	3,034	3,080,927
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	7,607	6,428,226
2.95%, 03/15/32(a)	10,730	9,640,038
5.10%, 02/22/31	7,540	7,795,282
5.20%, 02/22/34(a)	15,116	15,679,142
5.75%, 02/01/31(a)	6,070	6,500,680
5.90%, 11/15/33(a)	6,270	6,829,368
Cardinal Health Inc., 5.45%, 02/15/34(a)	1,930	1,994,669
Cencora Inc.
2.70%, 03/15/31	6,349	5,628,023
2.80%, 05/15/30(a)	3,330	3,027,266
5.13%, 02/15/34(a)	2,655	2,700,435
Cigna Group (The)
2.38%, 03/15/31	9,024	7,844,230
2.40%, 03/15/30	8,743	7,836,933
5.13%, 05/15/31(a)	4,660	4,780,343
5.25%, 02/15/34(a)	7,780	7,945,991
5.40%, 03/15/33	5,073	5,252,495
CVS Health Corp.
1.75%, 08/21/30	7,661	6,448,701
1.88%, 02/28/31	7,491	6,206,663
2.13%, 09/15/31(a)	6,359	5,281,863
3.75%, 04/01/30	9,122	8,647,919
5.13%, 02/21/30(a)	9,000	9,141,764
5.25%, 01/30/31(a)	4,671	4,749,500
5.25%, 02/21/33(a)	10,561	10,624,356
5.30%, 06/01/33(a)	7,576	7,608,359
5.55%, 06/01/31(a)	7,525	7,735,714
5.70%, 06/01/34(a)	7,660	7,847,612
Eli Lilly & Co.
4.60%, 08/14/34	4,970	4,983,946
4.70%, 02/27/33	6,238	6,332,400
4.70%, 02/09/34	8,675	8,785,336
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34(a)	1,120	1,192,143
Johnson & Johnson
1.30%, 09/01/30(a)	10,734	9,205,176
4.38%, 12/05/33(a)	1,530	1,557,373
4.90%, 06/01/31(a)	7,090	7,364,497
4.95%, 05/15/33(a)	1,760	1,871,133
4.95%, 06/01/34(a)	5,690	5,951,701
McKesson Corp., 5.10%, 07/15/33	3,421	3,513,062
Merck & Co. Inc.
1.45%, 06/24/30	8,217	7,035,111
2.15%, 12/10/31	12,314	10,601,953
4.30%, 05/17/30(a)	5,375	5,397,199
4.50%, 05/17/33(a)	9,348	9,358,805
6.50%, 12/01/33	775	885,678
Novartis Capital Corp., 2.20%, 08/14/30	9,277	8,332,964
Pfizer Inc.
1.70%, 05/28/30	6,637	5,776,789
Security	Par (000)	Value
Pharmaceuticals (continued)
1.75%, 08/18/31(a)	$6,419	$5,423,284
2.63%, 04/01/30(a)	7,861	7,216,925
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30(a)	16,975	17,257,605
4.75%, 05/19/33	29,713	29,872,773
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	15,239	13,379,739
5.30%, 07/05/34(a)	6,710	6,886,840
Viatris Inc., 2.70%, 06/22/30(a)	8,788	7,736,209
Wyeth LLC, 6.50%, 02/01/34	4,865	5,508,932
Zoetis Inc.
2.00%, 05/15/30	4,875	4,254,661
5.60%, 11/16/32(a)	4,848	5,110,164
		497,619,065
Pipelines — 3.6%
6297782 LLC, 5.58%, 10/01/34(b)	1,910	1,901,745
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(a)(b)	3,565	3,449,672
Boardwalk Pipelines LP
3.40%, 02/15/31	3,537	3,194,183
3.60%, 09/01/32	3,462	3,101,063
5.63%, 08/01/34(a)	2,005	2,046,900
Cameron LNG LLC, 2.90%, 07/15/31(b)	5,682	5,030,376
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	7,076	6,735,090
Cheniere Energy Inc., 5.65%, 04/15/34(b)	9,785	10,069,201
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	7,807	6,926,828
4.00%, 03/01/31(a)	9,475	8,936,906
5.75%, 08/15/34(a)(b)	5,795	5,999,824
5.95%, 06/30/33(a)	8,927	9,397,283
Colonial Enterprises Inc., 3.25%, 05/15/30(a)(b)	4,083	3,774,142
Colonial Pipeline Co., 7.63%, 04/15/32(a)(b)	1,195	1,382,714
Columbia Pipelines Holding Co. LLC, 5.68%, 01/15/34(b)	3,055	3,117,105
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30(a)(b)	3,265	3,429,720
6.04%, 11/15/33(b)	9,415	9,940,596
DCP Midstream Operating LP
3.25%, 02/15/32	3,080	2,730,516
8.13%, 08/16/30(a)	2,650	3,099,419
DT Midstream Inc., 4.30%, 04/15/32(b)	4,030	3,739,173
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	1,006	933,542
El Paso Natural Gas Co. LLC
3.50%, 02/15/32(a)(b)	1,884	1,661,333
8.38%, 06/15/32	1,590	1,875,785
Enbridge Inc.
2.50%, 08/01/33	6,963	5,760,955
3.13%, 11/15/29(a)	113	105,402
5.63%, 04/05/34	7,790	8,037,639
5.70%, 03/08/33(a)	14,245	14,853,236
6.20%, 11/15/30	4,630	5,003,463
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)(c)	4,025	4,149,055
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	25	25,597
7.63%, 01/15/83, (5-year CMT + 4.418%)(c)	3,420	3,576,786
8.50%, 01/15/84, (5-year CMT + 4.431%)(a)(c)	4,030	4,416,920
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(c)	5,673	5,423,710
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Energy Transfer LP
3.75%, 05/15/30	$10,096	$9,550,001
4.15%, 09/15/29	94	91,721
5.55%, 05/15/34	3,590	3,682,669
5.60%, 09/01/34	3,775	3,885,721
5.75%, 02/15/33(a)	9,322	9,694,022
6.40%, 12/01/30	6,392	6,916,106
6.55%, 12/01/33	9,430	10,313,027
7.38%, 02/01/31(a)(b)	5,050	5,376,589
8.25%, 11/15/29	1,795	2,063,842
EnLink Midstream LLC
5.65%, 09/01/34	800	813,953
6.50%, 09/01/30(b)	2,975	3,180,590
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	7,881	7,286,587
4.85%, 01/31/34(a)	6,855	6,882,443
5.35%, 01/31/33(a)	6,153	6,398,774
Series D, 6.88%, 03/01/33(a)	3,185	3,625,558
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	5,195	4,471,362
Florida Gas Transmission Co. LLC
2.30%, 10/01/31(a)(b)	4,267	3,605,722
2.55%, 07/01/30(b)	3,599	3,207,271
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(b)	1,256	1,106,226
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	1,645	1,893,827
7.40%, 03/15/31(a)	1,802	2,034,513
7.75%, 03/15/32(a)	1,975	2,293,851
Kinder Morgan Inc.
2.00%, 02/15/31(a)	5,116	4,355,880
4.80%, 02/01/33	5,108	4,991,704
5.20%, 06/01/33	9,192	9,213,062
5.40%, 02/01/34(a)	6,625	6,723,426
7.75%, 01/15/32	6,144	7,126,596
7.80%, 08/01/31(a)	3,263	3,769,003
MPLX LP
2.65%, 08/15/30	9,524	8,512,183
4.95%, 09/01/32	6,075	6,013,362
5.00%, 03/01/33(a)	6,895	6,823,125
5.50%, 06/01/34(a)	8,860	9,014,732
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5,205	4,559,470
ONEOK Inc.
3.10%, 03/15/30	5,124	4,728,221
3.25%, 06/01/30(a)	3,158	2,926,121
5.80%, 11/01/30(a)	3,783	3,994,996
6.05%, 09/01/33	9,452	9,976,022
6.10%, 11/15/32	5,130	5,446,978
6.35%, 01/15/31(a)	3,554	3,814,409
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	317	342,517
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	6,421	6,044,126
3.80%, 09/15/30	5,502	5,181,528
5.70%, 09/15/34	2,850	2,914,880
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	12,333	12,204,117
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	2,777	2,345,881
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	757	892,631
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Corp.
4.20%, 02/01/33	$4,710	$4,380,591
6.13%, 03/15/33	5,613	5,962,742
6.50%, 03/30/34	6,748	7,363,023
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,375	5,915,016
4.88%, 02/01/31	6,680	6,560,823
5.50%, 03/01/30	6,067	6,150,482
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	6,439	5,837,424
Texas Eastern Transmission LP, 7.00%, 07/15/32	3,118	3,479,673
TransCanada PipeLines Ltd.
2.50%, 10/12/31	6,454	5,628,884
4.10%, 04/15/30	7,831	7,624,215
4.63%, 03/01/34	8,395	8,157,792
5.60%, 03/31/34	625	650,135
Transcanada Trust
5.50%, 09/15/79, (1-day SOFR + 4.416%)(c)	5,927	5,559,369
5.60%, 03/07/82, (5-year CMT + 3.986%)(a)(c)	4,706	4,482,639
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	4,654	4,320,927
Western Midstream Operating LP
4.05%, 02/01/30	6,691	6,404,629
5.45%, 11/15/34	1,575	1,566,225
6.15%, 04/01/33	5,118	5,378,562
Whistler Pipeline LLC, 5.70%, 09/30/31(a)(b)	1,005	1,027,521
Williams Companies Inc. (The)
2.60%, 03/15/31	9,094	7,949,310
3.50%, 11/15/30	6,175	5,785,795
4.65%, 08/15/32	6,252	6,150,182
5.15%, 03/15/34(a)	6,315	6,342,446
5.65%, 03/15/33	4,713	4,894,992
7.75%, 06/15/31(a)	1,467	1,645,160
8.75%, 03/15/32	2,896	3,517,007
Series A, 7.50%, 01/15/31(a)	2,257	2,555,208
		519,405,996
Private Equity — 0.0%
Apollo Management Holdings LP, 2.65%, 06/05/30(a)(b)	3,863	3,475,571
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(a)(b)	178	169,850
		3,645,421
Real Estate — 0.1%
Brookfield Corp., 7.38%, 03/01/33	5	5,647
CBRE Services Inc.
2.50%, 04/01/31(a)	3,233	2,786,241
5.95%, 08/15/34	200	211,318
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(a)(b)	2,415	2,126,078
CoStar Group Inc., 2.80%, 07/15/30(b)	6,127	5,387,523
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(b)	310	268,256
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(b)	5,850	4,957,302
		15,742,365
Real Estate Investment Trusts — 4.8%
Agree LP
2.60%, 06/15/33(a)	1,270	1,039,073

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 10/01/30(a)	$2,135	$1,915,808
4.80%, 10/01/32	1,245	1,222,384
5.63%, 06/15/34(a)	2,635	2,717,824
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	5,269	4,134,966
2.00%, 05/18/32(a)	8,460	6,873,231
2.75%, 12/15/29	2,642	2,399,237
2.95%, 03/15/34	4,635	3,918,479
3.38%, 08/15/31	3,975	3,634,346
4.70%, 07/01/30	2,950	2,935,978
4.90%, 12/15/30(a)	4,423	4,472,330
American Assets Trust LP, 3.38%, 02/01/31	3,090	2,627,368
American Homes 4 Rent LP
2.38%, 07/15/31(a)	2,293	1,936,383
3.63%, 04/15/32	3,461	3,147,344
5.50%, 02/01/34	3,240	3,299,512
5.50%, 07/15/34(a)	2,825	2,881,759
American Tower Corp.
1.88%, 10/15/30	5,062	4,296,013
2.10%, 06/15/30	5,414	4,710,951
2.30%, 09/15/31	4,561	3,874,036
2.70%, 04/15/31	4,448	3,915,807
2.90%, 01/15/30	5,025	4,600,895
4.05%, 03/15/32(a)	4,209	3,986,030
5.45%, 02/15/34	4,275	4,414,806
5.55%, 07/15/33	5,302	5,496,352
5.65%, 03/15/33	4,976	5,186,515
5.90%, 11/15/33	4,680	4,966,059
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	6,045	5,127,854
2.30%, 03/01/30(a)	4,733	4,237,086
2.45%, 01/15/31	3,596	3,165,915
5.00%, 02/15/33(a)	1,700	1,715,624
5.30%, 12/07/33	2,510	2,581,407
5.35%, 06/01/34(a)	1,230	1,272,798
Boston Properties LP
2.45%, 10/01/33(a)	5,205	4,050,781
2.55%, 04/01/32	5,710	4,637,392
2.90%, 03/15/30	4,601	4,059,501
3.25%, 01/30/31(a)	7,378	6,495,527
6.50%, 01/15/34(a)	5,305	5,622,507
Brixmor Operating Partnership LP
2.50%, 08/16/31	2,810	2,395,893
4.05%, 07/01/30(a)	5,300	5,077,097
5.50%, 02/15/34(a)	2,260	2,285,855
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,197	1,818,929
Camden Property Trust
2.80%, 05/15/30	4,937	4,519,163
4.90%, 01/15/34	2,230	2,216,006
COPT Defense Properties LP
2.75%, 04/15/31	3,651	3,131,598
2.90%, 12/01/33	555	453,945
Crown Castle Inc.
2.10%, 04/01/31(a)	6,251	5,245,181
2.25%, 01/15/31	6,845	5,843,987
2.50%, 07/15/31	4,778	4,089,156
3.10%, 11/15/29	1,241	1,147,334
3.30%, 07/01/30(a)	5,058	4,666,128
5.10%, 05/01/33	4,916	4,913,343
5.20%, 09/01/34	2,875	2,873,843
5.80%, 03/01/34(a)	4,905	5,134,904
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP
2.00%, 02/15/31(a)	$1,515	$1,278,134
2.50%, 02/15/32	2,835	2,414,581
3.00%, 02/15/30(a)	2,491	2,284,003
DOC DR LLC, 2.63%, 11/01/31(a)	2,820	2,429,329
EPR Properties, 3.60%, 11/15/31	1,835	1,615,000
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	3,180	3,291,132
Equinix Inc.
2.15%, 07/15/30	6,789	5,927,866
2.50%, 05/15/31	7,108	6,177,208
3.20%, 11/18/29(a)	5,839	5,452,281
3.90%, 04/15/32(a)	11,123	10,477,234
ERP Operating LP
1.85%, 08/01/31(a)	4,417	3,709,625
2.50%, 02/15/30	4,002	3,622,761
Essential Properties LP, 2.95%, 07/15/31	2,404	2,057,921
Essex Portfolio LP
1.65%, 01/15/31(a)	1,790	1,475,616
2.55%, 06/15/31(a)	1,817	1,569,219
2.65%, 03/15/32	3,700	3,175,888
3.00%, 01/15/30	3,441	3,164,681
5.50%, 04/01/34	1,935	1,986,109
Extra Space Storage LP
2.20%, 10/15/30	2,591	2,237,960
2.35%, 03/15/32	3,475	2,882,056
2.40%, 10/15/31	3,444	2,926,577
2.55%, 06/01/31	2,340	2,014,075
5.35%, 01/15/35	1,625	1,638,050
5.40%, 02/01/34(a)	3,520	3,583,252
5.50%, 07/01/30(a)	3,090	3,207,606
5.90%, 01/15/31(a)	3,735	3,928,424
Federal Realty OP LP, 3.50%, 06/01/30	2,584	2,411,837
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	4,976	4,343,317
4.00%, 01/15/30(a)	4,226	3,993,779
4.00%, 01/15/31	4,304	3,987,141
5.63%, 09/15/34(a)	2,285	2,310,007
6.75%, 12/01/33	2,045	2,230,539
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32(a)(b)	260	249,734
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(a)(b)	440	391,298
Healthcare Realty Holdings LP
2.00%, 03/15/31	4,777	3,927,593
2.05%, 03/15/31	1,800	1,459,639
2.40%, 03/15/30(a)	1,960	1,687,945
3.10%, 02/15/30	4,168	3,791,894
Healthpeak OP LLC
2.88%, 01/15/31	3,613	3,236,976
3.00%, 01/15/30	4,676	4,311,619
5.25%, 12/15/32(a)	4,169	4,241,514
Highwoods Realty LP
2.60%, 02/01/31(a)	2,030	1,694,901
3.05%, 02/15/30(a)	2,453	2,169,606
7.65%, 02/01/34(a)	225	252,713
Host Hotels & Resorts LP
5.70%, 07/01/34(a)	2,735	2,772,639
Series H, 3.38%, 12/15/29	3,560	3,279,126
Series I, 3.50%, 09/15/30	7,260	6,637,022
Series J, 2.90%, 12/15/31	2,715	2,340,772
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31(a)	$3,479	$2,872,507
2.70%, 01/15/34	2,420	1,981,294
4.15%, 04/15/32(a)	3,445	3,245,979
5.45%, 08/15/30(a)	3,150	3,252,534
5.50%, 08/15/33	2,043	2,081,842
Kilroy Realty LP
2.50%, 11/15/32(a)	3,575	2,784,760
2.65%, 11/15/33(a)	2,435	1,864,463
3.05%, 02/15/30	3,331	2,918,581
Kimco Realty OP LLC
2.25%, 12/01/31	2,837	2,375,098
2.70%, 10/01/30	4,547	4,088,377
3.20%, 04/01/32(a)	3,460	3,081,237
4.60%, 02/01/33(a)	3,680	3,596,607
6.40%, 03/01/34(a)	2,858	3,147,882
Kite Realty Group LP
4.95%, 12/15/31	515	508,669
5.50%, 03/01/34	2,010	2,037,606
Kite Realty Group Trust, 4.75%, 09/15/30(a)	2,090	2,069,997
LXP Industrial Trust
2.38%, 10/01/31	2,240	1,846,445
2.70%, 09/15/30	2,461	2,157,818
Mid-America Apartments LP
1.70%, 02/15/31	2,777	2,319,165
2.75%, 03/15/30(a)	2,168	1,986,428
5.00%, 03/15/34(a)	1,900	1,903,389
5.30%, 02/15/32	2,245	2,307,910
National Health Investors Inc., 3.00%, 02/01/31(a)	2,448	2,105,570
NNN REIT Inc.
2.50%, 04/15/30	3,012	2,674,569
5.50%, 06/15/34(a)	2,940	3,006,847
5.60%, 10/15/33	2,720	2,796,677
Omega Healthcare Investors Inc.
3.25%, 04/15/33	3,527	2,984,296
3.38%, 02/01/31(a)	4,205	3,748,459
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,025	1,715,688
5.75%, 07/15/34(a)	2,065	2,126,243
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	1,355	1,064,709
3.15%, 08/15/30(a)	2,764	2,366,667
Prologis LP
1.25%, 10/15/30(a)	5,835	4,858,489
1.63%, 03/15/31(a)	1,590	1,323,499
1.75%, 07/01/30	2,466	2,122,865
1.75%, 02/01/31(a)	5,004	4,215,351
2.25%, 04/15/30	6,547	5,852,715
2.25%, 01/15/32(a)	4,046	3,424,751
2.88%, 11/15/29	2,277	2,112,851
4.63%, 01/15/33(a)	4,935	4,894,254
4.75%, 06/15/33	4,320	4,318,884
5.00%, 03/15/34	5,430	5,490,156
5.00%, 01/31/35	1,500	1,511,266
5.13%, 01/15/34	3,635	3,717,931
Prologis Targeted U.S. Logistics Fund LP
5.25%, 01/15/35(b)	505	509,746
5.50%, 04/01/34(a)(b)	2,930	3,026,886
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Public Storage Operating Co.
2.25%, 11/09/31(a)	$3,125	$2,672,438
2.30%, 05/01/31	3,883	3,394,389
5.10%, 08/01/33	4,050	4,144,436
Rayonier LP, 2.75%, 05/17/31(a)	3,088	2,663,206
Realty Income Corp.
1.80%, 03/15/33	2,130	1,671,503
2.70%, 02/15/32(a)	2,001	1,727,048
2.85%, 12/15/32	3,940	3,387,649
3.10%, 12/15/29(a)	3,725	3,481,136
3.20%, 02/15/31	2,671	2,436,897
3.25%, 01/15/31(a)	5,562	5,108,268
3.40%, 01/15/30(a)	2,952	2,778,547
4.85%, 03/15/30(a)	3,695	3,746,789
4.90%, 07/15/33(a)	3,705	3,682,538
5.13%, 02/15/34(a)	4,650	4,691,846
5.63%, 10/13/32(a)	4,265	4,473,314
Regency Centers LP
3.70%, 06/15/30	4,128	3,932,462
5.10%, 01/15/35	925	927,920
5.25%, 01/15/34(a)	2,330	2,371,759
Rexford Industrial Realty LP
2.13%, 12/01/30(a)	2,118	1,807,549
2.15%, 09/01/31	4,310	3,585,865
Sabra Health Care LP
3.20%, 12/01/31	4,648	4,031,455
3.90%, 10/15/29	976	913,325
Safehold GL Holdings LLC
2.80%, 06/15/31	2,312	2,006,994
2.85%, 01/15/32(a)	1,750	1,499,997
6.10%, 04/01/34(a)	1,695	1,763,101
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30(a)(b)	4,987	4,896,423
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)(c)	545	530,353
Simon Property Group LP
2.20%, 02/01/31(a)	4,246	3,677,495
2.25%, 01/15/32(a)	4,103	3,484,476
2.65%, 07/15/30(a)	4,792	4,348,841
2.65%, 02/01/32	4,050	3,522,339
5.50%, 03/08/33(a)	3,720	3,885,983
6.25%, 01/15/34(a)	2,540	2,776,535
Store Capital LLC
2.70%, 12/01/31(a)	2,173	1,823,498
2.75%, 11/18/30(a)	2,104	1,819,295
Sun Communities Operating LP
2.70%, 07/15/31	4,452	3,812,534
4.20%, 04/15/32	3,400	3,153,290
5.70%, 01/15/33	1,703	1,733,581
Tanger Properties LP, 2.75%, 09/01/31	2,283	1,945,372
Trust Fibra Uno
4.87%, 01/15/30(a)(b)	3,940	3,616,553
7.38%, 02/13/34(b)	3,735	3,826,780
UDR Inc.
1.90%, 03/15/33	1,045	823,435
2.10%, 08/01/32	1,725	1,401,372
2.10%, 06/15/33(a)	1,750	1,379,195
3.00%, 08/15/31(a)	3,432	3,074,545
3.20%, 01/15/30	3,758	3,490,018
5.13%, 09/01/34	855	851,732

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP
2.50%, 09/01/31	$2,847	$2,432,936
3.00%, 01/15/30	3,851	3,524,357
4.75%, 11/15/30(a)	3,047	3,045,605
5.63%, 07/01/34	2,835	2,935,648
VICI Properties LP
4.95%, 02/15/30	6,006	5,984,448
5.13%, 05/15/32(a)	8,883	8,780,864
5.75%, 04/01/34(a)	3,540	3,646,398
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30(b)	6,160	5,802,564
4.63%, 12/01/29(a)(b)	6,216	6,046,847
Welltower OP LLC
2.75%, 01/15/31	3,602	3,204,946
2.75%, 01/15/32	2,885	2,510,340
2.80%, 06/01/31	4,403	3,906,030
3.10%, 01/15/30	4,750	4,398,764
3.85%, 06/15/32(a)	3,990	3,740,484
Weyerhaeuser Co.
3.38%, 03/09/33(a)	3,175	2,843,083
4.00%, 04/15/30	5,728	5,527,625
6.88%, 12/15/33	300	336,235
7.38%, 03/15/32(a)	4,305	4,941,227
WP Carey Inc.
2.25%, 04/01/33	787	632,834
2.40%, 02/01/31(a)	3,629	3,118,456
2.45%, 02/01/32	3,121	2,621,121
5.38%, 06/30/34	2,945	2,966,548
		681,749,832
Retail — 2.3%
7-Eleven Inc., 1.80%, 02/10/31(a)(b)	10,306	8,563,596
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(a)(b)	4,706	4,317,085
5.27%, 02/12/34(b)	4,285	4,340,789
AutoNation Inc.
2.40%, 08/01/31	2,747	2,289,774
3.85%, 03/01/32(a)	4,396	4,019,879
4.75%, 06/01/30	3,352	3,311,716
AutoZone Inc.
1.65%, 01/15/31(a)	3,808	3,178,302
4.00%, 04/15/30	5,085	4,939,708
4.75%, 08/01/32(a)	4,275	4,253,814
4.75%, 02/01/33(a)	3,410	3,366,417
5.20%, 08/01/33(a)	1,895	1,922,520
5.40%, 07/15/34(a)	3,860	3,954,416
6.55%, 11/01/33	3,080	3,403,986
Best Buy Co. Inc., 1.95%, 10/01/30(a)	4,107	3,550,253
CK Hutchison International 24 Ltd., 5.50%, 04/26/34(a)(b)	6,408	6,661,353
Costco Wholesale Corp.
1.60%, 04/20/30	11,114	9,690,836
1.75%, 04/20/32	6,249	5,229,648
Darden Restaurants Inc., 6.30%, 10/10/33(a)	3,365	3,606,796
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	4,854	4,294,217
Dollar General Corp.
3.50%, 04/03/30(a)	7,651	7,068,493
5.00%, 11/01/32(a)	4,272	4,191,834
5.45%, 07/05/33(a)	6,310	6,313,643
Dollar Tree Inc., 2.65%, 12/01/31(a)	5,081	4,335,733
Genuine Parts Co.
1.88%, 11/01/30	3,244	2,744,552
Security	Par (000)	Value
Retail (continued)
2.75%, 02/01/32	$3,233	$2,776,250
6.88%, 11/01/33(a)	2,668	3,020,156
Home Depot Inc. (The)
1.38%, 03/15/31	7,632	6,312,052
1.88%, 09/15/31(a)	6,017	5,102,891
2.70%, 04/15/30	9,794	9,008,209
3.25%, 04/15/32(a)	7,551	6,969,763
4.50%, 09/15/32(a)	7,337	7,383,219
4.85%, 06/25/31	6,500	6,656,062
4.95%, 06/25/34	8,570	8,782,139
Lowe's Companies Inc.
1.70%, 10/15/30	7,663	6,513,538
2.63%, 04/01/31(a)	8,882	7,873,841
3.75%, 04/01/32	9,082	8,533,815
4.50%, 04/15/30	7,906	7,919,893
5.00%, 04/15/33(a)	6,967	7,083,329
5.15%, 07/01/33(a)	6,449	6,637,878
McDonald's Corp.
2.13%, 03/01/30	4,812	4,289,095
3.60%, 07/01/30	6,249	5,996,752
4.60%, 09/09/32(a)	4,756	4,778,455
4.95%, 08/14/33(a)	4,003	4,096,537
5.20%, 05/17/34(a)	2,440	2,544,746
O'Reilly Automotive Inc.
1.75%, 03/15/31	3,233	2,696,963
4.20%, 04/01/30(a)	3,650	3,584,438
4.70%, 06/15/32	5,195	5,181,499
5.00%, 08/19/34	2,600	2,595,006
Ross Stores Inc., 1.88%, 04/15/31	3,234	2,713,728
Starbucks Corp.
2.25%, 03/12/30(a)	4,905	4,385,451
2.55%, 11/15/30	7,564	6,777,429
3.00%, 02/14/32(a)	6,147	5,528,994
4.80%, 02/15/33(a)	3,413	3,468,675
4.90%, 02/15/31(a)	3,310	3,391,331
5.00%, 02/15/34	3,285	3,334,057
Target Corp.
2.35%, 02/15/30(a)	5,046	4,588,752
2.65%, 09/15/30(a)	3,059	2,816,144
4.40%, 01/15/33(a)	3,208	3,212,145
4.50%, 09/15/32(a)	6,078	6,113,931
6.35%, 11/01/32	790	890,280
TJX Companies Inc. (The)
1.60%, 05/15/31(a)	3,242	2,708,893
3.88%, 04/15/30	3,793	3,707,038
Tractor Supply Co.
1.75%, 11/01/30(a)	4,134	3,503,985
5.25%, 05/15/33	4,710	4,820,204
Walmart Inc.
4.00%, 04/15/30(a)	3,211	3,222,975
4.10%, 04/15/33(a)	8,985	8,893,857
4.15%, 09/09/32(a)	7,500	7,502,553
7.55%, 02/15/30(a)	3,035	3,569,530
		331,035,838
Semiconductors — 2.6%
Advanced Micro Devices Inc., 3.92%, 06/01/32(a)	3,281	3,189,967
Analog Devices Inc.
2.10%, 10/01/31	6,240	5,360,914
4.25%, 10/01/32	200	196,177
5.05%, 04/01/34(a)	3,885	4,007,815
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials Inc., 1.75%, 06/01/30	$4,629	$4,026,090
Broadcom Inc.
2.45%, 02/15/31(b)	16,234	14,164,733
2.60%, 02/15/33(b)	10,345	8,672,150
3.42%, 04/15/33(a)(b)	13,311	11,860,345
3.47%, 04/15/34(a)(b)	18,940	16,735,772
4.15%, 11/15/30	11,216	10,925,261
4.15%, 04/15/32(b)	7,362	7,023,324
4.30%, 11/15/32	11,654	11,255,338
5.00%, 04/15/30	4,001	4,113,160
5.15%, 11/15/31	8,495	8,678,179
Foundry JV Holdco LLC
5.88%, 01/25/34(a)(b)	6,655	6,681,603
5.90%, 01/25/30(b)	3,590	3,691,676
6.15%, 01/25/32(a)(b)	5,585	5,750,635
Intel Corp.
2.00%, 08/12/31	7,993	6,575,300
2.45%, 11/15/29	7,733	6,855,665
3.90%, 03/25/30(a)	9,610	9,124,819
4.00%, 12/15/32(a)	4,331	3,992,145
4.15%, 08/05/32(a)	7,240	6,785,935
5.00%, 02/21/31	3,565	3,558,509
5.13%, 02/10/30	8,073	8,151,597
5.15%, 02/21/34	5,585	5,531,754
5.20%, 02/10/33(a)	13,355	13,302,528
KLA Corp.
4.65%, 07/15/32(a)	6,052	6,111,735
4.70%, 02/01/34(a)	2,390	2,403,513
Lam Research Corp., 1.90%, 06/15/30	4,998	4,368,355
Marvell Technology Inc.
2.95%, 04/15/31	5,005	4,471,814
5.95%, 09/15/33(a)	3,080	3,271,420
Micron Technology Inc.
2.70%, 04/15/32	8,982	7,695,049
4.66%, 02/15/30	5,110	5,100,653
5.30%, 01/15/31	6,435	6,597,448
5.88%, 02/09/33	4,645	4,888,079
5.88%, 09/15/33	5,582	5,880,049
NVIDIA Corp.
2.00%, 06/15/31(a)	7,902	6,905,180
2.85%, 04/01/30	9,493	8,901,257
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	6,447	5,575,425
2.65%, 02/15/32	6,268	5,377,475
3.40%, 05/01/30	6,521	6,105,671
5.00%, 01/15/33	6,028	6,030,555
Qorvo Inc.
3.38%, 04/01/31(a)(b)	4,415	3,919,526
4.38%, 10/15/29	294	283,122
Qualcomm Inc.
1.65%, 05/20/32	7,437	6,091,898
2.15%, 05/20/30	7,732	6,916,184
4.25%, 05/20/32(a)	3,115	3,074,521
5.40%, 05/20/33(a)	4,115	4,402,444
SK Hynix Inc.
2.38%, 01/19/31(a)(b)	6,173	5,266,709
6.50%, 01/17/33(a)(b)	5,455	5,942,498
Skyworks Solutions Inc., 3.00%, 06/01/31	3,359	2,934,183
Texas Instruments Inc.
1.75%, 05/04/30	5,013	4,393,480
1.90%, 09/15/31(a)	2,425	2,088,995
Security	Par (000)	Value
Semiconductors (continued)
3.65%, 08/16/32	$2,715	$2,590,906
4.85%, 02/08/34(a)	2,785	2,867,568
4.90%, 03/14/33	5,070	5,255,983
TSMC Arizona Corp.
2.50%, 10/25/31	8,274	7,219,393
4.25%, 04/22/32(a)	5,595	5,531,491
TSMC Global Ltd.
1.38%, 09/28/30(a)(b)	7,543	6,305,721
2.25%, 04/23/31(b)	9,030	7,826,255
4.63%, 07/22/32(b)	2,275	2,306,056
Xilinx Inc., 2.38%, 06/01/30	4,899	4,396,547
		369,508,549
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30	3,532	3,421,779
Software — 1.8%
Adobe Inc.
2.30%, 02/01/30	7,916	7,192,776
4.95%, 04/04/34(a)	3,710	3,833,637
Atlassian Corp., 5.50%, 05/15/34	2,865	2,935,071
Autodesk Inc.
2.40%, 12/15/31	6,247	5,380,198
2.85%, 01/15/30(a)	3,321	3,059,565
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	6,787	5,896,016
2.90%, 12/01/29	4,725	4,337,799
Concentrix Corp., 6.85%, 08/02/33(a)	3,848	4,018,593
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	2,300	2,370,165
Electronic Arts Inc., 1.85%, 02/15/31(a)	4,773	4,045,345
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	685	592,652
5.10%, 07/15/32(a)	4,768	4,881,966
Fiserv Inc.
2.65%, 06/01/30(a)	6,444	5,818,251
4.75%, 03/15/30	3,310	3,346,342
5.15%, 08/12/34	3,230	3,264,395
5.35%, 03/15/31(a)	3,370	3,493,135
5.45%, 03/15/34	4,290	4,421,480
5.60%, 03/02/33(a)	5,541	5,799,032
5.63%, 08/21/33	7,510	7,857,406
Intuit Inc.
1.65%, 07/15/30(a)	3,703	3,182,598
5.20%, 09/15/33	7,466	7,779,106
Microsoft Corp., 1.35%, 09/15/30(a)	2,932	2,522,481
MSCI Inc.
3.25%, 08/15/33(a)(b)	3,182	2,760,340
3.63%, 09/01/30(a)(b)	5,640	5,227,796
3.63%, 11/01/31(a)(b)	3,845	3,489,419
3.88%, 02/15/31(b)	6,270	5,863,884
Oracle Corp.
2.88%, 03/25/31(a)	19,555	17,498,580
2.95%, 04/01/30	19,743	18,131,829
3.25%, 05/15/30(a)	3,469	3,234,988
4.30%, 07/08/34	10,175	9,620,858
4.65%, 05/06/30(a)	4,994	5,028,856
4.90%, 02/06/33	8,941	8,946,967
6.15%, 11/09/29(a)	6,293	6,744,658
6.25%, 11/09/32	13,425	14,628,726

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Roper Technologies Inc.
1.75%, 02/15/31	$6,418	$5,350,487
2.00%, 06/30/30	3,949	3,426,726
4.75%, 02/15/32(a)	2,675	2,672,638
4.90%, 10/15/34	5,775	5,722,373
Salesforce Inc., 1.95%, 07/15/31	9,461	8,078,870
ServiceNow Inc., 1.40%, 09/01/30(a)	9,276	7,882,176
Take-Two Interactive Software Inc.
4.00%, 04/14/32	3,578	3,395,964
5.60%, 06/12/34	2,180	2,250,894
VMware LLC
2.20%, 08/15/31	9,424	7,971,206
4.70%, 05/15/30(a)	4,969	4,963,156
Workday Inc., 3.80%, 04/01/32	7,745	7,266,671
		256,186,071
Telecommunications — 4.2%
America Movil SAB de CV
2.88%, 05/07/30	7,011	6,395,485
4.70%, 07/21/32(a)	4,815	4,786,103
AT&T Inc.
2.25%, 02/01/32(a)	15,484	13,055,765
2.55%, 12/01/33	23,410	19,389,611
2.75%, 06/01/31	18,366	16,289,605
4.30%, 02/15/30(a)	19,381	19,184,529
5.40%, 02/15/34	17,314	17,879,265
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33(a)	5,545	5,594,435
5.20%, 02/15/34(a)	4,540	4,615,122
Series US-5, 2.15%, 02/15/32(a)	3,584	2,981,388
Bharti Airtel Ltd., 3.25%, 06/03/31(a)(b)	2,040	1,833,946
British Telecommunications PLC
3.25%, 11/08/29(a)(b)	5,208	4,883,790
9.63%, 12/15/30	16,593	20,825,368
Cisco Systems Inc.
4.95%, 02/26/31	10,950	11,323,096
5.05%, 02/26/34	15,590	16,151,612
Deutsche Telekom International Finance BV
8.75%, 06/15/30(f)	21,327	25,638,250
9.25%, 06/01/32	3,320	4,210,587
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)(b)	990	827,448
Juniper Networks Inc., 2.00%, 12/10/30	3,089	2,622,393
Koninklijke KPN NV, 8.38%, 10/01/30	3,947	4,674,625
Motorola Solutions Inc.
2.30%, 11/15/30	5,725	4,991,350
2.75%, 05/24/31	5,177	4,577,546
5.40%, 04/15/34(a)	3,778	3,897,780
5.60%, 06/01/32(a)	3,792	3,957,060
NBN Co. Ltd.
2.50%, 01/08/32(a)(b)	7,860	6,756,271
2.63%, 05/05/31(a)(b)	11,388	10,004,940
6.00%, 10/06/33(b)	5,165	5,596,233
NTT Finance Corp.
2.07%, 04/03/31(a)(b)	6,359	5,428,870
5.14%, 07/02/31(b)	5,240	5,366,540
Ooredoo International Finance Ltd., 2.63%, 04/08/31(b)	6,315	5,630,707
Orange SA, 9.00%, 03/01/31	14,671	18,022,403
Rogers Communications Inc.
3.80%, 03/15/32	12,007	11,064,462
5.30%, 02/15/34(a)	7,820	7,889,559
Security	Par (000)	Value
Telecommunications (continued)
Sprint Capital Corp., 8.75%, 03/15/32	$12,001	$14,805,526
Telefonica Europe BV, 8.25%, 09/15/30(a)	7,771	9,067,965
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)(b)	1,515	1,243,004
TELUS Corp., 3.40%, 05/13/32	5,812	5,227,057
T-Mobile USA Inc.
2.25%, 11/15/31	6,253	5,306,565
2.55%, 02/15/31	15,094	13,253,742
2.70%, 03/15/32	6,172	5,354,745
2.88%, 02/15/31	6,245	5,602,068
3.50%, 04/15/31	14,948	13,896,567
3.88%, 04/15/30	41,914	40,325,299
5.05%, 07/15/33	15,550	15,740,207
5.15%, 04/15/34(a)	7,625	7,762,648
5.20%, 01/15/33	7,564	7,738,072
5.75%, 01/15/34	6,015	6,376,317
Verizon Communications Inc.
1.50%, 09/18/30(a)	7,232	6,133,320
1.68%, 10/30/30	7,019	5,953,030
1.75%, 01/20/31(a)	13,375	11,233,188
2.36%, 03/15/32(a)	27,250	23,151,884
2.55%, 03/21/31	21,782	19,160,157
3.15%, 03/22/30(a)	9,231	8,612,454
4.02%, 12/03/29	23,477	22,991,464
4.50%, 08/10/33	12,016	11,685,991
5.05%, 05/09/33	11,368	11,571,046
6.40%, 09/15/33	2,465	2,713,875
7.75%, 12/01/30(a)	3,489	4,088,729
Vodafone Group PLC
6.25%, 11/30/32(a)	3,115	3,414,503
7.88%, 02/15/30(a)	6,852	7,949,899
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(b)	4,330	3,752,093
3.38%, 04/29/30(a)(b)	3,260	2,994,722
		593,452,281
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 6.05%, 05/14/34(a)	2,875	2,975,705
Transportation — 1.0%
AP Moller - Maersk A/S, 5.88%, 09/14/33(a)(b)	5,698	6,028,586
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30(a)	1,605	1,908,974
Canadian National Railway Co.
3.85%, 08/05/32	5,205	4,949,484
5.85%, 11/01/33(a)	1,755	1,916,702
6.25%, 08/01/34	50	56,225
Canadian Pacific Railway Co.
2.05%, 03/05/30	3,555	3,139,426
2.45%, 12/02/31(a)	8,768	7,583,288
2.88%, 11/15/29(a)	1,192	1,106,612
5.75%, 03/15/33	515	543,020
7.13%, 10/15/31(a)	2,117	2,420,391
CSX Corp.
2.40%, 02/15/30(a)	3,547	3,205,942
4.10%, 11/15/32	6,048	5,859,210
5.20%, 11/15/33	3,960	4,118,172
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30(a)(b)	3,570	3,323,111
FedEx Corp.
2.40%, 05/15/31(a)	6,348	5,576,404
4.25%, 05/15/30(a)	5,549	5,503,566
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.90%, 01/15/34(a)	$1,962	$1,981,172
Norfolk Southern Corp.
2.30%, 05/15/31(a)	3,416	2,986,017
2.55%, 11/01/29	2,662	2,436,119
3.00%, 03/15/32(a)	3,523	3,158,491
4.45%, 03/01/33(a)	3,663	3,607,010
5.05%, 08/01/30	4,185	4,316,350
5.55%, 03/15/34(a)	2,810	2,969,014
7.25%, 02/15/31	370	420,557
Ryder System Inc., 6.60%, 12/01/33(a)	3,635	4,016,342
TTX Co., 5.75%, 11/22/33(a)(b)	1,850	1,988,785
Union Pacific Corp.
2.38%, 05/20/31(a)	6,353	5,628,017
2.40%, 02/05/30	5,578	5,073,407
2.80%, 02/14/32(a)	7,640	6,846,859
4.50%, 01/20/33(a)	6,045	6,038,274
United Parcel Service Inc.
2.50%, 09/01/29	2,558	2,361,171
4.45%, 04/01/30(a)	5,335	5,387,222
4.88%, 03/03/33(a)	6,003	6,135,011
5.15%, 05/22/34(a)	5,745	5,957,262
United Parcel Service of America Inc., 7.62%, 04/01/30(a)(g)	2,136	2,472,791
Walmart Inc., 1.80%, 09/22/31(a)	12,308	10,561,976
		141,580,960
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31(a)	1,652	1,362,691
3.50%, 06/01/32(a)	2,626	2,361,848
4.00%, 06/30/30	2,753	2,654,864
4.90%, 03/15/33	2,087	2,058,708
5.45%, 09/15/33	2,430	2,494,874
6.05%, 03/15/34(a)	3,136	3,333,299
6.90%, 05/01/34	2,585	2,915,370
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/29(b)	712	665,400
6.20%, 06/15/30(a)(b)	3,980	4,252,063
SMBC Aviation Capital Finance DAC
5.55%, 04/03/34(b)	5,645	5,739,027
5.70%, 07/25/33(b)	6,603	6,790,837
		34,628,981
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31(a)	3,890	3,359,382
2.80%, 05/01/30	3,885	3,551,320
4.45%, 06/01/32	5,055	5,010,563
5.15%, 03/01/34(a)	3,295	3,384,735
Essential Utilities Inc.
2.40%, 05/01/31	3,368	2,904,796
2.70%, 04/15/30	2,899	2,617,979
5.38%, 01/15/34	2,315	2,364,157
		23,192,932
Total Corporate Bonds & Notes — 97.7% (Cost: $14,351,236,594)		13,983,613,742
Security	Par (000)	Value
Foreign Government Obligations(h)
South Korea — 0.1%
Korea Electric Power Corp., 5.13%, 04/23/34(b)	$50	$51,352
Korea Gas Corp., 2.00%, 07/13/31(b)	4,030	3,398,011
Korea Housing Finance Corp., 4.63%, 02/24/33(a)(b)	2,725	2,700,870
Korea National Oil Corp.
2.38%, 04/07/31(b)	1,900	1,644,624
2.63%, 04/18/32(b)	3,270	2,824,419
		10,619,276
Total Foreign Government Obligations — 0.1% (Cost: $11,262,635)		10,619,276
Total Long-Term Investments — 97.8% (Cost: $14,362,499,229)		13,994,233,018
	Shares
Short-Term Securities
Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(i)(j)(k)	1,604,593,684	1,605,556,441
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(i)(j)	152,800,000	152,800,000
Total Short-Term Securities — 12.3% (Cost: $1,757,494,481)		1,758,356,441
Total Investments — 110.1% (Cost: $16,119,993,710)		15,752,589,459
Liabilities in Excess of Other Assets — (10.1)%		(1,442,380,528)
Net Assets — 100.0%		$14,310,208,931

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 5-10 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Insti- tutional, SL Agency Shares	$1,731,797,820	$—	$(126,378,912)(a)	$(98,925)	$236,458	$1,605,556,441	1,604,593,684	$2,245,982 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	58,470,000	94,330,000 (a)	—	—	—	152,800,000	152,800,000	3,161,542	—
				$(98,925)	$236,458	$1,758,356,441		$5,407,524	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$13,983,613,742	$—	$13,983,613,742
Foreign Government Obligations	—	10,619,276	—	10,619,276
Short-Term Securities
Money Market Funds	1,758,356,441	—	—	1,758,356,441
	$1,758,356,441	$13,994,233,018	$—	$15,752,589,459
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$302	$229,925
5.40%, 10/01/48	489	469,808
		699,733
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(a)	705	600,622
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	654	602,764
BAE Systems PLC
3.00%, 09/15/50(a)(b)	817	554,991
5.50%, 03/26/54(a)	905	923,178
5.80%, 10/11/41(a)	392	410,178
Boeing Co. (The)
3.25%, 02/01/35	717	578,506
3.30%, 03/01/35(b)	141	111,390
3.38%, 06/15/46(b)	447	298,374
3.50%, 03/01/39	424	319,349
3.50%, 03/01/45	255	171,039
3.55%, 03/01/38	433	330,215
3.63%, 03/01/48	365	248,540
3.65%, 03/01/47	369	252,879
3.75%, 02/01/50(b)	1,265	873,686
3.83%, 03/01/59	340	226,145
3.85%, 11/01/48	450	316,388
3.90%, 05/01/49	853	607,776
3.95%, 08/01/59	1,024	690,022
5.71%, 05/01/40	2,843	2,763,409
5.81%, 05/01/50	5,344	5,043,908
5.88%, 02/15/40	402	397,701
5.93%, 05/01/60	3,266	3,084,927
6.63%, 02/15/38	291	308,524
6.86%, 05/01/54(a)	2,080	2,239,612
6.88%, 03/15/39	437	471,899
7.01%, 05/01/64(a)	1,390	1,497,059
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,011	971,126
General Dynamics Corp.
2.85%, 06/01/41	512	384,784
3.60%, 11/15/42	536	438,934
4.25%, 04/01/40	599	546,820
4.25%, 04/01/50	778	683,090
General Electric Co.
4.35%, 05/01/50	446	394,569
4.50%, 03/11/44(b)	384	351,184
5.88%, 01/14/38	925	997,623
6.15%, 08/07/37(b)	271	296,427
6.88%, 01/10/39	685	808,377
Howmet Aerospace Inc., 5.95%, 02/01/37	695	753,275
L3Harris Technologies Inc.
4.85%, 04/27/35	486	480,469
5.05%, 04/27/45	567	543,210
5.50%, 08/15/54	655	663,674
5.60%, 07/31/53(b)	538	554,684
6.15%, 12/15/40	260	279,838
Lockheed Martin Corp.
2.80%, 06/15/50	726	486,501
3.60%, 03/01/35	565	517,058
3.80%, 03/01/45	1,101	922,767
4.07%, 12/15/42	1,225	1,084,108
4.09%, 09/15/52	1,520	1,293,341
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53	$815	$696,608
4.30%, 06/15/62	624	535,175
4.50%, 05/15/36	494	485,435
4.70%, 05/15/46	1,282	1,218,616
5.20%, 02/15/55	650	659,369
5.20%, 02/15/64	505	508,528
5.70%, 11/15/54(b)	982	1,067,702
5.72%, 06/01/40	318	341,218
5.90%, 11/15/63	720	805,565
Series B, 6.15%, 09/01/36	565	636,284
Northrop Grumman Corp.
3.85%, 04/15/45	564	463,625
4.03%, 10/15/47	2,244	1,873,655
4.75%, 06/01/43	871	815,704
4.95%, 03/15/53(b)	953	906,520
5.05%, 11/15/40(b)	270	265,381
5.15%, 05/01/40	472	468,662
5.20%, 06/01/54	1,205	1,193,121
5.25%, 05/01/50(b)	1,003	997,504
RTX Corp.
2.82%, 09/01/51	1,111	717,061
3.03%, 03/15/52	1,099	740,296
3.13%, 07/01/50	1,100	763,434
3.75%, 11/01/46	1,180	936,233
4.05%, 05/04/47	659	544,521
4.15%, 05/15/45	853	723,180
4.20%, 12/15/44	210	174,620
4.35%, 04/15/47	1,070	926,005
4.45%, 11/16/38	823	766,293
4.50%, 06/01/42	3,415	3,090,891
4.63%, 11/16/48	1,312	1,181,827
4.70%, 12/15/41	685	634,370
4.80%, 12/15/43	444	409,804
4.88%, 10/15/40	427	408,126
5.38%, 02/27/53(b)	820	820,569
5.40%, 05/01/35	305	316,929
5.70%, 04/15/40	445	467,692
6.05%, 06/01/36(b)	460	502,113
6.13%, 07/15/38	535	584,958
6.40%, 03/15/54	1,705	1,956,873
		67,979,407
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,384	1,049,818
3.70%, 02/04/51	1,304	942,485
3.88%, 09/16/46	1,561	1,194,083
4.00%, 02/04/61(b)	908	677,283
4.25%, 08/09/42	852	715,940
4.45%, 05/06/50	548	448,240
4.50%, 05/02/43	644	555,169
5.38%, 01/31/44(b)	1,629	1,614,416
5.80%, 02/14/39	1,876	1,934,455
5.95%, 02/14/49(b)	2,014	2,075,424
6.20%, 02/14/59	353	370,811
Archer-Daniels-Midland Co.
2.70%, 09/15/51(b)	730	475,585
3.75%, 09/15/47(b)	394	309,648
4.02%, 04/16/43(b)	343	287,692
4.50%, 03/15/49	559	496,979
4.54%, 03/26/42(b)	416	381,634
5.38%, 09/15/35	355	369,008

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.77%, 03/01/41(b)(c)	$269	$280,648
BAT Capital Corp.
3.73%, 09/25/40	405	314,280
3.98%, 09/25/50	320	239,922
4.39%, 08/15/37	2,322	2,071,575
4.54%, 08/15/47	1,991	1,628,436
4.76%, 09/06/49	937	784,546
5.28%, 04/02/50(b)	495	451,376
5.65%, 03/16/52	588	555,203
7.08%, 08/02/43	692	771,309
7.08%, 08/02/53(b)	1,004	1,139,223
Cargill Inc.
3.13%, 05/25/51(a)	790	553,718
3.88%, 05/23/49(a)	363	298,091
4.38%, 04/22/52(a)	663	585,818
4.76%, 11/23/45(a)	624	584,311
Philip Morris International Inc.
3.88%, 08/21/42	649	537,234
4.13%, 03/04/43	808	686,557
4.25%, 11/10/44	1,219	1,044,853
4.38%, 11/15/41	713	632,086
4.50%, 03/20/42	782	708,253
4.88%, 11/15/43	686	645,261
6.38%, 05/16/38	1,428	1,608,530
Reynolds American Inc.
5.70%, 08/15/35	673	689,081
5.85%, 08/15/45	2,213	2,167,584
6.15%, 09/15/43	551	559,451
7.25%, 06/15/37	396	449,310
		33,885,326
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	1,031	841,237
3.38%, 11/01/46(b)	574	445,891
3.38%, 03/27/50(b)	1,619	1,233,857
3.63%, 05/01/43	350	291,744
3.88%, 11/01/45	857	724,117
VF Corp., 6.45%, 11/01/37(b)	230	227,531
		3,764,377
Auto Manufacturers — 0.5%
Cummins Inc.
2.60%, 09/01/50	654	415,321
4.88%, 10/01/43	397	382,256
5.45%, 02/20/54	1,132	1,162,082
Ford Motor Co.
4.75%, 01/15/43	1,912	1,595,391
5.29%, 12/08/46	1,274	1,154,625
7.40%, 11/01/46	460	505,978
General Motors Co.
5.00%, 04/01/35	709	687,761
5.15%, 04/01/38	863	827,420
5.20%, 04/01/45	1,256	1,152,314
5.40%, 04/01/48(b)	798	745,966
5.95%, 04/01/49(b)	845	851,095
6.25%, 10/02/43	1,356	1,409,030
6.60%, 04/01/36(b)	1,190	1,288,331
6.75%, 04/01/46	807	884,104
		13,061,674
Security	Par (000)	Value
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	$1,519	$964,761
4.40%, 10/01/46(b)	175	142,745
5.40%, 03/15/49(b)	385	356,053
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	967	745,918
BorgWarner Inc., 4.38%, 03/15/45(b)	320	267,934
Lear Corp.
3.55%, 01/15/52(b)	400	272,843
5.25%, 05/15/49(b)	667	610,780
		3,361,034
Banks — 7.4%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	4,638	3,389,692
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,059	709,690
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)(d)	1,867	1,294,082
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	3,169	2,498,975
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(d)	1,187	985,764
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(d)	1,527	1,364,278
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(d)	5,284	4,447,079
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(d)	2,008	1,861,994
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(d)	2,328	2,047,402
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(d)	1,994	1,788,338
4.88%, 04/01/44(b)	457	447,052
5.00%, 01/21/44	1,750	1,742,231
5.88%, 02/07/42	1,444	1,576,987
6.11%, 01/29/37	1,902	2,065,977
7.75%, 05/14/38	1,607	1,994,248
Series L, 4.75%, 04/21/45	560	528,256
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	851	649,539
Bank of America NA, 6.00%, 10/15/36	1,186	1,288,639
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	982	735,446
3.81%, 03/10/42, (1-year CMT + 1.700%)(b)(d)	860	684,428
4.95%, 01/10/47(b)	1,671	1,564,352
5.25%, 08/17/45(b)	1,678	1,652,697
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	750	799,213
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	999	707,852
BPCE SA, 3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)(d)	399	299,595
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	1,328	966,088
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(d)	810	706,590
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(d)	1,239	1,065,569
4.65%, 07/30/45	1,091	998,737
4.65%, 07/23/48	2,474	2,255,832
4.75%, 05/18/46(b)	1,963	1,774,487
5.30%, 05/06/44	900	884,040
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,279	1,275,401
5.88%, 01/30/42	946	1,013,466
6.13%, 08/25/36	568	604,581
6.68%, 09/13/43	900	1,029,377
6.88%, 03/05/38(b)	149	173,116
6.88%, 02/15/98	129	154,370
8.13%, 07/15/39	1,773	2,307,315
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	1,042	797,836
3.74%, 09/12/39(a)	990	836,212
3.90%, 07/12/47(a)	1,409	1,181,333
4.32%, 01/10/48(a)	1,182	1,018,720
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$1,330	$1,370,902
5.25%, 08/04/45(b)	1,152	1,151,665
5.75%, 12/01/43	1,092	1,131,896
5.80%(a)(b)	220	206,885
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	1,099	781,372
Fifth Third Bancorp, 8.25%, 03/01/38	568	704,302
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	1,336	985,087
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	2,128	1,645,875
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	1,916	1,517,105
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(d)	2,369	2,098,460
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(d)	1,346	1,243,537
4.75%, 10/21/45	1,805	1,707,441
4.80%, 07/08/44	1,708	1,622,933
5.15%, 05/22/45	1,946	1,912,309
6.25%, 02/01/41	2,506	2,797,056
6.45%, 05/01/36	646	713,339
6.75%, 10/01/37	5,101	5,749,403
HSBC Bank USA NA, 7.00%, 01/15/39	695	812,545
HSBC Bank USA NA/New York, 5.63%, 08/15/35	431	446,166
HSBC Holdings PLC
5.25%, 03/14/44(b)	1,521	1,481,340
6.10%, 01/14/42(b)	783	867,862
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	2,607	2,852,462
6.50%, 05/02/36	1,389	1,508,741
6.50%, 05/02/36(b)	598	639,599
6.50%, 09/15/37	2,409	2,597,444
6.80%, 06/01/38	1,417	1,573,118
HSBC USA Inc., 7.20%, 07/15/97(b)	297	389,394
Intesa Sanpaolo SpA
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(d)	1,478	1,626,165
7.80%, 11/28/53(a)	1,364	1,584,053
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. SOFR + 1.510%)(d)	1,577	1,133,166
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(d)	1,480	1,155,367
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	2,646	1,902,711
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	1,895	1,479,574
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	3,365	2,508,058
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(d)	2,411	2,150,952
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(d)	1,912	1,591,668
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(d)	3,569	2,989,597
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(d)	1,559	1,323,260
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(d)	1,987	1,753,304
4.85%, 02/01/44	908	890,817
4.95%, 06/01/45	1,744	1,705,384
5.40%, 01/06/42	1,242	1,298,003
5.50%, 10/15/40	1,194	1,258,586
5.60%, 07/15/41(b)	1,619	1,729,390
5.63%, 08/16/43	1,158	1,230,862
6.40%, 05/15/38(b)	2,377	2,750,894
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	929	670,095
4.34%, 01/09/48	1,449	1,191,680
5.30%, 12/01/45(b)	789	756,558
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,415	1,238,368
4.15%, 03/07/39(b)	369	340,262
4.29%, 07/26/38(b)	434	410,384
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(d)	2,324	1,557,414
Security	Par (000)	Value
Banks (continued)
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	$1,827	$1,432,526
3.97%, 07/22/38(d)	1,826	1,627,304
4.30%, 01/27/45(b)	2,434	2,183,372
4.38%, 01/22/47	2,108	1,885,695
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(d)	874	820,147
5.60%, 03/24/51, (1-day SOFR + 4.840%)(d)	2,099	2,233,420
6.38%, 07/24/42	1,852	2,135,413
MUFG Bank Ltd., 4.70%, 03/10/44(a)	215	204,033
National Australia Bank Ltd., 2.65%, 01/14/41(a)(b)	909	640,809
Regions Bank/Birmingham AL, 6.45%, 06/26/37	256	272,588
Regions Financial Corp., 7.38%, 12/10/37(b)	170	197,166
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(a)	203	174,665
Societe Generale SA
3.63%, 03/01/41(a)	818	582,769
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(d)	590	430,826
5.63%, 11/24/45(a)	255	235,875
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(d)	1,140	1,152,837
7.37%, 01/10/53(a)(b)	942	978,807
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	607	578,687
5.70%, 03/26/44(a)(b)	1,766	1,790,234
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	406	283,687
2.93%, 09/17/41(b)	803	601,895
3.05%, 01/14/42	460	356,529
5.84%, 07/09/44	635	669,353
6.18%, 07/13/43(b)	868	968,091
UBS AG/London, 4.50%, 06/26/48	1,141	1,049,067
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(d)	1,232	929,617
4.88%, 05/15/45	2,001	1,889,400
Wachovia Corp.
5.50%, 08/01/35	709	728,903
7.50%, 04/15/35	381	450,929
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	3,502	2,676,782
3.90%, 05/01/45	2,189	1,822,120
4.40%, 06/14/46	1,922	1,634,533
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	2,985	2,703,793
4.65%, 11/04/44	1,835	1,636,366
4.75%, 12/07/46	1,860	1,663,488
4.90%, 11/17/45	1,914	1,754,075
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(d)	5,103	4,889,682
5.38%, 02/07/35	435	454,221
5.38%, 11/02/43	1,774	1,755,180
5.61%, 01/15/44	2,368	2,398,178
5.95%, 12/01/86	491	508,773
Wells Fargo Bank NA
5.85%, 02/01/37	890	943,014
5.95%, 08/26/36(b)	560	601,210
6.60%, 01/15/38(b)	1,345	1,529,019
Westpac Banking Corp.
2.96%, 11/16/40(b)	756	554,982
3.13%, 11/18/41(b)	979	727,135
4.42%, 07/24/39	712	662,675
		191,301,556

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	$5,116	$5,053,032
4.90%, 02/01/46	9,172	8,805,872
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43(b)	415	363,277
4.63%, 02/01/44	819	764,878
4.70%, 02/01/36(b)	660	651,877
4.90%, 02/01/46	1,537	1,471,058
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(b)	195	165,498
4.35%, 06/01/40	1,035	954,641
4.38%, 04/15/38	1,560	1,478,643
4.44%, 10/06/48	2,007	1,795,153
4.50%, 06/01/50	650	606,251
4.60%, 04/15/48	1,176	1,089,559
4.60%, 06/01/60(b)	120	111,419
4.75%, 04/15/58	985	921,071
4.95%, 01/15/42	1,485	1,457,091
5.45%, 01/23/39	1,955	2,057,206
5.55%, 01/23/49	3,668	3,843,854
5.80%, 01/23/59	1,933	2,122,039
5.88%, 06/15/35	355	388,434
8.00%, 11/15/39	404	528,070
8.20%, 01/15/39	1,173	1,548,838
Bacardi Ltd.
5.15%, 05/15/38(a)	264	254,074
5.30%, 05/15/48(a)	768	712,734
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)	328	332,008
Brown-Forman Corp.
3.75%, 01/15/43	290	240,310
4.00%, 04/15/38	315	284,716
4.50%, 07/15/45(b)	455	417,336
Coca-Cola Co. (The)
2.50%, 06/01/40	1,080	795,338
2.50%, 03/15/51(b)	1,579	1,008,999
2.60%, 06/01/50	1,516	993,751
2.75%, 06/01/60(b)	958	609,982
2.88%, 05/05/41	712	547,891
3.00%, 03/05/51	1,664	1,188,445
4.20%, 03/25/50	597	530,709
5.20%, 01/14/55	625	636,778
5.30%, 05/13/54	810	840,494
5.40%, 05/13/64	980	1,014,492
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	329	337,284
Constellation Brands Inc.
3.75%, 05/01/50	763	590,516
4.10%, 02/15/48	604	498,396
4.50%, 05/09/47	519	453,340
5.25%, 11/15/48	489	474,247
Diageo Capital PLC
3.88%, 04/29/43	598	511,229
5.88%, 09/30/36	551	600,742
Diageo Investment Corp.
4.25%, 05/11/42(b)	475	423,892
7.45%, 04/15/35(b)	530	640,115
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50(b)	440	344,608
Security	Par (000)	Value
Beverages (continued)
Heineken NV
4.00%, 10/01/42(a)	$516	$441,492
4.35%, 03/29/47(a)(b)	560	489,249
Keurig Dr Pepper Inc.
3.35%, 03/15/51	517	372,018
3.80%, 05/01/50	772	606,770
4.42%, 12/15/46	411	360,791
4.50%, 11/15/45	500	445,014
4.50%, 04/15/52(b)	1,141	1,006,050
5.09%, 05/25/48	395	385,743
Molson Coors Beverage Co.
4.20%, 07/15/46(b)	1,800	1,508,906
5.00%, 05/01/42	998	948,046
PepsiCo Inc.
2.63%, 10/21/41	857	627,573
2.75%, 10/21/51(b)	961	645,437
2.88%, 10/15/49	1,022	717,066
3.38%, 07/29/49	511	389,563
3.45%, 10/06/46	852	671,127
3.50%, 03/19/40	340	285,580
3.60%, 08/13/42(b)	380	315,602
3.63%, 03/19/50	914	729,613
3.88%, 03/19/60	459	373,991
4.00%, 03/05/42	464	409,507
4.00%, 05/02/47	555	474,318
4.20%, 07/18/52	580	508,121
4.25%, 10/22/44(b)	270	241,422
4.45%, 04/14/46	924	848,640
4.60%, 07/17/45(b)	315	296,596
4.65%, 02/15/53	574	542,239
4.88%, 11/01/40	317	315,946
5.25%, 07/17/54	680	705,323
5.50%, 01/15/40	525	562,157
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(a)	324	207,956
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	848	857,533
		68,749,576
Biotechnology — 1.8%
Amgen Inc.
2.77%, 09/01/53	1,005	638,454
2.80%, 08/15/41	1,037	766,295
3.00%, 01/15/52(b)	883	609,089
3.15%, 02/21/40	1,769	1,374,359
3.38%, 02/21/50	1,778	1,317,496
4.20%, 02/22/52	914	757,332
4.40%, 05/01/45	2,285	1,990,539
4.40%, 02/22/62(b)	1,189	985,501
4.56%, 06/15/48	1,302	1,148,117
4.66%, 06/15/51	3,297	2,934,501
4.88%, 03/01/53	1,055	969,416
4.95%, 10/01/41	473	450,791
5.15%, 11/15/41	721	705,368
5.60%, 03/02/43	2,702	2,761,528
5.65%, 06/15/42	431	440,240
5.65%, 03/02/53	4,073	4,189,132
5.75%, 03/15/40	389	403,090
5.75%, 03/02/63	2,599	2,665,607
6.38%, 06/01/37	341	379,715
6.40%, 02/01/39	315	350,301
6.90%, 06/01/38	290	334,454
Baxalta Inc., 5.25%, 06/23/45	495	483,556
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Biogen Inc.
3.15%, 05/01/50	$1,546	$1,047,641
3.25%, 02/15/51	901	621,084
5.20%, 09/15/45	1,196	1,137,929
CSL Finance PLC
4.63%, 04/27/42(a)	495	458,247
4.75%, 04/27/52(a)	1,074	985,400
4.95%, 04/27/62(a)(b)	499	460,393
5.42%, 04/03/54(a)	595	603,386
Gilead Sciences Inc.
2.60%, 10/01/40	924	666,274
2.80%, 10/01/50	1,659	1,089,493
4.00%, 09/01/36	575	528,049
4.15%, 03/01/47	1,803	1,528,039
4.50%, 02/01/45	1,744	1,564,781
4.60%, 09/01/35	887	869,755
4.75%, 03/01/46(b)	2,281	2,113,250
4.80%, 04/01/44	1,579	1,483,176
5.55%, 10/15/53(b)	1,005	1,044,244
5.65%, 12/01/41	1,003	1,048,591
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	796	515,402
Royalty Pharma PLC
3.30%, 09/02/40	1,008	765,209
3.35%, 09/02/51	701	473,517
3.55%, 09/02/50(b)	933	660,580
5.90%, 09/02/54	675	683,761
		47,003,082
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,412	1,138,905
3.58%, 04/05/50	1,216	931,405
6.20%, 03/15/54	695	788,020
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	425	362,481
4.50%, 04/04/48(a)	600	521,145
CRH America Inc., 5.13%, 05/18/45(a)	551	518,344
Fortune Brands Innovations Inc., 4.50%, 03/25/52	496	406,163
Holcim Finance U.S. LLC, 4.75%, 09/22/46(a)	200	179,098
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(a)	240	257,387
6.88%, 09/29/39(a)	232	253,815
Johnson Controls International PLC
4.50%, 02/15/47	678	592,770
4.63%, 07/02/44	386	344,402
4.95%, 07/02/64(c)	291	261,999
5.13%, 09/14/45(b)	252	238,923
6.00%, 01/15/36	298	321,686
Lafarge SA, 7.13%, 07/15/36(b)	285	328,904
Martin Marietta Materials Inc.
3.20%, 07/15/51	842	586,249
4.25%, 12/15/47	709	600,601
Masco Corp.
3.13%, 02/15/51	399	272,488
4.50%, 05/15/47	262	225,743
Owens Corning
4.30%, 07/15/47(b)	579	480,276
4.40%, 01/30/48	519	435,069
5.95%, 06/15/54(b)	555	573,619
7.00%, 12/01/36	389	450,081
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd.
4.50%, 03/21/49	$438	$391,231
4.65%, 11/01/44	327	300,557
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	238	206,355
5.75%, 06/15/43	478	505,870
Votorantim Cimentos International SA, 7.25%, 04/05/41(a)	205	228,730
Vulcan Materials Co.
4.50%, 06/15/47	765	666,416
4.70%, 03/01/48	462	420,071
		13,788,803
Chemicals — 1.6%
Air Liquide Finance SA, 3.50%, 09/27/46(a)	690	551,100
Air Products and Chemicals Inc.
2.70%, 05/15/40	798	596,808
2.80%, 05/15/50	931	630,572
Albemarle Corp.
5.45%, 12/01/44(b)	342	313,789
5.65%, 06/01/52(b)	451	408,815
CF Industries Inc.
4.95%, 06/01/43	754	691,034
5.38%, 03/15/44	719	689,283
Dow Chemical Co. (The)
3.60%, 11/15/50(b)	1,066	778,764
4.38%, 11/15/42	1,231	1,060,427
4.63%, 10/01/44	476	419,856
4.80%, 05/15/49	670	595,443
5.25%, 11/15/41	719	700,878
5.55%, 11/30/48	879	868,962
5.60%, 02/15/54(b)	745	748,026
6.90%, 05/15/53(b)	850	984,674
9.40%, 05/15/39	566	777,546
DuPont de Nemours Inc.
5.32%, 11/15/38	1,068	1,146,270
5.42%, 11/15/48	1,987	2,157,860
Eastman Chemical Co.
4.65%, 10/15/44(b)	706	622,289
4.80%, 09/01/42	535	486,165
Ecolab Inc.
2.13%, 08/15/50	502	295,968
2.70%, 12/15/51(b)	800	523,084
2.75%, 08/18/55	687	442,935
3.95%, 12/01/47	481	410,661
5.50%, 12/08/41(b)	459	478,370
FMC Corp.
4.50%, 10/01/49	603	481,719
6.38%, 05/18/53(b)	536	560,610
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)	818	610,974
3.47%, 12/01/50(a)(b)	1,469	1,017,872
4.38%, 06/01/47	450	368,965
5.00%, 09/26/48	720	646,708
Linde Inc./CT
2.00%, 08/10/50	384	220,385
3.55%, 11/07/42	720	595,865
Lubrizol Corp. (The), 6.50%, 10/01/34	350	403,518
LYB International Finance BV
4.88%, 03/15/44	1,199	1,088,713
5.25%, 07/15/43	807	764,425

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance III LLC
3.38%, 10/01/40	$463	$356,477
3.63%, 04/01/51	938	675,609
3.80%, 10/01/60	513	371,323
4.20%, 10/15/49(b)	996	795,029
4.20%, 05/01/50(b)	965	768,162
LyondellBasell Industries NV, 4.63%, 02/26/55(b)	970	823,160
Mosaic Co. (The)
4.88%, 11/15/41	330	301,442
5.63%, 11/15/43	485	481,262
Nutrien Ltd.
3.95%, 05/13/50	491	386,810
4.13%, 03/15/35	392	359,765
4.90%, 06/01/43	585	541,243
5.00%, 04/01/49	674	620,027
5.25%, 01/15/45	513	491,628
5.63%, 12/01/40	441	445,391
5.80%, 03/27/53	723	745,034
5.88%, 12/01/36(b)	512	542,467
6.13%, 01/15/41	349	369,932
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(a)	493	426,354
5.88%, 09/17/44(a)	679	625,928
6.75%, 09/19/42(a)	115	115,383
PPG Industries Inc., 5.50%, 11/15/40	50	49,532
RPM International Inc.
4.25%, 01/15/48(b)	265	228,658
5.25%, 06/01/45	329	310,475
Sherwin-Williams Co. (The)
2.90%, 03/15/52	543	357,688
3.30%, 05/15/50	469	334,482
3.80%, 08/15/49	526	415,334
4.00%, 12/15/42	314	261,531
4.50%, 06/01/47	1,199	1,062,602
4.55%, 08/01/45	368	323,448
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	621	429,705
4.25%, 01/22/50(a)	250	198,327
Westlake Corp.
2.88%, 08/15/41	444	315,548
3.13%, 08/15/51	665	435,475
3.38%, 08/15/61	626	396,552
4.38%, 11/15/47	368	308,719
5.00%, 08/15/46(b)	670	610,315
		40,420,150
Commercial Services — 1.7%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(a)(b)	120	101,782
American University (The), Series 2019, 3.67%, 04/01/49	485	393,347
Brown University, Series A, 2.92%, 09/01/50(b)	543	393,062
California Endowment (The), Series 2021, 2.50%, 04/01/51	300	196,384
California Institute of Technology
3.65%, 09/01/2119(b)	322	226,413
4.32%, 08/01/45(b)	383	351,703
4.70%, 11/01/2111(b)	355	315,220
Case Western Reserve University, 5.41%, 06/01/2122	235	238,089
Claremont Mckenna College, 3.78%, 01/01/2122	205	145,442
Security	Par (000)	Value
Commercial Services (continued)
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(a)	$685	$602,800
5.63%, 09/25/48(a)	1,049	1,045,245
6.85%, 07/02/37(a)(b)	1,865	2,117,338
Duke University
3.20%, 10/01/38(b)	210	176,051
3.30%, 10/01/46(b)	270	211,076
Series 2020, 2.68%, 10/01/44	347	260,782
Series 2020, 2.76%, 10/01/50(b)	239	166,194
Series 2020, 2.83%, 10/01/55	607	418,356
Emory University, Series 2020, 2.97%, 09/01/50(b)	386	274,962
Equifax Inc., 7.00%, 07/01/37(b)	230	263,194
ERAC USA Finance LLC
4.20%, 11/01/46(a)	698	597,257
4.50%, 02/15/45(a)	596	536,260
5.20%, 10/30/34(a)	670	685,762
5.40%, 05/01/53(a)	1,090	1,111,108
5.63%, 03/15/42(a)	462	481,277
7.00%, 10/15/37(a)	1,120	1,323,456
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47	506	427,360
Series 2020, 2.42%, 06/01/50(b)	547	349,792
Series 2020, 2.82%, 06/01/70	455	283,362
George Washington University (The)
4.87%, 09/15/45	327	319,770
Series 2014, 4.30%, 09/15/44	282	255,484
Series 2016, 3.55%, 09/15/46	259	206,729
Series 2018, 4.13%, 09/15/48	752	665,352
Georgetown University (The)
5.12%, 04/01/53(b)	180	184,776
Series 20A, 2.94%, 04/01/50(b)	356	249,297
Series A, 5.22%	225	218,733
Series B, 4.32%, 04/01/49	337	303,600
Global Payments Inc.
4.15%, 08/15/49	655	520,250
5.95%, 08/15/52(b)	754	766,395
Howard University, 5.21%, 10/01/52	225	206,793
ITR Concession Co. LLC, 5.18%, 07/15/35(a)	234	216,611
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	346	305,119
Series A, 2.81%, 01/01/60(b)	295	193,961
Leland Stanford Junior University (The)
2.41%, 06/01/50	488	318,553
3.46%, 05/01/47	410	329,940
3.65%, 05/01/48	682	577,952
Massachusetts Institute of Technology
3.07%, 04/01/52	525	388,825
3.89%, 07/01/2116	395	308,521
3.96%, 07/01/38(b)	449	428,515
4.68%	504	471,829
5.60%(b)	662	733,880
Series F, 2.99%, 07/01/50	404	298,271
Series G, 2.29%, 07/01/51(b)	311	196,384
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	238	189,454
Moody's Corp.
2.55%, 08/18/60	296	165,984
2.75%, 08/19/41	680	492,313
3.10%, 11/29/61	495	320,857
3.25%, 05/20/50	302	215,691
3.75%, 02/25/52	497	391,109
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.88%, 12/17/48	$449	$421,458
5.25%, 07/15/44	455	453,810
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	245	175,044
Northwestern University
3.69%, 12/01/38	100	89,494
3.87%, 12/01/48(b)	250	211,946
4.64%, 12/01/44	535	521,454
Series 2017, 3.66%, 12/01/57(b)	212	173,021
Series 2020, 2.64%, 12/01/50(b)	337	224,789
PayPal Holdings Inc.
3.25%, 06/01/50(b)	1,174	846,588
5.05%, 06/01/52(b)	886	861,960
5.25%, 06/01/62	446	434,557
5.50%, 06/01/54(b)	470	480,282
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	460	456,435
President and Fellows of Harvard College
2.52%, 10/15/50(b)	529	352,501
3.15%, 07/15/46	485	376,891
3.30%, 07/15/56	314	239,095
3.62%, 10/01/37	387	349,656
3.75%, 11/15/52	454	382,862
4.88%, 10/15/40(b)	215	216,138
6.50%, 01/15/39(a)	425	509,009
Series ., 4.61%, 02/15/35(b)	527	534,288
Quanta Services Inc., 3.05%, 10/01/41	498	365,556
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	807	528,647
S&P Global Inc.
2.30%, 08/15/60	760	426,894
3.25%, 12/01/49	778	577,139
3.70%, 03/01/52	857	683,907
3.90%, 03/01/62	601	477,889
4.50%, 05/15/48(b)	185	165,868
6.55%, 11/15/37(b)	200	233,417
Thomas Jefferson University, 3.85%, 11/01/57	250	189,376
Trustees of Boston College
3.13%, 07/01/52(b)	322	235,744
3.99%, 07/01/47	160	147,179
Trustees of Boston University, Series CC, 4.06%, 10/01/48	300	258,874
Trustees of Dartmouth College, 3.47%, 06/01/46	275	222,494
Trustees of Princeton University (The)
4.20%, 03/01/52(b)	75	68,086
5.70%, 03/01/39(b)	374	421,623
Series 2020, 2.52%, 07/01/50(b)	360	246,568
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(b)	254	179,530
4.67%, 09/01/2112	230	209,491
Series 2020, 2.40%, 10/01/50	310	196,601
Trustees of Tufts College
3.10%, 08/15/51	300	215,602
Series 2012, 5.02%, 04/15/2112(b)	195	178,523
University of Chicago (The)
4.00%, 10/01/53	445	382,771
Series 20B, 2.76%, 04/01/45	250	199,394
Series C, 2.55%, 04/01/50(b)	320	221,337
University of Miami, 4.06%, 04/01/52(b)	400	338,550
Security	Par (000)	Value
Commercial Services (continued)
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	$412	$333,576
Series 2017, 3.39%, 02/15/48	338	267,625
University of Southern California
2.81%, 10/01/50(b)	391	272,024
3.03%, 10/01/39(b)	642	535,762
4.98%, 10/01/53(b)	425	432,558
5.25%, 10/01/2111(b)	232	240,558
Series 2017, 3.84%, 10/01/47	287	243,989
Series 21A, 2.95%, 10/01/51	394	281,001
Series A, 3.23%, 10/01/2120(b)	205	131,868
Verisk Analytics Inc.
3.63%, 05/15/50	528	395,902
5.50%, 06/15/45	328	328,244
Washington University (The)
3.52%, 04/15/54(b)	525	418,380
4.35%(b)	327	277,537
Wesleyan University, 4.78%, 07/01/2116(b)	196	174,916
William Marsh Rice University
3.57%, 05/15/45	263	224,705
3.77%, 05/15/55(b)	235	195,923
WK Kellogg Foundation Trust, 2.44%, 10/01/50(a)	130	83,797
Yale University, Series 2020, 2.40%, 04/15/50(b)	481	311,945
		44,966,670
Computers — 1.9%
Apple Inc.
2.38%, 02/08/41	1,225	893,117
2.40%, 08/20/50	1,195	769,642
2.55%, 08/20/60(b)	1,649	1,085,925
2.65%, 05/11/50	2,375	1,607,537
2.65%, 02/08/51	2,797	1,904,472
2.70%, 08/05/51	1,711	1,158,697
2.80%, 02/08/61(b)	1,690	1,108,607
2.85%, 08/05/61	1,300	861,088
2.95%, 09/11/49	1,478	1,065,354
3.45%, 02/09/45	1,845	1,520,132
3.75%, 09/12/47	995	839,840
3.75%, 11/13/47	1,082	908,238
3.85%, 05/04/43	2,969	2,622,123
3.85%, 08/04/46	1,981	1,708,514
3.95%, 08/08/52	1,631	1,404,742
4.10%, 08/08/62	1,195	1,028,403
4.25%, 02/09/47	1,005	925,769
4.38%, 05/13/45	1,942	1,827,412
4.45%, 05/06/44(b)	942	919,937
4.50%, 02/23/36(b)	1,134	1,159,411
4.65%, 02/23/46	3,888	3,807,763
4.85%, 05/10/53(b)	1,241	1,258,112
Dell Inc.
5.40%, 09/10/40	288	285,410
6.50%, 04/15/38	260	282,838
Dell International LLC/EMC Corp.
3.38%, 12/15/41	985	753,584
3.45%, 12/15/51	799	569,408
8.10%, 07/15/36	926	1,139,143
8.35%, 07/15/46(b)	575	766,430
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	700	753,441
6.35%, 10/15/45(b)	1,408	1,512,180
HP Inc., 6.00%, 09/15/41(b)	1,117	1,176,991

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte Ltd.
5.25%, 02/05/44	$915	$910,755
5.30%, 02/05/54(b)	1,320	1,299,646
International Business Machines Corp.
2.85%, 05/15/40	599	449,372
2.95%, 05/15/50(b)	802	538,058
3.43%, 02/09/52	751	546,195
4.00%, 06/20/42	974	834,011
4.15%, 05/15/39	1,636	1,469,049
4.25%, 05/15/49	2,798	2,380,331
4.70%, 02/19/46	642	589,453
4.90%, 07/27/52	700	655,755
5.10%, 02/06/53(b)	591	585,338
5.60%, 11/30/39	715	755,262
7.13%, 12/01/96(b)	232	304,521
Kyndryl Holdings Inc., 4.10%, 10/15/41	491	387,965
		49,329,971
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47(b)	467	391,744
4.00%, 08/15/45	644	569,533
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	872	616,660
3.70%, 08/15/42	361	291,872
4.15%, 03/15/47	463	389,025
4.38%, 06/15/45	461	407,411
5.15%, 05/15/53(b)	705	707,504
6.00%, 05/15/37(b)	245	269,519
Haleon U.S. Capital LLC, 4.00%, 03/24/52(b)	1,052	879,419
Kenvue Inc.
5.05%, 03/22/53(b)	1,535	1,529,096
5.10%, 03/22/43(b)	670	674,946
5.20%, 03/22/63(b)	865	864,992
Procter & Gamble Co. (The)
3.50%, 10/25/47	465	384,190
3.55%, 03/25/40	501	436,815
3.60%, 03/25/50(b)	593	492,767
5.55%, 03/05/37(b)	610	672,030
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	611	408,390
		9,985,913
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	430	351,462
4.20%, 05/15/47	422	372,220
4.60%, 06/15/45	977	914,942
		1,638,624
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,457	1,195,981
American Express Co., 4.05%, 12/03/42(b)	814	719,992
Apollo Global Management Inc., 5.80%, 05/21/54	765	787,237
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	607	444,319
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)(b)	413	261,878
2.85%, 08/05/51(a)(b)	570	366,673
3.20%, 01/30/52(a)(b)	883	618,317
3.50%, 09/10/49(a)(b)	473	351,218
4.00%, 10/02/47(a)(b)	265	213,371
4.45%, 07/15/45(a)	340	293,975
Security	Par (000)	Value
Diversified Financial Services (continued)
5.00%, 06/15/44(a)(b)	$516	$490,197
6.25%, 08/15/42(a)	250	268,949
Blue Owl Finance LLC, 4.13%, 10/07/51(a)(b)	385	287,665
Brookfield Finance Inc.
3.50%, 03/30/51	733	538,308
3.63%, 02/15/52	583	425,008
4.70%, 09/20/47	850	765,382
5.68%, 01/15/35(b)	25	25,749
5.97%, 03/04/54(b)	905	953,048
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	595	425,927
CI Financial Corp., 4.10%, 06/15/51(b)	150	98,115
CME Group Inc.
4.15%, 06/15/48(b)	622	547,308
5.30%, 09/15/43	806	845,537
FMR LLC
5.15%, 02/01/43(a)	335	330,052
6.45%, 11/15/39(a)	445	509,335
6.50%, 12/14/40(a)	347	393,716
Franklin Resources Inc., 2.95%, 08/12/51(b)	355	234,094
Invesco Finance PLC, 5.38%, 11/30/43(b)	483	474,319
Jefferies Financial Group Inc.
6.25%, 01/15/36	485	519,135
6.50%, 01/20/43	387	414,850
6.63%, 10/23/43(b)	328	348,312
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	536	530,207
Legg Mason Inc., 5.63%, 01/15/44	610	619,647
LSEGA Financing PLC, 3.20%, 04/06/41(a)	835	650,505
Mastercard Inc.
2.95%, 03/15/51	803	564,098
3.65%, 06/01/49	962	776,426
3.80%, 11/21/46	574	482,144
3.85%, 03/26/50	1,456	1,208,675
3.95%, 02/26/48	479	409,287
Nasdaq Inc.
2.50%, 12/21/40	734	510,743
3.25%, 04/28/50	507	359,460
3.95%, 03/07/52	559	440,449
5.95%, 08/15/53(b)	655	701,701
6.10%, 06/28/63	705	763,409
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	261	219,971
Raymond James Financial Inc.
3.75%, 04/01/51	799	615,428
4.95%, 07/15/46	740	698,505
Visa Inc.
2.00%, 08/15/50(b)	1,637	978,272
2.70%, 04/15/40	852	652,952
3.65%, 09/15/47	720	588,001
4.15%, 12/14/35	1,416	1,374,627
4.30%, 12/14/45	3,240	2,937,709
Voya Financial Inc.
4.80%, 06/15/46(b)	294	261,443
5.70%, 07/15/43	407	405,287
Western Union Co. (The)
6.20%, 11/17/36(b)	469	491,928
6.20%, 06/21/40	209	212,400
		31,601,241
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 12.6%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(a)	$892	$672,557
4.00%, 10/03/49(a)	498	420,353
6.50%, 10/27/36(a)	1,035	1,189,027
AEP Texas Inc.
3.45%, 05/15/51	423	293,499
3.80%, 10/01/47	328	248,635
5.25%, 05/15/52	480	451,031
Series G, 4.15%, 05/01/49	299	237,675
Series H, 3.45%, 01/15/50	437	306,816
AEP Transmission Co. LLC
3.15%, 09/15/49	340	237,325
3.75%, 12/01/47	514	400,400
3.80%, 06/15/49	389	303,936
4.00%, 12/01/46	290	240,802
4.25%, 09/15/48	356	300,203
4.50%, 06/15/52	530	463,576
5.40%, 03/15/53	640	643,291
Series M, 3.65%, 04/01/50	492	375,627
Series N, 2.75%, 08/15/51	416	264,216
Alabama Power Co.
3.00%, 03/15/52	754	512,872
3.13%, 07/15/51	603	418,040
3.45%, 10/01/49	632	472,038
3.75%, 03/01/45	658	528,798
3.85%, 12/01/42	350	293,090
4.10%, 01/15/42	275	232,762
4.15%, 08/15/44	329	281,766
4.30%, 01/02/46	410	354,983
5.50%, 03/15/41(b)	263	266,226
6.00%, 03/01/39(b)	492	534,692
6.13%, 05/15/38	275	301,523
Series 11-C, 5.20%, 06/01/41(b)	265	257,907
Series A, 4.30%, 07/15/48	484	415,416
Series B, 3.70%, 12/01/47	615	482,402
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	666	519,929
Ameren Illinois Co.
2.90%, 06/15/51	326	214,761
3.25%, 03/15/50	262	186,734
3.70%, 12/01/47	517	408,767
4.15%, 03/15/46	430	367,578
4.30%, 07/01/44(b)	265	228,353
4.50%, 03/15/49	513	456,990
4.80%, 12/15/43	220	202,652
5.55%, 07/01/54	555	572,154
5.90%, 12/01/52	330	356,526
American Electric Power Co. Inc.
3.25%, 03/01/50	392	269,854
6.95%, 12/15/54, (5-year CMT + 2.675%)(d)	105	109,489
American Transmission Systems Inc., 5.00%, 09/01/44(a)	371	351,317
Appalachian Power Co.
4.40%, 05/15/44	318	269,679
4.45%, 06/01/45	356	298,999
7.00%, 04/01/38	469	540,026
Series L, 5.80%, 10/01/35(b)	265	276,595
Series P, 6.70%, 08/15/37	250	279,625
Series Y, 4.50%, 03/01/49	370	310,928
Series Z, 3.70%, 05/01/50	475	345,003
Arizona Public Service Co.
2.65%, 09/15/50	545	334,752
Security	Par (000)	Value
Electric (continued)
3.35%, 05/15/50	$520	$366,323
3.50%, 12/01/49	292	209,495
3.75%, 05/15/46	314	240,296
4.20%, 08/15/48(b)	307	251,372
4.25%, 03/01/49	256	211,576
4.35%, 11/15/45	509	429,599
4.50%, 04/01/42	366	321,097
4.70%, 01/15/44	245	212,757
5.05%, 09/01/41	247	234,412
5.50%, 09/01/35	275	279,872
Avista Corp.
4.00%, 04/01/52	413	326,468
4.35%, 06/01/48	251	215,670
Baltimore Gas & Electric Co.
2.90%, 06/15/50	413	272,728
3.20%, 09/15/49	450	314,773
3.50%, 08/15/46	384	293,516
3.75%, 08/15/47	310	243,499
4.25%, 09/15/48	345	292,360
4.55%, 06/01/52	541	476,393
5.40%, 06/01/53	644	650,687
5.65%, 06/01/54(b)	425	444,120
6.35%, 10/01/36	375	416,125
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)(b)	202	178,866
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	1,375	894,268
3.80%, 07/15/48	707	548,229
4.25%, 10/15/50	793	658,804
4.45%, 01/15/49	978	841,782
4.50%, 02/01/45	696	632,569
4.60%, 05/01/53	914	798,181
5.15%, 11/15/43	698	687,924
5.95%, 05/15/37	529	571,294
6.13%, 04/01/36	1,512	1,649,010
Black Hills Corp.
3.88%, 10/15/49(b)	237	181,396
4.20%, 09/15/46	200	165,609
6.00%, 01/15/35	445	464,852
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	119	127,895
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(a)	192	169,434
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	543	432,936
3.60%, 03/01/52	609	457,028
3.95%, 03/01/48	336	270,529
4.50%, 04/01/44	387	345,399
5.30%, 04/01/53	430	427,898
Series AC, 4.25%, 02/01/49	670	568,295
Series AD, 2.90%, 07/01/50	456	299,415
Series AF, 3.35%, 04/01/51	592	428,147
Series AJ, 4.85%, 10/01/52	482	445,256
CenterPoint Energy Inc., 3.70%, 09/01/49	455	340,503
CEZ A/S, 5.63%, 04/03/42(a)	343	317,480
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	254	220,982
Cleco Power LLC
6.00%, 12/01/40	295	308,101
6.50%, 12/01/35(b)	305	341,963

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	$291	$308,362
CMS Energy Corp.
4.70%, 03/31/43	370	330,367
4.88%, 03/01/44	251	235,300
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	243	245,692
Comision Federal de Electricidad
4.68%, 02/09/51(a)	712	532,909
5.75%, 02/14/42(a)(b)	491	461,107
6.13%, 06/16/45(a)(b)	535	498,219
6.26%, 02/15/52(a)	435	396,609
Commonwealth Edison Co.
3.00%, 03/01/50	643	434,573
3.65%, 06/15/46	655	511,502
3.70%, 03/01/45	348	277,977
3.80%, 10/01/42(b)	305	251,680
4.00%, 03/01/48	716	587,306
4.00%, 03/01/49	428	348,048
4.35%, 11/15/45	393	347,709
4.60%, 08/15/43	395	362,681
4.70%, 01/15/44	290	268,042
5.30%, 02/01/53	536	529,822
5.65%, 06/01/54	365	381,211
6.45%, 01/15/38	399	450,961
Series 123, 3.75%, 08/15/47	507	400,650
Series 127, 3.20%, 11/15/49	365	256,323
Series 130, 3.13%, 03/15/51	744	514,979
Series 131, 2.75%, 09/01/51	455	288,571
Series 133, 3.85%, 03/15/52	465	366,230
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	767	638,877
4.30%, 04/15/44	529	470,153
5.25%, 01/15/53	476	478,383
6.35%, 06/01/36	275	302,786
Series A, 4.15%, 06/01/45	282	241,243
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	543	376,770
3.60%, 06/15/61(b)	740	535,604
3.70%, 11/15/59	573	416,962
3.85%, 06/15/46	557	445,373
3.95%, 03/01/43	650	542,207
4.45%, 03/15/44	821	730,574
4.50%, 12/01/45	651	575,261
4.50%, 05/15/58	672	578,086
4.63%, 12/01/54	643	574,161
5.70%, 06/15/40	260	270,638
5.70%, 05/15/54	770	807,446
5.90%, 11/15/53	935	1,004,454
6.15%, 11/15/52	630	702,647
Series 05-A, 5.30%, 03/01/35	313	324,533
Series 06-A, 5.85%, 03/15/36(b)	395	423,083
Series 06-B, 6.20%, 06/15/36	370	407,074
Series 06-E, 5.70%, 12/01/36	347	367,645
Series 07-A, 6.30%, 08/15/37	494	548,428
Series 08-B, 6.75%, 04/01/38	580	667,941
Series 09-C, 5.50%, 12/01/39	600	614,754
Series 12-A, 4.20%, 03/15/42	383	333,108
Series 2017, 3.88%, 06/15/47	565	451,334
Series 20B, 3.95%, 04/01/50	1,103	910,584
Series A, 4.13%, 05/15/49	613	508,282
Series C, 3.00%, 12/01/60	545	339,149
Security	Par (000)	Value
Electric (continued)
Series C, 4.00%, 11/15/57	$319	$251,965
Series C, 4.30%, 12/01/56	478	399,341
Series E, 4.65%, 12/01/48	569	514,455
Consorcio Transmantaro SA, 5.20%, 04/11/38(a)	662	644,540
Constellation Energy Generation LLC
5.60%, 06/15/42	719	718,074
5.75%, 10/01/41	350	355,692
5.75%, 03/15/54	1,030	1,039,334
6.25%, 10/01/39	842	914,263
6.50%, 10/01/53	819	907,349
Consumers Energy Co.
2.50%, 05/01/60(b)	322	195,267
3.10%, 08/15/50(b)	601	436,943
3.25%, 08/15/46(b)	480	367,809
3.50%, 08/01/51	566	442,495
3.75%, 02/15/50	375	302,439
3.95%, 05/15/43	369	313,282
3.95%, 07/15/47	290	243,311
4.05%, 05/15/48(b)	601	508,154
4.10%, 11/15/45	150	123,987
4.20%, 09/01/52	435	370,002
4.35%, 04/15/49	554	490,435
4.35%, 08/31/64	201	162,521
Dayton Power & Light Co. (The), 3.95%, 06/15/49	438	335,490
Delmarva Power & Light Co.
4.00%, 06/01/42	238	195,551
4.15%, 05/15/45	391	326,219
Dominion Energy Inc.
4.70%, 12/01/44	392	343,983
4.85%, 08/15/52	605	544,252
7.00%, 06/15/38	403	463,003
Series A, 4.60%, 03/15/49	381	328,483
Series B, 3.30%, 04/15/41	397	300,576
Series B, 5.95%, 06/15/35	465	495,001
Series C, 4.05%, 09/15/42	344	280,587
Series C, 4.90%, 08/01/41	487	447,736
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	423	385,544
5.10%, 06/01/65	501	473,234
5.45%, 02/01/41	332	337,257
6.05%, 01/15/38	403	439,278
6.25%, 10/15/53	480	543,300
DTE Electric Co.
2.95%, 03/01/50	455	311,718
3.70%, 03/15/45	517	412,142
3.70%, 06/01/46	299	237,620
3.75%, 08/15/47	460	364,673
3.95%, 06/15/42	265	219,099
3.95%, 03/01/49	628	519,667
4.30%, 07/01/44	426	372,971
5.40%, 04/01/53(b)	521	530,581
5.70%, 10/01/37(b)	178	188,307
Series A, 4.00%, 04/01/43	296	253,042
Series A, 4.05%, 05/15/48	495	417,784
Series A, 6.63%, 06/01/36	245	279,106
Series B, 3.25%, 04/01/51	537	386,164
Series B, 3.65%, 03/01/52	525	404,052
Duke Energy Carolinas LLC
3.20%, 08/15/49	816	572,955
3.45%, 04/15/51	458	336,557
3.55%, 03/15/52	668	495,402
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.70%, 12/01/47	$677	$522,317
3.75%, 06/01/45	392	312,212
3.88%, 03/15/46	561	453,248
3.95%, 03/15/48	518	422,490
4.00%, 09/30/42	603	514,071
4.25%, 12/15/41	664	585,658
5.30%, 02/15/40	710	723,112
5.35%, 01/15/53	910	910,212
5.40%, 01/15/54	797	806,458
6.00%, 01/15/38	534	581,383
6.05%, 04/15/38	564	619,611
6.10%, 06/01/37	447	484,859
Duke Energy Corp.
3.30%, 06/15/41	661	505,099
3.50%, 06/15/51	736	526,412
3.75%, 09/01/46	1,458	1,113,392
3.95%, 08/15/47	436	342,360
4.20%, 06/15/49	618	501,099
4.80%, 12/15/45	606	542,401
5.00%, 08/15/52	1,088	998,211
5.80%, 06/15/54	710	726,535
6.10%, 09/15/53(b)	730	780,355
Duke Energy Florida LLC
3.00%, 12/15/51	575	381,650
3.40%, 10/01/46	633	468,834
3.85%, 11/15/42(b)	395	325,842
4.20%, 07/15/48	434	364,522
5.65%, 04/01/40	331	345,436
5.95%, 11/15/52	475	509,414
6.20%, 11/15/53	675	754,622
6.35%, 09/15/37	529	588,153
6.40%, 06/15/38	984	1,104,090
Duke Energy Indiana LLC
2.75%, 04/01/50	538	344,077
3.75%, 05/15/46	471	373,058
5.40%, 04/01/53	480	478,291
6.12%, 10/15/35(b)	330	361,257
6.35%, 08/15/38	485	544,694
6.45%, 04/01/39	405	453,732
Series UUU, 4.20%, 03/15/42	244	208,893
Series WWW, 4.90%, 07/15/43	346	327,520
Series YYY, 3.25%, 10/01/49(b)	491	349,534
Duke Energy Ohio Inc.
3.70%, 06/15/46	304	234,898
4.30%, 02/01/49	404	340,582
5.55%, 03/15/54	350	356,103
5.65%, 04/01/53	350	357,923
Duke Energy Progress LLC
2.50%, 08/15/50	550	335,117
2.90%, 08/15/51	437	287,143
3.60%, 09/15/47	531	404,424
3.70%, 10/15/46	439	341,850
4.00%, 04/01/52	388	313,782
4.10%, 05/15/42	482	411,392
4.10%, 03/15/43	476	405,610
4.15%, 12/01/44	534	452,322
4.20%, 08/15/45	665	566,508
4.38%, 03/30/44(b)	358	317,432
5.35%, 03/15/53	485	482,672
6.30%, 04/01/38	290	321,980
E.ON International Finance BV, 6.65%, 04/30/38(a)	946	1,057,454
Security	Par (000)	Value
Electric (continued)
El Paso Electric Co.
5.00%, 12/01/44	$240	$217,098
6.00%, 05/15/35	406	424,659
Electricite de France SA
4.75%, 10/13/35(a)	418	405,224
4.88%, 09/21/38(a)	491	461,142
4.88%, 01/22/44(a)	908	822,922
4.95%, 10/13/45(a)	1,031	951,723
5.00%, 09/21/48(a)(b)	714	656,092
5.25%, 10/13/55(a)(b)	216	199,655
5.60%, 01/27/40(a)(b)	798	802,881
6.00%, 04/22/64(a)	865	858,023
6.00%, 01/22/2114(a)(b)	574	583,791
6.90%, 05/23/53(a)	855	974,933
6.95%, 01/26/39(a)(b)	1,495	1,681,405
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	275	278,730
Emera U.S. Finance LP, 4.75%, 06/15/46	1,074	925,957
Enel Finance America LLC, 2.88%, 07/12/41(a)	636	443,493
Enel Finance International NV
4.75%, 05/25/47(a)	1,251	1,126,462
5.50%, 06/15/52(a)(b)	895	861,850
6.00%, 10/07/39(a)(b)	1,429	1,500,320
6.80%, 09/15/37(a)	906	1,011,482
7.75%, 10/14/52(a)	894	1,111,774
Engie SA, 5.88%, 04/10/54(a)	15	15,479
Entergy Arkansas LLC
2.65%, 06/15/51	737	453,152
3.35%, 06/15/52	420	296,353
4.20%, 04/01/49	548	455,867
4.95%, 12/15/44	350	324,536
5.75%, 06/01/54	385	400,113
Entergy Corp., 3.75%, 06/15/50	590	433,822
Entergy Louisiana LLC
2.90%, 03/15/51	655	420,060
3.10%, 06/15/41	533	397,319
4.20%, 09/01/48	719	593,045
4.20%, 04/01/50	503	414,224
4.75%, 09/15/52	467	420,782
4.95%, 01/15/45	262	242,344
5.70%, 03/15/54	670	691,571
Entergy Mississippi LLC
3.50%, 06/01/51	419	304,039
3.85%, 06/01/49	506	393,360
5.85%, 06/01/54(b)	305	321,809
Entergy Texas Inc.
3.55%, 09/30/49	490	359,513
4.50%, 03/30/39	238	221,316
5.00%, 09/15/52(b)	346	324,720
5.15%, 06/01/45	190	181,821
5.55%, 09/15/54(b)	375	375,727
5.80%, 09/01/53	382	400,227
Evergy Kansas Central Inc.
3.25%, 09/01/49	305	214,025
3.45%, 04/15/50	495	360,178
4.10%, 04/01/43	419	352,999
4.13%, 03/01/42	536	460,497
4.25%, 12/01/45	213	182,684
4.63%, 09/01/43	204	179,835
5.70%, 03/15/53	359	368,605
Evergy Kansas South Inc., 4.30%, 07/15/44(a)(b)	229	192,801

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47	$236	$197,789
4.20%, 03/15/48	305	255,515
5.30%, 10/01/41	346	345,555
Series 2019, 4.13%, 04/01/49	380	312,038
Series B, 6.05%, 11/15/35	255	273,443
Eversource Energy, 3.45%, 01/15/50	683	497,582
Exelon Corp.
4.10%, 03/15/52	725	586,381
4.45%, 04/15/46	714	615,606
4.70%, 04/15/50	721	638,518
4.95%, 06/15/35	360	353,719
5.10%, 06/15/45	681	647,681
5.60%, 03/15/53	915	926,198
5.63%, 06/15/35	432	454,251
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	695	494,193
Series C, 4.85%, 07/15/47	470	419,550
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	259	278,172
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	460	398,239
5.45%, 07/15/44(a)	381	367,976
Florida Power & Light Co.
2.88%, 12/04/51(b)	1,215	814,503
3.15%, 10/01/49	900	647,213
3.70%, 12/01/47	688	548,597
3.80%, 12/15/42	424	354,702
3.95%, 03/01/48	859	712,204
3.99%, 03/01/49	620	516,582
4.05%, 06/01/42	522	454,827
4.05%, 10/01/44	561	481,466
4.13%, 02/01/42	585	514,742
4.13%, 06/01/48	507	431,859
4.95%, 06/01/35	343	347,564
5.13%, 06/01/41	250	247,816
5.25%, 02/01/41	342	344,823
5.30%, 04/01/53	776	789,964
5.60%, 06/15/54	645	684,951
5.65%, 02/01/37(b)	415	443,826
5.69%, 03/01/40(b)	461	486,919
5.95%, 02/01/38	552	604,041
5.96%, 04/01/39	437	475,463
Georgia Power Co.
4.30%, 03/15/42	965	852,178
4.30%, 03/15/43	369	320,578
5.13%, 05/15/52(b)	785	765,687
5.40%, 06/01/40	272	272,500
Series 10-C, 4.75%, 09/01/40	493	463,367
Series A, 3.25%, 03/15/51	829	593,099
Series B, 3.70%, 01/30/50(b)	509	392,750
Great River Energy, 6.25%, 07/01/38(a)	260	263,840
Iberdrola International BV, 6.75%, 07/15/36(b)	495	574,737
Idaho Power Co.
3.65%, 03/01/45	259	195,461
5.50%, 03/15/53	415	413,665
5.80%, 04/01/54	295	307,214
Series K, 4.20%, 03/01/48	420	345,198
Indiana Michigan Power Co.
3.25%, 05/01/51	425	295,762
4.25%, 08/15/48	525	441,397
Security	Par (000)	Value
Electric (continued)
5.63%, 04/01/53	$475	$490,300
6.05%, 03/15/37(b)	323	347,365
Series K, 4.55%, 03/15/46	395	346,565
Series L, 3.75%, 07/01/47	415	321,817
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	285	232,658
4.70%, 09/01/45(a)	191	165,329
5.70%, 04/01/54(a)	590	610,097
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	725	548,031
4.88%, 01/14/48(a)	422	333,735
Interchile SA, 4.50%, 06/30/56(a)	925	785,708
International Transmission Co., 4.63%, 08/15/43(b)	275	245,553
Interstate Power & Light Co.
3.10%, 11/30/51(b)	268	178,720
3.50%, 09/30/49	401	292,224
3.70%, 09/15/46	379	290,488
4.70%, 10/15/43(b)	223	197,063
6.25%, 07/15/39	275	298,007
ITC Holdings Corp., 5.30%, 07/01/43	293	281,058
Jersey Central Power & Light Co., 6.15%, 06/01/37(b)	286	310,223
Kentucky Utilities Co.
3.30%, 06/01/50	591	420,987
4.38%, 10/01/45	574	496,836
5.13%, 11/01/40	702	693,919
Series 1, 4.65%, 11/15/43	272	243,934
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	152	156,492
Louisville Gas & Electric Co.
4.25%, 04/01/49	426	355,297
4.38%, 10/01/45	255	219,703
4.65%, 11/15/43(b)	237	211,791
5.13%, 11/15/40(b)	145	141,990
Massachusetts Electric Co.
4.00%, 08/15/46(a)(b)	390	311,878
5.87%, 02/26/54(a)	430	447,270
5.90%, 11/15/39(a)	784	811,971
MidAmerican Energy Co.
2.70%, 08/01/52	530	338,322
3.15%, 04/15/50	678	478,277
3.65%, 08/01/48	825	644,845
3.95%, 08/01/47	599	490,285
4.25%, 05/01/46	446	384,286
4.25%, 07/15/49(b)	829	713,820
4.40%, 10/15/44	390	347,567
4.80%, 09/15/43	336	317,192
5.30%, 02/01/55	615	612,619
5.75%, 11/01/35	151	161,257
5.80%, 10/15/36	330	356,275
5.85%, 09/15/54(b)	930	1,000,722
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	828	786,256
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	478	413,382
Series B, 3.10%, 07/30/51(b)	300	200,867
Monongahela Power Co., 5.40%, 12/15/43(a)	559	542,086
Narragansett Electric Co. (The)
4.17%, 12/10/42(a)	242	200,515
5.64%, 03/15/40(a)(b)	263	265,788
National Grid USA, 5.80%, 04/01/35	177	182,874
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	$509	$437,135
4.40%, 11/01/48(b)	223	193,219
Nevada Power Co.
5.38%, 09/15/40	245	243,749
5.45%, 05/15/41(b)	240	242,547
5.90%, 05/01/53	392	415,344
6.00%, 03/15/54	460	491,245
Series EE, 3.13%, 08/01/50	314	211,293
Series N, 6.65%, 04/01/36	354	395,675
Series R, 6.75%, 07/01/37	395	453,482
New England Power Co.
2.81%, 10/06/50(a)	435	277,005
3.80%, 12/05/47(a)	496	384,421
5.94%, 11/25/52(a)	210	221,619
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	168,628
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	509	336,367
5.25%, 02/28/53(b)	995	970,085
5.55%, 03/15/54	568	572,459
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	479	314,975
4.12%, 11/28/42(a)(b)	345	286,803
5.66%, 01/17/54(a)	755	760,238
5.78%, 09/16/52(a)(b)	555	568,223
Northern States Power Co./MN
2.60%, 06/01/51	700	441,118
2.90%, 03/01/50(b)	529	356,928
3.20%, 04/01/52	416	294,631
3.40%, 08/15/42	508	402,114
3.60%, 05/15/46	537	418,462
3.60%, 09/15/47	537	415,001
4.00%, 08/15/45	275	227,841
4.13%, 05/15/44	233	198,574
4.50%, 06/01/52	460	406,398
4.85%, 08/15/40	265	250,369
5.10%, 05/15/53(b)	748	724,526
5.25%, 07/15/35(b)	224	228,500
5.35%, 11/01/39	298	305,871
5.40%, 03/15/54	620	631,556
6.20%, 07/01/37	400	446,702
6.25%, 06/01/36	391	435,225
Northern States Power Co./WI, 5.65%, 06/15/54	360	376,359
NorthWestern Corp., 4.18%, 11/15/44	233	196,381
NSTAR Electric Co.
3.10%, 06/01/51	417	288,943
4.40%, 03/01/44(b)	261	230,818
4.55%, 06/01/52	440	392,778
4.95%, 09/15/52	437	415,773
5.50%, 03/15/40	302	310,462
Oglethorpe Power Corp.
3.75%, 08/01/50(b)	375	280,746
4.20%, 12/01/42	189	152,139
4.25%, 04/01/46(b)	270	216,175
4.50%, 04/01/47	480	408,536
4.55%, 06/01/44	215	183,478
5.05%, 10/01/48	507	465,876
5.25%, 09/01/50	300	282,705
5.38%, 11/01/40	440	427,502
5.80%, 06/01/54(a)	465	474,162
Security	Par (000)	Value
Electric (continued)
5.95%, 11/01/39	$378	$391,391
6.20%, 12/01/53	370	394,750
Ohio Edison Co.
6.88%, 07/15/36(b)	255	295,566
8.25%, 10/15/38	245	314,960
Ohio Power Co.
4.00%, 06/01/49	437	344,627
4.15%, 04/01/48	330	268,399
Series F, 5.85%, 10/01/35	220	230,156
Series R, 2.90%, 10/01/51	695	441,293
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	285	226,067
3.90%, 05/01/43(b)	210	169,509
4.00%, 12/15/44	195	160,436
4.15%, 04/01/47(b)	246	203,852
4.55%, 03/15/44	241	212,549
5.25%, 05/15/41(b)	190	187,193
5.60%, 04/01/53	740	750,911
5.85%, 06/01/40(b)	240	250,682
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51(b)	527	330,189
3.10%, 09/15/49	698	482,310
3.70%, 05/15/50	291	224,129
3.75%, 04/01/45(b)	444	354,860
3.80%, 09/30/47	263	211,597
3.80%, 06/01/49	545	433,037
4.10%, 11/15/48	479	397,070
4.55%, 12/01/41	410	374,999
4.60%, 06/01/52	456	404,495
4.95%, 09/15/52	811	769,053
5.25%, 09/30/40	490	489,195
5.30%, 06/01/42(b)	360	360,520
5.35%, 10/01/52	335	331,834
5.55%, 06/15/54(a)	680	697,888
7.50%, 09/01/38	298	369,992
Pacific Gas and Electric Co.
3.30%, 08/01/40	871	650,186
3.50%, 08/01/50	1,640	1,132,124
3.75%, 08/15/42	368	280,452
3.95%, 12/01/47	789	594,100
4.00%, 12/01/46	626	473,076
4.20%, 06/01/41	455	369,649
4.25%, 03/15/46	430	338,463
4.30%, 03/15/45	585	467,380
4.45%, 04/15/42	401	333,374
4.50%, 07/01/40	1,841	1,594,280
4.50%, 12/15/41	261	217,220
4.60%, 06/15/43	335	284,202
4.75%, 02/15/44(b)	604	518,768
4.95%, 07/01/50(b)	2,743	2,390,067
5.25%, 03/01/52	616	554,438
6.70%, 04/01/53	756	827,103
6.75%, 01/15/53	1,475	1,613,066
PacifiCorp
2.90%, 06/15/52	987	618,383
3.30%, 03/15/51	598	408,605
4.10%, 02/01/42	295	241,465
4.13%, 01/15/49(b)	535	431,402
4.15%, 02/15/50	572	457,291
5.25%, 06/15/35	285	288,191
5.35%, 12/01/53	1,015	974,167

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.50%, 05/15/54	$1,120	$1,104,783
5.75%, 04/01/37	505	523,623
5.80%, 01/15/55	1,359	1,382,291
6.00%, 01/15/39	604	638,854
6.10%, 08/01/36	355	380,424
6.25%, 10/15/37	558	602,842
6.35%, 07/15/38	295	320,903
PECO Energy Co.
2.80%, 06/15/50	367	239,284
2.85%, 09/15/51	465	303,227
3.00%, 09/15/49	385	263,846
3.05%, 03/15/51	340	231,881
3.70%, 09/15/47	368	291,605
3.90%, 03/01/48	414	337,513
4.15%, 10/01/44	289	249,220
4.38%, 08/15/52	422	365,847
4.60%, 05/15/52(b)	375	334,454
4.80%, 10/15/43	275	258,348
5.95%, 10/01/36(b)	281	305,466
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	1,085	818,440
4.38%, 02/05/50(a)	590	476,995
4.88%, 07/17/49(a)	678	582,265
5.25%, 10/24/42(a)(b)	1,025	963,326
5.25%, 05/15/47(a)	570	523,953
6.15%, 05/21/48(a)	940	962,213
6.25%, 01/25/49(a)	570	591,165
Potomac Electric Power Co.
4.15%, 03/15/43	576	497,857
5.50%, 03/15/54	310	317,140
6.50%, 11/15/37	450	514,855
7.90%, 12/15/38(b)	230	298,163
PPL Electric Utilities Corp.
3.00%, 10/01/49(b)	385	269,761
3.95%, 06/01/47	500	415,067
4.13%, 06/15/44(b)	292	251,773
4.15%, 10/01/45	306	263,532
4.15%, 06/15/48	422	360,317
4.75%, 07/15/43	345	323,188
5.20%, 07/15/41(b)	250	248,656
5.25%, 05/15/53(b)	698	700,458
6.25%, 05/15/39	305	343,619
Progress Energy Inc., 6.00%, 12/01/39	585	617,214
Public Service Co. of Colorado
3.55%, 06/15/46	237	174,418
3.60%, 09/15/42	508	400,205
3.80%, 06/15/47	418	324,196
3.95%, 03/15/43	234	188,193
4.05%, 09/15/49	398	317,110
4.10%, 06/15/48	457	368,277
4.30%, 03/15/44	300	256,308
4.50%, 06/01/52	436	373,636
4.75%, 08/15/41	219	203,970
5.25%, 04/01/53	846	818,147
5.75%, 05/15/54	770	802,507
6.50%, 08/01/38	285	321,527
Series 17, 6.25%, 09/01/37(b)	350	384,337
Series 34, 3.20%, 03/01/50	500	348,242
Series 36, 2.70%, 01/15/51	360	226,324
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire
3.60%, 07/01/49	$377	$291,436
5.15%, 01/15/53	282	276,769
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	184	201,990
Series K, 3.15%, 08/15/51	432	292,927
Public Service Electric & Gas Co.
2.05%, 08/01/50	368	210,126
2.70%, 05/01/50	489	320,963
3.00%, 03/01/51	427	294,349
3.15%, 01/01/50	313	224,644
3.20%, 08/01/49	415	301,986
3.60%, 12/01/47	322	251,853
3.65%, 09/01/42	335	274,776
3.80%, 01/01/43(b)	365	303,549
3.80%, 03/01/46	546	444,525
3.85%, 05/01/49	366	298,103
3.95%, 05/01/42	436	371,355
4.05%, 05/01/48	320	269,769
4.15%, 11/01/45	259	217,585
5.13%, 03/15/53	535	528,656
5.30%, 08/01/54(b)	350	356,742
5.38%, 11/01/39	275	280,815
5.45%, 08/01/53	393	406,017
5.45%, 03/01/54(b)	500	519,877
5.50%, 03/01/40	225	232,902
5.70%, 12/01/36(b)	269	285,872
5.80%, 05/01/37	337	364,808
Series I, 4.00%, 06/01/44	210	174,062
Series K, 4.05%, 05/01/45	84	69,712
Public Service Electric and Gas Co., Series D, 5.25%, 07/01/35	35	35,206
Puget Sound Energy Inc.
2.89%, 09/15/51	375	243,641
3.25%, 09/15/49	444	305,895
4.22%, 06/15/48	659	547,275
4.30%, 05/20/45	426	363,383
4.43%, 11/15/41	126	110,671
5.45%, 06/01/53	376	379,697
5.48%, 06/01/35(b)	259	263,636
5.64%, 04/15/41	265	271,654
5.69%, 06/15/54	400	416,252
5.76%, 10/01/39(b)	395	420,601
5.76%, 07/15/40(b)	255	259,263
5.80%, 03/15/40	299	308,471
6.27%, 03/15/37	230	252,681
6.72%, 06/15/36	130	145,910
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	695	717,824
RWE Finance U.S. LLC, 6.25%, 04/16/54(a)(b)	735	756,989
San Diego Gas & Electric Co.
3.70%, 03/15/52	518	395,283
3.95%, 11/15/41	286	237,426
4.15%, 05/15/48	430	360,244
4.30%, 04/01/42	267	236,627
4.50%, 08/15/40(b)	437	408,072
5.35%, 05/15/35(b)	249	256,294
5.35%, 05/15/40(b)	220	220,506
5.35%, 04/01/53	759	758,020
5.55%, 04/15/54	485	498,316
6.00%, 06/01/39	263	290,464
Series FFF, 6.13%, 09/15/37	240	254,798
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series RRR, 3.75%, 06/01/47	$346	$272,376
Series TTT, 4.10%, 06/15/49	391	320,706
Series UUU, 3.32%, 04/15/50	494	356,168
Series WWW, 2.95%, 08/15/51	682	466,705
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	505	494,291
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	822	833,824
Sempra
3.80%, 02/01/38	1,003	854,277
4.00%, 02/01/48	803	636,990
6.00%, 10/15/39	682	715,446
Sierra Pacific Power Co.
5.90%, 03/15/54	462	489,896
Series P, 6.75%, 07/01/37(b)	210	235,277
Solar Star Funding LLC, 5.38%, 06/30/35(a)(b)	238	239,138
Southern California Edison Co.
3.45%, 02/01/52	635	457,903
3.65%, 02/01/50	1,179	891,313
3.90%, 12/01/41(b)	255	207,687
4.00%, 04/01/47	1,739	1,407,871
4.05%, 03/15/42	365	305,694
4.50%, 09/01/40	442	398,241
4.65%, 10/01/43	746	675,922
5.50%, 03/15/40	451	459,547
5.63%, 02/01/36	349	364,312
5.70%, 03/01/53	410	419,903
5.75%, 04/15/54	355	368,766
5.88%, 12/01/53	646	677,418
6.05%, 03/15/39	446	479,049
Series 04-G, 5.75%, 04/01/35	360	380,327
Series 05-B, 5.55%, 01/15/36(b)	250	259,057
Series 05-E, 5.35%, 07/15/35	318	327,016
Series 06-E, 5.55%, 01/15/37	368	385,339
Series 08-A, 5.95%, 02/01/38(b)	562	599,343
Series 13-A, 3.90%, 03/15/43	372	304,117
Series 20A, 2.95%, 02/01/51	730	483,926
Series B, 4.88%, 03/01/49	626	576,740
Series C, 3.60%, 02/01/45	378	290,683
Series C, 4.13%, 03/01/48	1,178	972,871
Series E, 5.45%, 06/01/52	345	342,699
Series H, 3.65%, 06/01/51	614	458,219
Southern Co. (The)
4.25%, 07/01/36	472	434,908
4.40%, 07/01/46(b)	1,889	1,646,344
Southern Power Co.
5.15%, 09/15/41	495	480,755
5.25%, 07/15/43	270	262,026
Series F, 4.95%, 12/15/46	368	334,853
Southwestern Electric Power Co.
3.25%, 11/01/51	760	505,447
6.20%, 03/15/40	329	352,485
Series J, 3.90%, 04/01/45	403	313,813
Series L, 3.85%, 02/01/48	360	271,923
Southwestern Public Service Co.
3.40%, 08/15/46	332	236,444
3.70%, 08/15/47	342	257,289
3.75%, 06/15/49	346	262,543
4.50%, 08/15/41	406	358,537
6.00%, 10/01/36	256	268,755
6.00%, 06/01/54	540	574,477
Security	Par (000)	Value
Electric (continued)
Series 6, 4.40%, 11/15/48	$332	$275,705
Series 8, 3.15%, 05/01/50(b)	578	390,291
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	565	534,050
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	465	444,261
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(a)(b)	605	614,681
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	340	305,413
Tampa Electric Co.
3.45%, 03/15/51	400	291,185
3.63%, 06/15/50	255	192,395
4.10%, 06/15/42	331	283,566
4.20%, 05/15/45(b)	128	104,638
4.30%, 06/15/48	340	288,827
4.35%, 05/15/44	199	171,854
4.45%, 06/15/49	316	277,814
5.00%, 07/15/52	280	264,989
6.15%, 05/15/37	315	341,269
6.55%, 05/15/36	245	271,634
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)	420	396,270
Toledo Edison Co. (The), 6.15%, 05/15/37(b)	285	312,772
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44	206	165,731
6.00%, 06/15/40(a)(b)	482	469,615
Tucson Electric Power Co.
3.25%, 05/01/51(b)	256	176,832
4.00%, 06/15/50	386	304,940
4.85%, 12/01/48(b)	269	244,507
5.50%, 04/15/53(b)	320	318,781
Union Electric Co.
2.63%, 03/15/51	651	405,811
3.25%, 10/01/49	315	224,087
3.65%, 04/15/45	431	336,445
3.90%, 09/15/42	454	381,227
3.90%, 04/01/52	510	409,040
4.00%, 04/01/48	426	350,820
5.25%, 01/15/54	310	304,743
5.30%, 08/01/37	307	317,322
5.45%, 03/15/53(b)	489	492,930
8.45%, 03/15/39	302	398,950
Virginia Electric & Power Co.
2.45%, 12/15/50	951	567,988
2.95%, 11/15/51	963	635,865
3.30%, 12/01/49	632	448,615
4.00%, 01/15/43	446	374,312
4.45%, 02/15/44	593	527,263
4.60%, 12/01/48	547	484,197
5.35%, 01/15/54	540	536,140
5.45%, 04/01/53	722	721,679
5.55%, 08/15/54	140	142,249
5.70%, 08/15/53	605	626,405
6.35%, 11/30/37	442	487,032
8.88%, 11/15/38	622	849,923
Series A, 6.00%, 05/15/37	743	802,401
Series B, 3.80%, 09/15/47	571	444,625
Series B, 4.20%, 05/15/45	312	263,892
Series B, 6.00%, 01/15/36	488	526,479

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 4.00%, 11/15/46	$607	$494,540
Series C, 4.63%, 05/15/52	608	537,566
Series D, 4.65%, 08/15/43	545	496,289
Wisconsin Electric Power Co.
3.65%, 12/15/42	246	194,629
4.25%, 06/01/44	101	86,019
4.30%, 12/15/45(b)	181	155,049
4.30%, 10/15/48(b)	412	355,562
5.70%, 12/01/36(b)	275	299,496
Wisconsin Power and Light Co.
3.65%, 04/01/50	367	275,916
4.10%, 10/15/44	195	159,699
6.38%, 08/15/37(b)	305	335,066
7.60%, 10/01/38(b)	175	213,533
Wisconsin Public Service Corp.
2.85%, 12/01/51	670	434,531
3.30%, 09/01/49	219	159,056
3.67%, 12/01/42	163	132,930
4.75%, 11/01/44(b)	420	392,996
Xcel Energy Inc.
3.50%, 12/01/49	516	369,163
4.80%, 09/15/41	228	205,405
6.50%, 07/01/36	330	360,614
		324,432,959
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50	496	333,394
2.80%, 12/21/51	980	650,336
5.25%, 11/15/39	330	344,996
6.13%, 04/15/39	225	250,374
		1,579,100
Electronics — 0.2%
Fortive Corp., 4.30%, 06/15/46	499	428,691
Honeywell International Inc.
2.80%, 06/01/50	829	572,721
3.81%, 11/21/47(b)	547	448,917
5.00%, 03/01/35	940	964,344
5.25%, 03/01/54	1,505	1,527,440
5.35%, 03/01/64	589	602,479
5.38%, 03/01/41	358	369,539
5.70%, 03/15/36	368	399,879
5.70%, 03/15/37	561	607,506
Tyco Electronics Group SA, 7.13%, 10/01/37	433	520,014
		6,441,530
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)(b)	378	317,217
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(a)(b)	645	508,895
5.13%, 08/11/61(a)	1,212	945,611
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	240	196,550
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	226,907
Mexico City Airport Trust
5.50%, 10/31/46(a)	758	649,229
5.50%, 07/31/47(a)	1,726	1,478,279
		4,005,471
Security	Par (000)	Value
Entertainment — 0.4%
Warnermedia Holdings Inc.
5.05%, 03/15/42	$4,120	$3,301,499
5.14%, 03/15/52	6,308	4,797,856
5.39%, 03/15/62	2,799	2,101,941
		10,201,296
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(b)	242	210,408
Republic Services Inc.
3.05%, 03/01/50	463	325,760
5.70%, 05/15/41	363	379,292
6.20%, 03/01/40	382	422,152
Waste Connections Inc.
2.95%, 01/15/52	794	536,309
3.05%, 04/01/50	527	370,093
Waste Management Inc.
2.50%, 11/15/50	536	340,910
2.95%, 06/01/41	369	278,782
3.90%, 03/01/35	366	339,159
4.10%, 03/01/45	610	527,148
4.15%, 07/15/49(b)	673	585,931
		4,315,944
Food — 2.0%
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)	620	494,943
5.38%, 01/09/36(a)	665	675,143
Campbell Soup Co.
3.13%, 04/24/50	733	500,215
4.80%, 03/15/48	632	574,681
Cencosud SA, 6.63%, 02/12/45(a)	200	212,494
Conagra Brands Inc.
5.30%, 11/01/38	1,013	997,345
5.40%, 11/01/48	1,040	1,002,651
General Mills Inc.
3.00%, 02/01/51(b)	681	456,137
4.15%, 02/15/43(b)	325	282,255
4.55%, 04/17/38(b)	199	185,904
4.70%, 04/17/48	492	449,606
5.40%, 06/15/40	481	485,090
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	545	444,137
4.70%, 11/10/47(a)	609	542,424
4.88%, 06/27/44(a)	295	276,187
Hershey Co. (The)
2.65%, 06/01/50	428	277,369
3.13%, 11/15/49	554	399,858
3.38%, 08/15/46	274	210,627
Hormel Foods Corp., 3.05%, 06/03/51	649	455,076
Ingredion Inc.
3.90%, 06/01/50(b)	345	269,357
6.63%, 04/15/37	169	188,378
J.M. Smucker Co. (The)
2.75%, 09/15/41	161	110,939
3.55%, 03/15/50	269	194,995
4.25%, 03/15/35	654	614,762
4.38%, 03/15/45	527	460,165
6.50%, 11/15/43	669	732,635
6.50%, 11/15/53(b)	1,020	1,139,931
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	$1,090	$856,134
6.50%, 12/01/52	1,550	1,632,834
7.25%, 11/15/53(a)	925	1,061,844
Kellanova
4.50%, 04/01/46(b)	700	619,752
5.75%, 05/16/54	370	392,958
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	475	488,427
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,640	2,255,503
4.63%, 10/01/39	370	343,799
4.88%, 10/01/49	1,569	1,432,503
5.00%, 07/15/35	556	563,921
5.00%, 06/04/42	1,360	1,283,195
5.20%, 07/15/45	1,596	1,531,762
5.50%, 06/01/50	725	723,328
6.50%, 02/09/40	478	530,425
6.88%, 01/26/39	770	889,843
7.13%, 08/01/39(a)	988	1,161,939
Kroger Co. (The)
3.88%, 10/15/46	446	350,646
3.95%, 01/15/50	928	731,838
4.45%, 02/01/47	1,149	984,208
4.65%, 01/15/48	485	427,913
5.00%, 04/15/42(b)	277	262,097
5.15%, 08/01/43	379	361,718
5.40%, 07/15/40	255	252,105
5.40%, 01/15/49(b)	666	651,634
5.50%, 09/15/54	1,115	1,092,920
5.65%, 09/15/64	1,195	1,167,485
6.90%, 04/15/38	410	472,584
Mars Inc.
2.38%, 07/16/40(a)	825	574,252
2.45%, 07/16/50(a)	377	227,233
3.88%, 04/01/39(a)	539	475,049
3.95%, 04/01/44(a)	297	248,894
3.95%, 04/01/49(a)(b)	818	668,338
4.13%, 04/01/54(a)	572	471,020
4.20%, 04/01/59(a)	806	662,070
McCormick & Co. Inc./MD, 4.20%, 08/15/47	244	215,879
Mondelez International Inc., 2.63%, 09/04/50	1,270	805,306
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	725	734,915
Nestle Holdings Inc.
2.50%, 09/14/41(a)(b)	445	320,190
2.63%, 09/14/51(a)	662	430,203
3.90%, 09/24/38(a)	1,097	999,774
4.00%, 09/24/48(a)	2,017	1,718,393
4.70%, 01/15/53(a)(b)	1,160	1,101,503
Sysco Corp.
3.15%, 12/14/51	816	556,272
3.30%, 02/15/50	514	369,429
4.45%, 03/15/48	483	416,149
4.50%, 04/01/46	561	490,353
4.85%, 10/01/45	515	471,692
5.38%, 09/21/35	335	346,575
6.60%, 04/01/40	225	251,432
6.60%, 04/01/50	1,134	1,303,364
Tesco PLC, 6.15%, 11/15/37(a)	325	338,272
Tyson Foods Inc.
4.55%, 06/02/47	705	602,391
Security	Par (000)	Value
Food (continued)
5.10%, 09/28/48	$1,468	$1,359,109
5.15%, 08/15/44	502	469,358
		51,784,034
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(a)	447	398,226
5.50%, 11/02/47	320	296,469
5.50%, 04/30/49(a)(b)	380	356,583
International Paper Co.
4.35%, 08/15/48	726	618,140
4.40%, 08/15/47	649	555,873
4.80%, 06/15/44	810	739,427
5.00%, 09/15/35(b)	456	456,998
5.15%, 05/15/46	410	390,143
6.00%, 11/15/41(b)	538	575,254
7.30%, 11/15/39	389	465,567
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,153	1,247,701
		6,100,381
Gas — 1.0%
APA Infrastructure Ltd., 5.00%, 03/23/35(a)(b)	257	247,683
Atmos Energy Corp.
2.85%, 02/15/52	552	359,752
3.38%, 09/15/49	545	399,839
4.13%, 10/15/44	751	647,848
4.13%, 03/15/49(b)	411	341,940
4.15%, 01/15/43	514	448,095
4.30%, 10/01/48	566	485,785
5.50%, 06/15/41	420	433,278
5.75%, 10/15/52	452	480,457
6.20%, 11/15/53(b)	469	529,480
Boston Gas Co.
4.49%, 02/15/42(a)	440	374,137
6.12%, 07/20/53(a)	375	384,742
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	670	530,737
4.49%, 03/04/49(a)	492	398,030
4.50%, 03/10/46(a)(b)	387	321,316
6.42%, 07/18/54(a)	485	502,533
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	338	274,589
5.85%, 01/15/41	311	322,741
6.63%, 11/01/37(b)	205	228,839
Centrica PLC, 5.38%, 10/16/43(a)	394	355,501
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	852	548,698
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	394	277,305
5.82%, 04/01/41(a)	520	520,410
Korea Gas Corp., 6.25%, 01/20/42(a)	630	731,908
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)	360	404,454
NiSource Inc.
3.95%, 03/30/48	665	527,056
4.38%, 05/15/47	922	786,249
4.80%, 02/15/44	710	648,287
5.00%, 06/15/52(b)	464	434,267
5.25%, 02/15/43	527	510,405
5.65%, 02/01/45	508	512,186
5.80%, 02/01/42	274	279,177
5.95%, 06/15/41	327	340,815

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
ONE Gas Inc.
4.50%, 11/01/48	$437	$381,948
4.66%, 02/01/44	551	500,549
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50(b)	372	262,443
3.64%, 11/01/46	260	196,219
4.65%, 08/01/43	349	318,802
5.05%, 05/15/52	377	349,913
5.10%, 02/15/35	275	274,543
Southern California Gas Co.
3.75%, 09/15/42	405	327,425
4.45%, 03/15/44(b)	180	159,309
5.13%, 11/15/40	351	347,347
5.60%, 04/01/54	545	563,721
5.75%, 06/01/53	459	476,946
6.35%, 11/15/52(b)	573	644,863
Series KK, 5.75%, 11/15/35(b)	305	319,310
Series UU, 4.13%, 06/01/48	349	288,289
Series VV, 4.30%, 01/15/49	529	446,874
Series WW, 3.95%, 02/15/50	330	262,508
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	561	448,418
4.40%, 06/01/43	534	463,919
4.40%, 05/30/47	435	368,196
5.88%, 03/15/41	536	561,155
6.00%, 10/01/34(b)	150	159,318
Series 21A, 3.15%, 09/30/51	490	324,508
Southwest Gas Corp.
3.18%, 08/15/51	303	195,605
3.80%, 09/29/46(b)	165	127,292
4.15%, 06/01/49	307	243,673
Spire Inc., 4.70%, 08/15/44	255	219,127
Spire Missouri Inc., 3.30%, 06/01/51	305	217,746
Washington Gas Light Co.
3.65%, 09/15/49	350	268,476
Series K, 3.80%, 09/15/46	371	292,598
		24,599,579
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	568	402,073
4.10%, 03/01/48(b)	218	185,849
Stanley Black & Decker Inc.
2.75%, 11/15/50	779	473,320
4.85%, 11/15/48	352	317,059
5.20%, 09/01/40	345	338,521
		1,716,822
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,579	1,598,141
4.75%, 04/15/43(b)	496	488,055
4.90%, 11/30/46	3,181	3,148,983
5.30%, 05/27/40	760	802,163
6.00%, 04/01/39(b)	472	534,569
6.15%, 11/30/37	517	586,696
Alcon Finance Corp.
3.80%, 09/23/49(a)	571	451,381
5.75%, 12/06/52(a)	660	695,108
Baxter International Inc.
3.13%, 12/01/51	968	646,962
3.50%, 08/15/46(b)	385	282,681
Security	Par (000)	Value
Health Care - Products (continued)
4.50%, 06/15/43	$320	$266,081
6.25%, 12/01/37	275	293,376
Boston Scientific Corp.
4.55%, 03/01/39	409	393,418
4.70%, 03/01/49(b)	721	676,176
6.50%, 11/15/35	364	415,484
7.38%, 01/15/40	325	397,789
Covidien International Finance SA, 6.55%, 10/15/37	195	221,312
Danaher Corp.
2.60%, 10/01/50(b)	1,045	672,540
2.80%, 12/10/51(b)	919	612,238
4.38%, 09/15/45	367	334,767
DH Europe Finance II SARL
3.25%, 11/15/39(b)	800	662,178
3.40%, 11/15/49	934	708,107
GE HealthCare Technologies Inc., 6.38%, 11/22/52	1,008	1,148,801
Koninklijke Philips NV
5.00%, 03/15/42	524	490,874
6.88%, 03/11/38	639	726,934
Medtronic Inc.
4.00%, 04/01/43	145	126,316
4.38%, 03/15/35	1,901	1,861,803
4.63%, 03/15/45(b)	1,990	1,871,159
Revvity Inc., 3.63%, 03/15/51	329	239,689
Solventum Corp.
5.90%, 04/30/54(a)(b)	1,310	1,325,445
6.00%, 05/15/64(a)	620	621,176
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	828	622,405
Stryker Corp.
2.90%, 06/15/50	495	340,141
4.10%, 04/01/43	342	295,249
4.38%, 05/15/44	398	354,692
4.63%, 03/15/46	997	916,408
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	1,162	862,954
4.10%, 08/15/47	823	710,991
5.30%, 02/01/44	433	437,318
5.40%, 08/10/43(b)	579	602,474
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35(b)	199	182,247
4.45%, 08/15/45	514	450,821
5.75%, 11/30/39(b)	437	456,369
		29,532,471
Health Care - Services — 4.4%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	217	146,509
Adventist Health System/West, 3.63%, 03/01/49(b)	265	196,328
Advocate Health & Hospitals Corp.
3.39%, 10/15/49(b)	248	190,811
4.27%, 08/15/48	228	204,152
Series 2020, 3.01%, 06/15/50	145	103,411
Aetna Inc.
3.88%, 08/15/47	1,024	776,266
4.13%, 11/15/42	469	382,906
4.50%, 05/15/42(b)	474	411,913
4.75%, 03/15/44	407	357,751
6.63%, 06/15/36	757	840,289
6.75%, 12/15/37	502	559,008
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
AHS Hospital Corp.
5.02%, 07/01/45	$451	$449,572
Series 2021, 2.78%, 07/01/51	154	102,924
Allina Health System
2.90%, 11/15/51(b)	287	195,731
4.81%, 11/15/45(b)	224	211,030
Series 2019, 3.89%, 04/15/49(b)	216	177,919
Ascension Health
3.95%, 11/15/46(b)	974	832,686
4.85%, 11/15/53	465	456,389
Series B, 3.11%, 11/15/39(b)	544	442,620
Banner Health
2.91%, 01/01/42	200	150,388
2.91%, 01/01/51	260	181,057
Series 2020, 3.18%, 01/01/50(b)	388	285,557
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	172,622
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	10	6,274
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	178,956
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	276	231,341
Baylor Scott & White Holdings
3.97%, 11/15/46	305	263,494
4.19%, 11/15/45(b)	463	415,617
Series 2021, 2.84%, 11/15/50	1,015	701,169
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	195	129,825
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	210	150,081
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	192	138,979
Children's Health System of Texas, 2.51%, 08/15/50	322	205,010
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	197	172,613
Series 2020, 2.59%, 02/01/50	266	176,570
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	221	199,941
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	195	131,744
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	79	53,652
City of Hope
Series 2013, 5.62%, 11/15/43	362	363,447
Series 2018, 4.38%, 08/15/48	320	271,850
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	345	322,267
CommonSpirit Health
3.82%, 10/01/49	518	415,013
3.91%, 10/01/50	497	394,790
4.19%, 10/01/49	837	700,868
4.35%, 11/01/42(b)	704	620,698
5.55%, 12/01/54	300	306,102
6.46%, 11/01/52(b)	215	247,626
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(b)	139	95,757
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	226	176,887
Security	Par (000)	Value
Health Care - Services (continued)
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	$314	$237,757
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	244	197,703
Dignity Health
4.50%, 11/01/42(b)	231	208,114
5.27%, 11/01/64	160	152,886
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47(b)	519	439,851
Elevance Health Inc.
3.13%, 05/15/50	1,028	714,429
3.60%, 03/15/51	1,274	952,384
3.70%, 09/15/49	781	600,561
4.38%, 12/01/47	1,497	1,292,880
4.55%, 03/01/48	836	736,650
4.55%, 05/15/52	686	597,542
4.63%, 05/15/42	791	725,898
4.65%, 01/15/43	920	841,919
4.65%, 08/15/44	652	591,799
4.85%, 08/15/54	309	272,223
5.10%, 01/15/44	555	534,223
5.13%, 02/15/53	1,082	1,030,672
5.65%, 06/15/54	930	955,003
5.85%, 01/15/36	358	382,864
5.95%, 12/15/34	348	374,233
6.10%, 10/15/52	734	797,825
6.38%, 06/15/37	315	350,034
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49(b)	155	124,572
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	121,160
Hackensack Meridian Health Inc.
4.21%, 07/01/48	300	265,795
4.50%, 07/01/57	320	292,284
Series 2020, 2.68%, 09/01/41	555	406,487
Series 2020, 2.88%, 09/01/50(b)	414	287,043
Hartford HealthCare Corp., 3.45%, 07/01/54	80	58,952
HCA Inc.
3.50%, 07/15/51	1,468	1,029,319
4.38%, 03/15/42	525	449,112
4.63%, 03/15/52	1,968	1,665,198
5.13%, 06/15/39	911	879,804
5.25%, 06/15/49	1,976	1,834,060
5.50%, 06/15/47	1,422	1,374,983
5.90%, 06/01/53	925	938,083
5.95%, 09/15/54	870	889,354
6.00%, 04/01/54	1,440	1,485,713
6.10%, 04/01/64	695	713,923
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	729	494,201
5.88%, 06/15/54(a)(b)	865	890,777
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(b)	307	252,856
Humana Inc.
3.95%, 08/15/49	434	336,259
4.63%, 12/01/42	385	338,406
4.80%, 03/15/47	388	342,189
4.95%, 10/01/44	725	658,641
5.50%, 03/15/53	625	604,535
5.75%, 04/15/54	905	907,963
8.15%, 06/15/38	211	259,828

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	$314	$270,951
Series 2021, 2.85%, 11/01/51	195	134,590
Inova Health System Foundation, 4.07%, 05/15/52(b)	210	182,654
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	240	185,900
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	150,707
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	351	296,500
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,401	1,227,911
4.88%, 04/01/42	584	572,466
Series 2019, 3.27%, 11/01/49	938	706,966
Series 2021, 2.81%, 06/01/41	1,182	894,040
Series 2021, 3.00%, 06/01/51	1,473	1,040,361
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	894	807,781
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48(b)	142	117,151
Series 2020, 3.19%, 07/01/49	89	65,644
Series 2020, 3.34%, 07/01/60	399	286,444
Mayo Clinic
3.77%, 11/15/43	160	136,769
Series 2013, 4.00%, 11/15/47(b)	100	86,402
Series 2016, 4.13%, 11/15/52(b)	253	223,315
Series 2021, 3.20%, 11/15/61	586	411,065
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	331	292,920
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	61,984
Memorial Health Services, 3.45%, 11/01/49	314	244,285
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(b)	155	137,419
5.00%, 07/01/42	396	395,512
Series 2015, 4.20%, 07/01/55(b)	470	410,800
Series 2020, 2.96%, 01/01/50	50	35,633
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	256	173,395
Montefiore Obligated Group
4.29%, 09/01/50	135	97,561
Series 18-C, 5.25%, 11/01/48	162	138,231
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(b)	199	159,669
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48(b)	199	151,893
Series 2019, 3.74%, 07/01/49	420	295,062
Series 2020, 3.39%, 07/01/50(b)	364	229,951
MultiCare Health System, 2.80%, 08/15/50	196	122,830
MyMichigan Health, Series 2020, 3.41%, 06/01/50	210	155,734
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	222	211,672
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	185	130,936
2.61%, 08/01/60(b)	155	93,687
3.56%, 08/01/36	175	155,416
4.02%, 08/01/45	310	268,540
4.06%, 08/01/56	198	169,918
4.76%, 08/01/2116(b)	180	161,983
Series 2019, 3.95%	250	188,406
Security	Par (000)	Value
Health Care - Services (continued)
Northwell Healthcare Inc.
3.81%, 11/01/49(b)	$463	$360,798
3.98%, 11/01/46	180	146,535
4.26%, 11/01/47	744	630,734
6.15%, 11/01/43	275	295,595
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(b)	199	131,609
Novant Health Inc.
2.64%, 11/01/36(b)	241	192,396
3.17%, 11/01/51(b)	747	531,474
3.32%, 11/01/61(b)	407	281,243
4.37%, 11/01/43	245	217,252
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	35,313
NYU Langone Hospitals
5.75%, 07/01/43	80	86,118
Series 2020, 3.38%, 07/01/55	430	315,962
Ochsner Clinic Foundation, 5.90%, 05/15/45	195	198,221
OhioHealth Corp.
2.83%, 11/15/41	255	190,874
Series 2020, 3.04%, 11/15/50(b)	187	138,717
Orlando Health Obligated Group
3.33%, 10/01/50(b)	115	87,400
4.09%, 10/01/48(b)	190	166,984
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	301	276,814
Series 2020, 3.22%, 11/15/50	450	312,179
Piedmont Healthcare Inc.
2.86%, 01/01/52	416	280,387
Series 2042, 2.72%, 01/01/42	147	106,831
Presbyterian Healthcare Services, 4.88%, 08/01/52	222	218,097
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	777	477,510
Series A, 3.93%, 10/01/48	374	300,627
Series I, 3.74%, 10/01/47	345	272,264
Queen's Health Systems (The), 4.81%, 07/01/52	155	149,514
Quest Diagnostics Inc., 4.70%, 03/30/45	298	275,010
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	200	145,249
Roche Holdings Inc.
2.61%, 12/13/51(a)(b)	2,006	1,302,022
4.00%, 11/28/44(a)	728	636,581
5.22%, 03/08/54(a)(b)	1,080	1,119,877
7.00%, 03/01/39(a)(b)	885	1,087,792
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(b)	465	310,000
Sentara Healthcare, 2.93%, 11/01/51	195	134,263
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(b)	201	133,301
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45	225	217,181
Stanford Health Care
3.03%, 08/15/51	167	119,380
Series 2018, 3.80%, 11/15/48	404	340,819
Summa Health, 3.51%, 11/15/51	208	160,227
Sutter Health
5.55%, 08/15/53	10	10,673
Series 2018, 4.09%, 08/15/48	198	170,374
Series 20A, 3.16%, 08/15/40	145	115,112
Series 20A, 3.36%, 08/15/50	390	292,158
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Texas Health Resources
2.33%, 11/15/50(b)	$175	$108,231
4.33%, 11/15/55(b)	190	168,425
Toledo Hospital (The), 5.75%, 11/15/38	170	170,493
Trinity Health Corp.
4.13%, 12/01/45	213	188,836
Series 2019, 3.43%, 12/01/48	218	173,394
Series 2021, 2.63%, 12/01/40	291	214,891
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	110	108,691
UnitedHealth Group Inc.
2.75%, 05/15/40	960	717,310
2.90%, 05/15/50	1,191	810,480
3.05%, 05/15/41	1,357	1,043,292
3.13%, 05/15/60(b)	1,030	685,188
3.25%, 05/15/51	2,019	1,455,612
3.50%, 08/15/39	1,332	1,118,494
3.70%, 08/15/49	1,250	985,009
3.75%, 10/15/47	906	724,018
3.88%, 08/15/59	870	673,400
3.95%, 10/15/42	640	549,623
4.20%, 01/15/47	700	603,024
4.25%, 03/15/43	719	648,761
4.25%, 04/15/47	743	645,872
4.25%, 06/15/48	1,276	1,100,852
4.38%, 03/15/42	481	437,604
4.45%, 12/15/48	1,103	984,455
4.63%, 07/15/35	660	654,647
4.63%, 11/15/41	653	615,358
4.75%, 07/15/45	1,869	1,762,049
4.75%, 05/15/52	1,860	1,726,107
4.95%, 05/15/62	927	864,601
5.05%, 04/15/53	1,847	1,789,055
5.20%, 04/15/63	1,640	1,588,149
5.38%, 04/15/54	1,580	1,597,354
5.50%, 07/15/44	2,245	2,312,164
5.50%, 04/15/64	655	667,975
5.63%, 07/15/54	2,540	2,653,056
5.70%, 10/15/40	264	277,374
5.75%, 07/15/64	1,940	2,036,577
5.80%, 03/15/36	795	860,280
5.88%, 02/15/53	1,760	1,902,769
5.95%, 02/15/41	305	329,978
6.05%, 02/15/63	1,416	1,554,712
6.50%, 06/15/37	540	616,857
6.63%, 11/15/37	665	772,382
6.88%, 02/15/38	1,115	1,321,335
UPMC, 5.38%, 05/15/43	137	140,174
WakeMed, Series A, 3.29%, 10/01/52(b)	90	67,445
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50(b)	190	129,596
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	184	165,402
Series 2021, 3.07%, 03/01/51	333	227,158
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	90	56,669
		112,045,056
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	480	513,424
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	747	558,762
Security	Par (000)	Value
Holding Companies - Diversified (continued)
JAB Holdings BV
3.75%, 05/28/51(a)	$370	$247,946
4.50%, 04/08/52(a)	415	320,744
		1,640,876
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61(b)	197	168,388
6.00%, 01/15/43(b)	416	436,706
PulteGroup Inc., 6.00%, 02/15/35(b)	200	213,551
		818,645
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51	473	315,160
Whirlpool Corp.
4.50%, 06/01/46(b)	526	433,261
4.60%, 05/15/50(b)	661	538,747
5.15%, 03/01/43	281	250,187
		1,537,355
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	239	196,359
5.00%, 06/15/52(b)	635	614,455
Kimberly-Clark Corp.
2.88%, 02/07/50(b)	655	460,226
3.20%, 07/30/46	573	428,525
3.70%, 06/01/43	305	246,281
3.90%, 05/04/47	322	268,173
5.30%, 03/01/41	415	427,041
6.63%, 08/01/37	638	751,276
SC Johnson & Son Inc.
4.00%, 05/15/43(a)	415	343,085
4.35%, 09/30/44(a)(b)	293	243,453
4.75%, 10/15/46(a)	855	770,500
4.80%, 09/01/40(a)	528	491,487
		5,240,861
Insurance — 4.9%
Aflac Inc.
4.00%, 10/15/46	306	253,547
4.75%, 01/15/49	599	557,258
6.45%, 08/15/40	259	289,022
AIA Group Ltd.
3.20%, 09/16/40(a)(b)	1,605	1,230,491
4.50%, 03/16/46(a)	550	498,507
4.88%, 03/11/44(a)	332	318,628
Alleghany Corp.
3.25%, 08/15/51	510	366,399
4.90%, 09/15/44	271	261,349
Allstate Corp. (The)
3.85%, 08/10/49(b)	541	433,007
4.20%, 12/15/46	667	567,064
4.50%, 06/15/43	435	390,326
5.55%, 05/09/35	521	547,662
5.95%, 04/01/36	375	407,623
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(d)	474	491,984
American Financial Group Inc./OH, 4.50%, 06/15/47(b)	405	357,512
American International Group Inc.
3.88%, 01/15/35	320	295,482
4.38%, 06/30/50	1,009	876,132
4.50%, 07/16/44	792	707,126

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.75%, 04/01/48	$986	$907,824
4.80%, 07/10/45	773	719,699
6.25%, 05/01/36	695	762,149
AmFam Holdings Inc., 3.83%, 03/11/51(a)	317	195,564
Aon Corp., 6.25%, 09/30/40	232	253,032
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	563	365,524
3.90%, 02/28/52	936	729,836
Aon Global Ltd.
4.25%, 12/12/42	296	248,338
4.45%, 05/24/43	95	81,276
4.60%, 06/14/44	615	546,675
4.75%, 05/15/45	628	572,699
Aon North America Inc., 5.75%, 03/01/54(b)	1,825	1,889,780
Arch Capital Finance LLC, 5.03%, 12/15/46	375	350,216
Arch Capital Group Ltd., 3.64%, 06/30/50	1,006	760,309
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	469	448,397
Arthur J Gallagher & Co.
3.05%, 03/09/52	492	318,420
3.50%, 05/20/51	800	576,723
5.75%, 03/02/53	558	566,061
5.75%, 07/15/54	447	455,808
6.75%, 02/15/54	585	674,807
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (1mo. LIBOR US + 2.2150%)(a)(b)(d)	245	222,092
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51(b)	475	339,157
Athene Holding Ltd.
3.45%, 05/15/52	595	396,913
3.95%, 05/25/51	448	333,027
6.25%, 04/01/54	965	1,001,817
Augustar Life Insurance Co., 6.88%, 06/15/42(a)	255	242,556
AXA SA, 6.38%, (1-day SOFR + 2.256%)(a)(b)(d)(e)	250	276,813
Axis Specialty Finance PLC, 5.15%, 04/01/45	134	121,173
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	716	461,296
2.85%, 10/15/50	1,620	1,112,570
3.85%, 03/15/52	2,620	2,156,333
4.20%, 08/15/48(b)	2,271	2,036,725
4.25%, 01/15/49	1,980	1,798,296
4.30%, 05/15/43	496	458,075
4.40%, 05/15/42	713	684,781
5.75%, 01/15/40	774	856,022
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	849	829,475
Brighthouse Financial Inc.
3.85%, 12/22/51	303	198,780
4.70%, 06/22/47(b)	921	728,211
Brown & Brown Inc., 4.95%, 03/17/52	520	470,112
Chubb Corp. (The)
6.00%, 05/11/37	675	743,108
Series 1, 6.50%, 05/15/38	603	697,670
Chubb INA Holdings LLC
2.85%, 12/15/51	523	356,597
3.05%, 12/15/61	814	541,012
4.15%, 03/13/43	479	420,589
4.35%, 11/03/45	1,370	1,230,057
6.70%, 05/15/36	381	442,161
Cincinnati Financial Corp., 6.13%, 11/01/34	385	411,387
Corebridge Financial Inc.
4.35%, 04/05/42	280	240,903
4.40%, 04/05/52(b)	1,308	1,086,855
Security	Par (000)	Value
Insurance (continued)
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	$682	$456,404
Equitable Holdings Inc., 5.00%, 04/20/48	970	904,882
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(b)	918	600,107
3.50%, 10/15/50	1,011	708,864
4.87%, 06/01/44	505	456,244
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(a)	445	450,097
6.35%, 03/22/54(a)	1,000	1,043,766
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. LIBOR US + 3.454%)(a)(d)	303	263,972
Farmers Insurance Exchange, 4.75%, 11/01/57, (3-mo. LIBOR US + 3.231%)(a)(d)	232	182,275
Fidelity National Financial Inc., 3.20%, 09/17/51	355	231,184
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	616	657,702
Global Atlantic Fin Co., 6.75%, 03/15/54(a)	725	741,561
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	448	397,022
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	671	550,304
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	279	199,196
4.85%, 01/24/77(a)	468	424,134
4.88%, 06/19/64(a)	405	373,092
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	560	370,837
3.60%, 08/19/49(b)	823	626,461
4.30%, 04/15/43	314	276,780
4.40%, 03/15/48	435	380,554
5.95%, 10/15/36(b)	310	333,771
6.10%, 10/01/41	368	393,268
6.63%, 03/30/40	297	335,131
Hill City Funding Trust, 4.05%, 08/15/41(a)(b)	370	295,054
Jackson Financial Inc., 4.00%, 11/23/51	422	307,945
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)	1,400	1,055,737
3.95%, 05/15/60(a)	733	518,933
4.85%, 08/01/44(a)(b)	115	103,870
5.50%, 06/15/52(a)(b)	1,143	1,103,702
6.50%, 03/15/35(a)	290	295,516
6.50%, 05/01/42(a)(b)	242	247,112
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	210	248,046
Lincoln National Corp.
4.35%, 03/01/48	401	320,021
4.38%, 06/15/50	286	226,656
6.30%, 10/09/37	291	312,956
7.00%, 06/15/40	463	527,260
Loews Corp.
4.13%, 05/15/43	515	438,768
6.00%, 02/01/35(b)	291	316,748
Manulife Financial Corp., 5.38%, 03/04/46	779	791,542
Maple Grove Funding Trust I, 4.16%, 08/15/51(a)	458	324,769
Markel Group Inc.
3.45%, 05/07/52	581	402,180
4.15%, 09/17/50	545	436,830
4.30%, 11/01/47	278	228,914
5.00%, 03/30/43(b)	240	222,137
5.00%, 04/05/46	481	437,232
5.00%, 05/20/49	558	509,334
6.00%, 05/16/54(b)	620	642,437
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.90%, 12/15/51(b)	$279	$184,836
4.20%, 03/01/48	574	491,564
4.35%, 01/30/47	504	439,557
4.75%, 03/15/39	492	477,940
4.90%, 03/15/49	1,156	1,094,472
5.45%, 03/15/53(b)	617	631,397
5.45%, 03/15/54	540	554,711
5.70%, 09/15/53	917	974,736
6.25%, 11/01/52	475	542,979
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	535	343,429
3.38%, 04/15/50(a)	709	508,748
3.73%, 10/15/70(a)	848	597,792
4.50%, 04/15/65(a)	231	187,139
4.90%, 04/01/77(a)	463	404,995
5.08%, 02/15/69, (3-mo. LIBOR US + 3.191%)(a)(d)	835	754,442
5.38%, 12/01/41(a)(b)	256	240,263
5.67%, 12/01/52(a)	541	547,032
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	610	668,562
MetLife Inc.
4.05%, 03/01/45	1,097	928,202
4.13%, 08/13/42	727	630,984
4.60%, 05/13/46	712	651,314
4.72%, 12/15/44	527	484,292
4.88%, 11/13/43	862	820,378
5.00%, 07/15/52(b)	1,040	1,001,518
5.25%, 01/15/54(b)	998	1,001,405
5.30%, 12/15/34	400	414,798
5.70%, 06/15/35	1,044	1,118,702
5.88%, 02/06/41	681	726,808
6.40%, 12/15/66	1,088	1,144,497
9.25%, 04/08/68(a)	405	476,489
10.75%, 08/01/69	413	566,677
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	267	275,785
6.80%, 06/15/36(a)	93	100,987
National Life Insurance Co., 5.25%, 07/19/68, (3-mo. LIBOR US + 3.314%)(a)(b)(d)	205	177,100
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)	1,190	933,087
5.30%, 11/18/44(a)(b)	187	179,796
6.75%, 05/15/87	230	233,450
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,325	1,050,161
4.95%, 04/22/44(a)(b)	434	385,282
9.38%, 08/15/39(a)	572	761,118
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,282	995,601
4.45%, 05/15/69(a)	885	749,436
6.75%, 11/15/39(a)	979	1,134,001
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	757	543,605
3.63%, 09/30/59(a)(b)	1,158	838,431
3.85%, 09/30/47(a)	1,209	958,389
6.06%, 03/30/40(a)(b)	1,206	1,299,106
Old Republic International Corp., 3.85%, 06/11/51	637	465,497
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	241	175,768
Security	Par (000)	Value
Insurance (continued)
Pacific Life Insurance Co.
4.30%, 10/24/67, (3-mo. LIBOR US + 2.796%)(a)(b)(d)	$735	$595,410
9.25%, 06/15/39(a)	295	404,482
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	839	596,792
5.13%, 01/30/43(a)	419	401,989
5.40%, 09/15/52(a)(b)	735	733,429
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	335	227,482
Pine Street Trust II, 5.57%, 02/15/49(a)	558	538,718
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	260	275,190
Principal Financial Group Inc.
4.30%, 11/15/46(b)	315	272,024
4.35%, 05/15/43	301	267,002
4.63%, 09/15/42	306	282,749
5.50%, 03/15/53(b)	342	343,900
6.05%, 10/15/36	496	539,154
Progressive Corp. (The)
3.70%, 01/26/45	414	338,006
3.70%, 03/15/52	530	416,113
3.95%, 03/26/50	518	426,960
4.13%, 04/15/47	768	659,669
4.20%, 03/15/48	575	498,273
4.35%, 04/25/44	424	381,256
Prudential Financial Inc.
3.00%, 03/10/40	402	311,123
3.70%, 03/13/51	1,515	1,163,886
3.91%, 12/07/47	915	736,914
3.94%, 12/07/49(b)	1,101	886,227
4.35%, 02/25/50	935	810,191
4.42%, 03/27/48(b)	375	325,701
4.60%, 05/15/44	718	658,285
5.70%, 12/14/36	752	802,492
6.63%, 12/01/37	363	419,834
6.63%, 06/21/40	334	379,031
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	210	186,880
Selective Insurance Group Inc., 5.38%, 03/01/49(b)	217	210,190
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	30	26,370
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	1,091	776,388
4.27%, 05/15/47(a)(b)	2,002	1,696,604
4.90%, 09/15/44(a)	1,471	1,376,963
6.85%, 12/16/39(a)	970	1,136,501
Transatlantic Holdings Inc., 8.00%, 11/30/39	312	403,249
Travelers Companies Inc. (The)
2.55%, 04/27/50	565	361,205
3.05%, 06/08/51	695	489,661
3.75%, 05/15/46	497	401,968
4.00%, 05/30/47	632	531,914
4.05%, 03/07/48	480	408,982
4.10%, 03/04/49(b)	499	426,539
4.30%, 08/25/45	396	350,548
4.60%, 08/01/43	455	425,890
5.35%, 11/01/40	789	808,424
5.45%, 05/25/53	775	810,434
6.25%, 06/15/37	795	894,341
6.75%, 06/20/36(b)	377	439,777

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Trinity Acquisition PLC, 6.13%, 08/15/43(b)	$274	$279,431
Unum Group
4.13%, 06/15/51	560	428,459
4.50%, 12/15/49	485	397,845
5.75%, 08/15/42	435	433,649
6.00%, 06/15/54(b)	365	371,591
W R Berkley Corp.
3.15%, 09/30/61	259	165,441
3.55%, 03/30/52	392	286,507
4.00%, 05/12/50	462	373,207
4.75%, 08/01/44	278	255,245
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	330	232,003
5.15%, 01/15/49(a)(b)	300	279,562
Willis North America Inc.
3.88%, 09/15/49	595	458,735
5.05%, 09/15/48	393	361,425
5.90%, 03/05/54	705	724,605
WR Berkley Corp., 6.25%, 02/15/37	255	273,567
XL Group Ltd., 5.25%, 12/15/43	355	345,630
		126,227,396
Internet — 2.0%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	923	653,235
3.15%, 02/09/51(b)	1,665	1,138,938
3.25%, 02/09/61	940	619,336
4.00%, 12/06/37(b)	872	776,185
4.20%, 12/06/47(b)	1,717	1,437,829
4.40%, 12/06/57(b)	939	792,123
4.50%, 11/28/34	563	543,023
Alphabet Inc.
1.90%, 08/15/40	1,237	855,521
2.05%, 08/15/50	2,529	1,539,135
2.25%, 08/15/60(b)	1,702	1,019,891
Amazon.com Inc.
2.50%, 06/03/50	2,508	1,607,417
2.70%, 06/03/60	1,864	1,158,395
2.88%, 05/12/41	1,774	1,377,197
3.10%, 05/12/51	3,246	2,339,833
3.25%, 05/12/61	1,699	1,189,023
3.88%, 08/22/37	2,480	2,278,162
3.95%, 04/13/52(b)	2,524	2,126,387
4.05%, 08/22/47	3,367	2,929,208
4.10%, 04/13/62	1,194	1,001,586
4.25%, 08/22/57	2,151	1,892,083
4.80%, 12/05/34	916	942,842
4.95%, 12/05/44	1,513	1,527,745
eBay Inc.
3.65%, 05/10/51	860	644,423
4.00%, 07/15/42	665	551,925
JD.com Inc., 4.13%, 01/14/50	203	164,999
Meta Platforms Inc.
4.45%, 08/15/52	2,714	2,428,205
4.65%, 08/15/62	1,514	1,360,627
5.40%, 08/15/54	2,040	2,080,491
5.55%, 08/15/64	1,940	1,987,224
5.60%, 05/15/53	2,304	2,428,516
5.75%, 05/15/63	1,731	1,844,740
Netflix Inc., 5.40%, 08/15/54	75	78,167
Prosus NV
3.83%, 02/08/51(a)	1,610	1,072,841
Security	Par (000)	Value
Internet (continued)
4.03%, 08/03/50(a)	$1,177	$819,711
4.99%, 01/19/52(a)(b)	752	604,088
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	1,732	1,215,553
3.29%, 06/03/60(a)	785	523,409
3.68%, 04/22/41(a)(b)	757	614,660
3.84%, 04/22/51(a)(b)	1,490	1,164,635
3.93%, 01/19/38(a)(b)	910	800,269
3.94%, 04/22/61(a)	811	622,312
4.53%, 04/11/49(a)	444	393,128
		51,145,017
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54	530	533,032
7.75%, 10/15/39(b)	645	715,905
7.75%, 03/01/41(b)	468	498,193
GUSAP III LP, 7.25%, 04/16/44(a)	185	210,735
Nucor Corp.
2.98%, 12/15/55	621	394,584
3.85%, 04/01/52	565	447,623
4.40%, 05/01/48(b)	326	287,595
5.20%, 08/01/43	357	358,159
6.40%, 12/01/37	575	652,368
Reliance Inc., 6.85%, 11/15/36(b)	280	315,000
Steel Dynamics Inc., 3.25%, 10/15/50(b)	474	322,407
Vale Overseas Ltd.
6.40%, 06/28/54	225	229,697
6.88%, 11/21/36	584	642,858
6.88%, 11/10/39	766	836,647
Vale SA, 5.63%, 09/11/42(b)	416	417,076
		6,861,879
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52(b)	355	289,361
Harley-Davidson Inc., 4.63%, 07/28/45(b)	249	214,011
		503,372
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	596	553,332
Caterpillar Inc.
3.25%, 09/19/49	987	733,725
3.25%, 04/09/50	1,189	886,614
3.80%, 08/15/42	1,538	1,312,255
4.30%, 05/15/44	401	363,725
4.75%, 05/15/64	447	416,968
5.20%, 05/27/41	831	848,058
5.30%, 09/15/35	379	407,708
6.05%, 08/15/36(b)	423	477,614
Deere & Co.
2.88%, 09/07/49(b)	503	353,516
3.75%, 04/15/50	806	668,288
3.90%, 06/09/42	1,215	1,061,666
Dover Corp.
5.38%, 10/15/35	245	257,503
5.38%, 03/01/41	332	336,443
6.60%, 03/15/38(b)	291	331,106
Ingersoll Rand Inc., 5.70%, 06/15/54	630	655,364
Otis Worldwide Corp.
3.11%, 02/15/40	655	508,095
3.36%, 02/15/50	710	520,932
Rockwell Automation Inc.
2.80%, 08/15/61	450	274,536
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.20%, 03/01/49(b)	$784	$680,927
6.25%, 12/01/37	315	352,165
Xylem Inc./New York, 4.38%, 11/01/46	255	222,575
		12,223,115
Manufacturing — 0.6%
3M Co.
3.13%, 09/19/46	493	353,952
3.25%, 08/26/49	961	695,736
3.63%, 10/15/47	556	433,735
3.70%, 04/15/50(b)	632	491,341
3.88%, 06/15/44	284	234,633
4.00%, 09/14/48	1,125	955,915
5.70%, 03/15/37(b)	611	663,743
Eaton Corp.
3.92%, 09/15/47	260	218,034
4.15%, 11/02/42	955	847,591
4.70%, 08/23/52	717	673,263
Illinois Tool Works Inc.
3.90%, 09/01/42	1,118	965,651
4.88%, 09/15/41	515	507,753
Parker-Hannifin Corp.
4.00%, 06/14/49	829	685,894
4.10%, 03/01/47	609	512,405
4.20%, 11/21/34	482	460,476
4.45%, 11/21/44	527	469,465
6.25%, 05/15/38	370	412,322
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	1,176	898,905
3.30%, 09/15/46(a)	1,338	1,022,092
4.20%, 03/16/47(a)	1,205	1,056,516
4.40%, 05/27/45(a)	1,953	1,778,203
		14,337,625
Media — 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,265	881,544
3.50%, 03/01/42	1,176	809,515
3.70%, 04/01/51	1,834	1,163,657
3.85%, 04/01/61	1,999	1,213,405
3.90%, 06/01/52	2,438	1,596,610
3.95%, 06/30/62	1,170	723,140
4.40%, 12/01/61	1,381	932,531
4.80%, 03/01/50	2,774	2,110,341
5.13%, 07/01/49(b)	1,201	962,252
5.25%, 04/01/53(b)	1,507	1,234,047
5.38%, 04/01/38	707	643,272
5.38%, 05/01/47	2,199	1,833,835
5.50%, 04/01/63	921	738,397
5.75%, 04/01/48	2,206	1,915,172
6.38%, 10/23/35	1,793	1,815,448
6.48%, 10/23/45	3,185	3,044,328
6.83%, 10/23/55	600	595,439
Comcast Corp.
2.45%, 08/15/52(b)	1,432	850,331
2.65%, 08/15/62	1,112	641,172
2.80%, 01/15/51	1,464	946,952
2.89%, 11/01/51	4,804	3,144,801
2.94%, 11/01/56	5,588	3,554,440
2.99%, 11/01/63	3,729	2,303,460
3.20%, 07/15/36(b)	992	837,632
Security	Par (000)	Value
Media (continued)
3.25%, 11/01/39	$1,560	$1,248,737
3.40%, 07/15/46	1,536	1,161,722
3.45%, 02/01/50	1,551	1,149,749
3.75%, 04/01/40	1,533	1,303,009
3.90%, 03/01/38	1,212	1,074,061
3.97%, 11/01/47	1,997	1,629,543
4.00%, 08/15/47	889	728,765
4.00%, 03/01/48	1,040	850,634
4.00%, 11/01/49	1,888	1,540,510
4.05%, 11/01/52	965	783,917
4.40%, 08/15/35	756	725,811
4.60%, 10/15/38	967	925,708
4.60%, 08/15/45	812	738,673
4.65%, 07/15/42	631	587,810
4.70%, 10/15/48	1,793	1,656,416
4.75%, 03/01/44	464	430,590
4.95%, 10/15/58	1,014	955,436
5.35%, 05/15/53(b)	1,495	1,496,558
5.50%, 05/15/64(b)	1,286	1,296,109
5.65%, 06/15/35	751	795,663
5.65%, 06/01/54	1,130	1,182,085
6.40%, 03/01/40	180	202,424
6.45%, 03/15/37	585	664,710
6.50%, 11/15/35	597	674,339
6.55%, 07/01/39	490	556,944
6.95%, 08/15/37	408	479,042
Cox Communications Inc.
2.95%, 10/01/50(a)	585	361,512
3.60%, 06/15/51(a)	562	392,332
4.50%, 06/30/43(a)(b)	361	304,948
4.60%, 08/15/47(a)	205	171,800
4.70%, 12/15/42(a)	201	171,469
4.80%, 02/01/35(a)	249	234,876
5.80%, 12/15/53(a)(b)	705	687,034
5.95%, 09/01/54(a)(b)	350	345,843
8.38%, 03/01/39(a)	315	385,810
Discovery Communications LLC
4.00%, 09/15/55(b)	125	83,169
4.65%, 05/15/50	300	218,824
5.00%, 09/20/37	575	491,264
5.20%, 09/20/47	810	637,041
5.30%, 05/15/49	490	380,994
6.35%, 06/01/40(b)	567	537,092
Fox Corp.
5.48%, 01/25/39(b)	1,046	1,042,054
5.58%, 01/25/49	1,428	1,381,656
Grupo Televisa SAB
5.00%, 05/13/45(b)	623	543,853
5.25%, 05/24/49(b)	235	211,940
6.13%, 01/31/46(b)	871	867,579
6.63%, 01/15/40(b)	721	738,397
NBCUniversal Media LLC
4.45%, 01/15/43	775	695,620
5.95%, 04/01/41	503	536,790
6.40%, 04/30/40(b)	335	372,476
Paramount Global
4.38%, 03/15/43	1,243	893,185
4.60%, 01/15/45	506	362,948
4.85%, 07/01/42	362	280,086
4.90%, 08/15/44(b)	445	336,287
4.95%, 05/19/50	734	547,912

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.25%, 04/01/44	$280	$216,089
5.85%, 09/01/43	1,021	869,735
5.90%, 10/15/40	215	185,431
6.88%, 04/30/36	868	865,685
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	433	484,458
Thomson Reuters Corp.
5.50%, 08/15/35	478	497,695
5.65%, 11/23/43	270	273,488
5.85%, 04/15/40	530	554,959
Time Warner Cable LLC
4.50%, 09/15/42	1,448	1,097,412
5.50%, 09/01/41	1,357	1,174,272
5.88%, 11/15/40	1,153	1,040,801
6.55%, 05/01/37	1,307	1,289,495
6.75%, 06/15/39	1,359	1,351,255
7.30%, 07/01/38	1,507	1,576,059
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	833	587,850
3.70%, 12/01/42	447	368,744
4.13%, 06/01/44	962	833,624
4.38%, 08/16/41	295	268,183
Series E, 4.13%, 12/01/41	555	490,141
Walt Disney Co. (The)
2.75%, 09/01/49	2,256	1,496,738
3.50%, 05/13/40	1,803	1,494,417
3.60%, 01/13/51	2,845	2,215,527
3.80%, 05/13/60(b)	435	337,494
4.63%, 03/23/40(b)	655	631,224
4.70%, 03/23/50(b)	1,783	1,693,035
4.75%, 09/15/44	717	671,061
4.75%, 11/15/46	520	485,302
4.95%, 10/15/45	533	511,871
5.40%, 10/01/43	680	695,023
6.15%, 03/01/37	285	317,314
6.15%, 02/15/41	678	754,253
6.20%, 12/15/34(b)	839	942,073
6.40%, 12/15/35	853	967,668
6.65%, 11/15/37	1,157	1,347,789
7.75%, 12/01/45	360	471,493
		102,603,135
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43	426	363,211
4.20%, 06/15/35	333	326,430
4.38%, 06/15/45	258	235,045
Valmont Industries Inc.
5.00%, 10/01/44	325	302,838
5.25%, 10/01/54	271	253,362
		1,480,886
Mining — 1.7%
Anglo American Capital PLC
3.95%, 09/10/50(a)	611	466,063
4.75%, 03/16/52(a)(b)	873	750,494
6.00%, 04/05/54(a)	313	319,164
Barrick Gold Corp.
5.25%, 04/01/42(b)	265	261,121
6.45%, 10/15/35	261	289,184
Barrick International Barbados Corp., 6.35%, 10/15/36(a)	589	646,990
Security	Par (000)	Value
Mining (continued)
Barrick North America Finance LLC
5.70%, 05/30/41	$860	$887,364
5.75%, 05/01/43	834	859,987
7.50%, 09/15/38	260	312,176
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	815	861,454
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(b)	991	878,156
5.00%, 09/30/43	2,409	2,359,329
5.50%, 09/08/53	743	773,554
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(a)	648	429,271
3.70%, 01/30/50(a)	2,643	1,925,872
4.25%, 07/17/42(a)	865	712,130
4.38%, 02/05/49(a)	1,281	1,046,880
4.50%, 08/01/47(a)(b)	1,367	1,141,865
4.88%, 11/04/44(a)	707	623,904
5.63%, 09/21/35(a)	54	54,881
5.63%, 10/18/43(a)	1,070	1,036,689
6.15%, 10/24/36(a)(b)	513	541,290
6.30%, 09/08/53(a)	1,275	1,328,844
6.44%, 01/26/36(a)	997	1,069,806
Freeport Indonesia PT, 6.20%, 04/14/52(a)(b)	945	982,508
Freeport-McMoRan Inc.
5.40%, 11/14/34	608	619,817
5.45%, 03/15/43	1,817	1,779,581
Fresnillo PLC, 4.25%, 10/02/50(a)	605	465,342
Glencore Canada Corp., 6.20%, 06/15/35	305	323,674
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	508	494,643
6.00%, 11/15/41(a)	468	473,118
6.90%, 11/15/37(a)	518	578,534
Glencore Funding LLC
3.38%, 09/23/51(a)	707	469,573
3.88%, 04/27/51(a)	524	385,999
5.89%, 04/04/54(a)(b)	365	365,350
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(a)	545	534,375
6.76%, 11/15/48(a)(b)	409	445,406
Industrias Penoles SAB de CV
4.75%, 08/06/50(a)	453	363,862
5.65%, 09/12/49(a)	500	455,387
Kinross Gold Corp., 6.88%, 09/01/41(b)	270	300,596
Minera Mexico SA de CV, 4.50%, 01/26/50(a)	937	759,308
Newmont Corp.
4.88%, 03/15/42	837	806,433
5.45%, 06/09/44	560	565,245
5.88%, 04/01/35	405	435,340
6.25%, 10/01/39	838	927,239
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 05/13/50(a)(b)	464	398,574
5.75%, 11/15/41(a)	467	486,720
Rio Tinto Alcan Inc., 5.75%, 06/01/35(b)	314	339,356
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	1,292	843,272
5.20%, 11/02/40	1,093	1,102,372
Rio Tinto Finance USA PLC
4.13%, 08/21/42	763	669,536
4.75%, 03/22/42	543	520,025
5.13%, 03/09/53	1,078	1,070,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Southern Copper Corp.
5.25%, 11/08/42	$1,213	$1,170,888
5.88%, 04/23/45	1,456	1,492,768
6.75%, 04/16/40	1,072	1,207,368
7.50%, 07/27/35	940	1,108,451
		42,517,929
Oil & Gas — 6.0%
Apache Corp.
4.75%, 04/15/43	495	404,440
5.10%, 09/01/40(b)	1,246	1,102,005
5.25%, 02/01/42	375	331,796
5.35%, 07/01/49	512	436,789
6.00%, 01/15/37	308	318,014
BG Energy Capital PLC, 5.13%, 10/15/41(a)	854	823,485
BP Capital Markets America Inc.
2.77%, 11/10/50	1,409	914,853
2.94%, 06/04/51(b)	2,147	1,440,018
3.00%, 02/24/50	1,925	1,315,891
3.00%, 03/17/52(b)	1,300	879,558
3.06%, 06/17/41	1,430	1,089,918
3.07%, 03/30/50	180	166,659
3.38%, 02/08/61	1,999	1,383,898
5.23%, 11/17/34	580	596,800
Burlington Resources LLC, 5.95%, 10/15/36	276	299,593
Canadian Natural Resources Ltd.
4.95%, 06/01/47(b)	790	705,011
5.85%, 02/01/35	216	224,151
6.25%, 03/15/38	1,179	1,256,255
6.50%, 02/15/37	487	523,030
6.75%, 02/01/39	405	448,602
Cenovus Energy Inc.
3.75%, 02/15/52(b)	931	677,267
5.25%, 06/15/37	284	279,194
5.40%, 06/15/47	559	536,303
6.75%, 11/15/39	609	680,961
Chevron Corp.
2.98%, 05/11/40(b)	329	258,191
3.08%, 05/11/50(b)	988	712,264
Chevron USA Inc.
2.34%, 08/12/50	858	526,063
5.25%, 11/15/43	276	285,584
6.00%, 03/01/41	375	414,822
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	500	551,297
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(a)	250	255,412
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49	470	363,733
4.25%, 05/09/43	220	204,160
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(b)	605	607,299
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	425,969
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	485	545,608
ConocoPhillips Co.
3.76%, 03/15/42	567	470,696
3.80%, 03/15/52	1,078	852,781
4.03%, 03/15/62	1,635	1,292,718
4.30%, 11/15/44	789	692,879
4.88%, 10/01/47	334	321,965
5.30%, 05/15/53(b)	1,111	1,104,432
5.55%, 03/15/54(b)	964	990,802
5.70%, 09/15/63	690	720,286
Security	Par (000)	Value
Oil & Gas (continued)
5.90%, 05/15/38	$350	$378,745
5.95%, 03/15/46	330	355,607
6.50%, 02/01/39	1,455	1,669,572
Continental Resources Inc./OK, 4.90%, 06/01/44	665	565,431
Devon Energy Corp.
4.75%, 05/15/42	723	634,039
5.00%, 06/15/45(b)	902	804,895
5.60%, 07/15/41	1,277	1,246,135
5.75%, 09/15/54	865	839,392
Diamondback Energy Inc.
4.25%, 03/15/52	822	659,184
4.40%, 03/24/51(b)	633	524,622
5.75%, 04/18/54	1,420	1,420,577
5.90%, 04/18/64	1,010	1,014,136
6.25%, 03/15/53	672	715,432
Empresa Nacional del Petroleo, 4.50%, 09/14/47(a)	551	435,249
Eni SpA
5.70%, 10/01/40(a)	330	325,028
5.95%, 05/15/54(a)	925	950,987
EOG Resources Inc.
3.90%, 04/01/35	574	529,575
4.95%, 04/15/50	878	832,299
5.10%, 01/15/36	205	205,649
Equinor ASA
3.25%, 11/18/49(b)	914	670,094
3.63%, 04/06/40	468	394,013
3.70%, 04/06/50	1,074	852,159
3.95%, 05/15/43	709	605,780
4.25%, 11/23/41	565	506,986
4.80%, 11/08/43	651	627,592
5.10%, 08/17/40	573	573,295
Exxon Mobil Corp.
3.00%, 08/16/39	678	545,805
3.10%, 08/16/49	1,347	968,984
3.45%, 04/15/51(b)	2,805	2,132,843
3.57%, 03/06/45	1,043	841,157
4.11%, 03/01/46	2,381	2,073,412
4.23%, 03/19/40	1,892	1,738,051
4.33%, 03/19/50	2,674	2,371,091
Hess Corp.
5.60%, 02/15/41	1,201	1,228,113
5.80%, 04/01/47	795	824,661
6.00%, 01/15/40	689	731,539
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)	975	884,697
6.38%, 10/24/48(a)	1,500	1,467,834
Marathon Oil Corp.
5.20%, 06/01/45	527	505,623
6.60%, 10/01/37	728	814,843
Marathon Petroleum Corp.
4.50%, 04/01/48(b)	516	433,970
4.75%, 09/15/44	820	718,934
5.00%, 09/15/54	453	397,460
5.85%, 12/15/45	289	289,656
6.50%, 03/01/41	1,193	1,285,644
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	681	732,343
Occidental Petroleum Corp.
0.00%, 10/10/36(b)(f)	705	391,206
4.10%, 02/15/47	356	264,453
4.20%, 03/15/48	415	321,288

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.40%, 04/15/46	$597	$489,813
4.40%, 08/15/49	344	265,220
4.63%, 06/15/45	356	291,635
5.55%, 10/01/34	50	50,806
6.05%, 10/01/54(b)	1,180	1,200,049
6.20%, 03/15/40	540	564,351
6.45%, 09/15/36	1,636	1,773,044
6.60%, 03/15/46(b)	1,244	1,343,265
7.95%, 06/15/39	275	332,362
Ovintiv Inc.
6.50%, 02/01/38	400	424,836
6.63%, 08/15/37	403	430,333
7.10%, 07/15/53(b)	529	597,057
Pertamina Persero PT
4.15%, 02/25/60(a)	522	408,027
4.18%, 01/21/50(a)	920	753,238
4.70%, 07/30/49(a)	836	741,950
5.63%, 05/20/43(a)	1,407	1,418,945
6.00%, 05/03/42(a)	1,072	1,117,560
6.45%, 05/30/44(a)	1,408	1,538,240
6.50%, 05/27/41(a)(b)	560	621,322
6.50%, 11/07/48(a)	799	888,887
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,715	1,219,193
4.50%, 03/18/45(a)	1,344	1,231,083
4.55%, 04/21/50(a)	2,621	2,391,228
4.80%, 04/21/60(a)(b)	1,088	1,020,065
Phillips 66
3.30%, 03/15/52	1,219	829,000
4.65%, 11/15/34	894	865,138
4.88%, 11/15/44	1,580	1,452,996
5.88%, 05/01/42	1,419	1,481,524
Phillips 66 Co.
4.68%, 02/15/45	514	457,873
4.90%, 10/01/46	566	513,623
5.65%, 06/15/54	500	499,821
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)(b)	695	499,288
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	675	535,634
6.35%, 06/12/42(a)	315	353,078
Qatar Energy
3.13%, 07/12/41(a)	3,882	3,069,125
3.30%, 07/12/51(a)	3,708	2,767,139
Raizen Fuels Finance SA, 6.95%, 03/05/54(a)(b)	557	594,883
Reliance Industries Ltd.
3.63%, 01/12/52(a)	1,647	1,213,341
3.75%, 01/12/62(a)	771	561,483
4.88%, 02/10/45(a)	20	18,483
Saudi Arabian Oil Co.
3.25%, 11/24/50(a)	2,251	1,576,634
3.50%, 11/24/70(a)	2,255	1,519,396
4.25%, 04/16/39(a)	2,638	2,399,409
4.38%, 04/16/49(a)	2,258	1,934,067
5.75%, 07/17/54(a)(b)	2,090	2,096,270
5.88%, 07/17/64(a)	1,565	1,587,885
Shell International Finance BV
2.88%, 11/26/41	505	375,659
3.00%, 11/26/51	935	640,335
3.13%, 11/07/49	1,389	985,993
3.25%, 04/06/50	1,946	1,412,862
Security	Par (000)	Value
Oil & Gas (continued)
3.63%, 08/21/42	$550	$450,896
3.75%, 09/12/46	1,269	1,021,558
4.00%, 05/10/46	2,133	1,789,244
4.13%, 05/11/35(b)	1,439	1,376,176
4.38%, 05/11/45	2,860	2,549,928
4.55%, 08/12/43	1,217	1,139,152
5.50%, 03/25/40	913	957,158
6.38%, 12/15/38	2,531	2,890,006
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	385	356,230
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	973	979,043
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	490	524,060
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)	910	825,462
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(a)	410	378,964
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(a)	405	359,415
4.25%, 04/12/47(a)	350	322,978
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(a)	655	488,033
3.35%, 05/13/50(a)	370	290,814
3.44%, 11/12/49(a)	395	316,272
3.68%, 08/08/49(a)	690	578,301
4.60%, 09/12/48(a)(b)	518	502,285
Suncor Energy Inc.
3.75%, 03/04/51(b)	957	704,331
4.00%, 11/15/47	791	612,297
5.95%, 12/01/34	475	502,846
6.50%, 06/15/38	956	1,052,972
6.80%, 05/15/38	783	874,776
6.85%, 06/01/39	650	726,355
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)	681	474,270
3.75%, 06/18/50(a)	575	415,795
5.38%, 11/20/48(a)	470	442,149
TotalEnergies Capital International SA
2.99%, 06/29/41	754	571,602
3.13%, 05/29/50	2,628	1,868,793
3.39%, 06/29/60	896	631,618
3.46%, 07/12/49	1,060	800,890
TotalEnergies Capital SA
5.49%, 04/05/54	1,518	1,566,222
5.64%, 04/05/64	1,130	1,173,306
Valero Energy Corp.
3.65%, 12/01/51	880	629,536
4.00%, 06/01/52(b)	625	477,173
4.90%, 03/15/45(b)	706	653,034
6.63%, 06/15/37	1,308	1,445,526
XTO Energy Inc., 6.75%, 08/01/37	180	210,793
		154,015,239
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,059	1,041,136
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	1,276	1,060,703
Halliburton Co.
4.50%, 11/15/41	522	465,235
4.75%, 08/01/43	772	704,165
4.85%, 11/15/35(b)	1,087	1,073,076
5.00%, 11/15/45	1,863	1,747,027
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
6.70%, 09/15/38	$718	$819,434
7.45%, 09/15/39	853	1,041,494
NOV Inc., 3.95%, 12/01/42	1,005	793,641
		8,745,911
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	715	490,233
4.05%, 12/15/49	468	379,688
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	120	125,964
Sonoco Products Co., 5.75%, 11/01/40	430	443,500
Stora Enso OYJ, 7.25%, 04/15/36(a)	360	394,665
		1,834,050
Pharmaceuticals — 7.1%
AbbVie Inc.
4.05%, 11/21/39	4,034	3,653,744
4.25%, 11/21/49	5,485	4,782,367
4.30%, 05/14/36	1,026	982,859
4.40%, 11/06/42	2,593	2,382,228
4.45%, 05/14/46	1,904	1,724,892
4.50%, 05/14/35	2,533	2,490,252
4.55%, 03/15/35	1,836	1,811,339
4.63%, 10/01/42	487	457,436
4.70%, 05/14/45	2,322	2,182,875
4.75%, 03/15/45	1,004	953,277
4.85%, 06/15/44	1,054	1,014,470
4.88%, 11/14/48	1,830	1,759,169
5.35%, 03/15/44	785	809,536
5.40%, 03/15/54	2,480	2,570,055
5.50%, 03/15/64	1,465	1,521,178
AstraZeneca PLC
2.13%, 08/06/50	579	340,201
3.00%, 05/28/51	776	546,328
4.00%, 09/18/42	966	846,306
4.38%, 11/16/45	967	881,420
4.38%, 08/17/48	822	742,364
6.45%, 09/15/37	2,538	2,924,678
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	440	325,311
4.40%, 07/15/44(a)(b)	890	712,013
4.63%, 06/25/38(a)	706	626,298
4.65%, 11/15/43(a)	235	191,570
4.70%, 07/15/64(a)	845	654,406
4.88%, 06/25/48(a)	1,883	1,602,533
5.50%, 07/30/35(a)(b)	405	400,000
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	820	892,619
Becton Dickinson & Co.
3.79%, 05/20/50(b)	695	549,364
4.67%, 06/06/47	1,556	1,405,357
4.69%, 12/15/44	1,041	945,263
Bristol-Myers Squibb Co.
2.35%, 11/13/40	721	501,752
2.55%, 11/13/50	1,486	922,149
3.25%, 08/01/42	495	384,390
3.55%, 03/15/42	1,250	1,020,067
3.70%, 03/15/52	2,110	1,617,963
3.90%, 03/15/62(b)	951	725,431
4.13%, 06/15/39	2,095	1,897,353
4.25%, 10/26/49	3,362	2,872,302
4.35%, 11/15/47	1,316	1,144,880
4.50%, 03/01/44	360	326,550
Security	Par (000)	Value
Pharmaceuticals (continued)
4.55%, 02/20/48	$1,273	$1,144,209
4.63%, 05/15/44	769	712,685
5.00%, 08/15/45	744	727,248
5.50%, 02/22/44(b)	475	490,167
5.55%, 02/22/54	2,475	2,555,095
5.65%, 02/22/64	1,655	1,705,889
5.88%, 11/15/36(b)	221	239,486
6.25%, 11/15/53	1,110	1,252,148
6.40%, 11/15/63	1,215	1,391,539
Cardinal Health Inc.
4.37%, 06/15/47	546	460,909
4.50%, 11/15/44	408	353,064
4.60%, 03/15/43	355	314,295
4.90%, 09/15/45	402	366,199
Cencora Inc.
4.25%, 03/01/45	504	440,433
4.30%, 12/15/47	534	462,868
Cigna Group (The)
3.20%, 03/15/40	742	572,084
3.40%, 03/15/50	1,325	944,569
3.40%, 03/15/51	1,513	1,072,453
3.88%, 10/15/47	942	737,065
4.80%, 08/15/38	1,994	1,912,074
4.80%, 07/15/46	1,310	1,190,426
4.90%, 12/15/48	2,867	2,633,857
5.38%, 02/15/42(b)	161	156,074
5.60%, 02/15/54(b)	1,430	1,439,631
6.13%, 11/15/41	414	444,532
CVS Health Corp.
2.70%, 08/21/40	1,304	900,338
4.13%, 04/01/40	929	776,956
4.25%, 04/01/50	910	715,003
4.78%, 03/25/38	4,962	4,558,258
4.88%, 07/20/35	760	733,254
5.05%, 03/25/48	7,412	6,569,826
5.13%, 07/20/45	3,191	2,881,547
5.30%, 12/05/43	728	683,327
5.63%, 02/21/53(b)	1,224	1,171,612
5.88%, 06/01/53	1,293	1,275,471
6.00%, 06/01/44	674	677,740
6.00%, 06/01/63(b)	781	775,900
6.05%, 06/01/54	1,065	1,074,088
6.13%, 09/15/39	450	465,628
Eli Lilly & Co.
2.25%, 05/15/50(b)	1,362	837,944
2.50%, 09/15/60	890	526,105
3.70%, 03/01/45	543	456,493
3.95%, 05/15/47	380	329,275
3.95%, 03/15/49	886	754,077
4.15%, 03/15/59	569	484,346
4.88%, 02/27/53	1,204	1,179,158
4.95%, 02/27/63	1,138	1,110,566
5.00%, 02/09/54	1,427	1,421,062
5.05%, 08/14/54	475	476,834
5.10%, 02/09/64	1,465	1,461,578
5.20%, 08/14/64	316	320,051
5.55%, 03/15/37(b)	370	403,552
5.95%, 11/15/37	215	241,324
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43(b)	519	463,381
6.38%, 05/15/38	2,510	2,874,891

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
2.10%, 09/01/40	$954	$672,653
2.25%, 09/01/50	1,018	638,482
2.45%, 09/01/60	651	393,881
3.40%, 01/15/38	1,018	895,462
3.50%, 01/15/48	711	575,708
3.55%, 03/01/36	940	859,589
3.63%, 03/03/37	1,433	1,306,752
3.70%, 03/01/46	1,959	1,655,068
3.75%, 03/03/47	976	822,697
4.50%, 09/01/40	576	562,614
4.50%, 12/05/43(b)	414	403,729
4.85%, 05/15/41(b)	289	293,272
5.25%, 06/01/54	1,090	1,147,671
5.85%, 07/15/38	632	709,605
5.95%, 08/15/37(b)	934	1,058,158
McKesson Corp., 4.88%, 03/15/44(b)	261	242,647
Mead Johnson Nutrition Co.
4.60%, 06/01/44(b)	391	352,560
5.90%, 11/01/39	388	414,168
Merck & Co. Inc.
2.35%, 06/24/40	1,015	724,081
2.45%, 06/24/50	1,399	873,409
2.75%, 12/10/51	1,944	1,278,681
2.90%, 12/10/61	1,502	938,810
3.60%, 09/15/42	466	385,579
3.70%, 02/10/45	1,968	1,613,207
3.90%, 03/07/39	911	819,152
4.00%, 03/07/49	1,414	1,192,457
4.15%, 05/18/43(b)	1,029	916,369
4.90%, 05/17/44	730	714,741
5.00%, 05/17/53(b)	1,484	1,461,076
5.15%, 05/17/63	930	926,328
6.55%, 09/15/37	348	403,936
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	363	396,639
5.85%, 06/30/39(b)	231	250,271
Mylan Inc.
5.20%, 04/15/48	724	620,189
5.40%, 11/29/43	425	383,682
Novartis Capital Corp.
2.75%, 08/14/50	1,329	913,680
3.70%, 09/21/42	397	339,484
4.00%, 11/20/45	1,210	1,058,402
4.40%, 05/06/44	1,874	1,749,644
Pfizer Inc.
2.55%, 05/28/40(b)	983	715,282
2.70%, 05/28/50(b)	1,168	782,315
3.90%, 03/15/39	813	725,017
4.00%, 12/15/36	942	880,705
4.00%, 03/15/49	1,311	1,108,810
4.10%, 09/15/38	722	663,124
4.13%, 12/15/46	1,355	1,169,513
4.20%, 09/15/48	731	632,901
4.30%, 06/15/43	709	639,966
4.40%, 05/15/44	962	894,313
5.60%, 09/15/40	445	467,878
7.20%, 03/15/39	2,593	3,170,866
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	2,798	2,766,240
5.30%, 05/19/53	5,766	5,794,327
Security	Par (000)	Value
Pharmaceuticals (continued)
5.34%, 05/19/63	$3,792	$3,763,281
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,350	1,019,738
3.18%, 07/09/50	1,953	1,357,005
3.38%, 07/09/60	1,092	742,011
5.65%, 07/05/44	450	463,770
5.65%, 07/05/54(b)	880	898,550
5.80%, 07/05/64	545	557,824
Utah Acquisition Sub Inc., 5.25%, 06/15/46	978	847,095
Viatris Inc.
3.85%, 06/22/40	1,593	1,216,562
4.00%, 06/22/50	1,973	1,398,459
Wyeth LLC
5.95%, 04/01/37	1,861	2,034,049
6.00%, 02/15/36	471	520,103
Zoetis Inc.
3.00%, 05/15/50(b)	629	433,511
3.95%, 09/12/47	507	415,578
4.45%, 08/20/48	427	379,126
4.70%, 02/01/43	1,134	1,053,600
		183,889,181
Pipelines — 4.7%
6297782 LLC, 6.18%, 10/01/54(a)	390	389,783
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	1,931	1,787,720
Cameron LNG LLC
3.30%, 01/15/35(a)	725	617,200
3.40%, 01/15/38(a)	453	379,328
3.70%, 01/15/39(a)	882	748,119
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	177	144,035
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	325	281,015
4.25%, 04/15/48(a)(b)	551	462,378
6.38%, 08/01/37(a)	185	198,724
Columbia Pipeline Group Inc., 5.80%, 06/01/45	530	536,419
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43(a)	501	544,576
6.54%, 11/15/53(a)(b)	1,302	1,443,963
6.71%, 08/15/63(a)	491	545,871
DCP Midstream Operating LP
5.60%, 04/01/44	384	378,884
6.45%, 11/03/36(a)	295	320,201
6.75%, 09/15/37(a)	408	449,836
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49(b)	258	192,547
4.60%, 12/15/44	427	376,172
4.80%, 11/01/43	272	245,456
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	315	276,438
4.39%, 11/30/46(a)	1,190	963,876
Enbridge Energy Partners LP
5.50%, 09/15/40	497	492,203
7.38%, 10/15/45	582	689,299
Series B, 7.50%, 04/15/38	390	466,373
Enbridge Inc.
3.40%, 08/01/51	1,045	740,808
4.00%, 11/15/49(b)	603	477,610
4.50%, 06/10/44	478	413,564
5.50%, 12/01/46(b)	525	524,454
5.95%, 04/05/54(b)	764	789,938
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.70%, 11/15/53	$1,185	$1,345,579
Energy Transfer LP
4.90%, 03/15/35	454	442,207
4.95%, 01/15/43	333	297,184
5.00%, 05/15/44	505	453,068
5.00%, 05/15/50	1,972	1,748,981
5.15%, 02/01/43	429	394,769
5.15%, 03/15/45	1,092	999,128
5.30%, 04/01/44	658	614,603
5.30%, 04/15/47	1,007	934,072
5.35%, 05/15/45	980	912,450
5.40%, 10/01/47	1,560	1,458,589
5.95%, 10/01/43	407	409,120
5.95%, 05/15/54(b)	1,681	1,697,324
6.00%, 06/15/48	1,040	1,050,188
6.05%, 06/01/41(b)	629	642,035
6.05%, 09/01/54	1,237	1,265,925
6.10%, 02/15/42	285	289,589
6.13%, 12/15/45	981	1,007,299
6.25%, 04/15/49	1,762	1,833,334
6.50%, 02/01/42	949	1,019,197
6.63%, 10/15/36	405	441,082
6.85%, 02/15/40(b)	165	178,947
7.50%, 07/01/38	524	615,898
Series 20Y, 5.80%, 06/15/38	435	445,745
EnLink Midstream Partners LP
5.05%, 04/01/45(b)	465	408,915
5.45%, 06/01/47(b)	497	461,613
5.60%, 04/01/44(b)	310	293,033
Enterprise Products Operating LLC
3.20%, 02/15/52	1,073	742,303
3.30%, 02/15/53	1,137	795,355
3.70%, 01/31/51	985	755,553
3.95%, 01/31/60(b)	958	735,420
4.20%, 01/31/50	1,338	1,121,037
4.25%, 02/15/48	1,291	1,097,499
4.45%, 02/15/43	1,028	916,418
4.80%, 02/01/49	1,376	1,260,558
4.85%, 08/15/42	655	615,632
4.85%, 03/15/44	1,353	1,265,249
4.90%, 05/15/46	1,028	962,148
4.95%, 02/15/35	950	954,019
4.95%, 10/15/54	403	374,071
5.10%, 02/15/45	1,179	1,139,664
5.55%, 02/16/55	650	661,357
5.70%, 02/15/42	596	615,239
5.95%, 02/01/41	735	783,398
6.13%, 10/15/39	575	626,848
6.45%, 09/01/40	515	575,866
7.55%, 04/15/38(b)	345	422,800
Series H, 6.65%, 10/15/34	263	295,565
Series J, 5.75%, 03/01/35	220	229,598
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(a)	184	183,255
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	228	178,043
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	444	400,726
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)(b)	1,017	858,425
2.94%, 09/30/40(a)(b)	1,499	1,244,992
3.25%, 09/30/40(a)	1,300	1,034,806
Security	Par (000)	Value
Pipelines (continued)
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(a)	$600	$626,178
6.51%, 02/23/42(a)	845	898,988
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)	217	205,878
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	438	380,944
5.00%, 08/15/42	635	575,264
5.00%, 03/01/43	657	592,772
5.40%, 09/01/44	690	655,284
5.50%, 03/01/44	724	698,179
5.63%, 09/01/41	367	360,309
5.80%, 03/15/35	530	551,470
6.38%, 03/01/41	589	616,700
6.50%, 02/01/37	306	330,794
6.50%, 09/01/39	711	767,473
6.55%, 09/15/40	427	457,143
6.95%, 01/15/38	1,125	1,263,704
7.50%, 11/15/40	310	363,873
Kinder Morgan Inc.
3.25%, 08/01/50(b)	552	369,676
3.60%, 02/15/51(b)	1,014	723,279
5.05%, 02/15/46	798	724,539
5.20%, 03/01/48	708	652,689
5.30%, 12/01/34	395	397,333
5.45%, 08/01/52(b)	778	739,626
5.55%, 06/01/45	1,658	1,608,355
5.95%, 08/01/54(b)	401	408,281
MPLX LP
4.50%, 04/15/38	1,658	1,513,373
4.70%, 04/15/48	1,454	1,252,157
4.90%, 04/15/58	535	462,149
4.95%, 03/14/52	1,518	1,343,362
5.20%, 03/01/47	940	875,801
5.20%, 12/01/47	526	484,132
5.50%, 02/15/49(b)	1,466	1,405,727
5.65%, 03/01/53	517	504,931
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	446	526,239
Northern Natural Gas Co.
3.40%, 10/16/51(a)	726	500,529
4.10%, 09/15/42(a)	248	202,903
4.30%, 01/15/49(a)	727	599,069
5.63%, 02/01/54(a)	517	525,415
ONEOK Inc.
3.95%, 03/01/50	784	595,078
4.20%, 12/01/42	346	281,488
4.20%, 03/15/45	204	158,475
4.20%, 10/03/47	518	412,599
4.25%, 09/15/46	491	398,764
4.45%, 09/01/49	631	512,988
4.50%, 03/15/50	485	396,709
4.85%, 02/01/49	490	427,435
4.95%, 07/13/47	564	502,212
5.15%, 10/15/43	449	422,302
5.20%, 07/15/48	893	819,628
6.00%, 06/15/35	404	425,024
6.40%, 05/01/37(b)	230	245,390
6.63%, 09/01/53	1,623	1,787,607
7.15%, 01/15/51	312	354,891
ONEOK Partners LP
6.13%, 02/01/41	618	636,376

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.20%, 09/15/43	$306	$318,060
6.65%, 10/01/36	575	634,309
6.85%, 10/15/37	538	596,695
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	324	266,278
4.70%, 06/15/44	694	597,099
4.90%, 02/15/45	734	647,000
5.15%, 06/01/42	469	433,173
6.65%, 01/15/37	614	666,212
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)(b)	309	292,809
4.83%, 05/01/48(a)	414	366,329
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	457	481,817
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	525	451,136
Spectra Energy Partners LP
4.50%, 03/15/45	831	710,382
5.95%, 09/25/43	370	377,258
Targa Resources Corp.
4.95%, 04/15/52	795	703,510
5.50%, 02/15/35(b)	200	203,060
6.25%, 07/01/52	575	601,696
6.50%, 02/15/53	892	974,158
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	190	224,854
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	505	403,046
TransCanada PipeLines Ltd.
4.75%, 05/15/38	515	488,653
4.88%, 05/15/48	1,024	941,064
5.00%, 10/16/43	525	498,129
5.10%, 03/15/49	951	905,842
5.85%, 03/15/36	470	489,418
6.10%, 06/01/40	735	777,686
6.20%, 10/15/37	927	991,090
7.25%, 08/15/38	590	693,248
7.63%, 01/15/39	1,164	1,416,879
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	859	676,135
4.45%, 08/01/42	388	349,182
4.60%, 03/15/48	595	516,923
5.40%, 08/15/41	339	338,475
Western Midstream Operating LP
5.25%, 02/01/50	1,138	1,029,352
5.30%, 03/01/48	810	732,125
5.45%, 04/01/44	591	552,281
5.50%, 08/15/48	389	356,865
Williams Companies Inc. (The)
3.50%, 10/15/51	716	513,473
4.85%, 03/01/48	801	718,760
4.90%, 01/15/45	569	513,344
5.10%, 09/15/45	981	912,388
5.30%, 08/15/52(b)	762	729,591
5.40%, 03/04/44	490	476,986
5.75%, 06/24/44	718	724,086
5.80%, 11/15/43	467	476,884
5.80%, 11/15/54	175	178,714
6.30%, 04/15/40	1,099	1,174,450
		120,044,896
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	290	276,509
Security	Par (000)	Value
Private Equity (continued)
Carlyle Finance LLC, 5.65%, 09/15/48(a)(b)	$314	$316,646
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	704	696,399
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	1,018	955,920
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)(b)	463	342,528
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	781	567,634
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	736	504,284
		3,659,920
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	380	419,539
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	859	546,377
3.55%, 03/15/52	970	686,425
4.00%, 02/01/50	762	585,716
4.75%, 04/15/35	1,045	1,009,846
4.85%, 04/15/49	327	289,813
5.15%, 04/15/53	548	503,776
5.25%, 05/15/36	241	240,645
5.63%, 05/15/54(b)	615	605,713
American Homes 4 Rent LP
3.38%, 07/15/51	425	291,878
4.30%, 04/15/52	310	249,914
American Tower Corp.
2.95%, 01/15/51(b)	1,063	702,193
3.10%, 06/15/50	1,042	710,203
3.70%, 10/15/49	589	446,679
AvalonBay Communities Inc.
3.90%, 10/15/46	346	281,579
4.15%, 07/01/47	260	220,044
4.35%, 04/15/48	303	263,547
Brixmor Operating Partnership LP, 5.75%, 02/15/35(b)	205	212,158
Camden Property Trust, 3.35%, 11/01/49	329	236,986
Crown Castle Inc.
2.90%, 04/01/41	1,153	835,737
3.25%, 01/15/51(b)	925	641,684
4.00%, 11/15/49	477	379,343
4.15%, 07/01/50	605	495,185
4.75%, 05/15/47(b)	312	276,307
5.20%, 02/15/49	391	368,877
Equinix Inc.
2.95%, 09/15/51	533	346,051
3.00%, 07/15/50	528	350,668
3.40%, 02/15/52	518	368,267
ERP Operating LP
4.00%, 08/01/47	295	238,525
4.50%, 07/01/44	682	613,541
4.50%, 06/01/45	312	274,942
Essex Portfolio LP
2.65%, 09/01/50(b)	424	259,090
4.50%, 03/15/48	272	235,956
Federal Realty OP LP
3.63%, 08/01/46	274	192,475
4.50%, 12/01/44(b)	528	439,200
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	$285	$292,345
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)(b)	203	183,851
Healthpeak OP LLC, 6.75%, 02/01/41	284	317,608
Host Hotels & Resorts LP, 5.50%, 04/15/35	345	341,788
Kilroy Realty LP, 6.25%, 01/15/36	310	307,713
Kimco Realty OP LLC
3.70%, 10/01/49	407	310,593
4.13%, 12/01/46	286	228,308
4.25%, 04/01/45	495	416,589
4.45%, 09/01/47	358	301,361
Mid-America Apartments LP, 2.88%, 09/15/51	280	181,254
NNN REIT Inc.
3.00%, 04/15/52(b)	505	325,380
3.10%, 04/15/50	360	240,914
3.50%, 04/15/51	424	306,529
4.80%, 10/15/48	296	263,715
Prologis LP
2.13%, 10/15/50	563	313,191
3.00%, 04/15/50	724	494,706
3.05%, 03/01/50	378	259,149
4.38%, 09/15/48	340	298,400
5.00%, 01/31/35	450	453,380
5.25%, 06/15/53	883	874,466
5.25%, 03/15/54(b)	810	803,334
Public Storage Operating Co., 5.35%, 08/01/53	972	980,897
Realty Income Corp.
4.65%, 03/15/47	544	492,586
5.38%, 09/01/54	120	118,351
5.88%, 03/15/35	210	220,164
Regency Centers LP
4.40%, 02/01/47(b)	439	375,134
4.65%, 03/15/49	308	269,593
Simon Property Group LP
3.25%, 09/13/49(b)	1,294	918,219
3.80%, 07/15/50	729	566,108
4.25%, 10/01/44	387	330,027
4.25%, 11/30/46(b)	430	363,715
4.75%, 03/15/42	443	409,814
5.85%, 03/08/53	640	668,590
6.65%, 01/15/54(b)	482	559,669
6.75%, 02/01/40(b)	540	612,355
Trust Fibra Uno
6.39%, 01/15/50(a)	505	421,281
6.95%, 01/30/44(a)	460	422,480
UDR Inc., 3.10%, 11/01/34	250	209,552
Ventas Realty LP
4.38%, 02/01/45(b)	312	264,421
4.88%, 04/15/49	267	241,060
5.70%, 09/30/43	268	271,182
VICI Properties LP
5.63%, 05/15/52	772	731,717
6.13%, 04/01/54(b)	567	578,309
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	423	340,547
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(a)	487	391,455
Welltower OP LLC
4.95%, 09/01/48	489	462,507
5.13%, 03/15/43	260	244,556
6.50%, 03/15/41	360	398,232
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co., 4.00%, 03/09/52	$486	$380,407
		34,156,842
Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41(a)	676	464,043
2.80%, 02/10/51(a)	1,450	902,230
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)	321	249,857
3.63%, 05/13/51(a)(b)	535	394,296
3.80%, 01/25/50(a)	623	481,366
4.50%, 07/26/47(a)	544	472,081
5.62%, 02/12/54(a)(b)	715	725,156
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	795	596,570
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	595	459,163
Darden Restaurants Inc., 4.55%, 02/15/48	314	266,557
Dick's Sporting Goods Inc., 4.10%, 01/15/52	841	630,969
Dollar General Corp.
4.13%, 04/03/50	456	353,659
5.50%, 11/01/52(b)	255	241,580
Dollar Tree Inc., 3.38%, 12/01/51	437	292,555
Home Depot Inc. (The)
2.38%, 03/15/51	1,344	818,268
2.75%, 09/15/51	1,105	725,342
3.13%, 12/15/49	1,263	906,538
3.30%, 04/15/40	1,176	962,280
3.35%, 04/15/50	1,541	1,152,429
3.50%, 09/15/56	895	672,034
3.63%, 04/15/52	1,443	1,122,149
3.90%, 06/15/47	1,087	905,572
4.20%, 04/01/43	988	877,856
4.25%, 04/01/46	1,650	1,461,734
4.40%, 03/15/45	1,052	954,886
4.50%, 12/06/48	1,516	1,380,313
4.88%, 02/15/44	900	868,642
4.95%, 09/15/52(b)	1,035	1,002,208
5.30%, 06/25/54	930	949,334
5.40%, 09/15/40	499	519,450
5.40%, 06/25/64	415	426,636
5.88%, 12/16/36	2,848	3,133,818
5.95%, 04/01/41	897	988,476
Lowe's Companies Inc.
2.80%, 09/15/41	957	682,061
3.00%, 10/15/50	1,695	1,117,986
3.50%, 04/01/51	574	413,129
3.70%, 04/15/46	1,329	1,020,105
4.05%, 05/03/47	1,445	1,170,379
4.25%, 04/01/52	1,439	1,180,314
4.38%, 09/15/45	508	435,535
4.45%, 04/01/62	1,180	963,252
4.55%, 04/05/49	662	571,905
4.65%, 04/15/42	389	354,895
5.00%, 04/15/40	345	333,561
5.00%, 09/15/43	115	108,952
5.13%, 04/15/50	469	444,684
5.50%, 10/15/35	369	386,946
5.63%, 04/15/53	1,450	1,466,327
5.75%, 07/01/53(b)	504	518,042
5.80%, 10/15/36	250	267,584
5.80%, 09/15/62	909	926,489

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.85%, 04/01/63	$407	$416,413
McDonald's Corp.
3.63%, 05/01/43	331	266,516
3.63%, 09/01/49	1,713	1,306,530
3.70%, 02/15/42	573	469,644
4.20%, 04/01/50	807	675,860
4.45%, 03/01/47	1,250	1,102,833
4.45%, 09/01/48	816	719,107
4.60%, 05/26/45	646	587,206
4.70%, 12/09/35(b)	701	696,630
4.88%, 07/15/40	204	196,585
4.88%, 12/09/45	1,346	1,269,273
5.15%, 09/09/52	741	720,284
5.45%, 08/14/53(b)	778	787,712
5.70%, 02/01/39	310	330,582
6.30%, 10/15/37	772	865,119
6.30%, 03/01/38	692	773,922
Starbucks Corp.
3.35%, 03/12/50	615	441,561
3.50%, 11/15/50	1,279	947,958
3.75%, 12/01/47	504	391,538
4.30%, 06/15/45	361	310,895
4.45%, 08/15/49	978	847,648
4.50%, 11/15/48	934	818,385
Target Corp.
2.95%, 01/15/52	1,220	836,044
3.63%, 04/15/46	672	542,816
3.90%, 11/15/47	552	458,998
4.00%, 07/01/42	894	789,362
4.80%, 01/15/53(b)	1,120	1,072,845
6.50%, 10/15/37	284	327,222
7.00%, 01/15/38	350	424,093
Tiffany & Co., 4.90%, 10/01/44(b)	301	294,429
TJX Companies Inc. (The), 4.50%, 04/15/50	390	362,107
Walmart Inc.
2.50%, 09/22/41	890	650,184
2.65%, 09/22/51	1,556	1,039,054
2.95%, 09/24/49	641	464,810
3.63%, 12/15/47	502	412,140
3.95%, 06/28/38	499	470,510
4.00%, 04/11/43	355	317,040
4.05%, 06/29/48	1,630	1,434,808
4.30%, 04/22/44(b)	360	336,486
4.50%, 09/09/52	971	915,373
4.50%, 04/15/53(b)	1,421	1,337,052
4.88%, 07/08/40(b)	170	170,718
5.00%, 10/25/40	365	371,662
5.25%, 09/01/35	1,211	1,299,105
5.63%, 04/01/40(b)	525	576,248
5.63%, 04/15/41(b)	180	196,173
6.20%, 04/15/38	730	844,406
6.50%, 08/15/37	925	1,092,973
		70,699,052
Semiconductors — 2.3%
Advanced Micro Devices Inc., 4.39%, 06/01/52(b)	451	413,006
Analog Devices Inc.
2.80%, 10/01/41	688	507,076
2.95%, 10/01/51	1,090	755,279
5.30%, 12/15/45	375	380,392
5.30%, 04/01/54	610	624,226
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials Inc.
2.75%, 06/01/50	$1,014	$692,874
4.35%, 04/01/47	965	877,166
5.10%, 10/01/35(b)	551	574,447
5.85%, 06/15/41	510	560,157
Broadcom Inc.
3.14%, 11/15/35(a)	3,194	2,670,146
3.19%, 11/15/36(a)	2,684	2,220,808
3.50%, 02/15/41(a)	2,775	2,217,205
3.75%, 02/15/51(a)	1,551	1,205,671
4.93%, 05/15/37(a)	2,449	2,392,589
Foundry JV Holdco LLC
6.25%, 01/25/35(a)	425	436,166
6.40%, 01/25/38(a)	361	373,614
Intel Corp.
2.80%, 08/12/41	660	450,875
3.05%, 08/12/51	1,224	760,419
3.10%, 02/15/60	983	578,158
3.20%, 08/12/61	725	426,080
3.25%, 11/15/49	1,887	1,226,445
3.73%, 12/08/47	1,921	1,370,992
4.10%, 05/19/46	1,269	980,257
4.10%, 05/11/47	936	720,368
4.25%, 12/15/42(b)	550	449,350
4.60%, 03/25/40	724	638,796
4.75%, 03/25/50	2,120	1,778,661
4.80%, 10/01/41	734	650,299
4.90%, 07/29/45(b)	821	717,884
4.90%, 08/05/52	1,658	1,413,127
4.95%, 03/25/60	1,053	888,367
5.05%, 08/05/62	940	790,277
5.60%, 02/21/54	1,057	1,002,074
5.63%, 02/10/43	940	912,515
5.70%, 02/10/53	1,895	1,812,282
5.90%, 02/10/63(b)	1,151	1,118,314
KLA Corp.
3.30%, 03/01/50	759	561,155
4.95%, 07/15/52	1,477	1,433,486
5.00%, 03/15/49	395	383,989
5.25%, 07/15/62(b)	738	739,059
5.65%, 11/01/34(b)	220	236,115
Lam Research Corp.
2.88%, 06/15/50(b)	873	596,621
3.13%, 06/15/60	489	327,375
4.88%, 03/15/49	713	684,559
Micron Technology Inc.
3.37%, 11/01/41	519	390,266
3.48%, 11/01/51(b)	511	363,110
NVIDIA Corp.
3.50%, 04/01/40	839	726,357
3.50%, 04/01/50	1,983	1,606,838
3.70%, 04/01/60	553	449,095
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	560	410,664
3.25%, 05/11/41	931	708,252
3.25%, 11/30/51	521	358,880
Qualcomm Inc.
3.25%, 05/20/50	839	620,199
4.30%, 05/20/47	1,468	1,307,182
4.50%, 05/20/52(b)	939	849,106
4.65%, 05/20/35	909	916,833
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.80%, 05/20/45	$1,443	$1,394,333
6.00%, 05/20/53	1,198	1,342,386
Texas Instruments Inc.
2.70%, 09/15/51(b)	486	322,986
3.88%, 03/15/39	684	628,476
4.10%, 08/16/52	241	208,459
4.15%, 05/15/48	1,417	1,240,458
5.00%, 03/14/53	743	734,888
5.05%, 05/18/63	1,472	1,447,487
5.15%, 02/08/54	710	718,039
TSMC Arizona Corp.
3.13%, 10/25/41	400	322,424
3.25%, 10/25/51	1,079	834,516
4.50%, 04/22/52(b)	710	686,227
		59,136,182
Software — 2.6%
Electronic Arts Inc., 2.95%, 02/15/51	564	385,077
Fidelity National Information Services Inc.
3.10%, 03/01/41	643	483,021
4.50%, 08/15/46	310	265,960
5.63%, 07/15/52(b)	260	269,077
Series 30Y, 4.75%, 05/15/48(b)	260	225,739
Fiserv Inc., 4.40%, 07/01/49	1,930	1,654,536
Intuit Inc., 5.50%, 09/15/53	1,283	1,350,125
Microsoft Corp.
2.50%, 09/15/50	1,406	924,319
2.53%, 06/01/50	5,931	3,950,296
2.68%, 06/01/60	3,491	2,265,614
2.92%, 03/17/52	5,889	4,261,952
3.04%, 03/17/62	1,789	1,253,386
3.45%, 08/08/36(b)	1,790	1,637,067
3.50%, 02/12/35(b)	1,351	1,273,247
3.50%, 11/15/42	471	407,705
3.70%, 08/08/46	1,684	1,452,523
3.75%, 02/12/45(b)	477	422,058
3.95%, 08/08/56	441	381,069
4.00%, 02/12/55	531	474,523
4.10%, 02/06/37	756	742,429
4.20%, 11/03/35	683	682,909
4.25%, 02/06/47(b)	1,039	1,005,436
4.45%, 11/03/45(b)	975	960,349
4.50%, 10/01/40	358	362,500
4.50%, 06/15/47	345	331,777
4.50%, 02/06/57	695	674,589
4.75%, 11/03/55	306	309,371
5.20%, 06/01/39(b)	446	485,297
5.30%, 02/08/41(b)	566	647,647
Oracle Corp.
3.60%, 04/01/40	2,833	2,281,807
3.60%, 04/01/50(b)	4,422	3,228,494
3.65%, 03/25/41	2,172	1,734,900
3.80%, 11/15/37	1,761	1,513,955
3.85%, 07/15/36	1,137	999,682
3.85%, 04/01/60(b)	3,278	2,368,303
3.90%, 05/15/35	1,315	1,187,107
3.95%, 03/25/51	3,115	2,408,728
4.00%, 07/15/46	3,004	2,390,557
4.00%, 11/15/47(b)	2,222	1,755,789
4.10%, 03/25/61	1,459	1,101,854
4.13%, 05/15/45	1,857	1,514,977
4.38%, 05/15/55	1,175	965,268
Security	Par (000)	Value
Software (continued)
4.50%, 07/08/44	$887	$767,665
5.38%, 07/15/40	2,015	1,992,457
5.55%, 02/06/53(b)	2,162	2,142,859
6.13%, 07/08/39	1,041	1,122,894
6.50%, 04/15/38(b)	1,266	1,411,062
6.90%, 11/09/52	2,320	2,702,261
Roper Technologies Inc., 4.90%, 10/15/34	25	24,772
Salesforce Inc.
2.70%, 07/15/41	1,004	737,310
2.90%, 07/15/51	2,070	1,404,249
3.05%, 07/15/61	1,173	760,012
		66,056,560
Telecommunications — 5.6%
America Movil SAB de CV
4.38%, 07/16/42	1,057	933,163
4.38%, 04/22/49(b)	1,248	1,098,977
6.13%, 11/15/37	254	274,069
6.13%, 03/30/40	1,749	1,883,766
6.38%, 03/01/35	884	979,434
AT&T Inc.
3.10%, 02/01/43	961	717,525
3.30%, 02/01/52(b)	987	687,622
3.50%, 06/01/41(b)	2,336	1,863,768
3.50%, 09/15/53(b)	6,748	4,800,666
3.50%, 02/01/61	699	480,411
3.55%, 09/15/55	7,371	5,211,365
3.65%, 06/01/51	3,058	2,269,066
3.65%, 09/15/59	6,187	4,363,940
3.80%, 12/01/57	5,713	4,187,386
3.85%, 06/01/60	1,402	1,025,550
4.30%, 12/15/42	1,346	1,168,074
4.35%, 06/15/45	1,174	1,013,812
4.50%, 05/15/35	2,285	2,181,295
4.50%, 03/09/48	1,346	1,160,637
4.55%, 03/09/49	919	794,167
4.65%, 06/01/44	657	584,579
4.75%, 05/15/46	1,855	1,679,550
4.80%, 06/15/44	568	516,223
4.85%, 03/01/39	1,010	971,709
4.85%, 07/15/45(b)	329	300,449
4.90%, 08/15/37	646	628,368
5.15%, 03/15/42	271	262,828
5.15%, 11/15/46	774	741,701
5.15%, 02/15/50(b)	542	516,375
5.25%, 03/01/37	1,014	1,022,881
5.35%, 09/01/40	583	580,693
5.45%, 03/01/47(b)	564	564,120
5.55%, 08/15/41	437	442,391
5.65%, 02/15/47(b)	810	838,273
5.70%, 03/01/57	300	299,498
6.00%, 08/15/40(b)	350	367,460
6.25%, 03/29/41(b)	260	276,052
6.30%, 01/15/38	484	539,511
6.38%, 03/01/41	356	388,134
6.55%, 02/15/39	320	358,485
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	644	486,097
4.30%, 07/29/49	604	511,653
4.46%, 04/01/48	1,121	974,528
5.55%, 02/15/54	697	706,372
Series US-4, 3.65%, 03/17/51(b)	516	390,505

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Series US-6, 3.20%, 02/15/52	$492	$339,408
British Telecommunications PLC, 4.25%, 11/08/49(a)	285	236,755
Cisco Systems Inc.
5.30%, 02/26/54(b)	1,832	1,891,340
5.35%, 02/26/64	914	944,192
5.50%, 01/15/40	1,710	1,814,299
5.90%, 02/15/39	1,952	2,159,820
Corning Inc.
3.90%, 11/15/49	370	296,992
4.38%, 11/15/57	843	694,978
4.70%, 03/15/37(b)	270	261,417
4.75%, 03/15/42	576	531,760
5.35%, 11/15/48	587	581,577
5.45%, 11/15/79(b)	934	907,014
5.75%, 08/15/40	271	279,992
5.85%, 11/15/68(b)	216	223,311
7.25%, 08/15/36(b)	255	266,975
Deutsche Telekom AG, 3.63%, 01/21/50(a)	1,095	831,103
Deutsche Telekom International Finance BV
4.75%, 06/21/38(a)	511	491,327
4.88%, 03/06/42(a)	807	760,528
Juniper Networks Inc., 5.95%, 03/15/41	439	448,019
Motorola Solutions Inc., 5.50%, 09/01/44(b)	376	379,086
Nokia OYJ, 6.63%, 05/15/39	465	491,632
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	493	471,673
Orange SA
5.38%, 01/13/42	763	758,775
5.50%, 02/06/44	714	722,305
Rogers Communications Inc.
3.70%, 11/15/49	1,121	830,816
4.30%, 02/15/48	648	532,770
4.35%, 05/01/49	1,265	1,048,680
4.50%, 03/15/42	660	582,462
4.50%, 03/15/43	381	330,800
4.55%, 03/15/52	2,299	1,947,908
5.00%, 03/15/44	933	866,468
5.45%, 10/01/43	641	625,401
7.50%, 08/15/38(b)	203	242,714
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	319	249,994
SES SA, 5.30%, 04/04/43(a)(b)	225	170,370
Telefonica Emisiones SA
4.67%, 03/06/38	444	408,275
4.90%, 03/06/48	1,257	1,116,041
5.21%, 03/08/47	2,427	2,241,076
5.52%, 03/01/49	1,305	1,263,698
7.05%, 06/20/36	1,848	2,096,347
TELUS Corp.
4.30%, 06/15/49	502	411,407
4.60%, 11/16/48	703	607,249
T-Mobile USA Inc.
3.00%, 02/15/41	2,362	1,765,024
3.30%, 02/15/51	2,702	1,908,788
3.40%, 10/15/52	2,799	1,992,917
3.60%, 11/15/60	1,637	1,163,485
4.38%, 04/15/40	1,890	1,703,386
4.50%, 04/15/50	3,051	2,647,249
5.50%, 01/15/55	737	743,791
5.65%, 01/15/53	1,710	1,754,769
Security	Par (000)	Value
Telecommunications (continued)
5.75%, 01/15/54	$1,265	$1,315,322
5.80%, 09/15/62	676	698,050
6.00%, 06/15/54	980	1,058,341
Verizon Communications Inc.
2.65%, 11/20/40	2,710	1,944,624
2.85%, 09/03/41	1,188	869,591
2.88%, 11/20/50(b)	2,454	1,618,857
2.99%, 10/30/56	3,447	2,214,750
3.00%, 11/20/60(b)	1,959	1,231,470
3.40%, 03/22/41	3,442	2,743,445
3.55%, 03/22/51	3,873	2,914,864
3.70%, 03/22/61	3,102	2,284,288
3.85%, 11/01/42	677	563,547
3.88%, 03/01/52	1,106	881,996
4.00%, 03/22/50	1,259	1,027,891
4.13%, 08/15/46	1,012	856,005
4.27%, 01/15/36	1,235	1,164,691
4.40%, 11/01/34	1,587	1,523,314
4.52%, 09/15/48(b)	1,182	1,058,466
4.67%, 03/15/55	699	636,093
4.75%, 11/01/41	446	422,052
4.81%, 03/15/39	1,096	1,055,654
4.86%, 08/21/46	2,277	2,151,817
5.01%, 04/15/49(b)	710	704,266
5.01%, 08/21/54	650	618,270
5.25%, 03/16/37	1,078	1,104,940
5.50%, 03/16/47	423	442,025
5.50%, 02/23/54	1,065	1,092,521
5.85%, 09/15/35	525	558,241
6.55%, 09/15/43	719	822,779
Vodafone Group PLC
4.25%, 09/17/50	1,629	1,329,721
4.88%, 06/19/49	1,716	1,549,854
5.00%, 05/30/38(b)	206	203,280
5.13%, 06/19/59	396	361,221
5.25%, 05/30/48	1,346	1,288,216
5.63%, 02/10/53	848	845,867
5.75%, 06/28/54(b)	1,694	1,715,763
5.75%, 02/10/63	521	516,219
5.88%, 06/28/64	1,065	1,069,943
6.15%, 02/27/37	794	861,885
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(a)	315	241,509
		143,640,939
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44(b)	321	288,652
6.35%, 03/15/40	477	499,958
Mattel Inc.
5.45%, 11/01/41	300	281,757
6.20%, 10/01/40(b)	240	242,807
		1,313,174
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	741	496,232
3.05%, 02/15/51	692	481,791
3.30%, 09/15/51	1,002	733,652
3.55%, 02/15/50	905	702,868
3.90%, 08/01/46	771	639,533
4.05%, 06/15/48	829	702,431
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.13%, 06/15/47	$790	$679,593
4.15%, 04/01/45	1,072	927,880
4.15%, 12/15/48	769	657,412
4.38%, 09/01/42	605	548,998
4.40%, 03/15/42	553	504,148
4.45%, 03/15/43	773	705,599
4.45%, 01/15/53	1,008	903,259
4.55%, 09/01/44	825	756,762
4.70%, 09/01/45	676	631,174
4.90%, 04/01/44	929	895,753
4.95%, 09/15/41	298	291,054
5.05%, 03/01/41	463	458,886
5.15%, 09/01/43	651	654,986
5.20%, 04/15/54	1,221	1,226,984
5.40%, 06/01/41	445	457,302
5.50%, 03/15/55	1,180	1,235,049
5.75%, 05/01/40	652	693,415
6.15%, 05/01/37	558	625,796
6.20%, 08/15/36	290	326,476
Canadian National Railway Co.
2.45%, 05/01/50	413	259,456
3.20%, 08/02/46	652	490,900
3.50%, 11/15/42	188	149,064
3.65%, 02/03/48(b)	704	567,763
4.40%, 08/05/52	794	715,253
4.45%, 01/20/49	701	636,682
4.50%, 11/07/43(b)	168	152,871
6.13%, 11/01/53(b)	425	495,013
6.20%, 06/01/36	425	474,033
6.38%, 11/15/37	324	369,832
6.71%, 07/15/36	242	280,804
Canadian Pacific Railway Co.
3.00%, 12/02/41(b)	971	724,988
3.10%, 12/02/51(b)	1,770	1,231,408
3.50%, 05/01/50	630	474,901
4.20%, 11/15/69	406	321,357
4.30%, 05/15/43	346	305,703
4.70%, 05/01/48	543	496,526
4.80%, 09/15/35	265	260,796
4.80%, 08/01/45	596	558,071
4.95%, 08/15/45	472	445,363
5.75%, 01/15/42	193	193,119
5.95%, 05/15/37	428	457,150
6.13%, 09/15/2115	689	731,118
Central Japan Railway Co., 4.25%, 11/24/45(a)	181	158,745
CSX Corp.
2.50%, 05/15/51(b)	555	344,294
3.35%, 09/15/49(b)	785	578,592
3.80%, 11/01/46(b)	832	673,787
3.80%, 04/15/50	604	489,361
3.95%, 05/01/50	662	546,712
4.10%, 03/15/44	697	601,797
4.25%, 11/01/66(b)	521	427,929
4.30%, 03/01/48	870	758,119
4.40%, 03/01/43	272	245,582
4.50%, 03/15/49	424	379,670
4.50%, 11/15/52(b)	955	859,985
4.50%, 08/01/54	211	188,007
4.65%, 03/01/68	375	332,332
4.75%, 05/30/42	566	535,435
4.75%, 11/15/48	639	594,992
Security	Par (000)	Value
Transportation (continued)
5.50%, 04/15/41	$482	$496,843
6.00%, 10/01/36	368	403,709
6.15%, 05/01/37	736	819,359
6.22%, 04/30/40	634	704,795
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(a)	395	246,108
3.83%, 09/14/61(a)	566	385,177
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	545	372,522
4.70%, 05/07/50(a)(b)	808	690,614
5.00%, 01/25/47(a)	680	608,313
ENA Master Trust, 4.00%, 05/19/48(a)	320	234,528
FedEx Corp.
3.25%, 05/15/41	671	513,295
3.88%, 08/01/42	465	378,602
3.90%, 02/01/35	445	411,031
4.05%, 02/15/48	1,067	862,391
4.10%, 04/15/43	467	390,335
4.10%, 02/01/45	743	610,608
4.40%, 01/15/47	850	722,660
4.50%, 02/01/65(b)	119	100,825
4.55%, 04/01/46	1,209	1,056,756
4.75%, 11/15/45	1,069	961,367
4.95%, 10/17/48(b)	892	821,700
5.10%, 01/15/44	665	637,745
5.25%, 05/15/50(b)	1,270	1,228,568
Norfolk Southern Corp.
2.90%, 08/25/51	580	381,880
3.05%, 05/15/50	863	592,383
3.16%, 05/15/55	712	477,660
3.40%, 11/01/49	432	317,498
3.70%, 03/15/53	453	345,087
3.94%, 11/01/47	776	629,718
3.95%, 10/01/42	681	574,586
4.05%, 08/15/52	823	671,980
4.10%, 05/15/49	469	387,609
4.10%, 05/15/2121	375	285,721
4.15%, 02/28/48	685	577,517
4.45%, 06/15/45	549	489,767
4.55%, 06/01/53	735	650,426
4.65%, 01/15/46	556	504,492
4.80%, 08/15/43(b)	230	207,700
4.84%, 10/01/41	477	454,119
5.10%, 12/31/49	215	193,274
5.35%, 08/01/54(b)	961	964,193
5.95%, 03/15/64	590	638,279
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	230	239,255
TTX Co.
3.90%, 02/01/45(a)	375	311,583
4.20%, 07/01/46(a)	440	378,170
4.60%, 02/01/49(a)	341	316,837
4.65%, 06/15/44(a)	240	214,439
5.65%, 12/01/52(a)	255	271,551
Union Pacific Corp.
2.89%, 04/06/36	615	519,063
2.95%, 03/10/52	867	593,463
2.97%, 09/16/62	1,021	639,317
3.20%, 05/20/41	803	634,001
3.25%, 02/05/50	1,735	1,272,027
3.35%, 08/15/46	319	240,615
3.38%, 02/01/35	405	362,362

2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.38%, 02/14/42	$465	$371,319
3.50%, 02/14/53	1,200	908,248
3.55%, 08/15/39	462	395,647
3.55%, 05/20/61	575	416,640
3.60%, 09/15/37(b)	543	476,838
3.75%, 02/05/70	705	517,553
3.80%, 10/01/51	1,030	825,656
3.80%, 04/06/71	916	681,698
3.84%, 03/20/60	1,748	1,353,340
3.85%, 02/14/72	455	344,140
3.88%, 02/01/55	396	315,757
3.95%, 08/15/59(b)	447	356,671
4.00%, 04/15/47	470	390,876
4.05%, 11/15/45(b)	567	483,274
4.05%, 03/01/46	523	442,944
4.10%, 09/15/67	483	386,237
4.30%, 03/01/49	608	530,675
4.50%, 09/10/48	412	373,230
4.95%, 09/09/52(b)	698	682,240
4.95%, 05/15/53	555	541,959
5.15%, 01/20/63	409	398,639
United Parcel Service Inc.
3.40%, 11/15/46	550	432,015
3.40%, 09/01/49(b)	674	510,084
3.63%, 10/01/42	363	297,266
3.75%, 11/15/47	1,179	941,132
4.25%, 03/15/49	783	677,319
4.88%, 11/15/40	577	562,235
5.05%, 03/03/53	1,094	1,070,745
5.20%, 04/01/40	256	258,894
5.30%, 04/01/50	1,262	1,277,354
5.50%, 05/22/54(b)	1,065	1,108,027
5.60%, 05/22/64	625	652,343
6.20%, 01/15/38	1,436	1,610,881
		85,030,842
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	549	365,449
4.50%, 03/30/45(b)	305	254,073
5.20%, 03/15/44	429	407,625
6.05%, 06/05/54	170	178,053
		1,205,200
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51(b)	480	341,192
3.45%, 05/01/50	470	350,141
3.75%, 09/01/47	715	566,357
4.00%, 12/01/46	345	287,505
Security	Par (000)	Value
Water (continued)
4.15%, 06/01/49	$565	$473,483
4.20%, 09/01/48	760	647,401
4.30%, 12/01/42	431	382,044
4.30%, 09/01/45	401	352,550
5.45%, 03/01/54(b)	590	600,754
6.59%, 10/15/37	552	636,072
Essential Utilities Inc.
3.35%, 04/15/50	546	384,565
4.28%, 05/01/49	590	486,404
5.30%, 05/01/52	455	436,547
		5,945,015
Total Long-Term Investments — 97.3% (Cost: $2,813,036,155)		2,505,539,630
	Shares
Short-Term Securities
Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(g)(h)(i)	214,551,754	214,680,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(g)(h)	33,500,000	33,500,000
Total Short-Term Securities — 9.6% (Cost: $248,051,113)		248,180,485
Total Investments — 106.9% (Cost: $3,061,087,268)		2,753,720,115
Liabilities in Excess of Other Assets — (6.9)%		(178,262,901)
Net Assets — 100.0%		$2,575,457,214

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$233,842,922	$—	$(19,187,255)(a)	$(6,180)	$30,998	$214,680,485	214,551,754	$322,935 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,450,000	22,050,000 (a)	—	—	—	33,500,000	33,500,000	530,910	—
				$(6,180)	$30,998	$248,180,485		$853,845	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,505,539,630	$—	$2,505,539,630
Short-Term Securities
Money Market Funds	248,180,485	—	—	248,180,485
	$248,180,485	$2,505,539,630	$—	$2,753,720,115
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
August 31, 2024

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$11,727,846,916	$20,466,351,336	$13,994,233,018
Investments, at value—affiliated(c)	1,148,957,790	1,624,284,784	1,758,356,441
Cash	99,555	6,234,028	—
Foreign currency, at value(d)	84	56	—
Receivables:
Investments sold	565,013	2,606,632	—
Securities lending income—affiliated	242,759	321,329	363,108
Capital shares sold	1,201,936	6,708,616	9,456,235
Dividends—affiliated	109,932	353,677	523,628
Interest—unaffiliated	141,630,936	221,712,526	162,802,512
Total assets	13,020,654,921	22,328,572,984	15,925,734,942
LIABILITIES
Bank overdraft	—	—	97,343
Collateral on securities loaned, at value	1,102,067,170	1,411,558,339	1,605,438,736
Payables:
Investments purchased	902,833	6,708,616	9,312,476
Capital shares redeemed	—	—	197,426
Investment advisory fees	401,112	704,486	480,030
Total liabilities	1,103,371,115	1,418,971,441	1,615,526,011
Commitments and contingent liabilities
NET ASSETS	$11,917,283,806	$20,909,601,543	$14,310,208,931
NET ASSETS CONSIST OF
Paid-in capital	$12,591,985,772	$21,386,600,365	$15,323,999,390
Accumulated loss	(674,701,966)	(476,998,822)	(1,013,790,459)
NET ASSETS	$11,917,283,806	$20,909,601,543	$14,310,208,931
NET ASSET VALUE
Shares outstanding	229,850,000	400,000,000	269,900,000
Net asset value	$51.85	$52.27	$53.02
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$12,290,574,307	$20,469,032,225	$14,362,499,229
(b) Securities loaned, at value	$1,060,664,555	$1,364,906,627	$1,547,761,519
(c) Investments, at cost—affiliated	$1,148,388,610	$1,623,400,109	$1,757,494,481
(d) Foreign currency, at cost	$78	$53	$—
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
August 31, 2024

iShares 10+ Year Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,505,539,630
Investments, at value—affiliated(c)	248,180,485
Cash	19,032
Receivables:
Investments sold	9,833
Securities lending income—affiliated	43,197
Capital shares sold	326,436
Dividends—affiliated	105,995
Interest—unaffiliated	36,215,423
Total assets	2,790,440,031
LIABILITIES
Collateral on securities loaned, at value	214,622,257
Payables:
Investments purchased	265,484
Capital shares redeemed	9,833
Investment advisory fees	85,243
Total liabilities	214,982,817
Commitments and contingent liabilities
NET ASSETS	$2,575,457,214
NET ASSETS CONSIST OF
Paid-in capital	$2,971,469,298
Accumulated loss	(396,012,084)
NET ASSETS	$2,575,457,214
NET ASSET VALUE
Shares outstanding	49,200,000
Net asset value	$52.35
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$2,813,036,155
(b) Securities loaned, at value	$205,575,928
(c) Investments, at cost—affiliated	$248,051,113
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements

Statements of Operations (unaudited)
Six Months Ended August 31, 2024

	iShares Broad USD Investment Grade Corporate Bond ETF	iShares 1-5 Year Investment Grade Corporate Bond ETF	iShares 5-10 Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$879,570	$2,286,340	$3,161,542
Interest—unaffiliated	248,045,019	414,895,383	292,736,477
Securities lending income—affiliated—net	1,508,985	1,846,448	2,245,982
Other income—unaffiliated	2,531	5,276	7,165
Total investment income	250,436,105	419,033,447	298,151,166
EXPENSES
Investment advisory	2,230,161	4,183,740	2,693,205
Interest expense	—	—	102
Total expenses	2,230,161	4,183,740	2,693,307
Net investment income	248,205,944	414,849,707	295,457,859
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(22,388,772)	(93,485,012)	(126,639,650)
Investments—affiliated	(51,708)	(72,204)	(98,925)
In-kind redemptions—unaffiliated(a)	5,912,454	(14,548,448)	34,403,433
	(16,528,026)	(108,105,664)	(92,335,142)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	354,144,427	583,871,345	596,565,845
Investments—affiliated	172,491	227,160	236,458
Foreign currency translations	2	1	—
	354,316,920	584,098,506	596,802,303
Net realized and unrealized gain	337,788,894	475,992,842	504,467,161
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$585,994,838	$890,842,549	$799,925,020
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended August 31, 2024

iShares 10+ Year Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$530,910
Interest—unaffiliated	57,089,608
Securities lending income—affiliated—net	322,935
Total investment income	57,943,453
EXPENSES
Investment advisory	461,831
Total expenses	461,831
Net investment income	57,481,622
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(19,993,425)
Investments—affiliated	(6,180)
In-kind redemptions—unaffiliated(a)	6,971,826
(13,027,779)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	87,103,609
Investments—affiliated	30,998
87,134,607
Net realized and unrealized gain	74,106,828
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,588,450
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$248,205,944	$392,250,220
Net realized loss	(16,528,026)	(84,015,418)
Net change in unrealized appreciation (depreciation)	354,316,920	234,651,498
Net increase in net assets resulting from operations	585,994,838	542,886,300
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(243,555,233)(b)	(381,607,770)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,096,098,683	2,077,031,907
NET ASSETS
Total increase in net assets	1,438,538,288	2,238,310,437
Beginning of period	10,478,745,518	8,240,435,081
End of period	$11,917,283,806	$10,478,745,518

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares 1-5 Year Investment Grade Corporate Bond ETF		iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$414,849,707	$765,806,591	$295,457,859	$463,497,379
Net realized loss	(108,105,664)	(414,493,038)	(92,335,142)	(306,254,921)
Net change in unrealized appreciation (depreciation)	584,098,506	906,554,641	596,802,303	585,843,598
Net increase in net assets resulting from operations	890,842,549	1,257,868,194	799,925,020	743,086,056
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(414,062,072)(b)	(768,525,086)	(288,717,443)(b)	(456,554,851)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(918,842,253)	(3,385,791,059)	1,259,400,760	1,226,381,589
NET ASSETS
Total increase (decrease) in net assets	(442,061,776)	(2,896,447,951)	1,770,608,337	1,512,912,794
Beginning of period	21,351,663,319	24,248,111,270	12,539,600,594	11,026,687,800
End of period	$20,909,601,543	$21,351,663,319	$14,310,208,931	$12,539,600,594

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$57,481,622	$93,146,880
Net realized loss	(13,027,779)	(44,708,421)
Net change in unrealized appreciation (depreciation)	87,134,607	51,652,429
Net increase in net assets resulting from operations	131,588,450	100,090,888
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(56,008,962)(b)	(90,769,438)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	392,358,505	497,362,943
NET ASSETS
Total increase in net assets	467,937,993	506,684,393
Beginning of period	2,107,519,221	1,600,834,828
End of period	$2,575,457,214	$2,107,519,221

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Broad USD Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$50.35	$49.43	$56.64	$60.09	$60.20	$53.97
Net investment income(a)	1.13	2.09	1.66	1.36	1.67	1.97
Net realized and unrealized gain (loss)(b)	1.49	0.87	(7.28)	(3.43)	(0.06)	6.21
Net increase (decrease) from investment operations	2.62	2.96	(5.62)	(2.07)	1.61	8.18
Distributions from net investment income(c)	(1.12)(d)	(2.04)	(1.59)	(1.38)	(1.72)	(1.95)
Net asset value, end of period	$51.85	$50.35	$49.43	$56.64	$60.09	$60.20
Total Return(e)
Based on net asset value	5.29%(f)	6.14%	(9.99)%	(3.51)%	2.70%	15.41%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.04%	0.06%	0.06%
Net investment income	4.45%(h)	4.20%	3.27%	2.27%	2.77%	3.44%
Supplemental Data
Net assets, end of period (000)	$11,917,284	$10,478,746	$8,240,435	$6,582,071	$5,913,258	$4,277,259
Portfolio turnover rate(i)	6%	10%	11%	12%	13%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 1-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$51.07	$49.89	$52.72	$54.88	$54.36	$52.28
Net investment income(a)	1.03	1.71	1.11	0.81	1.19	1.64
Net realized and unrealized gain(b)	1.19	1.18	(2.86)	(2.02)	0.60	2.08
Net increase from investment operations	2.22	2.89	(1.75)	(1.21)	1.79	3.72
Distributions(c)
From net investment income	(1.02)(d)	(1.71)	(1.07)	(0.86)	(1.27)	(1.64)
From net realized gain	—	—	(0.01)	(0.09)	—	—
Total distributions	(1.02)	(1.71)	(1.08)	(0.95)	(1.27)	(1.64)
Net asset value, end of period	$52.27	$51.07	$49.89	$52.72	$54.88	$54.36
Total Return(e)
Based on net asset value	4.41%(f)	5.91%	(3.32)%	(2.20)%	3.32%	7.21%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.05%	0.06%	0.06%	0.06%
Net investment income	3.97%(h)	3.39%	2.21%	1.50%	2.18%	3.08%
Supplemental Data
Net assets, end of period (000)	$20,909,602	$21,351,663	$24,248,111	$22,436,202	$22,726,686	$14,260,460
Portfolio turnover rate(i)	15%	25%	26%	30%	29%	38%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 5-10 Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$51.10	$49.83	$56.71	$60.34	$59.76	$53.88
Net investment income(a)	1.14	2.02	1.57	1.34	1.58	2.00
Net realized and unrealized gain (loss)(b)	1.90	1.25	(6.91)	(3.49)	0.65	5.86
Net increase (decrease) from investment operations	3.04	3.27	(5.34)	(2.15)	2.23	7.86
Distributions(c)
From net investment income	(1.12)(d)	(2.00)	(1.54)	(1.35)	(1.65)	(1.98)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions	(1.12)	(2.00)	(1.54)	(1.48)	(1.65)	(1.98)
Net asset value, end of period	$53.02	$51.10	$49.83	$56.71	$60.34	$59.76
Total Return(e)
Based on net asset value	6.06%(f)	6.71%	(9.47)%	(3.62)%	3.79%	14.83%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.05%	0.06%	0.06%	0.06%
Net investment income	4.39%(h)	4.02%	3.07%	2.24%	2.64%	3.49%
Supplemental Data
Net assets, end of period (000)	$14,310,209	$12,539,601	$11,026,688	$11,188,899	$11,063,433	$9,387,751
Portfolio turnover rate(i)	10%	21%	24%	27%	23%	26%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2024 iShares Semi-Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares 10+ Year Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$50.78	$50.34	$63.42	$68.68	$70.27	$57.73
Net investment income(a)	1.27	2.47	2.27	2.18	2.31	2.54
Net realized and unrealized gain (loss)(b)	1.55	0.39	(13.06)	(5.24)	(1.57)	12.48
Net increase (decrease) from investment operations	2.82	2.86	(10.79)	(3.06)	0.74	15.02
Distributions from net investment income(c)	(1.25)(d)	(2.42)	(2.29)	(2.20)	(2.33)	(2.48)
Net asset value, end of period	$52.35	$50.78	$50.34	$63.42	$68.68	$70.27
Total Return(e)
Based on net asset value	5.68%(f)	5.87%	(17.18)%	(4.62)%	1.05%	26.50%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.05%	0.06%	0.06%	0.06%
Net investment income	4.98%(h)	4.93%	4.26%	3.18%	3.32%	3.89%
Supplemental Data
Net assets, end of period (000)	$2,575,457	$2,107,519	$1,600,835	$1,991,416	$2,403,908	$2,122,014
Portfolio turnover rate(i)	3%	7%	9%	9%	10%	15%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Broad USD Investment Grade Corporate Bond	Diversified
1-5 Year Investment Grade Corporate Bond	Diversified
5-10 Year Investment Grade Corporate Bond	Diversified
10+ Year Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not

2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD Investment Grade Corporate Bond
Barclays Bank PLC	$149,946,300	$(149,946,300)	$—	$—
Barclays Capital, Inc.	38,661,268	(38,661,268)	—	—
BMO Capital Markets Corp.	8,123,676	(8,123,676)	—	—
BNP Paribas SA	144,531,673	(144,531,673)	—	—
BofA Securities, Inc.	58,766,963	(58,766,963)	—	—
Citadel Clearing LLC	781,341	(781,341)	—	—
Citigroup Global Markets, Inc.	37,521,541	(37,521,541)	—	—
Deutsche Bank Securities, Inc.	33,415,708	(33,415,708)	—	—
Goldman Sachs & Co. LLC	57,940,656	(57,940,656)	—	—
HSBC Securities (USA), Inc.	9,301,143	(9,301,143)	—	—
J.P. Morgan Securities LLC	243,014,960	(243,014,960)	—	—
Jefferies LLC	6,747,705	(6,747,705)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	8,394,026	(8,394,026)	—	—
Morgan Stanley	102,625,479	(102,625,479)	—	—
Nomura Securities International, Inc.	13,100,803	(13,100,803)	—	—
Pershing LLC	25,279,586	(25,279,586)	—	—
RBC Capital Markets LLC	37,049,020	(37,049,020)	—	—
Scotia Capital (USA), Inc.	5,794,407	(5,794,407)	—	—
State Street Bank & Trust Co.	14,592,791	(14,592,791)	—	—
TD Securities (USA) LLC	3,932,287	(3,932,287)	—	—
Toronto-Dominion Bank	7,277,486	(7,277,486)	—	—
UBS AG	1,526,158	(1,526,158)	—	—
UBS Securities LLC	11,366,599	(11,366,599)	—	—
Wells Fargo Bank N.A.	2,553,193	(2,553,193)	—	—
Wells Fargo Securities LLC	38,419,786	(38,419,786)	—	—
	$1,060,664,555	$(1,060,664,555)	$—	$—

2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
1-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$180,683,938	$(180,683,938)	$—	$—
Barclays Capital, Inc.	30,092,310	(30,092,310)	—	—
BMO Capital Markets Corp.	15,282,767	(15,282,767)	—	—
BNP Paribas SA	126,553,212	(126,553,212)	—	—
BofA Securities, Inc.	92,028,144	(92,028,144)	—	—
Citigroup Global Markets, Inc.	75,896,277	(75,896,277)	—	—
Deutsche Bank Securities, Inc.	51,787,686	(51,787,686)	—	—
Goldman Sachs & Co. LLC	82,113,882	(82,113,882)	—	—
HSBC Securities (USA), Inc.	12,915,725	(12,915,725)	—	—
J.P. Morgan Securities LLC	320,568,241	(320,568,241)	—	—
Jefferies LLC	5,383,961	(5,383,961)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	7,398,552	(7,398,552)	—	—
Morgan Stanley	163,951,597	(163,951,597)	—	—
Nomura Securities International, Inc.	25,430,564	(25,430,564)	—	—
Pershing LLC	38,068,802	(38,068,802)	—	—
RBC Capital Markets LLC	37,902,848	(37,902,848)	—	—
Scotia Capital (USA), Inc.	15,314,053	(15,314,053)	—	—
State Street Bank & Trust Co.	15,600,484	(15,600,484)	—	—
TD Securities (USA) LLC	2,980,357	(2,980,357)	—	—
Toronto-Dominion Bank	18,830,891	(18,830,891)	—	—
UBS AG	4,732,522	(4,732,522)	—	—
UBS Securities LLC	16,971,977	(16,971,977)	—	—
Wells Fargo Bank N.A.	442,841	(442,841)	—	—
Wells Fargo Securities LLC	23,974,996	(23,974,996)	—	—
	$1,364,906,627	$(1,364,906,627)	$—	$—
5-10 Year Investment Grade Corporate Bond
Barclays Bank PLC	$182,453,584	$(182,453,584)	$—	$—
Barclays Capital, Inc.	54,104,154	(54,104,154)	—	—
BMO Capital Markets Corp.	32,657,189	(32,657,189)	—	—
BNP Paribas SA	165,332,955	(165,332,955)	—	—
BofA Securities, Inc.	73,087,030	(73,087,030)	—	—
Citadel Clearing LLC	4,784,293	(4,784,293)	—	—
Citigroup Global Markets, Inc.	49,265,857	(49,265,857)	—	—
Deutsche Bank Securities, Inc.	77,729,544	(77,729,544)	—	—
Goldman Sachs & Co. LLC	106,007,188	(106,007,188)	—	—
HSBC Securities (USA), Inc.	50,698,459	(50,698,459)	—	—
J.P. Morgan Securities LLC	250,861,274	(250,861,274)	—	—
Jefferies LLC	13,707,571	(13,707,571)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	37,282,879	(37,282,879)	—	—
Morgan Stanley	131,268,711	(131,268,711)	—	—
Nomura Securities International, Inc.	23,897,640	(23,897,640)	—	—
Pershing LLC	20,643,993	(20,643,993)	—	—
RBC Capital Markets LLC	88,301,186	(88,301,186)	—	—
Scotia Capital (USA), Inc.	12,131,561	(12,131,561)	—	—
State Street Bank & Trust Co.	28,871,909	(28,871,909)	—	—
TD Securities (USA) LLC	7,430,873	(7,430,873)	—	—
Toronto-Dominion Bank	13,232,331	(13,232,331)	—	—
UBS AG	1,207,077	(1,207,077)	—	—
UBS Securities LLC	29,386,667	(29,386,667)	—	—
Wells Fargo Bank N.A.	435,073	(435,073)	—	—
Wells Fargo Securities LLC	92,982,521	(92,982,521)	—	—
	$1,547,761,519	$(1,547,761,519)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
10+ Year Investment Grade Corporate Bond
Barclays Bank PLC	$37,704,418	$(37,704,418)	$—	$—
BMO Capital Markets Corp.	94,245	(94,245)	—	—
BNP Paribas SA	51,224,015	(51,224,015)	—	—
BofA Securities, Inc.	8,764,350	(8,764,350)	—	—
Citigroup Global Markets, Inc.	4,509,562	(4,509,562)	—	—
Deutsche Bank Securities, Inc.	4,340,063	(4,340,063)	—	—
Goldman Sachs & Co. LLC	10,615,708	(10,615,708)	—	—
HSBC Securities (USA), Inc.	956,157	(956,157)	—	—
J.P. Morgan Securities LLC	47,202,269	(47,202,269)	—	—
Jefferies LLC	959,117	(959,117)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,126,808	(1,126,808)	—	—
Morgan Stanley	14,705,515	(14,705,515)	—	—
Nomura Securities International, Inc.	1,959,488	(1,959,488)	—	—
Pershing LLC	4,023,652	(4,023,652)	—	—
RBC Capital Markets LLC	2,825,042	(2,825,042)	—	—
Scotia Capital (USA), Inc.	732,538	(732,538)	—	—
State Street Bank & Trust Co.	5,181,381	(5,181,381)	—	—
Toronto-Dominion Bank	225,481	(225,481)	—	—
UBS AG	400,191	(400,191)	—	—
UBS Securities LLC	934,312	(934,312)	—	—
Wells Fargo Bank N.A.	377,632	(377,632)	—	—
Wells Fargo Securities LLC	6,713,984	(6,713,984)	—	—
	$205,575,928	$(205,575,928)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Broad USD Investment Grade Corporate Bond	0.04%
1-5 Year Investment Grade Corporate Bond	0.04
5-10 Year Investment Grade Corporate Bond	0.04
10+ Year Investment Grade Corporate Bond	0.04
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash

2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Broad USD Investment Grade Corporate Bond	$529,716
1-5 Year Investment Grade Corporate Bond	647,586
5-10 Year Investment Grade Corporate Bond	777,996
10+ Year Investment Grade Corporate Bond	114,719
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities	Other Securities
iShares ETF	Sales	Purchases	Sales
Broad USD Investment Grade Corporate Bond	$196,638	$685,950,461	$697,541,156
1-5 Year Investment Grade Corporate Bond	—	3,085,617,917	3,281,102,853
5-10 Year Investment Grade Corporate Bond	—	1,303,007,624	1,395,343,327
10+ Year Investment Grade Corporate Bond	—	68,447,460	73,204,628
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Broad USD Investment Grade Corporate Bond	$1,446,843,717	$385,024,072
1-5 Year Investment Grade Corporate Bond	2,729,389,036	3,640,845,803
5-10 Year Investment Grade Corporate Bond	3,298,873,016	2,079,431,196
10+ Year Investment Grade Corporate Bond	1,056,419,213	675,895,145
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Broad USD Investment Grade Corporate Bond	$(133,995,749)
1-5 Year Investment Grade Corporate Bond	(419,486,614)
5-10 Year Investment Grade Corporate Bond	(597,245,704)
10+ Year Investment Grade Corporate Bond	(85,136,614)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Broad USD Investment Grade Corporate Bond	$13,444,870,122	$115,974,210	$(684,039,626)	$(568,065,416)
1-5 Year Investment Grade Corporate Bond	22,104,870,329	275,065,397	(289,299,606)	(14,234,209)
5-10 Year Investment Grade Corporate Bond	16,127,599,775	217,413,150	(592,423,466)	(375,010,316)
10+ Year Investment Grade Corporate Bond	3,061,902,116	10,743,830	(318,925,831)	(308,182,001)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries

2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Broad USD Investment Grade Corporate Bond
Shares sold	29,550,000	$1,489,470,970	66,350,000	$3,297,369,497
Shares redeemed	(7,800,000)	(393,372,287)	(24,950,000)	(1,220,337,590)
	21,750,000	$1,096,098,683	41,400,000	$2,077,031,907
1-5 Year Investment Grade Corporate Bond
Shares sold	54,600,000	$2,797,388,283	164,550,000	$8,289,089,192
Shares redeemed	(72,650,000)	(3,716,230,536)	(232,550,000)	(11,674,880,251)
	(18,050,000)	$(918,842,253)	(68,000,000)	$(3,385,791,059)
5-10 Year Investment Grade Corporate Bond
Shares sold	65,750,000	$3,378,892,816	85,150,000	$4,289,592,867
Shares redeemed	(41,250,000)	(2,119,492,056)	(61,050,000)	(3,063,211,278)
	24,500,000	$1,259,400,760	24,100,000	$1,226,381,589
10+ Year Investment Grade Corporate Bond
Shares sold	21,300,000	$1,082,779,883	37,100,000	$1,865,641,732
Shares redeemed	(13,600,000)	(690,421,378)	(27,400,000)	(1,368,278,789)
	7,700,000	$392,358,505	9,700,000	$497,362,943
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2024 iShares Semi-Annual Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024

2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares 10+ Year Investment Grade Corporate Bond ETF, iShares 1-5 Year Investment Grade Corporate Bond ETF, iShares 5-10 Year Investment Grade Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing

2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

2024 iShares Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report

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August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares ESG Aware 1-5 Year USD Corporate Bond ETF | SUSB | NASDAQ
• iShares ESG Aware U.S. Aggregate Bond ETF | EAGG | NYSE Arca
• iShares ESG Aware USD Corporate Bond ETF | SUSC | NASDAQ

2

Schedule of Investments (unaudited)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28(a)	$250	$250,555
Aerospace & Defense — 0.3%
Hexcel Corp., 4.20%, 02/15/27	930	909,599
Northrop Grumman Corp.
3.20%, 02/01/27	10	9,736
4.60%, 02/01/29	330	332,641
RTX Corp.
2.65%, 11/01/26(a)	50	48,172
3.13%, 05/04/27	20	19,352
3.50%, 03/15/27	65	63,565
4.13%, 11/16/28	360	355,437
5.00%, 02/27/26	34	34,201
5.75%, 11/08/26	460	471,761
5.75%, 01/15/29	360	377,940
		2,622,404
Agriculture — 0.5%
Archer-Daniels-Midland Co., 2.50%, 08/11/26	35	33,802
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	4,425	4,316,394
3.75%, 09/25/27	305	298,969
		4,649,165
Airlines — 0.0%
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	91	84,891
Southwest Airlines Co., 5.13%, 06/15/27	60	60,534
		145,425
Apparel — 0.4%
Tapestry Inc.
4.13%, 07/15/27	20	19,521
7.00%, 11/27/26	25	25,793
7.05%, 11/27/25	175	178,288
7.35%, 11/27/28	518	543,211
VF Corp., 2.80%, 04/23/27	3,030	2,835,025
		3,601,838
Auto Manufacturers — 2.2%
American Honda Finance Corp.
1.00%, 09/10/25	127	122,487
1.30%, 09/09/26	163	153,429
2.00%, 03/24/28	40	36,885
2.25%, 01/12/29	410	375,435
2.30%, 09/09/26	60	57,605
2.35%, 01/08/27	20	19,111
4.70%, 01/12/28(a)	1,830	1,850,676
4.75%, 01/12/26	60	60,209
4.90%, 03/12/27(a)	200	202,805
4.90%, 07/09/27	200	202,988
4.90%, 03/13/29(a)	545	556,150
4.95%, 01/09/26	305	306,732
5.13%, 07/07/28	790	810,863
5.25%, 07/07/26	190	192,863
5.65%, 11/15/28	515	540,424
Cummins Inc.
0.75%, 09/01/25	1,980	1,904,097
4.90%, 02/20/29	2,256	2,313,198
Ford Motor Credit Co. LLC
2.90%, 02/16/28	1,405	1,300,002
2.90%, 02/10/29	15	13,580
Security	Par (000)	Value
Auto Manufacturers (continued)
4.13%, 08/17/27	$1,045	$1,016,430
4.27%, 01/09/27	120	117,613
4.95%, 05/28/27	5	4,973
5.80%, 03/08/29	5	5,091
6.80%, 05/12/28	50	52,460
6.80%, 11/07/28	620	653,365
7.35%, 11/04/27	455	481,664
General Motors Co., 6.80%, 10/01/27	70	73,952
General Motors Financial Co. Inc.
1.50%, 06/10/26	90	85,090
2.35%, 02/26/27	855	809,033
2.40%, 10/15/28	175	159,178
2.70%, 08/20/27	75	71,140
3.85%, 01/05/28	25	24,331
4.00%, 10/06/26	80	78,895
4.30%, 04/06/29	5	4,899
4.35%, 01/17/27	125	123,943
5.00%, 04/09/27	1,180	1,190,117
5.25%, 03/01/26	15	15,072
5.40%, 05/08/27	90	91,621
5.80%, 06/23/28	40	41,324
5.80%, 01/07/29	290	300,236
6.00%, 01/09/28	400	415,098
Honda Motor Co. Ltd., 2.53%, 03/10/27	45	43,096
Toyota Motor Corp., 1.34%, 03/25/26	20	19,074
Toyota Motor Credit Corp.
1.15%, 08/13/27	595	545,116
1.90%, 01/13/27	160	151,563
1.90%, 04/06/28	20	18,430
3.05%, 01/11/28	10	9,599
3.20%, 01/11/27	175	170,864
4.45%, 05/18/26	5	5,006
4.55%, 08/07/26	130	130,509
4.55%, 09/20/27	1,380	1,391,014
4.55%, 08/09/29	50	50,395
4.63%, 01/12/28	28	28,300
4.65%, 01/05/29(a)	5	5,058
5.05%, 05/16/29	145	149,228
5.20%, 05/15/26	175	177,574
5.25%, 09/11/28	170	175,652
5.45%, 11/10/27	35	36,197
Series B, 5.00%, 03/19/27(a)	5	5,094
		19,946,833
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29(a)	860	853,146
BorgWarner Inc.
2.65%, 07/01/27(a)	655	624,059
4.95%, 08/15/29	435	439,093
Lear Corp.
3.80%, 09/15/27	55	53,567
4.25%, 05/15/29	60	58,792
		2,028,657
Banks — 31.3%
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,733	6,477,696
5.38%, 03/13/29	200	206,230
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)(b)	555	576,822
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	505	473,929
1.85%, 03/25/26	1,737	1,659,596
3
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.80%, 02/23/28	$405	$392,980
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)(b)	1,195	1,175,367
4.25%, 04/11/27	570	563,294
4.38%, 04/12/28	420	414,911
5.18%, 11/19/25	412	411,751
5.29%, 08/18/27	20	20,346
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	400	406,883
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	1,017	1,043,105
5.59%, 08/08/28	850	879,396
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	5	5,184
6.61%, 11/07/28	410	441,998
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(b)	470	450,911
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	2,049	1,944,021
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	925	846,751
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	805	767,692
3.25%, 10/21/27	90	87,242
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(b)	2,145	2,067,431
3.50%, 04/19/26	25	24,618
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(b)	350	343,926
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(b)	1,030	1,002,851
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(b)	2,235	2,185,857
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(b)	1,695	1,665,175
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(b)	97	94,993
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(b)	995	967,929
4.25%, 10/22/26	185	183,915
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(b)	1,195	1,182,130
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	1,360	1,352,084
4.45%, 03/03/26	20	19,933
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	1,055	1,065,831
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	470	472,096
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	1,205	1,230,510
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	25	26,109
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	190	199,092
6.22%, 09/15/26	20	20,645
Series L, 4.18%, 11/25/27	1,390	1,376,821
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	808	771,684
Bank of America NA, 5.53%, 08/18/26	55	56,264
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(b)	2,190	2,081,417
1.25%, 09/15/26(a)	1,260	1,180,699
2.65%, 03/08/27	185	177,651
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	90	86,714
5.20%, 02/01/28	1,139	1,164,907
5.27%, 12/11/26	10	10,176
5.30%, 06/05/26	10	10,140
5.37%, 06/04/27(a)	315	323,670
5.72%, 09/25/28	495	516,607
5.92%, 09/25/25	140	141,755
Series H, 4.70%, 09/14/27	100	100,939
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	200	190,063
1.05%, 10/15/26	25	23,367
1.65%, 07/14/28(a)	965	877,503
2.05%, 01/26/27(a)	50	47,568
2.45%, 08/17/26(a)	25	24,109
2.80%, 05/04/26	140	136,393
3.00%, 10/30/28	20	18,901
3.25%, 05/16/27	10	9,739
3.40%, 01/29/28	30	29,080
Security	Par (000)	Value
Banks (continued)
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(b)	$60	$58,553
3.85%, 04/28/28	1,280	1,264,704
3.85%, 04/26/29(a)	10	9,831
3.95%, 11/18/25	105	104,248
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)(b)	20	19,747
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	500	502,478
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	605	609,823
4.89%, 07/21/28, (1-day SOFR +0.840%)(b)	375	378,971
4.95%, 04/26/27, (1-day SOFR + 1.026%)(b)	355	356,971
4.98%, 03/14/30, (1-day SOFR +1.085%)(b)	685	699,855
5.80%, 10/25/28, (1-day SOFR + 1.802%)(b)	215	223,950
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	295	314,846
Series J, 1.90%, 01/25/29	745	676,415
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	4,984	4,734,817
1.30%, 09/15/26(a)	1,290	1,212,486
1.35%, 06/24/26	1,740	1,647,352
1.95%, 02/02/27(a)	165	155,914
2.70%, 08/03/26	1,420	1,374,238
2.95%, 03/11/27	55	53,168
4.50%, 12/16/25	50	49,710
4.75%, 02/02/26	2,820	2,825,646
5.25%, 06/12/28(a)	59	60,655
5.35%, 12/07/26	285	290,541
5.40%, 06/04/27	205	210,100
5.45%, 08/01/29	1,195	1,239,377
Bank OZK, 2.75%, 10/01/31, (3-mo. SOFR + 2.090%)(b)	100	80,125
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(b)	2,345	2,219,380
4.34%, 01/10/28	30	29,504
4.38%, 01/12/26	1,680	1,670,222
4.84%, 05/09/28	837	829,879
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(b)	775	777,488
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(b)	795	791,475
5.20%, 05/12/26	1,105	1,107,935
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	50	50,976
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	335	341,805
5.69%, 03/12/30, (1-day SOFR +1.740%)(b)	1,200	1,236,544
5.83%, 05/09/27, (1-day SOFR + 2.210%)(b)	545	552,901
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	300	317,432
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	200	206,458
7.33%, 11/02/26, (1-year CMT + 3.050%)(b)	20	20,505
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	255	273,952
BPCE SA, 3.38%, 12/02/26	175	171,052
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	940	902,269
1.25%, 06/22/26	240	226,856
3.45%, 04/07/27(a)	360	351,002
5.00%, 04/28/28	742	755,186
5.24%, 06/28/27	325	331,924
5.26%, 04/08/29(a)	1,190	1,222,511
5.62%, 07/17/26	120	122,209
5.93%, 10/02/26	85	87,402
5.99%, 10/03/28(a)	745	784,820
Citibank NA
4.84%, 08/06/29	750	761,045
5.44%, 04/30/26	410	415,928
5.49%, 12/04/26	5	5,111
5.80%, 09/29/28(a)	651	683,192
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	$2,705	$2,569,505
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,525	1,442,552
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,315	1,268,892
3.20%, 10/21/26(a)	55	53,522
3.40%, 05/01/26	110	108,020
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(b)	1,000	968,857
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(b)	245	238,876
3.70%, 01/12/26(a)	2,035	2,009,891
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(b)	1,210	1,190,405
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(b)	1,000	970,324
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(b)	485	476,876
4.13%, 07/25/28	445	437,619
4.30%, 11/20/26	25	24,840
4.45%, 09/29/27	1,170	1,163,604
4.60%, 03/09/26	185	184,525
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	675	676,978
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	215	219,095
5.50%, 09/13/25	427	429,075
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	15	15,109
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	380	377,061
Citizens Financial Group Inc., 5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	30	30,822
Comerica Inc., 4.00%, 02/01/29(a)	10	9,554
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	325	329,692
Deutsche Bank AG, 4.10%, 01/13/26(a)	560	556,253
Deutsche Bank AG/New York
1.69%, 03/19/26	270	258,523
2.13%, 11/24/26, (1-day SOFR + 1.870%)(b)	1,445	1,392,069
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	670	631,237
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	695	656,957
4.10%, 01/13/26(a)	973	961,014
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	20	19,473
5.41%, 05/10/29	255	262,781
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	185	194,743
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	1,100	1,170,869
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	320	332,036
Discover Bank
3.45%, 07/27/26	149	144,817
4.25%, 03/13/26	300	296,999
4.65%, 09/13/28	1,380	1,375,118
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	20	18,733
2.55%, 05/05/27	15	14,234
3.95%, 03/14/28(a)	5	4,905
4.06%, 04/25/28, (1-day SOFR + 1.355%)(b)	10	9,791
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	655	689,280
6.36%, 10/27/28, (1-day SOFR + 2.192%)(b)	47	49,152
Fifth Third Bank NA, 2.25%, 02/01/27	35	33,108
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	234	222,759
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	2,352	2,234,366
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,633	1,533,010
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	2,825	2,667,981
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,620	1,545,664
3.50%, 11/16/26	180	176,074
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,210	1,181,507
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(b)	1,030	1,005,507
Security	Par (000)	Value
Banks (continued)
3.75%, 02/25/26	$142	$140,375
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(b)	756	734,567
3.85%, 01/26/27	140	138,045
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(b)	1,095	1,079,745
4.25%, 10/21/25	80	79,428
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	270	269,373
5.05%, 07/23/30, (1-day SOFR + 1.210%)(b)	350	355,434
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	140	145,865
5.95%, 01/15/27	175	180,257
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,300	1,387,203
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(a)(b)	1,000	948,899
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	195	179,876
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	1,030	933,980
3.90%, 05/25/26(a)	1,500	1,482,674
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(b)	1,385	1,334,816
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(b)	345	338,940
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(b)	1,275	1,265,422
4.30%, 03/08/26	15	14,914
4.38%, 11/23/26	525	519,663
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(b)	1,290	1,279,552
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	1,193	1,192,889
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)(b)	1,050	1,064,590
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	200	205,604
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	200	204,262
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	2,025	2,069,003
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	310	323,934
7.34%, 11/03/26, (1-day SOFR + 3.030%)(b)	15	15,408
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	631	679,060
HSBC USA Inc., 5.29%, 03/04/27	40	40,742
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	325	324,060
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	225	236,208
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR + 1.650%)(b)	1,690	1,677,316
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)(b)	2,220	2,115,776
3.95%, 03/29/27	445	438,476
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	265	261,298
4.05%, 04/09/29	400	390,945
4.55%, 10/02/28	420	419,495
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	400	409,105
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	205	210,460
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(a)(b)	225	213,809
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	15	14,336
1.05%, 06/23/27	100	91,878
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,481	2,329,526
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	1,645	1,565,530
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	20	18,311
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	125	117,530
2.95%, 10/01/26	5	4,861
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	480	462,175
3.20%, 06/15/26	86	84,151
3.30%, 04/01/26	25	24,558
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(b)	5	4,838
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(b)	326	317,939
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(b)	505	486,215
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(b)	2,185	2,147,416
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(b)	105	103,893
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(b)	50	49,068
5
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.13%, 12/15/26	$115	$114,240
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(b)	75	74,033
4.25%, 10/01/27	45	44,922
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,645	2,631,820
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(b)	1,535	1,528,893
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	1,000	999,780
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	230	232,069
4.98%, 07/22/28, (1-day SOFR +0.930%)(b)	265	268,321
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	675	687,367
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	690	701,449
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	1,260	1,293,418
5.57%, 04/22/28, (1-day SOFR +0.930%)(b)	1,200	1,230,238
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	1,237	1,287,964
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	30	30,975
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	1,050	1,109,518
7.63%, 10/15/26	80	84,993
8.00%, 04/29/27	245	268,577
KeyBank NA/Cleveland OH
3.40%, 05/20/26	5	4,846
3.90%, 04/13/29	5	4,694
KeyCorp
2.25%, 04/06/27(a)	55	51,645
4.10%, 04/30/28(a)	660	643,446
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	570	540,628
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(b)	310	299,515
3.75%, 01/11/27	80	78,488
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	85	83,093
4.38%, 03/22/28	25	24,794
4.55%, 08/16/28	930	927,353
4.58%, 12/10/25	1,447	1,435,996
4.65%, 03/24/26	2,800	2,782,462
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	30	30,484
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	721	747,924
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	270	279,814
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	94	96,092
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR + 1.780%)(b)	25	24,922
7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)	5	5,447
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	10	9,618
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	20	18,876
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	75	70,506
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	575	545,689
3.29%, 07/25/27(a)	555	538,648
3.85%, 03/01/26	50	49,429
3.96%, 03/02/28(a)	555	546,797
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	945	933,326
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	395	400,111
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	335	341,860
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	385	394,501
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	410	418,677
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	490	502,268
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	460	433,893
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	165	155,818
2.84%, 09/13/26	10	9,667
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(b)	605	562,435
3.17%, 09/11/27(a)	515	495,687
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	820	769,082
4.02%, 03/05/28	535	526,683
Security	Par (000)	Value
Banks (continued)
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(b)	$305	$299,780
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)(b)	615	631,982
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	215	220,808
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	185	189,286
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	460	474,966
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	860	893,500
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(b)	3,327	3,164,000
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	2,005	1,891,051
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	3,235	3,073,619
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,755	1,670,815
3.13%, 07/27/26	1,555	1,515,981
3.59%, 07/22/28(b)	255	247,798
3.63%, 01/20/27	55	54,143
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(b)	1,390	1,355,444
3.88%, 01/27/26	1,996	1,974,516
3.95%, 04/23/27	420	413,983
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	710	703,316
4.35%, 09/08/26	215	213,814
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(b)	885	879,412
5.00%, 11/24/25	863	864,441
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	535	543,965
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	1,010	1,027,152
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	64	65,187
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	335	341,830
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	255	262,866
5.66%, 04/18/30, (1-day SOFR +1.260%)(b)	590	614,071
6.25%, 08/09/26	225	232,139
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	5	5,257
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	390	415,491
Morgan Stanley Bank NA
4.75%, 04/21/26	350	351,612
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	5	5,038
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)	320	324,139
National Australia Bank Ltd./New York
2.50%, 07/12/26	10	9,668
3.91%, 06/09/27	250	247,355
4.79%, 01/10/29	5	5,091
4.90%, 06/13/28(a)	500	510,863
4.94%, 01/12/28	255	259,610
4.97%, 01/12/26	100	100,642
5.09%, 06/11/27	5	5,104
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	2,850	2,894,697
5.60%, 12/18/28	3,330	3,460,096
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	1,965	1,859,359
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	1,330	1,274,571
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(b)	975	959,545
4.80%, 04/05/26	1,145	1,145,522
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(b)	25	25,069
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	400	401,964
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(b)	600	606,600
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	205	209,797
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	200	203,743
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	500	519,299
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	200	202,862
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	395	413,211
7.47%, 11/10/26, (1-year CMT + 2.850%)(b)	25	25,685
Northern Trust Corp.
3.15%, 05/03/29	10	9,567
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(b)	$5	$4,847
3.95%, 10/30/25	393	389,890
4.00%, 05/10/27(a)	20	19,917
PNC Bank NA
3.10%, 10/25/27	500	479,699
3.25%, 01/22/28	30	28,788
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	55	51,633
2.60%, 07/23/26	45	43,422
3.15%, 05/19/27	545	527,788
3.45%, 04/23/29	535	514,238
4.76%, 01/26/27, (1-day SOFR + 1.085%)(b)	146	145,840
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)(b)	475	479,155
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	10	10,172
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	1,175	1,207,301
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	1,145	1,184,143
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,003	1,035,860
6.62%, 10/20/27, (1-day SOFR + 1.730%)(b)	365	379,607
Regions Financial Corp., 1.80%, 08/12/28	485	433,934
Royal Bank of Canada
0.88%, 01/20/26	185	176,160
1.15%, 07/14/26	215	202,562
1.20%, 04/27/26	170	161,463
1.40%, 11/02/26	270	253,795
2.05%, 01/21/27(a)	75	71,209
3.63%, 05/04/27	155	152,440
4.24%, 08/03/27	140	140,051
4.65%, 01/27/26	155	154,745
4.88%, 01/12/26(a)	180	180,883
4.88%, 01/19/27	260	262,985
4.90%, 01/12/28(a)	1,560	1,585,207
4.95%, 02/01/29	715	731,436
4.97%, 08/02/30, (1-day SOFR +1.000%)(b)	475	483,223
5.07%, 07/23/27, (1-day SOFR +0.790%)(b)	475	480,439
5.20%, 07/20/26	265	268,978
5.20%, 08/01/28	975	1,005,960
6.00%, 11/01/27	705	739,044
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	2,765	2,596,576
3.24%, 10/05/26	60	57,971
4.40%, 07/13/27(a)	30	29,653
6.12%, 05/31/27, (1-day SOFR +1.232%)(b)	140	142,341
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)(b)	416	430,918
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	137	143,359
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	205	193,584
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	2,265	2,139,613
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	205	215,020
6.83%, 11/21/26, (1-day SOFR + 2.749%)(b)	119	121,413
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	5	4,719
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	20	18,980
2.65%, 05/19/26	25	24,288
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(a)(b)	5	4,940
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)(b)	350	350,589
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	427	447,267
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	20	20,873
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	20	19,016
1.40%, 09/17/26	210	196,924
1.90%, 09/17/28	1,395	1,258,755
Security	Par (000)	Value
Banks (continued)
2.47%, 01/14/29	$695	$637,106
2.63%, 07/14/26	80	77,291
3.01%, 10/19/26	100	96,856
3.04%, 07/16/29	1,295	1,205,188
3.35%, 10/18/27	540	520,962
3.36%, 07/12/27	390	378,711
3.45%, 01/11/27	50	48,848
3.54%, 01/17/28	100	96,844
3.94%, 07/19/28(a)	695	681,886
4.31%, 10/16/28	60	59,845
5.32%, 07/09/29	400	411,506
5.46%, 01/13/26	5	5,046
5.52%, 01/13/28	1,370	1,410,794
5.72%, 09/14/28	45	46,821
5.80%, 07/13/28	483	503,887
5.88%, 07/13/26	200	204,465
Synchrony Bank, 5.63%, 08/23/27	520	527,496
Synovus Bank, 5.63%, 02/15/28	5	4,982
Toronto-Dominion Bank (The)
0.75%, 09/11/25	20	19,243
0.75%, 01/06/26	65	61,826
1.20%, 06/03/26	510	482,019
1.25%, 09/10/26	3,423	3,216,150
1.95%, 01/12/27(a)	210	199,200
2.80%, 03/10/27	175	168,317
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	875	850,640
4.11%, 06/08/27	200	198,213
4.69%, 09/15/27	80	80,609
4.98%, 04/05/27	5	5,069
4.99%, 04/05/29	550	560,117
5.10%, 01/09/26	20	20,135
5.16%, 01/10/28	225	229,701
5.26%, 12/11/26	185	188,374
5.52%, 07/17/28	1,075	1,113,107
Truist Bank
3.63%, 09/16/25	250	246,233
3.80%, 10/30/26	30	29,369
Truist Financial Corp.
1.13%, 08/03/27	40	36,384
1.27%, 03/02/27, (1-day SOFR + 0.609%)(b)	655	619,246
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	860	777,134
3.88%, 03/19/29(a)	700	675,458
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	705	706,766
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	280	287,063
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	5	5,106
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	475	516,144
U.S. Bancorp
3.00%, 07/30/29	200	185,651
3.10%, 04/27/26(a)	55	53,648
3.90%, 04/26/28	510	501,632
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(b)	930	931,095
5.10%, 07/23/30, (1-day SOFR +1.250%)(b)	575	585,372
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	200	205,566
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	855	888,199
Series X, 3.15%, 04/27/27	5	4,866
UBS AG/London
1.25%, 06/01/26	20	18,917
5.65%, 09/11/28	1,480	1,539,791
5.80%, 09/11/25	915	924,600
UBS AG/Stamford CT
1.25%, 08/07/26	120	112,836
7
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.00%, 07/09/27(a)	$680	$689,725
7.50%, 02/15/28	1,490	1,625,699
UBS Group AG, 4.55%, 04/17/26	2,925	2,915,930
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	3,345	3,155,022
3.00%, 10/23/26	1,175	1,141,095
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(b)	100	97,484
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	280	272,628
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(b)	869	845,543
4.10%, 06/03/26	5	4,953
4.15%, 01/24/29	10	9,884
4.30%, 07/22/27	290	288,801
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,065	1,071,015
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	380	387,818
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	295	304,694
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	705	723,961
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	30	31,836
Westpac Banking Corp.
1.15%, 06/03/26	55	52,040
1.95%, 11/20/28	935	851,260
2.85%, 05/13/26	65	63,359
3.40%, 01/25/28	5	4,857
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,000	957,761
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	510	502,992
5.05%, 04/16/29	420	432,410
5.46%, 11/18/27	5	5,165
		278,714,216
Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	60	59,356
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28(a)	992	985,713
4.75%, 01/23/29	1,455	1,482,244
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	134	121,055
1.45%, 06/01/27	4,460	4,168,248
1.50%, 03/05/28	10	9,175
2.90%, 05/25/27	200	193,834
3.38%, 03/25/27	1,010	994,250
Constellation Brands Inc.
4.35%, 05/09/27	55	54,773
4.80%, 01/15/29	175	176,830
Diageo Capital PLC
1.38%, 09/29/25	5,065	4,897,270
5.30%, 10/24/27(a)	2,440	2,506,585
5.38%, 10/05/26	510	519,492
Keurig Dr Pepper Inc.
2.55%, 09/15/26	70	67,398
3.43%, 06/15/27	1,675	1,629,542
3.95%, 04/15/29	320	313,432
4.60%, 05/25/28	15	15,057
5.05%, 03/15/29(a)	215	220,556
5.10%, 03/15/27	155	157,531
Molson Coors Beverage Co., 3.00%, 07/15/26	5,999	5,835,910
PepsiCo Inc.
2.38%, 10/06/26(a)	120	115,918
2.63%, 03/19/27	630	607,372
2.85%, 02/24/26	30	29,422
3.60%, 02/18/28	1,125	1,107,608
4.45%, 05/15/28	420	425,965
Security	Par (000)	Value
Beverages (continued)
4.50%, 07/17/29	$275	$280,611
5.13%, 11/10/26	10	10,199
7.00%, 03/01/29	35	39,113
		27,024,459
Biotechnology — 1.1%
Amgen Inc.
1.65%, 08/15/28	585	527,059
2.20%, 02/21/27	116	109,970
2.60%, 08/19/26	40	38,603
3.00%, 02/22/29	25	23,612
3.20%, 11/02/27	50	48,287
5.15%, 03/02/28	2,042	2,085,253
Biogen Inc., 4.05%, 09/15/25	467	463,089
Gilead Sciences Inc.
1.20%, 10/01/27	2,494	2,273,668
2.95%, 03/01/27	1,540	1,491,442
3.65%, 03/01/26	2,730	2,693,004
Illumina Inc., 5.75%, 12/13/27	50	51,549
		9,805,536
Building Materials — 2.4%
Carrier Global Corp., 2.49%, 02/15/27	1,746	1,673,446
CRH SMW Finance DAC, 5.20%, 05/21/29	3,160	3,249,441
Johnson Controls International PLC, 3.90%, 02/14/26	4,210	4,163,369
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	605	629,487
Lennox International Inc.
1.70%, 08/01/27	1,070	990,600
5.50%, 09/15/28	1,095	1,130,453
Masco Corp., 1.50%, 02/15/28	365	328,492
Owens Corning
3.40%, 08/15/26(a)	860	840,855
3.95%, 08/15/29	600	580,957
5.50%, 06/15/27(a)	104	106,655
Trane Technologies Financing Ltd.
3.50%, 03/21/26	3,435	3,376,235
3.80%, 03/21/29	2,155	2,101,846
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	2,580	2,522,357
		21,694,193
Chemicals — 2.0%
Celanese U.S. Holdings LLC
1.40%, 08/05/26	15	14,038
6.17%, 07/15/27	940	970,109
Dow Chemical Co. (The), 4.80%, 11/30/28(a)	975	991,944
DuPont de Nemours Inc., 4.73%, 11/15/28	235	238,392
Ecolab Inc.
1.65%, 02/01/27	3,830	3,603,840
2.70%, 11/01/26	4,135	3,996,958
3.25%, 12/01/27	1,460	1,415,633
5.25%, 01/15/28(a)	664	686,439
International Flavors & Fragrances Inc., 4.45%, 09/26/28	875	871,851
LYB International Finance II BV, 3.50%, 03/02/27	50	48,745
LYB International Finance III LLC, 1.25%, 10/01/25	50	48,107
Nutrien Ltd.
4.00%, 12/15/26	140	138,372
4.20%, 04/01/29	805	795,780
4.90%, 03/27/28	960	973,103
5.20%, 06/21/27	225	229,574
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
PPG Industries Inc.
1.20%, 03/15/26	$971	$921,711
2.80%, 08/15/29	1,500	1,386,469
3.75%, 03/15/28	320	313,150
Sherwin-Williams Co. (The), 3.95%, 01/15/26	5	4,949
		17,649,164
Commercial Services — 1.4%
Automatic Data Processing Inc.
1.70%, 05/15/28	445	409,293
3.38%, 09/15/25	8,085	7,990,705
Block Financial LLC
2.50%, 07/15/28	160	146,944
5.25%, 10/01/25	342	342,177
GXO Logistics Inc.
1.65%, 07/15/26	1,005	947,230
6.25%, 05/06/29	375	390,938
PayPal Holdings Inc., 2.65%, 10/01/26	125	120,826
RELX Capital Inc., 4.00%, 03/18/29	2,495	2,452,866
		12,800,979
Computers — 1.9%
Apple Inc.
1.20%, 02/08/28	1,920	1,751,460
3.00%, 06/20/27	30	29,246
3.00%, 11/13/27	130	126,312
Dell International LLC/EMC Corp.
4.90%, 10/01/26	470	472,548
6.02%, 06/15/26	382	390,165
DXC Technology Co.
1.80%, 09/15/26	50	46,985
2.38%, 09/15/28	470	421,811
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,087	1,039,108
4.90%, 10/15/25	2,633	2,631,100
5.25%, 07/01/28(a)	725	741,882
6.10%, 04/01/26	10	10,002
HP Inc.
1.45%, 06/17/26	60	56,818
3.00%, 06/17/27	230	220,907
4.00%, 04/15/29	80	77,973
4.75%, 01/15/28(a)	68	68,750
IBM International Capital Pte Ltd., 4.70%, 02/05/26	96	96,294
International Business Machines Corp.
1.70%, 05/15/27	125	116,655
2.20%, 02/09/27	35	33,261
3.30%, 05/15/26(a)	625	613,085
3.45%, 02/19/26(a)	4,529	4,461,018
3.50%, 05/15/29	5	4,816
4.50%, 02/06/26	60	60,036
4.50%, 02/06/28	120	120,929
6.22%, 08/01/27	10	10,505
6.50%, 01/15/28	80	85,701
7.00%, 10/30/25	2,200	2,258,872
Western Digital Corp., 2.85%, 02/01/29	850	761,933
		16,708,172
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.10%, 08/15/27	2,100	2,050,236
4.80%, 03/02/26	104	104,931
Conopco Inc., Series E, 7.25%, 12/15/26	70	74,358
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
2.80%, 03/25/27(a)	$10	$9,703
2.85%, 08/11/27	20	19,388
4.35%, 01/29/29(a)	275	279,446
Unilever Capital Corp.
2.00%, 07/28/26	30	28,835
2.90%, 05/05/27	105	101,644
3.50%, 03/22/28	1,950	1,903,774
4.25%, 08/12/27	185	185,677
4.88%, 09/08/28	250	256,128
		5,014,120
Distribution & Wholesale — 0.3%
LKQ Corp., 5.75%, 06/15/28	2,255	2,322,388
Diversified Financial Services — 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	2,015	1,929,663
2.45%, 10/29/26	1,700	1,620,861
3.00%, 10/29/28	2,295	2,148,007
3.65%, 07/21/27	5	4,865
3.88%, 01/23/28	435	423,868
4.45%, 10/01/25	575	571,824
4.45%, 04/03/26	190	188,736
4.63%, 10/15/27	90	89,819
5.10%, 01/19/29(a)	454	460,566
5.75%, 06/06/28(a)	390	403,562
6.10%, 01/15/27	150	154,465
6.45%, 04/15/27	10	10,413
Air Lease Corp.
1.88%, 08/15/26	110	104,227
2.10%, 09/01/28	405	366,411
2.20%, 01/15/27	675	638,152
2.88%, 01/15/26(a)	663	645,121
3.63%, 04/01/27	190	185,381
5.10%, 03/01/29(a)	441	448,215
5.30%, 06/25/26	5	5,059
5.30%, 02/01/28(a)	1,240	1,264,652
5.85%, 12/15/27(a)	10	10,357
Aircastle Ltd., 4.25%, 06/15/26	1,275	1,257,343
Ally Financial Inc.
2.20%, 11/02/28	155	139,192
4.75%, 06/09/27(a)	590	587,776
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	435	460,203
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)(b)	20	21,220
7.10%, 11/15/27	10	10,626
American Express Co.
1.65%, 11/04/26	160	150,791
2.55%, 03/04/27(a)	415	397,139
3.13%, 05/20/26	943	920,901
3.30%, 05/03/27	1,105	1,075,584
4.20%, 11/06/25	402	400,362
5.04%, 07/26/28, (1-day SOFR +0.930%)(b)	255	258,610
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	25	25,327
5.28%, 07/27/29, (1-day SOFR + 1.280%)(b)	585	600,788
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	20	20,334
5.53%, 04/25/30, (1-day SOFR +1.090%)(b)	525	545,320
5.65%, 04/23/27, (1-day SOFR +0.750%)(b)	497	504,657
5.85%, 11/05/27	1,010	1,055,992
6.34%, 10/30/26, (1-day SOFR + 1.330%)(b)	30	30,513
American Express Credit Corp., 3.30%, 05/03/27	70	68,553
9
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance Inc.
3.90%, 01/25/28	$715	$698,879
4.25%, 06/02/26	312	309,517
4.85%, 03/29/29	900	910,312
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(b)	150	141,237
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	440	409,970
3.65%, 05/11/27	55	53,667
3.75%, 07/28/26	30	29,404
3.75%, 03/09/27	165	161,612
3.80%, 01/31/28	5	4,856
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	1,540	1,547,612
5.46%, 07/26/30, (1-day SOFR +1.560%)(b)	175	178,065
5.47%, 02/01/29, (1-day SOFR + 2.080%)(b)	1,045	1,063,303
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(b)	150	154,486
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	320	334,777
Cboe Global Markets Inc., 3.65%, 01/12/27	610	599,511
Charles Schwab Corp. (The)
1.15%, 05/13/26	25	23,625
2.00%, 03/20/28(a)	970	894,238
2.45%, 03/03/27	120	114,301
3.20%, 01/25/28	210	201,838
3.30%, 04/01/27	55	53,431
3.45%, 02/13/26	20	19,679
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	10	10,347
5.88%, 08/24/26	215	220,362
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)(b)	235	249,035
Discover Financial Services
4.10%, 02/09/27	350	343,881
4.50%, 01/30/26	100	99,446
Eaton Vance Corp., 3.50%, 04/06/27	1,485	1,451,489
Intercontinental Exchange Inc.
3.10%, 09/15/27	5	4,825
3.75%, 09/21/28	5	4,886
4.00%, 09/15/27	180	178,464
Invesco Finance PLC, 3.75%, 01/15/26	468	462,453
Lazard Group LLC, 4.38%, 03/11/29	200	195,970
Legg Mason Inc., 4.75%, 03/15/26	1,445	1,449,653
LPL Holdings Inc.
5.70%, 05/20/27	30	30,580
6.75%, 11/17/28	205	218,685
Nasdaq Inc.
3.85%, 06/30/26	166	164,286
5.35%, 06/28/28	1,250	1,290,834
Nomura Holdings Inc.
1.65%, 07/14/26	1,681	1,584,704
2.17%, 07/14/28	680	616,676
2.33%, 01/22/27	2,045	1,932,400
2.71%, 01/22/29	210	192,434
5.59%, 07/02/27	200	204,241
5.61%, 07/06/29	510	525,768
5.71%, 01/09/26	200	201,877
5.84%, 01/18/28	200	206,122
6.07%, 07/12/28	295	307,685
ORIX Corp.
3.70%, 07/18/27	725	707,865
5.00%, 09/13/27	5	5,053
Radian Group Inc.
4.88%, 03/15/27(a)	485	482,844
6.20%, 05/15/29	260	270,983
Security	Par (000)	Value
Diversified Financial Services (continued)
Synchrony Financial
3.70%, 08/04/26	$740	$722,996
3.95%, 12/01/27(a)	985	949,184
5.15%, 03/19/29	965	960,926
5.94%, 08/02/30, (1-day SOFR + 2.130%)(b)	225	229,085
Voya Financial Inc.
3.65%, 06/15/26(a)	52	51,118
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(b)	5	4,419
Western Union Co. (The), 1.35%, 03/15/26	952	902,536
		45,543,887
Electric — 5.3%
AEP Texas Inc.
3.95%, 06/01/28	1,745	1,701,808
5.45%, 05/15/29	835	864,217
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(c)	1,560	1,571,474
Atlantic City Electric Co., 4.00%, 10/15/28(a)	900	887,853
Avangrid Inc., 3.80%, 06/01/29	2,385	2,296,923
Baltimore Gas & Electric Co., 2.40%, 08/15/26	25	24,047
Commonwealth Edison Co.
2.55%, 06/15/26	75	72,640
3.70%, 08/15/28	1,525	1,489,116
Series 122, 2.95%, 08/15/27	20	19,279
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	1,100	1,109,293
Series A, 0.75%, 12/01/25	40	38,168
Series A, 3.20%, 03/15/27	325	316,272
Consumers Energy Co.
3.80%, 11/15/28(a)	800	784,395
4.65%, 03/01/28	80	80,889
Edison International
5.25%, 11/15/28	515	524,077
5.75%, 06/15/27	705	722,412
Enel Americas SA, 4.00%, 10/25/26	1,145	1,125,947
Eversource Energy
2.90%, 03/01/27	855	820,322
4.60%, 07/01/27	55	54,984
5.00%, 01/01/27	155	156,378
5.45%, 03/01/28	145	148,649
5.95%, 02/01/29	810	849,357
Series M, 3.30%, 01/15/28	750	717,211
Series O, 4.25%, 04/01/29	405	397,494
Series U, 1.40%, 08/15/26	2,885	2,710,208
Exelon Corp.
3.40%, 04/15/26	136	133,581
5.15%, 03/15/28	735	750,311
5.15%, 03/15/29	1,270	1,302,868
Florida Power & Light Co.
3.13%, 12/01/25(a)	48	47,240
4.40%, 05/15/28	95	95,544
4.45%, 05/15/26	10	10,018
5.05%, 04/01/28	165	169,001
5.15%, 06/15/29	255	263,934
Fortis Inc./Canada, 3.06%, 10/04/26	1,200	1,157,881
ITC Holdings Corp.
3.25%, 06/30/26	3,275	3,194,206
3.35%, 11/15/27	590	568,849
National Grid PLC, 5.60%, 06/12/28	2,645	2,736,662
National Rural Utilities Cooperative Finance Corp.
4.85%, 02/07/29	220	224,092
5.05%, 09/15/28	85	86,893
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	$1,450	$1,366,519
1.90%, 06/15/28	1,217	1,108,658
3.50%, 04/01/29	40	38,269
3.55%, 05/01/27	145	141,585
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	242	226,105
4.63%, 07/15/27	227	228,535
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(b)	225	209,469
4.90%, 02/28/28	610	618,041
4.90%, 03/15/29	545	553,972
4.95%, 01/29/26	460	462,323
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(a)(b)	415	404,865
NSTAR Electric Co.
3.20%, 05/15/27	515	499,620
3.25%, 05/15/29	1,000	951,436
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	112	109,208
Pacific Gas and Electric Co.
2.10%, 08/01/27	110	102,173
3.30%, 12/01/27	250	238,556
5.45%, 06/15/27	965	979,826
5.55%, 05/15/29	130	133,801
6.10%, 01/15/29	15	15,692
Public Service Electric & Gas Co.
0.95%, 03/15/26	142	134,562
2.25%, 09/15/26(a)	25	23,954
3.00%, 05/15/27	40	38,661
Public Service Enterprise Group Inc.
5.20%, 04/01/29(a)	1,250	1,282,965
5.85%, 11/15/27	3,585	3,724,981
5.88%, 10/15/28	145	151,624
San Diego Gas & Electric Co.
2.50%, 05/15/26	145	140,951
4.95%, 08/15/28	245	250,020
Sempra
3.25%, 06/15/27	30	28,998
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	505	473,117
5.40%, 08/01/26	145	147,185
Southern California Edison Co.
4.90%, 06/01/26	140	140,680
5.30%, 03/01/28	160	164,136
5.35%, 03/01/26	245	247,875
5.65%, 10/01/28	530	552,087
5.85%, 11/01/27	61	63,526
Series 2020-C, 1.20%, 02/01/26	10	9,518
Series A, 4.20%, 03/01/29	805	794,710
		46,982,696
Electronics — 0.4%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27(a)	605	587,416
Avnet Inc.
4.63%, 04/15/26	130	129,203
6.25%, 03/15/28	340	354,829
Flex Ltd., 3.75%, 02/01/26	1,185	1,164,261
Fortive Corp., 3.15%, 06/15/26	80	77,869
Honeywell International Inc.
1.10%, 03/01/27	62	57,554
2.50%, 11/01/26	80	77,252
4.25%, 01/15/29	20	20,139
4.65%, 07/30/27	325	329,286
4.95%, 02/15/28(a)	5	5,147
Hubbell Inc., 3.15%, 08/15/27	10	9,618
Jabil Inc., 4.25%, 05/15/27(a)	45	44,467
Security	Par (000)	Value
Electronics (continued)
Keysight Technologies Inc., 4.60%, 04/06/27	$100	$100,110
Trimble Inc., 4.90%, 06/15/28	33	33,209
Vontier Corp.
1.80%, 04/01/26	833	792,450
2.40%, 04/01/28(a)	10	9,149
		3,791,959
Entertainment — 0.0%
Warnermedia Holdings Inc., 4.05%, 03/15/29	10	9,350
Environmental Control — 0.2%
Republic Services Inc., 3.95%, 05/15/28	10	9,874
Veralto Corp.
5.35%, 09/18/28(d)	1,415	1,458,903
5.50%, 09/18/26(d)	200	202,699
		1,671,476
Food — 3.1%
Ahold Finance USA LLC, 6.88%, 05/01/29	700	768,384
Campbell Soup Co.
4.15%, 03/15/28	425	421,213
5.20%, 03/19/27	200	204,165
5.20%, 03/21/29	550	565,517
5.30%, 03/20/26	160	161,907
Conagra Brands Inc.
1.38%, 11/01/27	916	831,014
4.60%, 11/01/25	95	94,688
4.85%, 11/01/28	1,020	1,028,164
5.30%, 10/01/26	65	65,911
General Mills Inc.
3.20%, 02/10/27(a)	4,945	4,799,770
4.20%, 04/17/28	90	89,441
4.70%, 01/30/27	280	281,611
5.24%, 11/18/25	1,150	1,150,124
5.50%, 10/17/28	75	77,962
Hormel Foods Corp.
1.70%, 06/03/28(a)	535	488,569
4.80%, 03/30/27	165	167,229
Ingredion Inc., 3.20%, 10/01/26	1,910	1,859,180
J.M. Smucker Co. (The), 5.90%, 11/15/28	85	89,750
Kellanova
3.25%, 04/01/26	5,732	5,617,459
3.40%, 11/15/27	2,020	1,960,898
Kraft Heinz Foods Co.
3.00%, 06/01/26	140	136,394
3.88%, 05/15/27	345	340,343
4.63%, 01/30/29(a)	505	510,129
Kroger Co. (The)
2.65%, 10/15/26	200	192,411
3.50%, 02/01/26	159	156,403
3.70%, 08/01/27	1,710	1,675,758
4.60%, 08/15/27	265	265,710
4.65%, 09/15/29	625	624,829
4.70%, 08/15/26	215	215,641
McCormick & Co. Inc./MD
0.90%, 02/15/26(a)	155	146,885
3.40%, 08/15/27	2,510	2,446,141
Mondelez International Inc., 4.75%, 02/20/29	265	268,972
Sysco Corp., 3.25%, 07/15/27	20	19,348
		27,721,920
Forest Products & Paper — 0.0%
Suzano Austria GmbH, 2.50%, 09/15/28	5	4,482
11
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.6%
National Fuel Gas Co., 5.50%, 01/15/26	$1,414	$1,422,801
NiSource Inc., 5.20%, 07/01/29	1,200	1,228,954
ONE Gas Inc., 5.10%, 04/01/29	2,540	2,608,710
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	20	19,122
Southern California Gas Co., 2.95%, 04/15/27	68	65,602
		5,345,189
Health Care - Products — 0.3%
Agilent Technologies Inc., 3.05%, 09/22/26	810	784,763
Baxter International Inc., 1.92%, 02/01/27	50	46,937
Danaher Corp., 3.35%, 09/15/25	47	46,372
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,190	1,176,528
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28	525	541,117
		2,595,717
Health Care - Services — 2.9%
Centene Corp.
2.45%, 07/15/28	1,883	1,722,640
4.25%, 12/15/27	615	601,313
Elevance Health Inc.
1.50%, 03/15/26	1,300	1,241,457
3.65%, 12/01/27(a)	1,972	1,928,187
4.10%, 03/01/28	710	702,274
5.15%, 06/15/29	1,345	1,384,402
HCA Inc.
3.13%, 03/15/27	880	849,169
3.38%, 03/15/29	816	771,810
4.50%, 02/15/27	1,020	1,015,954
5.20%, 06/01/28(a)	300	305,362
5.25%, 06/15/26	134	134,507
5.38%, 09/01/26	392	394,687
5.63%, 09/01/28(a)	210	216,490
5.88%, 02/15/26	489	493,150
5.88%, 02/01/29	5	5,198
Humana Inc.
1.35%, 02/03/27	115	106,591
3.70%, 03/23/29	670	647,341
3.95%, 03/15/27	95	93,572
5.75%, 03/01/28	260	269,666
5.75%, 12/01/28	320	334,320
ICON Investments Six DAC, 5.85%, 05/08/29	410	428,354
IQVIA Inc.
5.70%, 05/15/28	355	365,850
6.25%, 02/01/29	730	771,332
Laboratory Corp. of America Holdings
1.55%, 06/01/26	107	101,427
3.60%, 09/01/27	630	613,758
Quest Diagnostics Inc.
3.45%, 06/01/26	285	279,138
4.20%, 06/30/29	1,000	986,288
4.60%, 12/15/27	125	125,773
UnitedHealth Group Inc.
3.70%, 05/15/27	970	959,275
1.15%, 05/15/26	20	18,990
1.25%, 01/15/26	112	107,425
2.95%, 10/15/27	1,370	1,322,554
3.10%, 03/15/26	100	98,279
3.38%, 04/15/27	55	53,859
3.45%, 01/15/27	115	113,179
3.70%, 12/15/25	5	4,948
3.85%, 06/15/28	1,675	1,654,431
3.88%, 12/15/28	604	595,588
Security	Par (000)	Value
Health Care - Services (continued)
4.00%, 05/15/29	$925	$915,256
4.25%, 01/15/29	735	735,156
4.60%, 04/15/27(a)	265	268,102
4.70%, 04/15/29(a)	315	320,869
4.75%, 07/15/26	220	222,130
5.25%, 02/15/28	1,085	1,123,180
		25,403,231
Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27	10	10,085
Meritage Homes Corp., 5.13%, 06/06/27	30	30,220
Toll Brothers Finance Corp., 4.88%, 03/15/27	80	80,109
		120,414
Home Furnishings — 0.3%
Leggett & Platt Inc.
3.50%, 11/15/27	345	328,555
4.40%, 03/15/29(a)	815	774,089
Whirlpool Corp., 4.75%, 02/26/29(a)	1,400	1,406,294
		2,508,938
Household Products & Wares — 0.8%
Avery Dennison Corp., 4.88%, 12/06/28	70	70,814
Church & Dwight Co. Inc., 3.15%, 08/01/27	15	14,570
Clorox Co. (The)
3.10%, 10/01/27	160	153,843
3.90%, 05/15/28	2,020	1,979,116
4.40%, 05/01/29(a)	1,590	1,592,512
Kimberly-Clark Corp.
1.05%, 09/15/27	3,710	3,381,798
2.75%, 02/15/26	95	92,826
3.20%, 04/25/29	20	19,205
3.95%, 11/01/28	85	84,404
		7,389,088
Insurance — 0.7%
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(b)	600	591,150
American International Group Inc., Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(b)	215	213,252
Aon Corp., 8.21%, 01/01/27	410	440,088
Assurant Inc., 4.90%, 03/27/28	170	170,164
Athene Holding Ltd., 4.13%, 01/12/28	305	298,970
Brighthouse Financial Inc., 3.70%, 06/22/27	30	29,041
CNO Financial Group Inc., 5.25%, 05/30/29	850	851,834
Equitable Holdings Inc., 4.35%, 04/20/28	350	345,612
Lincoln National Corp., 3.80%, 03/01/28(a)	250	242,962
Manulife Financial Corp.
2.48%, 05/19/27	120	114,428
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	185	181,068
4.15%, 03/04/26	10	9,948
Marsh & McLennan Companies Inc., 4.38%, 03/15/29	5	5,021
MGIC Investment Corp., 5.25%, 08/15/28	10	9,961
Munich Re America Corp., Series B, 7.45%, 12/15/26	175	186,381
Principal Financial Group Inc., 3.70%, 05/15/29	5	4,832
Prudential Financial Inc.
1.50%, 03/10/26	75	71,871
3.88%, 03/27/28	1,170	1,149,105
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(b)	300	286,490
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(b)	655	650,748
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Willis North America Inc.
4.50%, 09/15/28	$400	$398,198
4.65%, 06/15/27	5	5,010
		6,256,134
Internet — 0.4%
Alibaba Group Holding Ltd., 3.40%, 12/06/27	885	854,705
Amazon.com Inc.
1.20%, 06/03/27	70	64,758
1.65%, 05/12/28	30	27,534
3.15%, 08/22/27(a)	115	112,231
3.45%, 04/13/29	20	19,540
4.55%, 12/01/27	1,250	1,268,098
Baidu Inc., 4.38%, 03/29/28(a)	490	487,523
eBay Inc.
1.40%, 05/10/26	185	175,399
3.60%, 06/05/27	245	239,979
		3,249,767
Iron & Steel — 0.2%
Nucor Corp.
3.95%, 05/01/28	690	681,933
4.30%, 05/23/27	130	130,026
Steel Dynamics Inc.
1.65%, 10/15/27	15	13,731
5.00%, 12/15/26	1,080	1,078,983
		1,904,673
Lodging — 0.3%
Hyatt Hotels Corp., 4.85%, 03/15/26	257	256,482
Marriott International Inc./MD
3.75%, 10/01/25	102	100,817
5.55%, 10/15/28	220	228,348
Sands China Ltd.
2.30%, 03/08/27	675	624,738
2.85%, 03/08/29	405	362,612
5.40%, 08/08/28	955	952,763
		2,525,760
Machinery — 2.4%
ABB Finance USA Inc., 3.80%, 04/03/28	2,475	2,462,691
Caterpillar Financial Services Corp.
1.10%, 09/14/27	25	22,820
1.15%, 09/14/26	8	7,522
1.70%, 01/08/27(a)	55	51,937
3.60%, 08/12/27	15	14,802
4.38%, 08/16/29	175	175,762
4.40%, 10/15/27	175	175,963
4.45%, 10/16/26	175	175,742
4.80%, 01/06/26	73	73,378
4.85%, 02/27/29	265	271,271
5.05%, 02/27/26(a)	310	313,307
CNH Industrial Capital LLC
1.45%, 07/15/26(a)	1,865	1,760,147
1.88%, 01/15/26	1,780	1,714,093
4.55%, 04/10/28	510	509,286
5.10%, 04/20/29	815	831,042
5.45%, 10/14/25	63	63,435
5.50%, 01/12/29	650	671,947
CNH Industrial NV, 3.85%, 11/15/27(a)	1,900	1,862,408
John Deere Capital Corp.
0.70%, 01/15/26	69	65,647
1.05%, 06/17/26	10	9,453
1.50%, 03/06/28	585	532,820
Security	Par (000)	Value
Machinery (continued)
1.70%, 01/11/27(a)	$30	$28,311
1.75%, 03/09/27	73	68,715
2.35%, 03/08/27	25	23,867
2.65%, 06/10/26	5	4,863
2.80%, 09/08/27	50	48,027
3.35%, 04/18/29(a)	15	14,466
3.40%, 09/11/25	80	79,098
3.45%, 03/07/29	5	4,830
4.15%, 09/15/27	58	58,011
4.50%, 01/16/29	60	60,599
4.75%, 06/08/26	5	5,038
4.75%, 01/20/28	730	741,775
4.85%, 06/11/29	275	281,569
4.90%, 06/11/27	255	259,602
4.90%, 03/03/28	585	598,082
4.95%, 07/14/28	1,670	1,712,525
nVent Finance SARL, 4.55%, 04/15/28	10	9,902
Oshkosh Corp., 4.60%, 05/15/28	2,310	2,309,101
Otis Worldwide Corp., 5.25%, 08/16/28(a)	160	164,640
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	30	29,271
4.70%, 09/15/28	30	30,107
Xylem Inc./New York
1.95%, 01/30/28	817	753,043
3.25%, 11/01/26	2,028	1,973,295
		21,024,210
Manufacturing — 0.8%
3M Co.
2.25%, 09/19/26(a)	320	305,952
2.38%, 08/26/29	1,300	1,178,467
2.88%, 10/15/27(a)	2,550	2,438,937
3.38%, 03/01/29	495	474,733
Pentair Finance SARL, 4.50%, 07/01/29	2,000	1,975,098
Teledyne Technologies Inc., 1.60%, 04/01/26	920	875,863
Textron Inc.
3.38%, 03/01/28	10	9,608
3.65%, 03/15/27	30	29,339
		7,287,997
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	1,405	1,241,594
3.75%, 02/15/28	565	539,948
4.20%, 03/15/28	20	19,367
6.10%, 06/01/29	5	5,165
Comcast Corp.
2.35%, 01/15/27	40	38,258
3.15%, 02/15/28	515	495,644
3.30%, 04/01/27	10	9,755
4.55%, 01/15/29	5	5,045
5.10%, 06/01/29	395	407,787
5.35%, 11/15/27	5	5,161
Discovery Communications LLC, 3.95%, 03/20/28	25	23,683
FactSet Research Systems Inc., 2.90%, 03/01/27	435	417,344
Fox Corp., 4.71%, 01/25/29	15	15,114
Paramount Global
2.90%, 01/15/27(a)	857	812,798
3.38%, 02/15/28	300	279,531
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	20	19,119
13
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.95%, 06/15/27	$60	$57,969
3.15%, 09/17/25	273	269,111
Walt Disney Co. (The)
1.75%, 01/13/26	40	38,581
2.20%, 01/13/28(a)	1,002	940,269
3.70%, 03/23/27	35	34,567
		5,675,810
Mining — 0.0%
Kinross Gold Corp., 4.50%, 07/15/27	25	24,886
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	1,066	1,017,336
Oil & Gas — 1.7%
Apache Corp., 4.38%, 10/15/28	210	204,871
BP Capital Markets America Inc., 3.80%, 09/21/25	203	201,366
BP Capital Markets PLC, 3.28%, 09/19/27	100	97,309
Chevron USA Inc., 1.02%, 08/12/27	30	27,455
ConocoPhillips Co., 6.95%, 04/15/29	5	5,554
Devon Energy Corp., 5.85%, 12/15/25	835	844,269
EQT Corp.
3.90%, 10/01/27	1,120	1,094,523
5.00%, 01/15/29	455	456,340
5.70%, 04/01/28	40	41,038
Hess Corp., 4.30%, 04/01/27	2,236	2,219,997
Marathon Oil Corp.
4.40%, 07/15/27	55	54,803
5.30%, 04/01/29	250	257,492
Marathon Petroleum Corp., 5.13%, 12/15/26	155	156,765
Occidental Petroleum Corp.
5.00%, 08/01/27	360	363,320
5.20%, 08/01/29	635	644,243
8.50%, 07/15/27(a)	5	5,431
Ovintiv Inc.
5.38%, 01/01/26	1,720	1,726,303
5.65%, 05/15/28	1,605	1,652,199
Phillips 66
1.30%, 02/15/26	234	223,054
3.90%, 03/15/28	600	589,328
Phillips 66 Co.
3.55%, 10/01/26	15	14,698
3.75%, 03/01/28	350	341,293
Shell International Finance BV
2.50%, 09/12/26	5	4,828
2.88%, 05/10/26	165	161,289
3.88%, 11/13/28	835	825,718
TotalEnergies Capital International SA, 3.46%, 02/19/29	1,025	990,994
TotalEnergies Capital SA, 3.88%, 10/11/28	1,370	1,349,240
Valero Energy Corp.
2.15%, 09/15/27(a)	20	18,718
3.40%, 09/15/26	140	136,701
4.35%, 06/01/28	6	5,947
		14,715,086
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	995	945,561
3.34%, 12/15/27	92	89,205
Halliburton Co., 3.80%, 11/15/25	271	268,037
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	$705	$682,037
		1,984,840
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26	1,155	1,131,596
4.50%, 05/15/28	10	9,933
Amcor Group Finance PLC, 5.45%, 05/23/29(a)	5	5,145
Berry Global Inc., 5.50%, 04/15/28	10	10,166
WRKCo Inc., 3.90%, 06/01/28	265	258,004
		1,414,844
Pharmaceuticals — 3.4%
AbbVie Inc.
2.95%, 11/21/26	85	82,609
4.25%, 11/14/28	5	5,016
4.80%, 03/15/29	150	153,214
Astrazeneca Finance LLC
1.20%, 05/28/26	750	711,660
1.75%, 05/28/28	1,370	1,254,535
4.80%, 02/26/27	35	35,458
4.85%, 02/26/29	405	414,552
4.88%, 03/03/28	115	117,413
AstraZeneca PLC
0.70%, 04/08/26	3,617	3,418,197
3.13%, 06/12/27	5	4,859
3.38%, 11/16/25	4,545	4,485,356
4.00%, 01/17/29	5	4,959
Becton Dickinson & Co.
3.70%, 06/06/27	10	9,798
4.69%, 02/13/28	185	186,017
4.87%, 02/08/29	100	101,524
5.08%, 06/07/29	150	153,597
Bristol-Myers Squibb Co.
1.13%, 11/13/27(a)	125	113,661
3.45%, 11/15/27	5	4,880
3.90%, 02/20/28	25	24,686
4.90%, 02/22/27	30	30,482
4.90%, 02/22/29	60	61,511
Cardinal Health Inc.
3.41%, 06/15/27	65	63,216
3.75%, 09/15/25	435	430,174
5.13%, 02/15/29	1,000	1,023,342
Cencora Inc., 3.45%, 12/15/27	10	9,697
Cigna Group (The)
1.25%, 03/15/26	175	166,414
3.05%, 10/15/27	1,170	1,124,258
3.40%, 03/01/27	127	123,812
4.38%, 10/15/28	2,504	2,489,102
4.50%, 02/25/26	123	122,779
5.69%, 03/15/26	100	100,010
CVS Health Corp.
1.30%, 08/21/27	135	123,215
3.63%, 04/01/27	35	34,262
4.30%, 03/25/28	2,005	1,979,925
5.40%, 06/01/29(a)	465	477,489
6.25%, 06/01/27	95	99,024
Eli Lilly & Co.
4.15%, 08/14/27	350	350,891
4.20%, 08/14/29	285	285,521
4.50%, 02/09/29(a)	550	559,019
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	50	49,380
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
2.45%, 03/01/26	$10	$9,762
4.80%, 06/01/29(a)	425	439,517
McKesson Corp.
1.30%, 08/15/26	20	18,832
4.90%, 07/15/28	445	453,792
Mead Johnson Nutrition Co., 4.13%, 11/15/25	535	531,751
Merck & Co. Inc.
1.70%, 06/10/27	10	9,372
1.90%, 12/10/28	10	9,122
3.40%, 03/07/29	5	4,837
4.05%, 05/17/28	280	279,862
Novartis Capital Corp.
2.00%, 02/14/27	55	52,309
3.10%, 05/17/27	60	58,487
Pfizer Inc.
2.75%, 06/03/26	85	82,772
3.00%, 12/15/26	10	9,746
3.60%, 09/15/28(a)	10	9,790
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	10	10,010
4.45%, 05/19/28	915	919,221
Utah Acquisition Sub Inc., 3.95%, 06/15/26	70	69,032
Viatris Inc., 2.30%, 06/22/27	570	533,025
Zoetis Inc.
3.00%, 09/12/27	3,165	3,038,216
3.90%, 08/20/28	1,085	1,066,528
4.50%, 11/13/25	175	174,564
5.40%, 11/14/25	1,000	1,007,182
		29,773,243
Pipelines — 2.4%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	1,995	2,015,082
Cheniere Energy Inc., 4.63%, 10/15/28	1,154	1,142,007
DCP Midstream Operating LP, 5.63%, 07/15/27	15	15,383
Enbridge Inc.
1.60%, 10/04/26	110	103,640
3.70%, 07/15/27	250	244,537
4.25%, 12/01/26	85	84,426
5.30%, 04/05/29	268	275,576
5.90%, 11/15/26	5	5,140
6.00%, 11/15/28	1,070	1,129,267
Energy Transfer LP
4.40%, 03/15/27	125	124,384
5.25%, 07/01/29	160	163,760
5.55%, 02/15/28	1,010	1,038,200
EnLink Midstream LLC, 5.38%, 06/01/29	805	819,396
Enterprise Products Operating LLC
4.15%, 10/16/28	5	4,971
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(b)	340	319,487
Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(b)	425	415,519
Kinder Morgan Inc.
1.75%, 11/15/26	214	201,657
4.30%, 03/01/28	1,175	1,168,903
5.00%, 02/01/29(a)	840	851,501
5.10%, 08/01/29	260	264,969
MPLX LP
1.75%, 03/01/26	15	14,354
4.00%, 03/15/28	435	426,566
4.13%, 03/01/27	90	89,013
Security	Par (000)	Value
Pipelines (continued)
4.80%, 02/15/29	$10	$10,091
ONEOK Inc.
2.20%, 09/15/25	595	578,743
4.00%, 07/13/27	1,270	1,254,118
4.35%, 03/15/29	680	672,390
4.55%, 07/15/28	25	24,963
5.00%, 03/01/26(a)	85	85,149
5.55%, 11/01/26	435	443,176
5.65%, 11/01/28	550	571,345
5.85%, 01/15/26	1,803	1,825,629
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	15	14,815
5.00%, 03/15/27	90	90,613
Spectra Energy Partners LP, 3.38%, 10/15/26	150	146,217
Targa Resources Corp., 6.15%, 03/01/29	1,300	1,374,340
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	450	449,480
6.50%, 07/15/27	35	35,425
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	810	851,820
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	5	5,170
Western Midstream Operating LP
4.50%, 03/01/28	685	674,771
4.65%, 07/01/26	25	24,866
4.75%, 08/15/28(a)	105	104,518
6.35%, 01/15/29	774	816,179
Williams Companies Inc. (The)
3.75%, 06/15/27	50	48,964
4.00%, 09/15/25	130	128,795
		21,149,315
Real Estate — 0.6%
CBRE Services Inc.
4.88%, 03/01/26	3,405	3,407,966
5.50%, 04/01/29	965	998,185
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	700	755,658
		5,161,809
Real Estate Investment Trusts — 5.1%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	10	9,861
3.95%, 01/15/27(a)	5	4,915
American Tower Corp.
1.30%, 09/15/25	53	51,001
1.45%, 09/15/26	1,350	1,266,548
1.50%, 01/31/28	565	509,305
1.60%, 04/15/26	55	52,261
2.75%, 01/15/27	890	852,270
3.13%, 01/15/27	845	816,771
3.38%, 10/15/26	485	472,827
3.55%, 07/15/27	110	106,822
3.60%, 01/15/28	60	58,050
3.65%, 03/15/27	35	34,207
3.80%, 08/15/29	400	383,926
3.95%, 03/15/29	1,305	1,265,009
4.40%, 02/15/26	270	268,635
5.20%, 02/15/29	170	173,808
5.25%, 07/15/28	220	224,804
5.50%, 03/15/28	245	251,760
5.80%, 11/15/28	15	15,686
15
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
1.90%, 12/01/28	$750	$679,543
3.20%, 01/15/28	205	197,156
3.30%, 06/01/29	355	337,962
3.35%, 05/15/27	5	4,866
Boston Properties LP
2.75%, 10/01/26	100	95,246
3.40%, 06/21/29	810	747,948
3.65%, 02/01/26	630	616,490
4.50%, 12/01/28	1,285	1,251,770
6.75%, 12/01/27	705	737,466
Brixmor Operating Partnership LP, 3.90%, 03/15/27	85	83,107
COPT Defense Properties LP
2.00%, 01/15/29(a)	870	764,953
2.25%, 03/15/26	315	302,135
Crown Castle Inc.
1.05%, 07/15/26	160	149,991
2.90%, 03/15/27	1,615	1,548,393
3.65%, 09/01/27	630	612,547
3.70%, 06/15/26	115	112,925
3.80%, 02/15/28	2,935	2,853,577
4.00%, 03/01/27	85	83,777
4.30%, 02/15/29	505	495,799
4.45%, 02/15/26	993	987,850
4.80%, 09/01/28	530	532,446
5.00%, 01/11/28	620	625,597
5.60%, 06/01/29(a)	1,071	1,110,120
Digital Realty Trust LP
3.70%, 08/15/27	1,045	1,019,204
4.45%, 07/15/28	1,450	1,439,866
5.55%, 01/15/28	280	286,394
DOC DR LLC, 3.95%, 01/15/28	130	127,065
EPR Properties
4.50%, 06/01/27	385	377,116
4.75%, 12/15/26	500	494,594
Equinix Inc.
1.00%, 09/15/25	1,578	1,516,666
1.45%, 05/15/26	974	922,879
1.55%, 03/15/28	20	18,043
1.80%, 07/15/27	45	41,835
2.00%, 05/15/28	5	4,572
2.90%, 11/18/26	202	195,101
ERP Operating LP, 3.50%, 03/01/28	250	242,544
Essex Portfolio LP, 1.70%, 03/01/28	205	185,760
Federal Realty OP LP
1.25%, 02/15/26	775	736,012
3.25%, 07/15/27	1,220	1,173,705
5.38%, 05/01/28	1,100	1,122,997
Healthpeak OP LLC
1.35%, 02/01/27	625	579,293
2.13%, 12/01/28(a)	735	665,504
3.25%, 07/15/26	105	102,459
Highwoods Realty LP
4.13%, 03/15/28	300	288,485
4.20%, 04/15/29	20	19,105
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	1,342	1,332,173
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	100	90,773
Kilroy Realty LP
4.38%, 10/01/25	218	215,864
4.75%, 12/15/28	55	53,953
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
4.50%, 04/01/27	$505	$499,130
4.75%, 01/15/28	180	178,447
5.25%, 01/15/26	10	10,003
Piedmont Operating Partnership LP, 9.25%, 07/20/28	200	221,093
Prologis LP
2.13%, 04/15/27	65	61,484
3.38%, 12/15/27	950	922,537
3.88%, 09/15/28	20	19,601
4.88%, 06/15/28	815	828,564
Public Storage Operating Co.
0.88%, 02/15/26(a)	5	4,749
1.95%, 11/09/28	25	22,696
3.39%, 05/01/29	200	192,229
5.13%, 01/15/29	10	10,316
Realty Income Corp., 3.40%, 01/15/28	255	246,231
Regency Centers LP, 3.60%, 02/01/27	80	78,215
Sabra Health Care LP, 5.13%, 08/15/26	147	147,323
Simon Property Group LP
1.75%, 02/01/28	730	669,298
3.38%, 12/01/27(a)	540	523,934
3.50%, 09/01/25	145	143,262
Store Capital LLC, 4.50%, 03/15/28(a)	145	141,288
Ventas Realty LP
3.25%, 10/15/26	290	281,222
3.85%, 04/01/27	770	754,846
4.13%, 01/15/26(a)	95	94,053
4.40%, 01/15/29	110	108,896
VICI Properties LP, 4.75%, 02/15/28	275	274,228
Welltower OP LLC
2.05%, 01/15/29	415	373,208
2.70%, 02/15/27	2,130	2,047,873
4.13%, 03/15/29	585	573,999
4.25%, 04/01/26	145	144,039
4.25%, 04/15/28	340	336,334
Weyerhaeuser Co., 6.95%, 10/01/27	60	63,836
		44,975,026
Retail — 2.5%
AutoZone Inc.
5.05%, 07/15/26	130	131,315
5.10%, 07/15/29(a)	225	229,979
6.25%, 11/01/28(a)	175	186,377
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,575	3,570,869
Costco Wholesale Corp., 1.38%, 06/20/27	100	93,038
Home Depot Inc. (The)
1.50%, 09/15/28(a)	830	749,705
2.13%, 09/15/26	195	187,191
2.50%, 04/15/27	2,455	2,355,295
2.80%, 09/14/27	900	866,065
2.88%, 04/15/27	785	760,766
2.95%, 06/15/29	510	482,311
3.00%, 04/01/26	285	279,339
3.35%, 09/15/25	291	287,450
3.90%, 12/06/28	125	123,813
4.75%, 06/25/29	290	296,259
4.88%, 06/25/27(a)	331	337,287
5.15%, 06/25/26(a)	530	538,417
Lowe's Companies Inc.
1.30%, 04/15/28	15	13,485
1.70%, 09/15/28	52	46,777
2.50%, 04/15/26	148	143,460
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.10%, 05/03/27	$865	$836,362
3.35%, 04/01/27(a)	1,945	1,896,104
3.38%, 09/15/25(a)	120	118,336
3.65%, 04/05/29	510	492,982
4.40%, 09/08/25	90	89,615
4.80%, 04/01/26	181	181,588
McDonald's Corp., 4.80%, 08/14/28	75	76,330
Starbucks Corp.
2.00%, 03/12/27	50	47,236
3.50%, 03/01/28	50	48,615
4.75%, 02/15/26	50	50,166
4.85%, 02/08/27	200	202,065
Target Corp.
1.95%, 01/15/27(a)	1,450	1,384,463
2.50%, 04/15/26	5,162	5,043,113
3.38%, 04/15/29(a)	155	150,572
		22,296,745
Semiconductors — 2.9%
Applied Materials Inc.
3.30%, 04/01/27	150	146,649
3.90%, 10/01/25	1,558	1,547,799
4.80%, 06/15/29(a)	2,345	2,398,287
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	45	44,389
Intel Corp.
1.60%, 08/12/28	1,580	1,395,772
2.60%, 05/19/26	2,220	2,134,126
3.15%, 05/11/27(a)	213	203,919
3.75%, 03/25/27	462	449,716
3.75%, 08/05/27	910	883,277
4.00%, 08/05/29	200	192,585
4.88%, 02/10/26	1,230	1,228,158
4.88%, 02/10/28	378	377,962
Lam Research Corp.
3.75%, 03/15/26	1,202	1,189,511
4.00%, 03/15/29	1,695	1,675,286
Marvell Technology Inc.
1.65%, 04/15/26	25	23,813
2.45%, 04/15/28	255	235,774
4.88%, 06/22/28	110	110,451
5.75%, 02/15/29	320	333,781
Micron Technology Inc.
4.19%, 02/15/27	25	24,751
5.38%, 04/15/28	200	204,642
NVIDIA Corp.
1.55%, 06/15/28	1,480	1,355,307
3.20%, 09/16/26	1,207	1,185,772
NXP BV/NXP Funding LLC
5.35%, 03/01/26	367	369,242
5.55%, 12/01/28	650	670,893
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	270	260,355
3.88%, 06/18/26	425	419,034
4.30%, 06/18/29	421	415,303
4.40%, 06/01/27	370	368,851
Qualcomm Inc., 3.25%, 05/20/27	45	43,906
Skyworks Solutions Inc., 1.80%, 06/01/26	27	25,625
Texas Instruments Inc.
1.13%, 09/15/26(a)	340	319,846
2.90%, 11/03/27(a)	560	539,263
4.60%, 02/08/27	65	65,662
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 02/15/28	$1,815	$1,841,485
4.60%, 02/08/29	1,435	1,463,061
TSMC Arizona Corp.
1.75%, 10/25/26	215	202,771
3.88%, 04/22/27	1,215	1,196,653
4.13%, 04/22/29	250	247,992
		25,791,669
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	480	435,640
3.48%, 12/01/27	675	651,661
		1,087,301
Software — 3.7%
Adobe Inc.
2.15%, 02/01/27	7,355	7,021,899
4.80%, 04/04/29	215	220,547
4.85%, 04/04/27	205	208,326
Atlassian Corp., 5.25%, 05/15/29	200	204,586
Autodesk Inc., 3.50%, 06/15/27	1,475	1,440,765
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	1,000	977,359
Concentrix Corp., 6.60%, 08/02/28(a)	255	267,417
Electronic Arts Inc., 4.80%, 03/01/26	540	540,306
Fidelity National Information Services Inc.
1.15%, 03/01/26	107	101,576
1.65%, 03/01/28(a)	265	239,981
Fiserv Inc.
3.20%, 07/01/26	35	34,178
4.20%, 10/01/28	15	14,830
5.38%, 08/21/28	275	284,077
5.45%, 03/02/28	200	206,227
Intuit Inc.
1.35%, 07/15/27	215	198,866
5.13%, 09/15/28	1,010	1,043,080
Microsoft Corp.
2.40%, 08/08/26	3,500	3,392,795
3.13%, 11/03/25	2,110	2,082,328
3.30%, 02/06/27	4,565	4,494,299
Oracle Corp.
1.65%, 03/25/26	55	52,517
2.30%, 03/25/28	1,650	1,531,786
2.65%, 07/15/26	67	64,694
2.80%, 04/01/27	2,035	1,955,718
3.25%, 11/15/27	35	33,812
4.50%, 05/06/28	315	316,372
Roper Technologies Inc.
1.00%, 09/15/25	56	53,866
1.40%, 09/15/27	370	338,833
3.80%, 12/15/26	5	4,924
4.50%, 10/15/29(a)	110	109,806
Salesforce Inc.
1.50%, 07/15/28	15	13,597
3.70%, 04/11/28	885	871,339
Take-Two Interactive Software Inc.
3.70%, 04/14/27	345	338,267
4.95%, 03/28/28	265	268,609
5.00%, 03/28/26	10	10,050
5.40%, 06/12/29	100	102,949
VMware LLC
1.40%, 08/15/26	2,907	2,734,520
1.80%, 08/15/28	10	9,014
17
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
3.90%, 08/21/27	$35	$34,404
4.65%, 05/15/27	30	30,055
Workday Inc.
3.50%, 04/01/27	690	674,895
3.70%, 04/01/29	430	415,792
		32,939,261
Telecommunications — 1.6%
AT&T Inc.
1.65%, 02/01/28	1,750	1,595,359
2.30%, 06/01/27	60	56,744
3.80%, 02/15/27	10	9,855
4.10%, 02/15/28	515	508,942
4.25%, 03/01/27	10	9,962
4.35%, 03/01/29(a)	10	9,967
British Telecommunications PLC, 5.13%, 12/04/28(a)	1,000	1,020,968
Cisco Systems Inc.
2.50%, 09/20/26(a)	65	62,926
2.95%, 02/28/26	50	49,036
4.85%, 02/26/29(a)	75	77,062
Nokia OYJ, 4.38%, 06/12/27	1,390	1,374,945
Rogers Communications Inc.
2.90%, 11/15/26	736	709,785
3.20%, 03/15/27	750	725,664
3.63%, 12/15/25	1,495	1,471,966
5.00%, 02/15/29	135	136,597
TELUS Corp.
2.80%, 02/16/27	125	119,776
3.70%, 09/15/27	160	155,949
T-Mobile USA Inc.
2.05%, 02/15/28	615	566,582
3.38%, 04/15/29	5	4,753
3.75%, 04/15/27	100	98,155
4.80%, 07/15/28	340	343,838
4.95%, 03/15/28	255	258,813
Verizon Communications Inc.
1.45%, 03/20/26	68	64,813
2.10%, 03/22/28	1,243	1,150,844
2.63%, 08/15/26	800	773,258
3.00%, 03/22/27	2,315	2,240,584
3.88%, 02/08/29	5	4,885
4.13%, 03/16/27	428	424,592
4.33%, 09/21/28(a)	520	518,399
Vodafone Group PLC, 4.38%, 05/30/28(a)	17	17,129
		14,562,148
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.50%, 09/15/27	430	413,960
3.55%, 11/19/26	1,635	1,590,644
		2,004,604
Transportation — 1.4%
Canadian National Railway Co.
2.75%, 03/01/26	107	104,443
6.90%, 07/15/28	605	661,604
Canadian Pacific Railway Co., 1.75%, 12/02/26	55	51,919
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,203	3,169,126
Norfolk Southern Corp.
2.90%, 06/15/26	40	38,915
3.15%, 06/01/27	25	24,184
Ryder System Inc.
1.75%, 09/01/26	986	931,268
Security	Par (000)	Value
Transportation (continued)
2.85%, 03/01/27	$165	$158,366
2.90%, 12/01/26(a)	1,975	1,904,371
3.35%, 09/01/25	1,721	1,694,834
4.30%, 06/15/27(a)	485	481,485
4.95%, 09/01/29	65	65,610
5.25%, 06/01/28	215	219,470
5.30%, 03/15/27	145	147,328
5.38%, 03/15/29(a)	1,479	1,522,505
5.50%, 06/01/29	655	677,795
5.65%, 03/01/28	220	227,116
6.30%, 12/01/28	425	453,331
Union Pacific Corp.
2.15%, 02/05/27	50	47,599
3.00%, 04/15/27	20	19,382
3.95%, 09/10/28	10	9,926
4.75%, 02/21/26	5	5,023
United Parcel Service Inc., 2.40%, 11/15/26	55	52,766
		12,668,366
Trucking & Leasing — 0.4%
GATX Corp.
3.25%, 09/15/26	10	9,697
3.50%, 03/15/28	1,690	1,620,623
3.85%, 03/30/27	10	9,804
4.70%, 04/01/29	1,515	1,515,855
5.40%, 03/15/27	55	55,992
		3,211,971
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	55	51,733
3.38%, 01/20/27	285	271,157
		322,890
Water — 0.1%
American Water Capital Corp., 3.75%, 09/01/28	500	488,742
Essential Utilities Inc.
3.57%, 05/01/29	5	4,798
4.80%, 08/15/27	175	176,209
United Utilities PLC, 6.88%, 08/15/28	10	10,773
		680,522
Total Long-Term Investments — 98.6% (Cost: $876,229,417)		877,772,664
	Shares
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	44,552,892	44,579,624
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(e)(f)	3,570,000	3,570,000
Total Short-Term Securities — 5.4% (Cost: $48,127,410)		48,149,624
Total Investments — 104.0% (Cost: $924,356,827)		925,922,288
Liabilities in Excess of Other Assets — (4.0)%		(35,904,907)
Net Assets — 100.0%		$890,017,381
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware 1-5 Year USD Corporate Bond ETF

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,734,469	$4,838,148 (a)	$—	$(1,551)	$8,558	$44,579,624	44,552,892	$59,231 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,350,000	2,220,000 (a)	—	—	—	3,570,000	3,570,000	86,292	—
				$(1,551)	$8,558	$48,149,624		$145,523	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$877,772,664	$—	$877,772,664
Short-Term Securities
Money Market Funds	48,149,624	—	—	48,149,624
	$48,149,624	$877,772,664	$—	$925,922,288
See notes to financial statements.
19
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 5.07%, 04/15/27	$1,483	$1,482,373
AmeriCredit Automobile Receivables Trust, 5.38%, 06/18/29	1,130	1,154,486
Capital One Multi-Asset Execution Trust, 4.95%, 10/15/27	5,067	5,078,120
GM Financial Consumer Automobile Receivables Trust
4.47%, 02/16/28	1,000	996,945
5.78%, 08/16/28	1,220	1,244,333
5.28%, 10/16/29	850	863,420
Series 2021-1, Class A4, 0.54%, 05/17/27	694	686,203
Hyundai Auto Receivables Trust, 5.48%, 04/17/28	1,500	1,518,168
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	210	211,772
Verizon Master Trust, 4.49%, 01/22/29	1,000	997,647
Total Asset-Backed Securities — 0.4% (Cost: $14,187,728)		14,233,467
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank
3.47%, 01/15/63	200	164,470
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	850	814,331
BBCMS Mortgage Trust
6.00%, 09/15/56(a)	4,710	5,092,346
Series 2020-C7, Class A5, 2.04%, 04/15/53	670	577,636
Series 2021-C11, Class A5, 2.32%, 09/15/54	2,000	1,713,638
Benchmark Mortgage Trust
3.93%, 03/15/52	1,306	1,285,025
6.67%, 03/15/29	440	443,407
6.79%, 03/15/29	781	814,247
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	204	201,249
Series 2018-B6, Class AAB, 4.17%, 10/10/51	203	201,506
Series 2019-B11, Class A4, 3.28%, 05/15/52	100	93,001
Series 2020-B21, Class A4, 1.70%, 12/17/53	1,200	1,018,292
Series 2020-B21, Class A5, 1.98%, 12/17/53	800	676,963
BMO Mortgage Trust, 5.74%, 02/15/57	1,000	1,035,404
CD Mortgage Trust, 3.35%, 11/10/49	1,113	1,091,716
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 11/25/32(a)	2,000	1,926,980
4.43%, 02/25/33(a)	2,400	2,416,901
4.65%, 08/25/28(a)	1,000	1,013,820
5.40%, 01/25/29	5,000	5,215,048
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49	100	95,854
JPMCC Commercial Mortgage Securities Trust, 3.28%, 07/15/50	837	820,367
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/47	250	245,203
Series 2016-C31, Class A5, 3.10%, 11/15/49	500	476,442
Morgan Stanley Capital I Trust, 2.75%, 06/15/54(a)	1,000	853,687
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	2,000	2,123,113
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	337	332,197
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51	$369	$364,684
Wells Fargo Commercial Mortgage Trust
Class A4, 2.34%, 08/15/54	460	394,290
Class ASB, 4.17%, 05/15/51	748	740,205
Series 2015-LC22, Class A4, 3.84%, 09/15/58	500	492,671
Series 2019-C51, Class A4, 3.31%, 06/15/52	2,000	1,865,334
Series 2020-C56, Class A5, 2.45%, 06/15/53	130	114,379
		34,714,406
Total Collateralized Mortgage Obligations — 1.0% (Cost: $36,001,551)		34,714,406
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
5.38%, 06/15/33	137	139,130
5.40%, 10/01/48	265	255,047
		394,177
Aerospace & Defense — 0.2%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	440	422,885
General Electric Co.
4.35%, 05/01/50	10	8,865
6.75%, 03/15/32	190	214,960
Hexcel Corp., 4.20%, 02/15/27	525	513,483
Howmet Aerospace Inc., 5.95%, 02/01/37	30	32,459
Northrop Grumman Corp.
4.90%, 06/01/34	525	530,164
4.95%, 03/15/53	275	261,722
5.20%, 06/01/54	510	504,626
RTX Corp.
1.90%, 09/01/31	55	45,997
2.25%, 07/01/30	814	721,358
2.38%, 03/15/32	35	29,877
2.65%, 11/01/26	90	86,710
3.13%, 05/04/27	292	282,541
3.13%, 07/01/50	196	136,257
3.75%, 11/01/46	277	219,681
4.05%, 05/04/47	247	204,171
4.13%, 11/16/28	566	558,825
4.15%, 05/15/45	175	148,651
4.35%, 04/15/47	287	248,722
4.45%, 11/16/38	325	302,638
4.50%, 06/01/42	138	124,924
4.63%, 11/16/48	214	193,162
4.70%, 12/15/41	72	66,673
4.80%, 12/15/43	175	162,110
4.88%, 10/15/40	170	162,585
5.38%, 02/27/53	95	95,044
5.40%, 05/01/35	20	20,803
5.75%, 11/08/26	60	61,534
5.75%, 01/15/29	50	52,492
6.00%, 03/15/31	150	161,516
6.05%, 06/01/36	75	81,930
6.10%, 03/15/34	35	38,127
6.13%, 07/15/38	210	229,624
6.40%, 03/15/54	80	91,791
7.50%, 09/15/29	10	11,304
		7,028,211
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.70%, 09/15/51	$210	$136,988
2.90%, 03/01/32	50	44,565
3.25%, 03/27/30	253	239,040
3.75%, 09/15/47	119	94,034
4.02%, 04/16/43	28	23,594
4.50%, 08/15/33	160	157,945
4.50%, 03/15/49	55	48,970
4.54%, 03/26/42	57	52,248
5.94%, 10/01/32	107	117,799
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	1,615	1,431,629
3.25%, 08/15/26	1,621	1,581,214
3.75%, 09/25/27	889	871,422
		4,799,448
Airlines — 0.0%
Southwest Airlines Co., 2.63%, 02/10/30	100	89,515
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	70	57,136
3.38%, 03/27/50	208	158,654
Tapestry Inc.
4.13%, 07/15/27	92	89,794
7.85%, 11/27/33	115	123,077
VF Corp.
2.80%, 04/23/27	1,196	1,119,040
2.95%, 04/23/30	650	561,487
		2,109,188
Auto Manufacturers — 0.3%
American Honda Finance Corp.
1.80%, 01/13/31	435	368,890
2.00%, 03/24/28	300	276,637
2.25%, 01/12/29	390	357,121
2.30%, 09/09/26	205	196,818
2.35%, 01/08/27	145	138,556
4.60%, 04/17/30	140	140,855
4.70%, 01/12/28	95	96,073
4.90%, 03/12/27	125	126,753
4.90%, 07/09/27	100	101,494
4.90%, 01/10/34	175	176,532
5.05%, 07/10/31	100	101,975
5.13%, 07/07/28	25	25,660
5.65%, 11/15/28	55	57,715
Cummins Inc.
1.50%, 09/01/30	874	747,568
2.60%, 09/01/50	315	199,406
4.88%, 10/01/43	387	372,046
4.90%, 02/20/29	50	51,268
5.15%, 02/20/34	855	887,137
5.45%, 02/20/54	30	30,791
Ford Motor Co.
5.29%, 12/08/46	80	72,400
7.40%, 11/01/46	350	385,339
Ford Motor Credit Co. LLC, 7.12%, 11/07/33	435	470,013
General Motors Co.
5.00%, 04/01/35	95	92,253
5.15%, 04/01/38	160	153,559
5.20%, 04/01/45	264	241,843
5.95%, 04/01/49	85	85,649
6.25%, 10/02/43	155	161,240
Security	Par (000)	Value
Auto Manufacturers (continued)
6.60%, 04/01/36	$216	$233,793
6.75%, 04/01/46	189	207,244
General Motors Financial Co. Inc.
2.35%, 01/08/31	15	12,749
2.40%, 10/15/28	35	31,836
2.70%, 06/10/31	75	64,549
3.10%, 01/12/32	175	152,554
3.60%, 06/21/30	90	83,590
4.30%, 04/06/29	80	78,388
5.65%, 01/17/29	5	5,141
5.85%, 04/06/30	25	26,090
6.40%, 01/09/33	315	337,732
Honda Motor Co. Ltd., 2.97%, 03/10/32	165	149,030
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	317	384,108
Toyota Motor Credit Corp.
2.15%, 02/13/30	112	100,076
3.05%, 01/11/28	57	54,717
3.65%, 01/08/29	81	78,904
4.45%, 05/18/26	130	130,160
4.55%, 09/20/27	50	50,399
4.55%, 05/17/30	180	181,033
4.70%, 01/12/33	135	135,463
		8,613,147
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	509	323,191
4.35%, 03/15/29	270	267,848
4.40%, 10/01/46(b)	74	60,468
5.40%, 03/15/49	317	292,541
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	215	192,046
4.15%, 05/01/52	210	162,045
BorgWarner Inc., 4.38%, 03/15/45	61	51,175
Lear Corp.
3.50%, 05/30/30	259	241,515
3.55%, 01/15/52	110	75,095
3.80%, 09/15/27	141	137,327
4.25%, 05/15/29	107	104,845
5.25%, 05/15/49	117	107,408
Magna International Inc.
4.15%, 10/01/25	80	79,446
5.50%, 03/21/33	50	52,512
		2,147,462
Banks — 5.3%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	670	663,955
Australia & New Zealand Banking Group Ltd/New York, 4.90%, 07/16/27	250	254,502
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,357	7,078,035
5.86%, 09/14/26, (1-year CMT + 2.300%)(a)	1,020	1,027,509
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	300	281,542
2.96%, 03/25/31	200	177,932
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	235	202,543
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	785	772,103
4.38%, 04/12/28	415	409,971
5.18%, 11/19/25	200	199,879
6.35%, 03/14/34	400	418,956
21
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.92%, 08/08/33	$455	$495,058
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	555	526,565
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	80	68,447
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	110	93,586
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	85	77,810
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	100	85,094
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	580	481,887
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(a)	283	253,217
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	50	47,683
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	75	64,906
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	339	303,971
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	115	84,116
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	335	293,832
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	334	224,281
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(a)	173	158,868
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	502	442,730
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	507	351,160
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(a)	185	173,374
3.25%, 10/21/27	370	358,662
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	155	122,521
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(a)	325	313,247
3.50%, 04/19/26	142	139,828
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(a)	90	88,438
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(a)	65	63,287
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(a)	205	201,393
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	250	226,807
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(a)	226	187,707
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(a)	305	298,689
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(a)	266	258,763
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(a)	180	160,774
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(a)	1,026	862,834
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(a)	615	569,784
4.25%, 10/22/26	187	185,904
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(a)	410	405,584
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(a)	493	433,582
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	75	74,563
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(a)	580	520,776
4.45%, 03/03/26	140	139,534
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	780	763,175
4.88%, 04/01/44	196	191,598
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	150	151,540
5.00%, 01/21/44	523	521,154
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	710	718,106
5.08%, 01/20/27, (1-day SOFR + 1.290%)(a)	220	220,981
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	190	194,022
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	755	772,239
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	70	72,471
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	10	10,630
5.88%, 02/07/42	269	293,063
6.11%, 01/29/37	590	640,654
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	120	125,742
6.22%, 09/15/26	35	36,129
7.75%, 05/14/38	595	738,328
Series L, 4.18%, 11/25/27	265	262,487
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	110	96,414
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	405	309,599
Bank of America NA, 6.00%, 10/15/36	252	273,451
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
1.25%, 09/15/26	$150	$140,559
2.65%, 03/08/27	60	57,617
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	1,050	1,011,663
5.30%, 06/05/26	100	101,402
5.51%, 06/04/31	75	78,035
5.72%, 09/25/28	75	78,274
Series H, 4.70%, 09/14/27	90	90,845
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	190	180,757
2.45%, 08/17/26	343	330,778
2.50%, 01/26/32	95	82,543
2.80%, 05/04/26	306	298,117
3.00%, 10/30/28	249	235,318
3.25%, 05/16/27	177	172,382
3.30%, 08/23/29	485	457,976
3.40%, 01/29/28	370	358,654
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(a)	794	774,848
3.85%, 04/28/28	645	637,292
3.85%, 04/26/29	110	108,140
3.95%, 11/18/25	334	331,609
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	100	98,734
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	100	100,496
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	100	98,986
4.89%, 07/21/28, (1-day SOFR +0.840%)(a)	200	202,118
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	150	150,833
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	65	65,484
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	200	204,436
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	95	97,042
5.61%, 07/21/39, (1-day SOFR +1.770%)(a)	50	51,890
5.80%, 10/25/28, (1-day SOFR + 1.802%)(a)	40	41,665
5.83%, 10/25/33, (1-day SOFR + 2.074%)(a)	80	85,192
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	95	101,391
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	200	222,168
Series J, 1.90%, 01/25/29	150	136,191
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,330	1,263,505
1.30%, 09/15/26	300	281,973
1.35%, 06/24/26	105	99,409
1.95%, 02/02/27	485	458,292
2.15%, 08/01/31	1,635	1,395,593
2.45%, 02/02/32	180	154,376
2.70%, 08/03/26	1,426	1,380,045
2.95%, 03/11/27	990	957,017
4.50%, 12/16/25	1,576	1,566,846
4.75%, 02/02/26	1,085	1,087,172
4.85%, 02/01/30	230	233,480
5.35%, 12/07/26	165	168,208
5.40%, 06/04/27	185	189,603
5.45%, 08/01/29	125	129,642
5.65%, 02/01/34	110	115,873
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	440	416,429
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	105	92,842
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	240	207,360
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	430	370,586
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	260	234,064
4.34%, 01/10/28	255	250,784
4.38%, 01/12/26	400	397,672
4.84%, 05/09/28	505	500,703
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 01/10/47	$370	$346,461
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)	285	285,915
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(a)	390	388,271
5.20%, 05/12/26	315	315,837
5.25%, 08/17/45	105	103,558
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	350	356,830
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	200	204,062
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	200	206,091
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	10	10,344
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	225	228,262
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	230	244,136
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	10	10,959
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	265	291,191
7.33%, 11/02/26, (1-year CMT + 3.050%)(a)	200	205,049
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	200	214,865
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	225	256,375
BPCE SA, 3.38%, 12/02/26	940	918,796
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	60	55,248
5.00%, 04/28/28	295	300,242
5.24%, 06/28/27	200	204,261
5.26%, 04/08/29	200	205,464
5.62%, 07/17/26	75	76,381
5.93%, 10/02/26	25	25,707
5.99%, 10/03/28	90	94,810
6.09%, 10/03/33	545	586,401
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	185	160,162
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	240	213,307
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	302	272,023
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	310	285,309
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	260	250,884
3.20%, 10/21/26	165	160,567
3.40%, 05/01/26	135	132,570
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(a)	125	121,107
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(a)	65	63,375
3.70%, 01/12/26	87	85,927
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	487	449,269
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(a)	550	480,636
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(a)	180	177,085
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(a)	15	14,555
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(a)	116	114,057
4.13%, 07/25/28	256	251,754
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(a)	209	179,895
4.30%, 11/20/26	125	124,201
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	285	280,233
4.45%, 09/29/27	582	578,818
4.60%, 03/09/26	110	109,718
4.65%, 07/30/45	389	356,222
4.65%, 07/23/48	595	541,879
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	25	25,073
4.75%, 05/18/46	255	230,768
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	70	71,333
5.30%, 05/06/44	226	222,548
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	315	313,623
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	200	205,613
5.50%, 09/13/25	418	420,032
5.61%, 09/29/26, (1-day SOFR + 1.546%)(a)	120	120,871
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	465	478,014
Security	Par (000)	Value
Banks (continued)
5.88%, 02/22/33	$236	$247,823
5.88%, 01/30/42	280	300,265
6.00%, 10/31/33	122	130,373
6.13%, 08/25/36	10	10,636
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	495	522,308
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	90	97,396
6.63%, 01/15/28	323	345,202
6.63%, 06/15/32	457	501,322
6.68%, 09/13/43	176	201,560
8.13%, 07/15/39	604	785,617
Citizens Financial Group Inc.
2.50%, 02/06/30	85	74,840
2.85%, 07/27/26	182	175,039
3.25%, 04/30/30	195	178,585
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	205	198,249
Comerica Inc., 4.00%, 02/01/29	234	223,561
Cooperatieve Rabobank UA
3.75%, 07/21/26	255	249,612
5.25%, 05/24/41	21	21,668
5.25%, 08/04/45	142	142,361
5.75%, 12/01/43	232	240,582
Deutsche Bank AG, 4.10%, 01/13/26	340	337,725
Deutsche Bank AG/New York
2.13%, 11/24/26, (1-day SOFR + 1.870%)(a)	230	221,575
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	440	414,544
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	470	444,273
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	265	231,719
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	650	597,033
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	150	157,900
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	200	211,602
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	150	155,642
Discover Bank
2.70%, 02/06/30	190	169,080
3.45%, 07/27/26	245	238,121
4.25%, 03/13/26	25	24,750
4.65%, 09/13/28	435	433,461
Fifth Third Bancorp
6.36%, 10/27/28, (1-day SOFR + 2.192%)(a)	15	15,687
8.25%, 03/01/38	201	248,630
First Horizon Bank, 5.75%, 05/01/30	90	90,426
Goldman Sachs Capital I, 6.35%, 02/15/34	265	287,549
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)	170	161,833
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	95	89,183
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	140	132,219
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	250	209,908
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	255	217,149
2.60%, 02/07/30	142	128,808
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	387	336,396
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	290	276,693
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	165	142,381
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	610	539,683
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	252	195,012
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	40	31,690
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(a)	317	309,462
3.75%, 02/25/26	225	222,424
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(a)	507	492,626
3.85%, 01/26/27	462	455,547
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(a)	705	624,589
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(a)	585	576,850
4.25%, 10/21/25	255	253,178
23
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(a)	$489	$451,439
4.75%, 10/21/45	556	525,784
4.80%, 07/08/44	420	399,278
5.15%, 05/22/45	54	53,023
5.95%, 01/15/27	155	159,656
6.13%, 02/15/33	505	559,089
6.25%, 02/01/41	530	591,620
6.45%, 05/01/36	219	241,675
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	40	44,349
6.75%, 10/01/37	641	722,692
HSBC Bank USA NA, 7.00%, 01/15/39	505	590,770
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	160	145,084
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	135	117,318
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	495	429,723
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	130	116,666
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	35	30,236
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(a)	795	766,194
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(a)	630	618,933
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(a)	300	297,746
4.38%, 11/23/26	130	128,678
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(a)	605	600,100
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	400	399,963
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	20	19,288
4.95%, 03/31/30	485	493,160
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)	200	208,390
6.10%, 01/14/42	525	583,123
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	380	408,745
6.50%, 05/02/36	245	264,399
6.50%, 09/15/37	605	651,859
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	280	298,934
6.80%, 06/01/38	315	346,003
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)	205	210,581
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	200	215,233
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	220	246,582
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	200	233,522
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	215	171,754
2.55%, 02/04/30	504	448,277
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	65	64,812
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	172	168,058
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR + 1.650%)(a)	80	79,400
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	425	373,247
3.95%, 03/29/27	850	837,538
4.05%, 04/09/29	170	166,152
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	225	215,834
4.55%, 10/02/28	210	209,748
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	5	5,151
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	5	5,350
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	70	65,726
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(a)	25	21,162
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	230	194,384
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	205	184,015
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	250	216,048
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(a)	152	133,031
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(a)	256	234,324
2.95%, 10/01/26	125	121,534
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(a)	70	63,706
Security	Par (000)	Value
Banks (continued)
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	$485	$429,216
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(a)	133	104,050
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	578	415,927
3.20%, 06/15/26	145	141,882
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	590	440,234
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(a)	242	234,178
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(a)	245	238,942
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(a)	65	62,582
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(a)	55	54,054
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(a)	478	426,770
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(a)	336	280,258
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(a)	546	457,527
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(a)	272	266,931
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(a)	310	262,958
4.13%, 12/15/26	199	197,686
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(a)	475	468,873
4.25%, 10/01/27	145	144,748
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(a)	479	423,505
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(a)	389	387,452
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(a)	282	280,987
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	487	480,323
4.85%, 02/01/44	266	260,800
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	845	850,157
4.95%, 06/01/45	242	236,590
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	275	282,294
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	250	257,450
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	515	530,750
5.40%, 01/06/42	370	386,321
5.50%, 10/15/40	360	379,457
5.60%, 07/15/41	470	501,965
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	485	507,743
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	110	116,782
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	450	492,689
6.40%, 05/15/38	505	584,457
7.63%, 10/15/26	180	191,235
8.00%, 04/29/27	80	87,698
8.75%, 09/01/30	555	671,166
KeyBank NA/Cleveland OH
3.90%, 04/13/29	62	58,201
4.90%, 08/08/32	35	33,187
6.95%, 02/01/28	45	47,314
KeyCorp
2.25%, 04/06/27	90	84,510
2.55%, 10/01/29	305	273,076
4.10%, 04/30/28	125	121,865
4.15%, 10/29/25	121	119,915
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(c)	1,013	626,239
0.00%, 06/29/37(c)	760	445,737
0.63%, 01/22/26	2,375	2,261,498
0.75%, 09/30/30	690	576,554
1.00%, 10/01/26	1,135	1,068,190
1.75%, 09/14/29	1,011	916,252
2.88%, 04/03/28	2,257	2,185,852
3.00%, 05/20/27	185	180,868
3.75%, 02/15/28	1,700	1,695,749
Landwirtschaftliche Rentenbank, Series 37, 2.50%, 11/15/27	150	143,795
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	190	180,209
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(a)	$375	$362,316
3.75%, 01/11/27	260	255,084
4.34%, 01/09/48	295	242,381
4.38%, 03/22/28	395	391,753
4.55%, 08/16/28	335	334,046
4.58%, 12/10/25	505	501,160
4.65%, 03/24/26	415	412,401
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	65	64,513
5.30%, 12/01/45	155	148,569
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	30	31,006
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	200	207,469
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	300	310,904
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	200	204,450
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	445	514,247
Mitsubishi UFJ Financial Group Inc.
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	40	37,603
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	180	153,390
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	90	85,412
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	40	34,284
2.76%, 09/13/26	340	328,290
3.20%, 07/18/29	280	263,255
3.29%, 07/25/27	170	164,991
3.68%, 02/22/27	85	83,494
3.74%, 03/07/29	160	155,630
3.75%, 07/18/39	245	214,190
3.96%, 03/02/28	55	54,187
4.05%, 09/11/28	70	69,141
4.15%, 03/07/39	139	127,579
4.29%, 07/26/38	140	132,096
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	25	25,357
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	200	204,096
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)	50	51,846
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	390	399,764
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	10	10,383
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	145	136,931
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	30	25,150
2.56%, 09/13/31	330	278,528
2.59%, 05/25/31, (3-mo. SOFR + 1.332%)(a)	177	157,332
2.84%, 09/13/26	20	19,334
2.87%, 09/13/30, (3-mo. SOFR + 1.572%)(a)	90	82,294
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(a)	217	201,733
3.17%, 09/11/27	55	52,937
3.66%, 02/28/27	90	88,171
4.02%, 03/05/28	195	191,968
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(a)	329	323,370
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	200	205,523
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	205,403
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)	200	207,897
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	200	207,309
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	65	67,115
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	230	239,537
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	55	57,739
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	220	230,772
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	280	290,907
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	875	832,131
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	110	103,748
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	515	489,309
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	320	266,142
Security	Par (000)	Value
Banks (continued)
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	$135	$112,737
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	445	376,637
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	105	99,963
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	15	12,373
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	290	248,538
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	352	318,636
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	390	261,936
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	240	210,835
3.13%, 07/27/26	220	214,480
3.59%, 07/22/28(a)	632	614,151
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	364	345,215
3.63%, 01/20/27	295	290,406
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(a)	564	549,979
3.88%, 01/27/26	275	272,040
3.95%, 04/23/27	500	492,837
3.97%, 07/22/38(a)	770	684,815
4.30%, 01/27/45	705	632,216
4.35%, 09/08/26	365	362,987
4.38%, 01/22/47	557	498,652
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(a)	232	230,535
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(a)	400	375,521
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	45	44,847
5.00%, 11/24/25	271	271,453
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	90	91,508
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)	185	186,061
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	105	106,783
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	335	341,212
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	280	284,590
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	600	596,476
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	50	51,066
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	355	364,678
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	80	82,468
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	115	118,451
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	188	200,167
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	535	565,702
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	115	118,844
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	370	383,133
6.25%, 08/09/26	525	541,658
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	50	52,568
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	300	328,742
6.38%, 07/24/42	526	605,334
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	60	63,922
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	180	200,790
7.25%, 04/01/32	759	889,714
Morgan Stanley Bank NA
4.75%, 04/21/26	280	281,289
5.88%, 10/30/26	250	257,407
National Australia Bank Ltd./New York
2.50%, 07/12/26	342	330,647
3.38%, 01/14/26	100	98,592
4.90%, 06/13/28	250	255,432
4.94%, 01/12/28	250	254,519
4.97%, 01/12/26	250	251,606
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	1,025	1,041,075
5.60%, 12/18/28	2,458	2,554,029
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	120	113,549
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	465	409,143
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	65	62,291
25
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)	$494	$486,169
4.80%, 04/05/26	600	600,273
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)	420	421,153
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)	760	768,359
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	203,743
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	200	209,218
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	200	207,720
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	200	209,221
7.47%, 11/10/26, (1-year CMT + 2.850%)(a)	290	297,945
Northern Trust Corp.
3.15%, 05/03/29	891	852,378
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	560	542,862
3.65%, 08/03/28	444	436,815
3.95%, 10/30/25	600	595,252
6.13%, 11/02/32	115	126,089
PNC Bank NA
3.10%, 10/25/27	265	254,240
3.25%, 01/22/28	100	95,960
4.05%, 07/26/28	245	240,995
4.20%, 11/01/25	85	84,355
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	50	46,939
2.55%, 01/22/30	410	372,563
2.60%, 07/23/26	226	218,074
3.15%, 05/19/27	145	140,421
3.45%, 04/23/29	623	598,823
4.63%, 06/06/33, (1-day SOFR + 1.850%)(a)	40	38,632
4.76%, 01/26/27, (1-day SOFR + 1.085%)(a)	90	89,902
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	240	239,914
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)	275	277,405
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	25	25,430
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	180	184,948
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)	130	133,165
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	100	103,419
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	251	259,223
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	120	125,098
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	165	174,676
6.04%, 10/28/33, (1-day SOFR + 2.140%)(a)	215	228,630
6.62%, 10/20/27, (1-day SOFR + 1.730%)(a)	65	67,601
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	365	410,726
Regions Bank/Birmingham AL, 6.45%, 06/26/37	248	263,604
Regions Financial Corp.
1.80%, 08/12/28	85	76,050
7.38%, 12/10/37	233	269,910
Royal Bank of Canada
1.40%, 11/02/26	110	103,398
2.05%, 01/21/27	30	28,484
3.63%, 05/04/27	190	186,862
3.88%, 05/04/32	125	118,716
4.24%, 08/03/27	310	310,113
4.65%, 01/27/26	95	94,844
4.88%, 01/12/26	75	75,368
4.88%, 01/19/27	130	131,493
4.90%, 01/12/28	320	325,171
4.95%, 02/01/29	185	189,253
4.97%, 08/02/30, (1-day SOFR +1.000%)(a)	250	254,328
5.00%, 02/01/33	500	509,814
Security	Par (000)	Value
Banks (continued)
5.00%, 05/02/33	$315	$322,687
5.07%, 07/23/27, (1-day SOFR +0.790%)(a)	250	252,863
5.15%, 02/01/34	170	174,163
5.20%, 07/20/26	155	157,327
5.20%, 08/01/28	290	299,209
6.00%, 11/01/27	260	272,555
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	365	342,767
3.24%, 10/05/26	511	493,720
4.40%, 07/13/27	1,052	1,039,819
5.81%, 09/09/26, (1-day SOFR + 2.328%)(a)	225	225,805
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	35	36,312
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	95	99,075
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	67	70,110
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	225	212,470
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	395	373,133
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	120	104,553
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(a)	295	285,921
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	20	20,978
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	105	99,091
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	45	42,704
2.40%, 01/24/30	650	592,740
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	40	34,766
2.65%, 05/19/26	478	464,392
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	318	290,784
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(a)	247	244,030
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	25	24,049
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)	50	50,084
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	15	14,974
4.99%, 03/18/27	65	66,088
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	30	30,654
5.27%, 08/03/26	105	106,683
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	60	62,848
5.75%, 11/04/26, (1-day SOFR + 1.353%)(a)	55	55,582
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	50	52,183
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	25	26,835
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	100	93,773
1.90%, 09/17/28	255	230,095
2.13%, 07/08/30	200	173,782
2.14%, 09/23/30	20	17,269
2.47%, 01/14/29	55	50,418
2.63%, 07/14/26	310	299,502
2.72%, 09/27/29	100	91,295
2.75%, 01/15/30	140	127,131
3.01%, 10/19/26	255	246,982
3.04%, 07/16/29	460	428,097
3.20%, 09/17/29	157	146,292
3.35%, 10/18/27	252	243,116
3.36%, 07/12/27	253	245,677
3.45%, 01/11/27	227	221,771
3.54%, 01/17/28	185	179,162
3.78%, 03/09/26	165	162,902
3.94%, 07/19/28	165	161,887
4.31%, 10/16/28	173	172,554
5.52%, 01/13/28	140	144,169
5.77%, 01/13/33	285	302,066
5.78%, 07/13/33	220	233,461
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 07/13/28	$200	$208,649
5.81%, 09/14/33	35	37,330
5.85%, 07/13/30	200	211,438
Synchrony Bank, 5.63%, 08/23/27	465	471,703
Toronto-Dominion Bank (The)
1.95%, 01/12/27(b)	195	184,971
2.45%, 01/12/32	20	17,222
2.80%, 03/10/27	95	91,372
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	1,126	1,094,652
4.46%, 06/08/32	375	366,798
4.69%, 09/15/27	75	75,571
4.99%, 04/05/29	105	106,932
5.16%, 01/10/28	165	168,448
5.26%, 12/11/26	85	86,550
5.52%, 07/17/28	315	326,166
Truist Bank
2.25%, 03/11/30	310	269,542
3.63%, 09/16/25	40	39,397
4.05%, 11/03/25	85	84,324
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	60	56,725
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	30	27,109
3.88%, 03/19/29	70	67,546
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	65	63,921
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	170	170,426
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	365	352,796
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	95	94,493
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	155	161,816
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	110	112,326
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	315	261,160
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	20	17,222
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	80	78,665
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	125	122,693
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	5	5,206
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	35	36,359
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	108	113,455
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	195	204,815
UBS AG/London, 5.65%, 09/11/28	880	915,551
UBS AG/Stamford CT
5.00%, 07/09/27	255	258,647
7.50%, 02/15/28	440	480,072
UBS Group AG, 4.55%, 04/17/26	435	433,651
Webster Financial Corp., 4.10%, 03/25/29(b)	179	171,186
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	220	168,391
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	155	139,643
3.90%, 05/01/45	145	120,818
4.40%, 06/14/46	175	148,743
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	955	864,574
4.65%, 11/04/44	50	44,605
4.75%, 12/07/46	185	165,571
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	255	253,716
4.90%, 11/17/45	340	311,579
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(a)	1,040	998,118
5.38%, 11/02/43	150	148,494
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	445	455,691
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	180	185,818
5.61%, 01/15/44	245	248,568
5.95%, 12/01/86	695	720,897
Security	Par (000)	Value
Banks (continued)
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	$240	$264,141
Series B, 7.95%, 11/15/29	5	5,726
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	195	168,035
2.70%, 08/19/26	305	295,637
2.85%, 05/13/26	1,380	1,345,163
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	305	261,664
3.35%, 03/08/27	258	252,516
3.40%, 01/25/28	312	303,063
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	299	286,371
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	454	447,761
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	75	75,956
Wintrust Financial Corp., 4.85%, 06/06/29	55	53,125
		186,749,096
Beverages — 0.8%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	10	9,893
4.70%, 02/01/36	917	906,579
4.90%, 02/01/46	1,205	1,157,300
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	95	88,830
4.70%, 02/01/36	676	668,286
4.90%, 02/01/46	328	314,057
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	455	437,126
4.00%, 04/13/28	619	615,077
4.38%, 04/15/38	329	311,545
4.44%, 10/06/48	465	416,174
4.50%, 06/01/50	10	9,340
4.60%, 04/15/48	170	157,745
4.60%, 06/01/60(b)	100	92,343
4.75%, 01/23/29	627	638,740
4.75%, 04/15/58	135	126,333
4.90%, 01/23/31	373	383,208
4.95%, 01/15/42	452	443,760
5.00%, 06/15/34	160	164,019
5.45%, 01/23/39	328	344,800
5.55%, 01/23/49	638	667,701
5.80%, 01/23/59	263	288,645
5.88%, 06/15/35	100	109,284
8.00%, 11/15/39	69	90,124
8.20%, 01/15/39	320	423,131
Brown-Forman Corp.
4.00%, 04/15/38	63	57,065
4.50%, 07/15/45	159	146,559
Coca-Cola Co. (The)
1.00%, 03/15/28	370	334,257
1.38%, 03/15/31	535	446,541
1.65%, 06/01/30	266	231,275
2.00%, 03/05/31	220	191,646
2.25%, 01/05/32	165	144,459
2.50%, 06/01/40	177	130,521
2.50%, 03/15/51	80	51,084
2.60%, 06/01/50	403	263,561
2.75%, 06/01/60	124	78,771
2.90%, 05/25/27	225	218,063
3.00%, 03/05/51	340	243,248
3.45%, 03/25/30	35	33,700
4.20%, 03/25/50	305	271,368
27
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.65%, 08/14/34	$150	$151,151
5.00%, 05/13/34	200	207,909
5.20%, 01/14/55	100	101,997
5.30%, 05/13/54	195	201,984
5.40%, 05/13/64	210	217,022
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	30	24,409
5.25%, 11/26/43	255	262,577
Constellation Brands Inc.
3.75%, 05/01/50	76	58,647
4.10%, 02/15/48	85	70,169
4.50%, 05/09/47	92	80,402
4.90%, 05/01/33	60	59,884
5.25%, 11/15/48	116	112,588
Diageo Capital PLC
1.38%, 09/29/25	430	415,760
2.00%, 04/29/30	870	766,798
2.13%, 04/29/32	1,535	1,295,200
2.38%, 10/24/29	2,240	2,038,987
3.88%, 05/18/28	640	629,040
5.30%, 10/24/27	1,000	1,027,289
5.63%, 10/05/33	200	213,334
Diageo Investment Corp.
4.25%, 05/11/42	145	129,517
7.45%, 04/15/35	324	391,252
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	10	7,588
Keurig Dr Pepper Inc.
3.20%, 05/01/30	234	218,154
3.80%, 05/01/50	212	166,668
3.95%, 04/15/29	50	48,974
4.05%, 04/15/32	200	192,908
4.50%, 11/15/45	39	34,702
4.50%, 04/15/52	215	189,419
4.60%, 05/25/28	135	135,511
5.05%, 03/15/29	100	102,584
5.10%, 03/15/27	100	101,633
5.30%, 03/15/34	100	103,117
Series 10, 5.20%, 03/15/31	100	103,103
Molson Coors Beverage Co.
3.00%, 07/15/26	1,155	1,123,600
4.20%, 07/15/46	365	306,268
5.00%, 05/01/42	332	315,844
PepsiCo Inc.
1.95%, 10/21/31	40	34,281
2.38%, 10/06/26	704	680,052
2.63%, 03/19/27	676	651,720
2.63%, 07/29/29	715	667,282
2.63%, 10/21/41	25	18,316
2.75%, 03/19/30	459	424,993
2.85%, 02/24/26	573	561,959
2.88%, 10/15/49	40	28,080
3.00%, 10/15/27	714	692,560
3.38%, 07/29/49	145	110,473
3.50%, 03/19/40	70	58,794
3.60%, 02/18/28	75	73,841
3.60%, 08/13/42	75	62,067
3.63%, 03/19/50	246	196,973
3.88%, 03/19/60	45	36,715
3.90%, 07/18/32	70	67,911
4.00%, 03/05/42	205	181,223
Security	Par (000)	Value
Beverages (continued)
4.00%, 05/02/47	$160	$136,810
4.20%, 07/18/52	25	21,966
4.45%, 05/15/28	105	106,491
4.45%, 02/15/33(b)	80	82,665
4.50%, 07/17/29(b)	50	51,020
4.55%, 02/13/26	100	100,381
4.65%, 02/15/53	50	47,186
4.80%, 07/17/34	50	50,963
4.88%, 11/01/40	150	149,307
5.25%, 11/10/25	175	176,886
5.25%, 07/17/54	100	103,666
7.00%, 03/01/29	330	368,777
		29,255,505
Biotechnology — 0.4%
Amgen Inc.
2.20%, 02/21/27	134	127,034
2.30%, 02/25/31	315	274,308
2.45%, 02/21/30	606	546,884
2.77%, 09/01/53	200	126,916
3.00%, 01/15/52	230	158,518
3.15%, 02/21/40	140	108,896
3.20%, 11/02/27	567	547,579
3.38%, 02/21/50	285	210,579
4.05%, 08/18/29	300	294,402
4.20%, 03/01/33	370	354,117
4.20%, 02/22/52	95	78,802
4.40%, 05/01/45	400	347,366
4.40%, 02/22/62	130	107,734
4.56%, 06/15/48	309	272,372
4.66%, 06/15/51	353	314,254
4.88%, 03/01/53	210	192,681
4.95%, 10/01/41	145	138,232
5.15%, 03/02/28	505	515,697
5.15%, 11/15/41	197	192,974
5.25%, 03/02/33	650	667,966
5.65%, 06/15/42	135	137,937
5.65%, 03/02/53	420	431,752
5.75%, 03/02/63	400	410,267
6.38%, 06/01/37	75	83,694
6.40%, 02/01/39	165	183,749
Baxalta Inc., 5.25%, 06/23/45	250	244,694
Biogen Inc.
2.25%, 05/01/30	340	300,078
3.15%, 05/01/50	302	203,942
3.25%, 02/15/51	165	114,123
5.20%, 09/15/45	392	372,351
Gilead Sciences Inc.
1.20%, 10/01/27	240	218,797
1.65%, 10/01/30	475	404,233
2.80%, 10/01/50	281	184,494
2.95%, 03/01/27	773	748,626
3.65%, 03/01/26	590	582,004
4.00%, 09/01/36	244	224,222
4.15%, 03/01/47	490	415,216
4.50%, 02/01/45	350	314,026
4.60%, 09/01/35	455	446,190
4.75%, 03/01/46	436	404,291
4.80%, 04/01/44	473	444,383
5.25%, 10/15/33	150	156,170
5.55%, 10/15/53	100	104,112
5.65%, 12/01/41	285	298,427
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Illumina Inc., 2.55%, 03/23/31	$170	$145,609
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	79	51,198
		13,201,896
Building Materials — 0.6%
Carrier Global Corp.
2.70%, 02/15/31	430	383,289
2.72%, 02/15/30	560	512,415
3.38%, 04/05/40	205	165,569
3.58%, 04/05/50	371	284,576
5.90%, 03/15/34	139	150,005
6.20%, 03/15/54	56	63,492
CRH America Finance Inc., 5.40%, 05/21/34	1,980	2,041,586
CRH SMW Finance DAC, 5.20%, 05/21/29	2,000	2,056,608
Fortune Brands Innovations Inc.
3.25%, 09/15/29	407	380,271
4.00%, 03/25/32	695	652,745
4.50%, 03/25/52	150	123,330
5.88%, 06/01/33	787	833,298
Johnson Controls International PLC
3.90%, 02/14/26	1,755	1,735,561
4.50%, 02/15/47	112	98,120
4.63%, 07/02/44	150	133,888
4.95%, 07/02/64(d)	50	45,025
5.13%, 09/14/45	34	32,209
6.00%, 01/15/36	400	431,112
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	950	814,312
2.00%, 09/16/31	480	401,840
5.50%, 04/19/29	120	124,857
Lafarge SA, 7.13%, 07/15/36	188	216,619
Lennox International Inc.
1.70%, 08/01/27	410	379,576
5.50%, 09/15/28	230	237,447
Martin Marietta Materials Inc.
3.20%, 07/15/51	150	104,845
4.25%, 12/15/47	127	107,741
Masco Corp.
3.50%, 11/15/27	111	107,531
4.50%, 05/15/47	195	168,689
Mohawk Industries Inc., 3.63%, 05/15/30	50	47,496
Owens Corning
3.40%, 08/15/26	383	374,474
3.95%, 08/15/29	161	155,890
4.30%, 07/15/47	200	166,065
4.40%, 01/30/48	100	84,014
5.50%, 06/15/27	60	61,532
5.70%, 06/15/34	125	130,603
5.95%, 06/15/54	365	377,931
7.00%, 12/01/36	186	215,072
Trane Technologies Financing Ltd.
3.50%, 03/21/26	1,297	1,274,811
3.80%, 03/21/29	630	614,461
4.50%, 03/21/49	150	134,018
4.65%, 11/01/44	172	158,105
5.10%, 06/13/34	80	82,200
5.25%, 03/03/33	1,015	1,052,839
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	1,210	1,182,966
4.30%, 02/21/48	80	69,354
5.75%, 06/15/43	194	205,770
Security	Par (000)	Value
Building Materials (continued)
Vulcan Materials Co.
4.50%, 06/15/47	$119	$103,744
4.70%, 03/01/48	75	68,088
		19,345,989
Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44	240	219,594
Celanese U.S. Holdings LLC
1.40%, 08/05/26	10	9,359
6.17%, 07/15/27	80	82,562
6.33%, 07/15/29	145	153,121
6.38%, 07/15/32	195	206,289
6.55%, 11/15/30	75	80,465
6.70%, 11/15/33	45	48,661
CF Industries Inc., 5.38%, 03/15/44	190	182,632
Dow Chemical Co. (The)
3.60%, 11/15/50	130	94,980
4.25%, 10/01/34	229	216,703
4.38%, 11/15/42	162	139,636
4.63%, 10/01/44	187	165,211
4.80%, 11/30/28	290	295,040
4.80%, 05/15/49	214	189,600
5.15%, 02/15/34	130	131,301
5.55%, 11/30/48	125	123,525
5.60%, 02/15/54	100	100,488
6.30%, 03/15/33(b)	60	65,369
6.90%, 05/15/53	55	63,944
7.38%, 11/01/29	275	310,731
9.40%, 05/15/39	135	185,665
DuPont de Nemours Inc.
4.49%, 11/15/25	475	473,199
4.73%, 11/15/28	829	840,966
5.32%, 11/15/38	338	363,269
5.42%, 11/15/48	250	271,173
Eastman Chemical Co.
4.65%, 10/15/44	192	169,754
4.80%, 09/01/42	143	130,377
Ecolab Inc.
1.30%, 01/30/31	320	264,106
2.13%, 02/01/32	120	102,791
2.70%, 11/01/26	9,595	9,274,683
2.70%, 12/15/51	135	88,434
2.75%, 08/18/55	180	116,346
3.25%, 12/01/27	901	873,620
3.95%, 12/01/47	145	123,624
4.80%, 03/24/30	1,041	1,065,006
5.25%, 01/15/28	370	382,504
5.50%, 12/08/41(b)	40	41,689
FMC Corp.
4.50%, 10/01/49	57	45,689
5.65%, 05/18/33(b)	70	71,658
6.38%, 05/18/53	105	110,129
International Flavors & Fragrances Inc.
4.38%, 06/01/47	60	49,143
4.45%, 09/26/28	595	592,859
5.00%, 09/26/48	96	86,315
LYB International Finance BV
4.88%, 03/15/44	260	236,125
5.25%, 07/15/43	98	92,823
LYB International Finance II BV, 3.50%, 03/02/27	545	531,324
LYB International Finance III LLC
3.63%, 04/01/51	200	144,067
29
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.80%, 10/01/60	$440	$317,434
4.20%, 10/15/49	172	137,425
4.20%, 05/01/50	10	7,945
5.50%, 03/01/34	110	112,793
5.63%, 05/15/33	120	125,988
LyondellBasell Industries NV, 4.63%, 02/26/55	190	161,312
Mosaic Co. (The)
4.05%, 11/15/27	10	9,829
4.88%, 11/15/41	5	4,561
5.45%, 11/15/33	130	132,667
5.63%, 11/15/43	125	124,341
Nutrien Ltd.
4.13%, 03/15/35	227	207,873
4.90%, 03/27/28	160	162,184
4.90%, 06/01/43	120	110,977
5.00%, 04/01/49	58	53,437
5.20%, 06/21/27	125	127,541
5.25%, 01/15/45	103	98,607
5.40%, 06/21/34	125	127,389
5.63%, 12/01/40	163	164,599
5.80%, 03/27/53	185	190,922
5.88%, 12/01/36	195	206,584
5.95%, 11/07/25	100	101,231
6.13%, 01/15/41	55	58,351
PPG Industries Inc.
2.80%, 08/15/29	179	165,452
3.75%, 03/15/28	500	489,297
Rohm & Haas Co., 7.85%, 07/15/29	158	178,285
RPM International Inc.
4.25%, 01/15/48	60	51,863
5.25%, 06/01/45	45	42,526
Sherwin-Williams Co. (The)
2.20%, 03/15/32	120	101,879
3.30%, 05/15/50	60	42,892
3.80%, 08/15/49	140	110,442
4.00%, 12/15/42	48	40,124
4.50%, 06/01/47	339	300,483
4.55%, 08/01/45	70	61,642
Westlake Corp., 3.38%, 08/15/61	120	76,460
		24,011,884
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	4,566	3,876,575
1.70%, 05/15/28	4,595	4,226,296
3.38%, 09/15/25	1,178	1,164,261
Block Financial LLC
3.88%, 08/15/30	472	447,653
5.25%, 10/01/25	83	83,043
Global Payments Inc.
4.15%, 08/15/49	127	100,966
5.95%, 08/15/52	100	101,684
GXO Logistics Inc.
1.65%, 07/15/26	650	612,636
2.65%, 07/15/31	879	738,530
6.25%, 05/06/29	25	26,063
6.50%, 05/06/34	25	25,990
Moody's Corp.
3.10%, 11/29/61	135	87,490
3.25%, 01/15/28	235	227,536
3.25%, 05/20/50	84	60,068
3.75%, 02/25/52	45	35,382
Security	Par (000)	Value
Commercial Services (continued)
4.25%, 02/01/29	$183	$182,251
4.25%, 08/08/32	165	160,502
4.88%, 12/17/48	164	153,970
5.00%, 08/05/34	25	25,246
5.25%, 07/15/44	215	214,443
PayPal Holdings Inc.
2.65%, 10/01/26	120	115,993
2.85%, 10/01/29	110	102,399
3.25%, 06/01/50	316	227,499
5.05%, 06/01/52	75	72,818
5.25%, 06/01/62	40	39,001
Quanta Services Inc.
2.35%, 01/15/32	305	257,164
2.90%, 10/01/30	525	477,167
4.75%, 08/09/27	25	25,117
5.25%, 08/09/34	25	25,204
RELX Capital Inc.
3.00%, 05/22/30	1,650	1,526,601
4.00%, 03/18/29	2,408	2,367,335
4.75%, 05/20/32	75	75,172
S&P Global Inc.
2.30%, 08/15/60	200	112,218
2.50%, 12/01/29	30	27,436
2.95%, 01/22/27	85	82,372
3.25%, 12/01/49	313	232,306
3.90%, 03/01/62	110	87,439
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	700	598,956
Verisk Analytics Inc.
4.13%, 03/15/29	5	4,934
5.50%, 06/15/45	26	26,014
		19,033,730
Computers — 0.5%
Apple Inc.
2.55%, 08/20/60	343	224,193
2.65%, 05/11/50	338	228,978
2.65%, 02/08/51	135	90,937
2.70%, 08/05/51	95	64,295
2.80%, 02/08/61	205	134,590
2.85%, 08/05/61	160	106,228
2.95%, 09/11/49	164	118,360
3.45%, 02/09/45	322	264,906
3.75%, 09/12/47	165	138,956
3.75%, 11/13/47	221	185,604
3.85%, 05/04/43	477	421,315
3.85%, 08/04/46	265	228,554
3.95%, 08/08/52	90	77,453
4.10%, 08/08/62	260	224,232
4.25%, 02/09/47	95	87,681
4.38%, 05/13/45	135	127,000
4.45%, 05/06/44	74	72,271
4.65%, 02/23/46	532	520,207
4.85%, 05/10/53	160	162,443
Dell International LLC/EMC Corp.
3.45%, 12/15/51	82	58,438
5.40%, 04/15/34	50	51,347
8.10%, 07/15/36	65	79,955
8.35%, 07/15/46	103	136,433
DXC Technology Co., 2.38%, 09/15/28	15	13,462
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	826	789,608
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.90%, 10/15/25	$2,676	$2,674,069
5.25%, 07/01/28(b)	290	296,753
6.10%, 04/01/26	140	140,027
6.20%, 10/15/35	444	478,070
6.35%, 10/15/45	120	128,888
HP Inc.
4.20%, 04/15/32	205	195,530
4.75%, 01/15/28	50	50,552
5.50%, 01/15/33	75	77,683
6.00%, 09/15/41	367	386,778
IBM International Capital Pte Ltd., 5.30%, 02/05/54	25	24,607
International Business Machines Corp.
3.30%, 05/15/26	135	132,426
3.30%, 01/27/27	535	522,629
3.43%, 02/09/52	145	105,356
3.45%, 02/19/26	902	888,461
3.50%, 05/15/29	925	890,901
4.00%, 06/20/42	240	205,505
4.15%, 07/27/27	100	99,632
4.15%, 05/15/39	137	122,881
4.25%, 05/15/49	481	408,848
4.40%, 07/27/32	135	133,193
4.90%, 07/27/52	55	51,660
5.10%, 02/06/53	65	64,305
5.60%, 11/30/39	136	143,580
5.88%, 11/29/32	385	418,131
6.22%, 08/01/27	185	194,352
6.50%, 01/15/28	362	387,796
7.00%, 10/30/25	1,166	1,197,202
7.13%, 12/01/96(b)	30	39,528
Leidos Inc.
2.30%, 02/15/31	545	466,594
4.38%, 05/15/30	781	760,209
Teledyne FLIR LLC, 2.50%, 08/01/30	250	220,645
Western Digital Corp., 2.85%, 02/01/29	345	309,255
		16,823,492
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.70%, 08/01/47	226	189,273
4.00%, 08/15/45	353	312,191
4.60%, 03/01/33	36	36,677
Conopco Inc., Series E, 7.25%, 12/15/26	45	47,802
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	97	68,446
4.38%, 06/15/45	62	54,705
6.00%, 05/15/37	25	27,522
Procter & Gamble Co. (The)
2.45%, 11/03/26	331	320,080
2.80%, 03/25/27	65	63,071
2.85%, 08/11/27	325	315,061
3.60%, 03/25/50	90	74,836
4.10%, 01/26/26	150	149,860
5.55%, 03/05/37	256	281,918
5.80%, 08/15/34	65	72,470
Unilever Capital Corp.
1.75%, 08/12/31	405	342,990
3.50%, 03/22/28	370	361,229
4.25%, 08/12/27	100	100,366
4.63%, 08/12/34	100	100,199
5.00%, 12/08/33	500	517,788
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.90%, 11/15/32	$245	$269,123
Series 30Y, 2.63%, 08/12/51	325	217,005
		3,922,612
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	360	370,758
6.25%, 06/15/33	685	720,085
WW Grainger Inc.
3.75%, 05/15/46	96	78,435
4.20%, 05/15/47	174	153,190
4.60%, 06/15/45	217	203,581
		1,526,049
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	480	457,655
3.00%, 10/29/28	457	427,730
3.30%, 01/30/32	852	758,209
3.40%, 10/29/33	575	501,333
3.65%, 07/21/27	420	408,677
3.88%, 01/23/28	325	316,683
4.45%, 10/01/25	525	522,101
4.45%, 04/03/26	440	437,073
4.63%, 10/15/27	355	354,284
5.30%, 01/19/34	30	30,395
5.75%, 06/06/28	150	155,216
Affiliated Managers Group Inc., 3.30%, 06/15/30	155	142,388
Air Lease Corp.
2.88%, 01/15/32	180	155,842
3.00%, 02/01/30	212	193,603
3.25%, 10/01/29	152	141,405
3.63%, 04/01/27	240	234,165
3.63%, 12/01/27	184	178,260
3.75%, 06/01/26	290	284,890
4.63%, 10/01/28	332	330,377
Aircastle Ltd., 4.25%, 06/15/26	159	156,798
Ally Financial Inc.
7.10%, 11/15/27	75	79,696
8.00%, 11/01/31	584	666,007
American Express Co.
1.65%, 11/04/26	75	70,683
2.55%, 03/04/27	95	90,911
3.13%, 05/20/26	1,135	1,108,401
3.30%, 05/03/27	85	82,737
4.05%, 12/03/42	491	434,002
4.20%, 11/06/25	426	424,265
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	230	224,195
4.90%, 02/13/26	195	195,850
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	105	105,108
5.04%, 07/26/28, (1-day SOFR +0.930%)(a)	45	45,637
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	40	40,524
5.28%, 07/27/29, (1-day SOFR + 1.280%)(a)	90	92,429
5.28%, 07/26/35, (1-day SOFR +1.420%)(a)	55	56,243
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	75	76,254
5.53%, 04/25/30, (1-day SOFR +1.090%)(a)	75	77,903
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	45	46,718
5.65%, 04/23/27, (1-day SOFR +0.750%)(a)	75	76,155
5.85%, 11/05/27	95	99,326
5.92%, 04/25/35, (1-day SOFR +1.630%)(a)	395	415,875
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	50	50,855
31
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	$50	$54,898
American Express Credit Corp., 3.30%, 05/03/27	450	440,700
Ameriprise Financial Inc.
2.88%, 09/15/26	55	53,393
4.50%, 05/13/32	50	49,642
5.15%, 05/15/33	175	180,196
Brookfield Capital Finance LLC, 6.09%, 06/14/33	500	533,730
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	625	527,345
Brookfield Finance Inc.
3.50%, 03/30/51	85	62,560
3.63%, 02/15/52	65	47,486
3.90%, 01/25/28	355	346,996
4.25%, 06/02/26	205	203,368
4.35%, 04/15/30	187	183,630
4.70%, 09/20/47	265	238,652
4.85%, 03/29/29	350	354,010
5.68%, 01/15/35	125	128,736
5.97%, 03/04/54	100	105,353
6.35%, 01/05/34	180	195,938
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	160	114,397
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	20	18,832
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	175	140,795
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	80	67,351
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	25	23,294
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	45	45,222
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	5	5,051
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	285	283,783
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	35	35,613
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	170	173,673
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	105	109,849
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	100	106,151
Cboe Global Markets Inc., 3.65%, 01/12/27	242	237,839
Charles Schwab Corp. (The)
1.95%, 12/01/31	15	12,512
2.90%, 03/03/32	390	345,379
3.20%, 03/02/27	70	67,912
3.20%, 01/25/28	56	53,823
3.25%, 05/22/29	140	133,160
4.00%, 02/01/29	164	161,389
4.63%, 03/22/30	85	85,883
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	100	105,324
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	60	64,490
CI Financial Corp., 3.20%, 12/17/30	224	184,857
CME Group Inc.
4.15%, 06/15/48	265	233,155
5.30%, 09/15/43	199	209,110
Credit Suisse USA LLC, 7.13%, 07/15/32	381	434,854
Discover Financial Services
4.10%, 02/09/27	371	364,514
6.70%, 11/29/32	155	168,790
7.96%, 11/02/34, (1-day SOFR + 3.370%)(a)	255	295,209
Eaton Vance Corp., 3.50%, 04/06/27	1,000	977,434
Intercontinental Exchange Inc.
1.85%, 09/15/32	120	97,854
3.00%, 06/15/50	350	243,740
3.00%, 09/15/60	260	168,405
3.75%, 09/21/28	124	121,179
4.25%, 09/21/48	251	218,334
Security	Par (000)	Value
Diversified Financial Services (continued)
4.60%, 03/15/33	$240	$239,413
4.95%, 06/15/52	165	160,895
5.20%, 06/15/62	270	269,306
Invesco Finance PLC
3.75%, 01/15/26	80	79,052
5.38%, 11/30/43	178	174,623
Jefferies Financial Group Inc.
4.15%, 01/23/30	172	165,435
6.25%, 01/15/36	167	178,309
6.50%, 01/20/43	65	69,702
Legg Mason Inc.
4.75%, 03/15/26	346	347,114
5.63%, 01/15/44	338	343,528
Mastercard Inc.
2.00%, 11/18/31	95	81,336
2.95%, 11/21/26	315	306,797
2.95%, 06/01/29	20	18,991
3.30%, 03/26/27	377	369,566
3.35%, 03/26/30	175	167,548
3.50%, 02/26/28	150	146,829
3.65%, 06/01/49	150	121,065
3.80%, 11/21/46	130	109,005
3.85%, 03/26/50	353	293,311
3.95%, 02/26/48	142	121,176
4.85%, 03/09/33	70	72,078
4.88%, 03/09/28	160	164,565
Nasdaq Inc.
1.65%, 01/15/31	275	230,512
3.25%, 04/28/50	120	85,240
3.85%, 06/30/26	152	150,430
3.95%, 03/07/52	189	148,799
5.35%, 06/28/28	450	464,700
5.55%, 02/15/34	430	447,802
5.95%, 08/15/53	10	10,705
6.10%, 06/28/63	50	54,157
Nomura Holdings Inc.
1.65%, 07/14/26	5	4,714
2.17%, 07/14/28	225	204,047
2.33%, 01/22/27	300	283,482
2.61%, 07/14/31	325	277,877
2.68%, 07/16/30	265	234,048
2.71%, 01/22/29	270	247,415
3.00%, 01/22/32	215	186,432
3.10%, 01/16/30	390	356,011
5.39%, 07/06/27	255	259,402
5.59%, 07/02/27	200	204,242
5.78%, 07/03/34	220	228,173
6.07%, 07/12/28	215	224,245
6.09%, 07/12/33	200	213,251
6.18%, 01/18/33	200	213,181
ORIX Corp., 5.20%, 09/13/32	335	341,576
Radian Group Inc., 4.88%, 03/15/27	25	24,889
Raymond James Financial Inc.
3.75%, 04/01/51	70	53,848
4.65%, 04/01/30	119	120,374
4.95%, 07/15/46	190	179,161
Synchrony Financial
2.88%, 10/28/31	180	151,581
3.70%, 08/04/26	545	532,477
3.95%, 12/01/27	661	636,965
5.15%, 03/19/29	547	544,691
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.94%, 08/02/30, (1-day SOFR + 2.130%)(a)	$125	$127,269
Visa Inc.
1.90%, 04/15/27	95	90,033
2.00%, 08/15/50	25	14,910
2.05%, 04/15/30	145	129,789
2.70%, 04/15/40	165	126,688
2.75%, 09/15/27	110	105,889
3.15%, 12/14/25	135	132,954
4.15%, 12/14/35	324	314,282
4.30%, 12/14/45	771	698,430
Voya Financial Inc.
3.65%, 06/15/26	190	186,777
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	205	181,164
5.70%, 07/15/43	126	125,765
Western Union Co. (The), 6.20%, 11/17/36	237	247,716
		34,358,385
Electric — 2.0%
AEP Texas Inc.
3.45%, 05/15/51	825	574,100
4.70%, 05/15/32	320	315,318
5.25%, 05/15/52	365	342,845
5.40%, 06/01/33	90	90,902
5.45%, 05/15/29	100	103,499
5.70%, 05/15/34	110	113,846
Series G, 4.15%, 05/01/49	145	115,044
Series H, 3.45%, 01/15/50	235	164,937
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	55	55,405
Avangrid Inc., 3.80%, 06/01/29	2,652	2,554,063
Avista Corp.
4.00%, 04/01/52	370	292,895
4.35%, 06/01/48	329	283,087
Baltimore Gas & Electric Co.
2.90%, 06/15/50	87	57,531
3.20%, 09/15/49	257	179,835
3.50%, 08/15/46	220	167,905
3.75%, 08/15/47	146	114,675
4.25%, 09/15/48	145	122,688
5.40%, 06/01/53	65	65,544
5.65%, 06/01/54	15	15,690
6.35%, 10/01/36	115	127,622
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	125	99,672
3.60%, 03/01/52	95	71,460
3.95%, 03/01/48	144	116,381
4.50%, 04/01/44	137	122,124
4.95%, 04/01/33	30	30,169
Series AC, 4.25%, 02/01/49	239	203,000
Series AD, 2.90%, 07/01/50	127	83,562
Series K2, 6.95%, 03/15/33	105	119,922
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	160	169,259
CMS Energy Corp., 4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	285	267,997
Commonwealth Edison Co.
2.20%, 03/01/30	289	257,440
3.00%, 03/01/50	265	179,349
3.65%, 06/15/46	326	254,966
3.70%, 08/15/28	475	463,823
3.70%, 03/01/45	118	94,177
Security	Par (000)	Value
Electric (continued)
3.80%, 10/01/42	$45	$37,226
4.00%, 03/01/48	194	159,338
4.00%, 03/01/49	252	205,081
4.35%, 11/15/45	71	62,816
4.70%, 01/15/44	25	23,134
4.90%, 02/01/33	30	30,381
5.30%, 06/01/34	70	72,471
5.65%, 06/01/54	145	151,357
5.90%, 03/15/36	260	281,531
6.45%, 01/15/38	114	128,763
Series 122, 2.95%, 08/15/27	100	96,397
Series 123, 3.75%, 08/15/47	185	146,174
Series 127, 3.20%, 11/15/49	239	167,939
Series 131, 2.75%, 09/01/51	560	355,531
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	115	95,887
4.30%, 04/15/44	255	226,752
4.65%, 01/01/29	75	75,634
4.90%, 07/01/33	75	75,688
4.95%, 08/15/34	25	25,150
5.25%, 01/15/53	200	201,380
Series A, 2.05%, 07/01/31	927	786,786
Series A, 3.20%, 03/15/27	655	637,410
Series A, 4.15%, 06/01/45	205	175,812
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	70	50,562
3.70%, 11/15/59	165	121,631
3.85%, 06/15/46	139	111,348
3.95%, 03/01/43	134	111,844
4.45%, 03/15/44	190	169,201
4.50%, 12/01/45	155	137,077
4.50%, 05/15/58	185	158,932
4.63%, 12/01/54	279	249,564
5.70%, 06/15/40	122	127,110
Series 05-A, 5.30%, 03/01/35	182	188,467
Series 06-A, 5.85%, 03/15/36	69	73,856
Series 06-B, 6.20%, 06/15/36	105	115,555
Series 08-B, 6.75%, 04/01/38	165	189,961
Series 09-C, 5.50%, 12/01/39	145	148,564
Series 12-A, 4.20%, 03/15/42	122	106,127
Series 2017, 3.88%, 06/15/47	146	116,713
Series 20A, 3.35%, 04/01/30	385	366,535
Series 20B, 3.95%, 04/01/50	217	179,259
Series C, 3.00%, 12/01/60	70	43,636
Series C, 4.00%, 11/15/57	109	85,602
Series C, 4.30%, 12/01/56	106	88,577
Series D, 4.00%, 12/01/28	279	276,570
Series E, 4.65%, 12/01/48	100	90,608
Constellation Energy Generation LLC
5.75%, 10/01/41	10	10,169
6.25%, 10/01/39	102	110,668
Consumers Energy Co.
2.50%, 05/01/60	1,665	1,009,747
2.65%, 08/15/52	570	377,218
4.20%, 09/01/52	270	230,142
Delmarva Power & Light Co., 4.15%, 05/15/45	80	66,942
Dominion Energy Inc.
4.85%, 08/15/52	200	179,943
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	500	533,984
33
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Edison International
4.13%, 03/15/28	$255	$249,787
5.25%, 11/15/28	60	61,058
5.45%, 06/15/29	25	25,706
5.75%, 06/15/27	20	20,494
El Paso Electric Co.
5.00%, 12/01/44	60	53,978
6.00%, 05/15/35	87	90,986
Enel Americas SA, 4.00%, 10/25/26	1,305	1,283,284
Entergy Louisiana LLC
2.90%, 03/15/51	458	295,204
4.20%, 09/01/48	40	33,036
4.20%, 04/01/50	330	271,483
4.95%, 01/15/45	460	428,196
5.70%, 03/15/54	120	123,884
Eversource Energy
3.38%, 03/01/32	380	340,000
3.45%, 01/15/50	445	323,945
4.60%, 07/01/27	105	104,969
4.75%, 05/15/26	70	70,068
5.13%, 05/15/33	105	105,165
5.45%, 03/01/28	155	158,901
5.50%, 01/01/34	210	214,470
5.85%, 04/15/31	460	483,447
5.95%, 02/01/29	150	157,288
5.95%, 07/15/34	220	231,638
Series M, 3.30%, 01/15/28	880	841,528
Series O, 4.25%, 04/01/29	140	137,405
Series R, 1.65%, 08/15/30	1,285	1,080,606
Exelon Corp.
3.40%, 04/15/26	1,280	1,257,231
4.05%, 04/15/30	255	248,565
4.10%, 03/15/52	410	330,949
4.45%, 04/15/46	291	250,933
4.70%, 04/15/50	375	332,543
4.95%, 06/15/35	212	208,150
5.10%, 06/15/45	235	223,419
5.15%, 03/15/28	70	71,458
5.30%, 03/15/33	90	92,271
5.45%, 03/15/34	120	123,999
5.60%, 03/15/53	230	233,062
5.63%, 06/15/35	285	299,454
Florida Power & Light Co.
3.15%, 10/01/49	251	180,561
3.70%, 12/01/47	128	102,128
3.95%, 03/01/48	304	252,683
3.99%, 03/01/49	248	206,854
4.05%, 06/01/42	167	145,067
4.05%, 10/01/44	205	176,251
4.13%, 02/01/42	35	30,820
4.13%, 06/01/48	205	173,983
4.40%, 05/15/28	40	40,229
4.45%, 05/15/26	55	55,102
4.63%, 05/15/30	85	86,316
4.80%, 05/15/33	55	55,514
4.95%, 06/01/35	150	151,927
5.25%, 02/01/41	240	242,073
5.63%, 04/01/34	495	530,895
5.65%, 02/01/37	117	125,084
5.69%, 03/01/40	235	248,204
5.95%, 02/01/38	180	197,192
Security	Par (000)	Value
Electric (continued)
5.96%, 04/01/39	$95	$103,322
Iberdrola International BV, 6.75%, 07/15/36	1,239	1,440,643
ITC Holdings Corp.
3.25%, 06/30/26	785	765,634
3.35%, 11/15/27	574	553,423
5.30%, 07/01/43	369	352,020
National Grid PLC
5.42%, 01/11/34	565	577,697
5.60%, 06/12/28	530	548,367
5.81%, 06/12/33	1,785	1,872,069
National Grid USA, 5.80%, 04/01/35	1,330	1,375,417
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	55	52,244
4.30%, 03/15/49	102	87,421
4.40%, 11/01/48	100	86,486
Series C, 8.00%, 03/01/32	120	142,740
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	1,609	1,421,227
2.75%, 11/01/29	1,212	1,118,444
3.50%, 04/01/29	600	574,037
3.55%, 05/01/27	1,424	1,390,466
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	95	88,760
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(a)	135	125,681
4.90%, 02/28/28	145	146,911
4.90%, 03/15/29	75	76,235
4.95%, 01/29/26	75	75,379
5.00%, 02/28/30	145	148,677
5.00%, 07/15/32	170	172,389
5.05%, 02/28/33	150	151,218
5.25%, 03/15/34	135	137,351
5.25%, 02/28/53	60	58,388
NSTAR Electric Co.
1.95%, 08/15/31	394	332,196
3.10%, 06/01/51	220	152,235
3.20%, 05/15/27	820	795,511
3.25%, 05/15/29	40	38,057
3.95%, 04/01/30	510	497,395
4.40%, 03/01/44	429	379,440
5.40%, 06/01/34	95	99,191
5.50%, 03/15/40	265	271,244
Ohio Edison Co., 6.88%, 07/15/36	150	174,023
Ohio Power Co.
4.00%, 06/01/49	260	205,258
4.15%, 04/01/48	205	166,572
5.00%, 06/01/33	30	30,006
5.65%, 06/01/34	25	26,019
Series Q, 1.63%, 01/15/31	720	594,423
Series R, 2.90%, 10/01/51	510	324,119
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	820	515,588
3.10%, 09/15/49	195	134,816
3.75%, 04/01/45	219	175,374
3.80%, 09/30/47	108	86,541
3.80%, 06/01/49	165	131,008
4.10%, 11/15/48	165	136,922
4.55%, 12/01/41	55	50,288
4.60%, 06/01/52	105	93,443
4.95%, 09/15/52	40	37,952
5.25%, 09/30/40	100	99,811
5.30%, 06/01/42	95	94,960
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.55%, 06/15/54(e)	$155	$159,003
5.65%, 11/15/33	35	37,185
7.00%, 05/01/32	76	86,640
7.25%, 01/15/33	82	96,296
7.50%, 09/01/38	65	80,574
Pacific Gas and Electric Co.
3.50%, 08/01/50	395	272,617
3.95%, 12/01/47	130	98,197
4.20%, 06/01/41	165	134,298
4.25%, 03/15/46	65	51,233
4.30%, 03/15/45	145	116,161
4.45%, 04/15/42	95	79,058
4.50%, 07/01/40	215	186,471
4.55%, 07/01/30	125	122,319
4.60%, 06/15/43	50	42,387
4.75%, 02/15/44	30	25,775
4.95%, 07/01/50	550	479,285
5.25%, 03/01/52	265	239,527
5.90%, 06/15/32	340	352,755
6.70%, 04/01/53	120	131,468
6.75%, 01/15/53	250	273,734
PECO Energy Co.
2.80%, 06/15/50	124	81,204
2.85%, 09/15/51	225	146,732
3.00%, 09/15/49	225	154,269
3.70%, 09/15/47	476	375,988
3.90%, 03/01/48	259	210,882
4.15%, 10/01/44	282	241,440
4.38%, 08/15/52	100	86,794
4.60%, 05/15/52	100	89,394
4.90%, 06/15/33	75	75,957
PG&E Recovery Funding LLC, Series A-3, 5.53%, 06/01/51	600	624,154
Potomac Electric Power Co.
4.15%, 03/15/43	325	281,393
5.20%, 03/15/34	25	25,829
5.50%, 03/15/54	50	51,162
6.50%, 11/15/37	435	496,467
PPL Electric Utilities Corp.
3.00%, 10/01/49	195	136,392
3.95%, 06/01/47	64	53,090
4.15%, 10/01/45	15	12,950
4.15%, 06/15/48	160	136,527
5.00%, 05/15/33	125	126,827
5.25%, 05/15/53	760	762,759
Public Service Co. of New Hampshire
3.60%, 07/01/49	580	447,626
5.15%, 01/15/53	290	285,107
5.35%, 10/01/33	125	130,446
Series V, 2.20%, 06/15/31	160	137,126
Public Service Electric & Gas Co.
2.70%, 05/01/50	82	53,839
3.15%, 01/01/50	180	128,941
3.20%, 08/01/49	255	185,267
3.60%, 12/01/47	205	160,114
3.65%, 09/01/28	330	321,360
3.65%, 09/01/42	105	86,078
3.80%, 01/01/43	65	54,077
3.85%, 05/01/49	205	167,224
3.95%, 05/01/42	30	25,552
4.05%, 05/01/48	75	63,303
Security	Par (000)	Value
Electric (continued)
4.65%, 03/15/33	$70	$69,827
4.90%, 12/15/32	100	101,884
5.13%, 03/15/53	370	366,486
5.20%, 03/01/34	50	51,692
5.45%, 03/01/54	40	41,513
5.50%, 03/01/40	70	72,525
5.80%, 05/01/37	150	162,476
Public Service Enterprise Group Inc.
1.60%, 08/15/30	1,862	1,569,093
2.45%, 11/15/31	775	665,619
5.20%, 04/01/29	125	128,296
5.45%, 04/01/34	535	550,223
6.13%, 10/15/33	260	279,670
San Diego Gas & Electric Co.
4.15%, 05/15/48	200	167,485
4.50%, 08/15/40	92	85,931
6.00%, 06/01/39	55	60,639
Series RRR, 3.75%, 06/01/47	174	136,969
Series TTT, 4.10%, 06/15/49	284	233,796
Series UUU, 3.32%, 04/15/50	157	113,016
Series VVV, 1.70%, 10/01/30	690	589,375
Series WWW, 2.95%, 08/15/51	170	116,469
Sempra
3.25%, 06/15/27	312	301,575
3.40%, 02/01/28	103	99,231
3.80%, 02/01/38	419	357,010
4.00%, 02/01/48	354	280,948
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	350	327,903
5.50%, 08/01/33	100	103,370
6.00%, 10/15/39	214	224,291
Southern California Edison Co.
2.25%, 06/01/30	70	61,763
2.85%, 08/01/29	50	46,269
3.45%, 02/01/52	105	75,741
3.65%, 02/01/50	323	244,112
4.00%, 04/01/47	342	276,729
4.05%, 03/15/42	144	120,829
4.50%, 09/01/40	30	27,102
4.65%, 10/01/43	131	118,871
4.90%, 06/01/26	65	65,316
5.15%, 06/01/29	50	51,384
5.35%, 03/01/26	50	50,587
5.45%, 06/01/31	45	46,882
5.50%, 03/15/40	114	116,153
5.63%, 02/01/36	137	142,923
5.75%, 04/15/54	270	280,845
5.88%, 12/01/53	100	104,885
6.00%, 01/15/34	280	302,026
6.05%, 03/15/39	126	135,260
6.65%, 04/01/29	180	193,955
Series 04-G, 5.75%, 04/01/35	55	58,081
Series 05-E, 5.35%, 07/15/35	75	77,100
Series 06-E, 5.55%, 01/15/37	200	209,156
Series 08-A, 5.95%, 02/01/38	82	87,459
Series 13-A, 3.90%, 03/15/43	155	126,995
Series A, 4.20%, 03/01/29	5	4,936
Series B, 4.88%, 03/01/49	129	118,922
Series C, 4.13%, 03/01/48	306	251,621
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,487
		71,730,917
35
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	$820	$702,731
Emerson Electric Co.
2.75%, 10/15/50	109	73,255
2.80%, 12/21/51	30	19,882
5.25%, 11/15/39	55	57,481
		853,349
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	665	631,346
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	215	208,751
5.41%, 07/01/32	505	520,481
5.60%, 05/29/34	135	140,181
Amphenol Corp., 4.35%, 06/01/29	81	81,101
Avnet Inc.
3.00%, 05/15/31	185	160,629
4.63%, 04/15/26	397	394,567
5.50%, 06/01/32	100	99,712
6.25%, 03/15/28	95	99,143
Flex Ltd.
4.88%, 06/15/29	415	413,483
4.88%, 05/12/30	560	556,051
5.25%, 01/15/32	25	24,996
6.00%, 01/15/28	85	87,695
Fortive Corp.
3.15%, 06/15/26	108	105,123
4.30%, 06/15/46	60	51,613
Honeywell International Inc.
1.95%, 06/01/30	730	643,943
2.50%, 11/01/26	491	474,135
2.70%, 08/15/29	90	84,110
3.81%, 11/21/47	242	198,730
4.25%, 01/15/29	75	75,522
4.65%, 07/30/27	50	50,659
4.70%, 02/01/30	50	50,834
4.75%, 02/01/32	50	50,806
4.88%, 09/01/29	45	46,188
4.95%, 02/15/28	55	56,614
4.95%, 09/01/31	50	51,619
5.00%, 02/15/33	100	102,969
5.00%, 03/01/35	185	189,704
5.25%, 03/01/54	140	142,119
5.35%, 03/01/64	115	117,694
5.38%, 03/01/41	50	51,807
5.70%, 03/15/36	200	217,645
5.70%, 03/15/37	107	116,017
Hubbell Inc.
3.15%, 08/15/27	96	92,336
3.35%, 03/01/26	95	93,116
3.50%, 02/15/28	65	62,855
Jabil Inc., 3.95%, 01/12/28	127	123,327
Keysight Technologies Inc.
3.00%, 10/30/29	388	361,362
4.60%, 04/06/27	853	853,936
Trimble Inc., 4.90%, 06/15/28	639	643,046
Tyco Electronics Group SA
3.13%, 08/15/27	320	309,627
3.70%, 02/15/26	175	173,111
4.50%, 02/13/26	50	50,075
7.13%, 10/01/37	125	149,794
Security	Par (000)	Value
Electronics (continued)
Vontier Corp.
2.40%, 04/01/28	$415	$379,689
2.95%, 04/01/31	125	108,025
		9,696,286
Entertainment — 0.1%
Warnermedia Holdings Inc.
4.28%, 03/15/32	155	135,510
5.05%, 03/15/42	155	123,995
5.14%, 03/15/52	950	721,221
5.39%, 03/15/62	755	568,535
		1,549,261
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50	75	52,815
5.70%, 05/15/41	10	10,451
6.20%, 03/01/40	38	41,993
Veralto Corp.
5.35%, 09/18/28(e)	60	61,862
5.45%, 09/18/33(e)	690	712,569
Waste Connections Inc.
2.95%, 01/15/52	20	13,547
3.05%, 04/01/50	72	50,569
Waste Management Inc.
4.10%, 03/01/45	5	4,330
4.15%, 07/15/49	122	106,201
4.63%, 02/15/30	100	101,529
4.63%, 02/15/33	55	55,167
4.88%, 02/15/34	85	86,306
		1,297,339
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	195	214,050
Campbell Soup Co.
2.38%, 04/24/30	358	319,601
3.13%, 04/24/50	71	48,478
4.15%, 03/15/28	628	622,404
4.80%, 03/15/48	276	251,062
5.20%, 03/19/27	125	127,603
5.20%, 03/21/29	125	128,527
5.30%, 03/20/26	105	106,251
5.40%, 03/21/34	125	129,263
Conagra Brands Inc.
4.60%, 11/01/25	192	191,369
4.85%, 11/01/28	154	155,233
5.30%, 10/01/26	100	101,401
5.30%, 11/01/38	240	236,193
5.40%, 11/01/48	211	203,500
7.00%, 10/01/28	55	59,723
8.25%, 09/15/30	345	408,106
General Mills Inc.
2.25%, 10/14/31	750	643,332
2.88%, 04/15/30	486	445,552
3.00%, 02/01/51	150	100,538
3.20%, 02/10/27	553	536,759
4.15%, 02/15/43	190	165,387
4.20%, 04/17/28	983	976,898
4.70%, 01/30/27	125	125,719
4.70%, 04/17/48	70	63,987
4.95%, 03/29/33	155	156,471
5.24%, 11/18/25	105	105,011
5.40%, 06/15/40	195	196,864
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.50%, 10/17/28	$170	$176,713
Hershey Co. (The)
3.13%, 11/15/49	35	25,217
3.38%, 08/15/46	100	77,080
Hormel Foods Corp.
3.05%, 06/03/51	60	42,083
4.80%, 03/30/27	110	111,486
Ingredion Inc.
2.90%, 06/01/30	285	262,004
3.90%, 06/01/50	184	143,555
J.M. Smucker Co. (The)
3.55%, 03/15/50	78	56,645
4.25%, 03/15/35	257	241,448
4.38%, 03/15/45	55	47,955
6.50%, 11/15/43	30	32,900
Kellanova
2.10%, 06/01/30	835	739,472
3.25%, 04/01/26	1,472	1,442,585
3.40%, 11/15/27	768	745,530
4.30%, 05/15/28	609	606,970
4.50%, 04/01/46	169	149,945
5.25%, 03/01/33	210	216,876
5.75%, 05/16/54	70	74,373
Series B, 7.45%, 04/01/31	944	1,085,258
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	166	170,918
Kraft Heinz Foods Co.
4.38%, 06/01/46	195	166,579
4.88%, 10/01/49	315	287,352
5.20%, 07/15/45	375	358,993
5.50%, 06/01/50	350	349,401
6.50%, 02/09/40	105	116,620
6.88%, 01/26/39	255	294,863
Kroger Co. (The)
3.88%, 10/15/46	118	92,830
3.95%, 01/15/50	80	63,127
4.45%, 02/01/47	235	201,666
4.50%, 01/15/29	95	95,337
4.60%, 08/15/27	140	140,375
4.65%, 09/15/29	325	324,911
4.65%, 01/15/48	150	132,910
4.70%, 08/15/26	110	110,328
4.90%, 09/15/31	175	174,721
5.00%, 09/15/34	225	224,313
5.00%, 04/15/42	70	66,239
5.15%, 08/01/43	190	181,458
5.40%, 07/15/40	82	81,518
5.40%, 01/15/49	168	164,685
5.50%, 09/15/54	225	220,223
5.65%, 09/15/64	270	264,180
6.90%, 04/15/38	67	77,218
7.50%, 04/01/31	200	229,205
McCormick & Co. Inc./MD
1.85%, 02/15/31	255	215,155
3.40%, 08/15/27	570	555,498
4.20%, 08/15/47	229	202,613
4.95%, 04/15/33	50	50,886
Mondelez International Inc., 2.63%, 09/04/50	85	53,872
Sysco Corp.
2.40%, 02/15/30	125	112,000
3.25%, 07/15/27	79	76,426
3.30%, 02/15/50	168	120,804
Security	Par (000)	Value
Food (continued)
4.45%, 03/15/48	$112	$96,499
4.50%, 04/01/46	99	86,339
4.85%, 10/01/45	50	45,813
5.38%, 09/21/35	57	58,957
5.95%, 04/01/30	155	165,371
6.60%, 04/01/40	80	89,359
6.60%, 04/01/50	155	178,365
Tyson Foods Inc.
4.55%, 06/02/47	40	34,176
5.10%, 09/28/48	214	198,074
5.15%, 08/15/44	157	146,922
		20,174,476
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/48	155	132,051
4.40%, 08/15/47	206	176,296
4.80%, 06/15/44	116	106,083
5.00%, 09/15/35	205	205,633
5.15%, 05/15/46	30	28,582
6.00%, 11/15/41	225	240,675
7.30%, 11/15/39	10	11,975
Suzano Austria GmbH
5.00%, 01/15/30	335	328,378
6.00%, 01/15/29	180	183,450
		1,413,123
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/52	135	88,041
4.13%, 03/15/49	115	95,722
4.15%, 01/15/43	35	30,532
4.30%, 10/01/48	115	98,527
5.50%, 06/15/41	25	25,831
5.75%, 10/15/52	20	21,295
National Fuel Gas Co.
2.95%, 03/01/31	147	128,037
3.95%, 09/15/27	50	48,692
4.75%, 09/01/28	145	144,741
5.50%, 10/01/26	60	60,826
NiSource Inc.
5.35%, 04/01/34	300	306,452
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	100	101,494
ONE Gas Inc.
2.00%, 05/15/30	25	21,969
4.25%, 09/01/32	650	631,755
4.50%, 11/01/48	245	213,959
4.66%, 02/01/44	150	136,203
5.10%, 04/01/29	25	25,676
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	290	204,292
5.05%, 05/15/52	292	270,911
5.10%, 02/15/35	50	49,921
5.40%, 06/15/33	80	82,527
Southern California Gas Co.
3.75%, 09/15/42	170	137,594
5.13%, 11/15/40	105	103,693
5.20%, 06/01/33	100	102,682
5.75%, 06/01/53	100	104,088
Series UU, 4.13%, 06/01/48	165	136,301
Series VV, 4.30%, 01/15/49	145	122,729
Series WW, 3.95%, 02/15/50	257	204,306
37
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southwest Gas Corp.
3.70%, 04/01/28	$65	$63,300
3.80%, 09/29/46	135	103,596
4.15%, 06/01/49	131	103,878
5.45%, 03/23/28	35	35,782
5.80%, 12/01/27	100	103,301
Washington Gas Light Co.
3.65%, 09/15/49	154	118,089
Series K, 3.80%, 09/15/46	110	86,526
		4,313,268
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	21	20,977
Snap-on Inc.
3.10%, 05/01/50	77	54,429
3.25%, 03/01/27	75	73,193
4.10%, 03/01/48	87	74,187
Stanley Black & Decker Inc.
4.25%, 11/15/28	175	173,764
4.85%, 11/15/48	40	35,958
		432,508
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36	85	86,004
4.75%, 04/15/43	187	184,242
4.90%, 11/30/46	425	420,532
5.30%, 05/27/40	25	26,410
6.00%, 04/01/39	180	204,066
Agilent Technologies Inc.
2.75%, 09/15/29	512	470,154
3.05%, 09/22/26	320	310,030
Baxter International Inc.
2.54%, 02/01/32	170	145,163
3.13%, 12/01/51	125	83,448
3.50%, 08/15/46	158	116,096
Boston Scientific Corp.
4.70%, 03/01/49	79	73,685
6.50%, 11/15/35	15	17,148
7.38%, 01/15/40	115	140,915
Danaher Corp.
2.60%, 10/01/50	405	260,675
2.80%, 12/10/51	560	373,235
4.38%, 09/15/45	111	101,094
Dentsply Sirona Inc., 3.25%, 06/01/30	325	295,300
DH Europe Finance II SARL
3.25%, 11/15/39	220	182,050
3.40%, 11/15/49	477	361,853
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,049	1,037,124
GE HealthCare Technologies Inc., 6.38%, 11/22/52	210	239,198
Medtronic Inc., 4.63%, 03/15/45	203	190,825
Revvity Inc.
2.25%, 09/15/31	90	75,996
3.30%, 09/15/29	258	241,607
3.63%, 03/15/51	105	76,639
Smith & Nephew PLC, 2.03%, 10/14/30	160	137,660
Solventum Corp.
5.90%, 04/30/54(e)	25	25,313
6.00%, 05/15/64(e)	220	220,955
Security	Par (000)	Value
Health Care - Products (continued)
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	$455	$398,720
3.75%, 03/15/51	360	270,532
Stryker Corp.
2.90%, 06/15/50	150	103,099
4.10%, 04/01/43	30	25,934
4.38%, 05/15/44	84	75,122
4.63%, 03/15/46	134	123,219
Thermo Fisher Scientific Inc.
4.10%, 08/15/47	78	67,441
5.09%, 08/10/33	80	82,570
5.30%, 02/01/44	178	179,712
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	540	468,371
4.45%, 08/15/45	139	121,590
5.20%, 09/15/34	25	25,181
5.35%, 12/01/28	125	128,837
5.75%, 11/30/39	75	78,384
		8,246,129
Health Care - Services — 0.8%
Aetna Inc.
3.88%, 08/15/47	175	132,676
4.13%, 11/15/42	185	151,343
4.50%, 05/15/42	105	91,438
4.75%, 03/15/44	119	104,707
6.63%, 06/15/36	201	222,817
6.75%, 12/15/37	159	177,366
Centene Corp.
2.45%, 07/15/28	30	27,445
2.50%, 03/01/31	470	399,000
2.63%, 08/01/31	500	423,791
3.00%, 10/15/30	110	97,764
3.38%, 02/15/30	940	861,027
4.63%, 12/15/29	55	53,496
Elevance Health Inc.
2.55%, 03/15/31	40	35,295
2.88%, 09/15/29	5	4,648
3.13%, 05/15/50	108	75,003
3.60%, 03/15/51	210	157,099
3.65%, 12/01/27	95	92,889
3.70%, 09/15/49	205	157,816
4.10%, 03/01/28	235	232,443
4.10%, 05/15/32	225	216,511
4.38%, 12/01/47	251	216,648
4.55%, 05/15/52	70	61,043
4.63%, 05/15/42	202	185,478
4.65%, 01/15/43	220	201,521
4.65%, 08/15/44	87	78,980
4.75%, 02/15/33	260	259,025
5.10%, 01/15/44	171	164,782
5.13%, 02/15/53	140	133,346
5.15%, 06/15/29	160	164,687
5.35%, 10/15/25	40	40,246
5.38%, 06/15/34	270	279,560
5.50%, 10/15/32	355	373,361
5.65%, 06/15/54	95	97,487
5.85%, 01/15/36	60	64,150
5.95%, 12/15/34	105	112,726
6.38%, 06/15/37	49	54,437
HCA Inc.
2.38%, 07/15/31	15	12,772
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.13%, 03/15/27	$75	$72,372
3.50%, 09/01/30	450	419,246
3.50%, 07/15/51	324	227,371
3.63%, 03/15/32	27	24,547
4.13%, 06/15/29	218	212,749
4.50%, 02/15/27	584	581,684
4.63%, 03/15/52	277	234,221
5.13%, 06/15/39	204	197,338
5.20%, 06/01/28	65	66,162
5.25%, 06/15/26	431	432,632
5.25%, 06/15/49	259	240,286
5.50%, 06/01/33	585	599,004
5.50%, 06/15/47	309	298,777
5.60%, 04/01/34	50	51,418
5.88%, 02/01/29	325	337,858
5.90%, 06/01/53	155	157,975
5.95%, 09/15/54	85	86,953
6.00%, 04/01/54	285	294,012
6.10%, 04/01/64	130	133,420
Humana Inc.
3.13%, 08/15/29	175	163,459
3.95%, 08/15/49	146	113,306
4.63%, 12/01/42	237	208,636
4.80%, 03/15/47	230	203,027
4.88%, 04/01/30	194	195,768
4.95%, 10/01/44	190	172,738
5.75%, 03/01/28	60	62,231
5.75%, 12/01/28	25	26,119
5.75%, 04/15/54	50	50,086
5.88%, 03/01/33	85	89,297
5.95%, 03/15/34	90	95,134
ICON Investments Six DAC, 6.00%, 05/08/34	325	342,385
Laboratory Corp. of America Holdings
2.70%, 06/01/31	340	299,438
2.95%, 12/01/29	242	223,199
4.70%, 02/01/45	304	274,518
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48	110	87,191
Quest Diagnostics Inc.
2.80%, 06/30/31	555	492,196
2.95%, 06/30/30	506	464,059
3.45%, 06/01/26	975	954,947
4.20%, 06/30/29	331	326,461
4.60%, 12/15/27	65	65,402
4.63%, 12/15/29	100	100,252
4.70%, 03/30/45	245	225,980
5.00%, 12/15/34	100	99,417
6.40%, 11/30/33	80	88,077
UnitedHealth Group Inc.
2.75%, 05/15/40	50	37,347
2.88%, 08/15/29	50	46,887
2.90%, 05/15/50	110	74,882
2.95%, 10/15/27	75	72,403
3.13%, 05/15/60	177	117,783
3.25%, 05/15/51	260	187,544
3.50%, 08/15/39	160	134,566
3.70%, 08/15/49	186	146,349
3.75%, 10/15/47	195	156,158
3.85%, 06/15/28	175	172,851
3.88%, 12/15/28	105	103,538
3.88%, 08/15/59	233	180,249
Security	Par (000)	Value
Health Care - Services (continued)
3.95%, 10/15/42	$90	$77,313
4.00%, 05/15/29	70	69,263
4.20%, 05/15/32	745	727,201
4.20%, 01/15/47	204	175,976
4.25%, 01/15/29	300	300,064
4.25%, 03/15/43	115	103,585
4.25%, 04/15/47	192	166,792
4.25%, 06/15/48	230	198,626
4.38%, 03/15/42	100	90,962
4.45%, 12/15/48	229	204,660
4.50%, 04/15/33	430	425,103
4.60%, 04/15/27	35	35,410
4.63%, 07/15/35	236	234,201
4.63%, 11/15/41	116	109,255
4.70%, 04/15/29	125	127,329
4.75%, 07/15/26	120	121,162
4.75%, 07/15/45	167	157,734
4.75%, 05/15/52	245	227,239
4.80%, 01/15/30	400	408,114
4.90%, 04/15/31	155	158,506
4.95%, 01/15/32	550	561,695
4.95%, 05/15/62	190	177,573
5.00%, 04/15/34	300	304,852
5.15%, 07/15/34	555	570,322
5.20%, 04/15/63	215	208,292
5.25%, 02/15/28	35	36,232
5.30%, 02/15/30	40	41,896
5.35%, 02/15/33	370	387,267
5.38%, 04/15/54	200	202,183
5.50%, 07/15/44	350	360,560
5.50%, 04/15/64	195	198,024
5.63%, 07/15/54	550	574,350
5.75%, 07/15/64	260	272,823
5.80%, 03/15/36	170	183,859
5.88%, 02/15/53	160	173,014
5.95%, 02/15/41	5	5,407
6.05%, 02/15/63	175	192,025
6.50%, 06/15/37	59	67,486
6.63%, 11/15/37	225	261,494
6.88%, 02/15/38	315	373,567
		27,008,144
Holding Companies - Diversified — 0.0%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(e)	350	353,884
Home Builders — 0.0%
MDC Holdings Inc.
2.50%, 01/15/31	95	83,437
3.97%, 08/06/61(b)	125	106,621
6.00%, 01/15/43	165	173,439
PulteGroup Inc., 6.00%, 02/15/35	50	53,424
Toll Brothers Finance Corp., 4.35%, 02/15/28	50	49,408
		466,329
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	162	154,278
3.50%, 11/15/51	135	90,079
4.40%, 03/15/29	135	128,223
Whirlpool Corp.
4.50%, 06/01/46	142	116,853
4.60%, 05/15/50(b)	103	84,108
39
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
4.75%, 02/26/29(b)	$45	$45,202
5.50%, 03/01/33	305	308,160
5.75%, 03/01/34	285	289,243
		1,216,146
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	250	209,829
5.75%, 03/15/33	225	238,721
Church & Dwight Co. Inc.
3.95%, 08/01/47	40	32,873
5.00%, 06/15/52	90	87,111
Clorox Co. (The)
1.80%, 05/15/30	590	509,995
3.10%, 10/01/27	876	842,291
3.90%, 05/15/28	369	361,531
4.60%, 05/01/32	5	4,985
Kimberly-Clark Corp.
2.00%, 11/02/31	100	86,166
2.88%, 02/07/50	200	140,825
3.10%, 03/26/30	668	631,320
3.20%, 04/25/29	325	312,085
3.20%, 07/30/46	225	168,213
3.90%, 05/04/47	205	170,640
3.95%, 11/01/28	235	233,352
4.50%, 02/16/33	75	75,498
5.30%, 03/01/41	130	134,021
6.63%, 08/01/37	275	323,591
		4,563,047
Insurance — 0.5%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	72	87,502
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(a)	335	330,059
Aflac Inc.
3.60%, 04/01/30	119	113,665
4.00%, 10/15/46	30	24,838
4.75%, 01/15/49	62	57,465
Allstate Corp. (The)
5.35%, 06/01/33	33	34,242
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(a)	205	212,565
American Financial Group Inc./OH
4.50%, 06/15/47	37	32,846
5.25%, 04/02/30	65	67,068
American International Group Inc.
3.88%, 01/15/35	35	32,321
4.50%, 07/16/44	130	115,649
4.75%, 04/01/48	241	222,355
4.80%, 07/10/45	245	227,984
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	100	99,187
Aon Corp.
4.50%, 12/15/28	74	73,924
6.25%, 09/30/40	50	54,372
Aon Global Ltd., 4.75%, 05/15/45	112	101,572
Aon North America Inc., 5.75%, 03/01/54	30	31,024
Arch Capital Finance LLC, 5.03%, 12/15/46	106	99,270
Arch Capital Group Ltd.
3.64%, 06/30/50	100	75,479
7.35%, 05/01/34	22	25,792
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	85	81,169
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co., 3.05%, 03/09/52	$35	$22,687
Assurant Inc.
3.70%, 02/22/30	124	116,696
4.90%, 03/27/28	134	134,129
Athene Holding Ltd.
4.13%, 01/12/28	30	29,407
6.15%, 04/03/30	96	102,270
AXA SA, 8.60%, 12/15/30	860	1,030,081
Axis Specialty Finance LLC
3.90%, 07/15/29	85	81,870
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	50	46,867
Berkshire Hathaway Finance Corp.
3.85%, 03/15/52	155	127,402
4.20%, 08/15/48	257	230,816
4.25%, 01/15/49	304	275,446
Brighthouse Financial Inc., 4.70%, 06/22/47	143	113,481
Brown & Brown Inc., 4.50%, 03/15/29	15	14,913
Chubb Corp. (The), 6.00%, 05/11/37	10	11,007
Chubb INA Holdings LLC
3.05%, 12/15/61	10	6,643
4.35%, 11/03/45	105	94,265
6.70%, 05/15/36	55	63,796
CNO Financial Group Inc., 5.25%, 05/30/29	211	211,455
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	75	69,009
Enstar Group Ltd., 4.95%, 06/01/29	31	30,702
Equitable Holdings Inc.
4.35%, 04/20/28	480	473,982
5.00%, 04/20/48	110	102,658
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	75	48,907
4.87%, 06/01/44	40	36,080
First American Financial Corp., 4.00%, 05/15/30	210	197,633
Hartford Financial Services Group Inc. (The)
3.60%, 08/19/49	219	166,635
4.30%, 04/15/43	75	66,044
4.40%, 03/15/48	81	70,751
5.95%, 10/15/36	83	89,412
6.10%, 10/01/41	157	168,148
Jackson Financial Inc.
3.13%, 11/23/31	40	34,628
4.00%, 11/23/51	55	40,035
Lincoln National Corp.
3.05%, 01/15/30	50	46,045
4.35%, 03/01/48	124	98,982
6.30%, 10/09/37	52	55,888
7.00%, 06/15/40	165	187,988
Loews Corp., 6.00%, 02/01/35	30	32,639
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	265	259,368
4.15%, 03/04/26	556	553,083
5.38%, 03/04/46	255	258,756
Markel Group Inc.
4.15%, 09/17/50	75	59,957
5.00%, 05/20/49	70	63,795
Marsh & McLennan Companies Inc.
4.20%, 03/01/48	170	145,267
4.35%, 01/30/47	217	189,159
4.38%, 03/15/29	127	127,530
4.75%, 03/15/39	185	179,611
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.90%, 03/15/49	$272	$257,459
5.45%, 03/15/53	35	35,811
5.88%, 08/01/33	95	103,313
MetLife Inc.
4.05%, 03/01/45	268	226,111
4.13%, 08/13/42	200	173,932
4.55%, 03/23/30	291	295,016
4.60%, 05/13/46	100	91,531
4.72%, 12/15/44	137	126,028
4.88%, 11/13/43	112	106,579
5.70%, 06/15/35	115	123,189
5.88%, 02/06/41	35	37,366
6.40%, 12/15/66	312	328,867
10.75%, 08/01/69	120	163,572
Munich Re America Corp., Series B, 7.45%, 12/15/26	75	79,877
Principal Financial Group Inc.
3.10%, 11/15/26	18	17,432
3.70%, 05/15/29	97	93,745
4.30%, 11/15/46	104	89,538
4.35%, 05/15/43	106	94,093
4.63%, 09/15/42	74	68,175
6.05%, 10/15/36	64	69,592
Progressive Corp. (The)
2.45%, 01/15/27	51	48,936
3.20%, 03/26/30	225	212,330
3.70%, 01/26/45	124	100,949
3.95%, 03/26/50	70	57,607
4.00%, 03/01/29	79	78,148
4.13%, 04/15/47	106	91,018
4.20%, 03/15/48	203	175,468
4.35%, 04/25/44	115	103,308
6.63%, 03/01/29	114	124,827
Prudential Financial Inc.
1.50%, 03/10/26	239	229,030
2.10%, 03/10/30	50	44,484
3.00%, 03/10/40	30	23,257
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	80	71,544
3.70%, 03/13/51	300	230,147
3.88%, 03/27/28	44	43,214
3.94%, 12/07/49	235	188,982
4.35%, 02/25/50	240	207,707
4.42%, 03/27/48	148	128,798
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(b)	160	152,794
4.60%, 05/15/44	207	189,830
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	155	150,610
5.70%, 12/14/36	495	528,496
5.75%, 07/15/33	110	120,052
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	65	66,459
6.63%, 12/01/37	75	86,556
6.63%, 06/21/40	202	229,833
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	45	47,593
Prudential Funding Asia PLC
3.13%, 04/14/30	100	93,002
3.63%, 03/24/32	255	235,222
Selective Insurance Group Inc., 5.38%, 03/01/49	55	53,307
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,581
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,920
Security	Par (000)	Value
Insurance (continued)
Travelers Companies Inc. (The)
2.55%, 04/27/50	$120	$76,645
3.75%, 05/15/46	123	99,342
4.00%, 05/30/47	142	119,315
4.05%, 03/07/48	110	93,672
4.10%, 03/04/49	170	145,056
4.30%, 08/25/45	175	154,624
4.60%, 08/01/43	97	90,632
5.35%, 11/01/40	240	245,963
6.25%, 06/15/37	247	277,700
6.75%, 06/20/36	149	173,873
Travelers Property Casualty Corp., 6.38%, 03/15/33	175	197,177
Unum Group
4.50%, 12/15/49	40	32,960
5.75%, 08/15/42	100	99,688
Willis North America Inc.
3.88%, 09/15/49	173	133,399
4.50%, 09/15/28	104	103,532
5.05%, 09/15/48	153	140,479
5.35%, 05/15/33	25	25,483
5.90%, 03/05/54	200	205,781
XL Group Ltd., 5.25%, 12/15/43	514	500,235
		18,398,062
Internet — 0.1%
Alibaba Group Holding Ltd.
3.25%, 02/09/61	245	161,375
4.00%, 12/06/37	225	200,027
4.20%, 12/06/47	150	125,806
Alphabet Inc., 2.25%, 08/15/60	139	83,077
Amazon.com Inc.
2.50%, 06/03/50	345	220,834
2.70%, 06/03/60	954	593,240
3.10%, 05/12/51	455	327,922
3.25%, 05/12/61	275	192,851
3.88%, 08/22/37	45	41,320
3.95%, 04/13/52	165	138,875
4.05%, 08/22/47	417	362,995
4.10%, 04/13/62	390	327,644
4.25%, 08/22/57	401	352,636
Baidu Inc., 2.38%, 10/09/30	200	176,464
Booking Holdings Inc.
3.55%, 03/15/28	54	52,610
3.60%, 06/01/26	77	75,949
4.63%, 04/13/30	130	131,430
eBay Inc.
3.60%, 06/05/27	20	19,590
3.65%, 05/10/51	220	164,841
4.00%, 07/15/42	267	221,921
JD.com Inc., 4.13%, 01/14/50	200	162,378
Meta Platforms Inc.
4.45%, 08/15/52	35	31,294
4.65%, 08/15/62	30	26,979
5.75%, 05/15/63	40	42,509
VeriSign Inc., 2.70%, 06/15/31	120	104,179
		4,338,746
Iron & Steel — 0.0%
Nucor Corp.
2.98%, 12/15/55	350	222,431
4.40%, 05/01/48	145	128,129
41
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
5.20%, 08/01/43	$152	$152,701
Steel Dynamics Inc.
3.25%, 10/15/50	65	44,247
3.45%, 04/15/30	335	313,127
5.38%, 08/15/34	25	25,359
		885,994
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45	220	188,029
Lodging — 0.0%
Choice Hotels International Inc.
3.70%, 12/01/29	95	88,595
3.70%, 01/15/31	102	93,123
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28	210	210,662
Series FF, 4.63%, 06/15/30	215	215,068
Series GG, 3.50%, 10/15/32	190	171,234
Series X, 4.00%, 04/15/28	5	4,904
Sands China Ltd.
2.85%, 03/08/29	320	286,508
3.25%, 08/08/31	200	172,706
		1,242,800
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	1,260	1,253,733
AGCO Corp., 5.80%, 03/21/34	215	220,902
Caterpillar Financial Services Corp.
4.38%, 08/16/29	25	25,109
4.40%, 10/15/27	25	25,138
4.45%, 10/16/26	25	25,106
4.85%, 02/27/29	50	51,183
Caterpillar Inc.
2.60%, 09/19/29	296	274,422
3.25%, 09/19/49	231	172,042
3.25%, 04/09/50	177	132,111
4.30%, 05/15/44	60	54,602
4.75%, 05/15/64	117	108,924
5.20%, 05/27/41	182	185,871
5.30%, 09/15/35	29	31,229
6.05%, 08/15/36	91	102,689
CNH Industrial Capital LLC
1.45%, 07/15/26	890	839,963
1.88%, 01/15/26	630	606,674
4.55%, 04/10/28	455	454,363
5.10%, 04/20/29	140	142,756
5.45%, 10/14/25	130	130,897
5.50%, 01/12/29	125	129,221
CNH Industrial NV, 3.85%, 11/15/27	1,057	1,036,087
Deere & Co.
3.10%, 04/15/30	135	126,901
3.75%, 04/15/50	155	128,817
5.38%, 10/16/29	85	89,467
7.13%, 03/03/31	5	5,806
Dover Corp., 5.38%, 03/01/41	30	30,413
Flowserve Corp., 3.50%, 10/01/30	90	83,217
IDEX Corp., 2.63%, 06/15/31	55	47,987
John Deere Capital Corp.
1.75%, 03/09/27	114	107,308
2.25%, 09/14/26	290	278,550
2.65%, 06/10/26	40	38,902
2.80%, 09/08/27	5	4,803
2.80%, 07/18/29	25	23,375
Security	Par (000)	Value
Machinery (continued)
3.45%, 03/07/29	$20	$19,321
4.35%, 09/15/32	110	109,219
4.70%, 06/10/30	75	76,635
4.75%, 06/08/26	15	15,115
4.80%, 01/09/26	5	5,029
4.85%, 06/11/29	50	51,194
4.85%, 10/11/29	35	35,938
4.90%, 06/11/27	50	50,902
5.10%, 04/11/34	50	51,683
5.15%, 09/08/33	180	187,675
Series 1, 5.05%, 06/12/34	550	565,741
nVent Finance SARL, 5.65%, 05/15/33	100	102,659
Oshkosh Corp.
3.10%, 03/01/30	522	479,265
4.60%, 05/15/28	828	827,678
Rockwell Automation Inc.
2.80%, 08/15/61	25	15,275
3.50%, 03/01/29	429	416,085
4.20%, 03/01/49	97	84,211
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	99	99,353
Xylem Inc./New York
1.95%, 01/30/28	1,008	929,091
2.25%, 01/30/31	1,250	1,088,635
3.25%, 11/01/26	650	632,466
4.38%, 11/01/46	135	117,972
		12,929,710
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	1,496	1,430,325
2.38%, 08/26/29	689	624,587
2.88%, 10/15/27	1,285	1,229,033
3.05%, 04/15/30(b)	235	219,951
3.38%, 03/01/29	169	162,081
3.63%, 09/14/28	700	680,049
3.63%, 10/15/47	124	96,643
3.70%, 04/15/50	10	7,789
Carlisle Companies Inc., 2.75%, 03/01/30	152	138,261
Eaton Corp.
3.10%, 09/15/27	137	132,806
3.92%, 09/15/47	65	54,340
4.00%, 11/02/32	72	69,463
4.15%, 03/15/33	65	63,214
4.15%, 11/02/42	100	88,793
4.35%, 05/18/28	40	40,299
4.70%, 08/23/52	65	61,084
Illinois Tool Works Inc.
3.90%, 09/01/42	106	91,800
4.88%, 09/15/41	40	39,514
Parker-Hannifin Corp.
3.25%, 03/01/27	35	34,024
3.25%, 06/14/29	240	227,685
4.00%, 06/14/49	123	101,849
4.10%, 03/01/47	76	64,044
4.20%, 11/21/34	120	114,473
4.45%, 11/21/44	118	105,163
6.25%, 05/15/38	40	44,625
Pentair Finance SARL
4.50%, 07/01/29	480	474,024
5.90%, 07/15/32	380	402,018
Teledyne Technologies Inc., 2.75%, 04/01/31	1,345	1,191,565
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Textron Inc.
3.00%, 06/01/30	$71	$64,892
3.38%, 03/01/28	95	91,279
3.90%, 09/17/29	117	113,044
		8,258,717
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/51	327	208,615
3.85%, 04/01/61	315	191,763
3.90%, 06/01/52	279	182,814
3.95%, 06/30/62	240	148,533
4.40%, 04/01/33	140	127,468
4.40%, 12/01/61	65	43,785
4.80%, 03/01/50	305	231,815
5.13%, 07/01/49	254	203,127
5.25%, 04/01/53	154	125,870
5.38%, 04/01/38	150	136,250
5.38%, 05/01/47	274	229,227
5.50%, 04/01/63	220	177,001
5.75%, 04/01/48	297	258,313
6.38%, 10/23/35	315	318,935
6.48%, 10/23/45	440	420,966
6.83%, 10/23/55	185	183,640
Comcast Corp.
2.45%, 08/15/52	192	113,775
2.65%, 08/15/62	169	97,511
2.80%, 01/15/51	133	86,007
2.89%, 11/01/51	387	253,780
2.94%, 11/01/56	812	515,966
2.99%, 11/01/63	859	529,867
3.40%, 07/15/46	110	83,283
3.45%, 02/01/50	320	237,014
3.75%, 04/01/40	235	199,611
3.90%, 03/01/38	281	248,597
3.97%, 11/01/47	388	316,457
4.00%, 08/15/47	209	171,284
4.00%, 03/01/48	308	251,825
4.00%, 11/01/49	286	233,272
4.05%, 11/01/52	384	311,931
4.60%, 10/15/38	180	172,103
4.60%, 08/15/45	151	137,262
4.65%, 02/15/33	275	274,773
4.65%, 07/15/42	224	208,428
4.70%, 10/15/48	160	147,474
4.75%, 03/01/44	109	101,331
4.80%, 05/15/33	50	50,317
4.95%, 10/15/58	230	216,245
5.35%, 05/15/53	100	100,124
5.50%, 05/15/64	90	90,707
5.65%, 06/15/35	53	56,137
6.45%, 03/15/37	30	34,113
6.50%, 11/15/35	358	404,638
6.55%, 07/01/39	55	62,366
6.95%, 08/15/37	175	205,351
Discovery Communications LLC
4.00%, 09/15/55	40	26,472
4.65%, 05/15/50	30	21,910
5.00%, 09/20/37	212	180,923
5.20%, 09/20/47	112	88,440
5.30%, 05/15/49	78	61,607
Security	Par (000)	Value
Media (continued)
6.35%, 06/01/40	$60	$57,126
FactSet Research Systems Inc., 3.45%, 03/01/32	220	197,811
Fox Corp.
5.48%, 01/25/39	205	204,480
5.58%, 01/25/49	399	385,920
Grupo Televisa SAB
6.13%, 01/31/46	20	19,943
6.63%, 01/15/40	225	230,398
NBCUniversal Media LLC
4.45%, 01/15/43	45	40,416
6.40%, 04/30/40	45	50,054
Paramount Global
3.38%, 02/15/28	27	25,158
3.70%, 06/01/28	45	42,170
4.20%, 06/01/29	110	103,390
4.38%, 03/15/43	197	142,424
4.60%, 01/15/45	101	71,570
4.85%, 07/01/42	30	23,204
4.90%, 08/15/44	147	110,989
4.95%, 01/15/31	170	158,236
4.95%, 05/19/50	245	183,076
5.25%, 04/01/44	128	99,284
5.50%, 05/15/33	62	56,926
5.85%, 09/01/43	170	144,018
5.90%, 10/15/40	77	66,783
6.88%, 04/30/36	207	206,755
7.88%, 07/30/30	65	70,657
Thomson Reuters Corp.
5.50%, 08/15/35	85	88,510
5.85%, 04/15/40	85	89,029
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	137	156,094
Time Warner Cable LLC
5.50%, 09/01/41	182	156,775
5.88%, 11/15/40	129	116,457
6.55%, 05/01/37	235	232,266
6.75%, 06/15/39	297	294,564
7.30%, 07/01/38	185	194,343
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	240	169,151
3.70%, 12/01/42	100	82,626
4.13%, 06/01/44	196	169,952
4.38%, 08/16/41	105	95,333
Series E, 4.13%, 12/01/41	135	119,360
Walt Disney Co. (The)
2.75%, 09/01/49	460	305,195
3.50%, 05/13/40	51	42,272
3.60%, 01/13/51	590	459,379
3.80%, 05/13/60	476	370,139
4.70%, 03/23/50(b)	266	251,715
4.75%, 09/15/44	65	60,902
4.75%, 11/15/46	205	191,082
4.95%, 10/15/45	42	40,465
5.40%, 10/01/43	152	155,397
6.15%, 03/01/37	50	55,733
6.15%, 02/15/41	49	54,478
6.65%, 11/15/37	65	75,742
7.75%, 12/01/45	250	327,747
		16,524,517
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	64	63,523
43
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Valmont Industries Inc.
5.00%, 10/01/44	$109	$102,001
5.25%, 10/01/54	115	106,926
		272,450
Mining — 0.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	400	364,015
Freeport-McMoRan Inc.
4.63%, 08/01/30	200	198,050
5.40%, 11/14/34	65	66,160
5.45%, 03/15/43	85	82,802
Kinross Gold Corp., 4.50%, 07/15/27	579	576,365
Newmont Corp.
2.60%, 07/15/32	35	30,536
2.80%, 10/01/29	170	157,860
4.88%, 03/15/42	465	447,890
5.45%, 06/09/44	105	105,778
6.25%, 10/01/39	223	247,370
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	220	222,092
Rio Tinto Finance USA PLC
4.75%, 03/22/42	105	100,434
5.00%, 03/09/33	125	129,014
5.13%, 03/09/53	225	223,370
Yamana Gold Inc., 2.63%, 08/15/31	80	68,382
		3,020,118
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	480	450,201
3.57%, 12/01/31	140	125,818
4.25%, 04/01/28	335	329,258
		905,277
Oil & Gas — 0.7%
Apache Corp.
5.10%, 09/01/40	105	92,797
5.25%, 02/01/42	25	22,040
5.35%, 07/01/49	5	4,272
6.00%, 01/15/37	120	123,263
BP Capital Markets America Inc.
2.77%, 11/10/50	352	228,619
2.94%, 06/04/51	340	228,038
3.00%, 02/24/50	350	239,459
3.00%, 03/17/52	165	111,642
3.38%, 02/08/61	610	422,475
3.41%, 02/11/26	55	54,202
3.54%, 04/06/27	95	93,230
3.63%, 04/06/30	131	126,076
3.94%, 09/21/28	25	24,625
4.89%, 09/11/33	30	30,184
BP Capital Markets PLC
3.28%, 09/19/27	165	160,560
3.72%, 11/28/28	75	73,141
Burlington Resources LLC
5.95%, 10/15/36	105	114,022
7.20%, 08/15/31	132	151,494
7.40%, 12/01/31	232	269,362
Chevron Corp., 3.08%, 05/11/50	79	56,988
Chevron USA Inc., 5.25%, 11/15/43	75	77,693
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	199,772
ConocoPhillips Co.
3.80%, 03/15/52	20	15,821
4.03%, 03/15/62	385	305,580
Security	Par (000)	Value
Oil & Gas (continued)
4.30%, 11/15/44	$149	$130,914
5.05%, 09/15/33	60	61,559
5.30%, 05/15/53	90	89,448
5.55%, 03/15/54	145	149,178
5.70%, 09/15/63	105	109,479
5.90%, 10/15/32	217	235,433
5.90%, 05/15/38	80	86,494
6.50%, 02/01/39	80	91,725
6.95%, 04/15/29	220	244,371
Devon Energy Corp.
4.75%, 05/15/42	109	95,535
5.00%, 06/15/45	192	171,316
5.60%, 07/15/41	250	243,971
7.88%, 09/30/31	40	46,429
Diamondback Energy Inc.
3.50%, 12/01/29	333	314,882
4.25%, 03/15/52	50	40,119
4.40%, 03/24/51	108	89,475
5.40%, 04/18/34	100	101,842
5.75%, 04/18/54	20	20,004
5.90%, 04/18/64	270	272,208
6.25%, 03/15/53	100	106,550
Eni USA Inc., 7.30%, 11/15/27	285	307,992
EOG Resources Inc.
3.90%, 04/01/35	110	101,475
4.95%, 04/15/50	172	163,077
EQT Corp.
3.90%, 10/01/27	100	97,725
5.00%, 01/15/29	85	85,250
5.75%, 02/01/34	155	157,868
7.00%, 02/01/30	230	250,434
Equinor ASA
2.38%, 05/22/30	305	275,628
3.00%, 04/06/27	255	247,064
3.13%, 04/06/30	380	357,198
3.25%, 11/18/49	165	120,807
3.63%, 09/10/28	594	581,012
3.70%, 04/06/50	405	321,534
3.95%, 05/15/43	112	95,816
4.25%, 11/23/41	192	172,301
4.80%, 11/08/43	150	144,487
5.10%, 08/17/40	300	300,260
7.25%, 09/23/27	225	243,810
Exxon Mobil Corp.
2.61%, 10/15/30	254	231,588
3.10%, 08/16/49	151	108,535
3.45%, 04/15/51	326	247,350
3.48%, 03/19/30	10	9,633
4.11%, 03/01/46	274	238,278
4.23%, 03/19/40	256	235,203
4.33%, 03/19/50	372	329,990
Hess Corp.
4.30%, 04/01/27	610	605,634
5.60%, 02/15/41	144	147,178
7.13%, 03/15/33	360	410,712
7.30%, 08/15/31	403	459,759
7.88%, 10/01/29	175	199,770
Marathon Oil Corp.
4.40%, 07/15/27	125	124,553
5.70%, 04/01/34	100	105,585
6.60%, 10/01/37	301	337,098
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.80%, 03/15/32	$271	$302,078
Marathon Petroleum Corp.
4.50%, 04/01/48	110	92,185
4.75%, 09/15/44	179	157,337
5.00%, 09/15/54	126	110,157
5.13%, 12/15/26	90	91,025
6.50%, 03/01/41	153	164,954
Occidental Petroleum Corp.
4.40%, 04/15/46	50	40,936
6.20%, 03/15/40	80	83,075
6.45%, 09/15/36	320	346,936
6.60%, 03/15/46	240	259,134
6.63%, 09/01/30	40	43,014
7.50%, 05/01/31	75	84,958
7.88%, 09/15/31	50	57,556
7.95%, 06/15/39	60	72,136
Ovintiv Inc.
5.38%, 01/01/26	970	973,555
5.65%, 05/15/28	170	174,999
6.25%, 07/15/33	195	206,082
6.50%, 08/15/34	175	189,509
6.50%, 02/01/38	167	176,946
7.10%, 07/15/53	90	101,570
7.20%, 11/01/31	330	366,249
7.38%, 11/01/31	547	611,501
8.13%, 09/15/30	135	155,844
Phillips 66
3.30%, 03/15/52	100	68,037
3.90%, 03/15/28	220	216,087
4.65%, 11/15/34	254	245,809
4.88%, 11/15/44	330	303,967
5.88%, 05/01/42	72	75,221
Phillips 66 Co.
4.90%, 10/01/46	25	22,796
5.25%, 06/15/31	50	51,432
5.30%, 06/30/33	210	214,880
5.65%, 06/15/54	85	84,988
Shell International Finance BV
3.00%, 11/26/51	500	342,874
3.13%, 11/07/49	110	78,064
3.25%, 04/06/50	10	7,259
3.75%, 09/12/46	185	149,159
4.00%, 05/10/46	370	310,371
4.13%, 05/11/35	510	487,603
4.38%, 05/11/45	200	178,285
4.55%, 08/12/43	30	27,978
6.38%, 12/15/38	450	513,632
TotalEnergies Capital International SA
2.83%, 01/10/30	255	237,054
2.99%, 06/29/41	225	170,767
3.13%, 05/29/50	493	350,224
3.39%, 06/29/60	550	391,277
3.46%, 02/19/29	60	58,009
3.46%, 07/12/49	220	166,470
TotalEnergies Capital SA
3.88%, 10/11/28	285	280,681
5.15%, 04/05/34	85	87,862
5.49%, 04/05/54	165	170,276
5.64%, 04/05/64	155	161,058
Valero Energy Corp.
3.65%, 12/01/51	320	229,168
Security	Par (000)	Value
Oil & Gas (continued)
4.00%, 06/01/52	$55	$41,993
4.35%, 06/01/28	148	146,698
4.90%, 03/15/45	71	65,725
6.63%, 06/15/37	400	442,008
7.50%, 04/15/32	136	157,865
		25,138,204
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	396	389,349
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	45	42,764
3.14%, 11/07/29	457	429,110
3.34%, 12/15/27	1,196	1,159,666
4.08%, 12/15/47	97	80,728
Halliburton Co.
2.92%, 03/01/30	353	325,082
4.50%, 11/15/41	80	71,319
4.75%, 08/01/43	200	182,652
4.85%, 11/15/35	335	330,797
5.00%, 11/15/45	319	299,102
6.70%, 09/15/38	183	208,764
7.45%, 09/15/39	184	224,639
NOV Inc.
3.60%, 12/01/29	351	332,864
3.95%, 12/01/42	125	98,610
Schlumberger Investment SA
2.65%, 06/26/30	355	323,872
4.50%, 05/15/28	100	100,467
4.85%, 05/15/33	60	60,941
		4,660,726
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
4.50%, 05/15/28	221	219,517
5.63%, 05/26/33	190	197,952
Amcor Flexibles North America Inc.
2.63%, 06/19/30	190	168,988
2.69%, 05/25/31	30	26,196
Berry Global Inc., 5.65%, 01/15/34(e)	235	239,986
Packaging Corp. of America
3.05%, 10/01/51	5	3,428
4.05%, 12/15/49	57	46,196
Smurfit Kappa Treasury ULC
5.44%, 04/03/34(e)	335	344,542
5.78%, 04/03/54(e)	10	10,522
WestRock MWV LLC, 8.20%, 01/15/30	55	63,679
WRKCo Inc.
3.00%, 06/15/33	45	39,278
4.20%, 06/01/32	10	9,639
		1,369,923
Pharmaceuticals — 1.1%
AbbVie Inc.
4.05%, 11/21/39	593	536,796
4.25%, 11/14/28	15	15,047
4.25%, 11/21/49	649	565,637
4.30%, 05/14/36	263	251,905
4.40%, 11/06/42	317	291,114
4.45%, 05/14/46	170	154,056
4.50%, 05/14/35	350	343,566
4.63%, 10/01/42	112	105,318
4.70%, 05/14/45	308	289,568
45
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 11/14/48	$318	$305,456
5.40%, 03/15/54	55	56,992
Astrazeneca Finance LLC
4.88%, 03/03/28	50	51,049
4.88%, 03/03/33	185	189,831
4.90%, 03/03/30	100	103,244
5.00%, 02/26/34	75	77,255
AstraZeneca PLC
3.13%, 06/12/27	410	398,426
3.38%, 11/16/25	1,167	1,151,685
4.00%, 01/17/29	54	53,552
4.00%, 09/18/42	309	271,098
4.38%, 08/17/48	64	57,823
6.45%, 09/15/37	675	777,922
Becton Dickinson & Co.
3.70%, 06/06/27	655	641,779
3.79%, 05/20/50	114	90,167
4.67%, 06/06/47	242	218,428
4.69%, 12/15/44	138	125,707
Bristol-Myers Squibb Co.
2.55%, 11/13/50	45	27,854
2.95%, 03/15/32	10	8,979
3.25%, 02/27/27	85	83,081
3.25%, 08/01/42	153	118,746
3.55%, 03/15/42	10	8,158
3.70%, 03/15/52	285	218,880
3.90%, 03/15/62	390	297,775
4.25%, 10/26/49	458	390,404
4.35%, 11/15/47	308	268,032
4.50%, 03/01/44	20	18,172
4.55%, 02/20/48	195	174,964
5.00%, 08/15/45	220	214,751
5.55%, 02/22/54	580	598,593
5.65%, 02/22/64	225	231,686
6.25%, 11/15/53	105	118,489
6.40%, 11/15/63	105	120,229
Cardinal Health Inc.
3.41%, 06/15/27	135	131,294
3.75%, 09/15/25	5	4,945
4.37%, 06/15/47	182	153,652
4.50%, 11/15/44	56	48,475
4.60%, 03/15/43	80	70,780
5.13%, 02/15/29	100	102,334
5.45%, 02/15/34	75	77,671
Cencora Inc.
3.45%, 12/15/27	380	368,469
4.25%, 03/01/45	202	176,312
4.30%, 12/15/47	304	263,227
Cigna Group (The)
2.40%, 03/15/30	285	255,337
3.20%, 03/15/40	160	123,429
3.40%, 03/15/50	354	252,734
3.40%, 03/15/51	215	152,544
3.88%, 10/15/47	326	255,355
4.13%, 11/15/25	55	54,646
4.38%, 10/15/28	836	831,026
4.80%, 08/15/38	558	534,033
4.80%, 07/15/46	295	268,523
4.90%, 12/15/48	395	360,491
5.13%, 05/15/31	120	123,073
5.25%, 02/15/34	210	214,370
Security	Par (000)	Value
Pharmaceuticals (continued)
5.40%, 03/15/33	$165	$170,965
5.60%, 02/15/54	200	201,139
6.13%, 11/15/41	159	170,920
CVS Health Corp.
3.25%, 08/15/29	80	74,758
3.63%, 04/01/27	30	29,368
3.75%, 04/01/30	70	66,340
4.13%, 04/01/40	105	87,818
4.25%, 04/01/50	308	242,070
4.30%, 03/25/28	663	654,708
4.78%, 03/25/38	1,002	921,418
4.88%, 07/20/35	282	272,528
5.05%, 03/25/48	816	723,303
5.13%, 07/20/45	430	387,898
5.25%, 02/21/33	235	236,259
5.30%, 12/05/43	185	173,786
5.63%, 02/21/53	330	315,520
5.88%, 06/01/53	250	246,380
6.00%, 06/01/63	220	218,540
6.13%, 09/15/39	130	134,599
6.25%, 06/01/27	40	41,694
Eli Lilly & Co.
2.50%, 09/15/60	70	41,362
3.10%, 05/15/27	235	229,315
3.38%, 03/15/29	5	4,858
3.70%, 03/01/45	140	117,241
3.95%, 03/15/49	50	42,550
4.15%, 03/15/59	445	379,833
4.70%, 02/27/33	95	96,419
4.88%, 02/27/53	120	117,332
4.95%, 02/27/63	55	53,629
5.00%, 02/09/54	15	14,945
5.10%, 02/09/64	140	139,704
5.20%, 08/14/64	100	101,299
5.50%, 03/15/27	155	160,426
5.55%, 03/15/37	170	185,351
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	194	191,595
4.20%, 03/18/43	105	93,720
6.38%, 05/15/38	371	424,333
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	209	201,216
Johnson & Johnson
2.45%, 09/01/60	675	407,714
3.40%, 01/15/38	25	21,987
3.50%, 01/15/48	77	62,441
3.55%, 03/01/36	40	36,577
3.63%, 03/03/37	120	109,016
3.70%, 03/01/46	140	118,271
3.75%, 03/03/47	205	172,828
4.50%, 12/05/43	238	232,125
4.85%, 05/15/41	112	113,857
5.85%, 07/15/38	170	190,749
5.95%, 08/15/37	122	138,397
McKesson Corp., 5.10%, 07/15/33	470	482,725
Mead Johnson Nutrition Co.
4.13%, 11/15/25	170	168,968
4.60%, 06/01/44	132	118,757
5.90%, 11/01/39	228	243,376
Merck & Co. Inc.
1.70%, 06/10/27	110	103,092
1.90%, 12/10/28	75	68,416
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.15%, 12/10/31	$100	$86,133
2.75%, 12/10/51	315	207,205
2.90%, 12/10/61	490	306,758
3.60%, 09/15/42	215	178,074
3.70%, 02/10/45	375	307,390
3.90%, 03/07/39	200	180,003
4.00%, 03/07/49	261	220,038
4.05%, 05/17/28	90	89,956
4.15%, 05/18/43	305	271,707
4.50%, 05/17/33	300	300,355
4.90%, 05/17/44	85	83,331
5.00%, 05/17/53	55	54,121
5.15%, 05/17/63	195	194,035
6.50%, 12/01/33	236	269,754
6.55%, 09/15/37	32	37,156
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	87	94,840
5.95%, 12/01/28	195	208,106
Novartis Capital Corp.
2.75%, 08/14/50	135	92,721
4.00%, 11/20/45	55	48,080
Pfizer Inc.
2.70%, 05/28/50	150	100,463
4.00%, 03/15/49	175	147,636
4.10%, 09/15/38	135	124,046
4.13%, 12/15/46	30	25,790
4.20%, 09/15/48	280	242,603
7.20%, 03/15/39	140	171,280
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	265	266,222
4.75%, 05/19/33	675	678,703
5.30%, 05/19/53	715	718,607
5.34%, 05/19/63	820	813,683
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	3	2,932
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	285	198,097
3.38%, 07/09/60	175	118,762
5.00%, 11/26/28	120	122,300
5.80%, 07/05/64	200	204,506
Zoetis Inc.
2.00%, 05/15/30	40	34,941
3.00%, 09/12/27	1,115	1,070,335
3.90%, 08/20/28	271	266,386
3.95%, 09/12/47	345	282,440
4.45%, 08/20/48	181	160,764
4.50%, 11/13/25	2,292	2,286,295
4.70%, 02/01/43	450	417,942
5.60%, 11/16/32	345	363,497
		37,647,362
Pipelines — 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/31	124	112,032
4.45%, 07/15/27	5	4,974
4.80%, 05/03/29	165	164,950
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	175	142,752
3.70%, 11/15/29	502	478,045
5.13%, 06/30/27	437	441,399
Cheniere Energy Inc., 4.63%, 10/15/28	1,250	1,237,009
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/32	$130	$115,283
4.00%, 03/01/31	150	141,552
5.95%, 06/30/33	91	95,533
Columbia Pipeline Group Inc., 5.80%, 06/01/45	100	101,426
Enbridge Energy Partners LP
7.38%, 10/15/45	70	83,103
Series B, 7.50%, 04/15/38	55	65,808
Enbridge Inc.
2.50%, 08/01/33	555	459,362
3.13%, 11/15/29	175	163,182
3.40%, 08/01/51	200	142,008
3.70%, 07/15/27	94	91,946
4.00%, 11/15/49	165	130,899
4.50%, 06/10/44	115	99,371
5.30%, 04/05/29	60	61,696
5.50%, 12/01/46	110	110,103
5.63%, 04/05/34	85	87,835
5.70%, 03/08/33	370	386,131
5.95%, 04/05/54	25	25,924
6.00%, 11/15/28	145	153,031
6.20%, 11/15/30	90	97,284
6.70%, 11/15/53	110	124,957
Energy Transfer LP
4.15%, 09/15/29	225	219,605
5.00%, 05/15/44	471	422,920
5.00%, 05/15/50	360	319,749
5.40%, 10/01/47	30	28,075
6.00%, 06/15/48	105	105,956
6.25%, 04/15/49	140	145,615
7.50%, 07/01/38	135	158,857
EnLink Midstream LLC
5.38%, 06/01/29	55	55,984
5.65%, 09/01/34	35	35,572
Enterprise Products Operating LLC
2.80%, 01/31/30	182	168,298
3.13%, 07/31/29	120	113,691
3.70%, 01/31/51	75	57,477
3.95%, 01/31/60	141	108,727
4.15%, 10/16/28	115	114,330
4.20%, 01/31/50	126	105,701
4.25%, 02/15/48	92	78,124
4.45%, 02/15/43	103	91,816
4.80%, 02/01/49	161	147,665
4.85%, 08/15/42	137	128,921
4.85%, 03/15/44	65	60,731
4.90%, 05/15/46	198	185,371
4.95%, 10/15/54	179	166,582
5.10%, 02/15/45	249	240,834
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(a)	230	216,124
5.70%, 02/15/42	118	121,889
5.95%, 02/01/41	128	136,674
6.13%, 10/15/39	70	76,323
6.45%, 09/01/40	99	110,566
7.55%, 04/15/38	49	60,061
Series D, 6.88%, 03/01/33	45	51,221
Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(a)	40	39,108
Series H, 6.65%, 10/15/34	45	50,540
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	53	46,086
47
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.00%, 08/15/42	$105	$95,181
5.00%, 03/01/43	150	135,394
5.40%, 09/01/44	199	189,301
5.50%, 03/01/44	191	184,469
5.63%, 09/01/41	95	93,389
5.80%, 03/15/35	125	130,031
6.38%, 03/01/41	134	140,443
6.50%, 02/01/37	122	132,144
6.50%, 09/01/39	118	127,384
6.55%, 09/15/40	89	95,368
6.95%, 01/15/38	225	252,939
7.30%, 08/15/33	82	94,453
7.40%, 03/15/31	45	50,758
7.50%, 11/15/40	31	36,356
7.75%, 03/15/32	90	104,452
Kinder Morgan Inc.
3.25%, 08/01/50	62	41,564
3.60%, 02/15/51	70	49,977
4.30%, 03/01/28	137	136,289
4.80%, 02/01/33	110	107,598
5.00%, 02/01/29	140	141,917
5.05%, 02/15/46	55	50,044
5.10%, 08/01/29	140	142,676
5.20%, 06/01/33	165	165,527
5.20%, 03/01/48	209	192,863
5.30%, 12/01/34	245	246,626
5.40%, 02/01/34	280	284,417
5.45%, 08/01/52	10	9,523
5.55%, 06/01/45	296	287,466
5.95%, 08/01/54	85	86,564
7.75%, 01/15/32	132	153,099
7.80%, 08/01/31	50	57,768
MPLX LP
4.00%, 03/15/28	169	165,723
4.50%, 04/15/38	276	251,845
4.70%, 04/15/48	333	286,474
4.80%, 02/15/29	153	154,386
4.90%, 04/15/58	107	92,658
4.95%, 03/14/52	115	101,757
5.20%, 03/01/47	197	183,665
5.50%, 02/15/49	291	279,356
Northwest Pipeline LLC, 4.00%, 04/01/27	27	26,540
ONEOK Inc.
2.20%, 09/15/25	1,619	1,574,765
3.10%, 03/15/30	180	166,138
3.40%, 09/01/29	105	99,084
3.95%, 03/01/50	105	79,629
4.00%, 07/13/27	439	433,510
4.20%, 10/03/47	125	99,502
4.35%, 03/15/29	175	173,042
4.45%, 09/01/49	195	158,819
4.50%, 03/15/50	123	100,908
4.55%, 07/15/28	478	477,284
4.85%, 02/01/49	79	69,141
4.95%, 07/13/47	137	122,109
5.20%, 07/15/48	220	202,134
5.65%, 11/01/28	225	233,732
5.80%, 11/01/30	120	126,622
5.85%, 01/15/26	260	263,263
6.00%, 06/15/35	115	120,910
6.05%, 09/01/33	25	26,409
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32	$100	$106,277
6.35%, 01/15/31	165	177,110
7.15%, 01/15/51	5	5,683
ONEOK Partners LP
6.13%, 02/01/41	136	140,348
6.20%, 09/15/43	136	141,350
6.65%, 10/01/36	260	286,613
6.85%, 10/15/37	190	211,299
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	97	91,300
4.70%, 06/15/44	87	74,995
4.90%, 02/15/45	20	17,635
5.15%, 06/01/42	140	129,553
6.65%, 01/15/37	62	67,356
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	267	263,713
4.50%, 05/15/30	266	263,180
5.00%, 03/15/27	257	258,749
5.90%, 09/15/37	60	63,439
Spectra Energy Partners LP
4.50%, 03/15/45	154	131,483
5.95%, 09/25/43	262	267,574
Targa Resources Corp.
4.20%, 02/01/33	420	391,307
4.95%, 04/15/52	160	141,640
5.50%, 02/15/35	30	30,454
6.13%, 03/15/33	15	15,938
6.15%, 03/01/29	100	105,718
6.25%, 07/01/52	10	10,491
6.50%, 03/30/34	235	256,683
6.50%, 02/15/53	260	284,673
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	525	487,113
4.88%, 02/01/31	25	24,549
5.50%, 03/01/30	65	65,965
TC PipeLines LP, 3.90%, 05/25/27	125	122,208
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	63,098
7.00%, 10/15/28	10	10,801
7.63%, 04/01/37	10	11,821
Texas Eastern Transmission LP, 7.00%, 07/15/32	222	247,663
TransCanada PipeLines Ltd.
4.10%, 04/15/30	169	164,660
4.25%, 05/15/28	155	153,440
4.75%, 05/15/38	135	127,964
4.88%, 05/15/48	199	182,970
5.10%, 03/15/49	229	218,245
5.85%, 03/15/36	95	99,080
6.10%, 06/01/40	85	90,123
6.20%, 10/15/37	259	277,262
7.25%, 08/15/38	99	116,455
7.63%, 01/15/39	140	170,495
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	175	137,808
4.00%, 03/15/28	25	24,486
4.45%, 08/01/42	27	24,330
4.60%, 03/15/48	207	180,096
5.40%, 08/15/41	58	57,705
Valero Energy Partners LP, 4.50%, 03/15/28	260	258,507
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Western Midstream Operating LP
4.05%, 02/01/30	$165	$157,712
5.25%, 02/01/50	225	202,178
5.30%, 03/01/48	70	62,693
5.45%, 11/15/34	125	124,116
5.45%, 04/01/44	95	88,058
5.50%, 08/15/48	120	109,319
6.15%, 04/01/33	530	555,369
6.35%, 01/15/29	30	31,635
Williams Companies Inc. (The)
3.75%, 06/15/27	132	129,265
4.85%, 03/01/48	200	179,855
4.90%, 01/15/45	82	74,073
5.10%, 09/15/45	226	210,377
5.40%, 03/04/44	138	134,204
5.75%, 06/24/44	40	40,395
5.80%, 11/15/43	41	41,656
6.30%, 04/15/40	230	246,352
8.75%, 03/15/32	78	94,903
Series A, 7.50%, 01/15/31	52	58,866
		29,364,604
Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31(b)	995	857,190
4.88%, 03/01/26	1,053	1,053,917
5.50%, 04/01/29	25	25,860
5.95%, 08/15/34	135	142,546
		2,079,513
Real Estate Investment Trusts — 1.0%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	485	380,486
2.75%, 12/15/29	100	90,780
2.95%, 03/15/34	185	156,196
3.00%, 05/18/51	70	44,560
3.38%, 08/15/31	10	9,129
3.55%, 03/15/52	95	67,087
3.95%, 01/15/27	83	81,583
3.95%, 01/15/28	35	34,271
4.00%, 02/01/50	205	157,464
4.50%, 07/30/29	20	19,806
4.70%, 07/01/30	37	36,821
4.85%, 04/15/49	117	103,477
4.90%, 12/15/30	30	30,313
American Assets Trust LP, 3.38%, 02/01/31	15	12,734
American Homes 4 Rent LP
4.25%, 02/15/28	24	23,570
4.90%, 02/15/29	53	53,258
American Tower Corp.
1.88%, 10/15/30	170	144,261
2.10%, 06/15/30	210	182,671
2.30%, 09/15/31	75	63,714
2.70%, 04/15/31	100	88,092
2.75%, 01/15/27	330	316,010
2.90%, 01/15/30	210	192,241
2.95%, 01/15/51	275	181,975
3.10%, 06/15/50	10	6,818
3.13%, 01/15/27	310	299,644
3.38%, 10/15/26	430	419,207
3.55%, 07/15/27	380	369,020
3.60%, 01/15/28	530	512,780
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 10/15/49	$257	$194,933
3.80%, 08/15/29	315	302,341
3.95%, 03/15/29	76	73,671
4.05%, 03/15/32	65	61,598
4.40%, 02/15/26	580	577,068
5.20%, 02/15/29	75	76,680
5.25%, 07/15/28	90	91,965
5.45%, 02/15/34	55	56,761
5.50%, 03/15/28	90	92,483
5.55%, 07/15/33	275	284,776
5.90%, 11/15/33	75	79,612
AvalonBay Communities Inc.
2.30%, 03/01/30	77	68,845
3.20%, 01/15/28	30	28,852
3.30%, 06/01/29	72	68,545
3.90%, 10/15/46	39	31,628
4.35%, 04/15/48	117	101,759
5.00%, 02/15/33	315	317,793
Boston Properties LP
2.45%, 10/01/33	250	194,339
2.55%, 04/01/32	130	105,656
2.75%, 10/01/26	400	380,985
2.90%, 03/15/30	340	299,910
3.25%, 01/30/31	269	236,658
3.40%, 06/21/29	281	259,473
3.65%, 02/01/26	622	608,662
4.50%, 12/01/28	100	97,414
5.75%, 01/15/35	25	24,883
6.50%, 01/15/34(b)	145	153,804
6.75%, 12/01/27	20	20,921
Brixmor Operating Partnership LP
3.90%, 03/15/27	65	63,552
4.05%, 07/01/30	304	291,239
4.13%, 06/15/26	40	39,528
4.13%, 05/15/29	30	29,117
Camden Property Trust
3.15%, 07/01/29	55	51,898
3.35%, 11/01/49	30	21,607
4.10%, 10/15/28	35	34,408
COPT Defense Properties LP
2.00%, 01/15/29	110	96,718
2.25%, 03/15/26	160	153,465
2.75%, 04/15/31	200	171,546
2.90%, 12/01/33	30	24,508
Crown Castle Inc.
1.05%, 07/15/26	260	243,735
2.10%, 04/01/31	430	361,061
2.25%, 01/15/31	325	277,623
2.50%, 07/15/31	205	175,507
2.90%, 03/15/27	130	124,638
3.10%, 11/15/29	85	78,606
3.25%, 01/15/51	263	182,785
3.30%, 07/01/30	435	401,379
3.65%, 09/01/27	380	369,473
3.70%, 06/15/26	585	574,446
3.80%, 02/15/28	617	599,883
4.00%, 03/01/27	220	216,835
4.00%, 11/15/49	155	123,194
4.15%, 07/01/50	175	143,194
4.30%, 02/15/29	345	338,714
4.45%, 02/15/26	989	983,870
49
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 05/15/47	$204	$180,829
4.80%, 09/01/28	110	110,508
5.00%, 01/11/28	100	100,903
5.10%, 05/01/33	340	340,289
5.20%, 02/15/49	201	189,670
5.60%, 06/01/29	200	207,305
5.80%, 03/01/34	145	151,760
CubeSmart LP
3.00%, 02/15/30	30	27,482
4.38%, 02/15/29	5	4,921
Digital Realty Trust LP
3.60%, 07/01/29	674	644,620
3.70%, 08/15/27	144	140,445
4.45%, 07/15/28	402	399,191
5.55%, 01/15/28	210	214,796
DOC DR LLC, 3.95%, 01/15/28	25	24,436
EPR Properties, 4.50%, 06/01/27	100	97,952
Equinix Inc.
2.15%, 07/15/30	600	523,925
2.50%, 05/15/31	165	143,355
2.90%, 11/18/26	500	482,924
2.95%, 09/15/51	180	116,768
3.00%, 07/15/50	292	193,793
3.20%, 11/18/29	693	647,520
3.40%, 02/15/52	110	78,105
ERP Operating LP
2.50%, 02/15/30	5	4,523
2.85%, 11/01/26	22	21,303
3.00%, 07/01/29	62	58,129
3.25%, 08/01/27	35	33,984
3.50%, 03/01/28	44	42,688
4.00%, 08/01/47	10	8,063
4.15%, 12/01/28	15	14,856
4.50%, 07/01/44	60	53,999
4.50%, 06/01/45	36	31,686
Essex Portfolio LP
3.00%, 01/15/30	30	27,596
4.00%, 03/01/29	60	58,238
4.50%, 03/15/48	30	25,971
Federal Realty OP LP
3.20%, 06/15/29	124	115,618
3.25%, 07/15/27	575	553,181
3.50%, 06/01/30	665	620,528
4.50%, 12/01/44	90	74,934
5.38%, 05/01/28	895	913,711
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	35	30,567
4.00%, 01/15/30	29	27,352
5.30%, 01/15/29	72	72,633
Healthcare Realty Holdings LP, 3.10%, 02/15/30	15	13,641
Healthpeak OP LLC
3.00%, 01/15/30	379	349,169
3.50%, 07/15/29	401	381,136
5.25%, 12/15/32	90	91,382
6.75%, 02/01/41	155	173,629
Highwoods Realty LP
3.05%, 02/15/30	140	123,699
4.20%, 04/15/29	40	38,209
7.65%, 02/01/34	50	56,240
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26	155	153,865
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Series H, 3.38%, 12/15/29	$190	$175,153
Series I, 3.50%, 09/15/30	375	342,852
Series J, 2.90%, 12/15/31	55	47,372
Kilroy Realty LP
2.50%, 11/15/32	285	222,545
3.05%, 02/15/30	340	297,349
4.25%, 08/15/29	250	233,771
4.75%, 12/15/28	230	225,620
Kimco Realty OP LLC
2.80%, 10/01/26	75	72,301
3.70%, 10/01/49	52	39,693
3.80%, 04/01/27	25	24,483
4.13%, 12/01/46	122	97,332
4.25%, 04/01/45	80	67,095
4.45%, 09/01/47	105	88,149
Mid-America Apartments LP
2.75%, 03/15/30	12	10,974
3.95%, 03/15/29	22	21,572
NNN REIT Inc.
2.50%, 04/15/30	15	13,334
3.10%, 04/15/50	35	23,352
4.30%, 10/15/28	45	44,400
4.80%, 10/15/48	30	26,591
5.60%, 10/15/33	50	51,354
Omega Healthcare Investors Inc.
3.25%, 04/15/33	270	228,137
3.38%, 02/01/31	95	84,665
3.63%, 10/01/29	152	141,452
Piedmont Operating Partnership LP, 3.15%, 08/15/30	160	136,678
Prologis LP
2.13%, 10/15/50	90	49,933
2.25%, 01/15/32	30	25,379
2.88%, 11/15/29	30	27,856
3.00%, 04/15/50	111	75,696
3.05%, 03/01/50	51	35,011
3.25%, 06/30/26	27	26,465
3.25%, 10/01/26	32	31,287
3.38%, 12/15/27	5	4,855
3.88%, 09/15/28	445	436,130
4.00%, 09/15/28	20	19,711
4.38%, 02/01/29	70	69,893
4.38%, 09/15/48	130	113,993
4.63%, 01/15/33	225	223,296
4.75%, 06/15/33	260	259,649
4.88%, 06/15/28	80	81,331
5.13%, 01/15/34	100	102,246
Realty Income Corp.
1.80%, 03/15/33	35	27,401
3.25%, 06/15/29	35	33,166
3.40%, 01/15/30	60	56,497
3.65%, 01/15/28	62	60,364
4.65%, 03/15/47	93	84,126
4.90%, 07/15/33	115	114,293
Regency Centers LP
2.95%, 09/15/29	150	138,796
3.60%, 02/01/27	80	78,215
4.13%, 03/15/28	62	61,125
4.40%, 02/01/47	70	59,594
4.65%, 03/15/49	85	74,340
Sabra Health Care LP, 3.20%, 12/01/31	110	95,435
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP
2.45%, 09/13/29	$20	$18,203
3.25%, 09/13/49	235	166,549
3.38%, 06/15/27	35	34,203
3.38%, 12/01/27	5	4,851
3.80%, 07/15/50	144	111,503
4.25%, 10/01/44	50	42,657
4.25%, 11/30/46	32	27,012
5.50%, 03/08/33	170	177,339
6.75%, 02/01/40	44	49,910
Store Capital LLC, 4.63%, 03/15/29	24	23,341
UDR Inc.
3.00%, 08/15/31	105	94,001
3.20%, 01/15/30	45	41,769
3.50%, 01/15/28	30	28,923
4.40%, 01/26/29	50	49,387
Ventas Realty LP
3.00%, 01/15/30	80	73,195
3.25%, 10/15/26	65	63,032
4.00%, 03/01/28	45	44,028
4.38%, 02/01/45	76	64,538
4.40%, 01/15/29	277	274,220
4.75%, 11/15/30	65	64,978
4.88%, 04/15/49	139	125,210
5.70%, 09/30/43	128	129,612
VICI Properties LP
4.95%, 02/15/30	20	19,893
5.13%, 05/15/32	215	212,217
5.63%, 05/15/52	205	194,351
Welltower OP LLC
2.70%, 02/15/27	265	254,782
2.75%, 01/15/31	185	164,612
2.75%, 01/15/32	255	221,533
2.80%, 06/01/31	115	101,960
3.10%, 01/15/30	265	245,407
3.85%, 06/15/32	315	295,305
4.25%, 04/01/26	146	145,032
4.25%, 04/15/28	65	64,299
4.95%, 09/01/48	158	149,417
6.50%, 03/15/41	210	232,490
Weyerhaeuser Co.
4.00%, 11/15/29	484	469,637
4.00%, 04/15/30	152	146,786
4.75%, 05/15/26	35	35,059
6.95%, 10/01/27	210	223,426
7.38%, 03/15/32	295	338,650
WP Carey Inc., 3.85%, 07/15/29	60	57,761
		34,797,924
Retail — 0.6%
AutoNation Inc.
3.80%, 11/15/27	152	146,736
3.85%, 03/01/32	55	50,348
AutoZone Inc., 4.75%, 02/01/33	5	4,945
Best Buy Co. Inc.
1.95%, 10/01/30	1,970	1,700,485
4.45%, 10/01/28	1,661	1,659,081
Darden Restaurants Inc., 4.55%, 02/15/48	103	87,272
Dollar General Corp.
4.13%, 04/03/50	149	114,313
5.20%, 07/05/28	65	65,518
5.45%, 07/05/33	65	65,039
Security	Par (000)	Value
Retail (continued)
Dollar Tree Inc., 3.38%, 12/01/51	$70	$46,896
Home Depot Inc. (The)
2.50%, 04/15/27	377	361,689
2.70%, 04/15/30	343	315,527
2.80%, 09/14/27	140	134,721
2.95%, 06/15/29	1,335	1,262,520
3.13%, 12/15/49	175	125,424
3.25%, 04/15/32	155	143,049
3.30%, 04/15/40	5	4,092
3.35%, 04/15/50	167	124,974
3.50%, 09/15/56	215	161,143
3.63%, 04/15/52	135	105,106
3.90%, 12/06/28	675	668,590
3.90%, 06/15/47	260	216,606
4.20%, 04/01/43	210	186,177
4.25%, 04/01/46	289	255,712
4.40%, 03/15/45	215	195,109
4.50%, 09/15/32	315	317,041
4.50%, 12/06/48	285	259,450
4.75%, 06/25/29	165	168,561
4.85%, 06/25/31	245	250,963
4.88%, 06/25/27	185	188,514
4.88%, 02/15/44	175	169,066
4.90%, 04/15/29	125	128,502
4.95%, 06/25/34	285	292,093
4.95%, 09/15/52	40	38,655
5.15%, 06/25/26	295	299,685
5.30%, 06/25/54	95	96,940
5.40%, 09/15/40	155	161,081
5.40%, 06/25/64	40	41,117
5.88%, 12/16/36	620	682,405
Lowe's Companies Inc.
1.70%, 10/15/30	45	38,250
2.50%, 04/15/26	104	100,810
2.63%, 04/01/31	140	124,133
3.00%, 10/15/50	158	104,347
3.10%, 05/03/27	215	207,882
3.38%, 09/15/25	190	187,366
3.65%, 04/05/29	10	9,666
3.70%, 04/15/46	275	211,318
3.75%, 04/01/32	150	140,787
4.05%, 05/03/47	280	226,533
4.25%, 04/01/52	165	135,122
4.38%, 09/15/45	219	187,768
4.40%, 09/08/25	60	59,743
4.45%, 04/01/62	350	285,833
4.50%, 04/15/30	55	55,060
4.55%, 04/05/49	245	211,796
4.65%, 04/15/42	105	95,702
4.80%, 04/01/26	55	55,179
5.00%, 04/15/33	25	25,412
5.00%, 04/15/40	124	119,897
5.13%, 04/15/50	161	151,658
5.15%, 07/01/33(b)	175	180,015
5.50%, 10/15/35	78	81,820
5.63%, 04/15/53	75	75,733
5.80%, 09/15/62	170	173,091
5.85%, 04/01/63	20	20,478
6.50%, 03/15/29	190	207,051
McDonald's Corp.
3.63%, 05/01/43	88	70,352
51
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.63%, 09/01/49	$87	$66,390
3.70%, 02/15/42	70	57,154
3.80%, 04/01/28	65	63,981
4.20%, 04/01/50	167	139,890
4.45%, 03/01/47	342	301,858
4.45%, 09/01/48	191	168,119
4.60%, 05/26/45	110	99,793
4.70%, 12/09/35	114	113,243
4.88%, 07/15/40	85	81,877
4.88%, 12/09/45	215	202,677
4.95%, 08/14/33	45	46,016
5.45%, 08/14/53	75	75,951
6.30%, 10/15/37	62	69,517
6.30%, 03/01/38	40	44,749
O'Reilly Automotive Inc., 4.20%, 04/01/30	92	90,257
Starbucks Corp.
3.35%, 03/12/50	215	154,352
3.50%, 03/01/28	56	54,449
3.50%, 11/15/50	355	262,860
4.00%, 11/15/28	112	110,597
4.30%, 06/15/45	82	70,701
4.45%, 08/15/49	216	187,152
4.50%, 11/15/48	150	131,319
4.75%, 02/15/26	50	50,166
4.80%, 02/15/33	100	101,538
Target Corp.
2.65%, 09/15/30	210	193,122
2.95%, 01/15/52	150	102,877
3.38%, 04/15/29	145	140,858
3.63%, 04/15/46	256	206,371
3.90%, 11/15/47	185	153,919
4.00%, 07/01/42	186	164,324
4.40%, 01/15/33	185	185,151
4.80%, 01/15/53	185	177,295
6.50%, 10/15/37	185	213,226
7.00%, 01/15/38	185	224,074
TJX Companies Inc. (The)
3.88%, 04/15/30	162	158,322
4.50%, 04/15/50	81	75,029
Tractor Supply Co.
1.75%, 11/01/30	349	295,897
5.25%, 05/15/33	335	342,839
		20,215,857
Semiconductors — 1.0%
Analog Devices Inc., 5.30%, 12/15/45	25	25,315
Applied Materials Inc.
1.75%, 06/01/30	615	534,734
2.75%, 06/01/50	135	92,450
3.30%, 04/01/27	976	954,195
3.90%, 10/01/25	172	170,874
4.35%, 04/01/47	266	241,763
4.80%, 06/15/29	80	81,818
5.10%, 10/01/35	525	548,016
5.85%, 06/15/41	210	230,472
Broadcom Inc.
3.14%, 11/15/35(e)	300	250,774
3.19%, 11/15/36(e)	159	131,605
3.42%, 04/15/33(e)	564	502,189
3.47%, 04/15/34(e)	364	321,650
3.50%, 02/15/41(e)	273	218,119
3.75%, 02/15/51(e)	654	508,295
Security	Par (000)	Value
Semiconductors (continued)
4.15%, 04/15/32(e)	$175	$166,894
4.93%, 05/15/37(e)	432	422,279
5.00%, 04/15/30	200	205,623
Intel Corp.
1.60%, 08/12/28	1,140	1,007,076
2.00%, 08/12/31	10	8,217
2.45%, 11/15/29	620	549,401
2.60%, 05/19/26	461	443,168
3.05%, 08/12/51	80	49,755
3.10%, 02/15/60	212	124,771
3.15%, 05/11/27	415	397,307
3.20%, 08/12/61	110	64,538
3.25%, 11/15/49	305	198,015
3.73%, 12/08/47	254	181,109
3.75%, 03/25/27	498	484,758
3.90%, 03/25/30	157	149,058
4.00%, 12/15/32	246	226,585
4.10%, 05/19/46	169	130,562
4.10%, 05/11/47	255	196,184
4.15%, 08/05/32	205	192,075
4.25%, 12/15/42	120	97,409
4.75%, 03/25/50	283	237,285
4.80%, 10/01/41	190	168,386
4.88%, 02/10/26	290	289,566
4.88%, 02/10/28	315	314,968
4.90%, 07/29/45	127	110,594
4.90%, 08/05/52	130	110,681
4.95%, 03/25/60	165	139,038
5.00%, 02/21/31	105	104,860
5.05%, 08/05/62	85	71,471
5.13%, 02/10/30	315	317,686
5.15%, 02/21/34	140	138,770
5.20%, 02/10/33	560	557,347
5.60%, 02/21/54	70	66,344
5.70%, 02/10/53	240	229,356
5.90%, 02/10/63	230	222,349
KLA Corp.
3.30%, 03/01/50	20	14,786
5.00%, 03/15/49	45	43,658
5.25%, 07/15/62	70	69,952
Lam Research Corp.
1.90%, 06/15/30	675	590,311
2.88%, 06/15/50	241	164,822
3.13%, 06/15/60	175	117,573
3.75%, 03/15/26	919	909,452
4.00%, 03/15/29	996	984,416
4.88%, 03/15/49	225	215,609
Marvell Technology Inc., 5.95%, 09/15/33	10	10,626
Micron Technology Inc.
2.70%, 04/15/32	85	72,776
3.48%, 11/01/51	215	152,684
4.19%, 02/15/27	160	158,405
4.98%, 02/06/26	65	65,196
5.33%, 02/06/29	5	5,121
5.88%, 02/09/33	140	147,312
5.88%, 09/15/33	45	47,382
NVIDIA Corp.
2.00%, 06/15/31	870	760,639
2.85%, 04/01/30	980	918,887
3.20%, 09/16/26	4,230	4,155,604
3.50%, 04/01/40	240	207,528
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.50%, 04/01/50	$277	$224,128
3.70%, 04/01/60	140	113,513
NXP BV/NXP Funding LLC
5.35%, 03/01/26	875	880,346
5.55%, 12/01/28	505	521,232
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	205	177,188
2.65%, 02/15/32	460	394,614
3.13%, 02/15/42	30	21,944
3.15%, 05/01/27	140	134,999
3.25%, 05/11/41	180	136,449
3.25%, 11/30/51	119	81,719
3.40%, 05/01/30	230	215,178
3.88%, 06/18/26	570	561,999
4.30%, 06/18/29	460	453,775
4.40%, 06/01/27	595	593,152
5.00%, 01/15/33	375	374,986
Qorvo Inc., 4.38%, 10/15/29	205	197,505
Qualcomm Inc.
4.30%, 05/20/47	305	271,616
4.50%, 05/20/52	105	94,461
4.65%, 05/20/35	65	65,539
4.80%, 05/20/45	20	19,306
6.00%, 05/20/53	10	11,176
Skyworks Solutions Inc., 3.00%, 06/01/31	10	8,751
Texas Instruments Inc.
1.13%, 09/15/26	490	460,955
1.75%, 05/04/30	615	538,932
1.90%, 09/15/31	230	198,168
2.25%, 09/04/29	579	529,724
2.70%, 09/15/51	220	146,285
2.90%, 11/03/27	715	688,524
3.65%, 08/16/32	530	505,778
3.88%, 03/15/39	263	241,563
4.10%, 08/16/52	50	43,208
4.15%, 05/15/48	300	262,715
4.60%, 02/08/27	75	75,763
4.60%, 02/15/28	35	35,511
4.60%, 02/08/29	170	173,324
4.85%, 02/08/34	80	82,481
4.90%, 03/14/33	465	481,901
5.00%, 03/14/53	60	59,332
5.05%, 05/18/63	75	73,633
5.15%, 02/08/54	70	70,792
TSMC Arizona Corp.
1.75%, 10/25/26	265	249,928
2.50%, 10/25/31	1,340	1,168,733
3.25%, 10/25/51	215	166,108
3.88%, 04/22/27	400	393,960
4.25%, 04/22/32	360	355,871
4.50%, 04/22/52	235	227,075
		35,782,333
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	75	68,069
4.20%, 05/01/30	309	299,431
		367,500
Software — 1.1%
Adobe Inc.
2.15%, 02/01/27	869	829,644
Security	Par (000)	Value
Software (continued)
2.30%, 02/01/30	$2,645	$2,401,385
4.80%, 04/04/29	125	128,225
4.85%, 04/04/27	85	86,379
4.95%, 04/04/34	125	129,097
Autodesk Inc.
2.40%, 12/15/31	780	671,686
2.85%, 01/15/30	450	413,820
3.50%, 06/15/27	873	852,737
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	635	552,545
2.90%, 12/01/29	500	458,945
3.40%, 06/27/26	1,515	1,480,699
Concentrix Corp., 6.85%, 08/02/33(b)	30	31,346
Electronic Arts Inc.
2.95%, 02/15/51	760	519,807
4.80%, 03/01/26	389	389,221
Fidelity National Information Services Inc.
4.50%, 08/15/46	162	138,236
5.10%, 07/15/32	275	281,624
Fiserv Inc.
3.50%, 07/01/29	70	67,038
4.20%, 10/01/28	20	19,773
4.40%, 07/01/49	233	199,714
5.38%, 08/21/28	50	51,650
5.63%, 08/21/33	115	120,315
Intuit Inc.
1.35%, 07/15/27	95	87,871
1.65%, 07/15/30	80	68,707
5.20%, 09/15/33	600	625,189
5.50%, 09/15/53	10	10,505
Microsoft Corp.
2.40%, 08/08/26	3,749	3,634,168
2.53%, 06/01/50	45	29,999
2.68%, 06/01/60	15	9,708
2.92%, 03/17/52	745	534,011
3.13%, 11/03/25	3,867	3,816,286
3.30%, 02/06/27	2,909	2,863,946
3.40%, 06/15/27	5	4,926
3.45%, 08/08/36	605	553,025
3.50%, 02/12/35	750	705,825
3.50%, 11/15/42	50	43,231
3.70%, 08/08/46	125	107,891
3.75%, 02/12/45	10	8,856
3.95%, 08/08/56	25	21,573
4.00%, 02/12/55	105	93,699
4.10%, 02/06/37	270	264,974
4.20%, 11/03/35	200	199,974
4.25%, 02/06/47	70	67,631
4.50%, 06/15/47	64	61,718
Oracle Corp.
3.60%, 04/01/40	272	218,831
3.60%, 04/01/50	652	476,036
3.80%, 11/15/37	227	195,074
3.85%, 07/15/36	109	95,814
3.85%, 04/01/60	533	383,696
3.90%, 05/15/35	327	295,306
3.95%, 03/25/51	451	348,319
4.00%, 07/15/46	392	311,714
4.00%, 11/15/47	409	323,246
4.10%, 03/25/61	309	233,860
4.13%, 05/15/45	317	258,773
53
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.30%, 07/08/34	$395	$373,570
4.38%, 05/15/55	291	239,109
4.50%, 05/06/28	25	25,109
4.50%, 07/08/44	215	186,446
4.65%, 05/06/30	25	25,160
4.90%, 02/06/33	145	145,175
5.38%, 07/15/40	307	303,716
5.55%, 02/06/53	275	272,451
6.13%, 07/08/39	224	241,730
6.25%, 11/09/32	260	283,259
6.50%, 04/15/38	246	274,382
6.90%, 11/09/52	110	128,056
Roper Technologies Inc., 2.95%, 09/15/29	130	120,950
Salesforce Inc.
2.90%, 07/15/51	425	288,370
3.70%, 04/11/28	4,600	4,528,992
ServiceNow Inc., 1.40%, 09/01/30	1,200	1,018,782
VMware LLC
3.90%, 08/21/27	820	806,034
4.65%, 05/15/27	225	225,411
4.70%, 05/15/30	463	462,396
Workday Inc.
3.50%, 04/01/27	340	332,557
3.70%, 04/01/29	440	425,462
3.80%, 04/01/32	685	643,640
		38,129,025
Telecommunications — 0.9%
America Movil SAB de CV
4.38%, 04/22/49	145	127,029
6.13%, 11/15/37	67	72,895
6.13%, 03/30/40	332	356,866
6.38%, 03/01/35	160	177,497
AT&T Inc.
3.30%, 02/01/52	130	90,538
3.50%, 06/01/41	305	243,666
3.50%, 09/15/53	784	557,501
3.50%, 02/01/61	195	134,053
3.55%, 09/15/55	1,046	738,983
3.65%, 06/01/51	509	376,936
3.65%, 09/15/59	748	526,094
3.80%, 12/01/57	795	582,279
3.85%, 06/01/60	335	245,406
4.30%, 02/15/30	60	59,340
4.30%, 12/15/42	75	65,145
4.35%, 06/15/45	115	99,251
4.50%, 05/15/35	554	528,386
4.50%, 03/09/48	337	290,902
4.55%, 03/09/49	211	182,659
4.65%, 06/01/44	85	75,434
4.75%, 05/15/46	280	253,142
4.85%, 03/01/39	170	163,508
4.85%, 07/15/45	55	50,298
4.90%, 08/15/37	168	163,526
5.15%, 03/15/42	172	167,016
5.15%, 11/15/46	15	14,382
5.25%, 03/01/37	362	364,453
5.35%, 09/01/40	14	13,908
5.40%, 02/15/34	290	299,440
5.45%, 03/01/47	105	105,168
5.55%, 08/15/41	40	40,466
5.65%, 02/15/47	50	51,731
Security	Par (000)	Value
Telecommunications (continued)
5.70%, 03/01/57	$76	$75,942
6.00%, 08/15/40	150	157,427
6.30%, 01/15/38	30	33,445
6.38%, 03/01/41	115	125,555
6.55%, 02/15/39	73	81,718
Bell Telephone Co. of Canada or Bell Canada, 3.65%, 08/15/52	40	30,148
British Telecommunications PLC
5.13%, 12/04/28	670	684,049
9.63%, 12/15/30	1,252	1,571,563
Cisco Systems Inc.
2.50%, 09/20/26	472	456,936
2.95%, 02/28/26	320	313,828
4.80%, 02/26/27	95	96,541
4.85%, 02/26/29	100	102,749
4.90%, 02/26/26	50	50,485
4.95%, 02/26/31	75	77,527
5.05%, 02/26/34	130	134,663
5.30%, 02/26/54	135	139,253
5.50%, 01/15/40	420	444,883
5.90%, 02/15/39	257	284,354
Corning Inc.
3.90%, 11/15/49	27	21,586
4.38%, 11/15/57	126	103,844
5.35%, 11/15/48	94	92,895
5.75%, 08/15/40	83	85,734
Juniper Networks Inc., 5.95%, 03/15/41	144	147,015
Koninklijke KPN NV, 8.38%, 10/01/30	1,440	1,702,133
Motorola Solutions Inc.
2.30%, 11/15/30	135	117,732
4.60%, 02/23/28	188	188,600
4.60%, 05/23/29	20	20,050
5.50%, 09/01/44	60	60,635
5.60%, 06/01/32	170	177,484
Nokia OYJ, 4.38%, 06/12/27	1,435	1,419,458
Orange SA
5.38%, 01/13/42	80	79,745
5.50%, 02/06/44	125	126,613
9.00%, 03/01/31	965	1,185,099
Rogers Communications Inc.
3.63%, 12/15/25	55	54,153
3.70%, 11/15/49	185	137,128
3.80%, 03/15/32	45	41,476
4.30%, 02/15/48	130	106,875
4.35%, 05/01/49	265	219,771
4.50%, 03/15/42	45	39,602
4.50%, 03/15/43	87	75,593
4.55%, 03/15/52	80	67,772
5.00%, 03/15/44	210	194,808
5.45%, 10/01/43	105	102,206
7.50%, 08/15/38	162	193,925
Sprint Capital Corp., 8.75%, 03/15/32	20	24,639
Telefonica Emisiones SA
4.10%, 03/08/27	45	44,504
4.67%, 03/06/38	175	161,435
7.05%, 06/20/36	388	441,381
Telefonica Europe BV, 8.25%, 09/15/30	295	344,318
TELUS Corp.
2.80%, 02/16/27	200	191,642
3.70%, 09/15/27	595	579,936
4.30%, 06/15/49	166	136,073
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.60%, 11/16/48	$246	$212,748
T-Mobile USA Inc.
3.00%, 02/15/41	130	97,058
3.30%, 02/15/51	295	208,651
3.40%, 10/15/52	350	249,088
3.60%, 11/15/60	460	327,169
3.88%, 04/15/30	40	38,480
4.38%, 04/15/40	249	224,659
4.50%, 04/15/50	575	498,536
5.65%, 01/15/53	315	323,097
5.80%, 09/15/62	215	222,189
Verizon Communications Inc.
2.36%, 03/15/32	15	12,735
2.55%, 03/21/31	81	71,230
2.88%, 11/20/50	440	290,669
2.99%, 10/30/56	596	382,506
3.00%, 11/20/60	671	421,884
3.55%, 03/22/51	630	474,268
3.70%, 03/22/61	667	491,380
3.85%, 11/01/42	376	312,677
4.13%, 08/15/46	154	130,110
4.27%, 01/15/36	20	18,835
4.40%, 11/01/34	556	534,032
4.50%, 08/10/33	489	475,016
4.52%, 09/15/48	215	192,174
4.67%, 03/15/55	95	86,318
4.75%, 11/01/41	149	141,458
4.81%, 03/15/39	322	310,638
4.86%, 08/21/46	643	608,051
5.01%, 04/15/49	150	148,923
5.01%, 08/21/54	405	385,125
5.05%, 05/09/33	110	111,989
5.25%, 03/16/37	425	435,142
5.50%, 03/16/47	152	159,017
5.85%, 09/15/35	110	116,982
6.55%, 09/15/43	80	92,021
7.75%, 12/01/30	155	181,715
Vodafone Group PLC
4.25%, 09/17/50	260	212,314
4.38%, 05/30/28	45	45,343
4.88%, 06/19/49	195	176,126
5.00%, 05/30/38	185	182,464
5.25%, 05/30/48	200	191,341
6.15%, 02/27/37	165	179,144
6.25%, 11/30/32	90	98,650
7.88%, 02/15/30	285	330,083
		31,166,859
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	249	239,712
3.55%, 11/19/26	834	811,374
3.90%, 11/19/29	746	713,472
6.05%, 05/14/34	135	139,896
6.35%, 03/15/40	65	68,217
		1,972,671
Transportation — 0.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	15	10,014
3.05%, 02/15/51	142	98,969
3.30%, 09/15/51	15	10,963
Security	Par (000)	Value
Transportation (continued)
3.55%, 02/15/50	$53	$41,106
3.90%, 08/01/46	82	68,083
4.05%, 06/15/48	177	149,487
4.13%, 06/15/47	82	70,210
4.15%, 04/01/45	92	79,743
4.15%, 12/15/48	143	122,180
4.55%, 09/01/44	40	36,683
4.70%, 09/01/45	40	37,378
4.90%, 04/01/44	105	101,234
5.15%, 09/01/43	92	92,271
5.20%, 04/15/54	105	105,196
5.40%, 06/01/41	75	76,922
5.75%, 05/01/40	55	58,540
Canadian National Railway Co.
2.45%, 05/01/50	600	376,593
3.20%, 08/02/46	169	127,317
3.65%, 02/03/48	117	94,326
3.85%, 08/05/32	50	47,480
4.40%, 08/05/52	105	94,592
4.45%, 01/20/49	155	140,876
5.85%, 11/01/33	40	43,641
6.20%, 06/01/36	150	167,522
6.25%, 08/01/34	40	45,011
6.38%, 11/15/37	51	58,267
Canadian Pacific Railway Co.
2.45%, 12/02/31	70	60,592
3.10%, 12/02/51	360	250,512
3.50%, 05/01/50	100	75,498
4.80%, 09/15/35	70	68,915
4.80%, 08/01/45	110	102,845
5.95%, 05/15/37	85	90,787
6.13%, 09/15/2115	355	378,314
7.13%, 10/15/31	110	125,672
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,825	1,805,699
CSX Corp.
2.40%, 02/15/30	119	107,670
2.50%, 05/15/51	40	24,789
3.35%, 09/15/49	180	132,668
3.80%, 11/01/46	189	153,086
3.80%, 04/15/50	95	76,704
3.95%, 05/01/50	138	113,878
4.10%, 11/15/32	50	48,442
4.10%, 03/15/44	69	59,624
4.25%, 11/01/66	60	49,190
4.30%, 03/01/48	220	191,887
4.40%, 03/01/43	78	70,329
4.50%, 03/15/49	138	123,423
4.50%, 11/15/52	25	22,530
4.50%, 08/01/54	160	142,537
4.65%, 03/01/68	43	38,113
4.75%, 05/30/42	225	212,811
4.75%, 11/15/48	113	105,367
5.50%, 04/15/41	165	170,101
6.00%, 10/01/36	117	128,530
6.15%, 05/01/37	79	87,964
6.22%, 04/30/40	110	122,378
FedEx Corp.
3.88%, 08/01/42	40	32,598
3.90%, 02/01/35	79	72,969
4.05%, 02/15/48	220	177,737
4.10%, 04/15/43	58	48,503
55
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.40%, 01/15/47	$160	$135,875
4.55%, 04/01/46	108	94,421
4.75%, 11/15/45	243	218,546
4.90%, 01/15/34	77	77,815
4.95%, 10/17/48	131	120,709
5.10%, 01/15/44	160	153,426
5.25%, 05/15/50	306	295,859
Norfolk Southern Corp.
2.55%, 11/01/29	132	120,756
2.90%, 08/25/51	216	142,146
3.16%, 05/15/55	260	174,601
3.40%, 11/01/49	101	74,148
3.94%, 11/01/47	200	162,509
3.95%, 10/01/42	137	115,759
4.05%, 08/15/52	224	182,832
4.10%, 05/15/49	85	70,362
4.10%, 05/15/2121	10	7,622
4.15%, 02/28/48	239	201,818
4.45%, 03/01/33	50	49,267
4.55%, 06/01/53	40	35,396
4.65%, 01/15/46	150	137,084
4.84%, 10/01/41	240	229,278
5.05%, 08/01/30	175	180,585
5.35%, 08/01/54	120	120,382
Ryder System Inc.
1.75%, 09/01/26	135	127,506
2.85%, 03/01/27	45	43,191
2.90%, 12/01/26	40	38,570
4.30%, 06/15/27	85	84,384
5.25%, 06/01/28	955	974,857
5.30%, 03/15/27	75	76,204
5.38%, 03/15/29	235	241,913
5.50%, 06/01/29	65	67,262
5.65%, 03/01/28	145	149,690
6.30%, 12/01/28	195	207,999
6.60%, 12/01/33	530	586,233
Union Pacific Corp.
2.97%, 09/16/62	85	53,396
3.25%, 02/05/50	280	205,260
3.35%, 08/15/46	59	44,478
3.38%, 02/01/35	75	67,097
3.50%, 02/14/53	35	26,508
3.55%, 05/20/61	110	79,385
3.60%, 09/15/37	75	65,897
3.75%, 02/05/70	162	119,135
3.80%, 10/01/51	214	171,665
3.80%, 04/06/71	275	204,331
3.84%, 03/20/60	342	264,894
3.85%, 02/14/72	150	113,575
3.88%, 02/01/55	180	143,514
3.95%, 08/15/59	105	83,808
4.00%, 04/15/47	95	79,190
4.05%, 11/15/45	99	84,461
4.05%, 03/01/46	192	162,763
4.10%, 09/15/67	155	123,577
4.30%, 03/01/49	200	174,634
4.50%, 09/10/48	25	22,647
4.95%, 05/15/53	70	68,351
United Parcel Service Inc.
3.40%, 11/15/46	206	161,255
3.40%, 09/01/49	190	143,850
Security	Par (000)	Value
Transportation (continued)
3.63%, 10/01/42	$195	$159,338
3.75%, 11/15/47	235	187,026
4.25%, 03/15/49	115	99,308
4.88%, 03/03/33	190	194,224
4.88%, 11/15/40	295	287,117
5.05%, 03/03/53	100	97,888
5.30%, 04/01/50	188	190,131
5.50%, 05/22/54	115	119,565
5.60%, 05/22/64	110	114,700
6.20%, 01/15/38	426	478,382
		18,117,621
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51	195	129,566
3.25%, 09/15/26	170	164,855
3.50%, 03/15/28	100	95,895
3.50%, 06/01/32	155	139,669
3.85%, 03/30/27	155	151,962
4.55%, 11/07/28	164	164,227
4.70%, 04/01/29	85	85,048
4.90%, 03/15/33	40	39,511
5.20%, 03/15/44	87	82,508
5.40%, 03/15/27	25	25,451
5.45%, 09/15/33	60	61,558
6.05%, 03/15/34	315	334,687
6.90%, 05/01/34	225	253,989
		1,728,926
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27	5	4,757
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	139	127,055
3.25%, 06/01/51	25	17,816
3.45%, 06/01/29	217	208,231
3.45%, 05/01/50	250	186,500
3.75%, 09/01/47	12	9,523
4.00%, 12/01/46	86	71,444
4.15%, 06/01/49	208	174,537
4.20%, 09/01/48	136	115,792
4.30%, 12/01/42	50	44,264
4.30%, 09/01/45	30	26,363
5.45%, 03/01/54	80	81,347
6.59%, 10/15/37	80	92,313
Essential Utilities Inc.
2.70%, 04/15/30	157	141,672
3.35%, 04/15/50	258	181,979
3.57%, 05/01/29	160	153,542
4.28%, 05/01/49	258	213,309
4.80%, 08/15/27	25	25,173
5.30%, 05/01/52	140	134,565
5.38%, 01/15/34	25	25,528
United Utilities PLC, 6.88%, 08/15/28	40	43,092
		2,074,045
Total Corporate Bonds & Notes — 24.9% (Cost: $916,018,649)		878,306,262
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations(f)
Canada — 0.6%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	$170	$200,347
Series HK, 9.38%, 04/15/30	1,525	1,891,549
Series HQ, 9.50%, 11/15/30	1,170	1,474,117
Province of Alberta Canada
1.30%, 07/22/30	46	39,454
3.30%, 03/15/28	589	576,389
4.50%, 01/24/34	800	811,343
Province of British Columbia Canada
4.20%, 07/06/33	2,630	2,608,153
4.75%, 06/12/34	600	619,656
4.80%, 11/15/28	1,205	1,245,654
7.25%, 09/01/36	240	300,346
Province of Manitoba Canada
1.50%, 10/25/28	210	190,506
4.30%, 07/27/33	980	978,921
4.90%, 05/31/34	500	522,057
Province of Ontario Canada
1.13%, 10/07/30	820	691,875
1.60%, 02/25/31	340	291,713
1.80%, 10/14/31	1,790	1,535,841
2.13%, 01/21/32	1,705	1,489,536
5.05%, 04/24/34	600	634,174
Province of Quebec Canada
1.35%, 05/28/30	1,160	1,001,390
1.90%, 04/21/31	1,815	1,582,260
2.75%, 04/12/27	95	92,039
3.63%, 04/13/28	30	29,661
4.50%, 09/08/33	1,035	1,049,734
Series PD, 7.50%, 09/15/29	379	438,000
		20,294,715
Chile — 0.0%
Chile Government International Bond
2.55%, 07/27/33	210	177,553
3.10%, 05/07/41	325	249,339
3.10%, 01/22/61	430	282,444
3.25%, 09/21/71	240	157,694
3.50%, 01/31/34	205	185,649
3.50%, 01/25/50	372	280,817
3.86%, 06/21/47	290	235,383
4.95%, 01/05/36	230	230,045
5.33%, 01/05/54	40	39,573
		1,838,497
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	227	267,793
Indonesia — 0.0%
Indonesia Government International Bond
3.05%, 03/12/51	65	46,392
3.20%, 09/23/61	275	187,723
3.35%, 03/12/71	110	76,547
3.50%, 01/11/28	102	99,160
3.50%, 02/14/50	125	97,412
3.70%, 10/30/49	80	64,549
4.10%, 04/24/28	200	198,081
4.20%, 10/15/50	85	74,420
4.30%, 03/31/52	30	26,553
4.35%, 01/11/48	80	72,283
Security	Par (000)	Value
Indonesia (continued)
4.45%, 04/15/70	$477	$416,148
5.10%, 02/10/54	25	24,937
5.35%, 02/11/49	145	150,877
5.45%, 09/20/52	60	62,551
5.65%, 01/11/53	525	560,001
		2,157,634
Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	455	332,515
4.13%, 01/17/48	320	246,367
4.50%, 01/17/33	255	238,696
4.50%, 01/30/43	105	88,719
4.50%,	185	135,678
5.75%, 03/12/54	630	602,479
State of Israel, 3.38%, 01/15/50	160	107,745
		1,752,199
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	1,070	982,506
3.88%, 05/06/51	475	345,612
4.00%, 10/17/49	527	400,741
5.38%, 06/15/33	951	968,425
		2,697,284
Mexico — 0.2%
Mexico Government International Bond
3.50%, 02/12/34	95	79,943
3.77%, 05/24/61	370	237,727
4.28%, 08/14/41	260	209,524
4.35%, 01/15/47	222	172,127
4.40%, 02/12/52	250	189,404
4.50%, 04/22/29	545	533,602
4.50%, 01/31/50	397	310,457
4.60%, 01/23/46	412	329,737
4.60%, 02/10/48	337	266,984
4.75%, 03/08/44	546	453,914
4.88%, 05/19/33	5	4,745
5.00%, 04/27/51	245	203,392
5.55%, 01/21/45(b)	370	346,226
5.75%,	474	404,926
6.00%, 05/07/36	55	55,506
6.05%, 01/11/40	423	422,708
6.34%, 05/04/53	385	377,484
6.35%, 02/09/35	320	332,492
6.40%, 05/07/54	205	202,906
6.75%, 09/27/34	416	445,644
7.50%, 04/08/33	585	664,315
8.30%, 08/15/31	365	438,612
		6,682,375
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	450	338,233
3.87%, 07/23/60	500	304,034
4.30%, 04/29/53	220	150,119
4.50%, 05/15/47	60	43,799
4.50%, 04/16/50	305	216,602
4.50%, 04/01/56	215	149,551
4.50%, 01/19/63	285	193,391
6.40%, 02/14/35	120	119,632
6.70%, 01/26/36	572	582,246
6.85%, 03/28/54	5	4,894
57
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
6.88%, 01/31/36	$5	$5,123
8.00%, 03/01/38	5	5,507
9.38%, 04/01/29	117	133,410
		2,246,541
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60	480	284,209
3.00%, 01/15/34	250	211,950
3.23%,	260	152,387
3.30%, 03/11/41	65	50,676
3.55%, 03/10/51	150	111,727
3.60%, 01/15/72	125	84,021
5.63%, 11/18/50	377	384,084
6.55%, 03/14/37	321	356,466
8.75%, 11/21/33	517	646,771
		2,282,291
Philippines — 0.1%
Philippine Government International Bond
2.65%, 12/10/45	10	6,850
2.95%, 05/05/45	195	140,938
3.20%, 07/06/46	175	129,950
3.70%, 03/01/41	337	285,534
3.70%, 02/02/42	247	208,973
3.95%, 01/20/40	172	152,637
5.00%, 01/13/37	257	261,764
5.50%, 01/17/48	165	171,125
5.95%, 10/13/47	40	44,183
6.38%, 01/15/32	175	192,883
6.38%, 10/23/34	332	373,542
7.75%, 01/14/31	215	251,448
		2,219,827
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33	375	379,622
5.13%, 09/18/34	140	143,353
5.50%, 04/04/53	370	378,096
5.50%, 03/18/54	425	433,178
5.75%, 11/16/32	175	187,625
		1,521,874
South Korea — 0.0%
Korea International Bond
3.88%, 09/20/48	343	302,844
4.13%, 06/10/44	540	501,857
		804,701
Supranational — 2.2%
African Development Bank, 5.75%, , (5-year CMT + 1.575%)(a)(g)	235	232,650
Asian Development Bank, 6.22%, 08/15/27	812	857,252
Council of Europe Development Bank
0.88%, 09/22/26	2,350	2,204,866
3.63%, 01/26/28	980	972,143
4.13%, 01/24/29	2,085	2,107,828
European Investment Bank
2.38%, 05/24/27	1,310	1,259,698
4.13%, 02/13/34	555	560,136
4.88%, 02/15/36	1,423	1,523,256
Inter-American Development Bank
0.63%, 09/16/27	1,299	1,179,868
0.88%, 04/20/26	2,960	2,809,754
1.13%, 07/20/28	2,028	1,833,017
Security	Par (000)	Value
Supranational (continued)
1.13%, 01/13/31	$2,085	$1,760,136
1.50%, 01/13/27	1,090	1,030,270
2.00%, 06/02/26	485	467,871
2.00%, 07/23/26	690	664,433
2.25%, 06/18/29	1,300	1,210,901
2.38%, 07/07/27	1,602	1,537,292
3.13%, 09/18/28	1,165	1,135,526
3.20%, 08/07/42	650	547,035
3.50%, 09/14/29	830	817,498
3.50%, 04/12/33	140	134,759
3.88%, 10/28/41	780	721,513
4.38%, 01/24/44	600	587,881
4.50%, 09/13/33	60	62,098
International Bank for Reconstruction & Development
0.50%, 10/28/25	1,910	1,828,686
0.65%, 02/10/26(b)	330	310,935
0.75%, 11/24/27	3,670	3,328,812
0.75%, 08/26/30	3,375	2,819,506
0.85%, 02/10/27	155	139,616
0.88%, 05/14/30	2,345	1,991,665
1.13%, 09/13/28	1,320	1,188,745
1.25%, 02/10/31	1,005	854,137
1.38%, 04/20/28	3,540	3,248,804
1.63%, 11/03/31	2,705	2,320,280
1.75%, 10/23/29	2,877	2,599,906
1.88%, 10/27/26	3,119	2,985,140
2.50%, 11/22/27	4,560	4,376,750
2.50%, 03/29/32	1,335	1,213,616
3.13%, 11/20/25	920	907,545
3.13%, 06/15/27	585	573,582
3.50%, 07/12/28	1,000	988,766
3.63%, 09/21/29	535	530,023
3.88%, 02/14/30	775	776,245
4.75%, 11/14/33	2,495	2,631,514
4.75%, 02/15/35	2,314	2,431,784
Series GDIF, 5.75%, 05/02/34	1,455	1,481,738
International Finance Corp.
0.75%, 10/08/26	1,320	1,234,702
0.75%, 08/27/30	1,190	995,502
2.13%, 04/07/26	715	692,924
3.63%, 09/15/25	2,810	2,789,221
Nordic Investment Bank
0.38%, 09/11/25	3,590	3,447,959
3.38%, 09/08/27	900	887,229
4.25%, 02/28/29	445	452,385
5.00%, 10/15/25	845	851,164
		77,096,562
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	265	241,102
4.98%, 04/20/55	439	422,921
5.10%, 06/18/50	767	761,121
5.75%, 10/28/34	155	167,918
7.63%, 03/21/36	463	573,853
		2,166,915
Total Foreign Government Obligations — 3.5% (Cost: $128,581,904)		124,029,208
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	$35	$43,371
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	89	89,900
Total Municipal Debt Obligations — 0.0% (Cost: $133,816)		133,271
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 26.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/32	75	71,586
3.00%, 05/01/29	2,343	2,290,886
3.00%, 03/01/46	324	293,836
3.00%, 09/01/46	301	275,765
3.00%, 12/01/46	394	357,451
3.50%, 05/01/33	16	16,067
3.50%, 06/01/34	11	11,071
3.50%, 03/01/38	26	24,732
3.50%, 10/01/42	9	8,394
3.50%, 10/01/44	10	9,356
3.50%, 07/01/47	13	11,712
3.50%, 09/01/47	12	11,176
3.50%, 02/01/48	6	5,777
3.50%, 03/01/48	5	4,486
4.00%, 09/01/45	5	4,741
4.00%, 01/01/48	324	311,959
4.00%, 02/01/48	4	3,718
4.00%, 01/01/49	7	6,647
4.50%, 10/01/48	13	13,087
4.50%, 01/01/49	2	2,355
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.58%, 05/25/32	2,000	1,778,910
Series K047, Class A2, 3.33%, 05/25/25(a)	198	195,856
Series K048, Class A2, 3.28%, 06/25/25(a)	5,281	5,214,416
Series K062, Class A2, 3.41%, 12/25/26	100	98,165
Series K077, Class A2, 3.85%, 05/25/28(a)	2,000	1,978,015
Series K100, Class A2, 2.67%, 09/25/29	1,000	934,239
Series K101, Class A2, 2.52%, 10/25/29	300	278,023
Series K115, Class A2, 1.38%, 06/25/30	1,920	1,647,119
Series K120, Class A2, 1.50%, 10/25/30	3,000	2,566,720
Series K735, Class A2, 2.86%, 05/25/26	2,908	2,835,243
Series K739, Class A2, 1.34%, 09/25/27	900	832,975
Federal National Mortgage Association-ACES
Series 2017-M11, Class A2, 2.98%, 08/25/29	143	135,704
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,506	1,463,321
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	600	508,843
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	1,000	850,553
Government National Mortgage Association
1.50%, 10/20/51	224	181,152
2.00%, 07/20/50	69	58,545
2.00%, 08/20/50	3,166	2,674,888
2.00%, 09/20/50	3,801	3,211,155
2.00%, 11/20/50	1,576	1,329,209
2.00%, 12/20/50	1,628	1,374,663
2.00%, 01/20/51	2,775	2,342,739
2.00%, 02/20/51	3,731	3,147,754
2.00%, 08/20/51	3,924	3,308,375
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/20/51	$827	$696,724
2.00%, 12/20/51	3,064	2,582,338
2.00%, 01/20/52	9,895	8,338,670
2.00%, 03/20/52	1,318	1,110,058
2.00%, 04/20/52	3,825	3,221,407
2.00%, 09/23/54(h)	3,300	2,779,937
2.50%, 12/20/46	101	89,210
2.50%, 06/20/50	3,613	3,168,391
2.50%, 08/20/50	300	259,140
2.50%, 09/20/50	425	367,270
2.50%, 01/20/51	1,125	983,959
2.50%, 02/20/51	6,675	5,843,048
2.50%, 05/20/51	796	696,667
2.50%, 07/20/51	2,679	2,343,051
2.50%, 08/20/51	6,991	6,113,645
2.50%, 11/20/51	2,834	2,477,223
2.50%, 02/20/52	2,087	1,823,271
2.50%, 03/20/52	3,590	3,139,084
2.50%, 04/20/52	3,087	2,698,184
2.50%, 05/20/52	1,923	1,681,079
2.50%, 07/20/52	629	549,458
2.50%, 08/20/52	1,509	1,318,734
2.50%, 09/20/52	1,019	890,545
2.50%, 09/23/54(h)	4,650	4,065,212
3.00%, 07/20/45	50	45,916
3.00%, 11/20/45	233	214,567
3.00%, 12/20/45	40	37,122
3.00%, 01/20/46	21	19,339
3.00%, 03/20/46	368	336,949
3.00%, 04/20/46	10	8,955
3.00%, 05/20/46	25	22,856
3.00%, 08/20/46	305	278,695
3.00%, 09/20/46	730	668,257
3.00%, 11/20/46	19	17,255
3.00%, 02/15/47	23	20,824
3.00%, 03/20/47	8	6,941
3.00%, 06/20/47	24	21,880
3.00%, 10/20/47	430	393,089
3.00%, 02/20/48	16	14,964
3.00%, 04/20/49	772	705,648
3.00%, 10/15/49	129	117,181
3.00%, 01/20/50	795	723,369
3.00%, 02/20/50	166	151,249
3.00%, 07/20/50	1,419	1,288,810
3.00%, 08/20/50	247	224,224
3.00%, 12/20/50	1,084	983,563
3.00%, 08/20/51	2,072	1,876,154
3.00%, 09/20/51	1,537	1,391,634
3.00%, 10/20/51	2,917	2,640,635
3.00%, 11/20/51	1,312	1,187,767
3.00%, 12/20/51	1,650	1,492,572
3.00%, 02/20/52	2,382	2,154,603
3.00%, 03/20/52	2,517	2,250,088
3.00%, 05/20/52	3,049	2,756,924
3.00%, 07/20/52	846	765,294
3.00%, 09/20/52	541	489,002
3.00%, 09/23/54(h)	6,513	5,896,940
3.50%, 09/20/42	31	29,578
3.50%, 12/20/42	28	26,648
3.50%, 09/20/45	2,381	2,246,384
3.50%, 11/20/46	7	6,907
59
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/20/47	$7	$6,597
3.50%, 06/20/47	6	5,823
3.50%, 08/20/47	108	101,468
3.50%, 09/20/47	4,213	3,956,942
3.50%, 11/20/47	27	25,328
3.50%, 02/20/48	14	13,520
3.50%, 08/20/48	27	24,976
3.50%, 01/20/49	12	10,834
3.50%, 03/20/49	1,191	1,118,792
3.50%, 09/20/49	801	749,545
3.50%, 10/20/49	566	530,005
3.50%, 12/20/49	228	213,486
3.50%, 01/20/50	525	491,708
3.50%, 03/20/50	359	335,691
3.50%, 08/20/50	175	163,760
3.50%, 01/20/52	2,394	2,230,656
3.50%, 02/20/52	520	484,683
3.50%, 10/20/52	1,345	1,251,353
3.50%, 05/20/53	1,468	1,374,066
3.50%, 09/23/54(h)	4,550	4,236,870
4.00%, 04/20/47	54	51,925
4.00%, 07/20/47	61	58,913
4.00%, 11/20/47	13	12,154
4.00%, 04/20/48	2	2,347
4.00%, 05/15/48	4	3,607
4.00%, 05/20/48	9	8,972
4.00%, 08/20/48	20	19,435
4.00%, 09/20/48	52	50,548
4.00%, 11/20/48	592	571,493
4.00%, 12/20/48	1,047	1,010,900
4.00%, 02/20/49	721	696,229
4.00%, 01/20/50	2,137	2,062,930
4.00%, 02/20/50	1,772	1,710,827
4.00%, 07/20/52	248	237,285
4.00%, 09/20/52	2,709	2,589,872
4.00%, 12/20/52	668	638,358
4.00%, 09/23/54(h)	6,581	6,290,736
4.50%, 07/20/41	830	834,545
4.50%, 06/20/48	18	18,025
4.50%, 08/20/48	3	3,011
4.50%, 09/20/48	224	221,503
4.50%, 10/20/48	111	109,852
4.50%, 12/20/48	43	43,047
4.50%, 01/20/49	163	161,490
4.50%, 03/20/49	1,262	1,250,634
4.50%, 06/20/49	31	30,333
4.50%, 07/20/49	13	12,714
4.50%, 08/20/49	3	3,182
4.50%, 07/20/52	884	866,119
4.50%, 08/20/52	3,958	3,878,650
4.50%, 04/20/53	3,254	3,185,910
4.50%, 06/20/53	1,688	1,652,207
4.50%, 09/23/54(h)	425	416,317
5.00%, 04/20/48	6	5,744
5.00%, 05/20/48	3	2,537
5.00%, 11/20/48	2	1,881
5.00%, 12/20/48	4	4,034
5.00%, 01/20/49	20	20,341
5.00%, 06/20/49	297	300,335
5.00%, 07/20/52	223	222,503
5.00%, 09/20/52	1,628	1,626,859
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/20/53	$2,409	$2,404,884
5.00%, 07/20/53	4,073	4,064,659
5.00%, 09/15/54(h)	4,827	4,818,232
5.00%, 10/15/54(h)	2,225	2,219,568
5.50%, 12/20/52	2,563	2,580,893
5.50%, 01/20/53	109	110,193
5.50%, 03/20/53	2,305	2,322,951
5.50%, 04/20/53	2,506	2,526,045
5.50%, 06/20/53	560	564,281
5.50%, 07/20/53	645	654,470
5.50%, 08/20/54	2,722	2,739,311
5.50%, 09/15/54(h)	4,225	4,252,705
6.00%, 09/20/53	1,464	1,486,581
6.00%, 10/20/53	2,221	2,255,088
6.00%, 01/20/54	654	664,435
6.00%, 06/20/54	2,923	2,965,977
6.00%, 07/20/54	2,340	2,374,901
6.00%, 09/15/54(h)	2,925	2,968,190
6.50%, 01/20/54	1,958	1,998,154
6.50%, 02/20/54	684	697,915
6.50%, 07/20/54	2,178	2,225,610
6.50%, 08/20/54	1,450	1,482,819
6.50%, 09/15/54(h)	2,191	2,237,609
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	429	379,857
1.50%, 10/01/36	361	319,692
1.50%, 11/01/36	238	211,324
1.50%, 02/01/37	2,380	2,099,804
1.50%, 03/01/37	3,398	2,997,134
1.50%, 04/01/37	565	498,134
1.50%, 08/01/37	319	281,458
1.50%, 09/19/39(h)	4,631	4,088,654
1.50%, 11/01/50	422	330,150
1.50%, 02/01/51	3,219	2,513,416
1.50%, 04/01/51	1,127	880,487
1.50%, 05/01/51	2,149	1,679,056
1.50%, 07/01/51	4,314	3,370,519
1.50%, 11/01/51	1,455	1,135,999
1.50%, 04/01/52	445	347,763
2.00%, 12/01/35	1,438	1,311,412
2.00%, 02/01/36	4,168	3,804,601
2.00%, 03/01/36	640	582,233
2.00%, 05/01/36	1,372	1,249,630
2.00%, 06/01/36	1,253	1,136,945
2.00%, 08/01/36	1,091	991,417
2.00%, 09/01/36	1,844	1,670,740
2.00%, 10/01/36	520	472,080
2.00%, 11/01/36	1,087	986,063
2.00%, 12/01/36	1,463	1,328,079
2.00%, 01/01/37	3,109	2,818,532
2.00%, 02/01/37	5,510	4,989,364
2.00%, 03/01/37	2,674	2,419,154
2.00%, 04/01/37	7,533	6,813,551
2.00%, 05/01/37	2,909	2,632,213
2.00%, 06/01/37	2,121	1,917,970
2.00%, 09/19/39(h)	4,836	4,376,283
2.00%, 06/01/50	3,058	2,526,844
2.00%, 07/01/50	1,214	1,002,975
2.00%, 08/01/50	762	632,874
2.00%, 09/01/50	3,683	3,041,679
2.00%, 10/01/50	2,567	2,120,184
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 11/01/50	$3,988	$3,288,681
2.00%, 12/01/50	7,750	6,431,414
2.00%, 01/01/51	3,591	2,969,239
2.00%, 02/01/51	2,913	2,402,616
2.00%, 03/01/51	4,306	3,550,161
2.00%, 04/01/51	12,095	9,955,089
2.00%, 05/01/51(i)	3,322	2,730,520
2.00%, 05/01/51	8,538	7,033,564
2.00%, 06/01/51	3,865	3,192,164
2.00%, 07/01/51	4,431	3,647,983
2.00%, 08/01/51	5,388	4,425,303
2.00%, 09/01/51	1,721	1,411,804
2.00%, 10/01/51	13,601	11,213,444
2.00%, 11/01/51	9,555	7,867,418
2.00%, 12/01/51	4,382	3,615,413
2.00%, 01/01/52	8,603	7,070,194
2.00%, 02/01/52	15,835	12,978,041
2.00%, 03/01/52	371	303,864
2.00%, 03/01/52(i)	28,081	22,995,093
2.00%, 05/01/52	21,975	18,007,702
2.00%, 09/16/54(h)	2,300	1,881,829
2.50%, 01/01/32	62	58,576
2.50%, 04/01/32	274	262,080
2.50%, 06/01/32	108	103,166
2.50%, 01/01/33	50	48,286
2.50%, 11/01/34	345	320,830
2.50%, 07/01/35	475	444,879
2.50%, 10/01/35	1,954	1,825,674
2.50%, 03/01/36	804	750,208
2.50%, 05/01/36	1,664	1,547,262
2.50%, 06/01/36	420	390,260
2.50%, 07/01/36	1,589	1,477,272
2.50%, 08/01/36	298	277,479
2.50%, 03/01/37	961	893,038
2.50%, 04/01/37	1,107	1,029,611
2.50%, 05/01/37	1,927	1,789,862
2.50%, 06/01/37	812	753,823
2.50%, 09/19/39(h)	11,188	10,385,550
2.50%, 04/01/47	12	10,679
2.50%, 05/01/50	2,181	1,879,316
2.50%, 06/01/50	79	67,566
2.50%, 07/01/50	214	186,313
2.50%, 08/01/50	231	199,701
2.50%, 09/01/50	1,448	1,252,502
2.50%, 10/01/50	561	485,204
2.50%, 11/01/50	6,963	6,024,194
2.50%, 12/01/50	6,331	5,410,245
2.50%, 01/01/51	973	836,557
2.50%, 02/01/51	1,567	1,346,437
2.50%, 03/01/51	1,772	1,526,238
2.50%, 04/01/51	274	234,109
2.50%, 07/01/51	1,167	1,002,487
2.50%, 08/01/51	8,787	7,576,441
2.50%, 09/01/51	11,654	9,989,401
2.50%, 10/01/51	13,934	11,987,495
2.50%, 11/01/51	5,808	4,979,377
2.50%, 12/01/51	17,979	15,418,219
2.50%, 01/01/52	16,952	14,536,719
2.50%, 02/01/52	14,828	12,692,245
2.50%, 03/01/52	8,291	7,089,267
2.50%, 04/01/52	4,588	3,929,095
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 05/01/52	$1,972	$1,685,473
2.50%, 07/01/52	3,567	3,046,024
3.00%, 03/01/30	701	683,562
3.00%, 01/01/31	33	31,765
3.00%, 08/01/32	65	62,730
3.00%, 10/01/33	27	26,373
3.00%, 07/01/34	7	6,479
3.00%, 09/01/34	45	42,712
3.00%, 11/01/34	22	21,049
3.00%, 12/01/34	53	51,008
3.00%, 03/01/35	167	159,890
3.00%, 07/01/35	135	129,386
3.00%, 10/01/35	434	415,070
3.00%, 07/01/37	698	664,660
3.00%, 09/15/39(h)	10,168	9,653,519
3.00%, 07/01/46	388	352,488
3.00%, 11/01/46	810	734,201
3.00%, 12/01/46	386	349,279
3.00%, 12/01/47	163	147,602
3.00%, 01/01/48	61	55,519
3.00%, 03/01/48	1,085	982,007
3.00%, 11/01/48	116	104,944
3.00%, 02/01/49	3,983	3,618,185
3.00%, 09/01/49	9	8,450
3.00%, 11/01/49	7	6,415
3.00%, 12/01/49	88	78,821
3.00%, 02/01/50	1,667	1,496,558
3.00%, 03/01/50	145	129,965
3.00%, 04/01/50	68	61,327
3.00%, 06/01/50	3,323	2,961,521
3.00%, 07/01/50	2,274	2,038,405
3.00%, 08/01/50	1,766	1,595,195
3.00%, 09/01/50	519	464,983
3.00%, 10/01/50	3,933	3,504,686
3.00%, 11/01/50	910	815,226
3.00%, 12/01/50	427	382,275
3.00%, 01/01/51	1,137	1,020,722
3.00%, 04/01/51	7,088	6,286,405
3.00%, 05/01/51	3,161	2,839,134
3.00%, 06/01/51	9,996	8,943,328
3.00%, 07/01/51	4,452	3,987,117
3.00%, 08/01/51	914	822,327
3.00%, 11/01/51	519	463,148
3.00%, 01/01/52	3,493	3,097,703
3.00%, 02/01/52	2,184	1,960,454
3.00%, 03/01/52	7,114	6,351,477
3.00%, 04/01/52	8,856	7,914,103
3.00%, 05/01/52	2,757	2,461,230
3.00%, 07/01/52	2,420	2,146,605
3.50%, 06/01/33	17	16,195
3.50%, 11/01/33	13	13,007
3.50%, 02/01/34	337	328,957
3.50%, 07/01/34	13	12,902
3.50%, 08/01/34	10	9,292
3.50%, 01/01/35	14	13,350
3.50%, 09/19/39(h)	6,447	6,253,204
3.50%, 09/01/42	2,363	2,233,806
3.50%, 07/01/45	3,912	3,678,632
3.50%, 08/01/45	38	35,691
3.50%, 01/01/46	87	82,270
3.50%, 09/01/46	365	343,467
61
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/47	$52	$48,184
3.50%, 07/01/47	1,732	1,632,817
3.50%, 08/01/47	11	10,216
3.50%, 10/01/47	1,042	973,006
3.50%, 11/01/47	257	239,635
3.50%, 01/01/48	1,887	1,762,807
3.50%, 02/01/48	763	713,267
3.50%, 04/01/48	59	55,040
3.50%, 07/01/48	159	148,839
3.50%, 11/01/48	10	8,883
3.50%, 01/01/49	105	98,291
3.50%, 02/01/49	275	258,225
3.50%, 03/01/49	753	702,966
3.50%, 06/01/49	2,496	2,330,886
3.50%, 08/01/49	933	871,085
3.50%, 09/01/49	2,045	1,903,225
3.50%, 04/01/50	148	138,283
3.50%, 05/01/50	5,057	4,707,659
3.50%, 06/01/50	290	269,766
3.50%, 07/01/50	444	413,327
3.50%, 02/01/51	4,183	3,892,385
3.50%, 10/01/51	786	733,623
3.50%, 04/01/52	4,696	4,347,448
3.50%, 05/01/52	11,720	10,815,309
3.50%, 06/01/52	5,419	5,031,113
3.50%, 07/01/52	1,849	1,707,387
3.50%, 09/15/54(h)	3,028	2,787,514
4.00%, 07/01/33	9	9,276
4.00%, 08/01/37	204	201,160
4.00%, 09/01/37	284	280,072
4.00%, 11/01/37	404	397,872
4.00%, 02/01/38	213	209,599
4.00%, 05/01/38	184	181,659
4.00%, 11/01/38	116	114,516
4.00%, 09/15/39(h)	3,600	3,551,709
4.00%, 01/01/46	247	240,664
4.00%, 10/01/46	8	7,332
4.00%, 07/01/47	1,640	1,578,094
4.00%, 08/01/47	311	300,732
4.00%, 09/01/47	367	353,098
4.00%, 05/01/48	2,180	2,096,246
4.00%, 09/01/48	2,418	2,325,603
4.00%, 10/01/48	5	4,590
4.00%, 12/01/48	2	2,363
4.00%, 01/01/49	1,304	1,254,321
4.00%, 03/01/49	1,484	1,427,079
4.00%, 05/01/49	14	13,312
4.00%, 06/01/49	14	13,879
4.00%, 07/01/49	1,993	1,916,809
4.00%, 11/01/49	262	250,940
4.00%, 12/01/49	9	8,418
4.00%, 01/01/50	81	78,073
4.00%, 04/01/50	1,772	1,698,704
4.00%, 05/01/50	1,046	1,002,765
4.00%, 05/01/51	256	246,246
4.00%, 04/01/52	598	569,586
4.00%, 05/01/52	1,413	1,347,830
4.00%, 06/01/52	1,593	1,517,521
4.00%, 07/01/52	3,555	3,389,119
4.00%, 08/01/52	3,672	3,496,647
4.00%, 09/01/52	547	519,686
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/52	$668	$638,856
4.00%, 12/01/52	5,063	4,802,311
4.00%, 02/01/53	4,119	3,957,455
4.00%, 09/16/54(h)	5,675	5,384,794
4.50%, 09/15/39(h)	25	24,954
4.50%, 10/01/47	8	8,336
4.50%, 08/01/48	21	20,435
4.50%, 10/01/48	394	389,045
4.50%, 11/01/48	17	16,906
4.50%, 12/01/48	21	20,021
4.50%, 01/01/49	60	58,703
4.50%, 02/01/49	83	81,506
4.50%, 04/01/49	151	149,742
4.50%, 05/01/49	10	10,253
4.50%, 09/01/50	1,209	1,192,542
4.50%, 05/01/52	436	430,500
4.50%, 06/01/52	2,017	1,966,049
4.50%, 07/01/52	219	213,634
4.50%, 08/01/52	1,776	1,734,665
4.50%, 09/01/52	3,892	3,812,440
4.50%, 10/01/52	8,527	8,353,901
4.50%, 11/01/52	1,051	1,023,916
4.50%, 12/01/52	4,320	4,251,306
4.50%, 08/01/53	954	931,997
4.50%, 09/16/54(h)	6,545	6,366,595
5.00%, 06/01/48	123	124,132
5.00%, 04/01/49	10	10,175
5.00%, 12/01/49	349	353,585
5.00%, 08/01/52	389	388,225
5.00%, 09/01/52	818	820,603
5.00%, 10/01/52	808	807,656
5.00%, 11/01/52	1,918	1,914,593
5.00%, 12/01/52	1,114	1,116,579
5.00%, 01/01/53	7,696	7,678,201
5.00%, 03/01/53	574	576,375
5.00%, 04/01/53	2,140	2,125,975
5.00%, 05/01/53	624	619,121
5.00%, 06/01/53	1,354	1,357,254
5.00%, 08/01/53	4,993	4,956,308
5.00%, 02/01/54	2,208	2,191,862
5.00%, 09/16/54(h)	5,975	5,931,993
5.50%, 09/01/52	450	462,249
5.50%, 11/01/52	599	609,242
5.50%, 12/01/52	2,328	2,370,674
5.50%, 01/01/53	2,302	2,350,800
5.50%, 02/01/53	2,893	2,922,573
5.50%, 03/01/53	2,335	2,374,563
5.50%, 04/01/53	6,217	6,296,966
5.50%, 05/01/53	3,509	3,535,734
5.50%, 06/01/53	525	534,711
5.50%, 07/01/53	1,964	1,993,124
5.50%, 08/01/53	618	622,256
5.50%, 03/01/54	3,018	3,041,610
5.50%, 04/01/54	1,079	1,089,651
5.50%, 05/01/54	1,007	1,016,783
5.50%, 09/15/54(h)	9,276	9,338,985
6.00%, 01/01/53	491	509,229
6.00%, 06/01/53	280	287,073
6.00%, 07/01/53	1,227	1,249,760
6.00%, 08/01/53	6,599	6,800,691
6.00%, 09/01/53	3,961	4,062,598
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/01/53	$3,165	$3,239,375
6.00%, 12/01/53	649	665,298
6.00%, 02/01/54	395	405,217
6.00%, 03/01/54	735	749,353
6.00%, 04/01/54	1,979	2,021,783
6.00%, 05/01/54	5,141	5,261,116
6.00%, 07/01/54	677	693,436
6.00%, 08/01/54	3,995	4,089,099
6.00%, 09/15/54(h)	4,925	5,015,404
6.50%, 09/01/53	951	980,894
6.50%, 10/01/53	4,401	4,576,839
6.50%, 11/01/53	3,410	3,518,228
6.50%, 12/01/53	4,911	5,112,027
6.50%, 01/01/54	736	761,961
6.50%, 02/01/54	707	739,757
6.50%, 08/01/54	3,122	3,238,518
6.50%, 09/17/54(h)	10,600	10,914,431
		923,562,310
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 3.25%, 11/16/28	510	499,102
Federal Home Loan Mortgage Corp.,Series 1, 0.00% 11/15/38(c)	20	10,404
Federal National Mortgage Association
5.63%, 07/15/37	2,142	2,435,492
6.21%, 08/06/38	110	132,007
6.25%, 05/15/29	378	417,991
6.63%, 11/15/30	440	504,532
7.13%, 01/15/30	750	868,292
		4,867,820
U.S. Government Obligations — 42.8%
U.S. Treasury Note/Bond
0.25%, 05/31/25	5,830	5,647,129
0.25%, 07/31/25	3,850	3,707,430
0.25%, 08/31/25	5,100	4,896,199
0.25%, 09/30/25	3,300	3,159,492
0.25%, 10/31/25	8,390	8,010,156
0.38%, 11/30/25	7,650	7,294,693
0.38%, 12/31/25	7,300	6,943,840
0.38%, 01/31/26	10,250	9,724,687
0.38%, 09/30/27	5,400	4,869,703
0.50%, 02/28/26	6,250	5,925,293
0.50%, 04/30/27	2,350	2,154,105
0.50%, 05/31/27	1,100	1,005,813
0.50%, 06/30/27	1,900	1,733,008
0.50%, 08/31/27	6,300	5,718,727
0.50%, 10/31/27	9,250	8,351,016
0.63%, 07/31/26	3,000	2,817,305
0.63%, 03/31/27	1,000	921,797
0.63%, 11/30/27	7,450	6,737,594
0.63%, 12/31/27	10,300	9,291,727
0.63%, 05/15/30	1,800	1,512,141
0.63%, 08/15/30	7,300	6,084,094
0.75%, 04/30/26	3,240	3,069,900
0.75%, 05/31/26	1,350	1,276,383
0.75%, 08/31/26	7,000	6,576,445
0.75%, 01/31/28	6,300	5,694,117
0.88%, 06/30/26	7,590	7,178,480
0.88%, 09/30/26	5,700	5,359,781
0.88%, 11/15/30	7,090	5,960,585
1.00%, 07/31/28	5,000	4,501,172
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.13%, 10/31/26	$1,500	$1,414,336
1.13%, 02/28/27	2,850	2,667,199
1.13%, 02/29/28	4,000	3,655,000
1.13%, 08/31/28	8,750	7,900,977
1.13%, 02/15/31	14,700	12,497,297
1.13%, 05/15/40	5,900	3,815,641
1.13%, 08/15/40	9,500	6,090,391
1.25%, 11/30/26	7,200	6,796,125
1.25%, 12/31/26	8,600	8,106,844
1.25%, 03/31/28	7,100	6,503,711
1.25%, 04/30/28	5,100	4,662,914
1.25%, 05/31/28	4,700	4,289,117
1.25%, 06/30/28	7,770	7,077,377
1.25%, 09/30/28	12,200	11,052,437
1.25%, 08/15/31	12,400	10,464,437
1.25%, 05/15/50	8,550	4,491,422
1.38%, 08/31/26	375	356,777
1.38%, 10/31/28	5,000	4,543,750
1.38%, 12/31/28	5,750	5,208,691
1.38%, 11/15/31	11,500	9,735,469
1.38%, 11/15/40	7,250	4,813,320
1.38%, 08/15/50	4,720	2,556,175
1.50%, 08/15/26	3,550	3,388,031
1.50%, 01/31/27	13,900	13,152,875
1.50%, 11/30/28	5,300	4,834,180
1.50%, 02/15/30	4,200	3,733,406
1.63%, 02/15/26	3,975	3,835,875
1.63%, 05/15/26	6,500	6,244,570
1.63%, 10/31/26	3,500	3,335,664
1.63%, 11/30/26	2,800	2,664,813
1.63%, 08/15/29	665	602,448
1.63%, 05/15/31	8,500	7,408,281
1.63%, 11/15/50	6,100	3,526,563
1.75%, 12/31/26	4,750	4,528,828
1.75%, 01/31/29	7,200	6,616,688
1.75%, 11/15/29	550	498,609
1.75%, 08/15/41	8,400	5,836,687
1.88%, 06/30/26	1,175	1,131,626
1.88%, 02/28/27	5,800	5,531,297
1.88%, 02/28/29	4,400	4,061,406
1.88%, 02/15/32	10,600	9,258,437
1.88%, 02/15/41	7,700	5,533,172
1.88%, 02/15/51	7,800	4,810,406
1.88%, 11/15/51	7,750	4,752,930
2.00%, 11/15/26	4,150	3,985,621
2.00%, 11/15/41	6,900	4,977,703
2.00%, 02/15/50	4,450	2,848,695
2.00%, 08/15/51	7,000	4,436,250
2.13%, 05/31/26	800	774,813
2.25%, 11/15/25	8,600	8,397,766
2.25%, 03/31/26	275	267,352
2.25%, 02/15/27	5,900	5,678,750
2.25%, 08/15/27	2,100	2,009,930
2.25%, 11/15/27	5,070	4,835,909
2.25%, 05/15/41	6,300	4,787,016
2.25%, 08/15/46	6,855	4,816,709
2.25%, 08/15/49	3,400	2,314,125
2.25%, 02/15/52	7,850	5,280,352
2.38%, 05/15/27	4,650	4,476,352
2.38%, 03/31/29	6,200	5,841,562
2.38%, 05/15/29	6,090	5,730,785
63
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.38%, 02/15/42	$7,250	$5,537,340
2.38%, 11/15/49	3,690	2,577,234
2.38%, 05/15/51	6,000	4,162,500
2.50%, 02/28/26	5,400	5,274,703
2.50%, 03/31/27	3,400	3,291,359
2.50%, 02/15/45	2,250	1,689,609
2.50%, 02/15/46	6,050	4,490,234
2.50%, 05/15/46	4,950	3,662,227
2.63%, 12/31/25	4,800	4,703,437
2.63%, 01/31/26	350	342,740
2.63%, 05/31/27	5,800	5,621,016
2.63%, 02/15/29	5,215	4,974,621
2.63%, 07/31/29	2,000	1,899,375
2.75%, 08/31/25	3,900	3,837,996
2.75%, 04/30/27	4,000	3,892,188
2.75%, 07/31/27	7,000	6,797,109
2.75%, 02/15/28	4,225	4,083,066
2.75%, 05/31/29	4,700	4,495,844
2.75%, 08/15/32	11,000	10,171,562
2.75%, 08/15/42	1,475	1,189,219
2.75%, 11/15/42	3,425	2,751,238
2.75%, 08/15/47	4,300	3,294,875
2.75%, 11/15/47	5,500	4,204,922
2.88%, 06/15/25	7,000	6,909,492
2.88%, 07/31/25	1,500	1,479,199
2.88%, 11/30/25	3,100	3,048,898
2.88%, 05/15/28	7,057	6,838,704
2.88%, 08/15/28	6,900	6,673,055
2.88%, 04/30/29	5,440	5,235,575
2.88%, 05/15/32	10,100	9,449,812
2.88%, 05/15/43	1,600	1,301,000
2.88%, 08/15/45	3,395	2,711,226
2.88%, 11/15/46	3,800	3,000,219
2.88%, 05/15/49	1,435	1,113,695
2.88%, 05/15/52	7,610	5,879,914
3.00%, 09/30/25	3,300	3,253,594
3.00%, 10/31/25	1,200	1,182,609
3.00%, 05/15/42	170	142,933
3.00%, 11/15/44	1,600	1,311,500
3.00%, 05/15/45	1,285	1,049,885
3.00%, 11/15/45	4,400	3,582,563
3.00%, 02/15/47	4,475	3,605,172
3.00%, 05/15/47	3,900	3,136,453
3.00%, 02/15/48	13,400	10,711,625
3.00%, 08/15/48	3,855	3,073,158
3.00%, 02/15/49	2,225	1,770,266
3.00%, 08/15/52	8,700	6,900,187
3.13%, 08/31/27	3,000	2,943,750
3.13%, 11/15/28	275	268,104
3.13%, 08/31/29	6,900	6,703,242
3.13%, 11/15/41	825	714,012
3.13%, 02/15/42	1,000	860,781
3.13%, 02/15/43	2,500	2,120,313
3.13%, 08/15/44	1,600	1,340,250
3.13%, 05/15/48	10,450	8,536,344
3.25%, 06/30/27	4,700	4,630,969
3.25%, 06/30/29	5,500	5,377,109
3.25%, 05/15/42	6,629	5,774,132
3.38%, 05/15/33	12,940	12,450,706
3.38%, 08/15/42	3,100	2,742,531
3.38%, 05/15/44	1,020	890,109
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.38%, 11/15/48	$8,400	$7,158,375
3.50%, 09/15/25	3,000	2,973,398
3.50%, 01/31/28	7,000	6,937,109
3.50%, 04/30/28	5,400	5,351,062
3.50%, 01/31/30	8,400	8,287,125
3.50%, 04/30/30	9,000	8,872,734
3.50%, 02/15/33	16,000	15,565,000
3.50%, 02/15/39	1,350	1,270,477
3.63%, 05/15/26	23,700	23,540,766
3.63%, 03/31/28	8,500	8,462,148
3.63%, 05/31/28	9,000	8,955,000
3.63%, 03/31/30	5,180	5,139,936
3.63%, 08/15/43	1,225	1,113,219
3.63%, 02/15/44	720	652,838
3.63%, 02/15/53	15,000	13,453,125
3.63%, 05/15/53	12,200	10,949,500
3.75%, 04/15/26	10,500	10,449,961
3.75%, 12/31/28	4,000	3,999,688
3.75%, 05/31/30	10,000	9,984,375
3.75%, 06/30/30	6,000	5,988,281
3.75%, 12/31/30	4,098	4,086,474
3.75%, 11/15/43	300	277,313
3.88%, 01/15/26	5,900	5,877,414
3.88%, 11/30/27	14,000	14,035,000
3.88%, 12/31/27	13,800	13,845,281
3.88%, 09/30/29	5,000	5,026,172
3.88%, 11/30/29	3,800	3,820,187
3.88%, 12/31/29	8,000	8,040,000
3.88%, 08/15/33	10,918	10,895,823
3.88%, 08/15/34	10,000	9,960,937
3.88%, 08/15/40	300	291,094
3.88%, 02/15/43	8,000	7,568,750
3.88%, 05/15/43	9,900	9,346,219
4.00%, 12/15/25	5,900	5,883,867
4.00%, 02/15/26	8,600	8,585,891
4.00%, 01/15/27	5,580	5,596,566
4.00%, 02/29/28	8,000	8,058,750
4.00%, 06/30/28	12,545	12,651,829
4.00%, 01/31/29	8,000	8,081,875
4.00%, 07/31/29	3,411	3,451,506
4.00%, 10/31/29	16,900	17,084,844
4.00%, 02/28/30	15,400	15,573,250
4.00%, 07/31/30	4,349	4,397,587
4.00%, 01/31/31	13,092	13,235,194
4.00%, 02/15/34	18,200	18,313,750
4.00%, 11/15/42	5,300	5,112,844
4.00%, 11/15/52	6,800	6,522,687
4.13%, 06/15/26	24,273	24,325,149
4.13%, 02/15/27	6,536	6,576,339
4.13%, 09/30/27	3,000	3,030,469
4.13%, 10/31/27	4,800	4,846,875
4.13%, 07/31/28	11,582	11,734,014
4.13%, 03/31/29	5,218	5,300,754
4.13%, 08/31/30	6,200	6,311,891
4.13%, 03/31/31	4,537	4,620,651
4.13%, 07/31/31	2,739	2,790,784
4.13%, 11/15/32	12,200	12,428,750
4.13%, 08/15/53	5,897	5,790,117
4.25%, 10/15/25	5,140	5,136,587
4.25%, 12/31/25	3,000	3,001,641
4.25%, 01/31/26	2,800	2,803,719
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 03/15/27	$7,278	$7,352,486
4.25%, 02/28/29	7,000	7,148,750
4.25%, 06/30/29	10,000	10,221,875
4.25%, 02/28/31	5,200	5,332,031
4.25%, 06/30/31	11,639	11,946,342
4.25%, 05/15/39	1,200	1,223,813
4.25%, 11/15/40	250	253,477
4.25%, 02/15/54	8,069	8,096,737
4.25%, 08/15/54	2,400	2,413,125
4.38%, 07/31/26	3,505	3,531,424
4.38%, 08/15/26	21,165	21,335,312
4.38%, 12/15/26	7,214	7,291,776
4.38%, 07/15/27	4,849	4,924,008
4.38%, 08/31/28	11,011	11,259,608
4.38%, 11/30/28	7,600	7,783,469
4.38%, 11/30/30	6,000	6,189,375
4.38%, 05/15/34	9,591	9,938,674
4.38%, 02/15/38	2,400	2,496,000
4.38%, 11/15/39	150	154,734
4.38%, 05/15/40	250	257,852
4.38%, 05/15/41	500	512,891
4.38%, 08/15/43	3,963	4,001,392
4.50%, 11/15/25	6,000	6,016,641
4.50%, 03/31/26	847	852,327
4.50%, 07/15/26	22,319	22,525,625
4.50%, 04/15/27	7,693	7,820,415
4.50%, 05/15/27	5,903	6,003,074
4.50%, 05/31/29	7,073	7,306,741
4.50%, 11/15/33	12,194	12,748,446
4.50%, 02/15/36	900	952,734
4.50%, 05/15/38	7,400	7,782,719
4.50%, 08/15/39	2,000	2,091,563
4.50%, 02/15/44	4,337	4,445,425
4.63%, 02/28/26	1,892	1,905,747
4.63%, 03/15/26	12,560	12,658,616
4.63%, 06/30/26	2,763	2,793,328
4.63%, 09/15/26	3,768	3,818,632
4.63%, 10/15/26	3,939	3,995,315
4.63%, 11/15/26	5,825	5,913,740
4.63%, 06/15/27	6,609	6,751,507
4.63%, 09/30/28	10,937	11,290,744
4.63%, 04/30/29	9,000	9,336,797
4.63%, 09/30/30	6,255	6,534,520
4.63%, 04/30/31	5,212	5,459,570
4.63%, 05/31/31	5,000	5,238,281
4.63%, 02/15/40	250	265,039
4.63%, 05/15/44	3,856	4,015,662
4.63%, 05/15/54	4,816	5,144,842
4.75%, 02/15/37	500	539,531
4.75%, 11/15/43	4,062	4,305,720
4.75%, 11/15/53	7,760	8,448,700
4.88%, 11/30/25	324	326,417
4.88%, 04/30/26	2,605	2,639,089
4.88%, 05/31/26	3,023	3,065,629
4.88%, 10/31/28	3,080	3,211,141
4.88%, 10/31/30	5,000	5,295,312
5.00%, 05/15/37	2,400	2,647,875
5.38%, 02/15/31	1,000	1,090,781
6.13%, 08/15/29	1,000	1,105,156
6.25%, 05/15/30	100	112,422
Security	Par (000)	Value
U.S. Government Obligations (continued)
6.38%, 08/15/27	$800	$856,625
		1,507,626,761
Total U.S. Government & Agency Obligations — 69.2% (Cost: $2,559,726,533)		2,436,056,891
Total Long-Term Investments — 99.0% (Cost: $3,654,650,181)		3,487,473,505
	Shares
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(j)(k)	155,762,289	155,855,746
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(j)(k)(l)	2,349,215	2,449,215
Total Short-Term Securities — 4.5% (Cost: $158,209,136)		158,304,961
Total Investments Before TBA Sales Commitments — 103.5% (Cost: $3,812,859,317)		3,645,778,466
	Par (000)
TBA Sales Commitments
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association
3.00%, 09/23/54(h)	(2,175)	(1,969,268)
5.00%, 09/15/54(h)	(2,225)	(2,220,958)
Uniform Mortgage-Backed Securities
5.50%, 09/15/54(h)	(1,875)	(1,887,732)
6.00%, 09/15/54(h)	(2,450)	(2,494,973)
6.50%, 09/17/54(h)	(3,125)	(3,217,698)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(11,774,205))		(11,790,629)
Total Investments, Net of TBA Sales Commitments — 103.2% (Cost: $3,801,085,112)		3,633,987,837
Liabilities in Excess of Other Assets — (3.2)%		(110,904,092)
Net Assets — 100.0%		$3,523,083,745

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Perpetual security with no stated maturity date.
(h)	Represents or includes a TBA transaction.
(i)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
65
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware U.S. Aggregate Bond ETF

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$206,517,523	$—	$(50,670,322)(a)	$8,914	$(369)	$155,855,746	155,762,289	$4,933,351	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	42,473,063	—	(40,023,848)(a)	—	—	2,449,215	2,449,215	35,608 (b)	—
				$8,914	$(369)	$158,304,961		$4,968,959	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$14,233,467	$—	$14,233,467
Collateralized Mortgage Obligations	—	34,714,406	—	34,714,406
Corporate Bonds & Notes	—	878,306,262	—	878,306,262
Foreign Government Obligations	—	124,029,208	—	124,029,208
Municipal Debt Obligations	—	133,271	—	133,271
U.S. Government & Agency Obligations	—	2,436,056,891	—	2,436,056,891
Short-Term Securities
Money Market Funds	158,304,961	—	—	158,304,961
Liabilities
Investments
TBA Sales Commitments	—	(11,790,629)	—	(11,790,629)
	$158,304,961	$3,475,682,876	$—	$3,633,987,837
See notes to financial statements.
Schedule of Investments
66

Schedule of Investments (unaudited)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.75%, 03/30/30	$79	$79,465
5.38%, 06/15/33	142	144,208
5.40%, 10/01/48	351	337,818
Omnicom Group Inc.
2.45%, 04/30/30	17	15,120
4.20%, 06/01/30	17	16,653
		593,264
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	625	600,690
General Electric Co.
4.35%, 05/01/50	50	44,327
5.88%, 01/14/38	115	123,575
6.75%, 03/15/32	655	741,045
6.88%, 01/10/39	82	96,932
Hexcel Corp., 4.20%, 02/15/27	773	756,043
Howmet Aerospace Inc., 5.95%, 02/01/37	170	183,935
Northrop Grumman Corp.
4.90%, 06/01/34	742	749,299
4.95%, 03/15/53	403	383,541
5.15%, 05/01/40	16	15,969
5.20%, 06/01/54	681	673,825
5.25%, 05/01/50(a)	17	16,948
RTX Corp.
2.25%, 07/01/30	862	763,895
2.65%, 11/01/26(a)	15	14,452
2.82%, 09/01/51(a)	171	110,642
3.13%, 05/04/27	35	33,866
3.13%, 07/01/50	344	239,144
3.75%, 11/01/46	257	203,820
4.05%, 05/04/47	207	171,107
4.13%, 11/16/28	895	883,655
4.15%, 05/15/45	230	195,370
4.35%, 04/15/47	50	43,331
4.50%, 06/01/42	769	696,136
4.63%, 11/16/48	507	457,632
4.70%, 12/15/41	107	99,083
4.88%, 10/15/40	149	142,501
5.40%, 05/01/35	195	202,831
5.70%, 04/15/40	260	273,665
5.75%, 11/08/26	20	20,511
5.75%, 01/15/29	5	5,249
6.00%, 03/15/31	55	59,222
6.05%, 06/01/36	225	245,788
6.10%, 03/15/34	30	32,681
6.13%, 07/15/38	335	366,305
7.50%, 09/15/29	595	672,607
		10,319,622
Agriculture — 0.4%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	30	28,973
2.70%, 09/15/51	305	198,958
3.25%, 03/27/30	70	66,137
3.75%, 09/15/47(a)	69	54,524
4.02%, 04/16/43	128	107,861
4.50%, 03/15/49	135	120,198
4.54%, 03/26/42	10	9,166
5.38%, 09/15/35	134	140,076
Security	Par (000)	Value
Agriculture (continued)
5.94%, 10/01/32	$222	$244,406
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	168	148,925
3.25%, 08/15/26	1,468	1,431,970
3.75%, 09/25/27	2,257	2,212,372
		4,763,566
Airlines — 0.0%
Southwest Airlines Co.
2.63%, 02/10/30(a)	285	255,118
3.45%, 11/16/27	139	133,450
5.13%, 06/15/27	207	208,840
		597,408
Apparel — 0.4%
NIKE Inc.
2.85%, 03/27/30	54	50,333
3.25%, 03/27/40	18	14,692
3.38%, 11/01/46	76	59,136
3.38%, 03/27/50	218	166,281
Ralph Lauren Corp., 2.95%, 06/15/30	45	41,573
Tapestry Inc.
4.13%, 07/15/27	460	448,971
7.70%, 11/27/30(a)	102	108,656
7.85%, 11/27/33	305	326,421
VF Corp.
2.80%, 04/23/27(a)	2,101	1,965,805
2.95%, 04/23/30(a)	989	854,325
		4,036,193
Auto Manufacturers — 1.1%
American Honda Finance Corp.
2.25%, 01/12/29(a)	35	32,049
2.30%, 09/09/26(a)	1,292	1,240,433
2.35%, 01/08/27	10	9,556
3.50%, 02/15/28	317	307,950
4.60%, 04/17/30(a)	110	110,672
4.90%, 03/12/27	125	126,753
4.90%, 07/09/27	125	126,868
4.90%, 03/13/29(a)	95	96,944
4.90%, 01/10/34	195	196,707
5.05%, 07/10/31	125	127,469
5.13%, 07/07/28	35	35,924
5.25%, 07/07/26	125	126,884
5.65%, 11/15/28	10	10,494
Cummins Inc.
1.50%, 09/01/30(a)	1,341	1,147,012
2.60%, 09/01/50	115	72,799
4.88%, 10/01/43	249	239,378
4.90%, 02/20/29(a)	850	871,550
5.15%, 02/20/34(a)	547	567,560
5.45%, 02/20/54	52	53,371
Ford Motor Co.
3.25%, 02/12/32	65	55,440
4.75%, 01/15/43	25	20,861
7.40%, 11/01/46	480	528,464
Ford Motor Credit Co. LLC
2.90%, 02/10/29	30	27,159
3.63%, 06/17/31	385	341,111
4.00%, 11/13/30	279	256,845
5.11%, 05/03/29	167	165,325
7.12%, 11/07/33	505	545,647
67
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
5.00%, 04/01/35	$116	$112,646
5.15%, 04/01/38	147	141,083
5.20%, 04/01/45	205	187,795
5.40%, 04/01/48(a)	186	173,805
5.60%, 10/15/32(a)	20	20,671
5.95%, 04/01/49(a)	205	206,565
6.25%, 10/02/43	261	271,507
6.60%, 04/01/36	293	317,135
6.75%, 04/01/46	195	213,823
General Motors Financial Co. Inc.
2.35%, 01/08/31	115	97,739
2.70%, 06/10/31	226	194,509
3.10%, 01/12/32	210	183,065
3.60%, 06/21/30	180	167,180
4.30%, 04/06/29(a)	200	195,970
5.65%, 01/17/29	114	117,217
6.10%, 01/07/34	335	350,410
6.40%, 01/09/33(a)	240	257,319
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	310	279,996
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	578	700,362
Toyota Motor Corp., 3.67%, 07/20/28	28	27,480
Toyota Motor Credit Corp.
1.90%, 09/12/31	30	25,177
2.15%, 02/13/30	240	214,448
2.40%, 01/13/32	10	8,641
3.20%, 01/11/27	25	24,409
3.38%, 04/01/30	88	83,572
3.65%, 01/08/29	83	80,852
4.70%, 01/12/33	405	406,390
5.00%, 08/14/26	50	50,658
		12,551,649
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	443	281,284
4.35%, 03/15/29	132	130,948
4.40%, 10/01/46(a)	36	29,417
5.40%, 03/15/49(a)	108	99,667
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	475	424,288
4.15%, 05/01/52	335	258,501
BorgWarner Inc.
4.38%, 03/15/45	73	61,242
5.40%, 08/15/34(a)	30	30,111
Lear Corp.
3.50%, 05/30/30	72	67,139
3.55%, 01/15/52	92	62,806
3.80%, 09/15/27	65	63,307
4.25%, 05/15/29	215	210,670
5.25%, 05/15/49(a)	194	178,096
		1,897,476
Banks — 21.3%
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	2,246	2,225,735
Australia & New Zealand Banking Group Ltd./New York, 4.75%, 01/18/27	250	252,641
Australia & New Zealand Banking Group Ltd/New York, 4.90%, 07/16/27	315	320,672
Security	Par (000)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	$6,090	$5,859,077
5.86%, 09/14/26, (1-year CMT + 2.300%)(b)	383	385,820
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	344	357,526
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	771	723,562
2.75%, 12/03/30	90	78,368
2.96%, 03/25/31(a)	504	448,388
3.23%, 11/22/32, (1-year CMT + 1.600%)(b)	300	258,565
3.49%, 05/28/30	180	168,018
3.80%, 02/23/28	290	281,393
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	300	295,071
4.25%, 04/11/27	545	538,589
4.38%, 04/12/28	438	432,693
5.18%, 11/19/25	200	199,879
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	200	203,442
5.44%, 07/15/31	200	205,818
5.59%, 08/08/28	200	206,917
6.35%, 03/14/34(a)	430	450,378
6.61%, 11/07/28	259	279,213
6.92%, 08/08/33	582	633,238
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	201	171,974
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	235	199,933
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	220	201,389
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	435	370,161
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	577	479,394
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(b)	245	219,216
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	350	333,779
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	403	348,763
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	78	69,940
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	309	226,016
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	742	650,816
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	373	250,469
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(b)	288	264,474
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	375	330,724
2.97%, 07/21/52, (1-day SOFR + 1.560%)(b)	681	471,676
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(b)	272	254,907
3.25%, 10/21/27(a)	2,073	2,009,475
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	395	312,230
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(b)	810	780,708
3.50%, 04/19/26	45	44,312
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(b)	20	19,653
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(b)	158	153,835
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(b)	327	319,810
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(b)	253	248,548
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	505	458,149
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(b)	106	88,039
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(b)	412	403,475
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(b)	78	75,878
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(b)	122	108,969
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(b)	1,160	975,524
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(b)	697	645,755
4.25%, 10/22/26	493	490,110
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(b)	572	565,840
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(b)	553	486,351
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	130	129,243
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(a)(b)	592	531,550
4.45%, 03/03/26	159	158,471
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	865	846,341
4.88%, 04/01/44(a)	318	310,858
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	$10	$10,103
5.00%, 01/21/44	616	613,826
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(b)	1,162	1,175,266
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	245	246,093
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	605	617,808
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	773	790,650
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	495	512,474
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	490	520,861
5.88%, 02/07/42	486	529,475
6.11%, 01/29/37	672	729,695
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	328	343,696
6.22%, 09/15/26	235	242,579
7.75%, 05/14/38	443	549,713
Series L, 4.18%, 11/25/27	579	573,510
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	265	232,271
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(b)	385	294,310
Bank of America NA, 6.00%, 10/15/36	333	361,347
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	166	142,036
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	976	940,365
5.20%, 02/01/28	260	265,914
5.27%, 12/11/26	60	61,059
5.30%, 06/05/26	30	30,421
5.51%, 06/04/31	125	130,059
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26	2,698	2,601,863
2.80%, 05/04/26	1,925	1,875,408
3.25%, 05/16/27	463	450,921
3.30%, 08/23/29	281	265,343
3.40%, 01/29/28	976	946,070
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(b)	970	946,602
3.85%, 04/28/28	1,178	1,163,923
3.95%, 11/18/25	915	908,450
4.89%, 07/21/28, (1-day SOFR +0.840%)(b)	250	252,648
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	250	255,545
5.61%, 07/21/39, (1-day SOFR +1.770%)(b)	75	77,835
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,985	1,885,757
1.30%, 09/15/26	210	197,381
1.35%, 06/24/26	473	447,815
1.95%, 02/02/27(a)	328	309,938
2.15%, 08/01/31	283	241,561
2.45%, 02/02/32	120	102,918
2.70%, 08/03/26(a)	659	637,763
2.95%, 03/11/27	734	709,546
4.50%, 12/16/25	1,860	1,849,197
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	190	178,293
4.75%, 02/02/26	1,896	1,899,796
4.85%, 02/01/30	605	614,153
5.25%, 06/12/28(a)	335	344,399
5.35%, 12/07/26	325	331,318
5.40%, 06/04/27	287	294,141
5.45%, 08/01/29	1,025	1,063,064
5.65%, 02/01/34	80	84,271
Bank OZK, 2.75%, 10/01/31, (3-mo. SOFR + 2.090%)(b)	55	44,069
BankUnited Inc., 5.13%, 06/11/30	70	67,877
Security	Par (000)	Value
Banks (continued)
Barclays PLC
2.67%, 03/10/32, (1-year CMT + 1.200%)(b)	$358	$309,312
2.89%, 11/24/32, (1-year CMT + 1.300%)(b)	725	624,826
3.56%, 09/23/35, (5-year CMT + 2.900%)(b)	423	380,804
4.34%, 01/10/28	366	359,949
4.38%, 01/12/26	415	412,585
4.84%, 05/09/28	911	903,249
4.95%, 01/10/47	202	189,149
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(b)	467	468,499
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(b)	867	863,156
5.20%, 05/12/26	200	200,531
5.25%, 08/17/45	385	379,712
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	458	466,937
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	200	204,062
5.69%, 03/12/30, (1-day SOFR +1.740%)(b)	249	256,583
6.22%, 05/09/34, (1-day SOFR + 2.980%)(b)	200	212,292
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	15	15,872
6.69%, 09/13/34, (1-day SOFR + 2.620%)(b)	75	82,192
7.12%, 06/27/34, (1-day SOFR + 3.570%)(b)	510	560,406
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	510	547,905
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	148	168,637
BPCE SA, 3.38%, 12/02/26	2,395	2,340,975
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	160	147,328
5.00%, 04/28/28	210	213,732
5.24%, 06/28/27	225	229,793
5.26%, 04/08/29	265	272,240
5.62%, 07/17/26	20	20,368
5.93%, 10/02/26	100	102,826
5.99%, 10/03/28(a)	165	173,819
6.09%, 10/03/33	560	602,540
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	154	133,324
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	316	280,854
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	50	45,037
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	278	255,858
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	285	250,715
3.20%, 10/21/26	86	83,690
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(b)	319	309,065
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(b)	373	363,677
3.70%, 01/12/26	15	14,815
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	823	759,237
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(b)	171	149,434
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(b)	411	404,344
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(b)	242	234,818
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(b)	263	258,595
4.13%, 07/25/28	282	277,323
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(b)	458	394,219
4.30%, 11/20/26	31	30,802
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	736	723,689
4.45%, 09/29/27	726	722,031
4.60%, 03/09/26	125	124,679
4.65%, 07/30/45	401	367,211
4.65%, 07/23/48	615	560,094
4.75%, 05/18/46	240	217,193
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	264	262,592
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	95	96,809
5.30%, 05/06/44	180	177,250
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	125	124,453
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	340	349,542
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	155	156,125
69
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	$310	$318,676
5.88%, 02/22/33	177	185,867
5.88%, 01/30/42	395	423,588
6.00%, 10/31/33	314	335,551
6.13%, 08/25/36	275	292,494
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	563	594,060
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)(b)	392	424,215
6.63%, 01/15/28	669	714,986
6.63%, 06/15/32	374	410,272
6.68%, 09/13/43	141	161,477
8.13%, 07/15/39	683	888,372
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	175	171,791
Citizens Financial Group Inc.
2.50%, 02/06/30	82	72,199
2.85%, 07/27/26	77	74,055
3.25%, 04/30/30	187	171,259
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)(b)	10	10,798
Comerica Inc., 4.00%, 02/01/29(a)	419	400,308
Cooperatieve Rabobank UA
3.75%, 07/21/26	190	185,986
5.25%, 05/24/41	212	218,747
5.75%, 12/01/43	224	232,286
Deutsche Bank AG, 4.10%, 01/13/26(a)	569	565,193
Deutsche Bank AG/New York
2.13%, 11/24/26, (1-day SOFR + 1.870%)(b)	490	472,051
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	715	673,633
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	680	642,779
3.04%, 05/28/32, (1-day SOFR + 1.718%)(b)	447	390,862
3.55%, 09/18/31, (1-day SOFR + 3.043%)(b)	758	696,232
3.73%, 01/14/32, (1-day SOFR + 2.757%)(b)	215	189,914
4.10%, 01/13/26	407	401,986
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	48	46,735
5.41%, 05/10/29	150	154,577
5.88%, 07/08/31, (1-day SOFR + 5.438%)(b)	10	10,121
7.08%, 02/10/34, (1-day SOFR + 3.650%)(b)	225	238,052
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	150	155,642
Discover Bank
2.70%, 02/06/30	309	274,977
3.45%, 07/27/26	460	447,085
4.25%, 03/13/26	15	14,850
4.65%, 09/13/28	510	508,196
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(b)	20	18,863
4.77%, 07/28/30, (1-day SOFR + 2.127%)(b)	45	44,738
8.25%, 03/01/38	283	350,062
First Horizon Bank, 5.75%, 05/01/30	250	251,184
Goldman Sachs Capital I, 6.35%, 02/15/34	426	462,248
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	230	217,216
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	394	330,815
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	759	646,337
2.60%, 02/07/30	136	123,365
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	529	459,829
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	275	262,381
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	339	292,529
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	263	194,168
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	579	512,257
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	200	154,771
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	125	99,030
3.50%, 11/16/26	765	748,314
Security	Par (000)	Value
Banks (continued)
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(b)	$154	$150,338
3.75%, 02/25/26	309	305,463
3.80%, 03/15/30	119	114,695
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(b)	324	314,814
3.85%, 01/26/27	897	884,471
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(b)	414	366,780
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(b)	817	805,618
4.25%, 10/21/25	396	393,171
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(b)	255	235,413
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	125	124,710
4.75%, 10/21/45(a)	591	558,882
4.80%, 07/08/44	672	638,844
5.15%, 05/22/45	158	155,142
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)(b)	10	10,183
5.95%, 01/15/27	443	456,307
6.13%, 02/15/33	992	1,098,250
6.25%, 02/01/41	825	920,918
6.45%, 05/01/36	265	292,438
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	250	266,770
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)	160	177,395
6.75%, 10/01/37	1,028	1,159,013
HSBC Bank USA NA, 7.00%, 01/15/39	285	333,405
HSBC Bank USA NA/New York
5.63%, 08/15/35	250	258,290
5.88%, 11/01/34	270	288,712
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	206	186,796
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	224	194,661
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,152	1,000,082
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	205	183,973
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	290	250,523
3.90%, 05/25/26	72	71,168
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(b)	1,076	1,037,013
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(b)	283	278,029
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(b)	605	600,455
4.30%, 03/08/26	15	14,914
4.38%, 11/23/26	201	198,957
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(b)	1,011	1,002,811
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	150	149,986
4.76%, 03/29/33, (1-day SOFR + 2.530%)(b)	241	232,417
4.95%, 03/31/30	836	850,065
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	265	271,304
6.10%, 01/14/42(a)	449	498,709
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	215,129
6.50%, 05/02/36	652	705,023
6.50%, 09/15/37	610	659,577
6.55%, 06/20/34, (1-day SOFR + 2.980%)(b)	563	601,071
6.80%, 06/01/38	176	195,810
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	130	139,901
7.40%, 11/13/34, (1-day SOFR + 3.020%)(b)	215	240,978
8.11%, 11/03/33, (1-day SOFR + 4.250%)(b)	412	481,056
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	784	697,320
5.02%, 05/17/33, (1-day SOFR + 2.050%)(b)	415	405,490
5.71%, 02/02/35, (1-day SOFR + 1.870%)(b)	5	5,127
Huntington National Bank (The), 4.55%, 05/17/28, (1-day SOFR + 1.650%)(b)	465	461,510
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)(b)	670	638,545
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	738	648,133
3.95%, 03/29/27	951	937,057
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	$200	$197,206
4.05%, 04/09/29	252	246,295
4.55%, 10/02/28	390	389,531
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	205	211,181
JPMorgan Chase & Co.
1.05%, 06/23/27	20	18,376
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	190	160,578
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	305	273,778
2.53%, 11/19/41, (3-mo. SOFR + 1.510%)(b)	230	165,597
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	145	125,308
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(b)	409	357,959
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(b)	586	536,382
2.95%, 10/01/26	10	9,723
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(b)	210	191,119
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	673	595,592
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(b)	258	201,842
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	684	492,204
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	219	171,197
3.20%, 06/15/26	35	34,247
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	929	693,181
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(b)	105	101,606
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(b)	292	284,780
3.63%, 12/01/27	435	425,216
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(b)	706	679,738
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(b)	170	167,076
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(b)	298	266,062
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(b)	359	299,443
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(b)	35	34,631
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(b)	655	548,865
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(b)	224	219,825
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(b)	300	254,476
4.13%, 12/15/26	1,082	1,074,854
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(b)	479	472,821
4.25%, 10/01/27	853	851,515
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(b)	466	412,011
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(b)	662	659,366
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(b)	132	131,526
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	855	843,278
4.85%, 02/01/44	392	384,336
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,340	1,348,178
4.95%, 06/01/45	249	243,433
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	25	25,632
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	195	200,172
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	620	638,477
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	489	503,955
5.40%, 01/06/42	436	455,233
5.50%, 10/15/40	411	433,213
5.60%, 07/15/41	418	446,428
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(b)	505	528,681
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	400	424,664
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	30	30,975
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	120	126,802
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	211	231,017
6.40%, 05/15/38	853	987,212
7.63%, 10/15/26	64	67,995
8.00%, 04/29/27	406	445,070
8.75%, 09/01/30	193	233,397
KeyBank NA/Cleveland OH
3.40%, 05/20/26	262	253,920
4.90%, 08/08/32	10	9,482
6.95%, 02/01/28	51	53,622
Security	Par (000)	Value
Banks (continued)
KeyCorp
2.25%, 04/06/27	$85	$79,815
2.55%, 10/01/29(a)	618	553,314
4.10%, 04/30/28(a)	20	19,498
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	1,442	1,367,694
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(b)	450	434,780
3.75%, 01/11/27	200	196,219
4.34%, 01/09/48	200	164,326
4.38%, 03/22/28	306	303,485
4.55%, 08/16/28	250	249,288
4.58%, 12/10/25	211	209,395
4.65%, 03/24/26	235	233,528
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	215	213,389
5.30%, 12/01/45(a)	202	193,619
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	330	341,069
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	200	207,469
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	240	248,723
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	200	204,450
7.95%, 11/15/33, (1-year CMT + 3.750%)(b)	330	381,351
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	125	108,300
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	329	280,362
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	268	229,705
2.76%, 09/13/26	140	135,178
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	255	222,517
3.29%, 07/25/27(a)	77	74,731
3.68%, 02/22/27	70	68,760
3.74%, 03/07/29	257	249,981
3.75%, 07/18/39	411	359,314
3.85%, 03/01/26	130	128,515
3.96%, 03/02/28	48	47,291
4.05%, 09/11/28	1,045	1,032,179
4.15%, 03/07/39(a)	152	139,511
4.29%, 07/26/38	195	183,991
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	10	9,624
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	237	240,380
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	40	41,477
5.44%, 02/22/34, (1-year CMT + 1.630%)(b)	200	207,662
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	240	248,714
Mizuho Financial Group Inc.
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	210	176,047
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(b)	200	173,195
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	75	63,182
2.56%, 09/13/31	30	25,321
2.59%, 05/25/31, (3-mo. SOFR + 1.332%)(b)	45	40,000
2.84%, 09/13/26	125	120,837
2.87%, 09/13/30, (3-mo. SOFR + 1.572%)(b)	5	4,572
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(b)	82	76,231
3.17%, 09/11/27	30	28,875
3.66%, 02/28/27	130	127,357
4.02%, 03/05/28	375	369,170
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(b)	233	229,013
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	200	205,523
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	200	205,403
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	200	207,897
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	200	207,309
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	245	252,971
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	345	359,306
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	15	15,666
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	240	251,953
71
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	$370	$388,117
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	450	467,529
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	1,105	1,042,200
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	310	294,535
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	731	607,967
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	610	509,405
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	660	558,608
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	887	731,658
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	250	214,257
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	242	219,062
2.80%, 01/25/52, (1-day SOFR + 1.430%)(b)	420	282,085
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)(b)	65	57,101
3.13%, 07/27/26	735	716,557
3.59%, 07/22/28(b)	828	804,615
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	367	348,060
3.63%, 01/20/27	875	861,373
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(b)	690	672,846
3.88%, 01/27/26	523	517,371
3.95%, 04/23/27	695	685,043
3.97%, 07/22/38(b)	357	317,505
4.30%, 01/27/45	625	560,476
4.35%, 09/08/26	694	690,173
4.38%, 01/22/47	748	669,643
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(b)	1,037	1,030,452
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(b)	131	122,983
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	30	29,898
5.00%, 11/24/25	317	317,529
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	175	177,932
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	315	320,349
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	255	259,729
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	440	447,212
5.30%, 04/20/37, (1-day SOFR + 2.620%)(b)	331	329,056
5.32%, 07/19/35, (1-day SOFR +1.555%)(b)	500	510,663
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	475	487,949
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	45	46,388
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	175	180,252
5.60%, 03/24/51, (1-day SOFR + 4.840%)(b)	392	417,369
5.83%, 04/19/35, (1-day SOFR +1.580%)(b)	600	634,432
5.94%, 02/07/39, (5-year CMT + 1.800%)(b)	135	139,513
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	431	446,298
6.25%, 08/09/26	545	562,293
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	120	126,162
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	360	394,490
6.38%, 07/24/42	839	965,543
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	65	69,249
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	10	11,155
7.25%, 04/01/32(a)	739	866,270
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,406	1,359,326
3.38%, 01/14/26	815	803,526
4.90%, 06/13/28	250	255,432
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	1,275	1,294,996
5.60%, 12/18/28	3,330	3,460,096
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(b)	220	193,573
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	185	177,290
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(b)	414	407,438
4.80%, 04/05/26	211	211,096
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(b)	558	559,532
Security	Par (000)	Value
Banks (continued)
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	$200	$200,982
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(b)	950	960,449
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	260	266,084
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	200	203,743
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	200	209,218
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	225	233,685
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	551	576,404
Northern Trust Corp.
3.15%, 05/03/29	1,197	1,145,113
3.65%, 08/03/28	519	510,601
3.95%, 10/30/25	3,216	3,190,553
PNC Bank NA
3.10%, 10/25/27	581	557,410
4.05%, 07/26/28	10	9,837
4.20%, 11/01/25	165	163,749
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	176	159,929
2.60%, 07/23/26	84	81,054
3.15%, 05/19/27	542	524,883
3.45%, 04/23/29	429	412,352
4.63%, 06/06/33, (1-day SOFR + 1.850%)(b)	156	150,663
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	410	409,853
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)(b)	325	327,843
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	55	55,946
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)(b)	650	665,823
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	165	170,641
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	263	271,616
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	205	213,708
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	200	211,729
6.04%, 10/28/33, (1-day SOFR + 2.140%)(b)	235	249,898
6.62%, 10/20/27, (1-day SOFR + 1.730%)(b)	40	41,601
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	410	461,364
Regions Bank/Birmingham AL, 6.45%, 06/26/37	258	274,233
Regions Financial Corp.
1.80%, 08/12/28	210	187,889
7.38%, 12/10/37	135	156,385
Royal Bank of Canada
2.30%, 11/03/31	320	276,286
3.88%, 05/04/32	105	99,722
4.24%, 08/03/27	200	200,073
4.65%, 01/27/26	377	376,380
4.90%, 01/12/28	621	631,035
4.95%, 02/01/29	140	143,218
4.97%, 08/02/30, (1-day SOFR +1.000%)(b)	325	330,627
5.00%, 02/01/33(a)	525	535,304
5.00%, 05/02/33	485	496,835
5.07%, 07/23/27, (1-day SOFR +0.790%)(b)	325	328,721
5.15%, 02/01/34	262	268,416
5.20%, 07/20/26(a)	25	25,375
5.20%, 08/01/28	315	325,003
6.00%, 11/01/27	375	393,109
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	825	774,747
3.24%, 10/05/26	38	36,715
4.40%, 07/13/27	1,047	1,034,877
6.12%, 05/31/27, (1-day SOFR +1.232%)(b)	40	40,669
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	35	36,255
6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)	55	57,061
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	82	85,517
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	37	38,717
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	$310	$292,737
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	459	433,590
2.90%, 03/15/32, (1-day SOFR + 1.475%)(b)	277	241,343
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(b)	195	188,998
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	25	26,222
State Street Corp.
2.65%, 05/19/26	2,158	2,096,564
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(b)	498	492,012
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)(b)	125	125,210
4.99%, 03/18/27	125	127,093
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	30	30,654
5.27%, 08/03/26	95	96,523
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	20	21,468
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	70	58,125
1.90%, 09/17/28	90	81,210
2.22%, 09/17/31	350	295,330
2.47%, 01/14/29	15	13,751
2.63%, 07/14/26	20	19,323
2.72%, 09/27/29	10	9,130
2.75%, 01/15/30	755	685,602
3.01%, 10/19/26	18	17,434
3.04%, 07/16/29	337	313,628
3.20%, 09/17/29	334	311,219
3.35%, 10/18/27	279	269,164
3.36%, 07/12/27	205	199,066
3.45%, 01/11/27	93	90,858
3.54%, 01/17/28	551	533,611
3.78%, 03/09/26	34	33,568
3.94%, 07/19/28(a)	71	69,660
4.31%, 10/16/28(a)	198	197,489
5.42%, 07/09/31	200	207,105
5.56%, 07/09/34	200	208,312
5.77%, 01/13/33(a)	400	423,952
5.78%, 07/13/33	215	228,155
5.80%, 07/13/28	200	208,649
5.81%, 09/14/33	320	341,306
5.85%, 07/13/30	200	211,438
5.88%, 07/13/26	200	204,466
Synchrony Bank, 5.63%, 08/23/27	1,160	1,176,722
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	546	462,999
2.45%, 01/12/32	60	51,666
3.20%, 03/10/32	385	345,898
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,590	1,545,735
4.46%, 06/08/32	307	300,286
4.98%, 04/05/27(a)	215	217,953
4.99%, 04/05/29	255	259,691
5.16%, 01/10/28	371	378,752
5.26%, 12/11/26	100	101,824
5.52%, 07/17/28	260	269,217
Truist Bank
2.25%, 03/11/30	10	8,695
3.30%, 05/15/26	5	4,880
3.80%, 10/30/26	85	83,213
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	55	49,700
1.95%, 06/05/30	335	289,313
3.88%, 03/19/29(a)	160	154,390
Security	Par (000)	Value
Banks (continued)
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	$546	$527,745
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	100	99,466
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	127	131,522
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	385	401,930
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	50	51,057
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	20	21,286
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	55	59,764
U.S. Bancorp
1.38%, 07/22/30(a)	60	50,468
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	68	56,377
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	560	482,215
3.00%, 07/30/29	127	117,888
3.90%, 04/26/28	116	114,097
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	520	520,076
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(b)	120	120,141
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	30	29,499
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	565	554,575
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	135	141,818
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	270	283,590
UBS AG/London, 5.65%, 09/11/28	1,000	1,040,399
UBS AG/Stamford CT
1.25%, 08/07/26	85	79,925
5.00%, 07/09/27(a)	620	628,866
7.50%, 02/15/28	805	878,314
UBS Group AG, 4.55%, 04/17/26	555	553,279
Webster Financial Corp., 4.10%, 03/25/29	462	441,833
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(b)	195	174,946
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	327	250,290
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	272	245,050
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	460	447,888
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(b)	85	82,706
3.90%, 05/01/45	122	101,654
4.30%, 07/22/27	679	676,193
4.40%, 06/14/46	185	157,242
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,048	948,768
4.65%, 11/04/44	317	282,796
4.75%, 12/07/46	277	247,909
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	660	663,728
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	880	875,570
4.90%, 11/17/45	484	443,541
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(b)	1,298	1,245,728
5.38%, 11/02/43	147	145,525
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	80	81,922
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	136	140,192
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	240	247,757
5.61%, 01/15/44	527	534,674
5.95%, 12/01/86	785	814,251
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	310	341,183
Series B, 7.95%, 11/15/29	120	137,421
Westpac Banking Corp.
2.65%, 01/16/30	136	125,152
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	422	363,645
2.70%, 08/19/26	866	839,416
2.85%, 05/13/26	1,347	1,312,996
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	618	530,192
3.35%, 03/08/27	1,243	1,216,577
3.40%, 01/25/28	375	364,259
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	288	275,835
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	160	157,801
73
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wintrust Financial Corp., 4.85%, 06/06/29(a)	$109	$105,284
		242,622,887
Beverages — 3.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	59	58,367
4.70%, 02/01/36	1,177	1,163,624
4.90%, 02/01/46	1,753	1,683,607
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44(a)	226	211,321
4.70%, 02/01/36	510	504,180
4.90%, 02/01/46	124	118,729
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	537	515,905
4.00%, 04/13/28	481	477,952
4.35%, 06/01/40	57	52,617
4.38%, 04/15/38	161	152,458
4.44%, 10/06/48	453	405,434
4.50%, 06/01/50	45	42,031
4.60%, 04/15/48	512	475,090
4.60%, 06/01/60(a)	60	55,406
4.75%, 01/23/29	819	834,335
4.75%, 04/15/58	310	290,099
4.90%, 01/23/31	264	271,225
4.95%, 01/15/42	499	489,903
5.00%, 06/15/34(a)	150	153,767
5.45%, 01/23/39	329	345,851
5.55%, 01/23/49	771	806,892
5.80%, 01/23/59	369	404,981
5.88%, 06/15/35(a)	311	339,875
8.00%, 11/15/39	134	175,023
8.20%, 01/15/39	300	396,685
Brown-Forman Corp.
4.00%, 04/15/38	19	17,210
4.50%, 07/15/45(a)	64	58,992
Coca-Cola Co. (The)
1.38%, 03/15/31	1,082	903,099
1.65%, 06/01/30	472	410,382
2.00%, 03/05/31	490	426,847
2.13%, 09/06/29	347	315,968
2.25%, 01/05/32(a)	1,595	1,396,435
2.50%, 06/01/40	83	61,205
2.50%, 03/15/51(a)	236	150,697
2.60%, 06/01/50	315	206,009
2.75%, 06/01/60(a)	271	172,154
2.90%, 05/25/27	560	542,734
3.00%, 03/05/51	423	302,629
3.45%, 03/25/30	363	349,520
4.20%, 03/25/50	322	286,493
4.65%, 08/14/34	175	176,343
5.00%, 05/13/34	225	233,897
5.20%, 01/14/55	120	122,396
5.40%, 05/13/64	30	31,003
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	98	79,736
2.75%, 01/22/30	30	27,474
5.25%, 11/26/43	205	211,091
Constellation Brands Inc.
2.88%, 05/01/30	55	50,177
3.15%, 08/01/29	75	70,314
3.50%, 05/09/27	63	61,379
Security	Par (000)	Value
Beverages (continued)
3.60%, 02/15/28	$50	$48,420
3.70%, 12/06/26	25	24,549
3.75%, 05/01/50	142	109,578
4.10%, 02/15/48	105	86,680
4.50%, 05/09/47	162	141,577
4.65%, 11/15/28	15	15,040
5.25%, 11/15/48	55	53,382
Diageo Capital PLC
1.38%, 09/29/25	971	938,845
2.00%, 04/29/30	1,832	1,614,682
2.13%, 04/29/32	1,070	902,843
2.38%, 10/24/29	1,740	1,583,856
3.88%, 05/18/28	2,025	1,990,322
5.20%, 10/24/25	425	427,820
5.38%, 10/05/26	200	203,723
5.63%, 10/05/33	200	213,334
Diageo Investment Corp.
4.25%, 05/11/42(a)	100	89,322
7.45%, 04/15/35	639	771,636
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	10	8,914
Keurig Dr Pepper Inc.
2.55%, 09/15/26	10	9,628
3.20%, 05/01/30(a)	120	111,874
3.35%, 03/15/51	125	90,047
3.40%, 11/15/25	153	150,687
3.43%, 06/15/27	92	89,503
3.80%, 05/01/50	194	152,517
4.05%, 04/15/32(a)	228	219,915
4.42%, 12/15/46	191	167,926
4.50%, 11/15/45	166	147,705
4.50%, 04/15/52(a)	320	281,926
4.60%, 05/25/28	400	401,515
5.09%, 05/25/48(a)	88	85,765
5.10%, 03/15/27	100	101,633
5.30%, 03/15/34	70	72,182
Series 10, 5.20%, 03/15/31	90	92,792
Molson Coors Beverage Co.
3.00%, 07/15/26	1,006	978,651
4.20%, 07/15/46	572	479,959
5.00%, 05/01/42	380	361,509
PepsiCo Inc.
1.63%, 05/01/30	254	221,138
2.38%, 10/06/26	915	883,875
2.63%, 03/19/27	59	56,881
2.63%, 07/29/29	1,208	1,127,379
2.75%, 03/19/30	210	194,441
2.85%, 02/24/26	1,161	1,138,630
2.88%, 10/15/49	194	136,187
3.00%, 10/15/27	1,538	1,491,817
3.38%, 07/29/49	211	160,758
3.50%, 03/19/40	63	52,914
3.63%, 03/19/50	275	220,194
3.88%, 03/19/60(a)	50	40,795
4.00%, 03/05/42	100	88,401
4.00%, 05/02/47	152	129,970
4.45%, 04/14/46	302	277,552
4.50%, 07/17/29(a)	100	102,040
4.80%, 07/17/34	100	101,926
4.88%, 11/01/40(a)	134	133,381
5.25%, 07/17/54	175	181,416
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.50%, 01/15/40	$114	$121,950
7.00%, 03/01/29	14	15,645
		37,187,088
Biotechnology — 1.6%
Amgen Inc.
2.20%, 02/21/27	622	589,664
2.30%, 02/25/31	54	47,024
2.45%, 02/21/30	960	866,350
2.60%, 08/19/26	284	274,080
2.77%, 09/01/53	285	180,855
3.00%, 01/15/52	305	210,209
3.15%, 02/21/40	40	31,113
3.20%, 11/02/27	662	639,325
3.38%, 02/21/50(a)	270	199,496
4.20%, 03/01/33	315	301,478
4.20%, 02/22/52	165	136,866
4.40%, 05/01/45	576	500,207
4.40%, 02/22/62	260	215,469
4.56%, 06/15/48	334	294,408
4.66%, 06/15/51	870	774,507
4.88%, 03/01/53	75	68,815
4.95%, 10/01/41	187	178,272
5.15%, 03/02/28	70	71,483
5.15%, 11/15/41	272	266,441
5.25%, 03/02/33	980	1,007,088
5.65%, 03/02/53	660	678,468
5.75%, 03/15/40	134	139,036
5.75%, 03/02/63	524	537,449
6.38%, 06/01/37	160	178,548
6.40%, 02/01/39	138	153,681
Baxalta Inc., 5.25%, 06/23/45	165	161,498
Biogen Inc.
2.25%, 05/01/30	160	141,213
3.15%, 05/01/50	366	247,162
3.25%, 02/15/51	120	82,999
4.05%, 09/15/25	170	168,576
5.20%, 09/15/45	575	546,178
Gilead Sciences Inc.
1.20%, 10/01/27	905	825,048
1.65%, 10/01/30	1,050	893,567
2.80%, 10/01/50	90	59,091
2.95%, 03/01/27	1,407	1,362,635
3.65%, 03/01/26	1,892	1,866,360
4.00%, 09/01/36	205	188,383
4.15%, 03/01/47	485	410,979
4.50%, 02/01/45	384	344,531
4.60%, 09/01/35	265	259,869
4.75%, 03/01/46	598	554,509
4.80%, 04/01/44	451	423,714
5.25%, 10/15/33	670	697,561
5.65%, 12/01/41	332	347,642
Illumina Inc., 2.55%, 03/23/31	170	145,609
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	231	149,704
Royalty Pharma PLC
3.35%, 09/02/51	92	62,275
3.55%, 09/02/50(a)	184	130,164
		18,609,599
Building Materials — 2.2%
Carrier Global Corp.
2.70%, 02/15/31	406	361,896
Security	Par (000)	Value
Building Materials (continued)
2.72%, 02/15/30	$143	$130,849
3.38%, 04/05/40	183	147,801
3.58%, 04/05/50	322	246,991
5.90%, 03/15/34	508	548,218
6.20%, 03/15/54(a)	50	56,690
CRH America Finance Inc., 5.40%, 05/21/34	2,433	2,508,676
CRH SMW Finance DAC, 5.20%, 05/21/29	2,510	2,581,043
Fortune Brands Innovations Inc.
3.25%, 09/15/29(a)	488	455,951
4.00%, 03/25/32	605	568,217
4.50%, 03/25/52	199	163,617
5.88%, 06/01/33(a)	935	990,005
Johnson Controls International PLC
3.90%, 02/14/26	2,243	2,218,156
6.00%, 01/15/36	440	474,224
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,360	2,022,924
2.00%, 09/16/31	1,061	888,235
Lafarge SA, 7.13%, 07/15/36	340	391,758
Lennox International Inc.
1.70%, 08/01/27	1,100	1,018,374
5.50%, 09/15/28	440	454,246
Martin Marietta Materials Inc.
3.20%, 07/15/51	197	137,696
3.45%, 06/01/27(a)	71	69,212
3.50%, 12/15/27	35	34,082
4.25%, 12/15/47	105	89,077
Series CB, 2.50%, 03/15/30	91	82,197
Masco Corp.
3.13%, 02/15/51	55	37,438
3.50%, 11/15/27(a)	183	177,280
4.50%, 05/15/47	105	90,833
Mohawk Industries Inc., 3.63%, 05/15/30	5	4,750
Owens Corning
3.40%, 08/15/26	128	125,150
3.95%, 08/15/29	414	400,860
4.30%, 07/15/47	147	122,058
4.40%, 01/30/48	117	98,296
5.50%, 06/15/27	60	61,532
5.70%, 06/15/34	130	135,828
5.95%, 06/15/54	355	367,576
7.00%, 12/01/36	182	210,447
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,061	2,025,741
3.80%, 03/21/29	1,138	1,109,931
5.10%, 06/13/34	535	549,713
5.25%, 03/03/33	945	980,229
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	1,558	1,523,191
4.30%, 02/21/48	132	114,435
5.75%, 06/15/43	241	255,622
Vulcan Materials Co.
3.90%, 04/01/27	70	69,091
4.50%, 06/15/47	107	93,282
4.70%, 03/01/48	34	30,866
		25,224,284
Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44(a)	135	123,521
Cabot Corp., 4.00%, 07/01/29	65	63,414
75
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Celanese U.S. Holdings LLC
6.17%, 07/15/27	$45	$46,441
6.33%, 07/15/29(a)	179	189,025
6.35%, 11/15/28	60	63,164
6.38%, 07/15/32	253	267,647
6.55%, 11/15/30	90	96,558
CF Industries Inc.
4.95%, 06/01/43	130	119,150
5.38%, 03/15/44	151	145,144
Dow Chemical Co. (The)
3.60%, 11/15/50	192	140,278
4.25%, 10/01/34	196	185,475
4.38%, 11/15/42	190	163,771
4.63%, 10/01/44	103	90,999
4.80%, 11/30/28	42	42,730
4.80%, 05/15/49	157	139,099
5.15%, 02/15/34(a)	355	358,553
5.25%, 11/15/41(a)	189	184,212
5.55%, 11/30/48	218	215,428
5.60%, 02/15/54	100	100,488
6.30%, 03/15/33(a)	308	335,563
6.90%, 05/15/53	85	98,823
7.38%, 11/01/29	168	189,828
9.40%, 05/15/39	199	273,684
DuPont de Nemours Inc.
4.73%, 11/15/28	624	633,007
5.32%, 11/15/38	278	298,784
5.42%, 11/15/48	463	502,213
Eastman Chemical Co.
4.65%, 10/15/44	180	159,144
4.80%, 09/01/42	189	172,317
Ecolab Inc.
1.30%, 01/30/31	652	538,115
2.13%, 02/01/32(a)	30	25,698
2.13%, 08/15/50	70	41,278
2.70%, 11/01/26	4,799	4,638,791
2.70%, 12/15/51(a)	138	90,399
3.25%, 12/01/27	2,022	1,960,555
4.80%, 03/24/30	1,075	1,099,790
FMC Corp.
3.45%, 10/01/29	53	49,639
4.50%, 10/01/49	76	60,918
5.65%, 05/18/33(a)	60	61,421
6.38%, 05/18/53(a)	15	15,733
International Flavors & Fragrances Inc.
4.38%, 06/01/47	239	195,753
4.45%, 09/26/28	206	205,259
5.00%, 09/26/48	48	43,157
LYB International Finance BV
4.88%, 03/15/44	200	181,635
5.25%, 07/15/43	236	223,532
LYB International Finance II BV, 3.50%, 03/02/27	30	29,247
LYB International Finance III LLC
3.63%, 04/01/51	154	110,932
3.80%, 10/01/60	357	257,554
4.20%, 10/15/49	222	177,375
4.20%, 05/01/50	253	200,997
5.50%, 03/01/34	200	205,078
5.63%, 05/15/33(a)	375	393,712
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	401	340,452
Security	Par (000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27	$60	$58,974
4.88%, 11/15/41	45	41,051
5.45%, 11/15/33(a)	347	354,118
5.63%, 11/15/43	55	54,710
Nutrien Ltd.
3.95%, 05/13/50	80	63,164
4.00%, 12/15/26	55	54,360
4.13%, 03/15/35	517	473,438
4.20%, 04/01/29(a)	98	96,878
4.90%, 06/01/43	72	66,586
5.00%, 04/01/49	103	94,897
5.20%, 06/21/27	150	153,049
5.25%, 01/15/45	142	135,944
5.40%, 06/21/34(a)	150	152,867
5.63%, 12/01/40	52	52,510
5.80%, 03/27/53	139	143,450
5.88%, 12/01/36	63	66,743
6.13%, 01/15/41	65	68,960
PPG Industries Inc.
2.80%, 08/15/29	72	66,551
3.75%, 03/15/28	56	54,801
Rohm & Haas Co., 7.85%, 07/15/29	17	19,183
RPM International Inc.
4.25%, 01/15/48	19	16,423
4.55%, 03/01/29	41	40,746
5.25%, 06/01/45	62	58,591
Sherwin-Williams Co. (The)
2.30%, 05/15/30	120	106,979
2.95%, 08/15/29	82	76,357
3.30%, 05/15/50	36	25,735
3.45%, 06/01/27	40	38,997
3.80%, 08/15/49	26	20,511
4.00%, 12/15/42	65	54,334
4.50%, 06/01/47	418	370,508
4.55%, 08/01/45	147	129,449
Westlake Corp.
3.38%, 08/15/61	130	82,832
5.00%, 08/15/46(a)	33	30,183
		19,869,359
Commercial Services — 1.5%
Automatic Data Processing Inc.
1.25%, 09/01/30	3,676	3,120,957
1.70%, 05/15/28	3,950	3,633,051
3.38%, 09/15/25	1,296	1,280,885
Block Financial LLC, 3.88%, 08/15/30(a)	269	255,124
Cintas Corp. No. 2, 3.70%, 04/01/27	99	97,541
Global Payments Inc.
5.40%, 08/15/32	50	50,965
5.95%, 08/15/52(a)	129	131,172
GXO Logistics Inc.
1.65%, 07/15/26	990	933,092
2.65%, 07/15/31	587	493,194
6.25%, 05/06/29	50	52,125
6.50%, 05/06/34	50	51,981
Moody's Corp.
3.10%, 11/29/61	140	90,730
3.25%, 05/20/50	109	77,946
4.25%, 02/01/29	25	24,898
4.25%, 08/08/32	95	92,410
4.88%, 12/17/48	203	190,585
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.00%, 08/05/34	$75	$75,738
5.25%, 07/15/44	11	10,972
PayPal Holdings Inc.
2.30%, 06/01/30	92	82,268
2.85%, 10/01/29	75	69,817
3.25%, 06/01/50	255	183,583
5.05%, 06/01/52	75	72,818
5.25%, 06/01/62	209	203,780
Quanta Services Inc.
2.35%, 01/15/32	460	387,854
2.90%, 10/01/30	589	535,336
3.05%, 10/01/41	127	93,310
4.75%, 08/09/27	75	75,352
5.25%, 08/09/34	75	75,613
RELX Capital Inc.
3.00%, 05/22/30	2,199	2,034,542
4.00%, 03/18/29	1,749	1,719,464
S&P Global Inc.
2.30%, 08/15/60	365	204,797
2.50%, 12/01/29	55	50,300
3.25%, 12/01/49	282	209,298
3.90%, 03/01/62	55	43,720
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	665	569,008
		17,274,226
Computers — 1.8%
Apple Inc.
2.40%, 08/20/50	372	239,958
2.55%, 08/20/60(a)	1,225	800,689
2.65%, 05/11/50	296	200,525
2.65%, 02/08/51	450	303,122
2.70%, 08/05/51	337	228,078
2.80%, 02/08/61	209	137,216
2.85%, 08/05/61	312	207,145
2.95%, 09/11/49	246	177,541
3.35%, 08/08/32(a)	215	202,522
3.45%, 02/09/45	193	158,779
3.75%, 09/12/47	180	151,589
3.85%, 05/04/43	211	186,368
3.85%, 08/04/46	538	464,007
3.95%, 08/08/52(a)	468	402,756
4.10%, 08/08/62	335	288,915
4.25%, 02/09/47	372	343,339
4.38%, 05/13/45	243	228,600
4.50%, 02/23/36(a)	111	113,307
4.65%, 02/23/46	1,020	997,389
Dell Inc., 6.50%, 04/15/38	190	205,653
Dell International LLC/EMC Corp.
5.40%, 04/15/34	60	61,617
8.10%, 07/15/36(a)	197	242,325
8.35%, 07/15/46(a)	179	237,101
DXC Technology Co., 2.38%, 09/15/28	65	58,336
Hewlett Packard Enterprise Co.
1.75%, 04/01/26(a)	865	826,889
4.90%, 10/15/25	2,312	2,310,332
5.25%, 07/01/28(a)	550	562,807
6.10%, 04/01/26	145	145,028
6.20%, 10/15/35	464	499,604
HP Inc.
4.20%, 04/15/32(a)	320	305,217
5.50%, 01/15/33	380	393,594
Security	Par (000)	Value
Computers (continued)
6.00%, 09/15/41(a)	$465	$490,060
IBM International Capital Pte Ltd., 5.30%, 02/05/54	200	196,856
International Business Machines Corp.
2.95%, 05/15/50	190	127,619
3.30%, 05/15/26	356	349,213
3.30%, 01/27/27	849	829,368
3.45%, 02/19/26	1,034	1,018,479
3.50%, 05/15/29	1,363	1,312,755
4.00%, 06/20/42	150	128,441
4.15%, 05/15/39	280	251,144
4.25%, 05/15/49	575	488,747
4.70%, 02/19/46	100	91,896
4.75%, 02/06/33(a)	270	272,872
4.90%, 07/27/52	40	37,571
5.10%, 02/06/53	85	84,092
5.60%, 11/30/39	136	143,580
5.88%, 11/29/32	197	213,953
6.22%, 08/01/27	460	483,252
6.50%, 01/15/28	117	125,337
7.00%, 10/30/25	548	562,665
7.13%, 12/01/96(a)	55	72,469
Kyndryl Holdings Inc., 3.15%, 10/15/31(a)	85	73,661
Leidos Inc.
2.30%, 02/15/31	215	184,069
4.38%, 05/15/30	656	638,537
Teledyne FLIR LLC, 2.50%, 08/01/30	75	66,194
Western Digital Corp.
2.85%, 02/01/29	192	172,107
3.10%, 02/01/32	337	283,491
		20,378,776
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47(a)	527	441,359
4.00%, 08/15/45	272	240,555
Conopco Inc., Series E, 7.25%, 12/15/26	70	74,358
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	33	29,971
2.60%, 04/15/30	76	69,076
3.13%, 12/01/49(a)	193	136,187
4.15%, 03/15/47	128	107,774
4.38%, 06/15/45	99	87,352
6.00%, 05/15/37	54	59,447
Procter & Gamble Co. (The)
2.45%, 11/03/26	326	315,245
2.70%, 02/02/26	45	44,011
2.80%, 03/25/27(a)	34	32,991
2.85%, 08/11/27	1,161	1,125,494
3.00%, 03/25/30	46	43,640
3.50%, 10/25/47	15	12,374
3.60%, 03/25/50(a)	100	83,152
5.55%, 03/05/37(a)	420	462,522
5.80%, 08/15/34	104	115,952
Unilever Capital Corp.
1.38%, 09/14/30	210	177,307
1.75%, 08/12/31	815	690,214
2.00%, 07/28/26	142	136,488
2.13%, 09/06/29(a)	295	267,308
2.90%, 05/05/27	171	165,534
3.50%, 03/22/28	101	98,606
4.25%, 08/12/27	100	100,366
4.63%, 08/12/34	100	100,199
77
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.88%, 09/08/28	$70	$71,716
5.00%, 12/08/33	420	434,942
5.90%, 11/15/32	407	447,073
Series 30Y, 2.63%, 08/12/51	255	170,266
		6,341,479
Distribution & Wholesale — 0.2%
LKQ Corp.
5.75%, 06/15/28	880	906,298
6.25%, 06/15/33(a)	1,200	1,261,462
WW Grainger Inc.
3.75%, 05/15/46	184	150,334
4.20%, 05/15/47(a)	188	165,515
4.60%, 06/15/45	366	343,368
		2,826,977
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	140	133,483
3.00%, 10/29/28	505	472,655
3.30%, 01/30/32	945	840,971
3.40%, 10/29/33	619	539,696
3.65%, 07/21/27	280	272,452
3.85%, 10/29/41	192	157,693
3.88%, 01/23/28	272	265,039
4.45%, 10/01/25	320	318,233
4.45%, 04/03/26	339	336,745
4.63%, 10/15/27	176	175,645
5.10%, 01/19/29	150	152,169
5.30%, 01/19/34	164	166,157
5.75%, 06/06/28	150	155,216
6.10%, 01/15/27	150	154,465
6.15%, 09/30/30	150	159,945
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)(b)	300	309,750
Air Lease Corp.
2.88%, 01/15/32(a)	246	212,984
3.00%, 02/01/30	184	168,032
3.13%, 12/01/30	55	49,704
3.25%, 10/01/29	247	229,783
3.63%, 04/01/27	251	244,898
3.63%, 12/01/27	218	211,200
3.75%, 06/01/26	224	220,053
4.63%, 10/01/28	253	251,763
Aircastle Ltd., 4.25%, 06/15/26	819	807,658
Ally Financial Inc.
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)(b)	40	42,318
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	20	21,220
8.00%, 11/01/31	752	858,029
American Express Co.
3.13%, 05/20/26	982	958,987
4.05%, 12/03/42	298	263,407
4.20%, 11/06/25	1,212	1,207,063
4.42%, 08/03/33, (1-day SOFR + 1.760%)(b)	187	182,280
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	150	150,154
5.04%, 07/26/28, (1-day SOFR +0.930%)(b)	90	91,274
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	180	181,899
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	75	75,982
5.28%, 07/27/29, (1-day SOFR + 1.280%)(b)	265	272,152
5.28%, 07/26/35, (1-day SOFR +1.420%)(b)	105	107,373
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	85	86,421
5.53%, 04/25/30, (1-day SOFR +1.090%)(b)	150	155,806
Security	Par (000)	Value
Diversified Financial Services (continued)
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	$60	$62,291
5.65%, 04/23/27, (1-day SOFR +0.750%)(b)	125	126,926
5.92%, 04/25/35, (1-day SOFR +1.630%)(b)	445	468,518
6.34%, 10/30/26, (1-day SOFR + 1.330%)(b)	25	25,428
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	125	137,246
American Express Credit Corp., 3.30%, 05/03/27	680	665,947
Ameriprise Financial Inc., 2.88%, 09/15/26(a)	23	22,328
Brookfield Capital Finance LLC, 6.09%, 06/14/33	240	256,191
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	505	426,095
Brookfield Finance Inc.
3.50%, 03/30/51	213	156,769
3.63%, 02/15/52	130	94,971
3.90%, 01/25/28	336	328,424
4.25%, 06/02/26	282	279,755
4.35%, 04/15/30	24	23,568
4.70%, 09/20/47	224	201,729
4.85%, 03/29/29	112	113,283
5.68%, 01/15/35	450	463,448
5.97%, 03/04/54(a)	190	200,171
6.35%, 01/05/34	400	435,418
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	239	170,880
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(b)	332	267,109
2.62%, 11/02/32, (1-day SOFR + 1.265%)(b)	170	143,121
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	195	181,691
3.80%, 01/31/28	370	359,321
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	90	90,445
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	155	156,570
5.27%, 05/10/33, (1-day SOFR + 2.370%)(b)	415	413,228
5.82%, 02/01/34, (1-day SOFR + 2.600%)(b)	115	117,484
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	135	141,234
6.38%, 06/08/34, (1-day SOFR + 2.860%)(b)	295	313,144
7.62%, 10/30/31, (1-day SOFR + 3.070%)(b)	40	45,150
Cboe Global Markets Inc., 3.65%, 01/12/27	137	134,644
Charles Schwab Corp. (The)
1.95%, 12/01/31	215	179,336
2.00%, 03/20/28	85	78,361
2.30%, 05/13/31	135	117,140
2.90%, 03/03/32(a)	420	371,947
3.20%, 01/25/28	54	51,901
3.25%, 05/22/29	5	4,756
4.00%, 02/01/29(a)	50	49,204
4.63%, 03/22/30(a)	60	60,624
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	25	26,331
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	225	241,838
CI Financial Corp.
3.20%, 12/17/30	281	231,897
4.10%, 06/15/51(a)	100	65,833
CME Group Inc.
2.65%, 03/15/32	20	17,816
3.75%, 06/15/28	99	97,749
4.15%, 06/15/48(a)	38	33,434
5.30%, 09/15/43	45	47,286
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	715	816,064
Discover Financial Services
4.10%, 02/09/27	684	672,042
4.50%, 01/30/26	20	19,889
6.70%, 11/29/32	279	303,822
7.96%, 11/02/34, (1-day SOFR + 3.370%)(b)	225	260,478
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Eaton Vance Corp., 3.50%, 04/06/27	$190	$185,712
Franklin Resources Inc., 2.95%, 08/12/51	30	19,761
Intercontinental Exchange Inc.
1.85%, 09/15/32	165	134,550
2.65%, 09/15/40	107	78,535
3.00%, 06/15/50	337	234,687
3.00%, 09/15/60(a)	426	275,925
3.10%, 09/15/27	20	19,301
3.75%, 09/21/28	35	34,204
4.25%, 09/21/48	281	244,429
4.60%, 03/15/33	160	159,609
4.95%, 06/15/52	260	253,532
5.20%, 06/15/62	300	299,228
Invesco Finance PLC
3.75%, 01/15/26	135	133,400
5.38%, 11/30/43	186	182,471
Jefferies Financial Group Inc.
2.63%, 10/15/31	35	29,784
4.15%, 01/23/30	27	25,969
6.25%, 01/15/36	93	99,298
6.50%, 01/20/43	80	85,788
Legg Mason Inc.
4.75%, 03/15/26	454	455,462
5.63%, 01/15/44	282	286,612
Mastercard Inc.
2.95%, 06/01/29(a)	15	14,243
2.95%, 03/15/51	128	89,916
3.65%, 06/01/49	289	233,252
3.80%, 11/21/46	116	97,266
3.85%, 03/26/50	271	225,177
3.95%, 02/26/48	123	104,962
Nasdaq Inc.
1.65%, 01/15/31(a)	240	201,174
3.25%, 04/28/50	103	73,164
3.85%, 06/30/26	165	163,296
3.95%, 03/07/52	241	189,738
5.35%, 06/28/28	325	335,617
5.55%, 02/15/34	685	713,359
5.95%, 08/15/53	109	116,688
6.10%, 06/28/63	111	120,228
Nomura Holdings Inc.
2.17%, 07/14/28	735	666,554
2.33%, 01/22/27	135	127,567
2.61%, 07/14/31	612	523,263
2.68%, 07/16/30	418	369,177
2.71%, 01/22/29	251	230,004
3.00%, 01/22/32	206	178,628
3.10%, 01/16/30	536	489,286
5.39%, 07/06/27	215	218,711
5.59%, 07/02/27	200	204,242
5.61%, 07/06/29	45	46,391
5.78%, 07/03/34	200	207,430
5.84%, 01/18/28	200	206,122
6.07%, 07/12/28	200	208,600
6.09%, 07/12/33	200	213,251
6.18%, 01/18/33	200	213,181
ORIX Corp.
2.25%, 03/09/31	24	20,558
3.70%, 07/18/27	56	54,676
4.00%, 04/13/32(a)	225	212,186
5.20%, 09/13/32	145	147,846
Security	Par (000)	Value
Diversified Financial Services (continued)
Radian Group Inc., 4.88%, 03/15/27	$85	$84,622
Raymond James Financial Inc.
3.75%, 04/01/51	162	124,619
4.95%, 07/15/46	209	197,077
Synchrony Financial
2.88%, 10/28/31(a)	124	104,422
3.70%, 08/04/26	320	312,647
3.95%, 12/01/27	647	623,474
5.15%, 03/19/29	419	417,231
5.94%, 08/02/30, (1-day SOFR + 2.130%)(a)(b)	150	152,723
Visa Inc.
2.00%, 08/15/50(a)	231	137,772
2.05%, 04/15/30(a)	71	63,552
3.65%, 09/15/47	238	194,235
4.15%, 12/14/35	533	517,013
4.30%, 12/14/45	583	528,125
Voya Financial Inc.
3.65%, 06/15/26(a)	20	19,661
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(b)	185	163,490
Western Union Co. (The), 6.20%, 11/17/36(a)	293	306,248
		36,831,950
Electric — 8.3%
AEP Texas Inc.
3.45%, 05/15/51	594	413,352
4.70%, 05/15/32	335	330,098
5.25%, 05/15/52	390	366,328
5.40%, 06/01/33	643	649,446
5.45%, 05/15/29	100	103,499
5.70%, 05/15/34	110	113,846
Series G, 4.15%, 05/01/49	65	51,571
Series H, 3.45%, 01/15/50	197	138,266
Avangrid Inc., 3.80%, 06/01/29	4,700	4,526,431
Avista Corp.
4.00%, 04/01/52	608	481,298
4.35%, 06/01/48	545	468,943
Baltimore Gas & Electric Co.
2.40%, 08/15/26	1,119	1,076,334
3.20%, 09/15/49	474	331,681
3.50%, 08/15/46	254	193,854
3.75%, 08/15/47	110	86,399
4.25%, 09/15/48	240	203,070
5.40%, 06/01/53	47	47,393
5.65%, 06/01/54(a)	355	371,318
6.35%, 10/01/36	160	177,561
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	337	268,715
3.60%, 03/01/52	480	361,059
3.95%, 03/01/48(a)	259	209,324
4.50%, 04/01/44	202	180,065
5.30%, 04/01/53	70	69,612
Series AA, 3.00%, 02/01/27	139	134,814
Series AC, 4.25%, 02/01/49	287	243,770
Series AD, 2.90%, 07/01/50	100	65,796
Series AF, 3.35%, 04/01/51	175	126,575
Series K2, 6.95%, 03/15/33	123	140,480
Series Z, 2.40%, 09/01/26	29	27,850
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	330	349,098
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(b)	500	423,154
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	535	503,081
79
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co.
2.20%, 03/01/30	$1,087	$968,295
2.55%, 06/15/26(a)	1,972	1,909,955
3.00%, 03/01/50	350	236,876
3.65%, 06/15/46	229	179,102
3.70%, 08/15/28	153	149,400
3.70%, 03/01/45	199	158,824
3.80%, 10/01/42(a)	170	140,633
4.00%, 03/01/48	262	215,188
4.00%, 03/01/49	190	154,625
4.35%, 11/15/45	207	183,139
4.60%, 08/15/43	35	32,101
4.70%, 01/15/44	113	104,566
5.30%, 06/01/34	70	72,471
5.65%, 06/01/54	103	107,516
5.90%, 03/15/36	248	268,537
6.45%, 01/15/38	169	190,885
Series 122, 2.95%, 08/15/27	56	53,982
Series 123, 3.75%, 08/15/47	269	212,544
Series 127, 3.20%, 11/15/49	292	205,180
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	658	548,642
4.30%, 04/15/44	295	262,321
4.90%, 07/01/33(a)	40	40,367
4.95%, 08/15/34	50	50,300
5.25%, 01/15/53	20	20,138
Series A, 2.05%, 07/01/31	395	335,254
Series A, 3.20%, 03/15/27	1,064	1,035,426
Series A, 4.15%, 06/01/45	459	393,648
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59	219	161,437
3.80%, 05/15/28(a)	96	94,165
3.85%, 06/15/46	185	148,197
3.95%, 03/01/43	115	95,986
4.45%, 03/15/44	216	192,354
4.50%, 12/01/45	203	179,527
4.50%, 05/15/58	114	97,937
4.63%, 12/01/54	234	209,311
5.70%, 06/15/40	130	135,445
Series 05-A, 5.30%, 03/01/35	210	217,462
Series 06-A, 5.85%, 03/15/36(a)	194	207,654
Series 06-B, 6.20%, 06/15/36	95	104,550
Series 07-A, 6.30%, 08/15/37	133	147,552
Series 08-B, 6.75%, 04/01/38	213	245,222
Series 09-C, 5.50%, 12/01/39	147	150,613
Series 12-A, 4.20%, 03/15/42	139	120,915
Series 2017, 3.88%, 06/15/47	163	130,303
Series 20A, 3.35%, 04/01/30	383	364,631
Series 20B, 3.95%, 04/01/50	261	215,606
Series A, 4.13%, 05/15/49(a)	193	159,999
Series B, 3.13%, 11/15/27(a)	96	92,425
Series C, 3.00%, 12/01/60	235	146,494
Series C, 4.00%, 11/15/57	110	86,388
Series C, 4.30%, 12/01/56	232	193,868
Series D, 4.00%, 12/01/28	256	253,770
Series E, 4.65%, 12/01/48	113	102,387
Constellation Energy Generation LLC
5.60%, 06/15/42	84	84,019
5.75%, 10/01/41	92	93,551
5.80%, 03/01/33	550	577,926
6.25%, 10/01/39	180	195,296
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
2.50%, 05/01/60(a)	$1,814	$1,100,109
2.65%, 08/15/52	529	350,085
4.20%, 09/01/52	230	196,047
4.63%, 05/15/33	271	269,446
4.70%, 01/15/30	35	35,474
Delmarva Power & Light Co., 4.15%, 05/15/45	149	124,679
Dominion Energy Inc.
4.85%, 08/15/52	400	359,885
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	500	533,984
Edison International
4.13%, 03/15/28	233	228,237
5.45%, 06/15/29	75	77,117
5.75%, 06/15/27	219	224,409
El Paso Electric Co.
5.00%, 12/01/44(a)	115	103,459
6.00%, 05/15/35	93	97,261
Enel Americas SA, 4.00%, 10/25/26	1,025	1,007,944
Entergy Louisiana LLC
2.90%, 03/15/51	572	368,683
4.20%, 09/01/48	225	185,830
4.20%, 04/01/50	288	236,930
4.95%, 01/15/45	460	428,196
5.70%, 03/15/54	354	365,459
Entergy Texas Inc.
5.00%, 09/15/52	22	20,688
5.80%, 09/01/53	285	298,364
Eversource Energy
2.55%, 03/15/31	190	164,060
3.45%, 01/15/50	556	404,749
5.00%, 01/01/27	75	75,667
5.13%, 05/15/33	40	40,063
5.45%, 03/01/28	135	138,397
5.50%, 01/01/34	275	280,854
5.85%, 04/15/31	175	183,920
5.95%, 07/15/34	200	210,580
Series M, 3.30%, 01/15/28	393	375,819
Series O, 4.25%, 04/01/29	406	398,475
Series R, 1.65%, 08/15/30	2,292	1,927,431
Exelon Corp.
3.40%, 04/15/26	346	339,845
4.05%, 04/15/30	513	500,055
4.10%, 03/15/52	135	108,971
4.45%, 04/15/46	291	250,933
4.70%, 04/15/50	413	366,240
4.95%, 06/15/35	208	204,223
5.10%, 06/15/45	250	237,680
5.45%, 03/15/34	155	160,165
5.60%, 03/15/53	220	222,929
5.63%, 06/15/35	165	173,368
Florida Power & Light Co.
2.88%, 12/04/51	145	97,396
3.15%, 10/01/49	169	121,573
3.70%, 12/01/47	174	138,830
3.95%, 03/01/48	291	241,878
3.99%, 03/01/49	248	206,854
4.05%, 06/01/42	201	174,602
4.05%, 10/01/44	220	189,147
4.13%, 02/01/42	214	188,445
4.13%, 06/01/48	169	143,430
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 06/01/35	$206	$208,646
5.25%, 02/01/41	115	115,993
5.63%, 04/01/34(a)	346	371,091
5.65%, 02/01/37	112	119,738
5.69%, 03/01/40(a)	90	95,057
5.95%, 02/01/38	161	176,377
5.96%, 04/01/39	175	190,329
Iberdrola International BV, 6.75%, 07/15/36	1,756	2,041,783
ITC Holdings Corp.
3.25%, 06/30/26	118	115,089
3.35%, 11/15/27	224	215,970
5.30%, 07/01/43	443	422,615
National Grid PLC
5.42%, 01/11/34	885	904,888
5.60%, 06/12/28	966	999,477
5.81%, 06/12/33	1,859	1,949,678
National Grid USA, 5.80%, 04/01/35	1,270	1,313,368
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	80	77,602
3.90%, 11/01/28	55	53,853
4.02%, 11/01/32	161	152,934
4.30%, 03/15/49	364	311,973
4.40%, 11/01/48	145	125,404
5.05%, 09/15/28	40	40,891
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(b)	140	139,190
Series C, 8.00%, 03/01/32	218	259,311
Nevada Power Co.
5.90%, 05/01/53	510	539,085
6.00%, 03/15/54	15	16,063
Series EE, 3.13%, 08/01/50	180	121,022
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,653	2,343,390
2.75%, 11/01/29	3,291	3,036,963
3.50%, 04/01/29	1,153	1,103,108
3.55%, 05/01/27	2,705	2,641,300
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	131	122,396
5.25%, 03/15/34	110	111,916
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(b)	60	58,535
6.75%, 06/15/54, (5-year CMT + 2.457%)(b)	13	13,666
NSTAR Electric Co.
1.95%, 08/15/31	322	271,490
3.10%, 06/01/51	338	233,888
3.20%, 05/15/27	1,940	1,882,063
3.25%, 05/15/29	320	304,459
3.95%, 04/01/30	1,138	1,109,873
4.40%, 03/01/44	444	392,707
4.55%, 06/01/52	40	35,800
5.40%, 06/01/34(a)	100	104,411
5.50%, 03/15/40	140	143,299
Ohio Edison Co., 6.88%, 07/15/36	85	98,613
Ohio Power Co.
4.00%, 06/01/49	268	211,573
4.15%, 04/01/48	190	154,384
5.00%, 06/01/33	175	175,033
5.65%, 06/01/34	525	546,408
Series Q, 1.63%, 01/15/31	640	528,376
Series R, 2.90%, 10/01/51	484	307,596
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	475	298,664
3.10%, 09/15/49	488	337,386
3.75%, 04/01/45	358	286,684
Security	Par (000)	Value
Electric (continued)
3.80%, 09/30/47	$177	$141,831
3.80%, 06/01/49	286	227,080
4.10%, 11/15/48	281	233,182
4.55%, 12/01/41	55	50,288
4.60%, 06/01/52	85	75,644
4.95%, 09/15/52	110	104,368
5.25%, 09/30/40	45	44,915
5.30%, 06/01/42	30	29,987
5.35%, 10/01/52	35	34,707
5.55%, 06/15/54(c)	225	230,811
5.65%, 11/15/33	25	26,561
5.75%, 03/15/29	107	112,713
7.00%, 05/01/32	65	74,100
7.25%, 01/15/33	27	31,707
Pacific Gas and Electric Co.
3.50%, 08/01/50	855	590,095
3.95%, 12/01/47	100	75,536
4.20%, 06/01/41	65	52,905
4.25%, 03/15/46	97	76,456
4.30%, 03/15/45	193	154,615
4.40%, 03/01/32(a)	160	151,986
4.45%, 04/15/42	115	95,702
4.50%, 07/01/40	409	354,728
4.55%, 07/01/30	22	21,528
4.60%, 06/15/43	132	111,902
4.75%, 02/15/44	130	111,691
4.95%, 07/01/50	690	601,285
5.25%, 03/01/52	505	456,457
5.90%, 06/15/32	609	631,847
6.15%, 01/15/33	394	415,177
6.75%, 01/15/53	513	561,702
PECO Energy Co.
2.85%, 09/15/51	105	68,475
3.00%, 09/15/49	501	343,506
3.05%, 03/15/51	95	64,665
3.15%, 10/15/25	478	470,414
3.70%, 09/15/47	365	288,310
3.90%, 03/01/48	377	306,959
4.15%, 10/01/44	283	242,297
4.90%, 06/15/33	83	84,059
5.95%, 10/01/36	106	115,431
Potomac Electric Power Co.
4.15%, 03/15/43	565	489,190
5.20%, 03/15/34	45	46,492
5.50%, 03/15/54	116	118,695
6.50%, 11/15/37	197	224,837
PPL Electric Utilities Corp.
3.00%, 10/01/49	190	132,895
3.95%, 06/01/47	87	72,169
4.15%, 10/01/45	35	30,217
4.15%, 06/15/48	184	157,006
4.85%, 02/15/34	90	90,778
5.00%, 05/15/33	536	543,833
5.25%, 05/15/53	668	670,425
6.25%, 05/15/39	30	33,718
Public Service Co. of New Hampshire
3.60%, 07/01/49	810	625,133
5.15%, 01/15/53	120	117,975
5.35%, 10/01/33(a)	345	360,030
Series V, 2.20%, 06/15/31(a)	457	391,666
81
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
2.25%, 09/15/26(a)	$15	$14,372
2.45%, 01/15/30	102	92,119
3.00%, 05/15/27	100	96,652
3.15%, 01/01/50	360	257,883
3.20%, 05/15/29	35	33,276
3.20%, 08/01/49	282	204,884
3.60%, 12/01/47	195	152,303
3.65%, 09/01/28	70	68,167
3.65%, 09/01/42	215	176,255
3.70%, 05/01/28	108	105,576
3.80%, 01/01/43	155	128,953
3.80%, 03/01/46	322	263,058
3.85%, 05/01/49	273	222,694
3.95%, 05/01/42	121	103,060
4.05%, 05/01/48	167	140,955
5.20%, 03/01/34	75	77,538
5.45%, 08/01/53	65	67,074
5.45%, 03/01/54(a)	80	83,027
5.50%, 03/01/40	120	124,329
5.80%, 05/01/37	83	89,904
Public Service Enterprise Group Inc.
1.60%, 08/15/30	1,872	1,577,520
2.45%, 11/15/31	1,587	1,363,015
5.20%, 04/01/29	125	128,296
5.45%, 04/01/34(a)	380	390,813
6.13%, 10/15/33	132	141,986
San Diego Gas & Electric Co.
4.15%, 05/15/48	174	145,712
4.50%, 08/15/40	222	207,354
4.95%, 08/15/28	160	163,279
6.00%, 06/01/39	107	117,971
Series RRR, 3.75%, 06/01/47	168	132,246
Series TTT, 4.10%, 06/15/49	202	166,292
Series UUU, 3.32%, 04/15/50	349	251,226
Series WWW, 2.95%, 08/15/51	84	57,549
Sempra
3.25%, 06/15/27	20	19,332
3.40%, 02/01/28	165	158,962
3.80%, 02/01/38	351	299,071
4.00%, 02/01/48	412	326,979
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	377	353,198
5.50%, 08/01/33	100	103,370
6.00%, 10/15/39	242	253,638
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	122	123,487
Southern California Edison Co.
3.45%, 02/01/52	465	335,424
3.65%, 02/01/50	398	300,795
4.00%, 04/01/47	379	306,667
4.05%, 03/15/42	156	130,898
4.50%, 09/01/40	158	142,735
4.65%, 10/01/43	122	110,705
5.15%, 06/01/29	45	46,246
5.35%, 03/01/26	60	60,704
5.45%, 06/01/31	60	62,510
5.50%, 03/15/40	111	113,096
5.63%, 02/01/36	177	184,653
5.70%, 03/01/53	98	100,353
5.75%, 04/15/54	330	343,255
5.88%, 12/01/53	5	5,244
6.00%, 01/15/34	320	345,172
Security	Par (000)	Value
Electric (continued)
6.05%, 03/15/39	$94	$100,909
6.65%, 04/01/29	221	238,134
Series 04-G, 5.75%, 04/01/35(a)	112	118,274
Series 05-E, 5.35%, 07/15/35	139	142,891
Series 06-E, 5.55%, 01/15/37	50	52,289
Series 08-A, 5.95%, 02/01/38	110	117,323
Series 13-A, 3.90%, 03/15/43	128	104,873
Series 20A, 2.95%, 02/01/51	45	29,832
Series A, 4.20%, 03/01/29	92	90,824
Series B, 3.65%, 03/01/28	72	70,107
Series B, 4.88%, 03/01/49	56	51,625
Series C, 3.60%, 02/01/45	193	148,660
Series C, 4.13%, 03/01/48	342	281,224
Series E, 5.45%, 06/01/52	59	58,536
Toledo Edison Co. (The), 6.15%, 05/15/37(a)	245	269,288
		94,896,561
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,006	862,131
Emerson Electric Co.
2.80%, 12/21/51	150	99,408
5.25%, 11/15/39	15	15,677
		977,216
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29	615	583,876
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27(a)	462	448,573
5.41%, 07/01/32(a)	647	666,834
5.60%, 05/29/34	595	617,833
Amphenol Corp., 2.80%, 02/15/30	41	37,691
Avnet Inc.
3.00%, 05/15/31	340	295,209
5.50%, 06/01/32	430	428,763
Flex Ltd.
4.88%, 06/15/29	453	451,344
4.88%, 05/12/30	744	738,753
5.25%, 01/15/32	75	74,987
Fortive Corp.
3.15%, 06/15/26	77	74,948
4.30%, 06/15/46	82	70,538
Honeywell International Inc.
2.50%, 11/01/26	1,892	1,827,014
3.81%, 11/21/47(a)	122	100,186
4.25%, 01/15/29	60	60,417
4.65%, 07/30/27	100	101,319
4.70%, 02/01/30	100	101,667
4.75%, 02/01/32	100	101,612
4.88%, 09/01/29	75	76,979
4.95%, 09/01/31	70	72,267
5.00%, 03/01/35	310	317,882
5.25%, 03/01/54	205	208,103
5.35%, 03/01/64	275	281,442
5.38%, 03/01/41	165	170,963
5.70%, 03/15/36(a)	171	186,087
5.70%, 03/15/37	153	165,894
Hubbell Inc.
3.15%, 08/15/27	28	26,931
3.35%, 03/01/26	85	83,315
3.50%, 02/15/28	42	40,614
Keysight Technologies Inc.
3.00%, 10/30/29	172	160,191
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
4.60%, 04/06/27	$706	$706,775
Trimble Inc., 4.90%, 06/15/28	355	357,248
Tyco Electronics Group SA, 7.13%, 10/01/37	129	154,588
Vontier Corp.
2.40%, 04/01/28	192	175,664
2.95%, 04/01/31(a)	199	171,976
		10,138,483
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42	225	179,993
5.14%, 03/15/52	1,355	1,028,688
5.39%, 03/15/62	995	749,262
		1,957,943
Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33	40	33,501
3.05%, 03/01/50	340	239,429
5.70%, 05/15/41	50	52,253
6.20%, 03/01/40	40	44,203
Veralto Corp.
5.35%, 09/18/28(c)	511	526,855
5.45%, 09/18/33(c)	725	748,714
Waste Connections Inc.
2.60%, 02/01/30	15	13,722
2.95%, 01/15/52	385	260,790
3.05%, 04/01/50	87	61,104
3.50%, 05/01/29	56	54,104
4.25%, 12/01/28(a)	30	29,854
Waste Management Inc.
2.50%, 11/15/50	410	261,019
3.15%, 11/15/27	50	48,409
4.10%, 03/01/45	37	32,042
4.15%, 07/15/49(a)	231	201,085
		2,607,084
Food — 2.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	171	187,705
Campbell Soup Co.
2.38%, 04/24/30	55	49,101
3.13%, 04/24/50	188	128,364
4.15%, 03/15/28	796	788,907
4.80%, 03/15/48	199	181,019
5.20%, 03/19/27	125	127,603
5.20%, 03/21/29	90	92,539
5.30%, 03/20/26	95	96,132
5.40%, 03/21/34(a)	130	134,433
Conagra Brands Inc.
4.85%, 11/01/28	40	40,320
5.30%, 10/01/26	95	96,331
5.30%, 11/01/38	210	206,669
5.40%, 11/01/48	343	330,809
7.00%, 10/01/28	33	35,834
8.25%, 09/15/30	209	247,229
General Mills Inc.
2.25%, 10/14/31	858	735,972
2.88%, 04/15/30(a)	1,065	976,365
3.00%, 02/01/51	251	168,233
3.20%, 02/10/27	1,242	1,205,524
4.20%, 04/17/28	773	768,201
4.70%, 01/30/27	125	125,719
4.95%, 03/29/33(a)	41	41,389
Security	Par (000)	Value
Food (continued)
5.24%, 11/18/25	$40	$40,004
5.40%, 06/15/40	93	93,889
Hershey Co. (The)
2.45%, 11/15/29	48	44,028
3.13%, 11/15/49	17	12,249
3.38%, 08/15/46(a)	35	26,978
Hormel Foods Corp.
3.05%, 06/03/51	295	206,908
4.80%, 03/30/27	110	111,486
Ingredion Inc.
2.90%, 06/01/30(a)	954	877,023
3.20%, 10/01/26(a)	125	121,674
3.90%, 06/01/50	253	197,388
J.M. Smucker Co. (The)
2.38%, 03/15/30	86	76,863
3.38%, 12/15/27	59	57,329
3.55%, 03/15/50	71	51,561
4.25%, 03/15/35	161	151,257
4.38%, 03/15/45	87	75,856
5.90%, 11/15/28	15	15,838
6.20%, 11/15/33	20	21,807
6.50%, 11/15/43	40	43,867
6.50%, 11/15/53	350	391,397
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, 12/01/52	170	178,771
Kellanova
2.10%, 06/01/30	1,452	1,285,884
3.25%, 04/01/26	1,922	1,883,593
3.40%, 11/15/27(a)	1,202	1,166,832
4.30%, 05/15/28(a)	1,144	1,140,187
5.25%, 03/01/33	200	206,549
5.75%, 05/16/54	70	74,373
Series B, 7.45%, 04/01/31(a)	265	304,654
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	198	203,866
Kraft Heinz Foods Co.
4.38%, 06/01/46	369	315,218
4.88%, 10/01/49	427	389,522
5.00%, 07/15/35	155	156,988
5.00%, 06/04/42	106	99,927
5.20%, 07/15/45	423	404,944
5.50%, 06/01/50	365	364,376
6.50%, 02/09/40	202	224,355
6.88%, 01/26/39	210	242,828
Kroger Co. (The)
2.65%, 10/15/26	113	108,712
3.50%, 02/01/26	74	72,791
3.70%, 08/01/27	74	72,518
3.88%, 10/15/46	102	80,243
3.95%, 01/15/50	193	152,295
4.45%, 02/01/47	326	279,757
4.50%, 01/15/29	65	65,230
4.60%, 08/15/27	170	170,455
4.65%, 09/15/29	400	399,891
4.65%, 01/15/48	137	121,392
4.70%, 08/15/26	135	135,402
4.90%, 09/15/31	200	199,682
5.00%, 09/15/34	275	274,161
5.00%, 04/15/42	89	84,218
5.15%, 08/01/43	131	125,111
5.40%, 07/15/40	162	161,047
5.40%, 01/15/49	95	93,125
83
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.50%, 09/15/54	$275	$269,162
5.65%, 09/15/64	330	322,887
6.90%, 04/15/38	131	150,979
7.50%, 04/01/31	186	213,161
McCormick & Co. Inc./MD
1.85%, 02/15/31(a)	295	248,905
2.50%, 04/15/30	317	284,490
3.40%, 08/15/27	402	391,772
4.20%, 08/15/47(a)	228	201,728
Mondelez International Inc.
2.63%, 09/04/50	143	90,631
2.75%, 04/13/30	58	53,215
4.13%, 05/07/28	35	34,727
Sysco Corp.
2.40%, 02/15/30	119	106,624
3.25%, 07/15/27	109	105,449
3.30%, 02/15/50	185	133,028
4.45%, 03/15/48	104	89,606
4.50%, 04/01/46	87	75,874
4.85%, 10/01/45	133	121,862
5.38%, 09/21/35	25	25,858
5.95%, 04/01/30	177	188,843
6.60%, 04/01/40	92	102,763
6.60%, 04/01/50	330	379,746
Tyson Foods Inc.
3.55%, 06/02/27	130	126,839
4.35%, 03/01/29	20	19,782
4.55%, 06/02/47	168	143,539
5.10%, 09/28/48	282	261,013
5.15%, 08/15/44	65	60,828
		24,824,008
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48	158	134,607
4.40%, 08/15/47	239	204,537
4.80%, 06/15/44	118	107,912
5.00%, 09/15/35(a)	220	220,679
5.15%, 05/15/46	20	19,054
6.00%, 11/15/41(a)	283	302,716
7.30%, 11/15/39	55	65,864
Suzano Austria GmbH
3.13%, 01/15/32	232	197,182
3.75%, 01/15/31	227	206,184
5.00%, 01/15/30	377	369,548
6.00%, 01/15/29	393	400,533
		2,228,816
Gas — 0.7%
Atmos Energy Corp.
2.63%, 09/15/29	10	9,225
2.85%, 02/15/52	130	84,780
3.00%, 06/15/27	15	14,504
3.38%, 09/15/49	282	207,558
4.13%, 10/15/44	179	154,719
4.13%, 03/15/49	167	139,005
4.15%, 01/15/43	16	13,958
4.30%, 10/01/48	75	64,256
5.50%, 06/15/41	43	44,429
National Fuel Gas Co.
2.95%, 03/01/31	129	112,359
3.95%, 09/15/27	420	409,010
Security	Par (000)	Value
Gas (continued)
4.75%, 09/01/28(a)	$70	$69,875
5.50%, 10/01/26	45	45,619
NiSource Inc., 5.35%, 04/01/34	1,000	1,021,508
ONE Gas Inc.
2.00%, 05/15/30(a)	830	729,375
4.25%, 09/01/32	60	58,316
4.50%, 11/01/48	205	179,027
4.66%, 02/01/44(a)	138	125,307
5.10%, 04/01/29	755	775,423
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	570	496,473
3.35%, 06/01/50	213	150,049
5.05%, 05/15/52	212	196,688
5.10%, 02/15/35	75	74,882
5.40%, 06/15/33(a)	100	103,159
Southern California Gas Co.
5.13%, 11/15/40	70	69,129
5.20%, 06/01/33	140	143,755
5.75%, 06/01/53	20	20,817
Series TT, 2.60%, 06/15/26	689	666,936
Series UU, 4.13%, 06/01/48	203	167,691
Series VV, 4.30%, 01/15/49	261	220,912
Series WW, 3.95%, 02/15/50	250	198,741
Series XX, 2.55%, 02/01/30	32	28,953
Southwest Gas Corp.
3.18%, 08/15/51	90	58,114
3.70%, 04/01/28	35	34,085
3.80%, 09/29/46(a)	159	122,013
4.15%, 06/01/49	131	103,878
Spire Missouri Inc., 3.30%, 06/01/51(a)	150	105,909
Washington Gas Light Co.
3.65%, 09/15/49	315	241,546
Series K, 3.80%, 09/15/46	80	62,928
		7,524,911
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	15	10,603
3.25%, 03/01/27	40	39,036
4.10%, 03/01/48	15	12,791
Stanley Black & Decker Inc., 2.30%, 03/15/30	35	30,880
		93,310
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	400	404,725
4.75%, 04/15/43(a)	162	159,611
4.90%, 11/30/46	771	762,894
5.30%, 05/27/40	63	66,554
6.00%, 04/01/39	143	162,119
6.15%, 11/30/37	190	215,353
Agilent Technologies Inc.
2.30%, 03/12/31	80	69,343
2.75%, 09/15/29	713	654,726
3.05%, 09/22/26(a)	515	498,954
Baxter International Inc.
2.54%, 02/01/32(a)	280	239,092
2.60%, 08/15/26	110	105,917
3.13%, 12/01/51	444	296,409
3.50%, 08/15/46(a)	255	187,370
Boston Scientific Corp.
4.55%, 03/01/39	18	17,333
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.70%, 03/01/49(a)	$313	$291,942
6.50%, 11/15/35	160	182,910
7.38%, 01/15/40	113	138,464
Danaher Corp.
2.60%, 10/01/50	275	177,002
2.80%, 12/10/51(a)	453	301,920
4.38%, 09/15/45	122	111,112
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	609	553,346
DH Europe Finance II SARL
2.60%, 11/15/29	46	42,412
3.25%, 11/15/39	338	279,696
3.40%, 11/15/49	393	298,130
Edwards Lifesciences Corp., 4.30%, 06/15/28	1,774	1,753,916
GE HealthCare Technologies Inc., 6.38%, 11/22/52	213	242,615
Medtronic Inc., 4.63%, 03/15/45	422	396,690
Revvity Inc.
2.25%, 09/15/31	170	143,548
3.30%, 09/15/29	36	33,713
3.63%, 03/15/51	161	117,513
Smith & Nephew PLC, 2.03%, 10/14/30	473	406,956
Solventum Corp.
5.60%, 03/23/34(c)	184	187,596
5.90%, 04/30/54(a)(c)	18	18,225
6.00%, 05/15/64(c)	495	497,149
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	851	745,738
3.75%, 03/15/51	417	313,367
Stryker Corp.
2.90%, 06/15/50	118	81,104
4.10%, 04/01/43	124	107,193
4.38%, 05/15/44	127	113,577
4.63%, 03/15/46	256	235,403
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	60	55,549
4.10%, 08/15/47	292	252,471
4.98%, 08/10/30	40	41,361
5.09%, 08/10/33	10	10,321
5.30%, 02/01/44	134	135,289
5.40%, 08/10/43(a)	30	31,186
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31(a)	570	494,392
4.45%, 08/15/45	151	132,087
5.20%, 09/15/34	75	75,544
5.35%, 12/01/28	65	66,995
5.75%, 11/30/39(a)	180	188,121
		13,094,953
Health Care - Services — 3.1%
Aetna Inc.
3.88%, 08/15/47	87	65,959
4.13%, 11/15/42	111	90,806
4.50%, 05/15/42	224	195,068
6.63%, 06/15/36	216	239,445
6.75%, 12/15/37	187	208,600
Centene Corp.
2.45%, 07/15/28	539	493,098
2.50%, 03/01/31	593	503,420
2.63%, 08/01/31	657	556,861
3.00%, 10/15/30	435	386,612
3.38%, 02/15/30	295	270,216
4.25%, 12/15/27	225	219,992
4.63%, 12/15/29	940	914,288
Security	Par (000)	Value
Health Care - Services (continued)
Elevance Health Inc.
2.25%, 05/15/30	$5	$4,425
2.55%, 03/15/31	177	156,181
2.88%, 09/15/29	73	67,860
3.13%, 05/15/50	125	86,809
3.60%, 03/15/51	215	160,840
3.65%, 12/01/27(a)	872	852,626
3.70%, 09/15/49	205	157,816
4.10%, 03/01/28	524	518,298
4.10%, 05/15/32(a)	390	375,286
4.38%, 12/01/47	296	255,490
4.55%, 03/01/48	182	160,331
4.55%, 05/15/52	80	69,764
4.63%, 05/15/42	258	236,897
4.65%, 01/15/43	286	261,977
4.65%, 08/15/44	243	220,600
4.75%, 02/15/33	217	216,186
5.10%, 01/15/44	214	206,218
5.13%, 02/15/53	130	123,821
5.15%, 06/15/29	160	164,687
5.38%, 06/15/34	215	222,613
5.50%, 10/15/32	325	341,810
5.65%, 06/15/54	65	66,702
5.85%, 01/15/36	194	207,418
5.95%, 12/15/34	175	187,877
6.10%, 10/15/52(a)	40	43,420
6.38%, 06/15/37	135	149,979
HCA Inc.
2.38%, 07/15/31	95	80,887
3.50%, 09/01/30	307	286,019
3.50%, 07/15/51	379	265,967
3.63%, 03/15/32	199	180,921
4.13%, 06/15/29	804	784,633
4.50%, 02/15/27	707	704,196
4.63%, 03/15/52	381	322,160
5.13%, 06/15/39	277	267,955
5.25%, 06/15/26	455	456,723
5.25%, 06/15/49	506	469,440
5.45%, 04/01/31	60	61,548
5.45%, 09/15/34	50	50,635
5.50%, 06/01/33	569	582,621
5.50%, 06/15/47	404	390,634
5.60%, 04/01/34	130	133,688
5.88%, 02/01/29	235	244,298
5.90%, 06/01/53	115	117,207
5.95%, 09/15/54	155	158,562
6.00%, 04/01/54	175	180,534
6.10%, 04/01/64	103	105,710
Humana Inc.
3.95%, 03/15/27(a)	47	46,294
3.95%, 08/15/49	178	138,141
4.63%, 12/01/42	224	197,192
4.80%, 03/15/47	227	200,379
4.88%, 04/01/30	59	59,538
4.95%, 10/01/44	351	319,111
5.50%, 03/15/53	5	4,839
5.75%, 12/01/28	25	26,119
5.75%, 04/15/54	73	73,126
5.88%, 03/01/33	105	110,308
5.95%, 03/15/34	200	211,408
ICON Investments Six DAC, 6.00%, 05/08/34	428	450,895
85
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
IQVIA Inc.
5.70%, 05/15/28	$447	$460,662
6.25%, 02/01/29	93	98,265
Laboratory Corp. of America Holdings
2.70%, 06/01/31	515	453,560
2.95%, 12/01/29	175	161,405
3.60%, 09/01/27	123	119,829
4.70%, 02/01/45	436	393,716
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	205	126,960
Series A, 3.93%, 10/01/48	165	130,786
Quest Diagnostics Inc.
2.80%, 06/30/31	763	676,659
2.95%, 06/30/30	833	763,955
3.45%, 06/01/26	784	767,875
4.20%, 06/30/29	550	542,458
4.60%, 12/15/27	85	85,525
4.63%, 12/15/29	125	125,315
4.70%, 03/30/45	186	171,561
5.00%, 12/15/34	125	124,272
UnitedHealth Group Inc.
2.00%, 05/15/30	35	30,839
2.30%, 05/15/31	100	87,272
2.75%, 05/15/40	15	11,204
2.88%, 08/15/29	216	202,552
2.90%, 05/15/50	178	121,172
3.13%, 05/15/60	260	173,015
3.25%, 05/15/51	310	223,611
3.50%, 08/15/39	69	58,032
3.70%, 08/15/49	159	125,104
3.75%, 10/15/47	180	144,146
3.85%, 06/15/28	81	80,005
3.88%, 12/15/28	130	128,189
3.88%, 08/15/59	303	234,401
3.95%, 10/15/42	120	103,084
4.00%, 05/15/29	260	257,261
4.20%, 05/15/32	540	527,099
4.20%, 01/15/47	151	130,257
4.25%, 01/15/29	440	440,093
4.25%, 04/15/47	219	190,247
4.25%, 06/15/48	325	280,667
4.38%, 03/15/42	15	13,644
4.45%, 12/15/48	264	235,940
4.50%, 04/15/33	385	380,616
4.60%, 04/15/27	130	131,521
4.63%, 07/15/35(a)	248	246,109
4.63%, 11/15/41	195	183,661
4.70%, 04/15/29	140	142,608
4.75%, 07/15/26	145	146,404
4.75%, 07/15/45	515	486,424
4.75%, 05/15/52	245	227,239
4.80%, 01/15/30	275	280,578
4.95%, 01/15/32	475	485,100
4.95%, 05/15/62	292	272,901
5.00%, 04/15/34	449	456,261
5.15%, 07/15/34(a)	675	693,635
5.35%, 02/15/33	790	826,867
5.38%, 04/15/54	225	227,456
5.50%, 07/15/44	475	489,331
5.50%, 04/15/64	70	71,086
5.63%, 07/15/54	675	704,884
Security	Par (000)	Value
Health Care - Services (continued)
5.70%, 10/15/40	$128	$134,610
5.75%, 07/15/64	465	487,934
5.80%, 03/15/36	169	182,778
5.88%, 02/15/53	294	317,914
5.95%, 02/15/41	110	118,961
6.05%, 02/15/63	270	296,267
6.50%, 06/15/37	136	155,560
6.63%, 11/15/37	194	225,466
6.88%, 02/15/38	268	317,828
		35,032,620
Holding Companies - Diversified — 0.0%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(c)	509	514,648
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31	153	134,378
3.85%, 01/15/30	49	46,788
3.97%, 08/06/61(a)	72	61,414
6.00%, 01/15/43	102	107,216
PulteGroup Inc.
6.00%, 02/15/35(a)	167	178,438
6.38%, 05/15/33	146	158,818
7.88%, 06/15/32	77	90,840
Toll Brothers Finance Corp., 4.35%, 02/15/28(a)	352	347,832
		1,125,724
Home Furnishings — 0.2%
Leggett & Platt Inc.
3.50%, 11/15/27	82	78,091
3.50%, 11/15/51	197	131,449
4.40%, 03/15/29	195	185,211
Whirlpool Corp.
4.50%, 06/01/46	112	92,166
4.60%, 05/15/50(a)	130	106,156
4.70%, 05/14/32(a)	185	180,394
4.75%, 02/26/29(a)	336	337,511
5.50%, 03/01/33(a)	432	436,475
5.75%, 03/01/34	317	321,719
		1,869,172
Household Products & Wares — 0.6%
Avery Dennison Corp.
2.25%, 02/15/32	190	159,470
2.65%, 04/30/30	82	74,092
4.88%, 12/06/28	87	88,011
5.75%, 03/15/33(a)	366	388,319
Church & Dwight Co. Inc.
3.15%, 08/01/27	129	125,304
3.95%, 08/01/47	45	36,982
5.00%, 06/15/52(a)	312	301,984
5.60%, 11/15/32	65	69,267
Clorox Co. (The)
1.80%, 05/15/30	994	859,212
3.10%, 10/01/27(a)	266	255,764
3.90%, 05/15/28	952	932,732
4.40%, 05/01/29(a)	415	415,656
4.60%, 05/01/32	255	254,231
Kimberly-Clark Corp.
2.75%, 02/15/26	617	602,881
2.88%, 02/07/50(a)	174	122,518
3.10%, 03/26/30	71	67,101
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares (continued)
3.20%, 04/25/29	$914	$877,678
3.90%, 05/04/47	135	112,373
3.95%, 11/01/28(a)	356	353,504
5.30%, 03/01/41	93	95,877
6.63%, 08/01/37	324	381,249
		6,574,205
Insurance — 2.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30(a)	15	18,230
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(b)	368	362,572
Aflac Inc.
3.60%, 04/01/30	62	59,221
4.00%, 10/15/46	10	8,280
4.75%, 01/15/49	37	34,294
Alleghany Corp., 4.90%, 09/15/44	9	8,696
Allstate Corp. (The)
5.35%, 06/01/33	246	255,256
5.55%, 05/09/35	71	74,671
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(b)	195	202,196
American Financial Group Inc./OH
4.50%, 06/15/47	74	65,692
5.25%, 04/02/30(a)	23	23,732
American International Group Inc.
3.88%, 01/15/35	175	161,606
4.20%, 04/01/28	74	72,983
4.38%, 06/30/50	101	87,833
4.50%, 07/16/44	160	142,337
4.80%, 07/10/45	196	182,387
5.13%, 03/27/33	40	40,807
6.25%, 05/01/36	89	97,758
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(b)	71	70,423
Aon Corp.
2.80%, 05/15/30	140	127,523
3.75%, 05/02/29	60	58,115
4.50%, 12/15/28	54	53,945
6.25%, 09/30/40	38	41,323
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	100	87,006
5.00%, 09/12/32	330	334,457
5.35%, 02/28/33	110	113,536
Aon Global Ltd., 4.75%, 05/15/45	12	10,883
Aon North America Inc., 5.75%, 03/01/54	300	310,245
Arch Capital Finance LLC, 5.03%, 12/15/46	154	144,222
Arch Capital Group Ltd.
3.64%, 06/30/50	132	99,632
7.35%, 05/01/34	34	39,861
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	30,558
Arthur J Gallagher & Co.
2.40%, 11/09/31	10	8,450
3.05%, 03/09/52	81	52,505
3.50%, 05/20/51	87	62,779
5.50%, 03/02/33	105	108,759
5.75%, 03/02/53	10	10,148
5.75%, 07/15/54	200	204,369
6.75%, 02/15/54	100	115,388
Assurant Inc.
2.65%, 01/15/32(a)	230	195,322
3.70%, 02/22/30	299	281,388
4.90%, 03/27/28	80	80,077
Security	Par (000)	Value
Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	$55	$49,104
Athene Holding Ltd.
3.45%, 05/15/52	94	62,734
3.95%, 05/25/51	36	26,816
4.13%, 01/12/28	76	74,497
6.15%, 04/03/30	137	145,947
6.65%, 02/01/33	10	10,874
AXA SA, 8.60%, 12/15/30	795	952,226
Axis Specialty Finance LLC
3.90%, 07/15/29	27	26,006
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)(b)	90	84,361
Axis Specialty Finance PLC, 4.00%, 12/06/27	82	80,084
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	20	17,076
2.88%, 03/15/32(a)	40	36,421
3.85%, 03/15/52	215	176,719
4.20%, 08/15/48	276	247,881
4.25%, 01/15/49(a)	411	372,395
5.75%, 01/15/40	167	184,343
Brighthouse Financial Inc., 4.70%, 06/22/47	163	129,352
Brown & Brown Inc.
4.20%, 03/17/32	200	189,356
4.50%, 03/15/29	45	44,738
4.95%, 03/17/52	34	30,692
Chubb Corp. (The)
6.00%, 05/11/37	110	121,073
Series 1, 6.50%, 05/15/38	168	194,167
Chubb INA Holdings LLC
1.38%, 09/15/30	10	8,483
2.85%, 12/15/51	116	79,048
3.05%, 12/15/61	133	88,355
4.15%, 03/13/43	45	39,471
4.35%, 11/03/45	230	206,485
6.70%, 05/15/36	25	28,998
Cincinnati Financial Corp., 6.13%, 11/01/34	55	58,772
CNO Financial Group Inc.
5.25%, 05/30/29	347	347,749
6.45%, 06/15/34	238	248,339
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	115	105,814
Enstar Group Ltd.
3.10%, 09/01/31	40	34,008
4.95%, 06/01/29(a)	12	11,885
Equitable Holdings Inc.
4.35%, 04/20/28	322	317,963
5.00%, 04/20/48	183	170,785
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	207	134,983
3.50%, 10/15/50	35	24,597
4.87%, 06/01/44	25	22,550
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	20	17,962
5.63%, 08/16/32	110	112,156
Fidelity National Financial Inc., 2.45%, 03/15/31	27	23,070
First American Financial Corp., 4.00%, 05/15/30	385	362,328
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	37	36,853
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	30	19,876
3.60%, 08/19/49	88	66,958
87
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.30%, 04/15/43	$32	$28,179
4.40%, 03/15/48	43	37,559
5.95%, 10/15/36	111	119,575
6.10%, 10/01/41	138	147,799
Jackson Financial Inc.
3.13%, 11/23/31	116	100,420
4.00%, 11/23/51	80	58,233
Kemper Corp., 3.80%, 02/23/32(a)	15	13,376
Lincoln National Corp.
3.40%, 01/15/31	25	22,830
3.63%, 12/12/26(a)	41	40,146
3.80%, 03/01/28	90	87,466
4.35%, 03/01/48	98	78,227
4.38%, 06/15/50	88	69,761
6.30%, 10/09/37	55	59,113
7.00%, 06/15/40	48	54,688
Loews Corp., 6.00%, 02/01/35(a)	35	38,078
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(b)	388	379,754
4.15%, 03/04/26	35	34,816
5.38%, 03/04/46	257	260,785
Markel Group Inc.
3.35%, 09/17/29	17	16,034
4.15%, 09/17/50	54	43,169
5.00%, 05/20/49	32	29,163
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	227	200,876
3.75%, 03/14/26	463	458,038
4.20%, 03/01/48	194	165,775
4.35%, 01/30/47	221	192,645
4.38%, 03/15/29	633	635,642
4.75%, 03/15/39	76	73,786
4.90%, 03/15/49	308	291,534
5.40%, 09/15/33	10	10,551
5.70%, 09/15/53(a)	15	15,930
5.88%, 08/01/33	389	423,041
MetLife Inc.
4.05%, 03/01/45	231	194,894
4.13%, 08/13/42	91	79,139
4.55%, 03/23/30	89	90,228
4.60%, 05/13/46(a)	149	136,382
4.72%, 12/15/44	155	142,586
4.88%, 11/13/43	270	256,930
5.38%, 07/15/33(a)	15	15,708
5.70%, 06/15/35	122	130,687
5.88%, 02/06/41	157	167,613
6.40%, 12/15/66	489	515,436
6.50%, 12/15/32(a)	10	11,245
10.75%, 08/01/69	289	393,937
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	1,296	1,380,282
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	38,711
Principal Financial Group Inc.
3.70%, 05/15/29	42	40,591
4.30%, 11/15/46(a)	127	109,340
4.35%, 05/15/43	133	118,060
4.63%, 09/15/42	147	135,428
6.05%, 10/15/36	128	139,184
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (The)
2.45%, 01/15/27	$64	$61,410
3.00%, 03/15/32	100	90,503
3.20%, 03/26/30	5	4,718
3.70%, 01/26/45	75	61,058
3.95%, 03/26/50(a)	96	79,004
4.00%, 03/01/29	34	33,633
4.13%, 04/15/47	222	190,623
4.20%, 03/15/48	167	144,351
4.35%, 04/25/44	122	109,596
4.95%, 06/15/33(a)	60	61,549
6.25%, 12/01/32	52	57,818
6.63%, 03/01/29	35	38,324
Prudential Financial Inc.
1.50%, 03/10/26(a)	130	124,577
2.10%, 03/10/30(a)	77	68,506
3.00%, 03/10/40	15	11,628
3.70%, 10/01/50, (5-year CMT + 3.035%)(b)	180	160,973
3.70%, 03/13/51	331	253,929
3.88%, 03/27/28	105	103,125
3.91%, 12/07/47	159	128,248
3.94%, 12/07/49	279	224,366
4.35%, 02/25/50	236	204,245
4.42%, 03/27/48	27	23,497
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(b)	162	154,704
4.60%, 05/15/44	152	139,392
5.13%, 03/01/52, (5-year CMT + 3.162%)(b)	220	213,769
5.70%, 12/14/36	225	240,226
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(b)	78	77,494
5.75%, 07/15/33(a)	210	229,190
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	305	311,847
6.50%, 03/15/54, (5-year CMT + 2.404%)(b)	240	247,913
6.63%, 12/01/37	223	257,360
6.63%, 06/21/40	151	171,806
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	159	147,873
3.63%, 03/24/32	407	375,432
Reinsurance Group of America Inc.
3.90%, 05/15/29	41	39,718
6.00%, 09/15/33	50	52,720
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	7	6,704
5.75%, 06/05/33	5	5,158
Selective Insurance Group Inc., 5.38%, 03/01/49	15	14,538
Stewart Information Services Corp., 3.60%, 11/15/31	390	334,662
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,920
Travelers Companies Inc. (The)
2.55%, 04/27/50	49	31,297
3.75%, 05/15/46	196	158,300
4.00%, 05/30/47	253	212,582
4.05%, 03/07/48	222	189,047
4.10%, 03/04/49	160	136,524
4.30%, 08/25/45	159	140,487
4.60%, 08/01/43	185	172,855
5.35%, 11/01/40	243	249,038
6.25%, 06/15/37	266	299,061
6.75%, 06/20/36	149	173,874
Travelers Property Casualty Corp., 6.38%, 03/15/33	247	278,301
Trinity Acquisition PLC, 4.40%, 03/15/26	76	75,494
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Unum Group
4.00%, 06/15/29	$15	$14,585
4.13%, 06/15/51	60	45,888
4.50%, 12/15/49	60	49,440
5.75%, 08/15/42	75	74,766
Willis North America Inc.
2.95%, 09/15/29	161	148,754
3.88%, 09/15/49	145	111,809
4.50%, 09/15/28	83	82,626
5.05%, 09/15/48(a)	146	134,052
5.35%, 05/15/33	20	20,386
5.90%, 03/05/54	285	293,238
XL Group Ltd., 5.25%, 12/15/43	360	350,359
		27,359,055
Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	235	201,582
2.70%, 02/09/41	60	42,450
3.15%, 02/09/51	280	191,137
3.25%, 02/09/61	250	164,668
4.00%, 12/06/37	200	177,802
4.20%, 12/06/47	279	233,999
4.40%, 12/06/57	273	230,219
4.50%, 11/28/34	206	198,245
Alphabet Inc.
2.05%, 08/15/50	112	67,407
2.25%, 08/15/60(a)	127	75,904
Amazon.com Inc.
2.50%, 06/03/50	565	361,655
2.70%, 06/03/60	895	556,551
3.10%, 05/12/51	530	381,975
3.15%, 08/22/27	93	90,761
3.25%, 05/12/61	392	274,900
3.88%, 08/22/37	428	393,002
3.95%, 04/13/52	480	403,999
4.05%, 08/22/47	581	505,756
4.10%, 04/13/62	245	205,828
4.25%, 08/22/57	683	600,625
4.70%, 12/01/32	205	210,122
4.80%, 12/05/34	300	308,753
4.95%, 12/05/44	350	353,835
Baidu Inc., 2.38%, 08/23/31	200	172,031
Booking Holdings Inc.
3.55%, 03/15/28	118	114,962
4.63%, 04/13/30	36	36,396
eBay Inc.
2.70%, 03/11/30(a)	70	63,936
3.60%, 06/05/27	59	57,791
3.65%, 05/10/51	340	254,753
4.00%, 07/15/42	284	236,051
Meta Platforms Inc.
4.65%, 08/15/62	205	184,358
5.55%, 08/15/64	500	512,835
5.75%, 05/15/63	68	72,266
		7,936,554
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55	465	295,516
3.95%, 05/01/28	10	9,883
4.40%, 05/01/48(a)	40	35,346
Security	Par (000)	Value
Iron & Steel (continued)
5.20%, 08/01/43(a)	$225	$226,037
6.40%, 12/01/37	219	248,445
Steel Dynamics Inc.
3.25%, 10/15/50	136	92,579
3.45%, 04/15/30	36	33,649
5.38%, 08/15/34	75	76,078
		1,017,533
Leisure Time — 0.0%
Brunswick Corp.
4.40%, 09/15/32(a)	72	67,016
5.10%, 04/01/52	132	107,771
Harley-Davidson Inc., 4.63%, 07/28/45(a)	67	57,263
		232,050
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29(a)	72	67,145
3.70%, 01/15/31	62	56,604
Hyatt Hotels Corp., 5.75%, 04/23/30	81	84,039
Marriott International Inc./MD
5.55%, 10/15/28	20	20,759
Series AA, 4.65%, 12/01/28	80	80,252
Series FF, 4.63%, 06/15/30	262	262,083
Series GG, 3.50%, 10/15/32	237	213,592
Series X, 4.00%, 04/15/28	99	97,103
Sands China Ltd.
2.85%, 03/08/29	380	340,229
3.25%, 08/08/31	359	310,007
4.38%, 06/18/30	35	33,000
5.40%, 08/08/28	455	453,934
		2,018,747
Machinery — 1.9%
ABB Finance USA Inc.
3.80%, 04/03/28(a)	1,103	1,097,514
4.38%, 05/08/42	190	176,244
AGCO Corp., 5.80%, 03/21/34	541	555,851
Caterpillar Financial Services Corp.
2.40%, 08/09/26	591	569,853
4.38%, 08/16/29	50	50,218
4.40%, 10/15/27	50	50,275
4.45%, 10/16/26	50	50,212
4.85%, 02/27/29	70	71,656
Caterpillar Inc.
3.25%, 09/19/49	125	93,096
3.25%, 04/09/50	90	67,175
3.80%, 08/15/42	251	214,348
4.30%, 05/15/44	121	110,114
4.75%, 05/15/64	548	510,174
5.20%, 05/27/41	215	219,572
5.30%, 09/15/35(a)	130	139,990
6.05%, 08/15/36	140	157,983
CNH Industrial Capital LLC
1.45%, 07/15/26	935	882,433
1.88%, 01/15/26	514	494,969
4.55%, 04/10/28	315	314,559
5.10%, 04/20/29	580	591,416
5.45%, 10/14/25(a)	1,998	2,011,788
5.50%, 01/12/29	226	233,631
CNH Industrial NV, 3.85%, 11/15/27(a)	1,854	1,817,318
Deere & Co.
2.88%, 09/07/49(a)	198	139,331
89
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.10%, 04/15/30	$12	$11,280
3.75%, 04/15/50(a)	73	60,668
3.90%, 06/09/42	26	22,676
7.13%, 03/03/31	45	52,250
Dover Corp.
2.95%, 11/04/29	15	13,986
5.38%, 10/15/35	125	131,242
5.38%, 03/01/41	15	15,207
Flowserve Corp.
2.80%, 01/15/32	47	40,111
3.50%, 10/01/30	304	281,089
IDEX Corp., 2.63%, 06/15/31	240	209,399
Ingersoll Rand Inc., 5.70%, 06/15/54(a)	5	5,206
John Deere Capital Corp.
1.75%, 03/09/27	30	28,239
2.25%, 09/14/26	72	69,157
2.45%, 01/09/30	10	9,142
2.65%, 06/10/26	95	92,392
2.80%, 09/08/27	46	44,185
2.80%, 07/18/29	48	44,881
3.05%, 01/06/28	30	28,939
3.40%, 09/11/25	40	39,549
3.45%, 03/07/29	67	64,726
3.90%, 06/07/32	255	244,010
4.35%, 09/15/32(a)	210	208,510
4.75%, 06/08/26	35	35,269
4.85%, 06/11/29	95	97,269
4.90%, 06/11/27	85	86,534
4.95%, 07/14/28	20	20,509
5.10%, 04/11/34	116	119,905
5.15%, 09/08/26	25	25,438
5.15%, 09/08/33	285	297,153
Series 1, 5.05%, 06/12/34	564	580,141
nVent Finance SARL, 4.55%, 04/15/28	57	56,443
Oshkosh Corp.
3.10%, 03/01/30	1,261	1,157,765
4.60%, 05/15/28	1,257	1,256,511
Otis Worldwide Corp.
3.36%, 02/15/50	89	65,367
5.25%, 08/16/28	60	61,740
Rockwell Automation Inc.
2.80%, 08/15/61	180	109,982
3.50%, 03/01/29	78	75,652
4.20%, 03/01/49	87	75,529
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	10	9,757
4.70%, 09/15/28	51	51,182
Xylem Inc./New York
1.95%, 01/30/28	1,683	1,551,249
2.25%, 01/30/31	1,550	1,349,907
3.25%, 11/01/26	2,036	1,981,079
		21,400,945
Manufacturing — 0.9%
3M Co.
2.25%, 09/19/26	1,720	1,644,492
2.38%, 08/26/29	391	354,447
2.88%, 10/15/27(a)	2,620	2,505,888
3.05%, 04/15/30(a)	458	428,670
3.63%, 09/14/28(a)	1,065	1,034,646
Security	Par (000)	Value
Manufacturing (continued)
Carlisle Companies Inc.
2.75%, 03/01/30	$252	$229,222
3.75%, 12/01/27	16	15,611
Eaton Corp.
3.10%, 09/15/27	56	54,285
4.00%, 11/02/32(a)	154	148,574
4.15%, 11/02/42	179	158,939
4.70%, 08/23/52	55	51,686
Illinois Tool Works Inc.
2.65%, 11/15/26	85	82,426
3.90%, 09/01/42	124	107,389
4.88%, 09/15/41(a)	15	14,818
Parker-Hannifin Corp.
3.25%, 06/14/29	38	36,050
4.00%, 06/14/49(a)	242	200,387
4.10%, 03/01/47	53	44,662
4.20%, 11/21/34	61	58,190
4.45%, 11/21/44	71	63,276
6.25%, 05/15/38	72	80,326
Pentair Finance SARL
4.50%, 07/01/29(a)	706	697,210
5.90%, 07/15/32	485	513,102
Teledyne Technologies Inc.
2.25%, 04/01/28	217	200,768
2.75%, 04/01/31	1,841	1,630,982
Textron Inc.
3.00%, 06/01/30	27	24,677
3.65%, 03/15/27	10	9,780
		10,390,503
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31	107	90,781
3.70%, 04/01/51	383	244,341
3.85%, 04/01/61	378	230,115
3.90%, 06/01/52	434	284,377
3.95%, 06/30/62	346	214,135
4.40%, 04/01/33(a)	160	145,678
4.40%, 12/01/61	313	210,840
4.80%, 03/01/50	533	405,106
5.13%, 07/01/49	171	136,751
5.25%, 04/01/53(a)	194	158,564
5.38%, 04/01/38	107	97,191
5.38%, 05/01/47	541	452,597
5.50%, 04/01/63	232	186,655
5.75%, 04/01/48	461	400,950
6.38%, 10/23/35	494	500,171
6.48%, 10/23/45	635	607,531
6.83%, 10/23/55	199	197,537
Comcast Corp.
2.45%, 08/15/52	342	202,662
2.65%, 02/01/30	49	44,802
2.65%, 08/15/62	242	139,631
2.80%, 01/15/51	155	100,234
2.89%, 11/01/51	646	423,623
2.94%, 11/01/56	1,002	636,697
2.99%, 11/01/63	880	542,821
3.20%, 07/15/36	84	70,939
3.25%, 11/01/39	88	70,531
3.40%, 04/01/30	9	8,527
3.40%, 07/15/46	196	148,394
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.45%, 02/01/50	$286	$211,831
3.75%, 04/01/40	146	124,013
3.97%, 11/01/47	358	291,989
4.00%, 08/15/47	211	172,923
4.00%, 03/01/48	246	201,133
4.00%, 11/01/49	412	336,042
4.05%, 11/01/52	419	340,362
4.15%, 10/15/28	55	54,577
4.25%, 10/15/30	87	86,042
4.25%, 01/15/33	85	82,177
4.40%, 08/15/35	58	55,600
4.60%, 10/15/38	160	152,980
4.60%, 08/15/45	221	200,893
4.65%, 07/15/42	382	355,444
4.70%, 10/15/48	511	470,995
4.75%, 03/01/44	220	204,521
4.95%, 10/15/58	423	397,704
5.50%, 05/15/64(a)	216	217,698
6.45%, 03/15/37	408	463,939
6.50%, 11/15/35	165	186,495
6.55%, 07/01/39	70	79,375
6.95%, 08/15/37	173	203,004
7.05%, 03/15/33	125	144,561
Discovery Communications LLC
3.95%, 03/20/28	196	185,675
4.00%, 09/15/55(a)	25	16,545
4.13%, 05/15/29	79	73,730
4.65%, 05/15/50	5	3,652
5.00%, 09/20/37	147	125,452
5.20%, 09/20/47	303	239,261
5.30%, 05/15/49	134	105,838
6.35%, 06/01/40	210	199,939
FactSet Research Systems Inc., 3.45%, 03/01/32	145	130,376
Fox Corp.
3.50%, 04/08/30	19	17,930
4.71%, 01/25/29	36	36,274
5.48%, 01/25/39	243	242,383
5.58%, 01/25/49	389	376,248
6.50%, 10/13/33	5	5,415
Grupo Televisa SAB
5.00%, 05/13/45	200	173,890
5.25%, 05/24/49	157	141,091
6.13%, 01/31/46	210	209,403
6.63%, 01/15/40	155	158,719
NBCUniversal Media LLC
4.45%, 01/15/43	105	94,305
5.95%, 04/01/41	105	111,962
6.40%, 04/30/40	50	55,616
Paramount Global
2.90%, 01/15/27(a)	20	18,968
4.20%, 06/01/29(a)	42	39,476
4.20%, 05/19/32(a)	82	71,283
4.38%, 03/15/43	216	156,161
4.60%, 01/15/45	98	69,444
4.85%, 07/01/42	115	88,949
4.90%, 08/15/44	49	36,996
4.95%, 01/15/31(a)	274	255,040
4.95%, 05/19/50	205	153,186
5.25%, 04/01/44	99	76,790
5.50%, 05/15/33	198	181,796
5.85%, 09/01/43	286	242,290
Security	Par (000)	Value
Media (continued)
5.90%, 10/15/40	$67	$58,110
6.88%, 04/30/36	243	242,712
7.88%, 07/30/30	64	69,570
Thomson Reuters Corp.
5.50%, 08/15/35	45	46,858
5.65%, 11/23/43(a)	67	67,964
5.85%, 04/15/40	11	11,521
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	223	254,080
Time Warner Cable LLC
5.50%, 09/01/41	198	170,557
5.88%, 11/15/40	230	207,637
6.55%, 05/01/37	290	286,626
6.75%, 06/15/39	281	278,695
7.30%, 07/01/38	306	321,454
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5	4,780
2.95%, 06/15/27	51	49,274
3.00%, 02/13/26	40	39,155
3.00%, 07/30/46	107	75,413
4.13%, 06/01/44	261	226,314
4.38%, 08/16/41	215	195,205
Series B, 7.00%, 03/01/32	10	11,528
Series E, 4.13%, 12/01/41	118	104,329
Walt Disney Co. (The)
2.00%, 09/01/29	144	129,332
2.75%, 09/01/49	591	392,109
3.38%, 11/15/26	8	7,833
3.60%, 01/13/51	540	420,448
3.70%, 10/15/25	5	4,959
3.70%, 03/23/27	69	68,147
3.80%, 03/22/30	19	18,506
3.80%, 05/13/60	722	561,430
4.63%, 03/23/40(a)	47	45,285
4.70%, 03/23/50(a)	420	397,445
4.75%, 09/15/44	130	121,803
4.75%, 11/15/46	188	175,236
4.95%, 10/15/45	194	186,908
5.40%, 10/01/43	244	249,453
6.15%, 03/01/37	65	72,453
6.15%, 02/15/41	120	133,417
6.40%, 12/15/35	25	28,353
6.55%, 03/15/33	46	51,999
6.65%, 11/15/37	188	219,070
7.75%, 12/01/45	175	229,423
		22,315,953
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28	35	34,739
Valmont Industries Inc.
5.00%, 10/01/44	35	32,753
5.25%, 10/01/54	100	92,978
		160,470
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	245	227,147
3.75%, 10/01/30	160	145,606
Freeport-McMoRan Inc.
5.40%, 11/14/34	230	234,103
5.45%, 03/15/43	300	292,242
Kinross Gold Corp., 4.50%, 07/15/27	238	236,917
91
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Newmont Corp.
2.25%, 10/01/30	$97	$86,059
2.60%, 07/15/32(a)	286	249,522
2.80%, 10/01/29	106	98,430
4.88%, 03/15/42	384	369,870
5.45%, 06/09/44	23	23,170
6.25%, 10/01/39	351	389,359
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/34(c)	150	154,969
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	82	88,639
6.13%, 12/15/33	227	249,816
7.25%, 03/15/31	112	127,388
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	120	78,450
5.20%, 11/02/40	181	182,721
7.13%, 07/15/28	40	43,848
Rio Tinto Finance USA PLC
4.13%, 08/21/42	100	87,960
4.75%, 03/22/42	172	164,521
5.13%, 03/09/53	105	104,240
Southern Copper Corp.
5.88%, 04/23/45	225	230,005
6.75%, 04/16/40	150	169,026
7.50%, 07/27/35	150	177,042
		4,211,050
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	207	194,095
3.57%, 12/01/31	388	348,697
4.25%, 04/01/28	105	103,200
		645,992
Oil & Gas — 2.8%
Apache Corp.
5.10%, 09/01/40	96	84,843
5.25%, 02/01/42	160	141,058
5.35%, 07/01/49	20	17,087
6.00%, 01/15/37	100	102,719
BP Capital Markets America Inc.
2.77%, 11/10/50	321	208,485
2.94%, 06/04/51	366	245,476
3.00%, 02/24/50	536	366,715
3.00%, 03/17/52(a)	170	115,026
3.02%, 01/16/27	40	38,845
3.07%, 03/30/50(a)	105	97,227
3.38%, 02/08/61	813	563,069
3.41%, 02/11/26	10	9,855
3.59%, 04/14/27	30	29,499
3.63%, 04/06/30	125	120,302
3.94%, 09/21/28	118	116,228
4.23%, 11/06/28	140	139,550
4.89%, 09/11/33	15	15,092
BP Capital Markets PLC
3.28%, 09/19/27	68	66,170
3.72%, 11/28/28	55	53,637
Burlington Resources LLC
5.95%, 10/15/36	70	76,014
7.20%, 08/15/31(a)	245	281,182
7.40%, 12/01/31	159	184,606
Chevron Corp., 3.08%, 05/11/50	266	191,885
Security	Par (000)	Value
Oil & Gas (continued)
Chevron USA Inc.
2.34%, 08/12/50	$144	$88,315
5.25%, 11/15/43	95	98,411
Conoco Funding Co., 7.25%, 10/15/31	325	374,850
ConocoPhillips Co.
4.03%, 03/15/62	405	321,454
4.30%, 11/15/44	232	203,839
4.88%, 10/01/47	35	33,634
5.05%, 09/15/33(a)	55	56,429
5.55%, 03/15/54	186	191,359
5.70%, 09/15/63	150	156,399
5.90%, 10/15/32	277	300,530
5.90%, 05/15/38(a)	375	405,442
5.95%, 03/15/46	250	269,339
6.50%, 02/01/39	491	562,962
6.95%, 04/15/29	624	693,126
Devon Energy Corp.
4.75%, 05/15/42	150	131,470
5.00%, 06/15/45(a)	105	93,688
5.60%, 07/15/41	276	269,344
7.88%, 09/30/31	64	74,287
7.95%, 04/15/32	61	71,515
Diamondback Energy Inc.
3.50%, 12/01/29	479	452,938
4.25%, 03/15/52	110	88,261
4.40%, 03/24/51	93	77,048
5.75%, 04/18/54	200	200,037
5.90%, 04/18/64	396	399,239
6.25%, 03/15/53(a)	108	115,074
Eni USA Inc., 7.30%, 11/15/27	235	253,958
EOG Resources Inc.
3.90%, 04/01/35	112	103,320
4.38%, 04/15/30	53	53,087
4.95%, 04/15/50	218	206,690
EQT Corp.
5.00%, 01/15/29	210	210,618
5.75%, 02/01/34	208	211,849
7.00%, 02/01/30	335	364,763
Exxon Mobil Corp.
3.10%, 08/16/49	288	207,007
3.45%, 04/15/51	663	503,045
3.48%, 03/19/30	25	24,083
3.57%, 03/06/45	128	103,424
4.11%, 03/01/46	365	317,415
4.23%, 03/19/40	337	309,623
4.33%, 03/19/50	540	479,017
Hess Corp.
4.30%, 04/01/27	1,478	1,467,422
5.60%, 02/15/41(a)	62	63,368
6.00%, 01/15/40	66	70,043
7.13%, 03/15/33	403	459,769
7.30%, 08/15/31	583	665,110
7.88%, 10/01/29	562	641,548
Marathon Oil Corp.
4.40%, 07/15/27	394	392,590
6.60%, 10/01/37	239	267,663
6.80%, 03/15/32	298	332,174
Marathon Petroleum Corp.
3.80%, 04/01/28	205	200,545
4.50%, 04/01/48	78	65,367
4.75%, 09/15/44	113	99,324
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 09/15/54	$40	$34,970
5.13%, 12/15/26	156	157,776
6.50%, 03/01/41	306	329,908
Occidental Petroleum Corp.
4.40%, 04/15/46	111	90,877
6.05%, 10/01/54	107	108,742
6.13%, 01/01/31	134	140,961
6.20%, 03/15/40	165	171,343
6.45%, 09/15/36	395	428,249
6.60%, 03/15/46	205	221,344
6.63%, 09/01/30	89	95,706
7.50%, 05/01/31	325	368,152
7.88%, 09/15/31	30	34,534
7.95%, 06/15/39	69	82,956
8.88%, 07/15/30	40	47,195
Ovintiv Inc.
5.38%, 01/01/26	1,210	1,214,434
5.65%, 05/15/28(a)	217	223,381
6.25%, 07/15/33(a)	229	242,014
6.50%, 08/15/34	235	254,484
6.50%, 02/01/38	166	175,887
6.63%, 08/15/37	100	106,627
7.10%, 07/15/53	5	5,643
7.20%, 11/01/31(a)	511	567,131
7.38%, 11/01/31	725	810,491
8.13%, 09/15/30	205	236,651
Phillips 66
3.30%, 03/15/52	55	37,421
3.90%, 03/15/28	76	74,648
4.65%, 11/15/34	358	346,455
4.88%, 11/15/44	377	347,259
5.88%, 05/01/42(a)	282	294,615
Phillips 66 Co.
5.25%, 06/15/31	75	77,148
5.30%, 06/30/33	215	219,997
5.65%, 06/15/54	110	109,984
Shell International Finance BV
3.00%, 11/26/51	520	356,589
3.13%, 11/07/49	235	166,774
3.25%, 04/06/50	390	283,111
3.75%, 09/12/46	208	167,703
4.00%, 05/10/46	425	356,507
4.13%, 05/11/35	712	680,732
4.38%, 05/11/45	495	441,257
4.55%, 08/12/43	60	55,956
6.38%, 12/15/38	536	611,793
Tosco Corp., 8.13%, 02/15/30	410	482,661
TotalEnergies Capital International SA
2.83%, 01/10/30	270	250,999
2.99%, 06/29/41	62	47,056
3.13%, 05/29/50	527	374,377
3.39%, 06/29/60	552	392,700
3.46%, 02/19/29	154	148,891
3.46%, 07/12/49	266	201,278
TotalEnergies Capital SA
3.88%, 10/11/28	293	288,560
5.15%, 04/05/34	85	87,862
5.49%, 04/05/54	385	397,311
5.64%, 04/05/64	362	376,148
Valero Energy Corp.
3.40%, 09/15/26	35	34,175
Security	Par (000)	Value
Oil & Gas (continued)
3.65%, 12/01/51	$209	$149,675
4.00%, 04/01/29	86	84,107
4.00%, 06/01/52	59	45,047
4.35%, 06/01/28	36	35,683
4.90%, 03/15/45(a)	83	76,834
6.63%, 06/15/37	476	525,990
7.50%, 04/15/32	295	342,427
		32,185,568
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	449	441,458
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	755	708,923
3.34%, 12/15/27	1,607	1,558,180
4.08%, 12/15/47	94	78,231
Halliburton Co.
2.92%, 03/01/30	396	364,681
3.80%, 11/15/25	5	4,945
4.50%, 11/15/41	122	108,761
4.75%, 08/01/43	115	105,025
4.85%, 11/15/35(a)	357	352,521
5.00%, 11/15/45(a)	365	342,233
6.70%, 09/15/38	118	134,613
7.45%, 09/15/39	224	273,474
NOV Inc.
3.60%, 12/01/29(a)	322	305,363
3.95%, 12/01/42	137	108,076
Schlumberger Investment SA
2.65%, 06/26/30	479	436,999
4.50%, 05/15/28	25	25,117
4.85%, 05/15/33	45	45,706
		5,394,306
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	88	87,410
5.63%, 05/26/33(a)	155	161,487
Amcor Flexibles North America Inc.
2.63%, 06/19/30	122	108,508
2.69%, 05/25/31(a)	35	30,562
AptarGroup Inc., 3.60%, 03/15/32	15	13,590
Berry Global Inc., 5.65%, 01/15/34(c)	360	367,638
Packaging Corp. of America, 4.05%, 12/15/49	14	11,346
Smurfit Kappa Treasury ULC
5.44%, 04/03/34(c)	260	267,406
5.78%, 04/03/54(c)	213	224,115
Sonoco Products Co.
3.13%, 05/01/30	24	22,195
5.75%, 11/01/40	115	118,567
WestRock MWV LLC
7.95%, 02/15/31	18	20,898
8.20%, 01/15/30	93	107,675
WRKCo Inc.
3.00%, 06/15/33(a)	55	48,007
4.00%, 03/15/28	30	29,422
4.20%, 06/01/32(a)	60	57,836
4.90%, 03/15/29	69	69,832
		1,746,494
Pharmaceuticals — 4.4%
AbbVie Inc.
4.05%, 11/21/39	640	579,341
93
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 11/14/28(a)	$87	$87,273
4.25%, 11/21/49	1,097	956,092
4.30%, 05/14/36	377	361,096
4.40%, 11/06/42	550	505,088
4.45%, 05/14/46	467	423,200
4.50%, 05/14/35	729	715,599
4.70%, 05/14/45	753	707,938
4.85%, 06/15/44	74	71,228
4.88%, 11/14/48	398	382,300
5.40%, 03/15/54	44	45,594
5.50%, 03/15/64	205	212,815
Astrazeneca Finance LLC
4.88%, 03/03/33	415	425,836
5.00%, 02/26/34	55	56,654
AstraZeneca PLC
3.13%, 06/12/27	735	714,252
3.38%, 11/16/25	445	439,160
4.00%, 01/17/29(a)	655	649,568
4.00%, 09/18/42	225	197,401
4.38%, 11/16/45	466	423,814
4.38%, 08/17/48(a)	106	95,769
6.45%, 09/15/37	718	827,478
Becton Dickinson & Co.
3.70%, 06/06/27	947	927,886
4.67%, 06/06/47	473	426,927
4.69%, 12/15/44	317	288,761
Bristol-Myers Squibb Co.
2.55%, 11/13/50	404	250,067
3.25%, 02/27/27	142	138,795
3.25%, 08/01/42	338	262,329
3.70%, 03/15/52	336	258,048
3.90%, 03/15/62	310	236,693
4.25%, 10/26/49	783	667,438
4.35%, 11/15/47	365	317,635
4.50%, 03/01/44	30	27,258
4.55%, 02/20/48	282	253,025
4.63%, 05/15/44	116	107,436
5.00%, 08/15/45	186	181,562
5.55%, 02/22/54	570	588,273
5.65%, 02/22/64	415	427,331
6.25%, 11/15/53	83	93,662
6.40%, 11/15/63	250	286,259
Cardinal Health Inc.
3.41%, 06/15/27	1,309	1,273,070
3.75%, 09/15/25(a)	420	415,340
4.37%, 06/15/47	147	124,103
4.60%, 03/15/43	104	92,014
4.90%, 09/15/45	169	154,366
5.13%, 02/15/29	85	86,984
5.45%, 02/15/34	134	138,773
Cencora Inc.
2.70%, 03/15/31	75	66,555
2.80%, 05/15/30	10	9,089
3.45%, 12/15/27	123	119,268
4.25%, 03/01/45	302	263,595
4.30%, 12/15/47	161	139,407
5.13%, 02/15/34(a)	500	509,161
Cigna Group (The)
2.40%, 03/15/30	351	314,468
3.40%, 03/15/50	247	176,343
3.40%, 03/15/51	334	236,976
Security	Par (000)	Value
Pharmaceuticals (continued)
3.88%, 10/15/47	$285	$223,239
4.13%, 11/15/25	10	9,936
4.38%, 10/15/28	1,020	1,013,931
4.80%, 08/15/38	422	403,874
4.80%, 07/15/46	309	281,267
4.90%, 12/15/48	718	655,272
5.00%, 05/15/29(a)	125	127,513
5.13%, 05/15/31	105	107,688
5.25%, 02/15/34	575	586,965
5.40%, 03/15/33	235	243,496
5.60%, 02/15/54	275	276,566
6.13%, 11/15/41	159	170,920
CVS Health Corp.
2.88%, 06/01/26	63	61,099
3.00%, 08/15/26	30	29,122
3.25%, 08/15/29	71	66,347
3.75%, 04/01/30	53	50,228
4.13%, 04/01/40	15	12,545
4.25%, 04/01/50	71	55,802
4.30%, 03/25/28	905	893,682
4.78%, 03/25/38	1,060	974,754
4.88%, 07/20/35	200	193,282
5.05%, 03/25/48	1,606	1,423,560
5.13%, 07/20/45	788	710,846
5.25%, 02/21/33	340	341,822
5.30%, 06/01/33	80	80,376
5.30%, 12/05/43	312	293,087
5.63%, 02/21/53	340	325,081
5.88%, 06/01/53	200	197,104
6.00%, 06/01/63	290	288,075
6.13%, 09/15/39	171	177,050
6.25%, 06/01/27(a)	119	124,040
Eli Lilly & Co.
2.50%, 09/15/60	105	62,042
3.10%, 05/15/27(a)	78	76,113
3.38%, 03/15/29	42	40,807
3.70%, 03/01/45	146	122,266
3.95%, 05/15/47	90	77,909
3.95%, 03/15/49	525	446,780
4.15%, 03/15/59	365	311,548
4.95%, 02/27/63	45	43,878
5.00%, 02/09/54	160	159,413
5.10%, 02/09/64	290	289,387
5.20%, 08/14/64	100	101,299
5.50%, 03/15/27(a)	60	62,100
5.55%, 03/15/37	142	154,822
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10	9,876
4.20%, 03/18/43(a)	84	74,976
5.38%, 04/15/34(a)	75	79,837
6.38%, 05/15/38	614	702,265
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	25	24,069
Johnson & Johnson
2.45%, 09/01/60	231	139,529
3.50%, 01/15/48(a)	157	127,314
3.70%, 03/01/46	298	251,748
3.75%, 03/03/47	297	250,389
4.38%, 12/05/33(a)	32	32,600
4.50%, 09/01/40	106	103,631
4.50%, 12/05/43(a)	202	197,014
4.85%, 05/15/41(a)	178	180,951
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.95%, 05/15/33(a)	$42	$44,675
5.85%, 07/15/38	232	260,317
5.95%, 08/15/37	188	213,267
McKesson Corp.
3.95%, 02/16/28	94	92,427
4.90%, 07/15/28	67	68,324
5.10%, 07/15/33	687	705,600
Mead Johnson Nutrition Co.
4.60%, 06/01/44	225	202,427
5.90%, 11/01/39	236	251,916
Merck & Co. Inc.
2.45%, 06/24/50	75	46,838
2.75%, 12/10/51	240	157,871
2.90%, 12/10/61	700	438,226
3.40%, 03/07/29	10	9,674
3.60%, 09/15/42	300	248,476
3.70%, 02/10/45	679	556,581
3.90%, 03/07/39	27	24,300
4.00%, 03/07/49	412	347,340
4.15%, 05/18/43	427	380,390
4.30%, 05/17/30	25	25,090
4.50%, 05/17/33(a)	265	265,314
5.15%, 05/17/63	295	293,540
6.50%, 12/01/33	302	345,194
6.55%, 09/15/37	147	170,685
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	205	223,473
Mylan Inc., 5.20%, 04/15/48	99	84,721
Novartis Capital Corp.
2.75%, 08/14/50	155	106,458
4.00%, 11/20/45	180	157,351
4.40%, 05/06/44	81	75,648
Pfizer Inc.
2.70%, 05/28/50(a)	630	421,946
4.00%, 12/15/36	75	70,247
4.00%, 03/15/49	363	306,239
4.13%, 12/15/46	226	194,287
4.20%, 09/15/48	166	143,829
4.40%, 05/15/44	25	23,269
7.20%, 03/15/39	222	271,601
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	636	639,489
5.30%, 05/19/53(a)	897	901,525
5.34%, 05/19/63	1,155	1,146,102
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	5	4,887
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	407	282,897
3.38%, 07/09/60(a)	452	306,746
5.00%, 11/26/28	160	163,067
5.65%, 07/05/44	200	204,195
5.65%, 07/05/54	200	204,139
5.80%, 07/05/64	200	204,506
Utah Acquisition Sub Inc., 5.25%, 06/15/46	124	107,620
Viatris Inc., 4.00%, 06/22/50	507	359,664
Zoetis Inc.
2.00%, 05/15/30	110	96,087
3.00%, 09/12/27	1,281	1,229,685
3.00%, 05/15/50	15	10,346
3.90%, 08/20/28	405	398,105
3.95%, 09/12/47	196	160,459
4.45%, 08/20/48	10	8,882
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 11/13/25	$2,157	$2,151,631
4.70%, 02/01/43	458	425,372
5.40%, 11/14/25	157	158,128
5.60%, 11/16/32(a)	943	993,559
		50,642,157
Pipelines — 3.5%
Boardwalk Pipelines LP
4.45%, 07/15/27(a)	640	636,678
4.80%, 05/03/29	129	128,961
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	110	89,730
3.70%, 11/15/29	704	670,406
5.13%, 06/30/27	113	114,137
Cheniere Energy Inc.
4.63%, 10/15/28	315	311,726
5.65%, 04/15/34(c)	500	514,361
Cheniere Energy Partners LP
3.25%, 01/31/32	237	210,169
4.00%, 03/01/31	36	33,973
4.50%, 10/01/29	95	92,936
5.95%, 06/30/33	201	211,013
Columbia Pipeline Group Inc., 5.80%, 06/01/45	31	31,442
DCP Midstream Operating LP
5.13%, 05/15/29	80	81,310
5.60%, 04/01/44	75	73,891
8.13%, 08/16/30	61	71,250
Enbridge Energy Partners LP
7.38%, 10/15/45	144	170,954
Series B, 7.50%, 04/15/38	142	169,904
Enbridge Inc.
2.50%, 08/01/33	965	798,710
3.13%, 11/15/29	80	74,597
3.40%, 08/01/51	120	85,205
3.70%, 07/15/27	59	57,711
4.00%, 11/15/49	133	105,512
4.25%, 12/01/26	81	80,453
4.50%, 06/10/44	94	81,225
5.25%, 04/05/27(a)	100	101,859
5.30%, 04/05/29	60	61,696
5.50%, 12/01/46	162	162,151
5.63%, 04/05/34	283	292,440
5.70%, 03/08/33	435	453,965
5.90%, 11/15/26	240	246,741
5.95%, 04/05/54	246	255,095
6.00%, 11/15/28	20	21,108
6.20%, 11/15/30	105	113,498
6.70%, 11/15/53	65	73,838
7.20%, 06/27/54, (5-year CMT + 2.970%)(b)	100	103,466
Energy Transfer LP
4.15%, 09/15/29	145	141,523
4.90%, 03/15/35	72	70,219
4.95%, 05/15/28	261	263,318
5.00%, 05/15/44	970	870,981
5.00%, 05/15/50	306	271,787
5.40%, 10/01/47	60	56,151
5.75%, 02/15/33	85	88,268
5.95%, 05/15/54	50	50,384
6.00%, 06/15/48	146	147,329
6.05%, 09/01/54	10	10,208
6.25%, 04/15/49	250	260,027
6.63%, 10/15/36	99	107,860
95
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.50%, 07/01/38	$120	$141,206
EnLink Midstream LLC
5.38%, 06/01/29	723	735,930
5.65%, 09/01/34	50	50,817
Enterprise Products Operating LLC
3.13%, 07/31/29	65	61,582
3.30%, 02/15/53	75	52,493
3.70%, 01/31/51	35	26,823
3.95%, 01/31/60(a)	179	138,029
4.20%, 01/31/50	174	145,967
4.25%, 02/15/48	88	74,727
4.45%, 02/15/43	211	188,089
4.80%, 02/01/49	178	163,257
4.85%, 08/15/42	176	165,621
4.85%, 03/15/44	232	216,762
4.90%, 05/15/46	142	132,943
4.95%, 10/15/54	108	100,508
5.10%, 02/15/45	277	267,915
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(a)(b)	282	264,987
5.70%, 02/15/42	120	123,955
5.95%, 02/01/41	181	193,266
6.13%, 10/15/39	118	128,659
6.45%, 09/01/40	159	177,575
7.55%, 04/15/38	125	153,216
Series D, 6.88%, 03/01/33	58	66,019
Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(b)	199	194,561
Series H, 6.65%, 10/15/34	14	15,724
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	28	24,347
5.00%, 08/15/42	35	31,727
5.00%, 03/01/43	103	92,970
5.40%, 09/01/44	138	131,274
5.50%, 03/01/44	170	164,187
5.63%, 09/01/41	90	88,473
5.80%, 03/15/35	239	248,619
6.38%, 03/01/41	128	134,154
6.50%, 02/01/37	138	149,474
6.50%, 09/01/39	143	154,372
6.55%, 09/15/40	95	101,797
6.95%, 01/15/38	266	299,030
7.30%, 08/15/33	201	231,524
7.40%, 03/15/31(a)	139	156,786
7.50%, 11/15/40(a)	64	75,058
7.75%, 03/15/32	211	244,882
Kinder Morgan Inc.
3.25%, 08/01/50	135	90,502
3.60%, 02/15/51(a)	95	67,827
4.30%, 03/01/28	154	153,201
4.80%, 02/01/33	95	92,925
5.00%, 02/01/29	185	187,533
5.05%, 02/15/46	245	222,921
5.10%, 08/01/29(a)	180	183,440
5.20%, 06/01/33	250	250,798
5.20%, 03/01/48	115	106,121
5.30%, 12/01/34	301	302,998
5.40%, 02/01/34	295	299,654
5.45%, 08/01/52	95	90,467
5.55%, 06/01/45	465	451,594
5.95%, 08/01/54(a)	210	213,865
7.75%, 01/15/32	288	334,033
Security	Par (000)	Value
Pipelines (continued)
7.80%, 08/01/31	$268	$309,638
MPLX LP
4.00%, 03/15/28	169	165,723
4.13%, 03/01/27	531	525,176
4.25%, 12/01/27	76	75,161
4.50%, 04/15/38	253	230,858
4.70%, 04/15/48	319	274,430
4.80%, 02/15/29	167	168,513
4.90%, 04/15/58	212	183,585
4.95%, 03/14/52	120	106,181
5.20%, 03/01/47	332	309,527
5.50%, 02/15/49	321	308,155
Northwest Pipeline LLC, 4.00%, 04/01/27	43	42,267
ONEOK Inc.
2.20%, 09/15/25	1,494	1,453,180
3.10%, 03/15/30	233	215,057
3.25%, 06/01/30	250	231,705
3.40%, 09/01/29	272	256,674
3.95%, 03/01/50	140	106,172
4.00%, 07/13/27	535	528,310
4.20%, 10/03/47	20	15,920
4.25%, 09/15/46	67	54,379
4.35%, 03/15/29	395	390,580
4.45%, 09/01/49	43	35,022
4.50%, 03/15/50	27	22,151
4.55%, 07/15/28	438	437,344
4.85%, 02/01/49	100	87,521
4.95%, 07/13/47	97	86,457
5.15%, 10/15/43(a)	43	40,512
5.55%, 11/01/26	265	269,981
5.65%, 11/01/28	220	228,538
5.80%, 11/01/30	65	68,587
5.85%, 01/15/26	517	523,489
6.05%, 09/01/33	418	441,566
6.10%, 11/15/32	305	324,144
6.35%, 01/15/31	200	214,679
6.63%, 09/01/53	110	121,239
7.15%, 01/15/51	46	52,280
ONEOK Partners LP
6.13%, 02/01/41(a)	30	30,959
6.20%, 09/15/43	141	146,546
6.65%, 10/01/36	242	266,770
6.85%, 10/15/37	228	253,559
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	139	130,832
4.70%, 06/15/44	16	13,792
5.15%, 06/01/42	59	54,597
6.65%, 01/15/37	226	245,523
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	489	482,979
4.50%, 05/15/30	181	179,081
5.00%, 03/15/27	629	633,281
5.88%, 06/30/26	182	184,425
Spectra Energy Partners LP
3.38%, 10/15/26	168	163,763
4.50%, 03/15/45	256	218,570
5.95%, 09/25/43	231	235,914
Targa Resources Corp.
4.20%, 02/01/33	372	346,586
4.95%, 04/15/52	200	177,050
5.50%, 02/15/35	35	35,530
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.13%, 03/15/33	$50	$53,126
6.15%, 03/01/29	75	79,289
6.25%, 07/01/52	35	36,718
6.50%, 03/30/34	383	418,339
6.50%, 02/15/53(a)	195	213,504
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	305	282,990
4.88%, 02/01/31	45	44,189
5.50%, 03/01/30	208	211,088
TC PipeLines LP, 3.90%, 05/25/27	296	289,388
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	186,139
7.00%, 10/15/28	166	179,295
7.63%, 04/01/37	20	23,641
Texas Eastern Transmission LP, 7.00%, 07/15/32	463	516,522
TransCanada PipeLines Ltd.
4.10%, 04/15/30	93	90,612
4.25%, 05/15/28	117	115,822
4.63%, 03/01/34	365	354,725
4.75%, 05/15/38	55	52,133
4.88%, 05/15/48	121	111,253
5.10%, 03/15/49(a)	178	169,641
5.60%, 03/31/34(a)	167	173,744
5.85%, 03/15/36	199	207,547
6.10%, 06/01/40	91	96,485
6.20%, 10/15/37	289	309,377
7.25%, 08/15/38	138	162,332
7.63%, 01/15/39	277	337,337
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	173	136,233
4.00%, 03/15/28	38	37,219
4.45%, 08/01/42	100	90,111
4.60%, 03/15/48	207	180,096
5.40%, 08/15/41	83	82,578
Valero Energy Partners LP, 4.50%, 03/15/28	207	205,812
Western Midstream Operating LP
4.05%, 02/01/30	305	291,529
4.50%, 03/01/28	25	24,627
4.75%, 08/15/28(a)	55	54,747
5.25%, 02/01/50	195	175,221
5.30%, 03/01/48	151	135,239
5.45%, 11/15/34	150	148,939
5.45%, 04/01/44	80	74,154
5.50%, 08/15/48	70	63,769
6.15%, 04/01/33	495	518,693
6.35%, 01/15/29	40	42,180
Williams Companies Inc. (The)
3.75%, 06/15/27	53	51,902
4.85%, 03/01/48	206	185,251
4.90%, 01/15/45	122	110,206
5.10%, 09/15/45	250	232,718
5.40%, 03/04/44	142	138,094
5.75%, 06/24/44	72	72,711
5.80%, 11/15/43	143	145,289
5.80%, 11/15/54	150	153,130
6.30%, 04/15/40	333	356,675
8.75%, 03/15/32	91	110,720
Series A, 7.50%, 01/15/31(a)	50	56,602
		39,771,489
Security	Par (000)	Value
Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31(a)	$564	$485,884
4.88%, 03/01/26	2,847	2,849,480
5.50%, 04/01/29(a)	110	113,783
5.95%, 08/15/34	110	116,149
Jones Lang LaSalle Inc., 6.88%, 12/01/28	5	5,397
		3,570,693
Real Estate Investment Trusts — 3.9%
Agree LP
2.60%, 06/15/33	125	102,289
4.80%, 10/01/32	20	19,620
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	443	347,537
2.00%, 05/18/32	125	101,531
2.75%, 12/15/29	18	16,340
2.95%, 03/15/34	145	122,424
3.00%, 05/18/51	220	140,047
3.38%, 08/15/31	10	9,129
3.55%, 03/15/52	200	141,236
3.95%, 01/15/27	61	59,958
3.95%, 01/15/28(a)	128	125,334
4.00%, 02/01/50	209	160,536
4.50%, 07/30/29	188	186,176
4.70%, 07/01/30	118	117,431
4.85%, 04/15/49	145	128,241
4.90%, 12/15/30(a)	24	24,250
American Assets Trust LP, 3.38%, 02/01/31	24	20,374
American Homes 4 Rent LP
3.38%, 07/15/51	35	24,039
3.63%, 04/15/32	180	163,405
4.25%, 02/15/28	43	42,230
4.30%, 04/15/52	22	17,810
4.90%, 02/15/29	31	31,151
American Tower Corp.
1.88%, 10/15/30	115	97,588
2.10%, 06/15/30	265	230,514
2.30%, 09/15/31	306	259,953
2.70%, 04/15/31	195	171,780
2.75%, 01/15/27	80	76,609
2.90%, 01/15/30	316	289,278
2.95%, 01/15/51(a)	275	181,975
3.10%, 06/15/50	285	194,312
3.13%, 01/15/27	308	297,711
3.38%, 10/15/26	451	439,680
3.55%, 07/15/27	355	344,742
3.60%, 01/15/28	315	304,765
3.70%, 10/15/49	214	162,317
3.80%, 08/15/29	342	328,256
3.95%, 03/15/29	62	60,100
4.40%, 02/15/26	394	392,009
5.45%, 02/15/34	100	103,203
5.55%, 07/15/33	335	346,909
5.90%, 11/15/33	255	270,682
AvalonBay Communities Inc.
2.05%, 01/15/32	230	195,176
2.30%, 03/01/30	67	59,904
3.20%, 01/15/28	18	17,311
3.30%, 06/01/29	37	35,224
3.90%, 10/15/46	91	73,799
4.15%, 07/01/47(a)	80	67,449
5.00%, 02/15/33	290	292,571
97
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Boston Properties LP
2.45%, 10/01/33(a)	$533	$414,331
2.55%, 04/01/32	296	240,570
2.75%, 10/01/26	673	641,006
2.90%, 03/15/30	121	106,733
3.25%, 01/30/31(a)	362	318,477
3.40%, 06/21/29	189	174,521
3.65%, 02/01/26	493	482,428
4.50%, 12/01/28	173	168,526
5.75%, 01/15/35	150	149,297
6.50%, 01/15/34(a)	155	164,411
Brixmor Operating Partnership LP
2.50%, 08/16/31	95	80,959
3.90%, 03/15/27	91	88,973
4.05%, 07/01/30	102	97,718
4.13%, 06/15/26	134	132,418
4.13%, 05/15/29	98	95,114
Camden Property Trust
2.80%, 05/15/30	19	17,385
3.15%, 07/01/29	52	49,067
3.35%, 11/01/49	19	13,685
4.10%, 10/15/28	31	30,476
COPT Defense Properties LP
2.00%, 01/15/29(a)	325	285,758
2.25%, 03/15/26	995	954,363
2.75%, 04/15/31	147	126,087
2.90%, 12/01/33	75	61,271
Crown Castle Inc.
2.10%, 04/01/31(a)	357	299,765
2.25%, 01/15/31	318	271,643
2.50%, 07/15/31(a)	337	288,517
3.10%, 11/15/29	155	143,340
3.25%, 01/15/51(a)	311	216,145
3.30%, 07/01/30	302	278,658
3.65%, 09/01/27	177	172,096
3.70%, 06/15/26	172	168,897
3.80%, 02/15/28	1,539	1,496,305
4.00%, 03/01/27	138	136,014
4.00%, 11/15/49	122	96,965
4.15%, 07/01/50	182	148,921
4.30%, 02/15/29	929	912,074
4.45%, 02/15/26	940	935,125
4.75%, 05/15/47(a)	200	177,283
4.80%, 09/01/28	45	45,208
5.00%, 01/11/28	435	438,927
5.10%, 05/01/33	650	650,552
5.20%, 02/15/49	149	140,601
5.60%, 06/01/29	115	119,201
5.80%, 03/01/34(a)	204	213,511
CubeSmart LP
2.50%, 02/15/32	140	119,372
3.00%, 02/15/30(a)	40	36,643
4.38%, 02/15/29	15	14,762
Digital Realty Trust LP
3.60%, 07/01/29(a)	905	865,551
3.70%, 08/15/27	122	118,988
4.45%, 07/15/28	115	114,196
5.55%, 01/15/28	600	613,702
DOC DR LLC
2.63%, 11/01/31	30	25,768
3.95%, 01/15/28	29	28,345
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.30%, 03/15/27	$99	$98,192
EPR Properties
3.60%, 11/15/31	50	44,056
4.95%, 04/15/28	210	207,390
Equinix Inc.
1.80%, 07/15/27	76	70,655
2.15%, 07/15/30	607	530,037
2.50%, 05/15/31	305	264,989
2.90%, 11/18/26	95	91,756
2.95%, 09/15/51	201	130,391
3.00%, 07/15/50(a)	212	140,699
3.20%, 11/18/29	680	635,374
3.40%, 02/15/52	125	88,755
ERP Operating LP
1.85%, 08/01/31	26	21,829
2.50%, 02/15/30	168	151,979
3.00%, 07/01/29	79	74,067
3.25%, 08/01/27	38	36,897
3.50%, 03/01/28	47	45,598
4.00%, 08/01/47	27	21,769
4.15%, 12/01/28	33	32,682
4.50%, 06/01/45	50	44,009
Essex Portfolio LP
2.65%, 03/15/32	265	226,967
2.65%, 09/01/50(a)	35	21,366
3.00%, 01/15/30	10	9,199
4.00%, 03/01/29	55	53,385
Extra Space Storage LP
2.35%, 03/15/32	130	107,809
2.40%, 10/15/31	120	101,960
3.88%, 12/15/27	19	18,572
4.00%, 06/15/29	9	8,727
5.50%, 07/01/30(a)	25	25,949
Federal Realty OP LP
3.20%, 06/15/29(a)	621	579,024
3.25%, 07/15/27	360	346,339
3.50%, 06/01/30	475	443,235
4.50%, 12/01/44	238	198,158
5.38%, 05/01/28	615	627,857
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	140	122,266
4.00%, 01/15/30	138	130,159
4.00%, 01/15/31	107	99,199
5.30%, 01/15/29	226	227,986
5.75%, 06/01/28	158	161,330
Healthcare Realty Holdings LP
2.00%, 03/15/31	10	8,218
3.10%, 02/15/30	20	18,187
Healthpeak OP LLC
3.00%, 01/15/30	338	311,396
3.25%, 07/15/26	15	14,637
3.50%, 07/15/29	264	250,923
6.75%, 02/01/41	151	169,148
Highwoods Realty LP
3.05%, 02/15/30	87	76,870
4.20%, 04/15/29	72	68,776
7.65%, 02/01/34(a)	100	112,481
Host Hotels & Resorts LP
Series F, 4.50%, 02/01/26	301	298,796
Series H, 3.38%, 12/15/29	137	126,294
Series I, 3.50%, 09/15/30	245	223,997
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Series J, 2.90%, 12/15/31	$89	$76,657
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,250
2.70%, 01/15/34	110	90,115
4.15%, 04/15/32(a)	120	113,087
Kilroy Realty LP
2.50%, 11/15/32	300	234,258
3.05%, 02/15/30	145	126,810
4.25%, 08/15/29	311	290,811
4.75%, 12/15/28	12	11,771
Kimco Realty OP LLC
2.80%, 10/01/26	36	34,704
3.70%, 10/01/49	88	67,172
3.80%, 04/01/27	101	98,913
4.13%, 12/01/46(a)	135	107,704
4.25%, 04/01/45	120	100,643
4.45%, 09/01/47	48	40,297
4.60%, 02/01/33(a)	190	185,850
Kite Realty Group LP, 4.00%, 10/01/26	35	34,379
Kite Realty Group Trust, 4.75%, 09/15/30	35	34,649
Mid-America Apartments LP
1.70%, 02/15/31	210	174,933
2.75%, 03/15/30	35	32,006
3.95%, 03/15/29(a)	20	19,611
NNN REIT Inc.
2.50%, 04/15/30	12	10,667
3.00%, 04/15/52	50	32,190
3.10%, 04/15/50	93	62,049
3.50%, 04/15/51	80	57,792
4.30%, 10/15/28	7	6,907
4.80%, 10/15/48	31	27,477
5.60%, 10/15/33	25	25,677
Omega Healthcare Investors Inc.
3.25%, 04/15/33	280	236,587
3.38%, 02/01/31	142	126,552
3.63%, 10/01/29	240	223,346
Piedmont Operating Partnership LP
2.75%, 04/01/32(a)	5	3,927
3.15%, 08/15/30	57	48,692
9.25%, 07/20/28	310	342,694
Prologis LP
2.13%, 04/15/27	98	92,700
2.25%, 04/15/30	88	78,612
3.00%, 04/15/50	268	182,761
3.25%, 10/01/26	32	31,287
3.88%, 09/15/28	131	128,389
4.38%, 02/01/29	81	80,876
4.38%, 09/15/48	60	52,612
4.63%, 01/15/33	125	124,053
4.75%, 06/15/33	290	289,609
4.88%, 06/15/28	100	101,664
5.13%, 01/15/34(a)	170	173,818
Public Storage Operating Co.
2.25%, 11/09/31	265	226,542
2.30%, 05/01/31	55	48,041
5.35%, 08/01/53	20	20,182
Realty Income Corp.
1.80%, 03/15/33	150	117,433
2.85%, 12/15/32	310	266,038
3.25%, 06/15/29	21	19,900
3.25%, 01/15/31	85	78,071
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.40%, 01/15/30(a)	$38	$35,781
3.65%, 01/15/28	67	65,232
4.00%, 07/15/29(a)	49	47,852
4.90%, 07/15/33(a)	120	119,262
5.63%, 10/13/32	380	398,470
Regency Centers LP
2.95%, 09/15/29	99	91,606
3.60%, 02/01/27	48	46,929
4.13%, 03/15/28	40	39,435
4.40%, 02/01/47	153	130,254
4.65%, 03/15/49	117	102,327
Sabra Health Care LP
3.20%, 12/01/31	121	104,978
3.90%, 10/15/29	108	101,008
5.13%, 08/15/26	428	428,941
Simon Property Group LP
2.20%, 02/01/31	120	103,859
2.25%, 01/15/32	290	246,334
2.45%, 09/13/29	250	227,542
2.65%, 07/15/30	25	22,680
2.65%, 02/01/32	50	43,502
3.25%, 09/13/49	252	178,597
3.80%, 07/15/50(a)	41	31,748
4.25%, 10/01/44	90	76,783
4.25%, 11/30/46(a)	146	123,241
4.75%, 03/15/42	135	125,058
5.50%, 03/08/33	383	399,534
6.75%, 02/01/40(a)	203	230,266
Store Capital LLC
2.70%, 12/01/31	35	29,382
4.50%, 03/15/28	35	34,104
4.63%, 03/15/29	38	36,957
Sun Communities Operating LP
4.20%, 04/15/32	65	60,341
5.70%, 01/15/33	125	127,225
Tanger Properties LP, 3.88%, 07/15/27	15	14,604
UDR Inc.
1.90%, 03/15/33	260	204,863
2.10%, 08/01/32	10	8,130
2.10%, 06/15/33(a)	65	51,156
3.00%, 08/15/31	129	115,487
3.10%, 11/01/34	18	15,069
3.20%, 01/15/30	41	38,056
4.40%, 01/26/29	31	30,620
Ventas Realty LP
2.50%, 09/01/31	174	148,703
3.00%, 01/15/30	152	139,070
3.85%, 04/01/27	58	56,858
4.00%, 03/01/28	46	45,007
4.38%, 02/01/45(a)	80	67,934
4.40%, 01/15/29	196	194,033
4.75%, 11/15/30	255	254,913
4.88%, 04/15/49	125	112,599
5.70%, 09/30/43	81	82,020
VICI Properties LP
4.75%, 02/15/28	317	316,111
4.95%, 02/15/30	259	257,614
5.13%, 05/15/32(a)	370	365,211
5.63%, 05/15/52	163	154,533
Welltower OP LLC
2.05%, 01/15/29	95	85,433
99
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.70%, 02/15/27	$77	$74,031
2.75%, 01/15/31	195	173,510
2.75%, 01/15/32	415	360,534
2.80%, 06/01/31	280	248,250
3.10%, 01/15/30	260	240,777
4.13%, 03/15/29	200	196,239
4.25%, 04/01/26	49	48,675
4.25%, 04/15/28	134	132,555
4.95%, 09/01/48	145	137,123
6.50%, 03/15/41	212	234,704
Weyerhaeuser Co.
4.00%, 11/15/29	276	267,809
4.00%, 04/15/30	265	255,909
6.95%, 10/01/27	244	259,600
7.38%, 03/15/32	655	751,918
WP Carey Inc.
2.25%, 04/01/33	115	92,549
3.85%, 07/15/29(a)	107	103,007
		44,840,095
Retail — 2.3%
AutoNation Inc.
3.80%, 11/15/27	156	150,598
3.85%, 03/01/32	76	69,572
4.75%, 06/01/30	249	245,983
AutoZone Inc.
3.75%, 04/18/29	74	71,498
5.05%, 07/15/26(a)	20	20,202
5.20%, 08/01/33	35	35,545
6.55%, 11/01/33(a)	25	27,658
Best Buy Co. Inc.
1.95%, 10/01/30(a)	2,395	2,067,341
4.45%, 10/01/28	2,004	2,001,684
Costco Wholesale Corp.
1.60%, 04/20/30	73	63,620
1.75%, 04/20/32	51	42,649
Darden Restaurants Inc., 4.55%, 02/15/48	61	51,685
Dollar General Corp.
3.50%, 04/03/30	15	13,861
4.13%, 04/03/50	72	55,239
5.50%, 11/01/52	15	14,276
Dollar Tree Inc.
3.38%, 12/01/51	105	70,345
4.20%, 05/15/28	73	71,634
Home Depot Inc. (The)
1.88%, 09/15/31	15	12,721
2.13%, 09/15/26	49	47,038
2.38%, 03/15/51	140	85,113
2.50%, 04/15/27	145	139,111
2.70%, 04/15/30	187	172,022
2.75%, 09/15/51	150	98,406
2.80%, 09/14/27	650	625,491
2.95%, 06/15/29	1,086	1,027,038
3.13%, 12/15/49	142	101,773
3.25%, 04/15/32	445	410,690
3.30%, 04/15/40	22	18,003
3.35%, 09/15/25	468	462,291
3.35%, 04/15/50	132	98,782
3.50%, 09/15/56	309	231,596
3.63%, 04/15/52	215	167,390
3.90%, 12/06/28	753	745,850
3.90%, 06/15/47	283	235,767
Security	Par (000)	Value
Retail (continued)
4.20%, 04/01/43	$226	$200,362
4.25%, 04/01/46	293	259,251
4.40%, 03/15/45	318	288,579
4.50%, 09/15/32	360	362,333
4.50%, 12/06/48	296	269,464
4.75%, 06/25/29	190	194,101
4.85%, 06/25/31	290	297,058
4.88%, 06/25/27(a)	215	219,084
4.88%, 02/15/44	317	306,251
4.90%, 04/15/29	140	143,922
4.95%, 09/30/26	100	101,465
4.95%, 06/25/34	335	343,337
4.95%, 09/15/52	60	57,983
5.15%, 06/25/26	345	350,479
5.30%, 06/25/54	110	112,246
5.40%, 09/15/40	192	199,532
5.40%, 06/25/64	160	164,469
5.88%, 12/16/36	800	880,522
5.95%, 04/01/41	225	247,998
Lowe's Companies Inc.
1.70%, 10/15/30	200	169,999
2.50%, 04/15/26	138	133,767
2.63%, 04/01/31	356	315,652
3.00%, 10/15/50	240	158,502
3.10%, 05/03/27	77	74,451
3.38%, 09/15/25	82	80,863
3.65%, 04/05/29	95	91,830
3.70%, 04/15/46	262	201,329
3.75%, 04/01/32	490	459,905
4.05%, 05/03/47	367	296,920
4.25%, 04/01/52	314	257,141
4.38%, 09/15/45(a)	210	180,051
4.45%, 04/01/62	406	331,566
4.50%, 04/15/30	222	222,240
4.55%, 04/05/49	107	92,499
4.65%, 04/15/42(a)	271	247,002
5.00%, 04/15/33	320	325,268
5.00%, 04/15/40	34	32,875
5.13%, 04/15/50	165	155,426
5.50%, 10/15/35	253	265,390
5.63%, 04/15/53	145	146,417
5.80%, 09/15/62	160	162,909
5.85%, 04/01/63	95	97,268
6.50%, 03/15/29(a)	102	111,153
McDonald's Corp.
2.13%, 03/01/30	18	16,044
2.63%, 09/01/29	11	10,180
3.60%, 07/01/30	15	14,392
3.63%, 09/01/49	356	271,665
3.70%, 02/15/42	19	15,513
3.80%, 04/01/28	20	19,686
4.20%, 04/01/50	122	102,195
4.45%, 03/01/47	148	130,629
4.45%, 09/01/48	112	98,583
4.60%, 05/26/45	169	153,319
4.70%, 12/09/35	72	71,522
4.88%, 07/15/40	123	118,480
4.88%, 12/09/45	467	440,233
5.15%, 09/09/52	65	63,217
5.70%, 02/01/39	153	162,908
6.30%, 10/15/37	232	260,130
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.30%, 03/01/38	$202	$225,983
O'Reilly Automotive Inc., 4.20%, 04/01/30	49	48,071
Starbucks Corp.
2.25%, 03/12/30	26	23,238
3.35%, 03/12/50	159	114,149
3.50%, 03/01/28	64	62,228
3.50%, 11/15/50	299	221,395
3.55%, 08/15/29	72	69,504
3.75%, 12/01/47	135	104,755
4.00%, 11/15/28	50	49,374
4.30%, 06/15/45	112	96,568
4.45%, 08/15/49	218	188,885
4.50%, 11/15/48	247	216,239
Target Corp.
2.35%, 02/15/30	71	64,553
2.65%, 09/15/30(a)	60	55,178
3.38%, 04/15/29	107	103,944
3.63%, 04/15/46	411	331,322
3.90%, 11/15/47	118	98,176
4.00%, 07/01/42	375	331,298
4.50%, 09/15/32	166	166,862
6.35%, 11/01/32	320	360,906
6.50%, 10/15/37	352	405,706
7.00%, 01/15/38	145	175,626
TJX Companies Inc. (The)
2.25%, 09/15/26	10	9,603
3.88%, 04/15/30	97	94,798
4.50%, 04/15/50	214	198,224
Tractor Supply Co.
1.75%, 11/01/30(a)	662	561,271
5.25%, 05/15/33	180	184,212
		25,872,095
Semiconductors — 3.3%
Applied Materials Inc.
1.75%, 06/01/30	458	398,225
2.75%, 06/01/50	292	199,965
3.30%, 04/01/27(a)	987	964,949
3.90%, 10/01/25	223	221,540
4.35%, 04/01/47	301	273,574
4.80%, 06/15/29	95	97,159
5.10%, 10/01/35(a)	241	251,566
5.85%, 06/15/41	212	232,667
Broadcom Inc.
2.60%, 02/15/33(c)	140	117,411
3.14%, 11/15/35(c)	401	335,202
3.19%, 11/15/36(c)	264	218,514
3.42%, 04/15/33(c)	431	383,765
3.47%, 04/15/34(c)	522	461,267
3.50%, 02/15/41(c)	445	355,543
3.75%, 02/15/51(c)	725	563,477
4.15%, 11/15/30	53	51,549
4.15%, 04/15/32(c)	20	19,074
4.30%, 11/15/32	165	159,144
4.93%, 05/15/37(c)	650	635,373
5.00%, 04/15/30	253	260,113
Intel Corp.
1.60%, 08/12/28	939	829,512
2.00%, 08/12/31(a)	316	259,665
2.45%, 11/15/29	230	203,810
2.60%, 05/19/26	914	878,645
3.05%, 08/12/51	270	167,924
Security	Par (000)	Value
Semiconductors (continued)
3.10%, 02/15/60	$222	$130,657
3.15%, 05/11/27	1,139	1,090,440
3.20%, 08/12/61	168	98,568
3.25%, 11/15/49	348	225,932
3.73%, 12/08/47	303	216,047
3.75%, 08/05/27	538	522,201
3.90%, 03/25/30	322	305,710
4.00%, 08/05/29	70	67,405
4.00%, 12/15/32(a)	410	377,641
4.10%, 05/19/46(a)	171	132,107
4.10%, 05/11/47	105	80,782
4.15%, 08/05/32(a)	180	168,652
4.25%, 12/15/42	162	131,503
4.60%, 03/25/40	20	17,594
4.75%, 03/25/50	494	414,201
4.80%, 10/01/41	315	279,166
4.88%, 02/10/26	289	288,567
4.88%, 02/10/28	236	235,976
4.90%, 07/29/45	395	343,974
4.90%, 08/05/52	225	191,563
4.95%, 03/25/60(a)	264	222,461
5.05%, 08/05/62	117	98,377
5.13%, 02/10/30	95	95,810
5.15%, 02/21/34(a)	200	198,242
5.20%, 02/10/33(a)	710	706,637
5.70%, 02/10/53	259	247,513
5.90%, 02/10/63	175	169,179
KLA Corp.
3.30%, 03/01/50	37	27,353
4.95%, 07/15/52(a)	35	33,925
5.00%, 03/15/49	20	19,404
5.25%, 07/15/62(a)	120	119,917
Lam Research Corp.
1.90%, 06/15/30	815	712,746
2.88%, 06/15/50	206	140,885
3.13%, 06/15/60	187	125,636
3.75%, 03/15/26	359	355,270
4.00%, 03/15/29	823	813,428
4.88%, 03/15/49	251	240,524
Marvell Technology Inc.
2.95%, 04/15/31	75	66,987
5.75%, 02/15/29	15	15,646
5.95%, 09/15/33	80	85,005
Micron Technology Inc.
2.70%, 04/15/32	223	190,931
3.48%, 11/01/51	259	183,931
4.66%, 02/15/30	25	24,940
5.33%, 02/06/29	56	57,359
5.88%, 02/09/33	125	131,528
NVIDIA Corp.
2.00%, 06/15/31	1,693	1,480,186
2.85%, 04/01/30	1,943	1,821,834
3.20%, 09/16/26	5,245	5,152,752
NXP BV/NXP Funding LLC
5.35%, 03/01/26	228	229,393
5.55%, 12/01/28	470	485,107
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	202	174,595
2.65%, 02/15/32	215	184,439
3.13%, 02/15/42	35	25,601
3.15%, 05/01/27(a)	67	64,607
101
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 05/11/41	$235	$178,141
3.25%, 11/30/51	200	137,342
3.40%, 05/01/30	180	168,400
4.30%, 06/18/29	393	387,682
4.40%, 06/01/27(a)	245	244,239
5.00%, 01/15/33(a)	330	329,988
Qorvo Inc., 4.38%, 10/15/29	55	52,989
Qualcomm Inc.
4.30%, 05/20/47	260	231,541
4.50%, 05/20/52	190	170,929
4.65%, 05/20/35	135	136,120
4.80%, 05/20/45	216	208,506
6.00%, 05/20/53	145	162,046
Texas Instruments Inc.
1.75%, 05/04/30	760	665,997
1.90%, 09/15/31	310	267,096
2.25%, 09/04/29	993	908,490
2.70%, 09/15/51	303	201,474
2.90%, 11/03/27(a)	513	494,004
3.65%, 08/16/32	390	372,176
3.88%, 03/15/39	97	89,094
4.15%, 05/15/48	459	401,954
4.60%, 02/08/27	55	55,560
4.60%, 02/15/28	656	665,573
4.60%, 02/08/29	220	224,302
4.85%, 02/08/34	685	706,247
4.90%, 03/14/33	70	72,544
5.05%, 05/18/63	30	29,453
5.15%, 02/08/54	20	20,226
TSMC Arizona Corp.
1.75%, 10/25/26	727	685,651
2.50%, 10/25/31	300	261,657
3.25%, 10/25/51	340	262,682
3.88%, 04/22/27	85	83,716
4.13%, 04/22/29	133	131,932
4.25%, 04/22/32	310	306,445
4.50%, 04/22/52	290	280,220
		38,154,883
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	290	263,199
3.48%, 12/01/27	209	201,773
4.20%, 05/01/30	358	346,914
		811,886
Software — 3.4%
Adobe Inc.
2.15%, 02/01/27	797	760,905
2.30%, 02/01/30(a)	2,884	2,618,372
4.80%, 04/04/29	100	102,580
4.85%, 04/04/27	85	86,379
4.95%, 04/04/34	215	222,046
Autodesk Inc.
2.40%, 12/15/31	1,240	1,067,808
2.85%, 01/15/30	202	185,759
3.50%, 06/15/27	1,103	1,077,399
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	70	60,910
2.90%, 12/01/29	464	425,901
3.40%, 06/27/26	2,127	2,078,842
Concentrix Corp., 6.85%, 08/02/33(a)	130	135,832
Security	Par (000)	Value
Software (continued)
Electronic Arts Inc.
1.85%, 02/15/31	$370	$313,575
2.95%, 02/15/51	365	249,644
4.80%, 03/01/26	25	25,014
Fidelity National Information Services Inc.
4.50%, 08/15/46	27	23,039
5.10%, 07/15/32(a)	530	542,767
Fiserv Inc.
3.50%, 07/01/29	55	52,673
4.40%, 07/01/49	402	344,570
5.63%, 08/21/33	20	20,924
Intuit Inc.
1.65%, 07/15/30	150	128,826
5.20%, 09/15/33	620	646,028
5.50%, 09/15/53	210	220,602
Microsoft Corp.
2.40%, 08/08/26	2,226	2,157,817
2.50%, 09/15/50	27	17,783
2.53%, 06/01/50	385	256,661
2.68%, 06/01/60(a)	276	178,633
2.92%, 03/17/52	690	494,530
3.04%, 03/17/62	210	147,204
3.13%, 11/03/25	1,894	1,869,161
3.30%, 02/06/27	1,844	1,815,441
3.45%, 08/08/36	503	459,788
3.50%, 02/12/35	1,489	1,401,298
3.50%, 11/15/42	25	21,615
3.95%, 08/08/56	360	310,647
4.00%, 02/12/55(a)	505	450,646
4.10%, 02/06/37	445	436,717
4.20%, 11/03/35	205	204,973
4.25%, 02/06/47(a)	260	251,201
4.45%, 11/03/45	70	69,082
4.50%, 10/01/40	65	65,871
4.50%, 02/06/57	170	165,384
5.30%, 02/08/41(a)	135	154,549
Oracle Corp.
2.95%, 04/01/30	5	4,588
3.25%, 05/15/30	97	90,500
3.60%, 04/01/40	190	152,860
3.60%, 04/01/50	749	546,858
3.80%, 11/15/37	107	91,951
3.85%, 07/15/36	309	271,620
3.85%, 04/01/60	702	505,356
3.90%, 05/15/35	402	363,037
3.95%, 03/25/51	519	400,837
4.00%, 07/15/46	716	569,355
4.00%, 11/15/47	468	369,875
4.10%, 03/25/61	367	277,756
4.13%, 05/15/45	406	331,426
4.30%, 07/08/34	500	472,874
4.38%, 05/15/55	412	338,532
4.50%, 07/08/44	232	201,189
4.90%, 02/06/33	120	120,145
5.38%, 07/15/40	501	495,641
5.55%, 02/06/53	366	362,608
6.13%, 07/08/39	346	373,386
6.25%, 11/09/32	702	764,800
6.50%, 04/15/38	379	422,727
6.90%, 11/09/52	435	506,404
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Roper Technologies Inc.
2.95%, 09/15/29	$6	$5,582
3.80%, 12/15/26	64	63,025
Salesforce Inc.
2.90%, 07/15/51	358	242,909
3.70%, 04/11/28	4,614	4,542,776
ServiceNow Inc., 1.40%, 09/01/30	791	671,547
VMware LLC
3.90%, 08/21/27	635	624,185
4.65%, 05/15/27	67	67,122
4.70%, 05/15/30	662	661,137
Workday Inc.
3.50%, 04/01/27	70	68,468
3.70%, 04/01/29	505	488,314
3.80%, 04/01/32	730	685,923
		38,474,709
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30	60	54,625
4.38%, 07/16/42	95	84,000
4.38%, 04/22/49	283	247,925
4.70%, 07/21/32	215	212,826
6.13%, 11/15/37	85	92,478
6.13%, 03/30/40	345	370,840
6.38%, 03/01/35	238	264,026
AT&T Inc.
3.30%, 02/01/52	340	236,792
3.50%, 09/15/53	1,125	799,985
3.50%, 02/01/61	280	192,486
3.55%, 09/15/55	1,240	876,041
3.65%, 06/01/51	485	359,163
3.65%, 09/15/59	1,048	737,094
3.80%, 12/01/57	1,079	790,289
3.85%, 06/01/60	277	202,918
4.10%, 02/15/28(a)	10	9,882
4.30%, 12/15/42	330	286,640
4.35%, 03/01/29	21	20,930
4.35%, 06/15/45	92	79,401
4.50%, 05/15/35	653	622,809
4.50%, 03/09/48	321	277,090
4.55%, 03/09/49	231	199,973
4.75%, 05/15/46	378	341,741
4.80%, 06/15/44	10	9,086
4.85%, 03/01/39	272	261,612
4.85%, 07/15/45(a)	70	64,016
4.90%, 08/15/37	98	95,390
5.15%, 03/15/42	102	99,044
5.15%, 11/15/46	215	206,142
5.15%, 02/15/50	221	211,439
5.25%, 03/01/37	423	425,866
5.35%, 09/01/40	217	215,577
5.45%, 03/01/47	175	175,279
5.55%, 08/15/41(a)	167	168,944
5.65%, 02/15/47(a)	245	253,481
5.70%, 03/01/57	174	173,866
6.00%, 08/15/40	103	108,100
6.30%, 01/15/38	125	139,355
6.38%, 03/01/41	110	120,096
6.55%, 02/15/39	5	5,597
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	85	64,065
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 07/29/49	$33	$27,931
4.46%, 04/01/48	93	80,791
Series US-4, 3.65%, 03/17/51	5	3,783
Series US-6, 3.20%, 02/15/52	80	55,219
British Telecommunications PLC
5.13%, 12/04/28(a)	402	410,429
9.63%, 12/15/30	1,326	1,664,451
Cisco Systems Inc.
2.50%, 09/20/26	524	507,277
2.95%, 02/28/26	278	272,638
4.80%, 02/26/27(a)	145	147,353
4.85%, 02/26/29	155	159,261
4.90%, 02/26/26	95	95,922
4.95%, 02/26/31	70	72,359
5.05%, 02/26/34	55	56,973
5.30%, 02/26/54	254	262,002
5.35%, 02/26/64	30	30,978
5.50%, 01/15/40	619	655,673
5.90%, 02/15/39	642	710,332
Corning Inc.
4.38%, 11/15/57	260	214,281
4.70%, 03/15/37(a)	10	9,686
5.45%, 11/15/79(a)	157	152,449
5.75%, 08/15/40	10	10,329
5.85%, 11/15/68(a)	23	23,783
Deutsche Telekom International Finance BV
8.75%, 06/15/30(d)	372	446,911
9.25%, 06/01/32	10	12,701
Juniper Networks Inc.
3.75%, 08/15/29	37	35,464
5.95%, 03/15/41	120	122,512
Koninklijke KPN NV, 8.38%, 10/01/30	1,645	1,944,451
Motorola Solutions Inc.
2.30%, 11/15/30	70	61,046
4.60%, 02/23/28	236	236,753
4.60%, 05/23/29	147	147,366
5.50%, 09/01/44	30	30,317
5.60%, 06/01/32(a)	130	135,723
Nokia OYJ
4.38%, 06/12/27	1,835	1,815,126
6.63%, 05/15/39	24	25,375
Orange SA
5.38%, 01/13/42	238	237,241
5.50%, 02/06/44	146	147,885
9.00%, 03/01/31	932	1,144,572
Rogers Communications Inc.
2.90%, 11/15/26	35	33,753
3.63%, 12/15/25	10	9,846
3.70%, 11/15/49	279	206,804
4.30%, 02/15/48(a)	158	129,895
4.35%, 05/01/49	302	250,456
4.50%, 03/15/43	96	83,413
4.55%, 03/15/52	170	144,016
5.00%, 03/15/44(a)	262	243,046
5.45%, 10/01/43	175	170,343
7.50%, 08/15/38	254	304,056
Sprint Capital Corp., 8.75%, 03/15/32	250	307,987
Telefonica Emisiones SA
4.10%, 03/08/27	332	328,343
4.67%, 03/06/38	10	9,225
4.90%, 03/06/48	228	202,325
103
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.21%, 03/08/47	$449	$414,925
5.52%, 03/01/49	159	153,823
7.05%, 06/20/36	526	598,367
Telefonica Europe BV, 8.25%, 09/15/30	379	442,361
TELUS Corp.
2.80%, 02/16/27	1,012	969,708
3.70%, 09/15/27	776	756,353
4.30%, 06/15/49	42	34,428
4.60%, 11/16/48	239	206,695
T-Mobile USA Inc.
2.63%, 02/15/29	20	18,451
2.88%, 02/15/31	500	447,985
3.00%, 02/15/41	175	130,655
3.30%, 02/15/51	656	463,984
3.38%, 04/15/29	90	85,547
3.40%, 10/15/52	525	373,631
3.50%, 04/15/31	580	538,758
3.60%, 11/15/60	516	366,999
3.75%, 04/15/27	10	9,816
3.88%, 04/15/30	547	526,215
4.38%, 04/15/40	260	234,583
4.50%, 04/15/50	778	674,540
5.20%, 01/15/33	127	129,847
5.65%, 01/15/53	230	235,912
5.80%, 09/15/62	231	238,724
Verizon Communications Inc.
2.36%, 03/15/32	325	275,923
2.55%, 03/21/31	315	277,004
2.88%, 11/20/50	491	324,360
2.99%, 10/30/56	772	495,460
3.00%, 03/22/27	70	67,750
3.00%, 11/20/60(a)	397	249,610
3.15%, 03/22/30	58	54,079
3.55%, 03/22/51	767	577,403
3.70%, 03/22/61	703	517,901
3.85%, 11/01/42	138	114,759
3.88%, 02/08/29	22	21,494
4.00%, 03/22/50	66	53,836
4.02%, 12/03/29	74	72,430
4.13%, 03/16/27	114	113,092
4.13%, 08/15/46	215	181,647
4.27%, 01/15/36	808	760,933
4.33%, 09/21/28	11	10,966
4.40%, 11/01/34	633	607,990
4.50%, 08/10/33	532	516,786
4.52%, 09/15/48	345	308,373
4.67%, 03/15/55	350	318,014
4.75%, 11/01/41	166	157,598
4.81%, 03/15/39	362	349,227
4.86%, 08/21/46	673	636,420
5.01%, 04/15/49(a)	137	136,016
5.01%, 08/21/54	330	313,806
5.05%, 05/09/33(a)	85	86,537
5.25%, 03/16/37	861	881,546
5.50%, 03/16/47	282	295,018
5.85%, 09/15/35	110	116,982
6.40%, 09/15/33	75	82,760
6.55%, 09/15/43	270	310,572
7.75%, 12/01/30(a)	95	111,374
Vodafone Group PLC
4.25%, 09/17/50	321	262,126
Security	Par (000)	Value
Telecommunications (continued)
4.38%, 05/30/28(a)	$217	$218,652
4.88%, 06/19/49	366	330,576
5.00%, 05/30/38	95	93,697
5.13%, 06/19/59	29	26,424
5.25%, 05/30/48	545	521,405
6.15%, 02/27/37	154	167,201
6.25%, 11/30/32(a)	167	183,051
7.88%, 02/15/30(a)	497	575,618
		44,576,483
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27	547	526,596
3.55%, 11/19/26	1,837	1,787,164
3.90%, 11/19/29	900	860,758
6.05%, 05/14/34(a)	409	423,833
Mattel Inc., 5.45%, 11/01/41	30	28,083
		3,626,434
Transportation — 2.2%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	229	159,606
3.55%, 02/15/50	303	235,005
3.90%, 08/01/46	155	128,693
4.05%, 06/15/48	215	181,580
4.13%, 06/15/47	185	158,401
4.15%, 04/01/45	10	8,668
4.15%, 12/15/48	189	161,482
4.38%, 09/01/42	18	16,326
4.40%, 03/15/42	10	9,129
4.70%, 09/01/45	113	105,593
4.90%, 04/01/44	15	14,462
4.95%, 09/15/41	48	46,968
5.05%, 03/01/41	45	44,559
5.20%, 04/15/54	15	15,028
5.40%, 06/01/41	45	46,153
5.75%, 05/01/40	31	32,996
6.15%, 05/01/37	30	33,655
6.20%, 08/15/36	15	16,854
Canadian National Railway Co.
2.45%, 05/01/50	330	207,126
3.20%, 08/02/46	428	322,437
3.65%, 02/03/48	411	331,351
4.45%, 01/20/49	270	245,396
5.85%, 11/01/33	55	60,007
6.20%, 06/01/36	183	204,377
6.25%, 08/01/34	207	232,932
6.38%, 11/15/37	172	196,508
6.90%, 07/15/28	40	43,742
Canadian Pacific Railway Co.
2.05%, 03/05/30	162	142,937
3.10%, 12/02/51	545	379,247
4.00%, 06/01/28	20	19,715
4.20%, 11/15/69	164	130,206
4.80%, 09/15/35	78	76,791
4.80%, 08/01/45	180	168,292
5.95%, 05/15/37	36	38,451
6.13%, 09/15/2115	214	228,054
7.13%, 10/15/31	62	70,833
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,945	1,924,430
CSX Corp.
2.40%, 02/15/30	231	209,006
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.60%, 11/01/26	$15	$14,478
3.25%, 06/01/27	10	9,751
3.35%, 09/15/49	166	122,350
3.80%, 03/01/28	10	9,856
3.80%, 11/01/46	216	174,955
3.80%, 04/15/50	96	77,511
3.95%, 05/01/50	204	168,341
4.10%, 03/15/44	203	175,417
4.25%, 03/15/29	368	367,551
4.25%, 11/01/66	237	194,300
4.30%, 03/01/48	299	260,792
4.40%, 03/01/43	39	35,165
4.50%, 03/15/49	173	154,726
4.50%, 08/01/54	225	200,443
4.65%, 03/01/68	55	48,749
4.75%, 05/30/42	169	159,845
4.75%, 11/15/48	139	129,611
5.50%, 04/15/41	143	147,421
6.00%, 10/01/36	61	67,011
6.15%, 05/01/37	238	265,004
6.22%, 04/30/40	135	150,191
FedEx Corp.
3.10%, 08/05/29	124	116,601
3.88%, 08/01/42	82	66,825
3.90%, 02/01/35	50	46,183
4.05%, 02/15/48	212	171,274
4.10%, 04/15/43	76	63,556
4.10%, 02/01/45	156	128,414
4.25%, 05/15/30(a)	103	102,162
4.40%, 01/15/47	148	125,685
4.55%, 04/01/46	321	280,639
4.75%, 11/15/45	303	272,508
4.90%, 01/15/34	39	39,413
4.95%, 10/17/48(a)	97	89,380
5.10%, 01/15/44	168	161,098
5.25%, 05/15/50(a)	343	331,633
Norfolk Southern Corp.
2.55%, 11/01/29	193	176,560
2.90%, 06/15/26	5	4,864
2.90%, 08/25/51	195	128,326
3.15%, 06/01/27	10	9,674
3.16%, 05/15/55	161	108,118
3.40%, 11/01/49	184	135,082
3.70%, 03/15/53	65	49,651
3.80%, 08/01/28	290	284,813
3.94%, 11/01/47	304	247,014
3.95%, 10/01/42	178	150,402
4.05%, 08/15/52	360	293,837
4.10%, 05/15/49	142	117,546
4.10%, 05/15/2121	133	101,379
4.15%, 02/28/48	233	196,751
4.45%, 06/15/45	143	127,478
4.65%, 01/15/46	123	112,409
4.84%, 10/01/41	233	222,591
5.05%, 08/01/30	90	92,872
5.10%, 12/31/49	15	13,476
7.80%, 05/15/27	35	37,949
Ryder System Inc.
1.75%, 09/01/26	122	115,228
2.85%, 03/01/27	67	64,306
2.90%, 12/01/26(a)	319	307,592
Security	Par (000)	Value
Transportation (continued)
3.35%, 09/01/25	$700	$689,357
4.30%, 06/15/27(a)	63	62,543
5.25%, 06/01/28	549	560,415
5.30%, 03/15/27	575	584,234
5.38%, 03/15/29	100	102,942
5.50%, 06/01/29	132	136,594
5.65%, 03/01/28	540	557,468
6.30%, 12/01/28(a)	545	581,331
6.60%, 12/01/33(a)	455	503,275
Union Pacific Corp.
2.95%, 03/10/52	156	106,791
2.97%, 09/16/62	220	138,200
3.25%, 02/05/50	392	287,364
3.35%, 08/15/46	88	66,339
3.38%, 02/01/35	85	76,044
3.50%, 02/14/53	289	218,883
3.55%, 05/20/61	97	70,003
3.60%, 09/15/37	15	13,179
3.75%, 02/05/70	158	116,194
3.80%, 10/01/51	346	277,552
3.80%, 04/06/71	203	150,833
3.84%, 03/20/60	290	224,618
3.85%, 02/14/72	122	92,374
3.88%, 02/01/55	228	181,784
3.95%, 09/10/28	45	44,667
3.95%, 08/15/59(a)	233	185,973
4.00%, 04/15/47	148	123,369
4.05%, 11/15/45(a)	97	82,754
4.05%, 03/01/46	180	152,591
4.10%, 09/15/67	186	148,293
4.30%, 03/01/49	238	207,814
4.50%, 09/10/48	283	256,367
6.63%, 02/01/29	38	41,650
United Parcel Service Inc.
2.50%, 09/01/29	20	18,420
3.40%, 03/15/29	132	127,535
3.40%, 11/15/46	125	97,849
3.40%, 09/01/49(a)	287	217,289
3.63%, 10/01/42	101	82,529
3.75%, 11/15/47	409	325,506
4.25%, 03/15/49	316	272,882
4.45%, 04/01/30	117	118,153
4.88%, 11/15/40	368	358,166
5.15%, 05/22/34(a)	125	129,543
5.20%, 04/01/40(a)	150	151,464
5.30%, 04/01/50	240	242,720
6.20%, 01/15/38	729	818,639
		24,676,243
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	10	8,252
3.10%, 06/01/51	113	75,082
3.25%, 09/15/26	20	19,395
3.50%, 03/15/28	29	27,809
3.50%, 06/01/32	65	58,571
3.85%, 03/30/27	48	47,059
4.55%, 11/07/28(a)	78	78,108
4.70%, 04/01/29(a)	88	88,050
4.90%, 03/15/33	195	192,617
5.20%, 03/15/44	92	87,250
5.40%, 03/15/27	25	25,451
105
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
5.45%, 09/15/33	$355	$364,216
6.05%, 03/15/34	510	541,875
6.05%, 06/05/54	300	314,868
6.90%, 05/01/34	325	366,873
		2,295,476
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27	120	114,171
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	106	96,891
3.45%, 06/01/29	142	136,262
3.45%, 05/01/50	335	249,910
3.75%, 09/01/28	89	86,996
3.75%, 09/01/47	91	72,214
4.00%, 12/01/46	191	158,671
4.15%, 06/01/49	238	199,710
4.20%, 09/01/48	244	207,744
4.30%, 12/01/42	87	77,020
4.30%, 09/01/45	115	101,057
6.59%, 10/15/37	192	221,551
Essential Utilities Inc.
2.70%, 04/15/30	89	80,311
3.35%, 04/15/50	226	159,408
3.57%, 05/01/29	89	85,408
4.28%, 05/01/49	382	315,830
4.80%, 08/15/27	50	50,345
5.30%, 05/01/52	197	189,353
5.38%, 01/15/34	50	51,056
United Utilities PLC, 6.88%, 08/15/28	63	67,869
		2,607,606
Total Long-Term Investments — 98.4% (Cost: $1,190,791,852)		1,122,435,097
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	70,587,091	$70,629,444
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(e)(f)	4,560,000	4,560,000
Total Short-Term Securities — 6.6% (Cost: $75,150,200)		75,189,444
Total Investments — 105.0% (Cost: $1,265,942,052)		1,197,624,541
Liabilities in Excess of Other Assets — (5.0)%		(57,161,081)
Net Assets — 100.0%		$1,140,463,460

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$83,545,184	$—	$(12,923,233)(a)	$(2,723)	$10,216	$70,629,444	70,587,091	$103,201 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	3,700,000 (a)	—	—	—	4,560,000	4,560,000	79,025	—
				$(2,723)	$10,216	$75,189,444		$182,226	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Aware USD Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,122,435,097	$—	$1,122,435,097
Short-Term Securities
Money Market Funds	75,189,444	—	—	75,189,444
	$75,189,444	$1,122,435,097	$—	$1,197,624,541
See notes to financial statements.
107
2024 iShares Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
August 31, 2024

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$877,772,664	$3,487,473,505	$1,122,435,097
Investments, at value—affiliated(c)	48,149,624	158,304,961	75,189,444
Cash	4,129	273,009	—
Receivables:
Investments sold	—	11,475,784	—
Securities lending income—affiliated	10,994	2,264	13,830
TBA sales commitments	—	11,774,205	—
Capital shares sold	36,033	89,439	—
Dividends—affiliated	5,752	696,407	9,317
Interest—unaffiliated	8,745,717	25,674,919	13,639,188
Total assets	934,724,913	3,695,764,493	1,211,286,876
LIABILITIES
Bank overdraft	—	—	11,971
Cash received as collateral for TBA commitments	—	584,000	—
Collateral on securities loaned, at value	44,580,856	2,349,215	70,637,680
TBA sales commitments, at value(d)	—	11,790,629	—
Payables:
Investments purchased	36,033	157,670,229	—
Investment advisory fees	90,643	286,675	173,765
Total liabilities	44,707,532	172,680,748	70,823,416
Commitments and contingent liabilities
NET ASSETS	$890,017,381	$3,523,083,745	$1,140,463,460
NET ASSETS CONSIST OF
Paid-in capital	$917,973,118	$3,751,300,387	$1,247,610,115
Accumulated loss	(27,955,737)	(228,216,642)	(107,146,655)
NET ASSETS	$890,017,381	$3,523,083,745	$1,140,463,460
NET ASSET VALUE
Shares outstanding	35,650,000	73,300,000	48,650,000
Net asset value	$24.97	$48.06	$23.44
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$876,229,417	$3,654,650,181	$1,190,791,852
(b) Securities loaned, at value	$40,652,546	$2,263,151	$66,335,075
(c) Investments, at cost—affiliated	$48,127,410	$158,209,136	$75,150,200
(d) Proceeds from TBA sales commitments	$—	$11,774,205	$—
See notes to financial statements.
Statements of Assets and Liabilities
108

Statements of Operations (unaudited)
Six Months Ended August 31, 2024

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF	iShares ESG Aware U.S. Aggregate Bond ETF	iShares ESG Aware USD Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$86,292	$4,936,358	$79,025
Interest—unaffiliated	16,804,537	65,734,715	24,142,471
Securities lending income—affiliated—net	59,231	32,601	103,201
Other income—unaffiliated	120	5	136
Total investment income	16,950,180	70,703,679	24,324,833
EXPENSES
Investment advisory	524,613	1,784,039	987,020
Interest expense	—	1,848	—
Total expenses	524,613	1,785,887	987,020
Less:
Investment advisory fees waived	—	(81,551)	—
Total expenses after fees waived	524,613	1,704,336	987,020
Net investment income	16,425,567	68,999,343	23,337,813
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(5,735,088)	(8,255,637)	(3,408,219)
Investments—affiliated	(1,551)	8,914	(2,723)
In-kind redemptions—unaffiliated(a)	9,414	(1,829,346)	(28,890)
	(5,727,225)	(10,076,069)	(3,439,832)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	26,316,227	105,621,486	35,248,895
Investments—affiliated	8,558	(369)	10,216
	26,324,785	105,621,117	35,259,111
Net realized and unrealized gain	20,597,560	95,545,048	31,819,279
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$37,023,127	$164,544,391	$55,157,092
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
109
2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF		iShares ESG Aware U.S. Aggregate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,425,567	$25,884,418	$68,999,343	$109,553,571
Net realized loss	(5,727,225)	(15,679,179)	(10,076,069)	(25,356,855)
Net change in unrealized appreciation (depreciation)	26,324,785	37,041,669	105,621,117	15,137,396
Net increase in net assets resulting from operations	37,023,127	47,246,908	164,544,391	99,334,112
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,965,151)(b)	(25,633,094)	(68,835,868)(b)	(104,458,748)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,611,670	(59,757,531)	(132,564,702)	1,164,614,155
NET ASSETS
Total increase (decrease) in net assets	24,669,646	(38,143,717)	(36,856,179)	1,159,489,519
Beginning of period	865,347,735	903,491,452	3,559,939,924	2,400,450,405
End of period	$890,017,381	$865,347,735	$3,523,083,745	$3,559,939,924

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
110

Statements of Changes in Net Assets(continued)

	iShares ESG Aware USD Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$23,337,813	$43,299,960
Net realized loss	(3,439,832)	(28,064,464)
Net change in unrealized appreciation (depreciation)	35,259,111	50,850,699
Net increase in net assets resulting from operations	55,157,092	66,086,195
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(22,904,617)(b)	(43,445,842)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	87,777,820	(142,110,104)
NET ASSETS
Total increase (decrease) in net assets	120,030,295	(119,469,751)
Beginning of period	1,020,433,165	1,139,902,916
End of period	$1,140,463,460	$1,020,433,165

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
111
2024 iShares Semi-Annual Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$24.38	$23.78	$25.11	$26.05	$25.74	$24.72
Net investment income(a)	0.46	0.71	0.44	0.27	0.44	0.70
Net realized and unrealized gain (loss)(b)	0.58	0.59	(1.33)	(0.88)	0.35	1.02
Net increase (decrease) from investment operations	1.04	1.30	(0.89)	(0.61)	0.79	1.72
Distributions(c)
From net investment income	(0.45)(d)	(0.70)	(0.44)	(0.29)	(0.47)	(0.70)
From net realized gain	—	—	—	(0.04)	(0.01)	—
Total distributions	(0.45)	(0.70)	(0.44)	(0.33)	(0.48)	(0.70)
Net asset value, end of period	$24.97	$24.38	$23.78	$25.11	$26.05	$25.74
Total Return(e)
Based on net asset value	4.32%(f)	5.58%	(3.58)%	(2.33)%	3.07%	7.07%
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income	3.76%(h)	2.96%	1.83%	1.06%	1.68%	2.75%
Supplemental Data
Net assets, end of period (000)	$890,017	$865,348	$903,491	$1,032,088	$652,486	$271,577
Portfolio turnover rate(i)	23%	31%	30%	37%	38%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
112

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware U.S. Aggregate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$46.78	$46.88	$53.10	$55.22	$55.42	$51.25
Net investment income(a)	0.91	1.66	1.12	0.62	0.74	1.44
Net realized and unrealized gain (loss)(b)	1.28	(0.17)	(6.31)	(2.15)	0.04	4.38
Net increase (decrease) from investment operations	2.19	1.49	(5.19)	(1.53)	0.78	5.82
Distributions(c)
From net investment income	(0.91)(d)	(1.59)	(1.03)	(0.59)	(0.87)	(1.48)
From net realized gain	—	—	—	—	(0.11)	(0.17)
Total distributions	(0.91)	(1.59)	(1.03)	(0.59)	(0.98)	(1.65)
Net asset value, end of period	$48.06	$46.78	$46.88	$53.10	$55.22	$55.42
Total Return(e)
Based on net asset value	4.77%(f)	3.22%	(9.81)%	(2.78)%	1.39%	11.52%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.09%	0.09%	0.09%	0.08%	0.09%
Net investment income	3.87%(h)	3.55%	2.31%	1.13%	1.32%	2.69%
Supplemental Data
Net assets, end of period (000)	$3,523,084	$3,559,940	$2,400,450	$1,985,864	$1,121,045	$221,686
Portfolio turnover rate(i)(j)	61%	156%	158%	234%	384%	266%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
113
2024 iShares Semi-Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Aware USD Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$22.78	$22.42	$25.84	$27.42	$27.30	$24.31
Net investment income(a)	0.49	0.91	0.71	0.54	0.58	0.82
Net realized and unrealized gain (loss)(b)	0.65	0.37	(3.46)	(1.51)	0.14	2.97
Net increase (decrease) from investment operations	1.14	1.28	(2.75)	(0.97)	0.72	3.79
Distributions(c)
From net investment income	(0.48)(d)	(0.92)	(0.67)	(0.56)	(0.60)	(0.80)
From net realized gain	—	—	—	(0.05)	—	—
Total distributions	(0.48)	(0.92)	(0.67)	(0.61)	(0.60)	(0.80)
Net asset value, end of period	$23.44	$22.78	$22.42	$25.84	$27.42	$27.30
Total Return(e)
Based on net asset value	5.13%(f)	5.82%	(10.71)%	(3.60)%	2.64%	15.85%
Ratios to Average Net Assets(g)
Total expenses	0.18%(h)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.26%(h)	4.07%	3.05%	2.00%	2.08%	3.14%
Supplemental Data
Net assets, end of period (000)	$1,140,463	$1,020,433	$1,139,903	$898,015	$827,938	$126,955
Portfolio turnover rate(i)	9%	19%	23%	17%	25%	11%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
114

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
ESG Aware 1-5 Year USD Corporate Bond	Diversified
ESG Aware U.S. Aggregate Bond	Diversified
ESG Aware USD Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g.,
115
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or
Notes to Financial Statements
116

Notes to Financial Statements (unaudited) (continued)
entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
117
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Aware 1-5 Year USD Corporate Bond
Barclays Bank PLC	$9,279,528	$(9,279,528)	$—	$—
BMO Capital Markets Corp.	662,537	(662,537)	—	—
BNP Paribas SA	1,810,343	(1,810,343)	—	—
BofA Securities, Inc.	7,419,504	(7,419,504)	—	—
Citigroup Global Markets, Inc.	1,284,363	(1,284,363)	—	—
J.P. Morgan Securities LLC	10,838,560	(10,838,560)	—	—
Jefferies LLC	115,825	(115,825)	—	—
Morgan Stanley	4,005,044	(4,005,044)	—	—
Pershing LLC	348,095	(348,095)	—	—
RBC Capital Markets LLC	1,034,069	(1,034,069)	—	—
Scotia Capital (USA), Inc.	880,394	(880,394)	—	—
State Street Bank & Trust Co.	102,527	(102,527)	—	—
Toronto-Dominion Bank	196,354	(196,354)	—	—
UBS Securities LLC	820,221	(820,221)	—	—
Wells Fargo Securities LLC	1,855,182	(1,855,182)	—	—
	$40,652,546	$(40,652,546)	$—	$—
ESG Aware U.S. Aggregate Bond
Barclays Capital, Inc.	$25,582	$(25,582)	$—	$—
BMO Capital Markets Corp.	81,632	(81,632)	—	—
BNP Paribas SA	41,368	(41,368)	—	—
BofA Securities, Inc.	29,256	(29,256)	—	—
Citigroup Global Markets, Inc.	87,011	(87,011)	—	—
Goldman Sachs & Co. LLC	618,354	(618,354)	—	—
HSBC Securities (USA), Inc.	177,957	(177,957)	—	—
J.P. Morgan Securities LLC	629,182	(629,182)	—	—
Jefferies LLC	58,834	(58,834)	—	—
Morgan Stanley	131,024	(131,024)	—	—
RBC Capital Markets LLC	176,958	(176,958)	—	—
Toronto-Dominion Bank	183,074	(183,074)	—	—
UBS Securities LLC	22,919	(22,919)	—	—
	$2,263,151	$(2,263,151)	$—	$—
ESG Aware USD Corporate Bond
Barclays Bank PLC	$14,482,757	$(14,482,757)	$—	$—
BMO Capital Markets Corp.	2,000,917	(2,000,917)	—	—
BNP Paribas SA	1,296,513	(1,296,513)	—	—
BofA Securities, Inc.	4,457,765	(4,457,765)	—	—
Citigroup Global Markets, Inc.	3,493,636	(3,493,636)	—	—
J.P. Morgan Securities LLC	21,120,694	(21,120,694)	—	—
Jefferies LLC	45,418	(45,418)	—	—
Morgan Stanley	6,751,887	(6,751,887)	—	—
Pershing LLC	2,347,048	(2,347,048)	—	—
RBC Capital Markets LLC	2,000,433	(2,000,433)	—	—
Scotia Capital (USA), Inc.	843,607	(843,607)	—	—
State Street Bank & Trust Co.	2,527,195	(2,527,195)	—	—
TD Securities (USA) LLC	117,275	(117,275)	—	—
Toronto-Dominion Bank	1,687,563	(1,687,563)	—	—
UBS Securities LLC	1,117,149	(1,117,149)	—	—
Wells Fargo Bank N.A.	109,988	(109,988)	—	—
Wells Fargo Securities LLC	1,935,230	(1,935,230)	—	—
	$66,335,075	$(66,335,075)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the
Notes to Financial Statements
118

Notes to Financial Statements (unaudited) (continued)
value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
ESG Aware 1-5 Year USD Corporate Bond	0.12%
ESG Aware U.S. Aggregate Bond	0.10
ESG Aware USD Corporate Bond	0.18
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Aware U.S. Aggregate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Aware U.S. Aggregate Bond	$81,551
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
119
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
ESG Aware 1-5 Year USD Corporate Bond	$19,365
ESG Aware U.S. Aggregate Bond	9,690
ESG Aware USD Corporate Bond	35,904
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Aware 1-5 Year USD Corporate Bond	$—	$—	$195,054,415	$195,100,914
ESG Aware U.S. Aggregate Bond	2,007,548,311	2,020,293,126	93,631,061	126,244,808
ESG Aware USD Corporate Bond	—	—	100,796,086	101,504,871
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Aware 1-5 Year USD Corporate Bond	$26,473,990	$22,930,502
ESG Aware U.S. Aggregate Bond	184,136,836	276,510,204
ESG Aware USD Corporate Bond	103,857,564	17,740,997
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
ESG Aware 1-5 Year USD Corporate Bond	$(26,221,063)
ESG Aware U.S. Aggregate Bond	(61,858,536)
ESG Aware USD Corporate Bond	(38,466,047)
Notes to Financial Statements
120

Notes to Financial Statements (unaudited) (continued)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Aware 1-5 Year USD Corporate Bond	$924,706,226	$12,484,526	$(11,268,464)	$1,216,062
ESG Aware U.S. Aggregate Bond	3,813,513,768	31,511,138	(199,262,864)	(167,751,726)
ESG Aware USD Corporate Bond	1,266,991,957	11,165,027	(80,532,443)	(69,367,416)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
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Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
ESG Aware 1-5 Year USD Corporate Bond
Shares sold	1,100,000	$26,937,061	1,900,000	$45,696,459
Shares redeemed	(950,000)	(23,325,391)	(4,400,000)	(105,453,990)
	150,000	$3,611,670	(2,500,000)	$(59,757,531)
ESG Aware U.S. Aggregate Bond
Shares sold	5,300,000	$247,957,469	26,700,000	$1,247,309,890
Shares redeemed	(8,100,000)	(380,522,171)	(1,800,000)	(82,695,735)
	(2,800,000)	$(132,564,702)	24,900,000	$1,164,614,155
ESG Aware USD Corporate Bond
Shares sold	4,650,000	$105,900,142	13,550,000	$303,922,392
Shares redeemed	(800,000)	(18,122,322)	(19,600,000)	(446,032,496)
	3,850,000	$87,777,820	(6,050,000)	$(142,110,104)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Notes to Financial Statements
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Notes to Financial Statements (unaudited) (continued)
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
124

Board Review and Approval of Investment Advisory Contract
iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
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Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
126

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares ESG Aware U.S. Aggregate Bond ETF, iShares ESG Aware USD Corporate Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
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2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio
Board Review and Approval of Investment Advisory Contract
128

Board Review and Approval of Investment Advisory Contract (continued)
securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
129
2024 iShares Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
130

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August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares ESG Advanced Total USD Bond Market ETF | EUSB | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust Series 2022-2, Class A, 3.39%, 05/15/27	$1,000	$988,972
Chase Issuance Trust, 4.60%, 01/16/29	860	865,265
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	90	90,759
World Omni Auto Receivables Trust, 4.86%, 03/15/29	280	282,236
Total Asset-Backed Securities — 0.3% (Cost: $2,229,727)		2,227,232
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.8%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	95,154
BBCMS Mortgage Trust, Series 2021-C11, Class A5, 2.32%, 09/15/54	200	171,364
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	460	404,501
Benchmark Mortgage Trust
4.59%, 05/15/55(a)	1,000	958,336
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	815	804,994
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	90,450
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	84,858
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	97	94,431
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 5.36%, 01/25/29(a)	950	989,329
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	419	409,803
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.61%, 05/15/48	172	169,852
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49	100	97,190
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	84	83,508
Wells Fargo Commercial Mortgage Trust
Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	145,845
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	521,403
		5,121,018
Total Collateralized Mortgage Obligations — 0.8% (Cost: $5,618,282)		5,121,018
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	50	46,929
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	75	73,279
7.50%, 06/01/29(b)	70	59,071
7.75%, 04/15/28(b)	62	54,088
7.88%, 04/01/30(b)	75	78,371
9.00%, 09/15/28(b)(c)	45	47,851
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	50	43,072
3.38%, 03/01/41	35	26,683
4.75%, 03/30/30	73	73,430
5.40%, 10/01/48	35	33,686
Security	Par (000)	Value
Advertising (continued)
Omnicom Group Inc.
2.60%, 08/01/31	$15	$13,086
5.30%, 11/01/34	60	60,859
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	105	103,204
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	32	30,261
4.63%, 03/15/30(b)	35	32,857
5.00%, 08/15/27(b)	40	39,734
7.38%, 02/15/31(b)	30	31,850
Stagwell Global LLC, 5.63%, 08/15/29(b)	70	66,352
		914,663
Aerospace & Defense — 0.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	35	36,242
Hexcel Corp., 4.20%, 02/15/27	45	44,013
Howmet Aerospace Inc.
3.00%, 01/15/29	51	47,927
5.90%, 02/01/27	51	52,590
5.95%, 02/01/37	50	54,098
6.75%, 01/15/28	25	26,606
Triumph Group Inc., 9.00%, 03/15/28(b)	63	66,676
		328,152
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	35	34,850
6.00%, 06/15/30(b)	60	60,593
		95,443
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)(c)	35	33,287
Azul Secured Finance LLP, 11.93%, 08/28/28(d)	200	185,031
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/29(b)	65	66,119
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	109	107,783
JetBlue Pass-Through Trust, Series 1A, Class A, 4.00%, 05/15/34(c)	43	39,834
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/25(b)(c)	65	40,565
		472,619
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31(b)	20	18,005
4.25%, 03/15/29(b)(c)	20	18,892
Hanesbrands Inc.
4.88%, 05/15/26(b)	55	54,651
9.00%, 02/15/31(b)(c)	35	37,628
Kontoor Brands Inc., 4.13%, 11/15/29(b)	25	23,566
Tapestry Inc.
3.05%, 03/15/32	50	41,850
4.13%, 07/15/27	63	61,490
7.00%, 11/27/26	80	82,538
7.05%, 11/27/25	30	30,564
7.35%, 11/27/28	85	89,137
7.70%, 11/27/30	55	58,589
7.85%, 11/27/33	75	80,267
Under Armour Inc., 3.25%, 06/15/26	35	33,846
VF Corp.
2.80%, 04/23/27	70	65,496
3
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
2.95%, 04/23/30	$15	$12,957
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	30	25,608
		735,084
Auto Manufacturers — 0.1%
Cummins Inc.
0.75%, 09/01/25	22	21,157
1.50%, 09/01/30	90	76,981
2.60%, 09/01/50	55	34,817
4.88%, 10/01/43	40	38,454
5.45%, 02/20/54	85	87,240
PACCAR Financial Corp.
1.10%, 05/11/26(c)	60	56,824
5.00%, 05/13/27	50	51,060
5.20%, 11/09/26	70	71,354
Wabash National Corp., 4.50%, 10/15/28(b)	25	23,051
		460,938
Auto Parts & Equipment — 0.2%
American Axle & Manufacturing Inc.
5.00%, 10/01/29	35	32,533
6.50%, 04/01/27(c)	35	35,197
6.88%, 07/01/28	25	25,110
BorgWarner Inc.
2.65%, 07/01/27	140	133,387
4.38%, 03/15/45	30	25,168
5.40%, 08/15/34	50	50,185
Cooper-Standard Automotive Inc., 10.63%, 05/15/27, (10.63% PIK)(b)(e)	22	17,290
Dana Inc.
4.25%, 09/01/30	25	22,563
4.50%, 02/15/32	21	18,622
5.38%, 11/15/27	25	24,769
5.63%, 06/15/28	25	24,663
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	53,890
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	100	97,795
5.00%, 05/31/26	40	39,468
5.00%, 07/15/29	100	92,913
5.25%, 07/15/31(c)	100	90,855
Lear Corp.
3.50%, 05/30/30	15	13,987
3.55%, 01/15/52	40	27,307
3.80%, 09/15/27	20	19,479
4.25%, 05/15/29	60	58,792
5.25%, 05/15/49	45	41,311
Phinia Inc., 6.75%, 04/15/29(b)	30	30,800
Tenneco Inc., 8.00%, 11/17/28(b)	117	109,209
		1,085,293
Banks — 6.0%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	50	45,400
3.32%, 03/13/37, (5-year CMT + 1.900%)(a)(b)	55	47,167
4.80%, 04/18/26(b)	220	218,833
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	207,188
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	190,778
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)	205	212,247
Security	Par (000)	Value
Banks (continued)
Banc of California, 3.25%, 05/01/31, (3-mo. SOFR + 2.520%)(a)	$20	$18,355
Banco de Credito del Peru SA, 3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	100	94,486
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(a)(d)	200	207,252
Bangkok Bank PCL/Hong Kong, 4.45%, 09/19/28(d)	200	198,182
Bank Negara Indonesia Persero Tbk PT, 5.28%, 04/05/29(d)	200	202,123
Bank of China Ltd., 3.50%, 04/20/27(d)	200	196,269
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(d)(f)	200	196,147
Bank of East Asia Ltd. (The), 6.63%, 03/13/27, (1-year CMT + 2.300%)(a)(d)	250	253,816
Bank of Ireland Group PLC, 2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	40	37,774
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)	80	76,033
1.25%, 09/15/26	270	253,007
2.65%, 03/08/27	120	115,233
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	60	51,338
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	90	86,714
5.20%, 02/01/28	150	153,412
5.27%, 12/11/26	95	96,676
5.72%, 09/25/28	100	104,365
5.92%, 09/25/25	210	212,633
Series H, 4.70%, 09/14/27	140	141,315
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	40	37,388
1.65%, 07/14/28	20	18,187
1.65%, 01/28/31	90	75,704
1.80%, 07/28/31	85	71,161
2.05%, 01/26/27	30	28,541
2.45%, 08/17/26	106	102,223
2.80%, 05/04/26	95	92,553
3.00%, 10/30/28	105	99,231
3.25%, 05/16/27	110	107,130
3.30%, 08/23/29	125	118,035
3.40%, 01/29/28	158	153,155
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(a)	157	153,213
3.85%, 04/28/28	137	135,363
3.95%, 11/18/25	90	89,356
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	115	110,995
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	150	151,116
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	100	102,150
5.80%, 10/25/28, (1-day SOFR + 1.802%)(a)	30	31,249
5.83%, 10/25/33, (1-day SOFR + 2.074%)(a)	65	69,218
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	75	83,313
Series J, 1.90%, 01/25/29	45	40,857
Bank of Nova Scotia (The)
1.05%, 03/02/26	150	142,500
1.30%, 09/15/26	120	112,789
1.35%, 06/24/26	60	56,805
1.95%, 02/02/27	70	66,145
2.15%, 08/01/31	165	140,840
2.45%, 02/02/32	50	42,882
2.70%, 08/03/26	145	140,327
4.50%, 12/16/25	140	139,187
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	110	103,222
4.75%, 02/02/26	50	50,100
4.85%, 02/01/30	10	10,151
5.25%, 06/12/28	50	51,403
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.65%, 02/01/34	$70	$73,737
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	105	98,740
4.94%, 01/26/26(b)	230	230,876
5.09%, 01/23/27(b)	25	25,286
5.79%, 07/13/28(b)	15	15,615
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	192,089
BPCE SA
1.65%, 10/06/26, (1-day SOFR + 1.520%)(a)(b)	210	202,156
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	260	244,411
2.28%, 01/20/32, (1-day SOFR + 1.312%)(a)(b)	10	8,354
2.70%, 10/01/29(b)	100	90,912
3.25%, 01/11/28(b)	250	238,136
3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)	60	44,912
3.65%, 01/14/37, (5-year CMT + 1.900%)(a)(b)	15	12,877
4.88%, 04/01/26(b)	230	228,619
5.20%, 01/18/27(b)	250	253,083
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	270	286,099
7.00%, 10/19/34, (1-day SOFR + 2.590%)(a)(b)	285	315,520
CaixaBank SA
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	220	229,312
6.84%, 09/13/34, (1-day SOFR + 2.770%)(a)(b)	205	225,134
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	70	64,456
5.24%, 06/28/27	200	204,261
6.09%, 10/03/33	100	107,596
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	204,206
China Construction Bank Corp./Hong Kong, 5.00%, 11/30/26(d)	200	202,553
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	15	13,908
Comerica Inc., 4.00%, 02/01/29(c)	140	133,755
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	15	13,905
1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(d)	200	191,244
DIB Sukuk Ltd.
2.95%, 01/16/26(d)	200	194,637
5.24%, 03/04/29(d)	200	204,499
Discover Bank, 4.65%, 09/13/28	265	264,063
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)	220	208,574
1.61%, 03/30/28, (1-year CMT + 0.680%)(a)(b)	25	23,112
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	65	71,495
Emirates NBD Bank PJSC, 4.25%, (6-year CMT + 3.155%)(a)(d)(f)	200	189,616
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	10	9,980
5.70%, 03/14/28(b)	15	15,418
First Abu Dhabi Bank PJSC
4.50%, (5-year CMT + 4.138%)(a)(d)(f)	200	195,719
5.00%, 02/28/29(d)	200	203,044
HDFC Bank Ltd., 5.20%, 02/15/27(d)	200	201,726
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	85	67,903
2.55%, 02/04/30	155	137,863
5.71%, 02/02/35, (1-day SOFR + 1.870%)(a)	65	66,656
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(d)	200	199,926
Industrial & Commercial Bank of China Ltd./Singapore
1.20%, 09/09/25(d)	200	193,002
5.98%, 10/25/26, (1-day SOFR + 0.600%)(a)(d)	200	200,218
Security	Par (000)	Value
Banks (continued)
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	$260	$247,794
3.95%, 03/29/27	285	280,821
4.55%, 10/02/28	200	199,760
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	210	214,780
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	15	15,452
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	200	213,991
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	225	218,384
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	45	39,489
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(b)	50	39,493
5.71%, 01/15/26(b)	100	100,335
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(b)	200	220,522
8.25%, 11/21/33, (1-year CMT + 4.400%)(a)(b)	215	246,510
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	200	190,233
KeyBank NA, 5.00%, 01/26/33	15	14,635
KeyCorp
2.25%, 04/06/27	171	160,569
2.55%, 10/01/29	119	106,544
4.10%, 04/30/28	95	92,617
4.15%, 10/29/25	165	163,521
4.79%, 06/01/33, (1-day SOFR + 2.060%)(a)	80	77,048
6.40%, 03/06/35, (1-day SOFR + 2.420%)(a)	70	74,955
Kookmin Bank, 4.50%, 02/01/29(d)	200	196,051
Korea Development Bank (The), 2.00%, 10/25/31	200	168,582
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	230	208,140
4.88%, 03/09/26(d)	30	30,246
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	165	156,756
0.88%, 09/03/30	20	16,786
1.00%, 02/25/28(d)	40	36,295
1.75%, 07/27/26	155	148,484
1.75%, 01/14/27(d)	175	166,304
3.00%, 05/21/29(d)	50	48,131
3.88%, 09/28/27	15	14,986
3.88%, 06/14/28	25	25,016
4.13%, 02/06/31(d)	120	121,265
5.00%, 10/24/33	75	80,408
Series 37, 2.50%, 11/15/27	130	124,622
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR + 1.780%)(a)	10	9,969
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	65	63,097
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.700%)(a)(b)	135	116,447
3.62%, 06/03/30(b)	110	101,478
5.21%, 06/15/26(b)	190	192,258
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	255	253,268
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	260	247,262
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	264	248,996
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	284	269,832
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	195	162,180
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	160	133,614
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	245	207,362
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	145	138,044
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	195	160,849
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	166	142,267
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	315	285,143
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	105	70,521
5
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	$185	$162,519
3.13%, 07/27/26	155	151,111
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	180	141,119
3.59%, 07/22/28(a)	219	212,815
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	235	222,872
3.63%, 01/20/27	295	290,406
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(a)	255	248,661
3.88%, 01/27/26	170	168,170
3.95%, 04/23/27	215	211,920
3.97%, 07/22/38(a)	90	80,043
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	135	133,729
4.30%, 01/27/45	175	156,933
4.35%, 09/08/26	110	109,393
4.38%, 01/22/47	155	138,763
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(a)	225	223,579
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(a)	10	9,388
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	120	119,592
5.00%, 11/24/25	175	175,292
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	150	152,514
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	200	203,396
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	140	142,596
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	410	418,360
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	202	205,311
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	165	164,031
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	250	255,331
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	175	179,771
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	175	180,252
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	155	165,031
5.66%, 04/18/30, (1-day SOFR +1.260%)(a)	150	156,120
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	255	269,634
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	85	87,842
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	65	67,307
6.25%, 08/09/26	55	56,745
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	200	219,161
6.38%, 07/24/42	143	164,568
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	120	133,860
7.25%, 04/01/32	101	118,394
Morgan Stanley Bank NA, 5.88%, 10/30/26	300	308,888
National Bank of Canada, 5.60%, 12/18/28	60	62,344
National Securities Clearing Corp., 5.10%, 11/21/27(b)	35	35,801
NBK SPC Ltd., 1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	200	187,281
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	10	9,724
Nordea Bank Abp
1.50%, 09/30/26(b)	140	131,455
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	110	106,894
5.38%, 09/22/27(b)	15	15,333
Norinchukin Bank (The)
2.08%, 09/22/31(b)	85	69,632
4.87%, 09/14/27(b)	15	14,938
Northern Trust Corp.
1.95%, 05/01/30	110	97,144
3.15%, 05/03/29	60	57,399
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	42	40,715
3.65%, 08/03/28	95	93,463
3.95%, 10/30/25	75	74,407
4.00%, 05/10/27	83	82,654
6.13%, 11/02/32	75	82,232
Security	Par (000)	Value
Banks (continued)
NRW Bank
0.88%, 03/09/26(d)	$85	$80,777
3.88%, 05/26/26(d)	20	19,879
4.63%, 03/08/27(d)	14	14,190
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	240	230,262
0.50%, 02/02/26	70	66,424
3.63%, 09/09/27(c)	25	24,786
4.13%, 01/20/26	20	19,959
4.13%, 01/18/29	125	126,197
4.25%, 03/01/28	45	45,494
4.63%, 11/03/25	50	50,146
4.75%, 05/21/27	125	127,585
5.00%, 10/23/26	50	50,982
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30, (5-year CMT + 1.580%)(a)(b)	178	172,308
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	90	84,491
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	145	124,165
2.55%, 01/22/30	265	240,803
2.60%, 07/23/26	185	178,512
3.15%, 05/19/27	85	82,316
3.45%, 04/23/29	266	255,677
4.63%, 06/06/33, (1-day SOFR + 1.850%)(a)	45	43,461
4.76%, 01/26/27, (1-day SOFR + 1.085%)(a)	220	219,759
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	190	189,932
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)	80	81,947
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	80	82,735
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	165	170,406
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	110	114,673
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	30	31,759
6.04%, 10/28/33, (1-day SOFR + 2.140%)(a)	105	111,657
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	140	157,539
QNB Finance Ltd., 6.57%, 04/02/29, (1-day SOFR + 1.200%)(a)	200	200,715
Regions Financial Corp.
1.80%, 08/12/28	60	53,683
7.38%, 12/10/37	51	59,079
Shinhan Bank Co. Ltd., 3.88%, 03/24/26(d)	200	196,401
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	202,026
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(b)	220	211,698
1.20%, 09/09/26(b)	55	51,517
5.13%, 03/05/27(b)	10	10,192
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	100	94,898
2.20%, 03/03/31	145	126,318
2.40%, 01/24/30	105	95,750
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	30	26,075
2.65%, 05/19/26	75	72,865
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	50	45,721
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	5	4,671
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(a)	85	83,978
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	10	9,620
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	15	14,715
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	55	54,904
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	140	143,054
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	50	53,671
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	125	103,794
1.90%, 09/17/28	225	203,025
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.13%, 07/08/30	$95	$82,546
2.14%, 09/23/30	112	96,706
2.30%, 01/12/41	20	13,908
2.63%, 07/14/26	75	72,460
2.93%, 09/17/41	200	149,774
3.01%, 10/19/26	175	169,498
3.20%, 09/17/29	120	111,815
3.35%, 10/18/27	168	162,077
3.36%, 07/12/27	140	135,948
3.45%, 01/11/27	60	58,618
3.54%, 01/17/28	60	58,106
3.78%, 03/09/26	175	172,775
3.94%, 07/19/28	20	19,623
4.31%, 10/16/28(c)	45	44,884
5.56%, 07/09/34	210	218,727
5.71%, 01/13/30	215	225,395
5.77%, 01/13/33	205	217,276
5.78%, 07/13/33	5	5,306
5.81%, 09/14/33	40	42,663
5.84%, 07/09/44	5	5,277
5.88%, 07/13/26	280	286,252
6.18%, 07/13/43	15	16,738
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	65	60,909
5.50%, 03/09/28(b)	20	20,641
5.55%, 09/14/28(b)	250	259,385
5.65%, 03/09/26(b)	230	233,554
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	280	263,823
5.50%, 06/15/28(b)	20	20,569
Truist Bank
3.30%, 05/15/26	80	78,079
4.05%, 11/03/25	15	14,881
Truist Financial Corp.
1.13%, 08/03/27	85	77,316
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	220	207,991
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	95	85,846
1.95%, 06/05/30	75	64,771
3.88%, 03/19/29	55	53,072
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	150	147,510
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	85	82,158
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	100	99,466
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	85	87,144
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	110	113,917
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	230	240,114
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	160	173,859
U.S. Bancorp
1.38%, 07/22/30	60	50,468
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	130	122,971
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	65	53,890
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	80	68,888
3.00%, 07/30/29	95	88,184
3.10%, 04/27/26	80	78,033
3.95%, 11/17/25	10	9,920
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	150	150,177
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	195	191,746
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	65	63,801
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	100	102,783
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	120	124,952
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	95	98,689
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	120	126,061
Security	Par (000)	Value
Banks (continued)
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	$115	$120,788
Series V, 2.38%, 07/22/26	95	91,783
Series X, 3.15%, 04/27/27	185	180,049
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	65	61,781
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	35	33,949
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. SOFR + 2.360%)(a)	20	16,269
Webster Financial Corp., 4.10%, 03/25/29	70	66,944
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. SOFR + 2.250%)(a)	40	36,335
Woori Bank, 0.75%, 02/01/26(d)	200	189,552
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	200	210,076
		40,778,037
Beverages — 0.1%
JDE Peet's NV, 2.25%, 09/24/31(b)	10	8,285
Keurig Dr Pepper Inc.
2.25%, 03/15/31(c)	25	21,617
2.55%, 09/15/26	75	72,212
3.20%, 05/01/30	100	93,228
3.35%, 03/15/51	50	36,019
3.43%, 06/15/27	40	38,914
3.80%, 05/01/50	50	39,309
3.95%, 04/15/29	70	68,563
4.05%, 04/15/32	55	53,050
4.42%, 12/15/46	35	30,772
4.50%, 11/15/45	55	48,938
4.50%, 04/15/52	70	61,671
4.60%, 05/25/28	10	10,038
5.05%, 03/15/29	50	51,292
Primo Water Holdings Inc., 4.38%, 04/30/29(b)	45	42,641
		676,549
Biotechnology — 0.1%
Biogen Inc.
2.25%, 05/01/30	144	127,092
3.15%, 05/01/50	115	77,660
3.25%, 02/15/51	60	41,499
4.05%, 09/15/25	55	54,539
5.20%, 09/15/45	55	52,243
CSL Finance PLC
4.05%, 04/27/29(b)	35	34,336
4.25%, 04/27/32(b)	20	19,423
4.63%, 04/27/42(b)	10	9,247
4.75%, 04/27/52(b)	100	91,525
5.11%, 04/03/34(b)	30	30,625
5.42%, 04/03/54(b)	50	50,605
Illumina Inc.
2.55%, 03/23/31	85	72,804
5.75%, 12/13/27	15	15,465
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	80	68,436
2.80%, 09/15/50	71	46,013
Royalty Pharma PLC
1.75%, 09/02/27	60	55,340
2.20%, 09/02/30	20	17,325
3.35%, 09/02/51	110	74,459
3.55%, 09/02/50(c)	60	42,445
5.90%, 09/02/54	35	35,508
		1,016,589
7
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials — 0.3%
Boise Cascade Co., 4.88%, 07/01/30(b)	$25	$23,934
Builders FirstSource Inc.
4.25%, 02/01/32(b)	80	73,114
5.00%, 03/01/30(b)	30	29,127
6.38%, 06/15/32(b)	40	41,242
6.38%, 03/01/34(b)	65	66,744
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	45	44,697
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)(c)	20	16,700
9.50%, 08/15/29(b)	20	19,803
CRH America Finance Inc.
3.95%, 04/04/28(b)	80	78,414
4.40%, 05/09/47(b)	15	12,756
4.50%, 04/04/48(b)	21	18,205
CRH America Inc., 5.13%, 05/18/45(b)	50	47,041
Fortune Brands Innovations Inc.
3.25%, 09/15/29	82	76,615
5.88%, 06/01/33	50	52,941
Griffon Corp., 5.75%, 03/01/28	60	58,867
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	25	24,329
Jeld-Wen Inc.
4.63%, 12/15/25(b)(c)	12	11,995
4.88%, 12/15/27(b)	25	24,268
JELD-WEN Inc., 7.00%, 09/01/32(b)	25	25,111
Knife River Corp., 7.75%, 05/01/31(b)	30	31,797
Lennox International Inc., 1.70%, 08/01/27	77	71,286
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	23,338
Martin Marietta Materials Inc.
2.40%, 07/15/31	57	49,094
3.20%, 07/15/51	70	48,928
3.45%, 06/01/27	25	24,371
3.50%, 12/15/27	75	73,033
4.25%, 12/15/47	40	33,934
Series CB, 2.50%, 03/15/30	52	46,969
Masco Corp.
2.00%, 10/01/30	75	64,228
2.00%, 02/15/31	20	16,933
3.13%, 02/15/51	20	13,614
3.50%, 11/15/27	40	38,750
4.50%, 05/15/47	40	34,603
Mohawk Industries Inc.
3.63%, 05/15/30	30	28,497
5.85%, 09/18/28	15	15,709
Owens Corning
3.40%, 08/15/26	99	96,796
3.50%, 02/15/30	35	32,921
3.88%, 06/01/30	60	57,495
3.95%, 08/15/29	5	4,841
4.30%, 07/15/47	45	37,365
4.40%, 01/30/48	25	21,004
5.70%, 06/15/34	25	26,121
5.95%, 06/15/54	10	10,354
7.00%, 12/01/36	25	28,908
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(b)	46	45,535
6.50%, 03/15/27(b)	20	20,012
7.25%, 01/15/31(b)	50	52,882
Trane Technologies Financing Ltd.
3.50%, 03/21/26	70	68,802
Security	Par (000)	Value
Building Materials (continued)
3.80%, 03/21/29	$68	$66,323
4.50%, 03/21/49	29	25,910
4.65%, 11/01/44	25	22,980
5.25%, 03/03/33	40	41,491
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	47	45,950
4.30%, 02/21/48	22	19,072
5.75%, 06/15/43	20	21,213
Vulcan Materials Co.
3.50%, 06/01/30	90	85,224
4.50%, 06/15/47	27	23,539
4.70%, 03/01/48	45	40,853
		2,256,578
Chemicals — 0.8%
Air Liquide Finance SA
2.25%, 09/10/29(b)	20	18,232
2.50%, 09/27/26(b)	55	52,965
3.50%, 09/27/46(b)	30	23,974
Air Products and Chemicals Inc.
1.50%, 10/15/25	40	38,701
1.85%, 05/15/27	53	49,930
2.05%, 05/15/30	64	56,833
2.70%, 05/15/40	65	48,700
2.80%, 05/15/50	60	40,666
4.60%, 02/08/29	15	15,261
4.75%, 02/08/31	5	5,112
4.80%, 03/03/33	50	51,099
4.85%, 02/08/34	105	106,582
Ashland Inc.
3.38%, 09/01/31(b)	30	26,375
6.88%, 05/15/43	20	21,134
Avient Corp., 7.13%, 08/01/30(b)	50	52,060
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	35	37,172
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	45	41,846
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	29,614
Celanese U.S. Holdings LLC
1.40%, 08/05/26	40	37,436
6.17%, 07/15/27	190	196,086
6.35%, 11/15/28	105	110,537
6.38%, 07/15/32	95	100,500
6.55%, 11/15/30	25	26,822
6.70%, 11/15/33	85	91,915
CF Industries Inc.
4.95%, 06/01/43	55	50,409
5.15%, 03/15/34	60	59,769
5.38%, 03/15/44	50	48,061
FMC Corp.
3.45%, 10/01/29	20	18,732
4.50%, 10/01/49	50	40,078
5.15%, 05/18/26	50	50,301
5.65%, 05/18/33(c)	50	51,184
6.38%, 05/18/53	25	26,221
HB Fuller Co.
4.00%, 02/15/27	20	19,510
4.25%, 10/15/28	15	14,297
Huntsman International LLC, 2.95%, 06/15/31	10	8,533
International Flavors & Fragrances Inc.
1.23%, 10/01/25(b)	100	96,005
1.83%, 10/15/27(b)	115	105,572
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
2.30%, 11/01/30(b)	$55	$47,690
3.27%, 11/15/40(b)	35	26,128
3.47%, 12/01/50(b)	75	51,987
4.38%, 06/01/47	45	36,857
4.45%, 09/26/28	25	24,910
5.00%, 09/26/48	55	49,451
Linde Inc./CT
1.10%, 08/10/30	49	41,289
3.20%, 01/30/26	100	98,338
3.55%, 11/07/42	30	24,826
Methanex Corp.
5.13%, 10/15/27	45	44,265
5.25%, 12/15/29	40	39,319
5.65%, 12/01/44	20	17,895
Mosaic Co. (The)
4.05%, 11/15/27	65	63,888
4.88%, 11/15/41	15	13,684
5.38%, 11/15/28(c)	30	30,803
5.45%, 11/15/33	25	25,513
5.63%, 11/15/43	45	44,763
Nutrien Ltd.
2.95%, 05/13/30	94	86,437
3.95%, 05/13/50	60	47,373
4.00%, 12/15/26	30	29,651
4.13%, 03/15/35	30	27,472
4.20%, 04/01/29	80	79,084
4.90%, 06/01/43	30	27,744
5.00%, 04/01/49	56	51,595
5.25%, 01/15/45	35	33,507
5.63%, 12/01/40	25	25,245
5.80%, 03/27/53	40	41,281
5.88%, 12/01/36	35	37,079
OCI NV, 4.63%, 10/15/25(b)	100	99,290
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31(d)	200	169,452
PPG Industries Inc.
1.20%, 03/15/26	40	37,970
2.55%, 06/15/30	75	67,750
3.75%, 03/15/28	139	136,024
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	25	26,783
Rayonier AM Products Inc., 7.63%, 01/15/26(b)	30	29,214
RPM International Inc.
4.25%, 01/15/48	40	34,576
5.25%, 06/01/45	5	4,725
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	200,032
Sherwin-Williams Co. (The)
2.20%, 03/15/32	25	21,225
2.30%, 05/15/30	85	75,777
2.90%, 03/15/52	30	19,739
2.95%, 08/15/29	120	111,742
3.30%, 05/15/50	50	35,743
3.45%, 06/01/27	159	155,013
3.80%, 08/15/49	45	35,499
3.95%, 01/15/26	20	19,795
4.50%, 06/01/47	80	70,911
4.55%, 08/01/45	21	18,493
4.80%, 09/01/31	5	5,034
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	193,654
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29(b)	25	11,329
Tronox Inc., 4.63%, 03/15/29(b)	65	59,261
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
2.88%, 08/15/41	$15	$10,676
3.13%, 08/15/51	50	32,746
3.38%, 06/15/30	30	28,065
3.38%, 08/15/61	25	15,929
4.38%, 11/15/47	90	75,911
Yara International ASA
3.15%, 06/04/30(b)	85	76,202
3.80%, 06/06/26(b)	25	24,513
4.75%, 06/01/28(b)	82	81,166
7.38%, 11/14/32(d)	100	112,223
		5,132,760
Commercial Services — 1.1%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	65	61,680
4.88%, 07/15/32(b)	45	42,843
Alta Equipment Group Inc., 9.00%, 06/01/29(b)	50	45,383
AMN Healthcare Inc.
4.00%, 04/15/29(b)	20	18,676
4.63%, 10/01/27(b)	35	34,255
APi Group DE Inc.
4.13%, 07/15/29(b)	21	19,711
4.75%, 10/15/29(b)	20	19,128
APX Group Inc.
5.75%, 07/15/29(b)	55	54,564
6.75%, 02/15/27(b)	35	35,035
Ashtead Capital Inc.
1.50%, 08/12/26(b)	30	28,092
2.45%, 08/12/31(b)	50	41,983
4.00%, 05/01/28(b)	35	33,849
4.38%, 08/15/27(b)	15	14,811
5.80%, 04/15/34(b)	15	15,447
5.95%, 10/15/33(b)	200	207,334
Automatic Data Processing Inc.
1.25%, 09/01/30	156	132,445
1.70%, 05/15/28	87	80,019
3.38%, 09/15/25	90	88,950
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)(c)	30	27,856
5.38%, 03/01/29(b)(c)	40	36,756
5.75%, 07/15/27(b)	25	24,303
5.75%, 07/15/27(b)	25	24,367
8.00%, 02/15/31(b)(c)	30	29,837
Block Financial LLC
2.50%, 07/15/28	35	32,144
3.88%, 08/15/30	30	28,452
5.25%, 10/01/25	40	40,021
Carriage Services Inc., 4.25%, 05/15/29(b)	30	27,711
Cintas Corp. No. 2
3.70%, 04/01/27	165	162,569
4.00%, 05/01/32	70	67,681
Deluxe Corp., 8.00%, 06/01/29(b)	30	28,076
ERAC USA Finance LLC
3.30%, 12/01/26(b)	145	141,467
3.80%, 11/01/25(b)	87	86,050
4.20%, 11/01/46(b)	47	40,173
4.50%, 02/15/45(b)	65	58,474
4.60%, 05/01/28(b)	100	100,475
4.90%, 05/01/33(b)	75	75,439
5.00%, 02/15/29(b)	55	56,388
5.20%, 10/30/34(b)	125	127,914
9
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.40%, 05/01/53(b)	$60	$61,038
5.63%, 03/15/42(b)	30	31,115
6.70%, 06/01/34(b)	30	34,056
7.00%, 10/15/37(b)	45	53,216
Global Payments Inc.
1.20%, 03/01/26	80	75,880
2.15%, 01/15/27	85	80,483
2.90%, 05/15/30	85	76,559
2.90%, 11/15/31	65	56,607
3.20%, 08/15/29	115	106,636
4.80%, 04/01/26	45	44,902
5.40%, 08/15/32	55	56,062
5.95%, 08/15/52	60	61,010
GXO Logistics Inc.
1.65%, 07/15/26	80	75,401
2.65%, 07/15/31	45	37,809
6.25%, 05/06/29	50	52,125
6.50%, 05/06/34	15	15,594
Herc Holdings Inc.
5.50%, 07/15/27(b)	71	70,505
6.63%, 06/15/29(b)	50	51,437
Hertz Corp. (The)
4.63%, 12/01/26(b)	30	23,545
5.00%, 12/01/29(b)(c)	60	40,266
12.63%, 07/15/29(b)(c)	50	53,354
Korn Ferry, 4.63%, 12/15/27(b)	30	29,230
Matthews International Corp., 5.25%, 12/01/25(b)	21	20,644
Moody's Corp.
2.00%, 08/19/31	45	38,157
3.10%, 11/29/61	35	22,683
3.25%, 01/15/28	12	11,619
3.25%, 05/20/50	35	25,028
3.75%, 02/25/52	25	19,656
4.25%, 02/01/29	62	61,746
4.25%, 08/08/32	15	14,591
4.88%, 12/17/48	34	31,921
5.25%, 07/15/44	45	44,883
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	60	55,453
PayPal Holdings Inc.
2.30%, 06/01/30	80	71,538
2.65%, 10/01/26	130	125,659
2.85%, 10/01/29	139	129,395
3.25%, 06/01/50	87	62,634
4.40%, 06/01/32	60	59,627
5.05%, 06/01/52	50	48,545
5.15%, 06/01/34	65	66,714
5.25%, 06/01/62	45	43,876
5.50%, 06/01/54	30	30,624
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	65	61,589
5.75%, 04/15/26(b)	85	85,296
6.25%, 01/15/28(b)	100	99,653
Quanta Services Inc.
2.35%, 01/15/32	95	80,100
2.90%, 10/01/30	51	46,353
3.05%, 10/01/41	40	29,389
RELX Capital Inc.
3.00%, 05/22/30	125	115,652
4.00%, 03/18/29	65	63,902
Security	Par (000)	Value
Commercial Services (continued)
RR Donnelley & Sons Co.
8.50%, 04/15/29(b)	$26	$24,369
9.50%, 08/01/29(b)	50	49,542
10.88%, 08/01/29(b)	25	24,474
S&P Global Inc.
1.25%, 08/15/30(c)	44	37,070
2.30%, 08/15/60	70	39,276
2.45%, 03/01/27	95	90,979
2.50%, 12/01/29	35	32,009
2.70%, 03/01/29	105	98,126
2.90%, 03/01/32	75	67,440
2.95%, 01/22/27	27	26,165
3.25%, 12/01/49	65	48,242
3.70%, 03/01/52	60	47,838
3.90%, 03/01/62	30	23,847
4.25%, 05/01/29	100	99,738
4.75%, 08/01/28	70	71,085
Service Corp. International/U.S.
3.38%, 08/15/30	55	49,397
4.00%, 05/15/31	45	41,297
4.63%, 12/15/27	30	29,459
5.13%, 06/01/29	45	44,614
7.50%, 04/01/27	15	15,728
Sodexo Inc.
1.63%, 04/16/26(b)	165	156,288
2.72%, 04/16/31(b)	10	8,766
Sotheby's, 7.38%, 10/15/27(b)	45	43,393
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	20	17,750
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	47	40,455
3.38%, 03/22/27(b)	55	53,294
4.13%, 02/02/26(b)	47	46,511
TriNet Group Inc.
3.50%, 03/01/29(b)	35	32,358
7.13%, 08/15/31(b)	25	25,910
Triton Container International Ltd.
2.05%, 04/15/26(b)	57	54,202
3.15%, 06/15/31(b)	60	51,683
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	40	34,226
United Rentals North America Inc.
3.75%, 01/15/32	50	45,142
3.88%, 11/15/27	46	44,488
3.88%, 02/15/31	70	64,662
4.00%, 07/15/30	40	37,412
4.88%, 01/15/28	110	108,440
5.25%, 01/15/30	50	49,659
5.50%, 05/15/27	34	33,985
6.00%, 12/15/29(b)	110	112,451
6.13%, 03/15/34(b)	110	112,348
Valvoline Inc., 3.63%, 06/15/31(b)	35	31,164
Verisk Analytics Inc.
3.63%, 05/15/50	40	29,985
4.13%, 03/15/29	60	59,209
5.50%, 06/15/45	17	17,009
5.75%, 04/01/33	5	5,311
VM Consolidated Inc., 5.50%, 04/15/29(b)	27	26,349
Williams Scotsman Inc.
4.63%, 08/15/28(b)	30	28,965
6.63%, 06/15/29(b)	35	36,106
7.38%, 10/01/31(b)	30	31,537
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
WW International Inc., 4.50%, 04/15/29(b)	$30	$7,456
ZipRecruiter Inc., 5.00%, 01/15/30(b)	35	31,391
		7,382,715
Computers — 0.3%
ASGN Inc., 4.63%, 05/15/28(b)	35	33,845
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	75	72,209
4.00%, 07/01/29(b)	45	43,460
CGI Inc.
1.45%, 09/14/26	80	74,999
2.30%, 09/14/31	50	41,861
Crane NXT Co., 4.20%, 03/15/48	25	18,005
DXC Technology Co.
1.80%, 09/15/26	40	37,588
2.38%, 09/15/28	60	53,848
Fortinet Inc.
1.00%, 03/15/26	42	39,745
2.20%, 03/15/31	42	35,996
Gartner Inc.
3.63%, 06/15/29(b)	50	47,228
3.75%, 10/01/30(b)	75	69,420
4.50%, 07/01/28(b)	70	68,747
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	110	105,154
4.90%, 10/15/25	104	103,925
5.25%, 07/01/28	25	25,582
6.20%, 10/15/35	60	64,604
6.35%, 10/15/45	65	69,814
Insight Enterprises Inc., 6.63%, 05/15/32(b)	30	31,057
Kyndryl Holdings Inc.
2.05%, 10/15/26	45	42,308
4.10%, 10/15/41	40	31,609
6.35%, 02/20/34	45	47,395
NCR Voyix Corp.
5.00%, 10/01/28(b)	40	39,463
5.13%, 04/15/29(b)	75	73,624
5.25%, 10/01/30(b)	27	26,286
NetApp Inc., 2.70%, 06/22/30	82	73,716
Seagate HDD Cayman
4.09%, 06/01/29	35	33,315
4.13%, 01/15/31	15	13,639
4.88%, 06/01/27	30	29,890
5.75%, 12/01/34	40	40,062
8.25%, 12/15/29	35	37,967
8.50%, 07/15/31	30	32,643
9.63%, 12/01/32	51	59,042
Unisys Corp., 6.88%, 11/01/27(b)	30	28,021
Virtusa Corp., 7.13%, 12/15/28(b)	21	19,847
Western Digital Corp.
2.85%, 02/01/29	60	53,784
3.10%, 02/01/32	75	63,092
4.75%, 02/15/26	150	148,590
		1,931,380
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	30	28,470
5.50%, 06/01/28(b)	45	44,696
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	25	21,372
2.38%, 12/01/29	64	58,126
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.60%, 04/15/30	$100	$90,889
3.13%, 12/01/49	40	28,225
3.15%, 03/15/27	73	71,011
4.15%, 03/15/47	35	29,470
4.38%, 06/15/45	45	39,705
5.00%, 02/14/34(c)	50	51,002
5.15%, 05/15/53(c)	45	45,171
6.00%, 05/15/37	15	16,513
Kenvue Inc.
4.90%, 03/22/33	75	76,741
5.05%, 03/22/28	220	226,073
5.05%, 03/22/53	210	209,241
5.10%, 03/22/43	10	10,087
5.20%, 03/22/63	55	54,961
Perrigo Finance Unlimited Co.
4.38%, 03/15/26	45	44,302
4.90%, 06/15/30	50	48,338
4.90%, 12/15/44	20	16,501
		1,210,894
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	30	27,685
4.25%, 04/20/27(b)	5	4,945
4.50%, 10/24/28(b)	50	49,532
4.65%, 04/20/32(b)	65	63,081
Gates Corp./DE, 6.88%, 07/01/29(b)	30	30,807
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	75	69,471
LKQ Corp.
5.75%, 06/15/28	55	56,644
6.25%, 06/15/33	40	42,049
Resideo Funding Inc.
4.00%, 09/01/29(b)	20	18,506
6.50%, 07/15/32(b)	50	50,920
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(b)	30	30,905
7.75%, 03/15/31(b)	50	53,196
WW Grainger Inc.
3.75%, 05/15/46	60	49,022
4.20%, 05/15/47	35	30,814
4.60%, 06/15/45	42	39,403
		616,980
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	155	147,784
3.00%, 10/29/28	180	168,471
3.30%, 01/30/32	225	200,231
3.40%, 10/29/33	185	161,299
3.65%, 07/21/27	155	150,821
3.85%, 10/29/41	150	123,197
3.88%, 01/23/28	185	180,266
4.45%, 10/01/25	210	208,840
5.10%, 01/19/29	160	162,314
5.30%, 01/19/34	5	5,066
5.75%, 06/06/28	150	155,216
6.45%, 04/15/27	150	156,191
Affiliated Managers Group Inc., 3.30%, 06/15/30	55	50,525
Air Lease Corp.
1.88%, 08/15/26	120	113,702
2.10%, 09/01/28	45	40,712
11
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.20%, 01/15/27	$10	$9,454
2.88%, 01/15/26	150	145,955
2.88%, 01/15/32	80	69,263
3.00%, 02/01/30	70	63,925
3.13%, 12/01/30	50	45,185
3.75%, 06/01/26	40	39,295
4.63%, 10/01/28	50	49,756
5.10%, 03/01/29	5	5,082
5.85%, 12/15/27	100	103,573
Aircastle Ltd.
2.85%, 01/26/28(b)	75	69,399
6.50%, 07/18/28(b)	30	31,164
Ally Financial Inc.
2.20%, 11/02/28	65	58,371
4.75%, 06/09/27	40	39,849
5.75%, 11/20/25	65	65,195
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	60	61,099
6.70%, 02/14/33(c)	35	36,125
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	20	21,159
7.10%, 11/15/27	30	31,878
8.00%, 11/01/31	250	285,256
American Express Co.
1.65%, 11/04/26	120	113,093
2.55%, 03/04/27	175	167,468
3.13%, 05/20/26	125	122,071
3.30%, 05/03/27	159	154,767
4.05%, 05/03/29	155	154,323
4.05%, 12/03/42	180	159,105
4.20%, 11/06/25	155	154,369
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	135	131,593
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	65	65,067
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	110	111,161
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	110	111,441
5.28%, 07/27/29, (1-day SOFR + 1.280%)(a)	175	179,723
5.28%, 07/26/35, (1-day SOFR +1.420%)(a)	15	15,339
5.65%, 04/23/27, (1-day SOFR +0.750%)(a)	155	157,388
5.92%, 04/25/35, (1-day SOFR +1.630%)(a)	75	78,964
American Express Credit Corp., 3.30%, 05/03/27	60	58,760
Ameriprise Financial Inc.
2.88%, 09/15/26	90	87,371
4.50%, 05/13/32	55	54,606
5.15%, 05/15/33	55	56,633
5.70%, 12/15/28	35	36,804
Apollo Global Management Inc.
5.80%, 05/21/54	50	51,420
6.38%, 11/15/33	35	38,526
Aviation Capital Group LLC
1.95%, 01/30/26(b)(c)	55	52,629
1.95%, 09/20/26(b)	55	51,711
3.50%, 11/01/27(b)	80	76,683
4.88%, 10/01/25(b)	71	70,562
6.75%, 10/25/28(b)	40	42,415
BOC Aviation Ltd., 1.75%, 01/21/26(d)	200	192,057
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	55	59,379
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	70	74,708
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	45	42,371
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	115	92,523
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	135	125,786
3.75%, 07/28/26	65	63,709
Security	Par (000)	Value
Diversified Financial Services (continued)
3.80%, 01/31/28	$115	$111,681
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	135	135,667
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	130	129,445
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	130	132,277
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	65	66,138
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	65	66,944
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	55	56,188
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	65	66,659
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	30	31,136
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	90	94,156
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	135	143,303
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	95	99,621
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	75	84,657
Cboe Global Markets Inc.
1.63%, 12/15/30	5	4,247
3.00%, 03/16/32	65	58,516
3.65%, 01/12/27	65	63,882
CCBL Cayman 1 Corp. Ltd., 1.60%, 09/15/26(d)	200	188,225
Charles Schwab Corp. (The)
0.90%, 03/11/26	70	66,178
1.15%, 05/13/26	70	66,149
1.65%, 03/11/31	115	95,690
1.95%, 12/01/31	70	58,389
2.00%, 03/20/28	120	110,627
2.30%, 05/13/31(c)	45	39,047
2.45%, 03/03/27	5	4,763
2.75%, 10/01/29	65	59,895
2.90%, 03/03/32	45	39,852
3.20%, 03/02/27	60	58,210
3.20%, 01/25/28	100	96,113
3.25%, 05/22/29	50	47,557
3.30%, 04/01/27	45	43,716
3.45%, 02/13/26	40	39,358
4.00%, 02/01/29	30	29,522
4.63%, 03/22/30	85	85,883
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	70	73,727
5.88%, 08/24/26	80	81,995
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	120	128,980
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	100	105,972
CICC Hong Kong Finance 2016 MTN Ltd., 2.00%, 01/26/26(d)	200	192,835
CME Group Inc.
2.65%, 03/15/32	15	13,362
3.75%, 06/15/28	95	93,800
4.15%, 06/15/48	35	30,794
5.30%, 09/15/43	55	57,794
Dexia SA, 1.13%, 04/09/26(b)	10	9,506
Discover Financial Services
4.10%, 02/09/27	95	93,339
4.50%, 01/30/26	70	69,612
6.70%, 11/29/32	40	43,559
7.96%, 11/02/34, (1-day SOFR + 3.370%)(a)	65	75,249
Eaton Vance Corp., 3.50%, 04/06/27	20	19,549
Encore Capital Group Inc.
8.50%, 05/15/30(b)	30	31,408
9.25%, 04/01/29(b)	30	31,981
Franklin Resources Inc.
1.60%, 10/30/30	60	50,291
2.95%, 08/12/51	35	23,054
goeasy Ltd.
4.38%, 05/01/26(b)	20	19,557
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.63%, 07/01/29(b)	$40	$41,231
9.25%, 12/01/28(b)	35	37,653
Intercontinental Exchange Inc.
1.85%, 09/15/32	170	138,627
2.10%, 06/15/30	80	70,530
2.65%, 09/15/40	132	96,884
3.00%, 06/15/50	85	59,194
3.00%, 09/15/60	110	71,248
3.10%, 09/15/27	94	90,716
3.63%, 09/01/28(b)	160	154,967
3.75%, 12/01/25	85	84,149
3.75%, 09/21/28	40	39,090
4.00%, 09/15/27	105	104,104
4.25%, 09/21/48	67	58,280
4.60%, 03/15/33	120	119,707
4.95%, 06/15/52	95	92,637
5.20%, 06/15/62	70	69,820
5.25%, 06/15/31	45	46,830
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	65	61,755
Lazard Group LLC, 4.38%, 03/11/29	50	48,993
Legg Mason Inc.
4.75%, 03/15/26	75	75,242
5.63%, 01/15/44	34	34,556
LPL Holdings Inc.
4.00%, 03/15/29(b)	75	71,347
4.38%, 05/15/31(b)	30	28,082
4.63%, 11/15/27(b)	55	54,060
6.00%, 05/20/34	45	46,243
6.75%, 11/17/28	50	53,338
LSEGA Financing PLC
1.38%, 04/06/26(b)	35	33,293
2.00%, 04/06/28(b)	245	224,904
2.50%, 04/06/31(b)	40	34,808
3.20%, 04/06/41(b)	25	19,469
Mastercard Inc.
1.90%, 03/15/31	37	32,123
2.00%, 11/18/31	40	34,247
2.95%, 11/21/26	109	106,162
2.95%, 06/01/29	129	122,490
2.95%, 03/15/51	35	24,586
3.30%, 03/26/27	97	95,087
3.35%, 03/26/30	79	75,636
3.50%, 02/26/28	45	44,049
3.65%, 06/01/49	65	52,462
3.80%, 11/21/46	44	36,894
3.85%, 03/26/50	74	61,487
3.95%, 02/26/48	62	52,908
4.88%, 05/09/34	70	71,822
Mirae Asset Securities Co. Ltd., 5.88%, 01/26/27(d)	200	202,712
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	10	9,554
Nasdaq Inc.
1.65%, 01/15/31	50	41,911
2.50%, 12/21/40	55	38,260
3.25%, 04/28/50	50	35,516
3.85%, 06/30/26	90	89,071
3.95%, 03/07/52	100	78,729
5.35%, 06/28/28	75	77,450
5.55%, 02/15/34	120	124,968
5.95%, 08/15/53	5	5,353
6.10%, 06/28/63	55	59,573
Security	Par (000)	Value
Diversified Financial Services (continued)
OneMain Finance Corp.
3.50%, 01/15/27	$35	$33,163
3.88%, 09/15/28	35	32,237
4.00%, 09/15/30	55	48,684
5.38%, 11/15/29	50	48,066
6.63%, 01/15/28	50	50,900
7.13%, 03/15/26	104	105,955
7.13%, 11/15/31	50	50,498
7.50%, 05/15/31	50	51,605
7.88%, 03/15/30	90	94,165
9.00%, 01/15/29	55	58,384
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	45	42,523
5.38%, 10/15/25(b)	40	39,839
5.75%, 09/15/31(b)	30	28,946
7.13%, 11/15/30(b)	50	50,787
7.88%, 12/15/29(b)	45	47,763
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	200	192,051
PRA Group Inc.
5.00%, 10/01/29(b)	20	18,054
7.38%, 09/01/25(b)	20	20,000
8.38%, 02/01/28(b)	25	25,532
8.88%, 01/31/30(b)	25	25,861
Radian Group Inc., 4.88%, 03/15/27	47	46,791
Raymond James Financial Inc.
3.75%, 04/01/51	40	30,770
4.65%, 04/01/30	50	50,577
4.95%, 07/15/46	60	56,577
Shinhan Card Co. Ltd., 2.50%, 01/27/27(d)	200	189,878
SLM Corp.
3.13%, 11/02/26	30	28,719
4.20%, 10/29/25	30	29,677
State Elite Global Ltd., 1.50%, 09/29/26(d)	200	188,551
Stifel Financial Corp., 4.00%, 05/15/30	30	28,515
Synchrony Financial
2.88%, 10/28/31	90	75,790
3.70%, 08/04/26	45	43,966
3.95%, 12/01/27	115	110,818
5.15%, 03/19/29	109	108,540
7.25%, 02/02/33	45	46,567
Visa Inc.
0.75%, 08/15/27	125	114,447
1.10%, 02/15/31	120	99,162
1.90%, 04/15/27	52	49,281
2.00%, 08/15/50	75	44,731
2.05%, 04/15/30	92	82,349
2.70%, 04/15/40	80	61,425
2.75%, 09/15/27	45	43,318
3.15%, 12/14/25	150	147,727
3.65%, 09/15/47	55	44,886
4.15%, 12/14/35	75	72,750
4.30%, 12/14/45	200	181,175
Voya Financial Inc.
3.65%, 06/15/26	44	43,254
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	10	8,837
4.80%, 06/15/46	30	26,550
5.70%, 07/15/43	45	44,916
Western Union Co. (The)
1.35%, 03/15/26	60	56,883
2.75%, 03/15/31	45	38,731
13
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.20%, 11/17/36	$35	$36,583
		17,212,759
Electric — 0.6%
AEP Texas Inc.
3.45%, 05/15/51	40	27,835
3.80%, 10/01/47	60	45,352
4.70%, 05/15/32	60	59,122
5.40%, 06/01/33	35	35,351
5.45%, 05/15/29	55	56,924
5.70%, 05/15/34	55	56,923
Series H, 3.45%, 01/15/50	5	3,509
American Transmission Systems Inc.
2.65%, 01/15/32(b)	60	51,917
5.00%, 09/01/44(b)	45	42,508
Atlantic City Electric Co., 4.00%, 10/15/28	55	54,258
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	55	43,856
3.95%, 03/01/48	45	36,369
4.50%, 04/01/44	40	35,656
4.95%, 04/01/33	45	45,254
5.20%, 10/01/28	15	15,405
Series AA, 3.00%, 02/01/27	10	9,699
Series AC, 4.25%, 02/01/49	40	33,975
Series AD, 2.90%, 07/01/50	50	32,898
Series AE, 2.35%, 04/01/31	65	56,402
Series AF, 3.35%, 04/01/51	90	65,096
Series AG, 3.00%, 03/01/32	30	26,552
Series ai., 4.45%, 10/01/32	10	9,819
Series K2, 6.95%, 03/15/33	15	17,132
Series Z, 2.40%, 09/01/26	15	14,405
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	50	47,943
4.55%, 11/15/30(b)	35	34,464
Commonwealth Edison Co.
3.00%, 03/01/50	45	30,455
3.70%, 03/01/45	5	3,991
4.00%, 03/01/48	100	82,133
5.30%, 02/01/53	70	69,406
5.65%, 06/01/54	30	31,315
5.90%, 03/15/36	205	221,976
Series 122, 2.95%, 08/15/27	15	14,459
Series 130, 3.13%, 03/15/51	50	34,540
Series 133, 3.85%, 03/15/52	60	47,231
Consorcio Transmantaro SA, 5.20%, 04/11/38(d)	200	194,941
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	25	21,216
FirstEnergy Pennsylvania Electric Co., 4.30%, 01/15/29(b)	30	29,616
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	37,446
4.55%, 04/01/49(b)	40	34,564
5.45%, 07/15/44(b)	45	43,518
ITC Holdings Corp.
2.95%, 05/14/30(b)	66	60,111
3.25%, 06/30/26	50	48,766
3.35%, 11/15/27	45	43,387
4.95%, 09/22/27(b)	70	70,675
5.30%, 07/01/43	25	23,850
5.65%, 05/09/34(b)	50	51,774
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	34,562
Security	Par (000)	Value
Electric (continued)
4.30%, 01/15/26(b)	$10	$9,924
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	50	49,297
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	15	14,107
2.40%, 03/15/30	5	4,478
2.75%, 04/15/32	5	4,405
3.40%, 02/07/28	65	63,123
3.70%, 03/15/29	20	19,401
3.90%, 11/01/28	20	19,583
4.02%, 11/01/32	50	47,495
4.30%, 03/15/49	31	26,569
4.40%, 11/01/48	25	21,621
4.80%, 02/05/27	5	5,059
4.80%, 03/15/28	140	141,951
5.05%, 09/15/28	50	51,114
5.10%, 05/06/27	110	112,104
5.15%, 06/15/29	10	10,316
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)	65	64,624
5.45%, 10/30/25	150	151,394
5.60%, 11/13/26	5	5,118
5.80%, 01/15/33	90	96,149
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	70	72,725
Series C, 8.00%, 03/01/32	5	5,947
Ohio Power Co.
4.00%, 06/01/49	40	31,578
4.15%, 04/01/48	65	52,816
Series P, 2.60%, 04/01/30	45	40,350
Series Q, 1.63%, 01/15/31	50	41,279
Series R, 2.90%, 10/01/51	55	34,954
Potomac Electric Power Co.
4.15%, 03/15/43	137	118,618
5.20%, 03/15/34	15	15,497
5.50%, 03/15/54	5	5,116
PPL Electric Utilities Corp.
3.00%, 10/01/49	40	27,978
3.95%, 06/01/47	30	24,886
4.13%, 06/15/44	30	25,899
4.15%, 06/15/48	45	38,398
5.00%, 05/15/33	50	50,731
5.25%, 05/15/53	50	50,182
6.25%, 05/15/39	25	28,099
		3,771,441
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	50	42,850
Energizer Holdings Inc.
4.38%, 03/31/29(b)	45	42,377
4.75%, 06/15/28(b)	40	38,606
6.50%, 12/31/27(b)	20	20,185
EnerSys
4.38%, 12/15/27(b)	20	19,536
6.63%, 01/15/32(b)	20	20,962
WESCO Distribution Inc.
6.38%, 03/15/29(b)	55	56,523
6.63%, 03/15/32(b)	55	56,755
7.25%, 06/15/28(b)	85	87,215
		385,009
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	32	30,381
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	$35	$33,983
5.41%, 07/01/32	50	51,533
5.60%, 05/29/34	50	51,919
Amphenol Corp.
2.20%, 09/15/31	60	51,150
2.80%, 02/15/30	100	91,929
4.35%, 06/01/29	45	45,056
Arrow Electronics Inc.
3.88%, 01/12/28	20	19,402
5.88%, 04/10/34	40	40,875
Atkore Inc., 4.25%, 06/01/31(b)	30	27,242
Avnet Inc.
3.00%, 05/15/31	55	47,754
4.63%, 04/15/26	60	59,632
Coherent Corp., 5.00%, 12/15/29(b)	60	58,054
Flex Ltd.
3.75%, 02/01/26	55	54,037
4.88%, 06/15/29	41	40,850
4.88%, 05/12/30	55	54,612
Fortive Corp., 4.30%, 06/15/46	42	36,129
Hubbell Inc.
2.30%, 03/15/31	12	10,372
3.15%, 08/15/27	35	33,664
3.35%, 03/01/26	20	19,603
3.50%, 02/15/28	32	30,944
Jabil Inc.
1.70%, 04/15/26	77	73,200
3.00%, 01/15/31	45	39,627
3.60%, 01/15/30	50	46,667
3.95%, 01/12/28	32	31,075
Keysight Technologies Inc.
3.00%, 10/30/29	72	67,057
4.60%, 04/06/27	65	65,071
Sensata Technologies BV
4.00%, 04/15/29(b)	65	61,366
5.88%, 09/01/30(b)	35	34,936
Sensata Technologies Inc.
3.75%, 02/15/31(b)	45	40,719
4.38%, 02/15/30(b)	25	23,601
6.63%, 07/15/32(b)	35	36,217
TD SYNNEX Corp., 6.10%, 04/12/34	40	41,630
Trimble Inc.
4.90%, 06/15/28	77	77,488
6.10%, 03/15/33	55	58,849
TTM Technologies Inc., 4.00%, 03/01/29(b)	30	28,269
Tyco Electronics Group SA
3.13%, 08/15/27	70	67,731
7.13%, 10/01/37	20	23,967
Vontier Corp.
1.80%, 04/01/26	69	65,641
2.40%, 04/01/28	55	50,320
2.95%, 04/01/31	53	45,803
		1,868,355
Engineering & Construction — 0.0%
Arcosa Inc.
4.38%, 04/15/29(b)	25	23,705
6.88%, 08/15/32(b)	40	41,702
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	35	28,772
Dycom Industries Inc., 4.50%, 04/15/29(b)	30	28,707
Security	Par (000)	Value
Engineering & Construction (continued)
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	$20	$18,299
INNOVATE Corp., 8.50%, 02/01/26(b)	20	15,571
Jacobs Engineering Group Inc., 6.35%, 08/18/28	5	5,287
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26(b)	95	93,242
TopBuild Corp.
3.63%, 03/15/29(b)	25	23,149
4.13%, 02/15/32(b)	30	27,346
		305,780
Entertainment — 0.3%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(c)	35	34,484
5.38%, 04/15/27	30	29,862
6.50%, 10/01/28	20	20,247
Cinemark USA Inc.
5.25%, 07/15/28(b)(c)	45	44,224
7.00%, 08/01/32(b)	30	31,141
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(b)	40	36,027
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	30	28,537
4.75%, 10/15/27(b)	60	58,510
6.50%, 05/15/27(b)	75	76,315
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	25	24,910
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)	25	24,639
Motion Bondco DAC, 6.63%, 11/15/27(b)	25	23,718
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	40	38,625
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(b)	30	29,804
7.25%, 05/15/31(b)	50	51,846
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	55	56,695
Six Flags Theme Parks Inc., 7.00%, 07/01/25(b)(c)	14	13,989
Vail Resorts Inc., 6.50%, 05/15/32(b)	35	36,372
Warnermedia Holdings Inc.
3.76%, 03/15/27	305	292,197
4.05%, 03/15/29	140	130,900
4.28%, 03/15/32	245	214,193
5.05%, 03/15/42	270	215,991
5.14%, 03/15/52	430	326,447
5.39%, 03/15/62	165	124,249
6.41%, 03/15/26	100	100,001
WMG Acquisition Corp.
3.00%, 02/15/31(b)(c)	50	44,452
3.75%, 12/01/29(b)	35	32,644
3.88%, 07/15/30(b)	35	32,449
		2,173,468
Environmental Control — 0.3%
Republic Services Inc.
0.88%, 11/15/25	12	11,471
1.45%, 02/15/31	75	62,005
1.75%, 02/15/32	102	84,050
2.30%, 03/01/30	84	75,327
2.38%, 03/15/33	40	33,501
2.90%, 07/01/26	90	87,556
3.05%, 03/01/50	35	24,647
15
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
3.38%, 11/15/27	$78	$75,814
3.95%, 05/15/28	33	32,583
4.88%, 04/01/29	50	50,974
5.00%, 04/01/34	105	106,890
5.70%, 05/15/41	15	15,676
6.20%, 03/01/40	45	49,728
Reworld Holding Corp.
4.88%, 12/01/29(b)	47	43,636
5.00%, 09/01/30	25	22,978
Veralto Corp.
5.35%, 09/18/28(b)	20	20,620
5.45%, 09/18/33(b)	40	41,308
Waste Connections Inc.
2.20%, 01/15/32	50	42,438
2.60%, 02/01/30	70	64,038
2.95%, 01/15/52	55	37,256
3.05%, 04/01/50	35	24,582
3.50%, 05/01/29	60	57,969
4.20%, 01/15/33	70	67,461
4.25%, 12/01/28	35	34,830
5.00%, 03/01/34	5	5,082
Waste Management Inc.
0.75%, 11/15/25	52	49,705
1.15%, 03/15/28	110	98,952
1.50%, 03/15/31	52	43,347
2.50%, 11/15/50	32	20,372
3.15%, 11/15/27	64	61,963
4.10%, 03/01/45	65	56,289
4.15%, 04/15/32	75	73,324
4.15%, 07/15/49	40	34,820
4.88%, 02/15/29	80	82,015
4.88%, 02/15/34	100	101,537
4.95%, 07/03/27	60	61,160
		1,855,904
Food — 0.6%
B&G Foods Inc.
5.25%, 09/15/27(c)	35	33,150
8.00%, 09/15/28(b)	55	57,166
Campbell Soup Co.
2.38%, 04/24/30	80	71,419
3.13%, 04/24/50	20	13,656
4.15%, 03/15/28	85	84,242
4.80%, 03/15/48	70	63,675
5.20%, 03/21/29	50	51,411
5.40%, 03/21/34	50	51,705
Cencosud SA, 4.38%, 07/17/27(d)	200	195,680
China Mengniu Dairy Co. Ltd., 2.50%, 06/17/30(d)	200	178,827
Conagra Brands Inc.
1.38%, 11/01/27	100	90,722
4.60%, 11/01/25	125	124,589
4.85%, 11/01/28	116	116,928
5.30%, 11/01/38	83	81,683
5.40%, 11/01/48	50	48,223
8.25%, 09/15/30	45	53,231
Flowers Foods Inc.
2.40%, 03/15/31	40	34,431
3.50%, 10/01/26	20	19,546
General Mills Inc.
2.25%, 10/14/31	60	51,467
2.88%, 04/15/30	80	73,342
3.00%, 02/01/51	65	43,566
Security	Par (000)	Value
Food (continued)
3.20%, 02/10/27	$95	$92,210
4.15%, 02/15/43	5	4,352
4.20%, 04/17/28	101	100,373
4.70%, 01/30/27	60	60,345
4.70%, 04/17/48	45	41,135
4.95%, 03/29/33	50	50,474
5.40%, 06/15/40	32	32,306
Hormel Foods Corp.
1.70%, 06/03/28	45	41,095
1.80%, 06/11/30	80	69,866
3.05%, 06/03/51	70	49,097
4.80%, 03/30/27	55	55,743
Ingredion Inc.
2.90%, 06/01/30	60	55,159
3.20%, 10/01/26	57	55,483
3.90%, 06/01/50	25	19,505
J.M. Smucker Co. (The)
2.13%, 03/15/32	35	29,212
2.38%, 03/15/30	60	53,625
2.75%, 09/15/41	15	10,366
3.38%, 12/15/27	35	34,009
3.55%, 03/15/50	20	14,524
4.25%, 03/15/35	60	56,369
4.38%, 03/15/45	55	47,955
5.90%, 11/15/28	55	58,074
6.20%, 11/15/33	70	76,326
6.50%, 11/15/53	65	72,688
Kellanova
3.25%, 04/01/26	105	102,902
4.30%, 05/15/28	70	69,767
5.75%, 05/16/54	10	10,625
Series B, 7.45%, 04/01/31	50	57,482
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	55	51,201
4.38%, 01/31/32(b)	45	41,382
4.88%, 05/15/28(b)	30	29,532
McCormick & Co. Inc./MD
0.90%, 02/15/26	45	42,644
1.85%, 02/15/31	35	29,531
2.50%, 04/15/30	60	53,847
3.40%, 08/15/27	85	82,837
4.20%, 08/15/47	32	28,313
Post Holdings Inc.
4.50%, 09/15/31(b)	65	60,461
4.63%, 04/15/30(b)	105	99,816
5.50%, 12/15/29(b)	75	73,669
5.63%, 01/15/28(b)	23	22,933
6.25%, 02/15/32(b)	65	66,708
6.38%, 03/01/33(b)	64	64,483
Smithfield Foods Inc.
2.63%, 09/13/31(b)	85	71,253
3.00%, 10/15/30(b)	20	17,650
4.25%, 02/01/27(b)	125	122,433
5.20%, 04/01/29(b)	15	15,018
TreeHouse Foods Inc., 4.00%, 09/01/28	32	29,558
U.S. Foods Inc.
4.63%, 06/01/30(b)	30	28,688
4.75%, 02/15/29(b)	55	53,626
6.88%, 09/15/28(b)	30	31,223
7.25%, 01/15/32(b)	30	31,729
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	$30	$28,173
		4,136,434
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	65	63,711
Forest Products & Paper — 0.1%
Domtar Corp., 6.75%, 10/01/28(b)	40	36,646
Glatfelter Corp., 4.75%, 11/15/29(b)	30	26,090
International Paper Co.
4.35%, 08/15/48	59	50,265
4.40%, 08/15/47	44	37,655
4.80%, 06/15/44	33	30,179
5.00%, 09/15/35	30	30,093
5.15%, 05/15/46	35	33,345
6.00%, 11/15/41	60	64,180
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	210,359
Mercer International Inc.
5.13%, 02/01/29	60	49,071
5.50%, 01/15/26	16	15,445
12.88%, 10/01/28(b)	15	15,635
		598,963
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28	5	4,995
Regal Rexnord Corp.
6.05%, 04/15/28	80	82,358
6.30%, 02/15/30	105	110,564
6.40%, 04/15/33	100	106,223
Snap-on Inc.
3.10%, 05/01/50	35	24,740
3.25%, 03/01/27	17	16,590
4.10%, 03/01/48	25	21,318
Stanley Black & Decker Inc.
2.30%, 03/15/30	85	74,995
2.75%, 11/15/50	65	39,399
3.00%, 05/15/32	35	31,095
3.40%, 03/01/26	37	36,308
4.25%, 11/15/28	20	19,859
4.85%, 11/15/48	30	26,969
5.20%, 09/01/40	21	20,631
6.27%, 03/06/26	15	14,997
		631,041
Health Care - Products — 0.5%
Agilent Technologies Inc.
2.10%, 06/04/30	60	52,679
2.30%, 03/12/31	95	82,345
2.75%, 09/15/29	55	50,505
3.05%, 09/22/26	50	48,442
Alcon Finance Corp.
2.60%, 05/27/30(b)	55	49,435
3.00%, 09/23/29(b)	75	69,635
3.80%, 09/23/49(b)	70	55,282
5.75%, 12/06/52(b)	10	10,518
Avantor Funding Inc.
3.88%, 11/01/29(b)	50	46,690
4.63%, 07/15/28(b)	100	97,493
Baxter International Inc.
1.92%, 02/01/27	200	187,749
2.54%, 02/01/32	100	85,390
3.13%, 12/01/51	60	40,055
3.50%, 08/15/46	5	3,674
Security	Par (000)	Value
Health Care - Products (continued)
Danaher Corp.
2.60%, 10/01/50	$85	$54,710
2.80%, 12/10/51	45	29,992
3.35%, 09/15/25	30	29,599
4.38%, 09/15/45	55	50,092
Dentsply Sirona Inc., 3.25%, 06/01/30	85	77,232
DH Europe Finance II SARL
2.60%, 11/15/29	70	64,539
3.25%, 11/15/39	50	41,375
3.40%, 11/15/49	82	62,205
Embecta Corp.
5.00%, 02/15/30(b)	32	28,870
6.75%, 02/15/30(b)	15	13,857
GE HealthCare Technologies Inc.
4.80%, 08/14/29	100	100,782
5.60%, 11/15/25	100	100,821
5.65%, 11/15/27	110	113,569
5.91%, 11/22/32	120	127,923
6.38%, 11/22/52	115	130,989
Hologic Inc.
3.25%, 02/15/29(b)	65	60,077
4.63%, 02/01/28(b)	20	19,551
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	20	21,789
Revvity Inc.
1.90%, 09/15/28	25	22,501
2.25%, 09/15/31	50	42,220
2.55%, 03/15/31	17	14,710
3.30%, 09/15/29	48	44,950
3.63%, 03/15/51	38	27,736
Solventum Corp.
5.40%, 03/01/29(b)	110	112,233
5.45%, 02/25/27(b)	5	5,071
5.60%, 03/23/34(b)	110	112,149
5.90%, 04/30/54(b)	120	121,501
6.00%, 05/15/64(b)	40	40,174
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	90	78,868
Stryker Corp.
1.95%, 06/15/30	165	144,008
3.50%, 03/15/26	125	122,999
4.10%, 04/01/43	5	4,322
4.63%, 03/15/46	115	105,748
Teleflex Inc.
4.25%, 06/01/28(b)	30	28,876
4.63%, 11/15/27	30	29,446
Varex Imaging Corp., 7.88%, 10/15/27(b)(c)	19	19,267
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	90	78,062
3.05%, 01/15/26	100	97,843
4.45%, 08/15/45	5	4,374
		3,264,922
Health Care - Services — 0.9%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	30	29,261
5.50%, 07/01/28(b)	30	29,756
AHP Health Partners Inc., 5.75%, 07/15/29(b)	20	19,327
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(b)	35	34,143
3.50%, 04/01/30(b)	40	39,051
5.00%, 07/15/27(b)	30	29,735
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	30	28,139
17
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.00%, 03/15/31(b)	$30	$27,616
4.25%, 05/01/28(b)	35	33,806
DaVita Inc.
3.75%, 02/15/31(b)	95	84,595
4.63%, 06/01/30(b)	170	159,993
6.88%, 09/01/32(b)	70	71,623
Elevance Health Inc.
2.25%, 05/15/30	130	115,039
2.55%, 03/15/31	105	92,650
2.88%, 09/15/29	110	102,254
3.13%, 05/15/50	95	65,975
3.60%, 03/15/51	100	74,809
3.65%, 12/01/27	126	123,201
3.70%, 09/15/49	20	15,397
4.10%, 03/01/28	155	153,313
4.10%, 05/15/32	15	14,434
4.38%, 12/01/47	100	86,314
4.55%, 03/01/48	75	66,070
4.55%, 05/15/52	25	21,801
4.63%, 05/15/42	35	32,137
4.65%, 01/15/43	50	45,800
4.65%, 08/15/44	85	77,165
4.75%, 02/15/33	125	124,531
5.13%, 02/15/53	90	85,722
5.38%, 06/15/34	100	103,541
5.50%, 10/15/32	60	63,103
5.65%, 06/15/54	70	71,833
6.10%, 10/15/52	65	70,558
6.38%, 06/15/37	20	22,219
Encompass Health Corp.
4.50%, 02/01/28	47	45,992
4.63%, 04/01/31	25	23,663
4.75%, 02/01/30	50	48,474
5.75%, 09/15/25	11	10,992
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	35	35,738
HCA Inc.
2.38%, 07/15/31	85	72,373
3.13%, 03/15/27	60	57,898
3.38%, 03/15/29	60	56,751
3.50%, 09/01/30	130	121,115
3.50%, 07/15/51	90	63,159
3.63%, 03/15/32	95	86,369
4.13%, 06/15/29	100	97,591
4.38%, 03/15/42	30	25,584
4.50%, 02/15/27	153	152,393
4.63%, 03/15/52	125	105,695
5.13%, 06/15/39	20	19,347
5.20%, 06/01/28	20	20,357
5.25%, 06/15/26	150	150,568
5.25%, 06/15/49	120	111,330
5.38%, 09/01/26	155	156,062
5.45%, 04/01/31	150	153,871
5.45%, 09/15/34	120	121,525
5.50%, 06/01/33	70	71,676
5.50%, 06/15/47	95	91,857
5.60%, 04/01/34	105	107,979
5.63%, 09/01/28	105	108,245
5.88%, 02/01/29	65	67,572
5.90%, 06/01/53	65	66,248
5.95%, 09/15/54	100	102,298
6.00%, 04/01/54	90	92,846
Security	Par (000)	Value
Health Care - Services (continued)
6.10%, 04/01/64	$40	$41,052
HealthEquity Inc., 4.50%, 10/01/29(b)(c)	35	33,443
Humana Inc.
1.35%, 02/03/27	125	115,860
2.15%, 02/03/32	75	62,281
3.13%, 08/15/29	60	56,043
3.70%, 03/23/29	95	91,787
3.95%, 03/15/27	68	66,978
3.95%, 08/15/49	35	27,163
4.63%, 12/01/42	37	32,572
4.80%, 03/15/47	45	39,723
4.88%, 04/01/30	62	62,565
4.95%, 10/01/44	55	50,003
5.38%, 04/15/31	5	5,123
5.50%, 03/15/53	55	53,229
5.75%, 03/01/28	15	15,558
5.75%, 04/15/54	50	50,086
5.95%, 03/15/34	55	58,137
IQVIA Inc.
5.00%, 10/15/26(b)	60	59,595
5.00%, 05/15/27(b)	60	59,567
6.25%, 02/01/29	80	84,530
6.50%, 05/15/30(b)	35	36,333
Molina Healthcare Inc.
3.88%, 11/15/30(b)	40	36,789
3.88%, 05/15/32(b)	45	40,474
4.38%, 06/15/28(b)	50	48,129
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	25	23,904
Quest Diagnostics Inc.
2.80%, 06/30/31	30	26,605
2.95%, 06/30/30	101	92,628
3.45%, 06/01/26	75	73,457
4.20%, 06/30/29	55	54,246
4.63%, 12/15/29	5	5,013
4.70%, 03/30/45	25	23,059
6.40%, 11/30/33	50	55,048
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)	50	52,567
		6,294,026
Holding Companies - Diversified — 0.0%
Abu Dhabi Developmental Holding Co. PJSC, 5.38%, 05/08/29(d)	200	206,678
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)(c)	25	23,263
5.25%, 04/15/29(b)	50	48,516
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	40	40,444
		318,901
Home Builders — 0.1%
Beazer Homes USA Inc.
5.88%, 10/15/27	20	19,882
7.25%, 10/15/29	20	20,441
7.50%, 03/15/31(b)	15	15,311
Century Communities Inc.
3.88%, 08/15/29(b)	30	27,811
6.75%, 06/01/27	30	30,282
DR Horton Inc.
1.40%, 10/15/27	5	4,568
2.60%, 10/15/25	10	9,767
5.00%, 10/15/34	15	14,955
Installed Building Products Inc., 5.75%, 02/01/28(b)	20	19,822
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
KB Home
4.00%, 06/15/31	$20	$18,451
4.80%, 11/15/29	20	19,523
6.88%, 06/15/27	20	20,783
7.25%, 07/15/30	25	26,032
LGI Homes Inc.
4.00%, 07/15/29(b)(c)	20	18,168
8.75%, 12/15/28(b)	25	26,659
M/I Homes Inc.
3.95%, 02/15/30	20	18,372
4.95%, 02/01/28	25	24,520
MDC Holdings Inc.
2.50%, 01/15/31	50	43,914
3.85%, 01/15/30	40	38,194
3.97%, 08/06/61	20	17,059
6.00%, 01/15/43	35	36,790
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	33,192
5.13%, 06/06/27	45	45,330
NVR Inc., 3.00%, 05/15/30	84	77,034
PulteGroup Inc.
5.00%, 01/15/27	30	30,248
6.00%, 02/15/35	41	43,808
6.38%, 05/15/33	40	43,512
7.88%, 06/15/32	35	41,291
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	30	29,702
5.75%, 01/15/28(b)	30	30,253
5.88%, 06/15/27(b)	35	35,453
Thor Industries Inc., 4.00%, 10/15/29(b)	35	31,975
Toll Brothers Finance Corp., 4.88%, 03/15/27	5	5,007
Tri Pointe Homes Inc.
5.25%, 06/01/27	20	19,913
5.70%, 06/15/28	20	20,105
Winnebago Industries Inc., 6.25%, 07/15/28(b)	20	19,906
		978,033
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	15	14,285
3.50%, 11/15/51	35	23,354
4.40%, 03/15/29	47	44,641
Tempur Sealy International Inc.
3.88%, 10/15/31(b)	55	48,486
4.00%, 04/15/29(b)	50	46,519
Whirlpool Corp.
2.40%, 05/15/31	65	55,070
4.50%, 06/01/46	40	32,917
4.60%, 05/15/50	45	36,746
4.70%, 05/14/32	40	39,004
4.75%, 02/26/29(c)	25	25,112
5.50%, 03/01/33	25	25,259
		391,393
Hotels, Restaurants & Leisure — 0.0%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(b)	75	76,677
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	35	32,555
Avery Dennison Corp.
2.25%, 02/15/32	70	58,752
2.65%, 04/30/30	18	16,264
Security	Par (000)	Value
Household Products & Wares (continued)
4.88%, 12/06/28	$45	$45,523
5.75%, 03/15/33	5	5,305
Church & Dwight Co. Inc.
2.30%, 12/15/31	10	8,615
3.15%, 08/01/27	80	77,708
3.95%, 08/01/47	65	53,418
5.00%, 06/15/52	15	14,518
5.60%, 11/15/32	10	10,657
Clorox Co. (The)
1.80%, 05/15/30	90	77,796
3.10%, 10/01/27	15	14,423
3.90%, 05/15/28	60	58,786
4.60%, 05/01/32	15	14,955
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	30	24,840
4.75%, 10/15/46(b)	45	40,516
4.80%, 09/01/40(b)	20	18,615
		573,246
Housewares — 0.0%
Newell Brands Inc.
5.70%, 04/01/26	125	124,672
6.38%, 09/15/27(c)	35	35,252
6.63%, 09/15/29(c)	50	50,010
6.88%, 04/01/36	25	23,795
7.00%, 04/01/46	45	38,894
		272,623
Insurance — 1.9%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	60,765
Aflac Inc.
1.13%, 03/15/26	20	19,006
2.88%, 10/15/26	45	43,583
3.60%, 04/01/30	108	103,158
4.00%, 10/15/46	25	20,699
4.75%, 01/15/49	60	55,612
AIA Group Ltd.
3.20%, 09/16/40(b)	210	161,087
3.38%, 04/07/30(b)	20	18,816
5.38%, 04/05/34(b)	200	203,283
American International Group Inc.
4.20%, 04/01/28	10	9,863
4.38%, 06/30/50	75	65,223
4.50%, 07/16/44	10	8,896
4.75%, 04/01/48	90	83,037
4.80%, 07/10/45	80	74,444
5.13%, 03/27/33	45	45,908
6.25%, 05/01/36	50	54,920
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	90	89,268
Aon Corp., 3.75%, 05/02/29	30	29,058
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	20	16,836
3.90%, 02/28/52	105	81,761
5.00%, 09/12/32	75	76,013
5.35%, 02/28/33	65	67,090
Aon Global Ltd.
4.60%, 06/14/44	60	53,345
4.75%, 05/15/45	100	90,689
Aon North America Inc.
5.13%, 03/01/27	100	101,850
5.15%, 03/01/29	80	81,937
19
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.45%, 03/01/34	$120	$124,130
5.75%, 03/01/54	100	103,415
Arch Capital Finance LLC
4.01%, 12/15/26	30	29,594
5.03%, 12/15/46	29	27,159
Arch Capital Group Ltd.
3.64%, 06/30/50	85	64,157
7.35%, 05/01/34	20	23,447
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	40	38,197
Arthur J Gallagher & Co.
2.40%, 11/09/31	20	16,901
3.50%, 05/20/51	50	36,080
5.75%, 03/02/53	80	81,184
5.75%, 07/15/54	20	20,437
6.50%, 02/15/34	5	5,499
6.75%, 02/15/54	45	51,925
Assurant Inc.
2.65%, 01/15/32	20	16,985
3.70%, 02/22/30	5	4,706
4.90%, 03/27/28	70	70,067
7.00%, 03/27/48, (3-mo. LIBOR US + 4.135%)(a)	25	25,388
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(c)	60	53,568
6.13%, 09/15/28	55	57,981
AXA SA, 6.38%, (1-day SOFR + 2.256%)(a)(b)(f)	30	33,075
Axis Specialty Finance LLC, 4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	5	4,687
Axis Specialty Finance PLC, 4.00%, 12/06/27	30	29,299
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	50	52,342
Brown & Brown Inc.
2.38%, 03/15/31	20	17,082
4.20%, 03/17/32	40	37,871
4.95%, 03/17/52	60	54,163
Chubb Corp. (The)
6.00%, 05/11/37	15	16,510
Series 1, 6.50%, 05/15/38	35	40,451
Chubb INA Holdings LLC
2.85%, 12/15/51	45	30,665
3.05%, 12/15/61	105	69,754
3.35%, 05/03/26	215	211,193
4.15%, 03/13/43	25	21,928
4.35%, 11/03/45	65	58,355
5.00%, 03/15/34	60	61,464
6.70%, 05/15/36	35	40,597
CNO Financial Group Inc., 6.45%, 06/15/34	50	52,172
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (3-mo. LIBOR US + 3.660%)(a)(b)(f)	30	29,264
Empower Finance 2020 LP
1.36%, 09/17/27(b)	45	40,845
1.78%, 03/17/31(b)	105	85,912
3.08%, 09/17/51(b)	55	36,848
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	120	78,251
3.50%, 10/15/50	30	21,083
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	5	4,561
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	55	53,889
4.58%, 05/17/48(b)	15	13,222
Security	Par (000)	Value
Insurance (continued)
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	$75	$61,633
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	55	47,719
4.50%, 04/15/26	80	79,682
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	30	19,876
3.60%, 08/19/49	41	31,196
4.30%, 04/15/43	25	22,015
4.40%, 03/15/48	50	43,674
5.95%, 10/15/36	15	16,159
6.10%, 10/01/41	40	42,840
Jackson Financial Inc.
3.13%, 11/23/31	90	77,912
4.00%, 11/23/51	55	40,035
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	20	15,110
3.95%, 05/15/60(b)	70	49,668
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	31	29,089
4.30%, 02/01/61(b)	50	32,845
4.57%, 02/01/29(b)	5	4,982
5.50%, 06/15/52(b)	145	139,968
7.80%, 03/07/87(b)	25	27,077
Lincoln National Corp.
3.05%, 01/15/30(c)	55	50,649
3.40%, 01/15/31	60	54,793
3.63%, 12/12/26	45	44,062
3.80%, 03/01/28	26	25,268
4.35%, 03/01/48	25	19,956
4.38%, 06/15/50	24	19,026
5.85%, 03/15/34	20	20,883
6.30%, 10/09/37	5	5,374
7.00%, 06/15/40	55	62,663
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	86	76,103
2.38%, 12/15/31	25	21,588
3.75%, 03/14/26	81	80,132
4.20%, 03/01/48	65	55,543
4.35%, 01/30/47	40	34,868
4.38%, 03/15/29	145	145,605
4.75%, 03/15/39	85	82,524
4.90%, 03/15/49	87	82,349
5.45%, 03/15/54	110	112,911
5.70%, 09/15/53	60	63,719
5.75%, 11/01/32	25	26,929
5.88%, 08/01/33	75	81,563
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	205	131,625
3.73%, 10/15/70(b)	10	7,055
4.90%, 04/01/77(b)	15	13,142
MassMutual Global Funding II
2.15%, 03/09/31(b)	90	78,052
2.35%, 01/14/27(b)	15	14,355
4.50%, 04/10/26(b)	220	220,385
5.05%, 12/07/27(b)	5	5,115
5.05%, 06/14/28(b)	205	209,632
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)	55	54,654
5.20%, 10/20/45, (5-year USD Swap + 4.230%)(a)(b)	45	44,794
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	$80	$65,945
1.88%, 01/11/27(b)	165	155,958
2.40%, 01/11/32(b)	25	21,370
2.95%, 04/09/30(b)	180	165,606
3.30%, 03/21/29(b)	5	4,760
3.45%, 12/18/26(b)	125	122,521
4.30%, 08/25/29(b)	5	4,962
4.85%, 01/08/29(b)	155	157,613
5.05%, 01/06/28(b)	10	10,173
5.15%, 03/28/33(b)	155	158,506
MGIC Investment Corp., 5.25%, 08/15/28	45	44,824
Munich Re America Corp., Series B, 7.45%, 12/15/26	90	95,853
New York Life Global Funding
0.85%, 01/15/26(b)	195	185,877
1.20%, 08/07/30(b)	45	37,489
1.85%, 08/01/31(b)	5	4,182
3.25%, 04/07/27(b)	10	9,739
4.55%, 01/28/33(b)	220	216,602
4.85%, 01/09/28(b)	110	111,646
4.90%, 06/13/28(b)	175	178,403
5.00%, 01/09/34(b)	100	101,646
5.45%, 09/18/26(b)	70	71,473
New York Life Insurance Co.
3.75%, 05/15/50(b)	165	128,376
4.45%, 05/15/69(b)	60	50,907
5.88%, 05/15/33(b)	60	63,981
6.75%, 11/15/39(b)	10	11,611
Old Republic International Corp.
3.88%, 08/26/26	60	58,996
5.75%, 03/28/34	10	10,342
Pricoa Global Funding I, 1.20%, 09/01/26(b)	35	32,848
Primerica Inc., 2.80%, 11/19/31	45	38,878
Principal Financial Group Inc.
2.13%, 06/15/30	75	65,322
3.10%, 11/15/26	50	48,422
3.70%, 05/15/29	25	24,161
4.30%, 11/15/46	40	34,438
4.35%, 05/15/43	32	28,406
4.63%, 09/15/42	20	18,426
6.05%, 10/15/36	51	55,456
Principal Life Global Funding II
0.88%, 01/12/26(b)	55	52,289
1.50%, 08/27/30(b)	45	37,517
1.63%, 11/19/30(b)	15	12,516
2.50%, 09/16/29(b)	26	23,648
3.00%, 04/18/26(b)	85	82,874
5.00%, 01/16/27(b)	45	45,609
Progressive Corp. (The)
2.45%, 01/15/27	70	67,167
3.20%, 03/26/30	65	61,340
3.70%, 01/26/45	40	32,564
3.95%, 03/26/50	40	32,918
4.00%, 03/01/29	47	46,493
4.13%, 04/15/47	62	53,237
4.20%, 03/15/48	40	34,575
4.35%, 04/25/44	25	22,458
6.25%, 12/01/32	73	81,167
Protective Life Corp.
3.40%, 01/15/30(b)	90	84,133
4.30%, 09/30/28(b)	75	74,106
Security	Par (000)	Value
Insurance (continued)
Prudential Financial Inc.
1.50%, 03/10/26	$60	$57,497
2.10%, 03/10/30	79	70,285
3.00%, 03/10/40	55	42,637
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	45	40,243
3.70%, 03/13/51	90	69,044
3.88%, 03/27/28	60	58,928
3.91%, 12/07/47	75	60,494
3.94%, 12/07/49	82	65,943
4.35%, 02/25/50(c)	75	64,908
4.42%, 03/27/48	45	39,162
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	85	82,593
5.70%, 12/14/36	67	71,534
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)	105	104,318
5.75%, 07/15/33	28	30,559
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	105	107,357
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	55	56,813
6.63%, 12/01/37	25	28,852
Prudential Funding Asia PLC, 3.63%, 03/24/32	60	55,346
Reinsurance Group of America Inc.
3.15%, 06/15/30	82	75,610
3.90%, 05/15/29	73	70,717
3.95%, 09/15/26	30	29,642
6.00%, 09/15/33	60	63,263
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	90	83,486
2.75%, 01/21/27(b)	40	38,002
Selective Insurance Group Inc., 5.38%, 03/01/49	15	14,538
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	200	198,933
Travelers Companies Inc. (The)
2.55%, 04/27/50	70	44,710
3.75%, 05/15/46	39	31,499
4.00%, 05/30/47	65	54,616
4.05%, 03/07/48	35	29,805
4.10%, 03/04/49	37	31,571
4.30%, 08/25/45	45	39,761
4.60%, 08/01/43	35	32,702
5.35%, 11/01/40	40	40,994
5.45%, 05/25/53	60	62,550
6.25%, 06/15/37	60	67,457
6.75%, 06/20/36	50	58,347
Trinity Acquisition PLC, 4.40%, 03/15/26	70	69,534
Unum Group, 4.13%, 06/15/51	65	49,712
Willis North America Inc.
2.95%, 09/15/29	88	81,306
3.88%, 09/15/49	49	37,784
4.50%, 09/15/28	67	66,698
4.65%, 06/15/27	75	75,155
5.05%, 09/15/48	30	27,545
5.35%, 05/15/33	60	61,158
XL Group Ltd., 5.25%, 12/15/43	30	29,197
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.777%)(a)(d)	200	171,725
		12,774,106
Internet — 0.3%
Booking Holdings Inc.
3.55%, 03/15/28	90	87,683
3.60%, 06/01/26	106	104,553
4.63%, 04/13/30	120	121,320
Cars.com Inc., 6.38%, 11/01/28(b)	25	24,884
21
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(b)	$15	$15,174
Cogent Communications Group LLC
3.50%, 05/01/26(b)	35	33,904
7.00%, 06/15/27(b)	30	30,380
eBay Inc.
1.40%, 05/10/26	75	71,108
2.60%, 05/10/31(c)	55	48,454
2.70%, 03/11/30	70	63,936
3.60%, 06/05/27	77	75,422
3.65%, 05/10/51	60	44,956
4.00%, 07/15/42	90	74,805
Gen Digital Inc.
6.75%, 09/30/27(b)	55	56,407
7.13%, 09/30/30(b)(c)	40	41,815
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	55	51,165
5.25%, 12/01/27(b)	40	39,778
GrubHub Holdings Inc., 5.50%, 07/01/27(b)	35	33,407
Meituan, 2.13%, 10/28/25(d)	200	193,287
Prosus NV
3.26%, 01/19/27(d)	200	190,508
3.68%, 01/21/30(d)	200	184,277
4.99%, 01/19/52(d)	200	161,062
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(c)(f)	45	42,541
6.25%, (5-year CMT + 4.956%)(a)(b)(f)	55	47,745
9.75%, 04/15/29(b)	130	140,091
11.25%, 02/15/27(b)	120	130,525
VeriSign Inc.
2.70%, 06/15/31	75	65,112
4.75%, 07/15/27	40	39,863
Ziff Davis Inc., 4.63%, 10/15/30(b)	25	23,063
		2,237,225
Iron & Steel — 0.1%
ATI Inc.
4.88%, 10/01/29	20	19,369
5.13%, 10/01/31	20	19,210
5.88%, 12/01/27	25	25,037
7.25%, 08/15/30(c)	30	31,830
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	20	20,220
Carpenter Technology Corp.
6.38%, 07/15/28	25	25,026
7.63%, 03/15/30	20	20,735
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	25	23,446
4.88%, 03/01/31(b)	20	18,352
5.88%, 06/01/27	36	35,898
6.25%, 10/01/40	15	13,125
6.75%, 04/15/30(b)	45	45,692
7.00%, 03/15/32(b)	95	95,436
Commercial Metals Co.
3.88%, 02/15/31	20	18,133
4.13%, 01/15/30	15	14,092
4.38%, 03/15/32	20	18,546
GUSAP III LP, 4.25%, 01/21/30(d)	200	192,081
Reliance Inc., 2.15%, 08/15/30	70	60,894
Steel Dynamics Inc.
1.65%, 10/15/27	60	54,925
3.25%, 01/15/31(c)	25	22,777
Security	Par (000)	Value
Iron & Steel (continued)
3.25%, 10/15/50	$15	$10,211
3.45%, 04/15/30	30	28,041
5.00%, 12/15/26	55	54,948
U.S. Steel Corp.
6.65%, 06/01/37	20	20,744
6.88%, 03/01/29	30	30,263
		919,031
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	25	26,311
Brunswick Corp.
2.40%, 08/18/31(c)	30	24,820
4.40%, 09/15/32(c)	25	23,269
5.10%, 04/01/52	40	32,658
Brunswick Corp./DE, 5.85%, 03/18/29	10	10,230
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	35	33,479
5.95%, 06/11/29(b)	35	35,788
Harley-Davidson Inc., 4.63%, 07/28/45	33	28,204
Life Time Inc.
5.75%, 01/15/26(b)	50	50,072
8.00%, 04/15/26(b)	30	30,371
NCL Corp. Ltd.
5.88%, 03/15/26(b)	88	87,892
5.88%, 02/15/27(b)	65	65,085
7.75%, 02/15/29(b)	35	37,308
8.13%, 01/15/29(b)	70	74,891
8.38%, 02/01/28(b)	35	36,860
NCL Finance Ltd., 6.13%, 03/15/28(b)(c)	35	35,371
Polaris Inc., 6.95%, 03/15/29	35	37,552
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	50	47,852
4.25%, 07/01/26(b)	20	19,651
5.38%, 07/15/27(b)	100	100,213
5.50%, 08/31/26(b)	65	65,187
5.50%, 04/01/28(b)	100	100,700
6.00%, 02/01/33(b)	125	128,079
6.25%, 03/15/32(b)	80	82,528
7.25%, 01/15/30(b)	60	63,462
Sabre GLBL Inc., 8.63%, 06/01/27(b)	100	96,222
		1,374,055
Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 01/15/31	40	36,519
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	100	89,705
3.75%, 05/01/29(b)	50	47,102
4.00%, 05/01/31(b)	66	61,064
4.88%, 01/15/30	60	58,839
5.75%, 05/01/28(b)	35	35,049
5.88%, 04/01/29(b)	25	25,462
6.13%, 04/01/32(b)	60	61,508
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	30	26,861
5.00%, 06/01/29(b)	55	51,981
6.63%, 01/15/32(b)	60	60,702
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	35	34,831
Hyatt Hotels Corp.
4.85%, 03/15/26	50	49,899
5.75%, 01/30/27	105	107,067
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.75%, 04/23/30	$35	$36,313
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)(c)	30	27,918
4.75%, 01/15/28	25	23,881
Studio City Co. Ltd., 7.00%, 02/15/27(b)	50	50,271
Studio City Finance Ltd., 5.00%, 01/15/29(b)	90	80,334
Travel & Leisure Co.
4.50%, 12/01/29(b)	40	37,255
4.63%, 03/01/30(b)	20	18,542
6.00%, 04/01/27	30	30,127
6.60%, 10/01/25	25	25,256
6.63%, 07/31/26(b)	40	40,710
		1,117,196
Machinery — 0.6%
ABB Finance USA Inc.
3.80%, 04/03/28	50	49,751
4.38%, 05/08/42	15	13,914
AGCO Corp.
5.45%, 03/21/27	15	15,236
5.80%, 03/21/34	50	51,372
ATS Corp., 4.13%, 12/15/28(b)	25	23,371
Chart Industries Inc.
7.50%, 01/01/30(b)	85	89,374
9.50%, 01/01/31(b)	31	33,663
CNH Industrial Capital LLC
1.45%, 07/15/26	12	11,325
1.88%, 01/15/26	75	72,223
4.55%, 04/10/28	15	14,979
5.50%, 01/12/29	20	20,675
CNH Industrial NV, 3.85%, 11/15/27	104	101,942
Deere & Co.
2.88%, 09/07/49	45	31,666
3.10%, 04/15/30	81	76,141
3.75%, 04/15/50	65	54,020
3.90%, 06/09/42	75	65,412
5.38%, 10/16/29	30	31,577
7.13%, 03/03/31	35	40,639
Dover Corp.
2.95%, 11/04/29	50	46,619
3.15%, 11/15/25	72	70,752
5.38%, 10/15/35	10	10,499
5.38%, 03/01/41	37	37,510
GrafTech Finance Inc., 4.63%, 12/15/28(b)	25	16,740
GrafTech Global Enterprises Inc., 9.88%, 12/15/28(b)	25	20,096
IDEX Corp.
2.63%, 06/15/31	55	47,987
3.00%, 05/01/30	79	72,512
Ingersoll Rand Inc.
5.18%, 06/15/29	100	102,654
5.20%, 06/15/27	100	101,772
5.70%, 08/14/33	60	63,259
5.70%, 06/15/54	50	52,063
John Deere Capital Corp.
0.70%, 01/15/26	62	58,987
1.05%, 06/17/26	72	68,064
1.30%, 10/13/26	50	47,033
1.45%, 01/15/31	27	22,718
1.50%, 03/06/28	17	15,484
1.75%, 03/09/27	75	70,598
2.00%, 06/17/31	57	48,960
2.25%, 09/14/26	90	86,447
Security	Par (000)	Value
Machinery (continued)
2.45%, 01/09/30	$71	$64,908
2.65%, 06/10/26	77	74,886
2.80%, 09/08/27	105	100,858
2.80%, 07/18/29	70	65,451
3.05%, 01/06/28	43	41,479
3.35%, 04/18/29	50	48,219
3.40%, 09/11/25	78	77,121
3.45%, 03/07/29	72	69,556
3.90%, 06/07/32	50	47,845
4.15%, 09/15/27	50	50,009
4.35%, 09/15/32	60	59,574
4.50%, 01/16/29	205	207,046
4.95%, 07/14/28	100	102,546
5.10%, 04/11/34	165	170,555
5.15%, 09/08/26	105	106,838
Manitowoc Co. Inc. (The), 9.00%, 04/01/26(b)	21	21,053
Mueller Water Products Inc., 4.00%, 06/15/29(b)	26	24,570
Nordson Corp., 5.80%, 09/15/33	45	47,975
nVent Finance SARL
2.75%, 11/15/31	65	55,608
5.65%, 05/15/33	30	30,798
Otis Worldwide Corp.
2.29%, 04/05/27	75	71,050
2.57%, 02/15/30	125	112,855
3.11%, 02/15/40	80	61,984
3.36%, 02/15/50	40	29,378
Rockwell Automation Inc.
2.80%, 08/15/61	30	18,330
3.50%, 03/01/29	125	121,237
4.20%, 03/01/49	45	39,067
SPX FLOW Inc., 8.75%, 04/01/30(b)(c)	30	31,253
Terex Corp., 5.00%, 05/15/29(b)	35	34,006
Vertiv Group Corp., 4.13%, 11/15/28(b)	55	52,806
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	50	48,784
4.70%, 09/15/28	75	75,267
Xylem Inc./New York
1.95%, 01/30/28	55	50,694
2.25%, 01/30/31	50	43,545
3.25%, 11/01/26	85	82,707
4.38%, 11/01/46	22	19,225
		4,217,117
Manufacturing — 0.2%
Carlisle Companies Inc.
2.75%, 03/01/30	46	41,842
3.75%, 12/01/27	64	62,443
Eaton Corp.
3.10%, 09/15/27	130	126,020
3.92%, 09/15/47	20	16,720
4.00%, 11/02/32	45	43,414
4.15%, 03/15/33	90	87,527
4.15%, 11/02/42	60	53,276
4.70%, 08/23/52	45	42,289
Hillenbrand Inc.
3.75%, 03/01/31	25	22,171
5.00%, 09/15/26	21	20,901
6.25%, 02/15/29	31	31,441
Illinois Tool Works Inc.
2.65%, 11/15/26	75	72,729
3.90%, 09/01/42	53	45,900
4.88%, 09/15/41	72	71,125
23
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Parker-Hannifin Corp.
3.25%, 03/01/27	$20	$19,443
3.25%, 06/14/29	91	86,330
4.00%, 06/14/49	55	45,542
4.10%, 03/01/47	35	29,494
4.20%, 11/21/34	66	62,960
4.45%, 11/21/44	40	35,649
4.50%, 09/15/29	65	65,166
Pentair Finance SARL, 4.50%, 07/01/29	45	44,440
Trinity Industries Inc., 7.75%, 07/15/28(b)	25	26,193
		1,153,015
Media — 1.7%
Belo Corp.
7.25%, 09/15/27	15	15,296
7.75%, 06/01/27	15	15,491
Cable One Inc., 4.00%, 11/15/30(b)(c)	40	30,711
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	200	173,618
4.25%, 01/15/34(b)	120	96,746
4.50%, 08/15/30(b)	200	178,392
4.50%, 05/01/32	185	158,018
4.50%, 06/01/33(b)	110	91,853
4.75%, 03/01/30(b)	200	182,565
4.75%, 02/01/32(b)	70	61,005
5.00%, 02/01/28(b)	200	192,393
5.13%, 05/01/27(b)	210	206,062
5.38%, 06/01/29(b)	95	90,043
5.50%, 05/01/26(b)	20	19,947
6.38%, 09/01/29(b)	95	93,843
7.38%, 03/01/31(b)	55	55,999
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	65	57,440
2.30%, 02/01/32	45	35,961
2.80%, 04/01/31	10	8,484
3.50%, 06/01/41	170	118,752
3.85%, 04/01/61	365	222,201
3.90%, 06/01/52	550	360,386
3.95%, 06/30/62	115	71,172
4.20%, 03/15/28	175	169,461
4.40%, 04/01/33(c)	95	86,496
4.80%, 03/01/50	85	64,604
5.05%, 03/30/29	145	143,664
5.38%, 05/01/47	40	33,464
5.75%, 04/01/48	80	69,579
6.10%, 06/01/29	155	160,107
6.15%, 11/10/26	20	20,490
6.38%, 10/23/35	205	207,561
6.48%, 10/23/45	400	382,697
6.55%, 06/01/34	100	103,457
6.65%, 02/01/34	20	20,825
6.83%, 10/23/55	30	29,779
Comcast Corp.
1.50%, 02/15/31	200	166,175
1.95%, 01/15/31	210	179,430
2.35%, 01/15/27	110	105,210
2.45%, 08/15/52	105	62,221
2.65%, 02/01/30	150	137,150
2.65%, 08/15/62	90	51,929
2.80%, 01/15/51	105	67,900
2.89%, 11/01/51	330	216,402
Security	Par (000)	Value
Media (continued)
2.94%, 11/01/56	$425	$270,056
2.99%, 11/01/63	255	157,295
3.15%, 03/01/26	55	53,968
3.15%, 02/15/28	65	62,557
3.20%, 07/15/36	20	16,890
3.25%, 11/01/39	80	64,119
3.30%, 02/01/27	125	122,163
3.30%, 04/01/27	60	58,528
3.40%, 04/01/30	215	203,701
3.40%, 07/15/46	80	60,569
3.45%, 02/01/50	170	125,914
3.55%, 05/01/28	75	73,005
3.75%, 04/01/40	120	101,929
3.90%, 03/01/38	100	88,469
3.95%, 10/15/25	180	178,587
3.97%, 11/01/47	115	93,795
4.00%, 08/15/47	15	12,293
4.00%, 03/01/48	75	61,321
4.00%, 11/01/49	150	122,345
4.05%, 11/01/52	80	64,986
4.15%, 10/15/28	315	312,575
4.20%, 08/15/34	65	61,848
4.25%, 10/15/30	140	138,458
4.25%, 01/15/33	165	159,520
4.40%, 08/15/35	40	38,345
4.55%, 01/15/29	10	10,089
4.60%, 10/15/38	45	43,026
4.70%, 10/15/48	105	96,780
4.80%, 05/15/33	125	125,793
4.95%, 10/15/58	70	65,814
5.25%, 11/07/25	140	141,026
5.30%, 06/01/34	100	103,627
5.35%, 11/15/27	15	15,483
5.35%, 05/15/53	60	60,074
5.50%, 05/15/64	105	105,825
5.65%, 06/15/35	60	63,552
5.65%, 06/01/54	100	104,524
6.45%, 03/15/37	20	22,742
6.50%, 11/15/35	140	158,238
7.05%, 03/15/33	30	34,695
Discovery Communications LLC
3.63%, 05/15/30	65	57,807
3.95%, 03/20/28	125	118,415
4.13%, 05/15/29	55	51,331
4.90%, 03/11/26	60	59,653
5.00%, 09/20/37	45	38,404
5.20%, 09/20/47	87	68,699
6.35%, 06/01/40	45	42,844
FactSet Research Systems Inc., 3.45%, 03/01/32	10	8,991
Gray Television Inc.
4.75%, 10/15/30(b)	50	28,452
5.38%, 11/15/31(b)	80	45,807
7.00%, 05/15/27(b)(c)	45	43,239
10.50%, 07/15/29(b)	80	82,047
Grupo Televisa SAB, 6.13%, 01/31/46	205	204,417
iHeartCommunications Inc.
4.75%, 01/15/28(b)	30	17,328
5.25%, 08/15/27(b)	45	28,262
6.38%, 05/01/26	45	37,525
8.38%, 05/01/27	50	23,262
NBCUniversal Media LLC, 4.45%, 01/15/43	120	107,777
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Nexstar Media Inc.
4.75%, 11/01/28(b)	$60	$55,870
5.63%, 07/15/27(b)	115	112,382
Scripps Escrow II Inc.
3.88%, 01/15/29(b)	35	22,585
5.38%, 01/15/31(b)(c)	25	11,131
Scripps Escrow Inc., 5.88%, 07/15/27(b)(c)	25	17,895
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	60	57,436
3.88%, 09/01/31(b)	95	81,546
4.00%, 07/15/28(b)	165	154,695
4.13%, 07/01/30(b)	95	85,286
5.00%, 08/01/27(b)	95	93,042
5.50%, 07/01/29(b)	82	79,832
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	40	44,880
TEGNA Inc.
4.63%, 03/15/28	62	58,264
4.75%, 03/15/26(b)	34	33,598
5.00%, 09/15/29	70	64,949
Thomson Reuters Corp.
3.35%, 05/15/26	26	25,426
5.50%, 08/15/35	25	26,032
5.65%, 11/23/43	30	30,432
5.85%, 04/15/40	32	33,517
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	65	74,059
Time Warner Cable LLC
4.50%, 09/15/42	40	30,388
5.50%, 09/01/41	270	232,578
6.55%, 05/01/37	10	9,884
6.75%, 06/15/39	50	49,590
7.30%, 07/01/38	180	189,091
VZ Secured Financing BV, 5.00%, 01/15/32(b)	100	90,659
Ziggo Bond Co. BV
5.13%, 02/28/30(b)	30	27,059
6.00%, 01/15/27(b)	40	39,918
Ziggo BV, 4.88%, 01/15/30(b)	60	55,851
		11,821,638
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	25	24,571
6.38%, 06/15/30(b)	30	30,471
Timken Co. (The), 4.50%, 12/15/28	30	29,777
Valmont Industries Inc., 5.00%, 10/01/44	37	34,624
		119,443
Mining — 0.2%
Antofagasta PLC, 5.63%, 05/13/32(a)(d)	200	205,709
Century Aluminum Co., 7.50%, 04/01/28(b)	15	15,318
Coeur Mining Inc., 5.13%, 02/15/29(b)(c)	20	18,918
Compass Minerals International Inc., 6.75%, 12/01/27(b)(c)	30	28,968
Constellium SE
3.75%, 04/15/29(b)	30	27,796
5.63%, 06/15/28(b)	20	19,811
6.38%, 08/15/32(b)	25	25,377
Hecla Mining Co., 7.25%, 02/15/28	30	30,508
Kaiser Aluminum Corp.
4.50%, 06/01/31(b)	35	31,473
4.63%, 03/01/28(b)	30	28,621
Security	Par (000)	Value
Mining (continued)
Kinross Gold Corp.
4.50%, 07/15/27	$105	$104,522
6.25%, 07/15/33	45	48,218
New Gold Inc., 7.50%, 07/15/27(b)	25	25,281
Newmont Corp.
2.25%, 10/01/30	100	88,721
2.60%, 07/15/32(c)	60	52,347
4.88%, 03/15/42	150	144,481
5.88%, 04/01/35	15	16,140
6.25%, 10/01/39	50	55,464
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30(b)	105	98,370
4.20%, 05/13/50(b)	30	25,728
5.35%, 03/15/34(b)	50	51,656
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	35	36,456
Perenti Finance Pty Ltd.
6.50%, 10/07/25(b)	14	14,047
7.50%, 04/26/29(b)	25	25,804
Taseko Mines Ltd., 8.25%, 05/01/30(b)	30	31,181
Yamana Gold Inc., 2.63%, 08/15/31	55	47,013
		1,297,928
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	30	30,123
Dexia SA, 4.50%, 03/19/27(b)	30	30,287
		60,410
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	114	108,796
3.25%, 02/15/29	45	42,206
3.28%, 12/01/28	70	65,636
3.57%, 12/01/31	60	53,922
4.25%, 04/01/28	55	54,057
5.55%, 08/22/34	50	50,224
Pitney Bowes Inc.
6.88%, 03/15/27(b)	25	24,703
7.25%, 03/15/29(b)	20	19,498
Xerox Corp.
4.80%, 03/01/35	15	10,765
6.75%, 12/15/39	22	17,335
Xerox Holdings Corp.
5.00%, 08/15/25(b)	32	31,469
5.50%, 08/15/28(b)	50	42,829
8.88%, 11/30/29(b)	32	30,016
Zebra Technologies Corp., 6.50%, 06/01/32(b)	30	31,036
		582,492
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	20	19,589
Steelcase Inc., 5.13%, 01/18/29	27	26,519
		46,108
Packaging & Containers — 0.3%
AptarGroup Inc., 3.60%, 03/15/32	15	13,590
Ball Corp.
2.88%, 08/15/30	85	75,087
3.13%, 09/15/31	55	48,057
6.00%, 06/15/29	65	66,878
6.88%, 03/15/28	50	51,725
Berry Global Inc.
1.57%, 01/15/26	125	119,552
4.50%, 02/15/26(b)	20	19,709
5.63%, 07/15/27(b)	30	29,957
25
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
5.65%, 01/15/34(b)	$75	$76,591
Brambles USA Inc., 4.13%, 10/23/25(b)	60	59,455
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26(b)	15	14,893
5.38%, 01/15/28(b)	27	26,373
Clearwater Paper Corp., 4.75%, 08/15/28(b)	20	18,666
Crown Americas LLC, 5.25%, 04/01/30	30	29,964
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	15	14,728
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	20	20,941
OI European Group BV, 4.75%, 02/15/30(b)	25	23,501
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(b)	35	35,090
7.25%, 05/15/31(b)(c)	45	45,573
7.38%, 06/01/32(b)	20	20,117
Packaging Corp. of America
3.05%, 10/01/51	105	71,988
3.40%, 12/15/27	10	9,677
Sealed Air Corp.
1.57%, 10/15/26(b)	115	106,965
4.00%, 12/01/27(b)	25	24,156
5.00%, 04/15/29(b)	30	29,436
6.50%, 07/15/32(b)	30	30,722
6.88%, 07/15/33(b)	25	26,811
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(b)	45	45,802
7.25%, 02/15/31(b)	30	31,547
Sonoco Products Co.
2.25%, 02/01/27	10	9,460
2.85%, 02/01/32(c)	20	17,312
3.13%, 05/01/30	75	69,359
TriMas Corp., 4.13%, 04/15/29(b)	25	23,265
Trivium Packaging Finance BV
5.50%, 08/15/26(b)	70	69,149
8.50%, 08/15/27(b)	45	44,985
WestRock MWV LLC, 8.20%, 01/15/30	30	34,734
WRKCo Inc.
3.00%, 06/15/33	55	48,007
3.38%, 09/15/27	20	19,323
3.90%, 06/01/28	35	34,076
4.00%, 03/15/28	60	58,844
4.20%, 06/01/32	20	19,279
4.65%, 03/15/26	55	54,793
4.90%, 03/15/29	40	40,482
		1,730,619
Pharmaceuticals — 0.3%
180 Medical Inc., 3.88%, 10/15/29(b)	35	32,855
AdaptHealth LLC
4.63%, 08/01/29(b)	30	27,385
5.13%, 03/01/30(b)	37	33,820
6.13%, 08/01/28(b)	20	19,831
Bausch Health Americas Inc.
8.50%, 01/31/27(b)	40	29,624
9.25%, 04/01/26(b)	45	40,569
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	95	71,636
5.00%, 01/30/28(b)(c)	25	13,875
5.00%, 02/15/29(b)	25	12,810
5.25%, 01/30/30(b)	50	24,303
5.25%, 02/15/31(b)	30	15,059
5.50%, 11/01/25(b)	90	86,610
Security	Par (000)	Value
Pharmaceuticals (continued)
5.75%, 08/15/27(b)	$30	$23,599
6.13%, 02/01/27(b)	55	46,906
6.25%, 02/15/29(b)	50	25,725
7.25%, 05/30/29(b)	20	10,199
9.00%, 12/15/25(b)	55	50,516
11.00%, 09/30/28(b)	125	115,696
14.00%, 10/15/30(b)	20	17,612
Elanco Animal Health Inc., 6.65%, 08/28/28(c)	45	46,739
Grifols SA, 4.75%, 10/15/28(b)	45	42,715
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25(b)(c)	17	16,922
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)	40	25,364
12.25%, 04/15/29(b)	50	50,172
Jazz Securities DAC, 4.38%, 01/15/29(b)	90	85,729
Novartis Capital Corp.
2.00%, 02/14/27	5	4,755
2.20%, 08/14/30	115	103,284
3.00%, 11/20/25	150	147,588
3.10%, 05/17/27	195	190,081
3.70%, 09/21/42	15	12,851
4.40%, 05/06/44	210	196,124
Option Care Health Inc., 4.38%, 10/31/29(b)	30	28,498
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	120	114,669
5.13%, 04/30/31(b)	125	116,952
6.75%, 05/15/34(b)	25	25,965
7.88%, 05/15/34(b)	50	52,769
Owens & Minor Inc.
4.50%, 03/31/29(b)	30	27,336
6.63%, 04/01/30(b)(c)	40	38,722
Zoetis Inc.
3.00%, 09/12/27	75	71,996
3.00%, 05/15/50	65	44,832
3.90%, 08/20/28	30	29,489
3.95%, 09/12/47	53	43,389
4.45%, 08/20/48	35	31,087
4.50%, 11/13/25	70	69,826
4.70%, 02/01/43	75	69,657
		2,386,141
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26(b)	50	49,819
4.87%, 02/15/29(b)	30	30,317
Carlyle Finance LLC, 5.65%, 09/15/48(b)	25	25,133
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	65	62,038
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	45	44,559
		211,866
Real Estate — 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)(c)	39	34,684
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)(c)	28	19,537
5.75%, 01/15/29(b)(c)	33	23,720
CBRE Services Inc.
2.50%, 04/01/31(c)	35	30,152
4.88%, 03/01/26	65	65,057
5.50%, 04/01/29	50	51,719
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	$200	$211,153
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31(d)	200	174,684
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	40	40,510
8.88%, 09/01/31(b)(c)	25	27,071
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	45	47,194
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	180,807
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	45	41,439
4.38%, 02/01/31(b)	40	35,998
5.38%, 08/01/28(b)	47	45,747
Hysan MTN Ltd., 2.88%, 06/02/27(d)	200	188,833
Kennedy-Wilson Inc.
4.75%, 03/01/29	40	36,178
4.75%, 02/01/30	40	35,312
5.00%, 03/01/31	35	30,582
MAF Sukuk Ltd., 3.93%, 02/28/30(d)	200	192,085
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	75	72,992
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	180,509
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(d)	200	193,011
		1,958,974
Real Estate Investment Trusts — 2.2%
Agree LP
2.00%, 06/15/28	5	4,530
2.60%, 06/15/33	50	40,916
5.63%, 06/15/34	55	56,623
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	105	85,286
2.75%, 12/15/29	40	36,312
2.95%, 03/15/34	110	92,873
3.00%, 05/18/51	82	52,199
3.38%, 08/15/31	60	54,775
3.55%, 03/15/52	55	38,840
3.80%, 04/15/26	90	88,753
3.95%, 01/15/27	63	61,924
4.00%, 02/01/50	45	34,565
4.30%, 01/15/26	35	34,759
4.50%, 07/30/29	50	49,515
4.70%, 07/01/30	70	69,662
4.85%, 04/15/49	35	30,955
4.90%, 12/15/30	81	81,845
5.15%, 04/15/53	35	32,166
5.63%, 05/15/54	40	39,301
American Homes 4 Rent LP
2.38%, 07/15/31	25	21,141
3.38%, 07/15/51	25	17,171
3.63%, 04/15/32	100	90,780
4.90%, 02/15/29	15	15,073
5.50%, 02/01/34	45	45,797
5.50%, 07/15/34	50	50,898
American Tower Corp.
1.30%, 09/15/25	20	19,246
1.45%, 09/15/26	50	46,909
1.50%, 01/31/28	90	81,128
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.60%, 04/15/26	$55	$52,261
1.88%, 10/15/30	80	67,887
2.10%, 06/15/30	79	68,719
2.30%, 09/15/31	65	55,219
2.70%, 04/15/31	50	44,046
2.75%, 01/15/27	89	85,227
2.90%, 01/15/30	70	64,080
2.95%, 01/15/51	100	66,173
3.10%, 06/15/50	60	40,908
3.13%, 01/15/27	44	42,530
3.38%, 10/15/26	89	86,766
3.55%, 07/15/27	74	71,862
3.60%, 01/15/28	104	100,621
3.70%, 10/15/49	42	31,857
3.80%, 08/15/29	91	87,343
3.95%, 03/15/29	76	73,671
4.40%, 02/15/26	55	54,722
5.65%, 03/15/33	105	109,487
5.80%, 11/15/28	50	52,286
5.90%, 11/15/33	75	79,612
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)	30	26,576
AvalonBay Communities Inc.
1.90%, 12/01/28	50	45,303
2.05%, 01/15/32	75	63,644
2.45%, 01/15/31	85	74,788
3.20%, 01/15/28	15	14,426
3.35%, 05/15/27	75	72,993
3.90%, 10/15/46	40	32,439
4.15%, 07/01/47	25	21,078
5.30%, 12/07/33	35	35,983
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(b)(c)	20	18,681
Boston Properties LP
2.45%, 10/01/33	55	42,755
2.55%, 04/01/32	65	52,828
2.75%, 10/01/26	70	66,672
2.90%, 03/15/30	70	61,746
3.25%, 01/30/31	95	83,578
3.40%, 06/21/29	80	73,871
3.65%, 02/01/26	95	92,963
4.50%, 12/01/28	60	58,448
5.75%, 01/15/35	50	49,766
6.50%, 01/15/34(c)	60	63,643
6.75%, 12/01/27	10	10,461
Brandywine Operating Partnership LP
3.95%, 11/15/27	30	28,276
4.55%, 10/01/29	25	22,926
8.05%, 03/15/28	20	21,277
8.88%, 04/12/29	25	27,218
Brixmor Operating Partnership LP
2.25%, 04/01/28	43	39,361
2.50%, 08/16/31	25	21,305
3.90%, 03/15/27	50	48,886
4.05%, 07/01/30	60	57,481
4.13%, 06/15/26	32	31,622
4.13%, 05/15/29	35	33,969
5.50%, 02/15/34	50	50,566
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	45	43,472
5.75%, 05/15/26(b)	49	48,860
27
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
COPT Defense Properties LP
2.00%, 01/15/29	$40	$35,170
2.25%, 03/15/26	58	55,631
2.75%, 04/15/31	40	34,309
2.90%, 12/01/33	30	24,508
Crown Castle Inc.
1.05%, 07/15/26	75	70,308
2.10%, 04/01/31	91	76,411
2.25%, 01/15/31	72	61,504
2.50%, 07/15/31	86	73,627
2.90%, 03/15/27	20	19,175
2.90%, 04/01/41	137	99,337
3.10%, 11/15/29	70	64,734
3.25%, 01/15/51	78	54,210
3.30%, 07/01/30	72	66,435
3.65%, 09/01/27	114	110,842
3.70%, 06/15/26	120	117,835
3.80%, 02/15/28	55	53,474
4.00%, 03/01/27	25	24,640
4.00%, 11/15/49	38	30,202
4.15%, 07/01/50	55	45,004
4.30%, 02/15/29	72	70,688
4.45%, 02/15/26	77	76,601
5.60%, 06/01/29	100	103,653
5.80%, 03/01/34	115	120,361
CubeSmart LP
2.50%, 02/15/32	60	51,159
4.38%, 02/15/29	50	49,208
Digital Realty Trust LP
3.60%, 07/01/29	90	86,077
3.70%, 08/15/27	155	151,174
4.45%, 07/15/28	65	64,546
DOC DR LLC
2.63%, 11/01/31	35	30,062
3.95%, 01/15/28	10	9,774
4.30%, 03/15/27	20	19,837
EPR Properties, 4.95%, 04/15/28	20	19,751
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	62,109
Equinix Inc.
1.00%, 09/15/25	40	38,445
1.55%, 03/15/28	60	54,128
1.80%, 07/15/27	60	55,780
2.00%, 05/15/28	45	41,152
2.15%, 07/15/30	74	64,617
2.50%, 05/15/31	25	21,720
2.90%, 11/18/26	69	66,644
2.95%, 09/15/51	50	32,436
3.00%, 07/15/50	65	43,139
3.20%, 11/18/29	70	65,406
3.40%, 02/15/52	15	10,651
3.90%, 04/15/32	55	51,746
ERP Operating LP
2.50%, 02/15/30	50	45,232
2.85%, 11/01/26	50	48,417
Federal Realty OP LP
1.25%, 02/15/26	25	23,742
3.20%, 06/15/29	60	55,944
3.25%, 07/15/27	40	38,482
3.50%, 06/01/30	45	41,991
4.50%, 12/01/44	30	24,978
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	$55	$52,806
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(b)	60	57,533
3.75%, 09/15/30(b)	35	31,133
Healthpeak OP LLC
1.35%, 02/01/27	45	41,709
2.88%, 01/15/31	61	54,590
3.00%, 01/15/30	65	59,884
3.25%, 07/15/26	40	39,032
3.50%, 07/15/29	20	19,009
5.25%, 12/15/32	55	55,844
6.75%, 02/01/41	39	43,687
Highwoods Realty LP
3.88%, 03/01/27	35	33,871
7.65%, 02/01/34	35	39,368
Host Hotels & Resorts LP
5.70%, 07/01/34	50	50,660
Series F, 4.50%, 02/01/26	52	51,619
Series H, 3.38%, 12/15/29	72	66,374
Series I, 3.50%, 09/15/30	72	65,828
Series J, 2.90%, 12/15/31	15	12,920
Hudson Pacific Properties LP
3.25%, 01/15/30	35	25,923
3.95%, 11/01/27	25	22,313
4.65%, 04/01/29	30	24,871
5.95%, 02/15/28	25	22,407
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	35	28,873
2.30%, 11/15/28	40	36,309
4.15%, 04/15/32	175	164,919
5.50%, 08/15/33	15	15,285
Iron Mountain Inc.
4.50%, 02/15/31(b)	68	63,808
4.88%, 09/15/27(b)	62	60,853
4.88%, 09/15/29(b)	65	63,103
5.00%, 07/15/28(b)	30	29,382
5.25%, 03/15/28(b)	55	54,383
5.25%, 07/15/30(b)	75	73,093
5.63%, 07/15/32(b)	40	39,406
7.00%, 02/15/29(b)	110	114,303
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	45	42,858
Kilroy Realty LP
2.50%, 11/15/32	45	35,139
2.65%, 11/15/33	35	26,776
3.05%, 02/15/30	15	13,118
4.25%, 08/15/29	30	28,053
4.38%, 10/01/25	40	39,608
4.75%, 12/15/28	30	29,429
6.25%, 01/15/36	40	39,722
Kimco Realty OP LLC
1.90%, 03/01/28	25	22,780
2.25%, 12/01/31	30	25,068
2.70%, 10/01/30	75	67,315
2.80%, 10/01/26	19	18,316
3.20%, 04/01/32	5	4,452
3.80%, 04/01/27	35	34,277
4.13%, 12/01/46	30	23,934
4.25%, 04/01/45	30	25,161
4.60%, 02/01/33	135	132,051
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.40%, 03/01/34	$15	$16,514
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	80	54,617
4.63%, 08/01/29	55	42,216
5.00%, 10/15/27(c)	90	76,275
5.25%, 08/01/26(c)	30	28,203
Omega Healthcare Investors Inc.
3.25%, 04/15/33	60	50,697
3.38%, 02/01/31	62	55,255
4.75%, 01/15/28	55	54,526
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	45	42,943
5.88%, 10/01/28(b)	45	44,666
7.00%, 02/01/30(b)	35	35,916
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	5	4,237
5.75%, 07/15/34	50	51,405
Piedmont Operating Partnership LP, 3.15%, 08/15/30	15	12,814
Prologis LP
1.25%, 10/15/30(c)	35	29,129
1.63%, 03/15/31	85	70,796
1.75%, 07/01/30	59	50,799
2.13%, 04/15/27	66	62,430
2.13%, 10/15/50	42	23,302
2.88%, 11/15/29	64	59,425
3.00%, 04/15/50	47	32,051
3.05%, 03/01/50	42	28,832
3.25%, 06/30/26	45	44,108
3.25%, 10/01/26	60	58,664
3.38%, 12/15/27	25	24,277
3.88%, 09/15/28	50	49,003
4.00%, 09/15/28	51	50,263
4.38%, 09/15/48	45	39,459
4.63%, 01/15/33	45	44,659
4.75%, 06/15/33	50	49,933
5.00%, 03/15/34	110	111,145
5.00%, 01/31/35	50	50,355
5.13%, 01/15/34	55	56,235
5.25%, 06/15/53	55	54,609
5.25%, 03/15/54	60	59,477
Public Storage Operating Co.
1.85%, 05/01/28	25	22,840
1.95%, 11/09/28	80	72,628
2.30%, 05/01/31	165	144,125
3.39%, 05/01/29	55	52,863
5.10%, 08/01/33	85	86,929
5.35%, 08/01/53	60	60,545
Regency Centers LP
3.60%, 02/01/27	95	92,880
3.70%, 06/15/30	40	38,058
4.13%, 03/15/28	10	9,859
4.40%, 02/01/47	20	17,027
4.65%, 03/15/49	35	30,611
Rexford Industrial Realty LP, 2.13%, 12/01/30	5	4,266
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	35	33,639
4.75%, 10/15/27	40	39,173
6.50%, 04/01/32(b)	65	66,907
7.25%, 07/15/28(b)	25	25,997
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP
3.20%, 12/01/31	$50	$43,380
3.90%, 10/15/29	10	9,353
SBA Communications Corp.
3.13%, 02/01/29	100	92,032
3.88%, 02/15/27	95	91,975
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25(b)	75	73,606
3.63%, 01/28/26(b)	105	103,280
3.75%, 03/23/27(b)	40	39,078
4.38%, 05/28/30(b)	75	73,705
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.685%)(a)(b)	35	33,898
Simon Property Group LP
1.75%, 02/01/28	100	91,685
2.45%, 09/13/29	77	70,083
2.65%, 07/15/30	60	54,433
2.65%, 02/01/32	50	43,502
3.25%, 11/30/26	75	73,125
3.25%, 09/13/49	100	70,872
3.30%, 01/15/26	65	63,863
3.38%, 12/01/27	105	101,876
3.80%, 07/15/50	115	89,048
4.25%, 10/01/44	5	4,266
4.25%, 11/30/46	65	54,868
5.85%, 03/08/53	5	5,219
6.25%, 01/15/34	100	109,188
6.75%, 02/01/40	85	96,417
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	25	24,055
4.38%, 01/15/27(b)	30	29,151
7.25%, 04/01/29(b)	40	41,668
Tanger Properties LP, 2.75%, 09/01/31	30	25,569
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	40	29,274
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28(b)	35	30,815
6.50%, 02/15/29(b)	65	49,939
10.50%, 02/15/28(b)	200	205,483
Ventas Realty LP
2.50%, 09/01/31	5	4,273
3.00%, 01/15/30	35	32,023
3.25%, 10/15/26	35	33,941
3.85%, 04/01/27	47	46,075
4.00%, 03/01/28	27	26,417
4.13%, 01/15/26	70	69,302
4.38%, 02/01/45	20	16,984
4.40%, 01/15/29	57	56,428
4.75%, 11/15/30	12	11,996
4.88%, 04/15/49	17	15,313
5.63%, 07/01/34	40	41,441
5.70%, 09/30/43	35	35,441
WEA Finance LLC
2.88%, 01/15/27(b)	75	71,333
3.50%, 06/15/29(b)	55	50,927
4.13%, 09/20/28(b)	35	33,717
4.63%, 09/20/48(b)(c)	45	36,022
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	15	11,975
29
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Welltower OP LLC
2.05%, 01/15/29	$65	$58,454
2.75%, 01/15/31	75	66,735
2.75%, 01/15/32	35	30,406
2.80%, 06/01/31	55	48,763
3.10%, 01/15/30	5	4,630
4.13%, 03/15/29	75	73,590
4.25%, 04/15/28	35	34,623
4.95%, 09/01/48	25	23,642
6.50%, 03/15/41	35	38,748
WP Carey Inc.
2.25%, 04/01/33	90	72,430
2.40%, 02/01/31	45	38,731
2.45%, 02/01/32	25	20,996
3.85%, 07/15/29	25	24,067
4.25%, 10/01/26	35	34,612
XHR LP
4.88%, 06/01/29(b)	30	28,541
6.38%, 08/15/25(b)	30	30,005
		14,892,110
Retail — 1.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	45	42,014
3.88%, 01/15/28(b)	100	95,608
4.00%, 10/15/30(b)	195	178,632
4.38%, 01/15/28(b)	50	48,248
Advance Auto Parts Inc.
1.75%, 10/01/27	42	37,618
3.50%, 03/15/32(c)	25	21,693
3.90%, 04/15/30(c)	27	24,836
5.95%, 03/09/28	25	25,269
Asbury Automotive Group Inc.
4.50%, 03/01/28	25	24,147
4.63%, 11/15/29(b)	52	49,592
4.75%, 03/01/30	30	28,679
5.00%, 02/15/32(b)	35	32,957
AutoNation Inc.
2.40%, 08/01/31	70	58,419
3.80%, 11/15/27	45	43,442
4.50%, 10/01/25	15	14,891
4.75%, 06/01/30	60	59,273
AutoZone Inc.
3.75%, 06/01/27	85	83,437
4.00%, 04/15/30	25	24,290
4.75%, 08/01/32	130	129,457
4.75%, 02/01/33	25	24,727
5.40%, 07/15/34	50	51,182
6.25%, 11/01/28	55	58,576
6.55%, 11/01/33	55	60,847
Bath & Body Works Inc.
5.25%, 02/01/28	40	39,364
6.63%, 10/01/30(b)	60	60,772
6.75%, 07/01/36	50	51,244
6.88%, 11/01/35	60	61,957
6.95%, 03/01/33	20	19,998
7.50%, 06/15/29(c)	25	25,864
Beacon Roofing Supply Inc.
4.13%, 05/15/29(b)	20	18,691
4.50%, 11/15/26(b)	20	19,610
6.50%, 08/01/30(b)	35	35,944
Best Buy Co. Inc., 4.45%, 10/01/28	45	44,948
Security	Par (000)	Value
Retail (continued)
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	$20	$19,270
Brinker International Inc., 8.25%, 07/15/30(b)	20	21,249
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(b)(c)(e)	58	60,183
13.00%, 06/01/30, (13.00% PIK)(b)(e)	106	113,592
14.00%, 06/01/31, (14.00% PIK)(b)(e)	134	152,543
Darden Restaurants Inc.
3.85%, 05/01/27	30	29,413
6.30%, 10/10/33	60	64,341
Dave & Buster's Inc., 7.63%, 11/01/25(b)	31	31,165
Dollar General Corp.
3.50%, 04/03/30	50	46,203
3.88%, 04/15/27	75	73,302
4.13%, 05/01/28	40	39,042
4.13%, 04/03/50	55	42,196
4.15%, 11/01/25	65	64,337
4.63%, 11/01/27	60	59,595
5.00%, 11/01/32	10	9,803
5.45%, 07/05/33	80	80,048
Foot Locker Inc., 4.00%, 10/01/29(b)(c)	25	21,775
Genuine Parts Co.
1.88%, 11/01/30	40	33,847
6.88%, 11/01/33	80	90,604
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	46	43,528
6.38%, 01/15/30(b)	25	25,431
GYP Holdings III Corp., 4.63%, 05/01/29(b)	20	18,708
Home Depot Inc. (The)
0.90%, 03/15/28	140	125,473
1.38%, 03/15/31	115	95,209
1.50%, 09/15/28	80	72,261
1.88%, 09/15/31	20	16,961
2.13%, 09/15/26	100	95,995
2.38%, 03/15/51	70	42,556
2.70%, 04/15/30	114	104,869
2.75%, 09/15/51	65	42,642
2.88%, 04/15/27	100	96,913
2.95%, 06/15/29	130	122,942
3.13%, 12/15/49	105	75,254
3.25%, 04/15/32	40	36,916
3.30%, 04/15/40	125	102,289
3.35%, 09/15/25	120	118,536
3.35%, 04/15/50	100	74,835
3.50%, 09/15/56	45	33,728
3.63%, 04/15/52	95	73,963
3.90%, 12/06/28	130	128,765
3.90%, 06/15/47	115	95,806
4.00%, 09/15/25	60	59,711
4.20%, 04/01/43	25	22,164
4.25%, 04/01/46	5	4,424
4.40%, 03/15/45	70	63,524
4.50%, 09/15/32	200	201,296
4.50%, 12/06/48	105	95,587
4.88%, 02/15/44	50	48,305
4.95%, 06/25/34	125	128,111
5.15%, 06/25/26	220	223,494
5.30%, 06/25/54	110	112,246
5.40%, 09/15/40	60	62,354
5.40%, 06/25/64	55	56,536
5.88%, 12/16/36	264	290,572
5.95%, 04/01/41	50	55,111
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	$45	$44,543
Lithia Motors Inc.
3.88%, 06/01/29(b)	50	46,413
4.38%, 01/15/31(b)	35	32,253
4.63%, 12/15/27(b)	25	24,399
Lowe's Companies Inc.
1.30%, 04/15/28	35	31,464
1.70%, 09/15/28	150	134,934
1.70%, 10/15/30	130	110,500
2.50%, 04/15/26	70	67,853
2.63%, 04/01/31	140	124,133
2.80%, 09/15/41	40	28,543
3.00%, 10/15/50	120	79,251
3.10%, 05/03/27	140	135,365
3.35%, 04/01/27	50	48,743
3.38%, 09/15/25	90	88,752
3.50%, 04/01/51	65	46,763
3.65%, 04/05/29	90	86,997
3.70%, 04/15/46	75	57,632
3.75%, 04/01/32	175	164,252
4.05%, 05/03/47	120	97,086
4.25%, 04/01/52	95	77,797
4.38%, 09/15/45	5	4,287
4.45%, 04/01/62	90	73,500
4.50%, 04/15/30	90	90,097
4.55%, 04/05/49	20	17,289
4.65%, 04/15/42	40	36,458
4.80%, 04/01/26	100	100,325
5.00%, 04/15/33	10	10,165
5.00%, 04/15/40	35	33,842
5.13%, 04/15/50	55	51,809
5.15%, 07/01/33	150	154,298
5.50%, 10/15/35	56	58,742
5.63%, 04/15/53	65	65,635
5.75%, 07/01/53	5	5,150
5.80%, 09/15/62	60	61,091
5.85%, 04/01/63	10	10,239
Nordstrom Inc.
4.00%, 03/15/27	22	21,206
4.25%, 08/01/31	25	22,337
4.38%, 04/01/30	30	27,582
5.00%, 01/15/44	65	51,744
6.95%, 03/15/28	20	20,632
O'Reilly Automotive Inc.
3.55%, 03/15/26	100	98,339
3.90%, 06/01/29	105	102,287
4.70%, 06/15/32	105	104,728
Papa John's International Inc., 3.88%, 09/15/29(b)	25	22,889
Patrick Industries Inc., 4.75%, 05/01/29(b)	20	18,783
Ross Stores Inc., 0.88%, 04/15/26	100	94,173
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	35	35,714
Target Corp.
1.95%, 01/15/27	110	105,028
2.35%, 02/15/30	85	77,282
2.50%, 04/15/26	70	68,388
2.65%, 09/15/30	55	50,580
2.95%, 01/15/52	70	48,009
3.38%, 04/15/29	70	68,000
3.63%, 04/15/46	75	60,460
Security	Par (000)	Value
Retail (continued)
3.90%, 11/15/47	$80	$66,560
4.00%, 07/01/42	65	57,425
4.40%, 01/15/33	20	20,016
4.50%, 09/15/32	75	75,389
4.80%, 01/15/53	45	43,126
6.50%, 10/15/37	140	161,360
TJX Companies Inc. (The)
1.15%, 05/15/28	20	17,938
2.25%, 09/15/26	120	115,235
4.50%, 04/15/50	30	27,788
Tractor Supply Co.
1.75%, 11/01/30	15	12,718
5.25%, 05/15/33	60	61,404
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	35	30,544
Walgreen Co., 4.40%, 09/15/42	20	13,850
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	25	20,131
3.45%, 06/01/26	95	90,486
4.10%, 04/15/50	60	39,020
4.50%, 11/18/34(c)	20	15,616
4.80%, 11/18/44(c)	60	44,851
8.13%, 08/15/29	37	37,052
Yum! Brands Inc.
3.63%, 03/15/31	62	56,979
4.63%, 01/31/32	85	80,579
4.75%, 01/15/30(b)	55	53,998
5.35%, 11/01/43	20	19,370
5.38%, 04/01/32	60	59,355
6.88%, 11/15/37	20	22,398
		10,357,698
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	5	4,699
2.97%, 02/16/28, (1-day SOFR + 1.29%)(a)(b)	20	19,131
3.96%, 07/18/30, (3-mo. LIBOR US + 1.855%)(a)(b)	40	38,423
4.00%, 09/14/26(b)	25	24,490
4.30%, 03/08/29, (3-mo. LIBOR US + 1.452%)(a)(b)	240	236,095
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	230	238,524
		561,362
Semiconductors — 1.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32	5	4,860
ams-OSRAM AG, 12.25%, 03/30/29(b)	25	26,584
Analog Devices Inc.
1.70%, 10/01/28	55	49,929
2.10%, 10/01/31	60	51,528
2.80%, 10/01/41	95	70,081
2.95%, 10/01/51	83	57,260
3.50%, 12/05/26	90	88,551
Applied Materials Inc.
1.75%, 06/01/30	60	52,169
2.75%, 06/01/50	75	51,361
3.30%, 04/01/27	97	94,833
3.90%, 10/01/25	50	49,673
4.35%, 04/01/47	62	56,351
5.10%, 10/01/35	40	41,754
5.85%, 06/15/41	44	48,289
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	60	58,044
3.88%, 01/15/27	200	197,282
31
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
2.45%, 02/15/31(b)	$195	$170,086
2.60%, 02/15/33(b)	110	92,251
3.14%, 11/15/35(b)	210	175,542
3.15%, 11/15/25	35	34,353
3.19%, 11/15/36(b)	195	161,403
3.42%, 04/15/33(b)	178	158,492
3.46%, 09/15/26	40	39,165
3.47%, 04/15/34(b)	190	167,894
3.50%, 02/15/41(b)	235	187,758
3.75%, 02/15/51(b)	120	93,265
4.00%, 04/15/29(b)	55	53,653
4.11%, 09/15/28	145	143,207
4.15%, 11/15/30	100	97,263
4.15%, 04/15/32(b)	95	90,600
4.30%, 11/15/32	120	115,741
4.93%, 05/15/37(b)	130	127,075
5.00%, 04/15/30	20	20,562
5.05%, 07/12/29	200	203,873
5.15%, 11/15/31	110	112,408
Entegris Inc.
3.63%, 05/01/29(b)	30	27,615
4.38%, 04/15/28(b)	25	24,042
4.75%, 04/15/29(b)	110	107,818
5.95%, 06/15/30(b)	60	60,779
Intel Corp.
2.00%, 08/12/31	10	8,217
2.60%, 05/19/26	50	48,066
3.05%, 08/12/51	25	15,549
3.10%, 02/15/60	30	17,656
3.20%, 08/12/61	30	17,601
3.73%, 12/08/47	300	213,908
4.15%, 08/05/32	150	140,543
4.75%, 03/25/50	55	46,115
4.88%, 02/10/26	100	99,850
4.88%, 02/10/28	370	369,963
5.05%, 08/05/62	10	8,408
5.13%, 02/10/30	125	126,066
5.15%, 02/21/34	75	74,341
5.20%, 02/10/33	175	174,171
5.60%, 02/21/54	120	113,732
5.63%, 02/10/43	220	213,079
5.70%, 02/10/53	375	358,368
5.90%, 02/10/63	195	188,514
KLA Corp.
3.30%, 03/01/50	70	51,750
4.10%, 03/15/29	25	24,872
4.65%, 07/15/32	65	65,705
4.95%, 07/15/52	110	106,621
5.25%, 07/15/62	60	59,959
Lam Research Corp.
1.90%, 06/15/30	65	56,845
2.88%, 06/15/50	60	41,034
3.13%, 06/15/60	44	29,561
3.75%, 03/15/26	100	98,961
4.00%, 03/15/29	93	91,918
4.88%, 03/15/49	45	43,122
Marvell Technology Inc.
1.65%, 04/15/26	50	47,627
2.45%, 04/15/28	27	24,964
2.95%, 04/15/31	80	71,453
Security	Par (000)	Value
Semiconductors (continued)
4.88%, 06/22/28	$80	$80,328
Microchip Technology Inc.
4.25%, 09/01/25	40	39,694
5.05%, 03/15/29	100	101,977
Micron Technology Inc.
2.70%, 04/15/32	50	42,810
3.37%, 11/01/41	45	33,845
3.48%, 11/01/51	45	31,957
4.19%, 02/15/27	122	120,783
4.66%, 02/15/30	85	84,797
4.98%, 02/06/26	80	80,241
5.33%, 02/06/29	76	77,844
5.88%, 02/09/33	65	68,395
5.88%, 09/15/33	55	57,911
NVIDIA Corp.
1.55%, 06/15/28	70	64,102
2.00%, 06/15/31	85	74,315
2.85%, 04/01/30	156	146,272
3.20%, 09/16/26	130	127,714
3.50%, 04/01/40	134	115,870
3.50%, 04/01/50	75	60,684
3.70%, 04/01/60	47	38,108
NXP BV/NXP Funding LLC
5.35%, 03/01/26	40	40,244
5.55%, 12/01/28	60	61,929
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	65	56,181
2.65%, 02/15/32	85	72,918
3.13%, 02/15/42	45	32,916
3.15%, 05/01/27	82	79,071
3.25%, 05/11/41	75	56,854
3.25%, 11/30/51	20	13,734
3.40%, 05/01/30	89	83,264
3.88%, 06/18/26	50	49,298
4.30%, 06/18/29	40	39,459
4.40%, 06/01/27	10	9,969
5.00%, 01/15/33	40	39,998
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	38,018
Qorvo Inc.
3.38%, 04/01/31(b)	65	57,737
4.38%, 10/15/29	79	76,112
Qualcomm Inc.
1.30%, 05/20/28	50	45,041
1.65%, 05/20/32	230	188,442
2.15%, 05/20/30	20	17,891
3.25%, 05/20/27	215	209,775
3.25%, 05/20/50	40	29,382
4.30%, 05/20/47	145	129,129
4.50%, 05/20/52	85	76,468
4.65%, 05/20/35	60	60,498
4.80%, 05/20/45	25	24,133
5.40%, 05/20/33(c)	35	37,469
6.00%, 05/20/53	85	94,992
Renesas Electronics Corp., 2.17%, 11/25/26(b)	45	42,476
SK Hynix Inc.
1.50%, 01/19/26(d)	200	190,921
2.38%, 01/19/31(d)	200	170,404
Skyworks Solutions Inc., 3.00%, 06/01/31	52	45,505
Synaptics Inc., 4.00%, 06/15/29(b)	30	28,147
Texas Instruments Inc.
1.13%, 09/15/26	55	51,740
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
1.75%, 05/04/30	$70	$61,342
1.90%, 09/15/31	70	60,312
2.25%, 09/04/29	110	100,638
2.70%, 09/15/51	30	19,948
2.90%, 11/03/27	57	54,889
3.88%, 03/15/39	90	82,664
4.15%, 05/15/48	114	99,832
4.60%, 02/15/28	50	50,730
5.00%, 03/14/53	50	49,444
5.05%, 05/18/63	115	112,903
5.15%, 02/08/54	50	50,566
TSMC Arizona Corp.
2.50%, 10/25/31	220	191,882
3.13%, 10/25/41	205	165,227
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	180,220
1.25%, 04/23/26(d)	200	189,401
1.38%, 09/28/30(d)	200	167,316
Xilinx Inc., 2.38%, 06/01/30	91	81,739
		11,928,748
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	25	24,939
Adobe Inc.
2.15%, 02/01/27	120	114,565
2.30%, 02/01/30	136	123,474
4.80%, 04/04/29	50	51,290
Autodesk Inc.
2.40%, 12/15/31	80	68,891
2.85%, 01/15/30	50	45,980
3.50%, 06/15/27	27	26,373
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	70	60,910
2.90%, 12/01/29	85	78,021
3.40%, 06/27/26	45	43,981
Camelot Finance SA, 4.50%, 11/01/26(b)	45	44,199
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	43	43,218
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	55	52,417
4.88%, 07/01/29(b)	55	52,965
Concentrix Corp.
6.60%, 08/02/28	75	78,652
6.85%, 08/02/33(c)	40	41,794
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	20	19,721
6.50%, 10/15/28(b)(c)	30	29,617
Dye & Durham Ltd., 8.63%, 04/15/29(b)	35	36,714
Elastic NV, 4.13%, 07/15/29(b)	40	37,342
Electronic Arts Inc.
1.85%, 02/15/31	80	67,800
2.95%, 02/15/51	65	44,457
4.80%, 03/01/26	37	37,021
Fair Isaac Corp.
4.00%, 06/15/28(b)	55	52,504
5.25%, 05/15/26(b)	30	30,000
Fidelity National Information Services Inc.
1.15%, 03/01/26	105	99,678
1.65%, 03/01/28	30	27,168
2.25%, 03/01/31	20	17,312
3.10%, 03/01/41	81	60,956
4.50%, 08/15/46	25	21,333
Security	Par (000)	Value
Software (continued)
5.10%, 07/15/32	$75	$76,807
Fiserv Inc.
2.25%, 06/01/27	140	132,123
2.65%, 06/01/30	99	89,381
3.20%, 07/01/26	174	169,912
3.50%, 07/01/29	150	143,653
4.20%, 10/01/28	60	59,319
4.40%, 07/01/49	137	117,428
5.15%, 08/12/34	50	50,507
5.45%, 03/15/34	65	66,990
5.63%, 08/21/33	135	141,239
Intuit Inc.
1.35%, 07/15/27	42	38,848
1.65%, 07/15/30	37	31,777
5.13%, 09/15/28	50	51,638
5.20%, 09/15/33	65	67,729
5.25%, 09/15/26	60	61,182
5.50%, 09/15/53	75	78,786
MicroStrategy Inc., 6.13%, 06/15/28(b)	30	29,268
Open Text Corp.
3.88%, 02/15/28(b)	60	56,910
3.88%, 12/01/29(b)	55	50,796
Open Text Holdings Inc.
4.13%, 02/15/30(b)	55	51,148
4.13%, 12/01/31(b)	37	33,680
PTC Inc., 4.00%, 02/15/28(b)	30	28,871
Rackspace Finance LLC, 3.50%, 05/15/28(b)	26	11,353
RingCentral Inc., 8.50%, 08/15/30(b)	25	26,674
Roper Technologies Inc.
1.00%, 09/15/25	65	62,523
1.40%, 09/15/27	75	68,682
1.75%, 02/15/31	56	46,742
2.00%, 06/30/30	65	56,397
2.95%, 09/15/29	55	51,171
3.80%, 12/15/26	129	127,034
3.85%, 12/15/25	37	36,666
4.20%, 09/15/28	40	39,673
4.90%, 10/15/34	15	14,869
ServiceNow Inc., 1.40%, 09/01/30	145	123,103
Twilio Inc.
3.63%, 03/15/29	35	32,335
3.88%, 03/15/31	30	27,437
VMware LLC
1.40%, 08/15/26	45	42,330
1.80%, 08/15/28	50	45,073
2.20%, 08/15/31	125	105,704
3.90%, 08/21/27	117	115,007
4.65%, 05/15/27	92	92,168
4.70%, 05/15/30	92	91,880
Workday Inc.
3.50%, 04/01/27	65	63,577
3.70%, 04/01/29	10	9,670
3.80%, 04/01/32	70	65,773
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	36,954
		4,554,079
Telecommunications — 1.5%
America Movil SAB de CV
2.88%, 05/07/30	5	4,552
4.38%, 07/16/42	15	13,263
4.38%, 04/22/49	40	35,042
33
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.13%, 03/30/40	$210	$225,729
6.38%, 03/01/35	110	122,029
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	60	45,222
4.30%, 07/29/49	35	29,624
4.46%, 04/01/48	90	78,185
5.10%, 05/11/33	20	20,175
5.20%, 02/15/34	80	81,363
5.55%, 02/15/54	55	55,680
Series US-4, 3.65%, 03/17/51	40	30,266
Series US-6, 3.20%, 02/15/52	50	34,512
Ciena Corp., 4.00%, 01/31/30(b)	25	23,406
CommScope LLC
4.75%, 09/01/29(b)	75	60,004
6.00%, 03/01/26(b)	90	86,579
7.13%, 07/01/28(b)	40	29,306
8.25%, 03/01/27(b)(c)	55	46,034
CommScope Technologies LLC, 5.00%, 03/15/27(b)(c)	45	34,414
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)	135	133,974
Consolidated Communications Inc.
5.00%, 10/01/28(b)(c)	25	21,854
6.50%, 10/01/28(b)	45	41,284
Corning Inc.
3.90%, 11/15/49	37	29,581
4.38%, 11/15/57	47	38,735
4.70%, 03/15/37	14	13,561
4.75%, 03/15/42	40	36,957
5.35%, 11/15/48	41	40,518
5.45%, 11/15/79	60	58,261
5.75%, 08/15/40	31	32,021
5.85%, 11/15/68	20	20,681
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	110	106,893
5.88%, 10/15/27(b)	70	69,734
5.88%, 11/01/29(c)	45	41,367
6.00%, 01/15/30(b)(c)	60	55,280
6.75%, 05/01/29(b)	60	57,836
8.63%, 03/15/31(b)	95	100,615
8.75%, 05/15/30(b)	70	73,820
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	200	187,906
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	185	178,230
Juniper Networks Inc.
1.20%, 12/10/25	47	44,855
2.00%, 12/10/30	42	35,639
3.75%, 08/15/29	45	43,132
5.95%, 03/15/41	30	30,628
Level 3 Financing Inc.
3.88%, 10/15/30(b)	45	30,737
4.00%, 04/15/31(b)	45	30,451
4.50%, 04/01/30(b)	60	44,443
4.88%, 06/15/29(b)(c)	50	39,697
10.50%, 04/15/29(b)	40	43,046
10.50%, 05/15/30(b)	57	61,287
10.75%, 12/15/30(b)	70	75,668
11.00%, 11/15/29(b)	120	131,119
Lumen Technologies Inc.
4.13%, 04/15/29(b)	23	18,524
4.13%, 04/15/30(b)	23	17,760
4.50%, 01/15/29(b)	25	14,052
5.38%, 06/15/29(b)	15	8,581
Security	Par (000)	Value
Telecommunications (continued)
Series G, 6.88%, 01/15/28(c)	$17	$12,624
Series P, 7.60%, 09/15/39	25	14,063
Series U, 7.65%, 03/15/42	15	8,517
Millicom International Cellular SA, 6.25%, 03/25/29(d)	180	178,164
Motorola Solutions Inc.
4.60%, 05/23/29	80	80,199
5.40%, 04/15/34	100	103,041
5.50%, 09/01/44	40	40,423
Nokia OYJ
4.38%, 06/12/27	30	29,675
6.63%, 05/15/39	35	37,005
Ooredoo International Finance Ltd., 2.63%, 04/08/31(d)	200	177,850
Qwest Corp., 7.25%, 09/15/25	15	15,014
Rogers Communications Inc.
2.90%, 11/15/26	74	71,364
3.63%, 12/15/25	105	103,382
3.80%, 03/15/32	110	101,385
4.30%, 02/15/48	80	65,769
4.35%, 05/01/49	81	67,175
4.50%, 03/15/42	50	44,003
4.50%, 03/15/43	50	43,444
4.55%, 03/15/52	185	156,723
5.00%, 02/15/29	30	30,355
5.00%, 03/15/44	90	83,489
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	47	45,991
5.30%, 02/15/34	70	70,582
5.45%, 10/01/43	70	68,137
7.50%, 08/15/38	35	41,897
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	20	15,726
Telecom Italia Capital SA
6.00%, 09/30/34	40	38,790
6.38%, 11/15/33	40	40,468
7.20%, 07/18/36	40	41,117
7.72%, 06/04/38	40	42,445
TELUS Corp.
2.80%, 02/16/27	37	35,454
3.40%, 05/13/32	50	45,005
3.70%, 09/15/27	70	68,228
4.30%, 06/15/49	40	32,789
4.60%, 11/16/48	60	51,890
U.S. Cellular Corp., 6.70%, 12/15/33	35	38,523
Verizon Communications Inc.
0.85%, 11/20/25	121	115,659
1.45%, 03/20/26	55	52,422
1.50%, 09/18/30	87	73,781
1.68%, 10/30/30	70	59,240
1.75%, 01/20/31	135	113,351
2.10%, 03/22/28	234	216,651
2.36%, 03/15/32	281	238,567
2.55%, 03/21/31	194	170,599
2.63%, 08/15/26	170	164,317
2.65%, 11/20/40	159	114,134
2.85%, 09/03/41	65	47,537
2.88%, 11/20/50	165	109,001
2.99%, 10/30/56	235	150,820
3.00%, 03/22/27	202	195,507
3.00%, 11/20/60	117	73,563
3.15%, 03/22/30	104	96,968
3.40%, 03/22/41	217	172,783
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.55%, 03/22/51	$244	$183,685
3.70%, 03/22/61	240	176,808
3.85%, 11/01/42	50	41,579
3.88%, 02/08/29	104	101,607
3.88%, 03/01/52	70	55,831
4.00%, 03/22/50	74	60,361
4.02%, 12/03/29	263	257,419
4.13%, 03/16/27	269	266,858
4.13%, 08/15/46	80	67,590
4.33%, 09/21/28	220	219,323
4.40%, 11/01/34	147	141,192
4.50%, 08/10/33	161	156,396
4.52%, 09/15/48	105	93,853
4.67%, 03/15/55	60	54,517
4.75%, 11/01/41	57	54,115
4.78%, 02/15/35(b)	200	197,193
4.81%, 03/15/39	84	81,036
4.86%, 08/21/46	125	118,206
5.01%, 04/15/49	50	49,641
5.01%, 08/21/54	55	52,301
5.25%, 03/16/37	75	76,790
5.50%, 03/16/47	32	33,477
5.50%, 02/23/54	65	66,639
5.85%, 09/15/35	27	28,714
6.40%, 09/15/33	27	29,794
6.55%, 09/15/43	52	59,814
7.75%, 12/01/30	55	64,480
ViaSat Inc.
5.63%, 09/15/25(b)	20	19,829
5.63%, 04/15/27(b)	100	95,054
6.50%, 07/15/28(b)(c)	25	20,930
7.50%, 05/30/31(b)(c)	50	38,276
Viavi Solutions Inc., 3.75%, 10/01/29(b)	25	22,272
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)	85	82,901
		10,438,199
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	15	14,441
3.55%, 11/19/26	60	58,372
3.90%, 11/19/29	100	95,640
5.10%, 05/15/44	30	26,892
6.05%, 05/14/34	40	41,451
6.35%, 03/15/40	45	47,227
		284,023
Transportation — 0.2%
AP Moller - Maersk A/S
4.50%, 06/20/29(b)	55	55,067
5.88%, 09/14/33(b)	50	52,889
CH Robinson Worldwide Inc., 4.20%, 04/15/28	55	54,418
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	169,761
JB Hunt Transport Services Inc., 3.88%, 03/01/26	70	69,170
MTR Corp. Ltd., 1.63%, 08/19/30(d)	200	173,767
RXO Inc., 7.50%, 11/15/27(b)	20	20,712
Ryder System Inc.
2.85%, 03/01/27	85	81,582
2.90%, 12/01/26	50	48,212
3.35%, 09/01/25	50	49,240
5.25%, 06/01/28	50	51,040
Security	Par (000)	Value
Transportation (continued)
5.38%, 03/15/29	$10	$10,294
5.50%, 06/01/29	60	62,088
6.30%, 12/01/28	20	21,333
6.60%, 12/01/33	65	71,896
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	179,675
XPO CNW Inc., 6.70%, 05/01/34	20	20,813
XPO Inc.
6.25%, 06/01/28(b)	60	61,330
7.13%, 06/01/31(b)	50	52,204
7.13%, 02/01/32(b)	45	47,207
		1,352,698
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31	55	45,385
3.10%, 06/01/51	45	29,900
3.25%, 09/15/26	30	29,092
3.50%, 03/15/28	25	23,974
3.85%, 03/30/27	35	34,314
4.00%, 06/30/30	65	62,734
4.55%, 11/07/28	25	25,035
4.70%, 04/01/29	35	35,020
5.20%, 03/15/44	25	23,709
5.40%, 03/15/27	5	5,090
5.45%, 09/15/33	5	5,130
6.05%, 03/15/34	65	69,062
6.05%, 06/05/54	15	15,743
		404,188
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	65	59,414
2.95%, 09/01/27	5	4,817
3.25%, 06/01/51	5	3,563
3.45%, 06/01/29	92	88,282
3.45%, 05/01/50	39	29,094
3.75%, 09/01/28	45	43,987
3.75%, 09/01/47	31	24,600
4.00%, 12/01/46	25	20,769
4.15%, 06/01/49	37	31,048
4.20%, 09/01/48	30	25,542
4.30%, 12/01/42	52	46,035
4.30%, 09/01/45	20	17,575
4.45%, 06/01/32	50	49,440
5.15%, 03/01/34	15	15,411
5.45%, 03/01/54	50	50,842
6.59%, 10/15/37	55	63,465
		573,884
Total Corporate Bonds & Notes — 30.7% (Cost: $218,117,833)		209,621,713
Foreign Government Obligations(g)
Argentina — 0.2%
Argentina Bonar Bond
1.00%, 07/09/29	60	33,686
1.75%, 07/09/30(h)	341	183,031
4.75%, 07/09/35(h)	470	205,655
4.88%, 07/09/41(h)	50	19,862
5.00%, 01/09/38(h)	190	84,078
Argentine Republic Government International Bond
1.00%, 07/09/29(c)	100	60,095
35
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Argentina (continued)
1.75%, 07/09/30(h)	$451	$256,786
4.38%, 07/09/46(c)(h)	65	30,301
4.75%, 07/09/35(h)	420	186,342
4.88%, 07/09/41(h)	275	114,558
5.00%, 01/09/38(h)	285	138,369
		1,312,763
Brazil — 0.1%
Brazilian Government International Bond
5.63%, 01/07/41	300	276,735
7.13%, 01/20/37	225	244,813
8.25%, 01/20/34	200	231,930
10.13%, 05/15/27	120	135,547
		889,025
Canada — 0.9%
Canada Government International Bond
0.75%, 05/19/26	170	160,744
3.75%, 04/26/28	190	189,681
4.63%, 04/30/29	150	155,261
CDP Financial Inc.
1.00%, 05/26/26(b)	50	47,291
4.25%, 07/25/28(b)	255	257,139
CPPIB Capital Inc.
0.88%, 09/09/26(b)	5	4,689
4.25%, 07/20/28(b)	270	272,751
Export Development Canada
3.88%, 02/14/28	425	425,277
4.13%, 02/13/29	220	222,483
4.38%, 06/29/26	15	15,075
4.75%, 06/05/34	60	63,450
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	211,421
2.00%, 04/16/31(b)	250	218,158
Province of Alberta Canada
1.30%, 07/22/30	115	98,636
2.05%, 08/17/26(b)	100	96,108
3.30%, 03/15/28	125	122,324
4.50%, 01/24/34	50	50,709
Province of British Columbia Canada
0.90%, 07/20/26	155	145,944
1.30%, 01/29/31(c)	70	59,114
2.25%, 06/02/26	55	53,214
4.20%, 07/06/33	110	109,086
4.75%, 06/12/34	130	134,259
4.80%, 11/15/28	150	155,060
4.90%, 04/24/29	105	109,006
7.25%, 09/01/36	20	25,029
Province of Manitoba Canada
1.50%, 10/25/28	55	49,894
2.13%, 06/22/26	245	236,237
4.90%, 05/31/34	60	62,647
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,642
Province of Ontario Canada
0.63%, 01/21/26	166	157,845
1.05%, 04/14/26	130	123,625
1.05%, 05/21/27	110	101,682
1.13%, 10/07/30	125	105,469
1.60%, 02/25/31	75	64,348
1.80%, 10/14/31	125	107,251
2.00%, 10/02/29	45	40,868
2.13%, 01/21/32	60	52,418
Security	Par (000)	Value
Canada (continued)
2.30%, 06/15/26	$70	$67,751
2.50%, 04/27/26	120	116,748
3.10%, 05/19/27	90	87,948
4.20%, 01/18/29	125	125,979
5.05%, 04/24/34	100	105,696
Province of Quebec Canada
1.35%, 05/28/30	90	77,694
2.50%, 04/20/26	90	87,580
2.75%, 04/12/27	68	65,880
3.63%, 04/13/28	300	296,605
4.50%, 04/03/29	105	107,215
4.50%, 09/08/33	105	106,495
Series PD, 7.50%, 09/15/29	110	127,124
PSP Capital Inc., 1.63%, 10/26/28(b)	10	9,112
		5,905,662
Chile — 0.2%
Chile Government International Bond
3.24%, 02/06/28	200	191,764
3.50%, 01/25/50	200	150,977
3.63%, 10/30/42	200	161,750
3.86%, 06/21/47	200	162,333
4.00%, 01/31/52	200	162,816
4.95%, 01/05/36	200	200,039
5.33%, 01/05/54	200	197,865
		1,227,544
Colombia — 0.1%
Colombia Government International Bond
4.50%, 03/15/29	200	187,809
5.00%, 06/15/45	200	144,990
6.13%, 01/18/41	300	261,611
7.38%, 09/18/37	300	302,343
		896,753
Costa Rica — 0.0%
Costa Rica Government International Bond, 6.55%, 04/03/34(d)	200	210,627
Denmark — 0.1%
Kommunekredit
0.50%, 01/28/26(d)	200	189,775
4.63%, 03/05/27(a)(d)	200	202,892
		392,667
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	110	113,910
Kuntarahoitus OYJ, 4.88%, 01/13/27(b)	200	203,720
		317,630
France — 0.4%
Agence Francaise de Developpement EPIC
4.50%, 02/17/26(d)	200	200,185
4.50%, 03/05/29(d)	400	406,881
Caisse d'Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	365	349,760
0.63%, 02/18/26(b)	10	9,486
1.00%, 10/21/30(b)	5	4,192
1.25%, 10/28/26(b)	5	4,708
1.38%, 01/20/31(b)	330	280,557
3.75%, 05/24/28(b)	310	307,928
4.00%, 01/25/26(b)	10	9,957
4.25%, 01/24/27(b)	600	602,599
4.63%, 11/02/25(b)	200	200,400
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.88%, 09/19/26(b)	$200	$202,938
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	200	200,522
SFIL SA, 5.00%, 04/26/27(d)	200	204,308
		2,984,421
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	100	94,925
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	200	189,039
2.63%, 02/04/51(b)	200	135,869
4.75%, 01/12/28(b)	200	204,179
Hong Kong Government International Bond
1.38%, 02/02/31(b)	200	169,939
4.00%, 06/07/33(b)	200	199,091
		898,117
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	200	164,803
5.50%, 03/26/36(d)	200	201,173
6.25%, 09/22/32(d)	200	213,810
7.63%, 03/29/41	166	195,831
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(d)	200	203,545
		979,162
Indonesia — 0.5%
Indonesia Government International Bond
2.85%, 02/14/30	200	183,961
3.05%, 03/12/51	200	142,744
3.20%, 09/23/61	200	136,526
4.35%, 01/11/48	200	180,708
4.55%, 01/11/28	200	200,520
4.65%, 09/20/32	200	200,005
4.70%, 02/10/34	200	199,700
4.85%, 01/11/33	200	202,255
5.10%, 02/10/54	400	398,983
5.25%, 01/17/42(d)	200	204,873
6.75%, 01/15/44(d)	200	240,325
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	176,543
4.15%, 03/29/27(d)	200	199,458
4.40%, 06/06/27(d)	200	200,840
4.70%, 06/06/32(d)	200	201,311
5.10%, 07/02/29(a)(d)	200	205,776
		3,274,528
Israel — 0.2%
Israel Government International Bond
2.88%, 03/16/26	200	192,808
5.38%, 03/12/29	200	201,592
5.50%, 03/12/34	200	199,281
5.75%, 03/12/54	200	191,263
State of Israel
3.38%, 01/15/50	400	269,363
3.80%, 05/13/60(d)	200	137,593
		1,191,900
Italy — 0.1%
Republic of Italy Government International Bond
2.88%, 10/17/29	230	211,193
3.88%, 05/06/51	260	189,177
Security	Par (000)	Value
Italy (continued)
4.00%, 10/17/49	$20	$15,208
5.38%, 06/15/33	70	71,283
		486,861
Japan — 0.1%
Development Bank of Japan Inc.
1.00%, 08/27/30(b)	5	4,193
1.25%, 10/20/26(b)	5	4,701
4.50%, 01/30/34(b)	200	203,866
5.13%, 09/01/26(b)	5	5,085
Japan International Cooperation Agency
1.00%, 07/22/30(c)	45	37,708
2.13%, 10/20/26	46	44,035
2.75%, 04/27/27	5	4,823
4.00%, 05/23/28	200	199,345
4.75%, 05/21/29	215	221,401
		725,157
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 4.88%, 10/14/44(d)	200	197,140
Latvia — 0.0%
Latvia Government International Bond, 5.13%, 07/30/34(b)	55	56,237
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	185,529
Netherlands — 0.1%
BNG Bank NV
0.50%, 11/24/25(b)	20	19,084
3.50%, 05/19/28(b)	305	300,635
4.25%, 01/25/29(b)	205	207,739
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	45	38,247
4.00%, 06/01/28(b)	210	210,406
		776,111
Norway — 0.1%
Kommunalbanken AS
0.50%, 01/13/26(b)	20	19,001
1.13%, 10/26/26(b)	15	14,092
1.13%, 06/14/30(b)	200	170,546
4.25%, 01/24/29(b)	200	202,450
		406,089
Panama — 0.2%
Panama Government International Bond
3.16%, 01/23/30	200	173,783
4.50%, 05/15/47	400	291,994
4.50%, 04/16/50	200	142,034
6.70%, 01/26/36	220	223,941
7.88%, 03/01/57	200	218,861
8.00%, 03/01/38	200	220,263
8.88%, 09/30/27	45	49,391
9.38%, 04/01/29	100	114,026
		1,434,293
Paraguay — 0.0%
Paraguay Government International Bond, 3.85%, 06/28/33(d)	200	180,793
Peru — 0.2%
Peruvian Government International Bond
1.86%, 12/01/32	100	79,325
37
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
2.78%, 01/23/31	$145	$128,181
2.78%, 12/01/60	65	38,487
3.00%, 01/15/34	110	93,258
3.30%, 03/11/41	70	54,575
3.55%, 03/10/51	75	55,863
3.60%, 01/15/72	85	57,134
5.38%, 02/08/35	200	203,255
5.63%, 11/18/50	100	101,879
6.55%, 03/14/37	70	77,734
8.75%, 11/21/33	100	125,101
		1,014,792
Poland — 0.2%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	212,855
Republic of Poland Government International Bond
3.25%, 04/06/26	90	88,546
4.88%, 10/04/33	90	91,109
5.13%, 09/18/34	100	102,395
5.50%, 11/16/27	80	83,189
5.50%, 04/04/53	205	209,486
5.50%, 03/18/54	200	203,849
5.75%, 11/16/32	50	53,607
		1,045,036
Qatar — 0.3%
Qatar Government International Bond
3.75%, 04/16/30(d)	200	196,307
4.00%, 03/14/29(d)	200	198,987
4.40%, 04/16/50(d)	200	184,019
4.50%, 04/23/28(d)	200	202,535
4.63%, 06/02/46(d)	200	191,540
4.75%, 05/29/34(d)	200	207,818
4.82%, 03/14/49(d)	200	196,259
5.10%, 04/23/48(d)	200	204,223
5.75%, 01/20/42(b)	200	221,027
		1,802,715
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(d)	50	47,406
3.00%, 02/14/31(d)	100	85,827
3.63%, 03/27/32(d)	66	57,896
4.00%, 02/14/51(d)	130	92,589
5.13%, 06/15/48(d)	50	42,659
5.25%, 11/25/27(d)	60	60,009
6.00%, 05/25/34(d)	50	50,201
6.13%, 01/22/44(d)	60	59,273
6.38%, 01/30/34(d)	200	205,262
7.13%, 01/17/33(d)	90	97,260
		798,382
South Africa — 0.1%
Republic of South Africa Government International Bond
4.88%, 04/14/26	200	198,041
5.65%, 09/27/47	200	161,399
6.25%, 03/08/41	225	205,133
		564,573
South Korea — 0.1%
Korea Development Bank (The)
4.38%, 02/15/28	200	200,820
4.63%, 02/15/27	200	201,800
Korea International Bond
1.75%, 10/15/31	200	170,615
Security	Par (000)	Value
South Korea (continued)
4.50%, 07/03/29	$200	$205,573
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(d)	200	203,355
		982,163
Supranational — 1.3%
Africa Finance Corp., 4.38%, 04/17/26(d)	200	196,009
African Development Bank
0.88%, 03/23/26	215	204,445
0.88%, 07/22/26	245	230,911
4.38%, 11/03/27	180	182,575
4.38%, 03/14/28	40	40,664
4.63%, 01/04/27	50	50,709
Council of Europe Development Bank
0.88%, 09/22/26	210	197,031
3.63%, 01/26/28	5	4,960
3.75%, 05/25/26	20	19,873
4.13%, 01/24/29	80	80,876
4.63%, 06/11/27	5	5,097
European Bank for Reconstruction & Development
0.50%, 11/25/25	85	81,166
0.50%, 01/28/26	20	18,994
4.13%, 01/25/29	195	197,226
4.25%, 03/13/34	125	127,189
4.38%, 03/09/28	10	10,177
European Stability Mechanism, 0.38%, 09/10/25(b)	215	206,510
Inter-American Development Bank
0.63%, 09/16/27	95	86,288
0.88%, 04/20/26	180	170,863
1.13%, 07/20/28	165	149,136
1.13%, 01/13/31	240	202,606
1.50%, 01/13/27	155	146,506
2.00%, 06/02/26	75	72,351
2.00%, 07/23/26	185	178,145
2.25%, 06/18/29	176	163,937
2.38%, 07/07/27	105	100,759
3.13%, 09/18/28	219	213,459
3.20%, 08/07/42	5	4,208
3.50%, 09/14/29	210	206,837
3.50%, 04/12/33	120	115,508
3.88%, 10/28/41	75	69,376
4.00%, 01/12/28	100	100,456
4.13%, 02/15/29	215	217,611
4.38%, 02/01/27	65	65,646
4.38%, 01/24/44	29	28,414
International Bank for Reconstruction & Development
0.50%, 10/28/25	280	268,080
0.65%, 02/10/26	25	23,556
0.75%, 11/24/27(c)	209	189,570
0.75%, 08/26/30	156	130,324
0.85%, 02/10/27	30	27,023
0.88%, 07/15/26	55	51,919
0.88%, 05/14/30	174	147,782
1.13%, 09/13/28	380	342,214
1.25%, 02/10/31	176	149,580
1.38%, 04/20/28	220	201,903
1.63%, 11/03/31	275	235,888
1.75%, 10/23/29	275	248,514
1.88%, 10/27/26	283	270,854
2.50%, 11/22/27	110	105,580
3.13%, 11/20/25	50	49,323
3.13%, 06/15/27	190	186,291
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.50%, 07/12/28	$225	$222,472
3.63%, 09/21/29	15	14,860
3.88%, 02/14/30	110	110,177
3.88%, 08/28/34	250	246,422
4.00%, 07/25/30	15	15,119
4.00%, 01/10/31	300	301,592
4.63%, 08/01/28	225	231,600
4.75%, 04/10/26	160	161,557
4.75%, 11/14/33	245	258,405
4.75%, 02/15/35	25	26,273
Nordic Investment Bank
0.38%, 09/11/25	365	350,559
0.50%, 01/21/26	20	19,007
4.25%, 02/28/29	210	213,485
4.38%, 03/14/28	30	30,495
		8,976,942
Sweden — 0.1%
Kommuninvest I Sverige AB, 4.50%, 09/30/26(b)	10	10,086
Svensk Exportkredit AB
2.25%, 03/22/27	210	200,874
4.13%, 06/14/28	35	35,222
4.38%, 02/13/26	200	200,107
4.88%, 10/04/30	60	62,700
		508,989
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
1.70%, 03/02/31(d)	200	172,018
1.88%, 09/15/31(d)	200	171,992
2.50%, 09/30/29(d)	400	371,038
3.13%, 10/11/27(d)	200	194,202
3.13%, 09/30/49(d)	200	147,021
3.88%, 04/16/50(d)	200	167,715
4.13%, 10/11/47(d)	200	176,973
5.50%, 04/30/54(d)	200	214,422
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	182,873
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	173,314
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	182,476
UAE International Government Bond, 2.88%, 10/19/41(d)	400	306,231
		2,460,275
United Kingdom — 0.0%
Bank of England Euro Note
4.50%, 03/05/27(b)	15	15,199
4.63%, 03/06/26(b)	50	50,307
		65,506
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	50	45,491
4.38%, 01/23/31	110	110,527
4.98%, 04/20/55	128	123,312
5.10%, 06/18/50	169	167,704
7.63%, 03/21/36	120	148,731
7.88%, 01/15/33, (7.88% PIK)(c)(e)	85	103,111
		698,876
Total Foreign Government Obligations — 6.4% (Cost: $45,542,376)		43,942,183
Security	Par (000)	Value
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 22.9%
Federal Home Loan Mortgage Corp.
3.00%, 05/01/29	$317	$309,796
4.00%, 01/01/48	33	32,061
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K043, Class A2, 3.06%, 12/25/24	72	71,474
Series K048, Class A2, 3.28%, 06/25/25(a)	99	98,125
Series K058, Class A2, 2.65%, 08/25/26	75	72,671
Series K064, Class A2, 3.22%, 03/25/27	100	97,649
Series K070, Class A2, 3.30%, 11/25/27(a)	200	195,043
Series K115, Class A2, 1.38%, 06/25/30	50	42,894
Series K131, Class A2, 1.85%, 07/25/31	1,000	861,606
Series K735, Class A2, 2.86%, 05/25/26	679	661,557
Series K739, Class A2, 1.34%, 09/25/27	180	166,595
Federal National Mortgage Association-ACES
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	144	139,165
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	50	48,511
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	340	288,344
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	212,638
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	411,379
Government National Mortgage Association
2.00%, 08/20/50	149	125,724
2.00%, 11/20/50	398	335,659
2.00%, 12/20/50	2,865	2,419,407
2.00%, 01/20/51	3,903	3,294,913
2.00%, 02/20/51	1,513	1,276,346
2.00%, 10/20/51	1,059	893,132
2.00%, 12/20/51	368	309,881
2.00%, 09/23/54(i)	825	694,984
2.50%, 10/20/50	480	420,497
2.50%, 01/20/51	171	149,462
2.50%, 05/20/51	1,885	1,649,533
2.50%, 08/20/51	113	98,650
2.50%, 11/20/51	3,211	2,806,365
2.50%, 12/20/51	808	706,392
2.50%, 02/20/52	1,674	1,462,227
2.50%, 08/20/52	331	289,038
2.50%, 09/23/54(i)	175	152,992
3.00%, 03/20/45	29	26,944
3.00%, 12/20/45	4	3,229
3.00%, 01/20/46	4	3,222
3.00%, 03/20/46	235	215,387
3.00%, 05/20/46	2	1,970
3.00%, 08/20/46	9	8,518
3.00%, 09/20/46	85	77,447
3.00%, 04/20/49	43	39,727
3.00%, 10/15/49	29	26,040
3.00%, 12/20/49	946	862,880
3.00%, 01/20/50	133	120,991
3.00%, 02/20/50	330	300,181
3.00%, 07/20/50	110	99,991
3.00%, 12/20/50	153	138,419
3.00%, 08/20/51	991	897,733
3.00%, 09/20/51	840	760,544
3.00%, 10/20/51	552	500,069
3.00%, 11/20/51	128	115,982
3.00%, 02/20/52	849	768,073
3.00%, 09/23/54(i)	400	362,164
3.50%, 10/20/42	685	651,583
39
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/20/47	$388	$365,519
3.50%, 09/20/47	742	696,936
3.50%, 02/20/48	135	126,597
3.50%, 03/20/49	328	308,445
3.50%, 09/20/49	205	191,973
3.50%, 10/20/49	137	128,109
3.50%, 12/20/49	57	53,740
3.50%, 01/20/50	306	286,842
3.50%, 01/20/52	863	803,614
3.50%, 02/20/52	303	282,668
3.50%, 09/23/54(i)	200	186,257
4.00%, 02/20/49	721	696,229
4.00%, 01/20/50	41	39,660
4.00%, 07/20/52	85	81,619
4.00%, 08/20/52	313	299,020
4.00%, 09/20/52	721	689,756
4.00%, 12/20/52	207	198,111
4.00%, 09/23/54(i)	675	645,228
4.50%, 07/20/41	166	166,929
4.50%, 09/20/48	82	81,685
4.50%, 01/20/49	163	161,490
4.50%, 06/20/53	626	613,171
4.50%, 09/23/54(i)	1,450	1,420,377
5.00%, 07/20/52	45	44,845
5.00%, 09/20/52	458	457,392
5.00%, 12/20/52	356	355,693
5.00%, 01/20/53	225	225,276
5.00%, 04/20/53	136	135,864
5.00%, 09/15/54(i)	1,315	1,312,611
5.00%, 10/15/54(i)	600	598,535
5.50%, 12/20/52	644	648,702
5.50%, 01/20/53	66	66,116
5.50%, 04/20/53	260	262,456
5.50%, 06/20/53	181	182,262
5.50%, 07/20/53	240	243,383
5.50%, 09/15/54(i)	1,250	1,258,197
6.00%, 09/20/53	135	137,180
6.00%, 10/20/53	204	207,071
6.00%, 01/20/54	92	93,498
6.00%, 07/20/54	865	877,681
6.00%, 09/15/54(i)	1,075	1,090,873
6.50%, 02/20/54	49	49,851
6.50%, 07/20/54	795	812,831
6.50%, 08/20/54	25	25,566
6.50%, 09/15/54(i)	850	868,138
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	148	130,897
1.50%, 10/01/36	58	51,457
1.50%, 02/01/37	1,191	1,050,771
1.50%, 03/01/37	1,498	1,321,282
1.50%, 04/01/37	116	102,007
1.50%, 08/01/37	102	89,751
1.50%, 09/19/39(i)	200	176,595
1.50%, 11/01/50	422	330,150
1.50%, 03/01/51	602	470,311
1.50%, 04/01/51	443	345,906
1.50%, 05/01/51	851	665,286
1.50%, 07/01/51	1,525	1,190,845
2.00%, 12/01/35	41	37,769
2.00%, 02/01/36	686	624,906
2.00%, 03/01/36	135	122,786
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 04/01/36	$49	$44,073
2.00%, 05/01/36	29	26,381
2.00%, 06/01/36	545	494,135
2.00%, 08/01/36	370	335,894
2.00%, 09/01/36	661	598,945
2.00%, 10/01/36	216	195,613
2.00%, 11/01/36	192	174,516
2.00%, 12/01/36	415	376,956
2.00%, 01/01/37	566	513,704
2.00%, 02/01/37	702	635,840
2.00%, 04/01/37	1,820	1,647,700
2.00%, 05/01/37	277	250,122
2.00%, 06/01/37	593	536,313
2.00%, 09/19/39(i)	450	407,183
2.00%, 07/01/50	246	202,983
2.00%, 08/01/50	762	632,874
2.00%, 09/01/50	319	263,935
2.00%, 10/01/50	732	603,736
2.00%, 11/01/50	1,617	1,333,249
2.00%, 12/01/50	55	45,398
2.00%, 01/01/51	666	549,626
2.00%, 02/01/51	371	306,349
2.00%, 03/01/51	2,056	1,692,293
2.00%, 04/01/51	1,238	1,017,844
2.00%, 05/01/51	1,025	843,040
2.00%, 06/01/51	782	646,110
2.00%, 07/01/51	591	487,531
2.00%, 08/01/51	1,896	1,557,616
2.00%, 10/01/51	2,675	2,205,204
2.00%, 11/01/51	2,232	1,837,953
2.00%, 12/01/51	2,546	2,109,177
2.00%, 01/01/52	2,566	2,108,864
2.00%, 02/01/52	419	342,567
2.00%, 03/01/52	43	35,451
2.00%, 09/16/54(i)	2,550	2,086,375
2.50%, 07/01/32	297	283,455
2.50%, 11/01/34	35	32,083
2.50%, 10/01/35	99	92,206
2.50%, 03/01/36	79	73,550
2.50%, 05/01/36	425	395,201
2.50%, 06/01/36	78	72,270
2.50%, 07/01/36	305	283,236
2.50%, 08/01/36	84	77,838
2.50%, 04/01/37	305	283,822
2.50%, 05/01/37	332	308,801
2.50%, 06/01/37	334	310,484
2.50%, 09/19/39(i)	800	742,621
2.50%, 10/01/50	91	79,790
2.50%, 11/01/50	1,209	1,043,984
2.50%, 12/01/50	279	239,557
2.50%, 01/01/51	275	235,951
2.50%, 03/01/51	496	427,580
2.50%, 04/01/51	128	109,606
2.50%, 07/01/51	368	316,464
2.50%, 08/01/51	1,383	1,197,348
2.50%, 09/01/51	1,511	1,301,342
2.50%, 10/01/51	1,038	890,043
2.50%, 11/01/51	2,250	1,928,896
2.50%, 12/01/51	3,211	2,764,108
2.50%, 01/01/52	2,890	2,474,936
2.50%, 02/01/52	426	366,104
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 03/01/52	$1,289	$1,100,607
2.50%, 04/01/52	1,693	1,454,329
2.50%, 09/16/54(i)	1,725	1,470,867
3.00%, 03/01/30	70	67,878
3.00%, 09/01/34	347	332,827
3.00%, 03/01/35	32	30,455
3.00%, 07/01/35	24	22,833
3.00%, 09/15/39(i)	1,100	1,044,342
3.00%, 11/01/46	86	77,696
3.00%, 04/01/48	554	507,135
3.00%, 11/01/48	113	101,872
3.00%, 02/01/49	794	721,039
3.00%, 12/01/49	1,119	1,011,384
3.00%, 08/01/50	161	145,170
3.00%, 10/01/50	241	213,868
3.00%, 01/01/51	70	62,957
3.00%, 04/01/51	74	65,999
3.00%, 07/01/51	1,020	913,867
3.00%, 08/01/51	396	353,221
3.00%, 11/01/51	63	55,910
3.00%, 01/01/52	1,170	1,046,712
3.00%, 02/01/52	434	387,633
3.00%, 04/01/52	4,256	3,802,703
3.00%, 05/01/52	881	786,200
3.00%, 09/16/54(i)	725	643,112
3.50%, 02/01/34	94	91,910
3.50%, 09/19/39(i)	575	557,716
3.50%, 07/01/45	1,565	1,471,453
3.50%, 07/01/47	55	51,005
3.50%, 09/01/47	559	522,252
3.50%, 10/01/47	296	276,655
3.50%, 11/01/47	73	68,062
3.50%, 02/01/48	346	323,458
3.50%, 02/01/49	56	52,760
3.50%, 03/01/49	223	207,956
3.50%, 06/01/49	328	306,945
3.50%, 08/01/49	64	59,539
3.50%, 12/01/49	299	276,670
3.50%, 02/01/51	1,560	1,452,018
3.50%, 10/01/51	692	645,589
3.50%, 06/01/52	867	804,492
3.50%, 07/01/52	299	277,668
3.50%, 09/15/54(i)	1,500	1,380,869
4.00%, 08/01/37	29	28,399
4.00%, 09/01/37	42	41,573
4.00%, 11/01/37	57	56,288
4.00%, 02/01/38	30	29,693
4.00%, 05/01/38	26	26,068
4.00%, 11/01/38	17	16,737
4.00%, 09/15/39(i)	650	641,281
4.00%, 09/01/47	37	35,192
4.00%, 05/01/48	1,084	1,042,267
4.00%, 09/01/48	324	311,273
4.00%, 03/01/49	164	157,863
4.00%, 07/01/49	661	635,784
4.00%, 08/01/49	237	228,836
4.00%, 04/01/50	491	471,323
4.00%, 05/01/50	234	224,517
4.00%, 03/01/51	1,156	1,109,924
4.00%, 05/01/52	492	469,304
4.00%, 06/01/52	626	596,784
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/52	$574	$546,475
4.00%, 09/16/54(i)	1,100	1,043,749
4.50%, 04/01/49	76	75,135
4.50%, 09/01/50	369	363,649
4.50%, 10/01/50	131	129,047
4.50%, 05/01/52	148	146,520
4.50%, 06/01/52	714	696,421
4.50%, 09/01/52	1,006	982,172
4.50%, 10/01/52	1,819	1,779,678
4.50%, 11/01/52	41	40,325
4.50%, 12/01/52	311	306,085
4.50%, 08/01/53	38	36,604
4.50%, 09/16/54(i)	400	389,097
5.00%, 09/01/49	24	24,637
5.00%, 08/01/52	109	108,325
5.00%, 09/01/52	258	258,593
5.00%, 10/01/52	382	380,935
5.00%, 11/01/52	330	330,073
5.00%, 12/01/52	284	284,824
5.00%, 01/01/53	798	796,952
5.00%, 03/01/53	89	88,947
5.00%, 04/01/53	233	231,168
5.00%, 06/01/53	190	190,492
5.00%, 09/16/54(i)	2,350	2,333,085
5.50%, 09/01/52	108	110,481
5.50%, 11/01/52	157	159,284
5.50%, 12/01/52	603	615,449
5.50%, 01/01/53	695	710,595
5.50%, 02/01/53	313	316,801
5.50%, 03/01/53	184	186,838
5.50%, 04/01/53	151	153,606
5.50%, 05/01/53	623	628,779
5.50%, 06/01/53	44	44,119
5.50%, 03/01/54	596	600,422
5.50%, 05/01/54	287	290,227
5.50%, 09/15/54(i)	2,405	2,421,330
6.00%, 01/01/53	71	73,555
6.00%, 06/01/53	82	83,650
6.00%, 07/01/53	214	218,299
6.00%, 08/01/53	324	334,172
6.00%, 09/01/53	423	434,087
6.00%, 11/01/53	618	632,893
6.00%, 12/01/53	189	193,757
6.00%, 02/01/54	115	117,454
6.00%, 03/01/54	279	284,773
6.00%, 05/01/54	1,284	1,313,271
6.00%, 08/01/54	462	471,019
6.00%, 09/15/54(i)	2,175	2,214,925
6.50%, 10/01/53	50	51,540
6.50%, 11/01/53	61	63,028
6.50%, 12/01/53	581	604,806
6.50%, 01/01/54	387	401,399
6.50%, 02/01/54	488	511,006
6.50%, 08/01/54	685	710,491
6.50%, 09/17/54(i)	2,700	2,780,091
		156,107,219
U.S. Government Obligations — 37.9%
U.S. Treasury Note/Bond
0.25%, 05/31/25	1,250	1,210,791
0.25%, 08/31/25	300	288,012
0.25%, 09/30/25	1,280	1,225,500
41
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.25%, 10/31/25	$1,300	$1,241,145
0.38%, 11/30/25	1,000	953,555
0.38%, 12/31/25	1,560	1,483,889
0.38%, 01/31/26	3,370	3,197,287
0.38%, 09/30/27	1,100	991,977
0.50%, 02/28/26	800	758,437
0.50%, 05/31/27	1,000	914,375
0.50%, 08/31/27	780	708,033
0.50%, 10/31/27	230	207,647
0.63%, 07/31/26	2,000	1,878,203
0.63%, 03/31/27	800	737,437
0.63%, 11/30/27	700	633,062
0.63%, 12/31/27	1,445	1,303,548
0.63%, 05/15/30	115	96,609
0.63%, 08/15/30	2,050	1,708,547
0.75%, 03/31/26	300	284,906
0.75%, 04/30/26	1,400	1,326,500
0.75%, 08/31/26	600	563,695
0.75%, 01/31/28	1,700	1,536,508
0.88%, 06/30/26	2,300	2,175,297
0.88%, 09/30/26	1,900	1,786,594
0.88%, 11/15/30	1,190	1,000,437
1.00%, 07/31/28	2,100	1,890,492
1.13%, 10/31/26	1,100	1,037,180
1.13%, 02/28/27	700	655,102
1.13%, 02/29/28	2,130	1,946,287
1.13%, 08/31/28	2,400	2,167,125
1.13%, 02/15/31	1,015	862,909
1.13%, 05/15/40	2,000	1,293,437
1.13%, 08/15/40	1,590	1,019,339
1.25%, 11/30/26	1,900	1,793,422
1.25%, 12/31/26	1,700	1,602,516
1.25%, 03/31/28	2,550	2,335,840
1.25%, 04/30/28	1,400	1,280,016
1.25%, 05/31/28	1,600	1,460,125
1.25%, 06/30/28	1,660	1,512,027
1.25%, 09/30/28	1,700	1,540,094
1.25%, 08/15/31	1,950	1,645,617
1.25%, 05/15/50	1,055	554,205
1.38%, 10/31/28	1,970	1,790,237
1.38%, 12/31/28	1,400	1,268,203
1.38%, 11/15/31	1,950	1,650,797
1.38%, 11/15/40	1,480	982,581
1.38%, 08/15/50	1,440	779,850
1.50%, 08/15/26	1,400	1,336,125
1.50%, 01/31/27	2,000	1,892,500
1.50%, 11/30/28	1,300	1,185,742
1.63%, 05/15/26	1,650	1,585,160
1.63%, 10/31/26	600	571,828
1.63%, 05/15/31	1,800	1,568,812
1.63%, 11/15/50	1,600	925,000
1.75%, 01/31/29	2,800	2,573,156
1.75%, 08/15/41	1,820	1,264,616
1.88%, 02/28/27	1,000	953,672
1.88%, 02/28/29	1,050	969,199
1.88%, 02/15/32	2,150	1,877,891
1.88%, 02/15/41	1,839	1,321,494
1.88%, 02/15/51	1,770	1,091,592
1.88%, 11/15/51	1,570	962,852
2.00%, 11/15/26	2,000	1,920,781
2.00%, 11/15/41	1,300	937,828
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.00%, 02/15/50	$900	$576,141
2.00%, 08/15/51	1,850	1,172,437
2.25%, 11/15/25	1,550	1,513,551
2.25%, 03/31/26	600	583,312
2.25%, 02/15/27	570	548,625
2.25%, 08/15/27	700	669,977
2.25%, 11/15/27	1,000	953,828
2.25%, 05/15/41	1,550	1,177,758
2.25%, 08/15/46	1,300	913,453
2.25%, 08/15/49	500	340,313
2.25%, 02/15/52	1,320	887,906
2.38%, 05/15/27	600	577,594
2.38%, 03/31/29	680	640,687
2.38%, 05/15/29	1,000	941,016
2.38%, 02/15/42	1,300	992,875
2.38%, 11/15/49	500	349,219
2.38%, 05/15/51	2,000	1,387,500
2.50%, 03/31/27	700	677,633
2.50%, 02/15/45	1,075	807,258
2.50%, 02/15/46	760	564,063
2.50%, 05/15/46	900	665,859
2.63%, 01/31/26	560	548,384
2.63%, 05/31/27	1,400	1,356,797
2.63%, 02/15/29	1,000	953,906
2.63%, 07/31/29	1,000	949,687
2.75%, 05/15/25	1,800	1,776,867
2.75%, 04/30/27	3,000	2,919,141
2.75%, 07/31/27	1,000	971,016
2.75%, 02/15/28	1,400	1,352,969
2.75%, 05/31/29	900	860,906
2.75%, 08/15/32	2,400	2,219,250
2.75%, 08/15/42	290	233,813
2.75%, 11/15/42	400	321,313
2.75%, 08/15/47	550	421,438
2.75%, 11/15/47	600	458,719
2.88%, 05/15/28	1,000	968,984
2.88%, 08/15/28	600	580,266
2.88%, 04/30/29	800	769,937
2.88%, 05/15/32	2,000	1,871,250
2.88%, 05/15/43	200	162,625
2.88%, 08/15/45	960	766,650
2.88%, 11/15/46	600	473,719
2.88%, 05/15/49	200	155,219
2.88%, 05/15/52	1,300	1,004,453
3.00%, 07/15/25	1,300	1,284,055
3.00%, 09/30/25	480	473,250
3.00%, 10/31/25	250	246,377
3.00%, 05/15/42	250	210,195
3.00%, 11/15/44	500	409,844
3.00%, 05/15/45	990	808,861
3.00%, 11/15/45	400	325,688
3.00%, 02/15/47	500	402,813
3.00%, 05/15/47	600	482,531
3.00%, 02/15/48	800	639,500
3.00%, 08/15/48	700	558,031
3.00%, 02/15/49	300	238,688
3.00%, 08/15/52	1,400	1,110,375
3.13%, 08/15/25	1,130	1,116,405
3.13%, 11/15/28	1,100	1,072,414
3.13%, 08/31/29	700	680,039
3.13%, 02/15/43	500	424,063
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.13%, 08/15/44	$500	$418,828
3.13%, 05/15/48	550	449,281
3.25%, 06/30/27	900	886,781
3.25%, 06/30/29	2,400	2,346,375
3.25%, 05/15/42	700	609,766
3.38%, 05/15/33	2,800	2,694,125
3.38%, 08/15/42	400	353,875
3.38%, 05/15/44	100	87,266
3.38%, 11/15/48	1,500	1,278,281
3.50%, 09/15/25	1,000	991,133
3.50%, 01/31/28	638	632,268
3.50%, 04/30/28	1,000	990,937
3.50%, 01/31/30	700	690,594
3.50%, 04/30/30	800	788,687
3.50%, 02/15/33	2,400	2,334,750
3.63%, 05/15/26	1,300	1,291,266
3.63%, 03/31/28	1,300	1,294,211
3.63%, 05/31/28	1,400	1,393,000
3.63%, 08/31/29	313	311,704
3.63%, 03/31/30	700	694,586
3.63%, 08/15/43	200	181,750
3.63%, 02/15/53	1,114	999,119
3.63%, 05/15/53	1,030	924,425
3.75%, 04/15/26	2,050	2,040,230
3.75%, 08/31/26	214	213,281
3.75%, 08/15/27	327	326,617
3.75%, 12/31/28	1,200	1,199,906
3.75%, 05/31/30	400	399,375
3.75%, 06/30/30	438	437,145
3.75%, 12/31/30	800	797,750
3.75%, 08/31/31	208	207,220
3.75%, 11/15/43	300	277,313
3.88%, 01/15/26	100	99,617
3.88%, 11/30/27	1,223	1,226,158
3.88%, 12/31/27	800	802,625
3.88%, 09/30/29	700	703,664
3.88%, 11/30/29	1,450	1,457,703
3.88%, 12/31/29	800	804,000
3.88%, 08/15/33	2,376	2,370,675
3.88%, 08/15/34	1,839	1,831,816
3.88%, 02/15/43	488	461,694
3.88%, 05/15/43	486	458,814
4.00%, 12/15/25	513	511,597
4.00%, 02/15/26	1,900	1,896,883
4.00%, 01/15/27	1,430	1,434,245
4.00%, 02/29/28	1,000	1,007,344
4.00%, 06/30/28	538	542,581
4.00%, 01/31/29	2,000	2,020,469
4.00%, 07/31/29	793	802,417
4.00%, 10/31/29	1,050	1,061,484
4.00%, 02/28/30	800	809,000
4.00%, 07/31/30	600	606,703
4.00%, 01/31/31	2,300	2,325,156
4.00%, 02/15/34	2,637	2,653,481
4.00%, 11/15/42	488	470,768
4.00%, 11/15/52	900	863,297
4.13%, 06/15/26	1,441	1,444,096
4.13%, 02/15/27	1,800	1,811,109
4.13%, 09/30/27	900	909,141
4.13%, 07/31/28	500	506,563
4.13%, 03/31/29	1,700	1,726,961
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 08/31/30	$662	$673,947
4.13%, 03/31/31	990	1,008,253
4.13%, 07/31/31	674	686,743
4.13%, 11/15/32	2,800	2,852,500
4.13%, 08/15/44	251	244,931
4.13%, 08/15/53	1,338	1,313,749
4.25%, 10/15/25	820	819,455
4.25%, 01/31/26	800	801,062
4.25%, 03/15/27	1,540	1,555,761
4.25%, 02/28/29	1,312	1,339,880
4.25%, 06/30/29	1,500	1,533,281
4.25%, 02/28/31	1,000	1,025,391
4.25%, 06/30/31	900	923,766
4.25%, 05/15/39	400	407,938
4.25%, 02/15/54	1,346	1,350,627
4.25%, 08/15/54	700	703,828
4.38%, 07/31/26	845	851,371
4.38%, 08/15/26	1,200	1,209,656
4.38%, 12/15/26	1,500	1,516,172
4.38%, 07/15/27	662	672,240
4.38%, 08/31/28	800	818,062
4.38%, 11/30/28	2,300	2,355,523
4.38%, 11/30/30	1,200	1,237,875
4.38%, 05/15/34	2,605	2,699,431
4.38%, 08/15/43	963	972,329
4.50%, 11/15/25	701	702,944
4.50%, 03/31/26	1,057	1,063,648
4.50%, 07/15/26	501	505,638
4.50%, 04/15/27	430	437,122
4.50%, 05/15/27	792	805,427
4.50%, 05/31/29	2,000	2,066,094
4.50%, 11/15/33	2,800	2,927,312
4.50%, 02/15/36	100	105,859
4.50%, 02/15/44	944	967,600
4.63%, 03/15/26	2,000	2,015,703
4.63%, 06/30/26	1,700	1,718,660
4.63%, 09/15/26	1,400	1,418,812
4.63%, 10/15/26	1,400	1,420,016
4.63%, 11/15/26	1,047	1,062,950
4.63%, 06/15/27	1,000	1,021,562
4.63%, 09/30/28	1,101	1,136,507
4.63%, 04/30/29	2,000	2,074,844
4.63%, 09/30/30	600	626,812
4.63%, 04/30/31	800	838,000
4.63%, 05/31/31	1,000	1,047,656
4.63%, 05/15/44	1,090	1,135,133
4.63%, 05/15/54	1,501	1,603,490
4.75%, 07/31/25	524	525,371
4.75%, 02/15/37	600	647,437
4.75%, 11/15/43	910	964,600
4.75%, 11/15/53	1,400	1,524,250
4.88%, 11/30/25	800	805,969
4.88%, 04/30/26	373	377,881
4.88%, 05/31/26	1,066	1,081,032
4.88%, 10/31/28	1,400	1,459,609
4.88%, 10/31/30	771	816,537
43
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
5.00%, 05/15/37	$400	$441,313
		258,820,548
Total U.S. Government & Agency Obligations — 60.8% (Cost: $445,957,057)		414,927,767
Total Long-Term Investments — 99.0% (Cost: $717,465,275)		675,839,913
	Shares
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(j)(k)(l)	39,508,185	39,508,185
Total Short-Term Securities — 5.8% (Cost: $39,508,185)		39,508,185
Total Investments Before TBA Sales Commitments — 104.8% (Cost: $756,973,460)		715,348,098
	Par (000)
TBA Sales Commitments(i)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association, 5.00%, 09/15/54	$(600)	(598,910)
Uniform Mortgage-Backed Securities
6.00%, 09/15/54	(725)	(738,308)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 09/17/54	(675)	$(695,023)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(2,031,102))		(2,032,241)
Total Investments, Net of TBA Sales Commitments — 104.5% (Cost: $754,942,358)		713,315,857
Liabilities in Excess of Other Assets — (4.5)%		(30,582,756)
Net Assets — 100.0%		$682,733,101

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Represents or includes a TBA transaction.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$27,853,397	$11,654,788 (a)	$—	$—	$—	$39,508,185	39,508,185	$691,658 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® ESG Advanced Total USD Bond Market ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,227,232	$—	$2,227,232
Collateralized Mortgage Obligations	—	5,121,018	—	5,121,018
Corporate Bonds & Notes	—	209,621,713	—	209,621,713
Foreign Government Obligations	—	43,942,183	—	43,942,183
U.S. Government & Agency Obligations	—	414,927,767	—	414,927,767
Short-Term Securities
Money Market Funds	39,508,185	—	—	39,508,185
Liabilities
Investments
TBA Sales Commitments	—	(2,032,241)	—	(2,032,241)
	$39,508,185	$673,807,672	$—	$713,315,857
See notes to financial statements.
45
2024 iShares Semi-Annual Financial Statements

Statement of Assets and Liabilities (unaudited)
August 31, 2024

iShares ESG Advanced Total USD Bond Market ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$675,839,913
Investments, at value—affiliated(c)	39,508,185
Cash	632,162
Foreign currency, at value(d)	621
Receivables:
Investments sold	2,314,956
Securities lending income—affiliated	5,119
TBA sales commitments	2,031,102
Capital shares sold	689,617
Dividends—affiliated	137,966
Interest—unaffiliated	5,347,234
Total assets	726,506,875
LIABILITIES
Collateral on securities loaned, at value	3,848,185
TBA sales commitments, at value(e)	2,032,241
Payables:
Investments purchased	37,827,110
Investment advisory fees	66,238
Total liabilities	43,773,774
Commitments and contingent liabilities
NET ASSETS	$682,733,101
NET ASSETS CONSIST OF
Paid-in capital	$753,568,076
Accumulated loss	(70,834,975)
NET ASSETS	$682,733,101
NET ASSET VALUE
Shares outstanding	15,600,000
Net asset value	$43.76
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$717,465,275
(b) Securities loaned, at value	$3,717,077
(c) Investments, at cost—affiliated	$39,508,185
(d) Foreign currency, at cost	$601
(e) Proceeds from TBA sales commitments	$2,031,102
See notes to financial statements.
Statement of Assets and Liabilities
46

Statement of Operations (unaudited)
Six Months Ended August 31, 2024

iShares ESG Advanced Total USD Bond Market ETF
INVESTMENT INCOME
Dividends—affiliated	$659,136
Interest—unaffiliated	11,237,301
Securities lending income—affiliated—net	32,522
Other income—unaffiliated	15,383
Total investment income	11,944,342
EXPENSES
Investment advisory	381,245
Interest expense	16
Total expenses	381,261
Less:
Investment advisory fees waived	(11,227)
Total expenses after fees waived	370,034
Net investment income	11,574,308
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,767,171)
(2,767,171)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	22,155,237
Foreign currency translations	14
22,155,251
Net realized and unrealized gain	19,388,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,962,388
See notes to financial statements.
47
2024 iShares Semi-Annual Financial Statements

Statement of Changes in Net Assets

	iShares ESG Advanced Total USD Bond Market ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,574,308	$18,605,186
Net realized loss	(2,767,171)	(12,605,490)
Net change in unrealized appreciation (depreciation)	22,155,251	12,108,474
Net increase in net assets resulting from operations	30,962,388	18,108,170
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,168,473)(b)	(18,397,296)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	72,599,510	19,935,401
NET ASSETS
Total increase in net assets	92,393,425	19,646,275
Beginning of period	590,339,676	570,693,401
End of period	$682,733,101	$590,339,676

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statement of Changes in Net Assets
48

Financial Highlights
(For a share outstanding throughout each period)

	iShares ESG Advanced Total USD Bond Market ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Period From 06/23/20(a) to 02/28/21
Net asset value, beginning of period	$42.47	$42.27	$47.64	$49.61	$50.00
Net investment income(b)	0.78	1.35	1.01	0.60	0.35
Net realized and unrealized gain (loss)(c)	1.27	0.19	(5.38)	(2.01)	(0.42)
Net increase (decrease) from investment operations	2.05	1.54	(4.37)	(1.41)	(0.07)
Distributions from net investment income(d)	(0.76)(e)	(1.34)	(1.00)	(0.56)	(0.32)
Net asset value, end of period	$43.76	$42.47	$42.27	$47.64	$49.61
Total Return(f)
Based on net asset value	4.91%(g)	3.70%	(9.22)%	(2.85)%	(0.16)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.12%(i)	0.12%	0.12%	0.12%	0.12%(i)
Total expenses after fees waived	0.12%(i)	0.12%	0.11%	0.11%	0.11%(i)
Net investment income	3.64%(i)	3.19%	2.32%	1.23%	1.03%(i)
Supplemental Data
Net assets, end of period (000)	$682,733	$590,340	$570,693	$609,795	$188,521
Portfolio turnover rate(j)(k)	46%	63%	167%	243%	216%(g)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
49
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
ESG Advanced Total USD Bond Market	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft:The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Notes to Financial Statements
50

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
51
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
52

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
ESG Advanced Total USD Bond Market
Barclays Bank PLC	$532,853	$(532,853)	$—	$—
Barclays Capital, Inc.	576	(576)	—	—
BMO Capital Markets Corp.	58,523	(58,523)	—	—
BNP Paribas SA	426,928	(426,928)	—	—
BofA Securities, Inc.	37,326	(37,326)	—	—
Citigroup Global Markets, Inc.	128,481	(128,481)	—	—
Goldman Sachs & Co. LLC	529,239	(529,239)	—	—
J.P. Morgan Securities LLC	893,333	(893,333)	—	—
Jefferies LLC	69,316	(69,316)	—	—
Morgan Stanley	597,372	(597,372)	—	—
Nomura Securities International, Inc.	29,256	(29,256)	—	—
Pershing LLC	107,149	(107,149)	—	—
RBC Capital Markets LLC	71,685	(71,685)	—	—
Scotia Capital (USA), Inc.	42,787	(42,787)	—	—
Toronto-Dominion Bank	41,538	(41,538)	—	—
UBS Securities LLC	83,951	(83,951)	—	—
Wells Fargo Bank N.A.	39,300	(39,300)	—	—
Wells Fargo Securities LLC	27,464	(27,464)	—	—
	$3,717,077	$(3,717,077)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares ESG Advanced Total USD Bond Market ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2024, the amount waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
ESG Advanced Total USD Bond Market	$11,227
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
53
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2024, the Fund paid BTC $8,319 for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
ESG Advanced Total USD Bond Market	$260,251,052	$234,452,402	$45,693,221	$52,875,592
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
ESG Advanced Total USD Bond Market	$55,286,509	$—
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
Notes to Financial Statements
54

Notes to Financial Statements (unaudited) (continued)
As of February 29, 2024, the Fund had non-expiring capital loss carryforwards of $28,347,698 available to offset future realized capital gains.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ESG Advanced Total USD Bond Market	$757,188,765	$5,586,387	$(47,428,193)	$(41,841,806)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S.
55
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced Total USD Bond Market
Shares sold	1,700,000	$72,599,510	2,300,000	$97,601,454
Shares redeemed	—	—	(1,900,000)	(77,666,053)
	1,700,000	$72,599,510	400,000	$19,935,401
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
56

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
57
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares ESG Advanced Total USD Bond Market ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
58

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
59
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion:  Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
60

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
61
2024 iShares Semi-Annual Financial Statements

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares High Yield Systematic Bond ETF | HYDB | Cboe BZX
• iShares Investment Grade Systematic Bond ETF | IGEB | Cboe BZX

2

Schedule of Investments (unaudited)
August 31, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$4,146	$3,887,128
Aerospace & Defense — 0.9%
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	909	986,294
9.75%, 11/15/30(a)(b)	4,323	4,838,055
		5,824,349
Agriculture — 0.5%
Vector Group Ltd., 5.75%, 02/01/29(a)	3,511	3,559,270
Airlines — 1.4%
Air Canada, 3.88%, 08/15/26(a)	4,257	4,107,722
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	635	627,615
United Airlines Inc., 4.63%, 04/15/29(a)	4,950	4,711,909
		9,447,246
Apparel — 0.4%
Wolverine World Wide Inc., 4.00%, 08/15/29(a)	3,227	2,747,980
Auto Manufacturers — 1.7%
Allison Transmission Inc., 5.88%, 06/01/29(a)(b)	692	693,884
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	5,509	5,621,033
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	1,932	1,890,407
5.50%, 07/15/29(a)(b)	2,288	2,282,527
5.88%, 01/15/28(a)(b)	850	852,934
		11,340,785
Auto Parts & Equipment — 0.6%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	3,817	3,950,160
Banks — 0.9%
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(c)	120	104,986
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	4,696	3,693,916
5.71%, 01/15/26(a)(b)	2,305	2,312,727
		6,111,629
Biotechnology — 0.4%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)	3,920	2,910,496
Building Materials — 0.4%
Builders FirstSource Inc., 6.38%, 06/15/32(a)(b)	2,754	2,836,380
Chemicals — 2.2%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	2,859	2,775,294
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	2,176	2,328,813
Rayonier AM Products Inc., 7.63%, 01/15/26(a)(b)	2,339	2,278,280
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	3,913	3,692,815
Tronox Inc., 4.63%, 03/15/29(a)	4,075	3,713,664
		14,788,866
Coal — 0.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)(b)	1,811	1,903,939
SunCoke Energy Inc., 4.88%, 06/30/29(a)(b)	2,622	2,382,318
Warrior Met Coal Inc., 7.88%, 12/01/28(a)(b)	644	663,320
		4,949,577
Security	Par (000)	Value
Commercial Services — 6.7%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	$2,180	$2,070,224
4.88%, 07/15/32(a)	3,263	3,101,772
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	1,266	1,244,987
APX Group Inc.
5.75%, 07/15/29(a)	3,050	3,021,939
6.75%, 02/15/27(a)	2,377	2,381,433
CPI CG Inc., 10.00%, 07/15/29(a)	1,670	1,756,398
Deluxe Corp., 8.00%, 06/01/29(a)	2,535	2,368,531
GEO Group Inc. (The)
8.63%, 04/15/29(a)	100	103,737
8.63%, 04/15/29	2,928	3,037,427
10.25%, 04/15/31(a)	100	105,648
10.25%, 04/15/31	3,582	3,784,319
Korn Ferry, 4.63%, 12/15/27(a)	1,273	1,239,945
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	4,666	4,308,191
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	2,672	2,677,021
6.25%, 01/15/28(a)(b)	3,219	3,206,695
PROG Holdings Inc., 6.00%, 11/15/29(a)	3,137	3,064,242
United Rentals North America Inc., 4.88%, 01/15/28	1,637	1,614,778
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	2,261	2,205,474
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	3,033	2,716,586
		44,009,347
Computers — 0.9%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	2,726	2,590,185
Western Digital Corp., 4.75%, 02/15/26	3,149	3,120,562
		5,710,747
Cosmetics & Personal Care — 0.3%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(a)	2,346	2,284,213
Diversified Financial Services — 10.0%
Ally Financial Inc., 6.70%, 02/14/33(b)	2,331	2,399,554
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	3,949	4,259,869
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	1,398	1,383,267
6.88%, 04/15/30(a)	1,549	1,529,463
9.25%, 07/01/31(a)	2,415	2,582,060
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	6,194	5,435,751
3.63%, 10/01/31(a)(b)	151	124,432
Credit Acceptance Corp., 9.25%, 12/15/28(a)(b)	3,163	3,400,171
Enova International Inc.
9.13%, 08/01/29(a)	625	634,503
11.25%, 12/15/28(a)	1,777	1,911,364
goeasy Ltd.
7.63%, 07/01/29(a)(b)	1,990	2,052,349
9.25%, 12/01/28(a)	2,340	2,516,043
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	2,765	2,624,984
5.75%, 11/15/31(a)(b)	2,742	2,664,097
6.50%, 08/01/29(a)	720	725,766
OneMain Finance Corp.
3.88%, 09/15/28	430	395,981
5.38%, 11/15/29(b)	228	219,282
6.63%, 01/15/28	350	356,741
7.13%, 03/15/26(b)	2,826	2,879,505
3
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
7.13%, 11/15/31	$880	$888,696
7.50%, 05/15/31	115	118,701
7.88%, 03/15/30	492	514,572
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	1,225	1,157,235
5.75%, 09/15/31(a)	4,525	4,363,669
7.13%, 11/15/30(a)	175	177,765
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	496	460,401
3.88%, 03/01/31(a)	3,574	3,259,921
4.00%, 10/15/33(a)(b)	1,575	1,388,065
SLM Corp., 4.20%, 10/29/25	2,091	2,066,728
StoneX Group Inc., 7.88%, 03/01/31(a)	2,490	2,618,255
Synchrony Financial, 7.25%, 02/02/33	3,624	3,736,512
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	3,519	3,431,930
5.75%, 06/15/27(a)	2,345	2,336,113
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	1,585	1,644,292
		66,258,037
Electric — 1.7%
NRG Energy Inc.
3.88%, 02/15/32(a)(b)	2,483	2,225,764
5.75%, 01/15/28(b)	658	658,148
PG&E Corp.
5.00%, 07/01/28(b)	3,723	3,646,430
5.25%, 07/01/30	963	942,857
Vistra Operations Co. LLC
5.50%, 09/01/26(a)(b)	2,353	2,348,039
5.63%, 02/15/27(a)	1,328	1,326,002
		11,147,240
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	2,660	2,500,708
4.75%, 06/15/28(a)(b)	2,931	2,824,861
		5,325,569
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27(b)	3,257	3,260,087
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	1,859	2,022,016
		5,282,103
Entertainment — 1.5%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)	2,259	1,645,488
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	864	818,590
6.50%, 05/15/27(a)	1,529	1,555,331
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	5,665	5,103,079
8.45%, 07/27/30(a)	423	446,718
		9,569,206
Environmental Control — 0.1%
Wrangler Holdco Corp., 6.63%, 04/01/32(a)	320	330,385
Food — 0.2%
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	1,436	1,348,674
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	2,522	2,463,401
Security	Par (000)	Value
Gas (continued)
5.88%, 08/20/26	$1,200	$1,186,800
9.38%, 06/01/28(a)(b)	2,274	2,387,473
		6,037,674
Health Care - Products — 1.3%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	4,596	4,826,789
Embecta Corp., 5.00%, 02/15/30(a)(b)	2,952	2,661,549
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	1,213	1,323,642
		8,811,980
Health Care - Services — 1.1%
DaVita Inc.
3.75%, 02/15/31(a)	2,751	2,448,669
4.63%, 06/01/30(a)	4,525	4,266,619
6.88%, 09/01/32(a)	480	491,068
		7,206,356
Holding Companies - Diversified — 1.9%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	4,943	4,794,935
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	1,550	1,359,829
9.00%, 06/15/30(a)	2,703	2,734,901
9.75%, 01/15/29(a)	3,299	3,464,649
		12,354,314
Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	2,681	2,499,091
6.25%, 09/15/27(a)	3,061	3,050,067
LGI Homes Inc., 8.75%, 12/15/28(a)	1,958	2,086,151
		7,635,309
Home Furnishings — 0.4%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)(b)	2,620	2,304,246
Internet — 0.8%
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	2,048	2,072,748
GrubHub Holdings Inc., 5.50%, 07/01/27(a)	3,210	3,067,484
		5,140,232
Iron & Steel — 1.9%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	1,602	1,621,352
Cleveland-Cliffs Inc., 7.00%, 03/15/32(a)(b)	3,076	3,089,090
Mineral Resources Ltd.
8.00%, 11/01/27(a)	779	791,251
8.13%, 05/01/27(a)	2,826	2,850,134
8.50%, 05/01/30(a)(b)	2,721	2,829,595
9.25%, 10/01/28(a)	150	158,467
U.S. Steel Corp., 6.88%, 03/01/29(b)	1,300	1,310,812
		12,650,701
Leisure Time — 2.3%
Carnival Corp., 6.00%, 05/01/29(a)(b)	3,806	3,823,017
NCL Corp. Ltd., 5.88%, 02/15/27(a)	4,424	4,433,896
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)(b)	2,336	2,294,883
5.50%, 08/31/26(a)	4,914	4,920,963
		15,472,759
Lodging — 2.3%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26(a)	2,212	2,141,988
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	$2,659	$2,383,986
5.00%, 06/01/29(a)(b)	1,945	1,838,946
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	2,665	2,473,952
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	3,328	3,103,298
6.63%, 07/31/26(a)	2,401	2,443,723
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	557	553,296
		14,939,189
Machinery — 0.5%
Vertiv Group Corp., 4.13%, 11/15/28(a)	3,704	3,555,655
Manufacturing — 0.5%
LSB Industries Inc., 6.25%, 10/15/28(a)	3,417	3,348,613
Media — 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	1,420	1,232,142
4.25%, 01/15/34(a)(b)	5,526	4,456,227
4.50%, 05/01/32	5,569	4,755,116
4.50%, 06/01/33(a)(b)	4,214	3,522,906
4.75%, 02/01/32(a)(b)	4,474	3,898,352
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	2,512	2,548,471
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	4,784	4,632,435
GCI LLC, 4.75%, 10/15/28(a)	3,416	3,240,296
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	5,247	4,902,411
5.63%, 07/15/27(a)	1,478	1,444,312
Sirius XM Radio Inc.
3.88%, 09/01/31(a)(b)	2,359	2,024,248
4.13%, 07/01/30(a)(b)	3,190	2,863,289
5.50%, 07/01/29(a)(b)	4,443	4,324,167
TEGNA Inc.
4.63%, 03/15/28(b)	4,862	4,569,866
5.00%, 09/15/29(b)	2,183	2,027,575
Townsquare Media Inc., 6.88%, 02/01/26(a)(b)	2,459	2,454,302
		52,896,115
Mining — 3.7%
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	2,917	2,880,649
Endeavour Mining PLC, 5.00%, 10/14/26(a)(b)	2,203	2,123,489
First Quantum Minerals Ltd.
8.63%, 06/01/31(a)	2,240	2,239,121
9.38%, 03/01/29(a)(b)	4,435	4,718,858
Hecla Mining Co., 7.25%, 02/15/28	2,022	2,056,600
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	2,724	2,639,970
Stillwater Mining Co.
4.00%, 11/16/26(a)(b)	3,045	2,847,380
4.50%, 11/16/29(a)	3,005	2,513,082
Taseko Mines Ltd., 8.25%, 05/01/30(a)	2,483	2,580,078
		24,599,227
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29(b)	2,110	2,065,958
Oil & Gas — 11.5%
Baytex Energy Corp., 8.50%, 04/30/30(a)(b)	3,604	3,840,379
California Resources Corp., 8.25%, 06/15/29(a)	3,670	3,785,337
Chord Energy Corp., 6.38%, 06/01/26(a)	568	571,187
Security	Par (000)	Value
Oil & Gas (continued)
Civitas Resources Inc.
5.00%, 10/15/26(a)	$1,203	$1,186,105
8.38%, 07/01/28(a)	1,067	1,124,900
8.75%, 07/01/31(a)	4,392	4,739,745
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	1,835	1,840,066
7.38%, 01/15/31(a)(b)	2,104	2,198,695
Comstock Resources Inc.
6.75%, 03/01/29(a)(b)	4,269	4,199,159
6.75%, 03/01/29(a)	1,965	1,928,157
Crescent Energy Finance LLC, 7.38%, 01/15/33(a)	3,567	3,658,711
CVR Energy Inc., 8.50%, 01/15/29(a)	2,738	2,789,474
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	2,522	2,660,469
Energean PLC, 6.50%, 04/30/27(a)(b)	2,255	2,226,001
Gulfport Energy Corp., 8.00%, 05/17/26(a)	995	1,010,688
Harbour Energy PLC, 5.50%, 10/15/26(a)	1,920	1,905,874
Ithaca Energy North Sea PLC, 9.00%, 07/15/26(a)	2,579	2,626,000
Kosmos Energy Ltd.
7.13%, 04/04/26(a)	3,080	3,065,320
7.50%, 03/01/28(a)	2,188	2,124,411
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(a)	765	761,502
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	3,364	3,439,535
8.75%, 06/15/31(a)	1,963	2,096,726
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	2,127	2,106,114
7.88%, 09/15/30(a)	2,095	2,178,513
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	2,041	2,107,537
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)	3,091	3,213,694
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	2,842	2,993,260
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	2,501	2,513,620
Talos Production Inc.
9.00%, 02/01/29(a)	3,004	3,191,242
9.38%, 02/01/31(a)	2,818	3,009,469
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	601	615,298
		75,707,188
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	968	972,088
6.88%, 04/01/27(a)	653	657,744
Bristow Group Inc., 6.88%, 03/01/28(a)	1,260	1,261,341
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,731	1,744,474
Weatherford International Ltd., 8.63%, 04/30/30(a)	4,148	4,305,072
		8,940,719
Packaging & Containers — 1.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)(b)	5,572	4,801,674
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	2,793	2,760,395
Klabin Austria GmbH, 7.00%, 04/03/49(a)(b)	3,099	3,262,974
		10,825,043
Pharmaceuticals — 1.5%
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	2,545	2,635,409
5
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)(b)	$5,099	$4,775,436
6.75%, 05/15/34(a)	105	108,815
7.88%, 05/15/34(a)(b)	2,265	2,386,583
		9,906,243
Pipelines — 2.4%
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	3,893	4,093,401
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 05/15/32	3,320	3,406,904
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(b)	2,095	2,177,901
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	757	774,198
8.38%, 02/15/32(a)	5,032	5,178,567
		15,630,971
Real Estate — 1.4%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	3,074	3,118,215
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	3,481	3,206,819
4.38%, 02/01/31(a)	3,048	2,732,062
		9,057,096
Real Estate Investment Trusts — 4.1%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	2,834	2,512,301
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	3,266	3,148,919
5.75%, 05/15/26(a)(b)	1,863	1,858,456
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	2,200	1,933,136
Hudson Pacific Properties LP, 4.65%, 04/01/29(b)	2,632	2,175,829
Iron Mountain Inc.
4.50%, 02/15/31(a)	701	658,052
5.63%, 07/15/32(a)(b)	835	822,750
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	350	333,900
5.88%, 10/01/28(a)	1,169	1,163,114
Rithm Capital Corp., 8.00%, 04/01/29(a)(b)	4,091	4,071,550
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	2,210	2,136,572
4.00%, 09/15/29(a)(b)	2,672	2,425,155
Starwood Property Trust Inc., 4.38%, 01/15/27(a)(b)	1,441	1,399,792
XHR LP, 4.88%, 06/01/29(a)(b)	2,542	2,419,069
		27,058,595
Retail — 6.0%
Bath & Body Works Inc.
6.75%, 07/01/36(b)	2,839	2,908,703
6.88%, 11/01/35(b)	4,146	4,282,200
Brinker International Inc., 8.25%, 07/15/30(a)(b)	1,754	1,864,653
FirstCash Inc.
4.63%, 09/01/28(a)	2,220	2,126,845
5.63%, 01/01/30(a)(b)	2,507	2,476,946
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	3,881	3,477,742
3.88%, 10/01/31(a)(b)	2,531	2,186,471
Security	Par (000)	Value
Retail (continued)
Kohl's Corp., 4.63%, 05/01/31(b)	$3,123	$2,580,157
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	2,367	2,318,290
6.13%, 03/15/32(a)(b)	1,264	1,209,070
Nordstrom Inc., 5.00%, 01/15/44	6,352	5,038,561
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	2,923	2,734,732
Walgreens Boots Alliance Inc.
4.10%, 04/15/50(b)	5,536	3,600,878
4.80%, 11/18/44(b)	2,590	1,935,830
8.13%, 08/15/29	780	781,345
		39,522,423
Software — 1.1%
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	2,731	2,861,586
MicroStrategy Inc., 6.13%, 06/15/28(a)(b)	2,761	2,691,256
ROBLOX Corp., 3.88%, 05/01/30(a)	1,948	1,794,590
		7,347,432
Telecommunications — 5.2%
CommScope Technologies LLC, 5.00%, 03/15/27(a)	1,277	975,774
Consolidated Communications Inc., 6.50%, 10/01/28(a)(b)	4,070	3,725,080
Frontier Communications Holdings LLC
5.88%, 11/01/29(b)	1,435	1,320,034
6.00%, 01/15/30(a)	2,852	2,630,617
6.75%, 05/01/29(a)(b)	5,298	5,110,450
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	3,418	2,857,017
6.63%, 08/01/26(b)	5,626	3,031,083
Level 3 Financing Inc.
4.25%, 07/01/28(a)	295	230,982
10.50%, 04/15/29(a)	3,000	3,215,910
10.50%, 05/15/30(a)	1,000	1,071,470
10.75%, 12/15/30(a)	3,000	3,230,910
Lumen Technologies Inc., 4.13%, 04/15/30(a)	300	223,853
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	2,748	2,448,935
7.38%, 04/02/32(a)	3,660	3,707,616
Zegona Finance PLC, 8.63%, 07/15/29(a)	659	684,536
		34,464,267
Trucking & Leasing — 0.7%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(a)(b)	4,589	4,559,004
Total Long-Term Investments — 97.8% (Cost: $628,639,466)		645,656,696
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 20.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(d)(e)(f)	135,546,979	$135,628,307
Total Short-Term Securities — 20.6% (Cost: $135,583,133)		135,628,307
Total Investments — 118.4% (Cost: $764,222,599)		781,285,003
Liabilities in Excess of Other Assets — (18.4)%		(121,269,337)
Net Assets — 100.0%		$660,015,666

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,051,842	$30,560,624 (a)	$—	$(16,469)	$32,310	$135,628,307	135,546,979	$259,377 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	1,110,000	—	(1,110,000)(a)	—	—	—	—	107,762	—
				$(16,469)	$32,310	$135,628,307		$367,139	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$645,656,696	$—	$645,656,696
7
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® High Yield Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$135,628,307	$—	$—	$135,628,307
	$135,628,307	$645,656,696	$—	$781,285,003
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
August 31, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Omnicom Group Inc., 5.30%, 11/01/34	$2,210	$2,244,854
Aerospace & Defense — 2.0%
Boeing Co. (The)
3.20%, 03/01/29	1,491	1,374,885
3.25%, 02/01/35	5,275	4,256,090
3.60%, 05/01/34	5,032	4,285,417
5.15%, 05/01/30	6,763	6,745,633
6.39%, 05/01/31(a)	1,160	1,221,904
6.53%, 05/01/34(a)	565	598,398
General Electric Co.
5.88%, 01/14/38	1,555	1,677,085
6.75%, 03/15/32(b)	1,205	1,363,458
HEICO Corp., 5.35%, 08/01/33	1,924	1,978,578
Northrop Grumman Corp., 4.75%, 06/01/43	1,559	1,460,027
RTX Corp.
4.50%, 06/01/42	4,924	4,456,676
4.88%, 10/15/40	1,010	965,358
		30,383,509
Agriculture — 2.5%
Altria Group Inc.
3.40%, 05/06/30	743	695,193
5.38%, 01/31/44(b)	3,690	3,656,964
5.80%, 02/14/39(b)	5,564	5,737,372
6.88%, 11/01/33	1,629	1,823,566
BAT Capital Corp.
2.73%, 03/25/31(b)	3,684	3,239,987
4.74%, 03/16/32	195	192,336
6.34%, 08/02/30	369	396,732
6.42%, 08/02/33(b)	920	997,576
7.08%, 08/02/43	1,664	1,854,709
7.75%, 10/19/32(b)	1,790	2,090,164
Philip Morris International Inc.
5.38%, 02/15/33	3,400	3,506,233
5.75%, 11/17/32	1,177	1,245,442
6.38%, 05/16/38	5,299	5,968,908
Reynolds American Inc.
5.70%, 08/15/35	2,087	2,136,867
5.85%, 08/15/45(b)	4,009	3,926,725
		37,468,774
Banks — 14.4%
Bank of America Corp.
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(c)	7,826	7,189,055
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(c)	7,774	7,278,374
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(b)(c)	5,038	4,934,365
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(c)	7,220	7,026,375
Bank of New York Mellon Corp. (The)
Series F, 4.63%, (3-mo. SOFR + 3.393%)(b)(c)(d)	7,697	7,503,627
Series G, 4.70%, (5-year CMT + 4.358%)(c)(d)	5,729	5,647,138
Citibank NA, 5.86%, 09/29/25	4,600	4,658,520
Citigroup Inc., 3.40%, 05/01/26	1,382	1,356,588
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR + 2.127%)(c)	2,160	2,147,467
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	7,300	7,500,142
Goldman Sachs Group Inc. (The)
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	6,857	7,319,753
6.56%, 10/24/34, (1-day SOFR + 1.950%)(b)(c)	6,635	7,360,417
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(b)(c)	6,901	6,653,711
Security	Par (000)	Value
Banks (continued)
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(c)	$6,992	$6,869,281
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(c)	4,757	4,722,143
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	1,743	1,787,166
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	5,120	5,510,955
Huntington Bancshares Inc./Ohio, 6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	6,537	6,868,180
Huntington National Bank (The), 5.65%, 01/10/30	1,857	1,923,439
JPMorgan Chase & Co.
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	8,346	7,048,861
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(c)	7,540	6,903,826
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(b)(c)	7,674	7,389,936
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	3,028	2,938,511
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	5,951	6,181,384
Morgan Stanley
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	7,105	6,432,522
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	7,279	6,906,500
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(c)	6,876	6,832,717
PNC Financial Services Group Inc. (The)
6.04%, 10/28/33, (1-day SOFR + 2.140%)(c)	6,071	6,456,812
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	1,369	1,541,352
Regions Financial Corp., 5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	5,465	5,605,612
U.S. Bancorp
5.30%, (3-mo. SOFR + 3.176%)(b)(c)(d)	7,411	7,232,979
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)(c)	6,408	6,732,492
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	345	362,457
Wells Fargo & Co.
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(c)	7,768	7,120,662
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(c)	3,275	3,241,403
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)(c)	6,830	6,796,737
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	2,971	3,044,762
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)(c)	7,106	7,333,073
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)(c)	280	308,357
Series BB, 3.90%, (5-year CMT + 3.453%)(b)(c)(d)	7,603	7,394,320
		218,061,971
Beverages — 1.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	6,255	6,178,014
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	380	399,866
8.20%, 01/15/39	2,317	3,059,384
Coca-Cola Co. (The), 2.75%, 06/01/60(b)	10,879	6,926,920
		16,564,184
Biotechnology — 1.8%
Amgen Inc., 4.40%, 05/01/45	2,827	2,462,693
Biogen Inc., 2.25%, 05/01/30	8,362	7,381,631
Bio-Rad Laboratories Inc., 3.70%, 03/15/32(b)	6,317	5,791,299
Gilead Sciences Inc., 5.65%, 12/01/41	2,796	2,923,090
Royalty Pharma PLC
2.15%, 09/02/31	210	176,145
3.30%, 09/02/40	5,674	4,307,339
5.15%, 09/02/29	1,740	1,770,807
5.40%, 09/02/34	1,945	1,966,789
		26,779,793
Building Materials — 0.4%
Eagle Materials Inc., 2.50%, 07/01/31(b)	6,265	5,443,435
9
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 1.3%
Dow Chemical Co. (The), 5.55%, 11/30/48	$3,015	$2,980,570
Eastman Chemical Co.
5.63%, 02/20/34	5,335	5,492,050
5.75%, 03/08/33	1,691	1,761,212
LYB International Finance BV, 4.88%, 03/15/44	2,754	2,500,681
LYB International Finance III LLC
5.50%, 03/01/34	4,764	4,883,637
5.63%, 05/15/33(b)	1,684	1,767,828
		19,385,978
Commercial Services — 0.8%
Equifax Inc., 2.35%, 09/15/31	5,063	4,331,005
Quanta Services Inc.
2.35%, 01/15/32	1,070	901,414
2.90%, 10/01/30(b)	7,410	6,728,548
5.25%, 08/09/34	320	322,387
		12,283,354
Computers — 1.8%
Apple Inc., 2.55%, 08/20/60(b)	12,132	7,989,355
Booz Allen Hamilton Inc., 5.95%, 08/04/33(b)	2,175	2,302,433
HP Inc.
3.40%, 06/17/30(b)	970	910,272
4.20%, 04/15/32(b)	1,523	1,452,215
5.50%, 01/15/33(b)	3,730	3,857,833
6.00%, 09/15/41(b)	2,972	3,131,618
Leidos Inc.
2.30%, 02/15/31	2,315	1,979,809
4.38%, 05/15/30	4,754	4,624,023
5.75%, 03/15/33	888	923,271
		27,170,829
Distribution & Wholesale — 0.0%
LKQ Corp., 5.75%, 06/15/28(a)	215	221,422
Diversified Financial Services — 3.9%
American Express Co., 3.55%, (5-year CMT + 2.854%)(c)(d)	6,562	6,142,228
Apollo Global Management Inc., 6.38%, 11/15/33	905	995,939
Blue Owl Finance LLC, 6.25%, 04/18/34(a)	7,107	7,363,470
Capital One Financial Corp.
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	5,589	5,846,217
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	6,495	7,331,860
Charles Schwab Corp. (The)
Series I, 4.00%, (5-year CMT + 3.168%)(b)(c)(d)	8,078	7,598,795
Series K, 5.00%, (5-year CMT + 3.256%)(b)(c)(d)	5,460	5,262,858
Enact Holdings Inc., 6.25%, 05/28/29	5,415	5,584,114
Radian Group Inc., 6.20%, 05/15/29	2,210	2,301,357
TPG Operating Group II LP, 5.88%, 03/05/34(b)	2,119	2,227,653
Visa Inc., 2.00%, 08/15/50(b)	12,790	7,643,311
		58,297,802
Electric — 12.2%
Ameren Illinois Co.
3.85%, 09/01/32	1,800	1,700,658
4.95%, 06/01/33	1,477	1,493,564
American Electric Power Co. Inc.
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	5,921	5,490,348
5.63%, 03/01/33	6,138	6,413,377
Arizona Public Service Co., 5.55%, 08/01/33(b)	1,792	1,842,347
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33(b)	1,968	1,977,513
Series ai., 4.45%, 10/01/32	636	624,336
Security	Par (000)	Value
Electric (continued)
Consumers Energy Co.
3.10%, 08/15/50(b)	$1,068	$776,464
4.63%, 05/15/33(b)	2,314	2,299,094
Dominion Energy Inc., 4.35%, (5-year CMT + 3.195%)(b)(c)(d)	7,483	7,151,376
Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,688	1,910,605
DTE Electric Co.
2.95%, 03/01/50	910	623,435
5.20%, 04/01/33	1,885	1,945,134
5.20%, 03/01/34(b)	1,515	1,563,185
Series A, 3.00%, 03/01/32	1,621	1,459,880
DTE Energy Co., 5.85%, 06/01/34	3,439	3,622,150
Duke Energy Carolinas LLC
2.85%, 03/15/32	1,734	1,540,712
3.20%, 08/15/49	5,455	3,830,230
4.95%, 01/15/33	1,538	1,562,118
Duke Energy Florida LLC
2.40%, 12/15/31	2,497	2,147,958
5.88%, 11/15/33	1,395	1,501,616
6.20%, 11/15/53	1,049	1,172,738
Duke Energy Indiana LLC
2.75%, 04/01/50	1,899	1,214,504
5.40%, 04/01/53	1,586	1,580,352
Series YYY, 3.25%, 10/01/49	1,246	887,005
Duke Energy Progress LLC
2.00%, 08/15/31	1,450	1,222,354
3.40%, 04/01/32	2,180	2,000,468
5.25%, 03/15/33	1,786	1,848,766
Edison International
5.25%, 11/15/28	2,041	2,076,788
6.95%, 11/15/29	1,955	2,137,962
Emera U.S. Finance LP, 4.75%, 06/15/46	6,011	5,182,431
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	6,530	6,649,303
Entergy Louisiana LLC
4.00%, 03/15/33	3,658	3,424,343
5.35%, 03/15/34(b)	1,792	1,842,832
5.70%, 03/15/54	180	185,795
Eversource Energy, 5.50%, 01/01/34	2,120	2,164,086
Florida Power & Light Co., 4.80%, 05/15/33	868	875,590
Georgia Power Co., 4.30%, 03/15/42	495	437,128
Kentucky Utilities Co., 3.30%, 06/01/50	1,513	1,077,754
National Grid PLC
5.42%, 01/11/34	2,100	2,145,461
5.81%, 06/12/33	5,670	5,939,529
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49	1,832	1,265,891
4.55%, 09/15/32	2,667	2,638,731
5.65%, 11/15/33	4,913	5,220,100
Pacific Gas and Electric Co.
5.90%, 06/15/32	2,012	2,085,213
6.15%, 01/15/33	5,209	5,484,004
6.40%, 06/15/33	6,095	6,512,781
PPL Electric Utilities Corp.
4.85%, 02/15/34(b)	2,023	2,042,347
5.00%, 05/15/33	2,014	2,043,550
5.25%, 05/15/53	4,454	4,469,682
Public Service Co. of Colorado
1.88%, 06/15/31	6,435	5,380,184
5.75%, 05/15/54	140	145,910
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Co. of New Hampshire, 5.35%, 10/01/33	$170	$177,388
Public Service Electric & Gas Co.
3.10%, 03/15/32(b)	1,974	1,789,437
4.65%, 03/15/33(b)	1,600	1,598,586
4.85%, 08/01/34	2,220	2,239,124
5.20%, 08/01/33(b)	1,722	1,780,922
5.30%, 08/01/54	1,820	1,855,057
5.45%, 03/01/54(b)	1,950	2,027,520
Sempra, 4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	5,137	4,778,863
Southern California Edison Co.
5.20%, 06/01/34(b)	2,072	2,105,243
5.88%, 12/01/53(b)	2,289	2,400,325
5.95%, 11/01/32	4,738	5,075,546
Southern Co. (The)
4.40%, 07/01/46	644	561,274
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	7,700	7,338,390
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	7,262	7,100,967
Southwestern Public Service Co., 6.00%, 06/01/54(b)	2,165	2,303,228
Union Electric Co.
2.15%, 03/15/32	1,230	1,033,885
2.63%, 03/15/51	1,240	772,974
5.20%, 04/01/34	1,849	1,895,582
5.45%, 03/15/53(b)	1,866	1,880,996
Xcel Energy Inc., 5.45%, 08/15/33	2,897	2,960,963
		184,505,952
Electronics — 0.6%
Arrow Electronics Inc.
5.15%, 08/21/29	1,880	1,886,767
5.88%, 04/10/34	1,834	1,876,181
Trimble Inc., 6.10%, 03/15/33	5,543	5,924,915
		9,687,863
Engineering & Construction — 0.3%
Jacobs Engineering Group Inc.
5.90%, 03/01/33(b)	1,673	1,724,566
6.35%, 08/18/28(b)	2,072	2,190,715
		3,915,281
Food — 1.8%
Conagra Brands Inc.
4.85%, 11/01/28	1,396	1,407,221
5.30%, 11/01/38	7,459	7,343,725
Pilgrim's Pride Corp.
3.50%, 03/01/32	942	833,004
6.25%, 07/01/33(b)	6,952	7,350,190
Sysco Corp., 6.60%, 04/01/50(b)	3,270	3,758,378
Tyson Foods Inc., 5.70%, 03/15/34(b)	6,377	6,634,561
		27,327,079
Gas — 0.6%
National Fuel Gas Co., 2.95%, 03/01/31(b)	1,077	938,227
NiSource Inc.
5.35%, 04/01/34	2,340	2,388,632
6.95%, 11/30/54, (5-year CMT + 2.451%)(c)	1,830	1,854,068
Southern California Gas Co.
5.05%, 09/01/34	2,220	2,251,503
5.60%, 04/01/54(b)	1,794	1,855,624
Security	Par (000)	Value
Gas (continued)
5.75%, 06/01/53	$440	$457,203
		9,745,257
Health Care - Products — 0.9%
Smith & Nephew PLC
2.03%, 10/14/30	8,222	7,074,225
5.40%, 03/20/34	680	693,994
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	1,431	1,253,323
3.75%, 03/15/51	1,674	1,258,341
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	4,245	3,678,770
		13,958,653
Health Care - Services — 4.1%
Centene Corp.
2.45%, 07/15/28	7,427	6,795,331
2.50%, 03/01/31(b)	370	314,104
3.38%, 02/15/30	3,490	3,195,637
4.63%, 12/15/29	379	368,726
Elevance Health Inc., 4.65%, 01/15/43(b)	1,725	1,578,598
HCA Inc.
3.38%, 03/15/29	1,695	1,602,172
3.63%, 03/15/32(b)	8,122	7,384,106
4.13%, 06/15/29	5,977	5,830,992
5.13%, 06/15/39	295	284,898
Humana Inc.
4.95%, 10/01/44	1,830	1,662,500
5.88%, 03/01/33(b)	5,243	5,511,866
5.95%, 03/15/34(b)	2,600	2,749,165
ICON Investments Six DAC
5.81%, 05/08/27	465	476,947
5.85%, 05/08/29	4,937	5,158,395
6.00%, 05/08/34	1,898	1,998,662
IQVIA Inc.
5.70%, 05/15/28	2,570	2,648,976
6.25%, 02/01/29	4,998	5,280,452
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	960	867,416
Universal Health Services Inc.
1.65%, 09/01/26	1,907	1,791,142
2.65%, 10/15/30	6,758	5,972,410
		61,472,495
Holding Companies - Diversified — 2.4%
Ares Capital Corp.
5.88%, 03/01/29	6,900	7,015,048
5.95%, 07/15/29	2,020	2,058,455
Blackstone Secured Lending Fund
2.85%, 09/30/28	2,596	2,351,204
3.63%, 01/15/26	5,799	5,655,247
Blue Owl Capital Corp.
2.88%, 06/11/28(b)	970	886,827
3.40%, 07/15/26	7,455	7,178,958
FS KKR Capital Corp.
3.13%, 10/12/28	6,226	5,584,924
3.40%, 01/15/26	416	403,933
6.88%, 08/15/29	2,209	2,271,420
Golub Capital BDC Inc.
2.50%, 08/24/26	1,253	1,179,766
6.00%, 07/15/29	2,172	2,188,550
		36,774,332
Home Builders — 0.4%
NVR Inc., 3.00%, 05/15/30(b)	6,962	6,385,409
11
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 5.4%
American International Group Inc.
5.13%, 03/27/33(b)	$5,075	$5,175,451
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(c)	3,740	3,706,309
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/33	4,295	4,428,669
Athene Holding Ltd.
5.88%, 01/15/34	2,137	2,208,993
6.25%, 04/01/54(b)	5,842	6,064,884
Brown & Brown Inc.
2.38%, 03/15/31	1,822	1,553,899
4.20%, 03/17/32	1,825	1,726,783
5.65%, 06/11/34	2,180	2,247,154
CNA Financial Corp.
5.13%, 02/15/34(b)	2,035	2,050,168
5.50%, 06/15/33	1,537	1,591,913
Corebridge Financial Inc.
6.05%, 09/15/33(a)	30	31,951
6.05%, 09/15/33	1,546	1,646,545
6.88%, 12/15/52, (5-year CMT + 3.846%)(c)	7,151	7,305,346
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50	2,647	1,855,946
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,389	2,144,782
5.63%, 08/16/32	5,442	5,550,580
6.00%, 12/07/33(a)	855	892,202
Fidelity National Financial Inc.
2.45%, 03/15/31	1,245	1,063,699
3.40%, 06/15/30	1,342	1,234,450
First American Financial Corp., 2.40%, 08/15/31	1,461	1,212,620
MetLife Inc., Series G, 3.85%, (5-year CMT + 3.576%)(c)(d)	7,347	7,187,318
Prudential Financial Inc.
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	4,057	3,634,915
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(c)	7,049	7,015,082
6.50%, 03/15/54, (5-year CMT + 2.404%)(b)(c)	180	186,156
Reinsurance Group of America Inc., 5.75%, 09/15/34	2,348	2,438,807
Willis North America Inc.
5.35%, 05/15/33	5,498	5,598,601
5.90%, 03/05/54(b)	1,929	1,982,644
		81,735,867
Internet — 1.0%
Alphabet Inc.
2.05%, 08/15/50	3,445	2,096,608
2.25%, 08/15/60(b)	12,995	7,787,004
VeriSign Inc., 2.70%, 06/15/31	6,342	5,502,573
		15,386,185
Iron & Steel — 0.7%
ArcelorMittal SA
6.00%, 06/17/34	1,375	1,424,348
6.80%, 11/29/32(b)	6,607	7,231,411
Steel Dynamics Inc., 5.38%, 08/15/34	2,200	2,231,234
		10,886,993
Lodging — 1.3%
Choice Hotels International Inc., 5.85%, 08/01/34(b)	2,215	2,264,359
Las Vegas Sands Corp.
3.90%, 08/08/29	5,685	5,335,653
Security	Par (000)	Value
Lodging (continued)
6.00%, 08/15/29	$460	$471,945
6.20%, 08/15/34(b)	1,855	1,899,761
Marriott International Inc./MD
5.35%, 03/15/35	760	769,136
Series FF, 4.63%, 06/15/30(b)	7,090	7,099,149
Series HH, 2.85%, 04/15/31	2,424	2,150,590
		19,990,593
Machinery — 0.7%
Ingersoll Rand Inc., 5.70%, 08/14/33	6,837	7,211,883
nVent Finance SARL, 5.65%, 05/15/33	1,725	1,769,611
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	1,791	1,865,155
		10,846,649
Manufacturing — 0.4%
Carlisle Companies Inc., 2.75%, 03/01/30	6,043	5,490,164
Textron Inc., 3.00%, 06/01/30	1,255	1,147,471
		6,637,635
Media — 0.8%
Comcast Corp., 1.95%, 01/15/31	1,785	1,525,715
FactSet Research Systems Inc., 3.45%, 03/01/32	335	301,084
Fox Corp.
5.48%, 01/25/39	6,298	6,274,241
6.50%, 10/13/33	2,500	2,708,316
Walt Disney Co. (The), 6.65%, 11/15/37	1,063	1,238,288
		12,047,644
Mining — 0.7%
Freeport-McMoRan Inc., 5.45%, 03/15/43	3,222	3,155,647
Southern Copper Corp.
5.25%, 11/08/42	210	202,709
5.88%, 04/23/45	3,808	3,904,164
6.75%, 04/16/40	2,913	3,280,842
		10,543,362
Office & Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	1,857	1,738,451
3.57%, 12/01/31	7,528	6,783,473
		8,521,924
Oil & Gas — 2.5%
BP Capital Markets PLC
4.88%, (5-year CMT + 4.398%)(b)(c)(d)	7,723	7,565,575
6.45%, (5-year CMT + 2.153%)(b)(c)(d)	4,450	4,629,402
Coterra Energy Inc., 5.60%, 03/15/34(b)	1,080	1,105,351
Diamondback Energy Inc., 6.25%, 03/15/33	5,732	6,157,233
EQT Corp., 5.75%, 02/01/34	300	306,383
Occidental Petroleum Corp.
7.50%, 05/01/31	3,848	4,365,298
8.88%, 07/15/30(b)	6,333	7,470,147
Valero Energy Corp., 6.63%, 06/15/37	5,826	6,438,557
		38,037,946
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 5.63%, 05/26/33(b)	1,415	1,474,449
Amcor Flexibles North America Inc., 2.69%, 05/25/31(b)	6,570	5,724,629
		7,199,078
Pharmaceuticals — 2.9%
AbbVie Inc., 4.50%, 05/14/35	3,217	3,162,708
AstraZeneca PLC, 6.45%, 09/15/37	4,995	5,756,016
Cencora Inc., 2.70%, 03/15/31	7,537	6,681,117
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cigna Group (The)
4.80%, 08/15/38	$1,148	$1,100,833
4.80%, 07/15/46	4,622	4,200,114
4.90%, 12/15/48	969	890,201
Eli Lilly & Co., 2.25%, 05/15/50(b)	11,538	7,098,527
Johnson & Johnson
2.25%, 09/01/50(b)	9,052	5,677,349
2.45%, 09/01/60	12,678	7,670,701
Zoetis Inc., 4.70%, 02/01/43	997	926,313
		43,163,879
Pipelines — 8.8%
Boardwalk Pipelines LP
3.40%, 02/15/31	1,015	916,623
3.60%, 09/01/32	2,181	1,953,616
5.63%, 08/01/34(b)	1,876	1,915,205
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	1,400	1,332,550
5.13%, 06/30/27	6,367	6,431,006
Cheniere Energy Inc., 5.65%, 04/15/34(a)	7,164	7,372,075
Cheniere Energy Partners LP
3.25%, 01/31/32	395	350,467
4.00%, 03/01/31	894	843,229
5.75%, 08/15/34(a)	270	279,543
Enbridge Inc.
5.50%, 07/15/77, (3-mo. SOFR + 3.680%)(b)(c)	7,834	7,548,828
6.25%, 03/01/78, (3-mo. SOFR + 3.903%)(c)	4,017	3,932,214
Series 20-A, 5.75%, 07/15/80, (5-year CMT + 5.314%)(c)	2,379	2,274,459
Energy Transfer LP
5.25%, 04/15/29(b)	6,713	6,862,898
5.75%, 02/15/33	2,825	2,937,740
6.55%, 12/01/33	5,985	6,545,437
Enterprise Products Operating LLC, Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(c)	7,947	7,747,613
Kinder Morgan Inc.
4.80%, 02/01/33	5,290	5,169,560
5.20%, 06/01/33	3,275	3,282,504
5.30%, 12/01/34	1,971	1,982,642
MPLX LP
2.65%, 08/15/30	854	763,272
4.50%, 04/15/38	5,416	4,943,563
5.00%, 03/01/33	5,613	5,554,489
5.50%, 06/01/34	627	637,950
ONEOK Inc.
3.10%, 03/15/30	2,725	2,514,520
6.05%, 09/01/33	5,395	5,694,101
6.10%, 11/15/32	2,330	2,473,968
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,713	1,612,457
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,747	1,724,592
4.50%, 05/15/30(b)	7,305	7,228,661
Targa Resources Corp., 6.15%, 03/01/29	2,570	2,713,897
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	7,190	7,061,725
Transcanada Trust
5.30%, 03/15/77, (3-mo. LIBOR US + 3.208%)(c)	8,036	7,690,324
Series 16-A, 5.88%, 08/15/76, (3-mo. LIBOR US + 4.640%)(c)	4,668	4,591,316
Security	Par (000)	Value
Pipelines (continued)
Western Midstream Operating LP
6.15%, 04/01/33	$5,260	$5,527,792
6.35%, 01/15/29	2,119	2,234,074
		132,644,910
Real Estate — 0.5%
CBRE Services Inc., 5.95%, 08/15/34(b)	6,982	7,377,121
Real Estate Investment Trusts — 5.9%
American Homes 4 Rent LP
3.63%, 04/15/32(b)	2,280	2,073,373
5.50%, 02/01/34(b)	2,180	2,220,042
American Tower Corp.
2.90%, 01/15/30	3,483	3,189,038
3.80%, 08/15/29	5,123	4,917,383
Brixmor Operating Partnership LP
4.05%, 07/01/30	2,798	2,680,324
4.13%, 05/15/29	3,762	3,649,070
Crown Castle Inc.
3.80%, 02/15/28	2,600	2,526,803
5.10%, 05/01/33	1,486	1,485,197
CubeSmart LP, 2.25%, 12/15/28(b)	2,155	1,956,973
Digital Realty Trust LP, 3.60%, 07/01/29(b)	595	568,868
Extra Space Storage LP
5.40%, 02/01/34(b)	2,168	2,206,957
5.70%, 04/01/28	1,639	1,692,251
5.90%, 01/15/31(b)	1,720	1,809,073
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5,697	4,972,644
5.30%, 01/15/29	3,759	3,789,861
Healthcare Realty Holdings LP, 2.00%, 03/15/31	7,260	5,969,086
Host Hotels & Resorts LP
5.50%, 04/15/35	510	505,251
5.70%, 07/01/34(b)	2,210	2,240,414
Series I, 3.50%, 09/15/30	5,940	5,430,291
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	1,480	1,221,992
2.30%, 11/15/28	2,306	2,091,858
4.15%, 04/15/32	2,220	2,091,748
Sabra Health Care LP, 3.20%, 12/01/31	6,870	5,958,712
Sun Communities Operating LP
2.70%, 07/15/31	6,213	5,320,592
4.20%, 04/15/32	2,308	2,140,527
5.50%, 01/15/29(b)	505	516,152
Ventas Realty LP, 5.63%, 07/01/34	1,830	1,894,969
VICI Properties LP
4.95%, 02/15/30(b)	1,511	1,505,578
5.13%, 05/15/32(b)	7,143	7,060,871
5.75%, 04/01/34(b)	245	252,364
Welltower OP LLC
3.10%, 01/15/30	4,076	3,774,603
3.85%, 06/15/32	963	902,778
		88,615,643
Retail — 2.0%
AutoZone Inc.
5.40%, 07/15/34	2,530	2,591,884
6.55%, 11/01/33	1,620	1,790,408
Darden Restaurants Inc., 6.30%, 10/10/33(b)	1,685	1,806,078
Dick's Sporting Goods Inc., 3.15%, 01/15/32(b)	6,336	5,605,307
Dollar General Corp., 5.45%, 07/05/33(b)	7,311	7,315,221
Dollar Tree Inc.
2.65%, 12/01/31	2,185	1,864,510
13
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Investment Grade Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.20%, 05/15/28	$6,149	$6,034,951
McDonald's Corp., 4.70%, 12/09/35	1,580	1,570,151
Walmart Inc., 2.65%, 09/22/51	1,658	1,107,166
		29,685,676
Semiconductors — 2.2%
Broadcom Inc., 4.15%, 11/15/30	5,322	5,184,044
Marvell Technology Inc.
2.95%, 04/15/31	6,138	5,484,114
5.75%, 02/15/29(b)	665	692,985
5.95%, 09/15/33(b)	1,688	1,792,908
Micron Technology Inc.
4.66%, 02/15/30	4,194	4,186,329
5.88%, 02/09/33	1,290	1,357,507
5.88%, 09/15/33	1,593	1,678,058
6.75%, 11/01/29	1,926	2,095,849
NXP BV/NXP Funding LLC/NXP USA Inc.
3.40%, 05/01/30	967	905,411
4.30%, 06/18/29(b)	6,424	6,338,015
Skyworks Solutions Inc., 3.00%, 06/01/31	1,116	974,858
TSMC Arizona Corp., 3.25%, 10/25/51	3,975	3,074,329
		33,764,407
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	2,275	2,064,522
4.20%, 05/01/30	977	946,511
		3,011,033
Software — 3.3%
Atlassian Corp., 5.50%, 05/15/34	1,810	1,854,268
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	3,808	3,308,093
2.90%, 12/01/29	4,998	4,588,428
Microsoft Corp.
2.68%, 06/01/60(b)	10,921	7,087,588
3.04%, 03/17/62	10,743	7,526,620
Oracle Corp.
2.88%, 03/25/31	370	331,091
2.95%, 04/01/30	3,888	3,570,711
3.90%, 05/15/35	1,270	1,146,484
4.30%, 07/08/34	6,624	6,263,250
5.38%, 07/15/40(b)	6,968	6,890,044
6.25%, 11/09/32(b)	4,465	4,865,345
VMware LLC, 4.70%, 05/15/30	2,053	2,050,585
		49,482,507
Telecommunications — 4.6%
AT&T Inc.
4.50%, 05/15/35	667	636,728
5.40%, 02/15/34(b)	1,156	1,193,741
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(e)	6,195	7,447,319
Motorola Solutions Inc.
2.30%, 11/15/30	1,190	1,037,504
2.75%, 05/24/31	2,170	1,918,732
Rogers Communications Inc.
3.80%, 03/15/32	7,954	7,329,619
5.30%, 02/15/34	3,030	3,056,952
Sprint Capital Corp.
6.88%, 11/15/28	1,695	1,835,888
Security	Par (000)	Value
Telecommunications (continued)
8.75%, 03/15/32	$5,689	$7,018,468
Telefonica Emisiones SA, 7.05%, 06/20/36	5,310	6,023,593
TELUS Corp., 3.40%, 05/13/32	7,437	6,688,510
T-Mobile USA Inc.
2.40%, 03/15/29	865	789,784
2.55%, 02/15/31	3,996	3,508,808
2.70%, 03/15/32	1,010	876,263
3.60%, 11/15/60	7,300	5,188,419
3.88%, 04/15/30	7,185	6,912,661
4.38%, 04/15/40	2,445	2,203,587
4.50%, 04/15/50	541	469,407
Verizon Communications Inc.
4.27%, 01/15/36	1,870	1,763,540
4.40%, 11/01/34	1,818	1,745,044
4.50%, 08/10/33	842	818,875
5.25%, 03/16/37	874	895,842
		69,359,284
Transportation — 0.3%
United Parcel Service Inc., 6.20%, 01/15/38	4,419	4,957,162
Water — 0.1%
Essential Utilities Inc., 5.38%, 01/15/34(b)	1,794	1,832,094
Total Long-Term Investments — 98.8% (Cost: $1,458,328,319)		1,493,805,818
	Shares
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(f)(g)(h)	111,414,294	111,481,142
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(f)(g)	6,910,000	6,910,000
Total Short-Term Securities — 7.8% (Cost: $118,367,080)		118,391,142
Total Investments — 106.6% (Cost: $1,576,695,399)		1,612,196,960
Liabilities in Excess of Other Assets — (6.6)%		(99,985,623)
Net Assets — 100.0%		$1,512,211,337

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Investment Grade Systematic Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,594,352	$65,877,680 (a)	$—	$(11,105)	$20,215	$111,481,142	111,414,294	$80,482 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,630,000	4,280,000 (a)	—	—	—	6,910,000	6,910,000	120,369	—
				$(11,105)	$20,215	$118,391,142		$200,851	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,493,805,818	$—	$1,493,805,818
Short-Term Securities
Money Market Funds	118,391,142	—	—	118,391,142
	$118,391,142	$1,493,805,818	$—	$1,612,196,960
See notes to financial statements.
15
2024 iShares Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
August 31, 2024

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$645,656,696	$1,493,805,818
Investments, at value—affiliated(c)	135,628,307	118,391,142
Cash	2,286,664	9,065
Foreign currency, at value(d)	275	—
Receivables:
Investments sold	5,738,695	73,637,535
Securities lending income—affiliated	48,897	17,522
Capital shares sold	424,308	416,265
Dividends—affiliated	21,999	25,366
Interest—unaffiliated	11,372,229	19,673,107
Total assets	801,178,070	1,705,975,820
LIABILITIES
Collateral on securities loaned, at value	135,617,779	111,475,910
Payables:
Investments purchased	5,353,839	82,064,483
Investment advisory fees	190,786	224,090
Total liabilities	141,162,404	193,764,483
Commitments and contingent liabilities
NET ASSETS	$660,015,666	$1,512,211,337
NET ASSETS CONSIST OF
Paid-in capital	$647,784,874	$1,490,069,014
Accumulated earnings	12,230,792	22,142,323
NET ASSETS	$660,015,666	$1,512,211,337
NET ASSET VALUE
Shares outstanding	13,900,000	33,050,000
Net asset value	$47.48	$45.76
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$628,639,466	$1,458,328,319
(b) Securities loaned, at value	$130,353,699	$107,437,822
(c) Investments, at cost—affiliated	$135,583,133	$118,367,080
(d) Foreign currency, at cost	$242	$—
See notes to financial statements.
Statements of Assets and Liabilities
16

Statements of Operations (unaudited)
Six Months Ended August 31, 2024

	iShares High Yield Systematic Bond ETF	iShares Investment Grade Systematic Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$107,762	$120,369
Interest—unaffiliated	22,481,516	25,984,412
Securities lending income—affiliated—net	259,377	80,482
Total investment income	22,848,655	26,185,263
EXPENSES
Investment advisory	1,041,680	887,710
Total expenses	1,041,680	887,710
Net investment income	21,806,975	25,297,553
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	1,443,158	106,794
Investments—affiliated	(16,469)	(11,105)
In-kind redemptions—unaffiliated(a)	7,070,538	837,316
	8,497,227	933,005
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	9,134,163	38,105,983
Investments—affiliated	32,310	20,215
Foreign currency translations	6	—
	9,166,479	38,126,198
Net realized and unrealized gain	17,663,706	39,059,203
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$39,470,681	$64,356,756
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
17
2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares High Yield Systematic Bond ETF		iShares Investment Grade Systematic Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$21,806,975	$18,719,668	$25,297,553	$15,377,697
Net realized gain (loss)	8,497,227	(4,290,106)	933,005	(7,475,882)
Net change in unrealized appreciation (depreciation)	9,166,479	16,407,195	38,126,198	12,924,276
Net increase in net assets resulting from operations	39,470,681	30,836,757	64,356,756	20,826,091
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(21,577,834)(b)	(15,975,592)	(21,484,432)(b)	(13,906,003)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	41,718,435	450,927,980	912,174,442	314,784,680
NET ASSETS
Total increase in net assets	59,611,282	465,789,145	955,046,766	321,704,768
Beginning of period	600,404,384	134,615,239	557,164,571	235,459,803
End of period	$660,015,666	$600,404,384	$1,512,211,337	$557,164,571

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
18

Financial Highlights
(For a share outstanding throughout each period)

	iShares High Yield Systematic Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$46.18	$44.14	$49.27	$51.32	$49.43	$49.03
Net investment income(a)	1.71	3.44	2.66	2.23	2.90	2.88
Net realized and unrealized gain (loss)(b)	1.31	1.80	(5.00)	(1.90)	1.97	0.39
Net increase (decrease) from investment operations	3.02	5.24	(2.34)	0.33	4.87	3.27
Distributions from net investment income(c)	(1.72)(d)	(3.20)	(2.79)	(2.38)	(2.98)	(2.87)
Net asset value, end of period	$47.48	$46.18	$44.14	$49.27	$51.32	$49.43
Total Return(e)
Based on net asset value	6.69%(f)	12.43%	(4.73)%	0.63%	10.38%	6.78%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	7.33%(h)	7.70%	5.89%	4.37%	5.97%	5.77%
Supplemental Data
Net assets, end of period (000)	$660,016	$600,404	$134,615	$174,913	$79,541	$39,545
Portfolio turnover rate(i)	34%	67%	60%	67%	67%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2024 iShares Semi-Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Systematic Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$44.40	$43.60	$49.85	$53.69	$53.44	$48.32
Net investment income(a)	1.16	2.22	1.70	1.36	1.56	1.88
Net realized and unrealized gain (loss)(b)	1.30	0.70	(6.35)	(3.19)	0.76	6.14
Net increase (decrease) from investment operations	2.46	2.92	(4.65)	(1.83)	2.32	8.02
Distributions(c)
From net investment income	(1.10)(d)	(2.12)	(1.59)	(1.39)	(1.59)	(1.85)
From net realized gain	—	—	(0.01)	(0.62)	(0.48)	(1.05)
Total distributions	(1.10)	(2.12)	(1.60)	(2.01)	(2.07)	(2.90)
Net asset value, end of period	$45.76	$44.40	$43.60	$49.85	$53.69	$53.44
Total Return(e)
Based on net asset value	5.64%(f)	6.87%	(9.35)%	(3.57)%	4.41%	16.96%
Ratios to Average Net Assets(g)
Total expenses	0.18%(h)	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	5.13%(h)	5.06%	3.80%	2.57%	2.90%	3.67%
Supplemental Data
Net assets, end of period (000)	$1,512,211	$557,165	$235,460	$162,009	$158,379	$93,520
Portfolio turnover rate(i)	34%	76%	87%	59%	46%	75%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
High Yield Systematic Bond(a)	Diversified
Investment Grade Systematic Bond(b)	Diversified

(a)	Formerly iShares High Yield Bond Factor ETF.
(b)	Formerly iShares Investment Grade Bond Factor ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
21
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
High Yield Systematic Bond
Barclays Bank PLC	$17,537,021	$(17,537,021)	$—	$—
BMO Capital Markets Corp.	974,298	(974,298)	—	—
BNP Paribas SA	2,810,261	(2,810,261)	—	—
BofA Securities, Inc.	4,504,867	(4,504,867)	—	—
Citigroup Global Markets, Inc.	4,830,783	(4,830,783)	—	—
Goldman Sachs & Co. LLC	21,882,346	(21,882,346)	—	—
J.P. Morgan Securities LLC	20,737,696	(20,737,696)	—	—
Jefferies LLC	2,850,092	(2,850,092)	—	—
Morgan Stanley	9,590,248	(9,590,248)	—	—
Pershing LLC	4,059,263	(4,059,263)	—	—
RBC Capital Markets LLC	13,721,556	(13,721,556)	—	—
Scotia Capital (USA), Inc.	9,426,123	(9,426,123)	—	—
State Street Bank & Trust Co.	12,784,852	(12,784,852)	—	—
TD Securities (USA) LLC	858,096	(858,096)	—	—
Toronto-Dominion Bank	735,256	(735,256)	—	—
UBS Securities LLC	2,085,084	(2,085,084)	—	—
Wells Fargo Bank N.A.	114,985	(114,985)	—	—
Wells Fargo Securities LLC	850,872	(850,872)	—	—
	$130,353,699	$(130,353,699)	$—	$—
Investment Grade Systematic Bond
Barclays Bank PLC	$22,810,843	$(22,810,843)	$—	$—
BMO Capital Markets Corp.	483,031	(483,031)	—	—
BNP Paribas SA	1,830,131	(1,830,131)	—	—
BofA Securities, Inc.	9,997,180	(9,997,180)	—	—
J.P. Morgan Securities LLC	19,563,644	(19,563,644)	—	—
Jefferies LLC	1,179,622	(1,179,622)	—	—
Morgan Stanley	11,287,691	(11,287,691)	—	—
Pershing LLC	1,557,377	(1,557,377)	—	—
RBC Capital Markets LLC	5,544,366	(5,544,366)	—	—
State Street Bank & Trust Co.	2,532,056	(2,532,056)	—	—
TD Securities (USA) LLC	216,864	(216,864)	—	—
Toronto-Dominion Bank	316,756	(316,756)	—	—
UBS Securities LLC	18,171,420	(18,171,420)	—	—
Wells Fargo Securities LLC	11,946,841	(11,946,841)	—	—
	$107,437,822	$(107,437,822)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
23
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
High Yield Systematic Bond	0.35%
Investment Grade Systematic Bond	0.18
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Index Provider: BlackRock Index Services, LLC, an affiliate of BFA, created, sponsors and publishes the underlying index used by each Fund. Each Fund uses its underlying index at no charge pursuant to a license agreement between BlackRock Index Services, LLC (or one or more of its affiliates) and the Trust, on behalf of the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
High Yield Systematic Bond	$79,705
Investment Grade Systematic Bond	30,244
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	Other Securities
iShares ETF	Purchases	Sales
High Yield Systematic Bond	$194,359,055	$199,696,146
Investment Grade Systematic Bond	327,933,152	319,409,440
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
High Yield Systematic Bond	$167,169,644	$126,857,607
Investment Grade Systematic Bond	912,460,448	17,396,391
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
High Yield Systematic Bond	$(16,666,884)
Investment Grade Systematic Bond	(20,183,666)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Systematic Bond	$764,680,095	$18,759,782	$(2,154,874)	$16,604,908
Investment Grade Systematic Bond	1,577,029,935	35,842,697	(675,672)	35,167,025
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
25
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
High Yield Systematic Bond
Shares sold	3,700,000	$170,780,203	10,350,000	$468,613,448
Shares redeemed	(2,800,000)	(129,061,768)	(400,000)	(17,685,468)
	900,000	$41,718,435	9,950,000	$450,927,980
Investment Grade Systematic Bond
Shares sold	20,900,000	$930,139,689	7,650,000	$336,423,949
Shares redeemed	(400,000)	(17,965,247)	(500,000)	(21,639,269)
	20,500,000	$912,174,442	7,150,000	$314,784,680
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
27
2024 iShares Semi-Annual Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
28

Board Review and Approval of Investment Advisory Contract
iShares High Yield Systematic Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
 Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA
29
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
30

Board Review and Approval of Investment Advisory Contract (continued)
iShares Investment Grade Systematic Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA
31
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
32

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
33
2024 iShares Semi-Annual Financial Statements

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August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares Core 5-10 Year USD Bond ETF | IMTB | NYSE Arca
• iShares Core 10+ Year USD Bond ETF | ILTB | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.6%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	$200	$194,650
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	47,800
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.04%, 11/10/52	340	306,434
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4, 3.42%, 06/15/52	110	103,376
Series 2021-L7, Class A5, 2.57%, 10/15/54	500	430,296
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	120,364
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51(a)	250	242,961
Series 2020-C56, Class A5, 2.45%, 06/15/53	30	26,395
		1,472,276
Total Collateralized Mortgage Obligations — 0.6% (Cost: $1,573,575)		1,472,276
Corporate Bonds & Notes
Advertising — 0.0%
Clear Channel Outdoor Holdings Inc., 7.88%, 04/01/30(b)	20	20,899
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	10	8,615
5.38%, 06/15/33	9	9,140
Lamar Media Corp.
3.63%, 01/15/31	5	4,520
4.00%, 02/15/30	13	12,145
Omnicom Group Inc.
2.45%, 04/30/30	10	8,894
2.60%, 08/01/31	20	17,448
4.20%, 06/01/30	5	4,898
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, 03/15/30(b)	10	9,388
		95,947
Aerospace & Defense — 0.3%
Boeing Co. (The)
3.60%, 05/01/34	25	21,264
3.63%, 02/01/31	45	40,764
5.15%, 05/01/30	70	69,816
6.39%, 05/01/31(b)	10	10,532
6.53%, 05/01/34(b)	35	37,090
Bombardier Inc.
7.00%, 06/01/32(b)(c)	20	20,795
7.25%, 07/01/31(b)	15	15,753
8.75%, 11/15/30(b)	10	10,927
General Dynamics Corp., 3.63%, 04/01/30	40	38,759
L3Harris Technologies Inc.
2.90%, 12/15/29	15	13,853
5.40%, 07/31/33	50	51,592
Lockheed Martin Corp.
1.85%, 06/15/30	20	17,483
3.90%, 06/15/32	5	4,839
4.75%, 02/15/34	50	50,668
Northrop Grumman Corp., 4.70%, 03/15/33	35	35,036
RTX Corp.
2.38%, 03/15/32	15	12,804
5.15%, 02/27/33	30	30,771
Security	Par (000)	Value
Aerospace & Defense (continued)
6.00%, 03/15/31	$35	$37,687
6.10%, 03/15/34	30	32,680
Spirit AeroSystems Inc.
9.38%, 11/30/29(b)	15	16,281
9.75%, 11/15/30(b)	20	22,389
TransDigm Inc.
6.63%, 03/01/32(b)	35	36,460
6.88%, 12/15/30(b)	20	20,901
7.13%, 12/01/31(b)	15	15,877
		665,021
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	25	21,033
3.40%, 05/06/30	40	37,430
Archer-Daniels-Midland Co.
3.25%, 03/27/30	25	23,621
4.50%, 08/15/33	25	24,679
BAT Capital Corp.
2.73%, 03/25/31	25	21,992
3.46%, 09/06/29	20	18,914
4.74%, 03/16/32	30	29,570
4.91%, 04/02/30	20	20,121
6.34%, 08/02/30	35	37,629
7.75%, 10/19/32	20	23,348
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	5	4,432
Cargill Inc.
1.70%, 02/02/31(b)	45	37,764
2.13%, 11/10/31(b)	5	4,251
4.00%, 06/22/32(b)	25	23,957
5.13%, 10/11/32(b)	50	51,382
Darling Ingredients Inc., 6.00%, 06/15/30(b)	15	15,148
Philip Morris International Inc.
2.10%, 05/01/30	5	4,412
5.13%, 02/15/30	40	41,119
5.25%, 02/13/34	50	51,138
5.38%, 02/15/33	40	41,235
5.63%, 11/17/29	15	15,789
5.75%, 11/17/32	60	63,485
		612,449
Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	20	18,918
Delta Air Lines Inc., 3.75%, 10/28/29(c)	5	4,678
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	34	33,621
JetBlue Pass-Through Trust, Series 1A, Class A, 4.00%, 05/15/34(c)	4	3,621
United Airlines Pass Through Trust
Series 2018-1, Class AA, 3.50%, 09/01/31	4	3,433
Series 2019-2, Class AA, 2.70%, 11/01/33	4	3,567
VistaJet Malta Finance PLC/Vista Management Holding Inc., 6.38%, 02/01/30(b)(c)	17	13,938
		81,776
Apparel — 0.0%
Crocs Inc., 4.13%, 08/15/31(b)	8	7,202
Hanesbrands Inc., 9.00%, 02/15/31(b)(c)	10	10,751
Kontoor Brands Inc., 4.13%, 11/15/29(b)	5	4,713
Levi Strauss & Co., 3.50%, 03/01/31(b)	5	4,521
Tapestry Inc.
3.05%, 03/15/32	15	12,555
3
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
7.85%, 11/27/33	$30	$32,107
VF Corp., 2.95%, 04/23/30	30	25,915
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	10	8,536
		106,300
Auto Manufacturers — 0.4%
Allison Transmission Inc., 3.75%, 01/30/31(b)	17	15,448
American Honda Finance Corp., 4.90%, 01/10/34	5	5,044
BMW U.S. Capital LLC
1.95%, 08/12/31(b)	10	8,355
2.55%, 04/01/31(b)	25	22,047
3.70%, 04/01/32(b)	10	9,321
4.15%, 04/09/30(b)	35	34,399
5.15%, 08/11/33(b)	10	10,251
Cummins Inc., 5.15%, 02/20/34	25	25,940
Ford Motor Co.
3.25%, 02/12/32	43	36,675
6.10%, 08/19/32	95	97,490
7.45%, 07/16/31	30	33,040
9.63%, 04/22/30	8	9,504
Ford Motor Credit Co. LLC
3.63%, 06/17/31	33	29,238
4.00%, 11/13/30	10	9,206
7.20%, 06/10/30	25	26,890
7.35%, 03/06/30	25	27,073
General Motors Co.
5.40%, 10/15/29	25	25,582
5.60%, 10/15/32	25	25,839
General Motors Financial Co. Inc.
2.35%, 01/08/31	10	8,499
2.70%, 06/10/31	19	16,353
3.10%, 01/12/32	45	39,228
3.60%, 06/21/30	45	41,795
5.95%, 04/04/34	30	31,060
6.10%, 01/07/34	40	41,840
6.40%, 01/09/33	34	36,454
Honda Motor Co. Ltd., 2.97%, 03/10/32	50	45,161
Hyundai Capital America
5.40%, 01/08/31(b)	5	5,126
6.38%, 04/08/30(b)	40	42,850
JB Poindexter & Co. Inc., 8.75%, 12/15/31(b)	10	10,549
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	20	24,234
Nissan Motor Co. Ltd., 4.81%, 09/17/30(b)	10	9,456
Toyota Motor Credit Corp.
1.65%, 01/10/31	20	16,887
3.38%, 04/01/30	45	42,736
4.55%, 05/17/30	20	20,115
4.70%, 01/12/33	15	15,051
4.80%, 01/05/34	25	25,131
5.10%, 03/21/31	5	5,147
Volkswagen Group of America Finance LLC, 3.75%, 05/13/30(b)	10	9,462
		938,476
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 8.25%, 04/15/31(b)(c)	10	10,628
American Axle & Manufacturing Inc., 5.00%, 10/01/29	7	6,507
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	5	4,466
Dana Inc.
4.25%, 09/01/30	5	4,513
4.50%, 02/15/32(c)	5	4,434
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(b)	$13	$10,981
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	14	14,509
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31	5	4,522
5.25%, 07/15/31(c)	9	8,177
5.63%, 04/30/33	10	8,805
Lear Corp., 2.60%, 01/15/32	25	21,212
Magna International Inc., 2.45%, 06/15/30	5	4,474
ZF North America Capital Inc.
6.75%, 04/23/30(b)	15	15,406
6.88%, 04/23/32(b)	10	10,400
7.13%, 04/14/30(b)	10	10,479
		139,513
Banks — 4.6%
AIB Group PLC, 5.87%, 03/28/35, (1-day SOFR +1.910%)(a)(b)	10	10,354
Banco Santander SA, 2.75%, 12/03/30	125	108,845
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	55	47,057
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	60	51,047
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	60	51,057
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	70	58,159
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(a)	90	80,528
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	105	90,869
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	40	35,867
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	50	43,856
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(a)	10	9,183
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	70	61,735
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	65	63,598
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	90	91,027
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	75	76,712
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	25	25,124
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	85	88,001
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	50	53,149
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	45	39,442
Bank of Montreal, 3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	25	21,391
Bank of New York Mellon Corp. (The)
1.80%, 07/28/31	15	12,558
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	25	24,747
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	20	20,149
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	25	25,555
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	35	35,752
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	50	55,542
Bank of Nova Scotia (The)
2.15%, 08/01/31	30	25,607
2.45%, 02/02/32	15	12,865
4.85%, 02/01/30	30	30,454
5.65%, 02/01/34	40	42,136
BankUnited Inc., 5.13%, 06/11/30	15	14,545
Barclays PLC, 6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	200	212,292
BNP Paribas SA
2.59%, 08/12/35, (5-year CMT + 2.050%)(a)(b)	5	4,308
2.87%, 04/19/32, (1-day SOFR + 1.387%)(a)(b)	200	174,961
BPCE SA
3.12%, 10/19/32, (1-day SOFR + 1.730%)(a)(b)	5	4,247
5.94%, 05/30/35, (1-day SOFR + 1.850%)(a)(b)	250	258,152
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	$36	$33,149
6.09%, 10/03/33	5	5,380
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	55	46,958
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	100	86,574
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	115	102,210
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	65	58,548
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	30	27,611
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	60	52,782
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	45	41,514
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	55	54,080
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	35	34,813
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	45	46,263
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	45	46,259
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	45	47,483
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	25	27,055
6.63%, 06/15/32	25	27,425
Citizens Financial Group Inc.
2.50%, 02/06/30	40	35,219
3.25%, 04/30/30	35	32,054
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	5	5,106
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)	25	26,996
Commonwealth Bank of Australia, 1.88%, 09/15/31(b)	10	8,447
Deutsche Bank AG/New York
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	150	137,777
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	10	8,833
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	15	12,853
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	5	5,061
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	15	16,499
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	25	23,578
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	5	5,136
Freedom Mortgage Corp., 12.25%, 10/01/30(b)	8	8,881
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	20	16,793
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	50	42,578
2.60%, 02/07/30	40	36,284
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	50	43,462
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	155	133,752
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	80	70,778
3.80%, 03/15/30	40	38,553
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	50	50,913
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	20	21,128
6.13%, 02/15/33	25	27,678
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	100	110,872
HSBC Holdings PLC
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	200	192,877
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	200	215,129
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	20	15,977
2.55%, 02/04/30	30	26,683
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	15	14,656
ING Groep NV, 2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	200	175,646
Intesa Sanpaolo SpA, 4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)	10	8,775
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(a)	35	29,627
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	50	44,882
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	60	51,852
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(a)	$85	$74,392
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(a)	40	36,613
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(a)	70	63,706
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	95	84,073
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(a)	35	34,874
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	55	54,246
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	80	80,488
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	65	66,643
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	55	56,639
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	85	87,600
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	50	52,345
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	30	31,850
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	65	71,166
KeyCorp
2.55%, 10/01/29	55	49,243
4.79%, 06/01/33, (1-day SOFR + 2.060%)(a)	5	4,815
6.40%, 03/06/35, (1-day SOFR + 2.420%)(a)	25	26,769
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32(b)	15	14,853
Kreditanstalt fuer Wiederaufbau
1.75%, 09/14/29	30	27,188
4.13%, 07/15/33	120	121,038
4.38%, 02/28/34	70	72,061
4.75%, 10/29/30	45	47,239
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	90	75,539
4.13%, 02/06/31(d)	5	5,053
Lloyds Banking Group PLC, 7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	15	17,334
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	25	24,268
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	10	10,399
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.440%)(a)(b)	25	21,397
2.87%, 01/14/33, (1-day SOFR + 1.532%)(a)(b)	73	62,477
4.44%, 06/21/33, (1-day SOFR + 2.405%)(a)(b)	33	31,459
5.49%, 11/09/33, (1-day SOFR + 2.865%)(a)(b)(c)	25	25,559
5.89%, 06/15/34, (1-day SOFR + 2.380%)(a)(b)	60	62,714
Mitsubishi UFJ Financial Group Inc.
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	200	206,279
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	200	207,169
Mizuho Financial Group Inc.
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(a)	5	4,330
2.56%, 09/13/31	45	37,981
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	95	98,939
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	20	16,634
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	50	41,755
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	95	80,406
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	70	57,741
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	80	68,562
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	35	31,682
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	65	57,101
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	30	28,452
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	25	24,915
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	65	66,065
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	50	51,066
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	85	87,317
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	50	51,501
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	30	31,722
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	25	25,836
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	90	93,194
5
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	$45	$49,311
7.25%, 04/01/32	35	41,028
National Australia Bank Ltd.
2.33%, 08/21/30(b)	45	38,618
5.18%, 06/11/34(b)	10	10,277
NatWest Group PLC, 6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	100	106,457
Norinchukin Bank (The), 2.08%, 09/22/31(b)	10	8,192
Northern Trust Corp.
1.95%, 05/01/30	40	35,325
6.13%, 11/02/32	15	16,446
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	15	12,845
4.63%, 06/06/33, (1-day SOFR + 1.850%)(a)	7	6,761
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	25	24,991
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	60	62,549
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	25	26,466
6.04%, 10/28/33, (1-day SOFR + 2.140%)(a)	45	47,853
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	25	28,132
Royal Bank of Canada
2.30%, 11/03/31	20	17,268
5.00%, 02/01/33	25	25,491
5.00%, 05/02/33	60	61,464
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	10	10,375
Societe Generale SA
3.00%, 01/22/30(b)	20	18,015
6.69%, 01/10/34, (1-year CMT + 2.950%)(a)(b)	200	214,467
Standard Chartered PLC
3.60%, 01/12/33, (1-year CMT + 1.900%)(a)(b)	5	4,381
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)	125	123,150
State Street Corp.
2.20%, 03/03/31	20	17,423
2.40%, 01/24/30	20	18,238
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	25	21,729
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	40	36,577
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	5	4,671
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	30	28,859
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	5	4,905
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	15	15,327
Sumitomo Mitsui Financial Group Inc.
5.77%, 01/13/33	5	5,299
5.85%, 07/13/30	200	211,438
Toronto-Dominion Bank (The)
2.00%, 09/10/31(c)	30	25,439
2.45%, 01/12/32	20	17,222
3.20%, 03/10/32	25	22,461
4.46%, 06/08/32	40	39,125
Truist Financial Corp.
1.95%, 06/05/30	15	12,954
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	30	28,997
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	25	24,867
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	25	25,284
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	40	41,759
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	30	31,930
U.S. Bancorp
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	35	29,018
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	25	21,527
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	25	24,583
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	25	24,539
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	50	52,063
Security	Par (000)	Value
Banks (continued)
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	$50	$52,517
UBS Group AG
2.10%, 02/11/32, (1-year CMT + 1.000%)(a)(b)	200	167,055
4.99%, 08/05/33, (1-year CMT + 2.400%)(a)(b)	200	198,166
6.54%, 08/12/33, (1-day SOFR + 3.920%)(a)(b)	10	10,853
UniCredit SpA, 5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(b)	25	24,395
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(a)	40	35,886
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(a)	45	41,239
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	70	63,064
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(a)	40	39,581
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	80	79,597
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	65	66,562
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	60	61,849
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	75	77,424
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	110	121,065
Westpac Banking Corp.
2.15%, 06/03/31	70	60,656
2.65%, 01/16/30	20	18,405
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	25	21,543
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	30	25,737
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	10	10,127
		10,308,814
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	35	33,625
5.00%, 06/15/34	25	25,628
Coca-Cola Co. (The)
1.38%, 03/15/31	40	33,386
2.13%, 09/06/29	25	22,764
2.25%, 01/05/32	45	39,398
3.45%, 03/25/30	20	19,257
5.00%, 05/13/34	10	10,395
Constellation Brands Inc.
2.88%, 05/01/30	10	9,123
4.90%, 05/01/33	35	34,932
Keurig Dr Pepper Inc.
3.20%, 05/01/30	15	13,984
4.05%, 04/15/32	10	9,645
5.30%, 03/15/34	35	36,091
PepsiCo Inc.
1.63%, 05/01/30	30	26,119
1.95%, 10/21/31	30	25,711
2.75%, 03/19/30	25	23,148
4.45%, 02/15/33(c)	10	10,333
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	50	50,422
		423,961
Biotechnology — 0.2%
Amgen Inc.
2.00%, 01/15/32	50	41,768
2.45%, 02/21/30	25	22,561
3.35%, 02/22/32	60	54,955
5.25%, 03/02/30	70	72,454
5.25%, 03/02/33	75	77,073
Biogen Inc., 2.25%, 05/01/30	35	30,890
Bio-Rad Laboratories Inc., 3.70%, 03/15/32	30	27,529
CSL Finance PLC, 4.25%, 04/27/32(b)	30	29,135
Gilead Sciences Inc., 1.65%, 10/01/30	40	34,041
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	$40	$34,218
Royalty Pharma PLC
2.15%, 09/02/31	25	21,022
2.20%, 09/02/30	10	8,662
		454,308
Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30(b)	8	7,659
Builders FirstSource Inc.
4.25%, 02/01/32(b)	22	20,106
5.00%, 03/01/30(b)	10	9,709
6.38%, 06/15/32(b)	10	10,310
6.38%, 03/01/34(b)	20	20,536
Carrier Global Corp.
2.70%, 02/15/31	5	4,457
2.72%, 02/15/30	30	27,451
5.90%, 03/15/34	10	10,792
Eagle Materials Inc., 2.50%, 07/01/31	10	8,702
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	45	46,140
6.75%, 07/15/31(b)	10	10,308
Fortune Brands Innovations Inc.
3.25%, 09/15/29	25	23,358
5.88%, 06/01/33	21	22,235
JELD-WEN Inc., 7.00%, 09/01/32(b)	5	5,022
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	5	4,286
2.00%, 09/16/31	40	33,487
4.90%, 12/01/32	5	5,043
Knife River Corp., 7.75%, 05/01/31(b)	5	5,300
Martin Marietta Materials Inc., 2.40%, 07/15/31	10	8,613
Masco Corp.
2.00%, 10/01/30	25	21,409
2.00%, 02/15/31	30	25,399
Masterbrand Inc., 7.00%, 07/15/32(b)	10	10,312
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	15	15,424
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)	5	4,757
Mohawk Industries Inc., 3.63%, 05/15/30	10	9,499
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(b)	7	6,581
Owens Corning, 3.50%, 02/15/30	5	4,703
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(b)	15	16,131
Standard Building Solutions Inc., 6.50%, 08/15/32(b)	10	10,303
Standard Industries Inc./New York
3.38%, 01/15/31(b)	18	15,763
4.38%, 07/15/30(b)	27	25,271
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31(b)	10	10,577
Vulcan Materials Co., 3.50%, 06/01/30	5	4,735
Wilsonart LLC, 11.00%, 08/15/32(b)	10	9,720
		474,098
Chemicals — 0.4%
Air Products and Chemicals Inc.
2.05%, 05/15/30	30	26,641
4.80%, 03/03/33	10	10,220
Ashland Inc., 3.38%, 09/01/31(b)	10	8,792
ASP Unifrax Holdings Inc., 7.50%, 09/30/29(b)	3	1,509
Avient Corp., 7.13%, 08/01/30(b)	10	10,412
Security	Par (000)	Value
Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	$10	$10,620
Braskem Netherlands Finance BV, 7.25%, 02/13/33(d)	200	196,790
Celanese U.S. Holdings LLC
6.38%, 07/15/32	30	31,737
6.55%, 11/15/30	40	42,915
Chemours Co. (The), 4.63%, 11/15/29(b)	10	8,782
CNAC HK Finbridge Co. Ltd., 3.00%, 09/22/30(d)	200	180,671
Consolidated Energy Finance SA, 12.00%, 02/15/31(b)	10	9,856
Dow Chemical Co. (The)
2.10%, 11/15/30	30	26,291
5.15%, 02/15/34	25	25,250
6.30%, 03/15/33(c)	40	43,580
Eastman Chemical Co., 5.75%, 03/08/33	10	10,425
Ecolab Inc., 2.13%, 02/01/32	25	21,415
FMC Corp., 5.65%, 05/18/33(c)	10	10,237
Huntsman International LLC, 2.95%, 06/15/31	10	8,533
International Flavors & Fragrances Inc., 2.30%, 11/01/30(b)	25	21,677
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)(c)	5	4,794
LYB International Finance III LLC, 5.50%, 03/01/34	50	51,270
Methanex Corp., 5.25%, 12/15/29	10	9,830
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(b)	5	4,626
Olin Corp., 5.00%, 02/01/30	7	6,769
Olympus Water U.S. Holding Corp.
6.25%, 10/01/29(b)	7	6,582
7.25%, 06/15/31(b)	10	10,289
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	10	10,713
RPM International Inc., 2.95%, 01/15/32	20	17,418
Sherwin-Williams Co. (The), 2.20%, 03/15/32	20	16,980
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	10	9,439
SNF Group SACA, 3.38%, 03/15/30(b)	5	4,355
Vibrantz Technologies Inc., 9.00%, 02/15/30(b)(c)	13	11,901
WR Grace Holdings LLC, 7.38%, 03/01/31(b)	10	10,397
		881,716
Commercial Services — 0.4%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	12	11,387
4.88%, 07/15/32(b)	10	9,521
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)	50	50,752
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(b)(c)	10	9,946
Block Financial LLC, 3.88%, 08/15/30	25	23,710
Block Inc.
3.50%, 06/01/31	13	11,743
6.50%, 05/15/32(b)	30	31,137
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	35	37,346
Brink's Co. (The), 6.75%, 06/15/32(b)	5	5,197
Equifax Inc., 2.35%, 09/15/31	25	21,397
ERAC USA Finance LLC, 4.90%, 05/01/33(b)	35	35,205
Garda World Security Corp., 8.25%, 08/01/32(b)	5	5,090
GEO Group Inc. (The), 10.25%, 04/15/31	15	15,853
Global Payments Inc.
2.90%, 05/15/30	25	22,517
2.90%, 11/15/31	20	17,417
5.40%, 08/15/32	10	10,193
GXO Logistics Inc., 2.65%, 07/15/31	30	25,206
Hertz Corp. (The), 5.00%, 12/01/29(b)(c)	17	11,409
Mobius Merger Sub Inc., 9.00%, 06/01/30(b)	10	9,736
7
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Moody's Corp., 4.25%, 08/08/32	$30	$29,182
PayPal Holdings Inc.
2.30%, 06/01/30	30	26,827
2.85%, 10/01/29	20	18,618
4.40%, 06/01/32	20	19,876
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)	7	2,542
PROG Holdings Inc., 6.00%, 11/15/29(b)	10	9,761
Quanta Services Inc., 2.90%, 10/01/30	65	59,078
RELX Capital Inc., 3.00%, 05/22/30	40	37,008
S&P Global Inc.
2.50%, 12/01/29	35	32,009
2.90%, 03/01/32	40	35,968
Service Corp. International/U.S.
3.38%, 08/15/30	15	13,472
4.00%, 05/15/31	10	9,177
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(b)	15	15,478
TriNet Group Inc., 7.13%, 08/15/31(b)	5	5,182
Triton Container International Ltd., 3.15%, 06/15/31(b)	25	21,534
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	10	8,556
United Rentals North America Inc.
3.75%, 01/15/32	11	9,931
3.88%, 02/15/31	18	16,627
4.00%, 07/15/30	10	9,353
5.25%, 01/15/30	15	14,898
6.00%, 12/15/29(b)	55	56,225
6.13%, 03/15/34(b)	20	20,427
Valvoline Inc., 3.63%, 06/15/31(b)	10	8,904
Verisk Analytics Inc., 5.25%, 06/05/34	25	25,487
VT Topco Inc., 8.50%, 08/15/30(b)	5	5,252
Wand NewCo 3 Inc., 7.63%, 01/30/32(b)	20	20,955
Williams Scotsman Inc., 7.38%, 10/01/31(b)	5	5,256
Yale University, Series 2020, 1.48%, 04/15/30	20	17,303
ZipRecruiter Inc., 5.00%, 01/15/30(b)	10	8,969
		928,617
Computers — 0.4%
Amdocs Ltd., 2.54%, 06/15/30	5	4,409
Amentum Escrow Corp., 7.25%, 08/01/32(b)	13	13,584
Apple Inc.
1.65%, 05/11/30	55	48,238
1.70%, 08/05/31(c)	35	29,890
2.20%, 09/11/29	25	22,913
3.35%, 08/08/32	25	23,549
4.15%, 05/10/30	20	20,309
4.30%, 05/10/33	20	20,396
Booz Allen Hamilton Inc., 5.95%, 08/04/33	10	10,585
CGI Inc., 2.30%, 09/14/31	10	8,372
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(b)	9	8,552
Dell International LLC/EMC Corp.
5.40%, 04/15/34	25	25,674
5.75%, 02/01/33	25	26,477
6.20%, 07/15/30	30	32,331
Fortinet Inc., 2.20%, 03/15/31	5	4,285
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(b)	25	25,964
Gartner Inc., 3.75%, 10/01/30(b)	16	14,810
HP Inc.
2.65%, 06/17/31	50	43,535
5.50%, 01/15/33	40	41,431
Security	Par (000)	Value
Computers (continued)
Insight Enterprises Inc., 6.63%, 05/15/32(b)	$10	$10,352
International Business Machines Corp.
1.95%, 05/15/30	115	100,571
5.88%, 11/29/32	5	5,430
Kyndryl Holdings Inc., 3.15%, 10/15/31(c)	20	17,332
Leidos Inc.
2.30%, 02/15/31	15	12,842
5.75%, 03/15/33	25	25,981
Lenovo Group Ltd., 3.42%, 11/02/30(d)	200	182,790
McAfee Corp., 7.38%, 02/15/30(b)	30	28,773
NCR Voyix Corp., 5.25%, 10/01/30(b)	8	7,788
NetApp Inc., 2.70%, 06/22/30	25	22,475
Seagate HDD Cayman
4.13%, 01/15/31	5	4,546
8.25%, 12/15/29	10	10,848
8.50%, 07/15/31	5	5,440
9.63%, 12/01/32	13	14,761
Western Digital Corp., 3.10%, 02/01/32	15	12,618
		887,851
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.25%, 08/15/32	10	9,284
4.60%, 03/01/33	4	4,075
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)	10	10,353
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29(c)	5	4,541
5.00%, 02/14/34(c)	60	61,203
Kenvue Inc.
4.90%, 03/22/33	30	30,696
5.00%, 03/22/30	15	15,530
Perrigo Finance Unlimited Co., 4.90%, 06/15/30	10	9,668
Prestige Brands Inc., 3.75%, 04/01/31(b)	7	6,344
Procter & Gamble Co. (The)
1.20%, 10/29/30	15	12,677
1.95%, 04/23/31	30	26,401
2.30%, 02/01/32	40	35,639
3.00%, 03/25/30	35	33,205
Unilever Capital Corp., 1.75%, 08/12/31	100	84,689
		344,305
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc., 3.88%, 11/15/29(b)	5	4,628
LKQ Corp., 6.25%, 06/15/33	35	36,793
Resideo Funding Inc.
4.00%, 09/01/29(b)	7	6,477
6.50%, 07/15/32(b)	25	25,460
Ritchie Bros Holdings Inc., 7.75%, 03/15/31(b)	10	10,639
Verde Purchaser LLC, 10.50%, 11/30/30(b)	10	10,785
Windsor Holdings III LLC, 8.50%, 06/15/30(b)	10	10,735
		105,517
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/30/32	155	137,937
3.40%, 10/29/33	5	4,359
Affiliated Managers Group Inc., 3.30%, 06/15/30	5	4,593
Air Lease Corp.
2.88%, 01/15/32	10	8,658
3.13%, 12/01/30	80	72,296
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Ally Financial Inc.
6.70%, 02/14/33(c)	$7	$7,225
8.00%, 11/01/31	60	68,429
American Express Co.
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	50	48,738
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	25	25,026
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	50	50,528
Ameriprise Financial Inc.
4.50%, 05/13/32	5	4,964
5.15%, 05/15/33	10	10,297
Apollo Global Management Inc., 6.38%, 11/15/33	10	11,007
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	15	13,894
Aretec Group Inc., 10.00%, 08/15/30(b)	10	10,798
Armor Holdco Inc., 8.50%, 11/15/29(b)	6	5,739
Aviation Capital Group LLC, 6.38%, 07/15/30(b)	6	6,364
Blackstone Holdings Finance Co. LLC
2.00%, 01/30/32(b)	40	33,024
2.50%, 01/10/30(b)	45	40,749
2.55%, 03/30/32(b)	5	4,279
Blue Owl Finance LLC, 4.38%, 02/15/32(b)	25	22,928
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	178,485
Brookfield Capital Finance LLC, 6.09%, 06/14/33	5	5,337
Brookfield Finance Inc.
4.35%, 04/15/30	40	39,279
6.35%, 01/05/34	35	38,099
Burford Capital Global Finance LLC
6.88%, 04/15/30(b)	5	4,953
9.25%, 07/01/31(b)	10	10,673
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	45	36,205
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	25	21,047
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	20	19,915
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	30	30,648
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	25	25,947
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	30	31,845
Charles Schwab Corp. (The)
1.95%, 12/01/31	40	33,365
2.90%, 03/03/32	65	57,563
4.63%, 03/22/30	15	15,156
CI Financial Corp., 3.20%, 12/17/30	30	24,758
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(b)	7	5,564
Coinbase Global Inc., 3.63%, 10/01/31(b)	15	12,333
Credit Suisse USA LLC, 7.13%, 07/15/32	30	34,240
Discover Financial Services, 6.70%, 11/29/32	30	32,669
Encore Capital Group Inc., 8.50%, 05/15/30(b)	10	10,469
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(b)	15	15,127
Hightower Holding LLC, 9.13%, 01/31/30(b)	5	5,167
Intercontinental Exchange Inc.
1.85%, 09/15/32	40	32,618
2.10%, 06/15/30	40	35,265
4.60%, 03/15/33	45	44,890
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(b)	10	9,525
7.13%, 04/30/31(b)	25	26,252
Jefferies Financial Group Inc.
2.63%, 10/15/31	45	38,293
2.75%, 10/15/32	10	8,369
4.15%, 01/23/30	45	43,282
LPL Holdings Inc., 4.38%, 05/15/31(b)	8	7,489
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/31(b)	10	10,546
Security	Par (000)	Value
Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 11/18/31	$25	$21,404
3.35%, 03/26/30	15	14,361
4.85%, 03/09/33	20	20,594
4.88%, 05/09/34	25	25,651
Midcap Financial Issuer Trust, 5.63%, 01/15/30(b)	8	7,301
Nasdaq Inc., 5.55%, 02/15/34	35	36,449
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(b)	10	9,498
5.75%, 11/15/31(b)	9	8,762
7.13%, 02/01/32(b)	15	15,570
Navient Corp.
5.63%, 08/01/33	15	12,931
9.38%, 07/25/30	10	10,848
11.50%, 03/15/31	8	8,988
Nuveen LLC, 5.85%, 04/15/34(b)	30	31,393
OneMain Finance Corp.
4.00%, 09/15/30	11	9,737
5.38%, 11/15/29	10	9,613
7.13%, 11/15/31	13	13,129
7.50%, 05/15/31	20	20,642
7.88%, 03/15/30	10	10,463
ORIX Corp.
4.00%, 04/13/32	5	4,715
5.20%, 09/13/32	25	25,491
PennyMac Financial Services Inc.
5.75%, 09/15/31(b)	12	11,579
7.13%, 11/15/30(b)	10	10,157
7.88%, 12/15/29(b)	10	10,614
PRA Group Inc.
5.00%, 10/01/29(b)	5	4,514
8.88%, 01/31/30(b)	5	5,172
Raymond James Financial Inc., 4.65%, 04/01/30	25	25,289
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.88%, 03/01/31(b)	20	18,265
4.00%, 10/15/33(b)	14	12,365
Stifel Financial Corp., 4.00%, 05/15/30	30	28,515
StoneX Group Inc., 7.88%, 03/01/31(b)	10	10,505
Synchrony Financial
2.88%, 10/28/31	25	21,053
7.25%, 02/02/33	15	15,523
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(b)	5	5,197
Visa Inc.
1.10%, 02/15/31	5	4,132
2.05%, 04/15/30	35	31,328
Western Union Co. (The), 2.75%, 03/15/31	25	21,517
		2,090,470
Electric — 1.5%
AEP Texas Inc.
4.70%, 05/15/32	10	9,854
5.40%, 06/01/33	5	5,050
AES Corp. (The)
2.45%, 01/15/31	10	8,527
7.60%, 01/15/55, (5-year CMT + 3.201%)(a)	15	15,478
Alabama Power Co.
3.05%, 03/15/32	5	4,495
3.94%, 09/01/32	5	4,760
Alliant Energy Finance LLC, 3.60%, 03/01/32(b)	25	22,345
Ameren Corp., 3.50%, 01/15/31	35	32,572
9
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
American Electric Power Co. Inc.
5.63%, 03/01/33	$18	$18,762
5.95%, 11/01/32	20	21,303
American Transmission Systems Inc., 2.65%, 01/15/32(b)	53	45,860
Appalachian Power Co.
4.50%, 08/01/32	35	33,690
5.65%, 04/01/34	50	51,728
Arizona Public Service Co., 2.20%, 12/15/31	30	25,023
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	35	33,697
Black Hills Corp.
2.50%, 06/15/30	15	13,189
3.05%, 10/15/29	20	18,476
Calpine Corp.
3.75%, 03/01/31(b)	12	11,004
5.00%, 02/01/31(b)	16	15,360
CenterPoint Energy Houston Electric LLC, 4.95%, 04/01/33	10	10,056
CenterPoint Energy Inc.
2.65%, 06/01/31	25	21,818
2.95%, 03/01/30	20	18,265
Clearway Energy Operating LLC
3.75%, 02/15/31(b)	15	13,599
3.75%, 01/15/32(b)	5	4,437
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30(b)	20	19,694
Comision Federal de Electricidad, 3.88%, 07/26/33(d)	200	168,342
Commonwealth Edison Co., 2.20%, 03/01/30	10	8,908
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31	15	12,731
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	41	36,003
5.20%, 03/01/33	10	10,322
Series 20A, 3.35%, 04/01/30	25	23,801
Constellation Energy Generation LLC, 6.13%, 01/15/34	35	37,606
Consumers Energy Co.
3.60%, 08/15/32	25	23,212
4.63%, 05/15/33	30	29,828
Dominion Energy Inc.
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	10	10,680
Series C, 3.38%, 04/01/30	45	42,121
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	10	10,325
6.63%, 02/01/32	5	5,560
DTE Electric Co.
2.25%, 03/01/30	5	4,473
5.20%, 04/01/33	25	25,810
Series A, 3.00%, 03/01/32	10	9,004
DTE Energy Co., 5.85%, 06/01/34	35	36,894
Duke Energy Carolinas LLC, 4.95%, 01/15/33	15	15,245
Duke Energy Corp.
2.45%, 06/01/30	20	17,875
2.55%, 06/15/31	40	34,705
4.50%, 08/15/32	20	19,484
5.75%, 09/15/33	25	26,434
Duke Energy Florida LLC
2.40%, 12/15/31	5	4,305
2.50%, 12/01/29	30	27,483
Duke Energy Ohio Inc., 5.25%, 04/01/33	10	10,292
Security	Par (000)	Value
Electric (continued)
Duke Energy Progress LLC
3.40%, 04/01/32	$35	$32,124
5.25%, 03/15/33	15	15,533
Duquesne Light Holdings Inc.
2.53%, 10/01/30(b)	20	17,278
2.78%, 01/07/32(b)	10	8,508
Edison International, 6.95%, 11/15/29	10	10,942
Enel Finance International NV, 2.50%, 07/12/31(b)	5	4,252
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(b)	5	4,272
Entergy Arkansas LLC, 5.15%, 01/15/33	45	46,068
Entergy Louisiana LLC
2.35%, 06/15/32	5	4,232
4.00%, 03/15/33	50	46,818
5.35%, 03/15/34	5	5,144
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)	10	10,323
Evergy Inc., 2.90%, 09/15/29	15	13,776
Evergy Metro Inc.
5.40%, 04/01/34	5	5,143
Series 2020, 2.25%, 06/01/30	20	17,688
Evergy Missouri West Inc., 5.65%, 06/01/34(b)	5	5,198
Eversource Energy
5.13%, 05/15/33	20	20,031
5.50%, 01/01/34	25	25,532
5.85%, 04/15/31	15	15,765
Exelon Corp.
3.35%, 03/15/32	20	18,211
4.05%, 04/15/30	35	34,117
5.45%, 03/15/34	60	61,999
FirstEnergy Corp.
2.65%, 03/01/30	10	9,031
Series B, 2.25%, 09/01/30	10	8,695
Florida Power & Light Co.
5.10%, 04/01/33	10	10,305
5.30%, 06/15/34	50	52,086
Georgia Power Co.
4.70%, 05/15/32	33	33,091
Series B, 2.65%, 09/15/29	20	18,465
Indianapolis Power & Light Co., 5.65%, 12/01/32(b)	25	26,003
Interstate Power & Light Co., 2.30%, 06/01/30	10	8,827
IPALCO Enterprises Inc.
4.25%, 05/01/30	15	14,372
5.75%, 04/01/34	30	30,890
ITC Holdings Corp., 2.95%, 05/14/30(b)	20	18,215
Jersey Central Power & Light Co., 2.75%, 03/01/32(b)	20	17,281
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(b)	25	21,362
Lightning Power LLC, 7.25%, 08/15/32(b)	25	25,834
Louisville Gas & Electric Co., 5.45%, 04/15/33	45	46,857
Massachusetts Electric Co., 1.73%, 11/24/30(b)	5	4,167
National Grid PLC, 5.81%, 06/12/33	5	5,244
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	10	8,187
2.40%, 03/15/30	20	17,912
2.75%, 04/15/32	10	8,810
5.00%, 02/07/31	15	15,470
5.00%, 08/15/34	25	25,135
Series C, 8.00%, 03/01/32	10	11,895
Nevada Power Co., Series DD, 2.40%, 05/01/30	10	8,913
New York State Electric & Gas Corp., 2.15%, 10/01/31(b)	25	20,784
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	$25	$22,082
2.44%, 01/15/32	20	17,050
2.75%, 11/01/29	70	64,597
5.00%, 07/15/32	60	60,843
5.05%, 02/28/33	20	20,162
5.25%, 03/15/34	35	35,610
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	10	10,512
NRG Energy Inc.
3.63%, 02/15/31(b)	22	19,739
3.88%, 02/15/32(b)	5	4,486
7.00%, 03/15/33(b)	25	27,436
NSTAR Electric Co., 1.95%, 08/15/31	10	8,431
Ohio Power Co.
5.00%, 06/01/33	25	25,005
Series Q, 1.63%, 01/15/31	10	8,256
Oklahoma Gas & Electric Co., 3.25%, 04/01/30	5	4,683
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	35	31,994
4.55%, 09/15/32	20	19,778
Pacific Gas and Electric Co.
2.50%, 02/01/31	35	30,078
4.40%, 03/01/32	15	14,249
4.55%, 07/01/30	42	41,099
5.90%, 06/15/32	10	10,375
6.15%, 01/15/33	25	26,344
6.40%, 06/15/33	50	53,509
PacifiCorp
2.70%, 09/15/30	15	13,459
5.45%, 02/15/34	60	61,408
7.70%, 11/15/31	10	11,731
PECO Energy Co., 4.90%, 06/15/33	23	23,293
PG&E Corp., 5.25%, 07/01/30	18	17,628
Pike Corp., 8.63%, 01/31/31(b)	5	5,407
PPL Capital Funding Inc., 4.13%, 04/15/30	10	9,723
Progress Energy Inc., 7.75%, 03/01/31	25	28,926
Public Service Co. of Colorado
1.88%, 06/15/31	25	20,886
Series 35, 1.90%, 01/15/31	5	4,226
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	10	8,570
Public Service Electric & Gas Co.
1.90%, 08/15/31	20	16,775
4.65%, 03/15/33	10	9,975
Public Service Enterprise Group Inc.
1.60%, 08/15/30	5	4,213
2.45%, 11/15/31	30	25,766
5.45%, 04/01/34	20	20,569
Puget Energy Inc., 4.10%, 06/15/30	5	4,765
RWE Finance U.S. LLC, 5.88%, 04/16/34(b)	5	5,169
Sempra, 5.50%, 08/01/33	30	31,011
Southern California Edison Co.
2.25%, 06/01/30	15	13,235
2.75%, 02/01/32	10	8,751
5.95%, 11/01/32	35	37,531
Series G, 2.50%, 06/01/31	10	8,763
Southern Co. (The)
5.20%, 06/15/33	35	35,788
5.70%, 10/15/32	15	15,842
Series A, 3.70%, 04/30/30	45	42,967
Talen Energy Supply LLC, 8.63%, 06/01/30(b)	20	21,676
Security	Par (000)	Value
Electric (continued)
TransAlta Corp., 7.75%, 11/15/29	$5	$5,279
Tucson Electric Power Co., 1.50%, 08/01/30	5	4,216
Union Electric Co., 2.15%, 03/15/32	10	8,406
Virginia Electric & Power Co.
2.30%, 11/15/31	45	38,434
2.40%, 03/30/32	40	34,252
5.00%, 04/01/33	30	30,252
5.00%, 01/15/34	25	25,176
Vistra Operations Co. LLC
6.88%, 04/15/32(b)	15	15,602
6.95%, 10/15/33(b)	25	27,661
7.75%, 10/15/31(b)	20	21,309
WEC Energy Group Inc., 1.80%, 10/15/30	45	38,255
Wisconsin Electric Power Co., 5.63%, 05/15/33	10	10,758
Xcel Energy Inc.
4.60%, 06/01/32	50	48,744
5.50%, 03/15/34	25	25,614
		3,419,599
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.20%, 12/21/31	35	30,242
EnerSys, 6.63%, 01/15/32(b)	5	5,240
WESCO Distribution Inc., 6.63%, 03/15/32(b)	15	15,479
		50,961
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	20	20,613
Amphenol Corp.
2.20%, 09/15/31	35	29,837
2.80%, 02/15/30	10	9,193
Arrow Electronics Inc.
2.95%, 02/15/32	15	13,008
5.88%, 04/10/34	30	30,656
Atkore Inc., 4.25%, 06/01/31(b)	8	7,264
Avnet Inc., 5.50%, 06/01/32	5	4,986
Coherent Corp., 5.00%, 12/15/29(b)	12	11,611
EquipmentShare.com Inc., 8.63%, 05/15/32(b)	10	10,459
Honeywell International Inc.
1.75%, 09/01/31	40	33,745
1.95%, 06/01/30	30	26,463
4.50%, 01/15/34	5	4,967
5.00%, 02/15/33	30	30,891
Jabil Inc.
3.00%, 01/15/31	15	13,209
3.60%, 01/15/30	5	4,667
Keysight Technologies Inc., 3.00%, 10/30/29	25	23,284
Sensata Technologies Inc.
3.75%, 02/15/31(b)	21	19,002
4.38%, 02/15/30(b)	10	9,440
6.63%, 07/15/32(b)	5	5,174
TD SYNNEX Corp.
2.65%, 08/09/31	25	21,138
6.10%, 04/12/34	10	10,407
Trimble Inc., 6.10%, 03/15/33	10	10,700
Tyco Electronics Group SA, 2.50%, 02/04/32	5	4,390
Vontier Corp., 2.95%, 04/01/31	32	27,654
		382,758
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)	12	11,353
Engineering & Construction — 0.0%
Arcosa Inc., 6.88%, 08/15/32(b)	10	10,426
11
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Artera Services LLC, 8.50%, 02/15/31(b)	$15	$15,052
Brand Industrial Services Inc., 10.38%, 08/01/30(b)	20	21,800
Global Infrastructure Solutions Inc., 7.50%, 04/15/32(b)	7	7,113
TopBuild Corp., 4.13%, 02/15/32(b)	10	9,115
		63,506
Entertainment — 0.2%
Caesars Entertainment Inc.
4.63%, 10/15/29(b)	20	18,911
6.50%, 02/15/32(b)	25	25,710
7.00%, 02/15/30(b)	30	31,105
Churchill Downs Inc.
5.75%, 04/01/30(b)	17	16,886
6.75%, 05/01/31(b)	10	10,281
Cinemark USA Inc., 7.00%, 08/01/32(b)	10	10,380
Light & Wonder International Inc.
7.25%, 11/15/29(b)	5	5,179
7.50%, 09/01/31(b)	10	10,541
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(b)	5	4,982
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(b)	5	5,152
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(b)	15	11,401
5.88%, 09/01/31(b)	13	9,017
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(b)	5	5,290
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(b)	11	10,894
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(b)	10	10,369
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	15	15,462
Vail Resorts Inc., 6.50%, 05/15/32(b)	15	15,588
Warnermedia Holdings Inc., 4.28%, 03/15/32	85	74,312
WMG Acquisition Corp.
3.00%, 02/15/31(b)	11	9,780
3.75%, 12/01/29(b)	9	8,394
3.88%, 07/15/30(b)	7	6,490
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	15	14,672
7.13%, 02/15/31(b)	15	15,923
		346,719
Environmental Control — 0.1%
Clean Harbors Inc., 6.38%, 02/01/31(b)	10	10,215
GFL Environmental Inc., 6.75%, 01/15/31(b)	15	15,682
Republic Services Inc.
1.75%, 02/15/32	25	20,600
5.00%, 04/01/34	45	45,810
Reworld Holding Corp.
4.88%, 12/01/29(b)	11	10,213
5.00%, 09/01/30	8	7,353
Waste Connections Inc.
2.20%, 01/15/32	15	12,731
3.20%, 06/01/32	15	13,532
5.00%, 03/01/34	35	35,573
Waste Management Inc.
4.15%, 04/15/32	35	34,218
4.63%, 02/15/30	15	15,229
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 02/15/34	$25	$25,384
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	20	20,659
		267,199
Food — 0.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.88%, 02/15/30(b)	15	14,717
Campbell Soup Co., 5.40%, 03/21/34	25	25,853
Conagra Brands Inc., 8.25%, 09/15/30	10	11,829
Fiesta Purchaser Inc., 7.88%, 03/01/31(b)	10	10,522
General Mills Inc., 2.88%, 04/15/30	30	27,503
Hershey Co. (The)
2.45%, 11/15/29	5	4,586
4.50%, 05/04/33	5	5,020
Ingles Markets Inc., 4.00%, 06/15/31(b)	8	7,171
J.M. Smucker Co. (The)
2.13%, 03/15/32	15	12,520
6.20%, 11/15/33	25	27,259
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	10	8,527
3.75%, 12/01/31	35	31,700
5.75%, 04/01/33	42	42,942
6.75%, 03/15/34(b)	33	36,111
Kellanova
2.10%, 06/01/30	5	4,428
5.25%, 03/01/33	15	15,491
Kraft Heinz Foods Co.
4.25%, 03/01/31	30	29,471
6.75%, 03/15/32	5	5,600
Kroger Co. (The)
1.70%, 01/15/31	5	4,173
2.20%, 05/01/30	15	13,168
7.50%, 04/01/31	20	22,920
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	17	15,826
4.38%, 01/31/32(b)	12	11,035
Mars Inc.
1.63%, 07/16/32(b)	10	7,995
3.20%, 04/01/30(b)	10	9,379
4.65%, 04/20/31(b)	5	4,991
4.75%, 04/20/33(b)	55	54,664
McCormick & Co. Inc./MD
1.85%, 02/15/31	5	4,219
2.50%, 04/15/30	15	13,462
Mondelez International Inc., 3.00%, 03/17/32	30	26,872
Nestle Capital Corp., 4.88%, 03/12/34(b)	150	153,066
Pilgrim's Pride Corp.
3.50%, 03/01/32	65	57,454
4.25%, 04/15/31	25	23,495
Post Holdings Inc.
4.50%, 09/15/31(b)	15	13,953
4.63%, 04/15/30(b)	22	20,914
5.50%, 12/15/29(b)	19	18,663
6.25%, 02/15/32(b)	15	15,394
6.38%, 03/01/33(b)	20	20,151
Safeway Inc., 7.25%, 02/01/31	3	3,080
Smithfield Foods Inc.
2.63%, 09/13/31(b)	25	20,957
3.00%, 10/15/30(b)	20	17,650
Sysco Corp.
2.40%, 02/15/30	30	26,880
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.95%, 04/01/30	$10	$10,669
Tyson Foods Inc., 5.70%, 03/15/34	35	36,381
U.S. Foods Inc.
4.63%, 06/01/30(b)	5	4,781
7.25%, 01/15/32(b)	10	10,576
		964,018
Forest Products & Paper — 0.1%
Georgia-Pacific LLC
2.30%, 04/30/30(b)	25	22,293
8.88%, 05/15/31	10	12,438
Glatfelter Corp., 4.75%, 11/15/29(b)	10	8,697
Suzano Austria GmbH
3.13%, 01/15/32	45	38,246
3.75%, 01/15/31	30	27,249
		108,923
Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31	40	33,379
Boston Gas Co., 3.76%, 03/16/32(b)	35	31,515
CenterPoint Energy Resources Corp.
5.40%, 03/01/33	22	22,726
5.40%, 07/01/34	15	15,309
East Ohio Gas Co. (The), 2.00%, 06/15/30(b)	15	12,903
KeySpan Gas East Corp., 5.99%, 03/06/33(b)	15	15,560
NiSource Inc.
1.70%, 02/15/31	35	29,086
2.95%, 09/01/29	25	23,159
3.60%, 05/01/30	25	23,729
ONE Gas Inc., 4.25%, 09/01/32(c)	5	4,860
Piedmont Natural Gas Co. Inc., 5.40%, 06/15/33	5	5,158
Southern Co. Gas Capital Corp., 5.15%, 09/15/32	10	10,207
Southwest Gas Corp.
2.20%, 06/15/30	10	8,751
4.05%, 03/15/32	35	32,835
		269,177
Hand & Machine Tools — 0.0%
Regal Rexnord Corp.
6.30%, 02/15/30	15	15,795
6.40%, 04/15/33	25	26,556
Stanley Black & Decker Inc.
2.30%, 03/15/30	45	39,703
3.00%, 05/15/32	25	22,211
		104,265
Health Care - Products — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31	30	26,004
Avantor Funding Inc., 3.88%, 11/01/29(b)	8	7,470
Baxter International Inc.
1.73%, 04/01/31	30	24,936
3.95%, 04/01/30	45	43,588
Boston Scientific Corp., 2.65%, 06/01/30	25	22,762
Dentsply Sirona Inc., 3.25%, 06/01/30	25	22,715
DH Europe Finance II SARL, 2.60%, 11/15/29	15	13,830
Embecta Corp.
5.00%, 02/15/30(b)(c)	10	9,022
6.75%, 02/15/30(b)	2	1,847
GE HealthCare Technologies Inc., 5.91%, 11/22/32	110	117,263
Medline Borrower LP, 5.25%, 10/01/29(b)	38	37,359
Medtronic Global Holdings SCA, 4.50%, 03/30/33	35	34,769
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	5	5,447
Revvity Inc.
2.25%, 09/15/31	5	4,222
Security	Par (000)	Value
Health Care - Products (continued)
3.30%, 09/15/29	$30	$28,094
Smith & Nephew PLC, 2.03%, 10/14/30	25	21,509
Solventum Corp.
5.45%, 03/13/31(b)	35	35,642
5.60%, 03/23/34(b)	40	40,782
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)	20	20,929
Stryker Corp., 1.95%, 06/15/30	10	8,728
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	30	25,641
2.60%, 10/01/29	15	13,887
5.09%, 08/10/33	30	30,964
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	16	13,878
		611,288
Health Care - Services — 0.7%
Adventist Health System/West, 5.43%, 03/01/32	10	10,156
Banner Health, 2.34%, 01/01/30	20	18,018
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	20	19,052
Catalent Pharma Solutions Inc., 3.50%, 04/01/30(b)	10	9,763
Centene Corp.
2.50%, 03/01/31	41	34,806
2.63%, 08/01/31	88	74,587
3.00%, 10/15/30	32	28,440
Charles River Laboratories International Inc., 4.00%, 03/15/31(b)	10	9,205
CHS/Community Health Systems Inc.
4.75%, 02/15/31(b)	18	15,350
5.25%, 05/15/30(b)	21	18,822
6.13%, 04/01/30(b)	20	15,780
10.88%, 01/15/32(b)	40	43,327
CommonSpirit Health, 5.21%, 12/01/31	5	5,096
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(b)	15	15,731
DaVita Inc.
3.75%, 02/15/31(b)	26	23,152
4.63%, 06/01/30(b)	47	44,233
6.88%, 09/01/32(b)	15	15,348
Elevance Health Inc.
2.25%, 05/15/30	35	30,972
2.55%, 03/15/31	25	22,060
2.88%, 09/15/29	35	32,536
5.50%, 10/15/32	55	57,845
Encompass Health Corp.
4.63%, 04/01/31	10	9,465
4.75%, 02/01/30	10	9,695
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	10	10,211
Fresenius Medical Care U.S. Finance III Inc., 3.00%, 12/01/31(b)	5	4,199
HCA Inc.
2.38%, 07/15/31	50	42,572
3.63%, 03/15/32	90	81,824
5.60%, 04/01/34	25	25,709
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/30(b)	15	13,197
HealthEquity Inc., 4.50%, 10/01/29(b)(c)	10	9,555
Humana Inc., 2.15%, 02/03/32	60	49,824
IQVIA Inc., 6.50%, 05/15/30(b)	10	10,381
Kedrion SpA, 6.50%, 09/01/29(b)	15	14,109
Laboratory Corp. of America Holdings
2.70%, 06/01/31	10	8,807
2.95%, 12/01/29	15	13,835
LifePoint Health Inc.
9.88%, 08/15/30(b)	10	10,983
13
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
10.00%, 06/01/32(b)	$20	$21,732
11.00%, 10/15/30(b)	15	16,922
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29(b)(c)	9	6,432
Molina Healthcare Inc.
3.88%, 11/15/30(b)	10	9,197
3.88%, 05/15/32(b)	13	11,692
OhioHealth Corp., 2.30%, 11/15/31	5	4,273
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	8	7,649
Piedmont Healthcare Inc., 2.04%, 01/01/32	5	4,194
Prime Healthcare Services Inc., 9.38%, 09/01/29(b)	25	25,189
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	5	5,143
Series 19A, 2.53%, 10/01/29	5	4,543
Quest Diagnostics Inc.
2.80%, 06/30/31	25	22,171
6.40%, 11/30/33	25	27,524
Radiology Partners Inc., 9.78%, 02/15/30, (9.78% PIK)(b)(c)(e)	11	10,004
Roche Holdings Inc., 2.08%, 12/13/31(b)	10	8,517
Star Parent Inc., 9.00%, 10/01/30(b)	15	16,100
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)	15	15,770
Sutter Health, 5.16%, 08/15/33	5	5,146
Tenet Healthcare Corp.
4.38%, 01/15/30	20	19,137
6.13%, 06/15/30	35	35,625
6.75%, 05/15/31	20	20,749
6.88%, 11/15/31	8	8,703
UnitedHealth Group Inc.
2.00%, 05/15/30	35	30,839
4.20%, 05/15/32	25	24,403
4.50%, 04/15/33	55	54,374
4.80%, 01/15/30	30	30,609
4.95%, 01/15/32	25	25,532
5.00%, 04/15/34	50	50,809
5.15%, 07/15/34	25	25,690
5.30%, 02/15/30	35	36,659
5.35%, 02/15/33	25	26,167
Universal Health Services Inc., 2.65%, 10/15/30	20	17,689
UPMC, 5.04%, 05/15/33	5	5,061
		1,492,889
Holding Companies - Diversified — 0.3%
Ares Capital Corp., 3.20%, 11/15/31	30	25,865
Compass Group Diversified Holdings LLC, 5.00%, 01/15/32(b)(c)	5	4,653
Gaci First Investment Co., 5.25%, 01/29/34(d)	200	203,246
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	30	30,333
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.00%, 06/15/30(b)	15	15,165
MDGH GMTN RSC Ltd., 3.38%, 03/28/32(d)	200	185,002
Otel Sukuk Ltd., 5.38%, 01/24/31(d)	200	200,196
Stena International SA
7.25%, 01/15/31(b)	10	10,302
7.63%, 02/15/31(b)	10	10,324
		685,086
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(b)	3	2,825
Beazer Homes USA Inc.
7.25%, 10/15/29	5	5,110
Security	Par (000)	Value
Home Builders (continued)
7.50%, 03/15/31(b)	$5	$5,104
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)	7	6,526
KB Home
4.00%, 06/15/31	5	4,613
4.80%, 11/15/29	7	6,833
M/I Homes Inc., 3.95%, 02/15/30	5	4,593
Mattamy Group Corp., 4.63%, 03/01/30(b)	8	7,567
MDC Holdings Inc., 3.85%, 01/15/30	15	14,323
New Home Co. Inc. (The), 9.25%, 10/01/29(b)(c)	5	5,211
NVR Inc., 3.00%, 05/15/30	20	18,341
PulteGroup Inc., 6.38%, 05/15/33	35	38,073
Taylor Morrison Communities Inc., 5.13%, 08/01/30(b)	5	4,950
Thor Industries Inc., 4.00%, 10/15/29(b)	11	10,049
		134,118
Home Furnishings — 0.0%
Tempur Sealy International Inc., 3.88%, 10/15/31(b)	12	10,579
Whirlpool Corp.
2.40%, 05/15/31	5	4,236
4.70%, 05/14/32	15	14,626
5.50%, 03/01/33	5	5,052
		34,493
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	25	20,983
2.65%, 04/30/30	20	18,071
5.75%, 03/15/33	5	5,305
Central Garden & Pet Co.
4.13%, 10/15/30	10	9,193
4.13%, 04/30/31(b)	5	4,546
Church & Dwight Co. Inc.
2.30%, 12/15/31	5	4,308
5.60%, 11/15/32	20	21,313
Clorox Co. (The), 4.60%, 05/01/32	35	34,894
Kimberly-Clark Corp., 3.10%, 03/26/30	30	28,353
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(b)	10	10,283
10.75%, 06/30/32(b)	10	9,977
		167,226
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29(c)	10	10,002
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	8	7,168
4.38%, 02/01/32	9	8,114
4.50%, 10/15/29	3	2,843
SWF Holdings I Corp., 6.50%, 10/01/29(b)	8	4,240
		32,367
Insurance — 1.0%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,077
Acrisure LLC/Acrisure Finance Inc., 7.50%, 11/06/30(b)	25	25,700
Aflac Inc., 3.60%, 04/01/30	25	23,879
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/29(b)	8	7,796
7.00%, 01/15/31(b)	20	20,709
Allstate Corp. (The), 5.25%, 03/30/33	50	51,632
American International Group Inc.
3.40%, 06/30/30	25	23,339
5.13%, 03/27/33	30	30,605
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
American National Group Inc., 6.14%, 06/13/32(b)	$25	$24,555
Americo Life Inc., 3.45%, 04/15/31(b)	25	20,778
AmFam Holdings Inc., 2.81%, 03/11/31(b)	35	27,490
Aon Corp., 2.80%, 05/15/30	30	27,326
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	25	21,046
5.00%, 09/12/32	10	10,135
Aon North America Inc.
5.30%, 03/01/31	25	25,814
5.45%, 03/01/34	40	41,376
Ardonagh Finco Ltd., 7.75%, 02/15/31(b)	25	25,807
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)	25	25,901
Arthur J Gallagher & Co., 5.45%, 07/15/34	25	25,725
Ascot Group Ltd., 4.25%, 12/15/30(b)	5	4,361
Assurant Inc.
2.65%, 01/15/32	30	25,477
3.70%, 02/22/30	5	4,705
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(c)	25	22,320
AssuredPartners Inc., 7.50%, 02/15/32(b)	10	10,234
Athene Holding Ltd.
3.50%, 01/15/31	35	32,208
5.88%, 01/15/34	25	25,787
6.65%, 02/01/33	5	5,437
AXA SA, 8.60%, 12/15/30	15	17,967
Axis Specialty Finance LLC, 4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	25	23,434
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	15	15,703
Berkshire Hathaway Finance Corp., 2.88%, 03/15/32	45	40,974
Brighthouse Financial Inc., 5.63%, 05/15/30(c)	25	25,623
Brown & Brown Inc.
2.38%, 03/15/31	5	4,270
4.20%, 03/17/32	15	14,202
Chubb INA Holdings LLC
1.38%, 09/15/30	25	21,207
5.00%, 03/15/34	35	35,854
CNA Financial Corp., 2.05%, 08/15/30	15	13,008
Constellation Insurance Inc., 6.80%, 01/24/30(b)	10	9,984
Corebridge Financial Inc.
3.90%, 04/05/32	40	37,034
5.75%, 01/15/34	50	52,162
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32(b)	10	8,290
Empower Finance 2020 LP, 1.78%, 03/17/31(b)	15	12,273
Equitable Holdings Inc., 5.59%, 01/11/33	30	31,032
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	35	35,686
Fidelity National Financial Inc., 3.40%, 06/15/30	15	13,801
First American Financial Corp.
2.40%, 08/15/31	15	12,469
4.00%, 05/15/30	25	23,528
Genworth Holdings Inc., 6.50%, 06/15/34	5	4,974
Global Atlantic Fin Co.
3.13%, 06/15/31(b)	45	38,511
7.95%, 06/15/33(b)	9	10,149
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)	10	10,225
Globe Life Inc., 4.80%, 06/15/32	20	19,479
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(b)	$15	$15,464
8.13%, 02/15/32(b)	10	10,173
HUB International Ltd.
5.63%, 12/01/29(b)	5	4,879
7.25%, 06/15/30(b)	55	57,525
7.38%, 01/31/32(b)	30	31,123
Jackson Financial Inc., 3.13%, 11/23/31	5	4,328
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(b)	10	10,642
10.50%, 12/15/30(b)	5	5,433
Kemper Corp.
2.40%, 09/30/30	5	4,256
3.80%, 02/23/32	20	17,835
Lincoln National Corp.
3.05%, 01/15/30(c)	30	27,627
3.40%, 01/15/31	20	18,264
3.40%, 03/01/32	15	13,534
Manulife Financial Corp., 3.70%, 03/16/32	25	23,545
Marsh & McLennan Companies Inc.
5.15%, 03/15/34	25	25,896
5.75%, 11/01/32	15	16,157
MetLife Inc.
4.55%, 03/23/30	110	111,518
5.38%, 07/15/33	29	30,369
6.38%, 06/15/34	25	27,917
6.50%, 12/15/32	4	4,498
Nationwide Mutual Insurance Co., 7.88%, 04/01/33(b)	5	5,722
New York Life Global Funding
4.55%, 01/28/33(b)	40	39,382
5.00%, 01/09/34(b)	50	50,823
New York Life Insurance Co., 5.88%, 05/15/33(b)	30	31,991
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)	51	53,129
PartnerRe Finance B LLC, 4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	5	4,569
Principal Financial Group Inc., 2.13%, 06/15/30	30	26,129
Principal Life Global Funding II
1.50%, 08/27/30(b)	10	8,337
2.50%, 09/16/29(b)	5	4,548
Progressive Corp. (The), 3.00%, 03/15/32	25	22,626
Protective Life Corp., 3.40%, 01/15/30(b)	45	42,066
Prudential Financial Inc.
2.10%, 03/10/30	5	4,448
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	35	31,300
5.75%, 07/15/33	50	54,569
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	70	71,571
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	5	5,165
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	5	5,288
Prudential Funding Asia PLC
3.13%, 04/14/30	35	32,551
3.63%, 03/24/32	5	4,612
Reinsurance Group of America Inc., 3.15%, 06/15/30	25	23,052
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33	25	25,788
Ryan Specialty LLC, 4.38%, 02/01/30(b)	8	7,668
Sammons Financial Group Inc.
3.35%, 04/16/31(b)	20	17,175
4.75%, 04/08/32(b)	15	13,779
6.88%, 04/15/34(b)	10	10,589
Stewart Information Services Corp., 3.60%, 11/15/31	10	8,581
15
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Sumitomo Life Insurance Co., 5.88%, (5-year CMT + 2.841%)(a)(b)(f)	$5	$5,131
USI Inc./New York, 7.50%, 01/15/32(b)	10	10,481
Willis North America Inc., 2.95%, 09/15/29	20	18,479
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(c)(f)	5	4,514
		2,233,104
Internet — 0.4%
Alibaba Group Holding Ltd., 2.13%, 02/09/31	20	17,156
Alphabet Inc., 1.10%, 08/15/30	25	21,170
Amazon.com Inc.
2.10%, 05/12/31	80	69,874
3.60%, 04/13/32	50	47,619
4.65%, 12/01/29	25	25,651
4.70%, 12/01/32	50	51,249
Booking Holdings Inc., 4.63%, 04/13/30	40	40,440
eBay Inc., 2.70%, 03/11/30	68	62,109
Expedia Group Inc.
2.95%, 03/15/31	27	24,296
3.25%, 02/15/30	20	18,658
Gen Digital Inc., 7.13%, 09/30/30(b)(c)	10	10,454
Match Group Holdings II LLC
3.63%, 10/01/31(b)	10	8,882
4.13%, 08/01/30(b)	5	4,611
Meta Platforms Inc.
3.85%, 08/15/32	25	23,941
4.55%, 08/15/31	25	25,238
4.75%, 08/15/34	50	50,312
4.80%, 05/15/30	40	41,238
4.95%, 05/15/33	25	25,792
Netflix Inc.
4.88%, 06/15/30(b)	17	17,377
5.38%, 11/15/29(b)	37	38,619
Prosus NV, 3.06%, 07/13/31(d)	200	170,978
Rakuten Group Inc., 6.25%, (5-year CMT + 4.956%)(a)(b)(f)	18	15,626
Ziff Davis Inc., 4.63%, 10/15/30(b)	5	4,612
		815,902
Iron & Steel — 0.1%
ArcelorMittal SA
6.00%, 06/17/34	10	10,343
6.80%, 11/29/32	25	27,420
ATI Inc.
4.88%, 10/01/29	5	4,842
5.13%, 10/01/31	5	4,803
7.25%, 08/15/30(c)	5	5,305
Carpenter Technology Corp., 7.63%, 03/15/30	2	2,073
Cleveland-Cliffs Inc.
4.88%, 03/01/31(b)	5	4,588
6.75%, 04/15/30(b)	10	10,154
7.00%, 03/15/32(b)	25	25,115
Commercial Metals Co.
3.88%, 02/15/31	5	4,533
4.13%, 01/15/30	3	2,818
4.38%, 03/15/32	3	2,782
Mineral Resources Ltd., 8.50%, 05/01/30(b)	10	10,392
Nucor Corp., 3.13%, 04/01/32	10	9,040
Samarco Mineracao SA, 9.00%, 06/30/31, (9.00% PIK)(b)(e)	53	48,976
Steel Dynamics Inc., 3.45%, 04/15/30	20	18,694
Security	Par (000)	Value
Iron & Steel (continued)
Vale Overseas Ltd.
3.75%, 07/08/30	$20	$18,695
6.13%, 06/12/33	30	31,252
		241,825
Leisure Time — 0.1%
Amer Sports Co., 6.75%, 02/16/31(b)	15	15,243
Brunswick Corp., 4.40%, 09/15/32(c)	20	18,616
Carnival Corp., 10.50%, 06/01/30(b)	12	13,007
Royal Caribbean Cruises Ltd.
6.00%, 02/01/33(b)	35	35,862
6.25%, 03/15/32(b)	15	15,474
7.25%, 01/15/30(b)	10	10,577
Viking Cruises Ltd., 9.13%, 07/15/31(b)	10	10,967
		119,746
Lodging — 0.1%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	12	11,285
Choice Hotels International Inc., 3.70%, 01/15/31	5	4,565
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	21	18,838
4.00%, 05/01/31(b)	18	16,654
4.88%, 01/15/30	15	14,710
6.13%, 04/01/32(b)	5	5,126
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	10	8,954
6.63%, 01/15/32(b)	15	15,176
Hyatt Hotels Corp., 5.75%, 04/23/30	5	5,188
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30	57	57,018
Series GG, 3.50%, 10/15/32	40	36,049
Series HH, 2.85%, 04/15/31	5	4,435
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	20	18,278
7.63%, 04/17/32(b)	15	15,018
MGM China Holdings Ltd., 7.13%, 06/26/31(b)	5	5,114
MGM Resorts International, 6.50%, 04/15/32	15	15,117
Sands China Ltd.
3.25%, 08/08/31	10	8,635
4.38%, 06/18/30	15	14,143
Station Casinos LLC
4.63%, 12/01/31(b)	8	7,428
6.63%, 03/15/32(b)	10	10,201
Travel & Leisure Co.
4.50%, 12/01/29(b)	12	11,176
4.63%, 03/01/30(b)	3	2,781
Wynn Macau Ltd., 5.13%, 12/15/29(b)	18	16,533
		322,422
Machinery — 0.2%
Caterpillar Inc., 2.60%, 04/09/30	40	36,741
Chart Industries Inc.
7.50%, 01/01/30(b)	25	26,287
9.50%, 01/01/31(b)	7	7,601
Deere & Co.
3.10%, 04/15/30	35	32,900
7.13%, 03/03/31	5	5,806
Flowserve Corp., 2.80%, 01/15/32	25	21,336
IDEX Corp.
2.63%, 06/15/31	15	13,087
3.00%, 05/01/30	5	4,589
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand Inc.
5.31%, 06/15/31	$25	$25,885
5.70%, 08/14/33	25	26,358
John Deere Capital Corp.
2.00%, 06/17/31	30	25,768
2.45%, 01/09/30	25	22,855
3.90%, 06/07/32	20	19,138
4.35%, 09/15/32	25	24,823
5.10%, 04/11/34	30	31,010
OT Merger Corp., 7.88%, 10/15/29(b)	5	2,246
Otis Worldwide Corp., 2.57%, 02/15/30	60	54,170
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,379
SPX FLOW Inc., 8.75%, 04/01/30(b)(c)	7	7,292
Xylem Inc./New York, 2.25%, 01/30/31	5	4,355
		400,626
Manufacturing — 0.1%
Amsted Industries Inc., 4.63%, 05/15/30(b)	8	7,538
Carlisle Companies Inc., 2.20%, 03/01/32	5	4,184
Eaton Corp., 4.15%, 03/15/33	55	53,489
Hillenbrand Inc., 3.75%, 03/01/31	3	2,660
Teledyne Technologies Inc., 2.75%, 04/01/31	25	22,148
Textron Inc.
2.45%, 03/15/31	15	13,000
3.00%, 06/01/30	25	22,849
		125,868
Media — 0.6%
Cable One Inc., 4.00%, 11/15/30(b)(c)	10	7,678
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(b)	51	44,273
4.25%, 01/15/34(b)	30	24,186
4.50%, 08/15/30(b)	45	40,138
4.50%, 05/01/32	49	41,853
4.50%, 06/01/33(b)	30	25,051
4.75%, 03/01/30(b)	57	52,031
4.75%, 02/01/32(b)	25	21,788
6.38%, 09/01/29(b)	22	21,732
7.38%, 03/01/31(b)	20	20,363
Charter Communications Operating LLC/Charter Communications Operating Capital
2.30%, 02/01/32	30	23,974
4.40%, 04/01/33(c)	15	13,657
6.55%, 06/01/34	25	25,864
6.65%, 02/01/34	20	20,825
Comcast Corp.
1.95%, 01/15/31	5	4,272
3.40%, 04/01/30	25	23,686
4.25%, 10/15/30	20	19,780
4.25%, 01/15/33	80	77,343
4.65%, 02/15/33	50	49,959
4.80%, 05/15/33(c)	35	35,222
5.30%, 06/01/34	25	25,907
5.50%, 11/15/32	50	52,862
Cox Communications Inc.
1.80%, 10/01/30(b)	20	16,646
5.70%, 06/15/33(b)	30	30,606
CSC Holdings LLC
3.38%, 02/15/31(b)	20	12,911
4.13%, 12/01/30(b)	20	13,144
4.50%, 11/15/31(b)	30	19,955
4.63%, 12/01/30(b)	40	15,628
Security	Par (000)	Value
Media (continued)
5.00%, 11/15/31(b)	$8	$2,970
5.75%, 01/15/30(b)	40	15,797
Directv Financing LLC, 8.88%, 02/01/30(b)	15	15,223
Discovery Communications LLC, 3.63%, 05/15/30	22	19,565
Fox Corp., 6.50%, 10/13/33	65	70,398
Gray Television Inc.
4.75%, 10/15/30(b)	14	7,967
5.38%, 11/15/31(b)	22	12,597
Grupo Televisa SAB, 8.50%, 03/11/32	15	17,553
Liberty Interactive LLC, 8.25%, 02/01/30	7	3,497
McGraw-Hill Education Inc., 7.38%, 09/01/31(b)	25	25,819
Midcontinent Communications, 8.00%, 08/15/32(b)	10	9,956
News Corp., 5.13%, 02/15/32(b)	7	6,807
Paramount Global
4.20%, 05/19/32	20	17,386
4.95%, 01/15/31	40	37,232
7.88%, 07/30/30	10	10,870
Scripps Escrow II Inc., 5.38%, 01/15/31(b)(c)	7	3,117
Sinclair Television Group Inc.
4.13%, 12/01/30(b)	10	7,041
5.50%, 03/01/30(b)	8	4,781
Sirius XM Radio Inc.
3.88%, 09/01/31(b)	26	22,318
4.13%, 07/01/30(b)	25	22,444
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	20	18,630
TEGNA Inc., 5.00%, 09/15/29	18	16,701
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	27	30,763
TWDC Enterprises 18 Corp., Series B, 7.00%, 03/01/32	20	23,057
Univision Communications Inc.
7.38%, 06/30/30(b)	15	14,392
8.50%, 07/31/31(b)	10	9,977
Virgin Media Finance PLC, 5.00%, 07/15/30(b)	15	13,004
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	10	8,826
VZ Secured Financing BV, 5.00%, 01/15/32(b)	25	22,665
Walt Disney Co. (The)
2.65%, 01/13/31	75	67,540
3.80%, 03/22/30	25	24,350
6.55%, 03/15/33	5	5,652
Warner Media LLC, 7.63%, 04/15/31	5	5,382
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	9	8,118
Ziggo BV, 4.88%, 01/15/30(b)	15	13,963
		1,397,692
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(b)	5	5,079
Roller Bearing Co of America Inc., 4.38%, 10/15/29(b)	10	9,509
Vallourec SACA, 7.50%, 04/15/32(b)	10	10,539
		25,127
Mining — 0.4%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(b)	15	15,769
Arsenal AIC Parent LLC
8.00%, 10/01/30(b)	10	10,766
11.50%, 10/01/31(b)	10	11,320
BHP Billiton Finance USA Ltd.
4.90%, 02/28/33	10	10,101
5.25%, 09/08/30	40	41,659
5.25%, 09/08/33	85	87,698
Constellium SE, 6.38%, 08/15/32(b)	5	5,075
17
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31(d)	$200	$183,710
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(b)	26	23,726
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(b)	10	9,936
6.13%, 04/15/32(b)	16	15,975
Freeport-McMoRan Inc.
4.25%, 03/01/30	30	29,163
4.63%, 08/01/30	30	29,708
5.25%, 09/01/29	35	35,441
Glencore Funding LLC
2.50%, 09/01/30(b)	80	70,243
2.85%, 04/27/31(b)	5	4,376
5.63%, 04/04/34(b)	15	15,271
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	10	8,992
Newcastle Coal Infrastructure Group Pty. Ltd., 4.70%, 05/12/31(b)	15	13,883
Newmont Corp.
2.60%, 07/15/32(c)	45	39,260
2.80%, 10/01/29	35	32,501
Novelis Corp.
3.88%, 08/15/31(b)	10	8,975
4.75%, 01/30/30(b)	27	25,851
Rio Tinto Alcan Inc., 7.25%, 03/15/31	15	17,061
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	10	10,321
South32 Treasury Ltd., 4.35%, 04/14/32(b)	25	23,306
Taseko Mines Ltd., 8.25%, 05/01/30(b)	10	10,394
Yamana Gold Inc., 2.63%, 08/15/31	14	11,967
		802,448
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31	20	17,974
5.55%, 08/22/34	25	25,112
Xerox Holdings Corp., 8.88%, 11/30/29(b)	10	9,380
Zebra Technologies Corp., 6.50%, 06/01/32(b)	10	10,345
		62,811
Oil & Gas — 1.4%
Aker BP ASA, 3.10%, 07/15/31(b)	5	4,395
Antero Resources Corp., 5.38%, 03/01/30(b)	25	24,735
Apache Corp., 4.25%, 01/15/30(c)	10	9,554
Baytex Energy Corp.
7.38%, 03/15/32(b)	10	10,357
8.50%, 04/30/30(b)	10	10,661
BP Capital Markets America Inc.
2.72%, 01/12/32	35	30,829
3.63%, 04/06/30	70	67,369
4.81%, 02/13/33	15	15,010
4.89%, 09/11/33	55	55,337
Canadian Natural Resources Ltd., 7.20%, 01/15/32	5	5,648
Chevron Corp., 2.24%, 05/11/30	45	40,378
Chevron USA Inc., 3.25%, 10/15/29	15	14,358
Civitas Resources Inc.
8.63%, 11/01/30(b)	20	21,781
8.75%, 07/01/31(b)	20	21,612
CNX Resources Corp.
7.25%, 03/01/32(b)	5	5,244
7.38%, 01/15/31(b)	14	14,634
Comstock Resources Inc., 5.88%, 01/15/30(b)	14	13,245
ConocoPhillips Co., 5.05%, 09/15/33	25	25,650
Security	Par (000)	Value
Oil & Gas (continued)
Continental Resources Inc./OK
2.88%, 04/01/32(b)	$10	$8,415
5.75%, 01/15/31(b)	40	40,578
Crescent Energy Finance LLC
7.38%, 01/15/33(b)	15	15,401
7.63%, 04/01/32(b)	25	25,790
Devon Energy Corp.
4.50%, 01/15/30	60	59,503
5.20%, 09/15/34	25	24,729
7.95%, 04/15/32	5	5,862
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	10	10,557
Diamondback Energy Inc.
3.13%, 03/24/31	30	27,092
3.50%, 12/01/29	40	37,824
5.15%, 01/30/30	25	25,560
5.40%, 04/18/34	25	25,460
Ecopetrol SA
4.63%, 11/02/31	40	33,849
6.88%, 04/29/30(c)	55	54,894
8.88%, 01/13/33	40	42,388
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(b)	10	10,641
EOG Resources Inc., 4.38%, 04/15/30	5	5,008
EQT Corp.
3.63%, 05/15/31(b)	10	9,072
5.75%, 02/01/34	35	35,648
Equinor ASA
2.38%, 05/22/30	45	40,666
3.13%, 04/06/30	20	18,800
Exxon Mobil Corp., 3.48%, 03/19/30	65	62,615
Helmerich & Payne Inc., 2.90%, 09/29/31	10	8,596
Hess Corp.
7.30%, 08/15/31	35	39,929
7.88%, 10/01/29	20	22,831
HF Sinclair Corp., 4.50%, 10/01/30	15	14,490
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 04/15/30(b)	5	4,985
6.00%, 02/01/31(b)	10	9,953
6.25%, 04/15/32(b)	5	4,993
6.88%, 05/15/34(b)	20	20,256
8.38%, 11/01/33(b)	10	10,950
Marathon Oil Corp., 6.80%, 03/15/32	5	5,573
Matador Resources Co., 6.50%, 04/15/32(b)	20	20,311
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(b)	25	25,193
Nabors Industries Inc.
8.88%, 08/15/31(b)	15	15,040
9.13%, 01/31/30(b)	10	10,731
Noble Finance II LLC, 8.00%, 04/15/30(b)	25	25,957
Northern Oil & Gas Inc., 8.75%, 06/15/31(b)	10	10,700
Occidental Petroleum Corp.
5.38%, 01/01/32	20	20,272
6.13%, 01/01/31	19	19,987
6.63%, 09/01/30	31	33,336
7.50%, 05/01/31	16	18,124
7.88%, 09/15/31	21	24,174
8.88%, 07/15/30	8	9,439
Ovintiv Inc.
6.25%, 07/15/33	25	26,421
7.20%, 11/01/31	5	5,549
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.13%, 09/15/30	$15	$17,316
Parkland Corp.
4.50%, 10/01/29(b)	14	13,222
4.63%, 05/01/30(b)	16	14,987
6.63%, 08/15/32(b)	7	7,078
Patterson-UTI Energy Inc., 5.15%, 11/15/29	3	2,984
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)	10	10,412
Permian Resources Operating LLC
6.25%, 02/01/33(b)	25	25,634
7.00%, 01/15/32(b)	15	15,720
9.88%, 07/15/31(b)	10	11,188
Petrobras Global Finance BV, 5.60%, 01/03/31	60	59,415
Petroleos Mexicanos
5.95%, 01/28/31	60	49,900
6.70%, 02/16/32	100	86,240
6.84%, 01/23/30	80	72,139
10.00%, 02/07/33	30	30,724
Petronas Capital Ltd., 2.48%, 01/28/32(d)	200	171,650
Phillips 66, 2.15%, 12/15/30	15	13,045
Phillips 66 Co.
3.15%, 12/15/29	5	4,675
5.30%, 06/30/33	45	46,046
Pioneer Natural Resources Co., 1.90%, 08/15/30	45	39,190
Raizen Fuels Finance SA, 6.45%, 03/05/34(d)	200	209,974
Range Resources Corp., 4.75%, 02/15/30(b)	5	4,802
Santos Finance Ltd., 6.88%, 09/19/33(b)	30	32,856
Saudi Arabian Oil Co., 2.25%, 11/24/30(d)	200	173,950
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	10	10,574
Shell International Finance BV, 2.75%, 04/06/30	25	23,103
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(d)	200	185,539
SM Energy Co., 7.00%, 08/01/32(b)	15	15,388
Southwestern Energy Co.
4.75%, 02/01/32	18	17,066
5.38%, 03/15/30	14	13,885
Sunoco LP, 7.25%, 05/01/32(b)	15	15,873
Sunoco LP/Sunoco Finance Corp., 4.50%, 04/30/30	11	10,471
Talos Production Inc., 9.38%, 02/01/31(b)	15	16,015
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	10	9,700
Tosco Corp., 8.13%, 02/15/30	25	29,431
TotalEnergies Capital International SA, 2.83%, 01/10/30	45	41,833
TotalEnergies Capital SA, 5.15%, 04/05/34	25	25,842
Transocean Inc.
7.50%, 04/15/31(c)	5	4,800
8.50%, 05/15/31(b)	15	15,230
8.75%, 02/15/30(b)	13	13,461
Valaris Ltd., 8.38%, 04/30/30(b)	15	15,650
Valero Energy Corp., 2.80%, 12/01/31	50	43,649
Vermilion Energy Inc., 6.88%, 05/01/30(b)	8	8,039
Viper Energy Inc., 7.38%, 11/01/31(b)	5	5,309
Vital Energy Inc.
7.88%, 04/15/32(b)	15	15,357
9.75%, 10/15/30	5	5,489
		3,073,790
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(b)	12	12,155
Security	Par (000)	Value
Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	$5	$4,695
4.49%, 05/01/30	30	30,087
Halliburton Co., 2.92%, 03/01/30	35	32,232
Schlumberger Investment SA
2.65%, 06/26/30	30	27,369
4.85%, 05/15/33	15	15,235
Star Holding LLC, 8.75%, 08/01/31(b)	10	9,800
Weatherford International Ltd., 8.63%, 04/30/30(b)	30	31,124
		162,697
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	17,464
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)	15	12,928
Ball Corp.
2.88%, 08/15/30	22	19,434
3.13%, 09/15/31	12	10,485
Berry Global Inc.
5.65%, 01/15/34(b)	35	35,743
5.80%, 06/15/31(b)	5	5,158
CCL Industries Inc., 3.05%, 06/01/30(b)	15	13,729
Clydesdale Acquisition Holdings Inc.
6.88%, 01/15/30(b)	20	20,068
8.75%, 04/15/30(b)	19	18,973
Crown Americas LLC, 5.25%, 04/01/30	9	8,989
Graphic Packaging International LLC
3.75%, 02/01/30(b)	9	8,326
6.38%, 07/15/32(b)	25	25,559
LABL Inc., 8.25%, 11/01/29(b)	8	7,154
OI European Group BV, 4.75%, 02/15/30(b)	3	2,820
Owens-Brockway Glass Container Inc.
7.25%, 05/15/31(b)(c)	15	15,191
7.38%, 06/01/32(b)	5	5,029
Packaging Corp. of America, 3.00%, 12/15/29	20	18,603
Sealed Air Corp.
6.50%, 07/15/32(b)	5	5,120
6.88%, 07/15/33(b)	10	10,725
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)	7	7,361
Sonoco Products Co., 3.13%, 05/01/30	30	27,744
WRKCo Inc., 3.00%, 06/15/33	25	21,821
		318,424
Pharmaceuticals — 0.8%
180 Medical Inc., 3.88%, 10/15/29(b)	6	5,632
AbbVie Inc.
3.20%, 11/21/29	85	80,555
4.95%, 03/15/31	25	25,732
5.05%, 03/15/34	50	51,504
AdaptHealth LLC, 5.13%, 03/01/30(b)	9	8,227
Astrazeneca Finance LLC
2.25%, 05/28/31	80	69,788
4.88%, 03/03/33	15	15,392
4.90%, 03/03/30	20	20,649
4.90%, 02/26/31	25	25,687
5.00%, 02/26/34	35	36,052
AstraZeneca PLC, 1.38%, 08/06/30	20	17,025
Bausch Health Companies Inc.
5.25%, 01/30/30(b)	13	6,319
5.25%, 02/15/31(b)	8	4,016
19
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
14.00%, 10/15/30(b)	$6	$5,284
Becton Dickinson & Co., 1.96%, 02/11/31	40	33,984
BellRing Brands Inc., 7.00%, 03/15/30(b)	11	11,439
Bristol-Myers Squibb Co.
1.45%, 11/13/30	145	122,445
2.95%, 03/15/32	15	13,469
5.20%, 02/22/34	60	62,211
5.75%, 02/01/31	25	26,779
Cencora Inc., 2.70%, 03/15/31	55	48,807
Cigna Group (The)
2.40%, 03/15/30	54	48,380
5.25%, 02/15/34	25	25,520
5.40%, 03/15/33	35	36,265
CVS Health Corp.
1.88%, 02/28/31	15	12,428
2.13%, 09/15/31	51	42,343
3.75%, 04/01/30	25	23,693
5.25%, 01/30/31	35	35,584
5.25%, 02/21/33	45	45,241
5.30%, 06/01/33	50	50,235
5.55%, 06/01/31	25	25,703
5.70%, 06/01/34	25	25,606
Eli Lilly & Co.
4.70%, 02/27/33	25	25,373
4.70%, 02/09/34	45	45,547
Endo Finance Holdings Inc., 8.50%, 04/15/31(b)(c)	15	15,932
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	5	5,322
Johnson & Johnson
1.30%, 09/01/30	45	38,582
4.90%, 06/01/31	25	25,972
4.95%, 06/01/34(c)	40	41,807
McKesson Corp., 5.10%, 07/15/33	35	35,948
Merck & Co. Inc.
1.45%, 06/24/30	15	12,835
2.15%, 12/10/31	35	30,147
4.30%, 05/17/30	25	25,090
4.50%, 05/17/33	25	25,030
Option Care Health Inc., 4.38%, 10/31/29(b)	5	4,750
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(b)	35	32,747
6.75%, 05/15/34(b)	10	10,386
7.88%, 05/15/34(b)	10	10,554
Owens & Minor Inc., 6.63%, 04/01/30(b)(c)	10	9,680
Pfizer Inc.
1.70%, 05/28/30	10	8,700
2.63%, 04/01/30	40	36,697
Pfizer Investment Enterprises Pte Ltd.
4.65%, 05/19/30	50	50,777
4.75%, 05/19/33	110	110,603
Viatris Inc., 2.70%, 06/22/30	30	26,406
Zoetis Inc., 5.60%, 11/16/32	10	10,536
		1,701,415
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(b)	10	10,314
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	15	15,761
Boardwalk Pipelines LP, 3.60%, 09/01/32	25	22,384
Cameron LNG LLC, 2.90%, 07/15/31(b)	30	26,551
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	35	33,330
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Inc., 5.65%, 04/15/34(b)	$15	$15,431
Cheniere Energy Partners LP
3.25%, 01/31/32	35	31,038
4.00%, 03/01/31	26	24,536
4.50%, 10/01/29	21	20,544
5.75%, 08/15/34(b)	25	25,861
5.95%, 06/30/33	27	28,345
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	3	2,798
Colonial Enterprises Inc., 3.25%, 05/15/30(b)	20	18,493
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(b)	45	47,507
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	20	19,616
7.50%, 12/15/33(b)	10	10,804
DCP Midstream Operating LP
3.25%, 02/15/32	3	2,653
8.13%, 08/16/30	7	8,176
DT Midstream Inc., 4.38%, 06/15/31(b)	17	15,992
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)	55	48,405
Enbridge Inc.
2.50%, 08/01/33	25	20,692
3.13%, 11/15/29	25	23,312
5.63%, 04/05/34	10	10,334
5.70%, 03/08/33	50	52,180
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	5	5,173
Energy Transfer LP
3.75%, 05/15/30	30	28,443
5.55%, 05/15/34	25	25,586
5.75%, 02/15/33	40	41,538
6.55%, 12/01/33	25	27,326
7.13%, 10/01/54, (5-year CMT + 2.829%)(a)	5	5,062
7.38%, 02/01/31(b)	10	10,646
EnLink Midstream LLC, 6.50%, 09/01/30(b)	25	26,719
Enterprise Products Operating LLC
2.80%, 01/31/30	15	13,871
4.85%, 01/31/34	10	10,046
5.35%, 01/31/33	25	26,040
EQM Midstream Partners LP
4.75%, 01/15/31(b)	15	14,452
7.50%, 06/01/30(b)	7	7,641
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(b)	15	12,935
Florida Gas Transmission Co. LLC, 2.55%, 07/01/30(b)	20	17,814
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	20	20,531
8.88%, 04/15/30	10	10,609
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(b)	5	5,203
Harvest Midstream I LP, 7.50%, 05/15/32(b)	15	15,779
Hess Midstream Operations LP
4.25%, 02/15/30(b)	10	9,456
5.50%, 10/15/30(b)	10	9,917
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)	10	10,347
Kinder Morgan Energy Partners LP, 7.75%, 03/15/32	10	11,606
Kinder Morgan Inc.
4.80%, 02/01/33	20	19,563
5.20%, 06/01/33	15	15,048
5.40%, 02/01/34	35	35,552
7.80%, 08/01/31	10	11,554
Kinetik Holdings LP, 5.88%, 06/15/30(b)	15	15,056
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
MPLX LP
2.65%, 08/15/30	$20	$17,884
4.95%, 09/01/32	20	19,815
5.00%, 03/01/33	45	44,565
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)	20	20,602
NGPL PipeCo LLC, 3.25%, 07/15/31(b)	5	4,380
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	20	20,670
NuStar Logistics LP, 6.38%, 10/01/30	10	10,458
ONEOK Inc.
3.40%, 09/01/29	20	18,873
5.80%, 11/01/30	35	36,931
6.10%, 11/15/32	30	31,883
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	15	14,119
3.80%, 09/15/30	25	23,554
Rockies Express Pipeline LLC, 4.80%, 05/15/30(b)	5	4,643
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	20	19,788
Sempra Infrastructure Partners LP, 3.25%, 01/15/32(b)	20	16,891
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	10	10,383
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30(b)	10	9,542
6.00%, 09/01/31(b)	10	9,480
Targa Resources Corp., 6.13%, 03/15/33	30	31,876
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	15	13,918
4.88%, 02/01/31	65	63,828
5.50%, 03/01/30	35	35,520
Tennessee Gas Pipeline Co. LLC, 2.90%, 03/01/30(b)	15	13,604
TransCanada PipeLines Ltd.
2.50%, 10/12/31	30	26,167
4.10%, 04/15/30	30	29,230
4.63%, 03/01/34	25	24,296
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	35	32,502
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	20	17,823
6.25%, 01/15/30(b)	20	20,808
4.13%, 08/15/31(b)	21	19,478
Venture Global LNG Inc.
7.00%, 01/15/30(b)	30	30,707
8.38%, 06/01/31(b)	35	37,193
9.88%, 02/01/32(b)	30	33,388
Western Midstream Operating LP, 4.05%, 02/01/30	25	23,896
Williams Companies Inc. (The)
2.60%, 03/15/31	10	8,747
4.65%, 08/15/32	55	54,106
5.15%, 03/15/34	25	25,122
Series A, 7.50%, 01/15/31	10	11,320
		1,886,560
Private Equity — 0.0%
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	15	14,317
Real Estate — 0.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	17	15,396
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.25%, 04/15/30(b)	10	6,977
CBRE Services Inc., 5.95%, 08/15/34	10	10,559
Security	Par (000)	Value
Real Estate (continued)
CoStar Group Inc., 2.80%, 07/15/30(b)	$15	$13,205
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)	5	5,414
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	5	5,333
Howard Hughes Corp. (The), 4.38%, 02/01/31(b)	10	9,000
Kennedy-Wilson Inc.
4.75%, 02/01/30	10	8,828
5.00%, 03/01/31	12	10,485
		85,197
Real Estate Investment Trusts — 1.0%
Agree LP
2.60%, 06/15/33	10	8,183
4.80%, 10/01/32	15	14,715
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	7,845
3.38%, 08/15/31	35	31,952
4.70%, 07/01/30	30	29,855
American Assets Trust LP, 3.38%, 02/01/31	15	12,734
American Homes 4 Rent LP, 3.63%, 04/15/32	40	36,312
American Tower Corp.
1.88%, 10/15/30	20	16,972
2.10%, 06/15/30	10	8,699
2.30%, 09/15/31	25	21,238
2.70%, 04/15/31	15	13,214
2.90%, 01/15/30	5	4,577
5.45%, 02/15/34	25	25,801
5.55%, 07/15/33	10	10,355
5.65%, 03/15/33	10	10,427
5.90%, 11/15/33	25	26,537
AvalonBay Communities Inc.
2.45%, 01/15/31	25	21,997
5.30%, 12/07/33	30	30,843
Boston Properties LP
2.45%, 10/01/33	15	11,660
2.55%, 04/01/32	25	20,318
2.90%, 03/15/30	20	17,642
3.25%, 01/30/31	30	26,393
Brandywine Operating Partnership LP, 4.55%, 10/01/29	5	4,585
Brixmor Operating Partnership LP
2.50%, 08/16/31	15	12,783
4.05%, 07/01/30	25	23,951
Broadstone Net Lease LLC, 2.60%, 09/15/31	10	8,272
Crown Castle Inc.
2.25%, 01/15/31	25	21,356
2.50%, 07/15/31	25	21,403
3.10%, 11/15/29	15	13,872
3.30%, 07/01/30	15	13,841
5.80%, 03/01/34	25	26,166
CubeSmart LP, 2.50%, 02/15/32	5	4,263
Diversified Healthcare Trust, 4.38%, 03/01/31	5	3,823
DOC DR LLC, 2.63%, 11/01/31	5	4,295
EPR Properties, 3.60%, 11/15/31	30	26,434
Equinix Inc.
2.15%, 07/15/30	25	21,830
3.20%, 11/18/29	20	18,687
3.90%, 04/15/32	30	28,225
ERP Operating LP, 2.50%, 02/15/30	5	4,523
Essex Portfolio LP
2.65%, 03/15/32	10	8,565
21
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/30	$5	$4,599
5.50%, 04/01/34	10	10,261
Extra Space Storage LP
2.20%, 10/15/30	5	4,318
2.35%, 03/15/32	10	8,293
2.40%, 10/15/31	30	25,490
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	14	13,205
6.75%, 12/01/33	25	27,213
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)(c)	13	11,564
Healthcare Realty Holdings LP, 3.10%, 02/15/30	15	13,641
Healthpeak OP LLC
3.00%, 01/15/30	20	18,426
5.25%, 12/15/32	35	35,537
Highwoods Realty LP
2.60%, 02/01/31	10	8,351
3.05%, 02/15/30	15	13,253
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	25	23,046
Series I, 3.50%, 09/15/30	10	9,143
Hudson Pacific Properties LP, 3.25%, 01/15/30	5	3,703
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	25	20,624
2.70%, 01/15/34	15	12,288
4.15%, 04/15/32	15	14,136
Iron Mountain Inc.
4.50%, 02/15/31(b)	18	16,890
4.88%, 09/15/29(b)	17	16,504
5.25%, 07/15/30(b)	19	18,517
5.63%, 07/15/32(b)	15	14,777
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	10	9,524
Kilroy Realty LP
2.50%, 11/15/32	10	7,809
2.65%, 11/15/33	5	3,825
3.05%, 02/15/30	30	26,237
Kimco Realty OP LLC
3.20%, 04/01/32	25	22,259
4.60%, 02/01/33	15	14,672
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(b)	10	10,439
LXP Industrial Trust, 2.70%, 09/15/30	5	4,388
Mid-America Apartments LP, 5.30%, 02/15/32	15	15,428
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	22	15,020
National Health Investors Inc., 3.00%, 02/01/31	15	12,899
NNN REIT Inc., 5.60%, 10/15/33	25	25,677
Office Properties Income Trust, 9.00%, 09/30/29(b)	7	5,689
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,225
3.38%, 02/01/31	35	31,192
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)	20	20,524
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	10	8,473
Piedmont Operating Partnership LP, 3.15%, 08/15/30	20	17,085
Prologis LP
1.63%, 03/15/31	5	4,164
1.75%, 07/01/30	5	4,305
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.75%, 02/01/31	$5	$4,213
2.25%, 04/15/30	30	26,799
2.25%, 01/15/32	20	16,919
4.75%, 06/15/33	35	34,953
5.00%, 03/15/34	25	25,260
Public Storage Operating Co., 2.30%, 05/01/31	20	17,470
Rayonier LP, 2.75%, 05/17/31	15	12,986
Realty Income Corp.
3.25%, 01/15/31	20	18,370
3.40%, 01/15/30	30	28,248
4.85%, 03/15/30	15	15,191
4.90%, 07/15/33	5	4,969
5.63%, 10/13/32	40	41,944
Regency Centers LP
2.95%, 09/15/29	5	4,627
3.70%, 06/15/30	15	14,272
Rexford Industrial Realty LP, 2.13%, 12/01/30	15	12,800
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32(b)	20	20,587
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)	10	9,081
Sabra Health Care LP, 3.20%, 12/01/31	15	13,014
Safehold GL Holdings LLC, 2.80%, 06/15/31	15	12,986
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30(b)	65	63,878
Service Properties Trust
4.38%, 02/15/30	8	5,911
4.95%, 10/01/29	4	3,099
8.63%, 11/15/31(b)	15	16,012
8.88%, 06/15/32	10	9,433
Simon Property Group LP
2.25%, 01/15/32	20	16,989
2.45%, 09/13/29	55	50,059
2.65%, 02/01/32	15	13,051
Store Capital LLC
2.70%, 12/01/31	15	12,592
2.75%, 11/18/30	5	4,325
Sun Communities Operating LP
2.70%, 07/15/31	20	17,094
4.20%, 04/15/32	15	13,925
5.70%, 01/15/33	15	15,267
UDR Inc.
3.00%, 08/15/31	25	22,381
3.20%, 01/15/30	5	4,641
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)	12	8,782
Ventas Realty LP
2.50%, 09/01/31	15	12,819
3.00%, 01/15/30	25	22,873
VICI Properties LP
4.95%, 02/15/30	10	9,947
5.13%, 05/15/32	25	24,676
VICI Properties LP/VICI Note Co. Inc.
4.13%, 08/15/30(b)	25	23,527
4.63%, 12/01/29(b)	30	29,167
Vornado Realty LP, 3.40%, 06/01/31(c)	5	4,241
Welltower OP LLC
3.10%, 01/15/30	55	50,934
3.85%, 06/15/32	20	18,750
Weyerhaeuser Co., 4.00%, 04/15/30	35	33,799
WP Carey Inc., 5.38%, 06/30/34	25	25,176
		2,150,793
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc., 4.00%, 10/15/30(b)	$45	$41,223
7-Eleven Inc., 1.80%, 02/10/31(b)	15	12,444
Advance Auto Parts Inc.
3.50%, 03/15/32(c)	5	4,339
3.90%, 04/15/30(c)	10	9,199
Arko Corp., 5.13%, 11/15/29(b)	5	4,447
Asbury Automotive Group Inc.
4.63%, 11/15/29(b)	11	10,491
4.75%, 03/01/30	8	7,648
5.00%, 02/15/32(b)	8	7,533
AutoNation Inc.
2.40%, 08/01/31	25	20,864
3.85%, 03/01/32	20	18,309
AutoZone Inc.
4.00%, 04/15/30	35	34,006
4.75%, 02/01/33	35	34,617
Bath & Body Works Inc.
6.63%, 10/01/30(b)	15	15,193
6.95%, 03/01/33	5	4,999
Beacon Roofing Supply Inc., 6.50%, 08/01/30(b)	10	10,270
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	7	6,745
Brinker International Inc., 8.25%, 07/15/30(b)	5	5,312
Carvana Co.
13.00%, 06/01/30, (13.00% PIK)(b)(e)	28	29,406
14.00%, 06/01/31, (14.00% PIK)(b)(e)	30	34,661
Costco Wholesale Corp., 1.60%, 04/20/30	50	43,576
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)	10	10,551
Darden Restaurants Inc., 6.30%, 10/10/33	10	10,724
Dick's Sporting Goods Inc., 3.15%, 01/15/32(c)	20	17,709
Dollar General Corp.
5.00%, 11/01/32	5	4,901
5.45%, 07/05/33(c)	35	35,021
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30(b)	21	18,804
FirstCash Inc.
5.63%, 01/01/30(b)	5	4,927
6.88%, 03/01/32(b)	30	30,841
Foot Locker Inc., 4.00%, 10/01/29(b)(c)	5	4,355
Gap Inc. (The)
3.63%, 10/01/29(b)	10	8,958
3.88%, 10/01/31(b)	12	10,365
Genuine Parts Co.
1.88%, 11/01/30	5	4,231
2.75%, 02/01/32	35	30,100
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 01/15/32(b)	10	9,568
Group 1 Automotive Inc., 6.38%, 01/15/30(b)	15	15,258
Home Depot Inc. (The)
1.38%, 03/15/31	55	45,535
2.70%, 04/15/30	5	4,600
3.25%, 04/15/32	35	32,301
4.50%, 09/15/32	45	45,292
4.85%, 06/25/31	25	25,608
4.95%, 06/25/34	35	35,871
Kohl's Corp., 4.63%, 05/01/31	10	8,266
LCM Investments Holdings II LLC, 8.25%, 08/01/31(b)	10	10,630
Lithia Motors Inc., 4.38%, 01/15/31(b)	7	6,451
Lowe's Companies Inc.
2.63%, 04/01/31	50	44,333
3.75%, 04/01/32	45	42,236
Security	Par (000)	Value
Retail (continued)
4.50%, 04/15/30	$20	$20,022
5.00%, 04/15/33	15	15,247
Macy's Retail Holdings LLC
5.88%, 03/15/30(b)	10	9,702
6.13%, 03/15/32(b)	5	4,788
McDonald's Corp.
2.13%, 03/01/30	15	13,370
4.60%, 09/09/32	50	50,210
Murphy Oil USA Inc.
3.75%, 02/15/31(b)	10	9,047
4.75%, 09/15/29	5	4,854
Nordstrom Inc.
4.25%, 08/01/31	7	6,254
4.38%, 04/01/30	8	7,355
O'Reilly Automotive Inc.
1.75%, 03/15/31	5	4,178
4.20%, 04/01/30	10	9,810
4.70%, 06/15/32	40	39,896
Papa John's International Inc., 3.88%, 09/15/29(b)	8	7,324
Ross Stores Inc., 1.88%, 04/15/31	5	4,196
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	25	25,510
Sonic Automotive Inc.
4.63%, 11/15/29(b)	10	9,345
4.88%, 11/15/31(b)	7	6,414
Staples Inc.
10.75%, 09/01/29(b)	40	37,663
12.75%, 01/15/30(b)	14	10,805
Starbucks Corp.
2.55%, 11/15/30	35	31,342
5.00%, 02/15/34	50	50,749
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	10	9,184
Target Corp.
2.65%, 09/15/30	5	4,598
4.40%, 01/15/33	30	30,025
4.50%, 09/15/32	25	25,130
TJX Companies Inc. (The), 3.88%, 04/15/30	25	24,432
Tractor Supply Co., 5.25%, 05/15/33	25	25,585
Walgreens Boots Alliance Inc., 3.20%, 04/15/30	8	6,442
Walmart Inc.
4.10%, 04/15/33	25	24,755
4.15%, 09/09/32	10	10,005
7.55%, 02/15/30	35	41,170
Yum! Brands Inc.
3.63%, 03/15/31	13	11,947
4.63%, 01/31/32	18	17,064
4.75%, 01/15/30(b)	11	10,800
5.38%, 04/01/32	17	16,817
		1,508,753
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32	15	14,579
Analog Devices Inc., 2.10%, 10/01/31	15	12,882
Broadcom Inc.
2.45%, 02/15/31(b)	72	62,801
2.60%, 02/15/33(b)	45	37,739
3.42%, 04/15/33(b)	75	66,780
3.47%, 04/15/34(b)	30	26,510
4.30%, 11/15/32	50	48,226
5.00%, 04/15/30	30	30,843
Entegris Inc., 5.95%, 06/15/30(b)	11	11,143
23
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
2.00%, 08/12/31	$30	$24,652
3.90%, 03/25/30	60	56,965
4.00%, 12/15/32(c)	10	9,211
4.15%, 08/05/32	35	32,793
5.13%, 02/10/30	25	25,213
5.20%, 02/10/33	45	44,787
KLA Corp., 4.65%, 07/15/32	20	20,217
Lam Research Corp., 1.90%, 06/15/30	15	13,118
Marvell Technology Inc., 2.95%, 04/15/31	35	31,261
Micron Technology Inc.
2.70%, 04/15/32	45	38,529
5.88%, 02/09/33	5	5,261
5.88%, 09/15/33	50	52,646
NVIDIA Corp.
2.00%, 06/15/31	50	43,715
2.85%, 04/01/30	15	14,065
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	10	8,643
2.65%, 02/15/32	40	34,314
3.40%, 05/01/30	15	14,033
5.00%, 01/15/33	27	26,999
Qorvo Inc., 4.38%, 10/15/29	35	33,720
Qualcomm Inc.
1.65%, 05/20/32	10	8,193
2.15%, 05/20/30	45	40,255
Skyworks Solutions Inc., 3.00%, 06/01/31	5	4,376
Texas Instruments Inc.
1.75%, 05/04/30	60	52,579
2.25%, 09/04/29	55	50,319
Xilinx Inc., 2.38%, 06/01/30	25	22,456
		1,019,823
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30	10	9,690
Software — 0.5%
Adobe Inc., 2.30%, 02/01/30	20	18,158
AthenaHealth Group Inc., 6.50%, 02/15/30(b)	37	35,391
Autodesk Inc.
2.40%, 12/15/31	20	17,223
2.85%, 01/15/30	5	4,598
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	10	8,701
2.90%, 12/01/29	25	22,947
Capstone Borrower Inc., 8.00%, 06/15/30(b)	5	5,272
Cloud Software Group Inc.
8.25%, 06/30/32(b)	30	31,421
9.00%, 09/30/29(b)	60	60,391
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(b)(c)	5	4,939
Fidelity National Information Services Inc., 5.10%, 07/15/32	10	10,241
Fiserv Inc.
2.65%, 06/01/30	10	9,028
5.15%, 08/12/34	25	25,254
5.45%, 03/15/34	30	30,918
5.60%, 03/02/33	40	41,874
Intuit Inc., 5.20%, 09/15/33	35	36,469
Microsoft Corp., 1.35%, 09/15/30	10	8,595
MSCI Inc.
3.25%, 08/15/33(b)	10	8,645
3.63%, 09/01/30(b)	36	33,331
Security	Par (000)	Value
Software (continued)
3.63%, 11/01/31(b)	$5	$4,540
3.88%, 02/15/31(b)	37	34,588
4.00%, 11/15/29(b)(c)	17	16,247
Open Text Corp., 3.88%, 12/01/29(b)	10	9,236
Open Text Holdings Inc.
4.13%, 02/15/30(b)	14	13,019
4.13%, 12/01/31(b)	10	9,103
Oracle Corp.
2.88%, 03/25/31	75	67,075
2.95%, 04/01/30	40	36,700
4.90%, 02/06/33	70	70,084
6.15%, 11/09/29	20	21,416
6.25%, 11/09/32	40	43,578
RingCentral Inc., 8.50%, 08/15/30(b)	5	5,335
ROBLOX Corp., 3.88%, 05/01/30(b)	16	14,729
Roper Technologies Inc.
1.75%, 02/15/31	15	12,520
2.95%, 09/15/29	5	4,652
4.90%, 10/15/34	25	24,781
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(e)	7	11,939
Salesforce Inc., 1.95%, 07/15/31	25	21,349
ServiceNow Inc., 1.40%, 09/01/30	25	21,225
SS&C Technologies Inc., 6.50%, 06/01/32(b)	15	15,481
Take-Two Interactive Software Inc., 4.00%, 04/14/32	35	33,246
Twilio Inc., 3.88%, 03/15/31	9	8,231
UKG Inc., 6.88%, 02/01/31(b)	50	51,714
VMware LLC
2.20%, 08/15/31	35	29,597
4.70%, 05/15/30	35	34,954
Workday Inc., 3.80%, 04/01/32	15	14,094
		1,042,829
Telecommunications — 0.9%
Altice France SA, 5.50%, 10/15/29(b)	35	24,675
AT&T Inc.
2.25%, 02/01/32	5	4,216
2.55%, 12/01/33	65	53,770
2.75%, 06/01/31	55	48,748
4.30%, 02/15/30	50	49,450
5.40%, 02/15/34	85	87,767
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	15	15,131
5.20%, 02/15/34	25	25,426
British Telecommunications PLC
3.25%, 11/08/29(b)	5	4,687
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)	10	9,108
9.63%, 12/15/30	80	100,419
Ciena Corp., 4.00%, 01/31/30(b)	5	4,681
Cisco Systems Inc., 5.05%, 02/26/34	80	82,869
CommScope LLC, 4.75%, 09/01/29(b)	21	16,801
Deutsche Telekom International Finance BV
8.75%, 06/15/30(d)	25	30,034
9.25%, 06/01/32	25	31,753
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(d)	150	125,142
Frontier Communications Holdings LLC
5.88%, 11/01/29(c)	13	11,951
6.00%, 01/15/30(b)	17	15,663
8.63%, 03/15/31(b)	10	10,591
8.75%, 05/15/30(b)	14	14,764
Iliad Holding SASU, 8.50%, 04/15/31(b)	15	15,900
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	$51	$49,134
Juniper Networks Inc., 2.00%, 12/10/30	20	16,971
Koninklijke KPN NV, 8.38%, 10/01/30	10	11,820
Level 3 Financing Inc.
3.88%, 10/15/30(b)	11	7,514
4.00%, 04/15/31(b)	12	8,120
4.50%, 04/01/30(b)	12	8,889
10.50%, 05/15/30(b)	18	19,354
10.75%, 12/15/30(b)	20	21,620
11.00%, 11/15/29(b)	22	24,622
Motorola Solutions Inc., 2.75%, 05/24/31	42	37,099
Optics Bidco SpA, Series 2033, 6.38%, 11/15/33(b)	10	10,031
Orange SA, 9.00%, 03/01/31	30	36,842
Rogers Communications Inc.
3.80%, 03/15/32	30	27,650
5.30%, 02/15/34	25	25,208
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	50	58,404
Sprint Capital Corp., 8.75%, 03/15/32	49	60,365
Telecom Italia Capital SA, 6.38%, 11/15/33	15	15,175
Telefonica Europe BV, 8.25%, 09/15/30	40	46,687
TELUS Corp., 3.40%, 05/13/32	10	9,001
T-Mobile USA Inc.
2.25%, 11/15/31	25	21,208
2.55%, 02/15/31	40	35,123
2.70%, 03/15/32	15	13,004
2.88%, 02/15/31	12	10,752
3.50%, 04/15/31	120	111,467
3.88%, 04/15/30	30	28,860
5.05%, 07/15/33	30	30,365
5.15%, 04/15/34	35	35,602
5.20%, 01/15/33	25	25,560
5.75%, 01/15/34	25	26,530
U.S. Cellular Corp., 6.70%, 12/15/33	10	11,007
Verizon Communications Inc.
1.68%, 10/30/30	35	29,620
1.75%, 01/20/31	70	58,775
2.36%, 03/15/32	100	84,899
2.55%, 03/21/31	70	61,556
3.15%, 03/22/30	10	9,324
4.02%, 12/03/29	55	53,833
5.05%, 05/09/33	25	25,452
7.75%, 12/01/30	15	17,585
ViaSat Inc., 7.50%, 05/30/31(b)(c)	12	9,186
Viavi Solutions Inc., 3.75%, 10/01/29(b)	5	4,454
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	20	17,365
4.75%, 07/15/31(b)	25	21,946
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32(b)	15	15,272
Vodafone Group PLC
4.13%, 06/04/81, (5-year CMT + 2.767%)(a)	17	15,238
6.25%, 11/30/32	25	27,403
		2,079,438
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	35	33,474
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(b)	20	18,164
Canadian Pacific Railway Co.
2.45%, 12/02/31	30	25,968
2.88%, 11/15/29	10	9,297
Security	Par (000)	Value
Transportation (continued)
7.13%, 10/15/31	$20	$22,849
Carriage Purchaser Inc., 7.88%, 10/15/29(b)	5	4,566
CSX Corp., 4.10%, 11/15/32	50	48,442
FedEx Corp., 4.25%, 05/15/30	15	14,878
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	12	10,090
Genesee & Wyoming Inc., 6.25%, 04/15/32(b)	20	20,462
GN Bondco LLC, 9.50%, 10/15/31(b)(c)	12	12,223
Norfolk Southern Corp.
2.30%, 05/15/31	10	8,738
2.55%, 11/01/29	10	9,148
3.00%, 03/15/32	25	22,430
4.45%, 03/01/33	30	29,560
5.05%, 08/01/30	10	10,319
Rand Parent LLC, 8.50%, 02/15/30(b)(c)	15	15,002
Union Pacific Corp.
2.40%, 02/05/30	55	50,021
2.80%, 02/14/32	30	26,910
United Parcel Service Inc.
4.45%, 04/01/30	30	30,296
4.88%, 03/03/33	15	15,333
Walmart Inc., 1.80%, 09/22/31	40	34,318
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(b)	15	15,522
XPO CNW Inc., 6.70%, 05/01/34	5	5,203
XPO Inc.
7.13%, 06/01/31(b)	10	10,441
7.13%, 02/01/32(b)	10	10,490
		480,670
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31(b)	20	20,967
7.00%, 06/15/32(b)	20	20,930
7.88%, 12/01/30(b)	10	10,735
GATX Corp.
4.00%, 06/30/30	45	43,432
4.90%, 03/15/33	5	4,939
6.05%, 03/15/34	55	58,438
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 06/15/30(b)	25	26,725
SMBC Aviation Capital Finance DAC, 5.55%, 04/03/34(b)	5	5,090
		191,256
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	15	12,957
2.80%, 05/01/30	20	18,281
4.45%, 06/01/32	20	19,776
Essential Utilities Inc.
2.40%, 05/01/31	10	8,625
5.38%, 01/15/34	25	25,528
		85,167
Total Corporate Bonds & Notes — 22.8% (Cost: $50,521,822)		51,076,948
25
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations(g)
Angola — 0.1%
Angolan Government International Bond, 8.00%, 11/26/29(d)	$200	$183,393
Argentina — 0.1%
Argentina Bonar Bond, 1.75%, 07/09/30(h)	187	100,538
Argentine Republic Government International Bond, 1.75%, 07/09/30(c)(h)	255	145,330
		245,868
Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL, 6.00%, 02/12/31(d)	200	206,583
Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29(d)	5	4,987
Brazil — 0.2%
Brazilian Government International Bond
3.75%, 09/12/31	200	177,714
6.13%, 01/22/32	200	203,208
		380,922
Canada — 0.2%
Province of Alberta Canada, 4.50%, 01/24/34	105	106,489
Province of British Columbia Canada, 4.20%, 07/06/33	95	94,211
Province of Manitoba Canada, 4.90%, 05/31/34	15	15,662
Province of Ontario Canada
1.13%, 10/07/30	15	12,656
1.80%, 10/14/31	5	4,290
2.00%, 10/02/29	45	40,868
2.13%, 01/21/32	55	48,049
5.05%, 04/24/34	5	5,285
Province of Quebec Canada
1.35%, 05/28/30	55	47,480
Series PD, 7.50%, 09/15/29	20	23,113
		398,103
Chile — 0.1%
Chile Government International Bond, 3.50%, 01/31/34	200	181,121
Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30	200	169,416
Dominican Republic — 0.1%
Dominican Republic International Bond, 7.05%, 02/03/31(d)	150	161,021
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(i)	15	8,111
6.90%, 07/31/30(d)(h)	55	39,004
		47,115
Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	161,020
France — 0.0%
Caisse d'Amortissement de la Dette Sociale, 2.13%, 01/26/32(b)	30	26,306
Security	Par (000)	Value
Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31(b)	$200	$170,691
Hong Kong Government International Bond, 1.38%, 02/02/31(b)	200	169,939
		340,630
Hungary — 0.1%
Hungary Government International Bond, 2.13%, 09/22/31(d)	200	164,803
India — 0.1%
Export-Import Bank of India, 2.25%, 01/13/31(d)	200	170,514
Indonesia — 0.2%
Indonesia Government International Bond, 2.15%, 07/28/31	200	170,918
Perusahaan Penerbit SBSN Indonesia III, 4.70%, 06/06/32(d)	200	201,310
		372,228
Israel — 0.1%
Israel Government International Bond, 2.75%, 07/03/30	200	173,996
Italy — 0.0%
Republic of Italy Government International Bond, 2.88%, 10/17/29	25	22,956
Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	174,293
Kenya — 0.1%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(d)	200	193,955
Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(d)(j)(k)	46	2,990
7.00%, 03/23/32(d)(j)(k)	16	1,045
		4,035
Mexico — 0.1%
Mexico Government International Bond
4.75%, 04/27/32	200	190,476
8.30%, 08/15/31	100	120,167
		310,643
Morocco — 0.1%
Morocco Government International Bond, 6.50%, 09/08/33(d)	200	213,335
Nigeria — 0.1%
Nigeria Government International Bond, 7.14%, 02/23/30(d)	200	180,778
Panama — 0.1%
Panama Government International Bond, 2.25%, 09/29/32	200	150,326
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32	10	7,933
2.78%, 01/23/31	100	88,400
3.00%, 01/15/34	200	169,560
		265,893
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines — 0.1%
Philippine Government International Bond
6.38%, 01/15/32	$100	$110,219
9.50%, 02/02/30	50	61,659
		171,878
Poland — 0.0%
Republic of Poland Government International Bond
4.88%, 10/04/33	50	50,616
5.75%, 11/16/32	21	22,515
		73,131
Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b)	150	193,030
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/14/31(d)	20	17,166
3.63%, 03/27/32(d)	42	36,843
		54,009
Saudi Arabia — 0.3%
Saudi Government International Bond
3.25%, 10/22/30(d)	200	186,097
4.75%, 01/16/30(d)	200	202,069
5.00%, 01/16/34(d)	200	203,111
		591,277
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 06/22/30	100	98,874
South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	167,482
Supranational — 0.8%
Asian Development Bank
1.50%, 03/04/31	15	12,946
1.75%, 09/19/29	23	20,814
1.88%, 01/24/30	30	27,152
3.13%, 04/27/32	30	28,438
3.88%, 09/28/32	20	19,909
4.00%, 01/12/33	50	49,951
4.13%, 01/12/34	110	110,951
Asian Infrastructure Investment Bank (The), 4.25%, 03/13/34	100	101,492
European Bank for Reconstruction & Development, 4.25%, 03/13/34	15	15,263
European Investment Bank
0.75%, 09/23/30	30	25,072
1.25%, 02/14/31	20	17,032
3.63%, 07/15/30	100	98,892
3.75%, 02/14/33	142	139,597
4.13%, 02/13/34	175	176,619
4.38%, 10/10/31	5	5,150
Inter-American Development Bank
1.13%, 01/13/31	135	113,966
3.50%, 09/14/29	30	29,548
3.50%, 04/12/33	35	33,690
4.50%, 09/13/33	100	103,496
International Bank for Reconstruction & Development
0.75%, 08/26/30	80	66,833
0.88%, 05/14/30	10	8,493
1.25%, 02/10/31(c)	85	72,240
1.63%, 11/03/31	135	115,800
Security	Par (000)	Value
Supranational (continued)
1.75%, 10/23/29	$75	$67,776
2.50%, 03/29/32	115	104,544
3.63%, 09/21/29	65	64,395
3.88%, 02/14/30	15	15,024
4.00%, 01/10/31	110	110,584
4.50%, 04/10/31	10	10,344
4.75%, 11/14/33	100	105,472
International Finance Corp., 0.75%, 08/27/30	55	46,011
		1,917,494
Turkey — 0.2%
Turkiye Government International Bond
9.38%, 01/19/33	200	230,067
11.88%, 01/15/30	200	254,668
		484,735
Ukraine — 0.0%
Ukraine Government International Bond
3.00%, 02/01/30(h)	3	1,109
3.00%, 02/01/34(h)	10	3,007
3.00%, 02/01/35(h)	8	3,332
4.50%, 02/01/34(h)	24	10,540
4.50%, 02/01/35(h)	14	6,193
4.50%, 02/01/36(h)	10	4,014
7.75%, 02/01/36(h)	7	2,727
		30,922
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, 3.13%, 04/16/30(d)	200	190,155
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	182,476
UAE International Government Bond, 4.86%, 07/02/34(d)	200	206,261
		578,892
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31	70	70,336
Total Foreign Government Obligations — 4.2% (Cost: $9,137,446)		9,336,300
Municipal Debt Obligations
California — 0.1%
State of California GO
2.50%, 10/01/29	50	46,439
5.75%, 10/01/31	50	54,200
6.00%, 03/01/33	15	16,501
University of California RB, Series BG, 1.32%, 03/15/27	10	9,294
		126,434
Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	118	118,290
Total Municipal Debt Obligations — 0.1% (Cost: $243,921)		244,724
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 50.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	6	6,160
3.00%, 03/01/46	102	92,270
3.00%, 07/01/46	8	6,947
27
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/46	$46	$41,490
3.00%, 09/01/46	32	29,282
3.00%, 10/01/46	17	15,619
3.00%, 12/01/46	159	144,526
3.00%, 01/01/47	26	23,894
3.00%, 02/01/47	86	78,353
3.00%, 06/01/47	76	68,978
3.00%, 08/01/47	10	9,330
3.00%, 09/01/47	21	19,308
3.00%, 10/01/47	18	16,171
3.50%, 06/01/34	6	5,536
3.50%, 03/01/38	43	42,068
3.50%, 10/01/42	36	33,847
3.50%, 10/01/44	15	14,595
3.50%, 03/01/46	84	78,933
3.50%, 12/01/46	10	9,550
3.50%, 01/01/47	16	14,671
3.50%, 04/01/47	25	23,614
3.50%, 07/01/47	24	22,264
3.50%, 08/01/47	4	3,611
3.50%, 09/01/47	58	54,142
3.50%, 12/01/47	3	2,883
3.50%, 02/01/48	56	52,531
3.50%, 03/01/48	24	23,171
3.50%, 05/01/48	15	14,178
3.50%, 04/01/49	41	38,788
3.50%, 05/01/49	9	8,696
3.50%, 06/01/49	13	12,217
4.00%, 09/01/45	10	9,415
4.00%, 02/01/46	88	85,558
4.00%, 10/01/46	5	4,515
4.00%, 10/01/47	2	2,053
4.00%, 01/01/48	16	15,621
4.00%, 02/01/48	8	7,436
4.00%, 06/01/48	19	18,995
4.00%, 12/01/48	12	11,163
4.00%, 01/01/49	3	2,837
4.50%, 10/01/48	20	19,630
4.50%, 01/01/49	9	8,607
5.00%, 12/01/41	156	159,752
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.45%, 04/25/32	400	352,957
Series K056, Class A2, 2.53%, 05/25/26	35	33,945
Series K066, Class A2, 3.12%, 06/25/27	100	97,219
Series K078, Class A2, 3.85%, 06/25/28	175	173,140
Series K090, Class A2, 3.42%, 02/25/29	100	97,043
Series K-1512, Class A2, 2.99%, 05/25/31	70	65,045
Federal National Mortgage Association
3.00%, 02/01/47	24	22,435
3.50%, 11/01/51	252	232,346
4.00%, 02/01/47	23	22,502
4.00%, 02/01/57	19	18,141
Federal National Mortgage Association-ACES
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	280	271,662
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	212,638
Government National Mortgage Association
2.00%, 08/20/50	147	123,875
2.00%, 12/20/50	407	343,666
2.00%, 01/20/51	595	502,055
2.00%, 02/20/51	874	737,445
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/20/51	$441	$372,138
2.00%, 12/20/51	1,062	895,210
2.00%, 04/20/52	484	407,592
2.00%, 09/23/54(l)	2,150	1,811,171
2.50%, 12/20/46	34	29,737
2.50%, 01/20/47	16	14,281
2.50%, 08/20/50	129	111,163
2.50%, 09/20/50	192	165,843
2.50%, 01/20/51	185	161,917
2.50%, 05/20/51	285	249,500
2.50%, 07/20/51	832	727,487
2.50%, 08/20/51	545	476,806
2.50%, 11/20/51	892	779,546
2.50%, 12/20/51	284	247,874
2.50%, 02/20/52	620	541,566
2.50%, 09/23/54(l)	1,800	1,573,630
3.00%, 03/20/45	29	26,944
3.00%, 05/20/45	65	59,527
3.00%, 07/20/45	55	50,991
3.00%, 10/20/45	6	5,536
3.00%, 11/20/45	191	175,602
3.00%, 12/20/45	18	16,129
3.00%, 01/20/46	9	8,402
3.00%, 02/20/46	21	19,433
3.00%, 03/20/46	51	46,714
3.00%, 05/20/46	25	22,967
3.00%, 06/20/46	18	16,470
3.00%, 07/20/46	15	13,887
3.00%, 08/20/46	82	74,719
3.00%, 09/20/46	49	44,475
3.00%, 11/20/46	206	188,561
3.00%, 12/20/46	75	68,433
3.00%, 02/20/47	16	14,843
3.00%, 06/20/47	24	21,668
3.00%, 11/20/47	97	88,442
3.00%, 02/20/48	16	14,773
3.00%, 04/20/49	310	283,373
3.00%, 09/20/49	13	11,860
3.00%, 01/20/50	94	85,541
3.00%, 02/20/50	101	91,869
3.00%, 07/20/50	43	39,073
3.00%, 08/20/50	58	52,563
3.00%, 10/20/51	9	8,055
3.00%, 11/20/51	174	157,204
3.00%, 02/20/52	25	22,220
3.00%, 03/20/52	480	429,431
3.00%, 09/20/52	303	273,718
3.00%, 09/23/54(l)	1,475	1,335,481
3.50%, 09/20/42	186	177,469
3.50%, 10/20/42	8	7,376
3.50%, 12/20/42	77	73,282
3.50%, 04/20/43	56	53,117
3.50%, 06/20/45	10	9,809
3.50%, 11/20/45	36	33,830
3.50%, 12/20/45	3	3,284
3.50%, 03/20/46	40	37,903
3.50%, 04/20/46	19	17,598
3.50%, 06/20/46	66	61,881
3.50%, 12/20/46	17	15,899
3.50%, 01/20/47	4	4,231
3.50%, 02/20/47	11	10,597
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$5	$4,754
3.50%, 09/20/47	16	14,694
3.50%, 11/20/47	25	23,533
3.50%, 02/20/48	15	13,687
3.50%, 04/20/48	48	44,833
3.50%, 05/20/48	36	33,748
3.50%, 08/20/48	31	29,570
3.50%, 09/20/48	3	3,066
3.50%, 01/20/49	13	12,665
3.50%, 03/20/49	170	160,049
3.50%, 09/20/49	35	32,757
3.50%, 12/20/49	20	18,404
3.50%, 03/20/50	630	589,931
3.50%, 05/20/50	43	40,461
3.50%, 02/20/52	628	585,306
3.50%, 09/23/54(l)	1,469	1,368,054
4.00%, 04/20/47	67	65,031
4.00%, 06/20/47	45	43,811
4.00%, 07/20/47	119	115,483
4.00%, 11/20/47	24	23,539
4.00%, 03/20/48	31	29,983
4.00%, 04/20/48	15	14,083
4.00%, 05/15/48	6	6,011
4.00%, 05/20/48	37	36,063
4.00%, 08/20/48	40	38,542
4.00%, 09/20/48	16	15,553
4.00%, 11/20/48	89	85,238
4.00%, 01/20/50	214	206,230
4.00%, 02/20/50	56	54,066
4.00%, 12/20/52	92	88,049
4.00%, 09/23/54(l)	1,250	1,194,867
4.50%, 07/20/41	41	41,732
4.50%, 10/20/46	36	36,437
4.50%, 06/20/47	4	3,969
4.50%, 04/20/48	10	9,603
4.50%, 06/20/48	5	4,527
4.50%, 08/20/48	37	36,493
4.50%, 10/20/48	71	70,305
4.50%, 12/20/48	13	12,840
4.50%, 03/20/49	134	132,320
4.50%, 06/20/49	64	63,699
4.50%, 07/20/49	17	17,034
4.50%, 08/20/49	4	3,977
4.50%, 07/20/52	618	606,114
4.50%, 08/20/52	156	152,784
4.50%, 09/23/54(l)	650	636,721
5.00%, 04/20/48	11	11,054
5.00%, 05/20/48	20	20,370
5.00%, 11/20/48	4	3,623
5.00%, 12/20/48	22	22,413
5.00%, 01/20/49	30	30,773
5.00%, 05/20/49	3	2,744
5.00%, 06/20/49	90	90,577
5.00%, 07/20/52	26	25,873
5.00%, 12/20/52	711	710,496
5.00%, 01/20/53	180	180,221
5.00%, 04/20/53	193	193,167
5.00%, 09/15/54(l)	1,350	1,347,548
5.00%, 10/15/54(l)	625	623,474
5.50%, 12/20/52	120	120,871
5.50%, 01/20/53	375	377,301
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 03/20/53	$240	$241,585
5.50%, 04/20/53	100	100,885
5.50%, 06/20/53	25	25,030
5.50%, 07/20/53	9	9,040
5.50%, 09/15/54(l)	753	757,938
6.00%, 09/20/53	153	155,844
6.00%, 10/20/53	230	233,546
6.00%, 01/20/54	71	72,610
6.00%, 07/20/54	466	472,753
6.00%, 09/15/54(l)	1,400	1,420,672
6.50%, 02/20/54	49	49,851
6.50%, 07/20/54	25	25,465
6.50%, 08/20/54	25	25,566
6.50%, 09/15/54(l)	1,725	1,761,810
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	4	3,783
1.50%, 02/01/37	98	86,342
1.50%, 03/01/37	67	58,360
1.50%, 04/01/37	8	6,801
1.50%, 09/19/39(l)	300	264,893
1.50%, 11/01/50	173	135,061
1.50%, 01/01/51	393	307,628
1.50%, 07/01/51	128	99,716
1.50%, 11/01/51	168	130,848
2.00%, 12/01/35	29	26,225
2.00%, 02/01/36	162	147,081
2.00%, 03/01/36	17	15,286
2.00%, 08/01/36	18	16,244
2.00%, 09/01/36	87	78,808
2.00%, 11/01/36	19	17,442
2.00%, 01/01/37	19	17,473
2.00%, 02/01/37	167	151,669
2.00%, 04/01/37	55	49,865
2.00%, 09/19/39(l)	1,111	1,005,572
2.00%, 05/01/50	208	174,567
2.00%, 07/01/50	217	179,103
2.00%, 09/01/50	800	661,170
2.00%, 10/01/50	277	228,936
2.00%, 12/01/50	1,348	1,118,675
2.00%, 01/01/51	227	188,403
2.00%, 02/01/51	935	770,346
2.00%, 03/01/51	672	555,557
2.00%, 04/01/51	3,096	2,546,814
2.00%, 05/01/51	79	65,461
2.00%, 06/01/51	224	184,561
2.00%, 07/01/51	864	711,149
2.00%, 08/01/51	201	165,011
2.00%, 10/01/51	2,384	1,968,935
2.00%, 11/01/51	209	172,118
2.00%, 12/01/51	474	389,183
2.00%, 01/01/52	857	704,312
2.00%, 02/01/52	1,260	1,032,727
2.00%, 03/01/52	1,357	1,111,616
2.00%, 04/01/52	2,793	2,286,808
2.00%, 05/01/52	3,298	2,700,715
2.00%, 09/16/54(l)	2,925	2,393,195
2.50%, 04/01/32	20	19,413
2.50%, 07/01/35	24	22,814
2.50%, 10/01/35	51	48,304
2.50%, 05/01/36	30	27,782
2.50%, 07/01/36	79	72,604
29
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 09/19/39(l)	$500	$464,138
2.50%, 04/01/47	30	26,527
2.50%, 06/01/50	47	40,433
2.50%, 07/01/50	62	54,004
2.50%, 08/01/50	93	80,219
2.50%, 09/01/50	536	463,988
2.50%, 10/01/50	388	336,231
2.50%, 11/01/50	1,123	968,515
2.50%, 12/01/50	43	36,969
2.50%, 01/01/51	67	56,931
2.50%, 02/01/51	476	409,020
2.50%, 04/01/51	42	36,017
2.50%, 07/01/51	82	70,674
2.50%, 08/01/51	39	34,004
2.50%, 09/01/51	681	583,817
2.50%, 11/01/51	106	91,379
2.50%, 12/01/51	2,766	2,367,611
2.50%, 01/01/52	2,550	2,181,931
2.50%, 03/01/52	60	51,513
2.50%, 04/01/52	1,767	1,514,587
2.50%, 05/01/52	1,373	1,171,837
2.50%, 07/01/52	819	699,053
2.50%, 08/01/52	1,097	936,297
2.50%, 09/16/54(l)	4,150	3,538,608
3.00%, 03/01/30	29	28,438
3.00%, 01/01/31	20	19,009
3.00%, 02/01/31	6	5,451
3.00%, 02/01/32	6	5,811
3.00%, 06/01/32	6	5,366
3.00%, 11/01/32	7	6,657
3.00%, 12/01/32	5	5,237
3.00%, 01/01/33	5	5,199
3.00%, 02/01/33	6	6,180
3.00%, 09/01/34	44	42,500
3.00%, 12/01/34	40	38,163
3.00%, 04/01/35	229	219,419
3.00%, 09/15/39(l)	100	94,940
3.00%, 11/01/42	4	3,778
3.00%, 09/01/43	6	5,152
3.00%, 01/01/44	8	7,456
3.00%, 10/01/44	94	85,861
3.00%, 03/01/45	49	44,548
3.00%, 05/01/45	23	21,125
3.00%, 07/01/46	253	229,545
3.00%, 08/01/46	20	18,528
3.00%, 11/01/46	175	158,557
3.00%, 12/01/46	37	33,518
3.00%, 01/01/47	54	49,210
3.00%, 02/01/47	170	153,523
3.00%, 03/01/47	93	84,550
3.00%, 07/01/47	47	42,239
3.00%, 08/01/47	7	6,126
3.00%, 12/01/47	36	32,985
3.00%, 03/01/48	15	13,615
3.00%, 11/01/48	55	49,481
3.00%, 02/01/49	794	721,039
3.00%, 09/01/49	93	84,503
3.00%, 11/01/49	7	6,415
3.00%, 12/01/49	774	695,133
3.00%, 02/01/50	925	831,346
3.00%, 06/01/50	91	81,297
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/50	$77	$69,084
3.00%, 08/01/50	27	24,400
3.00%, 05/01/51	303	275,016
3.00%, 06/01/51	1,044	933,493
3.00%, 07/01/51	257	230,647
3.00%, 08/01/51	113	101,481
3.00%, 11/01/51	95	84,793
3.00%, 03/01/52	761	681,608
3.00%, 04/01/52	620	553,749
3.00%, 05/01/52	440	393,100
3.00%, 09/16/54(l)	2,125	1,884,984
3.50%, 03/01/33	7	7,189
3.50%, 04/01/33	10	9,445
3.50%, 05/01/33	7	6,462
3.50%, 02/01/34	18	17,522
3.50%, 07/01/34	5	5,222
3.50%, 08/01/34	6	6,319
3.50%, 09/19/39(l)	75	72,745
3.50%, 02/01/45	10	9,062
3.50%, 01/01/46	15	14,009
3.50%, 03/01/46	43	40,692
3.50%, 07/01/46	7	6,584
3.50%, 08/01/46	222	208,706
3.50%, 10/01/46	50	46,653
3.50%, 12/01/46	49	46,783
3.50%, 01/01/47	60	55,996
3.50%, 02/01/47	19	17,831
3.50%, 05/01/47	14	13,047
3.50%, 08/01/47	11	10,216
3.50%, 11/01/47	9	8,499
3.50%, 01/01/48	326	303,934
3.50%, 02/01/48	126	118,542
3.50%, 03/01/48	4	4,026
3.50%, 04/01/48	34	32,173
3.50%, 05/01/48	11	10,182
3.50%, 06/01/48	26	24,560
3.50%, 11/01/48	10	9,058
3.50%, 01/01/49	47	44,179
3.50%, 04/01/49	9	8,047
3.50%, 06/01/49	80	75,551
3.50%, 07/01/49	33	31,143
3.50%, 08/01/49	556	519,224
3.50%, 05/01/50	152	141,587
3.50%, 06/01/50	918	854,884
3.50%, 07/01/50	118	110,202
3.50%, 02/01/51	393	366,055
3.50%, 04/01/52	105	97,926
3.50%, 06/01/52	448	417,272
3.50%, 07/01/52	925	854,110
3.50%, 09/15/54(l)	1,300	1,196,753
4.00%, 07/01/32	2	2,143
4.00%, 05/01/33	4	4,243
4.00%, 06/01/33	4	4,040
4.00%, 07/01/33	3	2,587
4.00%, 12/01/33	4	3,723
4.00%, 08/01/37	4	3,944
4.00%, 09/01/37	7	6,564
4.00%, 11/01/37	8	7,711
4.00%, 02/01/38	4	3,493
4.00%, 06/01/38	5	4,469
4.00%, 11/01/38	2	1,762
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/15/39(l)	$119	$117,404
4.00%, 01/01/45	37	35,897
4.00%, 03/01/45	6	5,836
4.00%, 06/01/45	16	15,154
4.00%, 06/01/46	68	66,280
4.00%, 07/01/46	149	143,768
4.00%, 10/01/46	8	7,332
4.00%, 02/01/47	4	4,370
4.00%, 08/01/47	3	2,774
4.00%, 09/01/47	32	30,799
4.00%, 10/01/47	46	44,479
4.00%, 01/01/48	40	38,093
4.00%, 09/01/48	177	170,635
4.00%, 10/01/48	17	16,109
4.00%, 11/01/48	21	20,518
4.00%, 12/01/48	11	10,547
4.00%, 01/01/49	443	426,223
4.00%, 02/01/49	5	4,970
4.00%, 03/01/49	23	22,374
4.00%, 04/01/49	38	36,738
4.00%, 05/01/49	22	21,299
4.00%, 06/01/49	50	48,218
4.00%, 07/01/49	115	111,126
4.00%, 12/01/49	17	16,512
4.00%, 02/01/50	4	3,698
4.00%, 04/01/50	177	170,102
4.00%, 05/01/50	19	17,935
4.00%, 03/01/51	183	175,738
4.00%, 04/01/52	67	63,382
4.00%, 05/01/52	89	84,442
4.00%, 07/01/52	899	856,921
4.00%, 08/01/52	115	108,995
4.00%, 10/01/52	445	425,904
4.00%, 02/01/53	529	507,909
4.00%, 09/16/54(l)	1,846	1,751,600
4.50%, 01/01/44	100	100,358
4.50%, 02/01/46	14	14,081
4.50%, 04/01/47	6	6,092
4.50%, 10/01/47	14	13,668
4.50%, 03/01/48	10	10,019
4.50%, 06/01/48	8	8,402
4.50%, 07/01/48	2	1,816
4.50%, 08/01/48	23	22,678
4.50%, 10/01/48	30	28,941
4.50%, 11/01/48	37	36,691
4.50%, 12/01/48	47	46,311
4.50%, 01/01/49	17	16,447
4.50%, 02/01/49	51	50,130
4.50%, 04/01/49	66	65,950
4.50%, 05/01/49	23	23,157
4.50%, 09/01/50	185	182,228
4.50%, 06/01/52	191	186,426
4.50%, 08/01/52	111	108,259
4.50%, 09/01/52	562	548,420
4.50%, 10/01/52	265	260,033
4.50%, 11/01/52	163	158,672
4.50%, 12/01/52	773	757,643
4.50%, 08/01/53	148	144,537
4.50%, 09/16/54(l)	974	947,451
5.00%, 03/01/48	4	4,025
5.00%, 04/01/48	13	12,747
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 05/01/48	$9	$8,866
5.00%, 07/01/48	10	10,526
5.00%, 01/01/49	8	7,709
5.00%, 04/01/49	13	12,925
5.00%, 08/01/52	43	43,330
5.00%, 09/01/52	129	129,297
5.00%, 10/01/52	88	87,749
5.00%, 11/01/52	153	153,361
5.00%, 12/01/52	131	131,054
5.00%, 01/01/53	84	83,667
5.00%, 03/01/53	66	66,710
5.00%, 06/01/53	190	190,492
5.00%, 09/16/54(l)	2,900	2,879,126
5.50%, 01/01/47	11	11,356
5.50%, 09/01/52	65	66,288
5.50%, 11/01/52	91	92,630
5.50%, 12/01/52	263	268,253
5.50%, 01/01/53	268	274,222
5.50%, 02/01/53	344	349,466
5.50%, 03/01/53	234	239,035
5.50%, 04/01/53	726	736,906
5.50%, 05/01/53	527	532,634
5.50%, 06/01/53	46	47,096
5.50%, 03/01/54	805	809,939
5.50%, 09/15/54(l)	2,100	2,114,259
6.00%, 02/01/49	24	25,739
6.00%, 01/01/53	64	66,011
6.00%, 06/01/53	36	37,072
6.00%, 07/01/53	196	199,197
6.00%, 08/01/53	722	744,404
6.00%, 09/01/53	290	297,789
6.00%, 11/01/53	258	264,106
6.00%, 12/01/53	84	86,004
6.00%, 02/01/54	51	51,876
6.00%, 05/01/54	768	785,120
6.00%, 08/01/54	447	455,726
6.00%, 09/15/54(l)	1,550	1,578,452
6.50%, 10/01/53	43	44,733
6.50%, 11/01/53	460	474,167
6.50%, 12/01/53	441	458,525
6.50%, 01/01/54	137	141,746
6.50%, 02/01/54	141	146,727
6.50%, 05/01/54	129	134,673
6.50%, 09/17/54(l)	1,675	1,724,686
		114,211,591
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32(c)	50	57,705
Federal National Mortgage Association, 0.88%, 08/05/30	50	42,177
		99,882
U.S. Government Obligations — 20.7%
U.S. Treasury Note/Bond
0.63%, 05/15/30	200	168,016
0.63%, 08/15/30	500	416,719
0.88%, 11/15/30	700	588,492
1.13%, 02/15/31	750	637,617
1.25%, 08/15/31	1,980	1,670,934
1.38%, 11/15/31	2,500	2,116,406
1.50%, 02/15/30	1,000	888,906
31
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 05/15/31	$1,770	$1,542,666
1.75%, 11/15/29	550	498,609
1.88%, 02/15/32	2,070	1,808,016
2.75%, 08/15/32	1,490	1,377,784
2.88%, 05/15/32	2,320	2,170,650
3.13%, 08/31/29	300	291,445
3.38%, 05/15/33	1,300	1,250,844
3.50%, 01/31/30	1,500	1,479,844
3.50%, 04/30/30	1,000	985,859
3.50%, 02/15/33	1,700	1,653,781
3.63%, 03/31/30	400	396,906
3.75%, 05/31/30	500	499,219
3.75%, 06/30/30	500	499,023
3.75%, 12/31/30	600	598,313
3.88%, 09/30/29	1,270	1,276,648
3.88%, 11/30/29	400	402,125
3.88%, 12/31/29	1,400	1,407,000
3.88%, 08/15/33	1,695	1,691,557
3.88%, 08/15/34	550	547,852
4.00%, 10/31/29	1,330	1,344,547
4.00%, 02/28/30	590	596,638
4.00%, 07/31/30	450	455,027
4.00%, 01/31/31	200	202,188
4.00%, 02/15/34	2,000	2,012,500
4.13%, 08/31/30	500	509,023
4.13%, 03/31/31	900	916,594
4.13%, 07/31/31	750	764,180
4.13%, 11/15/32	2,050	2,088,437
4.25%, 02/28/31	500	512,695
4.25%, 06/30/31	500	513,203
4.38%, 11/30/30	1,440	1,485,450
4.38%, 05/15/34	3,700	3,834,125
4.50%, 11/15/33	1,830	1,913,208
4.63%, 09/30/30	100	104,469
4.63%, 04/30/31	600	628,500
4.63%, 05/31/31	900	942,891
4.88%, 10/31/30	100	105,906
5.38%, 02/15/31	300	327,234
6.25%, 05/15/30	300	337,266
		46,459,312
Total U.S. Government & Agency Obligations — 71.6% (Cost: $165,193,458)		160,770,785
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	17	37
Total Common Stocks — 0.0% (Cost $0)		37
Total Long-Term Investments — 99.3% (Cost: $226,670,222)		222,901,070
Security	Shares	Value
Short-Term Securities
Money Market Funds — 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(m)(n)	36,145,140	$36,166,827
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(m)(n)(o)	1,222,979	1,222,979
Total Short-Term Securities — 16.7% (Cost: $37,378,304)		37,389,806
Total Investments Before TBA Sales Commitments — 116.0% (Cost: $264,048,526)		260,290,876
	Par (000)
TBA Sales Commitments(l)
Mortgage-Backed Securities — (0.5)%
Government National Mortgage Association, 5.00%, 09/15/54	$(625)	(623,865)
Uniform Mortgage-Backed Securities, 6.00%, 09/15/54	$(450)	(458,260)
Total TBA Sales Commitments — (0.5)% (Proceeds: $(1,083,330))		(1,082,125)
Total Investments, Net of TBA Sales Commitments — 115.5% (Cost: $262,965,196)		259,208,751
Liabilities in Excess of Other Assets — (15.5)%		(34,778,141)
Net Assets — 100.0%		$224,430,610

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents or includes a TBA transaction.
(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 5-10 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,522,185	$21,639,145 (a)	$—	$(987)	$6,484	$36,166,827	36,145,140	$575,279	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,507,818	—	(1,284,839)(a)	—	—	1,222,979	1,222,979	9,752 (b)	—
				$(987)	$6,484	$37,389,806		$585,031	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$1,472,276	$—	$1,472,276
Corporate Bonds & Notes	—	51,076,948	—	51,076,948
Foreign Government Obligations	—	9,336,300	—	9,336,300
Municipal Debt Obligations	—	244,724	—	244,724
U.S. Government & Agency Obligations	—	160,770,785	—	160,770,785
Common Stocks	—	37	—	37
Short-Term Securities
Money Market Funds	37,389,806	—	—	37,389,806
Liabilities
Investments
TBA Sales Commitments	—	(1,082,125)	—	(1,082,125)
	$37,389,806	$221,818,945	$—	$259,208,751
See notes to financial statements.
33
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$30	$22,871
5.40%, 10/01/48	24	23,099
		45,970
Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	80	73,734
BAE Systems PLC
3.00%, 09/15/50(a)	50	33,904
5.80%, 10/11/41(a)	70	73,197
Boeing Co. (The)
3.25%, 02/01/35	15	12,130
3.38%, 06/15/46	70	46,908
3.50%, 03/01/39	45	33,974
3.55%, 03/01/38	55	42,152
3.63%, 03/01/48	65	44,305
3.65%, 03/01/47	30	20,587
3.75%, 02/01/50	140	96,831
3.83%, 03/01/59	55	36,956
3.85%, 11/01/48	60	42,469
3.90%, 05/01/49	105	74,838
3.95%, 08/01/59	120	80,687
5.71%, 05/01/40	330	320,661
5.81%, 05/01/50	585	551,700
5.88%, 02/15/40	70	69,427
5.93%, 05/01/60	395	373,001
6.63%, 02/15/38	50	53,170
6.86%, 05/01/54(a)	170	183,063
6.88%, 03/15/39	65	70,260
7.01%, 05/01/64(a)	95	102,105
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	200	192,221
General Dynamics Corp.
2.85%, 06/01/41	15	11,273
3.60%, 11/15/42	41	33,619
4.25%, 04/01/40	115	105,134
4.25%, 04/01/50	100	88,199
General Electric Co.
4.50%, 03/11/44	50	45,735
5.88%, 01/14/38	35	37,610
6.88%, 01/10/39	125	147,762
Howmet Aerospace Inc., 5.95%, 02/01/37	85	91,968
L3Harris Technologies Inc.
4.85%, 04/27/35	60	59,310
5.05%, 04/27/45	40	38,410
5.50%, 08/15/54	70	70,820
5.60%, 07/31/53	55	56,712
6.15%, 12/15/40	35	37,764
Lockheed Martin Corp.
2.80%, 06/15/50	100	67,240
3.60%, 03/01/35	25	22,874
3.80%, 03/01/45	115	96,417
4.07%, 12/15/42	165	146,184
4.09%, 09/15/52	127	107,818
4.15%, 06/15/53	100	85,530
4.30%, 06/15/62	50	42,981
4.50%, 05/15/36	95	93,528
4.70%, 05/15/46	147	139,711
5.20%, 02/15/55	35	35,563
5.70%, 11/15/54	130	141,263
Security	Par (000)	Value
Aerospace & Defense (continued)
5.72%, 06/01/40	$70	$75,174
5.90%, 11/15/63	100	111,826
Series B, 6.15%, 09/01/36	50	56,380
Northrop Grumman Corp.
3.85%, 04/15/45	60	49,306
4.03%, 10/15/47	248	206,651
4.75%, 06/01/43	98	91,908
4.95%, 03/15/53	115	109,447
5.05%, 11/15/40	30	29,510
5.15%, 05/01/40	60	59,885
5.20%, 06/01/54	120	118,736
5.25%, 05/01/50	115	114,648
RTX Corp.
2.82%, 09/01/51	90	58,233
3.03%, 03/15/52	110	74,165
3.13%, 07/01/50	105	72,995
3.75%, 11/01/46	125	99,134
4.05%, 05/04/47	75	61,995
4.15%, 05/15/45	109	92,589
4.35%, 04/15/47	100	86,663
4.45%, 11/16/38	100	93,119
4.50%, 06/01/42	385	348,521
4.63%, 11/16/48	170	153,446
4.70%, 12/15/41	55	50,931
4.80%, 12/15/43	65	60,212
4.88%, 10/15/40	46	43,994
5.38%, 02/27/53	140	140,064
5.40%, 05/01/35	15	15,602
5.70%, 04/15/40	10	10,526
6.05%, 06/01/36	65	71,006
6.13%, 07/15/38	40	43,738
6.40%, 03/15/54	175	200,792
		7,232,901
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41	165	125,444
3.70%, 02/04/51	140	101,141
3.88%, 09/16/46	155	118,719
4.00%, 02/04/61	115	85,847
4.25%, 08/09/42	93	78,262
4.45%, 05/06/50	70	57,397
4.50%, 05/02/43	80	69,125
5.38%, 01/31/44	200	198,417
5.80%, 02/14/39	225	231,943
5.95%, 02/14/49	255	262,482
Archer-Daniels-Midland Co.
2.70%, 09/15/51	110	71,755
3.75%, 09/15/47	45	35,559
4.02%, 04/16/43	25	21,066
4.50%, 03/15/49	70	62,325
4.54%, 03/26/42	12	11,000
5.38%, 09/15/35	15	15,680
BAT Capital Corp.
4.39%, 08/15/37	275	244,971
4.54%, 08/15/47	192	156,782
4.76%, 09/06/49	95	79,504
5.28%, 04/02/50	50	45,552
5.65%, 03/16/52	65	61,386
7.08%, 08/02/43	85	94,797
7.08%, 08/02/53	125	142,092
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Cargill Inc.
3.13%, 05/25/51(a)	$100	$70,253
3.88%, 05/23/49(a)	40	32,596
4.38%, 04/22/52(a)	45	39,787
4.76%, 11/23/45(a)	55	51,448
Philip Morris International Inc.
3.88%, 08/21/42	99	81,883
4.13%, 03/04/43	105	89,181
4.25%, 11/10/44	130	111,594
4.38%, 11/15/41	92	81,583
4.50%, 03/20/42	80	72,138
4.88%, 11/15/43	90	84,427
6.38%, 05/16/38	140	157,391
Reynolds American Inc.
5.70%, 08/15/35	75	76,847
5.85%, 08/15/45	265	259,790
6.15%, 09/15/43	45	45,704
7.25%, 06/15/37	56	63,427
		3,689,295
Airlines — 0.0%
British Airways Pass-Through Trust, Class A, 2.90%, 09/15/36(a)	112	98,233
United Airlines Pass Through Trust, 5.80%, 07/15/37	98	101,036
		199,269
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	115	93,867
3.38%, 11/01/46	65	50,577
3.38%, 03/27/50	155	118,227
3.63%, 05/01/43	70	58,410
3.88%, 11/01/45	100	84,698
		405,779
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50	40	25,321
4.88%, 10/01/43	51	49,029
5.45%, 02/20/54	125	128,295
Ford Motor Co.
4.75%, 01/15/43	200	166,888
5.29%, 12/08/46	145	131,225
7.40%, 11/01/46	45	49,544
General Motors Co.
5.00%, 04/01/35	80	77,687
5.15%, 04/01/38	105	100,773
5.20%, 04/01/45	155	141,991
5.40%, 04/01/48	80	74,755
5.95%, 04/01/49(b)	100	100,763
6.25%, 10/02/43	143	148,757
6.60%, 04/01/36	128	138,544
6.75%, 04/01/46	65	71,274
		1,404,846
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	170	107,942
4.40%, 10/01/46(b)	25	20,428
5.40%, 03/15/49	45	41,528
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52	100	77,164
BorgWarner Inc., 4.38%, 03/15/45	61	51,175
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52	$15	$10,240
5.25%, 05/15/49	85	78,032
		386,509
Banks — 3.5%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	554	405,220
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	140	94,010
2.97%, 07/21/52, (1-day SOFR + 1.560%)(c)	230	159,303
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	300	237,137
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(c)	115	95,514
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(c)	188	167,920
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(c)	595	500,376
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(c)	161	149,163
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(c)	271	238,338
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(c)	190	170,599
4.88%, 04/01/44	20	19,551
5.00%, 01/21/44	250	249,118
5.88%, 02/07/42	195	212,444
6.11%, 01/29/37	220	238,888
7.75%, 05/14/38	175	217,155
Series L, 4.75%, 04/21/45	55	51,805
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	150	114,666
Bank of America NA, 6.00%, 10/15/36	80	86,810
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	200	149,789
4.95%, 01/10/47	215	201,322
5.25%, 08/17/45	180	177,528
BNP Paribas SA, 2.82%, 01/26/41(a)	115	81,228
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	150	109,196
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(c)	105	91,758
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(c)	125	107,592
4.65%, 07/30/45	122	111,720
4.65%, 07/23/48	220	200,359
4.75%, 05/18/46	210	190,044
5.30%, 05/06/44	100	98,472
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	92	91,598
5.88%, 01/30/42	120	128,685
6.68%, 09/13/43	100	114,523
8.13%, 07/15/39	201	261,439
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	152,450
3.74%, 09/12/39(a)	200	168,153
3.90%, 07/12/47(a)	210	175,994
Cooperatieve Rabobank UA
5.25%, 05/24/41	245	252,797
5.25%, 08/04/45	250	250,636
5.75%, 12/01/43	30	31,110
Fifth Third Bancorp, 8.25%, 03/01/38	107	132,355
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	115	84,902
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	270	208,941
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	225	178,255
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(c)	240	212,626
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(c)	161	148,633
4.75%, 10/21/45	180	170,218
4.80%, 07/08/44	211	200,589
5.15%, 05/22/45	235	230,748
6.25%, 02/01/41	286	319,252
35
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.45%, 05/01/36	$105	$115,872
6.75%, 10/01/37	488	550,193
HSBC Holdings PLC
5.25%, 03/14/44	220	213,739
6.10%, 01/14/42	125	138,839
6.33%, 03/09/44, (1-day SOFR + 2.650%)(c)	365	399,067
6.50%, 05/02/36	210	228,104
6.50%, 09/15/37	225	242,341
6.80%, 06/01/38	100	109,842
Intesa Sanpaolo SpA
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	80	63,189
7.78%, 06/20/54, (1-year CMT + 3.900%)(a)(c)	95	104,748
7.80%, 11/28/53(a)	200	232,273
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. SOFR + 1.510%)(c)	202	145,437
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(c)	160	125,173
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	226	162,629
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	250	195,430
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	400	298,463
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(c)	262	233,920
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(c)	215	179,332
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(c)	360	301,666
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(c)	175	148,444
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(c)	160	141,463
4.85%, 02/01/44	90	88,240
4.95%, 06/01/45	215	210,193
5.40%, 01/06/42	165	172,278
5.50%, 10/15/40	101	106,459
5.60%, 07/15/41	150	160,202
5.63%, 08/16/43	160	170,148
6.40%, 05/15/38	243	281,234
Kreditanstalt fuer Wiederaufbau,0.00%, 06/29/37(d)	305	178,881
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(c)	30	21,746
4.34%, 01/09/48	200	164,326
5.30%, 12/01/45	200	191,702
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	174,849
4.15%, 03/07/39	96	88,112
4.29%, 07/26/38	80	75,484
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(c)	225	151,117
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	150	117,599
3.97%, 07/22/38(c)	225	200,108
4.30%, 01/27/45	275	246,609
4.38%, 01/22/47	255	228,288
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(c)	122	114,534
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	221	235,302
6.38%, 07/24/42	217	249,729
Regions Financial Corp., 7.38%, 12/10/37	15	17,376
Societe Generale SA
3.63%, 03/01/41(a)	200	142,263
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(c)	105	77,026
7.13%, 01/19/55, (1-year CMT + 2.950%)(a)(c)	100	101,208
7.37%, 01/10/53(a)	100	103,651
Standard Chartered PLC
5.30%, 01/09/43(a)	5	4,778
5.70%, 03/26/44(a)	200	202,113
Sumitomo Mitsui Financial Group Inc.
2.93%, 09/17/41	75	56,165
3.05%, 01/14/42	40	30,954
Security	Par (000)	Value
Banks (continued)
6.18%, 07/13/43	$100	$111,586
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(a)(c)	200	149,538
4.88%, 05/15/45	235	221,602
Wachovia Corp., 5.50%, 08/01/35	110	113,201
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	370	283,202
3.90%, 05/01/45	225	187,476
4.40%, 06/14/46	200	169,991
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	355	321,386
4.65%, 11/04/44	215	191,802
4.75%, 12/07/46	220	196,895
4.90%, 11/17/45	158	144,792
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(c)	555	532,649
5.38%, 02/07/35	115	120,137
5.38%, 11/02/43	206	203,932
5.61%, 01/15/44	255	258,713
5.95%, 12/01/86	75	77,795
Wells Fargo Bank NA, 6.60%, 01/15/38	250	284,035
Westpac Banking Corp.
2.96%, 11/16/40(b)	105	77,026
3.13%, 11/18/41	100	74,161
4.42%, 07/24/39	105	97,643
		20,951,329
Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	518	512,113
4.90%, 02/01/46	1,000	960,415
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	140	130,907
4.70%, 02/01/36	95	93,916
4.90%, 02/01/46	195	186,711
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	25	21,240
4.35%, 06/01/40	85	78,463
4.38%, 04/15/38	185	175,185
4.44%, 10/06/48	216	193,320
4.50%, 06/01/50	50	46,701
4.60%, 04/15/48	146	135,011
4.75%, 04/15/58	95	88,901
4.95%, 01/15/42	205	201,263
5.45%, 01/23/39	225	236,524
5.55%, 01/23/49	410	429,087
5.80%, 01/23/59	205	224,990
5.88%, 06/15/35	60	65,571
8.00%, 11/15/39	5	6,531
8.20%, 01/15/39	145	191,731
Brown-Forman Corp.
4.00%, 04/15/38	65	58,877
4.50%, 07/15/45	62	57,149
Coca-Cola Co. (The)
2.50%, 06/01/40	121	89,226
2.50%, 03/15/51	155	98,975
2.60%, 06/01/50	180	117,720
2.75%, 06/01/60	100	63,525
2.88%, 05/05/41	85	65,464
3.00%, 03/05/51	200	143,087
4.20%, 03/25/50	70	62,281
5.20%, 01/14/55	50	50,998
5.30%, 05/13/54	105	108,761
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
5.40%, 05/13/64	$85	$87,842
Constellation Brands Inc.
3.75%, 05/01/50	65	50,159
4.10%, 02/15/48	65	53,659
4.50%, 05/09/47	55	48,066
5.25%, 11/15/48	50	48,529
Diageo Capital PLC
3.88%, 04/29/43	60	51,139
5.88%, 09/30/36	60	65,433
Diageo Investment Corp.
4.25%, 05/11/42	47	41,981
7.45%, 04/15/35	75	90,568
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	15	13,371
Heineken NV
4.00%, 10/01/42(a)	15	12,782
4.35%, 03/29/47(a)	90	78,658
Keurig Dr Pepper Inc.
3.35%, 03/15/51	55	39,621
3.80%, 05/01/50	85	66,825
4.42%, 12/15/46	35	30,772
4.50%, 11/15/45	55	48,938
4.50%, 04/15/52	125	110,127
5.09%, 05/25/48	45	43,857
Molson Coors Beverage Co.
4.20%, 07/15/46	194	162,783
5.00%, 05/01/42	100	95,134
PepsiCo Inc.
2.63%, 10/21/41	90	65,937
2.75%, 10/21/51	135	90,532
2.88%, 10/15/49	135	94,769
3.38%, 07/29/49	77	58,665
3.45%, 10/06/46	120	94,659
3.50%, 03/19/40	30	25,197
3.60%, 08/13/42	15	12,413
3.63%, 03/19/50	109	87,277
3.88%, 03/19/60	65	53,033
4.00%, 03/05/42	70	61,881
4.00%, 05/02/47	75	64,130
4.20%, 07/18/52	75	65,898
4.25%, 10/22/44	5	4,470
4.45%, 04/14/46	105	96,500
4.65%, 02/15/53	40	37,749
4.88%, 11/01/40	20	19,908
5.25%, 07/17/54	75	77,750
5.50%, 01/15/40	15	16,046
		7,161,701
Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53	122	77,419
2.80%, 08/15/41	140	103,481
3.00%, 01/15/52	130	89,597
3.15%, 02/21/40	190	147,787
3.38%, 02/21/50	235	173,635
4.20%, 02/22/52	115	95,392
4.40%, 05/01/45	255	221,446
4.40%, 02/22/62	125	103,591
4.56%, 06/15/48	165	145,441
4.66%, 06/15/51	360	320,486
4.88%, 03/01/53	110	100,928
4.95%, 10/01/41	86	81,986
Security	Par (000)	Value
Biotechnology (continued)
5.15%, 11/15/41	$81	$79,345
5.60%, 03/02/43	285	291,478
5.65%, 06/15/42	55	56,196
5.65%, 03/02/53	365	375,213
5.75%, 03/02/63	290	297,443
6.38%, 06/01/37	62	69,187
6.40%, 02/01/39	50	55,682
Biogen Inc.
3.15%, 05/01/50	165	111,425
3.25%, 02/15/51	59	40,808
5.20%, 09/15/45	125	118,734
CSL Finance PLC
4.63%, 04/27/42(a)	25	23,116
4.75%, 04/27/52(a)	135	123,559
4.95%, 04/27/62(a)	50	46,059
5.42%, 04/03/54(a)	75	75,907
Gilead Sciences Inc.
2.60%, 10/01/40	35	25,284
2.80%, 10/01/50	155	101,767
4.00%, 09/01/36	95	87,300
4.15%, 03/01/47	200	169,476
4.50%, 02/01/45	205	183,929
4.60%, 09/01/35	130	127,483
4.75%, 03/01/46	220	204,000
4.80%, 04/01/44	195	183,202
5.55%, 10/15/53	115	119,729
5.65%, 12/01/41	125	130,889
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	90	58,326
Royalty Pharma PLC
3.30%, 09/02/40	100	75,961
3.35%, 09/02/51	60	40,614
3.55%, 09/02/50	120	84,890
5.90%, 09/02/54	65	65,943
		5,084,134
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/40	175	141,339
3.58%, 04/05/50	178	136,535
6.20%, 03/15/54	71	80,499
CRH America Finance Inc.
4.40%, 05/09/47(a)	5	4,252
4.50%, 04/04/48(a)	80	69,353
CRH America Inc., 5.13%, 05/18/45(a)	125	117,603
Fortune Brands Innovations Inc., 4.50%, 03/25/52	50	41,110
Johnson Controls International PLC
4.50%, 02/15/47	75	65,705
4.63%, 07/02/44	30	26,778
4.95%, 07/02/64(e)	33	29,717
6.00%, 01/15/36	50	53,889
Lafarge SA, 7.13%, 07/15/36	65	74,895
Martin Marietta Materials Inc.
3.20%, 07/15/51	105	73,391
4.25%, 12/15/47	60	50,901
Masco Corp.
3.13%, 02/15/51	30	20,421
4.50%, 05/15/47	57	49,309
Owens Corning
4.30%, 07/15/47	108	89,675
4.40%, 01/30/48	35	29,405
5.95%, 06/15/54	55	56,949
7.00%, 12/01/36	20	23,126
37
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd.
4.50%, 03/21/49	$10	$8,935
4.65%, 11/01/44	15	13,788
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	55	47,681
5.75%, 06/15/43	70	74,247
Vulcan Materials Co.
4.50%, 06/15/47	50	43,590
4.70%, 03/01/48	85	77,166
		1,500,259
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.70%, 05/15/40	90	67,430
2.80%, 05/15/50	115	77,943
Albemarle Corp.
5.45%, 12/01/44	35	32,024
5.65%, 06/01/52	60	54,274
Ashland Inc., 6.88%, 05/15/43	35	36,985
Braskem America Finance Co., 7.13%, 07/22/41(f)	200	190,721
CF Industries Inc.
4.95%, 06/01/43	107	98,069
5.38%, 03/15/44	70	67,285
Dow Chemical Co. (The)
3.60%, 11/15/50	120	87,674
4.38%, 11/15/42	77	66,370
4.63%, 10/01/44	75	66,261
4.80%, 05/15/49	100	88,598
5.25%, 11/15/41	90	87,720
5.55%, 11/30/48	105	103,761
5.60%, 02/15/54	85	85,415
6.90%, 05/15/53	100	116,262
9.40%, 05/15/39	53	72,891
DuPont de Nemours Inc.
5.32%, 11/15/38	136	146,168
5.42%, 11/15/48	230	249,480
Eastman Chemical Co.
4.65%, 10/15/44	104	91,950
4.80%, 09/01/42	65	59,262
Ecolab Inc.
2.13%, 08/15/50	55	32,433
2.70%, 12/15/51	115	75,333
2.75%, 08/18/55	92	59,466
3.95%, 12/01/47	55	46,892
FMC Corp.
4.50%, 10/01/49	60	48,094
6.38%, 05/18/53	60	62,931
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	80	77,364
International Flavors & Fragrances Inc.
3.27%, 11/15/40(a)	110	82,116
3.47%, 12/01/50(a)	105	72,782
4.38%, 06/01/47	75	61,429
5.00%, 09/26/48	85	76,424
Linde Inc./CT
2.00%, 08/10/50	60	34,379
3.55%, 11/07/42	65	53,791
LYB International Finance BV
4.88%, 03/15/44	98	89,001
5.25%, 07/15/43	65	61,566
LYB International Finance III LLC
3.38%, 10/01/40	100	76,933
3.63%, 04/01/51	100	72,034
Security	Par (000)	Value
Chemicals (continued)
3.80%, 10/01/60	$60	$43,286
4.20%, 10/15/49	120	95,878
4.20%, 05/01/50	105	83,418
LyondellBasell Industries NV, 4.63%, 02/26/55	86	73,015
Methanex Corp., 5.65%, 12/01/44	35	31,316
Mosaic Co. (The)
4.88%, 11/15/41	60	54,734
5.63%, 11/15/43	50	49,736
Nutrien Ltd.
3.95%, 05/13/50	30	23,686
4.13%, 03/15/35	60	54,944
4.90%, 06/01/43	65	60,113
5.00%, 04/01/49	25	23,033
5.25%, 01/15/45	50	47,868
5.63%, 12/01/40	91	91,893
5.80%, 03/27/53	120	123,842
5.88%, 12/01/36	60	63,564
6.13%, 01/15/41	25	26,523
OCP SA, 5.13%, 06/23/51(f)	200	159,901
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	182,635
RPM International Inc.
4.25%, 01/15/48	40	34,576
5.25%, 06/01/45	45	42,526
Sherwin-Williams Co. (The)
2.90%, 03/15/52	55	36,187
3.30%, 05/15/50	45	32,169
3.80%, 08/15/49	55	43,388
4.00%, 12/15/42	35	29,257
4.50%, 06/01/47	145	128,525
4.55%, 08/01/45	50	44,030
Sociedad Quimica y Minera de Chile SA, 3.50%, 09/10/51(f)	200	137,063
Westlake Corp.
3.13%, 08/15/51	80	52,394
4.38%, 11/15/47	60	50,607
5.00%, 08/15/46	86	78,659
		5,028,277
Commercial Services — 0.8%
American University (The), Series 2019, 3.67%, 04/01/49	30	24,362
California Endowment (The), Series 2021, 2.50%, 04/01/51	55	35,844
California Institute of Technology
3.65%, 09/01/2119	10	7,068
4.32%, 08/01/45	75	69,309
4.70%, 11/01/2111	65	58,779
Case Western Reserve University, 5.41%, 06/01/2122	30	30,513
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	198,512
6.85%, 07/02/37(a)	200	225,875
Duke University
Series 2020, 2.68%, 10/01/44	90	68,382
Series 2020, 2.76%, 10/01/50(b)	50	34,156
Series 2020, 2.83%, 10/01/55	70	48,457
Emory University, Series 2020, 2.97%, 09/01/50	45	32,314
ERAC USA Finance LLC
4.20%, 11/01/46(a)	70	59,832
4.50%, 02/15/45(a)	60	53,976
5.40%, 05/01/53(a)	100	101,730
5.63%, 03/15/42(a)	25	25,929
7.00%, 10/15/37(a)	145	171,474
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	$40	$25,594
Series 2020, 2.82%, 06/01/70	50	31,104
George Washington University (The)
4.87%, 09/15/45	95	93,263
Series 2014, 4.30%, 09/15/44	75	68,122
Series 2018, 4.13%, 09/15/48	40	35,359
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	55	38,920
Series A, 5.22%	5	4,855
Series B, 4.32%, 04/01/49	76	68,965
Global Payments Inc.
4.15%, 08/15/49	80	63,601
5.95%, 08/15/52	80	81,347
Howard University, 5.21%, 10/01/52	15	14,161
ITR Concession Co. LLC, 5.18%, 07/15/35(a)	15	13,446
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	55	48,824
Series A, 2.81%, 01/01/60	60	39,986
Leland Stanford Junior University (The)
2.41%, 06/01/50	30	19,613
3.65%, 05/01/48	110	93,285
Massachusetts Institute of Technology
3.07%, 04/01/52	45	33,368
3.89%, 07/01/2116	15	11,659
3.96%, 07/01/38	40	38,004
4.68%	30	28,095
5.60%	55	61,133
Series F, 2.99%, 07/01/50	80	59,358
Series G, 2.29%, 07/01/51(b)	55	34,663
Moody's Corp.
2.75%, 08/19/41	50	36,265
3.10%, 11/29/61	45	29,163
3.25%, 05/20/50	35	25,028
3.75%, 02/25/52	60	47,175
4.88%, 12/17/48	35	32,859
5.25%, 07/15/44	56	55,855
Northeastern University, Series 2020, 2.89%, 10/01/50(b)	30	21,361
Northwestern University
4.64%, 12/01/44	100	97,880
Series 2017, 3.66%, 12/01/57	50	41,180
Series 2020, 2.64%, 12/01/50	50	33,858
PayPal Holdings Inc.
3.25%, 06/01/50	100	71,993
5.05%, 06/01/52	115	111,654
5.25%, 06/01/62	45	43,876
5.50%, 06/01/54	90	91,872
President and Fellows of Harvard College
2.52%, 10/15/50	70	46,838
3.15%, 07/15/46	55	42,671
3.30%, 07/15/56	55	42,079
4.88%, 10/15/40(b)	65	65,706
Quanta Services Inc., 3.05%, 10/01/41	90	66,125
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	100	65,492
S&P Global Inc.
2.30%, 08/15/60	60	33,665
3.25%, 12/01/49	71	52,695
3.70%, 03/01/52	110	87,703
3.90%, 03/01/62	55	43,720
Security	Par (000)	Value
Commercial Services (continued)
Thomas Jefferson University, 3.85%, 11/01/57	$45	$34,754
Trustees of Boston College, 3.13%, 07/01/52	40	29,144
Trustees of Boston University, Series CC, 4.06%, 10/01/48	85	74,157
Trustees of Princeton University (The)
5.70%, 03/01/39	80	90,242
Series 2020, 2.52%, 07/01/50(b)	105	72,101
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	10	7,258
4.67%, 09/01/2112	10	9,262
Series 2020, 2.40%, 10/01/50	60	37,955
University of Chicago (The)
4.00%, 10/01/53	105	90,427
Series 20B, 2.76%, 04/01/45	15	12,008
Series C, 2.55%, 04/01/50	15	10,462
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	85	69,675
Series 2017, 3.39%, 02/15/48	71	57,701
University of Southern California
2.81%, 10/01/50	50	34,945
3.03%, 10/01/39	120	100,200
5.25%, 10/01/2111	30	31,371
Series 2017, 3.84%, 10/01/47	105	89,725
Series 21A, 2.95%, 10/01/51	25	17,921
Verisk Analytics Inc.
3.63%, 05/15/50	50	37,482
5.50%, 06/15/45	30	30,016
Washington University (The)
3.52%, 04/15/54	35	28,160
4.35%	5	4,269
William Marsh Rice University, 3.57%, 05/15/45	105	88,916
Yale University, Series 2020, 2.40%, 04/15/50(b)	93	61,043
		4,659,144
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41	190	138,697
2.40%, 08/20/50	115	74,181
2.55%, 08/20/60	195	127,457
2.65%, 05/11/50	248	168,007
2.65%, 02/08/51	345	232,393
2.70%, 08/05/51	200	135,358
2.80%, 02/08/61	210	137,872
2.85%, 08/05/61	130	86,311
2.95%, 09/11/49	190	137,125
3.45%, 02/09/45	225	185,105
3.75%, 09/12/47	140	117,902
3.75%, 11/13/47	125	104,980
3.85%, 05/04/43	305	269,394
3.85%, 08/04/46	225	194,055
3.95%, 08/08/52	180	154,906
4.10%, 08/08/62	110	94,868
4.25%, 02/09/47	80	73,836
4.38%, 05/13/45	200	188,148
4.45%, 05/06/44	95	92,781
4.50%, 02/23/36(b)	125	127,598
4.65%, 02/23/46	395	386,244
4.85%, 05/10/53	160	162,443
Crane NXT Co.
4.20%, 03/15/48	40	28,809
6.55%, 11/15/36	22	22,926
Dell Inc., 6.50%, 04/15/38	35	37,884
39
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
3.38%, 12/15/41	$95	$72,599
3.45%, 12/15/51	60	42,760
8.10%, 07/15/36	129	158,680
8.35%, 07/15/46	70	92,721
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	88	94,753
6.35%, 10/15/45	150	161,110
HP Inc., 6.00%, 09/15/41	125	131,736
IBM International Capital Pte Ltd.
5.25%, 02/05/44	105	104,525
5.30%, 02/05/54	170	167,327
International Business Machines Corp.
2.85%, 05/15/40	100	75,083
2.95%, 05/15/50	125	83,960
3.43%, 02/09/52	110	79,925
4.00%, 06/20/42	160	137,004
4.15%, 05/15/39	185	165,934
4.25%, 05/15/49	155	131,749
4.70%, 02/19/46	100	91,896
4.90%, 07/27/52	115	108,016
5.60%, 11/30/39	120	126,688
7.13%, 12/01/96	30	39,528
Kyndryl Holdings Inc., 4.10%, 10/15/41	55	43,462
Seagate HDD Cayman, 5.75%, 12/01/34	60	60,092
		5,648,828
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47	45	37,687
4.00%, 08/15/45	60	53,063
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	65	45,866
4.15%, 03/15/47	50	42,099
4.38%, 06/15/45	35	30,882
5.15%, 05/15/53(b)	70	70,267
6.00%, 05/15/37	65	71,557
Haleon U.S. Capital LLC, 4.00%, 03/24/52	95	79,350
Kenvue Inc.
5.05%, 03/22/53	150	149,458
5.10%, 03/22/43	90	90,787
5.20%, 03/22/63	90	89,936
Perrigo Finance Unlimited Co., 4.90%, 12/15/44	35	28,877
Procter & Gamble Co. (The)
3.50%, 10/25/47	40	32,996
3.55%, 03/25/40	50	43,597
3.60%, 03/25/50	65	54,048
5.55%, 03/05/37	95	104,618
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51	90	60,094
		1,085,182
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46	40	32,681
4.20%, 05/15/47	65	57,226
4.60%, 06/15/45	100	93,817
		183,724
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	165	135,517
American Express Co., 4.05%, 12/03/42	122	107,838
Apollo Global Management Inc., 5.80%, 05/21/54	40	41,136
Security	Par (000)	Value
Diversified Financial Services (continued)
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)	$5	$3,658
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)	65	41,096
2.85%, 08/05/51(a)	55	35,617
3.20%, 01/30/52(a)	55	38,440
3.50%, 09/10/49(a)	70	51,921
4.00%, 10/02/47(a)(b)	60	48,350
4.45%, 07/15/45(a)	45	38,964
5.00%, 06/15/44(a)	55	52,475
Blue Owl Finance LLC, 4.13%, 10/07/51(a)	15	11,220
Brookfield Finance Inc.
3.50%, 03/30/51	45	33,120
3.63%, 02/15/52	60	43,833
4.70%, 09/20/47	133	119,776
5.97%, 03/04/54	90	94,818
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	100	71,498
CME Group Inc.
4.15%, 06/15/48	30	26,395
5.30%, 09/15/43	147	154,468
Franklin Resources Inc., 2.95%, 08/12/51	25	16,467
Intercontinental Exchange Inc.
2.65%, 09/15/40	145	106,426
3.00%, 06/15/50	147	102,371
3.00%, 09/15/60	135	87,441
4.25%, 09/21/48	135	117,430
4.95%, 06/15/52	180	175,522
5.20%, 06/15/62	115	114,704
Invesco Finance PLC, 5.38%, 11/30/43	70	68,672
Jefferies Financial Group Inc.
6.25%, 01/15/36	119	127,058
6.50%, 01/20/43	25	26,809
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	75	74,133
Legg Mason Inc., 5.63%, 01/15/44	90	91,472
Mastercard Inc.
2.95%, 03/15/51	60	42,148
3.65%, 06/01/49	105	84,746
3.80%, 11/21/46	65	54,502
3.85%, 03/26/50	160	132,946
3.95%, 02/26/48	50	42,668
Nasdaq Inc.
2.50%, 12/21/40	95	66,085
3.25%, 04/28/50	100	71,033
3.95%, 03/07/52	85	66,920
5.95%, 08/15/53	75	80,290
6.10%, 06/28/63	25	27,078
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)	65	54,794
Raymond James Financial Inc.
3.75%, 04/01/51	75	57,694
4.95%, 07/15/46	110	103,725
Visa Inc.
2.00%, 08/15/50	175	104,373
2.70%, 04/15/40	117	89,833
3.65%, 09/15/47	90	73,450
4.15%, 12/14/35	135	130,951
4.30%, 12/14/45	395	357,821
Voya Financial Inc.
4.80%, 06/15/46	45	39,826
5.70%, 07/15/43	50	49,907
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The), 6.20%, 11/17/36	$56	$58,532
		4,047,967
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	168,415
6.50%, 10/27/36(a)	100	114,699
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	151	131,442
AEP Texas Inc.
3.45%, 05/15/51	85	59,150
3.80%, 10/01/47	50	37,793
5.25%, 05/15/52	60	56,358
Series G, 4.15%, 05/01/49	20	15,868
Series H, 3.45%, 01/15/50	45	31,584
AEP Transmission Co. LLC
3.15%, 09/15/49	5	3,487
3.75%, 12/01/47	62	48,293
3.80%, 06/15/49	65	50,786
4.00%, 12/01/46	15	12,463
4.25%, 09/15/48	20	16,863
4.50%, 06/15/52	35	30,583
5.40%, 03/15/53	95	95,846
Series M, 3.65%, 04/01/50	105	80,224
Series N, 2.75%, 08/15/51	50	31,711
Alabama Power Co.
3.00%, 03/15/52	50	33,960
3.13%, 07/15/51	55	38,110
3.45%, 10/01/49	65	48,539
3.75%, 03/01/45	100	80,510
4.15%, 08/15/44	70	60,018
4.30%, 01/02/46	30	26,079
6.00%, 03/01/39	35	38,076
Series A, 4.30%, 07/15/48	62	53,334
Series B, 3.70%, 12/01/47	85	66,885
Alfa Desarrollo SpA, 4.55%, 09/27/51(f)	198	155,544
Ameren Illinois Co.
2.90%, 06/15/51	55	36,182
3.25%, 03/15/50	25	17,801
3.70%, 12/01/47	65	51,420
4.15%, 03/15/46	50	42,695
4.50%, 03/15/49	25	22,278
5.55%, 07/01/54	75	77,233
5.90%, 12/01/52	50	54,038
American Electric Power Co. Inc., 3.25%, 03/01/50	55	37,898
American Transmission Systems Inc., 5.00%, 09/01/44(a)	5	4,723
Appalachian Power Co.
4.40%, 05/15/44	70	59,301
4.45%, 06/01/45	30	25,243
7.00%, 04/01/38	46	52,944
Series Y, 4.50%, 03/01/49	65	54,644
Series Z, 3.70%, 05/01/50	90	65,361
Arizona Public Service Co.
2.65%, 09/15/50	25	15,316
3.35%, 05/15/50	75	52,992
3.50%, 12/01/49	20	14,355
3.75%, 05/15/46	45	34,475
4.20%, 08/15/48	40	32,749
4.25%, 03/01/49	30	24,726
4.35%, 11/15/45	30	25,323
4.50%, 04/01/42	56	49,226
5.05%, 09/01/41	30	28,536
Security	Par (000)	Value
Electric (continued)
Avista Corp.
4.00%, 04/01/52	$30	$23,748
4.35%, 06/01/48	5	4,302
Baltimore Gas & Electric Co.
2.90%, 06/15/50	25	16,532
3.20%, 09/15/49	25	17,494
3.50%, 08/15/46	25	19,080
3.75%, 08/15/47	65	51,054
4.25%, 09/15/48	10	8,461
4.55%, 06/01/52	75	66,010
5.40%, 06/01/53	90	90,753
5.65%, 06/01/54	50	52,298
6.35%, 10/01/36	60	66,585
Basin Electric Power Cooperative, 4.75%, 04/26/47(a)	5	4,418
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	180	117,247
3.80%, 07/15/48	90	69,938
4.25%, 10/15/50	120	99,642
4.45%, 01/15/49	128	110,008
4.50%, 02/01/45	98	89,267
4.60%, 05/01/53	125	109,216
5.15%, 11/15/43	35	34,457
5.95%, 05/15/37	70	75,668
6.13%, 04/01/36	191	208,408
Black Hills Corp.
3.88%, 10/15/49	10	7,663
4.20%, 09/15/46	10	8,224
6.00%, 01/15/35	55	57,455
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	65	51,829
3.60%, 03/01/52	35	26,327
3.95%, 03/01/48	30	24,246
4.50%, 04/01/44	55	49,028
5.30%, 04/01/53	45	44,751
Series AC, 4.25%, 02/01/49	70	59,456
Series AD, 2.90%, 07/01/50	15	9,869
Series AF, 3.35%, 04/01/51	50	36,164
CenterPoint Energy Inc., 3.70%, 09/01/49	35	26,130
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	38	40,199
CMS Energy Corp., 4.88%, 03/01/44	45	42,170
Comision Federal de Electricidad, 4.68%, 02/09/51(f)	200	148,464
Commonwealth Edison Co.
3.00%, 03/01/50	80	54,143
3.65%, 06/15/46	90	70,389
3.70%, 03/01/45	35	27,934
4.00%, 03/01/48	120	98,559
4.00%, 03/01/49	70	56,967
4.35%, 11/15/45	60	53,084
4.70%, 01/15/44	50	46,268
5.30%, 02/01/53	20	19,830
5.90%, 03/15/36	60	64,969
6.45%, 01/15/38	40	45,180
Series 123, 3.75%, 08/15/47	95	75,062
Series 127, 3.20%, 11/15/49	75	52,700
Series 131, 2.75%, 09/01/51	65	41,267
Series 133, 3.85%, 03/15/52	60	47,231
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	95	79,211
4.30%, 04/15/44	50	44,461
5.25%, 01/15/53	55	55,379
41
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 4.15%, 06/01/45	$15	$12,864
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	30	20,796
3.60%, 06/15/61	75	54,174
3.70%, 11/15/59	60	44,229
3.85%, 06/15/46	95	76,101
3.95%, 03/01/43	125	104,332
4.45%, 03/15/44	140	124,674
4.50%, 12/01/45	100	88,437
4.50%, 05/15/58	80	68,727
4.63%, 12/01/54	60	53,670
5.70%, 06/15/40	20	20,838
5.70%, 05/15/54	60	63,043
5.90%, 11/15/53	115	123,345
6.15%, 11/15/52	105	117,066
Series 06-A, 5.85%, 03/15/36	65	69,575
Series 08-B, 6.75%, 04/01/38	35	40,295
Series 12-A, 4.20%, 03/15/42	65	56,543
Series 2017, 3.88%, 06/15/47	80	63,952
Series 20B, 3.95%, 04/01/50	75	61,956
Series A, 4.13%, 05/15/49	100	82,901
Series C, 3.00%, 12/01/60	25	15,584
Series C, 4.00%, 11/15/57	50	39,267
Series C, 4.30%, 12/01/56	65	54,316
Series E, 4.65%, 12/01/48	95	86,077
Consorcio Transmantaro SA, 5.20%, 04/11/38(f)	200	194,941
Constellation Energy Generation LLC
5.60%, 06/15/42	85	85,019
5.75%, 10/01/41	45	45,758
5.75%, 03/15/54	85	85,792
6.25%, 10/01/39	98	106,328
6.50%, 10/01/53	85	94,447
Consumers Energy Co.
2.50%, 05/01/60	30	18,194
3.10%, 08/15/50	91	66,193
3.25%, 08/15/46	35	26,886
3.50%, 08/01/51	85	66,281
3.75%, 02/15/50	45	36,241
4.05%, 05/15/48	75	63,426
4.20%, 09/01/52	65	55,405
4.35%, 04/15/49	60	53,186
Dayton Power & Light Co. (The), 3.95%, 06/15/49	35	26,690
Dominion Energy Inc.
4.70%, 12/01/44	25	21,926
4.85%, 08/15/52	45	40,487
7.00%, 06/15/38	40	45,919
Series A, 4.60%, 03/15/49	50	43,023
Series B, 3.30%, 04/15/41	40	30,285
Series B, 5.95%, 06/15/35	95	101,211
Series C, 4.05%, 09/15/42	60	48,940
Series C, 4.90%, 08/01/41	75	69,029
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	65	59,101
5.10%, 06/01/65	35	33,109
5.45%, 02/01/41	35	35,418
6.05%, 01/15/38	66	71,825
6.25%, 10/15/53	60	67,936
DTE Electric Co.
2.95%, 03/01/50	75	51,407
3.70%, 03/15/45	55	43,846
3.70%, 06/01/46	5	3,985
Security	Par (000)	Value
Electric (continued)
3.75%, 08/15/47	$45	$35,737
3.95%, 03/01/49	75	62,152
4.30%, 07/01/44	30	26,274
5.40%, 04/01/53	75	76,606
Series A, 4.00%, 04/01/43	25	21,331
Series A, 4.05%, 05/15/48	55	46,358
Series B, 3.25%, 04/01/51	65	46,825
Series B, 3.65%, 03/01/52	60	46,243
Duke Energy Carolinas LLC
3.20%, 08/15/49	95	66,790
3.45%, 04/15/51	75	55,050
3.55%, 03/15/52	45	33,356
3.70%, 12/01/47	70	54,189
3.75%, 06/01/45	75	59,839
3.88%, 03/15/46	80	64,501
3.95%, 03/15/48	78	63,623
4.00%, 09/30/42	60	51,189
4.25%, 12/15/41	70	61,717
5.30%, 02/15/40	65	66,253
5.35%, 01/15/53	90	90,019
5.40%, 01/15/54	113	114,417
6.00%, 01/15/38	60	65,295
6.05%, 04/15/38	40	43,874
6.10%, 06/01/37	15	16,265
Duke Energy Corp.
3.30%, 06/15/41	100	76,478
3.50%, 06/15/51	50	35,668
3.75%, 09/01/46	165	126,210
3.95%, 08/15/47	45	35,372
4.20%, 06/15/49	40	32,417
4.80%, 12/15/45	65	58,307
5.00%, 08/15/52	135	123,953
5.80%, 06/15/54	75	76,737
6.10%, 09/15/53	95	101,719
Duke Energy Florida LLC
3.00%, 12/15/51	60	39,775
3.40%, 10/01/46	50	37,073
3.85%, 11/15/42	50	41,367
4.20%, 07/15/48	30	25,257
5.65%, 04/01/40	30	31,284
5.95%, 11/15/52	45	48,300
6.20%, 11/15/53	90	100,647
6.35%, 09/15/37	65	72,255
6.40%, 06/15/38	95	106,716
Duke Energy Indiana LLC
2.75%, 04/01/50	50	31,936
3.75%, 05/15/46	40	31,576
5.40%, 04/01/53	65	64,800
6.12%, 10/15/35	35	38,280
6.35%, 08/15/38	50	56,147
6.45%, 04/01/39	30	33,661
Series YYY, 3.25%, 10/01/49	75	53,308
Duke Energy Ohio Inc.
4.30%, 02/01/49	35	29,458
5.55%, 03/15/54	15	15,270
5.65%, 04/01/53	55	56,245
Duke Energy Progress LLC
2.50%, 08/15/50	85	51,765
2.90%, 08/15/51	50	32,853
3.60%, 09/15/47	80	61,006
3.70%, 10/15/46	75	58,587
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.00%, 04/01/52	$25	$20,217
4.10%, 05/15/42	65	55,508
4.10%, 03/15/43	50	42,575
4.15%, 12/01/44	65	55,152
4.20%, 08/15/45	89	75,853
4.38%, 03/30/44	60	53,178
5.35%, 03/15/53	50	49,847
6.30%, 04/01/38	45	49,971
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	61,449
El Paso Electric Co., 6.00%, 05/15/35	46	48,107
Electricite de France SA
4.75%, 10/13/35(a)	100	95,706
4.88%, 09/21/38(a)	100	93,832
4.88%, 01/22/44(a)	90	81,939
4.95%, 10/13/45(a)	190	175,032
5.00%, 09/21/48(a)	90	82,634
5.25%, 10/13/55(a)	25	23,136
5.60%, 01/27/40(a)	130	130,856
6.00%, 04/22/64(a)	20	19,938
6.00%, 01/22/2114(a)(b)	90	91,682
6.90%, 05/23/53(a)	130	148,002
6.95%, 01/26/39(a)	345	388,867
Emera U.S. Finance LP, 4.75%, 06/15/46	90	77,778
Enel Finance America LLC, 2.88%, 07/12/41(a)	200	139,540
Enel Finance International NV
4.75%, 05/25/47(a)	85	76,142
5.50%, 06/15/52(a)	195	187,656
6.00%, 10/07/39(a)	30	31,490
6.80%, 09/15/37(a)	100	111,384
7.75%, 10/14/52(a)	75	93,364
Engie SA, 5.88%, 04/10/54(a)	5	5,125
Entergy Arkansas LLC
2.65%, 06/15/51	55	33,865
3.35%, 06/15/52	45	31,765
4.20%, 04/01/49	70	58,220
5.75%, 06/01/54	35	36,360
Entergy Corp., 3.75%, 06/15/50	80	58,907
Entergy Louisiana LLC
2.90%, 03/15/51	75	48,341
3.10%, 06/15/41	50	37,385
4.20%, 09/01/48	95	78,462
4.20%, 04/01/50	80	65,814
4.75%, 09/15/52	70	63,052
4.95%, 01/15/45	85	79,123
5.70%, 03/15/54	50	51,619
Entergy Mississippi LLC
3.85%, 06/01/49	24	18,675
5.85%, 06/01/54	30	31,614
Entergy Texas Inc.
3.55%, 09/30/49	75	55,107
4.50%, 03/30/39	35	32,508
5.00%, 09/15/52	45	42,315
5.55%, 09/15/54	25	25,115
5.80%, 09/01/53	50	52,345
Evergy Kansas Central Inc.
3.25%, 09/01/49	40	28,167
3.45%, 04/15/50	10	7,290
4.10%, 04/01/43	45	37,989
4.13%, 03/01/42	61	52,313
4.25%, 12/01/45	45	38,545
5.70%, 03/15/53	50	51,368
Security	Par (000)	Value
Electric (continued)
Evergy Metro Inc.
4.20%, 06/15/47	$45	$37,407
4.20%, 03/15/48	25	20,847
5.30%, 10/01/41	50	49,970
Series 2019, 4.13%, 04/01/49	55	45,152
Eversource Energy, 3.45%, 01/15/50	90	65,517
Exelon Corp.
4.10%, 03/15/52	85	68,611
4.45%, 04/15/46	110	94,854
4.70%, 04/15/50	100	88,678
4.95%, 06/15/35	25	24,546
5.10%, 06/15/45	90	85,565
5.60%, 03/15/53	120	121,598
5.63%, 06/15/35	30	31,522
FirstEnergy Corp.
Series C, 3.40%, 03/01/50	85	60,036
Series C, 4.85%, 07/15/47	85	75,439
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)	65	56,167
5.45%, 07/15/44(a)	45	43,519
Florida Power & Light Co.
2.88%, 12/04/51	155	104,113
3.15%, 10/01/49	50	35,968
3.70%, 12/01/47	50	39,894
3.80%, 12/15/42	45	37,561
3.95%, 03/01/48	120	99,743
3.99%, 03/01/49	45	37,534
4.05%, 06/01/42	60	52,120
4.05%, 10/01/44	85	73,080
4.13%, 02/01/42	55	48,432
4.13%, 06/01/48	55	46,678
4.95%, 06/01/35	30	30,385
5.25%, 02/01/41	60	60,518
5.30%, 04/01/53	95	96,748
5.60%, 06/15/54	85	90,296
5.65%, 02/01/37	65	69,491
5.69%, 03/01/40	70	73,933
5.95%, 02/01/38	60	65,731
5.96%, 04/01/39	35	38,066
Georgia Power Co.
4.30%, 03/15/42	135	119,328
4.30%, 03/15/43	65	56,466
5.13%, 05/15/52	85	82,901
Series 10-C, 4.75%, 09/01/40	75	70,442
Series A, 3.25%, 03/15/51	55	39,320
Series B, 3.70%, 01/30/50	55	42,605
Great River Energy
6.25%, 07/01/38(a)	79	79,845
7.23%, 07/01/38(a)	53	56,863
Iberdrola International BV, 6.75%, 07/15/36	55	63,951
Idaho Power Co.
5.50%, 03/15/53	40	39,953
5.80%, 04/01/54	35	36,472
Series K, 4.20%, 03/01/48	5	4,124
Indiana Michigan Power Co.
4.25%, 08/15/48	35	29,198
5.63%, 04/01/53	85	87,955
Series K, 4.55%, 03/15/46	71	62,392
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)	16	13,008
5.70%, 04/01/54(a)	45	46,606
43
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Infraestructura Energetica Nova SAPI de CV, 4.75%, 01/15/51(f)	$200	$149,753
Interchile SA, 4.50%, 06/30/56(f)	200	169,553
Interstate Power & Light Co.
3.50%, 09/30/49	25	18,222
6.25%, 07/15/39	30	32,446
ITC Holdings Corp., 5.30%, 07/01/43	5	4,770
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	8	7,709
Kentucky Utilities Co.
3.30%, 06/01/50	60	42,885
4.38%, 10/01/45	90	77,789
5.13%, 11/01/40	115	113,849
Louisville Gas & Electric Co., 4.25%, 04/01/49	70	58,353
Massachusetts Electric Co.
4.00%, 08/15/46(a)	5	3,982
5.87%, 02/26/54(a)	45	46,819
5.90%, 11/15/39(a)	85	87,966
MidAmerican Energy Co.
2.70%, 08/01/52	95	60,588
3.15%, 04/15/50	80	56,468
3.65%, 08/01/48	70	54,727
3.95%, 08/01/47	85	69,780
4.25%, 05/01/46	5	4,310
4.25%, 07/15/49	110	94,968
4.40%, 10/15/44	45	40,167
4.80%, 09/15/43	25	23,568
5.30%, 02/01/55	20	19,938
5.75%, 11/01/35	55	58,911
5.80%, 10/15/36	25	26,988
5.85%, 09/15/54	75	80,777
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	190,096
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	51,979
Series B, 3.10%, 07/30/51	50	33,484
Monongahela Power Co., 5.40%, 12/15/43(a)	65	63,096
National Grid USA, 5.80%, 04/01/35	70	72,390
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	30	25,712
4.40%, 11/01/48	15	12,973
Nevada Power Co.
6.00%, 03/15/54	70	74,962
Series EE, 3.13%, 08/01/50	20	13,447
Series R, 6.75%, 07/01/37	40	45,814
New England Power Co.
2.81%, 10/06/50(a)	60	38,067
3.80%, 12/05/47(a)	59	45,653
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)	10	6,869
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52	60	39,702
5.11%, 09/29/57(a)	30	28,682
5.25%, 02/28/53	135	131,374
5.55%, 03/15/54	50	50,412
Niagara Mohawk Power Corp.
3.03%, 06/27/50(a)	70	45,836
4.12%, 11/28/42(a)	25	20,781
5.66%, 01/17/54(a)	80	80,631
5.78%, 09/16/52(a)	60	61,474
Northern States Power Co./MN
2.60%, 06/01/51	100	62,912
Security	Par (000)	Value
Electric (continued)
2.90%, 03/01/50	$70	$47,222
3.20%, 04/01/52	55	38,951
3.40%, 08/15/42	76	60,159
3.60%, 05/15/46	70	54,441
3.60%, 09/15/47	65	50,138
4.00%, 08/15/45	25	20,746
4.13%, 05/15/44	55	47,031
4.50%, 06/01/52	45	39,749
5.10%, 05/15/53	95	92,073
5.35%, 11/01/39	50	51,271
5.40%, 03/15/54	90	91,694
Northern States Power Co./WI, 5.65%, 06/15/54	25	26,144
NorthWestern Corp., 4.18%, 11/15/44	5	4,210
NSTAR Electric Co.
3.10%, 06/01/51	45	31,139
4.40%, 03/01/44	55	48,646
4.55%, 06/01/52	60	53,700
4.95%, 09/15/52	40	38,051
5.50%, 03/15/40	10	10,236
Oglethorpe Power Corp.
3.75%, 08/01/50	5	3,741
4.50%, 04/01/47	40	34,055
5.05%, 10/01/48	65	59,763
5.38%, 11/01/40	55	53,460
5.80%, 06/01/54(a)	45	45,922
5.95%, 11/01/39	47	48,684
6.20%, 12/01/53	50	53,359
Ohio Edison Co., 6.88%, 07/15/36	40	46,406
Ohio Power Co.
4.00%, 06/01/49	90	71,051
4.15%, 04/01/48	70	56,878
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	15	11,874
4.15%, 04/01/47(b)	15	12,380
5.60%, 04/01/53	45	45,669
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	75	47,157
3.10%, 09/15/49	90	62,223
3.70%, 05/15/50	60	46,379
3.75%, 04/01/45	55	44,044
3.80%, 09/30/47	50	40,065
3.80%, 06/01/49	70	55,579
4.10%, 11/15/48	60	49,790
4.55%, 12/01/41	50	45,716
4.60%, 06/01/52	45	40,047
4.95%, 09/15/52	75	71,160
5.30%, 06/01/42	45	44,981
5.35%, 10/01/52	15	14,874
5.55%, 06/15/54(a)	80	82,066
7.50%, 09/01/38	35	43,386
Pacific Gas and Electric Co.
3.30%, 08/01/40	145	108,482
3.50%, 08/01/50	220	151,837
3.75%, 08/15/42	45	34,190
3.95%, 12/01/47	110	83,090
4.00%, 12/01/46	20	15,099
4.20%, 06/01/41	70	56,975
4.25%, 03/15/46	15	11,823
4.30%, 03/15/45	95	76,106
4.45%, 04/15/42	40	33,288
4.50%, 07/01/40	170	147,442
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 06/15/43	$25	$21,194
4.75%, 02/15/44	95	81,621
4.95%, 07/01/50	350	305,000
5.25%, 03/01/52	75	67,791
6.70%, 04/01/53	55	60,256
6.75%, 01/15/53	170	186,139
PacifiCorp
2.90%, 06/15/52	70	43,934
3.30%, 03/15/51	90	61,493
4.10%, 02/01/42	60	49,309
4.13%, 01/15/49	80	64,418
4.15%, 02/15/50	90	71,852
5.35%, 12/01/53	130	124,815
5.50%, 05/15/54	125	123,074
5.75%, 04/01/37	85	88,126
5.80%, 01/15/55	145	147,400
6.00%, 01/15/39	65	68,677
6.10%, 08/01/36	35	37,490
6.25%, 10/15/37	75	80,864
6.35%, 07/15/38	35	38,141
PECO Energy Co.
2.85%, 09/15/51	50	32,607
3.00%, 09/15/49	65	44,567
3.70%, 09/15/47	75	59,242
3.90%, 03/01/48	100	81,421
4.15%, 10/01/44	50	42,809
4.38%, 08/15/52	10	8,679
4.60%, 05/15/52	40	35,758
5.95%, 10/01/36	45	49,004
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.88%, 07/17/49(f)	200	170,481
5.25%, 10/24/42(f)	200	186,821
6.15%, 05/21/48(f)	200	203,303
PG&E Wildfire Recovery Funding LLC, Series A-5, 5.10%, 06/01/54	648	653,659
Potomac Electric Power Co.
4.15%, 03/15/43	70	60,608
5.50%, 03/15/54	55	56,278
6.50%, 11/15/37	60	68,478
PPL Electric Utilities Corp.
3.00%, 10/01/49	25	17,486
3.95%, 06/01/47	25	20,738
4.13%, 06/15/44	40	34,533
4.15%, 10/01/45	25	21,584
4.15%, 06/15/48	25	21,332
4.75%, 07/15/43	50	46,799
5.25%, 05/15/53	100	100,363
6.25%, 05/15/39	10	11,239
Progress Energy Inc., 6.00%, 12/01/39	75	79,108
Public Service Co. of Colorado
3.60%, 09/15/42	35	27,620
4.05%, 09/15/49	45	35,907
4.10%, 06/15/48	30	24,171
4.30%, 03/15/44	60	51,349
4.50%, 06/01/52	50	42,793
5.25%, 04/01/53	95	92,112
5.75%, 05/15/54	60	62,725
6.50%, 08/01/38	30	33,741
Series 17, 6.25%, 09/01/37	26	28,590
Series 34, 3.20%, 03/01/50	65	45,272
Security	Par (000)	Value
Electric (continued)
Series 36, 2.70%, 01/15/51	$50	$31,347
Public Service Co. of New Hampshire
3.60%, 07/01/49	35	27,012
5.15%, 01/15/53	35	34,409
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51	10	6,777
Public Service Electric & Gas Co.
2.05%, 08/01/50	85	48,671
2.70%, 05/01/50	25	16,414
3.00%, 03/01/51	25	17,219
3.15%, 01/01/50	65	46,562
3.20%, 08/01/49	45	32,694
3.60%, 12/01/47	65	50,768
3.80%, 03/01/46	90	73,526
3.85%, 05/01/49	50	40,786
3.95%, 05/01/42	75	63,880
5.13%, 03/15/53	75	74,288
5.30%, 08/01/54	50	50,959
5.45%, 08/01/53	40	41,277
5.45%, 03/01/54	65	67,459
5.50%, 03/01/40	15	15,541
5.80%, 05/01/37	30	32,495
Puget Sound Energy Inc.
2.89%, 09/15/51	50	32,524
3.25%, 09/15/49	45	31,052
4.22%, 06/15/48	53	43,979
4.30%, 05/20/45	30	25,525
5.45%, 06/01/53	25	25,303
5.64%, 04/15/41	41	41,790
5.69%, 06/15/54	50	52,089
5.76%, 10/01/39	35	37,179
5.80%, 03/15/40	20	20,629
6.27%, 03/15/37	65	71,385
San Diego Gas & Electric Co.
3.70%, 03/15/52	40	30,543
4.15%, 05/15/48	45	37,684
4.50%, 08/15/40	45	42,031
5.35%, 04/01/53	75	74,914
5.55%, 04/15/54	55	56,550
6.00%, 06/01/39	35	38,589
Series RRR, 3.75%, 06/01/47	20	15,744
Series TTT, 4.10%, 06/15/49	55	45,277
Series UUU, 3.32%, 04/15/50	45	32,393
Series WWW, 2.95%, 08/15/51	70	47,958
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(f)	200	194,770
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(f)	200	201,729
Sempra
3.80%, 02/01/38	120	102,246
4.00%, 02/01/48	100	79,364
6.00%, 10/15/39	55	57,645
Sierra Pacific Power Co., 5.90%, 03/15/54	65	69,073
Southern California Edison Co.
3.45%, 02/01/52	65	46,887
3.65%, 02/01/50	135	102,028
4.00%, 04/01/47	190	153,738
4.05%, 03/15/42	61	51,185
4.50%, 09/01/40	75	67,754
4.65%, 10/01/43	100	90,742
5.50%, 03/15/40	60	61,133
45
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/01/53	$60	$61,440
5.75%, 04/15/54	40	41,607
5.88%, 12/01/53	90	94,396
6.05%, 03/15/39	60	64,410
Series 04-G, 5.75%, 04/01/35	5	5,280
Series 05-E, 5.35%, 07/15/35	60	61,680
Series 06-E, 5.55%, 01/15/37	30	31,373
Series 08-A, 5.95%, 02/01/38	61	65,061
Series 13-A, 3.90%, 03/15/43	40	32,773
Series 20A, 2.95%, 02/01/51	50	33,147
Series B, 4.88%, 03/01/49	70	64,531
Series C, 3.60%, 02/01/45	70	53,918
Series C, 4.13%, 03/01/48	145	119,232
Series E, 5.45%, 06/01/52	15	14,882
Series H, 3.65%, 06/01/51	30	22,421
Southern Co. (The)
4.25%, 07/01/36	75	69,123
4.40%, 07/01/46	215	187,648
Southern Power Co.
5.15%, 09/15/41	80	77,615
5.25%, 07/15/43	40	38,721
Series F, 4.95%, 12/15/46	55	49,936
Southwestern Electric Power Co.
3.25%, 11/01/51	70	46,574
6.20%, 03/15/40	30	32,144
Series J, 3.90%, 04/01/45	60	46,804
Series L, 3.85%, 02/01/48	35	26,372
Southwestern Public Service Co.
3.40%, 08/15/46	50	35,515
3.70%, 08/15/47	35	26,211
3.75%, 06/15/49	40	30,390
4.50%, 08/15/41	65	57,416
6.00%, 06/01/54	50	52,944
Series 6, 4.40%, 11/15/48	25	20,776
Series 8, 3.15%, 05/01/50	90	60,700
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(f)	200	202,225
Tampa Electric Co.
3.45%, 03/15/51	34	24,722
3.63%, 06/15/50	30	22,625
4.10%, 06/15/42	35	29,904
4.30%, 06/15/48	33	28,003
4.35%, 05/15/44	29	25,110
4.45%, 06/15/49	15	13,172
5.00%, 07/15/52	30	28,389
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(c)(f)	175	165,291
Toledo Edison Co. (The), 6.15%, 05/15/37	26	28,578
TransAlta Corp., 6.50%, 03/15/40	35	36,385
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	15	14,575
Tucson Electric Power Co.
3.25%, 05/01/51	30	20,799
4.00%, 06/15/50	20	15,817
4.85%, 12/01/48	15	13,620
5.50%, 04/15/53	30	29,857
Union Electric Co.
2.63%, 03/15/51	75	46,941
3.25%, 10/01/49	60	42,687
3.65%, 04/15/45	65	50,789
3.90%, 09/15/42	50	42,040
Security	Par (000)	Value
Electric (continued)
3.90%, 04/01/52	$25	$20,077
4.00%, 04/01/48	45	36,960
5.25%, 01/15/54	50	49,201
5.30%, 08/01/37	35	36,169
5.45%, 03/15/53	60	60,507
8.45%, 03/15/39	26	34,389
Virginia Electric & Power Co.
2.45%, 12/15/50	115	68,675
2.95%, 11/15/51	90	59,432
3.30%, 12/01/49	75	53,229
4.00%, 01/15/43	70	58,705
4.45%, 02/15/44	80	71,111
4.60%, 12/01/48	25	22,122
5.35%, 01/15/54	70	69,592
5.45%, 04/01/53	95	95,013
5.70%, 08/15/53	50	51,783
6.35%, 11/30/37	5	5,517
8.88%, 11/15/38	40	54,675
Series A, 6.00%, 05/15/37	55	59,215
Series B, 3.80%, 09/15/47	84	65,547
Series B, 4.20%, 05/15/45	35	29,644
Series B, 6.00%, 01/15/36	55	59,362
Series C, 4.00%, 11/15/46	50	40,695
Series C, 4.63%, 05/15/52	85	75,114
Series D, 4.65%, 08/15/43	85	77,366
Wisconsin Electric Power Co.
4.30%, 10/15/48	10	8,627
5.70%, 12/01/36	35	38,071
Wisconsin Power and Light Co., 6.38%, 08/15/37	45	49,114
Wisconsin Public Service Corp.
2.85%, 12/01/51	40	25,993
3.30%, 09/01/49	30	21,845
3.67%, 12/01/42	20	16,287
4.75%, 11/01/44	50	46,783
Xcel Energy Inc.
3.50%, 12/01/49	70	50,152
6.50%, 07/01/36	35	38,273
		34,974,347
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50	85	57,126
2.80%, 12/21/51	65	43,077
5.25%, 11/15/39	40	41,804
		142,007
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46	75	64,517
Honeywell International Inc.
2.80%, 06/01/50	110	76,048
3.81%, 11/21/47	95	78,014
5.00%, 03/01/35	100	102,543
5.25%, 03/01/54	75	76,135
5.35%, 03/01/64	55	56,288
5.38%, 03/01/41	75	77,711
5.70%, 03/15/36	65	70,735
5.70%, 03/15/37	86	93,247
Tyco Electronics Group SA, 7.13%, 10/01/37	55	65,909
		761,147
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	73	71,445
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%, 08/11/41(f)	$200	$160,157
Cellnex Finance Co. SA, 3.88%, 07/07/41(a)	40	32,882
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)	20	13,602
Mexico City Airport Trust, 5.50%, 07/31/47(f)	200	170,240
		376,881
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42	400	319,987
5.14%, 03/15/52	690	523,834
5.39%, 03/15/62	235	176,961
		1,020,782
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50	40	28,168
5.20%, 11/15/34	50	51,500
5.70%, 05/15/41	45	47,028
6.20%, 03/01/40	50	55,253
Waste Connections Inc.
2.95%, 01/15/52	95	64,351
3.05%, 04/01/50	55	38,629
Waste Management Inc.
2.50%, 11/15/50	55	35,015
2.95%, 06/01/41	35	26,450
4.10%, 03/01/45	60	51,959
4.15%, 07/15/49	75	65,287
		463,640
Food — 0.9%
Campbell Soup Co.
3.13%, 04/24/50	50	34,139
4.80%, 03/15/48	80	72,771
Conagra Brands Inc.
5.30%, 11/01/38	128	125,970
5.40%, 11/01/48	105	101,268
General Mills Inc.
3.00%, 02/01/51	50	33,513
4.70%, 04/17/48	55	50,276
5.40%, 06/15/40	45	45,430
Grupo Bimbo SAB de CV
4.00%, 09/06/49(c)(f)	200	160,661
4.70%, 11/10/47(c)(f)	200	177,862
Hershey Co. (The)
2.65%, 06/01/50	55	35,687
3.13%, 11/15/49	61	43,950
3.38%, 08/15/46	5	3,854
Hormel Foods Corp., 3.05%, 06/03/51	65	45,590
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(f)	200	171,157
Ingredion Inc., 3.90%, 06/01/50	45	35,108
J.M. Smucker Co. (The)
2.75%, 09/15/41	50	34,555
3.55%, 03/15/50	15	10,893
4.25%, 03/15/35	109	102,404
4.38%, 03/15/45	36	31,388
6.50%, 11/15/43	85	93,217
6.50%, 11/15/53	120	134,193
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	115	89,919
6.50%, 12/01/52	125	131,449
Security	Par (000)	Value
Food (continued)
7.25%, 11/15/53(a)	$110	$125,614
Kellanova
4.50%, 04/01/46	70	62,107
5.75%, 05/16/54	30	31,874
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	58,689
Kraft Heinz Foods Co.
4.38%, 06/01/46	300	256,275
4.63%, 10/01/39	36	33,516
4.88%, 10/01/49	165	150,518
5.00%, 07/15/35	90	91,154
5.00%, 06/04/42	100	94,271
5.20%, 07/15/45	185	177,103
5.50%, 06/01/50	85	84,855
6.50%, 02/09/40	65	72,193
6.88%, 01/26/39	95	109,851
7.13%, 08/01/39(a)	90	106,026
Kroger Co. (The)
3.88%, 10/15/46	30	23,601
3.95%, 01/15/50	110	86,800
4.45%, 02/01/47	110	94,397
4.65%, 01/15/48	75	66,455
5.00%, 04/15/42	25	23,657
5.15%, 08/01/43	30	28,651
5.40%, 07/15/40	15	14,912
5.40%, 01/15/49	60	58,816
5.50%, 09/15/54	105	102,771
5.65%, 09/15/64	125	122,306
6.90%, 04/15/38	66	76,066
Mars Inc.
2.38%, 07/16/40(a)	50	34,821
2.45%, 07/16/50(a)	20	12,072
3.88%, 04/01/39(a)	110	96,996
3.95%, 04/01/44(a)	50	42,064
3.95%, 04/01/49(a)	135	110,333
4.13%, 04/01/54(a)	53	43,821
4.20%, 04/01/59(a)	65	53,377
McCormick & Co. Inc./MD, 4.20%, 08/15/47	41	36,276
Mondelez International Inc., 2.63%, 09/04/50	125	79,223
Nestle Holdings Inc.
2.63%, 09/14/51(a)	20	13,023
3.90%, 09/24/38(a)	265	241,562
4.00%, 09/24/48(a)	20	17,037
4.70%, 01/15/53(a)	150	142,254
Sysco Corp.
3.15%, 12/14/51	65	44,246
3.30%, 02/15/50	55	39,549
4.45%, 03/15/48	65	56,004
4.50%, 04/01/46	50	43,606
4.85%, 10/01/45	43	39,399
5.38%, 09/21/35	20	20,687
6.60%, 04/01/40	35	39,094
6.60%, 04/01/50	134	154,200
Tesco PLC, 6.15%, 11/15/37(a)	30	31,082
Tyson Foods Inc.
4.55%, 06/02/47	85	72,624
5.10%, 09/28/48	150	138,837
5.15%, 08/15/44	50	46,790
		5,566,709
47
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47	$40	$37,000
5.50%, 04/30/49(f)	200	186,685
International Paper Co.
4.35%, 08/15/48	92	78,379
4.40%, 08/15/47	79	67,609
4.80%, 06/15/44	75	68,588
5.00%, 09/15/35	40	40,123
6.00%, 11/15/41	75	80,225
Suzano Austria GmbH, 7.00%, 03/16/47(f)	200	215,827
		774,436
Gas — 0.4%
APA Infrastructure Ltd., 5.00%, 03/23/35(a)	15	14,464
Atmos Energy Corp.
2.85%, 02/15/52	80	52,172
3.38%, 09/15/49	50	36,801
4.13%, 10/15/44	40	34,574
4.13%, 03/15/49	70	58,266
4.15%, 01/15/43	50	43,618
4.30%, 10/01/48	85	72,824
5.50%, 06/15/41	45	46,495
5.75%, 10/15/52	70	74,534
6.20%, 11/15/53	50	56,510
Boston Gas Co.
4.49%, 02/15/42(a)	30	25,436
6.12%, 07/20/53(a)	45	46,262
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(a)	83	65,595
4.49%, 03/04/49(a)	45	36,348
4.50%, 03/10/46(a)	50	41,267
6.42%, 07/18/54(a)	50	51,862
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	46	37,343
5.85%, 01/15/41	50	51,758
East Ohio Gas Co. (The), 3.00%, 06/15/50(a)	45	28,938
KeySpan Gas East Corp.
3.59%, 01/18/52(a)	65	45,623
5.82%, 04/01/41(a)	65	64,680
NiSource Inc.
3.95%, 03/30/48	90	71,406
4.38%, 05/15/47	125	106,517
4.80%, 02/15/44	80	73,150
5.00%, 06/15/52	50	46,811
5.25%, 02/15/43	10	9,677
5.65%, 02/01/45	70	70,612
5.95%, 06/15/41	50	52,139
ONE Gas Inc.
4.50%, 11/01/48	10	8,733
4.66%, 02/01/44	105	95,342
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	60	42,267
3.64%, 11/01/46	60	45,275
4.65%, 08/01/43	10	9,080
5.05%, 05/15/52	40	37,111
5.10%, 02/15/35	25	24,961
Southern California Gas Co.
3.75%, 09/15/42	60	48,563
5.13%, 11/15/40	20	19,751
5.60%, 04/01/54	50	51,783
5.75%, 06/01/53	65	67,657
6.35%, 11/15/52	70	78,815
Security	Par (000)	Value
Gas (continued)
Series UU, 4.13%, 06/01/48	$55	$45,434
Series VV, 4.30%, 01/15/49	50	42,320
Series WW, 3.95%, 02/15/50	45	35,773
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	65	51,934
4.40%, 06/01/43	39	33,740
4.40%, 05/30/47	60	50,695
5.88%, 03/15/41	51	53,541
Southwest Gas Corp.
3.18%, 08/15/51	30	19,371
3.80%, 09/29/46	20	15,348
4.15%, 06/01/49	40	31,718
Washington Gas Light Co.
3.65%, 09/15/49	42	32,206
Series K, 3.80%, 09/15/46	90	70,794
		2,427,894
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	65	45,946
4.10%, 03/01/48	30	25,582
Stanley Black & Decker Inc.
2.75%, 11/15/50	91	55,158
4.85%, 11/15/48	55	49,443
5.20%, 09/01/40	30	29,473
		205,602
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36	219	221,587
4.75%, 04/15/43	65	64,041
4.90%, 11/30/46	330	326,531
5.30%, 05/27/40	75	79,231
6.00%, 04/01/39	15	17,006
6.15%, 11/30/37	83	94,075
Alcon Finance Corp.
3.80%, 09/23/49(a)	50	39,487
5.75%, 12/06/52(a)	10	10,518
Baxter International Inc.
3.13%, 12/01/51	90	60,083
3.50%, 08/15/46	35	25,717
Boston Scientific Corp.
4.55%, 03/01/39	10	9,629
4.70%, 03/01/49	49	45,703
6.50%, 11/15/35	27	30,866
7.38%, 01/15/40	40	49,014
Danaher Corp.
2.60%, 10/01/50	105	67,583
2.80%, 12/10/51	115	76,646
4.38%, 09/15/45	65	59,199
DH Europe Finance II SARL
3.25%, 11/15/39	105	86,888
3.40%, 11/15/49	97	73,584
GE HealthCare Technologies Inc., 6.38%, 11/22/52	105	119,599
Koninklijke Philips NV
5.00%, 03/15/42	45	42,141
6.88%, 03/11/38	50	56,810
Medtronic Inc.
4.38%, 03/15/35	270	264,284
4.63%, 03/15/45	194	182,365
Revvity Inc., 3.63%, 03/15/51	50	36,495
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Solventum Corp.
5.90%, 04/30/54(a)	$135	$136,688
6.00%, 05/15/64(a)	55	55,239
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51	65	48,846
Stryker Corp.
2.90%, 06/15/50	15	10,310
4.10%, 04/01/43	50	43,223
4.38%, 05/15/44	70	62,602
4.63%, 03/15/46	105	96,552
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	110	81,728
4.10%, 08/15/47	81	70,035
5.30%, 02/01/44	40	40,385
5.40%, 08/10/43	65	67,570
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45	50	43,737
5.75%, 11/30/39	25	26,128
		2,922,125
Health Care - Services — 2.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	30	20,202
Adventist Health System/West, 3.63%, 03/01/49	45	33,225
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	57	44,021
4.27%, 08/15/48	31	27,819
Series 2020, 3.01%, 06/15/50	55	39,444
Aetna Inc.
3.88%, 08/15/47	110	83,396
4.13%, 11/15/42	60	49,084
4.50%, 05/15/42	65	56,605
4.75%, 03/15/44	35	30,796
6.63%, 06/15/36	106	117,505
6.75%, 12/15/37	45	50,198
AHS Hospital Corp.
5.02%, 07/01/45	35	34,731
Series 2021, 2.78%, 07/01/51	55	36,670
Allina Health System
2.90%, 11/15/51	5	3,405
Series 2019, 3.89%, 04/15/49	60	49,037
Ascension Health
3.95%, 11/15/46	95	81,581
4.85%, 11/15/53	95	94,193
Series B, 3.11%, 11/15/39	35	28,432
Banner Health
2.91%, 01/01/42	40	30,127
2.91%, 01/01/51	30	21,006
Series 2020, 3.18%, 01/01/50	35	25,787
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(b)	5	3,156
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	49,436
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	65	54,412
Baylor Scott & White Holdings
3.97%, 11/15/46	15	12,957
4.19%, 11/15/45	70	62,516
Series 2021, 2.84%, 11/15/50	100	69,331
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	40	28,600
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	10	7,244
Security	Par (000)	Value
Health Care - Services (continued)
Children's Health System of Texas, 2.51%, 08/15/50	$55	$35,089
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	30	26,533
Series 2020, 2.59%, 02/01/50	55	36,431
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	45	40,829
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	20	13,581
City of Hope
Series 2013, 5.62%, 11/15/43	25	25,058
Series 2018, 4.38%, 08/15/48	60	50,892
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	44,110
CommonSpirit Health
3.82%, 10/01/49	87	69,979
3.91%, 10/01/50	75	59,605
4.19%, 10/01/49	121	101,326
4.35%, 11/01/42	95	84,051
5.55%, 12/01/54	5	5,118
6.46%, 11/01/52	30	34,506
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	10	6,872
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	40	31,133
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	55	41,600
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	40	32,576
Dignity Health, 4.50%, 11/01/42	35	31,489
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	65	55,147
Elevance Health Inc.
3.13%, 05/15/50	100	69,447
3.60%, 03/15/51	105	78,550
3.70%, 09/15/49	95	73,134
4.38%, 12/01/47	148	127,745
4.55%, 03/01/48	90	79,285
4.55%, 05/15/52	65	56,683
4.63%, 05/15/42	105	96,412
4.65%, 01/15/43	115	105,340
4.65%, 08/15/44	95	86,243
5.10%, 01/15/44	71	68,418
5.13%, 02/15/53	125	119,059
5.65%, 06/15/54	115	118,011
5.85%, 01/15/36	50	53,458
5.95%, 12/15/34	10	10,736
6.10%, 10/15/52	85	92,268
6.38%, 06/15/37	50	55,548
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	5	5,013
Hackensack Meridian Health Inc.
4.21%, 07/01/48	65	57,545
4.50%, 07/01/57	50	45,193
Series 2020, 2.68%, 09/01/41	15	10,910
Series 2020, 2.88%, 09/01/50	63	43,597
Hartford HealthCare Corp., 3.45%, 07/01/54	25	18,596
HCA Inc.
3.50%, 07/15/51	170	119,299
4.38%, 03/15/42	25	21,320
4.63%, 03/15/52	220	186,024
5.13%, 06/15/39	115	111,245
5.25%, 06/15/49	225	208,743
5.50%, 06/15/47	175	169,210
5.90%, 06/01/53	100	101,919
49
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 09/15/54	$70	$71,609
6.00%, 04/01/54	170	175,376
6.10%, 04/01/64	65	66,710
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(a)	115	78,046
5.88%, 06/15/54(a)	75	77,277
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	20	16,476
Humana Inc.
3.95%, 08/15/49	60	46,564
4.63%, 12/01/42	56	49,298
4.80%, 03/15/47	85	75,032
4.95%, 10/01/44	95	86,369
5.50%, 03/15/53	90	87,102
5.75%, 04/15/54	45	45,077
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	45	38,649
Series 2021, 2.85%, 11/01/51	40	27,523
Inova Health System Foundation, 4.07%, 05/15/52	25	21,767
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	60	46,564
Iowa Health System, Series 2020, 3.67%, 02/15/50	40	31,671
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	30	25,274
Kaiser Foundation Hospitals
4.15%, 05/01/47	119	104,390
4.88%, 04/01/42	90	88,164
Series 2019, 3.27%, 11/01/49	120	90,456
Series 2021, 2.81%, 06/01/41	170	129,003
Series 2021, 3.00%, 06/01/51	130	91,904
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	98	88,496
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	40	34,114
Series 2017, 3.77%, 07/01/48	35	29,036
Series 2020, 3.19%, 07/01/49	45	33,378
Series 2020, 3.34%, 07/01/60	50	35,847
Mayo Clinic
3.77%, 11/15/43	40	34,159
Series 2013, 4.00%, 11/15/47	35	30,116
Series 2016, 4.13%, 11/15/52	30	26,412
Series 2021, 3.20%, 11/15/61	80	56,729
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	50	44,249
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	31,086
Memorial Health Services, 3.45%, 11/01/49	40	31,024
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	55	48,941
5.00%, 07/01/42	45	44,546
Series 2015, 4.20%, 07/01/55	5	4,408
Series 2020, 2.96%, 01/01/50	60	43,101
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	15	10,120
Montefiore Obligated Group
4.29%, 09/01/50	45	31,759
Series 18-C, 5.25%, 11/01/48	45	37,341
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	15	11,998
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	55	42,490
Series 2019, 3.74%, 07/01/49	55	37,967
Series 2020, 3.39%, 07/01/50	20	12,895
MultiCare Health System, 2.80%, 08/15/50	30	18,897
MyMichigan Health, Series 2020, 3.41%, 06/01/50	45	33,342
Security	Par (000)	Value
Health Care - Services (continued)
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	$5	$4,781
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	45	31,937
2.61%, 08/01/60(b)	10	6,039
4.02%, 08/01/45	75	65,842
4.06%, 08/01/56	5	4,288
Series 2019, 3.95%	40	30,078
Northwell Healthcare Inc.
3.81%, 11/01/49	55	43,109
3.98%, 11/01/46	60	48,944
4.26%, 11/01/47	80	67,779
Novant Health Inc.
2.64%, 11/01/36	90	71,552
3.17%, 11/01/51	85	60,485
NYU Langone Hospitals
4.37%, 07/01/47(b)	65	59,850
4.78%, 07/01/44	25	24,100
Series 2020, 3.38%, 07/01/55	35	25,682
OhioHealth Corp.
2.83%, 11/15/41	5	3,774
Series 2020, 3.04%, 11/15/50	50	37,245
Orlando Health Obligated Group
3.33%, 10/01/50	25	19,079
4.09%, 10/01/48	45	39,376
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	55	50,462
Series 2020, 3.22%, 11/15/50	35	24,233
Piedmont Healthcare Inc., 2.86%, 01/01/52	55	37,224
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	100	61,932
Series A, 3.93%, 10/01/48	50	39,632
Series I, 3.74%, 10/01/47	30	23,754
Quest Diagnostics Inc., 4.70%, 03/30/45	40	36,895
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	40	29,195
Roche Holdings Inc.
2.61%, 12/13/51(a)	200	129,523
4.00%, 11/28/44(a)	130	114,069
7.00%, 03/01/39(a)	145	178,463
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	60	40,124
Sentara Healthcare, 2.93%, 11/01/51	5	3,487
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	25	16,638
Stanford Health Care
3.03%, 08/15/51	5	3,571
Series 2018, 3.80%, 11/15/48	93	78,240
Sutter Health
5.55%, 08/15/53	60	64,036
Series 2018, 4.09%, 08/15/48	36	30,925
Series 20A, 3.16%, 08/15/40	20	15,915
Series 20A, 3.36%, 08/15/50	60	45,135
Texas Health Resources
2.33%, 11/15/50	10	6,185
4.33%, 11/15/55	40	35,950
Toledo Hospital (The)
4.98%, 11/15/45	30	23,332
5.75%, 11/15/38	90	91,477
6.02%, 11/15/48	45	41,292
Trinity Health Corp.
4.13%, 12/01/45	55	48,368
Series 2019, 3.43%, 12/01/48	50	39,605
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2021, 2.63%, 12/01/40	$15	$11,072
UnitedHealth Group Inc.
2.75%, 05/15/40	70	52,286
2.90%, 05/15/50	125	85,093
3.05%, 05/15/41	170	130,860
3.13%, 05/15/60	35	23,290
3.25%, 05/15/51	195	140,658
3.50%, 08/15/39	140	117,745
3.70%, 08/15/49	140	110,155
3.75%, 10/15/47	85	68,069
3.88%, 08/15/59	130	100,568
3.95%, 10/15/42	85	73,018
4.20%, 01/15/47	105	90,576
4.25%, 03/15/43	63	56,747
4.25%, 04/15/47	85	73,840
4.25%, 06/15/48	150	129,539
4.38%, 03/15/42	85	77,318
4.45%, 12/15/48	105	93,840
4.63%, 07/15/35	110	109,161
4.63%, 11/15/41	85	80,058
4.75%, 07/15/45	207	195,514
4.75%, 05/15/52	205	190,139
4.95%, 05/15/62	120	112,151
5.05%, 04/15/53	205	198,472
5.20%, 04/15/63	190	184,072
5.38%, 04/15/54	160	161,746
5.50%, 07/15/44	275	283,297
5.50%, 04/15/64	125	126,938
5.63%, 07/15/54	275	287,175
5.75%, 07/15/64	230	241,344
5.80%, 03/15/36	90	97,337
5.88%, 02/15/53	220	237,895
5.95%, 02/15/41	50	54,073
6.05%, 02/15/63	160	175,565
6.50%, 06/15/37	50	57,191
6.63%, 11/15/37	60	69,732
6.88%, 02/15/38	80	94,874
UPMC, 5.38%, 05/15/43	20	20,533
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	30	20,704
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	39	35,186
Series 2021, 3.07%, 03/01/51	45	30,699
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	55	34,893
		13,369,569
Holding Companies - Diversified — 0.3%
Gaci First Investment Co.
4.88%, 02/14/35(f)	200	196,781
5.13%, 02/14/53(f)	200	180,760
5.38%, 01/29/54(f)	200	186,110
JAB Holdings BV, 3.75%, 05/28/51(a)	35	23,501
MDGH GMTN RSC Ltd.
3.40%, 06/07/51(f)	200	149,794
3.70%, 11/07/49(f)	200	159,119
3.95%, 05/21/50(f)	200	164,975
Temasek Financial I Ltd.
2.50%, 10/06/70(a)	250	161,871
5.38%, 11/23/39(a)	250	280,840
		1,503,751
Security	Par (000)	Value
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61	$15	$12,794
6.00%, 01/15/43	60	63,069
PulteGroup Inc., 6.00%, 02/15/35	50	53,424
		129,287
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51	65	43,371
Whirlpool Corp.
4.50%, 06/01/46	61	50,198
4.60%, 05/15/50	45	36,746
		130,315
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47	85	69,854
5.00%, 06/15/52	25	24,197
Kimberly-Clark Corp.
2.88%, 02/07/50(b)	30	21,124
3.20%, 07/30/46	65	48,595
3.90%, 05/04/47	70	58,267
5.30%, 03/01/41	30	30,928
6.63%, 08/01/37	100	117,670
SC Johnson & Son Inc.
4.75%, 10/15/46(a)	40	36,015
4.80%, 09/01/40(a)	50	46,539
		453,189
Housewares — 0.0%
Newell Brands Inc.
6.88%, 04/01/36	48	45,687
7.00%, 04/01/46	70	60,502
		106,189
Insurance — 2.2%
Aflac Inc.
4.00%, 10/15/46	30	24,838
4.75%, 01/15/49	80	74,149
AIA Group Ltd.
3.20%, 09/16/40(a)	205	157,252
4.50%, 03/16/46(a)	55	49,814
Alleghany Corp.
3.25%, 08/15/51	50	35,798
4.90%, 09/15/44	45	43,478
Allstate Corp. (The)
3.85%, 08/10/49	60	48,086
4.20%, 12/15/46	85	72,288
4.50%, 06/15/43	60	53,991
5.55%, 05/09/35	50	52,585
5.95%, 04/01/36	50	54,380
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(c)	55	57,030
American Financial Group Inc./OH, 4.50%, 06/15/47	50	44,386
American International Group Inc.
3.88%, 01/15/35	5	4,617
4.38%, 06/30/50	115	100,008
4.50%, 07/16/44	95	84,513
4.75%, 04/01/48	115	106,103
4.80%, 07/10/45	70	65,138
6.25%, 05/01/36	25	27,460
AmFam Holdings Inc., 3.83%, 03/11/51(a)	72	44,744
Aon Corp., 6.25%, 09/30/40	40	43,497
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	75	48,673
3.90%, 02/28/52	80	62,294
51
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon Global Ltd.
4.60%, 06/14/44	$50	$44,454
4.75%, 05/15/45	79	71,644
Aon North America Inc., 5.75%, 03/01/54	210	217,171
Arch Capital Finance LLC, 5.03%, 12/15/46	50	46,825
Arch Capital Group Ltd., 3.64%, 06/30/50	120	90,575
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	55	52,521
Arthur J Gallagher & Co.
3.05%, 03/09/52	55	35,652
3.50%, 05/20/51	90	64,944
5.75%, 03/02/53	87	88,288
5.75%, 07/15/54	75	76,638
6.75%, 02/15/54	35	40,386
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (1mo. LIBOR US + 2.2150%)(a)(c)	25	22,669
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51	60	42,824
Athene Holding Ltd.
3.45%, 05/15/52	80	53,391
3.95%, 05/25/51	80	59,591
6.25%, 04/01/54	55	57,086
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	95	61,292
2.85%, 10/15/50	215	147,347
3.85%, 03/15/52	240	197,267
4.20%, 08/15/48	233	209,261
4.25%, 01/15/49	186	168,529
4.30%, 05/15/43	70	64,718
4.40%, 05/15/42	100	96,109
5.75%, 01/15/40	63	69,542
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	130	127,026
Brighthouse Financial Inc.
3.85%, 12/22/51	50	32,794
4.70%, 06/22/47	114	90,467
Brown & Brown Inc., 4.95%, 03/17/52	60	54,163
Chubb Corp. (The)
6.00%, 05/11/37	51	56,134
Series 1, 6.50%, 05/15/38	70	80,903
Chubb INA Holdings LLC
2.85%, 12/15/51	65	44,294
3.05%, 12/15/61	115	76,398
4.15%, 03/13/43	55	48,242
4.35%, 11/03/45	165	148,131
6.70%, 05/15/36	30	34,798
Cincinnati Financial Corp., 6.13%, 11/01/34	30	32,057
Corebridge Financial Inc.
4.35%, 04/05/42	65	56,033
4.40%, 04/05/52	140	115,940
Empower Finance 2020 LP, 3.08%, 09/17/51(a)	40	26,799
Equitable Holdings Inc., 5.00%, 04/20/48	68	63,461
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	120	78,251
3.50%, 10/15/50	105	73,792
4.87%, 06/01/44	50	45,100
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(a)	50	50,554
6.35%, 03/22/54(a)	40	41,931
Farmers Exchange Capital III, 5.45%, 10/15/54, (3-mo. LIBOR US + 3.454%)(a)(c)	60	51,760
Farmers Insurance Exchange, 4.75%, 11/01/57, (3-mo. LIBOR US + 3.231%)(a)(c)	45	35,219
Fidelity National Financial Inc., 3.20%, 09/17/51	40	26,019
Security	Par (000)	Value
Insurance (continued)
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)	$5	$5,338
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(a)	110	96,959
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(a)	65	53,416
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)	35	24,984
4.85%, 01/24/77(a)	45	41,044
4.88%, 06/19/64(a)	55	50,684
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	15	9,938
3.60%, 08/19/49	70	53,262
4.30%, 04/15/43	40	35,223
4.40%, 03/15/48	55	48,041
5.95%, 10/15/36	45	48,477
6.10%, 10/01/41	95	101,746
Hill City Funding Trust, 4.05%, 08/15/41(a)	90	71,880
Jackson Financial Inc., 4.00%, 11/23/51	70	50,954
Liberty Mutual Group Inc.
3.95%, 10/15/50(a)	205	154,881
3.95%, 05/15/60(a)	75	53,216
4.30%, 02/01/61(a)	85	55,837
5.50%, 06/15/52(a)	65	62,744
7.80%, 03/07/87(a)	50	54,154
Lincoln National Corp.
4.35%, 03/01/48	55	43,903
4.38%, 06/15/50	35	27,746
7.00%, 06/15/40	60	68,359
Loews Corp.
4.13%, 05/15/43	80	68,032
6.00%, 02/01/35	10	10,880
Manulife Financial Corp., 5.38%, 03/04/46	105	106,546
Markel Group Inc.
3.45%, 05/07/52	65	44,987
4.15%, 09/17/50	61	48,765
4.30%, 11/01/47	45	37,010
5.00%, 04/05/46	40	36,301
5.00%, 05/20/49	60	54,681
6.00%, 05/16/54	70	72,580
Marsh & McLennan Companies Inc.
2.90%, 12/15/51	55	36,375
4.20%, 03/01/48	70	59,816
4.35%, 01/30/47	55	47,943
4.75%, 03/15/39	70	67,961
4.90%, 03/15/49	140	132,516
5.45%, 03/15/53	70	71,622
5.45%, 03/15/54	60	61,588
5.70%, 09/15/53	95	100,889
6.25%, 11/01/52	45	51,495
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	30	19,262
3.38%, 04/15/50(a)	40	28,681
3.73%, 10/15/70(a)	71	50,087
4.90%, 04/01/77(a)	95	83,236
5.67%, 12/01/52(a)	85	86,134
MBIA Inc., 5.70%, 12/01/34(b)	38	34,169
MetLife Capital Trust IV, 7.88%, 12/15/67(a)	30	32,946
MetLife Inc.
4.05%, 03/01/45	110	92,807
4.13%, 08/13/42	96	83,487
4.60%, 05/13/46	105	96,108
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.72%, 12/15/44	$55	$50,595
4.88%, 11/13/43	106	100,869
5.00%, 07/15/52	125	120,262
5.25%, 01/15/54	115	115,231
5.30%, 12/15/34	50	51,851
5.70%, 06/15/35	110	117,833
5.88%, 02/06/41	65	69,394
6.40%, 12/15/66	140	147,569
10.75%, 08/01/69	31	42,256
Mutual of Omaha Insurance Co., 6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(c)	35	36,279
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)	115	90,085
5.30%, 11/18/44(a)	40	38,574
6.75%, 05/15/87	20	20,374
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)	140	110,798
9.38%, 08/15/39(a)	80	106,861
New York Life Insurance Co.
3.75%, 05/15/50(a)	145	112,815
4.45%, 05/15/69(a)	100	84,846
6.75%, 11/15/39(a)	115	133,531
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(a)	110	79,664
3.63%, 09/30/59(a)	150	108,844
3.85%, 09/30/47(a)	140	111,424
6.06%, 03/30/40(a)	125	134,864
Old Republic International Corp., 3.85%, 06/11/51	90	66,032
Pacific Life Insurance Co., 4.30%, 10/24/67, (3-mo. LIBOR US + 2.796%)(a)(c)	90	73,017
Pacific LifeCorp.
3.35%, 09/15/50(a)	50	35,595
5.13%, 01/30/43(a)	50	47,933
5.40%, 09/15/52(a)	100	99,787
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)	55	37,406
Pine Street Trust II, 5.57%, 02/15/49(a)	110	105,967
Principal Financial Group Inc.
4.30%, 11/15/46	60	51,657
4.35%, 05/15/43	31	27,518
4.63%, 09/15/42	20	18,426
5.50%, 03/15/53	10	10,070
6.05%, 10/15/36	40	43,495
Progressive Corp. (The)
3.70%, 03/15/52	65	51,035
3.95%, 03/26/50	50	41,148
4.13%, 04/15/47	92	78,997
4.20%, 03/15/48	60	51,863
4.35%, 04/25/44	45	40,425
Provident Financing Trust I, 7.41%, 03/15/38	25	27,038
Prudential Financial Inc.
3.00%, 03/10/40	50	38,761
3.70%, 03/13/51	160	122,745
3.91%, 12/07/47	100	80,659
3.94%, 12/07/49	130	104,543
4.35%, 02/25/50	130	112,508
4.42%, 03/27/48	55	47,864
4.60%, 05/15/44	98	89,871
5.70%, 12/14/36	55	58,722
6.63%, 12/01/37	40	46,163
6.63%, 06/21/40	55	62,578
Security	Par (000)	Value
Insurance (continued)
Securian Financial Group Inc., 4.80%, 04/15/48(a)	$35	$31,119
Selective Insurance Group Inc., 5.38%, 03/01/49	50	48,461
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(a)	145	103,102
4.27%, 05/15/47(a)	240	204,545
4.90%, 09/15/44(a)	145	135,793
6.85%, 12/16/39(a)	100	117,574
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	58,140
Travelers Companies Inc. (The)
2.55%, 04/27/50	50	31,936
3.05%, 06/08/51	50	35,291
3.75%, 05/15/46	35	28,268
4.00%, 05/30/47	95	79,823
4.05%, 03/07/48	60	51,094
4.10%, 03/04/49	75	63,996
4.30%, 08/25/45	60	53,014
4.60%, 08/01/43	30	28,031
5.35%, 11/01/40	75	76,864
5.45%, 05/25/53	95	99,037
6.25%, 06/15/37	80	89,943
6.75%, 06/20/36	60	70,016
Unum Group
4.13%, 06/15/51	15	11,472
4.50%, 12/15/49	70	57,680
5.75%, 08/15/42	60	59,813
W R Berkley Corp.
3.15%, 09/30/61	45	28,676
3.55%, 03/30/52	25	18,238
4.00%, 05/12/50	70	56,394
4.75%, 08/01/44	60	55,012
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(a)	60	42,007
5.15%, 01/15/49(a)	30	28,137
Willis North America Inc.
3.88%, 09/15/49	55	42,410
5.05%, 09/15/48	50	45,908
5.90%, 03/05/54	85	87,457
XL Group Ltd., 5.25%, 12/15/43	55	53,527
		13,503,222
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41	200	141,501
3.15%, 02/09/51	230	157,005
3.25%, 02/09/61	10	6,587
4.00%, 12/06/37	55	48,896
4.20%, 12/06/47	235	197,096
4.40%, 12/06/57	65	54,814
4.50%, 11/28/34	60	57,741
Alphabet Inc.
1.90%, 08/15/40	220	152,235
2.05%, 08/15/50	350	210,646
2.25%, 08/15/60	85	50,802
Amazon.com Inc.
2.50%, 06/03/50	270	172,826
2.70%, 06/03/60	218	135,562
2.88%, 05/12/41	170	131,995
3.10%, 05/12/51	290	209,005
3.25%, 05/12/61	180	126,230
3.88%, 08/22/37	270	247,922
3.95%, 04/13/52	270	227,250
4.05%, 08/22/47	302	262,888
53
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.10%, 04/13/62	$140	$117,616
4.25%, 08/22/57	250	219,848
4.80%, 12/05/34	110	113,210
4.95%, 12/05/44	180	181,972
eBay Inc.
3.65%, 05/10/51	70	52,449
4.00%, 07/15/42	115	95,584
Meta Platforms Inc.
4.45%, 08/15/52	300	268,231
4.65%, 08/15/62	150	134,896
5.40%, 08/15/54	210	214,265
5.55%, 08/15/64	190	194,877
5.60%, 05/15/53	275	289,638
5.75%, 05/15/63	175	185,979
Prosus NV
3.83%, 02/08/51(f)	200	133,316
4.03%, 08/03/50(f)	200	139,133
Tencent Holdings Ltd.
3.24%, 06/03/50(f)	200	140,017
3.29%, 06/03/60(f)	200	132,883
3.84%, 04/22/51(f)	200	156,140
3.93%, 01/19/38(f)	200	175,930
		5,536,985
Iron & Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/54	50	50,271
7.75%, 10/15/39	60	66,693
7.75%, 03/01/41	70	74,377
Cleveland-Cliffs Inc., 6.25%, 10/01/40	30	26,250
Nucor Corp.
2.98%, 12/15/55	84	53,384
3.85%, 04/01/52	85	67,397
6.40%, 12/01/37	85	96,428
Steel Dynamics Inc., 3.25%, 10/15/50	45	30,633
U.S. Steel Corp., 6.65%, 06/01/37	30	31,116
Vale Overseas Ltd.
6.88%, 11/21/36	75	82,280
6.88%, 11/10/39	110	119,817
Vale SA, 5.63%, 09/11/42	50	50,133
		748,779
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52	35	28,575
Harley-Davidson Inc., 4.63%, 07/28/45	35	29,914
		58,489
Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	40	37,104
Caterpillar Inc.
3.25%, 09/19/49	120	89,372
3.25%, 04/09/50	135	100,763
3.80%, 08/15/42	190	162,255
4.30%, 05/15/44	65	59,152
4.75%, 05/15/64	35	32,584
5.20%, 05/27/41	86	87,829
6.05%, 08/15/36	60	67,707
Deere & Co.
2.88%, 09/07/49	55	38,703
3.75%, 04/15/50	115	95,574
3.90%, 06/09/42	109	95,066
Dover Corp.
5.38%, 10/15/35	40	41,997
Security	Par (000)	Value
Machinery (continued)
5.38%, 03/01/41	$45	$45,620
Ingersoll Rand Inc., 5.70%, 06/15/54	30	31,238
Otis Worldwide Corp.
3.11%, 02/15/40	85	65,858
3.36%, 02/15/50	80	58,757
Rockwell Automation Inc.
2.80%, 08/15/61	20	12,220
4.20%, 03/01/49	75	65,112
Xylem Inc./New York, 4.38%, 11/01/46	20	17,477
		1,204,388
Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46	70	50,146
3.25%, 08/26/49	115	83,370
3.63%, 10/15/47	70	54,557
3.70%, 04/15/50	50	38,945
3.88%, 06/15/44	25	20,622
4.00%, 09/14/48	115	97,683
5.70%, 03/15/37	67	72,743
Eaton Corp.
3.92%, 09/15/47	15	12,540
4.15%, 11/02/42	110	97,672
4.70%, 08/23/52	95	89,277
Illinois Tool Works Inc.
3.90%, 09/01/42	100	86,604
4.88%, 09/15/41	51	50,380
Parker-Hannifin Corp.
4.00%, 06/14/49	90	74,524
4.10%, 03/01/47	70	58,987
4.20%, 11/21/34	70	66,776
4.45%, 11/21/44	55	49,017
6.25%, 05/15/38	25	27,891
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	190,964
3.30%, 09/15/46(a)	15	11,478
4.20%, 03/16/47(a)	275	240,934
4.40%, 05/27/45(a)	50	45,541
		1,520,651
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	165	115,259
3.50%, 03/01/42	145	99,929
3.70%, 04/01/51	225	143,542
3.85%, 04/01/61	185	112,623
3.90%, 06/01/52	255	167,088
3.95%, 06/30/62	175	108,305
4.40%, 12/01/61	165	111,146
4.80%, 03/01/50	275	209,013
5.13%, 07/01/49	130	103,962
5.25%, 04/01/53	165	134,861
5.38%, 04/01/38	105	95,375
5.38%, 05/01/47	265	221,697
5.50%, 04/01/63	105	84,478
5.75%, 04/01/48	218	189,603
6.38%, 10/23/35	200	202,499
6.48%, 10/23/45	321	307,114
6.83%, 10/23/55	70	69,485
Comcast Corp.
2.45%, 08/15/52	155	91,850
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
2.65%, 08/15/62	$140	$80,778
2.80%, 01/15/51	225	145,501
2.89%, 11/01/51	520	340,997
2.94%, 11/01/56	625	397,141
2.99%, 11/01/63	409	252,288
3.20%, 07/15/36	95	80,229
3.25%, 11/01/39	116	92,972
3.40%, 07/15/46	175	132,495
3.45%, 02/01/50	230	170,354
3.75%, 04/01/40	160	135,905
3.90%, 03/01/38	100	88,469
3.97%, 11/01/47	244	199,009
4.00%, 08/15/47	105	86,052
4.00%, 03/01/48	140	114,466
4.00%, 11/01/49	196	159,865
4.05%, 11/01/52	100	81,232
4.40%, 08/15/35	109	104,489
4.60%, 10/15/38	134	128,121
4.60%, 08/15/45	105	95,447
4.65%, 07/15/42	90	83,743
4.70%, 10/15/48	215	198,168
4.75%, 03/01/44	75	69,723
4.95%, 10/15/58	115	108,123
5.35%, 05/15/53	160	160,198
5.50%, 05/15/64	155	156,218
5.65%, 06/15/35	110	116,511
5.65%, 06/01/54	100	104,524
6.50%, 11/15/35	55	62,165
6.55%, 07/01/39	10	11,339
6.95%, 08/15/37	25	29,336
Cox Communications Inc.
2.95%, 10/01/50(a)	65	40,010
3.60%, 06/15/51(a)	90	62,715
4.50%, 06/30/43(a)	61	51,465
4.60%, 08/15/47(a)	5	4,197
4.70%, 12/15/42(a)	25	21,333
4.80%, 02/01/35(a)	70	66,057
5.80%, 12/15/53(a)	95	92,602
5.95%, 09/01/54(a)	40	39,494
8.38%, 03/01/39(a)	50	61,366
Discovery Communications LLC
5.00%, 09/20/37	70	59,739
5.20%, 09/20/47	175	138,187
6.35%, 06/01/40	150	142,814
Fox Corp.
5.48%, 01/25/39	155	154,607
5.58%, 01/25/49	125	120,902
Grupo Televisa SAB
5.00%, 05/13/45	45	39,125
5.25%, 05/24/49	25	22,467
6.13%, 01/31/46	95	94,730
6.63%, 01/15/40	119	121,855
Historic TW Inc., 8.30%, 01/15/36(e)	15	16,463
NBCUniversal Media LLC
4.45%, 01/15/43	70	62,870
5.95%, 04/01/41	80	85,304
Paramount Global
4.38%, 03/15/43	150	108,445
4.60%, 01/15/45	65	46,060
4.85%, 07/01/42	54	41,768
4.90%, 08/15/44	40	30,201
Security	Par (000)	Value
Media (continued)
4.95%, 05/19/50	$105	$78,461
5.25%, 04/01/44	35	27,148
5.85%, 09/01/43	130	110,132
5.90%, 10/15/40	35	30,356
6.88%, 04/30/36	134	133,841
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	40	44,880
Thomson Reuters Corp.
5.50%, 08/15/35	45	46,858
5.65%, 11/23/43	30	30,432
5.85%, 04/15/40	55	57,607
Time Warner Cable LLC
4.50%, 09/15/42	119	90,403
5.50%, 09/01/41	90	77,526
5.88%, 11/15/40	120	108,332
6.55%, 05/01/37	150	148,255
6.75%, 06/15/39	150	148,770
7.30%, 07/01/38	190	199,596
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	42,288
3.70%, 12/01/42	70	57,838
4.13%, 06/01/44	146	126,597
4.38%, 08/16/41	50	45,397
Series E, 4.13%, 12/01/41	60	53,049
Walt Disney Co. (The)
2.75%, 09/01/49	225	149,280
3.50%, 05/13/40	210	174,061
3.60%, 01/13/51	320	249,155
3.80%, 05/13/60	25	19,440
4.63%, 03/23/40	100	96,350
4.70%, 03/23/50(b)	150	141,945
4.75%, 09/15/44	65	60,902
4.75%, 11/15/46	70	65,247
4.95%, 10/15/45	75	72,258
5.40%, 10/01/43	95	97,123
6.15%, 03/01/37	31	34,555
6.15%, 02/15/41	75	83,385
6.20%, 12/15/34	120	134,852
6.40%, 12/15/35	81	91,865
6.65%, 11/15/37	130	151,484
7.75%, 12/01/45	40	52,440
		11,610,571
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	80	68,273
4.38%, 06/15/45	20	18,298
Valmont Industries Inc.
5.00%, 10/01/44	60	56,147
5.25%, 10/01/54	5	4,649
		147,367
Mining — 0.8%
Anglo American Capital PLC, 4.75%, 03/16/52(c)(f)	200	171,646
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	30,628
Barrick Gold Corp., 6.45%, 10/15/35	30	33,334
Barrick North America Finance LLC
5.70%, 05/30/41	99	102,211
5.75%, 05/01/43	104	107,369
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	100	105,889
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	125	110,396
55
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
5.00%, 09/30/43	$260	$254,592
5.50%, 09/08/53	85	88,379
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50(f)	200	144,811
4.25%, 07/17/42(a)	200	163,633
4.38%, 02/05/49(f)	200	162,255
4.50%, 08/01/47(f)	200	166,191
5.63%, 09/21/35(a)	100	101,663
5.63%, 10/18/43(c)(f)	200	192,778
6.30%, 09/08/53(f)	200	207,283
Freeport-McMoRan Inc.
5.40%, 11/14/34	55	55,981
5.45%, 03/15/43	195	189,957
Fresnillo PLC, 4.25%, 10/02/50(f)	200	152,222
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	50	48,532
6.00%, 11/15/41(a)	40	40,441
6.90%, 11/15/37(a)	74	82,672
Glencore Funding LLC
3.38%, 09/23/51(a)	20	13,258
3.88%, 04/27/51(a)	75	55,429
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.80%, 05/15/50(f)	200	193,872
Industrias Penoles SAB de CV, 4.75%, 08/06/50(f)	200	158,484
Newmont Corp.
4.88%, 03/15/42	100	96,320
5.45%, 06/09/44	90	90,667
5.88%, 04/01/35	90	96,841
6.25%, 10/01/39	90	99,836
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 05/13/50(a)	40	34,304
5.75%, 11/15/41(a)	30	31,197
Rio Tinto Alcan Inc., 5.75%, 06/01/35	35	37,834
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	136	88,910
5.20%, 11/02/40	130	131,236
Rio Tinto Finance USA PLC
4.13%, 08/21/42	55	48,378
4.75%, 03/22/42	70	66,956
5.13%, 03/09/53	120	119,131
Southern Copper Corp.
5.25%, 11/08/42	100	96,308
5.88%, 04/23/45	160	163,559
6.75%, 04/16/40	135	152,124
7.50%, 07/27/35	125	147,535
		4,635,042
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	30	21,529
6.75%, 12/15/39	35	27,578
		49,107
Oil & Gas — 3.3%
Apache Corp.
4.75%, 04/15/43	35	28,575
5.10%, 09/01/40	140	123,730
5.25%, 02/01/42	50	44,081
5.35%, 07/01/49	45	38,446
6.00%, 01/15/37	50	51,360
BP Capital Markets America Inc.
2.77%, 11/10/50	180	116,907
Security	Par (000)	Value
Oil & Gas (continued)
2.94%, 06/04/51	$235	$157,614
3.00%, 02/24/50	230	157,359
3.00%, 03/17/52	145	98,110
3.06%, 06/17/41	165	125,779
3.38%, 02/08/61	225	155,831
5.23%, 11/17/34	100	102,992
Burlington Resources LLC, 5.95%, 10/15/36	10	10,859
Canadian Natural Resources Ltd.
4.95%, 06/01/47	90	80,506
5.85%, 02/01/35	10	10,376
6.25%, 03/15/38	120	127,891
6.50%, 02/15/37	65	70,133
6.75%, 02/01/39	45	49,838
Cenovus Energy Inc.
3.75%, 02/15/52	105	76,526
5.25%, 06/15/37	32	31,454
5.40%, 06/15/47	72	68,961
6.75%, 11/15/39	38	42,487
Chevron Corp., 3.08%, 05/11/50	120	86,565
Chevron USA Inc.
2.34%, 08/12/50	75	45,997
5.25%, 11/15/43	43	44,544
6.00%, 03/01/41	45	49,833
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	400	399,544
ConocoPhillips Co.
3.76%, 03/15/42	115	95,439
3.80%, 03/15/52	135	106,792
4.03%, 03/15/62	190	150,806
4.30%, 11/15/44	115	101,041
5.30%, 05/15/53	110	109,325
5.55%, 03/15/54	130	133,746
5.70%, 09/15/63	55	57,346
5.90%, 05/15/38	20	21,624
5.95%, 03/15/46	55	59,254
6.50%, 02/01/39	140	160,519
Continental Resources Inc./OK, 4.90%, 06/01/44	80	67,953
Devon Energy Corp.
4.75%, 05/15/42	89	78,005
5.00%, 06/15/45	85	75,843
5.60%, 07/15/41	135	131,744
5.75%, 09/15/54	100	97,096
Diamondback Energy Inc.
4.25%, 03/15/52	100	80,237
4.40%, 03/24/51	65	53,851
5.75%, 04/18/54	135	135,025
5.90%, 04/18/64	100	100,818
6.25%, 03/15/53	80	85,240
Ecopetrol SA
5.88%, 05/28/45	201	149,387
5.88%, 11/02/51	100	71,978
7.38%, 09/18/43(b)	90	81,596
8.38%, 01/19/36	220	223,122
Eni SpA
5.70%, 10/01/40(a)	35	34,294
5.95%, 05/15/54(a)	5	5,126
EOG Resources Inc.
3.90%, 04/01/35	35	32,288
4.95%, 04/15/50	95	90,071
Equinor ASA
3.25%, 11/18/49	140	102,503
3.63%, 04/06/40	50	42,062
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.70%, 04/06/50	$145	$115,117
3.95%, 05/15/43	102	87,261
4.25%, 11/23/41	60	53,844
4.80%, 11/08/43	110	105,957
5.10%, 08/17/40	70	70,061
Exxon Mobil Corp.
3.00%, 08/16/39	75	60,399
3.10%, 08/16/49	140	100,628
3.45%, 04/15/51	305	231,416
3.57%, 03/06/45	120	96,960
4.11%, 03/01/46	280	243,496
4.23%, 03/19/40	235	215,909
4.33%, 03/19/50	295	261,685
Hess Corp.
5.60%, 02/15/41	135	137,979
5.80%, 04/01/47	45	46,674
6.00%, 01/15/40	90	95,513
KazMunayGas National Co. JSC
5.75%, 04/19/47(c)(f)	200	180,352
6.38%, 10/24/48(f)	200	194,498
Marathon Oil Corp.
5.20%, 06/01/45	60	57,404
6.60%, 10/01/37	80	89,594
Marathon Petroleum Corp.
4.50%, 04/01/48	60	50,283
4.75%, 09/15/44	85	74,713
5.00%, 09/15/54	50	43,713
6.50%, 03/01/41	135	145,548
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	90	97,337
Murphy Oil Corp., 5.88%, 12/01/42	40	36,457
Occidental Petroleum Corp.
4.20%, 03/15/48	35	27,274
4.40%, 04/15/46	40	32,748
6.05%, 10/01/54	100	101,628
6.20%, 03/15/40	74	76,845
6.45%, 09/15/36	190	205,993
6.60%, 03/15/46	125	134,966
7.95%, 06/15/39	25	30,057
Ovintiv Inc.
6.50%, 02/01/38	45	47,680
6.63%, 08/15/37	40	42,651
7.10%, 07/15/53	50	56,427
Pertamina Persero PT
4.18%, 01/21/50(f)	200	162,148
5.63%, 05/20/43(f)	200	200,547
6.00%, 05/03/42(f)	200	207,545
6.45%, 05/30/44(f)	200	217,725
Petrobras Global Finance BV
5.50%, 06/10/51	50	41,714
6.75%, 01/27/41	115	115,476
6.85%	200	187,115
6.88%, 01/20/40	40	40,527
6.90%, 03/19/49	80	79,238
7.25%, 03/17/44	110	116,244
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	126,318
Petroleos Mexicanos
5.50%, 06/27/44(b)	50	31,231
5.63%, 01/23/46(b)	100	62,082
6.35%, 02/12/48	140	92,081
6.38%, 01/23/45	150	100,579
6.50%, 06/02/41	155	108,602
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 06/15/35	$225	$176,648
6.75%, 09/21/47	550	374,574
6.95%, 01/28/60	430	293,705
7.69%, 01/23/50	850	631,606
Petronas Capital Ltd.
3.40%, 04/28/61(f)	200	141,625
4.50%, 03/18/45(f)	200	181,810
4.55%, 04/21/50(f)	300	271,502
Phillips 66
3.30%, 03/15/52	110	74,841
4.88%, 11/15/44	195	179,617
5.88%, 05/01/42	170	177,605
Phillips 66 Co.
4.68%, 02/15/45	65	57,786
4.90%, 10/01/46	60	54,711
5.65%, 06/15/54	65	64,991
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(f)	200	156,735
QatarEnergy
3.13%, 07/12/41(f)	400	315,081
3.30%, 07/12/51(f)	400	296,791
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	183,933
Saudi Arabian Oil Co.
3.25%, 11/24/50(f)	400	278,847
3.50%, 11/24/70(f)	200	134,414
4.25%, 04/16/39(f)	400	362,957
4.38%, 04/16/49(f)	200	170,624
5.75%, 07/17/54(a)	200	200,913
5.88%, 07/17/64(a)	200	200,355
Shell International Finance BV
2.88%, 11/26/41	70	52,149
3.00%, 11/26/51	120	82,290
3.13%, 11/07/49	150	106,452
3.25%, 04/06/50	220	159,704
3.63%, 08/21/42	50	41,014
3.75%, 09/12/46	140	112,877
4.00%, 05/10/46	245	205,516
4.13%, 05/11/35	155	148,193
4.38%, 05/11/45	325	289,714
4.55%, 08/12/43	145	135,226
5.50%, 03/25/40	100	104,682
6.38%, 12/15/38	290	331,007
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(f)	200	179,836
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(f)	300	274,207
Sinopec Group Overseas Development 2018 Ltd., 3.10%, 01/08/51(f)	200	148,384
Suncor Energy Inc.
3.75%, 03/04/51	100	73,781
4.00%, 11/15/47	84	65,284
5.95%, 12/01/34	15	15,917
6.50%, 06/15/38	145	159,694
6.80%, 05/15/38	120	134,171
6.85%, 06/01/39	45	50,308
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	139,503
TotalEnergies Capital International SA
2.99%, 06/29/41	132	100,183
3.13%, 05/29/50	286	203,172
3.39%, 06/29/60	20	14,228
3.46%, 07/12/49	145	109,719
57
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital SA
5.49%, 04/05/54	$145	$149,637
5.64%, 04/05/64	85	88,322
Transocean Inc.
6.80%, 03/15/38	65	54,999
9.35%, 12/15/41	20	18,807
Valero Energy Corp.
3.65%, 12/01/51	90	64,453
4.00%, 06/01/52	50	38,176
4.90%, 03/15/45	75	69,428
6.63%, 06/15/37	145	160,228
YPF SA, 7.00%, 12/15/47(f)	90	70,160
		19,801,760
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	120	117,984
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	153	127,334
Halliburton Co.
4.50%, 11/15/41	60	53,489
4.75%, 08/01/43	103	94,066
4.85%, 11/15/35	131	129,357
5.00%, 11/15/45	190	178,149
6.70%, 09/15/38	88	100,389
7.45%, 09/15/39	100	122,087
NOV Inc., 3.95%, 12/01/42	129	101,765
		1,024,620
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51	70	47,992
4.05%, 12/15/49	60	48,627
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)	5	5,261
Sonoco Products Co., 5.75%, 11/01/40	45	46,396
Stora Enso OYJ, 7.25%, 04/15/36(a)	25	27,376
		175,652
Pharmaceuticals — 3.4%
AbbVie Inc.
4.05%, 11/21/39	435	393,771
4.25%, 11/21/49	620	540,362
4.30%, 05/14/36	130	124,516
4.40%, 11/06/42	285	261,727
4.45%, 05/14/46	216	195,741
4.50%, 05/14/35	285	279,761
4.55%, 03/15/35	204	201,209
4.63%, 10/01/42	50	47,017
4.70%, 05/14/45	300	282,047
4.75%, 03/15/45	55	52,290
4.85%, 06/15/44	140	134,755
4.88%, 11/14/48	210	201,716
5.35%, 03/15/44	70	72,219
5.40%, 03/15/54	325	336,770
5.50%, 03/15/64	160	166,100
AstraZeneca PLC
2.13%, 08/06/50	40	23,490
3.00%, 05/28/51	100	70,489
4.00%, 09/18/42	91	79,838
4.38%, 11/16/45	108	98,223
4.38%, 08/17/48	75	67,761
6.45%, 09/15/37	320	368,793
Bayer U.S. Finance II LLC
3.95%, 04/15/45(a)	133	98,229
Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 07/15/44(a)	$180	$143,918
4.63%, 06/25/38(a)	115	102,050
4.70%, 07/15/64(a)	86	66,708
4.88%, 06/25/48(a)	80	67,917
5.50%, 07/30/35(a)	50	49,147
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)	60	65,454
Becton Dickinson & Co.
3.79%, 05/20/50	35	27,683
4.67%, 06/06/47	163	147,123
4.69%, 12/15/44	113	102,934
Bristol-Myers Squibb Co.
2.35%, 11/13/40	105	73,072
2.55%, 11/13/50	170	105,226
3.25%, 08/01/42	95	73,731
3.55%, 03/15/42	10	8,158
3.70%, 03/15/52	235	180,480
3.90%, 03/15/62	115	87,805
4.13%, 06/15/39	230	208,194
4.25%, 10/26/49	395	336,702
4.35%, 11/15/47	155	134,886
4.55%, 02/20/48	125	112,156
4.63%, 05/15/44	105	97,248
5.00%, 08/15/45	45	43,926
5.50%, 02/22/44	85	87,786
5.55%, 02/22/54	310	319,938
5.65%, 02/22/64	190	195,646
6.25%, 11/15/53	135	152,342
6.40%, 11/15/63	100	114,504
Cardinal Health Inc.
4.37%, 06/15/47	61	51,499
4.50%, 11/15/44	35	30,297
4.60%, 03/15/43	40	35,390
4.90%, 09/15/45	45	41,103
Cencora Inc.
4.25%, 03/01/45	55	48,006
4.30%, 12/15/47	55	47,623
Cigna Group (The)
3.20%, 03/15/40	110	84,857
3.40%, 03/15/50	140	99,951
3.40%, 03/15/51	185	131,259
3.88%, 10/15/47	120	93,996
4.80%, 08/15/38	174	166,526
4.80%, 07/15/46	100	91,025
4.90%, 12/15/48	325	296,606
5.60%, 02/15/54	175	175,996
6.13%, 11/15/41	61	65,573
CVS Health Corp.
2.70%, 08/21/40	155	107,163
4.13%, 04/01/40	125	104,545
4.25%, 04/01/50	80	62,875
4.78%, 03/25/38	540	496,573
4.88%, 07/20/35	80	77,313
5.05%, 03/25/48	845	749,009
5.13%, 07/20/45	370	333,773
5.30%, 12/05/43	95	89,241
5.63%, 02/21/53	105	100,393
5.88%, 06/01/53	135	133,045
6.00%, 06/01/44	90	90,661
6.00%, 06/01/63	85	84,436
6.05%, 06/01/54	115	116,151
6.13%, 09/15/39	35	36,238
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
2.25%, 05/15/50	$120	$73,581
2.50%, 09/15/60	95	56,134
3.70%, 03/01/45	30	25,123
3.95%, 05/15/47	50	43,283
3.95%, 03/15/49	95	80,846
4.15%, 03/15/59	65	55,481
4.88%, 02/27/53	140	136,887
4.95%, 02/27/63	110	107,257
5.00%, 02/09/54	155	154,432
5.05%, 08/14/54	35	35,115
5.10%, 02/09/64	150	149,683
5.55%, 03/15/37	75	81,772
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	63	56,232
6.38%, 05/15/38	317	362,570
Johnson & Johnson
2.10%, 09/01/40	110	77,578
2.45%, 09/01/60	125	75,503
3.40%, 01/15/38	130	114,331
3.50%, 01/15/48	98	79,470
3.55%, 03/01/36	130	118,877
3.63%, 03/03/37	172	156,257
3.70%, 03/01/46	225	190,078
3.75%, 03/03/47	105	88,521
4.50%, 09/01/40	75	73,324
4.50%, 12/05/43	75	73,149
4.85%, 05/15/41	30	30,497
5.25%, 06/01/54	70	73,710
5.85%, 07/15/38	70	78,544
5.95%, 08/15/37	85	96,424
Mead Johnson Nutrition Co.
4.60%, 06/01/44	70	62,977
5.90%, 11/01/39	20	21,349
Merck & Co. Inc.
2.35%, 06/24/40	140	99,832
2.45%, 06/24/50	140	87,431
2.75%, 12/10/51	215	141,426
2.90%, 12/10/61	135	84,515
3.60%, 09/15/42	85	70,401
3.70%, 02/10/45	215	176,237
3.90%, 03/07/39	85	76,501
4.00%, 03/07/49	150	126,459
4.15%, 05/18/43	140	124,718
4.90%, 05/17/44	105	102,938
5.00%, 05/17/53	175	172,203
5.15%, 05/17/63	55	54,728
6.55%, 09/15/37	65	75,473
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	60	65,407
Mylan Inc.
5.20%, 04/15/48	85	72,741
5.40%, 11/29/43	60	54,272
Novartis Capital Corp.
2.75%, 08/14/50	140	96,156
3.70%, 09/21/42	60	51,405
4.00%, 11/20/45	140	122,384
4.40%, 05/06/44	187	174,644
Pfizer Inc.
2.55%, 05/28/40	140	101,963
2.70%, 05/28/50	105	70,324
3.90%, 03/15/39	55	49,032
Security	Par (000)	Value
Pharmaceuticals (continued)
4.00%, 12/15/36	$130	$121,762
4.00%, 03/15/49	140	118,109
4.10%, 09/15/38	100	91,886
4.13%, 12/15/46	140	120,355
4.20%, 09/15/48	115	99,640
4.30%, 06/15/43	100	90,341
4.40%, 05/15/44	130	120,998
5.60%, 09/15/40	55	57,810
7.20%, 03/15/39	235	287,505
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	315	311,065
5.30%, 05/19/53	640	643,229
5.34%, 05/19/63	425	421,726
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	200	151,030
3.18%, 07/09/50	215	149,442
3.38%, 07/09/60	55	37,325
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	65	66,787
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	250	184,714
Utah Acquisition Sub Inc., 5.25%, 06/15/46	110	95,469
Viatris Inc.
3.85%, 06/22/40	155	118,336
4.00%, 06/22/50	190	134,785
Wyeth LLC
5.95%, 04/01/37	220	240,435
6.00%, 02/15/36	65	71,698
Zoetis Inc.
3.00%, 05/15/50	45	31,037
3.95%, 09/12/47	60	49,120
4.45%, 08/20/48	35	31,087
4.70%, 02/01/43	130	120,739
		20,289,286
Pipelines — 2.2%
6297782 LLC, 6.18%, 10/01/54(a)	75	74,917
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	185,037
Buckeye Partners LP
5.60%, 10/15/44	35	29,618
5.85%, 11/15/43	45	40,671
Cameron LNG LLC
3.30%, 01/15/35(a)	105	89,342
3.40%, 01/15/38(a)	40	33,657
3.70%, 01/15/39(a)	85	72,070
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	45	36,708
Colonial Pipeline Co.
4.20%, 04/15/43(a)	5	4,318
4.25%, 04/15/48(a)	25	21,092
Columbia Pipeline Group Inc., 5.80%, 06/01/45	50	50,713
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43(a)	60	65,267
6.54%, 11/15/53(a)	135	150,034
6.71%, 08/15/63(a)	55	61,253
DCP Midstream Operating LP
5.60%, 04/01/44	30	29,556
6.45%, 11/03/36(a)	30	32,442
6.75%, 09/15/37(a)	50	55,062
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44	55	48,445
4.80%, 11/01/43	35	31,757
59
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	$200	$161,762
Enbridge Energy Partners LP
5.50%, 09/15/40	56	55,540
7.38%, 10/15/45	60	71,231
Series B, 7.50%, 04/15/38	40	47,860
Enbridge Inc.
3.40%, 08/01/51	60	42,602
4.00%, 11/15/49	70	55,533
4.50%, 06/10/44	65	56,166
5.50%, 12/01/46	93	93,087
5.95%, 04/05/54	80	82,958
6.70%, 11/15/53	140	159,037
Energy Transfer LP
4.90%, 03/15/35	50	48,763
4.95%, 01/15/43	35	31,211
5.00%, 05/15/44	50	44,896
5.00%, 05/15/50	210	186,520
5.15%, 02/01/43	75	68,991
5.15%, 03/15/45	110	100,753
5.30%, 04/01/44	80	74,683
5.30%, 04/15/47	105	97,321
5.35%, 05/15/45	95	88,429
5.40%, 10/01/47	160	149,735
5.95%, 10/01/43	65	65,313
5.95%, 05/15/54	205	206,575
6.00%, 06/15/48	130	131,183
6.05%, 06/01/41	40	40,833
6.05%, 09/01/54	100	102,083
6.10%, 02/15/42	40	40,683
6.13%, 12/15/45	100	102,703
6.25%, 04/15/49	195	202,821
6.50%, 02/01/42	130	139,538
6.63%, 10/15/36	45	49,027
7.50%, 07/01/38	50	58,836
Series 20Y, 5.80%, 06/15/38	50	51,255
EnLink Midstream Partners LP
5.05%, 04/01/45	54	47,352
5.45%, 06/01/47	55	50,505
5.60%, 04/01/44	45	42,078
Enterprise Products Operating LLC
3.20%, 02/15/52	125	86,604
3.30%, 02/15/53	135	94,486
3.70%, 01/31/51	110	84,300
3.95%, 01/31/60	50	38,556
4.20%, 01/31/50	155	130,028
4.25%, 02/15/48	155	131,622
4.45%, 02/15/43	115	102,513
4.80%, 02/01/49	150	137,576
4.85%, 08/15/42	73	68,695
4.85%, 03/15/44	125	116,790
4.90%, 05/15/46	90	84,260
4.95%, 02/15/35	100	100,364
4.95%, 10/15/54	60	55,837
5.10%, 02/15/45	125	120,900
5.55%, 02/16/55	60	60,978
5.70%, 02/15/42	80	82,636
5.95%, 02/01/41	75	80,083
6.13%, 10/15/39	75	81,775
6.45%, 09/01/40	70	78,178
7.55%, 04/15/38	26	31,869
EQM Midstream Partners LP, 6.50%, 07/15/48	60	61,990
Security	Par (000)	Value
Pipelines (continued)
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	$60	$46,074
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	62	55,932
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(f)	200	168,986
2.94%, 09/30/40(f)	183	152,279
3.25%, 09/30/40(f)	200	159,520
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	209,819
6.51%, 02/23/42(f)	200	213,289
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	50	43,477
5.00%, 08/15/42	75	67,986
5.00%, 03/01/43	80	72,210
5.40%, 09/01/44	60	57,076
5.50%, 03/01/44	90	86,923
5.63%, 09/01/41	25	24,576
5.80%, 03/15/35	25	26,006
6.38%, 03/01/41	60	62,885
6.50%, 02/01/37	20	21,663
6.50%, 09/01/39	75	80,965
6.55%, 09/15/40	50	53,577
6.95%, 01/15/38	75	84,313
7.50%, 11/15/40	45	52,775
Kinder Morgan Inc.
3.25%, 08/01/50	70	46,927
3.60%, 02/15/51	120	85,676
5.05%, 02/15/46	100	90,988
5.20%, 03/01/48	90	83,051
5.30%, 12/01/34	70	70,465
5.45%, 08/01/52	85	80,945
5.55%, 06/01/45	170	165,099
5.95%, 08/01/54	40	40,736
MPLX LP
4.50%, 04/15/38	185	168,809
4.70%, 04/15/48	170	146,248
4.90%, 04/15/58	60	51,958
4.95%, 03/14/52	150	132,727
5.20%, 03/01/47	115	107,216
5.20%, 12/01/47	60	55,276
5.50%, 02/15/49	152	145,918
5.65%, 03/01/53	60	58,692
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	53	62,561
Northern Natural Gas Co.
3.40%, 10/16/51(a)	65	44,883
4.30%, 01/15/49(a)	65	53,356
5.63%, 02/01/54(a)	55	55,964
ONEOK Inc.
3.95%, 03/01/50	90	68,254
4.20%, 10/03/47	60	47,761
4.25%, 09/15/46	55	44,639
4.45%, 09/01/49	80	65,157
4.50%, 03/15/50	60	49,224
4.85%, 02/01/49	45	39,384
4.95%, 07/13/47	70	62,391
5.15%, 10/15/43	25	23,553
5.20%, 07/15/48	110	101,067
6.63%, 09/01/53	195	214,923
7.15%, 01/15/51	45	51,144
ONEOK Partners LP
6.13%, 02/01/41	60	61,918
6.20%, 09/15/43	25	25,983
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.65%, 10/01/36	$60	$66,141
6.85%, 10/15/37	70	77,847
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	25	20,562
4.70%, 06/15/44	85	73,271
4.90%, 02/15/45	80	70,538
5.15%, 06/01/42	45	41,642
6.65%, 01/15/37	15	16,296
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	53,406
7.50%, 07/15/38(a)	28	29,244
Sabal Trail Transmission LLC
4.68%, 05/01/38(a)	65	61,426
4.83%, 05/01/48(a)	45	40,220
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	50	52,866
South Bow Canadian Infrastructure Holdings Ltd., 7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(c)	35	36,054
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)	65	55,768
Spectra Energy Partners LP
4.50%, 03/15/45	55	46,958
5.95%, 09/25/43	55	56,170
Targa Resources Corp.
4.95%, 04/15/52	85	75,246
6.25%, 07/01/52	50	52,454
6.50%, 02/15/53	95	104,015
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	65,014
Texas Eastern Transmission LP, 4.15%, 01/15/48(a)	39	31,053
TransCanada PipeLines Ltd.
4.75%, 05/15/38	60	56,873
4.88%, 05/15/48	110	101,139
5.00%, 10/16/43	70	66,505
5.10%, 03/15/49	101	96,257
5.85%, 03/15/36	35	36,503
6.10%, 06/01/40	80	84,822
6.20%, 10/15/37	145	155,224
7.25%, 08/15/38	65	76,461
7.63%, 01/15/39	100	121,782
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	70	55,123
4.45%, 08/01/42	10	9,011
4.60%, 03/15/48	65	56,552
5.40%, 08/15/41	25	24,873
Western Midstream Operating LP
5.25%, 02/01/50	110	98,843
5.30%, 03/01/48	71	63,589
5.45%, 04/01/44	60	55,616
5.50%, 08/15/48	45	40,994
Williams Companies Inc. (The)
3.50%, 10/15/51	85	61,173
4.85%, 03/01/48	100	89,928
4.90%, 01/15/45	60	54,200
5.10%, 09/15/45	120	111,705
5.30%, 08/15/52	90	86,231
5.40%, 03/04/44	60	58,349
5.75%, 06/24/44	85	85,840
5.80%, 11/15/43	55	55,880
6.30%, 04/15/40	80	85,688
		13,348,438
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(a)	35	33,395
Carlyle Finance LLC, 5.65%, 09/15/48(a)	40	40,213
Security	Par (000)	Value
Private Equity (continued)
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	$80	$79,215
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)	70	65,825
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(a)	75	55,453
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(a)	80	57,733
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	115	78,921
		410,755
Real Estate — 0.1%
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(f)	200	182,612
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)	100	110,366
		292,978
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	75	47,743
3.55%, 03/15/52	130	91,803
4.00%, 02/01/50	50	38,406
4.75%, 04/15/35	70	67,564
4.85%, 04/15/49	35	30,955
5.15%, 04/15/53	55	50,547
5.25%, 05/15/36	65	65,003
5.63%, 05/15/54	50	49,126
American Homes 4 Rent LP
3.38%, 07/15/51	40	27,473
4.30%, 04/15/52	35	28,333
American Tower Corp.
2.95%, 01/15/51	97	64,187
3.10%, 06/15/50	110	74,997
3.70%, 10/15/49	65	49,302
AvalonBay Communities Inc.
3.90%, 10/15/46	35	28,384
4.15%, 07/01/47	45	37,940
4.35%, 04/15/48	35	30,441
Brixmor Operating Partnership LP, 5.75%, 02/15/35	50	51,710
Camden Property Trust, 3.35%, 11/01/49	40	28,810
Crown Castle Inc.
2.90%, 04/01/41	125	90,636
3.25%, 01/15/51	86	59,770
4.00%, 11/15/49	45	35,766
4.15%, 07/01/50	60	49,095
4.75%, 05/15/47	31	27,479
5.20%, 02/15/49	50	47,182
Equinix Inc.
2.95%, 09/15/51	80	51,897
3.00%, 07/15/50	60	39,820
3.40%, 02/15/52	10	7,100
ERP Operating LP
4.00%, 08/01/47	20	16,125
4.50%, 07/01/44	75	67,499
4.50%, 06/01/45	50	44,009
Essex Portfolio LP
2.65%, 09/01/50	40	24,418
4.50%, 03/15/48	40	34,627
Federal Realty OP LP, 4.50%, 12/01/44	60	49,956
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)	15	13,572
Healthpeak OP LLC, 6.75%, 02/01/41	40	44,807
Host Hotels & Resorts LP, 5.50%, 04/15/35	25	24,759
Kilroy Realty LP, 6.25%, 01/15/36	55	54,617
Kimco Realty OP LLC
3.70%, 10/01/49	10	7,633
61
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 12/01/46	$60	$47,868
4.25%, 04/01/45	25	20,967
4.45%, 09/01/47	50	41,976
Mid-America Apartments LP, 2.88%, 09/15/51	30	19,413
NNN REIT Inc.
3.00%, 04/15/52	35	22,533
3.10%, 04/15/50	40	26,688
3.50%, 04/15/51	55	39,732
4.80%, 10/15/48	40	35,454
Prologis LP
2.13%, 10/15/50	55	30,514
3.00%, 04/15/50	75	51,146
3.05%, 03/01/50	40	27,459
4.38%, 09/15/48	25	21,922
5.00%, 01/31/35	50	50,355
5.25%, 06/15/53	100	99,290
5.25%, 03/15/54	95	94,172
Public Storage Operating Co., 5.35%, 08/01/53	100	100,909
Realty Income Corp., 4.65%, 03/15/47	65	58,798
Regency Centers LP
4.40%, 02/01/47	40	34,053
4.65%, 03/15/49	35	30,611
Simon Property Group LP
3.25%, 09/13/49	100	70,872
3.80%, 07/15/50	85	65,818
4.25%, 10/01/44	45	38,391
4.25%, 11/30/46	40	33,765
4.75%, 03/15/42	35	32,423
5.85%, 03/08/53	84	87,677
6.65%, 01/15/54	60	69,761
6.75%, 02/01/40	76	86,208
Trust Fibra Uno, 6.39%, 01/15/50(f)	200	166,261
UDR Inc., 3.10%, 11/01/34	30	25,115
Ventas Realty LP
4.38%, 02/01/45	25	21,229
4.88%, 04/15/49	45	40,535
5.70%, 09/30/43	30	30,378
VICI Properties LP
5.63%, 05/15/52	110	104,286
6.13%, 04/01/54	25	25,407
WEA Finance LLC, 4.63%, 09/20/48(a)	65	52,032
Welltower OP LLC
4.95%, 09/01/48	55	52,012
6.50%, 03/15/41	50	55,355
Weyerhaeuser Co., 4.00%, 03/09/52	70	54,859
		3,619,735
Retail — 1.4%
7-Eleven Inc.
2.50%, 02/10/41(a)	80	54,654
2.80%, 02/10/51(a)	145	90,210
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)	75	58,526
3.63%, 05/13/51(a)	25	18,481
4.50%, 07/26/47(a)	70	60,705
5.62%, 02/12/54(a)	90	91,257
Bath & Body Works Inc.
6.75%, 07/01/36	65	66,617
6.88%, 11/01/35	85	87,772
7.60%, 07/15/37	25	24,783
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)	200	148,667
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)	125	96,699
Security	Par (000)	Value
Retail (continued)
Darden Restaurants Inc., 4.55%, 02/15/48	$45	$38,128
Dick's Sporting Goods Inc., 4.10%, 01/15/52	90	67,539
Dollar General Corp.
4.13%, 04/03/50	55	42,196
5.50%, 11/01/52	40	38,070
Dollar Tree Inc., 3.38%, 12/01/51	45	30,148
Home Depot Inc. (The)
2.38%, 03/15/51	140	85,113
2.75%, 09/15/51	130	85,285
3.13%, 12/15/49	140	100,339
3.30%, 04/15/40	120	98,198
3.35%, 04/15/50	165	123,477
3.50%, 09/15/56	85	63,708
3.63%, 04/15/52	175	136,248
3.90%, 06/15/47	132	109,969
4.20%, 04/01/43	110	97,521
4.25%, 04/01/46	165	145,995
4.40%, 03/15/45	100	90,748
4.50%, 12/06/48	180	163,863
4.88%, 02/15/44	100	96,609
4.95%, 09/15/52	120	115,966
5.30%, 06/25/54	90	91,838
5.40%, 09/15/40	76	78,981
5.88%, 12/16/36	309	340,102
5.95%, 04/01/41	122	134,470
Kohl's Corp., 5.55%, 07/17/45	45	29,509
Lowe's Companies Inc.
2.80%, 09/15/41	155	110,604
3.00%, 10/15/50	220	145,294
3.50%, 04/01/51	25	17,986
3.70%, 04/15/46	173	132,938
4.05%, 05/03/47	110	88,995
4.25%, 04/01/52	170	139,216
4.38%, 09/15/45	53	45,441
4.45%, 04/01/62	115	93,917
4.55%, 04/05/49	25	21,612
4.65%, 04/15/42	95	86,587
5.13%, 04/15/50	80	75,358
5.50%, 10/15/35	20	20,979
5.63%, 04/15/53	155	156,514
5.75%, 07/01/53	75	77,254
5.80%, 09/15/62	110	112,000
5.85%, 04/01/63	45	46,074
Macy's Retail Holdings LLC
4.30%, 02/15/43	25	16,898
4.50%, 12/15/34	42	34,755
5.13%, 01/15/42	30	22,772
6.38%, 03/15/37	20	17,460
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	37,568
McDonald's Corp.
3.63%, 05/01/43	60	47,967
3.63%, 09/01/49	190	144,990
3.70%, 02/15/42	50	40,825
4.20%, 04/01/50	85	71,202
4.45%, 03/01/47	115	101,502
4.45%, 09/01/48	85	74,817
4.60%, 05/26/45	75	68,041
4.70%, 12/09/35	84	83,442
4.88%, 07/15/40	35	33,714
4.88%, 12/09/45	175	164,969
5.15%, 09/09/52	85	82,669
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.45%, 08/14/53	$70	$70,887
5.70%, 02/01/39	55	58,562
6.30%, 10/15/37	75	84,094
6.30%, 03/01/38	75	83,905
Nordstrom Inc., 5.00%, 01/15/44	105	83,586
QVC Inc.
5.45%, 08/15/34	45	27,264
5.95%, 03/15/43	30	17,977
Starbucks Corp.
3.35%, 03/12/50	55	39,485
3.50%, 11/15/50	115	85,152
3.75%, 12/01/47	60	46,558
4.30%, 06/15/45	45	38,800
4.45%, 08/15/49	110	95,309
4.50%, 11/15/48	110	96,301
Target Corp.
2.95%, 01/15/52	110	75,443
3.63%, 04/15/46	55	44,338
3.90%, 11/15/47	65	54,080
4.00%, 07/01/42	130	114,850
4.80%, 01/15/53	120	115,002
7.00%, 01/15/38	100	121,121
TJX Companies Inc. (The), 4.50%, 04/15/50	55	50,945
Walgreen Co., 4.40%, 09/15/42(b)	30	20,775
Walgreens Boots Alliance Inc.
4.10%, 04/15/50(b)	86	55,928
4.50%, 11/18/34(b)	35	27,328
4.65%, 06/01/46	35	23,555
4.80%, 11/18/44(b)	90	67,277
Walmart Inc.
2.50%, 09/22/41	140	102,230
2.65%, 09/22/51	150	100,219
2.95%, 09/24/49	100	72,425
3.95%, 06/28/38	140	132,076
4.00%, 04/11/43	70	62,537
4.05%, 06/29/48	205	180,187
4.30%, 04/22/44	50	46,666
4.50%, 09/09/52	115	108,426
4.50%, 04/15/53	180	169,174
5.00%, 10/25/40	60	61,150
5.25%, 09/01/35	80	85,598
5.63%, 04/01/40	75	82,248
5.63%, 04/15/41	20	21,830
6.20%, 04/15/38	75	86,617
6.50%, 08/15/37	15	17,738
Yum! Brands Inc.
5.35%, 11/01/43	30	29,054
6.88%, 11/15/37	40	44,796
		8,618,244
Semiconductors — 1.0%
Advanced Micro Devices Inc., 4.39%, 06/01/52	40	36,611
Analog Devices Inc.
2.80%, 10/01/41	75	55,327
2.95%, 10/01/51	120	82,786
5.30%, 12/15/45	30	30,378
5.30%, 04/01/54	50	51,208
Applied Materials Inc.
2.75%, 06/01/50	70	47,937
4.35%, 04/01/47	97	88,162
5.10%, 10/01/35	50	52,192
5.85%, 06/15/41	60	65,849
Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
3.14%, 11/15/35(a)	$345	$288,391
3.19%, 11/15/36(a)	295	244,173
3.50%, 02/15/41(a)	320	255,671
3.75%, 02/15/51(a)	185	143,784
4.93%, 05/15/37(a)	270	263,924
Intel Corp.
2.80%, 08/12/41	105	71,700
3.05%, 08/12/51	135	83,962
3.10%, 02/15/60	110	64,740
3.20%, 08/12/61	90	52,804
3.25%, 11/15/49	190	123,354
3.73%, 12/08/47	220	156,866
4.10%, 05/19/46	146	112,793
4.10%, 05/11/47	75	57,701
4.25%, 12/15/42	75	60,881
4.60%, 03/25/40	85	74,775
4.75%, 03/25/50	190	159,308
4.80%, 10/01/41	90	79,762
4.90%, 07/29/45	85	74,020
4.90%, 08/05/52	175	148,993
4.95%, 03/25/60	80	67,413
5.05%, 08/05/62	95	79,879
5.60%, 02/21/54	135	127,949
5.63%, 02/10/43	115	111,382
5.70%, 02/10/53	180	172,017
5.90%, 02/10/63	145	140,177
KLA Corp.
3.30%, 03/01/50	115	85,017
4.95%, 07/15/52	140	135,699
5.00%, 03/15/49	70	67,912
5.25%, 07/15/62	40	39,972
Lam Research Corp.
2.88%, 06/15/50	85	58,132
3.13%, 06/15/60	45	30,233
4.88%, 03/15/49	70	67,078
Micron Technology Inc.
3.37%, 11/01/41	50	37,606
3.48%, 11/01/51	50	35,508
NVIDIA Corp.
3.50%, 04/01/40	106	91,658
3.50%, 04/01/50	205	165,871
3.70%, 04/01/60	55	44,594
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	30	21,944
3.25%, 05/11/41	125	94,756
3.25%, 11/30/51	50	34,336
Qualcomm Inc.
3.25%, 05/20/50	100	73,454
4.30%, 05/20/47	172	153,173
4.50%, 05/20/52	110	98,959
4.65%, 05/20/35	110	110,913
4.80%, 05/20/45	165	159,275
6.00%, 05/20/53	115	128,519
Texas Instruments Inc.
2.70%, 09/15/51	55	36,571
3.88%, 03/15/39	90	82,664
4.10%, 08/16/52	25	21,604
4.15%, 05/15/48	175	153,251
5.00%, 03/14/53	65	64,277
5.05%, 05/18/63	130	127,630
63
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.15%, 02/08/54	$80	$80,905
TSMC Arizona Corp., 3.25%, 10/25/51	200	154,519
		6,182,899
Software — 1.2%
Electronic Arts Inc., 2.95%, 02/15/51	20	13,679
Fidelity National Information Services Inc.
3.10%, 03/01/41	70	52,678
4.50%, 08/15/46	35	29,866
Fiserv Inc., 4.40%, 07/01/49	205	175,714
Intuit Inc., 5.50%, 09/15/53	135	141,816
Microsoft Corp.
2.50%, 09/15/50	165	108,677
2.53%, 06/01/50	659	439,324
2.68%, 06/01/60	394	255,004
2.92%, 03/17/52	650	465,915
3.04%, 03/17/62	207	145,101
3.45%, 08/08/36	205	187,389
3.50%, 02/12/35	230	216,453
3.50%, 11/15/42	65	56,200
3.70%, 08/08/46	200	172,625
3.75%, 02/12/45	10	8,856
4.00%, 02/12/55	45	40,157
4.10%, 02/06/37	130	127,580
4.20%, 11/03/35	120	119,984
4.25%, 02/06/47	80	77,293
4.45%, 11/03/45	105	103,622
4.50%, 10/01/40	70	70,851
4.50%, 06/15/47	40	38,574
4.50%, 02/06/57	75	72,963
5.20%, 06/01/39	20	21,749
5.30%, 02/08/41(b)	55	62,964
Oracle Corp.
3.60%, 04/01/40	310	249,403
3.60%, 04/01/50	465	339,504
3.65%, 03/25/41	255	203,575
3.80%, 11/15/37	195	167,575
3.85%, 07/15/36	145	127,459
3.85%, 04/01/60	380	273,555
3.90%, 05/15/35	145	130,946
3.95%, 03/25/51	355	274,176
4.00%, 07/15/46	310	246,508
4.00%, 11/15/47	240	189,680
4.10%, 03/25/61	135	102,172
4.13%, 05/15/45	220	179,590
4.38%, 05/15/55	125	102,710
4.50%, 07/08/44	110	95,391
5.38%, 07/15/40	250	247,326
5.55%, 02/06/53	245	242,729
6.13%, 07/08/39	150	161,873
6.50%, 04/15/38	131	146,114
6.90%, 11/09/52	270	314,320
Salesforce Inc.
2.70%, 07/15/41	135	98,969
2.90%, 07/15/51	195	132,311
3.05%, 07/15/61	135	87,518
		7,318,438
Telecommunications — 2.6%
America Movil SAB de CV
4.38%, 07/16/42	50	44,211
4.38%, 04/22/49	50	43,803
Security	Par (000)	Value
Telecommunications (continued)
6.13%, 11/15/37	$105	$114,238
6.13%, 03/30/40	129	138,662
6.38%, 03/01/35	191	211,887
AT&T Inc.
3.10%, 02/01/43	115	85,791
3.30%, 02/01/52	55	38,305
3.50%, 06/01/41	315	251,655
3.50%, 09/15/53	805	572,434
3.50%, 02/01/61	30	20,623
3.55%, 09/15/55	835	589,915
3.65%, 06/01/51	360	266,595
3.65%, 09/15/59	701	493,037
3.80%, 12/01/57	600	439,456
3.85%, 06/01/60	185	135,523
4.30%, 12/15/42	170	147,663
4.35%, 06/15/45	115	99,251
4.50%, 05/15/35	315	300,436
4.50%, 03/09/48	160	138,114
4.55%, 03/09/49	145	125,524
4.65%, 06/01/44	100	88,746
4.75%, 05/15/46	165	149,173
4.80%, 06/15/44	70	63,604
4.85%, 03/01/39	80	76,945
4.90%, 08/15/37	100	97,337
5.15%, 03/15/42	85	82,537
5.15%, 11/15/46	25	23,970
5.15%, 02/15/50	50	47,837
5.25%, 03/01/37	75	75,508
5.45%, 03/01/47	15	15,024
5.55%, 08/15/41	20	20,233
5.65%, 02/15/47	100	103,462
5.70%, 03/01/57	40	39,969
6.00%, 08/15/40	55	57,723
6.38%, 03/01/41	70	76,424
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	85	64,065
4.30%, 07/29/49	65	55,015
4.46%, 04/01/48	100	86,872
5.55%, 02/15/54	65	65,804
Series US-4, 3.65%, 03/17/51	60	45,399
Series US-6, 3.20%, 02/15/52	75	51,767
Cisco Systems Inc.
5.30%, 02/26/54	195	201,143
5.35%, 02/26/64	105	108,424
5.50%, 01/15/40	220	233,034
5.90%, 02/15/39	170	188,094
Corning Inc.
3.90%, 11/15/49	55	43,972
4.38%, 11/15/57	100	82,416
4.70%, 03/15/37	40	38,746
4.75%, 03/15/42	60	55,436
5.35%, 11/15/48	50	49,412
5.45%, 11/15/79	75	72,826
5.75%, 08/15/40	51	52,680
5.85%, 11/15/68	50	51,701
Deutsche Telekom AG, 3.63%, 01/21/50(a)	150	113,848
Deutsche Telekom International Finance BV, 4.75%, 06/21/38(a)	20	19,212
Embarq Corp., 8.00%, 06/01/36	152	66,850
Juniper Networks Inc., 5.95%, 03/15/41	41	41,858
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	$38	$21,376
Series U, 7.65%, 03/15/42	30	17,034
Motorola Solutions Inc., 5.50%, 09/01/44	41	41,434
Nokia OYJ, 6.63%, 05/15/39	55	58,150
Optics Bidco SpA
Series 2034, 6.00%, 09/30/34(a)	55	53,842
Series 2036, 7.20%, 07/18/36(a)	50	52,505
Series 2038, 7.72%, 06/04/38(a)	55	59,519
Orange SA
5.38%, 01/13/42	50	49,841
5.50%, 02/06/44	30	30,387
Rogers Communications Inc.
3.70%, 11/15/49	116	85,983
4.30%, 02/15/48	85	69,880
4.35%, 05/01/49	143	118,594
4.50%, 03/15/42	80	70,404
4.50%, 03/15/43	60	52,133
4.55%, 03/15/52	220	186,374
5.00%, 03/15/44	80	74,213
5.45%, 10/01/43	25	24,335
7.50%, 08/15/38	75	89,780
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	44	34,597
Telecom Italia Capital SA
6.00%, 09/30/34	55	53,336
7.20%, 07/18/36	55	56,535
7.72%, 06/04/38	50	53,057
Telefonica Emisiones SA
4.90%, 03/06/48	150	133,108
5.21%, 03/08/47	250	231,027
5.52%, 03/01/49	150	145,116
7.05%, 06/20/36	195	221,828
TELUS Corp.
4.30%, 06/15/49	35	28,690
4.60%, 11/16/48	40	34,593
T-Mobile USA Inc.
3.00%, 02/15/41	260	194,116
3.30%, 02/15/51	320	226,334
3.40%, 10/15/52	275	195,712
3.60%, 11/15/60	175	124,467
4.38%, 04/15/40	235	212,027
4.50%, 04/15/50	335	290,451
5.50%, 01/15/55	80	80,629
5.65%, 01/15/53	200	205,141
5.75%, 01/15/54	140	145,640
5.80%, 09/15/62	70	72,341
6.00%, 06/15/54	110	118,735
Verizon Communications Inc.
2.65%, 11/20/40	355	254,827
2.85%, 09/03/41	100	73,134
2.88%, 11/20/50	325	214,699
2.99%, 10/30/56	398	255,432
3.00%, 11/20/60	225	141,466
3.40%, 03/22/41	395	314,513
3.55%, 03/22/51	460	346,291
3.70%, 03/22/61	360	265,213
3.85%, 11/01/42	100	83,159
3.88%, 03/01/52	125	99,698
4.00%, 03/22/50	145	118,275
4.13%, 08/15/46	100	84,487
4.27%, 01/15/36	135	127,136
Security	Par (000)	Value
Telecommunications (continued)
4.40%, 11/01/34	$245	$235,320
4.52%, 09/15/48	75	67,038
4.67%, 03/15/55	90	81,775
4.75%, 11/01/41	77	73,103
4.81%, 03/15/39	135	130,236
4.86%, 08/21/46	280	264,781
5.01%, 08/21/54	75	71,320
5.25%, 03/16/37	30	30,716
5.50%, 03/16/47	80	83,693
5.50%, 02/23/54	105	107,648
5.85%, 09/15/35	80	85,078
6.55%, 09/15/43	115	132,281
Vodafone Group PLC
4.25%, 09/17/50	180	146,986
4.88%, 06/19/49	200	180,642
5.00%, 05/30/38	50	49,314
5.13%, 06/19/59	15	13,668
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	105	81,984
5.25%, 05/30/48	65	62,186
5.63%, 02/10/53	100	99,863
5.75%, 06/28/54	175	177,207
5.75%, 02/10/63	35	34,677
5.88%, 06/28/64	125	125,722
6.15%, 02/27/37	73	79,258
		15,870,279
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44	35	31,374
6.35%, 03/15/40	55	57,722
Mattel Inc., 5.45%, 11/01/41	35	32,764
		121,860
Transportation — 1.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	50	33,381
3.05%, 02/15/51	45	31,364
3.30%, 09/15/51	75	54,817
3.55%, 02/15/50	85	65,925
3.90%, 08/01/46	50	41,514
4.05%, 06/15/48	105	88,678
4.13%, 06/15/47	110	94,184
4.15%, 04/01/45	125	108,346
4.15%, 12/15/48	70	59,808
4.38%, 09/01/42	90	81,629
4.40%, 03/15/42	85	77,600
4.45%, 03/15/43	100	91,278
4.45%, 01/15/53	130	116,585
4.55%, 09/01/44	80	73,365
4.70%, 09/01/45	20	18,689
4.90%, 04/01/44	100	96,413
4.95%, 09/15/41	65	63,602
5.05%, 03/01/41	70	69,314
5.15%, 09/01/43	80	80,236
5.20%, 04/15/54	185	185,345
5.40%, 06/01/41	80	82,050
5.50%, 03/15/55	115	120,296
5.75%, 05/01/40	90	95,794
6.15%, 05/01/37	70	78,529
6.20%, 08/15/36	45	50,561
Canadian National Railway Co.
2.45%, 05/01/50	65	40,798
65
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.20%, 08/02/46	$55	$41,435
3.65%, 02/03/48	65	52,403
4.40%, 08/05/52	75	67,566
4.45%, 01/20/49	75	68,166
6.13%, 11/01/53	15	17,500
6.20%, 06/01/36	25	27,920
6.38%, 11/15/37	67	76,547
Canadian Pacific Railway Co.
3.00%, 12/02/41	30	22,755
3.10%, 12/02/51	205	142,653
3.50%, 05/01/50	75	56,623
4.20%, 11/15/69	20	15,879
4.30%, 05/15/43	65	57,552
4.70%, 05/01/48	60	54,842
4.80%, 09/15/35	50	49,225
4.80%, 08/01/45	40	37,398
4.95%, 08/15/45	65	61,522
5.95%, 05/15/37	40	42,723
6.13%, 09/15/2115	88	93,779
CSX Corp.
2.50%, 05/15/51(b)	10	6,197
3.35%, 09/15/49	60	44,223
3.80%, 11/01/46	112	90,718
3.80%, 04/15/50	65	52,482
3.95%, 05/01/50	41	33,833
4.10%, 03/15/44	123	106,287
4.25%, 11/01/66	35	28,694
4.30%, 03/01/48	100	87,221
4.40%, 03/01/43	71	64,018
4.50%, 03/15/49	80	71,550
4.50%, 11/15/52	110	99,130
4.50%, 08/01/54	55	48,997
4.65%, 03/01/68	35	31,022
4.75%, 05/30/42	100	94,583
4.75%, 11/15/48	5	4,662
5.50%, 04/15/41	95	97,937
6.00%, 10/01/36	40	43,942
6.15%, 05/01/37	50	55,673
6.22%, 04/30/40	75	83,439
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 01/25/47(f)	200	177,849
FedEx Corp.
3.25%, 05/15/41	15	11,485
3.90%, 02/01/35	45	41,565
4.05%, 02/15/48	125	100,987
4.10%, 04/15/43	75	62,720
4.10%, 02/01/45	65	53,506
4.40%, 01/15/47	100	84,922
4.55%, 04/01/46	150	131,140
4.75%, 11/15/45	150	134,905
4.95%, 10/17/48	105	96,751
5.10%, 01/15/44	88	84,385
5.25%, 05/15/50(b)	150	145,029
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	162,600
Norfolk Southern Corp.
2.90%, 08/25/51	60	39,485
3.05%, 05/15/50	95	65,309
3.16%, 05/15/55	80	53,723
3.40%, 11/01/49	75	55,061
3.70%, 03/15/53	70	53,470
3.94%, 11/01/47	109	88,568
Security	Par (000)	Value
Transportation (continued)
3.95%, 10/01/42	$50	$42,248
4.05%, 08/15/52	90	73,459
4.10%, 05/15/49	70	57,945
4.10%, 05/15/2121	60	45,735
4.15%, 02/28/48	60	50,666
4.45%, 06/15/45	25	22,286
4.55%, 06/01/53	95	84,065
4.65%, 01/15/46	50	45,695
4.84%, 10/01/41	50	47,766
5.10%, 12/31/49	10	8,984
5.35%, 08/01/54	120	120,382
5.95%, 03/15/64	70	75,775
Polar Tankers Inc., 5.95%, 05/10/37(a)	18	18,996
TTX Co., 5.65%, 12/01/52(a)	10	10,664
Union Pacific Corp.
2.95%, 03/10/52	80	54,765
2.97%, 09/16/62	50	31,409
3.20%, 05/20/41	140	110,558
3.25%, 02/05/50	220	161,276
3.38%, 02/01/35	50	44,732
3.38%, 02/14/42	40	31,973
3.50%, 02/14/53	140	106,033
3.55%, 08/15/39	90	77,076
3.55%, 05/20/61	90	64,952
3.60%, 09/15/37	76	66,776
3.75%, 02/05/70	65	47,801
3.80%, 10/01/51	125	100,272
3.80%, 04/06/71	70	52,011
3.84%, 03/20/60	200	154,909
3.85%, 02/14/72	50	37,858
3.88%, 02/01/55	70	55,811
3.95%, 08/15/59	65	51,881
4.00%, 04/15/47	90	75,022
4.05%, 11/15/45	75	63,985
4.05%, 03/01/46	75	63,579
4.10%, 09/15/67	65	51,823
4.30%, 03/01/49	85	74,219
4.50%, 09/10/48	75	67,942
4.95%, 09/09/52	15	14,650
5.15%, 01/20/63	60	58,585
United Parcel Service Inc.
3.40%, 11/15/46	70	54,795
3.63%, 10/01/42	50	40,856
3.75%, 11/15/47	137	109,032
4.25%, 03/15/49	100	86,355
4.88%, 11/15/40	65	63,263
5.05%, 03/03/53	135	132,148
5.20%, 04/01/40	80	80,781
5.30%, 04/01/50	115	116,303
5.50%, 05/22/54	100	103,969
5.60%, 05/22/64	50	52,136
6.20%, 01/15/38	170	190,904
		9,229,763
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	100	66,444
5.20%, 03/15/44	60	56,902
		123,346
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51	$55	$39,197
3.45%, 05/01/50	65	48,490
3.75%, 09/01/47	95	75,388
4.00%, 12/01/46	35	29,076
4.15%, 06/01/49	75	62,934
4.20%, 09/01/48	90	76,627
4.30%, 12/01/42	50	44,264
4.30%, 09/01/45	45	39,544
5.45%, 03/01/54	70	71,179
6.59%, 10/15/37	50	57,696
Essential Utilities Inc.
3.35%, 04/15/50	55	38,794
4.28%, 05/01/49	75	62,008
5.30%, 05/01/52	80	76,894
		722,091
Total Corporate Bonds & Notes — 46.4% (Cost: $305,048,835)		280,279,174
Foreign Government Obligations(g)
Angola — 0.0%
Angolan Government International Bond
9.13%, 11/26/49(f)	200	167,512
9.38%, 05/08/48(f)	200	171,379
		338,891
Argentina — 0.5%
Argentina Bonar Bond
4.75%, 07/09/35(e)	1,385	606,025
4.88%, 07/09/41(e)	59	23,437
5.00%, 01/09/38(e)	315	139,393
Argentine Republic Government International Bond
4.38%, 07/09/46(b)(e)	228	106,288
4.75%, 07/09/35(e)	2,080	922,837
4.88%, 07/09/41(e)	1,119	466,146
5.00%, 01/09/38(e)	1,200	582,608
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	110	41,931
6.63%, 09/01/37(e)(f)	591	267,864
		3,156,529
Bahrain — 0.1%
Bahrain Government International Bond
6.00%, 09/19/44(f)	200	171,814
7.50%, 02/12/36(f)	200	210,961
		382,775
Bermuda — 0.0%
Bermuda Government International Bond, 3.38%, 08/20/50(f)	10	7,252
Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50	600	454,460
5.00%, 01/27/45(b)	400	326,296
5.63%, 01/07/41	200	184,490
5.63%, 02/21/47	200	173,342
7.13%, 01/20/37	200	217,612
7.13%, 05/13/54	200	204,624
		1,560,824
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52(a)	55	46,216
Security	Par (000)	Value
Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41	$200	$153,440
3.10%, 01/22/61	200	131,369
3.50%, 01/25/50	200	150,977
3.50%, 04/15/53	200	148,866
3.86%, 06/21/47	200	162,333
4.00%, 01/31/52(b)	200	162,816
4.34%, 03/07/42	200	180,066
4.95%, 01/05/36	200	200,039
		1,289,906
China — 0.1%
China Government International Bond, 2.75%, 12/03/39(f)	200	168,898
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	178,706
		347,604
Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61	200	115,381
4.13%, 02/22/42	200	136,772
5.00%, 06/15/45	600	434,970
5.20%, 05/15/49	200	146,518
5.63%, 02/26/44	200	159,454
6.13%, 01/18/41	200	174,407
7.38%, 09/18/37	150	151,172
8.00%, 11/14/35	200	212,460
8.75%, 11/14/53	200	217,143
		1,748,277
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45(f)	200	213,156
7.30%, 11/13/54(f)	200	216,582
		429,738
Dominican Republic — 0.2%
Dominican Republic International Bond
5.30%, 01/21/41(f)	150	135,838
5.88%, 01/30/60(f)	300	276,098
6.40%, 06/05/49(f)	150	150,058
6.50%, 02/15/48(f)	150	151,843
6.85%, 01/27/45(f)	250	262,539
7.45%, 04/30/44(f)	200	223,430
		1,199,806
Ecuador — 0.1%
Ecuador Government International Bond
5.50%, 07/31/40(e)(f)	350	176,983
6.90%, 07/31/35(e)(f)	800	439,834
		616,817
Egypt — 0.1%
Egypt Government International Bond
7.50%, 02/16/61(f)	200	137,441
7.90%, 02/21/48(f)	200	146,678
8.50%, 01/31/47(f)	400	308,380
8.70%, 03/01/49(f)	200	155,824
8.88%, 05/29/50(f)	200	158,291
		906,614
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50(f)	200	138,591
7.65%, 06/15/35(f)	225	176,352
		314,943
67
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ghana — 0.0%
Ghana Government International Bond
8.75%, 03/11/61(f)(h)(i)	$200	$105,270
8.88%, 05/07/42(f)(h)(i)	200	104,675
		209,945
Guatemala — 0.1%
Guatemala Government Bond
6.13%, 06/01/50(f)	200	189,952
6.60%, 06/13/36(f)	200	208,592
		398,544
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52(a)	200	153,075
Hong Kong Government International Bond, 5.25%, 01/11/53(a)	200	219,186
		372,261
Hungary — 0.1%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	131,958
5.50%, 03/26/36(f)	200	201,173
6.75%, 09/25/52(f)	200	224,701
7.63%, 03/29/41	150	176,956
		734,788
Indonesia — 0.5%
Indonesia Government International Bond
3.05%, 03/12/51	200	142,744
3.20%, 09/23/61	200	136,526
3.70%, 10/30/49	200	161,373
4.20%, 10/15/50	200	175,107
4.35%, 01/11/48	200	180,708
4.63%, 04/15/43(f)	200	191,114
5.10%, 02/10/54	200	199,492
5.13%, 01/15/45(f)	200	202,135
5.25%, 01/17/42(c)(f)	200	204,873
5.25%, 01/08/47(f)	200	204,499
5.95%, 01/08/46(f)	200	219,802
6.63%, 02/17/37(f)	200	229,521
6.75%, 01/15/44(f)	200	240,325
7.75%, 01/17/38(f)	200	253,049
8.50%, 10/12/35(f)	200	259,944
Perusahaan Penerbit SBSN Indonesia III, 3.80%, 06/23/50(f)	200	162,123
		3,163,335
Israel — 0.2%
Israel Government International Bond
3.88%, 07/03/50	200	146,161
4.50%, 01/30/43	200	168,988
5.75%, 03/12/54	400	382,527
State of Israel
3.38%, 01/15/50	200	134,681
3.80%, 05/13/60(f)	600	412,779
		1,245,136
Italy — 0.1%
Republic of Italy Government International Bond
3.88%, 05/06/51	230	167,349
4.00%, 10/17/49	340	258,543
		425,892
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 8.25%, 01/30/37(f)	200	199,234
Security	Par (000)	Value
Jamaica — 0.1%
Jamaica Government International Bond
7.88%, 07/28/45	$200	$240,390
8.00%, 03/15/39	100	120,883
		361,273
Jordan — 0.0%
Jordan Government International Bond, 7.38%, 10/10/47(f)	200	181,092
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 6.50%, 07/21/45(f)	200	235,036
Lebanon — 0.0%
Lebanon Government International Bond
7.05%, 11/02/35(f)(h)(i)	100	6,523
7.25%, 03/23/37(f)(h)(i)	50	3,256
		9,779
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	185,529
Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71	400	251,188
3.77%, 05/24/61	200	128,501
4.28%, 08/14/41	300	241,758
4.35%, 01/15/47	200	155,070
4.40%, 02/12/52	200	151,523
4.50%, 01/31/50	200	156,402
4.60%, 01/23/46	200	160,066
4.60%, 02/10/48	200	158,448
4.75%, 03/08/44	350	290,971
5.00%, 04/27/51	400	332,069
5.55%, 01/21/45(b)	200	187,149
5.75%, 12/31/99	330	281,910
6.00%, 05/07/36	400	403,682
6.05%, 01/11/40	350	349,758
6.34%, 05/04/53	200	196,096
6.35%, 02/09/35	200	207,807
6.40%, 05/07/54	200	197,957
6.75%, 09/27/34	160	171,402
		4,021,757
Morocco — 0.0%
Morocco Government International Bond, 4.00%, 12/15/50(f)	200	144,972
Nigeria — 0.0%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	150,435
8.25%, 09/28/51(f)	200	157,536
		307,971
Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	210,837
6.75%, 01/17/48(f)	200	216,550
7.00%, 01/25/51(f)	200	223,232
		650,619
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60	400	243,227
4.30%, 04/29/53	400	272,944
4.50%, 05/15/47	200	145,997
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
4.50%, 04/16/50	$200	$142,034
4.50%, 04/01/56	200	139,117
4.50%, 01/19/63	200	135,713
6.70%, 01/26/36	315	320,643
6.85%, 03/28/54	200	195,759
8.00%, 03/01/38	200	220,263
		1,815,697
Paraguay — 0.1%
Paraguay Government International Bond
5.40%, 03/30/50(f)	200	183,253
6.10%, 08/11/44(f)	200	201,022
		384,275
Peru — 0.2%
Peruvian Government International Bond
2.78%, 12/01/60	260	153,946
3.23%, 12/31/99	130	76,193
3.30%, 03/11/41	100	77,964
3.55%, 03/10/51	200	148,969
3.60%, 01/15/72	125	84,021
5.63%, 11/18/50	220	224,134
5.88%, 08/08/54	100	104,290
6.55%, 03/14/37	150	166,573
		1,036,090
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	137,002
2.95%, 05/05/45	200	144,552
3.20%, 07/06/46	200	148,514
3.70%, 03/01/41	200	169,456
3.70%, 02/02/42	200	169,209
3.95%, 01/20/40	300	266,228
4.20%, 03/29/47	200	173,913
5.50%, 01/17/48	200	207,424
6.38%, 10/23/34	200	225,025
		1,641,323
Poland — 0.2%
Republic of Poland Government International Bond
5.13%, 09/18/34	300	307,186
5.50%, 04/04/53	350	357,658
5.50%, 03/18/54	400	407,697
		1,072,541
Qatar — 0.3%
Qatar Government International Bond
4.40%, 04/16/50(f)	400	368,039
4.63%, 06/02/46(f)	200	191,540
4.82%, 03/14/49(f)	600	588,776
5.10%, 04/23/48(f)	700	714,783
5.75%, 01/20/42(a)	200	221,027
		2,084,165
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	200	142,444
5.13%, 06/15/48(f)	140	119,447
6.13%, 01/22/44(f)	140	138,304
7.63%, 01/17/53(f)	150	168,213
		568,408
Saudi Arabia — 0.6%
Saudi Government International Bond
3.25%, 11/17/51(f)	200	139,001
Security	Par (000)	Value
Saudi Arabia (continued)
3.45%, 02/02/61(f)	$200	$137,911
3.75%, 01/21/55(f)	400	297,110
4.50%, 10/26/46(f)	600	526,296
4.50%, 04/22/60(f)	200	169,810
4.63%, 10/04/47(c)(f)	400	356,859
5.00%, 04/17/49(f)	600	563,870
5.00%, 01/18/53(f)	400	369,873
5.25%, 01/16/50(f)	400	390,908
5.75%, 01/16/54(f)	400	408,731
		3,360,369
South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	150,228
5.65%, 09/27/47	200	161,399
5.75%, 09/30/49	400	321,480
7.30%, 04/20/52	200	192,833
		825,940
South Korea — 0.0%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	146,060
Korea International Bond, 3.88%, 09/20/48	200	176,585
		322,645
Supranational — 0.1%
Inter-American Development Bank
3.20%, 08/07/42	100	84,159
3.88%, 10/28/41	110	101,752
4.38%, 01/24/44	50	48,990
International Bank for Reconstruction & Development, 4.75%, 02/15/35(b)	110	115,599
		350,500
Turkey — 0.3%
Turkiye Government International Bond
4.88%, 04/16/43	200	146,042
5.75%, 05/11/47(b)	400	314,531
6.00%, 01/14/41	300	256,983
6.63%, 02/17/45	400	353,524
6.75%, 05/30/40(b)	200	187,090
6.88%, 03/17/36(b)	350	340,544
7.25%, 03/05/38(b)	50	50,444
		1,649,158
Ukraine — 0.0%
Ukraine Government International Bond
3.00%, 02/01/30(e)(f)	16	6,564
3.00%, 02/01/34(e)(f)	58	17,787
3.00%, 02/01/35(e)(f)	49	19,712
4.50%, 02/01/34(e)(f)	47	20,787
4.50%, 02/01/35(e)(f)	100	42,746
4.50%, 02/01/36(e)(f)	137	57,398
7.75%, 02/01/36(e)(f)	41	16,132
		181,126
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond
2.70%, 09/02/70(f)	200	124,543
3.00%, 09/15/51(f)	200	142,122
3.13%, 09/30/49(f)	400	294,042
3.88%, 04/16/50(f)	400	335,430
4.13%, 10/11/47(f)	200	176,973
5.50%, 04/30/54(f)	200	214,422
69
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(f)	$200	$197,885
Finance Department Government of Sharjah
4.00%, 07/28/50(f)	200	136,035
6.13%, 03/06/36(f)	200	204,113
UAE International Government Bond
3.25%, 10/19/61(f)	200	142,998
4.95%, 07/07/52(f)	200	196,462
		2,165,025
Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	55	50,040
4.98%, 04/20/55	305	293,829
5.10%, 06/18/50	440	436,627
5.75%, 10/28/34	200	216,669
7.63%, 03/21/36	100	123,942
		1,121,107
Total Foreign Government Obligations — 7.2% (Cost: $45,906,548)		43,771,724
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	150	145,991
California — 0.6%
Bay Area Toll Authority RB BAB
Series S-1, 7.04%, 04/01/50(b)	50	61,880
Series S-3, 6.91%, 10/01/50	170	208,665
California State University RB
Class B,2.72%, 11/01/52	200	136,261
5.18%, 11/01/33	100	100,740
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	118,541
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	54,334
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/30	100	85,993
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	200	239,268
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB BAB, Series A, 5.74%, 06/01/39	100	104,052
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	60,333
Regents of the University of California Medical Center Pooled Revenue RB
Class A,3.71%, 11/15/2119	225	156,221
Series N, Class A,3.26%, 11/15/59(b)	65	46,120
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series F, 6.58%, 05/15/49	150	169,815
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	125	134,002
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	50	54,492
Security	Par (000)	Value
California (continued)
State of California GO
4.60%, 04/01/28	$100	$98,748
5.20%, 03/01/33	205	207,528
State of California GO BAB
7.30%, 10/01/39	400	475,618
7.55%, 04/01/39	250	309,794
7.60%, 11/01/40	245	307,158
University of California RB
Series AQ, 4.77%, 12/31/99	150	134,815
Series BG, 3.07%, 05/15/31	200	141,387
		3,405,765
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	20	21,721
District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB, Series E, 5.59%, 12/01/34	50	51,656
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	50	47,687
		99,343
Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/28	50	46,223
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	90	101,334
Project M, Series 2010-A, 6.66%, 04/01/57	46	51,451
		152,785
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, 4.57%, 01/01/54(b)	250	234,724
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series B, 6.90%, 12/01/40	238	268,858
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	58,226
State of Illinois GO BAB, 6.63%, 02/01/35	169	179,375
		741,183
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, 5.20%, 12/01/39	210	216,762
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority RB, Class D,3.05%, 01/01/40	50	38,533
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	200	210,256
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	25,973
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	53,225
		289,454
Michigan — 0.1%
Michigan State University RB, 4.17%, 02/15/2122	100	80,344
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
University of Michigan RB
3.50%, 10/01/51	$200	$160,308
Series B, 2.44%, 10/01/39	200	150,949
		391,601
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.23%, 11/15/49	100	75,777
New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	150	181,202
New Jersey Transportation Trust Fund Authority RB BAB, Series B, 6.56%, 12/15/40	200	224,864
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	200	237,037
		643,103
New York — 0.4%
City of New York GO BAB, Series C-1, 5.52%, 10/01/37	300	310,809
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	130	157,180
Series E, 6.81%, 11/15/40	200	225,901
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43	250	254,221
6.01%, 06/15/42	200	217,208
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	52,009
5.57%, 11/01/38	50	52,279
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	100	103,692
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	50	51,640
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	212,675
5.07%, 07/15/53(b)	30	30,507
Series 168, 4.93%, 10/01/51	80	79,638
Series 174, 4.46%, 10/01/62	350	316,202
Series 181, 4.96%, 08/01/46	50	49,534
Series 225, 3.18%, 07/15/31	70	49,530
		2,163,025
Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	50	67,314
American Municipal Power Inc. RB BAB, 6.45%, 02/15/44(b)	200	220,909
Ohio State University (The) RB, Series A, 4.80%, 06/01/2111(b)	75	70,129
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	98,712
		457,064
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	82,497
4.71%, 05/01/52	175	168,832
		251,329
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38	150	141,467
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania State University (The) RB, 2.79%, 09/01/43	$75	$58,180
		199,647
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, Series B, 6.73%, 07/01/43	40	44,356
Texas — 0.3%
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	150	148,215
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	50	52,883
Dallas Area Rapid Transit RB, 2.61%, 12/01/31	100	70,916
Dallas Area Rapid Transit RB BAB, Series B, 6.00%, 12/01/44(b)	100	106,786
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	31,204
Dallas Fort Worth International Airport RB
4.51%, 11/01/32	200	185,400
Series C, Class C,2.92%, 11/01/50	100	73,822
Dallas Independent School District GO BAB, Series C, 6.45%, 09/30/24 (PSF)	40	40,077
Grand Parkway Transportation Corp. RB, 3.24%, 04/01/30	150	112,976
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	70	82,499
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/27	100	85,389
State of Texas GO BAB
5.52%, 04/01/39	250	264,968
Series A, 4.68%, 04/01/40	100	97,314
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	199	204,056
5.17%, 04/01/41	200	205,674
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	100	84,491
Texas Transportation Commission GO, 2.47%, 10/01/30	50	36,037
		1,882,707
Virginia — 0.0%
University of Virginia RB
2.26%, 03/01/50	270	168,626
Series C, 4.18%, 03/01/2117	45	37,810
		206,436
Total Municipal Debt Obligations — 1.9% (Cost: $12,621,874)		11,472,805
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class A2, 2.86%, 10/25/34	500	432,252
Federal National Mortgage Association-ACES, Series 2019-M4, Class A2, 3.61%, 02/25/31	273	263,621
		695,873
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	325,786
71
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
3.50%, 12/15/42	$50	$42,781
4.65%, 06/15/35	75	77,286
5.25%, 09/15/39	65	69,455
5.38%, 04/01/56(b)	500	546,414
5.88%, 04/01/36	200	227,942
		1,289,664
U.S. Government Obligations — 42.5%
U.S. Treasury Note/Bond
1.13%, 05/15/40	7,330	4,740,448
1.13%, 08/15/40	5,300	3,397,797
1.25%, 05/15/50	3,600	1,891,125
1.38%, 11/15/40	6,800	4,514,562
1.38%, 08/15/50	3,890	2,106,678
1.63%, 11/15/50	4,670	2,699,844
1.75%, 08/15/41	5,650	3,925,867
1.88%, 02/15/41	7,810	5,612,217
1.88%, 02/15/51	6,100	3,761,984
1.88%, 11/15/51	8,100	4,967,578
2.00%, 11/15/41	5,300	3,823,453
2.00%, 02/15/50	3,950	2,528,617
2.00%, 08/15/51	8,400	5,323,500
2.25%, 05/15/41	3,350	2,545,477
2.25%, 08/15/46	1,922	1,350,505
2.25%, 08/15/49	4,700	3,198,937
2.25%, 02/15/52	6,150	4,136,836
2.38%, 02/15/42	4,790	3,658,362
2.38%, 11/15/49	3,960	2,765,813
2.38%, 05/15/51	6,850	4,752,187
2.50%, 02/15/45	2,130	1,599,497
2.50%, 02/15/46	895	664,258
2.50%, 05/15/46	1,750	1,294,727
2.75%, 08/15/42	1,450	1,169,063
2.75%, 11/15/42	4,355	3,498,290
2.75%, 08/15/47	1,700	1,302,625
2.75%, 11/15/47	4,800	3,669,750
2.88%, 05/15/43	3,150	2,561,344
2.88%, 08/15/45	500	399,297
2.88%, 11/15/46	850	671,102
2.88%, 05/15/49	5,300	4,113,297
2.88%, 05/15/52	6,500	5,022,266
3.00%, 05/15/42	1,000	840,781
3.00%, 11/15/44	300	245,906
3.00%, 05/15/45	300	245,109
3.00%, 11/15/45	500	407,109
3.00%, 02/15/47	1,300	1,047,313
3.00%, 05/15/47	6,300	5,066,578
3.00%, 02/15/48	6,100	4,876,187
3.00%, 08/15/48	4,840	3,858,387
3.00%, 02/15/49	4,600	3,659,875
3.00%, 08/15/52	7,650	6,067,406
3.13%, 11/15/41	600	519,281
3.13%, 02/15/42	2,600	2,238,031
3.13%, 02/15/43	5,000	4,240,625
3.13%, 08/15/44	1,650	1,382,133
3.13%, 05/15/48	7,035	5,746,716
3.25%, 05/15/42	3,690	3,214,336
3.38%, 08/15/42	4,840	4,281,887
3.38%, 05/15/44	1,450	1,265,352
3.38%, 11/15/48	5,710	4,865,991
3.50%, 02/15/39	1,060	997,559
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 08/15/43	$1,450	$1,317,688
3.63%, 02/15/44	2,600	2,357,469
3.63%, 02/15/53	7,700	6,905,937
3.63%, 05/15/53	6,100	5,474,750
3.75%, 11/15/43	2,300	2,126,063
3.88%, 08/15/40	650	630,703
3.88%, 02/15/43	5,900	5,581,953
3.88%, 05/15/43	4,730	4,465,416
4.00%, 11/15/42	4,900	4,726,969
4.00%, 11/15/52	6,650	6,378,805
4.13%, 08/15/53	7,450	7,314,969
4.25%, 05/15/39	1,500	1,529,766
4.25%, 02/15/54	8,500	8,529,219
4.25%, 08/15/54	1,050	1,055,742
4.38%, 02/15/38	800	832,000
4.38%, 11/15/39	1,630	1,681,447
4.38%, 05/15/40	1,095	1,129,390
4.38%, 08/15/43	5,880	5,936,962
4.50%, 05/15/38	1,660	1,745,853
4.50%, 08/15/39	2,300	2,405,297
4.50%, 02/15/44	5,780	5,924,500
4.63%, 02/15/40	2,250	2,385,352
4.63%, 05/15/44	3,850	4,009,414
4.63%, 05/15/54	8,200	8,759,906
4.75%, 02/15/41	270	290,039
4.75%, 11/15/43	5,600	5,936,000
4.75%, 11/15/53	3,965	4,316,894
		256,482,368
Total U.S. Government & Agency Obligations — 42.8% (Cost: $296,497,026)		258,467,905
Total Long-Term Investments — 98.3% (Cost: $660,074,283)		593,991,608
	Shares
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(j)(k)(l)	8,339,401	8,339,401
Total Short-Term Securities — 1.4% (Cost: $8,339,401)		8,339,401
Total Investments — 99.7% (Cost: $668,413,684)		602,331,009
Other Assets Less Liabilities — 0.3%		1,829,738
Net Assets — 100.0%		$604,160,747

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core 10+ Year USD Bond ETF

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,803,999	$—	$(2,464,598)(a)	$—	$—	$8,339,401	8,339,401	$91,670 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$280,279,174	$—	$280,279,174
Foreign Government Obligations	—	43,771,724	—	43,771,724
Municipal Debt Obligations	—	11,472,805	—	11,472,805
U.S. Government & Agency Obligations	—	258,467,905	—	258,467,905
Short-Term Securities
Money Market Funds	8,339,401	—	—	8,339,401
	$8,339,401	$593,991,608	$—	$602,331,009
See notes to financial statements.
73
2024 iShares Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
August 31, 2024

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$222,901,070	$593,991,608
Investments, at value—affiliated(c)	37,389,806	8,339,401
Cash	—	14,691
Foreign currency, at value(d)	30	283
Receivables:
Investments sold	991,261	562,812
Securities lending income—affiliated	922	2,886
TBA sales commitments	1,083,330	—
Capital shares sold	60,754	—
Dividends—affiliated	137,598	11,960
Interest—unaffiliated	1,387,307	6,536,886
Total assets	263,952,078	609,460,527
LIABILITIES
Bank overdraft	46,869	—
Collateral on securities loaned, at value	1,122,979	4,209,401
TBA sales commitments, at value(e)	1,082,125	—
Payables:
Investments purchased	37,260,982	1,059,241
Investment advisory fees	8,513	31,138
Total liabilities	39,521,468	5,299,780
Commitments and contingent liabilities
NET ASSETS	$224,430,610	$604,160,747
NET ASSETS CONSIST OF
Paid-in capital	$233,529,422	$686,437,848
Accumulated loss	(9,098,812)	(82,277,101)
NET ASSETS	$224,430,610	$604,160,747
NET ASSET VALUE
Shares outstanding	5,100,000	11,600,000
Net asset value	$44.01	$52.08
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$226,670,222	$660,074,283
(b) Securities loaned, at value	$1,087,966	$4,025,942
(c) Investments, at cost—affiliated	$37,378,304	$8,339,401
(d) Foreign currency, at cost	$29	$273
(e) Proceeds from TBA sales commitments	$1,083,330	$—
See notes to financial statements.
Statements of Assets and Liabilities
74

Statements of Operations (unaudited)
Six Months Ended August 31, 2024

	iShares Core 5-10 Year USD Bond ETF	iShares Core 10+ Year USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$577,984	$60,970
Interest—unaffiliated	3,629,474	14,498,592
Securities lending income—affiliated—net	7,047	30,700
Other income—unaffiliated	3,216	7,500
Total investment income	4,217,721	14,597,762
EXPENSES
Investment advisory	56,217	182,890
Total expenses	56,217	182,890
Less:
Investment advisory fees waived	(9,507)	—
Total expenses after fees waived	46,710	182,890
Net investment income	4,171,011	14,414,872
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	41,918	(2,976,189)
Investments—affiliated	(987)	—
In-kind redemptions—unaffiliated(a)	—	(2,824,171)
	40,931	(5,800,360)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	6,551,085	24,243,582
Investments—affiliated	6,484	—
Foreign currency translations	—	6
	6,557,569	24,243,588
Net realized and unrealized gain	6,598,500	18,443,228
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,769,511	$32,858,100
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
75
2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares Core 5-10 Year USD Bond ETF		iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,171,011	$7,413,421	$14,414,872	$24,459,577
Net realized gain (loss)	40,931	(3,677,359)	(5,800,360)	(12,621,292)
Net change in unrealized appreciation (depreciation)	6,557,569	1,369,049	24,243,588	(11,146,391)
Net increase in net assets resulting from operations	10,769,511	5,105,111	32,858,100	691,894
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,973,636)(b)	(7,338,415)	(14,315,948)(b)	(23,425,037)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	47,301,168	9,723,073	2,393,414	267,929,414
NET ASSETS
Total increase in net assets	54,097,043	7,489,769	20,935,566	245,196,271
Beginning of period	170,333,567	162,843,798	583,225,181	338,028,910
End of period	$224,430,610	$170,333,567	$604,160,747	$583,225,181

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
76

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 5-10 Year USD Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$42.58	$42.85	$48.76	$51.55	$51.67	$48.49
Net investment income(a)	0.96	1.82	1.39	0.91	1.09	1.49
Net realized and unrealized gain (loss)(b)	1.40	(0.28)	(6.00)	(2.46)	0.15	3.15
Net increase (decrease) from investment operations	2.36	1.54	(4.61)	(1.55)	1.24	4.64
Distributions(c)
From net investment income	(0.93)(d)	(1.81)	(1.30)	(0.86)	(1.36)	(1.46)
From net realized gain	—	—	—	(0.38)	—	—
Total distributions	(0.93)	(1.81)	(1.30)	(1.24)	(1.36)	(1.46)
Net asset value, end of period	$44.01	$42.58	$42.85	$48.76	$51.55	$51.67
Total Return(e)
Based on net asset value	5.62%(f)	3.69%	(9.51)%	(3.07)%	2.39%	9.72%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.05%
Net investment income	4.45%(h)	4.28%	3.14%	1.79%	2.09%	2.97%
Supplemental Data
Net assets, end of period (000)	$224,431	$170,334	$162,844	$107,265	$123,730	$118,852
Portfolio turnover rate(i)(j)	126%	300%	335%	279%	384%	377%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
77
2024 iShares Semi-Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core 10+ Year USD Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$50.50	$51.61	$66.64	$71.04	$73.73	$59.94
Net investment income(a)	1.20	2.35	2.21	2.17	2.24	2.37
Net realized and unrealized gain (loss)(b)	1.58	(1.15)	(15.04)	(4.38)	(2.40)	13.77
Net increase (decrease) from investment operations	2.78	1.20	(12.83)	(2.21)	(0.16)	16.14
Distributions(c)
From net investment income	(1.20)(d)	(2.31)	(2.20)	(2.19)	(2.23)	(2.35)
From net realized gain	—	—	—	—	(0.30)	—
Total distributions	(1.20)	(2.31)	(2.20)	(2.19)	(2.53)	(2.35)
Net asset value, end of period	$52.08	$50.50	$51.61	$66.64	$71.04	$73.73
Total Return(e)
Based on net asset value	5.64%(f)	2.42%	(19.44)%	(3.23)%	(0.36)%	27.44%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.73%(h)	4.66%	4.04%	3.05%	3.00%	3.54%
Supplemental Data
Net assets, end of period (000)	$604,161	$583,225	$338,029	$306,529	$440,428	$357,608
Portfolio turnover rate(i)	4%	9%	10%	15%	17%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
78

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 5-10 Year USD Bond	Diversified
Core 10+ Year USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
79
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are
Notes to Financial Statements
80

Notes to Financial Statements (unaudited) (continued)
guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
81
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 5-10 Year USD Bond
Barclays Bank PLC	$125,455	$(125,455)	$—	$—
BMO Capital Markets Corp.	57,578	(57,578)	—	—
BNP Paribas SA	55,959	(55,959)	—	—
Goldman Sachs & Co. LLC	122,412	(122,412)	—	—
J.P. Morgan Securities LLC	509,989	(509,989)	—	—
Jefferies LLC	9,114	(9,114)	—	—
Morgan Stanley	72,584	(72,584)	—	—
Nomura Securities International, Inc.	7,379	(7,200)	—	179(b)
Pershing LLC	46,790	(46,790)	—	—
RBC Capital Markets LLC	3,136	(3,136)	—	—
Scotia Capital (USA), Inc.	18,716	(18,716)	—	—
TD Securities (USA) LLC	56,551	(56,551)	—	—
Wells Fargo Bank N.A.	2,303	(2,303)	—	—
	$1,087,966	$(1,087,787)	$—	$179
Core 10+ Year USD Bond
Barclays Bank PLC	$431,227	$(431,227)	$—	$—
BNP Paribas SA	525,734	(525,734)	—	—
Citigroup Global Markets, Inc.	86,518	(86,518)	—	—
Deutsche Bank Securities, Inc.	56,096	(56,096)	—	—
Goldman Sachs & Co. LLC	134,625	(134,625)	—	—
J.P. Morgan Securities LLC	1,388,865	(1,388,865)	—	—
Jefferies LLC	40,375	(40,375)	—	—
Morgan Stanley	287,823	(287,823)	—	—
Pershing LLC	68,259	(68,259)	—	—
RBC Capital Markets LLC	73,924	(73,924)	—	—
TD Securities (USA) LLC	540,950	(540,950)	—	—
UBS AG	161,517	(161,517)	—	—
Wells Fargo Securities LLC	230,029	(230,029)	—	—
	$4,025,942	$(4,025,942)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of August 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA.
The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 5-10 Year USD Bond	0.06%
Core 10+ Year USD Bond	0.06
Notes to Financial Statements
82

Notes to Financial Statements (unaudited) (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 5-10 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 5-10 Year USD Bond	$9,507
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 5-10 Year USD Bond	$1,812
Core 10+ Year USD Bond	8,033
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
83
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 5-10 Year USD Bond	$251,075,350	$227,710,297	$6,498,004	$6,443,041
Core 10+ Year USD Bond	10,243,239	2,361,405	10,563,867	19,117,701
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 5-10 Year USD Bond	$22,789,138	$—
Core 10+ Year USD Bond	110,581,705	107,716,783
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core 5-10 Year USD Bond	$(6,188,677)
Core 10+ Year USD Bond	(12,719,513)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 5-10 Year USD Bond	$264,058,229	$2,796,698	$(6,562,846)	$(3,766,148)
Core 10+ Year USD Bond	668,466,701	5,101,841	(71,237,533)	(66,135,692)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Notes to Financial Statements
84

Notes to Financial Statements (unaudited) (continued)
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
85
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Core 5-10 Year USD Bond
Shares sold	1,100,000	$47,301,168	1,000,000	$42,856,630
Shares redeemed	—	—	(800,000)	(33,133,557)
	1,100,000	$47,301,168	200,000	$9,723,073
Core 10+ Year USD Bond
Shares sold	2,250,000	$113,289,169	7,050,000	$370,944,944
Shares redeemed	(2,200,000)	(110,895,755)	(2,050,000)	(103,015,530)
	50,000	$2,393,414	5,000,000	$267,929,414
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
86

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
87
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Core 5-10 Year USD Bond ETF, iShares Core 10+ Year USD Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA  and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA  reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA
Board Review and Approval of Investment Advisory Contract
88

Board Review and Approval of Investment Advisory Contract (continued)
and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
89
2024 iShares Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
90

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August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares Government/Credit Bond ETF | GBF | NYSE Arca
• iShares Intermediate Government/Credit Bond ETF | GVI | Cboe BZX
• iShares MBS ETF | MBB | NASDAQ

2

Schedule of Investments (unaudited)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$5	$3,812
4.65%, 10/01/28	25	25,056
4.75%, 03/30/30	5	5,029
5.38%, 06/15/33	5	5,078
Omnicom Group Inc.
2.45%, 04/30/30	10	8,894
2.60%, 08/01/31	15	13,086
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	5	4,914
		65,869
Aerospace & Defense — 0.8%
Boeing Co. (The)
2.20%, 02/04/26	67	64,225
2.25%, 06/15/26	15	14,265
2.70%, 02/01/27	30	28,435
2.75%, 02/01/26	25	24,175
2.80%, 03/01/27	5	4,732
2.95%, 02/01/30	5	4,443
3.10%, 05/01/26	10	9,677
3.25%, 02/01/28	25	23,554
3.25%, 02/01/35	30	24,259
3.45%, 11/01/28	5	4,674
3.50%, 03/01/39	5	3,775
3.60%, 05/01/34	52	44,230
3.63%, 02/01/31	65	58,881
3.63%, 03/01/48	10	6,816
3.75%, 02/01/50	5	3,458
3.90%, 05/01/49	5	3,564
3.95%, 08/01/59	15	10,086
5.04%, 05/01/27	35	35,049
5.15%, 05/01/30	60	59,842
5.71%, 05/01/40	60	58,302
5.81%, 05/01/50	20	18,862
5.93%, 05/01/60	45	42,494
6.30%, 05/01/29(a)	50	52,214
6.53%, 05/01/34(a)	50	52,986
6.88%, 03/15/39	20	21,618
General Dynamics Corp.
3.63%, 04/01/30	30	29,069
3.75%, 05/15/28	85	83,775
4.25%, 04/01/40	30	27,426
4.25%, 04/01/50	15	13,230
General Electric Co., 6.75%, 03/15/32	10	11,314
HEICO Corp., 5.35%, 08/01/33	5	5,137
Hexcel Corp., 4.20%, 02/15/27	10	9,781
Howmet Aerospace Inc., 5.95%, 02/01/37	25	27,049
L3Harris Technologies Inc.
2.90%, 12/15/29	10	9,236
3.85%, 12/15/26	25	24,655
4.40%, 06/15/28	85	84,659
4.85%, 04/27/35	15	14,827
5.05%, 04/27/45	10	9,602
5.40%, 07/31/33	35	36,114
Lockheed Martin Corp.
2.80%, 06/15/50	10	6,724
3.80%, 03/01/45	25	20,960
3.90%, 06/15/32	25	24,194
4.09%, 09/15/52	25	21,224
Security	Par (000)	Value
Aerospace & Defense (continued)
4.70%, 05/15/46	$15	$14,256
4.75%, 02/15/34	25	25,334
4.95%, 10/15/25	5	5,024
5.10%, 11/15/27	5	5,139
5.25%, 01/15/33	30	31,499
5.90%, 11/15/63	5	5,591
Series B, 6.15%, 09/01/36	5	5,638
Northrop Grumman Corp.
3.25%, 01/15/28	5	4,826
3.85%, 04/15/45	10	8,218
4.03%, 10/15/47	35	29,165
4.40%, 05/01/30	5	4,987
4.70%, 03/15/33	5	5,005
4.90%, 06/01/34	25	25,246
5.25%, 05/01/50	20	19,939
RTX Corp.
2.25%, 07/01/30	20	17,724
2.82%, 09/01/51	30	19,411
3.03%, 03/15/52	30	20,227
3.13%, 05/04/27	55	53,218
3.50%, 03/15/27	70	68,455
3.75%, 11/01/46	25	19,827
4.13%, 11/16/28	5	4,937
4.35%, 04/15/47	25	21,666
4.50%, 06/01/42	25	22,631
4.63%, 11/16/48	30	27,079
4.80%, 12/15/43	10	9,263
5.15%, 02/27/33	10	10,257
5.38%, 02/27/53	25	25,011
6.00%, 03/15/31	10	10,768
6.05%, 06/01/36	5	5,462
6.10%, 03/15/34	30	32,680
		1,692,075
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	30	25,239
3.40%, 05/06/30	5	4,679
3.40%, 02/04/41	20	15,205
3.70%, 02/04/51	20	14,449
3.88%, 09/16/46	20	15,319
4.45%, 05/06/50	10	8,200
4.80%, 02/14/29	35	35,185
5.38%, 01/31/44	20	19,842
5.80%, 02/14/39	15	15,463
5.95%, 02/14/49	30	30,880
Archer-Daniels-Midland Co.
2.50%, 08/11/26	5	4,829
2.90%, 03/01/32	20	17,826
3.25%, 03/27/30	10	9,448
3.75%, 09/15/47	5	3,951
4.50%, 08/15/33	15	14,807
4.50%, 03/15/49	20	17,807
5.38%, 09/15/35	9	9,408
BAT Capital Corp.
2.26%, 03/25/28	45	41,441
3.46%, 09/06/29	5	4,728
3.56%, 08/15/27	23	22,435
4.39%, 08/15/37	50	44,540
4.54%, 08/15/47	17	13,882
4.70%, 04/02/27	5	5,015
4.74%, 03/16/32	15	14,785
3
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.28%, 04/02/50	$20	$18,221
6.00%, 02/20/34	15	15,816
7.08%, 08/02/43	15	16,729
7.08%, 08/02/53	60	68,204
BAT International Finance PLC, 1.67%, 03/25/26	40	38,184
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	25	22,161
Philip Morris International Inc.
0.88%, 05/01/26	5	4,713
2.10%, 05/01/30	5	4,412
3.38%, 08/15/29	30	28,554
3.88%, 08/21/42	20	16,542
4.25%, 11/10/44	26	22,319
4.38%, 11/15/41	10	8,868
4.88%, 02/13/26	5	5,025
4.88%, 11/15/43	15	14,071
5.13%, 11/17/27	55	56,221
5.13%, 02/15/30	25	25,700
5.25%, 02/13/34	25	25,569
5.38%, 02/15/33	30	30,926
5.63%, 11/17/29	30	31,578
5.75%, 11/17/32	25	26,452
6.38%, 05/16/38	30	33,727
Reynolds American Inc., 5.70%, 08/15/35	5	5,123
		928,478
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	22	20,997
Series 2016-2, Class AA, 3.20%, 12/15/29	6	6,074
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	6	6,023
Series 2017-2, Class AA, 3.35%, 04/15/31	3	3,153
Series A, Class A, 2.88%, 01/11/36	9	7,732
Delta Air Lines Inc., 3.75%, 10/28/29	25	23,390
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34(b)	8	7,243
Series 2019-1, Class AA, 2.75%, 11/15/33	4	3,464
Southwest Airlines Co.
2.63%, 02/10/30	10	8,951
3.00%, 11/15/26	5	4,826
5.13%, 06/15/27	20	20,178
United Airlines Pass Through Trust
5.80%, 07/15/37	24	25,259
Series 2014-2, Class A, 3.75%, 03/03/28	21	20,421
Series 2016-1, Class AA, 3.10%, 01/07/30	13	11,783
Series 2016-2, Class AA, 2.88%, 04/07/30	10	9,218
Series 2020-1, 5.88%, 04/15/29	13	12,795
		191,507
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	5	4,809
2.85%, 03/27/30	20	18,642
3.25%, 03/27/40	15	12,243
3.38%, 11/01/46	20	15,562
3.38%, 03/27/50	15	11,441
3.63%, 05/01/43	35	29,205
3.88%, 11/01/45	15	12,705
Ralph Lauren Corp., 3.75%, 09/15/25	10	9,893
Tapestry Inc.
3.05%, 03/15/32	10	8,370
7.00%, 11/27/26	25	25,793
7.35%, 11/27/28	15	15,730
Security	Par (000)	Value
Apparel (continued)
7.85%, 11/27/33	$15	$16,054
VF Corp., 2.80%, 04/23/27	10	9,357
		189,804
Auto Manufacturers — 0.7%
American Honda Finance Corp.
1.80%, 01/13/31	10	8,480
2.00%, 03/24/28	10	9,221
2.25%, 01/12/29	25	22,892
4.90%, 01/10/34	25	25,219
5.85%, 10/04/30	10	10,710
Cummins Inc.
0.75%, 09/01/25	5	4,808
1.50%, 09/01/30	25	21,383
2.60%, 09/01/50	5	3,165
5.15%, 02/20/34	25	25,940
Ford Motor Co., 4.75%, 01/15/43	45	37,550
Ford Motor Credit Co. LLC
4.00%, 11/13/30	200	184,118
4.13%, 08/17/27	200	194,532
4.39%, 01/08/26	200	197,619
General Motors Co.
4.20%, 10/01/27	5	4,928
5.20%, 04/01/45	10	9,161
5.40%, 10/15/29	10	10,233
5.40%, 04/01/48	15	14,017
5.60%, 10/15/32	15	15,504
5.95%, 04/01/49(b)	50	50,382
6.25%, 10/02/43	10	10,403
6.75%, 04/01/46	5	5,483
General Motors Financial Co. Inc.
1.50%, 06/10/26	35	33,090
2.35%, 02/26/27	50	47,312
2.35%, 01/08/31	30	25,497
2.40%, 04/10/28	25	23,024
2.70%, 06/10/31	30	25,820
3.10%, 01/12/32	25	21,793
3.60%, 06/21/30	15	13,932
4.00%, 10/06/26	30	29,586
4.35%, 01/17/27	10	9,915
5.00%, 04/09/27	40	40,343
5.80%, 06/23/28	5	5,165
5.85%, 04/06/30	5	5,218
6.05%, 10/10/25	5	5,057
6.10%, 01/07/34	25	26,150
Honda Motor Co. Ltd., 2.53%, 03/10/27	40	38,307
PACCAR Financial Corp.
1.10%, 05/11/26(b)	15	14,206
4.45%, 03/30/26	5	5,015
5.05%, 08/10/26	5	5,073
Toyota Motor Credit Corp.
3.05%, 03/22/27	5	4,858
3.05%, 01/11/28	5	4,800
4.45%, 06/29/29	20	20,103
4.55%, 05/17/30	5	5,029
4.63%, 01/12/28	40	40,429
4.70%, 01/12/33	5	5,017
4.80%, 01/05/34	5	5,026
5.00%, 08/14/26	40	40,526
5.40%, 11/10/25	25	25,250
5.45%, 11/10/27	5	5,171
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.55%, 11/20/30	$50	$52,845
		1,449,305
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	30	19,049
4.35%, 03/15/29	10	9,920
4.40%, 10/01/46	10	8,171
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	25	22,331
4.15%, 05/01/52	5	3,858
BorgWarner Inc., 2.65%, 07/01/27	35	33,347
Lear Corp.
3.50%, 05/30/30	5	4,662
3.55%, 01/15/52	10	6,827
4.25%, 05/15/29	10	9,799
Magna International Inc.
2.45%, 06/15/30	10	8,947
4.15%, 10/01/25	10	9,931
5.50%, 03/21/33	5	5,251
		142,093
Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, 5.86%, 09/14/26, (1-year CMT + 2.300%)(c)	200	201,472
Banco Santander SA
1.85%, 03/25/26	25	23,886
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	25	24,589
4.25%, 04/11/27	25	24,706
4.38%, 04/12/28	225	222,274
5.18%, 11/19/25	250	249,849
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	200	205,134
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(c)	10	9,594
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	10	9,488
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	15	12,834
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	55	50,347
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	45	38,293
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	25	20,771
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(c)	55	49,212
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	35	30,290
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	25	22,417
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	5	3,657
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	75	65,783
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	15	10,072
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	50	44,097
2.97%, 07/21/52, (1-day SOFR + 1.560%)(c)	25	17,316
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(c)	30	28,115
3.25%, 10/21/27	60	58,161
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	50	39,523
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(c)	80	77,107
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(c)	25	24,566
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	5	4,536
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(c)	52	50,924
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(c)	105	102,143
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(c)	20	17,864
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(c)	75	63,073
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(c)	25	23,162
4.25%, 10/22/26	75	74,560
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(c)	40	35,179
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(c)	40	35,916
4.45%, 03/03/26	50	49,834
Security	Par (000)	Value
Banks (continued)
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	$45	$44,029
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	90	90,924
5.00%, 01/21/44	40	39,859
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	65	65,742
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	15	15,067
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	120	122,540
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	75	76,712
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	85	88,001
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	50	52,219
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	90	95,668
5.88%, 02/07/42	35	38,131
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	55	56,400
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	10	10,479
Series L, 4.75%, 04/21/45	25	23,548
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	5	4,775
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	20	17,530
Bank of America NA, 5.53%, 08/18/26	270	276,205
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	10	8,556
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	5	4,817
5.30%, 06/05/26	5	5,070
Bank of New York Mellon Corp. (The)
2.50%, 01/26/32	5	4,344
3.30%, 08/23/29	5	4,721
3.85%, 04/28/28	5	4,940
3.85%, 04/26/29	5	4,915
4.98%, 03/14/30, (1-day SOFR +1.085%)(c)	30	30,651
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	25	25,555
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	25	25,537
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	5	5,336
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	15	16,663
Bank of Nova Scotia (The)
1.35%, 06/24/26	5	4,734
1.95%, 02/02/27	5	4,725
2.15%, 08/01/31	10	8,536
2.70%, 08/03/26	10	9,678
4.50%, 12/16/25	5	4,971
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	10	9,384
4.85%, 02/01/30	10	10,151
5.65%, 02/01/34	15	15,801
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	20	18,929
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	25	22,506
4.38%, 01/12/26	200	198,836
4.95%, 01/10/47	20	18,728
5.20%, 05/12/26	10	10,027
5.25%, 08/17/45	20	19,725
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	200	214,865
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	200	227,888
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	35	33,595
1.25%, 06/22/26	5	4,726
3.60%, 04/07/32	10	9,208
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	35	33,247
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	35	29,882
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	35	30,301
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	30	26,663
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	60	54,044
5
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.90%, 11/03/42, (1-day SOFR + 1.379%)(c)	$15	$10,920
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	15	13,805
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	50	43,985
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	55	53,071
3.20%, 10/21/26	30	29,194
3.40%, 05/01/26	50	49,100
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(c)	20	19,377
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(c)	5	4,875
3.70%, 01/12/26	70	69,136
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	40	36,901
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(c)	25	24,595
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(c)	40	38,813
4.13%, 07/25/28	20	19,668
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(c)	20	17,215
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	35	34,415
4.45%, 09/29/27	35	34,809
4.65%, 07/23/48	29	26,411
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	5	5,015
4.75%, 05/18/46	25	22,624
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	35	34,813
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	5	4,978
5.88%, 02/22/33	85	89,258
6.00%, 10/31/33	10	10,686
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	35	36,931
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	50	54,109
6.63%, 06/15/32	75	82,274
8.13%, 07/15/39	30	39,021
Citizens Financial Group Inc.
2.50%, 02/06/30	5	4,402
2.64%, 09/30/32	5	4,063
5.64%, 05/21/37, (5-year CMT + 2.750%)(c)	10	9,671
Cooperatieve Rabobank UA, 5.75%, 12/01/43	50	51,849
Deutsche Bank AG, 4.10%, 01/13/26	5	4,967
Deutsche Bank AG/New York
1.69%, 03/19/26	25	23,937
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	20	18,843
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	230	211,258
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	5	4,683
3.95%, 03/14/28	5	4,905
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	5	5,136
6.36%, 10/27/28, (1-day SOFR + 2.192%)(c)	5	5,229
8.25%, 03/01/38	15	18,554
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,182
Goldman Sachs Capital I, 6.35%, 02/15/34	5	5,425
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(c)	5	4,760
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	60	56,999
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	40	37,551
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	35	33,055
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	50	41,982
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	115	97,930
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	35	30,423
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	20	19,082
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	30	25,888
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	25	18,457
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	85	75,202
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	25	19,346
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	20	15,845
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	40	39,058
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(c)	50	48,582
Security	Par (000)	Value
Banks (continued)
3.85%, 01/26/27	$25	$24,651
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(c)	30	26,578
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(c)	25	24,652
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(c)	50	46,159
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	25	24,942
4.75%, 10/21/45	35	33,098
4.80%, 07/08/44	30	28,520
5.15%, 05/22/45	20	19,638
6.25%, 02/01/41	25	27,907
6.45%, 05/01/36	30	33,106
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	25	27,718
6.75%, 10/01/37	30	33,823
HSBC Bank USA NA, 7.00%, 01/15/39	70	81,889
HSBC Holdings PLC
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(c)	150	144,565
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(c)	200	198,498
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(c)	200	198,380
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	200	199,981
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	105	107,498
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	200	215,129
6.50%, 09/15/37	20	21,663
Huntington Bancshares Inc./Ohio
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	5	4,986
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	5	4,885
5.71%, 02/02/35, (1-day SOFR + 1.870%)(c)	15	15,382
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	25	26,245
ING Groep NV, 5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	200	204,552
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(c)	50	47,785
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	50	46,947
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	55	52,343
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(c)	5	4,232
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	55	46,483
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	45	42,311
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	30	26,929
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	20	17,284
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(c)	35	30,632
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(c)	40	36,613
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(c)	31	28,213
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	55	48,674
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(c)	30	23,470
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	40	28,784
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	30	23,452
3.20%, 06/15/26	95	92,957
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	40	29,846
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(c)	40	38,707
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(c)	50	48,140
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(c)	35	31,249
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(c)	30	25,023
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(c)	30	29,684
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(c)	50	41,898
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(c)	30	29,613
4.25%, 10/01/27	40	39,930
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(c)	20	17,683
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	50	49,751
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(c)	5	4,982
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	30	29,589
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	60	60,540
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	120	120,732
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	50	51,264
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	$25	$25,663
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	50	51,490
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	50	51,529
5.50%, 10/15/40	15	15,811
5.60%, 07/15/41	15	16,020
5.63%, 08/16/43	20	21,269
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	65	68,048
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	20	21,897
6.40%, 05/15/38	65	75,227
8.00%, 04/29/27	45	49,330
KeyCorp
2.25%, 04/06/27	30	28,170
4.10%, 04/30/28	5	4,875
4.79%, 06/01/33, (1-day SOFR + 2.060%)(c)	15	14,446
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	20	12,364
0.00%, 06/29/37(d)	175	102,637
0.63%, 01/22/26	15	14,283
1.75%, 09/14/29	5	4,531
3.75%, 02/15/28	50	49,875
3.88%, 06/15/28	10	10,023
4.13%, 07/15/33	5	5,043
4.63%, 08/07/26	20	20,220
5.13%, 09/29/25	5	5,040
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	5	4,197
3.88%, 06/14/28	10	10,007
Series 37, 2.50%, 11/15/27	5	4,793
Lloyds Banking Group PLC, 4.34%, 01/09/48	100	82,163
M&T Bank Corp., 7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)(c)	15	16,341
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	174,849
5.41%, 04/19/34, (1-year CMT + 1.970%)(c)	200	207,384
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	200	188,649
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(c)	200	173,194
3.66%, 02/28/27	15	14,695
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	20	20,829
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5	5,249
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	20	20,979
Morgan Stanley
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	85	80,760
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	50	41,585
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	35	29,228
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	25	21,159
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	50	41,243
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	45	38,566
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	40	36,209
2.80%, 01/25/52, (1-day SOFR + 1.430%)(c)	30	20,149
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	75	65,886
3.13%, 07/27/26	5	4,875
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	25	19,600
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	40	37,936
3.63%, 01/20/27	50	49,221
3.95%, 04/23/27	15	14,785
3.97%, 07/22/38(c)	55	48,915
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	60	59,435
4.38%, 01/22/47	15	13,429
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(c)	80	79,495
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(c)	10	9,388
Security	Par (000)	Value
Banks (continued)
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	$50	$49,830
5.00%, 11/24/25	55	55,092
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	10	10,170
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	25	25,410
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	30	29,824
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	50	51,066
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	50	51,542
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	50	51,501
5.60%, 03/24/51, (1-day SOFR + 4.840%)(c)	25	26,618
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	50	51,775
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	25	26,284
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	30	32,874
6.38%, 07/24/42	20	23,017
7.25%, 04/01/32	50	58,611
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	200	189,248
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(c)	200	200,549
Northern Trust Corp.
1.95%, 05/01/30	5	4,416
6.13%, 11/02/32	5	5,482
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	10	9,594
0.50%, 02/02/26	105	99,635
3.63%, 09/09/27	10	9,914
4.13%, 01/20/26	5	4,990
4.25%, 03/01/28	15	15,165
4.63%, 11/03/25	10	10,029
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	5	4,282
2.55%, 01/22/30	55	49,978
3.15%, 05/19/27	5	4,842
3.45%, 04/23/29	42	40,370
4.63%, 06/06/33, (1-day SOFR + 1.850%)(c)	5	4,829
4.76%, 01/26/27, (1-day SOFR + 1.085%)(c)	10	9,989
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	30	29,989
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	50	50,860
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	30	30,825
5.40%, 07/23/35, (1-day SOFR +1.599%)(c)	25	25,609
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	25	26,062
6.04%, 10/28/33, (1-day SOFR + 2.140%)(c)	30	31,902
Regions Financial Corp., 7.38%, 12/10/37	5	5,792
Royal Bank of Canada
1.15%, 07/14/26	5	4,711
2.30%, 11/03/31	30	25,902
3.88%, 05/04/32	25	23,743
4.88%, 01/12/26	5	5,025
4.90%, 01/12/28	5	5,081
4.95%, 02/01/29	25	25,575
5.00%, 02/01/33	5	5,098
5.00%, 05/02/33	5	5,122
Santander Holdings USA Inc.
4.40%, 07/13/27	5	4,942
5.81%, 09/09/26, (1-day SOFR + 2.328%)(c)	5	5,018
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	5	5,214
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	5	5,232
State Street Corp.
2.20%, 03/03/31	10	8,712
2.65%, 05/19/26	5	4,858
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	15	15,327
5.27%, 08/03/26	5	5,080
7
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	$200	$180,467
3.78%, 03/09/26	5	4,936
5.77%, 01/13/33	205	217,276
6.18%, 07/13/43	25	27,896
Toronto-Dominion Bank (The)
0.75%, 09/11/25	5	4,811
1.20%, 06/03/26	10	9,451
2.00%, 09/10/31	5	4,240
3.20%, 03/10/32	10	8,984
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	10	9,722
4.11%, 06/08/27	15	14,866
4.46%, 06/08/32	25	24,453
4.69%, 09/15/27	5	5,038
Truist Bank, 4.05%, 11/03/25	45	44,642
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	5	4,518
1.95%, 06/05/30	10	8,636
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	5	4,917
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	55	55,138
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	5	4,833
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	30	29,840
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	25	25,284
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	25	25,890
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	25	26,099
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	5	5,322
U.S. Bancorp
1.38%, 07/22/30	10	8,411
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	15	12,436
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	20	17,222
3.10%, 04/27/26	5	4,877
3.95%, 11/17/25	5	4,960
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	15	15,002
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	20	19,666
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	25	24,539
5.73%, 10/21/26, (1-day SOFR + 1.430%)(c)	45	45,452
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	15	15,582
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	30	31,515
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	30	31,510
Series V, 2.38%, 07/22/26	15	14,492
UBS AG/Stamford CT, 7.50%, 02/15/28	250	272,768
UBS Group AG
4.55%, 04/17/26	150	149,535
4.88%, 05/15/45	25	23,575
Wachovia Corp., 5.50%, 08/01/35	1	1,029
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	70	66,024
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(c)	30	26,915
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(c)	55	50,404
3.00%, 04/22/26	5	4,882
3.00%, 10/23/26	55	53,413
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	45	34,444
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	65	58,560
3.90%, 05/01/45	25	20,831
4.10%, 06/03/26	40	39,620
4.15%, 01/24/29	50	49,418
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(c)	10	9,895
4.65%, 11/04/44	25	22,303
4.75%, 12/07/46	20	17,900
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	15	15,085
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	30	29,849
Security	Par (000)	Value
Banks (continued)
4.90%, 11/17/45	$30	$27,492
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(c)	90	86,376
5.38%, 11/02/43	65	64,348
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	25	25,601
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	75	77,424
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	30	30,986
5.61%, 01/15/44	52	52,757
5.95%, 12/01/86	30	31,118
6.00%, 10/28/25	5	5,004
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	50	55,029
Wells Fargo Bank NA, 5.85%, 02/01/37	20	21,177
Westpac Banking Corp.
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	25	21,543
2.96%, 11/16/40(b)	15	11,004
3.13%, 11/18/41	10	7,416
3.35%, 03/08/27	15	14,681
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	15	14,366
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	30	29,588
4.42%, 07/24/39	20	18,599
6.82%, 11/17/33	15	16,725
		15,585,472
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	60	59,318
4.90%, 02/01/46	110	105,646
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	20	19,772
4.90%, 02/01/46	40	38,300
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	5	4,804
4.38%, 04/15/38	10	9,469
4.44%, 10/06/48	25	22,375
4.60%, 04/15/48	6	5,567
4.75%, 01/23/29	50	50,936
4.90%, 01/23/31	5	5,137
4.95%, 01/15/42	25	24,544
5.45%, 01/23/39	25	26,280
5.55%, 01/23/49	75	78,491
5.80%, 01/23/59	35	38,413
8.00%, 11/15/39	10	13,061
Coca-Cola Co. (The)
1.00%, 03/15/28	50	45,170
1.38%, 03/15/31	40	33,386
1.50%, 03/05/28	5	4,588
1.65%, 06/01/30	45	39,125
2.25%, 01/05/32	5	4,378
2.50%, 06/01/40	10	7,374
2.50%, 03/15/51	35	22,349
2.88%, 05/05/41	5	3,851
3.00%, 03/05/51	35	25,040
3.38%, 03/25/27	10	9,844
3.45%, 03/25/30	5	4,814
4.20%, 03/25/50	10	8,897
Constellation Brands Inc.
3.15%, 08/01/29	5	4,688
3.60%, 02/15/28	40	38,736
3.70%, 12/06/26	20	19,639
3.75%, 05/01/50	30	23,150
4.10%, 02/15/48	15	12,383
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.35%, 05/09/27	$55	$54,773
4.40%, 11/15/25	10	9,954
4.75%, 12/01/25	10	10,001
4.75%, 05/09/32	25	24,894
Diageo Capital PLC
2.00%, 04/29/30	150	132,207
3.88%, 04/29/43	5	4,262
Keurig Dr Pepper Inc.
2.55%, 09/15/26	10	9,628
3.35%, 03/15/51	15	10,806
3.40%, 11/15/25	5	4,924
3.80%, 05/01/50	5	3,931
3.95%, 04/15/29	30	29,384
4.05%, 04/15/32	15	14,468
Molson Coors Beverage Co.
3.00%, 07/15/26	15	14,592
4.20%, 07/15/46	45	37,759
5.00%, 05/01/42	15	14,270
PepsiCo Inc.
1.40%, 02/25/31	35	29,295
1.95%, 10/21/31	10	8,570
2.63%, 03/19/27	5	4,820
2.63%, 07/29/29	5	4,666
2.63%, 10/21/41	30	21,979
2.75%, 03/19/30	35	32,407
2.75%, 10/21/51	5	3,353
2.88%, 10/15/49	25	17,550
3.00%, 10/15/27	5	4,850
3.38%, 07/29/49	18	13,714
3.45%, 10/06/46	15	11,832
3.60%, 02/18/28	5	4,923
3.90%, 07/18/32	10	9,702
4.20%, 07/18/52	15	13,180
4.45%, 05/15/28	15	15,213
4.88%, 11/01/40	10	9,954
7.00%, 03/01/29	5	5,588
		1,396,974
Biotechnology — 0.5%
Amgen Inc.
1.65%, 08/15/28	20	18,019
2.45%, 02/21/30	35	31,586
2.77%, 09/01/53	25	15,864
2.80%, 08/15/41	20	14,783
3.15%, 02/21/40	30	23,335
3.20%, 11/02/27	60	57,945
4.05%, 08/18/29	10	9,813
4.20%, 03/01/33	5	4,785
4.20%, 02/22/52	5	4,147
4.40%, 05/01/45	20	17,368
4.40%, 02/22/62	20	16,575
4.56%, 06/15/48	30	26,444
4.66%, 06/15/51	45	40,061
4.88%, 03/01/53	5	4,588
5.25%, 03/02/30	45	46,578
5.25%, 03/02/33	65	66,797
5.60%, 03/02/43	65	66,477
5.65%, 03/02/53	60	61,679
5.75%, 03/02/63	25	25,642
6.40%, 02/01/39	20	22,273
Biogen Inc.
2.25%, 05/01/30	35	30,890
Security	Par (000)	Value
Biotechnology (continued)
3.15%, 05/01/50	$50	$33,765
4.05%, 09/15/25	20	19,833
Gilead Sciences Inc.
1.20%, 10/01/27	25	22,791
2.80%, 10/01/50	30	19,697
2.95%, 03/01/27	35	33,896
3.65%, 03/01/26	50	49,322
4.00%, 09/01/36	10	9,189
4.15%, 03/01/47	25	21,185
4.50%, 02/01/45	15	13,458
4.60%, 09/01/35	25	24,516
4.75%, 03/01/46	15	13,909
4.80%, 04/01/44	25	23,487
5.55%, 10/15/53	5	5,206
5.65%, 12/01/41	10	10,471
Illumina Inc.
2.55%, 03/23/31	15	12,848
5.75%, 12/13/27	5	5,155
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10	8,555
2.80%, 09/15/50	30	19,442
Royalty Pharma PLC
1.75%, 09/02/27	45	41,505
2.20%, 09/02/30	20	17,325
3.35%, 09/02/51	20	13,538
3.55%, 09/02/50	20	14,148
		1,038,890
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27	30	28,753
2.70%, 02/15/31	20	17,827
2.72%, 02/15/30	20	18,301
3.38%, 04/05/40	15	12,115
3.58%, 04/05/50	30	23,012
5.90%, 03/15/34	24	25,900
Eagle Materials Inc., 2.50%, 07/01/31	5	4,351
Fortune Brands Innovations Inc., 3.25%, 09/15/29	25	23,358
Johnson Controls International PLC, 4.50%, 02/15/47	30	26,282
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	10	8,572
Lennox International Inc., 1.70%, 08/01/27	5	4,629
Martin Marietta Materials Inc.
2.40%, 07/15/31	10	8,613
3.20%, 07/15/51	10	6,990
3.45%, 06/01/27	35	34,119
3.50%, 12/15/27	25	24,344
Masco Corp., 2.00%, 10/01/30	5	4,282
Owens Corning, 4.30%, 07/15/47	20	16,607
Trane Technologies Financing Ltd.
3.80%, 03/21/29	15	14,630
4.65%, 11/01/44	10	9,192
Trane Technologies Global Holding Co. Ltd., 5.75%, 06/15/43	15	15,910
Vulcan Materials Co.
3.50%, 06/01/30	10	9,469
3.90%, 04/01/27	10	9,870
4.50%, 06/15/47	20	17,436
4.70%, 03/01/48	5	4,539
		369,101
9
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27	$165	$155,441
2.70%, 05/15/40	30	22,477
2.80%, 05/15/50	30	20,333
4.80%, 03/03/33	10	10,220
Albemarle Corp.
4.65%, 06/01/27	25	24,933
5.05%, 06/01/32(b)	20	19,726
5.45%, 12/01/44(b)	15	13,725
Celanese U.S. Holdings LLC
6.17%, 07/15/27	30	30,961
6.33%, 07/15/29	25	26,400
6.35%, 11/15/28	5	5,264
6.38%, 07/15/32	10	10,579
6.55%, 11/15/30	10	10,729
6.70%, 11/15/33	25	27,034
CF Industries Inc.
4.95%, 06/01/43	15	13,748
5.15%, 03/15/34	10	9,962
5.38%, 03/15/44	15	14,418
Dow Chemical Co. (The)
2.10%, 11/15/30	5	4,382
4.25%, 10/01/34	5	4,731
4.38%, 11/15/42	35	30,168
5.55%, 11/30/48	15	14,823
6.30%, 03/15/33(b)	10	10,895
6.90%, 05/15/53	5	5,813
DuPont de Nemours Inc.
4.49%, 11/15/25	40	39,848
4.73%, 11/15/28	25	25,361
5.32%, 11/15/38	18	19,346
5.42%, 11/15/48	10	10,847
Eastman Chemical Co., 4.65%, 10/15/44	35	30,945
Ecolab Inc., 2.13%, 08/15/50	50	29,484
EIDP Inc.
2.30%, 07/15/30	20	17,892
4.80%, 05/15/33	5	5,021
FMC Corp.
3.45%, 10/01/29	5	4,683
4.50%, 10/01/49	5	4,008
5.65%, 05/18/33(b)	20	20,474
Huntsman International LLC, 4.50%, 05/01/29	25	24,345
Linde Inc./CT
2.00%, 08/10/50	25	14,325
3.20%, 01/30/26	40	39,335
3.55%, 11/07/42	10	8,275
LYB International Finance BV, 4.88%, 03/15/44	10	9,082
LYB International Finance III LLC
2.25%, 10/01/30	25	21,875
3.63%, 04/01/51	10	7,203
3.80%, 10/01/60	10	7,214
4.20%, 05/01/50	5	3,972
5.50%, 03/01/34	25	25,635
Mosaic Co. (The)
5.38%, 11/15/28(b)	25	25,669
5.45%, 11/15/33	25	25,513
Nutrien Ltd.
3.95%, 05/13/50	5	3,948
4.00%, 12/15/26	5	4,942
4.20%, 04/01/29	30	29,656
4.90%, 03/27/28	5	5,068
Security	Par (000)	Value
Chemicals (continued)
5.88%, 12/01/36	$10	$10,594
PPG Industries Inc.
1.20%, 03/15/26	20	18,985
3.75%, 03/15/28	20	19,572
RPM International Inc.
2.95%, 01/15/32	15	13,064
3.75%, 03/15/27	10	9,771
Sherwin-Williams Co. (The)
2.95%, 08/15/29	5	4,656
3.45%, 06/01/27	95	92,618
3.80%, 08/15/49	30	23,666
Westlake Corp.
3.13%, 08/15/51	10	6,549
3.60%, 08/15/26	10	9,803
5.00%, 08/15/46	25	22,866
		1,182,872
Commercial Services — 0.4%
Automatic Data Processing Inc.
1.70%, 05/15/28	30	27,593
3.38%, 09/15/25	24	23,720
Block Financial LLC, 3.88%, 08/15/30	20	18,968
California Institute of Technology, 4.32%, 08/01/45	5	4,621
Case Western Reserve University, 5.41%, 06/01/2122	5	5,085
Cintas Corp. No. 2, 4.00%, 05/01/32	45	43,509
Emory University, Series 2020, 2.97%, 09/01/50	15	10,771
Equifax Inc.
2.35%, 09/15/31	10	8,559
2.60%, 12/15/25	15	14,582
George Washington University (The), 4.87%, 09/15/45	15	14,726
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	15	10,615
Series A, 5.22%	10	9,711
Series B, 4.32%, 04/01/49	5	4,537
Global Payments Inc.
2.15%, 01/15/27	5	4,734
2.90%, 05/15/30	15	13,510
4.15%, 08/15/49	10	7,950
4.80%, 04/01/26	5	4,989
5.30%, 08/15/29	10	10,198
5.40%, 08/15/32	10	10,193
5.95%, 08/15/52	15	15,253
GXO Logistics Inc.
1.65%, 07/15/26	20	18,850
2.65%, 07/15/31	5	4,201
Howard University, 5.21%, 10/01/52	5	4,720
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	5	4,439
Series A, 2.81%, 01/01/60	5	3,332
Leland Stanford Junior University (The)
1.29%, 06/01/27	30	27,855
2.41%, 06/01/50	15	9,807
Massachusetts Institute of Technology
3.96%, 07/01/38	25	23,753
5.60%	15	16,673
Moody's Corp.
2.00%, 08/19/31	10	8,479
2.75%, 08/19/41	5	3,626
3.25%, 05/20/50	15	10,726
3.75%, 02/25/52	15	11,794
4.25%, 08/08/32	10	9,727
5.25%, 07/15/44	5	4,987
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Northwestern University, 4.64%, 12/01/44	$20	$19,576
PayPal Holdings Inc.
2.30%, 06/01/30	25	22,356
2.65%, 10/01/26	5	4,833
2.85%, 10/01/29	20	18,618
3.25%, 06/01/50	15	10,799
3.90%, 06/01/27	10	9,920
5.05%, 06/01/52	10	9,709
5.25%, 06/01/62	10	9,750
President and Fellows of Harvard College, 3.15%, 07/15/46	30	23,275
Quanta Services Inc.
2.35%, 01/15/32	45	37,942
2.90%, 10/01/30	25	22,722
3.05%, 10/01/41	5	3,674
RELX Capital Inc.
3.00%, 05/22/30	20	18,504
4.75%, 05/20/32	5	5,012
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	5	3,275
S&P Global Inc.
2.70%, 03/01/29	5	4,673
2.90%, 03/01/32	30	26,976
3.25%, 12/01/49	15	11,133
3.70%, 03/01/52	30	23,919
3.90%, 03/01/62	20	15,898
4.25%, 05/01/29	10	9,974
Thomas Jefferson University, 3.85%, 11/01/57	5	3,862
Trustees of Boston College, 3.13%, 07/01/52	20	14,572
Trustees of Boston University, Series CC, 4.06%, 10/01/48	10	8,724
Trustees of Princeton University (The)
5.70%, 03/01/39	15	16,920
Series 2020, 2.52%, 07/01/50	10	6,867
Trustees of the University of Pennsylvania (The), 4.67%, 09/01/2112	5	4,631
University of Chicago (The)
4.00%, 10/01/53	20	17,224
Series C, 2.55%, 04/01/50	5	3,487
University of Miami, 4.06%, 04/01/52	10	8,570
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	5	4,099
Series 2017, 3.39%, 02/15/48	10	8,127
University of Southern California
2.81%, 10/01/50	5	3,495
Series A, 3.23%, 10/01/2120	15	9,682
Verisk Analytics Inc., 4.13%, 03/15/29	20	19,736
Washington University (The), 3.52%, 04/15/54	20	16,092
William Marsh Rice University
3.57%, 05/15/45	10	8,468
3.77%, 05/15/55	5	4,167
Yale University, Series 2020, 2.40%, 04/15/50	15	9,846
		907,900
Computers — 0.8%
Amdocs Ltd., 2.54%, 06/15/30	10	8,819
Apple Inc.
1.20%, 02/08/28	55	50,172
1.65%, 05/11/30	5	4,385
1.65%, 02/08/31	3	2,584
2.40%, 08/20/50	35	22,577
2.45%, 08/04/26	45	43,607
Security	Par (000)	Value
Computers (continued)
2.55%, 08/20/60	$30	$19,609
2.65%, 05/11/50	40	27,098
2.65%, 02/08/51	50	33,680
2.80%, 02/08/61	25	16,413
2.85%, 08/05/61	10	6,639
2.90%, 09/12/27	70	67,846
2.95%, 09/11/49	40	28,868
3.00%, 11/13/27	54	52,468
3.20%, 05/11/27	65	63,670
3.25%, 02/23/26	65	64,113
3.25%, 08/08/29	5	4,824
3.35%, 02/09/27	60	59,084
3.35%, 08/08/32	30	28,259
3.45%, 02/09/45	15	12,340
3.75%, 09/12/47	35	29,476
3.75%, 11/13/47	25	20,996
3.85%, 05/04/43	55	48,579
3.85%, 08/04/46	29	25,011
3.95%, 08/08/52	10	8,606
4.10%, 08/08/62	30	25,873
4.30%, 05/10/33(b)	15	15,297
4.38%, 05/13/45	30	28,222
4.50%, 02/23/36	35	35,727
4.65%, 02/23/46	55	53,781
CGI Inc.
1.45%, 09/14/26	35	32,812
2.30%, 09/14/31	5	4,186
Dell International LLC/EMC Corp.
3.45%, 12/15/51	4	2,851
4.90%, 10/01/26	10	10,054
5.30%, 10/01/29	5	5,157
5.75%, 02/01/33	20	21,181
6.02%, 06/15/26	21	21,449
6.10%, 07/15/27	5	5,221
6.20%, 07/15/30	10	10,777
8.10%, 07/15/36	25	30,752
8.35%, 07/15/46	25	33,115
DXC Technology Co., 2.38%, 09/15/28	15	13,462
Fortinet Inc.
1.00%, 03/15/26	5	4,732
2.20%, 03/15/31	10	8,570
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	30	28,678
4.90%, 10/15/25	15	14,989
6.20%, 10/15/35	5	5,384
6.35%, 10/15/45	35	37,592
HP Inc.
1.45%, 06/17/26	15	14,205
2.65%, 06/17/31	10	8,707
3.00%, 06/17/27	25	24,012
4.75%, 01/15/28	20	20,221
5.50%, 01/15/33	15	15,537
6.00%, 09/15/41	25	26,347
International Business Machines Corp.
1.95%, 05/15/30	100	87,453
2.85%, 05/15/40	170	127,642
3.50%, 05/15/29	100	96,314
4.00%, 06/20/42	15	12,844
4.40%, 07/27/32	5	4,933
Kyndryl Holdings Inc.
2.70%, 10/15/28	15	13,699
11
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.15%, 10/15/31	$5	$4,333
Leidos Inc., 2.30%, 02/15/31	15	12,842
NetApp Inc., 2.70%, 06/22/30	5	4,495
Teledyne FLIR LLC, 2.50%, 08/01/30	10	8,826
Western Digital Corp.
2.85%, 02/01/29	10	8,964
3.10%, 02/01/32	10	8,412
		1,699,371
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	5	4,882
3.25%, 08/15/32	25	23,210
3.70%, 08/01/47	10	8,375
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49	20	14,113
4.15%, 03/15/47	5	4,210
4.38%, 05/15/28	65	65,297
5.15%, 05/15/53(b)	20	20,076
Kenvue Inc.
4.90%, 03/22/33	30	30,696
5.05%, 03/22/28	30	30,828
5.05%, 03/22/53	30	29,892
5.10%, 03/22/43	20	20,175
5.20%, 03/22/63	10	9,993
Procter & Gamble Co. (The)
0.55%, 10/29/25	5	4,795
1.00%, 04/23/26	5	4,755
1.90%, 02/01/27	5	4,753
2.45%, 11/03/26	15	14,505
2.80%, 03/25/27	40	38,813
3.00%, 03/25/30	55	52,178
3.60%, 03/25/50	15	12,473
3.95%, 01/26/28	10	9,975
4.10%, 01/26/26	15	14,986
5.55%, 03/05/37	5	5,506
5.80%, 08/15/34	10	11,149
Unilever Capital Corp.
2.00%, 07/28/26	5	4,806
3.50%, 03/22/28	150	146,444
5.90%, 11/15/32	31	34,052
		620,937
Distribution & Wholesale — 0.0%
LKQ Corp., 6.25%, 06/15/33	25	26,281
WW Grainger Inc., 4.60%, 06/15/45	20	18,763
		45,044
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	10	9,576
2.45%, 10/29/26	50	47,672
3.30%, 01/30/32	150	133,487
3.65%, 07/21/27	5	4,865
3.85%, 10/29/41	15	12,320
3.88%, 01/23/28	15	14,616
Affiliated Managers Group Inc., 3.30%, 06/15/30	25	22,966
Air Lease Corp.
1.88%, 08/15/26	30	28,425
2.10%, 09/01/28	5	4,524
2.88%, 01/15/26	15	14,595
2.88%, 01/15/32	25	21,645
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 02/01/30	$10	$9,132
3.13%, 12/01/30	15	13,556
3.63%, 12/01/27	18	17,439
4.63%, 10/01/28	20	19,902
Aircastle Ltd., 4.25%, 06/15/26	15	14,792
Ally Financial Inc.
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	20	21,220
8.00%, 11/01/31	35	39,925
American Express Co.
1.65%, 11/04/26	45	42,410
3.13%, 05/20/26	5	4,883
3.30%, 05/03/27	50	48,669
4.05%, 05/03/29	25	24,891
4.05%, 12/03/42	30	26,517
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	20	19,495
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	15	15,158
5.28%, 07/26/35, (1-day SOFR +1.420%)(c)	25	25,565
Ameriprise Financial Inc.
2.88%, 09/15/26	40	38,831
5.15%, 05/15/33	25	25,742
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	5	4,572
Brookfield Finance Inc.
2.72%, 04/15/31	35	30,976
3.90%, 01/25/28	5	4,887
4.35%, 04/15/30	5	4,910
4.70%, 09/20/47	20	18,011
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	20	14,300
Capital One Financial Corp.
3.65%, 05/11/27	10	9,758
3.75%, 07/28/26	33	32,344
3.75%, 03/09/27	20	19,589
3.80%, 01/31/28	55	53,413
4.20%, 10/29/25	40	39,568
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	40	40,198
5.27%, 05/10/33, (1-day SOFR + 2.370%)(c)	35	34,851
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	25	25,438
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	10	10,216
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	30	31,845
Cboe Global Markets Inc.
1.63%, 12/15/30	5	4,247
3.00%, 03/16/32	15	13,504
3.65%, 01/12/27	30	29,484
Charles Schwab Corp. (The)
1.15%, 05/13/26	25	23,625
1.65%, 03/11/31	15	12,481
1.95%, 12/01/31	5	4,171
2.00%, 03/20/28	35	32,266
2.30%, 05/13/31	10	8,677
2.45%, 03/03/27	10	9,525
2.90%, 03/03/32	5	4,428
3.25%, 05/22/29	5	4,756
4.00%, 02/01/29	30	29,522
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	5	5,173
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	30	31,597
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	15	16,123
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	25	26,493
CME Group Inc.
2.65%, 03/15/32	20	17,816
4.15%, 06/15/48	25	21,996
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.30%, 09/15/43	$55	$57,794
Discover Financial Services, 6.70%, 11/29/32	20	21,779
Eaton Vance Corp., 3.50%, 04/06/27	15	14,662
Franklin Resources Inc.
1.60%, 10/30/30	20	16,764
2.95%, 08/12/51	10	6,587
Intercontinental Exchange Inc.
1.85%, 09/15/32	35	28,541
2.10%, 06/15/30	40	35,265
3.00%, 06/15/50	30	20,892
3.00%, 09/15/60	10	6,477
3.75%, 12/01/25	35	34,650
4.00%, 09/15/27	25	24,787
4.25%, 09/21/48	5	4,349
4.35%, 06/15/29	5	4,990
4.60%, 03/15/33	25	24,939
4.95%, 06/15/52	5	4,876
Invesco Finance PLC
3.75%, 01/15/26	5	4,941
5.38%, 11/30/43	10	9,810
Jefferies Financial Group Inc.
2.63%, 10/15/31	10	8,510
2.75%, 10/15/32	20	16,738
4.15%, 01/23/30	10	9,618
6.25%, 01/15/36	35	37,370
Lazard Group LLC
3.63%, 03/01/27	15	14,629
4.38%, 03/11/29	5	4,899
Legg Mason Inc., 5.63%, 01/15/44	10	10,164
Mastercard Inc.
2.95%, 06/01/29	5	4,748
3.30%, 03/26/27	20	19,606
3.35%, 03/26/30	25	23,935
3.50%, 02/26/28	15	14,683
3.85%, 03/26/50	2	1,662
3.95%, 02/26/48	30	25,601
4.88%, 03/09/28	5	5,143
Nasdaq Inc.
1.65%, 01/15/31	25	20,956
2.50%, 12/21/40	15	10,434
3.25%, 04/28/50	15	10,655
3.85%, 06/30/26	20	19,793
5.55%, 02/15/34	45	46,863
6.10%, 06/28/63	10	10,831
Nomura Holdings Inc.
2.17%, 07/14/28	15	13,603
2.68%, 07/16/30	25	22,080
3.10%, 01/16/30	10	9,128
Radian Group Inc., 4.88%, 03/15/27	10	9,956
Raymond James Financial Inc.
3.75%, 04/01/51	5	3,846
4.65%, 04/01/30	15	15,173
4.95%, 07/15/46	20	18,859
Stifel Financial Corp., 4.00%, 05/15/30	10	9,505
Synchrony Financial
2.88%, 10/28/31	5	4,211
3.70%, 08/04/26	5	4,885
5.15%, 03/19/29	5	4,979
Visa Inc.
1.10%, 02/15/31	5	4,132
1.90%, 04/15/27	55	52,125
Security	Par (000)	Value
Diversified Financial Services (continued)
2.75%, 09/15/27	$70	$67,384
3.15%, 12/14/25	80	78,787
3.65%, 09/15/47	25	20,403
4.15%, 12/14/35	60	58,200
4.30%, 12/14/45	50	45,294
Voya Financial Inc.
3.65%, 06/15/26	5	4,915
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(c)	10	8,837
4.80%, 06/15/46	5	4,425
5.70%, 07/15/43	5	4,991
Western Union Co. (The)
1.35%, 03/15/26	15	14,221
2.75%, 03/15/31	10	8,607
		2,521,065
Electric — 2.9%
AEP Texas Inc.
3.45%, 05/15/51	20	13,918
3.95%, 06/01/28	25	24,381
5.25%, 05/15/52	10	9,393
Series G, 4.15%, 05/01/49	10	7,934
Series H, 3.45%, 01/15/50	20	14,037
Series I, 2.10%, 07/01/30	15	13,039
AEP Transmission Co. LLC
3.10%, 12/01/26	5	4,856
4.50%, 06/15/52	10	8,738
5.40%, 03/15/53	35	35,312
AES Corp. (The)
1.38%, 01/15/26	40	38,112
2.45%, 01/15/31	5	4,264
Alabama Power Co.
3.00%, 03/15/52	10	6,792
3.05%, 03/15/32	30	26,970
3.75%, 03/01/45	25	20,128
Series A, 4.30%, 07/15/48	20	17,204
Ameren Corp.
1.75%, 03/15/28	5	4,546
3.65%, 02/15/26	5	4,928
Ameren Illinois Co.
2.90%, 06/15/51	20	13,157
3.25%, 03/15/50	10	7,120
3.85%, 09/01/32	10	9,443
5.90%, 12/01/52	5	5,404
American Electric Power Co. Inc.
2.30%, 03/01/30	15	13,291
3.25%, 03/01/50	15	10,336
5.63%, 03/01/33	5	5,212
Arizona Public Service Co.
2.20%, 12/15/31	5	4,171
2.65%, 09/15/50	25	15,316
3.35%, 05/15/50	25	17,664
3.75%, 05/15/46	10	7,661
5.55%, 08/01/33	5	5,141
Avangrid Inc., 3.80%, 06/01/29	15	14,446
Avista Corp., 4.35%, 06/01/48	5	4,302
Baltimore Gas & Electric Co.
2.40%, 08/15/26	10	9,619
3.75%, 08/15/47	25	19,636
5.40%, 06/01/53	20	20,167
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	20	13,027
3.70%, 07/15/30	20	19,256
13
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.80%, 07/15/48	$10	$7,771
4.25%, 10/15/50	30	24,911
4.45%, 01/15/49	20	17,189
4.50%, 02/01/45	20	18,218
4.60%, 05/01/53	5	4,369
5.95%, 05/15/37	5	5,405
6.13%, 04/01/36	5	5,456
Black Hills Corp.
2.50%, 06/15/30	10	8,793
3.95%, 01/15/26	10	9,880
5.95%, 03/15/28	30	31,325
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	5	5,028
5.30%, 04/01/53	10	9,945
Series AF, 3.35%, 04/01/51	45	32,548
Series ai., 4.45%, 10/01/32	20	19,638
Series Z, 2.40%, 09/01/26	5	4,802
CenterPoint Energy Inc.
2.95%, 03/01/30	16	14,612
3.70%, 09/01/49	10	7,466
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	15	14,696
CMS Energy Corp.
3.45%, 08/15/27	20	19,504
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	10	8,463
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	5	4,702
Commonwealth Edison Co.
3.70%, 08/15/28	5	4,882
4.00%, 03/01/48	5	4,107
4.00%, 03/01/49	20	16,276
4.70%, 01/15/44	20	18,507
5.30%, 02/01/53	10	9,915
Series 123, 3.75%, 08/15/47	25	19,753
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	10	8,338
4.90%, 07/01/33	5	5,046
5.25%, 01/15/53	25	25,172
Series A, 4.15%, 06/01/45	10	8,576
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	45	39,516
3.60%, 06/15/61	10	7,223
4.45%, 03/15/44	15	13,358
4.50%, 12/01/45	5	4,422
4.50%, 05/15/58	15	12,886
4.63%, 12/01/54	10	8,945
6.15%, 11/15/52	10	11,149
Series 05-A, 5.30%, 03/01/35	20	20,711
Series 09-C, 5.50%, 12/01/39	10	10,246
Series 2017, 3.88%, 06/15/47	15	11,991
Series 20B, 3.95%, 04/01/50	20	16,522
Series A, 4.13%, 05/15/49	20	16,580
Series B, 3.13%, 11/15/27	5	4,814
Series C, 3.00%, 12/01/60	40	24,935
Constellation Energy Generation LLC
5.60%, 06/15/42	12	12,003
5.80%, 03/01/33	25	26,269
6.13%, 01/15/34	15	16,117
6.25%, 10/01/39	10	10,850
6.50%, 10/01/53	25	27,778
Consumers Energy Co.
3.10%, 08/15/50	15	10,911
3.50%, 08/01/51	5	3,899
Security	Par (000)	Value
Electric (continued)
3.60%, 08/15/32	$10	$9,285
3.95%, 05/15/43	10	8,476
4.05%, 05/15/48	5	4,228
Dayton Power & Light Co. (The), 3.95%, 06/15/49	13	9,913
Dominion Energy Inc.
3.90%, 10/01/25	5	4,951
Series A, 1.45%, 04/15/26	70	66,512
Series A, 4.60%, 03/15/49	5	4,302
Series C, 3.38%, 04/01/30	25	23,401
Series C, 4.90%, 08/01/41	10	9,204
Dominion Energy South Carolina Inc.
6.25%, 10/15/53	5	5,661
Series A, 2.30%, 12/01/31	5	4,271
DTE Electric Co.
2.25%, 03/01/30	5	4,473
2.95%, 03/01/50	40	27,417
3.75%, 08/15/47	20	15,883
Series A, 4.00%, 04/01/43	10	8,532
DTE Energy Co.
2.85%, 10/01/26	10	9,670
4.88%, 06/01/28	5	5,056
Series C, 3.40%, 06/15/29	15	14,228
Duke Energy Carolinas LLC
3.55%, 03/15/52	15	11,119
3.95%, 03/15/48	5	4,078
4.95%, 01/15/33	5	5,082
5.30%, 02/15/40	25	25,482
5.35%, 01/15/53	25	25,005
Duke Energy Corp.
0.90%, 09/15/25	35	33,669
2.65%, 09/01/26	25	24,114
3.30%, 06/15/41	25	19,120
3.50%, 06/15/51	10	7,134
3.75%, 09/01/46	40	30,596
4.20%, 06/15/49	20	16,208
4.30%, 03/15/28	5	4,972
4.50%, 08/15/32	5	4,871
4.80%, 12/15/45	10	8,970
5.00%, 08/15/52	35	32,136
Duke Energy Florida LLC
3.20%, 01/15/27	50	48,747
3.80%, 07/15/28	34	33,492
6.35%, 09/15/37	20	22,232
Duke Energy Indiana LLC
2.75%, 04/01/50	15	9,581
Series YYY, 3.25%, 10/01/49	30	21,323
Duke Energy Ohio Inc., 5.65%, 04/01/53	25	25,566
Duke Energy Progress LLC
3.45%, 03/15/29	20	19,278
3.70%, 10/15/46	10	7,812
4.15%, 12/01/44	38	32,242
4.20%, 08/15/45	25	21,307
Edison International
4.13%, 03/15/28	5	4,898
5.25%, 11/15/28	60	61,058
5.75%, 06/15/27	20	20,494
El Paso Electric Co., 6.00%, 05/15/35	5	5,229
Emera U.S. Finance LP, 4.75%, 06/15/46	20	17,284
Enel Americas SA, 4.00%, 10/25/26	5	4,917
Enel Chile SA, 4.88%, 06/12/28	10	9,883
Entergy Arkansas LLC, 3.35%, 06/15/52	25	17,647
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Corp.
0.90%, 09/15/25	$75	$72,205
1.90%, 06/15/28	15	13,629
2.40%, 06/15/31	5	4,277
2.80%, 06/15/30	15	13,572
2.95%, 09/01/26	40	38,773
3.75%, 06/15/50	15	11,045
Entergy Louisiana LLC
2.40%, 10/01/26	5	4,793
3.10%, 06/15/41	5	3,739
3.25%, 04/01/28	30	28,760
4.20%, 09/01/48	15	12,389
4.20%, 04/01/50	10	8,227
4.95%, 01/15/45	5	4,654
5.15%, 09/15/34	25	25,245
Evergy Kansas Central Inc.
3.10%, 04/01/27	45	43,531
3.25%, 09/01/49	25	17,604
4.25%, 12/01/45	15	12,848
Evergy Metro Inc.
4.20%, 06/15/47	15	12,469
Series 2020, 2.25%, 06/01/30	19	16,804
Eversource Energy
2.55%, 03/15/31	10	8,635
2.90%, 03/01/27	35	33,580
3.38%, 03/01/32	10	8,947
3.45%, 01/15/50	10	7,280
4.60%, 07/01/27	30	29,991
5.13%, 05/15/33	15	15,024
Series M, 3.30%, 01/15/28	20	19,126
Series R, 1.65%, 08/15/30	5	4,205
Series U, 1.40%, 08/15/26	5	4,697
Exelon Corp.
2.75%, 03/15/27	25	24,009
3.40%, 04/15/26	75	73,666
4.05%, 04/15/30	40	38,991
4.10%, 03/15/52	30	24,216
4.45%, 04/15/46	20	17,246
4.70%, 04/15/50	15	13,302
4.95%, 06/15/35	5	4,909
5.10%, 06/15/45	10	9,507
5.15%, 03/15/28	25	25,521
5.60%, 03/15/53	5	5,067
5.63%, 06/15/35	5	5,254
Florida Power & Light Co.
2.45%, 02/03/32	10	8,703
2.88%, 12/04/51	5	3,358
3.70%, 12/01/47	30	23,936
3.95%, 03/01/48	10	8,312
4.40%, 05/15/28	25	25,143
5.25%, 02/01/41	15	15,130
5.30%, 06/15/34	25	26,043
5.30%, 04/01/53	20	20,368
5.69%, 03/01/40	10	10,562
Fortis Inc./Canada, 3.06%, 10/04/26	50	48,245
Georgia Power Co.
4.70%, 05/15/32	25	25,069
5.00%, 02/23/27	50	50,809
5.13%, 05/15/52	5	4,876
Series A, 3.25%, 03/15/51	25	17,873
Series B, 3.70%, 01/30/50	5	3,873
Security	Par (000)	Value
Electric (continued)
Iberdrola International BV, 6.75%, 07/15/36	$15	$17,441
Indiana Michigan Power Co., 6.05%, 03/15/37	10	10,790
Interstate Power & Light Co.
3.10%, 11/30/51	10	6,665
4.10%, 09/26/28	5	4,928
6.25%, 07/15/39	10	10,815
ITC Holdings Corp., 3.35%, 11/15/27	15	14,462
Kentucky Utilities Co.
5.13%, 11/01/40	5	4,950
5.45%, 04/15/33	25	26,058
Louisville Gas & Electric Co.
5.45%, 04/15/33	20	20,825
Series 25, 3.30%, 10/01/25	5	4,929
MidAmerican Energy Co.
3.15%, 04/15/50	5	3,529
4.25%, 07/15/49	5	4,317
4.40%, 10/15/44	5	4,463
5.35%, 01/15/34	5	5,234
5.85%, 09/15/54	25	26,926
6.75%, 12/30/31	5	5,731
Mississippi Power Co., Series B, 3.10%, 07/30/51	5	3,348
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/32	10	8,810
3.05%, 04/25/27	20	19,352
3.70%, 03/15/29	20	19,401
4.15%, 12/15/32	25	23,995
4.30%, 03/15/49	15	12,856
5.05%, 09/15/28	5	5,111
5.45%, 10/30/25	10	10,093
5.80%, 01/15/33	15	16,025
Nevada Power Co., Series CC, 3.70%, 05/01/29	5	4,852
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	40	37,697
1.90%, 06/15/28	35	31,884
2.25%, 06/01/30	30	26,499
2.44%, 01/15/32	25	21,312
2.75%, 11/01/29	20	18,456
3.50%, 04/01/29	40	38,269
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	5	4,672
4.63%, 07/15/27	40	40,270
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(c)	5	4,655
4.90%, 02/28/28	30	30,395
5.00%, 02/28/30	10	10,254
5.00%, 07/15/32	15	15,211
5.05%, 02/28/33	35	35,284
5.25%, 03/15/34	25	25,435
5.25%, 02/28/53	10	9,731
5.75%, 09/01/25	5	5,041
Northern States Power Co./MN
2.90%, 03/01/50	35	23,611
3.60%, 09/15/47	10	7,713
5.10%, 05/15/53	10	9,692
NorthWestern Corp., 4.18%, 11/15/44	20	16,841
NSTAR Electric Co.
1.95%, 08/15/31	25	21,078
4.40%, 03/01/44	5	4,422
4.55%, 06/01/52	10	8,950
Oglethorpe Power Corp.
4.50%, 04/01/47	10	8,514
5.25%, 09/01/50	7	6,553
5.38%, 11/01/40	10	9,720
15
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.95%, 11/01/39	$20	$20,717
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	5	4,683
3.80%, 08/15/28	5	4,876
4.15%, 04/01/47	10	8,253
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	15	9,431
3.75%, 04/01/45	5	4,004
3.80%, 09/30/47	20	16,026
4.55%, 09/15/32	5	4,945
4.55%, 12/01/41	19	17,372
4.60%, 06/01/52	10	8,899
5.75%, 03/15/29	30	31,602
Pacific Gas and Electric Co.
2.50%, 02/01/31	40	34,374
2.95%, 03/01/26	5	4,853
3.15%, 01/01/26	5	4,880
3.30%, 12/01/27	20	19,084
3.50%, 08/01/50	45	31,058
3.75%, 07/01/28	5	4,812
3.95%, 12/01/47	5	3,777
4.20%, 06/01/41	5	4,070
4.30%, 03/15/45	10	8,011
4.45%, 04/15/42	20	16,644
4.50%, 07/01/40	40	34,692
4.55%, 07/01/30	24	23,485
4.60%, 06/15/43	5	4,239
4.95%, 07/01/50	45	39,214
5.25%, 03/01/52	5	4,519
5.90%, 06/15/32	20	20,750
6.15%, 01/15/33	20	21,075
6.40%, 06/15/33	10	10,702
6.70%, 04/01/53	15	16,433
PacifiCorp
2.90%, 06/15/52	25	15,691
3.30%, 03/15/51	10	6,833
3.50%, 06/15/29	15	14,326
4.15%, 02/15/50	15	11,975
5.35%, 12/01/53	10	9,601
5.45%, 02/15/34	15	15,352
5.50%, 05/15/54	60	59,075
5.80%, 01/15/55	25	25,414
6.00%, 01/15/39	5	5,283
PPL Electric Utilities Corp.
4.15%, 06/15/48	40	34,132
5.00%, 05/15/33	5	5,073
5.25%, 05/15/53	25	25,091
Progress Energy Inc.
6.00%, 12/01/39	15	15,822
7.00%, 10/30/31	70	78,860
7.75%, 03/01/31	15	17,356
Public Service Co. of Colorado
4.05%, 09/15/49	25	19,948
4.50%, 06/01/52	25	21,396
Series 17, 6.25%, 09/01/37	20	21,992
Public Service Electric & Gas Co.
0.95%, 03/15/26	5	4,738
3.10%, 03/15/32	10	9,055
3.60%, 12/01/47	10	7,810
3.65%, 09/01/28	60	58,429
3.70%, 05/01/28	5	4,888
Security	Par (000)	Value
Electric (continued)
4.05%, 05/01/48	$25	$21,101
5.20%, 08/01/33	10	10,348
5.45%, 08/01/53	20	20,638
5.50%, 03/01/40	5	5,180
Public Service Enterprise Group Inc., 6.13%, 10/15/33	25	26,891
Puget Energy Inc.
2.38%, 06/15/28	20	18,236
4.10%, 06/15/30	20	19,061
Puget Sound Energy Inc.
3.25%, 09/15/49	6	4,140
5.45%, 06/01/53	25	25,303
San Diego Gas & Electric Co.
2.50%, 05/15/26	10	9,721
Series TTT, 4.10%, 06/15/49	20	16,464
Series VVV, 1.70%, 10/01/30	10	8,542
Series WWW, 2.95%, 08/15/51	25	17,128
Sempra
3.25%, 06/15/27	155	149,821
3.80%, 02/01/38	90	76,685
4.00%, 02/01/48	25	19,841
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	10	9,369
5.50%, 08/01/33	5	5,168
Sierra Pacific Power Co., 2.60%, 05/01/26	5	4,843
Southern California Edison Co.
2.25%, 06/01/30	5	4,412
3.65%, 02/01/50	25	18,894
4.00%, 04/01/47	20	16,183
4.05%, 03/15/42	10	8,391
4.65%, 10/01/43	10	9,074
5.20%, 06/01/34	25	25,412
5.45%, 06/01/31	25	26,046
5.50%, 03/15/40	10	10,189
5.70%, 03/01/53	5	5,120
5.85%, 11/01/27	25	26,035
5.88%, 12/01/53	10	10,488
6.65%, 04/01/29	25	26,938
Series B, 4.88%, 03/01/49	15	13,828
Series C, 4.13%, 03/01/48	20	16,446
Series E, 5.45%, 06/01/52	5	4,961
Southern Co. (The)
3.25%, 07/01/26	50	48,841
4.25%, 07/01/36	15	13,825
4.40%, 07/01/46	26	22,692
4.85%, 06/15/28	5	5,075
5.11%, 08/01/27	20	20,315
5.15%, 10/06/25	10	10,038
Series A, 3.70%, 04/30/30	15	14,322
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	55	53,773
Southwestern Electric Power Co.
3.25%, 11/01/51	5	3,327
5.30%, 04/01/33	35	35,520
Series L, 3.85%, 02/01/48	20	15,070
Series M, 4.10%, 09/15/28	15	14,719
Series N, 1.65%, 03/15/26	10	9,575
Southwestern Public Service Co., 4.50%, 08/15/41	10	8,833
Tampa Electric Co.
2.40%, 03/15/31	20	17,357
4.10%, 06/15/42	5	4,272
4.30%, 06/15/48	5	4,243
5.00%, 07/15/52	5	4,731
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Tucson Electric Power Co., 4.00%, 06/15/50	$10	$7,909
Union Electric Co.
2.63%, 03/15/51	20	12,518
2.95%, 06/15/27	5	4,825
3.90%, 04/01/52	15	12,046
5.45%, 03/15/53	15	15,127
Virginia Electric & Power Co.
2.45%, 12/15/50	39	23,290
2.95%, 11/15/51	15	9,905
4.00%, 01/15/43	30	25,159
4.60%, 12/01/48	25	22,122
5.00%, 04/01/33	50	50,421
5.45%, 04/01/53	5	5,001
5.70%, 08/15/53	30	31,070
8.88%, 11/15/38	5	6,834
Series A, 3.15%, 01/15/26	85	83,377
Series B, 2.95%, 11/15/26	25	24,264
Series B, 3.75%, 05/15/27	5	4,920
Series B, 3.80%, 09/15/47	5	3,902
Series C, 4.00%, 11/15/46	30	24,417
Series C, 4.63%, 05/15/52	5	4,418
WEC Energy Group Inc.
1.38%, 10/15/27	45	40,999
4.75%, 01/09/26	45	45,031
5.00%, 09/27/25	45	45,105
Wisconsin Power and Light Co., 3.00%, 07/01/29	30	28,212
Wisconsin Public Service Corp.
2.85%, 12/01/51	10	6,498
3.30%, 09/01/49	20	14,564
3.67%, 12/01/42	5	4,072
Xcel Energy Inc.
2.60%, 12/01/29	25	22,597
3.40%, 06/01/30	30	28,047
3.50%, 12/01/49	20	14,329
4.00%, 06/15/28	30	29,385
5.50%, 03/15/34	25	25,614
		6,423,473
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	10	9,321
1.95%, 10/15/30	20	17,492
2.00%, 12/21/28	45	41,086
2.80%, 12/21/51	10	6,627
5.25%, 11/15/39	10	10,451
		84,977
Electronics — 0.2%
Allegion U.S. Holding Co. Inc., 5.41%, 07/01/32	5	5,153
Amphenol Corp., 2.20%, 09/15/31	20	17,050
Arrow Electronics Inc., 2.95%, 02/15/32	5	4,336
Flex Ltd.
4.88%, 06/15/29	10	9,963
4.88%, 05/12/30	10	9,929
Fortive Corp., 3.15%, 06/15/26	40	38,934
Honeywell International Inc.
1.10%, 03/01/27	10	9,283
1.75%, 09/01/31	5	4,218
1.95%, 06/01/30	50	44,106
2.50%, 11/01/26	40	38,626
2.70%, 08/15/29	5	4,673
2.80%, 06/01/50	5	3,457
Security	Par (000)	Value
Electronics (continued)
3.81%, 11/21/47	$35	$28,742
4.95%, 02/15/28	75	77,200
5.70%, 03/15/36	35	38,088
Hubbell Inc.
2.30%, 03/15/31	10	8,644
3.15%, 08/15/27	5	4,809
3.35%, 03/01/26	5	4,901
Jabil Inc.
1.70%, 04/15/26	10	9,507
3.00%, 01/15/31	5	4,403
4.25%, 05/15/27	15	14,822
Keysight Technologies Inc.
3.00%, 10/30/29	10	9,313
4.60%, 04/06/27	15	15,016
TD SYNNEX Corp.
1.75%, 08/09/26	10	9,419
2.38%, 08/09/28	10	9,134
2.65%, 08/09/31	10	8,455
Trimble Inc., 4.90%, 06/15/28	5	5,032
Tyco Electronics Group SA
4.50%, 02/13/26	5	5,008
7.13%, 10/01/37	10	11,984
Vontier Corp.
1.80%, 04/01/26	10	9,513
2.40%, 04/01/28	10	9,149
2.95%, 04/01/31	5	4,321
		477,188
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 5.90%, 03/01/33	30	30,945
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	45	43,111
4.05%, 03/15/29	30	28,050
4.28%, 03/15/32	45	39,342
5.05%, 03/15/42	25	19,999
5.14%, 03/15/52	55	41,755
5.39%, 03/15/62	40	30,121
		202,378
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	5	4,338
Republic Services Inc.
1.45%, 02/15/31	30	24,802
2.30%, 03/01/30	5	4,484
3.05%, 03/01/50	15	10,563
4.88%, 04/01/29	25	25,487
5.00%, 12/15/33	10	10,184
5.00%, 04/01/34	5	5,090
Waste Connections Inc.
2.95%, 01/15/52	30	20,321
3.20%, 06/01/32	25	22,553
4.20%, 01/15/33	5	4,819
4.25%, 12/01/28	35	34,830
Waste Management Inc.
1.50%, 03/15/31	10	8,336
2.00%, 06/01/29	5	4,511
2.50%, 11/15/50	15	9,549
2.95%, 06/01/41	15	11,336
4.15%, 07/15/49	10	8,705
4.63%, 02/15/30	5	5,076
17
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.88%, 02/15/34	$20	$20,307
		235,291
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	15	16,465
Campbell Soup Co.
2.38%, 04/24/30	10	8,927
3.13%, 04/24/50	5	3,414
4.15%, 03/15/28	65	64,421
Conagra Brands Inc.
1.38%, 11/01/27	25	22,681
4.85%, 11/01/28	35	35,280
5.40%, 11/01/48	25	24,111
Flowers Foods Inc.
2.40%, 03/15/31	10	8,608
3.50%, 10/01/26	5	4,886
General Mills Inc.
2.25%, 10/14/31	5	4,289
3.00%, 02/01/51	25	16,756
3.20%, 02/10/27	25	24,266
4.95%, 03/29/33	30	30,285
Hershey Co. (The)
2.30%, 08/15/26	10	9,637
3.13%, 11/15/49	15	10,808
Hormel Foods Corp., 3.05%, 06/03/51	5	3,507
Ingredion Inc., 2.90%, 06/01/30	10	9,193
J.M. Smucker Co. (The)
2.13%, 03/15/32	10	8,346
2.75%, 09/15/41	35	24,188
4.25%, 03/15/35	5	4,697
6.20%, 11/15/33	15	16,356
6.50%, 11/15/53	10	11,183
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	25	21,318
3.75%, 12/01/31	5	4,529
5.50%, 01/15/30	20	20,147
6.50%, 12/01/52	20	21,032
6.75%, 03/15/34(a)	28	30,640
7.25%, 11/15/53(a)	15	17,129
Kellanova
2.10%, 06/01/30	10	8,856
3.25%, 04/01/26	15	14,700
3.40%, 11/15/27	40	38,830
4.30%, 05/15/28	30	29,900
Series B, 7.45%, 04/01/31	15	17,245
Kraft Heinz Foods Co.
3.00%, 06/01/26	5	4,871
3.75%, 04/01/30	5	4,808
3.88%, 05/15/27	5	4,933
4.25%, 03/01/31	10	9,824
4.38%, 06/01/46	20	17,085
4.63%, 01/30/29	25	25,254
4.88%, 10/01/49	15	13,683
5.00%, 06/04/42	45	42,422
5.20%, 07/15/45	30	28,719
5.50%, 06/01/50	5	4,991
6.75%, 03/15/32	10	11,200
Kroger Co. (The)
1.70%, 01/15/31	10	8,347
2.65%, 10/15/26	25	24,051
3.50%, 02/01/26	20	19,673
Security	Par (000)	Value
Food (continued)
3.95%, 01/15/50	$25	$19,727
4.45%, 02/01/47	15	12,872
4.50%, 01/15/29	20	20,071
5.00%, 09/15/34	25	24,924
5.15%, 08/01/43	15	14,326
7.50%, 04/01/31	5	5,730
McCormick & Co. Inc./MD
0.90%, 02/15/26	10	9,477
4.20%, 08/15/47	20	17,695
4.95%, 04/15/33	5	5,089
Mondelez International Inc.
1.88%, 10/15/32	20	16,416
2.63%, 03/17/27	85	81,414
2.63%, 09/04/50	60	38,027
2.75%, 04/13/30	5	4,588
3.00%, 03/17/32	10	8,957
Pilgrim's Pride Corp.
3.50%, 03/01/32	10	8,839
4.25%, 04/15/31	15	14,097
6.25%, 07/01/33	15	15,844
Sysco Corp.
3.30%, 07/15/26	25	24,462
3.30%, 02/15/50	5	3,595
4.85%, 10/01/45	15	13,744
5.95%, 04/01/30	35	37,342
6.60%, 04/01/40	10	11,170
6.60%, 04/01/50	5	5,754
Tyson Foods Inc.
3.55%, 06/02/27	25	24,392
4.00%, 03/01/26	15	14,850
4.35%, 03/01/29	5	4,946
4.88%, 08/15/34	15	14,846
5.10%, 09/28/48	35	32,395
Walmart Inc., 3.90%, 09/09/25	10	9,951
		1,322,031
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	10	8,519
4.40%, 08/15/47	20	17,116
5.00%, 09/15/35	5	5,016
6.00%, 11/15/41	20	21,393
Suzano Austria GmbH
2.50%, 09/15/28	40	35,858
3.13%, 01/15/32	5	4,250
3.75%, 01/15/31	15	13,625
Suzano International Finance BV, 5.50%, 01/17/27	10	10,083
		115,860
Gas — 0.3%
Atmos Energy Corp.
1.50%, 01/15/31	10	8,345
2.63%, 09/15/29	95	87,638
2.85%, 02/15/52	5	3,261
3.00%, 06/15/27	140	135,370
4.13%, 03/15/49	9	7,491
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	5	4,229
4.10%, 09/01/47	10	8,118
5.25%, 03/01/28	5	5,112
5.40%, 03/01/33	10	10,330
5.85%, 01/15/41	5	5,176
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
National Fuel Gas Co., 5.50%, 01/15/26	$5	$5,031
NiSource Inc.
1.70%, 02/15/31	30	24,931
2.95%, 09/01/29	5	4,632
3.49%, 05/15/27	20	19,480
3.95%, 03/30/48	15	11,901
4.38%, 05/15/47	15	12,782
4.80%, 02/15/44	15	13,716
5.00%, 06/15/52	15	14,043
5.25%, 02/15/43	20	19,355
5.65%, 02/01/45	5	5,044
ONE Gas Inc.
2.00%, 05/15/30	10	8,788
4.66%, 02/01/44	5	4,540
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50	25	17,611
4.65%, 08/01/43	20	18,161
5.05%, 05/15/52	5	4,639
Southern California Gas Co.
3.75%, 09/15/42	10	8,094
5.75%, 06/01/53	5	5,204
Series XX, 2.55%, 02/01/30	50	45,239
Southern Co. Gas Capital Corp.
4.40%, 05/30/47	5	4,225
5.88%, 03/15/41	15	15,747
Series 2020-A, 1.75%, 01/15/31	30	25,098
Series 21A, 3.15%, 09/30/51	25	16,537
Southwest Gas Corp.
2.20%, 06/15/30	15	13,126
4.05%, 03/15/32	10	9,381
4.15%, 06/01/49	10	7,930
5.45%, 03/23/28	40	40,894
5.80%, 12/01/27	10	10,330
Spire Missouri Inc., 3.30%, 06/01/51	10	7,061
Washington Gas Light Co.
3.65%, 09/15/49	5	3,834
Series K, 3.80%, 09/15/46	5	3,933
		676,357
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26	5	5,063
6.05%, 04/15/28	10	10,295
6.30%, 02/15/30	10	10,530
6.40%, 04/15/33	20	21,245
Snap-on Inc., 3.10%, 05/01/50	10	7,068
Stanley Black & Decker Inc.
2.30%, 03/15/30	11	9,705
2.75%, 11/15/50	20	12,123
4.25%, 11/15/28	5	4,964
6.00%, 03/06/28	65	68,158
		149,151
Health Care - Products — 0.3%
Abbott Laboratories
3.75%, 11/30/26	60	59,467
4.75%, 11/30/36	20	20,236
4.75%, 04/15/43	5	4,926
4.90%, 11/30/46	5	4,947
5.30%, 05/27/40	30	31,693
6.00%, 04/01/39	5	5,668
6.15%, 11/30/37	20	22,669
Security	Par (000)	Value
Health Care - Products (continued)
Agilent Technologies Inc.
2.10%, 06/04/30	$15	$13,170
2.30%, 03/12/31	20	17,336
Baxter International Inc.
1.73%, 04/01/31	25	20,780
1.92%, 02/01/27	25	23,469
2.54%, 02/01/32	5	4,269
2.60%, 08/15/26	10	9,629
3.13%, 12/01/51	25	16,690
Boston Scientific Corp.
2.65%, 06/01/30	35	31,867
4.00%, 03/01/28	5	4,947
4.70%, 03/01/49	12	11,193
Danaher Corp.
2.80%, 12/10/51	25	16,662
4.38%, 09/15/45	15	13,661
Dentsply Sirona Inc., 3.25%, 06/01/30	20	18,172
DH Europe Finance II SARL
2.60%, 11/15/29	20	18,440
3.40%, 11/15/49	20	15,172
GE HealthCare Technologies Inc., 5.86%, 03/15/30	5	5,289
Koninklijke Philips NV
5.00%, 03/15/42	5	4,682
6.88%, 03/11/38	10	11,362
Medtronic Global Holdings SCA, 4.50%, 03/30/33	5	4,967
Medtronic Inc.
4.38%, 03/15/35	20	19,577
4.63%, 03/15/45	55	51,701
Revvity Inc.
1.90%, 09/15/28	10	9,000
2.55%, 03/15/31	15	12,980
3.30%, 09/15/29	10	9,365
Solventum Corp.
5.40%, 03/01/29(a)	25	25,507
5.60%, 03/23/34(a)	25	25,489
5.90%, 04/30/54(a)	15	15,188
Stryker Corp.
2.90%, 06/15/50	20	13,747
3.38%, 11/01/25	20	19,703
4.10%, 04/01/43	10	8,645
4.38%, 05/15/44	20	17,886
4.63%, 03/15/46	15	13,793
Thermo Fisher Scientific Inc.
2.00%, 10/15/31	5	4,273
2.60%, 10/01/29	22	20,368
2.80%, 10/15/41	10	7,430
4.10%, 08/15/47	15	12,969
4.80%, 11/21/27	5	5,094
4.95%, 08/10/26	25	25,337
4.98%, 08/10/30	25	25,850
5.40%, 08/10/43	5	5,198
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26	5	4,892
		765,355
Health Care - Services — 1.2%
Adventist Health System/West
2.95%, 03/01/29	15	13,797
3.63%, 03/01/49	5	3,692
Advocate Health & Hospitals Corp., 4.27%, 08/15/48	10	8,974
Aetna Inc.
3.88%, 08/15/47	5	3,791
4.50%, 05/15/42	10	8,708
19
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.75%, 03/15/44	$5	$4,399
6.63%, 06/15/36	15	16,628
6.75%, 12/15/37	10	11,155
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	5	3,334
Allina Health System, Series 2019, 3.89%, 04/15/49	5	4,086
Ascension Health
4.85%, 11/15/53	5	4,958
Series B, 3.11%, 11/15/39	25	20,308
Banner Health, 2.91%, 01/01/51	15	10,503
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	5	3,803
Baylor Scott & White Holdings, 3.97%, 11/15/46	50	43,190
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	5	3,575
Centene Corp.
2.45%, 07/15/28	40	36,594
2.50%, 03/01/31	25	21,223
2.63%, 08/01/31	20	16,952
3.00%, 10/15/30	30	26,663
3.38%, 02/15/30	30	27,480
4.25%, 12/15/27	10	9,777
4.63%, 12/15/29	35	34,043
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	5	4,537
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	10	6,775
CommonSpirit Health, 3.35%, 10/01/29	40	37,719
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	5	3,892
Dignity Health, 5.27%, 11/01/64	5	4,790
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	5	4,242
Elevance Health Inc.
1.50%, 03/15/26	10	9,550
2.25%, 05/15/30	5	4,425
2.88%, 09/15/29	55	51,127
3.13%, 05/15/50	20	13,889
3.65%, 12/01/27	40	39,111
4.10%, 03/01/28	55	54,402
4.38%, 12/01/47	15	12,947
4.55%, 03/01/48	15	13,214
4.75%, 02/15/33	30	29,888
5.13%, 02/15/53	5	4,762
5.35%, 10/15/25	10	10,061
5.38%, 06/15/34	25	25,885
5.50%, 10/15/32	20	21,034
6.10%, 10/15/52	15	16,283
6.38%, 06/15/37	25	27,774
Hackensack Meridian Health Inc.
4.21%, 07/01/48	10	8,853
4.50%, 07/01/57	10	9,039
HCA Inc.
3.50%, 09/01/30	45	41,925
3.50%, 07/15/51	30	21,053
3.63%, 03/15/32	30	27,274
4.38%, 03/15/42	21	17,909
4.50%, 02/15/27	10	9,960
4.63%, 03/15/52	5	4,228
5.13%, 06/15/39	20	19,347
5.20%, 06/01/28	10	10,179
5.25%, 06/15/26	5	5,019
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 06/15/49	$25	$23,194
5.38%, 09/01/26	40	40,274
5.50%, 06/15/47	5	4,835
5.60%, 04/01/34	50	51,418
5.88%, 02/15/26	5	5,042
5.90%, 06/01/53	25	25,480
6.00%, 04/01/54	25	25,791
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52	5	4,119
Humana Inc.
1.35%, 02/03/27	65	60,247
3.13%, 08/15/29	35	32,692
3.95%, 03/15/27	10	9,850
4.80%, 03/15/47	15	13,241
4.95%, 10/01/44	10	9,091
5.75%, 03/01/28	75	77,788
5.75%, 12/01/28	15	15,671
5.88%, 03/01/33	5	5,253
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48	5	4,294
Inova Health System Foundation, 4.07%, 05/15/52	5	4,353
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	5	3,880
IQVIA Inc., 6.25%, 02/01/29	5	5,283
Kaiser Foundation Hospitals
4.15%, 05/01/47	15	13,158
4.88%, 04/01/42	15	14,694
Series 2021, 2.81%, 06/01/41	22	16,695
Laboratory Corp. of America Holdings
1.55%, 06/01/26	40	37,917
2.70%, 06/01/31	15	13,211
2.95%, 12/01/29	15	13,835
Mass General Brigham Inc., Series 2017, 3.77%, 07/01/48	25	20,740
Mayo Clinic
Series 2013, 4.00%, 11/15/47	5	4,302
Series 2016, 4.13%, 11/15/52	10	8,804
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	5	3,373
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	15	11,588
Series 2019, 3.74%, 07/01/49	5	3,452
MyMichigan Health, Series 2020, 3.41%, 06/01/50	10	7,409
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	10	9,563
Northwell Healthcare Inc.
3.81%, 11/01/49	5	3,919
3.98%, 11/01/46	15	12,236
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51	5	3,329
Novant Health Inc.
2.64%, 11/01/36	10	7,950
3.17%, 11/01/51	5	3,558
3.32%, 11/01/61	10	6,912
OhioHealth Corp., 2.83%, 11/15/41	10	7,548
Orlando Health Obligated Group
3.33%, 10/01/50(b)	10	7,632
4.09%, 10/01/48	5	4,375
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48	5	4,587
Piedmont Healthcare Inc.
2.04%, 01/01/32	10	8,388
Series 2042, 2.72%, 01/01/42	10	7,271
Presbyterian Healthcare Services, 4.88%, 08/01/52	5	4,925
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51	$10	$6,193
Series A, 3.93%, 10/01/48	5	3,963
Series I, 3.74%, 10/01/47	5	3,959
Quest Diagnostics Inc.
2.80%, 06/30/31	10	8,868
2.95%, 06/30/30	15	13,757
3.45%, 06/01/26	20	19,589
4.20%, 06/30/29	10	9,863
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50	5	3,344
Stanford Health Care
3.03%, 08/15/51	10	7,142
Series 2018, 3.80%, 11/15/48	10	8,413
Sutter Health, Series 20A, 3.36%, 08/15/50	45	33,852
Toledo Hospital (The), 5.75%, 11/15/38	5	5,082
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	5	4,959
UnitedHealth Group Inc.
2.30%, 05/15/31	5	4,364
2.90%, 05/15/50	20	13,615
2.95%, 10/15/27	25	24,134
3.10%, 03/15/26	25	24,570
3.13%, 05/15/60	10	6,654
3.25%, 05/15/51	20	14,427
3.45%, 01/15/27	35	34,446
3.50%, 08/15/39	20	16,821
3.70%, 08/15/49	20	15,736
3.75%, 10/15/47	10	8,008
3.88%, 08/15/59	15	11,604
4.20%, 05/15/32	25	24,403
4.25%, 01/15/29	10	10,002
4.25%, 03/15/43	55	49,541
4.25%, 06/15/48	50	43,180
4.38%, 03/15/42	20	18,193
4.50%, 04/15/33	25	24,715
4.63%, 07/15/35	35	34,733
4.75%, 07/15/45	39	36,836
4.75%, 05/15/52	20	18,550
5.05%, 04/15/53	40	38,726
5.15%, 07/15/34	50	51,380
5.25%, 02/15/28	10	10,352
5.35%, 02/15/33	50	52,333
5.63%, 07/15/54	25	26,107
5.70%, 10/15/40	10	10,516
5.75%, 07/15/64	25	26,233
5.95%, 02/15/41	15	16,222
6.05%, 02/15/63	20	21,946
6.88%, 02/15/38	88	104,361
Universal Health Services Inc.
1.65%, 09/01/26	15	14,090
2.65%, 10/15/30	20	17,689
WakeMed, Series A, 3.29%, 10/01/52	5	3,779
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	5	4,511
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	10	6,344
		2,559,998
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.15%, 07/15/26	10	9,435
Security	Par (000)	Value
Holding Companies - Diversified (continued)
2.88%, 06/15/28	$25	$22,866
3.20%, 11/15/31	5	4,311
3.88%, 01/15/26	20	19,615
Bain Capital Specialty Finance Inc., 2.55%, 10/13/26	5	4,695
Blackstone Private Credit Fund
2.63%, 12/15/26	15	14,082
3.25%, 03/15/27	20	18,948
4.00%, 01/15/29	5	4,722
Blackstone Secured Lending Fund
2.13%, 02/15/27	10	9,262
2.85%, 09/30/28	20	18,125
3.63%, 01/15/26	5	4,876
Blue Owl Capital Corp.
2.63%, 01/15/27	5	4,697
2.88%, 06/11/28	15	13,703
3.40%, 07/15/26	10	9,632
Blue Owl Capital Corp. III, 3.13%, 04/13/27	5	4,679
Blue Owl Credit Income Corp.
4.70%, 02/08/27	10	9,761
7.75%, 09/16/27	5	5,263
FS KKR Capital Corp.
2.63%, 01/15/27	5	4,664
3.13%, 10/12/28	15	13,456
3.25%, 07/15/27	10	9,388
3.40%, 01/15/26	10	9,712
Golub Capital BDC Inc.
2.05%, 02/15/27	5	4,601
2.50%, 08/24/26	10	9,416
Prospect Capital Corp.
3.44%, 10/15/28(b)	5	4,275
3.71%, 01/22/26(b)	5	4,727
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	5	4,741
6.95%, 08/14/28	5	5,251
		248,903
Home Builders — 0.1%
DR Horton Inc.
1.40%, 10/15/27	15	13,705
2.60%, 10/15/25	5	4,883
Lennar Corp.
4.75%, 11/29/27	60	60,513
5.25%, 06/01/26	5	5,032
MDC Holdings Inc.
2.50%, 01/15/31	5	4,391
3.85%, 01/15/30	5	4,774
3.97%, 08/06/61(b)	5	4,265
6.00%, 01/15/43	15	15,767
PulteGroup Inc.
5.00%, 01/15/27	45	45,372
6.38%, 05/15/33	5	5,439
7.88%, 06/15/32	5	5,899
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,784
4.35%, 02/15/28	10	9,882
4.88%, 03/15/27	5	5,007
		189,713
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27	40	38,093
Whirlpool Corp.
4.50%, 06/01/46	10	8,229
21
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
4.60%, 05/15/50(b)	$10	$8,166
4.70%, 05/14/32	5	4,876
4.75%, 02/26/29	10	10,045
		69,409
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	5	5,058
Clorox Co. (The)
1.80%, 05/15/30	35	30,254
3.10%, 10/01/27	25	24,038
3.90%, 05/15/28	5	4,899
Kimberly-Clark Corp.
1.05%, 09/15/27	10	9,115
2.88%, 02/07/50	15	10,562
3.10%, 03/26/30	10	9,451
3.20%, 04/25/29	15	14,404
3.20%, 07/30/46	10	7,476
3.90%, 05/04/47	25	20,810
4.50%, 02/16/33	5	5,033
6.63%, 08/01/37	10	11,767
		152,867
Insurance — 1.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	5	6,077
Aflac Inc.
2.88%, 10/15/26	5	4,843
3.60%, 04/01/30	25	23,879
Alleghany Corp.
3.63%, 05/15/30	25	24,137
4.90%, 09/15/44	10	9,662
Allstate Corp. (The)
0.75%, 12/15/25	5	4,760
3.28%, 12/15/26	5	4,877
3.85%, 08/10/49	5	4,007
4.20%, 12/15/46	25	21,261
4.50%, 06/15/43	15	13,498
5.95%, 04/01/36	10	10,876
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(c)	5	5,185
American International Group Inc.
3.88%, 01/15/35	10	9,235
4.20%, 04/01/28	10	9,863
4.38%, 06/30/50	20	17,393
4.50%, 07/16/44	10	8,896
4.75%, 04/01/48	15	13,840
4.80%, 07/10/45	20	18,611
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(c)	15	14,878
American National Group Inc., 5.00%, 06/15/27	5	4,992
Aon Corp.
2.80%, 05/15/30	5	4,554
3.75%, 05/02/29	4	3,874
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	40	33,673
2.90%, 08/23/51	10	6,490
3.90%, 02/28/52	10	7,787
5.35%, 02/28/33	5	5,161
Aon Global Ltd.
3.88%, 12/15/25	35	34,716
4.75%, 05/15/45	5	4,534
Aon North America Inc.
5.15%, 03/01/29	25	25,605
5.45%, 03/01/34	25	25,860
Security	Par (000)	Value
Insurance (continued)
5.75%, 03/01/54	$25	$25,854
Arch Capital Finance LLC, 4.01%, 12/15/26	5	4,932
Arch Capital Group Ltd.
3.64%, 06/30/50	25	18,870
7.35%, 05/01/34	5	5,862
Arthur J Gallagher & Co.
3.50%, 05/20/51	10	7,216
5.45%, 07/15/34	25	25,725
5.75%, 03/02/53	25	25,370
Assurant Inc.
3.70%, 02/22/30	10	9,411
4.90%, 03/27/28	5	5,005
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(b)	15	13,392
6.13%, 09/15/28	5	5,271
Athene Holding Ltd.
3.45%, 05/15/52	5	3,337
3.95%, 05/25/51	15	11,173
4.13%, 01/12/28	74	72,537
Axis Specialty Finance LLC, 3.90%, 07/15/29	5	4,816
Axis Specialty Finance PLC, 4.00%, 12/06/27	10	9,766
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	10	8,538
2.88%, 03/15/32	25	22,763
3.85%, 03/15/52	35	28,768
4.20%, 08/15/48	20	17,962
4.25%, 01/15/49	40	36,243
4.30%, 05/15/43	15	13,868
5.75%, 01/15/40	25	27,596
Berkshire Hathaway Inc.
3.13%, 03/15/26	25	24,647
4.50%, 02/11/43(b)	20	19,542
Brighthouse Financial Inc., 5.63%, 05/15/30(b)	15	15,374
Brown & Brown Inc.
2.38%, 03/15/31	10	8,541
4.20%, 03/17/32	45	42,605
4.50%, 03/15/29	10	9,942
4.95%, 03/17/52	10	9,027
Chubb INA Holdings LLC
3.05%, 12/15/61	25	16,608
3.35%, 05/03/26	27	26,522
4.35%, 11/03/45	25	22,444
CNA Financial Corp.
3.90%, 05/01/29	25	24,306
4.50%, 03/01/26	25	24,918
CNO Financial Group Inc., 5.25%, 05/30/29	10	10,022
Corebridge Financial Inc.
3.65%, 04/05/27	55	53,865
3.90%, 04/05/32	15	13,888
4.35%, 04/05/42	10	8,620
4.40%, 04/05/52	15	12,422
6.88%, 12/15/52, (5-year CMT + 3.846%)(c)	20	20,452
Enstar Finance LLC
5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	10	9,201
5.75%, 09/01/40, (5-year CMT + 5.468%)(c)	5	4,893
Enstar Group Ltd.
3.10%, 09/01/31	5	4,251
4.95%, 06/01/29	10	9,904
Equitable Holdings Inc.
4.35%, 04/20/28	25	24,687
5.00%, 04/20/48	11	10,266
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.59%, 01/11/33	$5	$5,172
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	20	13,042
4.87%, 06/01/44	5	4,510
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	15	14,847
4.85%, 04/17/28	20	20,106
Fidelity National Financial Inc.
2.45%, 03/15/31	45	38,451
3.40%, 06/15/30	10	9,201
4.50%, 08/15/28	20	19,868
First American Financial Corp., 2.40%, 08/15/31	10	8,313
Globe Life Inc.
2.15%, 08/15/30	5	4,257
4.80%, 06/15/32	10	9,740
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	20	19,920
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	25	16,563
5.95%, 10/15/36	5	5,386
Jackson Financial Inc.
3.13%, 11/23/31	5	4,328
4.00%, 11/23/51	5	3,640
5.67%, 06/08/32	5	5,174
Kemper Corp.
2.40%, 09/30/30	15	12,769
3.80%, 02/23/32	25	22,294
Lincoln National Corp.
3.40%, 01/15/31	25	22,830
3.63%, 12/12/26	10	9,792
3.80%, 03/01/28	65	63,170
Loews Corp., 3.75%, 04/01/26	10	9,889
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	25	24,469
4.15%, 03/04/26	6	5,969
Markel Group Inc.
3.35%, 09/17/29	15	14,148
3.45%, 05/07/52	15	10,382
3.50%, 11/01/27	10	9,683
4.15%, 09/17/50	10	7,994
5.00%, 04/05/46	5	4,538
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	20	17,698
3.75%, 03/14/26	20	19,786
4.20%, 03/01/48	25	21,363
4.38%, 03/15/29	40	40,167
4.75%, 03/15/39	10	9,709
4.90%, 03/15/49	5	4,733
5.40%, 09/15/33	25	26,376
5.45%, 03/15/53	10	10,232
5.75%, 11/01/32	10	10,772
5.88%, 08/01/33	5	5,438
MetLife Inc.
4.60%, 05/13/46	20	18,306
4.88%, 11/13/43	20	19,032
5.25%, 01/15/54	10	10,020
5.38%, 07/15/33	20	20,944
5.70%, 06/15/35	30	32,136
6.38%, 06/15/34	5	5,583
Old Republic International Corp., 3.88%, 08/26/26	30	29,498
PartnerRe Finance B LLC, 3.70%, 07/02/29	20	19,215
Security	Par (000)	Value
Insurance (continued)
Primerica Inc., 2.80%, 11/19/31	$5	$4,320
Principal Financial Group Inc.
2.13%, 06/15/30	5	4,355
3.70%, 05/15/29	10	9,664
4.30%, 11/15/46	10	8,609
4.35%, 05/15/43	10	8,877
5.38%, 03/15/33	5	5,151
Progressive Corp. (The)
3.00%, 03/15/32	5	4,525
4.00%, 03/01/29	20	19,784
4.13%, 04/15/47	5	4,293
4.20%, 03/15/48	25	21,609
6.25%, 12/01/32	75	83,391
Prudential Financial Inc.
2.10%, 03/10/30	10	8,897
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	20	17,886
3.70%, 03/13/51	5	3,836
3.88%, 03/27/28	50	49,107
3.91%, 12/07/47	10	8,066
4.35%, 02/25/50	10	8,654
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(b)(c)	5	4,775
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	25	24,292
5.70%, 12/14/36	10	10,677
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	10	10,225
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	5	5,288
Prudential Funding Asia PLC, 3.13%, 04/14/30	15	13,950
Reinsurance Group of America Inc., 3.95%, 09/15/26	45	44,464
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,382
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	5	4,789
Stewart Information Services Corp., 3.60%, 11/15/31	5	4,291
Travelers Companies Inc. (The)
3.05%, 06/08/51	15	10,587
4.10%, 03/04/49	5	4,266
4.60%, 08/01/43	5	4,672
5.45%, 05/25/53	5	5,213
Travelers Property Casualty Corp., 6.38%, 03/15/33	10	11,267
Unum Group, 4.50%, 12/15/49	15	12,360
W R Berkley Corp., 4.00%, 05/12/50	15	12,084
Willis North America Inc.
2.95%, 09/15/29	25	23,098
4.65%, 06/15/27	5	5,010
5.05%, 09/15/48	10	9,182
5.35%, 05/15/33	25	25,483
		2,492,078
Internet — 0.6%
Alibaba Group Holding Ltd.
3.25%, 02/09/61	5	3,293
3.40%, 12/06/27	200	193,154
Alphabet Inc.
1.10%, 08/15/30	50	42,341
1.90%, 08/15/40	40	27,679
2.25%, 08/15/60	25	14,942
Amazon.com Inc.
1.00%, 05/12/26	45	42,696
1.50%, 06/03/30	10	8,643
2.50%, 06/03/50	25	16,002
2.70%, 06/03/60	25	15,546
2.88%, 05/12/41	40	31,058
3.10%, 05/12/51	60	43,243
3.15%, 08/22/27	33	32,205
3.25%, 05/12/61	5	3,506
23
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.30%, 04/13/27	$10	$9,803
3.45%, 04/13/29	40	39,080
3.88%, 08/22/37	55	50,503
3.95%, 04/13/52	20	16,833
4.05%, 08/22/47	70	60,934
4.10%, 04/13/62	5	4,201
4.25%, 08/22/57	15	13,191
4.60%, 12/01/25	100	100,328
4.65%, 12/01/29	20	20,521
4.70%, 12/01/32	40	41,000
4.80%, 12/05/34	115	118,355
Booking Holdings Inc.
3.60%, 06/01/26	15	14,795
4.63%, 04/13/30	25	25,275
eBay Inc.
1.40%, 05/10/26	25	23,703
2.70%, 03/11/30	20	18,267
3.60%, 06/05/27	15	14,693
3.65%, 05/10/51	15	11,239
4.00%, 07/15/42	20	16,623
5.95%, 11/22/27	15	15,718
6.30%, 11/22/32	5	5,472
Expedia Group Inc.
3.25%, 02/15/30	15	13,994
4.63%, 08/01/27	10	10,029
5.00%, 02/15/26	10	10,024
Meta Platforms Inc.
3.50%, 08/15/27	15	14,775
4.45%, 08/15/52	35	31,294
4.60%, 05/15/28	20	20,346
4.65%, 08/15/62	20	17,986
4.75%, 08/15/34	50	50,312
4.80%, 05/15/30	5	5,155
4.95%, 05/15/33	20	20,633
5.60%, 05/15/53	25	26,331
5.75%, 05/15/63	10	10,627
Netflix Inc.
4.88%, 04/15/28	5	5,101
5.88%, 11/15/28	55	58,211
6.38%, 05/15/29	10	10,833
VeriSign Inc., 4.75%, 07/15/27	35	34,880
		1,435,373
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27	20	21,078
6.80%, 11/29/32(b)	30	32,904
7.75%, 03/01/41	20	21,250
Nucor Corp.
2.98%, 12/15/55	13	8,262
3.13%, 04/01/32	20	18,080
3.85%, 04/01/52	15	11,894
Steel Dynamics Inc.
3.25%, 01/15/31	25	22,777
3.45%, 04/15/30	5	4,674
Vale Overseas Ltd.
3.75%, 07/08/30	27	25,238
6.88%, 11/21/36	3	3,291
		169,448
Security	Par (000)	Value
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	$10	$8,273
4.40%, 09/15/32(b)	10	9,308
		17,581
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31	10	9,130
Hyatt Hotels Corp.
4.38%, 09/15/28	20	19,690
4.85%, 03/15/26	15	14,970
5.75%, 04/23/30	5	5,187
Marriott International Inc./MD
3.75%, 10/01/25	15	14,826
Series FF, 4.63%, 06/15/30	10	10,003
Series GG, 3.50%, 10/15/32	25	22,531
Series HH, 2.85%, 04/15/31	5	4,435
Series II, 2.75%, 10/15/33	25	20,960
Series R, 3.13%, 06/15/26	20	19,483
Series X, 4.00%, 04/15/28	15	14,713
		155,928
Machinery — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/27	10	9,443
2.40%, 08/09/26	15	14,463
4.35%, 05/15/26	5	5,001
4.80%, 01/06/26	15	15,078
Caterpillar Inc.
3.25%, 09/19/49	40	29,791
3.25%, 04/09/50	5	3,732
3.80%, 08/15/42	20	17,079
4.75%, 05/15/64	5	4,655
6.05%, 08/15/36	28	31,597
CNH Industrial Capital LLC, 1.45%, 07/15/26	5	4,719
CNH Industrial NV, 3.85%, 11/15/27	25	24,505
Deere & Co.
3.90%, 06/09/42	15	13,082
5.38%, 10/16/29	5	5,263
Dover Corp.
2.95%, 11/04/29	5	4,662
3.15%, 11/15/25	15	14,740
Flowserve Corp., 2.80%, 01/15/32	10	8,534
Ingersoll Rand Inc.
5.40%, 08/14/28	5	5,155
5.70%, 08/14/33	10	10,543
John Deere Capital Corp.
1.05%, 06/17/26	5	4,727
1.45%, 01/15/31	85	71,519
1.50%, 03/06/28	40	36,432
1.75%, 03/09/27	15	14,120
2.00%, 06/17/31	25	21,473
2.25%, 09/14/26	40	38,421
2.65%, 06/10/26	5	4,863
3.05%, 01/06/28	15	14,469
3.45%, 03/07/29	15	14,491
3.90%, 06/07/32	5	4,785
4.05%, 09/08/25	15	14,933
4.70%, 06/10/30	5	5,109
5.05%, 03/03/26	10	10,111
nVent Finance SARL, 5.65%, 05/15/33	15	15,399
Otis Worldwide Corp.
2.57%, 02/15/30	40	36,113
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.36%, 02/15/50	$35	$25,706
5.25%, 08/16/28	5	5,145
Rockwell Automation Inc., 1.75%, 08/15/31	10	8,379
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	25	24,392
4.70%, 09/15/28	20	20,071
Xylem Inc./New York
1.95%, 01/30/28	40	36,869
4.38%, 11/01/46	10	8,739
		658,308
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26(b)	10	9,561
2.38%, 08/26/29	25	22,663
3.05%, 04/15/30(b)	5	4,680
3.25%, 08/26/49	20	14,499
3.38%, 03/01/29	5	4,795
3.63%, 10/15/47	10	7,794
3.70%, 04/15/50	10	7,789
4.00%, 09/14/48	5	4,247
Carlisle Companies Inc.
2.20%, 03/01/32	15	12,552
2.75%, 03/01/30	5	4,548
3.75%, 12/01/27	15	14,635
Eaton Corp.
3.92%, 09/15/47	15	12,540
4.15%, 03/15/33	30	29,176
4.70%, 08/23/52	10	9,397
Illinois Tool Works Inc., 2.65%, 11/15/26	75	72,729
Parker-Hannifin Corp.
3.25%, 03/01/27	13	12,638
4.10%, 03/01/47	20	16,854
4.20%, 11/21/34	10	9,539
4.25%, 09/15/27	90	89,526
4.50%, 09/15/29	5	5,013
Pentair Finance SARL
4.50%, 07/01/29	10	9,875
5.90%, 07/15/32	5	5,290
Teledyne Technologies Inc.
2.25%, 04/01/28	40	37,008
2.75%, 04/01/31	15	13,289
Textron Inc.
2.45%, 03/15/31	17	14,733
4.00%, 03/15/26	15	14,844
		460,214
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	5	4,418
2.30%, 02/01/32	10	7,991
2.80%, 04/01/31	10	8,484
3.50%, 06/01/41	25	17,463
3.70%, 04/01/51	30	19,139
3.75%, 02/15/28	10	9,557
3.85%, 04/01/61	35	21,307
3.90%, 06/01/52	20	13,105
3.95%, 06/30/62	15	9,283
4.20%, 03/15/28	25	24,209
4.40%, 12/01/61	25	16,840
4.80%, 03/01/50	30	22,801
Security	Par (000)	Value
Media (continued)
5.05%, 03/30/29	$25	$24,770
5.13%, 07/01/49	15	11,996
5.25%, 04/01/53(b)	40	32,694
5.38%, 05/01/47	15	12,549
5.75%, 04/01/48	25	21,743
6.38%, 10/23/35	35	35,437
6.48%, 10/23/45	35	33,486
6.55%, 06/01/34	50	51,728
6.65%, 02/01/34	15	15,619
Comcast Corp.
1.50%, 02/15/31	10	8,309
1.95%, 01/15/31	20	17,089
2.35%, 01/15/27	10	9,565
2.45%, 08/15/52	20	11,852
2.65%, 02/01/30	45	41,145
2.65%, 08/15/62	25	14,425
2.80%, 01/15/51	10	6,467
2.89%, 11/01/51	45	29,509
2.94%, 11/01/56	80	50,834
2.99%, 11/01/63	86	53,048
3.15%, 03/01/26	40	39,250
3.20%, 07/15/36	50	42,226
3.25%, 11/01/39	50	40,074
3.30%, 04/01/27	80	78,038
3.40%, 04/01/30	20	18,949
3.40%, 07/15/46	5	3,786
3.45%, 02/01/50	10	7,407
3.75%, 04/01/40	20	16,988
3.90%, 03/01/38	45	39,811
3.95%, 10/15/25	50	49,607
3.97%, 11/01/47	55	44,859
4.00%, 03/01/48	25	20,440
4.00%, 11/01/49	10	8,156
4.15%, 10/15/28	5	4,961
4.20%, 08/15/34	5	4,758
4.25%, 10/15/30	20	19,780
4.25%, 01/15/33	25	24,170
4.40%, 08/15/35	25	23,965
4.65%, 07/15/42	20	18,610
4.75%, 03/01/44	20	18,593
4.80%, 05/15/33	30	30,190
5.25%, 11/07/25	5	5,037
5.35%, 11/15/27	10	10,322
5.50%, 11/15/32	5	5,286
5.65%, 06/15/35	5	5,296
Discovery Communications LLC
3.95%, 03/20/28	25	23,683
4.00%, 09/15/55	25	16,545
4.13%, 05/15/29	50	46,664
4.65%, 05/15/50	45	32,865
5.20%, 09/20/47	10	7,896
FactSet Research Systems Inc., 2.90%, 03/01/27	10	9,594
Fox Corp.
4.71%, 01/25/29	75	75,570
5.58%, 01/25/49	30	29,016
Grupo Televisa SAB, 6.63%, 01/15/40	20	20,480
Paramount Global
2.90%, 01/15/27(b)	6	5,691
3.70%, 06/01/28	5	4,686
4.20%, 05/19/32	5	4,347
4.38%, 03/15/43	20	14,459
25
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.60%, 01/15/45	$10	$7,086
4.90%, 08/15/44	5	3,775
4.95%, 01/15/31	15	13,962
4.95%, 05/19/50	20	14,945
5.25%, 04/01/44	10	7,757
5.50%, 05/15/33	5	4,591
5.85%, 09/01/43	10	8,472
5.90%, 10/15/40	5	4,336
6.88%, 04/30/36	10	9,988
Thomson Reuters Corp.
3.35%, 05/15/26	35	34,227
5.50%, 08/15/35	9	9,372
5.85%, 04/15/40	10	10,474
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	5	5,697
Time Warner Cable LLC
4.50%, 09/15/42	15	11,395
5.50%, 09/01/41	25	21,535
5.88%, 11/15/40	20	18,055
6.55%, 05/01/37	20	19,767
6.75%, 06/15/39	20	19,836
7.30%, 07/01/38	20	21,010
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	50	47,797
3.70%, 12/01/42	30	24,788
4.13%, 06/01/44	40	34,684
Series E, 4.13%, 12/01/41	2	1,768
Walt Disney Co. (The)
1.75%, 01/13/26	40	38,581
2.20%, 01/13/28	20	18,768
2.65%, 01/13/31	20	18,011
3.50%, 05/13/40	45	37,299
3.60%, 01/13/51	40	31,144
3.70%, 10/15/25	30	29,756
3.80%, 05/13/60	20	15,552
4.70%, 03/23/50(b)	20	18,926
5.40%, 10/01/43	15	15,335
6.20%, 12/15/34	5	5,619
6.40%, 12/15/35	10	11,341
6.65%, 11/15/37	40	46,611
		2,171,177
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 4.38%, 06/15/45	5	4,574
Timken Co. (The), 4.13%, 04/01/32	45	42,526
		47,100
Mining — 0.3%
Barrick North America Finance LLC
5.70%, 05/30/41	10	10,324
5.75%, 05/01/43	10	10,324
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	15	15,883
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	20	17,663
4.75%, 02/28/28	5	5,058
4.90%, 02/28/33	5	5,050
5.00%, 09/30/43	60	58,752
5.25%, 09/08/30	25	26,037
5.25%, 09/08/33	25	25,794
5.50%, 09/08/53	5	5,199
Freeport-McMoRan Inc.
4.13%, 03/01/28	10	9,815
Security	Par (000)	Value
Mining (continued)
4.25%, 03/01/30	$25	$24,302
4.38%, 08/01/28	30	29,578
4.63%, 08/01/30	35	34,659
5.25%, 09/01/29	10	10,126
5.40%, 11/14/34	10	10,178
5.45%, 03/15/43	25	24,353
Kinross Gold Corp., 4.50%, 07/15/27	5	4,977
Newmont Corp.
2.25%, 10/01/30	65	57,669
2.60%, 07/15/32(b)	5	4,362
2.80%, 10/01/29	30	27,858
4.88%, 03/15/42	5	4,816
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,405
6.13%, 12/15/33	20	22,010
7.25%, 03/15/31	10	11,374
Rio Tinto Finance USA PLC
5.00%, 03/09/33	25	25,803
5.13%, 03/09/53	5	4,964
Southern Copper Corp.
5.25%, 11/08/42	5	4,815
5.88%, 04/23/45	15	15,334
6.75%, 04/16/40	40	45,074
Yamana Gold Inc., 2.63%, 08/15/31(b)	10	8,548
		566,104
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	5	4,772
3.25%, 02/15/29	20	18,758
3.28%, 12/01/28	10	9,377
3.57%, 12/01/31	15	13,480
4.25%, 04/01/28	10	9,829
		56,216
Oil & Gas — 1.3%
Apache Corp.
4.25%, 01/15/30	25	23,886
5.10%, 09/01/40	25	22,095
5.35%, 07/01/49	15	12,815
BP Capital Markets America Inc.
1.75%, 08/10/30	5	4,309
2.72%, 01/12/32	15	13,212
2.77%, 11/10/50	25	16,237
2.94%, 06/04/51	50	33,535
3.00%, 02/24/50	20	13,683
3.02%, 01/16/27	35	33,989
3.06%, 06/17/41	40	30,492
3.12%, 05/04/26	5	4,894
3.38%, 02/08/61	35	24,240
3.59%, 04/14/27	5	4,917
3.63%, 04/06/30	25	24,060
3.80%, 09/21/25	10	9,920
3.94%, 09/21/28	5	4,925
4.23%, 11/06/28	55	54,823
BP Capital Markets PLC, 3.28%, 09/19/27	65	63,251
Canadian Natural Resources Ltd.
2.95%, 07/15/30	9	8,152
4.95%, 06/01/47	35	31,308
5.85%, 02/01/35	15	15,563
6.45%, 06/30/33	10	10,788
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy Inc.
2.65%, 01/15/32	$10	$8,533
3.75%, 02/15/52	10	7,288
5.25%, 06/15/37	2	1,966
5.40%, 06/15/47	28	26,818
6.75%, 11/15/39	20	22,362
Chevron Corp.
2.00%, 05/11/27	10	9,474
2.24%, 05/11/30	30	26,919
2.95%, 05/16/26	60	58,734
3.08%, 05/11/50	65	46,889
Chevron USA Inc.
1.02%, 08/12/27	20	18,303
3.25%, 10/15/29	9	8,615
3.85%, 01/15/28	5	4,967
CNOOC Finance 2013 Ltd., 4.25%, 05/09/43	200	184,824
ConocoPhillips Co.
3.80%, 03/15/52	20	15,821
4.03%, 03/15/62	30	23,811
5.30%, 05/15/53	5	4,969
5.55%, 03/15/54	5	5,144
5.90%, 10/15/32	25	27,124
6.95%, 04/15/29	10	11,108
Continental Resources Inc./OK, 4.90%, 06/01/44	10	8,494
Coterra Energy Inc.
3.90%, 05/15/27	10	9,802
4.38%, 03/15/29	15	14,686
Devon Energy Corp.
4.50%, 01/15/30	10	9,917
4.75%, 05/15/42	5	4,382
5.00%, 06/15/45	50	44,614
5.60%, 07/15/41	10	9,759
5.85%, 12/15/25	5	5,056
5.88%, 06/15/28	5	5,052
Diamondback Energy Inc.
3.13%, 03/24/31	10	9,031
3.25%, 12/01/26	5	4,866
3.50%, 12/01/29	10	9,456
4.25%, 03/15/52	25	20,059
4.40%, 03/24/51	5	4,142
5.20%, 04/18/27	50	50,830
5.40%, 04/18/34	25	25,460
6.25%, 03/15/33	15	16,133
6.25%, 03/15/53	20	21,310
EOG Resources Inc.
3.90%, 04/01/35	5	4,613
4.15%, 01/15/26	10	9,971
4.38%, 04/15/30	10	10,016
4.95%, 04/15/50	15	14,222
EQT Corp.
3.90%, 10/01/27	20	19,545
5.00%, 01/15/29	5	5,015
7.00%, 02/01/30	30	32,665
Equinor ASA
2.38%, 05/22/30	10	9,037
3.13%, 04/06/30	55	51,700
3.25%, 11/18/49	20	14,643
3.70%, 04/06/50	30	23,817
4.80%, 11/08/43	10	9,633
5.10%, 08/17/40	10	10,009
Security	Par (000)	Value
Oil & Gas (continued)
Exxon Mobil Corp.
2.44%, 08/16/29	$25	$23,140
2.61%, 10/15/30	25	22,794
3.04%, 03/01/26	10	9,823
3.10%, 08/16/49	20	14,375
3.45%, 04/15/51	101	76,633
3.48%, 03/19/30	5	4,817
4.11%, 03/01/46	15	13,044
4.23%, 03/19/40	35	32,157
4.33%, 03/19/50	20	17,741
Helmerich & Payne Inc., 2.90%, 09/29/31	10	8,596
Hess Corp.
5.60%, 02/15/41	20	20,441
5.80%, 04/01/47	10	10,372
7.30%, 08/15/31	20	22,817
HF Sinclair Corp.
4.50%, 10/01/30	5	4,830
5.88%, 04/01/26	25	25,267
Marathon Oil Corp.
4.40%, 07/15/27	15	14,946
6.60%, 10/01/37	5	5,600
6.80%, 03/15/32	10	11,147
Marathon Petroleum Corp.
4.75%, 09/15/44	5	4,395
5.00%, 09/15/54	5	4,371
5.13%, 12/15/26	10	10,114
6.50%, 03/01/41	15	16,172
Occidental Petroleum Corp.
4.20%, 03/15/48	5	3,896
4.40%, 04/15/46	25	20,468
5.50%, 12/01/25	5	5,032
6.13%, 01/01/31	5	5,260
6.20%, 03/15/40	10	10,384
6.60%, 03/15/46	10	10,797
6.63%, 09/01/30	50	53,767
7.50%, 05/01/31	5	5,664
Ovintiv Inc.
5.65%, 05/15/28	15	15,441
6.25%, 07/15/33	5	5,284
6.50%, 08/15/34	5	5,415
6.50%, 02/01/38	10	10,596
Phillips 66
1.30%, 02/15/26	20	19,064
2.15%, 12/15/30	11	9,566
3.30%, 03/15/52	5	3,402
4.65%, 11/15/34	25	24,194
5.88%, 05/01/42	15	15,671
Phillips 66 Co.
4.95%, 12/01/27	40	40,644
5.30%, 06/30/33	35	35,813
Pioneer Natural Resources Co.
1.90%, 08/15/30	40	34,835
2.15%, 01/15/31	40	34,793
Shell International Finance BV
2.38%, 11/07/29	10	9,135
2.50%, 09/12/26	5	4,828
2.75%, 04/06/30	15	13,862
2.88%, 05/10/26	45	43,988
3.00%, 11/26/51	45	30,859
3.13%, 11/07/49	50	35,484
3.25%, 04/06/50	20	14,519
27
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.75%, 09/12/46	$30	$24,188
3.88%, 11/13/28	78	77,133
4.13%, 05/11/35	40	38,243
5.50%, 03/25/40	10	10,468
6.38%, 12/15/38	10	11,414
Suncor Energy Inc.
4.00%, 11/15/47	50	38,860
6.50%, 06/15/38	15	16,520
Tosco Corp., 8.13%, 02/15/30	25	29,431
TotalEnergies Capital International SA
2.83%, 01/10/30	5	4,648
2.99%, 06/29/41	10	7,590
3.13%, 05/29/50	55	39,072
3.39%, 06/29/60	5	3,557
3.46%, 02/19/29	20	19,337
3.46%, 07/12/49	35	26,484
TotalEnergies Capital SA, 3.88%, 10/11/28	15	14,773
Valero Energy Corp.
2.15%, 09/15/27	15	14,038
2.80%, 12/01/31	35	30,555
3.65%, 12/01/51	45	32,227
6.63%, 06/15/37	5	5,525
		2,803,014
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	15	14,748
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	30	28,510
3.34%, 12/15/27	5	4,848
4.08%, 12/15/47	25	20,806
Halliburton Co.
2.92%, 03/01/30	40	36,837
4.85%, 11/15/35	20	19,749
NOV Inc., 3.60%, 12/01/29	10	9,483
		134,981
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	20	17,464
AptarGroup Inc., 3.60%, 03/15/32	20	18,121
Berry Global Inc.
1.57%, 01/15/26	25	23,910
1.65%, 01/15/27	15	13,971
Packaging Corp. of America
3.00%, 12/15/29	10	9,301
3.05%, 10/01/51	30	20,568
3.40%, 12/15/27	10	9,677
Sonoco Products Co.
2.85%, 02/01/32(b)	15	12,984
3.13%, 05/01/30	5	4,624
WRKCo Inc.
3.00%, 06/15/33	10	8,728
3.90%, 06/01/28	2	1,947
4.00%, 03/15/28	5	4,904
4.65%, 03/15/26	15	14,944
4.90%, 03/15/29	65	65,783
		226,926
Pharmaceuticals — 1.9%
AbbVie Inc.
2.95%, 11/21/26	75	72,890
3.20%, 11/21/29	30	28,431
4.05%, 11/21/39	40	36,209
Security	Par (000)	Value
Pharmaceuticals (continued)
4.25%, 11/14/28	$10	$10,031
4.25%, 11/21/49	80	69,724
4.30%, 05/14/36	25	23,945
4.40%, 11/06/42	45	41,325
4.45%, 05/14/46	20	18,124
4.50%, 05/14/35	40	39,265
4.55%, 03/15/35	10	9,863
4.63%, 10/01/42	25	23,509
4.70%, 05/14/45	25	23,504
4.75%, 03/15/45	15	14,261
4.85%, 06/15/44	10	9,625
4.88%, 11/14/48	20	19,211
5.05%, 03/15/34	50	51,504
5.40%, 03/15/54	50	51,811
5.50%, 03/15/64	25	25,953
Astrazeneca Finance LLC
2.25%, 05/28/31	5	4,362
4.88%, 03/03/33	5	5,131
4.90%, 03/03/30	5	5,162
AstraZeneca PLC
0.70%, 04/08/26	10	9,450
1.38%, 08/06/30	30	25,537
3.00%, 05/28/51	5	3,524
3.13%, 06/12/27	5	4,859
3.38%, 11/16/25	20	19,738
4.00%, 01/17/29	10	9,917
4.00%, 09/18/42	30	26,320
4.38%, 11/16/45	30	27,284
4.38%, 08/17/48	15	13,552
6.45%, 09/15/37	35	40,337
Becton Dickinson & Co.
1.96%, 02/11/31	20	16,992
3.70%, 06/06/27	20	19,596
3.79%, 05/20/50	10	7,909
4.67%, 06/06/47	45	40,617
4.69%, 02/13/28	5	5,028
4.69%, 12/15/44	10	9,109
Bristol-Myers Squibb Co.
1.13%, 11/13/27	15	13,639
2.55%, 11/13/50	35	21,664
2.95%, 03/15/32	5	4,490
3.20%, 06/15/26	5	4,907
3.25%, 02/27/27	5	4,887
3.55%, 03/15/42	30	24,473
3.70%, 03/15/52	35	26,880
3.90%, 02/20/28	25	24,686
3.90%, 03/15/62	5	3,818
4.13%, 06/15/39	15	13,578
4.25%, 10/26/49	60	51,145
4.35%, 11/15/47	25	21,756
4.63%, 05/15/44	20	18,523
5.20%, 02/22/34	50	51,842
5.55%, 02/22/54	50	51,603
5.90%, 11/15/33	25	27,212
6.40%, 11/15/63	5	5,725
Cardinal Health Inc.
3.75%, 09/15/25	5	4,945
4.50%, 11/15/44	10	8,656
4.90%, 09/15/45	20	18,268
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora Inc.
2.70%, 03/15/31	$20	$17,748
4.30%, 12/15/47	10	8,659
Cigna Group (The)
2.38%, 03/15/31	30	26,090
2.40%, 03/15/30	25	22,398
3.40%, 03/01/27	5	4,874
3.40%, 03/15/50	35	24,988
3.40%, 03/15/51	35	24,833
4.38%, 10/15/28	70	69,584
4.50%, 02/25/26	4	3,993
4.80%, 08/15/38	35	33,497
4.80%, 07/15/46	15	13,654
CVS Health Corp.
1.30%, 08/21/27	65	59,326
2.70%, 08/21/40	30	20,741
2.88%, 06/01/26	60	58,190
3.25%, 08/15/29	5	4,672
3.63%, 04/01/27	30	29,368
3.75%, 04/01/30	5	4,739
4.13%, 04/01/40	20	16,727
4.30%, 03/25/28	90	88,874
4.78%, 03/25/38	50	45,979
4.88%, 07/20/35	20	19,328
5.05%, 03/25/48	65	57,616
5.13%, 02/21/30	5	5,079
5.13%, 07/20/45	50	45,104
5.25%, 01/30/31	55	55,918
5.25%, 02/21/33	40	40,214
5.63%, 02/21/53	25	23,903
5.70%, 06/01/34	50	51,211
5.88%, 06/01/53	30	29,566
6.00%, 06/01/63	5	4,967
6.25%, 06/01/27	5	5,212
Eli Lilly & Co.
2.25%, 05/15/50	40	24,527
4.15%, 03/15/59	5	4,268
4.70%, 02/27/33	5	5,075
4.70%, 02/09/34	50	50,608
4.88%, 02/27/53	5	4,889
4.95%, 02/27/63	20	19,501
5.50%, 03/15/27	50	51,750
5.55%, 03/15/37	15	16,354
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	5	4,938
4.20%, 03/18/43	10	8,926
6.38%, 05/15/38	5	5,719
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	10	9,628
Johnson & Johnson
0.95%, 09/01/27	40	36,681
1.30%, 09/01/30	15	12,861
2.10%, 09/01/40	15	10,579
2.45%, 03/01/26	55	53,690
2.45%, 09/01/60	20	12,080
2.90%, 01/15/28	30	29,026
2.95%, 03/03/27	10	9,768
3.40%, 01/15/38	10	8,795
3.50%, 01/15/48	15	12,164
3.55%, 03/01/36	10	9,144
3.63%, 03/03/37	20	18,169
3.70%, 03/01/46	30	25,344
Security	Par (000)	Value
Pharmaceuticals (continued)
4.38%, 12/05/33	$10	$10,187
5.85%, 07/15/38	20	22,441
5.95%, 08/15/37	15	17,016
6.95%, 09/01/29(b)	5	5,727
McKesson Corp.
0.90%, 12/03/25	10	9,548
1.30%, 08/15/26	5	4,708
5.10%, 07/15/33	10	10,271
Mead Johnson Nutrition Co.
4.13%, 11/15/25	15	14,909
4.60%, 06/01/44	10	8,997
Merck & Co. Inc.
0.75%, 02/24/26	40	37,998
1.45%, 06/24/30	10	8,557
1.70%, 06/10/27	5	4,686
1.90%, 12/10/28	10	9,122
2.15%, 12/10/31	25	21,533
2.35%, 06/24/40	35	24,958
2.45%, 06/24/50	30	18,735
2.75%, 12/10/51	45	29,601
3.40%, 03/07/29	25	24,186
3.70%, 02/10/45	25	20,493
3.90%, 03/07/39	30	27,000
4.00%, 03/07/49	15	12,646
4.50%, 05/17/33	25	25,030
5.00%, 05/17/53	20	19,680
6.50%, 12/01/33	15	17,145
6.55%, 09/15/37	5	5,806
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	25	26,680
Mylan Inc.
5.20%, 04/15/48	15	12,837
5.40%, 11/29/43	10	9,045
Novartis Capital Corp.
2.00%, 02/14/27	10	9,511
2.20%, 08/14/30	5	4,491
2.75%, 08/14/50	10	6,868
3.00%, 11/20/25	50	49,196
3.10%, 05/17/27	30	29,243
4.00%, 11/20/45	43	37,589
4.40%, 05/06/44	25	23,348
Pfizer Inc.
1.75%, 08/18/31	40	33,754
2.55%, 05/28/40	25	18,208
2.63%, 04/01/30	25	22,936
2.70%, 05/28/50	40	26,790
2.75%, 06/03/26	85	82,772
3.00%, 12/15/26	5	4,873
3.45%, 03/15/29	15	14,541
3.60%, 09/15/28(b)	95	93,006
4.00%, 03/15/49	25	21,091
4.10%, 09/15/38	5	4,594
4.13%, 12/15/46	20	17,194
4.20%, 09/15/48	80	69,315
7.20%, 03/15/39	40	48,937
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	20	20,020
4.45%, 05/19/28	5	5,023
4.65%, 05/19/30	25	25,389
4.75%, 05/19/33	50	50,274
5.11%, 05/19/43	5	4,938
5.30%, 05/19/53	115	115,580
29
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.34%, 05/19/63	$10	$9,923
Sanofi SA, 3.63%, 06/19/28	10	9,867
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	3	2,932
Takeda Pharmaceutical Co. Ltd., 3.03%, 07/09/40	200	151,030
Utah Acquisition Sub Inc., 3.95%, 06/15/26	25	24,654
Viatris Inc.
2.30%, 06/22/27	25	23,378
2.70%, 06/22/30	30	26,407
3.85%, 06/22/40	10	7,635
4.00%, 06/22/50	5	3,547
Zoetis Inc.
2.00%, 05/15/30	25	21,838
3.00%, 09/12/27	50	47,997
3.00%, 05/15/50	20	13,794
3.95%, 09/12/47	5	4,093
4.50%, 11/13/25	15	14,963
4.70%, 02/01/43	15	13,931
5.60%, 11/16/32	25	26,340
		4,329,194
Pipelines — 1.4%
Boardwalk Pipelines LP, 3.60%, 09/01/32	5	4,477
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	25	20,393
3.70%, 11/15/29	15	14,284
5.13%, 06/30/27	20	20,201
Cheniere Energy Inc., 4.63%, 10/15/28	30	29,688
Cheniere Energy Partners LP
3.25%, 01/31/32	35	31,038
4.00%, 03/01/31	10	9,437
4.50%, 10/01/29	30	29,348
5.95%, 06/30/33	15	15,747
Columbia Pipeline Group Inc., 5.80%, 06/01/45	5	5,071
DCP Midstream Operating LP
3.25%, 02/15/32	20	17,686
5.63%, 07/15/27	10	10,256
Enbridge Energy Partners LP, 5.50%, 09/15/40	10	9,918
Enbridge Inc.
1.60%, 10/04/26	35	32,976
2.50%, 08/01/33	5	4,138
3.13%, 11/15/29	10	9,325
3.40%, 08/01/51	5	3,550
3.70%, 07/15/27	50	48,907
4.25%, 12/01/26	5	4,966
5.63%, 04/05/34	25	25,834
6.20%, 11/15/30	25	27,023
6.70%, 11/15/53	25	28,399
Energy Transfer LP
3.75%, 05/15/30	50	47,404
3.90%, 07/15/26	40	39,417
4.40%, 03/15/27	5	4,975
4.75%, 01/15/26	5	4,991
4.95%, 05/15/28	20	20,178
4.95%, 06/15/28	55	55,565
5.00%, 05/15/50	25	22,205
5.15%, 03/15/45	10	9,159
5.25%, 04/15/29	30	30,668
5.30%, 04/01/44	15	14,003
5.30%, 04/15/47	15	13,903
5.35%, 05/15/45	10	9,308
5.40%, 10/01/47	5	4,679
Security	Par (000)	Value
Pipelines (continued)
5.50%, 06/01/27	$25	$25,493
5.55%, 05/15/34	25	25,586
5.60%, 09/01/34	25	25,685
5.75%, 02/15/33	50	51,922
6.00%, 06/15/48	20	20,182
6.05%, 12/01/26	50	51,476
6.13%, 12/15/45	15	15,405
6.25%, 04/15/49	30	31,203
6.40%, 12/01/30	25	27,051
6.50%, 02/01/42	15	16,101
6.55%, 12/01/33	25	27,326
6.63%, 10/15/36	10	10,895
EnLink Midstream Partners LP, 4.85%, 07/15/26	50	49,894
Enterprise Products Operating LLC
2.80%, 01/31/30	30	27,741
3.13%, 07/31/29	15	14,211
3.20%, 02/15/52	10	6,928
3.30%, 02/15/53	5	3,500
3.70%, 02/15/26	15	14,848
3.70%, 01/31/51	40	30,655
3.95%, 01/31/60	15	11,567
4.15%, 10/16/28	5	4,971
4.20%, 01/31/50	5	4,194
4.25%, 02/15/48	20	16,983
4.45%, 02/15/43	20	17,828
4.80%, 02/01/49	35	32,101
4.85%, 08/15/42	10	9,410
4.85%, 03/15/44	45	42,044
4.90%, 05/15/46	20	18,724
4.95%, 10/15/54	10	9,306
5.10%, 02/15/45	10	9,672
5.35%, 01/31/33	35	36,456
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(c)	15	14,095
6.45%, 09/01/40	5	5,584
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	10	9,065
5.00%, 03/01/43	20	18,053
5.63%, 09/01/41	15	14,746
6.95%, 01/15/38	5	5,621
7.75%, 03/15/32	10	11,606
Kinder Morgan Inc.
3.60%, 02/15/51	15	10,709
4.30%, 03/01/28	30	29,844
4.80%, 02/01/33	25	24,454
5.05%, 02/15/46	20	18,198
5.20%, 06/01/33	25	25,080
5.20%, 03/01/48	10	9,228
5.30%, 12/01/34	15	15,100
5.55%, 06/01/45	40	38,847
MPLX LP
1.75%, 03/01/26	5	4,785
4.00%, 03/15/28	50	49,031
4.13%, 03/01/27	35	34,616
4.25%, 12/01/27	15	14,835
4.50%, 04/15/38	30	27,375
4.70%, 04/15/48	35	30,110
4.80%, 02/15/29	5	5,045
4.90%, 04/15/58	5	4,330
4.95%, 09/01/32	15	14,862
4.95%, 03/14/52	25	22,121
5.00%, 03/01/33	5	4,952
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/49	$10	$9,600
5.65%, 03/01/53	5	4,891
ONEOK Inc.
3.10%, 03/15/30	5	4,615
3.25%, 06/01/30	10	9,268
3.95%, 03/01/50	10	7,584
4.20%, 10/03/47	10	7,960
4.45%, 09/01/49	15	12,217
4.55%, 07/15/28	55	54,918
5.00%, 03/01/26	10	10,018
5.15%, 10/15/43	20	18,843
5.20%, 07/15/48	25	22,970
5.55%, 11/01/26	5	5,094
5.80%, 11/01/30	15	15,828
5.85%, 01/15/26	10	10,126
6.10%, 11/15/32	30	31,883
6.35%, 01/15/31	20	21,468
6.63%, 09/01/53	5	5,511
7.15%, 01/15/51	5	5,683
ONEOK Partners LP, 6.13%, 02/01/41	15	15,480
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	10	9,412
3.80%, 09/15/30	25	23,554
4.30%, 01/31/43	25	20,562
4.50%, 12/15/26	5	4,972
4.65%, 10/15/25	15	14,941
4.90%, 02/15/45	15	13,226
6.65%, 01/15/37	10	10,864
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	50	49,384
4.50%, 05/15/30	5	4,947
5.00%, 03/15/27	35	35,238
5.88%, 06/30/26	25	25,333
Spectra Energy Partners LP
3.38%, 10/15/26	10	9,748
4.50%, 03/15/45	5	4,269
5.95%, 09/25/43	25	25,532
Targa Resources Corp.
4.20%, 02/01/33	25	23,292
4.95%, 04/15/52	20	17,705
5.20%, 07/01/27	20	20,315
6.13%, 03/15/33	5	5,313
6.15%, 03/01/29	20	21,144
6.25%, 07/01/52	15	15,736
6.50%, 02/15/53	20	21,898
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	20	18,557
4.88%, 02/01/31	10	9,820
5.00%, 01/15/28	10	9,988
TC PipeLines LP, 3.90%, 05/25/27	20	19,553
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	25	26,291
TransCanada PipeLines Ltd.
4.10%, 04/15/30	25	24,358
4.25%, 05/15/28	5	4,950
4.63%, 03/01/34	30	29,155
4.88%, 01/15/26	10	10,013
4.88%, 05/15/48	45	41,375
5.00%, 10/16/43	20	19,001
5.10%, 03/15/49	10	9,530
6.20%, 10/15/37	40	42,820
Security	Par (000)	Value
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	$25	$23,216
4.00%, 03/15/28	25	24,486
4.60%, 03/15/48	10	8,700
Western Midstream Operating LP
4.05%, 02/01/30	60	57,350
4.50%, 03/01/28	5	4,925
5.30%, 03/01/48	15	13,434
5.50%, 08/15/48	15	13,665
Williams Companies Inc. (The)
2.60%, 03/15/31	30	26,242
3.50%, 11/15/30	25	23,435
3.75%, 06/15/27	10	9,793
4.00%, 09/15/25	5	4,954
4.65%, 08/15/32	20	19,675
4.90%, 03/15/29	25	25,285
5.10%, 09/15/45	15	13,963
5.15%, 03/15/34	25	25,122
5.65%, 03/15/33	5	5,197
5.75%, 06/24/44	10	10,099
6.30%, 04/15/40	15	16,066
		3,073,127
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(b)	10	8,615
4.88%, 03/01/26	15	15,013
		23,628
Real Estate Investment Trusts — 1.4%
Agree LP, 2.00%, 06/15/28	20	18,119
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	10	7,845
2.00%, 05/18/32	10	8,122
3.00%, 05/18/51	10	6,366
3.38%, 08/15/31	10	9,129
4.00%, 02/01/50	25	19,203
4.90%, 12/15/30	10	10,104
5.15%, 04/15/53	15	13,786
American Assets Trust LP, 3.38%, 02/01/31	5	4,245
American Homes 4 Rent LP
2.38%, 07/15/31	5	4,228
4.25%, 02/15/28	5	4,910
4.30%, 04/15/52	15	12,143
American Tower Corp.
1.30%, 09/15/25	10	9,623
1.60%, 04/15/26	35	33,257
2.10%, 06/15/30	25	21,747
2.30%, 09/15/31	10	8,495
2.70%, 04/15/31	20	17,618
2.75%, 01/15/27	10	9,576
2.90%, 01/15/30	20	18,309
2.95%, 01/15/51	25	16,543
3.10%, 06/15/50	15	10,227
3.38%, 10/15/26	15	14,624
3.55%, 07/15/27	20	19,422
3.80%, 08/15/29	5	4,799
4.40%, 02/15/26	35	34,823
5.55%, 07/15/33	5	5,178
5.65%, 03/15/33	15	15,641
5.90%, 11/15/33	5	5,307
31
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
2.05%, 01/15/32	$5	$4,243
3.20%, 01/15/28	5	4,809
3.50%, 11/15/25	25	24,683
3.90%, 10/15/46	15	12,165
Boston Properties LP
2.45%, 10/01/33	1	777
3.25%, 01/30/31	20	17,595
4.50%, 12/01/28	25	24,354
Brixmor Operating Partnership LP
2.50%, 08/16/31	5	4,261
3.90%, 03/15/27	20	19,555
4.05%, 07/01/30	15	14,370
4.13%, 06/15/26	5	4,941
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,136
Camden Property Trust
2.80%, 05/15/30	10	9,150
3.35%, 11/01/49	10	7,202
COPT Defense Properties LP
2.00%, 01/15/29	5	4,396
2.75%, 04/15/31	5	4,289
2.90%, 12/01/33	5	4,085
Crown Castle Inc.
2.10%, 04/01/31	20	16,794
2.50%, 07/15/31	5	4,281
2.90%, 03/15/27	5	4,794
2.90%, 04/01/41	25	18,127
3.25%, 01/15/51	15	10,425
3.30%, 07/01/30	15	13,841
3.80%, 02/15/28	10	9,723
4.00%, 03/01/27	35	34,496
4.00%, 11/15/49	5	3,974
4.15%, 07/01/50	10	8,183
4.30%, 02/15/29	10	9,818
4.45%, 02/15/26	20	19,896
5.10%, 05/01/33	15	15,013
5.80%, 03/01/34	15	15,699
CubeSmart LP
3.13%, 09/01/26	20	19,383
4.00%, 11/15/25	15	14,825
4.38%, 02/15/29	20	19,683
Digital Realty Trust LP
3.70%, 08/15/27	20	19,506
4.45%, 07/15/28	25	24,825
Equinix Inc.
1.00%, 09/15/25	5	4,806
1.45%, 05/15/26	20	18,950
1.80%, 07/15/27	40	37,187
2.15%, 07/15/30	10	8,732
2.90%, 11/18/26	10	9,658
2.95%, 09/15/51	20	12,974
3.20%, 11/18/29	15	14,016
3.90%, 04/15/32	25	23,521
ERP Operating LP
2.50%, 02/15/30	35	31,662
2.85%, 11/01/26	15	14,525
3.25%, 08/01/27	40	38,839
3.50%, 03/01/28	85	82,465
4.00%, 08/01/47	5	4,031
Essential Properties LP, 2.95%, 07/15/31	5	4,282
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Essex Portfolio LP
2.65%, 09/01/50	$15	$9,157
3.00%, 01/15/30	25	22,997
3.38%, 04/15/26	15	14,661
Extra Space Storage LP
2.55%, 06/01/31	5	4,299
3.88%, 12/15/27	60	58,648
4.00%, 06/15/29	10	9,697
5.50%, 07/01/30	5	5,190
Federal Realty OP LP, 1.25%, 02/15/26	15	14,245
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	5	4,716
4.00%, 01/15/31	15	13,906
5.30%, 01/15/29	10	10,088
5.38%, 04/15/26	15	15,013
5.75%, 06/01/28	5	5,105
6.75%, 12/01/33	5	5,443
Healthcare Realty Holdings LP
3.10%, 02/15/30	24	21,825
3.50%, 08/01/26	40	39,086
Healthpeak OP LLC
3.00%, 01/15/30	20	18,426
3.25%, 07/15/26	55	53,669
6.75%, 02/01/41	5	5,601
Highwoods Realty LP
3.05%, 02/15/30	5	4,418
3.88%, 03/01/27	10	9,678
4.13%, 03/15/28	5	4,808
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29	25	23,046
Series J, 2.90%, 12/15/31	5	4,307
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	20	16,499
2.30%, 11/15/28	10	9,077
4.15%, 04/15/32	5	4,712
Kilroy Realty LP, 4.25%, 08/15/29	5	4,675
Kimco Realty OP LLC
2.80%, 10/01/26	5	4,820
3.70%, 10/01/49	26	19,846
4.45%, 09/01/47	10	8,395
4.60%, 02/01/33	10	9,782
Kite Realty Group LP, 4.00%, 10/01/26	10	9,823
LXP Industrial Trust
2.38%, 10/01/31	5	4,123
2.70%, 09/15/30	10	8,776
Mid-America Apartments LP
1.70%, 02/15/31	15	12,495
3.95%, 03/15/29	15	14,708
National Health Investors Inc., 3.00%, 02/01/31	5	4,300
NNN REIT Inc.
3.10%, 04/15/50	5	3,336
3.50%, 04/15/51	40	28,896
3.60%, 12/15/26	27	26,448
4.30%, 10/15/28	15	14,800
Omega Healthcare Investors Inc.
3.25%, 04/15/33	5	4,225
3.38%, 02/01/31	10	8,912
5.25%, 01/15/26	20	20,007
Piedmont Operating Partnership LP, 3.15%, 08/15/30	5	4,271
Prologis LP
1.25%, 10/15/30(b)	25	20,806
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.75%, 07/01/30	$2	$1,722
2.13%, 04/15/27	25	23,648
2.13%, 10/15/50	5	2,774
2.25%, 04/15/30	25	22,333
3.05%, 03/01/50	5	3,432
3.25%, 10/01/26	35	34,220
4.63%, 01/15/33	25	24,811
4.75%, 06/15/33	5	4,993
5.00%, 03/15/34	25	25,260
5.25%, 06/15/53	5	4,964
Public Storage Operating Co.
2.25%, 11/09/31	10	8,549
3.09%, 09/15/27	65	62,767
5.10%, 08/01/33	5	5,113
5.13%, 01/15/29	15	15,474
5.35%, 08/01/53	40	40,364
Rayonier LP, 2.75%, 05/17/31	5	4,329
Realty Income Corp.
2.70%, 02/15/32	5	4,311
3.00%, 01/15/27	25	24,130
3.25%, 01/15/31	5	4,592
3.65%, 01/15/28	15	14,604
4.13%, 10/15/26	25	24,784
4.63%, 11/01/25	25	24,971
4.88%, 06/01/26	10	10,035
5.13%, 02/15/34	25	25,173
Regency Centers LP
2.95%, 09/15/29	5	4,627
3.60%, 02/01/27	10	9,777
4.40%, 02/01/47	5	4,257
4.65%, 03/15/49	5	4,373
Rexford Industrial Realty LP, 2.13%, 12/01/30	10	8,533
Sabra Health Care LP
3.20%, 12/01/31	10	8,676
3.90%, 10/15/29	5	4,676
5.13%, 08/15/26	5	5,011
Safehold GL Holdings LLC, 2.80%, 06/15/31	5	4,329
Simon Property Group LP
1.38%, 01/15/27	50	46,564
1.75%, 02/01/28	90	82,516
2.25%, 01/15/32	10	8,494
2.45%, 09/13/29	45	40,958
3.25%, 09/13/49	55	38,980
3.30%, 01/15/26	20	19,650
3.38%, 12/01/27	90	87,322
3.50%, 09/01/25	40	39,520
Store Capital LLC, 4.50%, 03/15/28	15	14,616
Sun Communities Operating LP
2.70%, 07/15/31	15	12,820
4.20%, 04/15/32	5	4,642
5.70%, 01/15/33	5	5,089
Tanger Properties LP
2.75%, 09/01/31	5	4,261
3.13%, 09/01/26	10	9,617
UDR Inc.
3.20%, 01/15/30	30	27,846
3.50%, 07/01/27	5	4,851
Ventas Realty LP
3.00%, 01/15/30	25	22,873
3.25%, 10/15/26	20	19,395
4.00%, 03/01/28	20	19,568
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 01/15/26	$15	$14,851
4.38%, 02/01/45	5	4,246
4.75%, 11/15/30	5	4,998
VICI Properties LP
4.75%, 02/15/28	5	4,986
4.95%, 02/15/30	15	14,920
5.13%, 05/15/32	15	14,806
5.63%, 05/15/52	10	9,481
Welltower OP LLC
2.05%, 01/15/29	35	31,475
2.70%, 02/15/27	25	24,036
2.75%, 01/15/31	15	13,347
2.80%, 06/01/31	15	13,299
3.10%, 01/15/30	15	13,891
6.50%, 03/15/41	10	11,071
Weyerhaeuser Co.
3.38%, 03/09/33	90	80,580
4.00%, 11/15/29	25	24,258
4.00%, 04/15/30	25	24,142
7.38%, 03/15/32	5	5,740
WP Carey Inc.
2.25%, 04/01/33	10	8,048
3.85%, 07/15/29	15	14,440
		3,072,904
Retail — 0.9%
AutoNation Inc.
3.85%, 03/01/32	10	9,154
4.75%, 06/01/30	5	4,939
AutoZone Inc.
3.13%, 04/21/26	5	4,882
3.75%, 04/18/29	15	14,493
4.00%, 04/15/30	20	19,432
4.50%, 02/01/28	5	5,002
4.75%, 08/01/32	25	24,896
4.75%, 02/01/33	5	4,945
5.20%, 08/01/33	10	10,156
Best Buy Co. Inc.
1.95%, 10/01/30	10	8,632
4.45%, 10/01/28	5	4,994
Costco Wholesale Corp.
1.38%, 06/20/27	30	27,912
1.60%, 04/20/30	30	26,145
1.75%, 04/20/32	15	12,544
3.00%, 05/18/27	10	9,765
Darden Restaurants Inc.
3.85%, 05/01/27	30	29,413
6.30%, 10/10/33	25	26,809
Dick's Sporting Goods Inc., 3.15%, 01/15/32(b)	15	13,282
Dollar General Corp.
3.50%, 04/03/30	10	9,241
3.88%, 04/15/27(b)	20	19,547
4.13%, 05/01/28	5	4,880
4.13%, 04/03/50	5	3,836
5.00%, 11/01/32	15	14,704
5.45%, 07/05/33(b)	25	25,015
Dollar Tree Inc., 4.20%, 05/15/28	5	4,906
Genuine Parts Co.
1.88%, 11/01/30	5	4,231
2.75%, 02/01/32	5	4,300
6.88%, 11/01/33	15	16,988
33
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
2.50%, 04/15/27	$10	$9,594
2.70%, 04/15/30	20	18,398
2.75%, 09/15/51	20	13,121
2.80%, 09/14/27	15	14,434
2.88%, 04/15/27	10	9,691
2.95%, 06/15/29	15	14,186
3.00%, 04/01/26	5	4,901
3.13%, 12/15/49	20	14,334
3.25%, 04/15/32	50	46,145
3.30%, 04/15/40	15	12,275
3.35%, 09/15/25	60	59,268
3.35%, 04/15/50	5	3,742
3.63%, 04/15/52	15	11,678
3.90%, 12/06/28	60	59,430
3.90%, 06/15/47	20	16,662
4.20%, 04/01/43	45	39,895
4.25%, 04/01/46	45	39,817
4.95%, 09/15/52	35	33,823
5.88%, 12/16/36	65	71,542
Lowe's Companies Inc.
1.70%, 09/15/28	55	49,476
2.50%, 04/15/26	5	4,847
2.63%, 04/01/31	5	4,433
3.00%, 10/15/50	10	6,604
3.35%, 04/01/27	10	9,749
3.38%, 09/15/25	35	34,515
3.65%, 04/05/29	25	24,166
3.70%, 04/15/46	35	26,895
3.75%, 04/01/32	5	4,693
4.05%, 05/03/47	40	32,362
4.25%, 04/01/52	45	36,851
4.40%, 09/08/25	10	9,957
4.45%, 04/01/62	15	12,250
5.00%, 04/15/33	5	5,082
5.15%, 07/01/33	5	5,143
5.63%, 04/15/53	40	40,391
5.80%, 09/15/62	10	10,182
McDonald's Corp.
2.13%, 03/01/30	15	13,370
2.63%, 09/01/29	10	9,254
3.50%, 07/01/27	35	34,251
3.60%, 07/01/30	20	19,189
3.63%, 09/01/49	35	26,709
3.70%, 01/30/26	30	29,666
3.80%, 04/01/28	15	14,765
4.20%, 04/01/50	25	20,942
4.60%, 09/09/32	5	5,021
4.60%, 05/26/45	15	13,608
4.70%, 12/09/35	5	4,967
4.88%, 12/09/45	10	9,427
5.45%, 08/14/53	15	15,190
5.70%, 02/01/39	5	5,324
6.30%, 10/15/37	25	28,031
6.30%, 03/01/38	35	39,156
O'Reilly Automotive Inc.
3.55%, 03/15/26	15	14,751
3.60%, 09/01/27	10	9,765
4.20%, 04/01/30	15	14,716
4.35%, 06/01/28	20	19,928
4.70%, 06/15/32	15	14,961
Security	Par (000)	Value
Retail (continued)
Ross Stores Inc.
0.88%, 04/15/26	$15	$14,126
1.88%, 04/15/31	5	4,196
Starbucks Corp.
2.00%, 03/12/27	45	42,512
2.45%, 06/15/26	5	4,833
2.55%, 11/15/30	5	4,477
3.50%, 03/01/28	15	14,585
3.50%, 11/15/50	10	7,405
3.55%, 08/15/29	5	4,827
3.75%, 12/01/47	60	46,558
4.00%, 11/15/28	15	14,812
4.45%, 08/15/49	10	8,664
4.50%, 11/15/48	5	4,377
Target Corp.
1.95%, 01/15/27	20	19,096
2.35%, 02/15/30	15	13,638
2.50%, 04/15/26	15	14,655
2.65%, 09/15/30	15	13,794
2.95%, 01/15/52	15	10,288
3.38%, 04/15/29	10	9,714
4.00%, 07/01/42	20	17,669
4.80%, 01/15/53	5	4,792
TJX Companies Inc. (The)
1.15%, 05/15/28	5	4,485
2.25%, 09/15/26	25	24,007
3.88%, 04/15/30	20	19,546
Tractor Supply Co., 5.25%, 05/15/33	5	5,117
Walmart Inc.
2.50%, 09/22/41	20	14,604
2.65%, 09/22/51	45	30,066
3.05%, 07/08/26	15	14,734
3.63%, 12/15/47	10	8,212
4.05%, 06/29/48	40	35,158
4.15%, 09/09/32	5	5,003
4.50%, 09/09/52	10	9,428
5.25%, 09/01/35	35	37,449
6.50%, 08/15/37	35	41,388
7.55%, 02/15/30	5	5,881
		2,068,662
Semiconductors — 0.9%
Advanced Micro Devices Inc.
3.92%, 06/01/32	15	14,579
4.39%, 06/01/52	25	22,882
Analog Devices Inc.
2.10%, 10/01/31	25	21,470
2.80%, 10/01/41	5	3,688
2.95%, 10/01/51	15	10,348
3.50%, 12/05/26	70	68,873
Applied Materials Inc.
2.75%, 06/01/50	10	6,848
4.35%, 04/01/47	20	18,178
5.10%, 10/01/35	25	26,096
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	50	48,370
3.88%, 01/15/27	50	49,321
Broadcom Inc.
1.95%, 02/15/28(a)	45	41,370
2.45%, 02/15/31(a)	50	43,612
2.60%, 02/15/33(a)	10	8,386
3.14%, 11/15/35(a)	40	33,437
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.19%, 11/15/36(a)	$50	$41,385
3.42%, 04/15/33(a)	25	22,260
3.46%, 09/15/26	10	9,791
3.47%, 04/15/34(a)	25	22,091
3.50%, 02/15/41(a)	45	35,954
4.00%, 04/15/29(a)	5	4,878
4.11%, 09/15/28	50	49,382
4.15%, 11/15/30	4	3,891
4.30%, 11/15/32	5	4,823
4.93%, 05/15/37(a)	30	29,325
5.00%, 04/15/30	5	5,141
5.05%, 07/12/29	50	50,968
Intel Corp.
1.60%, 08/12/28	65	57,421
2.00%, 08/12/31	5	4,109
2.60%, 05/19/26	45	43,259
2.80%, 08/12/41	25	17,071
3.05%, 08/12/51	20	12,439
3.15%, 05/11/27	15	14,361
3.25%, 11/15/49	25	16,231
3.73%, 12/08/47	30	21,391
3.75%, 03/25/27	35	34,069
3.75%, 08/05/27	10	9,706
4.00%, 08/05/29	10	9,629
4.10%, 05/19/46	20	15,451
4.10%, 05/11/47	30	23,081
4.15%, 08/05/32	5	4,685
4.25%, 12/15/42	15	12,176
4.60%, 03/25/40	25	21,993
4.75%, 03/25/50	30	25,154
4.80%, 10/01/41	20	17,725
4.88%, 02/10/28	5	4,999
4.90%, 07/29/45	30	26,125
4.90%, 08/05/52	5	4,257
5.70%, 02/10/53	35	33,448
KLA Corp.
3.30%, 03/01/50	10	7,393
4.10%, 03/15/29	25	24,872
4.95%, 07/15/52	20	19,386
5.25%, 07/15/62	25	24,983
Lam Research Corp.
2.88%, 06/15/50	20	13,678
3.13%, 06/15/60	10	6,718
3.75%, 03/15/26	40	39,584
4.00%, 03/15/29	25	24,709
Marvell Technology Inc., 2.95%, 04/15/31	10	8,932
Microchip Technology Inc., 4.25%, 09/01/25	25	24,808
Micron Technology Inc.
2.70%, 04/15/32	5	4,281
3.48%, 11/01/51	5	3,551
4.66%, 02/15/30	15	14,964
4.98%, 02/06/26	25	25,075
5.33%, 02/06/29	25	25,607
5.38%, 04/15/28	20	20,464
5.88%, 02/09/33	5	5,261
5.88%, 09/15/33	15	15,794
6.75%, 11/01/29	10	10,877
NVIDIA Corp.
2.00%, 06/15/31	15	13,114
2.85%, 04/01/30	20	18,753
3.20%, 09/16/26	65	63,857
Security	Par (000)	Value
Semiconductors (continued)
3.70%, 04/01/60	$15	$12,162
NXP BV/NXP Funding LLC
5.35%, 03/01/26	20	20,122
5.55%, 12/01/28	30	30,964
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	20	17,287
2.65%, 02/15/32	20	17,157
3.13%, 02/15/42	15	10,972
3.25%, 05/11/41	5	3,790
3.40%, 05/01/30	10	9,356
4.30%, 06/18/29	15	14,797
Qorvo Inc., 4.38%, 10/15/29	20	19,269
Qualcomm Inc.
1.30%, 05/20/28	5	4,504
1.65%, 05/20/32	25	20,483
2.15%, 05/20/30	5	4,473
3.25%, 05/20/27	25	24,392
4.30%, 05/20/47	30	26,716
4.65%, 05/20/35	60	60,498
4.80%, 05/20/45	20	19,306
6.00%, 05/20/53	5	5,588
Skyworks Solutions Inc.
1.80%, 06/01/26	25	23,726
3.00%, 06/01/31	5	4,375
Texas Instruments Inc.
1.13%, 09/15/26	10	9,407
1.75%, 05/04/30	10	8,763
3.65%, 08/16/32	5	4,771
3.88%, 03/15/39	25	22,962
4.15%, 05/15/48	27	23,644
4.60%, 02/15/28	95	96,386
4.90%, 03/14/33	25	25,909
5.00%, 03/14/53	5	4,944
5.05%, 05/18/63	5	4,909
5.15%, 02/08/54	15	15,170
		2,109,590
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	25	24,136
Software — 0.8%
Adobe Inc., 2.15%, 02/01/27	50	47,736
Autodesk Inc.
2.85%, 01/15/30	15	13,794
3.50%, 06/15/27	10	9,768
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	20	18,358
Concentrix Corp.
6.60%, 08/02/28(b)	10	10,487
6.85%, 08/02/33(b)	5	5,224
Electronic Arts Inc.
1.85%, 02/15/31	10	8,475
4.80%, 03/01/26	15	15,008
Fidelity National Information Services Inc.
3.10%, 03/01/41	30	22,576
5.10%, 07/15/32	5	5,120
Fiserv Inc.
2.25%, 06/01/27	5	4,719
2.65%, 06/01/30	5	4,514
3.20%, 07/01/26	5	4,883
3.50%, 07/01/29	45	43,096
4.20%, 10/01/28	5	4,943
4.40%, 07/01/49	35	30,000
35
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.60%, 03/02/33	$20	$20,937
5.63%, 08/21/33	20	20,924
Intuit Inc.
1.35%, 07/15/27	30	27,749
1.65%, 07/15/30	25	21,471
5.20%, 09/15/33	25	26,050
Microsoft Corp.
1.35%, 09/15/30	5	4,297
2.40%, 08/08/26	50	48,468
2.50%, 09/15/50	25	16,466
2.68%, 06/01/60	45	29,125
2.92%, 03/17/52	35	25,088
3.04%, 03/17/62	40	28,039
3.30%, 02/06/27	70	68,916
3.40%, 06/15/27	30	29,558
3.45%, 08/08/36	49	44,790
3.50%, 02/12/35	65	61,172
3.70%, 08/08/46	35	30,209
4.00%, 02/12/55	10	8,924
4.10%, 02/06/37	10	9,814
4.25%, 02/06/47	35	33,815
4.50%, 06/15/47	20	19,287
4.50%, 02/06/57	15	14,593
Oracle Corp.
2.65%, 07/15/26	5	4,828
2.80%, 04/01/27	5	4,805
2.88%, 03/25/31	30	26,830
2.95%, 04/01/30	45	41,287
3.60%, 04/01/40	45	36,204
3.60%, 04/01/50	45	32,855
3.65%, 03/25/41	25	19,958
3.85%, 04/01/60	40	28,795
3.90%, 05/15/35	5	4,515
3.95%, 03/25/51	35	27,031
4.00%, 07/15/46	10	7,952
4.00%, 11/15/47	30	23,710
4.10%, 03/25/61	20	15,137
4.13%, 05/15/45	35	28,571
4.30%, 07/08/34	5	4,729
4.38%, 05/15/55	20	16,434
4.50%, 05/06/28	80	80,349
4.50%, 07/08/44	135	117,071
4.90%, 02/06/33	5	5,006
5.38%, 07/15/40	15	14,840
5.55%, 02/06/53	5	4,954
5.80%, 11/10/25	10	10,133
6.13%, 07/08/39	20	21,583
6.15%, 11/09/29	25	26,770
6.25%, 11/09/32	30	32,684
6.50%, 04/15/38	5	5,577
6.90%, 11/09/52	35	40,745
Roper Technologies Inc.
3.80%, 12/15/26	5	4,924
3.85%, 12/15/25	30	29,729
Salesforce Inc.
1.95%, 07/15/31	5	4,270
2.70%, 07/15/41	45	32,990
2.90%, 07/15/51	25	16,963
3.05%, 07/15/61	10	6,483
ServiceNow Inc., 1.40%, 09/01/30	35	29,714
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software Inc.
3.70%, 04/14/27	$5	$4,902
4.00%, 04/14/32	5	4,749
4.95%, 03/28/28	20	20,272
5.00%, 03/28/26	5	5,025
VMware LLC
1.40%, 08/15/26	5	4,703
1.80%, 08/15/28	15	13,522
2.20%, 08/15/31	20	16,913
3.90%, 08/21/27	15	14,745
Workday Inc., 3.50%, 04/01/27	30	29,343
		1,760,993
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 03/30/40	75	80,617
6.38%, 03/01/35	20	22,187
AT&T Inc.
1.65%, 02/01/28	25	22,791
1.70%, 03/25/26	60	57,384
2.25%, 02/01/32	20	16,865
2.55%, 12/01/33	50	41,362
2.75%, 06/01/31	10	8,863
3.30%, 02/01/52	60	41,787
3.50%, 06/01/41	80	63,912
3.50%, 09/15/53	55	39,110
3.55%, 09/15/55	125	88,311
3.65%, 06/01/51	40	29,622
3.65%, 09/15/59	20	14,067
3.80%, 02/15/27	60	59,131
3.80%, 12/01/57	39	28,565
3.85%, 06/01/60	30	21,977
3.88%, 01/15/26	5	4,946
4.25%, 03/01/27	50	49,810
4.30%, 02/15/30	5	4,945
4.30%, 12/15/42	30	26,058
4.35%, 03/01/29	25	24,917
4.35%, 06/15/45	20	17,261
4.50%, 05/15/35	40	38,151
4.50%, 03/09/48	20	17,264
4.55%, 03/09/49	25	21,642
4.75%, 05/15/46	50	45,204
4.90%, 08/15/37	35	34,068
5.25%, 03/01/37	30	30,203
5.40%, 02/15/34	15	15,488
5.54%, 02/20/26	10	10,001
6.00%, 08/15/40	5	5,248
6.30%, 01/15/38	15	16,723
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	20	17,374
Series US-5, 2.15%, 02/15/32	15	12,479
Series US-6, 3.20%, 02/15/52	15	10,353
British Telecommunications PLC, 9.63%, 12/15/30	25	31,381
Cisco Systems Inc.
2.95%, 02/28/26	10	9,807
5.50%, 01/15/40	30	31,777
5.90%, 02/15/39	55	60,854
Corning Inc.
4.70%, 03/15/37	25	24,216
4.75%, 03/15/42	15	13,859
5.45%, 11/15/79	20	19,420
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	$30	$36,041
9.25%, 06/01/32	5	6,351
Juniper Networks Inc.
1.20%, 12/10/25	10	9,544
3.75%, 08/15/29	10	9,585
5.95%, 03/15/41	5	5,105
Motorola Solutions Inc.
2.30%, 11/15/30	10	8,721
2.75%, 05/24/31	10	8,833
4.60%, 02/23/28	5	5,016
5.50%, 09/01/44	5	5,053
5.60%, 06/01/32	5	5,220
Orange SA
5.50%, 02/06/44	15	15,194
9.00%, 03/01/31	20	24,562
Rogers Communications Inc.
3.20%, 03/15/27	30	29,027
3.63%, 12/15/25	10	9,846
3.80%, 03/15/32	30	27,650
4.30%, 02/15/48	20	16,442
4.35%, 05/01/49	5	4,147
4.50%, 03/15/42	10	8,801
5.00%, 02/15/29	25	25,296
5.00%, 03/15/44	20	18,553
7.50%, 08/15/38	15	17,956
Sprint Capital Corp.
6.88%, 11/15/28	30	32,517
8.75%, 03/15/32	25	30,799
Sprint LLC, 7.63%, 03/01/26	10	10,314
Telefonica Emisiones SA, 7.05%, 06/20/36	55	62,567
Telefonica Europe BV, 8.25%, 09/15/30	15	17,508
TELUS Corp.
2.80%, 02/16/27	15	14,373
3.40%, 05/13/32	15	13,501
3.70%, 09/15/27	15	14,620
4.60%, 11/16/48	5	4,324
T-Mobile USA Inc.
1.50%, 02/15/26	40	38,216
2.25%, 02/15/26	5	4,832
2.25%, 11/15/31	20	16,966
2.55%, 02/15/31	10	8,781
2.63%, 04/15/26	30	29,072
2.63%, 02/15/29	50	46,127
3.00%, 02/15/41	40	29,864
3.30%, 02/15/51	25	17,682
3.38%, 04/15/29	50	47,526
3.40%, 10/15/52	30	21,350
3.50%, 04/15/31	55	51,089
3.60%, 11/15/60	35	24,893
3.75%, 04/15/27	79	77,542
3.88%, 04/15/30	20	19,240
4.50%, 04/15/50	40	34,681
4.75%, 02/01/28	35	35,081
5.38%, 04/15/27	50	50,234
5.65%, 01/15/53	10	10,257
5.75%, 01/15/54	60	62,417
5.80%, 09/15/62	25	25,836
Verizon Communications Inc.
0.85%, 11/20/25	5	4,779
1.45%, 03/20/26	5	4,766
Security	Par (000)	Value
Telecommunications (continued)
1.75%, 01/20/31	$5	$4,198
2.10%, 03/22/28	5	4,629
2.36%, 03/15/32	25	21,225
2.55%, 03/21/31	34	29,899
2.63%, 08/15/26	5	4,833
2.65%, 11/20/40	50	35,891
2.85%, 09/03/41	55	40,224
2.88%, 11/20/50	45	29,728
2.99%, 10/30/56	5	3,209
3.00%, 11/20/60	30	18,862
3.15%, 03/22/30	5	4,662
3.40%, 03/22/41	35	27,868
3.55%, 03/22/51	50	37,640
3.70%, 03/22/61	55	40,519
3.85%, 11/01/42	40	33,263
3.88%, 03/01/52	25	19,940
4.02%, 12/03/29	10	9,788
4.13%, 03/16/27	50	49,602
4.13%, 08/15/46	5	4,224
4.27%, 01/15/36	10	9,417
4.33%, 09/21/28	20	19,938
4.40%, 11/01/34	25	24,012
4.50%, 08/10/33	20	19,428
4.52%, 09/15/48	5	4,469
4.67%, 03/15/55	15	13,629
4.75%, 11/01/41	15	14,241
4.81%, 03/15/39	25	24,118
4.86%, 08/21/46	5	4,728
5.01%, 08/21/54	15	14,264
5.05%, 05/09/33	25	25,452
5.25%, 03/16/37	45	46,074
5.85%, 09/15/35	60	63,808
Vodafone Group PLC
4.25%, 09/17/50	35	28,581
4.38%, 05/30/28(b)	14	14,107
4.88%, 06/19/49	25	22,580
5.13%, 06/19/59	20	18,224
5.25%, 05/30/48	5	4,784
6.15%, 02/27/37	24	26,057
6.25%, 11/30/32	5	5,481
		3,212,293
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	30	28,881
3.55%, 11/19/26	18	17,512
3.90%, 11/19/29	15	14,346
5.10%, 05/15/44	5	4,482
Mattel Inc., 5.45%, 11/01/41	5	4,680
		69,901
Transportation — 0.8%
BNSF Funding Trust I, 6.61%, 12/15/55, (3-mo. LIBOR US + 2.350%)(c)	5	5,028
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	5	3,338
3.25%, 06/15/27	40	39,048
3.30%, 09/15/51	11	8,040
3.55%, 02/15/50	25	19,390
3.90%, 08/01/46	10	8,303
4.05%, 06/15/48	15	12,668
4.13%, 06/15/47	10	8,562
37
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.40%, 03/15/42	$10	$9,129
4.45%, 01/15/53	5	4,484
5.20%, 04/15/54	105	105,196
5.75%, 05/01/40	10	10,644
6.20%, 08/15/36	5	5,618
Canadian National Railway Co.
2.75%, 03/01/26	15	14,642
3.20%, 08/02/46	15	11,300
3.85%, 08/05/32	15	14,244
4.45%, 01/20/49	30	27,266
6.20%, 06/01/36	5	5,584
6.25%, 08/01/34	5	5,626
6.38%, 11/15/37	5	5,712
Canadian Pacific Railway Co.
1.75%, 12/02/26	10	9,440
2.05%, 03/05/30	5	4,412
2.45%, 12/02/31	25	21,640
2.88%, 11/15/29	5	4,648
3.10%, 12/02/51	35	24,355
3.50%, 05/01/50	4	3,020
4.00%, 06/01/28	25	24,644
4.20%, 11/15/69	10	7,939
4.80%, 09/15/35	10	9,845
6.13%, 09/15/2115	15	15,985
CSX Corp.
2.40%, 02/15/30	10	9,048
2.50%, 05/15/51	15	9,296
2.60%, 11/01/26	45	43,433
3.25%, 06/01/27	5	4,876
3.35%, 11/01/25	85	83,781
3.35%, 09/15/49	15	11,056
3.80%, 11/01/46	10	8,100
4.10%, 11/15/32	20	19,377
4.30%, 03/01/48	15	13,083
4.50%, 11/15/52	5	4,506
4.50%, 08/01/54	5	4,454
4.65%, 03/01/68	10	8,863
4.75%, 11/15/48	15	13,987
5.50%, 04/15/41	5	5,155
6.15%, 05/01/37	10	11,135
FedEx Corp.
2.40%, 05/15/31(b)	5	4,393
3.10%, 08/05/29	10	9,403
3.25%, 04/01/26	20	19,615
3.40%, 02/15/28	33	31,960
4.20%, 10/17/28	20	19,865
4.25%, 05/15/30	20	19,837
4.55%, 04/01/46	15	13,114
4.75%, 11/15/45	30	26,981
4.90%, 01/15/34	20	20,212
4.95%, 10/17/48	5	4,607
5.25%, 05/15/50(b)	10	9,669
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	20	16,817
JB Hunt Transport Services Inc., 3.88%, 03/01/26	20	19,763
Kirby Corp., 4.20%, 03/01/28	5	4,909
Norfolk Southern Corp.
2.30%, 05/15/31	50	43,690
2.55%, 11/01/29	5	4,574
2.90%, 06/15/26	50	48,644
3.05%, 05/15/50	20	13,749
Security	Par (000)	Value
Transportation (continued)
3.16%, 05/15/55	$52	$34,920
3.80%, 08/01/28	15	14,732
4.45%, 03/01/33	5	4,927
4.55%, 06/01/53	20	17,698
5.35%, 08/01/54	5	5,016
Ryder System Inc.
1.75%, 09/01/26	10	9,445
2.85%, 03/01/27	5	4,799
2.90%, 12/01/26	15	14,464
3.35%, 09/01/25	10	9,848
5.25%, 06/01/28	5	5,104
Union Pacific Corp.
2.15%, 02/05/27	45	42,839
2.80%, 02/14/32	20	17,940
2.89%, 04/06/36	30	25,305
2.97%, 09/16/62	50	31,409
3.20%, 05/20/41	15	11,846
3.25%, 02/05/50	10	7,331
3.38%, 02/01/35	15	13,419
3.50%, 02/14/53	5	3,787
3.55%, 08/15/39	15	12,846
3.70%, 03/01/29	25	24,503
3.80%, 10/01/51	25	20,054
3.80%, 04/06/71	15	11,145
3.84%, 03/20/60	30	23,236
3.85%, 02/14/72	5	3,786
3.95%, 09/10/28	35	34,741
4.10%, 09/15/67	5	3,986
4.30%, 03/01/49	10	8,732
4.50%, 01/20/33	10	9,992
4.50%, 09/10/48	15	13,588
4.75%, 02/21/26	15	15,070
6.63%, 02/01/29	15	16,441
United Parcel Service Inc.
2.40%, 11/15/26	25	23,984
2.50%, 09/01/29	10	9,210
3.40%, 03/15/29	10	9,662
4.45%, 04/01/30	20	20,197
4.88%, 03/03/33	10	10,222
5.05%, 03/03/53	25	24,472
5.20%, 04/01/40	5	5,049
5.30%, 04/01/50	25	25,283
6.20%, 01/15/38	35	39,304
Walmart Inc., 3.95%, 09/09/27	30	30,037
		1,702,071
Trucking & Leasing — 0.1%
GATX Corp.
1.90%, 06/01/31	5	4,126
3.10%, 06/01/51	5	3,322
3.25%, 09/15/26	5	4,849
3.50%, 06/01/32	60	54,066
4.55%, 11/07/28	15	15,021
4.70%, 04/01/29	40	40,022
		121,406
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26	10	9,406
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	35	30,233
2.95%, 09/01/27	25	24,082
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
3.45%, 06/01/29	$10	$9,596
3.75%, 09/01/47	35	27,774
4.30%, 12/01/42	5	4,426
4.30%, 09/01/45	15	13,181
6.59%, 10/15/37	15	17,309
Essential Utilities Inc.
3.35%, 04/15/50	25	17,634
3.57%, 05/01/29	115	110,359
5.30%, 05/01/52	5	4,806
United Utilities PLC, 6.88%, 08/15/28	20	21,546
		280,946
Total Corporate Bonds & Notes — 34.7% (Cost: $79,440,341)		76,983,358
Foreign Government Obligations(f)
Canada — 0.2%
Canada Government International Bond
0.75%, 05/19/26	5	4,728
3.75%, 04/26/28	25	24,958
Export Development Canada, 3.00%, 05/25/27	10	9,771
Hydro-Quebec, Series HK, 9.38%, 04/15/30	10	12,403
Province of Alberta Canada
1.30%, 07/22/30	45	38,597
3.30%, 03/15/28	5	4,893
Province of British Columbia Canada
0.90%, 07/20/26	45	42,371
1.30%, 01/29/31	5	4,222
2.25%, 06/02/26	10	9,675
7.25%, 09/01/36	15	18,771
Province of Manitoba Canada, 2.13%, 06/22/26	55	53,033
Province of Ontario Canada
0.63%, 01/21/26	25	23,772
1.05%, 04/14/26	5	4,755
1.13%, 10/07/30	5	4,219
1.60%, 02/25/31	10	8,580
2.30%, 06/15/26	20	19,357
4.20%, 01/18/29	100	100,783
Province of Quebec Canada, 1.35%, 05/28/30	40	34,531
		419,419
Chile — 0.2%
Chile Government International Bond
3.10%, 01/22/61	25	16,421
3.25%, 09/21/71	5	3,285
4.85%, 01/22/29	200	202,903
4.95%, 01/05/36	200	200,039
		422,648
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	25	29,493
Indonesia — 0.2%
Indonesia Government International Bond
2.15%, 07/28/31	15	12,819
3.05%, 03/12/51	5	3,568
3.35%, 03/12/71	10	6,959
3.70%, 10/30/49	10	8,069
3.85%, 10/15/30	200	192,789
4.10%, 04/24/28	10	9,904
4.45%, 04/15/70	15	13,086
Security	Par (000)	Value
Indonesia (continued)
4.65%, 09/20/32	$200	$200,005
		447,199
Israel — 0.2%
Israel Government International Bond
4.50%, 01/17/33	200	187,213
5.38%, 03/12/29	200	201,592
		388,805
Italy — 0.1%
Republic of Italy Government International Bond, 2.88%, 10/17/29	240	220,375
Japan — 0.1%
Japan Bank for International Cooperation, 2.75%, 11/16/27	200	192,054
Mexico — 0.4%
Mexico Government International Bond
4.15%, 03/28/27	200	197,261
4.28%, 08/14/41	15	12,088
4.50%, 04/22/29	5	4,895
4.50%, 01/31/50	200	156,402
4.60%, 01/23/46	240	192,080
4.75%, 03/08/44	25	20,784
4.88%, 05/19/33	200	189,807
5.00%, 04/27/51	10	8,302
5.55%, 01/21/45(b)	5	4,679
5.75%, 12/31/99	5	4,271
6.75%, 09/27/34	15	16,069
7.50%, 04/08/33	5	5,678
11.50%, 05/15/26	5	5,608
		817,924
Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56	160	111,294
6.70%, 01/26/36	180	183,224
6.85%, 03/28/54	5	4,894
		299,412
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31	30	26,520
2.78%, 12/01/60	40	23,684
3.00%, 01/15/34	150	127,170
3.23%, 12/31/99	5	2,931
4.13%, 08/25/27	5	4,936
6.55%, 03/14/37	25	27,762
8.75%, 11/21/33	31	38,781
		251,784
Philippines — 0.2%
Philippine Government International Bond
1.95%, 01/06/32	20	16,648
2.65%, 12/10/45	5	3,425
2.95%, 05/05/45	210	151,779
3.20%, 07/06/46	5	3,713
3.56%, 09/29/32	5	4,631
3.75%, 01/14/29	200	195,096
4.20%, 03/29/47	10	8,696
9.50%, 02/02/30	100	123,319
		507,307
39
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland — 0.1%
Republic of Poland Government International Bond
4.88%, 10/04/33	$22	$22,271
5.13%, 09/18/34	100	102,395
5.50%, 04/04/53	45	45,985
5.75%, 11/16/32	60	64,329
		234,980
South Korea — 0.2%
Export-Import Bank of Korea, 5.00%, 01/11/28	200	204,537
Korea Development Bank (The), 4.38%, 02/15/28	200	200,820
		405,357
Supranational — 1.1%
African Development Bank
0.88%, 03/23/26	25	23,773
4.38%, 11/03/27	6	6,086
Asian Development Bank
0.38%, 09/03/25	60	57,656
0.50%, 02/04/26	115	109,184
0.75%, 10/08/30	5	4,165
1.00%, 04/14/26	160	152,222
1.50%, 01/20/27	10	9,452
1.75%, 09/19/29	15	13,574
1.88%, 01/24/30	5	4,525
2.00%, 04/24/26	5	4,832
3.88%, 06/14/33	45	44,539
4.00%, 01/12/33	60	59,941
4.25%, 01/09/26	5	5,001
4.50%, 08/25/28	10	10,252
5.82%, 06/16/28	5	5,322
Asian Infrastructure Investment Bank (The), 3.75%, 09/14/27	5	4,980
Council of Europe Development Bank
0.88%, 09/22/26	5	4,691
3.75%, 05/25/26	15	14,905
European Bank for Reconstruction & Development
0.50%, 01/28/26	5	4,749
4.38%, 03/09/28	5	5,089
European Investment Bank
0.38%, 12/15/25	5	4,761
0.38%, 03/26/26	365	344,487
0.75%, 10/26/26	20	18,692
0.75%, 09/23/30	5	4,179
1.25%, 02/14/31	30	25,548
1.63%, 10/09/29	5	4,495
1.63%, 05/13/31	10	8,685
2.13%, 04/13/26	25	24,236
3.25%, 11/15/27	20	19,654
3.75%, 02/14/33	325	319,501
3.88%, 03/15/28	25	25,041
4.88%, 02/15/36	10	10,705
Inter-American Development Bank
0.63%, 09/16/27	20	18,166
0.88%, 04/20/26	150	142,386
1.13%, 07/20/28	3	2,712
1.13%, 01/13/31	35	29,547
2.00%, 06/02/26	10	9,647
2.25%, 06/18/29	5	4,657
2.38%, 07/07/27	25	23,990
3.13%, 09/18/28	10	9,747
3.50%, 04/12/33	50	48,128
4.38%, 01/24/44	30	29,394
Security	Par (000)	Value
Supranational (continued)
4.50%, 05/15/26	$5	$5,032
Inter-American Investment Corp., 4.13%, 02/15/28	5	5,030
International Bank for Reconstruction & Development
0.50%, 10/28/25	45	43,084
0.75%, 11/24/27	10	9,070
0.88%, 07/15/26	15	14,160
0.88%, 05/14/30	60	50,959
1.13%, 09/13/28	70	63,039
1.25%, 02/10/31	55	46,744
1.38%, 04/20/28	55	50,476
1.63%, 11/03/31	75	64,333
1.75%, 10/23/29	15	13,555
1.88%, 10/27/26(b)	59	56,468
2.50%, 11/22/27	5	4,799
2.50%, 03/29/32	40	36,363
3.13%, 06/15/27	60	58,829
3.50%, 07/12/28	30	29,663
3.63%, 09/21/29	5	4,953
3.88%, 02/14/30	15	15,024
4.00%, 07/25/30	5	5,040
4.00%, 01/10/31	80	80,425
4.75%, 11/14/33	55	58,009
International Finance Corp.
0.75%, 10/08/26	89	83,249
0.75%, 08/27/30	5	4,183
2.13%, 04/07/26	25	24,228
4.50%, 07/13/28	5	5,124
		2,505,135
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 01/23/31	50	50,239
4.98%, 04/20/55	45	43,352
5.75%, 10/28/34	70	75,834
		169,425
Total Foreign Government Obligations — 3.3% (Cost: $7,551,959)		7,311,317
Municipal Debt Obligations
California — 0.3%
California State University RB, Class B,2.72%, 11/01/52	70	47,691
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	20	23,708
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	100	108,668
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	29,908
Regents of the University of California Medical Center Pooled Revenue RB, 3.01%, 11/15/49	100	70,766
State of California GO, 2.50%, 10/01/29	50	46,439
State of California GO BAB, 7.30%, 10/01/39	150	178,357
University of California RB
Series AD, 4.86%, 05/15/2112	25	22,972
Series BD, 3.35%, 07/01/29	35	34,016
Series BG, 3.07%, 05/15/31	10	7,069
		569,594
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida — 0.1%
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/28	$100	$92,446
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	22,370
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, 4.47%, 01/01/49(b)	45	42,131
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	24	27,434
State of Illinois GO, 5.10%, 06/01/33	94	94,632
		164,197
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	26,282
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	50	50,896
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	50	59,260
		110,156
New York — 0.1%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	50,509
New York City Municipal Water Finance Authority RB BAB, 5.44%, 06/15/43	50	50,844
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	15,554
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	75	77,460
Port Authority of New York & New Jersey RB
Series 174, 4.46%, 10/01/62	50	45,172
Series 182, 5.31%, 09/30/24	50	48,656
		288,195
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	45	60,583
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	25,149
		85,732
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	39	40,408
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 04/01/26	75	74,399
Texas — 0.1%
Dallas Area Rapid Transit RB BAB, 5.02%, 12/01/48(b)	25	24,158
Grand Parkway Transportation Corp. RB, 3.24%, 04/01/30	50	37,659
State of Texas GO BAB, 5.52%, 04/01/39	65	68,891
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	15	14,931
5.17%, 04/01/41	65	66,844
		212,483
Security	Par (000)	Value
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 03/01/2117	$25	$21,006
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/27	25	23,807
Total Municipal Debt Obligations — 0.8% (Cost: $1,880,785)		1,731,075
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 1.4%
Federal Home Loan Banks
0.38%, 09/04/25	10	9,613
3.13%, 09/12/25	10	9,844
3.25%, 06/09/28	90	88,064
3.25%, 11/16/28	990	968,845
5.50%, 07/15/36	35	39,319
Federal Home Loan Mortgage Corp., 6.25%, 07/15/32	225	259,671
Federal National Mortgage Association
0.88%, 08/05/30	200	168,710
1.88%, 09/24/26	475	455,525
5.63%, 07/15/37	186	211,485
6.25%, 05/15/29	50	55,290
6.63%, 11/15/30	100	114,666
7.25%, 05/15/30	35	41,024
Tennessee Valley Authority
3.50%, 12/15/42	67	57,326
5.50%, 06/15/38	10	11,065
5.88%, 04/01/36	50	56,985
6.15%, 01/15/38	185	216,679
7.13%, 05/01/30	190	220,000
Series A, 2.88%, 02/01/27	100	97,534
		3,081,645
U.S. Government Obligations — 58.4%
U.S. Treasury Note/Bond
0.25%, 08/31/25	30	28,705
0.25%, 09/30/25	400	382,969
0.25%, 10/31/25	300	286,418
0.38%, 11/30/25	400	381,422
0.38%, 12/31/25	350	332,924
0.38%, 01/31/26	400	379,500
0.38%, 07/31/27	350	317,215
0.38%, 09/30/27	500	450,898
0.50%, 02/28/26	550	521,426
0.50%, 06/30/27	450	410,449
0.50%, 08/31/27	600	544,641
0.50%, 10/31/27	500	451,406
0.63%, 07/31/26	300	281,730
0.63%, 03/31/27	100	92,180
0.63%, 11/30/27	300	271,313
0.63%, 12/31/27	610	550,287
0.63%, 05/15/30	350	294,027
0.63%, 08/15/30	775	645,914
0.75%, 03/31/26	400	379,875
0.75%, 04/30/26	700	663,250
0.75%, 05/31/26	400	378,188
0.75%, 08/31/26	300	281,848
0.75%, 01/31/28	850	768,254
0.88%, 06/30/26	500	472,891
0.88%, 09/30/26	500	470,156
1.00%, 07/31/28	700	630,164
1.13%, 10/31/26	400	377,156
41
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.13%, 02/28/27	$300	$280,758
1.13%, 02/29/28	400	365,500
1.13%, 08/31/28	300	270,891
1.13%, 02/15/31	500	425,078
1.13%, 05/15/40	300	194,016
1.13%, 08/15/40	400	256,438
1.25%, 11/30/26	700	660,734
1.25%, 12/31/26	700	659,859
1.25%, 03/31/28	400	366,406
1.25%, 04/30/28	200	182,859
1.25%, 05/31/28	550	501,918
1.25%, 06/30/28	680	619,384
1.25%, 09/30/28	800	724,750
1.25%, 08/15/31	600	506,344
1.25%, 05/15/50	390	204,872
1.38%, 10/31/28	600	545,250
1.38%, 11/15/31	1,360	1,151,325
1.38%, 11/15/40	400	265,563
1.38%, 08/15/50	1,150	622,797
1.50%, 08/15/26	630	601,256
1.50%, 01/31/27	400	378,500
1.50%, 11/30/28	500	456,055
1.63%, 02/15/26	400	386,000
1.63%, 05/15/26	400	384,281
1.63%, 09/30/26	300	286,406
1.63%, 10/31/26	300	285,914
1.63%, 11/30/26	300	285,516
1.63%, 05/15/31	920	801,837
1.63%, 11/15/50	760	439,375
1.75%, 01/31/29	1,200	1,102,781
1.75%, 08/15/41	780	541,978
1.88%, 07/31/26	200	192,367
1.88%, 02/28/27	500	476,836
1.88%, 02/28/29	300	276,914
1.88%, 02/15/32	1,300	1,135,469
1.88%, 02/15/41	850	610,805
1.88%, 02/15/51	500	308,359
1.88%, 11/15/51	630	386,367
2.00%, 08/15/25	400	391,016
2.00%, 11/15/26	650	624,254
2.00%, 11/15/41	500	360,703
2.00%, 02/15/50	580	371,291
2.00%, 08/15/51	700	443,625
2.13%, 05/31/26	500	484,258
2.25%, 11/15/25	350	341,770
2.25%, 03/31/26	500	486,094
2.25%, 02/15/27	300	288,750
2.25%, 08/15/27	250	239,277
2.25%, 11/15/27	400	381,531
2.25%, 05/15/41	750	569,883
2.25%, 08/15/46	265	186,204
2.25%, 02/15/52	680	457,406
2.38%, 04/30/26	500	486,699
2.38%, 05/15/27	500	481,328
2.38%, 03/31/29	700	659,531
2.38%, 05/15/29	500	470,508
2.38%, 02/15/42	550	420,063
2.38%, 11/15/49	300	209,531
2.38%, 05/15/51	470	326,063
2.50%, 03/31/27	400	387,219
2.50%, 02/15/45	395	296,620
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.50%, 02/15/46	$300	$222,656
2.50%, 05/15/46	260	192,359
2.63%, 05/31/27	400	387,656
2.63%, 07/31/29	400	379,875
2.75%, 08/31/25	200	196,820
2.75%, 04/30/27	400	389,219
2.75%, 07/31/27	600	582,609
2.75%, 02/15/28	300	289,922
2.75%, 05/31/29	402	384,156
2.75%, 08/15/32	700	647,281
2.75%, 08/15/42	190	153,188
2.75%, 11/15/42	300	240,984
2.75%, 08/15/47	200	153,250
2.75%, 11/15/47	620	474,009
2.88%, 11/30/25	200	196,703
2.88%, 05/15/28	200	193,797
2.88%, 08/15/28	500	483,555
2.88%, 04/30/29	300	288,727
2.88%, 05/15/32	700	654,938
2.88%, 05/15/43	400	325,250
2.88%, 08/15/45	200	159,719
2.88%, 11/15/46	150	118,430
2.88%, 05/15/49	300	232,828
2.88%, 05/15/52	920	710,844
3.00%, 07/15/25	400	395,094
3.00%, 09/30/25	200	197,188
3.00%, 10/31/25	400	394,203
3.00%, 05/15/42	200	168,156
3.00%, 11/15/44	200	163,938
3.00%, 05/15/45	200	163,406
3.00%, 11/15/45	140	113,991
3.00%, 02/15/47	200	161,125
3.00%, 05/15/47	100	80,422
3.00%, 02/15/48	770	615,519
3.00%, 08/15/48	300	239,156
3.00%, 02/15/49	150	119,344
3.00%, 08/15/52	870	690,019
3.13%, 08/15/25	400	395,188
3.13%, 08/31/27	600	588,750
3.13%, 11/15/28	600	584,953
3.13%, 08/31/29	250	242,871
3.13%, 02/15/43	820	695,462
3.13%, 08/15/44	300	251,297
3.13%, 05/15/48	350	285,906
3.25%, 06/30/27	600	591,188
3.25%, 06/30/29	250	244,414
3.25%, 05/15/42	400	348,438
3.38%, 05/15/33	1,100	1,058,406
3.38%, 08/15/42	450	398,109
3.38%, 11/15/48	700	596,531
3.50%, 09/15/25	900	892,020
3.50%, 01/31/28	1,100	1,090,117
3.50%, 04/30/28	800	792,750
3.50%, 01/31/30	800	789,250
3.50%, 04/30/30	1,100	1,084,445
3.50%, 02/15/33	1,000	972,812
3.50%, 02/15/39	650	611,711
3.63%, 05/15/26	880	874,087
3.63%, 03/31/28	500	497,773
3.63%, 05/31/28	700	696,500
3.63%, 03/31/30	200	198,453
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 08/15/43	$300	$272,625
3.63%, 02/15/53	810	726,469
3.63%, 05/15/53	950	852,625
3.75%, 04/15/26	400	398,094
3.75%, 12/31/28	400	399,969
3.75%, 05/31/30	300	299,531
3.75%, 06/30/30	300	299,414
3.75%, 12/31/30	600	598,313
3.75%, 11/15/43	200	184,875
3.88%, 01/15/26	500	498,086
3.88%, 11/30/27	200	200,500
3.88%, 12/31/27	300	300,984
3.88%, 09/30/29	200	201,047
3.88%, 11/30/29	200	201,063
3.88%, 12/31/29	700	703,500
3.88%, 08/15/33	2,100	2,095,734
3.88%, 08/15/34	100	99,609
3.88%, 02/15/43	750	709,570
3.88%, 05/15/43	600	566,438
4.00%, 12/15/25	700	698,086
4.00%, 02/15/26	500	499,180
4.00%, 01/15/27	940	942,791
4.00%, 02/29/28	600	604,406
4.00%, 06/30/28	2,300	2,319,586
4.00%, 01/31/29	500	505,117
4.00%, 10/31/29	500	505,469
4.00%, 02/28/30	900	910,125
4.00%, 07/31/30	2,600	2,629,047
4.00%, 02/15/34	1,400	1,408,750
4.00%, 11/15/42	300	289,406
4.00%, 11/15/52	950	911,258
4.13%, 06/15/26	5,000	5,010,742
4.13%, 09/30/27	600	606,094
4.13%, 07/31/28	2,100	2,127,562
4.13%, 03/31/29	500	507,930
4.13%, 08/31/30	3,140	3,196,667
4.13%, 03/31/31	400	407,375
4.13%, 11/15/32	1,050	1,069,687
4.13%, 08/15/53	700	687,313
4.25%, 10/15/25	1,000	999,336
4.25%, 02/28/29	400	408,500
4.25%, 06/30/29	500	511,094
4.25%, 02/28/31	700	717,773
4.25%, 06/30/31	300	307,922
4.25%, 02/15/54	750	752,578
4.25%, 08/15/54	300	301,641
4.38%, 08/15/26	1,000	1,008,047
4.38%, 12/15/26	1,050	1,061,320
4.38%, 07/15/27	700	710,828
4.38%, 08/31/28	1,916	1,959,260
4.38%, 11/30/28	800	819,312
4.38%, 11/30/30	1,270	1,310,084
4.38%, 05/15/34	1,073	1,111,896
4.38%, 02/15/38	340	353,600
4.38%, 08/15/43	650	656,297
4.50%, 11/15/25	700	701,941
4.50%, 07/15/26	1,182	1,192,943
4.50%, 05/15/27	700	711,867
4.50%, 05/31/29	500	516,523
4.50%, 11/15/33	1,330	1,390,473
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 05/15/38	$300	$315,516
4.50%, 08/15/39	200	209,156
4.50%, 02/15/44	100	102,500
4.63%, 03/15/26	300	302,355
4.63%, 06/30/26	800	808,781
4.63%, 10/15/26	900	912,867
4.63%, 11/15/26	1,000	1,015,234
4.63%, 09/30/28	600	619,406
4.63%, 04/30/29	1,200	1,244,906
4.63%, 09/30/30	200	208,938
4.63%, 04/30/31	400	419,000
4.63%, 05/31/31	500	523,828
4.63%, 05/15/54	650	694,383
4.75%, 07/31/25	400	401,047
4.75%, 02/15/37	60	64,744
4.75%, 11/15/43	400	424,000
4.75%, 11/15/53	800	871,000
4.88%, 05/31/26	800	811,281
4.88%, 10/31/28	600	625,547
4.88%, 10/31/30	700	741,344
5.00%, 05/15/37	90	99,295
6.50%, 11/15/26	100	105,922
6.88%, 08/15/25	300	307,629
		129,669,306
Total U.S. Government & Agency Obligations — 59.8% (Cost: $139,025,412)		132,750,951
Total Long-Term Investments — 98.6% (Cost: $227,898,497)		218,776,701
	Shares
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(g)(h)(i)	1,097,732	1,097,732
Total Short-Term Securities — 0.5% (Cost: $1,097,732)		1,097,732
Total Investments — 99.1% (Cost: $228,996,229)		219,874,433
Other Assets Less Liabilities — 0.9%		2,065,725
Net Assets — 100.0%		$221,940,158

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
43
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Government/Credit Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,236,146	$—	$(6,138,414)(a)	$—	$—	$1,097,732	1,097,732	$40,709 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$76,983,358	$—	$76,983,358
Foreign Government Obligations	—	7,311,317	—	7,311,317
Municipal Debt Obligations	—	1,731,075	—	1,731,075
U.S. Government & Agency Obligations	—	132,750,951	—	132,750,951
Short-Term Securities
Money Market Funds	1,097,732	—	—	1,097,732
	$1,097,732	$218,776,701	$—	$219,874,433
See notes to financial statements.
Schedule of Investments
44

Schedule of Investments (unaudited)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$105	$90,452
4.65%, 10/01/28	135	135,300
4.75%, 03/30/30	185	186,089
5.38%, 06/15/33	80	81,244
Omnicom Group Inc.
2.45%, 04/30/30	145	128,963
2.60%, 08/01/31	185	161,398
4.20%, 06/01/30	130	127,349
5.30%, 11/01/34	85	86,218
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	318	312,560
		1,309,573
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26	1,190	1,140,722
2.25%, 06/15/26	105	99,855
2.60%, 10/30/25	65	63,172
2.70%, 02/01/27	260	246,440
2.75%, 02/01/26	315	304,611
2.80%, 03/01/27	85	80,443
2.95%, 02/01/30	140	124,400
3.10%, 05/01/26	155	149,991
3.20%, 03/01/29	228	210,259
3.25%, 02/01/28	185	174,297
3.25%, 03/01/28	130	122,406
3.45%, 11/01/28	95	88,805
3.60%, 05/01/34	145	123,333
3.63%, 02/01/31	340	307,994
5.04%, 05/01/27	485	485,674
5.15%, 05/01/30	998	995,377
6.13%, 02/15/33	100	104,030
6.26%, 05/01/27(a)	265	272,800
6.30%, 05/01/29(a)	295	308,064
6.39%, 05/01/31(a)	210	221,172
6.53%, 05/01/34(a)	515	545,753
GE Capital Funding LLC, 4.55%, 05/15/32	200	197,835
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	15	14,769
General Dynamics Corp.
1.15%, 06/01/26	165	156,544
2.13%, 08/15/26	155	148,871
2.25%, 06/01/31	115	100,825
2.63%, 11/15/27	71	67,690
3.50%, 04/01/27	205	201,464
3.63%, 04/01/30	277	268,405
3.75%, 05/15/28	225	221,758
General Electric Co., 6.75%, 03/15/32	235	265,871
HEICO Corp.
5.25%, 08/01/28	30	30,755
5.35%, 08/01/33	120	123,281
Hexcel Corp., 4.20%, 02/15/27	95	92,916
Howmet Aerospace Inc.
3.00%, 01/15/29	35	32,891
4.85%, 10/15/31	50	50,545
5.90%, 02/01/27	5	5,157
6.75%, 01/15/28	30	31,928
L3Harris Technologies Inc.
1.80%, 01/15/31	165	138,417
Security	Par (000)	Value
Aerospace & Defense (continued)
2.90%, 12/15/29	$100	$92,355
3.85%, 12/15/26	95	93,690
4.40%, 06/15/28	338	336,777
5.05%, 06/01/29	100	102,149
5.25%, 06/01/31	130	133,740
5.35%, 06/01/34	115	118,018
5.40%, 01/15/27	285	291,009
5.40%, 07/31/33	255	263,119
Lockheed Martin Corp.
1.85%, 06/15/30	140	122,383
3.55%, 01/15/26	279	275,715
3.90%, 06/15/32	235	227,425
4.45%, 05/15/28	40	40,374
4.50%, 02/15/29	110	111,068
4.75%, 02/15/34	50	50,668
4.80%, 08/15/34	100	101,458
4.95%, 10/15/25	110	110,527
5.10%, 11/15/27	155	159,321
5.25%, 01/15/33	255	267,739
Northrop Grumman Corp.
3.20%, 02/01/27	159	154,806
3.25%, 01/15/28	440	424,706
4.40%, 05/01/30	180	179,520
4.60%, 02/01/29	155	156,240
4.70%, 03/15/33	270	270,276
4.90%, 06/01/34	150	151,475
RTX Corp.
1.90%, 09/01/31	260	217,441
2.25%, 07/01/30	260	230,409
2.38%, 03/15/32	255	217,674
2.65%, 11/01/26	180	173,419
3.13%, 05/04/27	253	244,804
3.50%, 03/15/27	290	283,599
4.13%, 11/16/28	665	656,570
5.00%, 02/27/26	105	105,619
5.15%, 02/27/33	310	317,968
5.75%, 11/08/26	315	323,053
5.75%, 01/15/29	120	125,980
6.00%, 03/15/31	235	253,041
6.10%, 03/15/34	265	288,677
7.20%, 08/15/27	22	23,794
7.50%, 09/15/29	110	124,347
		16,140,473
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	410	344,939
2.63%, 09/16/26	133	128,027
3.40%, 05/06/30	175	163,754
4.40%, 02/14/26	250	248,876
4.80%, 02/14/29	276	277,459
6.20%, 11/01/28	115	121,814
6.88%, 11/01/33	90	100,809
Archer-Daniels-Midland Co.
2.50%, 08/11/26	293	282,969
2.90%, 03/01/32	145	129,239
3.25%, 03/27/30	270	255,102
4.50%, 08/15/33	35	34,550
5.94%, 10/01/32	130	143,121
BAT Capital Corp.
2.26%, 03/25/28	410	377,575
2.73%, 03/25/31	280	246,312
45
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.22%, 09/06/26	$286	$278,478
3.46%, 09/06/29	75	70,926
3.56%, 08/15/27	223	217,522
4.70%, 04/02/27	280	280,824
4.74%, 03/16/32	221	217,834
4.91%, 04/02/30	210	211,271
5.83%, 02/20/31	210	220,416
6.00%, 02/20/34	155	163,433
6.34%, 08/02/30	230	247,277
6.42%, 08/02/33	265	286,960
7.75%, 10/19/32	150	175,111
BAT International Finance PLC
1.67%, 03/25/26	385	367,516
4.45%, 03/16/28	235	233,223
5.93%, 02/02/29	200	209,887
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	230	203,885
3.25%, 08/15/26	140	136,564
3.75%, 09/25/27	162	158,797
Philip Morris International Inc.
0.88%, 05/01/26	190	179,100
1.75%, 11/01/30	205	174,263
2.10%, 05/01/30	185	163,250
2.75%, 02/25/26	165	160,816
3.13%, 08/17/27	120	116,663
3.13%, 03/02/28	120	115,027
3.38%, 08/15/29	186	177,032
4.75%, 02/12/27	170	171,635
4.88%, 02/13/26	380	381,878
4.88%, 02/15/28	305	309,222
4.88%, 02/13/29	170	172,899
5.00%, 11/17/25	185	185,701
5.13%, 11/17/27	435	444,657
5.13%, 02/15/30	490	503,713
5.13%, 02/13/31	160	164,155
5.25%, 09/07/28	100	102,901
5.25%, 02/13/34	430	439,788
5.38%, 02/15/33	475	489,668
5.50%, 09/07/30	110	115,328
5.63%, 11/17/29	265	278,943
5.63%, 09/07/33	225	236,314
5.75%, 11/17/32	310	328,006
		11,945,429
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	8	7,272
Series 2015-1, Class A, 3.38%, 11/01/28	36	33,659
Series 2015-2, Class AA, 3.60%, 03/22/29	37	35,995
Series 2016-1, Class AA, 3.58%, 07/15/29	43	41,538
Series 2016-2, Class AA, 3.20%, 12/15/29	192	179,173
Series 2016-3, Class AA, 3.00%, 04/15/30(b)	49	45,172
Series 2017-1, Class AA, 3.65%, 02/15/29	32	30,199
Series 2017-2, Class AA, 3.35%, 04/15/31	115	107,202
Series 2019-1, Class AA, 3.15%, 08/15/33	42	37,941
Delta Air Lines Inc., 3.75%, 10/28/29	100	93,559
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	11	10,611
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34	131	123,123
Series 2019-1, Class AA, 2.75%, 11/15/33	20	17,323
Security	Par (000)	Value
Airlines (continued)
Southwest Airlines Co.
2.63%, 02/10/30	$130	$116,370
3.00%, 11/15/26	135	130,292
3.45%, 11/16/27	30	28,802
5.13%, 06/15/27	440	443,911
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	57	55,536
Series 2014-2, Class A, 3.75%, 03/03/28	113	109,765
Series 2016-1, Class AA, 3.10%, 01/07/30	101	94,261
Series 2016-2, Class AA, 2.88%, 04/07/30	97	89,109
Series 2018-1, Class AA, 3.50%, 09/01/31	77	72,100
Series 2019, Class AA, 4.15%, 02/25/33	78	74,543
Series 2019-2, Class AA, 2.70%, 11/01/33	40	35,671
Series 2020-1, 5.88%, 04/15/29	345	351,102
		2,364,229
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	260	250,079
2.75%, 03/27/27	253	244,415
2.85%, 03/27/30	399	371,903
Ralph Lauren Corp.
2.95%, 06/15/30	230	212,482
3.75%, 09/15/25	95	93,986
Tapestry Inc.
3.05%, 03/15/32	80	66,960
4.13%, 07/15/27	87	84,914
7.00%, 11/27/26	180	185,711
7.05%, 11/27/25	115	117,161
7.35%, 11/27/28	230	241,194
7.70%, 11/27/30	175	186,420
7.85%, 11/27/33	290	310,368
VF Corp.
2.80%, 04/23/27	120	112,278
2.95%, 04/23/30	185	159,808
		2,637,679
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.00%, 09/10/25	85	81,979
1.30%, 09/09/26	250	235,321
1.80%, 01/13/31	85	72,082
2.00%, 03/24/28	200	184,425
2.25%, 01/12/29	170	155,668
2.30%, 09/09/26	190	182,417
2.35%, 01/08/27	190	181,557
3.50%, 02/15/28	80	77,716
4.60%, 04/17/30	185	186,130
4.70%, 01/12/28	145	146,638
4.75%, 01/12/26	60	60,209
4.90%, 03/12/27	115	116,613
4.90%, 07/09/27	100	101,494
4.90%, 03/13/29	105	107,148
4.90%, 01/10/34	105	105,919
4.95%, 01/09/26	200	201,136
5.05%, 07/10/31	100	101,975
5.13%, 07/07/28	165	169,357
5.25%, 07/07/26	165	167,486
5.65%, 11/15/28	205	215,120
5.80%, 10/03/25	160	162,031
5.85%, 10/04/30	165	176,711
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Cummins Inc.
0.75%, 09/01/25	$140	$134,633
1.50%, 09/01/30	215	183,898
4.90%, 02/20/29	45	46,141
5.15%, 02/20/34	100	103,759
Ford Motor Co.
3.25%, 02/12/32	580	494,692
4.35%, 12/08/26	85	83,933
6.10%, 08/19/32	390	400,224
6.63%, 10/01/28	110	116,276
7.45%, 07/16/31	245	269,823
9.63%, 04/22/30	55	65,342
Ford Motor Credit Co. LLC
2.70%, 08/10/26	210	200,692
2.90%, 02/16/28	210	194,306
2.90%, 02/10/29	220	199,168
3.38%, 11/13/25	410	400,738
3.63%, 06/17/31	245	217,071
3.82%, 11/02/27	105	100,647
4.00%, 11/13/30	375	345,221
4.13%, 08/17/27	365	355,021
4.27%, 01/09/27	50	49,006
4.39%, 01/08/26	315	311,249
4.54%, 08/01/26	25	24,714
4.95%, 05/28/27	410	407,814
5.11%, 05/03/29	360	356,390
5.80%, 03/05/27	200	203,030
5.80%, 03/08/29	230	234,199
5.85%, 05/17/27	250	254,180
6.05%, 03/05/31	200	205,331
6.13%, 03/08/34	350	354,380
6.80%, 05/12/28	380	398,696
6.80%, 11/07/28	380	400,450
6.95%, 03/06/26	255	260,803
6.95%, 06/10/26	105	107,904
7.12%, 11/07/33	275	297,135
7.20%, 06/10/30	210	225,876
7.35%, 11/04/27	265	280,530
7.35%, 03/06/30	280	303,212
General Motors Co.
4.20%, 10/01/27	190	187,270
5.00%, 10/01/28	202	204,461
5.40%, 10/15/29	225	230,239
5.60%, 10/15/32(b)	230	237,722
6.13%, 10/01/25	498	503,336
6.80%, 10/01/27	160	169,033
General Motors Financial Co. Inc.
1.25%, 01/08/26	300	286,225
1.50%, 06/10/26	265	250,542
2.35%, 02/26/27	270	255,484
2.35%, 01/08/31	208	176,781
2.40%, 04/10/28	240	221,035
2.40%, 10/15/28	210	191,014
2.70%, 08/20/27	160	151,764
2.70%, 06/10/31	285	245,287
3.10%, 01/12/32	340	296,391
3.60%, 06/21/30	261	242,411
3.85%, 01/05/28	155	150,851
4.00%, 10/06/26	200	197,238
4.30%, 04/06/29	270	264,560
4.35%, 01/17/27	307	304,405
Security	Par (000)	Value
Auto Manufacturers (continued)
5.00%, 04/09/27	$325	$327,786
5.25%, 03/01/26	397	398,907
5.35%, 07/15/27	180	183,209
5.40%, 04/06/26	220	222,092
5.40%, 05/08/27	60	61,080
5.55%, 07/15/29	260	267,197
5.60%, 06/18/31	65	66,519
5.65%, 01/17/29	85	87,399
5.75%, 02/08/31	85	87,767
5.80%, 06/23/28	315	325,425
5.80%, 01/07/29	350	362,354
5.85%, 04/06/30	185	193,064
5.95%, 04/04/34	255	264,013
6.00%, 01/09/28	290	300,946
6.05%, 10/10/25	335	338,803
6.10%, 01/07/34	370	387,019
6.40%, 01/09/33	270	289,484
Honda Motor Co. Ltd.
2.53%, 03/10/27	45	43,096
2.97%, 03/10/32	260	234,836
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	355	430,153
PACCAR Financial Corp.
1.10%, 05/11/26(b)	120	113,647
2.00%, 02/04/27	105	99,617
4.45%, 03/30/26	165	165,511
4.45%, 08/06/27	100	100,841
4.60%, 01/10/28	140	141,393
4.60%, 01/31/29	100	101,414
4.95%, 10/03/25	145	145,550
4.95%, 08/10/28	20	20,485
5.00%, 05/13/27	75	76,590
5.00%, 03/22/34	80	82,444
5.05%, 08/10/26	40	40,583
5.20%, 11/09/26	110	112,127
Toyota Motor Corp.
1.34%, 03/25/26	310	295,640
2.36%, 03/25/31	153	135,713
2.76%, 07/02/29	85	79,794
3.67%, 07/20/28	70	68,699
5.12%, 07/13/28	125	128,728
5.12%, 07/13/33	100	106,288
5.28%, 07/13/26	85	86,259
Toyota Motor Credit Corp.
0.80%, 10/16/25	185	177,647
0.80%, 01/09/26	55	52,402
1.13%, 06/18/26	405	382,891
1.15%, 08/13/27	115	105,358
1.65%, 01/10/31	95	80,213
1.90%, 01/13/27	210	198,926
1.90%, 04/06/28	235	216,557
1.90%, 09/12/31	145	121,688
2.15%, 02/13/30	135	120,627
2.40%, 01/13/32	30	25,923
3.05%, 03/22/27	350	340,082
3.05%, 01/11/28	180	172,790
3.20%, 01/11/27	215	209,918
3.38%, 04/01/30	235	223,176
3.65%, 01/08/29	95	92,542
4.45%, 05/18/26	245	245,302
4.45%, 06/29/29	210	211,084
47
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.55%, 08/07/26	$65	$65,255
4.55%, 09/20/27	155	156,237
4.55%, 08/09/29	225	226,776
4.55%, 05/17/30	195	196,120
4.63%, 01/12/28	325	328,483
4.65%, 01/05/29	150	151,750
4.70%, 01/12/33	140	140,480
4.80%, 01/05/26	125	125,581
4.80%, 01/05/34	180	180,940
5.00%, 08/14/26	220	222,894
5.05%, 05/16/29	100	102,916
5.10%, 03/21/31	170	174,989
5.20%, 05/15/26	115	116,692
5.25%, 09/11/28	105	108,491
5.40%, 11/10/25	215	217,149
5.40%, 11/20/26	175	178,796
5.45%, 11/10/27	165	170,643
5.55%, 11/20/30	260	274,794
5.60%, 09/11/25	55	55,578
Series B, 5.00%, 03/19/27	140	142,629
		29,828,456
Auto Parts & Equipment — 0.0%
Aptiv PLC, 4.35%, 03/15/29	65	64,482
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	185	165,249
BorgWarner Inc.
2.65%, 07/01/27	283	269,632
4.95%, 08/15/29	100	100,941
5.40%, 08/15/34	80	80,295
Lear Corp.
2.60%, 01/15/32	75	63,637
3.50%, 05/30/30	100	93,249
3.80%, 09/15/27	133	129,535
4.25%, 05/15/29	105	102,885
Magna International Inc.
2.45%, 06/15/30	90	80,527
4.15%, 10/01/25	173	171,803
5.05%, 03/14/29	80	81,770
5.50%, 03/21/33	120	126,028
5.98%, 03/21/26	15	14,996
		1,545,029
Banks — 8.9%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	165	163,511
5.09%, 12/08/25	260	261,874
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	265	267,800
5.00%, 03/18/26	360	363,135
5.67%, 10/03/25	250	253,039
Australia & New Zealand Banking Group Ltd/New York, 4.90%, 07/16/27	250	254,502
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	300	288,624
5.38%, 03/13/29	200	206,230
5.86%, 09/14/26, (1-year CMT + 2.300%)(c)	340	342,503
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	200	208,122
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	200	226,648
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	225	211,156
1.85%, 03/25/26	355	339,180
Security	Par (000)	Value
Banks (continued)
2.75%, 12/03/30	$315	$274,289
2.96%, 03/25/31	200	177,932
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	225	193,924
3.31%, 06/27/29	230	217,474
3.49%, 05/28/30	260	242,692
3.80%, 02/23/28	215	208,619
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	285	280,318
4.25%, 04/11/27	235	232,235
4.38%, 04/12/28	275	271,668
5.18%, 11/19/25	335	334,798
5.29%, 08/18/27	315	320,446
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	200	203,442
5.44%, 07/15/31	200	205,818
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	200	205,134
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	200	203,045
5.59%, 08/08/28	370	382,796
6.35%, 03/14/34	200	209,478
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	205	212,549
6.61%, 11/07/28	290	312,633
6.92%, 08/08/33	425	462,416
6.94%, 11/07/33	360	408,969
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(c)	638	612,088
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	1,275	1,209,676
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	585	500,521
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	550	467,928
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	615	562,975
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	795	676,501
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	450	373,878
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(c)	780	697,913
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	510	486,364
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	702	607,523
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	665	596,286
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	1,015	890,267
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(c)	458	420,587
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	845	745,232
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(c)	595	557,608
3.25%, 10/21/27	541	524,421
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(c)	1,348	1,299,252
3.50%, 04/19/26	578	569,158
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(c)	673	661,321
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(c)	440	428,403
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(c)	476	465,534
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(c)	565	555,058
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	555	503,511
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(c)	556	544,496
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(c)	657	639,125
4.25%, 10/22/26	487	484,145
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(c)	685	677,623
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	480	477,206
4.45%, 03/03/26	507	505,312
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	960	939,292
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	690	697,084
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	1,170	1,183,357
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	695	698,100
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	825	842,466
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	1,195	1,222,286
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	450	452,230
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	1,115	1,154,362
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	650	678,846
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	880	935,423
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	$360	$369,164
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	495	518,688
Series L, 4.18%, 11/25/27	407	403,141
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(c)	575	549,156
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	455	398,805
Bank of America NA, 5.53%, 08/18/26	345	352,929
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(c)	285	270,869
1.25%, 09/15/26	230	215,524
2.65%, 03/08/27	325	312,090
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	210	179,684
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	270	260,142
5.20%, 02/01/28	215	219,890
5.27%, 12/11/26	200	203,529
5.30%, 06/05/26	310	314,346
5.37%, 06/04/27	175	179,816
5.51%, 06/04/31	265	275,725
5.72%, 09/25/28	225	234,821
5.92%, 09/25/25	190	192,382
Series H, 4.70%, 09/14/27	245	247,302
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	205	194,814
1.05%, 10/15/26	115	107,490
1.65%, 07/14/28	139	126,397
1.65%, 01/28/31	160	134,585
1.80%, 07/28/31(b)	174	145,670
2.05%, 01/26/27	200	190,270
2.45%, 08/17/26	162	156,228
2.50%, 01/26/32	140	121,643
2.80%, 05/04/26	142	138,342
3.00%, 10/30/28	120	113,406
3.25%, 05/16/27	195	189,913
3.30%, 08/23/29	164	154,862
3.40%, 01/29/28	181	175,450
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(c)	206	201,031
3.85%, 04/28/28	210	207,491
3.85%, 04/26/29	100	98,309
3.95%, 11/18/25	112	111,198
3.99%, 06/13/28, (1-day SOFR + 1.151%)(c)	135	133,291
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	100	96,517
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	140	140,694
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	105	105,837
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	205	202,922
4.89%, 07/21/28, (1-day SOFR +0.840%)(c)	115	116,218
4.95%, 04/26/27, (1-day SOFR + 1.026%)(c)	265	266,471
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	180	181,339
4.98%, 03/14/30, (1-day SOFR +1.085%)(c)	220	224,771
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	175	178,882
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	240	245,160
5.61%, 07/21/39, (1-day SOFR +1.770%)(c)	50	51,890
5.80%, 10/25/28, (1-day SOFR + 1.802%)(c)	210	218,742
5.83%, 10/25/33, (1-day SOFR + 2.074%)(c)	320	340,767
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	200	213,455
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	265	294,372
Series J, 1.90%, 01/25/29	105	95,334
Bank of Nova Scotia (The)
1.05%, 03/02/26	225	213,751
1.30%, 09/15/26	300	281,973
Security	Par (000)	Value
Banks (continued)
1.35%, 06/24/26	$145	$137,279
1.95%, 02/02/27	90	85,044
2.15%, 08/01/31	191	163,033
2.45%, 02/02/32	155	132,935
2.70%, 08/03/26	195	188,716
2.95%, 03/11/27	135	130,502
4.50%, 12/16/25	304	302,234
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	260	243,979
4.75%, 02/02/26	325	325,651
4.85%, 02/01/30	275	279,161
5.25%, 06/12/28	165	169,629
5.35%, 12/07/26	235	239,569
5.40%, 06/04/27	150	153,732
5.45%, 08/01/29	125	129,642
5.65%, 02/01/34	140	147,474
BankUnited Inc.
4.88%, 11/17/25	90	89,304
5.13%, 06/11/30	65	63,029
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	460	435,358
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	260	229,894
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	265	228,960
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	260	224,076
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	200	180,049
4.34%, 01/10/28	330	324,544
4.38%, 01/12/26	660	656,159
4.84%, 05/09/28	480	475,916
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(c)	355	356,140
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(c)	325	323,559
5.20%, 05/12/26	475	476,262
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	395	402,708
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	240	244,875
5.69%, 03/12/30, (1-day SOFR +1.740%)(c)	465	479,161
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	230	237,908
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	420	426,089
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	410	435,199
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	320	338,594
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	150	154,843
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	325	356,164
7.12%, 06/27/34, (1-day SOFR + 3.570%)(c)	310	340,639
7.33%, 11/02/26, (1-year CMT + 3.050%)(c)	350	358,836
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	350	376,013
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	435	495,657
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	90	86,388
1.25%, 06/22/26	228	215,514
3.45%, 04/07/27	220	214,501
3.60%, 04/07/32	220	202,576
5.00%, 04/28/28	205	208,643
5.24%, 06/28/27	275	280,858
5.26%, 04/08/29	245	251,693
5.62%, 07/17/26	105	106,933
5.93%, 10/02/26	150	154,240
5.99%, 10/03/28	130	136,948
6.09%, 10/03/33	210	225,953
Citibank NA
4.84%, 08/06/29	435	441,406
4.93%, 08/06/26	265	267,257
5.44%, 04/30/26	495	502,156
5.49%, 12/04/26	460	470,179
5.57%, 04/30/34	560	588,098
49
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 09/29/28	$570	$598,186
5.86%, 09/29/25	370	374,649
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	550	522,450
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	575	543,913
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	440	375,660
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	635	549,745
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	806	716,355
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	510	459,376
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	538	495,149
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	655	576,206
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	565	545,189
3.20%, 10/21/26	670	652,000
3.40%, 05/01/26	483	474,308
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(c)	520	503,806
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(c)	531	517,728
3.70%, 01/12/26	483	477,040
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	680	627,316
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(c)	550	541,093
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(c)	610	591,898
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(c)	486	477,860
4.13%, 07/25/28	485	476,956
4.30%, 11/20/26	237	235,485
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	870	855,448
4.45%, 09/29/27	872	867,233
4.60%, 03/09/26	340	339,128
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	340	340,996
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	620	616,693
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	610	621,618
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	550	565,436
5.50%, 09/13/25	304	305,478
5.61%, 09/29/26, (1-day SOFR + 1.546%)(c)	615	619,466
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	450	462,595
5.88%, 02/22/33	100	105,010
6.00%, 10/31/33	140	149,609
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	405	427,343
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	715	773,759
6.63%, 01/15/28	45	48,093
6.63%, 06/15/32	290	318,126
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	250	248,067
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	250	245,416
Citizens Financial Group Inc.
2.50%, 02/06/30	102	89,808
2.64%, 09/30/32	135	109,708
2.85%, 07/27/26	140	134,645
3.25%, 04/30/30	225	206,060
4.30%, 12/03/25	130	128,649
5.64%, 05/21/37, (5-year CMT + 2.750%)(c)	50	48,353
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	175	178,722
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	205	210,619
6.65%, 04/25/35, (1-day SOFR +2.325%)(b)(c)	125	134,979
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	20	18,544
Comerica Inc.
4.00%, 02/01/29	135	128,978
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	170	173,047
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	290	294,187
Cooperatieve Rabobank UA, 3.75%, 07/21/26	365	357,288
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/New York
4.85%, 01/09/26	$40	$40,177
5.04%, 03/05/27	35	35,575
5.50%, 10/05/26	250	255,435
Deutsche Bank AG, 4.10%, 01/13/26	81	80,458
Deutsche Bank AG/New York
1.69%, 03/19/26	240	229,799
2.13%, 11/24/26, (1-day SOFR + 1.870%)(c)	490	472,051
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	410	386,279
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	305	288,305
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	280	244,835
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	290	266,369
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	235	207,580
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	260	222,782
4.10%, 01/13/26	110	108,645
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	235	228,805
5.37%, 09/09/27	85	87,174
5.41%, 05/10/29	220	226,713
5.88%, 07/08/31, (1-day SOFR + 5.438%)(c)	200	202,425
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	345	363,169
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	275	292,717
7.08%, 02/10/34, (1-day SOFR + 3.650%)(c)	240	253,922
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	290	300,908
Discover Bank
2.70%, 02/06/30	250	222,473
3.45%, 07/27/26	295	286,717
4.25%, 03/13/26	35	34,650
4.65%, 09/13/28	60	59,788
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	115	107,717
2.55%, 05/05/27	125	118,620
3.95%, 03/14/28	145	142,237
4.06%, 04/25/28, (1-day SOFR + 1.355%)(c)	110	107,696
4.34%, 04/25/33, (1-day SOFR + 1.660%)(c)	80	75,450
4.77%, 07/28/30, (1-day SOFR + 2.127%)(c)	220	218,721
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	190	195,168
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	120	126,280
6.36%, 10/27/28, (1-day SOFR + 2.192%)(c)	290	303,278
Fifth Third Bank NA
2.25%, 02/01/27	250	236,484
3.85%, 03/15/26	210	206,330
First Horizon Bank, 5.75%, 05/01/30	15	15,071
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	35	36,271
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	450	453,699
5.41%, 05/21/27, (1-day SOFR +0.750%)(c)	380	384,379
Goldman Sachs Capital I, 6.35%, 02/15/34	130	141,062
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(c)	485	461,701
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	640	607,991
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	585	549,180
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	950	897,197
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	567	476,071
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	905	770,666
2.60%, 02/07/30	459	416,357
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	785	682,355
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	675	644,027
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	745	642,873
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	915	809,525
3.50%, 11/16/26	550	538,003
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	$727	$709,880
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(c)	545	532,040
3.75%, 02/25/26	412	407,284
3.80%, 03/15/30	583	561,907
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(c)	607	589,791
3.85%, 01/26/27	713	703,041
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(c)	801	789,840
4.25%, 10/21/25	456	452,742
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	185	184,094
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	545	543,734
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	450	456,986
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	450	458,221
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	490	510,529
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	600	633,842
5.95%, 01/15/27	210	216,308
6.13%, 02/15/33	195	215,886
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	625	666,924
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	300	332,615
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	465	428,935
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	460	417,117
2.25%, 11/22/27, (1-day SOFR + 1.100%)(c)	200	189,521
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	330	286,778
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	735	638,073
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	335	300,640
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	300	259,162
3.90%, 05/25/26	5	4,942
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(c)	665	640,905
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(c)	530	520,690
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(c)	570	565,718
4.38%, 11/23/26	275	272,204
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(c)	615	610,019
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	520	519,951
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	345	332,714
4.95%, 03/31/30	600	610,095
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	520	527,225
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	550	563,084
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	340	349,527
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	395	403,416
5.72%, 03/04/35, (1-day SOFR + 1.780%)(c)	355	369,892
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	365	378,820
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	550	561,951
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	415	433,654
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	565	607,740
6.55%, 06/20/34, (1-day SOFR + 2.980%)(c)	455	485,768
7.34%, 11/03/26, (1-day SOFR + 3.030%)(c)	400	410,890
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	530	570,367
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	385	431,519
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	310	361,959
HSBC USA Inc., 5.29%, 03/04/27	280	285,191
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(c)	75	59,914
2.55%, 02/04/30	238	211,687
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	225	224,349
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	65	63,510
5.71%, 02/02/35, (1-day SOFR + 1.870%)(c)	245	251,243
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	170	178,468
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR + 1.650%)(c)	250	248,124
5.65%, 01/10/30	105	108,767
Security	Par (000)	Value
Banks (continued)
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	$250	$244,238
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(c)	80	76,244
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	215	188,819
3.95%, 03/29/27	240	236,481
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	385	379,622
4.05%, 04/09/29	215	210,133
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	225	215,834
4.55%, 10/02/28	265	264,681
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	225	230,121
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	300	309,046
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	315	323,390
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	280	299,588
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(c)	470	446,622
1.05%, 11/19/26, (1-day SOFR + 0.800%)(c)	655	625,987
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	575	539,894
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	800	761,352
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(c)	335	283,576
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	665	562,023
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	450	411,998
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	370	347,889
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	645	578,974
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	670	579,009
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(c)	785	687,036
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(c)	840	768,875
2.95%, 10/01/26	668	649,477
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	425	409,217
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(c)	630	573,358
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	850	752,234
3.20%, 06/15/26	335	327,796
3.30%, 04/01/26	623	611,989
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(c)	518	501,258
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(c)	615	599,793
3.63%, 12/01/27	286	279,567
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(c)	615	592,123
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(c)	600	589,679
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(c)	508	502,643
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(c)	492	482,831
4.13%, 12/15/26	484	480,803
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(c)	622	613,976
4.25%, 10/01/27	393	392,316
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	615	611,935
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(c)	558	555,780
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(c)	620	617,774
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	510	509,888
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	560	552,322
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	790	797,107
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	990	996,042
4.98%, 07/22/28, (1-day SOFR +0.930%)(c)	140	141,755
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	600	610,993
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	625	635,370
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	355	359,120
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	775	794,594
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	600	615,913
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	635	653,924
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	1,205	1,241,853
5.57%, 04/22/28, (1-day SOFR +0.930%)(c)	615	630,497
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	685	713,222
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	785	821,811
51
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	$350	$371,581
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	490	505,923
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	475	501,925
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	745	815,674
7.63%, 10/15/26	135	143,426
8.00%, 04/29/27	145	158,953
8.75%, 09/01/30	110	133,024
JPMorgan Chase Bank NA, 5.11%, 12/08/26	415	421,873
KeyBank NA, 5.00%, 01/26/33	55	53,660
KeyBank NA/Cleveland OH
3.40%, 05/20/26	250	242,290
3.90%, 04/13/29	250	234,681
4.90%, 08/08/32	260	246,533
5.85%, 11/15/27	270	277,693
KeyCorp
2.25%, 04/06/27	190	178,410
2.55%, 10/01/29	213	190,705
4.10%, 04/30/28	145	141,363
4.15%, 10/29/25	128	126,852
4.79%, 06/01/33, (1-day SOFR + 2.060%)(c)	140	134,833
6.40%, 03/06/35, (1-day SOFR + 2.420%)(c)	150	160,617
Korea Development Bank (The)
0.80%, 07/19/26	105	98,300
1.00%, 09/09/26	20	18,716
1.63%, 01/19/31	10	8,369
2.00%, 09/12/26	270	257,730
2.00%, 10/25/31	65	54,789
2.25%, 02/24/27	40	38,152
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26	945	899,838
0.75%, 09/30/30	185	154,583
1.00%, 10/01/26	1,160	1,091,718
1.75%, 09/14/29	513	464,923
2.88%, 04/03/28	782	757,349
3.00%, 05/20/27	1,335	1,305,183
3.63%, 04/01/26	270	267,862
3.75%, 02/15/28	695	693,262
3.88%, 06/15/28	885	887,066
4.00%, 03/15/29	1,215	1,224,510
4.13%, 07/15/33	870	877,529
4.38%, 03/01/27	1,180	1,193,243
4.38%, 02/28/34	450	463,248
4.63%, 08/07/26	1,060	1,071,648
4.75%, 10/29/30	410	430,395
5.00%, 03/16/26	645	653,082
5.13%, 09/29/25	415	418,279
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	350	332,513
0.88%, 09/03/30	170	142,684
1.75%, 07/27/26	320	306,548
3.88%, 09/28/27	200	199,807
3.88%, 06/14/28	80	80,053
4.63%, 04/17/29	355	366,659
5.00%, 10/24/33	82	87,913
Series 37, 2.50%, 11/15/27	160	153,381
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(c)	155	147,013
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(c)	370	357,485
3.75%, 01/11/27	295	289,423
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	320	312,821
4.38%, 03/22/28	300	297,534
Security	Par (000)	Value
Banks (continued)
4.55%, 08/16/28	$265	$264,246
4.58%, 12/10/25	330	327,490
4.65%, 03/24/26	390	387,557
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	270	267,977
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	215	218,468
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	400	413,417
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	230	238,589
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	265	274,632
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	360	368,010
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	210	242,678
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR + 1.780%)(c)	150	149,532
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	170	165,024
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	175	181,990
7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)(c)	265	288,683
Manufacturers & Traders Trust Co.
4.65%, 01/27/26	280	278,251
4.70%, 01/27/28	140	139,049
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	415	391,682
2.05%, 07/17/30	70	60,648
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	470	400,517
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	325	308,433
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	200	171,422
2.56%, 02/25/30	315	283,491
2.76%, 09/13/26	275	265,529
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	240	209,428
3.20%, 07/18/29	380	357,275
3.29%, 07/25/27	240	232,929
3.68%, 02/22/27	255	250,481
3.74%, 03/07/29	345	335,577
3.85%, 03/01/26	505	499,232
3.96%, 03/02/28	341	335,960
4.05%, 09/11/28	230	227,178
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	210	207,406
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	160	153,979
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	260	263,364
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	335	339,778
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	200	204,096
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	200	204,936
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	55	56,164
5.41%, 04/19/34, (1-year CMT + 1.970%)(c)	260	269,600
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	255	261,384
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	390	402,244
5.44%, 02/22/34, (1-year CMT + 1.630%)(c)	215	223,237
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	275	259,393
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	30	28,331
1.98%, 09/08/31, (3-mo. SOFR + 1.532%)(c)	90	76,630
2.17%, 05/22/32, (1-year CMT + 0.870%)(c)	215	180,239
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(c)	265	229,483
2.26%, 07/09/32, (1-year CMT + 0.900%)(c)	200	168,486
2.56%, 09/13/31	230	194,125
2.59%, 05/25/31, (3-mo. SOFR + 1.332%)(c)	115	102,221
2.84%, 09/13/26	273	263,908
2.87%, 09/13/30, (3-mo. SOFR + 1.572%)(c)	205	187,447
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(c)	140	130,150
3.17%, 09/11/27	270	259,875
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	120	112,549
4.02%, 03/05/28	280	275,647
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(c)	250	245,722
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	$200	$205,523
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	200	205,403
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	225	230,213
5.58%, 05/26/35, (1-year CMT + 1.300%)(c)	200	207,897
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	200	207,309
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	215	223,915
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	15	15,666
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	230	241,455
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	200	209,793
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	315	327,270
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(c)	565	537,319
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	635	598,911
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	835	793,345
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	555	461,589
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	575	480,177
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	775	655,941
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	520	495,056
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	695	573,284
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	545	467,081
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	715	647,228
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	545	478,772
3.13%, 07/27/26	689	671,711
3.59%, 07/22/28(c)	746	724,931
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	650	616,456
3.63%, 01/20/27	723	711,740
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(c)	726	707,951
3.88%, 01/27/26	704	696,423
3.95%, 04/23/27	484	477,066
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	565	559,681
4.35%, 09/08/26	448	445,529
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(c)	699	694,586
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	440	438,503
5.00%, 11/24/25	370	370,618
5.04%, 07/19/30, (1-day SOFR +1.215%)(c)	475	482,960
5.05%, 01/28/27, (1-day SOFR + 1.295%)(c)	385	387,208
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	595	605,104
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	605	616,219
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	485	494,889
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	800	813,113
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	405	402,621
5.32%, 07/19/35, (1-day SOFR +1.555%)(c)	710	725,141
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	635	652,311
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	280	288,637
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	515	530,456
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	330	338,609
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	540	562,031
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	625	660,867
5.94%, 02/07/39, (5-year CMT + 1.800%)(c)	315	325,530
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	485	502,215
6.14%, 10/16/26, (1-day SOFR + 1.770%)(c)	175	177,275
6.25%, 08/09/26	140	144,442
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	505	530,933
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	665	728,711
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	430	458,105
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	465	518,707
7.25%, 04/01/32	235	275,472
Morgan Stanley Bank NA
4.75%, 04/21/26	390	391,796
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	330	332,523
4.97%, 07/14/28, (1-day SOFR +0.930%)(c)	300	303,881
Security	Par (000)	Value
Banks (continued)
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	$510	$523,080
5.88%, 10/30/26	335	344,925
National Australia Bank Ltd./New York
2.50%, 07/12/26	320	309,377
3.38%, 01/14/26	250	246,481
3.91%, 06/09/27	80	79,154
4.75%, 12/10/25	315	316,036
4.79%, 01/10/29	250	254,542
4.90%, 06/13/28	275	280,975
4.94%, 01/12/28	290	295,242
4.97%, 01/12/26	100	100,642
5.09%, 06/11/27	315	321,563
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(c)	5	5,078
5.60%, 12/18/28	250	259,767
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	385	364,302
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	200	175,976
3.07%, 05/22/28, (1-year CMT + 2.550%)(c)	215	206,040
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(c)	275	270,641
4.80%, 04/05/26	340	340,155
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(c)	440	441,208
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	400	401,964
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(c)	395	399,345
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	200	204,680
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	210	213,931
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	460	481,202
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	240	249,264
5.85%, 03/02/27, (1-year CMT + 1.350%)(c)	270	273,863
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	235	250,175
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	210	219,682
7.47%, 11/10/26, (1-year CMT + 2.850%)(c)	310	318,493
Northern Trust Corp.
1.95%, 05/01/30	215	189,872
3.15%, 05/03/29	102	97,579
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(c)	82	79,491
3.65%, 08/03/28	91	89,527
3.95%, 10/30/25	193	191,473
4.00%, 05/10/27	235	234,021
6.13%, 11/02/32	170	186,392
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	164	157,346
0.50%, 02/02/26	140	132,847
3.63%, 09/09/27	20	19,829
4.13%, 01/20/26	50	49,899
4.13%, 01/18/29	460	464,406
4.25%, 03/01/28	30	30,329
4.63%, 11/03/25	60	60,175
4.75%, 05/21/27	320	326,619
5.00%, 10/23/26	90	91,767
PNC Bank NA
2.70%, 10/22/29	245	222,373
3.10%, 10/25/27	310	297,413
3.25%, 01/22/28	250	239,899
4.05%, 07/26/28	290	285,259
4.20%, 11/01/25	92	91,302
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	200	187,757
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	244	208,940
2.55%, 01/22/30	405	368,019
2.60%, 07/23/26	290	279,829
53
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.15%, 05/19/27	$178	$172,378
3.45%, 04/23/29	419	402,740
4.63%, 06/06/33, (1-day SOFR + 1.850%)(c)	175	169,014
4.76%, 01/26/27, (1-day SOFR + 1.085%)(c)	385	384,579
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	315	314,887
5.10%, 07/23/27, (1-day SOFR +0.796%)(c)	250	252,187
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	125	127,150
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	280	287,697
5.40%, 07/23/35, (1-day SOFR +1.599%)(c)	315	322,668
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	325	336,111
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	407	420,334
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	380	396,142
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	200	211,729
6.04%, 10/28/33, (1-day SOFR + 2.140%)(c)	375	398,774
6.62%, 10/20/27, (1-day SOFR + 1.730%)(c)	290	301,606
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	375	421,979
Regions Financial Corp.
1.80%, 08/12/28	95	84,997
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	125	128,285
Royal Bank of Canada
0.88%, 01/20/26	316	300,901
1.15%, 07/14/26	235	221,405
1.20%, 04/27/26	370	351,419
1.40%, 11/02/26	289	271,654
2.05%, 01/21/27	60	56,968
2.30%, 11/03/31	310	267,652
3.63%, 05/04/27	245	240,953
3.88%, 05/04/32	200	189,946
4.24%, 08/03/27	275	275,100
4.65%, 01/27/26	372	371,388
4.88%, 01/12/26	245	246,202
4.88%, 01/19/27	245	247,813
4.90%, 01/12/28	135	137,181
4.95%, 02/01/29	215	219,942
4.97%, 08/02/30, (1-day SOFR +1.000%)(c)	250	254,328
5.00%, 02/01/33	435	443,538
5.00%, 05/02/33	200	204,881
5.07%, 07/23/27, (1-day SOFR +0.790%)(c)	250	252,863
5.15%, 02/01/34	295	302,224
5.20%, 07/20/26	250	253,753
5.20%, 08/01/28	230	237,303
6.00%, 11/01/27	315	330,211
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	195	183,122
3.24%, 10/05/26	188	181,642
4.40%, 07/13/27	279	275,769
5.81%, 09/09/26, (1-day SOFR + 2.328%)(c)	130	130,465
6.12%, 05/31/27, (1-day SOFR +1.232%)(c)	100	101,672
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	120	124,303
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	170	176,371
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	200	208,578
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	190	198,819
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	170	189,649
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	255	240,800
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	190	179,482
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(c)	215	208,383
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	255	267,464
6.83%, 11/21/26, (1-day SOFR + 2.749%)(c)	355	362,197
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	140	132,122
Security	Par (000)	Value
Banks (continued)
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	$170	$161,327
2.20%, 03/03/31	210	182,944
2.40%, 01/24/30	156	142,258
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	100	86,915
2.65%, 05/19/26	260	252,598
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	120	109,730
3.15%, 03/30/31, (1-day SOFR + 2.650%)(c)	140	130,776
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(c)	115	113,617
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	179	172,192
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	100	98,100
4.53%, 02/20/29, (1-day SOFR +1.018%)(c)	175	175,295
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	130	129,773
4.99%, 03/18/27	210	213,517
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	165	168,599
5.27%, 08/03/26	189	192,030
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	205	214,730
5.75%, 11/04/26, (1-day SOFR + 1.353%)(c)	115	116,217
5.82%, 11/04/28, (1-day SOFR + 1.715%)(c)	85	88,712
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	125	134,177
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	245	232,945
1.40%, 09/17/26	295	276,631
1.71%, 01/12/31	200	166,071
1.90%, 09/17/28	390	351,910
2.13%, 07/08/30	95	82,546
2.14%, 09/23/30	205	177,007
2.17%, 01/14/27	100	94,667
2.22%, 09/17/31	280	236,264
2.47%, 01/14/29	200	183,340
2.63%, 07/14/26	528	510,119
2.75%, 01/15/30	365	331,450
3.01%, 10/19/26	385	372,895
3.04%, 07/16/29	610	567,695
3.20%, 09/17/29	165	153,746
3.35%, 10/18/27	185	178,478
3.36%, 07/12/27	320	310,737
3.45%, 01/11/27	287	280,389
3.54%, 01/17/28	255	246,952
3.78%, 03/09/26	360	355,423
3.94%, 07/19/28	90	88,302
4.31%, 10/16/28	150	149,613
5.32%, 07/09/29	200	205,753
5.42%, 07/09/31	200	207,105
5.46%, 01/13/26	430	433,934
5.52%, 01/13/28	70	72,084
5.56%, 07/09/34	215	223,935
5.71%, 01/13/30	365	382,648
5.72%, 09/14/28	330	343,356
5.77%, 01/13/33	405	429,252
5.78%, 07/13/33	200	212,237
5.80%, 07/13/28	210	219,081
5.81%, 09/14/33	210	223,982
5.85%, 07/13/30	210	222,009
5.88%, 07/13/26	210	214,689
Synchrony Bank, 5.63%, 08/23/27	250	253,604
Toronto-Dominion Bank (The)
0.75%, 09/11/25	255	245,349
0.75%, 01/06/26	300	285,350
1.20%, 06/03/26	394	372,383
1.25%, 09/10/26	210	197,310
1.95%, 01/12/27(b)	220	208,685
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.00%, 09/10/31	$165	$139,917
2.45%, 01/12/32	145	124,860
2.80%, 03/10/27	290	278,926
3.20%, 03/10/32	320	287,500
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	365	354,839
4.11%, 06/08/27	382	378,587
4.46%, 06/08/32	450	440,158
4.69%, 09/15/27	345	347,627
4.98%, 04/05/27	250	253,434
4.99%, 04/05/29	205	208,771
5.10%, 01/09/26	120	120,812
5.16%, 01/10/28	125	127,612
5.26%, 12/11/26	140	142,553
5.52%, 07/17/28	305	315,812
5.53%, 07/17/26	370	376,796
Truist Bank
2.25%, 03/11/30	330	286,932
3.30%, 05/15/26	285	278,155
3.63%, 09/16/25	50	49,247
3.80%, 10/30/26	80	78,318
4.05%, 11/03/25	95	94,244
Truist Financial Corp.
1.13%, 08/03/27	254	231,037
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	370	349,803
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	325	293,684
1.95%, 06/05/30	180	155,452
3.88%, 03/19/29	180	173,689
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	245	240,932
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	400	401,002
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	165	159,483
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	250	248,666
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	225	227,552
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	315	322,946
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	365	377,996
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	425	443,689
5.90%, 10/28/26, (1-day SOFR + 1.626%)(c)	310	313,086
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	210	214,441
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	195	207,542
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	370	402,049
U.S. Bancorp
1.38%, 07/22/30	355	298,600
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	295	279,050
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	225	186,543
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	210	180,831
3.00%, 07/30/29	220	204,216
3.10%, 04/27/26	263	256,534
3.90%, 04/26/28	237	233,111
3.95%, 11/17/25	159	157,725
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	390	390,057
4.65%, 02/01/29, (1-day SOFR + 1.230%)(c)	400	400,471
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	445	437,574
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	315	309,188
5.10%, 07/23/30, (1-day SOFR +1.250%)(c)	280	285,051
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	225	231,262
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	400	416,508
5.73%, 10/21/26, (1-day SOFR + 1.430%)(c)	335	338,369
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	415	431,114
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	301	316,202
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	365	383,372
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	200	209,001
Security	Par (000)	Value
Banks (continued)
Series V, 2.38%, 07/22/26	$335	$323,655
Series X, 3.15%, 04/27/27	323	314,355
UBS AG/London
1.25%, 06/01/26	225	212,811
5.65%, 09/11/28	300	312,120
5.80%, 09/11/25	225	227,361
UBS AG/Stamford CT
1.25%, 08/07/26	355	333,806
5.00%, 07/09/27	280	284,004
7.50%, 02/15/28	545	594,635
UBS Group AG, 4.55%, 04/17/26	430	428,667
Wachovia Corp., 7.57%, 08/01/26(d)	85	89,269
Webster Financial Corp., 4.10%, 03/25/29	50	47,817
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	737	695,142
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(c)	670	601,097
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(c)	750	687,321
3.00%, 04/22/26	794	775,252
3.00%, 10/23/26	766	743,897
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(c)	545	531,286
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	985	887,406
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	885	861,698
3.55%, 09/29/25	583	575,658
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(c)	687	668,456
4.10%, 06/03/26	566	560,626
4.15%, 01/24/29	607	599,941
4.30%, 07/22/27	593	590,549
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(c)	570	564,023
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	675	678,813
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	920	915,368
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	680	693,991
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	905	926,742
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	340	350,479
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	1,020	1,052,967
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	925	955,396
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	720	739,365
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	615	652,634
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	775	852,957
Series B, 7.95%, 11/15/29	30	34,355
Wells Fargo Bank NA
4.81%, 01/15/26	360	361,200
5.25%, 12/11/26	530	540,154
5.45%, 08/07/26	505	514,418
Westpac Banking Corp.
1.15%, 06/03/26	384	363,334
1.95%, 11/20/28	366	333,221
2.15%, 06/03/31	195	168,969
2.65%, 01/16/30	85	78,220
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	255	219,738
2.70%, 08/19/26	240	232,632
2.85%, 05/13/26	325	316,796
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	205	175,873
3.35%, 03/08/27	248	242,728
3.40%, 01/25/28	222	215,641
4.04%, 08/26/27	225	223,868
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	200	191,552
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	320	315,603
5.05%, 04/16/29	210	216,205
5.20%, 04/16/26	235	237,897
5.41%, 08/10/33, (1-year CMT + 2.680%)(c)	195	197,486
55
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.46%, 11/18/27	$350	$361,543
5.51%, 11/17/25	285	288,473
5.54%, 11/17/28	320	335,201
6.82%, 11/17/33	180	200,700
Wintrust Financial Corp., 4.85%, 06/06/29	10	9,659
Zions Bancorp NA, 3.25%, 10/29/29	110	96,373
		298,895,039
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26	40	39,571
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	415	398,698
4.00%, 04/13/28	435	432,243
4.75%, 01/23/29	978	996,313
4.90%, 01/23/31	210	215,747
5.00%, 06/15/34	145	148,642
Brown-Forman Corp., 4.75%, 04/15/33	85	85,896
Coca-Cola Co. (The)
1.00%, 03/15/28	255	230,366
1.38%, 03/15/31	318	265,421
1.45%, 06/01/27	345	322,432
1.50%, 03/05/28	170	155,979
1.65%, 06/01/30	240	208,669
2.00%, 03/05/31	225	196,001
2.13%, 09/06/29	235	213,984
2.25%, 01/05/32	485	424,621
2.90%, 05/25/27	140	135,684
3.38%, 03/25/27	243	239,211
3.45%, 03/25/30	268	258,048
4.65%, 08/14/34	125	125,959
5.00%, 05/13/34	180	187,118
Coca-Cola Consolidated Inc.
3.80%, 11/25/25	155	153,384
5.25%, 06/01/29	120	123,809
5.45%, 06/01/34	100	104,197
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	90	73,227
2.75%, 01/22/30	60	54,947
Constellation Brands Inc.
2.25%, 08/01/31	220	187,547
2.88%, 05/01/30	135	123,161
3.15%, 08/01/29	180	168,753
3.50%, 05/09/27	20	19,485
3.60%, 02/15/28	165	159,787
3.70%, 12/06/26	194	190,500
4.35%, 05/09/27	155	154,360
4.40%, 11/15/25	185	184,140
4.65%, 11/15/28	120	120,321
4.75%, 12/01/25	50	50,005
4.75%, 05/09/32	185	184,212
4.80%, 01/15/29	80	80,836
4.90%, 05/01/33	180	179,651
5.00%, 02/02/26	105	105,005
Diageo Capital PLC
1.38%, 09/29/25	100	96,688
2.00%, 04/29/30	255	224,751
2.13%, 04/29/32	50	42,189
2.38%, 10/24/29	220	200,258
3.88%, 05/18/28	50	49,144
5.20%, 10/24/25	220	221,460
5.30%, 10/24/27	20	20,546
Security	Par (000)	Value
Beverages (continued)
5.38%, 10/05/26	$220	$224,095
5.50%, 01/24/33	25	26,409
5.63%, 10/05/33	240	256,001
Keurig Dr Pepper Inc.
2.25%, 03/15/31(b)	125	108,086
2.55%, 09/15/26	155	149,239
3.20%, 05/01/30	180	167,811
3.40%, 11/15/25	150	147,733
3.43%, 06/15/27	165	160,522
3.95%, 04/15/29	250	244,869
4.05%, 04/15/32	230	221,844
4.60%, 05/25/28	290	291,098
5.05%, 03/15/29	95	97,455
5.10%, 03/15/27	80	81,306
5.30%, 03/15/34	150	154,675
Series 10, 5.20%, 03/15/31	125	128,878
Molson Coors Beverage Co., 3.00%, 07/15/26	498	484,461
PepsiCo Inc.
1.40%, 02/25/31	170	142,292
1.63%, 05/01/30	249	216,785
1.95%, 10/21/31	190	162,834
2.38%, 10/06/26	204	197,061
2.63%, 03/19/27	150	144,612
2.63%, 07/29/29	268	250,114
2.75%, 03/19/30	330	305,551
2.85%, 02/24/26	145	142,206
3.00%, 10/15/27	348	337,550
3.60%, 02/18/28	115	113,222
3.90%, 07/18/32	325	315,302
4.45%, 05/15/28	175	177,485
4.45%, 02/15/33(b)	175	180,830
4.50%, 07/17/29	150	153,060
4.55%, 02/13/26	115	115,439
4.80%, 07/17/34	180	183,467
5.13%, 11/10/26	155	158,080
5.25%, 11/10/25	160	161,724
7.00%, 03/01/29	145	162,038
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	100	101,028
4.65%, 02/16/27	105	106,101
4.70%, 02/16/34	115	115,970
		15,440,199
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	245	220,734
2.00%, 01/15/32	235	196,308
2.20%, 02/21/27	297	281,560
2.30%, 02/25/31	240	208,996
2.45%, 02/21/30	305	275,247
2.60%, 08/19/26	290	279,871
3.00%, 02/22/29	165	155,841
3.20%, 11/02/27	167	161,280
3.35%, 02/22/32	230	210,659
4.05%, 08/18/29	315	309,122
4.20%, 03/01/33	185	177,058
5.15%, 03/02/28	865	883,322
5.25%, 03/02/30	590	610,684
5.25%, 03/02/33	905	930,015
5.51%, 03/02/26	75	74,966
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30	$370	$326,556
4.05%, 09/15/25	400	396,650
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	115	111,130
3.70%, 03/15/32	210	192,705
Gilead Sciences Inc.
1.20%, 10/01/27	205	186,889
1.65%, 10/01/30	280	238,285
2.95%, 03/01/27	277	268,266
3.65%, 03/01/26	638	629,354
5.25%, 10/15/33	185	192,610
Illumina Inc.
2.55%, 03/23/31	140	119,913
5.75%, 12/13/27	150	154,648
5.80%, 12/12/25	140	141,433
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	328	280,589
Royalty Pharma PLC
1.20%, 09/02/25	150	144,565
1.75%, 09/02/27	250	230,585
2.15%, 09/02/31	134	112,677
2.20%, 09/02/30	230	199,234
5.15%, 09/02/29	110	111,989
5.40%, 09/02/34	55	55,665
		9,069,406
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	131	125,556
2.70%, 02/15/31	135	120,335
2.72%, 02/15/30	465	425,488
5.90%, 03/15/34	120	129,500
CRH America Finance Inc., 5.40%, 05/21/34	35	36,089
CRH SMW Finance DAC, 5.20%, 05/21/29	200	205,661
Eagle Materials Inc., 2.50%, 07/01/31	220	191,447
Fortune Brands Innovations Inc.
3.25%, 09/15/29	185	172,850
4.00%, 03/25/32	95	89,224
5.88%, 06/01/33	155	164,119
Johnson Controls International PLC, 3.90%, 02/14/26	186	183,940
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	185	158,577
2.00%, 09/16/31	130	108,832
4.90%, 12/01/32	60	60,519
5.50%, 04/19/29	110	114,452
Lennox International Inc.
1.70%, 08/01/27	100	92,579
5.50%, 09/15/28	125	129,047
Martin Marietta Materials Inc.
2.40%, 07/15/31	240	206,713
3.45%, 06/01/27	25	24,371
3.50%, 12/15/27	154	149,960
Series CB, 2.50%, 03/15/30	125	112,907
Masco Corp.
1.50%, 02/15/28	115	103,497
2.00%, 10/01/30	85	72,792
2.00%, 02/15/31	170	143,928
3.50%, 11/15/27	75	72,656
Mohawk Industries Inc., 5.85%, 09/18/28	100	104,729
Security	Par (000)	Value
Building Materials (continued)
Owens Corning
3.40%, 08/15/26	$140	$136,883
3.50%, 02/15/30	30	28,218
3.88%, 06/01/30	105	100,616
3.95%, 08/15/29	130	125,874
5.50%, 06/15/27	75	76,915
5.70%, 06/15/34	120	125,379
Trane Technologies Financing Ltd.
3.50%, 03/21/26	165	162,177
3.80%, 03/21/29	173	168,733
5.10%, 06/13/34	65	66,787
5.25%, 03/03/33	55	57,050
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	140	136,872
Vulcan Materials Co.
3.50%, 06/01/30	195	184,652
3.90%, 04/01/27	115	113,507
		4,983,431
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25	65	62,890
1.85%, 05/15/27	150	141,310
2.05%, 05/15/30	197	174,940
4.60%, 02/08/29	250	254,354
4.75%, 02/08/31	130	132,916
4.80%, 03/03/33	165	168,628
4.85%, 02/08/34	265	268,992
Albemarle Corp.
4.65%, 06/01/27	150	149,598
5.05%, 06/01/32(b)	155	152,880
Cabot Corp.
4.00%, 07/01/29	103	100,487
5.00%, 06/30/32	115	115,193
Celanese U.S. Holdings LLC
1.40%, 08/05/26	75	70,192
6.17%, 07/15/27	435	448,933
6.33%, 07/15/29	167	176,353
6.35%, 11/15/28	230	242,129
6.38%, 07/15/32	228	241,200
6.55%, 11/15/30	230	246,759
6.70%, 11/15/33	190	205,458
CF Industries Inc., 5.15%, 03/15/34	115	114,558
Dow Chemical Co. (The)
2.10%, 11/15/30	230	201,566
4.80%, 11/30/28	223	226,876
5.15%, 02/15/34	115	116,151
6.30%, 03/15/33(b)	75	81,712
7.38%, 11/01/29	209	236,155
DuPont de Nemours Inc.
4.49%, 11/15/25	413	411,434
4.73%, 11/15/28	575	583,299
Eastman Chemical Co.
4.50%, 12/01/28	155	154,631
5.00%, 08/01/29	95	96,347
5.63%, 02/20/34	100	102,966
5.75%, 03/08/33	135	140,741
Ecolab Inc.
1.30%, 01/30/31	113	93,262
1.65%, 02/01/27	75	70,571
2.13%, 02/01/32	122	104,505
2.70%, 11/01/26	155	149,826
57
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.25%, 12/01/27	$104	$100,840
4.80%, 03/24/30	192	196,428
5.25%, 01/15/28	125	129,224
EIDP Inc.
2.30%, 07/15/30	206	184,287
4.50%, 05/15/26	90	90,137
4.80%, 05/15/33	40	40,167
FMC Corp.
3.20%, 10/01/26	120	116,274
3.45%, 10/01/29	118	110,517
5.15%, 05/18/26	125	125,752
5.65%, 05/18/33(b)	130	133,079
Huntsman International LLC
2.95%, 06/15/31	86	73,382
4.50%, 05/01/29	178	173,339
International Flavors & Fragrances Inc., 4.45%, 09/26/28	35	34,874
Linde Inc./CT
1.10%, 08/10/30	171	144,090
3.20%, 01/30/26	150	147,506
4.70%, 12/05/25	165	165,413
LYB International Finance II BV, 3.50%, 03/02/27	160	155,985
LYB International Finance III LLC
1.25%, 10/01/25	140	134,700
2.25%, 10/01/30	115	100,626
5.50%, 03/01/34	165	169,190
5.63%, 05/15/33	125	131,237
Mosaic Co. (The)
4.05%, 11/15/27	85	83,546
5.38%, 11/15/28	100	102,678
5.45%, 11/15/33	15	15,308
NewMarket Corp., 2.70%, 03/18/31	125	108,865
Nutrien Ltd.
2.95%, 05/13/30	129	118,621
4.00%, 12/15/26	125	123,546
4.20%, 04/01/29	185	182,881
4.90%, 03/27/28	175	177,389
5.20%, 06/21/27	100	102,033
5.40%, 06/21/34	100	101,911
5.95%, 11/07/25	145	146,785
PPG Industries Inc.
1.20%, 03/15/26	200	189,848
2.55%, 06/15/30	55	49,683
2.80%, 08/15/29	65	60,080
3.75%, 03/15/28	120	117,431
Rohm & Haas Co., 7.85%, 07/15/29	40	45,135
RPM International Inc.
2.95%, 01/15/32	100	87,093
3.75%, 03/15/27	129	126,048
4.55%, 03/01/29	112	111,306
Sherwin-Williams Co. (The)
2.20%, 03/15/32	125	106,124
2.30%, 05/15/30	152	135,506
2.95%, 08/15/29	170	158,302
3.45%, 06/01/27	360	350,972
3.95%, 01/15/26	110	108,872
Westlake Corp.
3.38%, 06/15/30	135	126,293
3.60%, 08/15/26	189	185,281
		12,116,396
Security	Par (000)	Value
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30	$240	$203,762
1.70%, 05/15/28	245	225,341
3.38%, 09/15/25	209	206,562
Block Financial LLC
2.50%, 07/15/28	135	123,984
3.88%, 08/15/30	170	161,231
5.25%, 10/01/25	80	80,041
Cintas Corp. No. 2
3.70%, 04/01/27	283	278,830
4.00%, 05/01/32	191	184,673
Cornell University, 4.84%, 06/15/34(b)	100	102,284
Emory University, Series 2020, 2.14%, 09/01/30	100	88,719
Equifax Inc.
2.35%, 09/15/31	220	188,297
2.60%, 12/15/25	84	81,662
3.10%, 05/15/30	185	171,219
4.80%, 09/15/29	80	80,411
5.10%, 12/15/27	195	198,315
5.10%, 06/01/28	185	188,234
Global Payments Inc.
1.20%, 03/01/26	215	203,927
2.15%, 01/15/27	185	175,169
2.90%, 05/15/30	215	193,648
2.90%, 11/15/31	130	113,214
3.20%, 08/15/29	312	289,307
4.45%, 06/01/28	115	113,776
4.80%, 04/01/26	98	97,786
4.95%, 08/15/27	140	141,551
5.30%, 08/15/29	85	86,686
5.40%, 08/15/32	170	173,282
GXO Logistics Inc.
1.65%, 07/15/26	130	122,527
2.65%, 07/15/31	120	100,823
6.25%, 05/06/29	120	125,100
6.50%, 05/06/34	90	93,566
Johns Hopkins University, 4.71%, 07/01/32	65	66,184
Leland Stanford Junior University (The), 1.29%, 06/01/27	45	41,783
Moody's Corp.
2.00%, 08/19/31	80	67,834
3.25%, 01/15/28	120	116,189
4.25%, 02/01/29	135	134,448
4.25%, 08/08/32	85	82,683
5.00%, 08/05/34	100	100,984
PayPal Holdings Inc.
2.30%, 06/01/30	235	210,142
2.65%, 10/01/26	265	256,151
2.85%, 10/01/29	351	326,745
3.90%, 06/01/27	115	114,079
4.40%, 06/01/32	260	258,385
5.15%, 06/01/34	160	164,218
Quanta Services Inc.
2.35%, 01/15/32	220	185,495
2.90%, 10/01/30	240	218,134
4.75%, 08/09/27	100	100,470
5.25%, 08/09/34	100	100,817
RELX Capital Inc.
3.00%, 05/22/30	230	212,799
4.00%, 03/18/29	143	140,585
4.75%, 05/20/32	105	105,242
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
S&P Global Inc.
1.25%, 08/15/30	$165	$139,012
2.45%, 03/01/27	200	191,536
2.50%, 12/01/29	154	140,839
2.70%, 03/01/29	245	228,960
2.90%, 03/01/32	300	269,761
2.95%, 01/22/27	199	192,847
4.25%, 05/01/29	255	254,332
4.75%, 08/01/28	180	182,790
5.25%, 09/15/33	120	125,900
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	158	135,193
UL Solutions Inc., 6.50%, 10/20/28(a)	95	100,479
Verisk Analytics Inc.
4.13%, 03/15/29	175	172,694
5.25%, 06/05/34	85	86,655
5.75%, 04/01/33	125	132,769
Yale University, Series 2020, 1.48%, 04/15/30	170	147,072
		10,098,133
Computers — 0.6%
Amdocs Ltd., 2.54%, 06/15/30	190	167,555
Apple Inc.
0.70%, 02/08/26	545	518,847
1.20%, 02/08/28	610	556,453
1.25%, 08/20/30	310	264,188
1.40%, 08/05/28	495	449,723
1.65%, 05/11/30	373	327,139
1.65%, 02/08/31	610	525,427
1.70%, 08/05/31	210	179,342
2.05%, 09/11/26	420	403,098
2.20%, 09/11/29	414	379,443
2.45%, 08/04/26	513	497,122
2.90%, 09/12/27	461	446,816
3.00%, 06/20/27	197	192,047
3.00%, 11/13/27	285	276,915
3.20%, 05/11/27	445	435,895
3.25%, 02/23/26	734	723,982
3.25%, 08/08/29	215	207,416
3.35%, 02/09/27	472	464,795
3.35%, 08/08/32	285	268,460
4.00%, 05/10/28	305	305,986
4.15%, 05/10/30	120	121,854
4.30%, 05/10/33	210	214,160
Booz Allen Hamilton Inc., 5.95%, 08/04/33	145	153,483
CGI Inc.
1.45%, 09/14/26	175	164,061
2.30%, 09/14/31	100	83,723
Dell Inc., 7.10%, 04/15/28	85	91,479
Dell International LLC/EMC Corp.
4.90%, 10/01/26	417	419,261
5.25%, 02/01/28	205	210,146
5.30%, 10/01/29	382	393,979
5.40%, 04/15/34	165	169,446
5.75%, 02/01/33	235	248,883
6.02%, 06/15/26	361	368,716
6.10%, 07/15/27	145	151,403
6.20%, 07/15/30	182	196,139
DXC Technology Co.
1.80%, 09/15/26	160	150,352
2.38%, 09/15/28	165	148,083
Security	Par (000)	Value
Computers (continued)
Fortinet Inc.
1.00%, 03/15/26	$150	$141,947
2.20%, 03/15/31	155	132,842
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	40	38,065
6.00%, 06/04/29	80	82,975
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	201	192,144
4.90%, 10/15/25	561	560,595
5.25%, 07/01/28	115	117,678
6.10%, 04/01/26	45	45,009
HP Inc.
1.45%, 06/17/26	70	66,288
2.65%, 06/17/31	265	230,735
3.00%, 06/17/27	265	254,523
3.40%, 06/17/30	5	4,692
4.00%, 04/15/29	200	194,932
4.20%, 04/15/32	150	143,070
4.75%, 01/15/28	230	232,538
5.50%, 01/15/33	240	248,585
IBM International Capital Pte Ltd.
4.60%, 02/05/27	170	171,097
4.60%, 02/05/29	160	161,303
4.70%, 02/05/26	165	165,505
4.75%, 02/05/31	160	161,957
4.90%, 02/05/34	235	236,948
International Business Machines Corp.
1.70%, 05/15/27	340	317,302
1.95%, 05/15/30	260	227,378
2.20%, 02/09/27	130	123,540
2.72%, 02/09/32	50	44,354
3.30%, 05/15/26	650	637,608
3.30%, 01/27/27	55	53,728
3.45%, 02/19/26	335	329,971
3.50%, 05/15/29	540	520,094
4.15%, 07/27/27	220	219,190
4.40%, 07/27/32	190	187,456
4.50%, 02/06/26	240	240,145
4.50%, 02/06/28	245	246,897
4.75%, 02/06/33	100	101,064
5.88%, 11/29/32	50	54,303
6.22%, 08/01/27	70	73,538
6.50%, 01/15/28	45	48,207
7.00%, 10/30/25	176	180,710
Kyndryl Holdings Inc.
2.05%, 10/15/26	138	129,743
2.70%, 10/15/28	115	105,029
3.15%, 10/15/31	128	110,924
6.35%, 02/20/34	50	52,661
Leidos Inc.
2.30%, 02/15/31	205	175,508
4.38%, 05/15/30	140	136,273
5.75%, 03/15/33	100	103,924
NetApp Inc.
2.38%, 06/22/27	135	127,510
2.70%, 06/22/30	150	134,847
Teledyne FLIR LLC, 2.50%, 08/01/30	65	57,368
Western Digital Corp.
2.85%, 02/01/29	125	112,049
3.10%, 02/01/32	110	92,534
		19,403,100
59
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	$130	$126,919
3.25%, 08/15/32	135	125,335
4.60%, 03/01/28	66	67,232
4.60%, 03/01/33	121	123,275
4.80%, 03/02/26	141	142,262
Conopco Inc., Series E, 7.25%, 12/15/26	70	74,358
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	160	136,779
2.38%, 12/01/29	180	163,480
2.60%, 04/15/30	155	140,878
3.15%, 03/15/27	115	111,866
4.38%, 05/15/28	50	50,229
4.65%, 05/15/33	110	109,748
5.00%, 02/14/34	80	81,604
Haleon U.S. Capital LLC
3.38%, 03/24/27	350	341,608
3.38%, 03/24/29	260	248,584
3.63%, 03/24/32	480	445,942
Kenvue Inc.
4.90%, 03/22/33	320	327,426
5.00%, 03/22/30	270	279,539
5.05%, 03/22/28	280	287,729
5.35%, 03/22/26	165	167,397
Procter & Gamble Co. (The)
0.55%, 10/29/25	175	167,817
1.00%, 04/23/26	210	199,709
1.20%, 10/29/30	295	249,321
1.90%, 02/01/27	265	251,916
1.95%, 04/23/31	185	162,803
2.30%, 02/01/32(b)	99	88,208
2.45%, 11/03/26	240	232,083
2.70%, 02/02/26	114	111,494
2.80%, 03/25/27	118	114,498
2.85%, 08/11/27	213	206,486
3.00%, 03/25/30	336	318,763
3.95%, 01/26/28	120	119,697
4.05%, 01/26/33	290	287,390
4.10%, 01/26/26	175	174,836
4.35%, 01/29/29	185	187,991
4.55%, 01/29/34	165	168,168
Unilever Capital Corp.
1.38%, 09/14/30	125	105,540
1.75%, 08/12/31	170	143,971
2.00%, 07/28/26	180	173,013
2.13%, 09/06/29	165	149,511
2.90%, 05/05/27	255	246,850
3.50%, 03/22/28	105	102,511
4.25%, 08/12/27	100	100,366
4.63%, 08/12/34	100	100,199
4.88%, 09/08/28	100	102,451
5.00%, 12/08/33	110	113,913
5.90%, 11/15/32	158	173,557
		8,105,252
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	108,138
6.25%, 06/15/33	115	120,890
		229,028
Security	Par (000)	Value
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	$270	$258,565
2.45%, 10/29/26	845	805,663
3.00%, 10/29/28	822	769,352
3.30%, 01/30/32	890	792,026
3.40%, 10/29/33	310	270,284
3.65%, 07/21/27	250	243,260
3.88%, 01/23/28	180	175,394
4.45%, 10/01/25	160	159,116
4.45%, 04/03/26	160	158,936
4.63%, 10/15/27	165	164,667
5.10%, 01/19/29	185	187,676
5.30%, 01/19/34	165	167,170
5.75%, 06/06/28	250	258,694
6.10%, 01/15/27	235	241,995
6.15%, 09/30/30	250	266,574
6.45%, 04/15/27	335	348,827
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	150	154,875
Affiliated Managers Group Inc.
3.30%, 06/15/30	145	133,202
5.50%, 08/20/34	90	89,192
Air Lease Corp.
1.88%, 08/15/26	325	307,942
2.10%, 09/01/28	95	85,948
2.20%, 01/15/27	145	137,085
2.88%, 01/15/26	365	355,157
2.88%, 01/15/32	185	160,171
3.00%, 02/01/30	185	168,946
3.13%, 12/01/30	205	185,259
3.25%, 10/01/29	130	120,939
3.63%, 04/01/27	160	156,110
3.63%, 12/01/27	150	145,321
3.75%, 06/01/26	194	190,582
4.63%, 10/01/28	130	129,365
5.10%, 03/01/29	125	127,045
5.20%, 07/15/31	85	85,623
5.30%, 06/25/26	75	75,886
5.30%, 02/01/28	200	203,976
5.85%, 12/15/27	125	129,466
Aircastle Ltd., 4.25%, 06/15/26	195	192,299
Ally Financial Inc.
2.20%, 11/02/28	190	170,622
4.75%, 06/09/27	211	210,205
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	155	157,838
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	140	148,111
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	140	148,538
7.10%, 11/15/27	180	191,269
8.00%, 11/01/31	565	644,934
American Express Co.
1.65%, 11/04/26	270	254,460
2.55%, 03/04/27	423	404,795
3.13%, 05/20/26	200	195,313
3.30%, 05/03/27	385	374,751
4.05%, 05/03/29	240	238,952
4.20%, 11/06/25	234	233,047
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	280	272,933
4.90%, 02/13/26	315	316,373
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	200	200,205
5.04%, 07/26/28, (1-day SOFR +0.930%)(c)	135	136,911
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	305	308,218
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	$215	$217,816
5.28%, 07/27/29, (1-day SOFR + 1.280%)(c)	355	364,581
5.28%, 07/26/35, (1-day SOFR +1.420%)(c)	355	363,022
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	300	305,016
5.53%, 04/25/30, (1-day SOFR +1.090%)(c)	320	332,385
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	110	114,200
5.65%, 04/23/27, (1-day SOFR +0.750%)(c)	320	324,930
5.85%, 11/05/27	400	418,215
5.92%, 04/25/35, (1-day SOFR +1.630%)(c)	75	78,964
6.34%, 10/30/26, (1-day SOFR + 1.330%)(c)	215	218,678
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	210	230,573
American Express Credit Corp., 3.30%, 05/03/27	35	34,277
Ameriprise Financial Inc.
2.88%, 09/15/26	172	166,975
4.50%, 05/13/32	110	109,212
5.15%, 05/15/33	185	190,493
5.70%, 12/15/28	125	131,444
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	10,972
Apollo Global Management Inc., 6.38%, 11/15/33	110	121,082
Ares Management Corp., 6.38%, 11/10/28	25	26,688
BGC Group Inc.
6.60%, 06/10/29(a)	95	97,570
8.00%, 05/25/28	40	43,119
Blue Owl Finance LLC, 6.25%, 04/18/34(a)	225	233,189
Brookfield Capital Finance LLC, 6.09%, 06/14/33	125	133,433
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	111	93,656
Brookfield Finance Inc.
2.72%, 04/15/31	125	110,630
3.90%, 01/25/28	242	236,544
4.25%, 06/02/26	130	128,965
4.35%, 04/15/30	164	161,045
4.85%, 03/29/29	225	227,578
6.35%, 01/05/34	145	157,839
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	255	240,103
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	242	194,700
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	100	84,189
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	380	354,065
3.65%, 05/11/27	231	225,402
3.75%, 07/28/26	374	366,569
3.75%, 03/09/27	308	301,676
3.80%, 01/31/28	395	383,599
4.20%, 10/29/25	350	346,224
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	350	351,730
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	235	237,381
5.27%, 05/10/33, (1-day SOFR + 2.370%)(c)	245	243,954
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	175	178,065
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	250	254,379
5.70%, 02/01/30, (1-day SOFR + 1.905%)(c)	215	221,430
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	255	260,509
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	225	230,743
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	220	228,332
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	195	204,005
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	380	403,372
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	185	193,999
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	385	434,572
Cboe Global Markets Inc.
1.63%, 12/15/30	190	161,400
3.00%, 03/16/32	120	108,030
Security	Par (000)	Value
Diversified Financial Services (continued)
3.65%, 01/12/27	$215	$211,303
Charles Schwab Corp. (The)
0.90%, 03/11/26	355	335,616
1.15%, 05/13/26	235	222,073
1.65%, 03/11/31	205	170,578
1.95%, 12/01/31	200	166,824
2.00%, 03/20/28	325	299,616
2.30%, 05/13/31	200	173,541
2.45%, 03/03/27	400	381,003
2.75%, 10/01/29	85	78,324
2.90%, 03/03/32	280	247,965
3.20%, 03/02/27	229	222,168
3.20%, 01/25/28	190	182,615
3.25%, 05/22/29	170	161,694
3.30%, 04/01/27	176	170,978
3.45%, 02/13/26	140	137,754
4.00%, 02/01/29	176	173,198
4.63%, 03/22/30	170	171,767
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	190	196,585
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	240	252,778
5.88%, 08/24/26	125	128,118
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	315	338,573
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	240	254,333
CI Financial Corp., 3.20%, 12/17/30	215	177,430
CME Group Inc.
2.65%, 03/15/32	173	154,106
3.75%, 06/15/28	138	136,256
Credit Suisse USA LLC, 7.13%, 07/15/32	90	102,721
Discover Financial Services
4.10%, 02/09/27	204	200,433
4.50%, 01/30/26	193	191,930
6.70%, 11/29/32	155	168,790
7.96%, 11/02/34, (1-day SOFR + 3.370%)(c)	185	214,171
Eaton Vance Corp., 3.50%, 04/06/27	40	39,097
Enact Holdings Inc., 6.25%, 05/28/29	105	108,328
Franklin Resources Inc., 1.60%, 10/30/30	155	129,919
Intercontinental Exchange Inc.
1.85%, 09/15/32	365	297,640
2.10%, 06/15/30	321	283,003
3.10%, 09/15/27	85	82,030
3.75%, 12/01/25	375	371,246
3.75%, 09/21/28	150	146,587
4.00%, 09/15/27	290	287,526
4.35%, 06/15/29	300	299,405
4.60%, 03/15/33	335	334,181
5.25%, 06/15/31	145	150,896
Invesco Finance PLC, 3.75%, 01/15/26	165	163,044
Jefferies Financial Group Inc.
2.63%, 10/15/31	300	255,289
2.75%, 10/15/32	140	117,165
4.15%, 01/23/30	300	288,549
4.85%, 01/15/27	230	230,495
5.88%, 07/21/28	215	222,691
6.20%, 04/14/34	275	289,460
6.45%, 06/08/27	90	94,211
Lazard Group LLC
3.63%, 03/01/27	80	78,024
4.38%, 03/11/29	109	106,804
4.50%, 09/19/28	115	113,604
6.00%, 03/15/31	85	88,762
Legg Mason Inc., 4.75%, 03/15/26	118	118,380
61
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
LPL Holdings Inc.
5.70%, 05/20/27	$40	$40,773
6.00%, 05/20/34	90	92,486
6.75%, 11/17/28	120	128,011
Mastercard Inc.
1.90%, 03/15/31	150	130,229
2.00%, 11/18/31	175	149,830
2.95%, 11/21/26	188	183,104
2.95%, 06/01/29	265	251,626
3.30%, 03/26/27	245	240,169
3.35%, 03/26/30	327	313,075
3.50%, 02/26/28	120	117,463
4.85%, 03/09/33	170	175,046
4.88%, 03/09/28	155	159,422
4.88%, 05/09/34	205	210,335
Nasdaq Inc.
1.65%, 01/15/31	180	150,881
3.85%, 06/30/26	165	163,296
5.35%, 06/28/28	230	237,514
5.55%, 02/15/34	310	322,834
Nomura Holdings Inc.
1.65%, 07/14/26	280	263,960
2.17%, 07/14/28	205	185,910
2.33%, 01/22/27	270	255,133
2.61%, 07/14/31	275	235,126
2.68%, 07/16/30	290	256,128
2.71%, 01/22/29	115	105,380
3.00%, 01/22/32	245	212,446
3.10%, 01/16/30	230	209,955
5.39%, 07/06/27	200	203,452
5.59%, 07/02/27	200	204,242
5.61%, 07/06/29	215	221,647
5.71%, 01/09/26	40	40,375
5.78%, 07/03/34	200	207,430
5.84%, 01/18/28	15	15,459
6.07%, 07/12/28	200	208,600
6.09%, 07/12/33	205	218,582
6.18%, 01/18/33	30	31,977
ORIX Corp.
2.25%, 03/09/31	60	51,394
3.70%, 07/18/27	75	73,227
4.00%, 04/13/32	112	105,622
5.00%, 09/13/27	197	199,090
5.20%, 09/13/32	122	124,395
Private Export Funding Corp.
1.75%, 11/15/24	105	104,203
Series PP, 1.40%, 07/15/28	133	120,671
Radian Group Inc.
4.88%, 03/15/27	140	139,378
6.20%, 05/15/29	125	130,280
Raymond James Financial Inc., 4.65%, 04/01/30	199	201,297
Stifel Financial Corp., 4.00%, 05/15/30	150	142,577
Synchrony Financial
2.88%, 10/28/31	90	75,790
3.70%, 08/04/26	129	126,036
3.95%, 12/01/27	290	279,455
5.15%, 03/19/29	185	184,219
5.94%, 08/02/30, (1-day SOFR + 2.130%)(c)	100	101,816
TPG Operating Group II LP, 5.88%, 03/05/34	115	121,122
Visa Inc.
0.75%, 08/15/27	170	155,648
Security	Par (000)	Value
Diversified Financial Services (continued)
1.10%, 02/15/31	$255	$210,719
1.90%, 04/15/27	311	294,741
2.05%, 04/15/30	339	303,437
2.75%, 09/15/27	151	145,357
3.15%, 12/14/25	879	865,677
Voya Financial Inc.
3.65%, 06/15/26	170	167,116
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(c)	75	66,280
Western Union Co. (The)
1.35%, 03/15/26	175	165,907
2.75%, 03/15/31	100	86,068
		46,404,577
Electric — 2.1%
AEP Texas Inc.
3.95%, 06/01/28	130	126,782
4.70%, 05/15/32	160	157,659
5.40%, 06/01/33	85	85,852
5.45%, 05/15/29	150	155,249
5.70%, 05/15/34	90	93,147
Series I, 2.10%, 07/01/30	162	140,818
AEP Transmission Co. LLC
3.10%, 12/01/26	40	38,846
5.15%, 04/01/34	60	61,049
AES Corp. (The)
1.38%, 01/15/26	230	219,145
2.45%, 01/15/31	255	217,446
5.45%, 06/01/28	185	188,499
Alabama Power Co.
3.05%, 03/15/32	55	49,446
3.75%, 09/01/27	75	74,005
3.94%, 09/01/32	125	119,000
5.85%, 11/15/33	95	102,270
Series 20-A, 1.45%, 09/15/30	175	147,838
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	45	45,331
Ameren Corp.
1.75%, 03/15/28	115	104,562
1.95%, 03/15/27	120	112,458
3.50%, 01/15/31	164	152,621
3.65%, 02/15/26	125	123,200
5.00%, 01/15/29	170	172,493
5.70%, 12/01/26	150	153,431
Ameren Illinois Co.
1.55%, 11/15/30	90	76,038
3.80%, 05/15/28	148	145,273
3.85%, 09/01/32	145	136,929
4.95%, 06/01/33	5	5,056
American Electric Power Co. Inc.
2.30%, 03/01/30	123	108,982
3.20%, 11/13/27	40	38,366
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	150	139,599
5.20%, 01/15/29	235	240,819
5.63%, 03/01/33	236	245,988
5.75%, 11/01/27	165	171,057
5.95%, 11/01/32	52	55,389
Series J, 4.30%, 12/01/28	169	167,097
Series N, 1.00%, 11/01/25	55	52,562
Appalachian Power Co.
4.50%, 08/01/32	110	105,884
5.65%, 04/01/34	75	77,593
Series AA, 2.70%, 04/01/31	130	114,385
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series X, 3.30%, 06/01/27	$10	$9,680
Arizona Public Service Co.
2.20%, 12/15/31	195	162,652
2.60%, 08/15/29	109	99,965
2.95%, 09/15/27	105	100,306
5.55%, 08/01/33	60	61,696
5.70%, 08/15/34	70	72,815
6.35%, 12/15/32	85	92,290
Atlantic City Electric Co.
2.30%, 03/15/31	70	60,459
4.00%, 10/15/28	105	103,583
Avangrid Inc., 3.80%, 06/01/29	212	204,171
Baltimore Gas & Electric Co.
2.25%, 06/15/31	142	122,735
2.40%, 08/15/26	75	72,140
5.30%, 06/01/34	55	56,805
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	175	145,122
3.25%, 04/15/28	180	173,687
3.70%, 07/15/30	275	264,764
Black Hills Corp.
2.50%, 06/15/30	100	87,929
3.05%, 10/15/29	152	140,420
3.15%, 01/15/27	25	24,164
3.95%, 01/15/26	90	88,919
4.35%, 05/01/33	25	23,509
5.95%, 03/15/28	155	161,844
6.15%, 05/15/34	100	106,008
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33	170	170,958
5.15%, 03/01/34	100	102,244
5.20%, 10/01/28	105	107,837
Series AA, 3.00%, 02/01/27	130	126,085
Series AE, 2.35%, 04/01/31	30	26,032
Series AG, 3.00%, 03/01/32	10	8,851
Series ai., 4.45%, 10/01/32	154	151,213
Series K2, 6.95%, 03/15/33	45	51,395
Series Z, 2.40%, 09/01/26	100	96,033
CenterPoint Energy Inc.
1.45%, 06/01/26	115	108,660
2.65%, 06/01/31	95	82,908
2.95%, 03/01/30	75	68,494
5.25%, 08/10/26	75	75,857
5.40%, 06/01/29	125	128,548
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(c)	50	50,455
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	160	156,756
CMS Energy Corp.
3.00%, 05/15/26	110	106,752
3.45%, 08/15/27	105	102,397
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	50	42,315
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	100	94,034
Commonwealth Edison Co.
2.20%, 03/01/30	75	66,810
2.55%, 06/15/26	105	101,696
3.15%, 03/15/32	110	99,549
3.70%, 08/15/28	205	200,176
4.90%, 02/01/33	95	96,206
5.30%, 06/01/34	45	46,589
Series 122, 2.95%, 08/15/27	175	168,694
Security	Par (000)	Value
Electric (continued)
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	$100	$100,845
4.90%, 07/01/33	50	50,458
4.95%, 08/15/34	75	75,449
Series A, 0.75%, 12/01/25	55	52,481
Series A, 2.05%, 07/01/31	160	135,799
Series A, 3.20%, 03/15/27	70	68,120
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	220	193,188
3.80%, 05/15/28	50	49,044
5.20%, 03/01/33	155	159,990
5.38%, 05/15/34	75	78,182
5.50%, 03/15/34	100	105,272
Series 20A, 3.35%, 04/01/30	175	166,607
Series B, 3.13%, 11/15/27	85	81,835
Series D, 4.00%, 12/01/28	116	114,990
Constellation Energy Generation LLC
5.60%, 03/01/28	110	114,016
5.80%, 03/01/33	115	120,839
6.13%, 01/15/34	95	102,073
Consumers Energy Co.
3.60%, 08/15/32	85	78,922
3.80%, 11/15/28	108	105,893
4.60%, 05/30/29	135	136,554
4.63%, 05/15/33	170	169,025
4.65%, 03/01/28	135	136,500
4.70%, 01/15/30	50	50,677
4.90%, 02/15/29	140	143,279
Dominion Energy Inc.
3.90%, 10/01/25	189	187,166
4.25%, 06/01/28	149	147,425
4.35%, 08/15/32	105	102,180
5.38%, 11/15/32	215	221,510
Series A, 1.45%, 04/15/26	165	156,779
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	150	156,598
Series B, 3.60%, 03/15/27	50	48,821
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	200	213,594
Series C, 2.25%, 08/15/31	175	148,701
Series C, 3.38%, 04/01/30	350	327,609
Series D, 2.85%, 08/15/26	102	98,668
Series E, 6.30%, 03/15/33	15	16,258
Series F, 5.25%, 08/01/33	125	126,743
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	40	41,299
6.63%, 02/01/32	55	61,159
Series A, 2.30%, 12/01/31	110	93,965
DTE Electric Co.
2.25%, 03/01/30	205	183,405
4.85%, 12/01/26	80	81,123
5.20%, 04/01/33	135	139,374
5.20%, 03/01/34	105	108,356
Series A, 1.90%, 04/01/28	180	165,571
Series A, 3.00%, 03/01/32	123	110,750
Series C, 2.63%, 03/01/31	95	84,867
DTE Energy Co.
2.85%, 10/01/26	145	140,222
2.95%, 03/01/30	109	99,666
4.88%, 06/01/28	175	176,970
4.95%, 07/01/27	175	176,914
63
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.10%, 03/01/29	$185	$188,696
5.85%, 06/01/34	195	205,554
Series C, 3.40%, 06/15/29	119	112,875
Duke Energy Carolinas LLC
2.45%, 08/15/29	92	84,152
2.45%, 02/01/30	130	117,550
2.55%, 04/15/31	157	138,671
2.85%, 03/15/32	110	97,730
2.95%, 12/01/26	110	106,779
3.95%, 11/15/28	165	163,095
4.85%, 01/15/34	100	100,437
4.95%, 01/15/33	270	274,409
6.45%, 10/15/32	65	71,760
Series A, 6.00%, 12/01/28	40	42,448
Duke Energy Corp.
0.90%, 09/15/25	187	179,888
2.45%, 06/01/30	170	151,939
2.55%, 06/15/31	235	203,892
2.65%, 09/01/26	315	303,834
3.15%, 08/15/27	170	163,955
3.40%, 06/15/29	150	142,542
4.30%, 03/15/28	225	223,726
4.50%, 08/15/32	285	277,645
4.85%, 01/05/27	115	116,179
4.85%, 01/05/29	105	106,567
5.00%, 12/08/25	50	50,206
5.00%, 12/08/27	155	157,884
5.45%, 06/15/34	165	170,000
5.75%, 09/15/33	150	158,605
Duke Energy Florida LLC
1.75%, 06/15/30	100	86,183
2.40%, 12/15/31	165	142,076
2.50%, 12/01/29	165	151,155
3.20%, 01/15/27	45	43,873
3.80%, 07/15/28	173	170,416
5.88%, 11/15/33	140	150,886
Duke Energy Indiana LLC, 5.25%, 03/01/34	90	93,083
Duke Energy Ohio Inc.
2.13%, 06/01/30	125	109,811
3.65%, 02/01/29	120	116,384
5.25%, 04/01/33	80	82,332
Duke Energy Progress LLC
2.00%, 08/15/31	160	135,050
3.40%, 04/01/32	130	119,319
3.45%, 03/15/29	126	121,453
3.70%, 09/01/28	145	142,061
5.10%, 03/15/34	75	77,228
5.25%, 03/15/33	140	144,972
Edison International
4.13%, 03/15/28	157	153,791
5.25%, 11/15/28	135	137,379
5.45%, 06/15/29	100	102,823
5.75%, 06/15/27	157	160,878
6.95%, 11/15/29	155	169,596
Emera U.S. Finance LP
2.64%, 06/15/31	130	111,643
3.55%, 06/15/26	195	190,113
Enel Americas SA, 4.00%, 10/25/26	150	147,504
Enel Chile SA, 4.88%, 06/12/28	235	232,257
Entergy Arkansas LLC
3.50%, 04/01/26	206	203,098
Security	Par (000)	Value
Electric (continued)
4.00%, 06/01/28	$54	$53,275
5.15%, 01/15/33	163	166,868
5.30%, 09/15/33	100	102,613
5.45%, 06/01/34	70	72,956
Entergy Corp.
0.90%, 09/15/25	55	52,950
1.90%, 06/15/28	155	140,831
2.40%, 06/15/31	180	153,966
2.80%, 06/15/30	175	158,345
2.95%, 09/01/26	127	123,103
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	100	101,791
Entergy Louisiana LLC
1.60%, 12/15/30	90	75,374
2.35%, 06/15/32	65	55,009
2.40%, 10/01/26	90	86,266
3.05%, 06/01/31	97	87,553
3.12%, 09/01/27	80	77,185
3.25%, 04/01/28	150	143,801
4.00%, 03/15/33	145	135,772
5.15%, 09/15/34	55	55,539
5.35%, 03/15/34	110	113,163
Entergy Mississippi LLC
2.85%, 06/01/28	110	103,735
5.00%, 09/01/33	45	45,220
Entergy Texas Inc.
1.75%, 03/15/31	175	145,955
4.00%, 03/30/29	123	120,879
Evergy Inc., 2.90%, 09/15/29	155	142,354
Evergy Kansas Central Inc.
2.55%, 07/01/26	105	101,588
3.10%, 04/01/27	100	96,736
5.90%, 11/15/33	65	69,359
Evergy Metro Inc.
4.95%, 04/15/33	80	80,712
5.40%, 04/01/34	70	72,000
Series 2020, 2.25%, 06/01/30	75	66,330
Eversource Energy
2.55%, 03/15/31	80	69,078
2.90%, 03/01/27	150	143,916
3.38%, 03/01/32	160	143,158
4.60%, 07/01/27	175	174,948
4.75%, 05/15/26	60	60,058
5.00%, 01/01/27	75	75,667
5.13%, 05/15/33	195	195,307
5.45%, 03/01/28	295	302,424
5.50%, 01/01/34	125	127,661
5.85%, 04/15/31	150	157,646
5.95%, 02/01/29	190	199,232
5.95%, 07/15/34	175	184,257
Series M, 3.30%, 01/15/28	115	109,972
Series O, 4.25%, 04/01/29	120	117,776
Series R, 1.65%, 08/15/30	129	108,481
Series U, 1.40%, 08/15/26	130	122,124
Exelon Corp.
2.75%, 03/15/27	105	100,837
3.35%, 03/15/32	155	141,132
3.40%, 04/15/26	247	242,606
4.05%, 04/15/30	334	325,572
5.15%, 03/15/28	165	168,437
5.15%, 03/15/29	45	46,165
5.30%, 03/15/33	200	205,047
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 03/15/34	$140	$144,665
FirstEnergy Corp.
2.65%, 03/01/30	80	72,251
Series A, 1.60%, 01/15/26	60	57,395
Series B, 2.25%, 09/01/30	25	21,737
Series B, 3.90%, 07/15/27	315	308,904
Florida Power & Light Co.
2.45%, 02/03/32	320	278,506
3.13%, 12/01/25	150	147,624
4.40%, 05/15/28	220	221,260
4.45%, 05/15/26	100	100,185
4.63%, 05/15/30	75	76,161
4.80%, 05/15/33	95	95,888
5.05%, 04/01/28	250	256,062
5.10%, 04/01/33	200	206,099
5.15%, 06/15/29	220	227,708
5.30%, 06/15/34	205	213,553
5.63%, 04/01/34	65	69,714
Series A, 3.30%, 05/30/27	140	136,194
Fortis Inc./Canada, 3.06%, 10/04/26	285	274,997
Georgia Power Co.
3.25%, 04/01/26	110	107,889
3.25%, 03/30/27	142	138,552
4.65%, 05/16/28	250	252,557
4.70%, 05/15/32	185	185,513
4.95%, 05/17/33	220	222,551
5.00%, 02/23/27	95	96,537
5.25%, 03/15/34	200	206,311
Series B, 2.65%, 09/15/29	194	179,112
Idaho Power Co., 5.20%, 08/15/34	50	50,837
Indiana Michigan Power Co., 3.85%, 05/15/28	20	19,501
Interstate Power & Light Co.
2.30%, 06/01/30	35	30,894
3.60%, 04/01/29	15	14,458
4.10%, 09/26/28	155	152,775
5.70%, 10/15/33	80	83,851
IPALCO Enterprises Inc.
4.25%, 05/01/30	102	97,731
5.75%, 04/01/34	75	77,224
ITC Holdings Corp.
3.25%, 06/30/26	115	112,163
3.35%, 11/15/27	100	96,415
Kentucky Utilities Co., 5.45%, 04/15/33	50	52,115
Louisville Gas & Electric Co.
5.45%, 04/15/33	80	83,301
Series 25, 3.30%, 10/01/25	40	39,429
MidAmerican Energy Co.
3.10%, 05/01/27	58	56,337
3.65%, 04/15/29	214	208,200
5.35%, 01/15/34	115	120,388
6.75%, 12/30/31	15	17,193
Mississippi Power Co., 3.95%, 03/30/28	82	80,522
National Grid PLC
5.42%, 01/11/34	170	173,820
5.60%, 06/12/28	15	15,520
5.81%, 06/12/33	175	183,536
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	45	42,320
1.35%, 03/15/31	170	139,176
1.65%, 06/15/31	130	107,287
2.40%, 03/15/30	120	107,470
Security	Par (000)	Value
Electric (continued)
2.75%, 04/15/32	$45	$39,647
3.05%, 04/25/27	103	99,664
3.25%, 11/01/25	120	118,014
3.40%, 02/07/28	75	72,834
3.70%, 03/15/29	180	174,605
3.90%, 11/01/28	115	112,601
4.02%, 11/01/32	200	189,980
4.15%, 12/15/32	140	134,370
4.45%, 03/13/26	70	69,985
4.80%, 02/05/27	110	111,293
4.80%, 03/15/28	125	126,742
4.85%, 02/07/29	105	106,953
5.00%, 02/07/31	105	108,292
5.00%, 08/15/34	50	50,271
5.05%, 09/15/28	95	97,116
5.10%, 05/06/27	50	50,956
5.15%, 06/15/29	55	56,738
5.45%, 10/30/25	155	156,441
5.60%, 11/13/26	90	92,122
5.80%, 01/15/33	155	165,590
Series C, 8.00%, 03/01/32	25	29,737
Nevada Power Co.
Series CC, 3.70%, 05/01/29	152	147,515
Series DD, 2.40%, 05/01/30	87	77,546
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	295	278,016
1.90%, 06/15/28	395	359,835
2.25%, 06/01/30	411	363,036
2.44%, 01/15/32	265	225,906
2.75%, 11/01/29	299	275,920
3.50%, 04/01/29	208	199,000
3.55%, 05/01/27	396	386,675
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	50	46,716
4.63%, 07/15/27	250	251,691
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(c)	105	97,752
4.90%, 02/28/28	315	319,152
4.90%, 03/15/29	240	243,951
4.95%, 01/29/26	285	286,439
5.00%, 02/28/30	150	153,804
5.00%, 07/15/32	250	253,513
5.05%, 02/28/33	250	252,031
5.25%, 03/15/34	265	269,615
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(c)	50	48,779
5.75%, 09/01/25	85	85,692
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	200	204,039
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	200	210,242
Northern States Power Co./MN, 2.25%, 04/01/31	117	101,753
NSTAR Electric Co.
1.95%, 08/15/31	40	33,726
3.20%, 05/15/27	195	189,176
3.25%, 05/15/29	100	95,144
3.95%, 04/01/30	40	39,011
5.40%, 06/01/34	80	83,529
OGE Energy Corp., 5.45%, 05/15/29	85	87,918
Ohio Power Co.
5.00%, 06/01/33	40	40,008
5.65%, 06/01/34	70	72,854
Series P, 2.60%, 04/01/30	115	103,116
Series Q, 1.63%, 01/15/31	125	103,198
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	55	51,517
65
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.30%, 03/15/30	$40	$37,424
3.80%, 08/15/28	85	82,897
5.40%, 01/15/33	115	119,669
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	205	196,331
2.75%, 05/15/30	220	201,102
3.70%, 11/15/28	120	117,008
4.15%, 06/01/32	115	110,993
4.30%, 05/15/28	25	24,918
4.55%, 09/15/32	145	143,392
5.65%, 11/15/33	195	207,172
5.75%, 03/15/29	90	94,805
7.00%, 05/01/32	50	57,000
7.25%, 01/15/33	15	17,615
Pacific Gas and Electric Co.
2.10%, 08/01/27	232	215,493
2.50%, 02/01/31	478	410,773
2.95%, 03/01/26	130	126,173
3.00%, 06/15/28	170	159,625
3.15%, 01/01/26	458	446,999
3.25%, 06/01/31	227	202,999
3.30%, 03/15/27	86	83,001
3.30%, 12/01/27	235	224,242
3.75%, 07/01/28	210	202,083
4.20%, 03/01/29	95	92,364
4.40%, 03/01/32	115	109,240
4.55%, 07/01/30	665	650,737
4.65%, 08/01/28	105	104,305
5.45%, 06/15/27	135	137,074
5.55%, 05/15/29	180	185,263
5.80%, 05/15/34	190	195,860
5.90%, 06/15/32	138	143,177
6.10%, 01/15/29	165	172,608
6.15%, 01/15/33	175	184,406
6.40%, 06/15/33	250	267,542
6.95%, 03/15/34	100	111,672
PacifiCorp
2.70%, 09/15/30	115	103,187
3.50%, 06/15/29	93	88,824
5.10%, 02/15/29	110	112,780
5.30%, 02/15/31	140	143,572
5.45%, 02/15/34	220	225,162
7.70%, 11/15/31	40	46,923
PECO Energy Co.
3.15%, 10/15/25	15	14,762
4.90%, 06/15/33	176	178,245
Potomac Electric Power Co., 5.20%, 03/15/34	75	77,487
PPL Capital Funding Inc.
3.10%, 05/15/26	187	182,149
4.13%, 04/15/30	10	9,723
PPL Electric Utilities Corp.
4.85%, 02/15/34	105	105,908
5.00%, 05/15/33	220	223,215
Progress Energy Inc.
7.00%, 10/30/31	50	56,329
7.75%, 03/01/31	155	179,342
Public Service Co. of Colorado
1.88%, 06/15/31	195	162,909
3.70%, 06/15/28	107	104,355
4.10%, 06/01/32	55	52,869
5.35%, 05/15/34	85	87,955
Security	Par (000)	Value
Electric (continued)
Series 35, 1.90%, 01/15/31	$90	$76,075
Public Service Co. of New Hampshire
5.35%, 10/01/33	160	166,970
Series V, 2.20%, 06/15/31	65	55,707
Public Service Co. of Oklahoma
5.25%, 01/15/33	145	146,998
Series J, 2.20%, 08/15/31	65	54,736
Public Service Electric & Gas Co.
0.95%, 03/15/26	105	99,500
1.90%, 08/15/31	210	176,132
2.25%, 09/15/26	76	72,819
2.45%, 01/15/30	55	49,672
3.00%, 05/15/27	130	125,647
3.10%, 03/15/32	70	63,384
3.20%, 05/15/29	85	80,814
3.65%, 09/01/28	110	107,120
3.70%, 05/01/28	127	124,149
4.65%, 03/15/33	155	154,616
4.85%, 08/01/34	75	75,580
4.90%, 12/15/32	105	106,979
5.20%, 08/01/33	5	5,174
5.20%, 03/01/34	125	129,231
Public Service Enterprise Group Inc.
1.60%, 08/15/30	170	143,258
2.45%, 11/15/31	75	64,415
5.20%, 04/01/29	115	118,033
5.45%, 04/01/34	100	102,846
5.85%, 11/15/27	30	31,171
5.88%, 10/15/28	185	193,451
6.13%, 10/15/33	135	145,213
Puget Energy Inc.
2.38%, 06/15/28	122	111,238
4.10%, 06/15/30	120	114,363
4.22%, 03/15/32	115	106,128
Puget Sound Energy Inc., 5.33%, 06/15/34	50	51,568
San Diego Gas & Electric Co.
2.50%, 05/15/26	185	179,835
4.95%, 08/15/28	130	132,664
Series VVV, 1.70%, 10/01/30	245	209,271
Series XXX, 3.00%, 03/15/32	105	93,975
Sempra
3.25%, 06/15/27	253	244,546
3.40%, 02/01/28	344	331,411
3.70%, 04/01/29	180	173,421
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	200	187,373
5.40%, 08/01/26	185	187,788
5.50%, 08/01/33	190	196,403
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	150	151,828
Sierra Pacific Power Co., 2.60%, 05/01/26	170	164,676
Southern California Edison Co.
2.25%, 06/01/30	110	97,056
2.75%, 02/01/32	15	13,127
2.85%, 08/01/29	149	137,881
4.88%, 02/01/27	130	131,266
4.90%, 06/01/26	104	104,505
5.15%, 06/01/29	140	143,875
5.20%, 06/01/34	200	203,294
5.30%, 03/01/28	40	41,034
5.35%, 03/01/26	135	136,584
5.45%, 06/01/31	110	114,601
5.65%, 10/01/28	100	104,167
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.85%, 11/01/27	$255	$265,558
5.95%, 11/01/32	165	176,934
6.00%, 01/15/34	60	64,720
6.65%, 04/01/29	93	100,210
Series 2020-C, 1.20%, 02/01/26	65	61,867
Series A, 4.20%, 03/01/29	139	137,223
Series B, 3.65%, 03/01/28	73	71,080
Series D, 4.70%, 06/01/27	175	176,781
Series G, 2.50%, 06/01/31	135	118,297
Southern Co. (The)
3.25%, 07/01/26	420	410,261
4.85%, 06/15/28	135	137,029
5.11%, 08/01/27	230	233,627
5.15%, 10/06/25	135	135,513
5.20%, 06/15/33	175	178,942
5.50%, 03/15/29	205	213,355
5.70%, 10/15/32	140	147,856
5.70%, 03/15/34	245	258,786
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	100	95,137
Series 21-B, 1.75%, 03/15/28	100	90,916
Series A, 3.70%, 04/30/30	229	218,652
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	100	97,769
Southern Power Co.
0.90%, 01/15/26	161	153,078
4.15%, 12/01/25	115	114,136
Southwestern Electric Power Co.
5.30%, 04/01/33	75	76,115
Series K, 2.75%, 10/01/26	95	91,379
Series M, 4.10%, 09/15/28	145	142,287
Series N, 1.65%, 03/15/26	115	110,111
System Energy Resources Inc., 6.00%, 04/15/28	75	78,302
Tampa Electric Co.
2.40%, 03/15/31	155	134,518
4.90%, 03/01/29	100	101,942
Tucson Electric Power Co.
1.50%, 08/01/30	85	71,665
3.25%, 05/15/32	10	9,018
5.20%, 09/15/34	50	50,157
Union Electric Co.
2.15%, 03/15/32	130	109,280
2.95%, 06/15/27	170	164,038
2.95%, 03/15/30	131	121,049
3.50%, 03/15/29	118	113,993
5.20%, 04/01/34	125	128,238
Virginia Electric & Power Co.
2.30%, 11/15/31	175	149,465
2.40%, 03/30/32	140	119,881
5.00%, 04/01/33	235	236,977
5.00%, 01/15/34	115	115,810
5.05%, 08/15/34	130	130,926
5.30%, 08/15/33	135	138,599
Series A, 2.88%, 07/15/29	155	144,317
Series A, 3.15%, 01/15/26	185	181,468
Series A, 3.50%, 03/15/27	125	122,408
Series A, 3.80%, 04/01/28	195	191,196
Series B, 2.95%, 11/15/26	100	97,057
Series B, 3.75%, 05/15/27	140	137,747
WEC Energy Group Inc.
1.38%, 10/15/27	60	54,665
Security	Par (000)	Value
Electric (continued)
1.80%, 10/15/30	$90	$76,510
2.20%, 12/15/28	135	123,179
4.75%, 01/09/26	322	322,223
4.75%, 01/15/28	120	121,091
5.00%, 09/27/25	130	130,303
5.15%, 10/01/27	140	142,786
5.60%, 09/12/26	110	112,219
Wisconsin Electric Power Co.
1.70%, 06/15/28	110	100,017
4.75%, 09/30/32	120	121,953
5.00%, 05/15/29	55	56,503
5.63%, 05/15/33	5	5,379
Wisconsin Power and Light Co.
1.95%, 09/16/31	90	74,961
3.00%, 07/01/29	45	42,318
3.05%, 10/15/27	130	124,940
3.95%, 09/01/32	165	155,461
4.95%, 04/01/33	35	35,149
5.38%, 03/30/34	50	51,520
Wisconsin Public Service Corp., 5.35%, 11/10/25	100	100,731
Xcel Energy Inc.
1.75%, 03/15/27	130	121,312
2.35%, 11/15/31	50	42,182
2.60%, 12/01/29	100	90,387
3.35%, 12/01/26	102	99,228
3.40%, 06/01/30	85	79,465
4.00%, 06/15/28	180	176,308
4.60%, 06/01/32	165	160,856
5.45%, 08/15/33	175	179,019
5.50%, 03/15/34	195	199,786
		69,343,714
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	70	59,989
Emerson Electric Co.
0.88%, 10/15/26	160	149,136
1.80%, 10/15/27	110	102,287
1.95%, 10/15/30	90	78,716
2.00%, 12/21/28	225	205,429
2.20%, 12/21/31	265	228,973
		824,530
Electronics — 0.3%
Allegion PLC, 3.50%, 10/01/29	160	151,903
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	45	43,692
5.41%, 07/01/32	160	164,905
5.60%, 05/29/34	90	93,454
Amphenol Corp.
2.20%, 09/15/31	115	98,037
2.80%, 02/15/30	195	179,261
4.35%, 06/01/29	150	150,187
4.75%, 03/30/26	45	45,143
5.05%, 04/05/27	45	45,851
5.05%, 04/05/29	85	87,384
5.25%, 04/05/34	75	77,151
Arrow Electronics Inc.
2.95%, 02/15/32	107	92,789
3.88%, 01/12/28	150	145,518
5.15%, 08/21/29	100	100,365
5.88%, 04/10/34	110	112,406
67
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Avnet Inc.
3.00%, 05/15/31	$75	$65,120
4.63%, 04/15/26	162	161,007
5.50%, 06/01/32	65	64,813
6.25%, 03/15/28	140	146,106
Flex Ltd.
3.75%, 02/01/26	175	171,937
4.88%, 06/15/29	155	154,433
4.88%, 05/12/30	175	173,766
5.25%, 01/15/32	100	99,983
6.00%, 01/15/28	70	72,219
Fortive Corp., 3.15%, 06/15/26	255	248,206
Honeywell International Inc.
1.10%, 03/01/27	215	199,583
1.75%, 09/01/31	364	307,077
1.95%, 06/01/30	230	202,886
2.50%, 11/01/26	365	352,463
2.70%, 08/15/29	190	177,565
4.25%, 01/15/29	100	100,696
4.50%, 01/15/34	65	64,572
4.65%, 07/30/27	175	177,308
4.70%, 02/01/30	175	177,918
4.75%, 02/01/32	175	177,822
4.88%, 09/01/29	155	159,091
4.95%, 02/15/28	145	149,254
4.95%, 09/01/31	200	206,478
5.00%, 02/15/33	305	314,057
Hubbell Inc.
2.30%, 03/15/31	35	30,252
3.15%, 08/15/27	130	125,038
3.35%, 03/01/26	130	127,422
3.50%, 02/15/28	115	111,204
Jabil Inc.
1.70%, 04/15/26	85	80,806
3.00%, 01/15/31	135	118,880
3.60%, 01/15/30	141	131,601
3.95%, 01/12/28	110	106,819
4.25%, 05/15/27	150	148,222
5.45%, 02/01/29	50	50,921
Keysight Technologies Inc.
3.00%, 10/30/29	152	141,564
4.60%, 04/06/27	139	139,152
TD SYNNEX Corp.
1.75%, 08/09/26	135	127,161
2.38%, 08/09/28	150	137,007
2.65%, 08/09/31	115	97,233
6.10%, 04/12/34	80	83,259
Trimble Inc.
4.90%, 06/15/28	170	171,076
6.10%, 03/15/33	160	171,197
Tyco Electronics Group SA
2.50%, 02/04/32	125	109,743
3.13%, 08/15/27	85	82,245
3.70%, 02/15/26	120	118,705
4.50%, 02/13/26	100	100,150
4.63%, 02/01/30	75	75,895
Vontier Corp.
1.80%, 04/01/26	165	156,968
2.40%, 04/01/28	115	105,215
2.95%, 04/01/31	165	142,593
		8,702,734
Security	Par (000)	Value
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	$185	$190,831
6.35%, 08/18/28	205	216,763
MasTec Inc., 5.90%, 06/15/29	50	51,685
		459,279
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	905	867,010
4.05%, 03/15/29	345	322,575
4.28%, 03/15/32	1,070	935,454
6.41%, 03/15/26	65	65,000
		2,190,039
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25	130	124,266
1.45%, 02/15/31	200	165,346
1.75%, 02/15/32	50	41,201
2.30%, 03/01/30	159	142,584
2.38%, 03/15/33	135	113,066
2.90%, 07/01/26	190	184,840
3.38%, 11/15/27	145	140,936
3.95%, 05/15/28	191	188,589
4.88%, 04/01/29	180	183,505
5.00%, 11/15/29	100	102,689
5.00%, 12/15/33	90	91,660
5.00%, 04/01/34	80	81,440
5.20%, 11/15/34	85	87,550
Veralto Corp.
5.35%, 09/18/28(a)	200	206,205
5.45%, 09/18/33(a)	180	185,888
5.50%, 09/18/26(a)	205	207,766
Waste Connections Inc.
2.20%, 01/15/32	80	67,901
2.60%, 02/01/30	144	131,736
3.20%, 06/01/32	175	157,868
3.50%, 05/01/29	92	88,886
4.20%, 01/15/33	190	183,108
4.25%, 12/01/28	145	144,294
5.00%, 03/01/34	125	127,046
Waste Management Inc.
0.75%, 11/15/25	55	52,572
1.15%, 03/15/28	145	130,437
1.50%, 03/15/31	40	33,344
2.00%, 06/01/29	120	108,271
3.15%, 11/15/27	190	183,954
4.15%, 04/15/32	139	135,894
4.63%, 02/15/30	210	213,211
4.63%, 02/15/33	165	165,502
4.88%, 02/15/29	195	199,912
4.88%, 02/15/34	155	157,382
4.95%, 07/03/27	100	101,934
4.95%, 07/03/31	90	92,500
		4,723,283
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	60	65,862
Campbell Soup Co.
2.38%, 04/24/30	105	93,738
4.15%, 03/15/28	241	238,852
5.20%, 03/19/27	100	102,082
5.20%, 03/21/29	105	107,962
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.30%, 03/20/26	$100	$101,192
5.40%, 03/21/34	210	217,162
Conagra Brands Inc.
1.38%, 11/01/27	245	222,269
4.60%, 11/01/25	269	268,116
4.85%, 11/01/28	303	305,425
5.30%, 10/01/26	120	121,682
7.00%, 10/01/28	65	70,582
8.25%, 09/15/30	50	59,146
Flowers Foods Inc.
2.40%, 03/15/31	145	124,811
3.50%, 10/01/26	45	43,978
General Mills Inc.
2.25%, 10/14/31	165	141,533
2.88%, 04/15/30	175	160,436
3.20%, 02/10/27	202	196,067
4.20%, 04/17/28	335	332,920
4.70%, 01/30/27	125	125,719
4.95%, 03/29/33	190	191,803
5.24%, 11/18/25	25	25,003
5.50%, 10/17/28	105	109,146
Hershey Co. (The)
1.70%, 06/01/30	85	73,997
2.30%, 08/15/26	111	106,971
2.45%, 11/15/29	105	96,311
4.25%, 05/04/28	90	90,338
4.50%, 05/04/33	70	70,282
Hormel Foods Corp.
1.70%, 06/03/28	150	136,982
1.80%, 06/11/30	210	183,399
4.80%, 03/30/27	90	91,216
Ingredion Inc.
2.90%, 06/01/30	100	91,931
3.20%, 10/01/26	175	170,344
J.M. Smucker Co. (The)
2.13%, 03/15/32	125	104,330
2.38%, 03/15/30	150	134,063
3.38%, 12/15/27	130	126,319
5.90%, 11/15/28	195	205,897
6.20%, 11/15/33	250	272,592
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	20	18,990
3.00%, 02/02/29	50	46,121
3.00%, 05/15/32	240	204,655
3.63%, 01/15/32	245	220,080
3.75%, 12/01/31	75	67,928
5.13%, 02/01/28	220	221,509
5.50%, 01/15/30	335	337,459
5.75%, 04/01/33	295	301,614
6.75%, 03/15/34(a)	378	413,639
Kellanova
2.10%, 06/01/30	185	163,835
3.25%, 04/01/26	238	233,244
3.40%, 11/15/27	153	148,523
4.30%, 05/15/28	165	164,450
5.25%, 03/01/33	120	123,929
Series B, 7.45%, 04/01/31	95	109,216
Kraft Heinz Foods Co.
3.00%, 06/01/26	475	462,764
3.75%, 04/01/30	180	173,099
Security	Par (000)	Value
Food (continued)
3.88%, 05/15/27	$355	$350,208
4.25%, 03/01/31	45	44,207
4.63%, 01/30/29	120	121,219
6.75%, 03/15/32	115	128,799
Kroger Co. (The)
1.70%, 01/15/31	155	129,374
2.20%, 05/01/30	90	79,006
2.65%, 10/15/26	220	211,652
3.50%, 02/01/26	179	176,077
3.70%, 08/01/27	185	181,295
4.50%, 01/15/29	135	135,479
4.60%, 08/15/27	140	140,375
4.65%, 09/15/29	325	324,911
4.70%, 08/15/26	110	110,328
4.90%, 09/15/31	150	149,761
5.00%, 09/15/34	175	174,466
7.50%, 04/01/31	95	108,873
McCormick & Co. Inc./MD
0.90%, 02/15/26	155	146,885
1.85%, 02/15/31	125	105,468
2.50%, 04/15/30	145	130,129
3.40%, 08/15/27	197	191,988
4.95%, 04/15/33	125	127,214
Mondelez International Inc.
1.50%, 02/04/31	150	124,571
1.88%, 10/15/32	40	32,832
2.63%, 03/17/27	100	95,782
2.75%, 04/13/30	182	166,985
3.00%, 03/17/32	244	218,557
4.13%, 05/07/28	30	29,766
4.75%, 02/20/29	140	142,098
4.75%, 08/28/34	100	99,424
Pilgrim's Pride Corp.
3.50%, 03/01/32	245	216,559
4.25%, 04/15/31	245	230,252
6.25%, 07/01/33	255	269,356
6.88%, 05/15/34	5	5,518
Sysco Corp.
2.40%, 02/15/30	110	98,560
2.45%, 12/14/31	170	146,536
3.25%, 07/15/27	166	160,592
3.30%, 07/15/26	281	274,953
3.75%, 10/01/25	215	212,783
5.75%, 01/17/29	115	120,633
5.95%, 04/01/30	235	250,723
6.00%, 01/17/34	85	92,159
Tyson Foods Inc.
3.55%, 06/02/27	308	300,511
4.00%, 03/01/26	268	265,322
4.35%, 03/01/29	222	219,581
4.88%, 08/15/34	100	98,976
5.40%, 03/15/29	135	139,155
5.70%, 03/15/34	120	124,734
Walmart Inc., 3.90%, 09/09/25	205	203,990
		16,400,135
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	35	33,756
Georgia-Pacific LLC
7.75%, 11/15/29	125	143,954
8.88%, 05/15/31	15	18,656
69
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano Austria GmbH
2.50%, 09/15/28	$135	$121,022
3.13%, 01/15/32	230	195,482
3.75%, 01/15/31	250	227,074
5.00%, 01/15/30	250	245,058
6.00%, 01/15/29	340	346,517
Suzano International Finance BV, 5.50%, 01/17/27	150	151,251
		1,482,770
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	182	151,875
2.63%, 09/15/29	237	218,635
3.00%, 06/15/27	215	207,890
5.45%, 10/15/32	10	10,532
5.90%, 11/15/33	125	135,411
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	202	170,865
4.00%, 04/01/28	115	112,805
4.40%, 07/01/32	40	38,741
5.25%, 03/01/28	185	189,138
5.40%, 03/01/33	65	67,144
5.40%, 07/01/34	85	86,755
National Fuel Gas Co.
2.95%, 03/01/31	135	117,585
3.95%, 09/15/27	65	63,299
4.75%, 09/01/28	80	79,857
5.50%, 01/15/26	140	140,871
5.50%, 10/01/26	80	81,101
NiSource Inc.
1.70%, 02/15/31	269	223,545
2.95%, 09/01/29	199	184,344
3.49%, 05/15/27	235	228,897
3.60%, 05/01/30	215	204,070
5.20%, 07/01/29	110	112,654
5.25%, 03/30/28	285	291,363
5.35%, 04/01/34	150	153,226
5.40%, 06/30/33	85	87,277
ONE Gas Inc.
2.00%, 05/15/30	65	57,120
4.25%, 09/01/32	35	34,018
5.10%, 04/01/29	50	51,353
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	55	47,905
3.50%, 06/01/29	197	188,350
5.40%, 06/15/33	150	154,739
Southern California Gas Co.
2.95%, 04/15/27	215	207,417
5.05%, 09/01/34	100	101,392
5.20%, 06/01/33	145	148,889
Series TT, 2.60%, 06/15/26	135	130,677
Series XX, 2.55%, 02/01/30	155	140,241
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	120	117,282
5.15%, 09/15/32	90	91,864
5.75%, 09/15/33	180	190,226
Series 2020-A, 1.75%, 01/15/31	153	128,000
Southwest Gas Corp.
2.20%, 06/15/30	117	102,383
3.70%, 04/01/28	85	82,777
4.05%, 03/15/32	195	182,938
5.45%, 03/23/28	85	86,899
Security	Par (000)	Value
Gas (continued)
5.80%, 12/01/27	$65	$67,146
Spire Inc., 5.30%, 03/01/26	50	50,345
Spire Missouri Inc., 4.80%, 02/15/33	30	30,062
		5,749,903
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31	55	48,336
4.63%, 06/15/28	105	104,887
Regal Rexnord Corp.
6.05%, 02/15/26	130	131,642
6.05%, 04/15/28	230	236,779
6.30%, 02/15/30	255	268,512
6.40%, 04/15/33	235	249,625
Snap-on Inc., 3.25%, 03/01/27	10	9,759
Stanley Black & Decker Inc.
2.30%, 03/15/30	200	176,459
3.00%, 05/15/32	120	106,612
3.40%, 03/01/26	90	88,317
4.25%, 11/15/28	130	129,081
6.00%, 03/06/28	110	115,344
6.27%, 03/06/26	25	24,996
		1,690,349
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	218	198,373
1.40%, 06/30/30	211	182,586
3.75%, 11/30/26	370	366,716
3.88%, 09/15/25	55	54,656
Agilent Technologies Inc.
2.10%, 06/04/30	135	118,529
2.30%, 03/12/31	195	169,024
2.75%, 09/15/29	125	114,784
3.05%, 09/22/26	115	111,417
Baxter International Inc.
1.73%, 04/01/31	115	95,590
1.92%, 02/01/27	360	337,948
2.27%, 12/01/28	230	209,686
2.54%, 02/01/32	350	298,865
2.60%, 08/15/26	205	197,390
3.95%, 04/01/30	145	140,451
Boston Scientific Corp.
2.65%, 06/01/30	305	277,698
4.00%, 03/01/28	130	128,613
Danaher Corp., 3.35%, 09/15/25	89	87,812
Dentsply Sirona Inc., 3.25%, 06/01/30	193	175,363
DH Europe Finance II SARL, 2.60%, 11/15/29	205	189,008
Edwards Lifesciences Corp., 4.30%, 06/15/28	164	162,143
GE HealthCare Technologies Inc.
4.80%, 08/14/29	90	90,704
5.60%, 11/15/25	255	257,094
5.65%, 11/15/27	400	412,978
5.86%, 03/15/30	320	338,471
5.91%, 11/22/32	425	453,062
Medtronic Global Holdings SCA
4.25%, 03/30/28	223	223,305
4.50%, 03/30/33	265	263,249
Revvity Inc.
1.90%, 09/15/28	130	117,003
2.25%, 09/15/31	135	113,994
2.55%, 03/15/31	90	77,879
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
3.30%, 09/15/29	$231	$216,322
Smith & Nephew PLC
2.03%, 10/14/30	260	223,697
5.15%, 03/20/27	10	10,137
5.40%, 03/20/34	50	51,042
Solventum Corp.
5.40%, 03/01/29(a)	225	229,567
5.45%, 02/25/27(a)	230	233,256
5.45%, 03/13/31(a)	250	254,586
5.60%, 03/23/34(a)	380	387,426
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	180	157,735
Stryker Corp.
1.95%, 06/15/30	255	222,557
3.38%, 11/01/25	197	194,075
3.50%, 03/15/26	298	293,230
3.65%, 03/07/28	130	126,929
4.85%, 12/08/28	120	122,166
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	160	145,639
2.00%, 10/15/31	275	235,040
2.60%, 10/01/29	225	208,307
4.80%, 11/21/27	135	137,546
4.95%, 08/10/26	125	126,683
4.95%, 11/21/32	145	149,114
4.98%, 08/10/30	165	170,612
5.00%, 12/05/26	215	218,469
5.00%, 01/31/29	240	246,695
5.09%, 08/10/33	200	206,425
5.20%, 01/31/34	125	130,238
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	175	151,787
3.05%, 01/15/26	140	136,980
5.20%, 09/15/34	75	75,544
5.35%, 12/01/28	135	139,144
		11,165,339
Health Care - Services — 0.7%
Adventist Health System/West
2.95%, 03/01/29	60	55,190
5.43%, 03/01/32	40	40,625
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	145	142,470
Ascension Health, Series B, 2.53%, 11/15/29	186	171,160
Banner Health
1.90%, 01/01/31	95	81,284
2.34%, 01/01/30	105	94,594
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	115	98,980
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	95	90,499
Series 2018, 4.30%, 07/01/28	10	9,957
Series 20-2, 2.10%, 06/01/31	55	46,910
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	105	91,228
Centene Corp.
2.45%, 07/15/28	555	507,735
2.50%, 03/01/31	500	424,468
2.63%, 08/01/31	215	182,230
3.00%, 10/15/30	510	453,269
3.38%, 02/15/30	470	430,514
4.25%, 12/15/27	520	508,427
4.63%, 12/15/29	820	797,570
Security	Par (000)	Value
Health Care - Services (continued)
CHRISTUS Health, Series C, 4.34%, 07/01/28	$5	$4,961
CommonSpirit Health
1.55%, 10/01/25	40	38,528
2.78%, 10/01/30	87	78,055
3.35%, 10/01/29	172	162,192
5.21%, 12/01/31	130	132,494
6.07%, 11/01/27	110	115,092
Elevance Health Inc.
1.50%, 03/15/26	230	219,642
2.25%, 05/15/30	289	255,741
2.55%, 03/15/31	235	207,359
2.88%, 09/15/29	189	175,691
3.65%, 12/01/27	365	356,891
4.10%, 03/01/28	275	272,008
4.10%, 05/15/32	125	120,284
4.75%, 02/15/33	265	264,006
4.90%, 02/08/26	140	140,012
5.15%, 06/15/29	140	144,101
5.35%, 10/15/25	95	95,583
5.38%, 06/15/34	170	176,019
5.50%, 10/15/32	105	110,431
HCA Inc.
2.38%, 07/15/31	225	191,575
3.13%, 03/15/27	225	217,117
3.38%, 03/15/29	105	99,314
3.50%, 09/01/30	605	563,653
3.63%, 03/15/32	507	460,939
4.13%, 06/15/29	472	460,630
4.50%, 02/15/27	272	270,921
5.20%, 06/01/28	270	274,826
5.25%, 06/15/26	410	411,552
5.38%, 09/01/26	250	251,713
5.45%, 04/01/31	135	138,484
5.45%, 09/15/34	25	25,318
5.50%, 06/01/33	270	276,463
5.60%, 04/01/34	225	231,383
5.63%, 09/01/28	325	335,044
5.88%, 02/15/26	350	352,970
5.88%, 02/01/29	230	239,100
Humana Inc.
1.35%, 02/03/27	225	208,548
2.15%, 02/03/32	210	174,385
3.13%, 08/15/29	110	102,746
3.70%, 03/23/29	205	198,067
3.95%, 03/15/27	115	113,272
4.88%, 04/01/30	155	156,413
5.38%, 04/15/31	185	189,539
5.70%, 03/13/26	50	50,009
5.75%, 03/01/28	170	176,320
5.75%, 12/01/28	105	109,699
5.88%, 03/01/33	170	178,594
5.95%, 03/15/34	165	174,412
ICON Investments Six DAC
5.85%, 05/08/29	230	240,296
6.00%, 05/08/34	50	52,675
IQVIA Inc.
5.70%, 05/15/28	55	56,681
6.25%, 02/01/29	270	285,287
Kaiser Foundation Hospitals, 3.15%, 05/01/27	166	161,854
Laboratory Corp. of America Holdings
1.55%, 06/01/26	160	151,666
71
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
2.70%, 06/01/31	$125	$110,087
2.95%, 12/01/29	186	171,550
3.60%, 09/01/27	178	173,411
OhioHealth Corp., 2.30%, 11/15/31	120	102,557
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	75	71,848
Piedmont Healthcare Inc., 2.04%, 01/01/32	60	50,329
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	45	46,285
Series 19A, 2.53%, 10/01/29	60	54,516
Series H, 2.75%, 10/01/26	95	91,124
Quest Diagnostics Inc.
2.80%, 06/30/31	100	88,684
2.95%, 06/30/30	220	201,765
3.45%, 06/01/26	142	139,079
4.20%, 06/30/29	95	93,697
4.60%, 12/15/27	65	65,402
4.63%, 12/15/29	100	100,252
5.00%, 12/15/34	100	99,417
6.40%, 11/30/33	145	159,639
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	66	64,338
SSM Health Care Corp.
4.89%, 06/01/28	65	65,914
Series A, 3.82%, 06/01/27	170	167,621
Stanford Health Care, Series 2020, 3.31%, 08/15/30	35	33,139
Sutter Health, Series 20A, 2.29%, 08/15/30	10	8,863
UnitedHealth Group Inc.
3.70%, 05/15/27	110	108,784
1.15%, 05/15/26	275	261,111
1.25%, 01/15/26	110	105,507
2.00%, 05/15/30	290	255,525
2.30%, 05/15/31	320	279,269
2.88%, 08/15/29	249	233,497
2.95%, 10/15/27	228	220,104
3.10%, 03/15/26	260	255,526
3.38%, 04/15/27	160	156,682
3.45%, 01/15/27	150	147,625
3.70%, 12/15/25	85	84,110
3.85%, 06/15/28	270	266,684
3.88%, 12/15/28	208	205,103
4.00%, 05/15/29	213	210,756
4.20%, 05/15/32	320	312,355
4.25%, 01/15/29	255	255,054
4.50%, 04/15/33	345	341,071
4.60%, 04/15/27	105	106,229
4.70%, 04/15/29	120	122,236
4.75%, 07/15/26	115	116,114
4.80%, 01/15/30	315	321,390
4.90%, 04/15/31	245	250,542
4.95%, 01/15/32	505	515,738
5.00%, 04/15/34	225	228,639
5.15%, 10/15/25	215	216,668
5.15%, 07/15/34	525	539,494
5.25%, 02/15/28	245	253,621
5.30%, 02/15/30	260	272,325
5.35%, 02/15/33	210	219,800
Universal Health Services Inc.
1.65%, 09/01/26	192	180,350
2.65%, 10/15/30	125	110,558
Security	Par (000)	Value
Health Care - Services (continued)
2.65%, 01/15/32	$125	$106,831
UPMC, 5.04%, 05/15/33	5	5,061
		24,301,541
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	50	50,831
6.90%, 04/13/29(a)	145	149,917
Ares Capital Corp.
2.15%, 07/15/26	215	202,856
2.88%, 06/15/27	115	107,915
2.88%, 06/15/28	305	278,971
3.20%, 11/15/31	150	129,325
3.88%, 01/15/26	235	230,474
5.88%, 03/01/29	215	218,555
5.95%, 07/15/29	180	183,507
7.00%, 01/15/27	150	155,684
Ares Strategic Income Fund, 6.35%, 08/15/29(a)	140	141,607
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	105	98,591
2.95%, 03/10/26	30	28,807
Barings BDC Inc.
3.30%, 11/23/26	20	18,950
7.00%, 02/15/29	80	82,836
Blackstone Private Credit Fund
2.63%, 12/15/26	289	271,316
3.25%, 03/15/27	160	151,584
4.00%, 01/15/29(b)	155	146,390
5.95%, 07/16/29(a)	100	100,780
6.25%, 01/25/31(a)	105	107,289
7.05%, 09/29/25	115	116,850
7.30%, 11/27/28(a)	130	137,879
Blackstone Secured Lending Fund
2.13%, 02/15/27	140	129,665
2.75%, 09/16/26	200	189,834
2.85%, 09/30/28	178	161,310
3.63%, 01/15/26	190	185,295
5.88%, 11/15/27	85	85,986
Blue Owl Capital Corp.
2.63%, 01/15/27	135	126,828
2.88%, 06/11/28	235	214,676
3.40%, 07/15/26	200	192,640
4.25%, 01/15/26	140	138,098
5.95%, 03/15/29	60	61,137
Blue Owl Capital Corp. II, 8.45%, 11/15/26(a)	40	41,921
Blue Owl Capital Corp. III, 3.13%, 04/13/27	95	88,895
Blue Owl Credit Income Corp.
3.13%, 09/23/26	50	47,443
4.70%, 02/08/27	140	136,650
6.60%, 09/15/29(a)	95	96,617
6.65%, 03/15/31	130	132,460
7.75%, 09/16/27	155	163,144
7.75%, 01/15/29	150	159,843
7.95%, 06/13/28	135	144,030
Blue Owl Technology Finance Corp., 2.50%, 01/15/27	90	83,438
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	150	148,891
Franklin BSP Capital Corp., 7.20%, 06/15/29(a)	60	61,140
FS KKR Capital Corp.
2.63%, 01/15/27	90	83,954
3.13%, 10/12/28	175	156,986
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.25%, 07/15/27	$15	$14,082
3.40%, 01/15/26	220	213,660
6.88%, 08/15/29	125	128,526
7.88%, 01/15/29	115	122,605
Goldman Sachs BDC Inc.
2.88%, 01/15/26	110	107,039
6.38%, 03/11/27	5	5,143
Golub Capital BDC Inc.
2.05%, 02/15/27	125	115,023
2.50%, 08/24/26	30	28,249
6.00%, 07/15/29	140	141,269
7.05%, 12/05/28	75	78,954
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)	150	151,665
HPS Corporate Lending Fund
6.25%, 09/30/29(a)(b)	90	91,607
6.75%, 01/30/29(a)	110	113,863
Main Street Capital Corp.
3.00%, 07/14/26	140	133,620
6.50%, 06/04/27	80	81,744
6.95%, 03/01/29	50	52,302
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	50	49,306
6.15%, 05/17/29(a)	65	65,377
New Mountain Finance Corp., 6.88%, 02/01/29	40	40,116
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	90	84,060
7.10%, 02/15/29	95	98,172
Oaktree Strategic Credit Fund
6.50%, 07/23/29(a)(b)	100	101,231
8.40%, 11/14/28(a)	55	59,201
Prospect Capital Corp.
3.36%, 11/15/26	80	72,640
3.44%, 10/15/28(b)	95	81,227
3.71%, 01/22/26(b)	95	89,813
Sixth Street Lending Partners, 6.50%, 03/11/29(a)	155	158,393
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	60	56,890
6.13%, 03/01/29	85	87,082
6.95%, 08/14/28	15	15,754
		8,780,408
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	215	201,347
1.40%, 10/15/27	85	77,662
2.60%, 10/15/25	127	124,037
Lennar Corp.
4.75%, 11/29/27	195	196,667
5.00%, 06/15/27	90	90,787
5.25%, 06/01/26	125	125,793
MDC Holdings Inc.
2.50%, 01/15/31	102	89,585
3.85%, 01/15/30	85	81,162
Meritage Homes Corp., 5.13%, 06/06/27	25	25,183
NVR Inc., 3.00%, 05/15/30	235	215,511
PulteGroup Inc.
5.00%, 01/15/27	96	96,793
6.38%, 05/15/33	65	70,707
7.88%, 06/15/32	45	53,089
Toll Brothers Finance Corp.
3.80%, 11/01/29	132	126,304
Security	Par (000)	Value
Home Builders (continued)
4.35%, 02/15/28	$125	$123,520
4.88%, 11/15/25	100	99,824
4.88%, 03/15/27	135	135,183
		1,933,154
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	125	119,041
4.40%, 03/15/29	98	93,081
Whirlpool Corp.
2.40%, 05/15/31	103	87,265
4.70%, 05/14/32	75	73,133
4.75%, 02/26/29(b)	173	173,778
5.50%, 03/01/33	75	75,777
5.75%, 03/01/34	75	76,116
		698,191
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	55	46,162
2.65%, 04/30/30	70	63,250
4.88%, 12/06/28	150	151,744
5.75%, 03/15/33	155	164,452
Church & Dwight Co. Inc.
2.30%, 12/15/31	115	99,078
3.15%, 08/01/27	150	145,702
5.60%, 11/15/32	130	138,534
Clorox Co. (The)
1.80%, 05/15/30	170	146,948
3.10%, 10/01/27	85	81,729
3.90%, 05/15/28	150	146,964
4.40%, 05/01/29	120	120,190
4.60%, 05/01/32	180	179,457
Kimberly-Clark Corp.
1.05%, 09/15/27	130	118,500
2.00%, 11/02/31(b)	175	150,791
2.75%, 02/15/26	140	136,796
3.10%, 03/26/30	170	160,665
3.20%, 04/25/29	160	153,642
3.95%, 11/01/28	130	129,088
4.50%, 02/16/33	85	85,564
		2,419,256
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	75	91,148
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(c)	200	197,050
Aflac Inc.
1.13%, 03/15/26	130	123,538
2.88%, 10/15/26	144	139,465
3.60%, 04/01/30	285	272,224
Alleghany Corp., 3.63%, 05/15/30	150	144,823
Allstate Corp. (The)
0.75%, 12/15/25	190	180,898
1.45%, 12/15/30	130	107,883
3.28%, 12/15/26	202	197,046
5.05%, 06/24/29	75	76,746
5.25%, 03/30/33	195	201,365
American Financial Group Inc./OH, 5.25%, 04/02/30	5	5,159
American International Group Inc.
3.40%, 06/30/30	104	97,092
4.20%, 04/01/28	119	117,364
73
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.13%, 03/27/33	$180	$183,633
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(c)	60	59,512
American National Group Inc., 5.00%, 06/15/27	145	144,773
Aon Corp.
2.80%, 05/15/30	254	231,363
3.75%, 05/02/29	201	194,686
4.50%, 12/15/28	117	116,880
8.21%, 01/01/27	40	42,935
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	105	88,391
2.60%, 12/02/31	85	73,955
2.85%, 05/28/27	140	134,555
5.00%, 09/12/32	167	169,255
5.35%, 02/28/33	190	196,108
Aon Global Ltd., 3.88%, 12/15/25	152	150,768
Aon North America Inc.
5.13%, 03/01/27	120	122,220
5.15%, 03/01/29	260	266,294
5.30%, 03/01/31	165	170,370
5.45%, 03/01/34	255	263,775
Arch Capital Finance LLC, 4.01%, 12/15/26	186	183,482
Arch Capital Group Ltd., 7.35%, 05/01/34	5	5,862
Arthur J Gallagher & Co.
2.40%, 11/09/31	165	139,432
5.45%, 07/15/34	10	10,290
5.50%, 03/02/33	10	10,358
6.50%, 02/15/34	120	131,982
Assurant Inc.
2.65%, 01/15/32	70	59,446
3.70%, 02/22/30	65	61,171
4.90%, 03/27/28	100	100,096
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(b)	110	98,208
6.13%, 09/15/28	30	31,626
Athene Holding Ltd.
3.50%, 01/15/31	170	156,440
4.13%, 01/12/28	290	284,266
5.88%, 01/15/34	125	128,933
6.15%, 04/03/30	104	110,792
6.65%, 02/01/33	85	92,430
AXA SA, 8.60%, 12/15/30	190	227,576
Axis Specialty Finance LLC, 3.90%, 07/15/29	89	85,722
Axis Specialty Finance PLC, 4.00%, 12/06/27	130	126,962
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	181	154,537
1.85%, 03/12/30	120	106,465
2.30%, 03/15/27	170	163,053
2.88%, 03/15/32	275	250,396
Berkshire Hathaway Inc., 3.13%, 03/15/26	562	554,074
Brighthouse Financial Inc.
3.70%, 06/22/27	70	67,763
5.63%, 05/15/30(b)	180	184,489
Brown & Brown Inc.
2.38%, 03/15/31	160	136,653
4.20%, 03/17/32	120	113,614
4.50%, 03/15/29	70	69,593
5.65%, 06/11/34	100	103,058
Chubb INA Holdings LLC
1.38%, 09/15/30	285	241,756
3.35%, 05/03/26	315	309,422
Security	Par (000)	Value
Insurance (continued)
4.65%, 08/15/29	$150	$152,293
5.00%, 03/15/34	335	343,174
Cincinnati Financial Corp., 6.92%, 05/15/28	94	101,765
CNA Financial Corp.
2.05%, 08/15/30	120	104,062
3.45%, 08/15/27	145	141,049
3.90%, 05/01/29	156	151,668
4.50%, 03/01/26	200	199,347
5.13%, 02/15/34	65	65,481
5.50%, 06/15/33	55	56,960
CNO Financial Group Inc.
5.25%, 05/30/29	180	180,388
6.45%, 06/15/34	135	140,864
Corebridge Financial Inc.
3.65%, 04/05/27	255	249,738
3.85%, 04/05/29	315	304,452
3.90%, 04/05/32	350	324,051
5.75%, 01/15/34	185	192,998
6.05%, 09/15/33	100	106,357
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	50	46,006
Enstar Group Ltd.
3.10%, 09/01/31	140	119,028
4.95%, 06/01/29	128	126,771
Equitable Holdings Inc.
4.35%, 04/20/28	365	360,424
5.59%, 01/11/33	125	129,301
Essent Group Ltd., 6.25%, 07/01/29	50	51,800
F&G Annuities & Life Inc.
6.50%, 06/04/29	95	96,932
7.40%, 01/13/28	90	94,444
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	75	67,359
4.63%, 04/29/30	135	133,627
4.85%, 04/17/28	189	190,006
5.63%, 08/16/32	215	219,215
6.00%, 12/07/33(a)	90	93,902
Fidelity National Financial Inc.
2.45%, 03/15/31	125	106,807
3.40%, 06/15/30	185	170,211
4.50%, 08/15/28	150	149,008
First American Financial Corp.
2.40%, 08/15/31	140	116,380
4.00%, 05/15/30	80	75,289
Globe Life Inc.
2.15%, 08/15/30	150	127,722
4.55%, 09/15/28	195	192,826
4.80%, 06/15/32	40	38,958
5.85%, 09/15/34	65	65,815
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	99	85,895
4.50%, 04/15/26	135	134,463
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	145	133,571
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,969
Jackson Financial Inc.
3.13%, 11/23/31	135	116,868
5.17%, 06/08/27	135	136,650
5.67%, 06/08/32(b)	90	93,127
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Kemper Corp.
2.40%, 09/30/30	$125	$106,411
3.80%, 02/23/32	85	75,800
Lincoln National Corp.
3.05%, 01/15/30	115	105,903
3.40%, 01/15/31	115	105,019
3.40%, 03/01/32	60	54,134
3.63%, 12/12/26	15	14,687
3.80%, 03/01/28	140	136,059
5.85%, 03/15/34	60	62,648
Loews Corp.
3.20%, 05/15/30	190	177,672
3.75%, 04/01/26	100	98,889
Manulife Financial Corp.
2.48%, 05/19/27	110	104,892
3.70%, 03/16/32	210	197,776
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	145	141,918
4.15%, 03/04/26	242	240,730
Markel Group Inc.
3.35%, 09/17/29	63	59,422
3.50%, 11/01/27	120	116,190
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	200	176,984
2.38%, 12/15/31	130	112,255
3.75%, 03/14/26	195	192,910
4.38%, 03/15/29	395	396,649
5.15%, 03/15/34	110	113,942
5.40%, 09/15/33	160	168,809
5.75%, 11/01/32	102	109,869
5.88%, 08/01/33	15	16,313
Mercury General Corp., 4.40%, 03/15/27	120	118,034
MetLife Inc.
3.60%, 11/13/25	124	122,599
4.55%, 03/23/30	299	303,127
5.38%, 07/15/33	243	254,473
6.38%, 06/15/34	105	117,251
6.50%, 12/15/32	95	106,824
MGIC Investment Corp., 5.25%, 08/15/28	15	14,941
Munich Re America Corp., Series B, 7.45%, 12/15/26	5	5,325
NMI Holdings Inc., 6.00%, 08/15/29	65	66,504
Old Republic International Corp.
3.88%, 08/26/26	162	159,290
5.75%, 03/28/34	95	98,246
PartnerRe Finance B LLC, 3.70%, 07/02/29	210	201,759
Primerica Inc., 2.80%, 11/19/31	180	155,510
Principal Financial Group Inc.
2.13%, 06/15/30	145	126,290
3.10%, 11/15/26	100	96,845
3.70%, 05/15/29	101	97,611
5.38%, 03/15/33	95	97,869
Progressive Corp. (The)
2.45%, 01/15/27	125	119,941
2.50%, 03/15/27	140	133,947
3.00%, 03/15/32	170	153,855
3.20%, 03/26/30	180	169,864
4.00%, 03/01/29	143	141,458
4.95%, 06/15/33	85	87,195
6.25%, 12/01/32	45	50,035
6.63%, 03/01/29	100	109,497
Security	Par (000)	Value
Insurance (continued)
Prudential Financial Inc.
1.50%, 03/10/26	$167	$160,034
2.10%, 03/10/30	190	169,040
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	125	111,787
3.88%, 03/27/28	97	95,268
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(c)	110	105,046
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	200	194,336
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(c)	210	208,637
5.75%, 07/15/33	145	158,250
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	215	219,827
6.50%, 03/15/54, (5-year CMT + 2.404%)(c)	165	170,440
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	120	126,914
Prudential Funding Asia PLC
3.13%, 04/14/30	231	214,834
3.63%, 03/24/32	115	106,080
Reinsurance Group of America Inc.
3.15%, 06/15/30	165	152,141
3.90%, 05/15/29	180	174,371
3.95%, 09/15/26	155	153,152
5.75%, 09/15/34	75	77,903
6.00%, 09/15/33	5	5,272
RenaissanceRe Finance Inc., 3.45%, 07/01/27	90	87,221
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	160	153,232
5.75%, 06/05/33	205	211,462
SiriusPoint Ltd., 7.00%, 04/05/29	15	15,724
Stewart Information Services Corp., 3.60%, 11/15/31	110	94,392
Travelers Property Casualty Corp., 6.38%, 03/15/33	30	33,802
Trinity Acquisition PLC, 4.40%, 03/15/26	180	178,801
Unum Group, 4.00%, 06/15/29	40	38,893
Willis North America Inc.
2.95%, 09/15/29	238	219,896
4.50%, 09/15/28	180	179,189
4.65%, 06/15/27	200	200,414
5.35%, 05/15/33	85	86,641
		25,726,412
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	355	304,517
3.40%, 12/06/27	605	584,290
Alphabet Inc.
0.80%, 08/15/27	230	210,937
1.10%, 08/15/30	585	495,387
2.00%, 08/15/26	423	407,057
Amazon.com Inc.
1.00%, 05/12/26	655	621,464
1.20%, 06/03/27	300	277,534
1.50%, 06/03/30	484	418,318
1.65%, 05/12/28	512	469,910
2.10%, 05/12/31	630	550,262
3.15%, 08/22/27	787	768,050
3.30%, 04/13/27	445	436,232
3.45%, 04/13/29	278	271,607
3.60%, 04/13/32	520	495,235
4.55%, 12/01/27	425	431,153
4.60%, 12/01/25	290	290,951
4.65%, 12/01/29	375	384,763
4.70%, 12/01/32	510	522,743
5.20%, 12/03/25	191	192,746
75
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Baidu Inc.
3.43%, 04/07/30	$50	$47,101
3.63%, 07/06/27	225	219,829
4.38%, 03/29/28	55	54,722
4.88%, 11/14/28	50	50,611
Booking Holdings Inc.
3.55%, 03/15/28	190	185,109
3.60%, 06/01/26	273	269,274
4.63%, 04/13/30	314	317,455
eBay Inc.
1.40%, 05/10/26	190	180,139
2.60%, 05/10/31	150	132,148
2.70%, 03/11/30	230	210,074
3.60%, 06/05/27	236	231,164
5.90%, 11/22/25	105	106,353
5.95%, 11/22/27	25	26,196
6.30%, 11/22/32	50	54,715
Expedia Group Inc.
2.95%, 03/15/31	93	83,686
3.25%, 02/15/30	310	289,203
3.80%, 02/15/28	155	150,676
4.63%, 08/01/27	120	120,344
5.00%, 02/15/26	225	225,539
JD.com Inc., 3.38%, 01/14/30	200	188,274
Meta Platforms Inc.
3.50%, 08/15/27	640	630,420
3.85%, 08/15/32	705	675,150
4.30%, 08/15/29	190	191,253
4.55%, 08/15/31	225	227,141
4.60%, 05/15/28	405	412,003
4.75%, 08/15/34	500	503,123
4.80%, 05/15/30	240	247,426
4.95%, 05/15/33	425	438,461
Netflix Inc.
4.38%, 11/15/26	110	110,051
4.88%, 04/15/28	230	234,660
4.90%, 08/15/34	175	179,252
5.88%, 11/15/28	435	460,399
6.38%, 05/15/29	208	225,331
Tencent Music Entertainment Group
1.38%, 09/03/25	70	67,507
2.00%, 09/03/30	190	162,969
VeriSign Inc.
2.70%, 06/15/31	180	156,269
4.75%, 07/15/27	120	119,590
Weibo Corp., 3.38%, 07/08/30	200	179,255
		16,496,028
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	85	83,155
4.55%, 03/11/26	75	74,587
6.00%, 06/17/34	105	108,597
6.55%, 11/29/27	280	295,098
6.80%, 11/29/32(b)	205	224,848
Nucor Corp.
2.70%, 06/01/30	130	118,973
3.13%, 04/01/32	75	67,800
3.95%, 05/01/28	172	169,989
4.30%, 05/23/27	135	135,027
Reliance Inc., 2.15%, 08/15/30	55	47,845
Security	Par (000)	Value
Iron & Steel (continued)
Steel Dynamics Inc.
1.65%, 10/15/27	$30	$27,463
3.25%, 01/15/31	95	86,552
3.45%, 04/15/30	172	160,770
5.00%, 12/15/26	120	119,887
5.38%, 08/15/34	100	101,437
Vale Overseas Ltd.
3.75%, 07/08/30	320	299,112
6.13%, 06/12/33	325	338,566
8.25%, 01/17/34	110	131,749
		2,591,455
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	145	119,964
4.40%, 09/15/32(b)	105	97,731
Brunswick Corp./DE, 5.85%, 03/18/29	30	30,691
Polaris Inc., 6.95%, 03/15/29	75	80,468
		328,854
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29	115	107,246
3.70%, 01/15/31	100	91,297
5.85%, 08/01/34	100	102,232
Hyatt Hotels Corp.
4.38%, 09/15/28	125	123,062
4.85%, 03/15/26	115	114,768
5.25%, 06/30/29	70	71,215
5.50%, 06/30/34	55	55,804
5.75%, 01/30/27	95	96,870
5.75%, 04/23/30	105	108,939
Las Vegas Sands Corp.
3.50%, 08/18/26	55	53,405
3.90%, 08/08/29	160	149,811
5.90%, 06/01/27	80	81,670
6.00%, 08/15/29	115	118,008
6.20%, 08/15/34	105	107,545
Marriott International Inc./MD
3.75%, 10/01/25	68	67,211
4.88%, 05/15/29	55	55,684
4.90%, 04/15/29	175	177,285
5.00%, 10/15/27	320	324,895
5.30%, 05/15/34	210	213,722
5.45%, 09/15/26	55	55,975
5.55%, 10/15/28	260	269,866
Series AA, 4.65%, 12/01/28	10	10,032
Series FF, 4.63%, 06/15/30	250	250,079
Series GG, 3.50%, 10/15/32	155	139,691
Series HH, 2.85%, 04/15/31	245	217,334
Series II, 2.75%, 10/15/33	60	50,304
Series R, 3.13%, 06/15/26	255	248,411
Series X, 4.00%, 04/15/28	75	73,563
Sands China Ltd.
2.85%, 03/08/29	207	185,335
3.25%, 08/08/31	155	133,847
3.80%, 01/08/26	105	102,503
4.38%, 06/18/30	20	18,857
5.40%, 08/08/28	465	463,910
		4,440,376
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	15	14,925
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
AGCO Corp.
5.45%, 03/21/27	$145	$147,281
5.80%, 03/21/34	130	133,569
Caterpillar Financial Services Corp.
0.80%, 11/13/25	105	100,547
0.90%, 03/02/26	165	156,842
1.10%, 09/14/27	100	91,281
1.15%, 09/14/26	130	122,225
1.70%, 01/08/27	110	103,874
2.40%, 08/09/26	65	62,674
3.60%, 08/12/27	145	143,090
4.35%, 05/15/26	310	310,049
4.38%, 08/16/29	100	100,436
4.40%, 10/15/27	100	100,550
4.45%, 10/16/26	100	100,424
4.50%, 01/08/27	100	100,702
4.80%, 01/06/26	170	170,880
4.85%, 02/27/29	135	138,195
5.00%, 05/14/27	125	127,520
5.05%, 02/27/26	160	161,707
Caterpillar Inc.
1.90%, 03/12/31	65	56,550
2.60%, 09/19/29	174	161,315
2.60%, 04/09/30	245	225,040
CNH Industrial Capital LLC
1.45%, 07/15/26	180	169,880
1.88%, 01/15/26	125	120,372
4.55%, 04/10/28	110	109,846
5.10%, 04/20/29	105	107,067
5.45%, 10/14/25	140	140,966
5.50%, 01/12/29	155	160,234
CNH Industrial NV, 3.85%, 11/15/27	117	114,685
Deere & Co.
3.10%, 04/15/30	90	84,601
5.38%, 10/16/29	110	115,781
7.13%, 03/03/31	105	121,916
Dover Corp.
2.95%, 11/04/29	110	102,561
3.15%, 11/15/25	143	140,521
Flowserve Corp.
2.80%, 01/15/32	145	123,747
3.50%, 10/01/30	135	124,826
IDEX Corp.
2.63%, 06/15/31	155	135,237
3.00%, 05/01/30	65	59,662
Ingersoll Rand Inc.
5.18%, 06/15/29	130	133,450
5.20%, 06/15/27	100	101,772
5.31%, 06/15/31	85	88,009
5.40%, 08/14/28	110	113,413
5.45%, 06/15/34	215	223,483
5.70%, 08/14/33	185	195,048
John Deere Capital Corp.
0.70%, 01/15/26	200	190,280
1.05%, 06/17/26	60	56,720
1.30%, 10/13/26	140	131,691
1.45%, 01/15/31	180	151,452
1.50%, 03/06/28	100	91,080
1.70%, 01/11/27	175	165,150
1.75%, 03/09/27	65	61,185
2.00%, 06/17/31	205	176,083
Security	Par (000)	Value
Machinery (continued)
2.25%, 09/14/26	$195	$187,301
2.35%, 03/08/27	110	105,014
2.45%, 01/09/30	125	114,274
2.65%, 06/10/26	210	204,235
2.80%, 09/08/27	185	177,701
2.80%, 07/18/29	170	158,952
3.05%, 01/06/28	130	125,402
3.35%, 04/18/29	150	144,657
3.40%, 09/11/25	35	34,606
3.45%, 03/07/29	193	186,449
3.90%, 06/07/32	190	181,811
4.05%, 09/08/25	140	139,375
4.15%, 09/15/27	170	170,031
4.35%, 09/15/32	175	173,758
4.50%, 01/08/27	145	146,245
4.50%, 01/16/29	190	191,896
4.70%, 06/10/30	200	204,360
4.75%, 06/08/26	135	136,039
4.75%, 01/20/28	245	248,952
4.80%, 01/09/26	300	301,748
4.85%, 03/05/27	90	91,337
4.85%, 06/11/29	155	158,702
4.85%, 10/11/29	125	128,350
4.90%, 06/11/27	155	157,798
4.90%, 03/03/28	60	61,342
4.90%, 03/07/31	125	128,239
4.95%, 03/06/26	85	85,728
4.95%, 07/14/28	255	261,493
5.05%, 03/03/26	75	75,833
5.10%, 04/11/34	155	160,218
5.15%, 09/08/26	55	55,963
5.15%, 09/08/33	215	224,168
5.30%, 09/08/25	70	70,522
Series 1, 5.05%, 06/12/34	160	164,579
Nordson Corp.
5.60%, 09/15/28	35	36,275
5.80%, 09/15/33	100	106,612
nVent Finance SARL
2.75%, 11/15/31	75	64,163
4.55%, 04/15/28	143	141,603
5.65%, 05/15/33	85	87,260
Oshkosh Corp.
3.10%, 03/01/30	125	114,767
4.60%, 05/15/28	110	109,957
Otis Worldwide Corp.
2.29%, 04/05/27	165	156,310
2.57%, 02/15/30	389	351,203
5.25%, 08/16/28	190	195,510
Rockwell Automation Inc.
1.75%, 08/15/31	75	62,845
3.50%, 03/01/29	145	140,635
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	255	248,800
4.70%, 09/15/28	293	294,045
5.61%, 03/11/34	30	31,253
Xylem Inc./New York
1.95%, 01/30/28	145	133,649
2.25%, 01/30/31	130	113,218
3.25%, 11/01/26	160	155,684
		14,341,261
77
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26(b)	$143	$136,722
2.38%, 08/26/29	238	215,750
2.88%, 10/15/27(b)	191	182,681
3.05%, 04/15/30(b)	122	114,187
3.38%, 03/01/29	181	173,589
3.63%, 09/14/28	143	138,924
Carlisle Companies Inc.
2.20%, 03/01/32	147	123,005
2.75%, 03/01/30	245	222,855
3.75%, 12/01/27	160	156,107
Eaton Corp.
3.10%, 09/15/27	235	227,805
4.00%, 11/02/32	140	135,068
4.15%, 03/15/33	235	228,542
4.35%, 05/18/28	55	55,411
Illinois Tool Works Inc., 2.65%, 11/15/26	315	305,463
Parker-Hannifin Corp.
3.25%, 03/01/27	192	186,648
3.25%, 06/14/29	214	203,019
4.25%, 09/15/27	265	263,605
4.50%, 09/15/29	255	255,653
Pentair Finance SARL
4.50%, 07/01/29	120	118,506
5.90%, 07/15/32	120	126,953
Teledyne Technologies Inc.
1.60%, 04/01/26	125	119,003
2.25%, 04/01/28	165	152,658
2.75%, 04/01/31	268	237,427
Textron Inc.
2.45%, 03/15/31	140	121,330
3.00%, 06/01/30	120	109,676
3.38%, 03/01/28	80	76,867
3.65%, 03/15/27	90	88,018
3.90%, 09/17/29	83	80,193
4.00%, 03/15/26	98	96,984
6.10%, 11/15/33	100	106,776
		4,759,425
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	280	247,435
2.30%, 02/01/32	190	151,834
2.80%, 04/01/31	360	305,433
3.75%, 02/15/28	196	187,310
4.20%, 03/15/28	260	251,771
4.40%, 04/01/33	200	182,097
5.05%, 03/30/29	268	265,531
6.10%, 06/01/29	345	356,367
6.15%, 11/10/26	235	240,760
6.55%, 06/01/34	300	310,370
6.65%, 02/01/34	265	275,928
Comcast Corp.
1.50%, 02/15/31	375	311,578
1.95%, 01/15/31	355	303,322
2.35%, 01/15/27	344	329,022
2.65%, 02/01/30	355	324,588
3.15%, 03/01/26	476	467,070
3.15%, 02/15/28	382	367,643
3.30%, 02/01/27	265	258,985
3.30%, 04/01/27	215	209,726
Security	Par (000)	Value
Media (continued)
3.40%, 04/01/30	$383	$362,873
3.55%, 05/01/28	188	183,000
3.95%, 10/15/25	671	665,731
4.15%, 10/15/28	881	874,219
4.20%, 08/15/34	250	237,879
4.25%, 10/15/30	358	354,057
4.25%, 01/15/33	192	185,623
4.55%, 01/15/29	230	232,055
4.65%, 02/15/33	285	284,765
4.80%, 05/15/33(b)	297	298,884
5.10%, 06/01/29	180	185,827
5.25%, 11/07/25	125	125,916
5.30%, 06/01/34	200	207,254
5.35%, 11/15/27	210	216,760
5.50%, 11/15/32	250	264,309
7.05%, 03/15/33	130	150,344
Discovery Communications LLC
3.63%, 05/15/30	244	216,998
3.95%, 03/20/28	397	376,087
4.13%, 05/15/29	137	127,861
4.90%, 03/11/26	185	183,931
FactSet Research Systems Inc.
2.90%, 03/01/27	130	124,724
3.45%, 03/01/32	110	98,906
Fox Corp.
3.50%, 04/08/30	175	165,141
4.71%, 01/25/29	360	362,736
6.50%, 10/13/33	240	259,930
Grupo Televisa SAB, 8.50%, 03/11/32	85	99,469
Paramount Global
2.90%, 01/15/27(b)	110	104,326
3.38%, 02/15/28	115	107,153
3.70%, 06/01/28	50	46,856
4.20%, 06/01/29	110	103,390
4.20%, 05/19/32	210	182,555
4.95%, 01/15/31	271	252,247
5.50%, 05/15/33	95	87,225
7.88%, 07/30/30	185	201,101
TCI Communications Inc.
7.13%, 02/15/28	85	92,369
7.88%, 02/15/26	105	109,833
Thomson Reuters Corp., 3.35%, 05/15/26	133	130,064
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	115	131,028
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	278	265,753
2.95%, 06/15/27	230	222,215
3.00%, 02/13/26	226	221,227
3.15%, 09/17/25	194	191,237
Series B, 7.00%, 03/01/32	70	80,698
Walt Disney Co. (The)
1.75%, 01/13/26	360	347,225
2.00%, 09/01/29	436	391,589
2.20%, 01/13/28	256	240,228
2.65%, 01/13/31	545	490,789
3.38%, 11/15/26	140	137,085
3.70%, 10/15/25	102	101,170
3.70%, 03/23/27	110	108,640
3.80%, 03/22/30	257	250,315
6.55%, 03/15/33	110	124,345
		16,912,712
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32	$90	$85,051
4.50%, 12/15/28	125	124,069
		209,120
Mining — 0.1%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	30	27,814
3.75%, 10/01/30	200	182,007
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	310	313,582
4.88%, 02/27/26	275	276,288
4.90%, 02/28/33	195	196,959
5.10%, 09/08/28	115	117,918
5.25%, 09/08/26	185	187,977
5.25%, 09/08/30	180	187,464
5.25%, 09/08/33	310	319,841
6.42%, 03/01/26	70	71,873
Freeport-McMoRan Inc.
4.13%, 03/01/28	125	122,684
4.25%, 03/01/30	95	92,349
4.38%, 08/01/28	115	113,384
4.63%, 08/01/30	153	151,508
5.00%, 09/01/27	133	133,323
5.25%, 09/01/29	175	177,205
Kinross Gold Corp.
4.50%, 07/15/27	146	145,336
6.25%, 07/15/33	100	107,151
Newmont Corp.
2.25%, 10/01/30	304	269,712
2.60%, 07/15/32	305	266,098
2.80%, 10/01/29	136	126,288
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30(a)	30	28,106
5.30%, 03/15/26(a)	175	176,632
5.35%, 03/15/34(a)	185	191,128
Rio Tinto Alcan Inc.
6.13%, 12/15/33	30	33,015
7.25%, 03/15/31	140	159,235
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	200	219,240
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	265	273,511
Yamana Gold Inc., 2.63%, 08/15/31	149	127,362
		4,794,990
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	450	451,847
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	755	763,479
		1,215,326
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	257	245,268
3.25%, 02/15/29	170	159,446
3.28%, 12/01/28	115	107,831
3.57%, 12/01/31	205	184,234
4.25%, 04/01/28	155	152,343
5.10%, 03/01/30	50	50,170
5.55%, 08/22/34	100	100,448
		999,740
Security	Par (000)	Value
Oil & Gas — 0.8%
Apache Corp.
4.25%, 01/15/30(b)	$115	$109,874
4.38%, 10/15/28	15	14,634
BP Capital Markets America Inc.
1.75%, 08/10/30	235	202,539
2.72%, 01/12/32	465	409,583
3.02%, 01/16/27	235	228,213
3.12%, 05/04/26	250	244,720
3.41%, 02/11/26	278	273,967
3.54%, 04/06/27	105	103,043
3.59%, 04/14/27	173	170,113
3.63%, 04/06/30	314	302,198
3.80%, 09/21/25	273	270,802
3.94%, 09/21/28	325	320,119
4.23%, 11/06/28	281	280,097
4.70%, 04/10/29	200	202,663
4.81%, 02/13/33	585	585,371
4.89%, 09/11/33	300	301,837
4.97%, 10/17/29	190	194,793
4.99%, 04/10/34	220	222,355
5.02%, 11/17/27	210	214,582
BP Capital Markets PLC
3.28%, 09/19/27	360	350,312
3.72%, 11/28/28	263	256,480
6.45%, (5-year CMT + 2.153%)(c)(e)	150	156,146
Burlington Resources LLC
7.20%, 08/15/31	50	57,384
7.40%, 12/01/31	5	5,805
Canadian Natural Resources Ltd.
2.95%, 07/15/30	150	135,859
3.85%, 06/01/27	288	282,497
6.45%, 06/30/33	10	10,787
7.20%, 01/15/32	135	152,494
Cenovus Energy Inc.
2.65%, 01/15/32	155	132,259
4.25%, 04/15/27	75	74,159
Chevron Corp.
2.00%, 05/11/27	195	184,747
2.24%, 05/11/30	373	334,689
2.95%, 05/16/26	505	494,346
3.33%, 11/17/25	229	226,097
Chevron USA Inc.
1.02%, 08/12/27	215	196,760
3.25%, 10/15/29	145	138,797
3.85%, 01/15/28	157	155,961
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	235,965
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	201,416
Conoco Funding Co., 7.25%, 10/15/31	85	98,038
ConocoPhillips Co.
5.05%, 09/15/33	290	297,535
5.90%, 10/15/32	130	141,043
6.95%, 04/15/29	277	307,686
Continental Resources Inc./OK, 4.38%, 01/15/28	235	230,417
Coterra Energy Inc.
3.90%, 05/15/27	170	166,631
4.38%, 03/15/29	98	95,951
5.60%, 03/15/34	105	107,462
Devon Energy Corp.
4.50%, 01/15/30	127	125,947
5.20%, 09/15/34	200	197,835
5.25%, 10/15/27	115	115,924
79
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.85%, 12/15/25	$108	$109,199
5.88%, 06/15/28	70	70,722
7.88%, 09/30/31	126	146,252
7.95%, 04/15/32	115	134,824
Diamondback Energy Inc.
3.13%, 03/24/31	157	141,780
3.25%, 12/01/26	206	200,482
3.50%, 12/01/29	267	252,473
5.15%, 01/30/30	195	199,369
5.20%, 04/18/27	200	203,320
5.40%, 04/18/34	270	274,973
6.25%, 03/15/33	180	193,594
Eni USA Inc., 7.30%, 11/15/27	104	112,390
EOG Resources Inc.
4.15%, 01/15/26	190	189,457
4.38%, 04/15/30	152	152,249
EQT Corp.
3.90%, 10/01/27	240	234,541
5.00%, 01/15/29	82	82,241
5.70%, 04/01/28	115	117,983
5.75%, 02/01/34	170	173,146
7.00%, 02/01/30	170	185,104
Equinor ASA
2.38%, 05/22/30	213	192,488
3.00%, 04/06/27	43	41,662
3.13%, 04/06/30	365	343,099
3.63%, 09/10/28	255	249,424
7.25%, 09/23/27	150	162,540
Exxon Mobil Corp.
2.28%, 08/16/26	300	289,664
2.44%, 08/16/29	319	295,271
2.61%, 10/15/30	380	346,471
3.04%, 03/01/26	535	525,554
3.29%, 03/19/27	282	277,742
3.48%, 03/19/30	497	478,767
Helmerich & Payne Inc., 2.90%, 09/29/31	130	111,751
Hess Corp.
4.30%, 04/01/27	257	255,161
7.13%, 03/15/33	85	96,974
7.30%, 08/15/31	130	148,309
7.88%, 10/01/29	100	114,154
HF Sinclair Corp.
4.50%, 10/01/30	105	101,429
5.00%, 02/01/28(a)	30	29,594
5.88%, 04/01/26	205	207,187
6.38%, 04/15/27(a)	30	30,259
Marathon Oil Corp.
4.40%, 07/15/27	252	251,098
5.30%, 04/01/29	150	154,495
5.70%, 04/01/34	165	174,216
6.80%, 03/15/32	135	150,481
Marathon Petroleum Corp.
3.80%, 04/01/28	130	127,175
5.13%, 12/15/26	212	214,414
Occidental Petroleum Corp.
5.00%, 08/01/27	185	186,706
5.20%, 08/01/29	295	299,294
5.38%, 01/01/32	180	182,447
5.50%, 12/01/25	100	100,630
5.55%, 03/15/26	145	146,271
5.55%, 10/01/34	105	106,400
Security	Par (000)	Value
Oil & Gas (continued)
5.88%, 09/01/25	$55	$55,355
6.13%, 01/01/31	255	268,247
6.38%, 09/01/28(b)	65	68,198
6.63%, 09/01/30	310	333,358
7.50%, 05/01/31	205	232,219
7.88%, 09/15/31	50	57,556
8.50%, 07/15/27	10	10,861
8.88%, 07/15/30	50	58,993
Ovintiv Inc.
5.38%, 01/01/26	135	135,495
5.65%, 05/15/28	140	144,117
6.25%, 07/15/33	145	153,240
6.50%, 08/15/34	100	108,291
7.20%, 11/01/31	80	88,788
7.38%, 11/01/31	130	145,329
8.13%, 09/15/30	95	109,668
Patterson-UTI Energy Inc.
3.95%, 02/01/28	55	52,952
5.15%, 11/15/29	50	49,737
7.15%, 10/01/33	125	135,390
Phillips 66
1.30%, 02/15/26	170	162,048
2.15%, 12/15/30	195	169,581
3.90%, 03/15/28	150	147,332
Phillips 66 Co.
3.15%, 12/15/29	120	112,207
3.55%, 10/01/26	120	117,582
3.75%, 03/01/28	105	102,388
4.95%, 12/01/27	190	193,058
5.25%, 06/15/31	130	133,723
5.30%, 06/30/33	220	225,113
Pioneer Natural Resources Co.
1.13%, 01/15/26	15	14,336
1.90%, 08/15/30	295	256,911
2.15%, 01/15/31	230	200,062
5.10%, 03/29/26	160	161,534
Shell International Finance BV
2.38%, 11/07/29	373	340,751
2.50%, 09/12/26	287	277,135
2.75%, 04/06/30	340	314,200
2.88%, 05/10/26	392	383,184
3.88%, 11/13/28	377	372,809
Suncor Energy Inc., 7.15%, 02/01/32	155	173,916
Tosco Corp., 8.13%, 02/15/30	65	76,519
TotalEnergies Capital International SA
2.83%, 01/10/30	265	246,350
3.46%, 02/19/29	285	275,545
TotalEnergies Capital SA
3.88%, 10/11/28	212	208,788
5.15%, 04/05/34	190	196,397
Valero Energy Corp.
2.15%, 09/15/27	64	59,897
2.80%, 12/01/31	110	96,029
3.40%, 09/15/26	20	19,529
4.00%, 04/01/29	35	34,229
4.35%, 06/01/28	46	45,595
7.50%, 04/15/32	165	191,527
		27,400,227
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	$186	$176,758
3.14%, 11/07/29	120	112,676
3.34%, 12/15/27	319	309,309
4.49%, 05/01/30	135	135,389
Halliburton Co.
2.92%, 03/01/30	265	244,042
3.80%, 11/15/25	158	156,273
NOV Inc., 3.60%, 12/01/29	162	153,630
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	155	149,951
Schlumberger Investment SA
2.65%, 06/26/30	295	269,133
4.50%, 05/15/28	80	80,374
4.85%, 05/15/33	80	81,255
5.00%, 06/01/34	100	102,010
		1,970,800
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26	165	161,657
4.50%, 05/15/28	60	59,598
5.63%, 05/26/33	130	135,441
Amcor Flexibles North America Inc.
2.63%, 06/19/30	157	139,638
2.69%, 05/25/31	195	170,274
Amcor Group Finance PLC, 5.45%, 05/23/29	50	51,448
AptarGroup Inc., 3.60%, 03/15/32	58	52,550
Berry Global Inc.
1.57%, 01/15/26	397	379,696
1.65%, 01/15/27	80	74,510
5.50%, 04/15/28	20	20,331
5.65%, 01/15/34(a)	175	178,713
5.80%, 06/15/31(a)	130	134,105
Packaging Corp. of America
3.00%, 12/15/29	112	104,177
3.40%, 12/15/27	150	145,156
5.70%, 12/01/33	80	84,079
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(a)	30	30,677
5.44%, 04/03/34(a)	240	246,836
Sonoco Products Co.
2.25%, 02/01/27	55	52,031
2.85%, 02/01/32(b)	120	103,871
3.13%, 05/01/30	80	73,983
WestRock MWV LLC
7.95%, 02/15/31	10	11,610
8.20%, 01/15/30	104	120,411
WRKCo Inc.
3.00%, 06/15/33	165	144,020
3.38%, 09/15/27	125	120,768
3.90%, 06/01/28	42	40,891
4.00%, 03/15/28	140	137,302
4.20%, 06/01/32	10	9,639
4.65%, 03/15/26	204	203,234
4.90%, 03/15/29	182	184,193
		3,370,839
Pharmaceuticals — 1.3%
AbbVie Inc.
2.95%, 11/21/26	875	850,384
Security	Par (000)	Value
Pharmaceuticals (continued)
3.20%, 05/14/26	$530	$519,647
3.20%, 11/21/29	1,156	1,095,548
4.25%, 11/14/28	438	439,375
4.80%, 03/15/27	540	547,193
4.80%, 03/15/29	540	551,569
4.95%, 03/15/31	275	283,052
5.05%, 03/15/34	650	669,557
Astrazeneca Finance LLC
1.20%, 05/28/26	290	275,175
1.75%, 05/28/28	285	260,980
2.25%, 05/28/31	129	112,533
4.80%, 02/26/27	285	288,731
4.85%, 02/26/29	225	230,307
4.88%, 03/03/28	275	280,770
4.88%, 03/03/33	165	169,308
4.90%, 03/03/30	180	185,840
4.90%, 02/26/31	255	262,011
5.00%, 02/26/34	270	278,117
AstraZeneca PLC
0.70%, 04/08/26	215	203,183
1.38%, 08/06/30	292	248,560
3.13%, 06/12/27	164	159,370
3.38%, 11/16/25	422	416,462
4.00%, 01/17/29	273	270,736
Becton Dickinson & Co.
1.96%, 02/11/31	240	203,907
2.82%, 05/20/30	188	171,858
3.70%, 06/06/27	364	356,653
4.30%, 08/22/32	125	121,122
4.69%, 02/13/28	220	221,210
4.87%, 02/08/29	5	5,076
5.08%, 06/07/29	150	153,597
5.11%, 02/08/34	150	152,584
Bristol-Myers Squibb Co.
0.75%, 11/13/25	250	239,092
1.13%, 11/13/27	255	231,869
1.45%, 11/13/30	300	253,335
2.95%, 03/15/32	405	363,668
3.20%, 06/15/26	414	406,276
3.25%, 02/27/27	80	78,194
3.40%, 07/26/29	515	494,833
3.45%, 11/15/27	110	107,366
3.90%, 02/20/28	295	291,298
4.90%, 02/22/27	140	142,247
4.90%, 02/22/29	405	415,200
4.95%, 02/20/26	270	272,480
5.10%, 02/22/31	270	279,191
5.20%, 02/22/34	585	606,553
5.75%, 02/01/31	245	262,433
5.90%, 11/15/33	175	190,483
Cardinal Health Inc.
3.41%, 06/15/27	305	296,628
3.75%, 09/15/25	130	128,558
5.13%, 02/15/29	85	86,984
5.45%, 02/15/34	60	62,137
Cencora Inc.
2.70%, 03/15/31	300	266,219
2.80%, 05/15/30	55	49,989
3.45%, 12/15/27	210	203,628
5.13%, 02/15/34	5	5,092
81
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cigna Group (The)
1.25%, 03/15/26	$93	$88,437
2.38%, 03/15/31	370	321,773
2.40%, 03/15/30	318	284,903
3.05%, 10/15/27	145	139,331
3.40%, 03/01/27	300	292,469
4.38%, 10/15/28	845	839,973
4.50%, 02/25/26	270	269,514
5.00%, 05/15/29	165	168,317
5.13%, 05/15/31	120	123,073
5.25%, 02/15/34	290	296,034
5.40%, 03/15/33	200	207,230
5.69%, 03/15/26	205	205,019
CVS Health Corp.
1.30%, 08/21/27	492	449,051
1.75%, 08/21/30	255	214,589
1.88%, 02/28/31	275	227,854
2.13%, 09/15/31	225	186,809
2.88%, 06/01/26	385	373,384
3.00%, 08/15/26	190	184,438
3.25%, 08/15/29	397	370,985
3.63%, 04/01/27	130	127,260
3.75%, 04/01/30	343	325,064
4.30%, 03/25/28	1,155	1,140,555
5.00%, 02/20/26	350	351,059
5.00%, 01/30/29	245	248,441
5.13%, 02/21/30	355	360,609
5.25%, 01/30/31	165	167,753
5.25%, 02/21/33	390	392,090
5.30%, 06/01/33	265	266,245
5.40%, 06/01/29	230	236,177
5.55%, 06/01/31	225	231,324
5.70%, 06/01/34	285	291,904
6.25%, 06/01/27	125	130,295
Eli Lilly & Co.
3.10%, 05/15/27	84	81,968
3.38%, 03/15/29	265	257,473
4.15%, 08/14/27	175	175,446
4.20%, 08/14/29	145	145,265
4.50%, 02/09/27	260	262,399
4.50%, 02/09/29	255	259,182
4.60%, 08/14/34	175	175,474
4.70%, 02/27/33	240	243,584
4.70%, 02/09/34	315	318,832
5.50%, 03/15/27	95	98,325
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	420	414,794
5.38%, 04/15/34	55	58,547
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	210	202,179
Johnson & Johnson
0.55%, 09/01/25	190	182,803
0.95%, 09/01/27	395	362,228
1.30%, 09/01/30	380	325,804
2.45%, 03/01/26	412	402,190
2.90%, 01/15/28	387	374,429
2.95%, 03/03/27	295	288,148
4.38%, 12/05/33	15	15,281
4.80%, 06/01/29	320	330,931
4.90%, 06/01/31	265	275,304
4.95%, 05/15/33	120	127,643
4.95%, 06/01/34	235	245,617
Security	Par (000)	Value
Pharmaceuticals (continued)
6.95%, 09/01/29(b)	$70	$80,180
McKesson Corp.
0.90%, 12/03/25	135	128,894
1.30%, 08/15/26	155	145,950
3.95%, 02/16/28	89	87,511
4.90%, 07/15/28	20	20,395
5.10%, 07/15/33	160	164,332
Mead Johnson Nutrition Co., 4.13%, 11/15/25	227	225,622
Merck & Co. Inc.
0.75%, 02/24/26	275	261,235
1.45%, 06/24/30	285	243,868
1.70%, 06/10/27	375	351,450
1.90%, 12/10/28	230	209,808
2.15%, 12/10/31	470	404,826
3.40%, 03/07/29	405	391,810
4.05%, 05/17/28	140	139,931
4.30%, 05/17/30	220	220,793
4.50%, 05/17/33	420	420,497
6.50%, 12/01/33	35	40,006
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	75	80,041
Mylan Inc., 4.55%, 04/15/28	155	153,401
Novartis Capital Corp.
2.00%, 02/14/27	366	348,093
2.20%, 08/14/30	335	300,872
3.00%, 11/20/25	264	259,755
3.10%, 05/17/27	268	261,240
Pfizer Inc.
1.70%, 05/28/30	242	210,528
1.75%, 08/18/31	230	194,087
2.63%, 04/01/30	331	303,671
2.75%, 06/03/26	345	335,956
3.00%, 12/15/26	483	470,743
3.45%, 03/15/29	427	413,944
3.60%, 09/15/28	285	279,017
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	670	670,680
4.45%, 05/19/28	940	944,336
4.65%, 05/19/30	160	162,486
4.75%, 05/19/33	1,085	1,090,952
Pharmacia LLC, 6.60%, 12/01/28	135	146,662
Sanofi SA, 3.63%, 06/19/28	240	236,797
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	16	15,639
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	600	526,413
5.00%, 11/26/28	412	419,898
5.30%, 07/05/34	200	205,021
Utah Acquisition Sub Inc., 3.95%, 06/15/26	539	531,550
Viatris Inc.
2.30%, 06/22/27	155	144,945
2.70%, 06/22/30	340	299,274
Wyeth LLC, 6.50%, 02/01/34	190	215,239
Zoetis Inc.
2.00%, 05/15/30	170	148,498
3.00%, 09/12/27	215	206,387
3.90%, 08/20/28	123	120,906
4.50%, 11/13/25	151	150,624
5.40%, 11/14/25	65	65,467
5.60%, 11/16/32	190	200,187
		44,504,390
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines — 0.9%
6297782 LLC
4.91%, 09/01/27(a)	$30	$30,064
5.03%, 10/01/29(a)	30	29,930
5.58%, 10/01/34(a)	110	109,500
Boardwalk Pipelines LP
3.40%, 02/15/31	120	108,418
3.60%, 09/01/32	94	84,165
4.45%, 07/15/27	70	69,637
4.80%, 05/03/29	125	124,962
5.63%, 08/01/34	75	76,566
5.95%, 06/01/26	140	142,293
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	290	276,161
5.13%, 06/30/27	292	294,939
Cheniere Energy Inc.
4.63%, 10/15/28	325	321,622
5.65%, 04/15/34(a)	280	288,042
Cheniere Energy Partners LP
3.25%, 01/31/32	310	274,905
4.00%, 03/01/31	330	311,415
4.50%, 10/01/29	180	176,089
5.75%, 08/15/34(a)	225	232,753
5.95%, 06/30/33	357	374,784
DCP Midstream Operating LP
3.25%, 02/15/32	80	70,742
5.13%, 05/15/29	130	132,129
5.63%, 07/15/27	150	153,832
8.13%, 08/16/30	95	110,963
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	139	128,672
Enbridge Energy Partners LP, 5.88%, 10/15/25	90	90,775
Enbridge Inc.
1.60%, 10/04/26	140	131,906
2.50%, 08/01/33	255	211,058
3.13%, 11/15/29	295	275,078
3.70%, 07/15/27	200	195,630
4.25%, 12/01/26	7	6,953
5.25%, 04/05/27	75	76,394
5.30%, 04/05/29	140	143,958
5.63%, 04/05/34	290	299,673
5.70%, 03/08/33	540	563,543
5.90%, 11/15/26	195	200,477
6.00%, 11/15/28	140	147,754
6.20%, 11/15/30	160	172,950
7.20%, 06/27/54, (5-year CMT + 2.970%)(c)	100	103,466
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	75	77,028
Energy Transfer LP
3.75%, 05/15/30	365	346,051
3.90%, 07/15/26	80	78,833
4.00%, 10/01/27	175	171,841
4.15%, 09/15/29	145	141,523
4.20%, 04/15/27	137	135,540
4.40%, 03/15/27	157	156,226
4.75%, 01/15/26	295	294,496
4.95%, 05/15/28	192	193,705
4.95%, 06/15/28	209	211,148
5.25%, 04/15/29	341	348,596
5.25%, 07/01/29	90	92,115
5.50%, 06/01/27	218	222,298
5.55%, 02/15/28	245	251,841
5.55%, 05/15/34	205	209,808
Security	Par (000)	Value
Pipelines (continued)
5.60%, 09/01/34	$100	$102,741
5.75%, 02/15/33	360	373,841
5.95%, 12/01/25	94	94,991
6.05%, 12/01/26	225	231,642
6.10%, 12/01/28	110	115,982
6.40%, 12/01/30	175	189,354
6.55%, 12/01/33	330	360,708
EnLink Midstream LLC
5.38%, 06/01/29	15	15,268
5.65%, 09/01/34	40	40,654
Enterprise Products Operating LLC
2.80%, 01/31/30	315	291,285
3.13%, 07/31/29	353	334,440
3.70%, 02/15/26	255	252,417
3.95%, 02/15/27	135	133,913
4.15%, 10/16/28	260	258,486
4.60%, 01/11/27	220	221,797
4.85%, 01/31/34	210	210,962
5.05%, 01/10/26	185	186,529
5.35%, 01/31/33	255	265,606
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(c)	127	119,338
Series D, 6.88%, 03/01/33	145	165,046
Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(c)	100	97,769
Kinder Morgan Energy Partners LP
7.30%, 08/15/33	25	28,796
7.40%, 03/15/31	65	73,317
7.75%, 03/15/32	80	92,846
Kinder Morgan Inc.
1.75%, 11/15/26	130	122,502
2.00%, 02/15/31	207	176,243
4.30%, 03/01/28	265	263,625
4.80%, 02/01/33	205	200,523
5.00%, 02/01/29	225	228,081
5.10%, 08/01/29	140	142,676
5.20%, 06/01/33	350	351,117
5.40%, 02/01/34	275	279,338
7.75%, 01/15/32	225	260,963
7.80%, 08/01/31	90	103,983
MPLX LP
1.75%, 03/01/26	371	355,015
2.65%, 08/15/30	330	295,083
4.00%, 03/15/28	340	333,408
4.13%, 03/01/27	295	291,765
4.25%, 12/01/27	90	89,007
4.80%, 02/15/29	70	70,634
4.95%, 09/01/32	232	229,858
5.00%, 03/01/33	275	272,341
5.50%, 06/01/34	295	300,250
Northwest Pipeline LLC, 4.00%, 04/01/27	30	29,489
ONEOK Inc.
2.20%, 09/15/25	60	58,361
3.10%, 03/15/30	195	179,983
3.25%, 06/01/30	95	88,048
3.40%, 09/01/29	156	147,210
4.00%, 07/13/27	131	129,362
4.35%, 03/15/29	150	148,321
4.55%, 07/15/28	155	154,768
5.00%, 03/01/26	160	160,281
5.55%, 11/01/26	170	173,195
5.65%, 11/01/28	190	197,374
83
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.80%, 11/01/30	$115	$121,346
5.85%, 01/15/26	150	151,883
6.05%, 09/01/33	305	322,196
6.10%, 11/15/32	170	180,671
6.35%, 01/15/31	130	139,541
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	230	216,485
3.80%, 09/15/30	170	160,166
4.50%, 12/15/26	206	204,862
4.65%, 10/15/25	276	274,915
5.70%, 09/15/34	70	71,589
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	314	310,134
4.50%, 05/15/30	392	387,844
5.00%, 03/15/27	379	381,580
5.88%, 06/30/26	370	374,929
Spectra Energy Partners LP, 3.38%, 10/15/26	161	156,940
Targa Resources Corp.
4.20%, 02/01/33	155	144,411
5.20%, 07/01/27	183	185,881
6.13%, 03/15/33	195	207,193
6.15%, 03/01/29	150	158,578
6.50%, 03/30/34	225	245,760
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	235	218,041
4.88%, 02/01/31	255	250,404
5.00%, 01/15/28	220	219,746
5.50%, 03/01/30	250	253,711
6.50%, 07/15/27	160	161,942
6.88%, 01/15/29	130	133,718
TC PipeLines LP, 3.90%, 05/25/27	135	131,984
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	42,065
7.00%, 10/15/28	80	86,407
Texas Eastern Transmission LP, 7.00%, 07/15/32	130	145,028
TransCanada PipeLines Ltd.
2.50%, 10/12/31	303	264,289
4.10%, 04/15/30	325	316,655
4.25%, 05/15/28	298	295,001
4.63%, 03/01/34	185	179,792
4.88%, 01/15/26	215	215,272
5.60%, 03/31/34	10	10,404
6.20%, 03/09/26	115	115,146
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	165	153,222
4.00%, 03/15/28	120	117,533
7.85%, 02/01/26	380	392,953
Valero Energy Partners LP, 4.50%, 03/15/28	80	79,541
Western Midstream Operating LP
4.05%, 02/01/30	275	262,854
4.50%, 03/01/28	50	49,253
4.65%, 07/01/26	110	109,408
4.75%, 08/15/28	70	69,679
5.45%, 11/15/34	100	99,292
6.15%, 04/01/33	165	172,898
6.35%, 01/15/29	80	84,359
Williams Companies Inc. (The)
2.60%, 03/15/31	344	300,912
3.50%, 11/15/30	232	217,476
3.75%, 06/15/27	414	405,422
Security	Par (000)	Value
Pipelines (continued)
4.00%, 09/15/25	$180	$178,331
4.65%, 08/15/32	255	250,857
4.80%, 11/15/29	75	75,553
4.90%, 03/15/29	155	156,768
5.15%, 03/15/34	265	266,294
5.30%, 08/15/28	255	261,661
5.40%, 03/02/26	210	212,073
5.65%, 03/15/33	195	202,696
8.75%, 03/15/32	40	48,668
Series A, 7.50%, 01/15/31	85	96,223
		31,264,214
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(b)	134	115,441
4.88%, 03/01/26	165	165,144
5.50%, 04/01/29	15	15,516
5.95%, 08/15/34	200	211,179
Jones Lang LaSalle Inc., 6.88%, 12/01/28	35	37,783
		545,063
Real Estate Investment Trusts — 1.5%
Agree LP
2.00%, 06/15/28	70	63,417
2.60%, 06/15/33	60	49,099
2.90%, 10/01/30	131	117,407
4.80%, 10/01/32	40	39,240
5.63%, 06/15/34	50	51,476
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	225	176,514
2.00%, 05/18/32	185	150,266
2.75%, 12/15/29	120	108,936
2.95%, 03/15/34	125	105,538
3.38%, 08/15/31	160	146,066
3.80%, 04/15/26	144	142,004
3.95%, 01/15/27	155	152,353
3.95%, 01/15/28	145	141,980
4.30%, 01/15/26	55	54,621
4.50%, 07/30/29	50	49,515
4.70%, 07/01/30	120	119,421
4.90%, 12/15/30	179	180,866
American Assets Trust LP, 3.38%, 02/01/31	130	110,360
American Homes 4 Rent LP
2.38%, 07/15/31	110	93,022
3.63%, 04/15/32	74	67,177
4.25%, 02/15/28	155	152,225
4.90%, 02/15/29	110	110,535
5.50%, 02/01/34	145	147,567
5.50%, 07/15/34	120	122,155
American Tower Corp.
1.30%, 09/15/25	160	153,965
1.45%, 09/15/26	150	140,728
1.50%, 01/31/28	120	108,171
1.60%, 04/15/26	190	180,537
1.88%, 10/15/30	192	162,930
2.10%, 06/15/30	135	117,431
2.30%, 09/15/31	177	150,365
2.70%, 04/15/31	170	149,757
2.75%, 01/15/27	195	186,733
2.90%, 01/15/30	153	140,062
3.13%, 01/15/27	108	104,392
3.38%, 10/15/26	271	264,198
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.55%, 07/15/27	$190	$184,510
3.60%, 01/15/28	125	120,939
3.65%, 03/15/27	155	151,487
3.80%, 08/15/29	349	334,975
3.95%, 03/15/29	129	125,047
4.05%, 03/15/32	145	137,411
4.40%, 02/15/26	181	180,085
5.20%, 02/15/29	80	81,792
5.25%, 07/15/28	165	168,603
5.45%, 02/15/34	125	129,003
5.50%, 03/15/28	190	195,242
5.55%, 07/15/33	200	207,110
5.65%, 03/15/33	110	114,701
5.80%, 11/15/28	210	219,602
5.90%, 11/15/33	180	191,070
AvalonBay Communities Inc.
1.90%, 12/01/28	200	181,211
2.05%, 01/15/32	165	140,018
2.30%, 03/01/30	175	156,466
2.45%, 01/15/31	150	131,980
2.90%, 10/15/26	25	24,234
2.95%, 05/11/26	90	87,764
3.20%, 01/15/28	10	9,617
3.30%, 06/01/29	105	99,961
3.35%, 05/15/27	97	94,404
3.50%, 11/15/25	91	89,846
5.00%, 02/15/33	60	60,532
5.30%, 12/07/33	125	128,511
5.35%, 06/01/34	40	41,350
Boston Properties LP
2.45%, 10/01/33	210	163,245
2.55%, 04/01/32	150	121,911
2.75%, 10/01/26	287	273,356
2.90%, 03/15/30	167	147,309
3.25%, 01/30/31	240	211,145
3.40%, 06/21/29	130	120,041
3.65%, 02/01/26	205	200,604
4.50%, 12/01/28	195	189,957
6.50%, 01/15/34(b)	160	169,715
6.75%, 12/01/27	185	193,519
Brixmor Operating Partnership LP
2.25%, 04/01/28	55	50,345
2.50%, 08/16/31	165	140,612
3.90%, 03/15/27	135	131,993
4.05%, 07/01/30	130	124,543
4.13%, 06/15/26	190	187,756
4.13%, 05/15/29	190	184,405
5.50%, 02/15/34	50	50,566
Broadstone Net Lease LLC, 2.60%, 09/15/31	100	82,722
Camden Property Trust
2.80%, 05/15/30	180	164,696
3.15%, 07/01/29	50	47,180
4.10%, 10/15/28	158	155,327
4.90%, 01/15/34	75	74,435
5.85%, 11/03/26	95	98,013
COPT Defense Properties LP
2.00%, 01/15/29	130	114,303
2.25%, 03/15/26	145	139,078
2.75%, 04/15/31	70	60,041
2.90%, 12/01/33	70	57,186
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Crown Castle Inc.
1.05%, 07/15/26	$223	$209,050
2.10%, 04/01/31	220	184,729
2.25%, 01/15/31	235	200,742
2.50%, 07/15/31	151	129,276
2.90%, 03/15/27	220	210,927
3.10%, 11/15/29	150	138,716
3.30%, 07/01/30	150	138,406
3.65%, 09/01/27	268	260,575
3.70%, 06/15/26	228	223,887
3.80%, 02/15/28	229	222,647
4.00%, 03/01/27	94	92,648
4.30%, 02/15/29	135	132,540
4.45%, 02/15/26	209	207,916
4.80%, 09/01/28	135	135,623
4.90%, 09/01/29	80	80,684
5.00%, 01/11/28	245	247,212
5.10%, 05/01/33	165	165,140
5.20%, 09/01/34	45	44,961
5.60%, 06/01/29	140	145,114
5.80%, 03/01/34	165	172,693
CubeSmart LP
2.00%, 02/15/31	40	33,744
2.25%, 12/15/28	160	145,243
2.50%, 02/15/32	105	89,529
3.00%, 02/15/30	70	64,126
3.13%, 09/01/26	80	77,534
4.00%, 11/15/25	90	88,951
4.38%, 02/15/29	90	88,574
Digital Realty Trust LP
3.60%, 07/01/29	236	225,713
3.70%, 08/15/27	256	249,681
4.45%, 07/15/28	186	184,700
5.55%, 01/15/28	182	186,156
DOC DR LLC
2.63%, 11/01/31	110	94,481
3.95%, 01/15/28	85	83,081
4.30%, 03/15/27	145	143,816
EPR Properties
3.60%, 11/15/31	100	88,112
3.75%, 08/15/29	100	92,702
4.50%, 06/01/27	100	97,952
4.75%, 12/15/26	100	98,919
4.95%, 04/15/28	100	98,757
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	100	103,515
Equinix Inc.
1.00%, 09/15/25	155	148,975
1.45%, 05/15/26	155	146,865
1.55%, 03/15/28	135	121,788
1.80%, 07/15/27	135	125,505
2.00%, 05/15/28	130	118,885
2.15%, 07/15/30	235	205,204
2.50%, 05/15/31	220	191,139
2.90%, 11/18/26	161	155,502
3.20%, 11/18/29	283	264,428
3.90%, 04/15/32	304	286,015
ERP Operating LP
1.85%, 08/01/31	115	96,552
2.50%, 02/15/30	135	122,126
2.85%, 11/01/26	183	177,206
85
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 07/01/29	$163	$152,823
3.25%, 08/01/27	135	131,083
3.50%, 03/01/28	100	97,018
4.15%, 12/01/28	139	137,662
Essential Properties LP, 2.95%, 07/15/31	105	89,926
Essex Portfolio LP
1.65%, 01/15/31	99	81,487
1.70%, 03/01/28	60	54,369
2.55%, 06/15/31	105	90,594
2.65%, 03/15/32	30	25,694
3.00%, 01/15/30	125	114,985
3.38%, 04/15/26	165	161,273
3.63%, 05/01/27	60	58,542
4.00%, 03/01/29	190	184,420
5.50%, 04/01/34	85	87,220
Extra Space Storage LP
2.20%, 10/15/30	95	82,047
2.35%, 03/15/32	140	116,102
2.40%, 10/15/31	130	110,457
2.55%, 06/01/31	100	85,974
3.50%, 07/01/26	185	181,323
3.88%, 12/15/27	55	53,760
3.90%, 04/01/29	80	77,354
4.00%, 06/15/29	105	101,819
5.35%, 01/15/35	50	50,381
5.40%, 02/01/34	95	96,826
5.50%, 07/01/30	105	108,984
5.70%, 04/01/28	70	72,259
5.90%, 01/15/31	175	184,084
Federal Realty OP LP
1.25%, 02/15/26	140	132,957
3.20%, 06/15/29	90	83,917
3.25%, 07/15/27	150	144,308
3.50%, 06/01/30	100	93,313
5.38%, 05/01/28	80	81,672
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	165	144,099
4.00%, 01/15/30	167	157,511
4.00%, 01/15/31	150	139,064
5.30%, 01/15/29	177	178,555
5.38%, 04/15/26	220	220,186
5.63%, 09/15/34	40	40,435
5.75%, 06/01/28	126	128,655
6.75%, 12/01/33	30	32,656
Healthcare Realty Holdings LP
2.00%, 03/15/31	207	170,120
3.10%, 02/15/30	180	163,687
3.50%, 08/01/26	190	185,660
3.75%, 07/01/27	164	159,445
Healthpeak OP LLC
1.35%, 02/01/27	20	18,537
2.13%, 12/01/28	145	131,290
2.88%, 01/15/31	55	49,221
3.00%, 01/15/30	165	152,013
3.25%, 07/15/26	180	175,644
3.50%, 07/15/29	160	152,074
5.25%, 12/15/32	175	177,687
Highwoods Realty LP
2.60%, 02/01/31	75	62,636
3.05%, 02/15/30	105	92,774
3.88%, 03/01/27	30	29,033
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.13%, 03/15/28	$65	$62,505
4.20%, 04/15/29	130	124,180
7.65%, 02/01/34	50	56,240
Host Hotels & Resorts LP
5.70%, 07/01/34	75	75,990
Series F, 4.50%, 02/01/26	65	64,524
Series H, 3.38%, 12/15/29	180	165,934
Series I, 3.50%, 09/15/30	165	150,855
Series J, 2.90%, 12/15/31	85	73,212
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	185	152,616
2.30%, 11/15/28	205	186,084
2.70%, 01/15/34	10	8,192
4.15%, 04/15/32	95	89,528
5.45%, 08/15/30	140	144,586
5.50%, 08/15/33	60	61,140
Kilroy Realty LP
2.50%, 11/15/32	90	70,277
2.65%, 11/15/33	115	87,978
3.05%, 02/15/30	135	118,065
4.25%, 08/15/29	75	70,131
4.38%, 10/01/25	110	108,922
4.75%, 12/15/28	50	49,048
Kimco Realty OP LLC
1.90%, 03/01/28	135	123,014
2.25%, 12/01/31	130	108,628
2.70%, 10/01/30	90	80,778
2.80%, 10/01/26	186	179,306
3.20%, 04/01/32	50	44,519
3.80%, 04/01/27	120	117,521
4.60%, 02/01/33	210	205,413
6.40%, 03/01/34	70	77,065
Kite Realty Group LP
4.00%, 10/01/26	25	24,557
5.50%, 03/01/34	65	65,820
Kite Realty Group Trust, 4.75%, 09/15/30	70	69,298
LXP Industrial Trust
2.38%, 10/01/31	100	82,462
2.70%, 09/15/30	61	53,534
6.75%, 11/15/28	45	47,754
Mid-America Apartments LP
1.10%, 09/15/26	100	93,248
1.70%, 02/15/31	95	79,136
2.75%, 03/15/30	25	22,862
3.60%, 06/01/27	223	217,917
3.95%, 03/15/29	200	196,106
4.00%, 11/15/25	105	103,993
4.20%, 06/15/28	65	64,255
5.00%, 03/15/34	50	50,119
5.30%, 02/15/32	50	51,425
National Health Investors Inc., 3.00%, 02/01/31	105	90,292
NNN REIT Inc.
2.50%, 04/15/30	45	40,002
3.50%, 10/15/27	80	77,483
3.60%, 12/15/26	30	29,387
4.00%, 11/15/25	60	59,373
4.30%, 10/15/28	127	125,307
5.50%, 06/15/34	80	81,713
5.60%, 10/15/33	115	118,114
Omega Healthcare Investors Inc.
3.25%, 04/15/33	160	135,192
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.38%, 02/01/31	$75	$66,841
3.63%, 10/01/29	140	130,285
4.50%, 04/01/27	220	217,443
4.75%, 01/15/28	174	172,499
5.25%, 01/15/26	120	120,040
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	90	76,260
5.75%, 07/15/34	80	82,248
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	43,192
3.15%, 08/15/30	74	63,214
6.88%, 07/15/29(b)	50	51,966
9.25%, 07/20/28	85	93,965
Prologis LP
1.25%, 10/15/30(b)	145	120,677
1.63%, 03/15/31	130	108,277
1.75%, 07/01/30	65	55,965
1.75%, 02/01/31	140	117,954
2.13%, 04/15/27	121	114,456
2.25%, 04/15/30	210	187,596
2.25%, 01/15/32	185	156,502
2.88%, 11/15/29	120	111,423
3.25%, 06/30/26	55	53,910
3.25%, 10/01/26	62	60,619
3.38%, 12/15/27	140	135,953
3.88%, 09/15/28	124	121,528
4.00%, 09/15/28	145	142,905
4.38%, 02/01/29	64	63,902
4.63%, 01/15/33	35	34,735
4.75%, 06/15/33	160	159,784
4.88%, 06/15/28	105	106,748
5.00%, 03/15/34	225	227,341
5.00%, 01/31/35	120	120,852
5.13%, 01/15/34	110	112,471
Public Storage Operating Co.
0.88%, 02/15/26	220	208,942
1.50%, 11/09/26	187	175,933
1.85%, 05/01/28	177	161,707
1.95%, 11/09/28	160	145,257
2.25%, 11/09/31	125	106,860
2.30%, 05/01/31	140	122,287
3.09%, 09/15/27	100	96,564
3.39%, 05/01/29	146	140,327
5.10%, 08/01/33	155	158,517
5.13%, 01/15/29	115	118,631
Rayonier LP, 2.75%, 05/17/31	126	109,080
Realty Income Corp.
0.75%, 03/15/26	125	117,793
1.80%, 03/15/33	20	15,658
2.10%, 03/15/28	130	119,852
2.20%, 06/15/28	85	78,256
2.70%, 02/15/32	60	51,730
2.85%, 12/15/32	140	120,146
3.00%, 01/15/27	160	154,435
3.10%, 12/15/29	155	144,922
3.20%, 02/15/31	60	54,796
3.25%, 06/15/29	40	37,904
3.25%, 01/15/31	254	233,294
3.40%, 01/15/28	90	86,905
3.40%, 01/15/30	135	127,118
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.65%, 01/15/28	$170	$165,515
3.95%, 08/15/27	180	177,580
4.00%, 07/15/29	80	78,126
4.13%, 10/15/26	25	24,784
4.63%, 11/01/25	155	154,818
4.70%, 12/15/28	110	110,825
4.75%, 02/15/29	105	105,966
4.85%, 03/15/30	160	162,041
4.88%, 06/01/26	185	185,641
4.90%, 07/15/33	155	154,047
5.05%, 01/13/26	65	65,045
5.13%, 02/15/34	165	166,141
5.63%, 10/13/32	239	250,617
Regency Centers LP
2.95%, 09/15/29	150	138,796
3.60%, 02/01/27	191	186,738
3.70%, 06/15/30	90	85,630
4.13%, 03/15/28	25	24,647
5.10%, 01/15/35	35	35,092
5.25%, 01/15/34	55	55,892
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	25	26,526
Rexford Industrial Realty LP
2.13%, 12/01/30	30	25,599
2.15%, 09/01/31	110	91,546
5.00%, 06/15/28	75	75,749
Sabra Health Care LP
3.20%, 12/01/31	185	160,504
3.90%, 10/15/29	115	107,555
5.13%, 08/15/26	95	95,209
Safehold GL Holdings LLC
2.80%, 06/15/31	130	112,548
2.85%, 01/15/32	30	25,656
6.10%, 04/01/34	45	46,834
Simon Property Group LP
1.38%, 01/15/27	160	149,005
1.75%, 02/01/28	180	165,032
2.20%, 02/01/31	175	151,461
2.25%, 01/15/32	175	148,650
2.45%, 09/13/29	280	254,848
2.65%, 07/15/30	160	145,154
2.65%, 02/01/32	140	121,806
3.25%, 11/30/26	175	170,624
3.30%, 01/15/26	326	320,296
3.38%, 06/15/27	195	190,557
3.38%, 12/01/27	162	157,180
3.50%, 09/01/25	150	148,202
5.50%, 03/08/33	215	224,281
6.25%, 01/15/34	35	38,216
Store Capital LLC
2.70%, 12/01/31	65	54,566
2.75%, 11/18/30	75	64,870
4.50%, 03/15/28	75	73,080
4.63%, 03/15/29	95	92,393
Sun Communities Operating LP
2.30%, 11/01/28	180	162,797
2.70%, 07/15/31	125	106,835
4.20%, 04/15/32	140	129,964
5.50%, 01/15/29	55	56,227
5.70%, 01/15/33	50	50,890
87
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Tanger Properties LP
2.75%, 09/01/31	$105	$89,491
3.13%, 09/01/26	134	128,870
3.88%, 07/15/27	15	14,604
UDR Inc.
1.90%, 03/15/33	25	19,698
2.10%, 08/01/32	105	85,366
2.10%, 06/15/33	25	19,675
2.95%, 09/01/26	89	85,871
3.00%, 08/15/31	105	94,001
3.20%, 01/15/30	150	139,228
3.50%, 07/01/27	105	101,874
3.50%, 01/15/28	85	81,949
4.40%, 01/26/29	95	93,834
5.13%, 09/01/34	35	34,846
Ventas Realty LP
2.50%, 09/01/31	165	141,011
3.00%, 01/15/30	160	146,389
3.25%, 10/15/26	130	126,065
3.85%, 04/01/27	80	78,426
4.00%, 03/01/28	90	88,057
4.13%, 01/15/26	80	79,203
4.40%, 01/15/29	261	258,380
4.75%, 11/15/30	125	124,957
5.63%, 07/01/34	50	51,801
VICI Properties LP
4.75%, 02/15/28	285	284,200
4.95%, 02/15/30	250	248,663
5.13%, 05/15/32	350	345,470
5.75%, 04/01/34(b)	100	102,830
Welltower OP LLC
2.05%, 01/15/29	85	76,440
2.70%, 02/15/27	170	163,445
2.75%, 01/15/31	135	120,122
2.75%, 01/15/32	170	147,689
2.80%, 06/01/31	110	97,527
3.10%, 01/15/30	193	178,730
3.85%, 06/15/32	65	60,936
4.13%, 03/15/29	165	161,897
4.25%, 04/01/26	215	213,575
4.25%, 04/15/28	165	163,221
Weyerhaeuser Co.
3.38%, 03/09/33	75	67,150
4.00%, 11/15/29	175	169,807
4.00%, 04/15/30	152	146,786
4.75%, 05/15/26	170	170,286
6.95%, 10/01/27	10	10,639
7.38%, 03/15/32	175	200,894
WP Carey Inc.
2.25%, 04/01/33	30	24,143
2.40%, 02/01/31	70	60,248
2.45%, 02/01/32	100	83,984
3.85%, 07/15/29	135	129,962
4.25%, 10/01/26	140	138,447
5.38%, 06/30/34	75	75,529
		49,029,962
Retail — 0.8%
AutoNation Inc.
1.95%, 08/01/28	55	49,279
2.40%, 08/01/31	112	93,470
3.80%, 11/15/27	95	91,710
Security	Par (000)	Value
Retail (continued)
3.85%, 03/01/32	$195	$178,508
4.50%, 10/01/25	90	89,344
4.75%, 06/01/30	117	115,582
AutoZone Inc.
1.65%, 01/15/31	75	62,675
3.13%, 04/21/26	65	63,464
3.75%, 06/01/27	195	191,413
3.75%, 04/18/29	84	81,160
4.00%, 04/15/30	165	160,315
4.50%, 02/01/28	130	130,057
4.75%, 08/01/32	200	199,164
4.75%, 02/01/33	145	143,414
5.05%, 07/15/26	115	116,164
5.10%, 07/15/29	120	122,655
5.20%, 08/01/33	90	91,401
5.40%, 07/15/34	100	102,363
6.25%, 11/01/28	150	159,752
6.55%, 11/01/33	140	154,883
Best Buy Co. Inc.
1.95%, 10/01/30	175	151,058
4.45%, 10/01/28	165	164,809
Costco Wholesale Corp.
1.38%, 06/20/27	295	274,463
1.60%, 04/20/30	292	254,481
1.75%, 04/20/32	315	263,419
3.00%, 05/18/27	235	229,476
Darden Restaurants Inc.
3.85%, 05/01/27	139	136,282
6.30%, 10/10/33	150	160,854
Dick's Sporting Goods Inc., 3.15%, 01/15/32(b)	195	172,667
Dollar General Corp.
3.50%, 04/03/30	259	239,330
3.88%, 04/15/27	168	164,196
4.13%, 05/01/28	150	146,409
4.15%, 11/01/25	121	119,765
4.63%, 11/01/27	115	114,225
5.00%, 11/01/32(b)	155	151,944
5.20%, 07/05/28	105	105,837
5.45%, 07/05/33(b)	180	180,108
Dollar Tree Inc.
2.65%, 12/01/31	190	162,066
4.20%, 05/15/28	265	260,040
Genuine Parts Co.
1.88%, 11/01/30	100	84,617
2.75%, 02/01/32	90	77,399
4.95%, 08/15/29	75	75,457
6.50%, 11/01/28	100	107,035
6.88%, 11/01/33	135	152,894
Home Depot Inc. (The)
0.90%, 03/15/28	150	134,435
1.38%, 03/15/31	300	248,372
1.50%, 09/15/28	215	194,201
1.88%, 09/15/31	215	182,330
2.13%, 09/15/26	238	228,469
2.50%, 04/15/27	200	191,877
2.70%, 04/15/30	337	310,008
2.80%, 09/14/27	253	243,461
2.88%, 04/15/27	190	184,134
2.95%, 06/15/29	408	385,849
3.00%, 04/01/26	366	358,730
3.25%, 04/15/32	325	299,942
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.35%, 09/15/25	$201	$198,548
3.90%, 12/06/28	227	224,844
4.00%, 09/15/25	175	174,156
4.50%, 09/15/32	265	266,717
4.75%, 06/25/29	160	163,453
4.85%, 06/25/31	215	220,233
4.88%, 06/25/27	175	178,324
4.90%, 04/15/29	145	149,062
4.95%, 09/30/26	160	162,344
4.95%, 06/25/34	270	276,719
5.15%, 06/25/26	245	248,891
Lowe's Companies Inc.
1.30%, 04/15/28	260	233,736
1.70%, 09/15/28	225	202,401
1.70%, 10/15/30	275	233,749
2.50%, 04/15/26	308	298,552
2.63%, 04/01/31	340	301,466
3.10%, 05/03/27	349	337,445
3.35%, 04/01/27	200	194,972
3.38%, 09/15/25	196	193,283
3.65%, 04/05/29	325	314,155
3.75%, 04/01/32	375	351,968
4.40%, 09/08/25	185	184,209
4.50%, 04/15/30	273	273,296
4.80%, 04/01/26	225	225,731
5.00%, 04/15/33	305	310,022
5.15%, 07/01/33	210	216,017
6.50%, 03/15/29	75	81,730
McDonald's Corp.
1.45%, 09/01/25	70	67,823
2.13%, 03/01/30	127	113,200
2.63%, 09/01/29	279	258,198
3.50%, 03/01/27	226	221,518
3.50%, 07/01/27	250	244,651
3.60%, 07/01/30	267	256,177
3.70%, 01/30/26	436	431,140
3.80%, 04/01/28	285	280,532
4.60%, 09/09/32	210	210,884
4.80%, 08/14/28	170	173,015
4.95%, 08/14/33	170	173,838
5.00%, 05/17/29	95	97,742
5.20%, 05/17/34	75	78,177
O'Reilly Automotive Inc.
1.75%, 03/15/31	80	66,842
3.55%, 03/15/26	137	134,724
3.60%, 09/01/27	182	177,714
3.90%, 06/01/29	94	91,572
4.20%, 04/01/30	120	117,726
4.35%, 06/01/28	125	124,547
4.70%, 06/15/32	235	234,391
5.00%, 08/19/34	100	99,918
5.75%, 11/20/26	120	122,934
Ross Stores Inc.
0.88%, 04/15/26	65	61,213
1.88%, 04/15/31	100	83,917
Starbucks Corp.
2.00%, 03/12/27	130	122,812
2.25%, 03/12/30	217	193,945
2.45%, 06/15/26	115	111,154
2.55%, 11/15/30	260	232,827
3.00%, 02/14/32	270	242,815
Security	Par (000)	Value
Retail (continued)
3.50%, 03/01/28	$165	$160,431
3.55%, 08/15/29	246	237,471
4.00%, 11/15/28	165	162,934
4.75%, 02/15/26	220	220,729
4.80%, 02/15/33	140	142,154
4.85%, 02/08/27	75	75,774
4.90%, 02/15/31	110	112,759
5.00%, 02/15/34	115	116,722
Target Corp.
1.95%, 01/15/27	265	253,022
2.35%, 02/15/30	196	178,203
2.50%, 04/15/26	203	198,325
2.65%, 09/15/30	97	89,204
3.38%, 04/15/29	309	300,173
4.40%, 01/15/33	145	145,119
4.50%, 09/15/32	235	236,220
6.35%, 11/01/32	75	84,587
TJX Companies Inc. (The)
1.15%, 05/15/28	10	8,969
1.60%, 05/15/31	65	54,307
2.25%, 09/15/26	240	230,470
3.88%, 04/15/30	195	190,573
Tractor Supply Co.
1.75%, 11/01/30	175	148,372
5.25%, 05/15/33	140	143,276
Walmart Inc.
2.38%, 09/24/29	82	76,214
3.05%, 07/08/26	190	186,634
3.25%, 07/08/29(b)	175	170,323
3.70%, 06/26/28	320	318,265
3.90%, 04/15/28	155	154,717
4.00%, 04/15/26	215	214,520
4.00%, 04/15/30	125	125,466
4.10%, 04/15/33	330	326,761
4.15%, 09/09/32	310	310,170
5.88%, 04/05/27	15	15,709
7.55%, 02/15/30	130	152,918
		25,890,872
Semiconductors — 0.7%
Advanced Micro Devices Inc., 3.92%, 06/01/32	120	116,630
Analog Devices Inc.
1.70%, 10/01/28	210	190,638
2.10%, 10/01/31	250	214,699
3.45%, 06/15/27	80	78,381
3.50%, 12/05/26	240	236,136
5.05%, 04/01/34	90	92,915
Applied Materials Inc.
1.75%, 06/01/30	244	212,155
3.30%, 04/01/27	237	231,705
3.90%, 10/01/25	217	215,579
4.80%, 06/15/29	70	71,591
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	255	246,686
3.88%, 01/15/27	671	661,882
Broadcom Inc.
1.95%, 02/15/28(a)	175	160,885
2.45%, 02/15/31(a)	505	440,480
2.60%, 02/15/33(a)	205	171,923
3.15%, 11/15/25	258	253,231
3.42%, 04/15/33(a)	585	520,887
3.46%, 09/15/26	125	122,391
89
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
3.47%, 04/15/34(a)	$690	$609,721
4.00%, 04/15/29(a)	211	205,831
4.11%, 09/15/28	255	251,847
4.15%, 11/15/30	430	418,231
4.15%, 04/15/32(a)	145	138,284
4.30%, 11/15/32	490	472,610
4.75%, 04/15/29	391	393,691
5.00%, 04/15/30	166	170,667
5.05%, 07/12/27	280	284,297
5.05%, 07/12/29	480	489,294
5.15%, 11/15/31	240	245,254
Intel Corp.
1.60%, 08/12/28	150	132,510
2.00%, 08/12/31	285	234,191
2.45%, 11/15/29	426	377,492
2.60%, 05/19/26	240	230,716
3.15%, 05/11/27	204	195,303
3.75%, 03/25/27	266	258,927
3.75%, 08/05/27	205	198,980
3.90%, 03/25/30	354	336,092
4.00%, 08/05/29	165	158,883
4.00%, 12/15/32	85	78,291
4.15%, 08/05/32	270	252,977
4.88%, 02/10/26	325	324,513
4.88%, 02/10/28	435	434,956
5.00%, 02/21/31	140	139,813
5.13%, 02/10/30	310	312,644
5.15%, 02/21/34	140	138,770
5.20%, 02/10/33	555	552,371
KLA Corp.
4.10%, 03/15/29	239	237,775
4.65%, 07/15/32	180	181,952
4.70%, 02/01/34	100	100,541
Lam Research Corp.
1.90%, 06/15/30	175	153,044
3.75%, 03/15/26	117	115,784
4.00%, 03/15/29	285	281,685
Marvell Technology Inc.
1.65%, 04/15/26	125	119,067
2.45%, 04/15/28	185	171,052
2.95%, 04/15/31	195	174,166
4.88%, 06/22/28	80	80,328
5.75%, 02/15/29	110	114,737
5.95%, 09/15/33	95	100,943
Microchip Technology Inc.
4.25%, 09/01/25	305	302,663
5.05%, 03/15/29	205	209,054
Micron Technology Inc.
2.70%, 04/15/32	220	188,363
4.19%, 02/15/27	248	245,527
4.66%, 02/15/30	180	179,570
4.98%, 02/06/26	173	173,522
5.30%, 01/15/31	125	128,140
5.33%, 02/06/29	155	158,761
5.38%, 04/15/28	160	163,714
5.88%, 02/09/33	265	278,840
5.88%, 09/15/33	65	68,440
6.75%, 11/01/29	285	309,985
NVIDIA Corp.
1.55%, 06/15/28	235	215,201
2.00%, 06/15/31	330	288,518
Security	Par (000)	Value
Semiconductors (continued)
2.85%, 04/01/30	$374	$350,677
3.20%, 09/16/26	205	201,395
NXP BV/NXP Funding LLC
5.35%, 03/01/26	135	135,825
5.55%, 12/01/28	133	137,275
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	195	168,544
2.65%, 02/15/32	215	184,439
3.15%, 05/01/27	70	67,499
3.40%, 05/01/30	245	229,211
3.88%, 06/18/26	125	123,245
4.30%, 06/18/29	230	226,888
4.40%, 06/01/27	190	189,410
5.00%, 01/15/33	210	209,992
Qorvo Inc., 4.38%, 10/15/29	215	207,140
Qualcomm Inc.
1.30%, 05/20/28	188	169,353
1.65%, 05/20/32	260	213,021
2.15%, 05/20/30	345	308,625
3.25%, 05/20/27	463	451,748
4.25%, 05/20/32	105	103,561
5.40%, 05/20/33	155	165,936
Skyworks Solutions Inc.
1.80%, 06/01/26	60	56,943
3.00%, 06/01/31	130	113,763
Texas Instruments Inc.
1.13%, 09/15/26	140	131,702
1.75%, 05/04/30	150	131,447
1.90%, 09/15/31	115	99,084
2.25%, 09/04/29	220	201,277
2.90%, 11/03/27	111	106,890
3.65%, 08/16/32	90	85,887
4.60%, 02/08/27	135	136,374
4.60%, 02/15/28	225	228,283
4.60%, 02/08/29	85	86,662
4.85%, 02/08/34	120	123,722
4.90%, 03/14/33	205	212,451
TSMC Arizona Corp.
1.75%, 10/25/26	305	287,653
2.50%, 10/25/31	275	239,852
3.88%, 04/22/27	225	221,602
4.13%, 04/22/29	25	24,799
4.25%, 04/22/32	230	227,362
Xilinx Inc., 2.38%, 06/01/30	217	194,917
		23,771,776
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	35	31,766
3.48%, 12/01/27	215	207,566
4.20%, 05/01/30	160	155,045
		394,377
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	200	190,942
2.30%, 02/01/30	352	319,579
4.80%, 04/04/29	155	158,999
4.85%, 04/04/27	110	111,785
4.95%, 04/04/34	125	129,097
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Atlassian Corp.
5.25%, 05/15/29	$75	$76,720
5.50%, 05/15/34	105	107,563
Autodesk Inc.
2.40%, 12/15/31	220	189,450
2.85%, 01/15/30	118	108,513
3.50%, 06/15/27	145	141,635
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	235	204,485
2.90%, 12/01/29	177	162,466
3.40%, 06/27/26	152	148,559
Concentrix Corp.
6.60%, 08/02/28	178	186,668
6.65%, 08/02/26	145	149,107
6.85%, 08/02/33(b)	112	117,025
Electronic Arts Inc.
1.85%, 02/15/31	225	190,688
4.80%, 03/01/26	124	124,070
Fidelity National Information Services Inc.
1.15%, 03/01/26	325	308,526
1.65%, 03/01/28	180	163,006
2.25%, 03/01/31	20	17,312
3.75%, 05/21/29	20	19,392
5.10%, 07/15/32	138	141,324
Fiserv Inc.
2.25%, 06/01/27	251	236,877
2.65%, 06/01/30	272	245,574
3.20%, 07/01/26	480	468,723
3.50%, 07/01/29	599	573,654
4.20%, 10/01/28	265	261,994
4.75%, 03/15/30	125	126,380
5.15%, 03/15/27	130	132,237
5.15%, 08/12/34	125	126,268
5.35%, 03/15/31	120	124,448
5.38%, 08/21/28	155	160,116
5.45%, 03/02/28	210	216,538
5.45%, 03/15/34	130	133,979
5.60%, 03/02/33	260	272,181
5.63%, 08/21/33	240	251,092
Intuit Inc.
1.35%, 07/15/27	123	113,770
1.65%, 07/15/30	160	137,414
5.13%, 09/15/28	230	237,533
5.20%, 09/15/33	280	291,755
5.25%, 09/15/26	220	224,334
Microsoft Corp.
1.35%, 09/15/30	160	137,519
2.40%, 08/08/26	914	886,004
3.13%, 11/03/25	631	622,725
3.30%, 02/06/27	898	884,092
3.40%, 09/15/26	131	129,283
3.40%, 06/15/27	75	73,895
Oracle Corp.
1.65%, 03/25/26	565	539,494
2.30%, 03/25/28	425	394,551
2.65%, 07/15/26	650	627,626
2.80%, 04/01/27	476	457,455
2.88%, 03/25/31	725	648,392
2.95%, 04/01/30	730	669,770
3.25%, 11/15/27	603	582,541
3.25%, 05/15/30	105	97,964
Security	Par (000)	Value
Software (continued)
4.30%, 07/08/34	$425	$401,943
4.50%, 05/06/28	205	205,893
4.65%, 05/06/30	165	166,056
4.90%, 02/06/33	390	390,471
5.80%, 11/10/25	215	217,851
6.15%, 11/09/29	280	299,829
6.25%, 11/09/32	505	550,176
Roper Technologies Inc.
1.00%, 09/15/25	125	120,236
1.40%, 09/15/27	170	155,680
1.75%, 02/15/31	265	221,189
2.00%, 06/30/30	70	60,735
2.95%, 09/15/29	176	163,747
3.80%, 12/15/26	160	157,561
3.85%, 12/15/25	80	79,278
4.20%, 09/15/28	195	193,406
4.50%, 10/15/29	50	49,912
4.75%, 02/15/32	95	94,932
4.90%, 10/15/34	225	223,031
Salesforce Inc.
1.50%, 07/15/28	260	235,684
1.95%, 07/15/31	305	260,453
3.70%, 04/11/28	352	346,566
ServiceNow Inc., 1.40%, 09/01/30	383	325,161
Take-Two Interactive Software Inc.
3.70%, 04/14/27	175	171,585
4.00%, 04/14/32	155	147,231
4.95%, 03/28/28	210	212,860
5.00%, 03/28/26	220	221,094
5.40%, 06/12/29	55	56,622
5.60%, 06/12/34	55	56,816
VMware LLC
1.40%, 08/15/26	250	235,167
1.80%, 08/15/28	185	166,770
2.20%, 08/15/31	355	300,201
3.90%, 08/21/27	269	264,418
4.65%, 05/15/27	113	113,206
4.70%, 05/15/30	165	164,785
Workday Inc.
3.50%, 04/01/27	150	146,716
3.70%, 04/01/29	135	130,539
3.80%, 04/01/32	270	253,697
		22,114,586
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	265	241,261
3.63%, 04/22/29	90	86,316
4.70%, 07/21/32	200	197,978
AT&T Inc.
1.65%, 02/01/28	550	501,399
1.70%, 03/25/26	725	693,394
2.25%, 02/01/32	570	480,659
2.30%, 06/01/27	580	548,529
2.55%, 12/01/33	915	756,922
2.75%, 06/01/31	704	623,971
2.95%, 07/15/26	140	136,169
3.80%, 02/15/27	167	164,580
3.88%, 01/15/26	100	98,923
4.10%, 02/15/28	360	355,765
4.25%, 03/01/27	306	304,838
4.30%, 02/15/30	673	665,597
91
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.35%, 03/01/29	$661	$658,807
5.40%, 02/15/34	505	521,439
5.54%, 02/20/26	60	60,007
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	240	242,104
5.20%, 02/15/34	140	142,386
Series US-5, 2.15%, 02/15/32	120	99,835
British Telecommunications PLC
5.13%, 12/04/28	200	204,194
9.63%, 12/15/30	595	746,869
Cisco Systems Inc.
2.50%, 09/20/26	345	333,989
2.95%, 02/28/26	257	252,043
4.80%, 02/26/27	370	376,004
4.85%, 02/26/29	430	441,822
4.90%, 02/26/26	355	358,446
4.95%, 02/26/31	380	392,804
5.05%, 02/26/34	490	507,576
Deutsche Telekom International Finance BV
8.75%, 06/15/30(f)	767	921,453
9.25%, 06/01/32	130	165,116
Juniper Networks Inc.
1.20%, 12/10/25	130	124,068
2.00%, 12/10/30	110	93,341
3.75%, 08/15/29	125	119,811
Koninklijke KPN NV, 8.38%, 10/01/30	170	200,946
Motorola Solutions Inc.
2.30%, 11/15/30	240	209,302
2.75%, 05/24/31	195	172,244
4.60%, 02/23/28	195	195,623
4.60%, 05/23/29	168	168,418
5.00%, 04/15/29	85	86,621
5.40%, 04/15/34	145	149,409
5.60%, 06/01/32	150	156,603
Nokia OYJ, 4.38%, 06/12/27	135	133,538
Orange SA, 9.00%, 03/01/31	480	589,479
Rogers Communications Inc.
2.90%, 11/15/26	150	144,657
3.20%, 03/15/27	220	212,862
3.63%, 12/15/25	235	231,379
3.80%, 03/15/32	435	400,930
5.00%, 02/15/29	160	161,892
5.30%, 02/15/34	280	282,326
Sprint Capital Corp.
6.88%, 11/15/28	565	612,397
8.75%, 03/15/32	445	548,217
Sprint LLC, 7.63%, 03/01/26	160	165,023
Telefonica Emisiones SA, 4.10%, 03/08/27	256	253,180
Telefonica Europe BV, 8.25%, 09/15/30	305	355,990
TELUS Corp.
2.80%, 02/16/27	150	143,731
3.40%, 05/13/32	225	202,520
3.70%, 09/15/27	125	121,835
T-Mobile USA Inc.
1.50%, 02/15/26	245	234,075
2.05%, 02/15/28	335	308,626
2.25%, 02/15/26	495	478,409
2.25%, 11/15/31	255	216,321
2.40%, 03/15/29	85	77,623
2.55%, 02/15/31	545	478,548
2.63%, 04/15/26	252	244,207
Security	Par (000)	Value
Telecommunications (continued)
2.63%, 02/15/29	$242	$223,254
2.70%, 03/15/32	260	225,404
2.88%, 02/15/31	260	232,952
3.38%, 04/15/29	535	508,527
3.50%, 04/15/31	540	501,602
3.75%, 04/15/27	887	870,635
3.88%, 04/15/30	1,528	1,469,938
4.75%, 02/01/28	355	355,819
4.80%, 07/15/28	210	212,371
4.85%, 01/15/29	230	233,159
4.95%, 03/15/28	215	218,215
5.05%, 07/15/33	580	587,049
5.15%, 04/15/34	295	300,072
5.20%, 01/15/33	270	276,052
5.38%, 04/15/27	115	115,537
5.75%, 01/15/34	215	228,157
Verizon Communications Inc.
0.85%, 11/20/25	280	267,641
1.45%, 03/20/26	380	362,191
1.50%, 09/18/30	245	207,774
1.68%, 10/30/30	245	207,340
1.75%, 01/20/31	482	404,706
2.10%, 03/22/28	512	474,040
2.36%, 03/15/32	1,038	881,256
2.55%, 03/21/31	845	743,073
2.63%, 08/15/26	391	377,930
3.00%, 03/22/27	197	190,667
3.15%, 03/22/30	353	329,133
3.88%, 02/08/29	215	210,053
4.02%, 12/03/29	871	852,518
4.13%, 03/16/27	693	687,482
4.33%, 09/21/28	830	827,445
4.50%, 08/10/33	380	369,133
5.05%, 05/09/33	225	229,068
6.40%, 09/15/33	70	77,242
7.75%, 12/01/30	145	169,992
Vodafone Group PLC
4.38%, 05/30/28(b)	161	162,225
6.25%, 11/30/32	70	76,728
7.88%, 02/15/30	60	69,491
		35,291,217
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	95	91,456
3.55%, 11/19/26	120	116,745
3.90%, 11/19/29	240	229,536
6.05%, 05/14/34	65	67,357
		505,094
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.25%, 06/15/27	126	123,000
3.65%, 09/01/25	125	123,760
7.00%, 12/15/25	100	103,192
Canadian National Railway Co.
2.75%, 03/01/26	110	107,372
3.85%, 08/05/32	225	213,660
5.85%, 11/01/33	60	65,462
6.90%, 07/15/28	60	65,614
Canadian Pacific Railway Co.
1.75%, 12/02/26	300	283,195
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.05%, 03/05/30	$130	$114,703
2.45%, 12/02/31	280	242,368
2.88%, 11/15/29	90	83,672
4.00%, 06/01/28	172	169,553
7.13%, 10/15/31	130	148,521
CH Robinson Worldwide Inc., 4.20%, 04/15/28	200	197,885
CSX Corp.
2.40%, 02/15/30	120	108,574
2.60%, 11/01/26	205	197,860
3.25%, 06/01/27	280	273,038
3.35%, 11/01/25	215	211,917
3.80%, 03/01/28	210	206,965
4.10%, 11/15/32	235	227,677
4.25%, 03/15/29	225	224,726
5.20%, 11/15/33	115	119,569
FedEx Corp.
2.40%, 05/15/31	250	219,643
3.10%, 08/05/29	245	230,381
3.25%, 04/01/26	150	147,112
3.40%, 02/15/28	133	128,809
4.20%, 10/17/28	115	114,223
4.25%, 05/15/30	215	213,250
4.90%, 01/15/34	25	25,265
JB Hunt Transport Services Inc., 3.88%, 03/01/26	235	232,215
Kirby Corp., 4.20%, 03/01/28	141	138,444
Norfolk Southern Corp.
2.30%, 05/15/31	140	122,331
2.55%, 11/01/29	134	122,586
2.90%, 06/15/26	194	188,738
3.00%, 03/15/32	130	116,635
3.15%, 06/01/27	125	120,921
3.80%, 08/01/28	175	171,870
4.45%, 03/01/33	120	118,240
5.05%, 08/01/30	160	165,106
5.55%, 03/15/34	115	121,591
7.80%, 05/15/27	50	54,213
Ryder System Inc.
1.75%, 09/01/26	110	103,894
2.85%, 03/01/27	60	57,588
2.90%, 12/01/26	152	146,564
3.35%, 09/01/25	72	70,905
4.30%, 06/15/27	115	114,166
4.95%, 09/01/29	45	45,422
5.25%, 06/01/28	165	168,431
5.30%, 03/15/27	55	55,883
5.38%, 03/15/29	105	108,089
5.50%, 06/01/29	55	56,914
5.65%, 03/01/28	160	165,176
6.30%, 12/01/28	110	117,333
6.60%, 12/01/33	135	149,323
Union Pacific Corp.
2.15%, 02/05/27	200	190,394
2.38%, 05/20/31	290	256,797
2.40%, 02/05/30	202	183,712
2.75%, 03/01/26	130	126,790
2.80%, 02/14/32	267	239,497
3.00%, 04/15/27	185	179,286
3.70%, 03/01/29	231	226,410
3.95%, 09/10/28	244	242,194
4.50%, 01/20/33	195	194,849
4.75%, 02/21/26	170	170,795
Security	Par (000)	Value
Transportation (continued)
6.63%, 02/01/29	$80	$87,683
United Parcel Service Inc.
2.40%, 11/15/26	161	154,460
2.50%, 09/01/29	87	80,128
3.05%, 11/15/27	295	284,421
3.40%, 03/15/29	169	163,283
4.45%, 04/01/30	153	154,508
4.88%, 03/03/33	225	230,002
5.15%, 05/22/34	205	212,450
Walmart Inc.
1.05%, 09/17/26	265	249,680
1.50%, 09/22/28	332	302,658
1.80%, 09/22/31	460	394,660
3.95%, 09/09/27	219	219,268
		12,267,469
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	75	61,888
3.25%, 09/15/26	72	69,821
3.50%, 03/15/28	47	45,071
3.50%, 06/01/32	75	67,582
3.85%, 03/30/27	77	75,491
4.00%, 06/30/30	100	96,515
4.55%, 11/07/28	95	95,131
4.70%, 04/01/29	163	163,092
4.90%, 03/15/33	80	79,022
5.40%, 03/15/27	65	66,172
5.45%, 09/15/33	110	112,856
6.05%, 03/15/34	110	116,875
6.90%, 05/01/34	85	95,951
		1,145,467
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	95	89,357
3.38%, 01/20/27	70	66,600
		155,957
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	165	142,525
2.80%, 05/01/30	177	161,789
2.95%, 09/01/27	174	167,614
3.45%, 06/01/29	142	136,262
3.75%, 09/01/28	197	192,564
4.45%, 06/01/32	165	163,152
5.15%, 03/01/34	110	113,014
Essential Utilities Inc.
2.40%, 05/01/31	115	99,183
2.70%, 04/15/30	146	131,746
3.57%, 05/01/29	132	126,673
4.80%, 08/15/27	100	100,691
5.38%, 01/15/34	75	76,584
United Utilities PLC, 6.88%, 08/15/28	55	59,251
		1,671,048
Total Corporate Bonds & Notes — 30.6% (Cost: $1,036,591,481)		1,025,489,111
93
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations(g)
Canada — 0.5%
Canada Government International Bond
0.75%, 05/19/26	$445	$420,770
3.75%, 04/26/28	910	908,472
4.63%, 04/30/29	700	724,554
Export Development Canada
3.00%, 05/25/27	240	234,502
3.88%, 02/14/28	775	775,505
4.13%, 02/13/29	725	733,184
4.38%, 06/29/26	20	20,101
4.75%, 06/05/34	200	211,501
Hydro-Quebec, Series HH, 8.50%, 12/01/29	100	117,851
Province of Alberta Canada
1.30%, 07/22/30	260	223,003
3.30%, 03/15/28	340	332,720
4.50%, 06/26/29	300	306,717
4.50%, 01/24/34	260	263,686
Province of British Columbia Canada
0.90%, 07/20/26	500	470,787
1.30%, 01/29/31	130	109,784
2.25%, 06/02/26	175	169,317
4.20%, 07/06/33	485	480,971
4.75%, 06/12/34	430	444,087
4.80%, 11/15/28	400	413,495
4.90%, 04/24/29	500	519,075
Province of Manitoba Canada
2.13%, 06/22/26	120	115,708
4.90%, 05/31/34	200	208,823
Province of New Brunswick Canada, 3.63%, 02/24/28	165	162,047
Province of Ontario Canada
0.63%, 01/21/26	397	377,496
1.05%, 04/14/26	70	66,568
1.05%, 05/21/27	240	221,851
1.13%, 10/07/30	670	565,313
1.60%, 02/25/31	205	175,886
1.80%, 10/14/31	165	141,572
2.00%, 10/02/29	120	108,981
2.13%, 01/21/32	350	305,770
2.30%, 06/15/26	20	19,357
2.50%, 04/27/26	655	637,251
3.10%, 05/19/27	425	415,309
4.20%, 01/18/29	655	660,128
5.05%, 04/24/34	310	327,657
Province of Quebec Canada
1.35%, 05/28/30	135	116,541
1.90%, 04/21/31	100	87,177
2.50%, 04/20/26	465	452,497
2.75%, 04/12/27	325	314,870
3.63%, 04/13/28	705	697,022
4.50%, 04/03/29	935	954,721
4.50%, 09/08/33	305	309,342
Series PD, 7.50%, 09/15/29	352	406,797
		15,728,766
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	365	322,894
2.55%, 01/27/32	350	305,244
2.55%, 07/27/33	515	435,427
2.75%, 01/31/27	485	464,343
Security	Par (000)	Value
Chile (continued)
3.13%, 01/21/26	$230	$224,768
3.24%, 02/06/28	430	412,291
3.50%, 01/31/34	305	276,210
4.85%, 01/22/29	410	415,951
		2,857,128
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	30	25,444
2.15%, 07/28/31	300	256,376
2.85%, 02/14/30	440	404,715
3.40%, 09/18/29	35	33,282
3.50%, 01/11/28	55	53,468
3.55%, 03/31/32	285	266,028
3.85%, 10/15/30	325	313,282
4.10%, 04/24/28	345	341,690
4.15%, 09/20/27	325	323,003
4.55%, 01/11/28	235	235,611
4.65%, 09/20/32	395	395,009
4.70%, 02/10/34	5	4,993
4.75%, 02/11/29	345	349,675
4.85%, 01/11/33	365	369,115
		3,371,691
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	420	365,392
2.88%, 03/16/26	230	221,729
3.25%, 01/17/28	40	37,654
4.50%, 01/17/33	410	383,786
5.38%, 03/12/29	470	473,742
5.50%, 03/12/34	710	707,447
State of Israel, 2.50%, 01/15/30	250	217,743
		2,407,493
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	815	776,893
2.88%, 10/17/29	410	376,474
		1,153,367
Japan — 0.2%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	281,769
1.88%, 07/21/26	260	248,983
1.88%, 04/15/31	600	522,878
2.00%, 10/17/29	215	194,760
2.13%, 02/16/29(b)	325	299,644
2.25%, 11/04/26	365	350,400
2.38%, 04/20/26	285	276,290
2.75%, 01/21/26	210	205,341
2.75%, 11/16/27	415	398,512
2.88%, 06/01/27	290	280,933
2.88%, 07/21/27	250	241,763
3.25%, 07/20/28	200	194,508
3.50%, 10/31/28	200	196,122
4.25%, 01/26/26	500	499,019
4.25%, 04/27/26	535	534,254
4.38%, 10/05/27	200	201,825
4.38%, 01/24/31	250	253,893
4.63%, 07/22/27	500	507,874
4.63%, 07/19/28	390	398,512
4.63%, 04/17/34	215	222,690
4.88%, 10/18/28	45	46,495
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan International Cooperation Agency
2.13%, 10/20/26	$12	$11,487
2.75%, 04/27/27	245	236,336
3.25%, 05/25/27	200	195,233
3.38%, 06/12/28	210	204,527
4.75%, 05/21/29	210	216,252
		7,220,300
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31	795	674,616
3.25%, 04/16/30	540	489,591
3.50%, 02/12/34	665	559,604
3.75%, 01/11/28	445	430,139
4.13%, 01/21/26	470	465,612
4.15%, 03/28/27	677	667,730
4.50%, 04/22/29	710	695,151
4.75%, 04/27/32	570	542,856
4.88%, 05/19/33	475	450,791
5.00%, 05/07/29	15	14,982
5.40%, 02/09/28	255	258,878
7.50%, 04/08/33	150	170,337
8.30%, 08/15/31	167	200,680
11.50%, 05/15/26	80	89,734
		5,710,701
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	570	428,428
3.16%, 01/23/30	350	304,121
3.30%, 01/19/33	220	178,529
3.88%, 03/17/28	295	278,425
7.13%, 01/29/26	255	261,119
7.50%, 03/01/31	230	245,708
8.88%, 09/30/27	330	362,204
9.38%, 04/01/29	145	165,337
		2,223,871
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32	240	190,380
2.78%, 01/23/31	710	627,642
2.84%, 06/20/30	125	113,098
3.00%, 01/15/34	475	402,705
4.13%, 08/25/27	278	274,449
8.75%, 11/21/33	435	544,189
		2,152,463
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	5	5,465
Philippine Government International Bond
1.65%, 06/10/31	380	315,293
1.95%, 01/06/32	260	216,429
2.46%, 05/05/30	300	268,717
3.00%, 02/01/28	560	534,827
3.23%, 03/29/27	70	68,007
3.56%, 09/29/32	25	23,157
3.75%, 01/14/29	345	336,541
4.63%, 07/17/28	215	216,271
5.00%, 07/17/33	380	386,145
5.17%, 10/13/27	15	15,308
5.25%, 05/14/34	10	10,344
5.50%, 03/30/26	387	392,433
Security	Par (000)	Value
Philippines (continued)
5.61%, 04/13/33	$275	$290,483
6.38%, 01/15/32	200	220,437
7.75%, 01/14/31	160	187,124
9.50%, 02/02/30	537	662,222
		4,149,203
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	582	572,599
4.63%, 03/18/29	110	111,845
4.88%, 10/04/33	555	561,840
5.50%, 11/16/27	765	795,497
5.75%, 11/16/32	370	396,694
		2,438,475
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	180,043
1.38%, 02/09/31	550	453,401
1.63%, 01/18/27	205	192,867
2.13%, 01/18/32	35	29,615
2.63%, 05/26/26	160	155,244
3.25%, 11/10/25	210	206,899
3.25%, 08/12/26	210	205,653
4.25%, 09/15/27	225	224,894
4.50%, 01/11/29	200	202,085
4.50%, 09/15/32	200	198,405
4.63%, 01/11/34	200	199,763
5.00%, 01/11/28	140	143,176
5.13%, 09/18/28	295	304,213
5.13%, 01/11/33	370	382,677
Korea Development Bank (The)
1.38%, 04/25/27	40	37,165
4.25%, 09/08/32	200	194,877
4.38%, 02/15/28	250	251,025
4.38%, 02/15/33	320	314,135
4.50%, 02/15/29	255	257,876
4.63%, 02/15/27	400	403,600
5.38%, 10/23/26	20	20,413
5.38%, 10/23/28	180	187,718
5.63%, 10/23/33	325	348,733
Korea International Bond
2.50%, 06/19/29	210	197,557
2.75%, 01/19/27	300	290,833
3.50%, 09/20/28	210	206,183
4.50%, 07/03/29	290	298,081
5.63%, 11/03/25	150	152,005
		6,239,136
Supranational — 2.0%
African Development Bank
0.88%, 03/23/26	487	463,092
0.88%, 07/22/26	365	344,010
4.38%, 11/03/27	375	380,364
4.38%, 03/14/28	380	386,304
4.63%, 01/04/27	555	562,872
Asian Development Bank
0.38%, 09/03/25	625	600,583
0.50%, 02/04/26	1,075	1,020,638
0.75%, 10/08/30	200	166,601
1.00%, 04/14/26	1,295	1,232,047
1.25%, 06/09/28	305	277,746
1.50%, 01/20/27	875	827,009
95
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.50%, 03/04/31	$540	$466,067
1.75%, 08/14/26	45	43,110
1.75%, 09/19/29	403	364,694
1.88%, 03/15/29	155	142,514
1.88%, 01/24/30	387	350,260
2.00%, 04/24/26(b)	405	391,358
2.38%, 08/10/27	30	28,773
2.50%, 11/02/27	319	306,198
2.63%, 01/12/27	320	310,600
2.75%, 01/19/28	430	415,170
3.13%, 08/20/27	1,130	1,107,275
3.13%, 09/26/28	210	204,688
3.13%, 04/27/32	162	153,566
3.75%, 04/25/28	830	827,885
3.88%, 09/28/32	210	209,047
3.88%, 06/14/33	600	593,850
4.00%, 01/12/33	440	439,570
4.13%, 01/12/27	55	55,252
4.13%, 01/12/34	505	509,368
4.25%, 01/09/26	210	210,035
4.38%, 03/06/29	895	915,496
4.50%, 08/25/28	425	435,721
4.88%, 05/21/26	950	962,189
5.82%, 06/16/28	155	164,972
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	280	265,953
3.75%, 09/14/27	95	94,630
4.00%, 01/18/28	175	175,619
4.25%, 03/13/34	310	314,624
4.88%, 09/14/26(b)	110	111,820
Corp. Andina de Fomento
5.00%, 01/24/29	335	343,393
6.00%, 04/26/27	145	150,771
Council of Europe Development Bank, 4.13%, 01/24/29	325	328,558
European Bank for Reconstruction & Development
0.50%, 11/25/25	45	42,970
0.50%, 01/28/26	35	33,240
4.13%, 01/25/29	765	773,734
4.25%, 03/13/34	345	351,041
4.38%, 03/09/28	150	152,657
European Investment Bank
0.38%, 12/15/25	195	185,695
0.38%, 03/26/26	1,019	961,733
0.63%, 10/21/27	165	149,469
0.75%, 10/26/26	540	504,680
0.75%, 09/23/30	185	154,610
0.88%, 05/17/30	365	310,086
1.25%, 02/14/31	1,465	1,247,589
1.38%, 03/15/27	1,135	1,066,787
1.63%, 10/09/29	155	139,353
1.63%, 05/13/31	60	52,110
1.75%, 03/15/29	620	566,959
2.13%, 04/13/26	240	232,664
2.38%, 05/24/27	544	523,111
3.25%, 11/15/27	500	491,361
3.63%, 07/15/30	740	731,800
3.75%, 11/15/29	1,000	997,446
3.75%, 02/14/33	1,155	1,135,457
3.88%, 03/15/28	1,420	1,422,333
4.00%, 02/15/29	1,000	1,007,195
Security	Par (000)	Value
Supranational (continued)
4.13%, 02/13/34	$960	$968,884
4.38%, 03/19/27	895	905,755
4.38%, 10/10/31	1,000	1,030,031
4.50%, 10/16/28	995	1,021,299
4.75%, 06/15/29	1,055	1,097,683
Inter-American Development Bank
0.63%, 09/16/27	215	195,282
0.88%, 04/20/26	1,000	949,241
1.13%, 07/20/28	735	664,333
1.13%, 01/13/31	815	688,015
1.50%, 01/13/27	640	604,929
2.00%, 06/02/26	455	438,930
2.00%, 07/23/26	329	316,809
2.25%, 06/18/29	663	617,560
2.38%, 07/07/27	616	591,119
3.13%, 09/18/28	640	623,808
3.50%, 09/14/29	610	600,812
3.50%, 04/12/33	535	514,973
4.00%, 01/12/28	395	396,803
4.13%, 02/15/29	935	946,355
4.38%, 02/01/27	360	363,579
4.38%, 07/17/34	600	616,332
4.50%, 05/15/26(b)	180	181,154
4.50%, 09/13/33	490	507,130
Inter-American Investment Corp.
4.13%, 02/15/28	10	10,060
4.25%, 02/14/29	160	161,793
International Bank for Reconstruction & Development
0.50%, 10/28/25	525	502,649
0.75%, 11/24/27	1,130	1,024,948
0.75%, 08/26/30	930	776,930
0.88%, 07/15/26	35	33,039
0.88%, 05/14/30	1,175	997,956
1.13%, 09/13/28	1,125	1,013,135
1.25%, 02/10/31	943	801,444
1.38%, 04/20/28	1,120	1,027,870
1.63%, 11/03/31	1,305	1,119,396
1.75%, 10/23/29	904	816,933
1.88%, 10/27/26	265	253,627
2.50%, 11/22/27	505	484,706
2.50%, 03/29/32	310	281,814
3.13%, 11/20/25	20	19,729
3.13%, 06/15/27	805	789,287
3.50%, 07/12/28	1,155	1,142,025
3.63%, 09/21/29	580	574,604
3.88%, 02/14/30	1,150	1,151,847
3.88%, 08/28/34	900	887,119
4.00%, 08/27/26	800	800,335
4.00%, 07/25/30	750	755,931
4.00%, 01/10/31	1,215	1,221,448
4.50%, 04/10/31	820	848,229
4.63%, 08/01/28	850	874,932
4.75%, 04/10/26	590	595,742
4.75%, 11/14/33	850	896,508
International Finance Corp.
0.75%, 10/08/26	290	271,260
0.75%, 08/27/30	85	71,107
2.13%, 04/07/26	14	13,568
4.25%, 07/02/29	400	407,685
4.38%, 01/15/27	100	100,960
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.50%, 07/13/28	$365	$374,083
Nordic Investment Bank
0.38%, 09/11/25	280	268,922
3.38%, 09/08/27	57	56,191
4.25%, 02/28/29	10	10,166
4.38%, 03/14/28	110	111,816
5.00%, 10/15/25	205	206,495
		67,485,477
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	250	239,136
4.13%, 06/14/28	400	402,537
4.25%, 02/01/29	20	20,242
4.38%, 02/13/26	205	205,109
4.63%, 11/28/25	180	180,429
4.88%, 09/14/26	40	40,567
4.88%, 10/04/30	330	344,851
		1,432,871
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27	445	449,114
4.38%, 01/23/31	528	530,531
		979,645
Total Foreign Government Obligations — 3.8% (Cost: $127,878,594)		125,550,587
Municipal Debt Obligations
California — 0.1%
California Earthquake Authority RB, 5.60%, 07/01/27	200	202,274
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 02/15/32	40	39,080
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 4.66%, 09/01/27	120	121,350
State of California GO
1.70%, 02/01/28	100	92,634
2.50%, 10/01/29	550	510,826
5.75%, 10/01/31	100	108,400
6.00%, 03/01/33	20	22,001
University of California RB
Series BD, 3.35%, 07/01/29	190	184,657
Series BG, 0.88%, 04/15/25	240	233,533
Series BG, 1.32%, 03/15/27	195	181,239
Series BG, 1.61%, 02/15/30	250	216,931
		1,912,925
Florida — 0.0%
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	300	264,073
5.53%, 01/01/34	200	207,206
		471,279
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,591	1,599,279
Security	Par (000)	Value
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	$60	$59,420
5.08%, 06/01/31	176	178,182
		237,602
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	250	254,771
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	320,283
		575,054
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	300	323,150
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	100	101,793
		424,943
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	163	166,183
Series B, 5.68%, 06/30/28 (NPFGC)	255	260,799
		426,982
Texas — 0.0%
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	610	622,399
Total Municipal Debt Obligations — 0.2% (Cost: $6,387,942)		6,270,463
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.9%
Federal Home Loan Banks
0.38%, 09/04/25	75	72,097
0.50%, 04/14/25	730	711,309
1.00%, 03/23/26	127	120,714
2.38%, 03/14/25	50	49,354
2.75%, 12/13/24	475	471,755
3.00%, 03/10/28	75	72,871
3.13%, 06/13/25	3,730	3,684,528
3.25%, 06/09/28	300	293,547
3.25%, 11/16/28	2,470	2,417,219
4.13%, 01/15/27	50	50,229
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	1,000	964,829
0.38%, 09/23/25	975	934,973
0.41%, 10/28/24	150	148,859
1.50%, 02/12/25	4,938	4,863,853
6.25%, 07/15/32	500	577,047
6.75%, 09/15/29	50	56,697
6.75%, 03/15/31	1,075	1,246,983
Federal National Mortgage Association
0.38%, 08/25/25	21	20,191
0.50%, 06/17/25	2,287	2,215,853
0.63%, 04/22/25	270	263,172
0.75%, 10/08/27(b)	1,807	1,646,287
0.88%, 12/18/26	60	55,942
0.88%, 08/05/30	2,550	2,151,051
1.63%, 10/15/24	25	24,888
1.63%, 01/07/25	950	938,936
97
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
1.88%, 09/24/26	$2,591	$2,484,767
2.13%, 04/24/26	25	24,250
2.63%, 09/06/24	910	909,148
6.03%, 10/08/27	320	339,509
6.25%, 05/15/29	1,285	1,420,950
6.63%, 11/15/30	1,075	1,232,663
7.13%, 01/15/30	25	28,943
7.25%, 05/15/30	170	199,258
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	50	48,767
		30,741,439
U.S. Government Obligations — 63.2%
U.S. Treasury Note/Bond
0.25%, 07/31/25	8,600	8,281,531
0.25%, 09/30/25	7,250	6,941,309
0.25%, 10/31/25	9,950	9,499,529
0.38%, 11/30/25	7,100	6,770,238
0.38%, 12/31/25	7,030	6,687,013
0.38%, 01/31/26	12,700	12,049,125
0.50%, 02/28/26	13,100	12,419,414
0.50%, 04/30/27	2,000	1,833,281
0.50%, 05/31/27	7,900	7,223,563
0.50%, 06/30/27	4,000	3,648,438
0.50%, 10/31/27	10,100	9,118,406
0.63%, 07/31/26	19,200	18,030,750
0.63%, 03/31/27	3,850	3,548,918
0.63%, 11/30/27	20,000	18,087,500
0.63%, 12/31/27	5,200	4,690,969
0.63%, 05/15/30	10,000	8,400,781
0.75%, 03/31/26	8,700	8,262,281
0.75%, 04/30/26	9,400	8,906,500
0.75%, 05/31/26	13,640	12,896,194
0.75%, 08/31/26	19,000	17,850,352
0.75%, 01/31/28	9,000	8,134,453
0.88%, 06/30/26	14,600	13,808,406
0.88%, 09/30/26	9,000	8,462,812
0.88%, 11/15/30	10,000	8,407,031
1.00%, 07/31/28	13,000	11,703,047
1.13%, 10/31/26	16,000	15,086,250
1.13%, 02/28/27	2,800	2,620,406
1.13%, 02/29/28	10,000	9,137,500
1.13%, 08/31/28	27,300	24,651,047
1.13%, 02/15/31	20,500	17,428,203
1.25%, 11/30/26	15,100	14,252,984
1.25%, 12/31/26	20,000	18,853,125
1.25%, 03/31/28	11,500	10,534,180
1.25%, 04/30/28	10,000	9,142,969
1.25%, 05/31/28	11,000	10,038,359
1.25%, 06/30/28	10,500	9,564,023
1.25%, 09/30/28	24,500	22,195,469
1.25%, 08/15/31	26,500	22,363,516
1.38%, 08/31/26	3,258	3,099,682
1.38%, 10/31/28	11,190	10,168,912
1.38%, 12/31/28	8,500	7,699,805
1.38%, 11/15/31	25,600	21,672,000
1.50%, 08/15/26	12,000	11,452,500
1.50%, 01/31/27	20,620	19,511,675
1.50%, 11/30/28	14,500	13,225,586
1.50%, 02/15/30	11,200	9,955,750
1.63%, 02/15/26	11,700	11,290,500
1.63%, 05/15/26	12,000	11,528,438
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 09/30/26	$4,000	$3,818,750
1.63%, 11/30/26	8,400	7,994,437
1.63%, 05/15/31	23,000	20,045,937
1.75%, 12/31/26	8,000	7,627,500
1.75%, 01/31/29	10,750	9,879,082
1.88%, 06/30/26	3,000	2,889,258
1.88%, 07/31/26	6,000	5,771,016
1.88%, 02/28/27	10,000	9,536,719
1.88%, 02/28/29	10,000	9,230,469
1.88%, 02/15/32	24,710	21,582,641
2.00%, 08/15/25	12,700	12,414,746
2.00%, 11/15/26	12,400	11,908,844
2.25%, 11/15/25	10,000	9,764,844
2.25%, 03/31/26	6,000	5,833,125
2.25%, 02/15/27	8,900	8,566,250
2.25%, 08/15/27	8,000	7,656,875
2.25%, 11/15/27	12,710	12,123,156
2.38%, 05/15/27	11,000	10,589,219
2.38%, 03/31/29	9,000	8,479,687
2.38%, 05/15/29	11,000	10,351,172
2.50%, 03/31/27	11,000	10,648,516
2.63%, 05/31/27	10,041	9,731,238
2.63%, 02/15/29	12,922	12,326,377
2.63%, 07/31/29	9,500	9,022,031
2.75%, 08/31/25	6,250	6,150,635
2.75%, 04/30/27	13,400	13,038,828
2.75%, 07/31/27	7,360	7,146,675
2.75%, 02/15/28	8,990	8,687,992
2.75%, 05/31/29	18,000	17,218,125
2.75%, 08/15/32	18,390	17,005,003
2.88%, 07/31/25	2,000	1,972,266
2.88%, 11/30/25	5,500	5,409,336
2.88%, 05/15/28	9,000	8,720,859
2.88%, 08/15/28	25,150	24,322,801
2.88%, 04/30/29	11,000	10,586,641
2.88%, 05/15/32	21,120	19,760,400
3.00%, 07/15/25	8,400	8,296,969
3.00%, 09/30/25	7,200	7,098,750
3.00%, 10/31/25	5,600	5,518,844
3.13%, 08/31/27	10,000	9,812,500
3.13%, 11/15/28	14,500	14,136,367
3.13%, 08/31/29	13,000	12,629,297
3.25%, 06/30/27	10,000	9,853,125
3.25%, 06/30/29	8,600	8,407,844
3.38%, 05/15/33	22,450	21,601,109
3.50%, 09/15/25	8,500	8,424,629
3.50%, 01/31/28	7,500	7,432,617
3.50%, 04/30/28	5,000	4,954,688
3.50%, 01/31/30	9,500	9,372,344
3.50%, 04/30/30	14,500	14,294,961
3.50%, 02/15/33	24,000	23,347,500
3.63%, 05/15/26	16,700	16,587,797
3.63%, 03/31/28	13,350	13,290,551
3.63%, 05/31/28	10,000	9,950,000
3.63%, 03/31/30	7,900	7,838,898
3.75%, 04/15/26	13,800	13,734,234
3.75%, 12/31/28	13,231	13,229,966
3.75%, 05/31/30	11,000	10,982,812
3.75%, 06/30/30	11,026	11,004,465
3.75%, 12/31/30	10,485	10,455,511
3.88%, 01/15/26	8,000	7,969,375
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 11/30/27	$5,000	$5,012,500
3.88%, 12/31/27	3,000	3,009,844
3.88%, 09/30/29	9,500	9,549,727
3.88%, 11/30/29	12,000	12,063,750
3.88%, 12/31/29	8,000	8,040,000
3.88%, 08/15/33	26,899	26,844,361
3.88%, 08/15/34	16,300	16,236,328
4.00%, 12/15/25	6,220	6,202,992
4.00%, 02/15/26	8,000	7,986,875
4.00%, 01/15/27	14,161	14,203,040
4.00%, 02/29/28	12,000	12,088,125
4.00%, 06/30/28	15,192	15,321,369
4.00%, 01/31/29	13,000	13,133,047
4.00%, 07/31/29	7,563	7,652,811
4.00%, 10/31/29	8,700	8,795,156
4.00%, 02/28/30	7,200	7,281,000
4.00%, 07/31/30	13,000	13,145,234
4.00%, 01/31/31	9,850	9,957,734
4.00%, 02/15/34	26,736	26,903,100
4.13%, 06/15/26	29,817	29,881,060
4.13%, 02/15/27	14,706	14,796,764
4.13%, 09/30/27	4,000	4,040,625
4.13%, 10/31/27	9,940	10,037,070
4.13%, 07/31/28	11,000	11,144,375
4.13%, 03/31/29	15,853	16,104,419
4.13%, 08/31/30	7,612	7,749,373
4.13%, 03/31/31	10,657	10,853,488
4.13%, 07/31/31	9,337	9,513,528
4.13%, 11/15/32	22,000	22,412,500
4.25%, 10/15/25	9,700	9,693,559
4.25%, 03/15/27	15,251	15,407,085
4.25%, 02/28/29	15,104	15,424,960
4.25%, 06/30/29	15,958	16,312,068
4.25%, 02/28/31	10,582	10,850,684
4.25%, 06/30/31	9,472	9,722,120
4.38%, 07/31/26	13,479	13,580,619
4.38%, 08/15/26	22,800	22,983,469
4.38%, 12/15/26	13,617	13,763,808
4.38%, 07/15/27	23,000	23,355,781
4.38%, 08/31/28	11,197	11,449,807
4.38%, 11/30/28	13,680	14,010,244
4.38%, 11/30/30	7,456	7,691,330
4.38%, 05/15/34	27,707	28,711,379
4.50%, 11/15/25	8,930	8,954,767
4.50%, 03/31/26	9,297	9,355,469
4.50%, 07/15/26	28,816	29,082,773
4.50%, 04/15/27	15,722	15,982,396
4.50%, 05/15/27	15,795	16,062,775
4.50%, 05/31/29	16,252	16,789,078
4.50%, 11/15/33	26,499	27,703,876
4.63%, 02/28/26	3,682	3,708,752
4.63%, 03/15/26	9,300	9,373,020
4.63%, 06/30/26	10,314	10,427,212
4.63%, 09/15/26	9,918	10,051,273
4.63%, 10/15/26	12,149	12,322,693
4.63%, 11/15/26	12,987	13,184,849
4.63%, 06/15/27	25,814	26,370,614
4.63%, 09/30/28	8,337	8,606,650
4.63%, 04/30/29	14,945	15,504,270
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 09/30/30	$9,072	$9,477,405
4.63%, 04/30/31	11,314	11,851,415
4.63%, 05/31/31	9,766	10,231,411
4.88%, 11/30/25	7,000	7,052,227
4.88%, 04/30/26	8,288	8,396,456
4.88%, 05/31/26	11,833	11,999,864
4.88%, 10/31/28	12,871	13,419,023
4.88%, 10/31/30	6,458	6,839,426
5.00%, 09/30/25	5,523	5,560,323
5.00%, 10/31/25	7,550	7,608,984
5.25%, 11/15/28	950	1,004,031
5.25%, 02/15/29	150	159,434
5.38%, 02/15/31	500	545,391
5.50%, 08/15/28	8,500	9,054,492
6.00%, 02/15/26	500	513,184
6.13%, 08/15/29	1,000	1,105,156
6.50%, 11/15/26	4,000	4,236,875
6.88%, 08/15/25	1,000	1,025,430
		2,115,649,425
Total U.S. Government & Agency Obligations — 64.1% (Cost: $2,188,685,181)		2,146,390,864
Total Long-Term Investments — 98.7% (Cost: $3,359,543,198)		3,303,701,025
	Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(h)(i)(j)	32,154,087	32,154,087
Total Short-Term Securities — 1.0% (Cost: $32,154,087)		32,154,087
Total Investments — 99.7% (Cost: $3,391,697,285)		3,335,855,112
Other Assets Less Liabilities — 0.3%		10,998,179
Net Assets — 100.0%		$3,346,853,291

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
99
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Intermediate Government/Credit Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$52,997,739	$—	$(20,843,652)(a)	$—	$—	$32,154,087	32,154,087	$456,467 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,025,489,111	$—	$1,025,489,111
Foreign Government Obligations	—	125,550,587	—	125,550,587
Municipal Debt Obligations	—	6,270,463	—	6,270,463
U.S. Government & Agency Obligations	—	2,146,390,864	—	2,146,390,864
Short-Term Securities
Money Market Funds	32,154,087	—	—	32,154,087
	$32,154,087	$3,303,701,025	$—	$3,335,855,112
See notes to financial statements.
Schedule of Investments
100

Schedule of Investments (unaudited)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 100.1%
Federal Home Loan Mortgage Corp.
2.00%, 03/01/28	$29	$27,291
2.00%, 05/01/28	6	5,607
2.00%, 08/01/28	92	88,855
2.00%, 09/01/28	53	51,554
2.00%, 12/01/28	21	20,206
2.00%, 01/01/30	81	77,402
2.50%, 12/01/25	59	58,545
2.50%, 03/01/27	12	11,782
2.50%, 06/01/27	15	14,555
2.50%, 07/01/27	141	136,944
2.50%, 08/01/27	246	239,575
2.50%, 09/01/27	284	276,610
2.50%, 11/01/27	134	130,774
2.50%, 12/01/27	2	2,304
2.50%, 01/01/28	4	4,168
2.50%, 02/01/28	1,939	1,885,382
2.50%, 03/01/28	271	263,267
2.50%, 04/01/28	197	191,121
2.50%, 05/01/28	41	40,093
2.50%, 06/01/28	65	63,269
2.50%, 07/01/28	162	157,194
2.50%, 09/01/28	50	47,992
2.50%, 07/01/29	844	818,669
2.50%, 08/01/29	43	40,849
2.50%, 10/01/29	102	98,902
2.50%, 12/01/29	627	605,164
2.50%, 01/01/30	3,385	3,287,549
2.50%, 02/01/30	373	359,713
2.50%, 03/01/30	2,065	1,988,254
2.50%, 04/01/30	2,576	2,477,121
2.50%, 05/01/30	2,646	2,547,970
2.50%, 06/01/30	7,141	6,866,095
2.50%, 07/01/30	533	512,907
2.50%, 08/01/30	217	209,190
2.50%, 09/01/30	227	218,387
2.50%, 10/01/30	5	4,748
2.50%, 12/01/30	9	8,720
2.50%, 01/01/31	30	28,381
2.50%, 04/01/31	3	2,701
2.50%, 06/01/31	656	628,300
2.50%, 08/01/31	777	743,090
2.50%, 09/01/31	662	633,428
2.50%, 10/01/31	3,428	3,272,168
2.50%, 11/01/31	3,862	3,686,416
2.50%, 12/01/31	10,087	9,615,506
2.50%, 01/01/32	13,503	12,862,927
2.50%, 02/01/32	7,774	7,415,070
2.50%, 07/01/32	1,005	959,289
2.50%, 08/01/32	1,100	1,045,002
2.50%, 09/01/32	4,679	4,467,074
2.50%, 10/01/32	906	861,875
2.50%, 11/01/32	8,676	8,237,111
2.50%, 12/01/32	489	464,189
2.50%, 01/01/33	4,665	4,434,980
2.50%, 02/01/33	724	689,543
2.50%, 04/01/33	855	809,703
2.50%, 08/01/33	278	261,088
2.50%, 06/01/34	327	305,031
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/01/43	$53	$47,040
2.50%, 02/01/43	581	518,173
2.50%, 03/01/43	81	72,089
2.50%, 04/01/43	318	283,786
2.50%, 06/01/43	248	221,829
2.50%, 07/01/43	1,027	916,798
2.50%, 08/01/43	110	98,003
2.50%, 04/01/45	84	74,150
2.50%, 07/01/45	13	11,688
2.50%, 01/01/46	115	100,908
2.50%, 11/01/46	61	53,643
2.50%, 12/01/46	840	739,097
2.50%, 01/01/47	872	766,215
2.50%, 02/01/47	14	11,997
2.50%, 03/01/47	1,804	1,586,594
3.00%, 12/01/25	2	1,618
3.00%, 01/01/26	4	3,443
3.00%, 10/01/26	61	60,222
3.00%, 11/01/26	84	82,449
3.00%, 12/01/26	60	58,930
3.00%, 01/01/27	4	4,160
3.00%, 02/01/27	199	194,524
3.00%, 03/01/27	3	3,337
3.00%, 04/01/27	295	290,377
3.00%, 05/01/27	1,228	1,203,777
3.00%, 06/01/27	434	424,488
3.00%, 07/01/27	50	49,147
3.00%, 08/01/27	146	143,449
3.00%, 09/01/27	1,324	1,297,300
3.00%, 11/01/27	243	237,555
3.00%, 12/01/27	121	118,411
3.00%, 01/01/28	31	30,532
3.00%, 04/01/28	14	13,357
3.00%, 05/01/28	153	149,400
3.00%, 06/01/28	353	345,034
3.00%, 07/01/28	4	3,685
3.00%, 09/01/28	960	937,902
3.00%, 10/01/28	188	183,773
3.00%, 11/01/28	34	33,552
3.00%, 01/01/29	135	132,525
3.00%, 04/01/29	1,556	1,518,410
3.00%, 05/01/29	2,570	2,506,248
3.00%, 06/01/29	207	202,187
3.00%, 07/01/29	265	258,919
3.00%, 09/01/29	15	14,761
3.00%, 10/01/29	70	68,497
3.00%, 11/01/29	599	583,712
3.00%, 12/01/29	700	682,605
3.00%, 01/01/30	116	112,802
3.00%, 02/01/30	1,196	1,166,261
3.00%, 03/01/30	205	198,559
3.00%, 05/01/30	1,435	1,394,324
3.00%, 06/01/30	1,772	1,725,315
3.00%, 07/01/30	1,124	1,092,300
3.00%, 08/01/30	236	228,442
3.00%, 09/01/30	1,439	1,398,283
3.00%, 10/01/30	277	268,654
3.00%, 11/01/30	528	512,661
3.00%, 12/01/30	360	349,717
3.00%, 01/01/31	712	691,865
3.00%, 02/01/31	2,465	2,388,185
101
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/01/31	$1,431	$1,386,439
3.00%, 05/01/31	3,649	3,533,331
3.00%, 06/01/31	3,148	3,047,874
3.00%, 07/01/31	299	288,897
3.00%, 09/01/31	724	700,172
3.00%, 10/01/31	102	99,351
3.00%, 12/01/31	356	344,006
3.00%, 01/01/32	1,246	1,204,678
3.00%, 02/01/32	350	338,123
3.00%, 03/01/32	2,810	2,717,894
3.00%, 07/01/32	252	243,033
3.00%, 08/01/32	734	708,700
3.00%, 09/01/32	1,898	1,830,542
3.00%, 10/01/32	298	287,377
3.00%, 11/01/32	3,738	3,611,728
3.00%, 12/01/32	3,444	3,324,931
3.00%, 01/01/33	2,703	2,606,074
3.00%, 02/01/33	2,163	2,087,283
3.00%, 03/01/33	47	44,928
3.00%, 05/01/33	6,108	5,872,960
3.00%, 07/01/33	1,146	1,106,763
3.00%, 08/01/33	418	403,043
3.00%, 11/01/33	273	263,300
3.00%, 03/01/42	17	15,493
3.00%, 08/01/42	5	4,790
3.00%, 10/01/42	541	495,529
3.00%, 11/01/42	11,654	10,680,968
3.00%, 12/01/42	39	36,060
3.00%, 01/01/43	4,224	3,871,277
3.00%, 02/01/43	2,994	2,742,536
3.00%, 03/01/43	928	850,443
3.00%, 04/01/43	563	515,437
3.00%, 05/01/43	1,380	1,268,042
3.00%, 06/01/43	802	735,068
3.00%, 07/01/43	1,669	1,528,706
3.00%, 08/01/43	738	674,802
3.00%, 09/01/43	2,066	1,892,683
3.00%, 10/01/43	907	839,864
3.00%, 04/01/44	43	39,395
3.00%, 01/01/45	6	5,674
3.00%, 02/01/45	1,203	1,107,615
3.00%, 03/01/45	203	185,573
3.00%, 04/01/45	20,306	18,463,299
3.00%, 05/01/45	6,183	5,611,191
3.00%, 06/01/45	736	669,151
3.00%, 07/01/45	2,346	2,133,271
3.00%, 08/01/45	504	461,222
3.00%, 10/01/45	141	128,262
3.00%, 11/01/45	499	457,509
3.00%, 12/01/45	4,864	4,423,149
3.00%, 01/01/46	1,429	1,299,780
3.00%, 02/01/46	104	94,544
3.00%, 03/01/46	16,263	14,736,372
3.00%, 04/01/46	419	379,918
3.00%, 05/01/46	422	382,796
3.00%, 06/01/46	872	798,624
3.00%, 07/01/46	465	421,460
3.00%, 08/01/46	12,452	11,313,363
3.00%, 09/01/46	10,040	9,154,792
3.00%, 10/01/46	23,088	21,047,206
3.00%, 11/01/46	24,471	22,186,093
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/46	$40,269	$36,561,578
3.00%, 01/01/47	9,456	8,581,250
3.00%, 02/01/47	45,094	41,055,773
3.00%, 03/01/47	811	734,874
3.00%, 04/01/47	1,121	1,003,393
3.00%, 05/01/47	13,474	12,322,896
3.00%, 06/01/47	12,577	11,396,918
3.00%, 07/01/47	11,567	10,484,079
3.00%, 08/01/47	2,075	1,880,348
3.00%, 10/01/47	3,698	3,350,835
3.00%, 11/01/47	316	288,155
3.00%, 12/01/47	584	535,067
3.00%, 01/01/48	2,297	2,093,698
3.00%, 02/01/48	794	724,245
3.00%, 07/01/48	302	271,902
3.00%, 10/01/48	363	327,308
3.00%, 11/01/48	637	573,549
3.50%, 10/01/25	15	15,109
3.50%, 10/01/25	0 (a)	247
3.50%, 11/01/25	523	517,425
3.50%, 11/01/25	0 (a)	547
3.50%, 12/01/25	5	4,494
3.50%, 12/01/25	0 (a)	327
3.50%, 01/01/26	16	15,772
3.50%, 02/01/26	62	61,060
3.50%, 03/01/26	172	170,740
3.50%, 04/01/26	19	18,898
3.50%, 05/01/26	9	8,859
3.50%, 06/01/26	65	64,499
3.50%, 06/01/26	0 (a)	213
3.50%, 07/01/26	103	101,536
3.50%, 07/01/26	0 (a)	418
3.50%, 08/01/26	137	134,962
3.50%, 09/01/26	3	3,191
3.50%, 10/01/26	203	199,924
3.50%, 01/01/27	9	8,958
3.50%, 02/01/27	1	722
3.50%, 03/01/27	54	53,646
3.50%, 04/01/27	8	7,747
3.50%, 01/01/28	135	132,741
3.50%, 12/01/28	36	35,433
3.50%, 02/01/29	10	9,664
3.50%, 03/01/29	7	6,773
3.50%, 06/01/29	666	655,308
3.50%, 07/01/29	69	67,438
3.50%, 08/01/29	76	75,066
3.50%, 09/01/29	13	12,546
3.50%, 10/01/29	623	613,114
3.50%, 11/01/29	9	8,930
3.50%, 01/01/30	9	8,624
3.50%, 06/01/30	103	101,473
3.50%, 09/01/30	12	12,000
3.50%, 05/01/31	1,323	1,300,919
3.50%, 01/01/32	817	801,192
3.50%, 03/01/32	105	102,514
3.50%, 04/01/32	1,462	1,431,356
3.50%, 05/01/32	1,268	1,240,917
3.50%, 06/01/32	1,162	1,136,658
3.50%, 07/01/32	1,367	1,336,020
3.50%, 09/01/32	704	689,005
3.50%, 10/01/32	3,523	3,449,399
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 01/01/33	$680	$664,880
3.50%, 02/01/33	293	286,407
3.50%, 03/01/33	1,320	1,289,773
3.50%, 06/01/33	1,111	1,083,292
3.50%, 07/01/33	583	568,747
3.50%, 09/01/33	589	575,814
3.50%, 05/01/35	5,784	5,620,532
3.50%, 03/01/38	4,935	4,776,088
3.50%, 06/01/38	5,028	4,829,646
3.50%, 02/01/41	8	7,715
3.50%, 10/01/41	11	10,481
3.50%, 11/01/41	37	34,681
3.50%, 01/01/42	127	120,036
3.50%, 02/01/42	212	200,925
3.50%, 03/01/42	1,631	1,545,179
3.50%, 04/01/42	1,453	1,375,121
3.50%, 05/01/42	1,009	954,892
3.50%, 06/01/42	470	443,799
3.50%, 08/01/42	48	45,189
3.50%, 09/01/42	3,726	3,529,429
3.50%, 10/01/42	1,259	1,192,186
3.50%, 11/01/42	736	696,868
3.50%, 01/01/43	882	834,361
3.50%, 02/01/43	797	755,732
3.50%, 04/01/43	15	14,626
3.50%, 06/01/43	2,438	2,306,828
3.50%, 07/01/43	2,552	2,414,104
3.50%, 08/01/43	13	12,404
3.50%, 09/01/43	13	12,488
3.50%, 01/01/44	169	160,009
3.50%, 08/01/44	369	347,312
3.50%, 09/01/44	1,291	1,221,106
3.50%, 10/01/44	7,733	7,274,136
3.50%, 11/01/44	477	445,957
3.50%, 12/01/44	4,594	4,294,719
3.50%, 02/01/45	916	866,727
3.50%, 03/01/45	3,887	3,666,989
3.50%, 04/01/45	3	2,656
3.50%, 05/01/45	42	39,949
3.50%, 06/01/45	518	487,679
3.50%, 08/01/45	11,491	10,843,911
3.50%, 09/01/45	6	5,446
3.50%, 11/01/45	319	300,113
3.50%, 12/01/45	5,759	5,398,064
3.50%, 01/01/46	4,996	4,698,489
3.50%, 03/01/46	5,426	5,070,675
3.50%, 04/01/46	1,661	1,554,610
3.50%, 05/01/46	18,540	17,330,029
3.50%, 06/01/46	5,081	4,811,008
3.50%, 07/01/46	5,067	4,735,243
3.50%, 08/01/46	4,308	4,036,771
3.50%, 09/01/46	5,309	4,985,288
3.50%, 10/01/46	492	460,563
3.50%, 11/01/46	979	916,209
3.50%, 12/01/46	6,030	5,664,838
3.50%, 01/01/47	1,482	1,386,664
3.50%, 02/01/47	5,320	4,992,905
3.50%, 03/01/47	6,614	6,191,710
3.50%, 04/01/47	2,426	2,269,973
3.50%, 05/01/47	4,431	4,146,550
3.50%, 06/01/47	138	128,965
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/47	$5,264	$4,921,668
3.50%, 08/01/47	3,016	2,827,854
3.50%, 09/01/47	22,309	20,859,598
3.50%, 10/01/47	700	654,200
3.50%, 11/01/47	1,749	1,635,715
3.50%, 12/01/47	5,616	5,284,327
3.50%, 01/01/48	1,089	1,017,937
3.50%, 02/01/48	2,303	2,146,560
3.50%, 03/01/48	10,955	10,233,685
3.50%, 04/01/48	2,329	2,180,973
3.50%, 05/01/48	7,421	6,943,584
3.50%, 09/01/48	2,435	2,287,381
3.50%, 04/01/49	2,499	2,340,149
3.50%, 05/01/49	953	892,642
3.50%, 06/01/49	1,063	995,127
4.00%, 09/01/24	0 (a)	54
4.00%, 11/01/24	0 (a)	142
4.00%, 12/01/24	0 (a)	633
4.00%, 01/01/25	0 (a)	351
4.00%, 02/01/25	0 (a)	151
4.00%, 02/01/25	2	1,231
4.00%, 03/01/25	0 (a)	440
4.00%, 03/01/25	1	484
4.00%, 04/01/25	0 (a)	438
4.00%, 05/01/25	65	64,562
4.00%, 05/01/25	0 (a)	280
4.00%, 06/01/25	0 (a)	166
4.00%, 06/01/25	2	1,924
4.00%, 07/01/25	0 (a)	455
4.00%, 07/01/25	1	996
4.00%, 08/01/25	0 (a)	583
4.00%, 08/01/25	5	4,775
4.00%, 09/01/25	0 (a)	39
4.00%, 10/01/25	76	75,994
4.00%, 10/01/25	0 (a)	76
4.00%, 02/01/26	81	80,314
4.00%, 03/01/26	0 (a)	240
4.00%, 04/01/26	1	1,351
4.00%, 04/01/26	0 (a)	143
4.00%, 05/01/26	5	4,676
4.00%, 07/01/26	2	2,362
4.00%, 05/01/33	741	735,002
4.00%, 09/01/33	1	529
4.00%, 11/01/33	3	2,499
4.00%, 01/01/34	137	135,858
4.00%, 11/01/34	475	469,209
4.00%, 07/01/38	1,935	1,894,291
4.00%, 04/01/39	13	12,044
4.00%, 06/01/39	23	22,516
4.00%, 07/01/39	50	49,860
4.00%, 08/01/39	7	6,511
4.00%, 09/01/39	8	7,694
4.00%, 10/01/39	65	64,099
4.00%, 11/01/39	12	11,619
4.00%, 12/01/39	20	19,127
4.00%, 01/01/40	40	38,690
4.00%, 02/01/40	7	6,946
4.00%, 03/01/40	3	2,952
4.00%, 05/01/40	15	14,181
4.00%, 06/01/40	5	5,184
4.00%, 09/01/40	8	8,189
103
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/40	$95	$92,138
4.00%, 12/01/40	736	717,482
4.00%, 01/01/41	164	159,915
4.00%, 02/01/41	193	186,975
4.00%, 04/01/41	35	34,752
4.00%, 06/01/41	28	27,659
4.00%, 07/01/41	18	17,219
4.00%, 08/01/41	30	28,579
4.00%, 09/01/41	2,369	2,317,099
4.00%, 10/01/41	91	89,021
4.00%, 11/01/41	292	286,828
4.00%, 12/01/41	58	56,932
4.00%, 01/01/42	28	26,573
4.00%, 02/01/42	4,443	4,344,860
4.00%, 03/01/42	40	39,863
4.00%, 05/01/42	131	127,920
4.00%, 07/01/42	249	244,479
4.00%, 08/01/42	1,492	1,453,959
4.00%, 04/01/43	1,456	1,414,486
4.00%, 08/01/43	227	221,136
4.00%, 10/01/43	148	144,318
4.00%, 11/01/43	3	3,146
4.00%, 12/01/43	686	669,638
4.00%, 01/01/44	48	46,250
4.00%, 02/01/44	831	811,194
4.00%, 03/01/44	15	14,822
4.00%, 04/01/44	401	391,141
4.00%, 05/01/44	398	385,626
4.00%, 06/01/44	1,326	1,286,138
4.00%, 07/01/44	1,903	1,851,880
4.00%, 08/01/44	21	21,080
4.00%, 09/01/44	543	526,343
4.00%, 10/01/44	302	292,811
4.00%, 11/01/44	205	200,574
4.00%, 12/01/44	826	799,576
4.00%, 01/01/45	859	832,903
4.00%, 02/01/45	5,923	5,743,804
4.00%, 04/01/45	4,090	4,000,404
4.00%, 06/01/45	12	11,685
4.00%, 07/01/45	1,046	1,012,573
4.00%, 08/01/45	20	19,432
4.00%, 09/01/45	1,995	1,930,781
4.00%, 10/01/45	864	836,667
4.00%, 11/01/45	655	634,386
4.00%, 12/01/45	517	502,264
4.00%, 01/01/46	1,059	1,025,059
4.00%, 02/01/46	946	916,357
4.00%, 03/01/46	908	875,861
4.00%, 04/01/46	893	861,643
4.00%, 05/01/46	3,460	3,340,770
4.00%, 06/01/46	105	100,724
4.00%, 07/01/46	1,879	1,819,146
4.00%, 08/01/46	45	44,241
4.00%, 09/01/46	866	835,987
4.00%, 10/01/46	756	731,683
4.00%, 11/01/46	13,566	13,092,602
4.00%, 12/01/46	27	26,315
4.00%, 01/01/47	182	176,746
4.00%, 02/01/47	3,894	3,757,591
4.00%, 04/01/47	167	161,716
4.00%, 06/01/47	2,570	2,489,364
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/01/47	$751	$723,261
4.00%, 08/01/47	2,709	2,606,310
4.00%, 09/01/47	87	83,986
4.00%, 10/01/47	793	764,164
4.00%, 11/01/47	3,278	3,159,831
4.00%, 12/01/47	4,878	4,693,588
4.00%, 01/01/48	2,880	2,789,153
4.00%, 02/01/48	8,102	7,842,180
4.00%, 04/01/48	1,081	1,040,392
4.00%, 05/01/48	443	430,632
4.00%, 06/01/48	11,331	10,971,885
4.00%, 07/01/48	64	61,427
4.00%, 08/01/48	1,105	1,063,914
4.00%, 09/01/48	1,032	998,541
4.00%, 10/01/48	7,979	7,704,069
4.00%, 11/01/48	827	794,441
4.00%, 12/01/48	2,397	2,316,338
4.00%, 01/01/49	3,636	3,521,453
4.00%, 02/01/49	16,917	16,327,666
4.00%, 03/01/49	847	817,714
4.00%, 04/01/49	2,420	2,319,548
4.00%, 05/01/49	663	639,821
4.50%, 09/01/24	0 (a)	36
4.50%, 10/01/24	2	1,956
4.50%, 10/01/24	0 (a)	4
4.50%, 11/01/24	0 (a)	238
4.50%, 04/01/25	1	501
4.50%, 04/01/25	0 (a)	214
4.50%, 05/01/25	1	507
4.50%, 07/01/25	1	588
4.50%, 08/01/25	0 (a)	391
4.50%, 08/01/25	1	833
4.50%, 09/01/25	2	1,892
4.50%, 09/01/26	1	984
4.50%, 08/01/30	451	450,835
4.50%, 08/01/33	2	1,659
4.50%, 03/01/34	0 (a)	237
4.50%, 04/01/34	2	1,311
4.50%, 05/01/34	0 (a)	289
4.50%, 06/01/34	0 (a)	332
4.50%, 06/01/35	1	1,116
4.50%, 08/01/35	39	39,057
4.50%, 10/01/35	2	2,080
4.50%, 11/01/35	7	6,714
4.50%, 01/01/36	0 (a)	282
4.50%, 08/01/36	6	5,587
4.50%, 06/01/38	29	28,800
4.50%, 07/01/38	1	1,198
4.50%, 10/01/38	0 (a)	404
4.50%, 02/01/39	31	30,751
4.50%, 02/01/39	0 (a)	250
4.50%, 03/01/39	1,807	1,819,621
4.50%, 03/01/39	0 (a)	581
4.50%, 04/01/39	0 (a)	400
4.50%, 04/01/39	29	28,199
4.50%, 05/01/39	1,955	1,967,033
4.50%, 06/01/39	55	54,820
4.50%, 07/01/39	135	134,742
4.50%, 08/01/39	44	44,168
4.50%, 09/01/39	199	199,231
4.50%, 10/01/39	1,781	1,784,466
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/39	$44	$44,769
4.50%, 12/01/39	60	61,163
4.50%, 01/01/40	47	47,864
4.50%, 02/01/40	248	251,021
4.50%, 03/01/40	8	7,494
4.50%, 04/01/40	67	67,187
4.50%, 05/01/40	48	47,354
4.50%, 06/01/40	12	12,704
4.50%, 07/01/40	43	42,806
4.50%, 08/01/40	148	147,321
4.50%, 09/01/40	1,119	1,119,529
4.50%, 10/01/40	13	12,910
4.50%, 11/01/40	1	1,173
4.50%, 01/01/41	4	3,280
4.50%, 02/01/41	2,200	2,200,704
4.50%, 03/01/41	68	66,876
4.50%, 04/01/41	99	98,817
4.50%, 05/01/41	2,757	2,776,993
4.50%, 06/01/41	3,736	3,735,133
4.50%, 07/01/41	62	61,643
4.50%, 08/01/41	499	500,527
4.50%, 10/01/41	133	133,675
4.50%, 11/01/41	8	7,869
4.50%, 01/01/42	4	4,303
4.50%, 03/01/42	24	23,281
4.50%, 05/01/42	1,582	1,582,327
4.50%, 09/01/43	1,364	1,361,187
4.50%, 10/01/43	792	792,179
4.50%, 11/01/43	148	147,364
4.50%, 12/01/43	130	129,549
4.50%, 01/01/44	112	111,326
4.50%, 02/01/44	390	388,835
4.50%, 03/01/44	1,068	1,068,604
4.50%, 04/01/44	5	5,014
4.50%, 05/01/44	125	124,455
4.50%, 06/01/44	135	135,103
4.50%, 07/01/44	136	135,629
4.50%, 08/01/44	22	21,325
4.50%, 09/01/44	49	48,469
4.50%, 10/01/44	361	360,271
4.50%, 11/01/44	545	543,214
4.50%, 12/01/44	1,025	1,025,771
4.50%, 01/01/45	1,385	1,386,158
4.50%, 03/01/45	300	299,172
4.50%, 06/01/45	190	188,778
4.50%, 07/01/45	1,145	1,142,058
4.50%, 08/01/45	452	449,896
4.50%, 09/01/45	337	335,011
4.50%, 10/01/45	321	318,844
4.50%, 11/01/45	64	63,640
4.50%, 01/01/46	386	385,323
4.50%, 03/01/46	283	283,342
4.50%, 04/01/46	291	288,852
4.50%, 05/01/46	961	957,888
4.50%, 06/01/46	4,164	4,157,514
4.50%, 07/01/46	1,450	1,449,857
4.50%, 08/01/46	136	134,952
4.50%, 09/01/46	2,418	2,410,234
4.50%, 02/01/47	549	546,848
4.50%, 04/01/47	136	135,956
4.50%, 05/01/47	1,030	1,021,197
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/01/47	$1,211	$1,198,553
4.50%, 08/01/47	663	658,001
4.50%, 09/01/47	719	718,986
4.50%, 05/01/48	966	963,695
4.50%, 06/01/48	1,377	1,361,343
4.50%, 07/01/48	701	695,601
4.50%, 08/01/48	1,223	1,207,144
4.50%, 09/01/48	956	943,974
4.50%, 10/01/48	5,150	5,130,136
4.50%, 11/01/48	1,493	1,489,165
4.50%, 12/01/48	2,900	2,869,455
4.50%, 01/01/49	795	784,899
4.50%, 02/01/49	744	741,935
4.50%, 03/01/49	2,085	2,076,405
5.00%, 10/01/24	0 (a)	30
5.00%, 12/01/24	0 (a)	52
5.00%, 06/01/25	0 (a)	63
5.00%, 08/01/25	49	48,920
5.00%, 06/01/26	0 (a)	43
5.00%, 02/01/30	3	3,351
5.00%, 04/01/33	1	1,303
5.00%, 06/01/33	149	151,747
5.00%, 06/01/33	0 (a)	459
5.00%, 08/01/33	33	33,127
5.00%, 09/01/33	45	44,877
5.00%, 10/01/33	84	84,881
5.00%, 11/01/33	33	34,144
5.00%, 12/01/33	342	347,701
5.00%, 01/01/34	4	4,066
5.00%, 03/01/34	8	8,587
5.00%, 04/01/34	10	10,178
5.00%, 05/01/34	44	45,614
5.00%, 06/01/34	0 (a)	409
5.00%, 06/01/34	16	15,986
5.00%, 11/01/34	4	4,382
5.00%, 12/01/34	6	6,537
5.00%, 01/01/35	4	3,828
5.00%, 02/01/35	4	3,632
5.00%, 04/01/35	3	2,981
5.00%, 05/01/35	10	10,500
5.00%, 06/01/35	7	7,350
5.00%, 07/01/35	1,900	1,936,801
5.00%, 08/01/35	377	386,516
5.00%, 09/01/35	78	79,494
5.00%, 09/01/35	0 (a)	212
5.00%, 10/01/35	7	7,422
5.00%, 10/01/35	0 (a)	321
5.00%, 11/01/35	0 (a)	677
5.00%, 11/01/35	23	22,565
5.00%, 12/01/35	43	41,939
5.00%, 12/01/35	0 (a)	351
5.00%, 01/01/36	268	272,775
5.00%, 03/01/36	1	1,100
5.00%, 04/01/36	6	6,566
5.00%, 06/01/36	30	29,738
5.00%, 07/01/36	0 (a)	301
5.00%, 08/01/36	14	14,483
5.00%, 10/01/36	23	23,787
5.00%, 11/01/36	673	686,371
5.00%, 01/01/37	351	357,876
5.00%, 01/01/37	0 (a)	409
105
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/01/37	$312	$318,565
5.00%, 06/01/37	13	13,497
5.00%, 01/01/38	4	3,794
5.00%, 02/01/38	491	501,144
5.00%, 03/01/38	2,023	2,069,740
5.00%, 04/01/38	31	31,735
5.00%, 05/01/38	2	1,965
5.00%, 06/01/38	5	5,509
5.00%, 09/01/38	8	8,219
5.00%, 09/01/38	0 (a)	429
5.00%, 11/01/38	8	8,263
5.00%, 12/01/38	286	292,239
5.00%, 01/01/39	106	108,935
5.00%, 02/01/39	22	22,401
5.00%, 03/01/39	10	9,812
5.00%, 05/01/39	50	51,326
5.00%, 06/01/39	2	1,655
5.00%, 07/01/39	13	13,347
5.00%, 08/01/39	2,679	2,743,753
5.00%, 09/01/39	24	25,325
5.00%, 10/01/39	364	372,033
5.00%, 12/01/39	18	18,144
5.00%, 01/01/40	196	200,691
5.00%, 02/01/40	51	52,346
5.00%, 03/01/40	876	896,750
5.00%, 04/01/40	109	112,100
5.00%, 06/01/40	2	1,746
5.00%, 07/01/40	110	112,576
5.00%, 08/01/40	1,408	1,441,771
5.00%, 09/01/40	727	745,399
5.00%, 11/01/40	67	68,092
5.00%, 02/01/41	200	204,880
5.00%, 03/01/41	2	1,954
5.00%, 04/01/41	66	67,508
5.00%, 05/01/41	3	2,587
5.00%, 07/01/41	216	221,170
5.00%, 08/01/41	1,015	1,039,235
5.00%, 09/01/41	108	110,804
5.00%, 10/01/41	81	82,171
5.00%, 04/01/44	58	58,658
5.00%, 03/01/47	2,101	2,133,651
5.00%, 05/01/47	22	22,321
5.00%, 07/01/47	1,151	1,161,499
5.00%, 03/01/48	653	660,386
5.00%, 04/01/48	1,539	1,552,187
5.00%, 05/01/48	677	682,986
5.00%, 06/01/48	232	236,105
5.00%, 07/01/48	572	576,398
5.00%, 08/01/48	2,941	2,966,078
5.00%, 09/01/48	452	458,759
5.00%, 10/01/48	1,742	1,762,128
5.00%, 11/01/48	634	642,491
5.00%, 01/01/49	1,325	1,344,910
5.00%, 02/01/49	576	582,671
5.00%, 04/01/49	173	174,726
5.50%, 02/01/29	0 (a)	227
5.50%, 04/01/29	1	1,419
5.50%, 07/01/31	0 (a)	100
5.50%, 11/01/31	0 (a)	96
5.50%, 12/01/31	1	811
5.50%, 01/01/32	0 (a)	85
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/32	$1	$536
5.50%, 04/01/32	6	5,952
5.50%, 09/01/32	16	16,428
5.50%, 09/01/32	0 (a)	557
5.50%, 10/01/32	8	8,430
5.50%, 11/01/32	0 (a)	456
5.50%, 12/01/32	28	29,350
5.50%, 12/01/32	0 (a)	421
5.50%, 01/01/33	4	4,365
5.50%, 01/01/33	0 (a)	61
5.50%, 03/01/33	2	2,449
5.50%, 04/01/33	0 (a)	536
5.50%, 04/01/33	10	9,356
5.50%, 05/01/33	5	4,695
5.50%, 06/01/33	13	13,469
5.50%, 07/01/33	13	13,853
5.50%, 08/01/33	1	1,194
5.50%, 10/01/33	100	103,637
5.50%, 10/01/33	0 (a)	141
5.50%, 11/01/33	4	4,605
5.50%, 12/01/33	0 (a)	427
5.50%, 01/01/34	0 (a)	406
5.50%, 01/01/34	40	42,151
5.50%, 02/01/34	434	448,106
5.50%, 03/01/34	140	144,554
5.50%, 07/01/34	6	6,538
5.50%, 08/01/34	5	5,096
5.50%, 09/01/34	1	1,102
5.50%, 10/01/34	81	84,021
5.50%, 10/01/34	0 (a)	473
5.50%, 11/01/34	0 (a)	285
5.50%, 11/01/34	1	936
5.50%, 12/01/34	143	147,077
5.50%, 12/01/34	0 (a)	493
5.50%, 01/01/35	1,042	1,075,499
5.50%, 01/01/35	0 (a)	427
5.50%, 02/01/35	290	300,339
5.50%, 02/01/35	0 (a)	351
5.50%, 03/01/35	7	7,127
5.50%, 04/01/35	171	177,060
5.50%, 04/01/35	0 (a)	411
5.50%, 05/01/35	489	506,742
5.50%, 05/01/35	0 (a)	147
5.50%, 06/01/35	1,292	1,339,292
5.50%, 07/01/35	8	7,834
5.50%, 08/01/35	80	83,295
5.50%, 09/01/35	5	5,119
5.50%, 10/01/35	78	80,305
5.50%, 11/01/35	0 (a)	275
5.50%, 11/01/35	13	12,556
5.50%, 12/01/35	267	276,786
5.50%, 01/01/36	14	15,096
5.50%, 02/01/36	0 (a)	338
5.50%, 02/01/36	7	7,038
5.50%, 03/01/36	26	27,225
5.50%, 04/01/36	3	3,116
5.50%, 05/01/36	387	403,462
5.50%, 06/01/36	13	12,815
5.50%, 07/01/36	562	586,310
5.50%, 08/01/36	74	76,433
5.50%, 08/01/36	0 (a)	381
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/01/36	$0 (a)	$149
5.50%, 11/01/36	10	10,319
5.50%, 12/01/36	0 (a)	154
5.50%, 12/01/36	5	5,514
5.50%, 01/01/37	64	66,249
5.50%, 02/01/37	12	11,654
5.50%, 02/01/37	0 (a)	208
5.50%, 03/01/37	4	3,463
5.50%, 04/01/37	11	11,478
5.50%, 05/01/37	37	38,827
5.50%, 05/01/37	0 (a)	115
5.50%, 07/01/37	6	6,430
5.50%, 09/01/37	6	6,536
5.50%, 11/01/37	13	13,529
5.50%, 12/01/37	7	7,082
5.50%, 01/01/38	23	23,699
5.50%, 02/01/38	5	4,756
5.50%, 04/01/38	584	608,247
5.50%, 04/01/38	0 (a)	277
5.50%, 05/01/38	248	258,756
5.50%, 05/01/38	0 (a)	122
5.50%, 06/01/38	31	31,644
5.50%, 06/01/38	0 (a)	350
5.50%, 07/01/38	88	92,265
5.50%, 07/01/38	0 (a)	295
5.50%, 08/01/38	25	25,998
5.50%, 09/01/38	76	79,098
5.50%, 10/01/38	26	26,891
5.50%, 11/01/38	13	13,483
5.50%, 11/01/38	0 (a)	122
5.50%, 12/01/38	88	91,468
5.50%, 12/01/38	0 (a)	383
5.50%, 01/01/39	1,153	1,192,459
5.50%, 02/01/39	56	57,850
5.50%, 03/01/39	1	940
5.50%, 04/01/39	16	16,874
5.50%, 05/01/39	14	14,263
5.50%, 06/01/39	22	23,141
5.50%, 09/01/39	397	414,188
5.50%, 10/01/39	4	4,222
5.50%, 11/01/39	945	984,946
5.50%, 12/01/39	37	37,997
5.50%, 01/01/40	71	74,127
5.50%, 02/01/40	22	22,940
5.50%, 03/01/40	5	5,508
5.50%, 05/01/40	8	8,062
5.50%, 06/01/40	23	24,238
5.50%, 03/01/41	9	9,395
5.50%, 06/01/41	2,972	3,083,235
6.00%, 10/01/25	0 (a)	4
6.00%, 11/01/25	0 (a)	12
6.00%, 02/01/26	0 (a)	230
6.00%, 08/01/26	0 (a)	314
6.00%, 02/01/28	0 (a)	30
6.00%, 04/01/28	0 (a)	334
6.00%, 06/01/28	0 (a)	223
6.00%, 06/01/28	1	655
6.00%, 07/01/28	2	1,996
6.00%, 11/01/28	0 (a)	315
6.00%, 12/01/28	0 (a)	188
6.00%, 01/01/29	3	3,598
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 01/01/29	$0 (a)	$225
6.00%, 03/01/29	2	2,064
6.00%, 03/01/29	0 (a)	74
6.00%, 05/01/29	3	2,837
6.00%, 06/01/29	0 (a)	208
6.00%, 07/01/29	1	555
6.00%, 07/01/29	0 (a)	220
6.00%, 09/01/29	0 (a)	299
6.00%, 12/01/30	3	2,753
6.00%, 03/01/31	1	523
6.00%, 04/01/31	0 (a)	193
6.00%, 06/01/31	0 (a)	583
6.00%, 10/01/31	0 (a)	224
6.00%, 12/01/31	1	703
6.00%, 01/01/32	15	15,040
6.00%, 02/01/32	3	2,278
6.00%, 02/01/32	0 (a)	322
6.00%, 03/01/32	10	10,271
6.00%, 03/01/32	0 (a)	178
6.00%, 04/01/32	0 (a)	204
6.00%, 10/01/32	2	2,480
6.00%, 11/01/32	3	2,903
6.00%, 11/01/32	0 (a)	184
6.00%, 12/01/32	0 (a)	593
6.00%, 12/01/32	46	48,390
6.00%, 01/01/33	2	1,999
6.00%, 01/01/33	0 (a)	207
6.00%, 02/01/33	4	4,527
6.00%, 03/01/33	0 (a)	797
6.00%, 03/01/33	3	2,926
6.00%, 04/01/33	2	1,991
6.00%, 05/01/33	0 (a)	124
6.00%, 09/01/33	2	2,602
6.00%, 10/01/33	9	9,911
6.00%, 10/01/33	0 (a)	416
6.00%, 11/01/33	10	10,473
6.00%, 05/01/34	7	7,234
6.00%, 06/01/34	8	9,250
6.00%, 07/01/34	10	10,053
6.00%, 08/01/34	0 (a)	927
6.00%, 08/01/34	2	1,406
6.00%, 10/01/34	4	4,396
6.00%, 12/01/34	2	1,867
6.00%, 05/01/35	0 (a)	374
6.00%, 06/01/35	2	2,554
6.00%, 07/01/35	0 (a)	543
6.00%, 07/01/35	1	1,313
6.00%, 08/01/35	15	16,081
6.00%, 09/01/35	2	1,749
6.00%, 12/01/35	3	3,218
6.00%, 01/01/36	3	3,024
6.00%, 02/01/36	5	5,603
6.00%, 03/01/36	1	1,354
6.00%, 05/01/36	8	8,760
6.00%, 06/01/36	10	10,580
6.00%, 07/01/36	8	8,767
6.00%, 08/01/36	3	2,653
6.00%, 09/01/36	227	241,635
6.00%, 10/01/36	290	303,683
6.00%, 11/01/36	17	18,346
6.00%, 12/01/36	52	55,764
107
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 12/01/36	$0 (a)	$316
6.00%, 01/01/37	0 (a)	412
6.00%, 01/01/37	1	1,330
6.00%, 02/01/37	206	218,060
6.00%, 05/01/37	5	5,138
6.00%, 05/01/37	0 (a)	355
6.00%, 07/01/37	4	4,842
6.00%, 08/01/37	5	5,538
6.00%, 08/01/37	0 (a)	218
6.00%, 09/01/37	4	4,509
6.00%, 09/01/37	0 (a)	466
6.00%, 10/01/37	15	15,970
6.00%, 10/01/37	0 (a)	460
6.00%, 11/01/37	0 (a)	437
6.00%, 11/01/37	7	7,834
6.00%, 12/01/37	38	39,957
6.00%, 01/01/38	46	48,938
6.00%, 02/01/38	1	1,151
6.00%, 04/01/38	22	23,475
6.00%, 05/01/38	26	28,033
6.00%, 06/01/38	13	12,879
6.00%, 07/01/38	14	14,358
6.00%, 08/01/38	10	11,302
6.00%, 09/01/38	1,050	1,112,990
6.00%, 10/01/38	1	630
6.00%, 11/01/38	4	4,654
6.00%, 12/01/38	1	1,518
6.00%, 01/01/39	3	3,464
6.00%, 11/01/39	3	3,217
6.00%, 12/01/39	1	714
6.00%, 04/01/40	6	6,125
6.00%, 07/01/40	2,986	3,168,844
6.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(b)	5	4,610
6.13%, 09/01/41, (12-mo. LIBOR US + 1.880%)(b)	310	315,395
6.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(b)	43	44,086
6.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(b)	13	13,187
6.16%, 11/01/40, (12-mo. LIBOR US + 1.910%)(b)	151	153,744
6.38%, 12/01/33, (1-year CMT + 2.250%)(b)	38	38,921
6.50%, 02/01/26	0 (a)	13
6.50%, 03/01/26	0 (a)	82
6.50%, 04/01/26	0 (a)	312
6.50%, 03/01/27	0 (a)	172
6.50%, 04/01/28	0 (a)	82
6.50%, 05/01/28	0 (a)	305
6.50%, 06/01/28	0 (a)	221
6.50%, 07/01/28	0 (a)	408
6.50%, 09/01/28	0 (a)	261
6.50%, 10/01/28	0 (a)	347
6.50%, 12/01/28	1	923
6.50%, 01/01/29	2	2,266
6.50%, 02/01/29	0 (a)	290
6.50%, 02/01/29	1	1,462
6.50%, 03/01/29	1	952
6.50%, 04/01/29	0 (a)	1,201
6.50%, 05/01/29	0 (a)	713
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 06/01/29	$0 (a)	$409
6.50%, 07/01/29	0 (a)	326
6.50%, 08/01/29	3	2,362
6.50%, 09/01/29	3	3,111
6.50%, 08/01/30	1	512
6.50%, 01/01/31	0 (a)	65
6.50%, 05/01/31	1	518
6.50%, 05/01/31	0 (a)	42
6.50%, 06/01/31	0 (a)	123
6.50%, 06/01/31	3	2,725
6.50%, 07/01/31	1	1,111
6.50%, 07/01/31	0 (a)	36
6.50%, 08/01/31	0 (a)	719
6.50%, 08/01/31	1	1,112
6.50%, 09/01/31	0 (a)	873
6.50%, 10/01/31	0 (a)	150
6.50%, 11/01/31	0 (a)	334
6.50%, 12/01/31	5	5,377
6.50%, 01/01/32	0 (a)	37
6.50%, 02/01/32	2	1,984
6.50%, 02/01/32	0 (a)	385
6.50%, 03/01/32	0 (a)	316
6.50%, 03/01/32	2	2,449
6.50%, 04/01/32	2	1,944
6.50%, 04/01/32	0 (a)	69
6.50%, 05/01/32	0 (a)	121
6.50%, 07/01/32	0 (a)	467
6.50%, 08/01/32	6	5,417
6.50%, 08/01/32	0 (a)	1,104
6.50%, 09/01/32	1	1,070
6.50%, 10/01/32	1	1,385
6.50%, 11/01/32	1	599
6.50%, 12/01/32	2	2,322
6.50%, 12/01/33	5	5,194
6.50%, 04/01/34	17	18,192
6.50%, 07/01/34	2	1,813
6.50%, 09/01/34	3	2,793
6.50%, 01/01/35	2	2,203
6.50%, 04/01/35	1	531
6.50%, 08/01/35	5	5,411
6.50%, 02/01/36	0 (a)	435
6.50%, 06/01/36	1	1,222
6.50%, 08/01/36	1	1,046
6.50%, 09/01/36	24	26,093
6.50%, 09/01/36	0 (a)	485
6.50%, 10/01/36	10	10,504
6.50%, 11/01/36	1	679
6.50%, 08/01/37	3	2,949
6.50%, 10/01/37	7	7,553
6.50%, 11/01/37	3	2,845
6.50%, 12/01/37	0 (a)	128
6.50%, 12/01/37	14	15,053
6.50%, 01/01/38	1	851
6.50%, 02/01/38	13	13,155
6.50%, 02/01/38	0 (a)	201
6.50%, 07/01/38	1	1,217
6.50%, 08/01/38	1	1,053
6.50%, 10/01/38	0 (a)	513
6.50%, 12/01/38	2	2,084
6.50%, 01/01/39	8	8,529
6.50%, 09/01/39	14	14,509
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.66%, 08/01/41, (12-mo. LIBOR US + 1.712%)(b)	$37	$38,247
6.84%, 12/01/38, (12-mo. LIBOR US + 1.768%)(b)	259	264,347
6.94%, 05/01/42, (12-mo. LIBOR US + 1.799%)(b)	230	235,451
7.00%, 03/01/26	0 (a)	381
7.00%, 06/01/26	0 (a)	43
7.00%, 12/01/26	0 (a)	43
7.00%, 01/01/27	0 (a)	43
7.00%, 02/01/27	0 (a)	62
7.00%, 03/01/27	0 (a)	64
7.00%, 04/01/27	0 (a)	14
7.00%, 05/01/27	0 (a)	24
7.00%, 09/01/27	0 (a)	290
7.00%, 10/01/27	0 (a)	139
7.00%, 11/01/27	0 (a)	152
7.00%, 12/01/27	0 (a)	392
7.00%, 05/01/28	0 (a)	279
7.00%, 07/01/28	0 (a)	11
7.00%, 10/01/28	0 (a)	103
7.00%, 11/01/28	0 (a)	329
7.00%, 03/01/29	0 (a)	137
7.00%, 06/01/29	1	887
7.00%, 06/01/29	0 (a)	34
7.00%, 07/01/29	0 (a)	130
7.00%, 07/01/29	2	1,950
7.00%, 09/01/29	0 (a)	113
7.00%, 10/01/29	1	700
7.00%, 01/01/30	0 (a)	13
7.00%, 02/01/30	0 (a)	72
7.00%, 05/01/30	0 (a)	20
7.00%, 12/01/30	0 (a)	393
7.00%, 01/01/31	0 (a)	270
7.00%, 02/01/31	0 (a)	450
7.00%, 05/01/31	0 (a)	386
7.00%, 07/01/31	1	930
7.00%, 08/01/31	1	923
7.00%, 09/01/31	1	1,297
7.00%, 12/01/31	1	596
7.00%, 12/01/31	0 (a)	401
7.00%, 03/01/32	2	1,967
7.00%, 05/01/32	1	770
7.00%, 05/01/32	0 (a)	325
7.00%, 06/01/32	1	874
7.00%, 06/01/32	0 (a)	360
7.00%, 07/01/32	2	2,309
7.00%, 08/01/32	2	1,847
7.00%, 09/01/32	0 (a)	460
7.00%, 11/01/32	1	642
7.00%, 10/01/33	7	7,989
7.00%, 11/01/36	0 (a)	526
7.00%, 11/01/36	1	653
7.00%, 12/01/36	4	4,218
7.00%, 09/01/38	1	1,550
7.33%, 05/01/43, (12-mo. LIBOR US + 1.650%)(b)	94	95,836
7.35%, 08/01/43, (12-mo. LIBOR US + 1.600%)(b)	14	14,414
7.50%, 01/01/26	0 (a)	146
7.50%, 03/01/26	0 (a)	60
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.50%, 04/01/26	$0 (a)	$18
7.50%, 05/01/26	0 (a)	48
7.50%, 10/01/26	0 (a)	69
7.50%, 12/01/26	0 (a)	7
7.50%, 04/01/27	0 (a)	34
7.50%, 06/01/27	0 (a)	28
7.50%, 08/01/27	0 (a)	78
7.50%, 09/01/27	0 (a)	20
7.50%, 12/01/27	0 (a)	178
7.50%, 03/01/28	0 (a)	355
7.50%, 07/01/28	0 (a)	60
7.50%, 11/01/28	0 (a)	71
7.50%, 07/01/29	4	3,777
7.50%, 12/01/29	0 (a)	41
7.50%, 01/01/30	0 (a)	79
7.50%, 03/01/30	0 (a)	57
7.50%, 05/01/30	0 (a)	62
7.50%, 06/01/30	0 (a)	23
7.50%, 07/01/30	0 (a)	8
7.50%, 08/01/30	0 (a)	483
7.50%, 09/01/30	1	1,013
7.50%, 10/01/30	0 (a)	40
7.50%, 11/01/30	1	749
7.50%, 12/01/30	1	522
7.50%, 01/01/31	0 (a)	22
7.50%, 02/01/31	0 (a)	46
7.50%, 09/01/31	1	911
7.50%, 01/01/32	1	1,132
7.65%, 07/01/41, (12-mo. LIBOR US + 1.890%)(b)	10	9,976
7.65%, 11/01/41, (12-mo. LIBOR US + 1.900%)(b)	124	125,186
8.00%, 05/01/25	0 (a)	3
8.00%, 10/01/25	0 (a)	4
8.00%, 11/01/25	0 (a)	110
8.00%, 09/01/26	0 (a)	141
8.00%, 10/01/26	0 (a)	41
8.00%, 11/01/26	0 (a)	92
8.00%, 03/01/27	0 (a)	132
8.00%, 05/01/27	0 (a)	109
8.00%, 06/01/27	0 (a)	60
8.00%, 09/01/27	0 (a)	75
8.00%, 11/01/27	0 (a)	28
8.00%, 10/01/29	0 (a)	38
8.00%, 11/01/29	0 (a)	274
8.00%, 12/01/29	0 (a)	108
8.00%, 01/01/30	0 (a)	42
8.00%, 03/01/30	0 (a)	374
8.00%, 07/01/30	0 (a)	35
8.00%, 06/01/31	1	920
8.50%, 01/01/25	0 (a)	2
8.50%, 03/01/25	0 (a)	10
8.50%, 06/01/25	0 (a)	5
8.50%, 09/01/25	0 (a)	39
8.50%, 07/01/30	0 (a)	124
9.00%, 04/01/25	0 (a)	7
9.00%, 10/01/25	0 (a)	12
9.50%, 06/01/25	0 (a)	3
Federal National Mortgage Association
2.50%, 12/01/31	237	225,261
3.00%, 07/01/30	863	837,535
109
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/31	$26	$24,833
3.00%, 02/01/47	5,619	5,191,733
3.00%, 03/01/47	4,317	3,871,549
3.50%, 05/01/32	288	280,439
3.50%, 02/01/35	550	534,653
3.50%, 09/01/46	94	88,106
3.50%, 01/01/47	468	437,214
3.50%, 11/01/51	5,182	4,777,735
4.00%, 02/01/47	6,729	6,545,879
4.00%, 01/01/57	4,019	3,813,456
4.00%, 02/01/57	4,476	4,247,864
4.50%, 02/01/44	782	779,247
6.07%, 09/01/41, (12-mo. LIBOR US + 1.815%)(b)	26	27,152
6.07%, 10/01/41, (12-mo. LIBOR US + 1.815%)(b)	399	409,509
6.16%, 12/01/38, (12-mo. LIBOR US + 1.836%)(b)	24	23,843
6.28%, 02/01/42, (12-mo. LIBOR US + 1.805%)(b)	188	190,231
7.01%, 06/01/43, (12-mo. LIBOR US + 1.535%)(b)	461	468,573
7.03%, 08/01/41, (12-mo. LIBOR US + 1.750%)(b)	45	45,795
7.50%, 08/01/42, (12-mo. LIBOR US + 1.695%)(b)	528	538,417
Government National Mortgage Association
1.50%, 04/20/51	475	384,811
2.00%, 07/20/50	9,920	8,383,371
2.00%, 08/20/50	63,053	53,275,996
2.00%, 09/20/50	4,301	3,633,339
2.00%, 10/20/50	12,968	10,934,258
2.00%, 11/20/50	24,970	21,060,581
2.00%, 12/20/50	145,554	122,894,898
2.00%, 01/20/51	28,519	24,074,766
2.00%, 02/20/51	71,913	60,665,731
2.00%, 03/20/51	10,275	8,667,215
2.00%, 04/20/51	19,393	16,357,031
2.00%, 05/20/51	748	630,974
2.00%, 06/20/51	5,537	4,668,916
2.00%, 07/20/51	5,671	4,781,896
2.00%, 08/20/51	35,683	30,037,455
2.00%, 09/20/51	10,342	8,718,759
2.00%, 10/20/51	297,939	251,156,847
2.00%, 11/20/51	40,550	34,179,606
2.00%, 12/20/51	289,976	244,399,826
2.00%, 01/20/52	167,050	140,781,508
2.00%, 02/20/52	5,369	4,521,772
2.00%, 03/20/52	152,812	128,706,676
2.00%, 04/20/52	83,203	70,078,147
2.00%, 05/20/52	1,648	1,388,218
2.00%, 06/20/52	31,615	26,627,811
2.00%, 07/20/52	663	558,716
2.00%, 09/20/52	75	63,012
2.50%, 03/20/27	13	12,212
2.50%, 08/20/27	21	20,115
2.50%, 09/20/27	27	26,462
2.50%, 01/20/28	100	97,695
2.50%, 04/20/28	57	55,377
2.50%, 11/20/30	61	58,907
2.50%, 04/20/32	195	186,134
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/20/42	$373	$331,751
2.50%, 03/20/43	142	125,815
2.50%, 01/20/45	24	21,526
2.50%, 10/20/45	8,813	7,830,185
2.50%, 11/20/46	182	161,122
2.50%, 12/20/46	10,188	9,034,005
2.50%, 01/20/47	3,880	3,440,360
2.50%, 11/20/47	94	83,238
2.50%, 10/20/49	1,840	1,618,462
2.50%, 01/20/50	65	57,363
2.50%, 04/20/50	12,760	11,196,773
2.50%, 06/20/50	15,159	13,292,060
2.50%, 08/20/50	13,782	11,955,094
2.50%, 09/20/50	26,280	22,678,123
2.50%, 10/20/50	152	132,788
2.50%, 12/20/50	600	525,177
2.50%, 01/20/51	68,732	60,120,323
2.50%, 02/20/51	69,556	60,868,201
2.50%, 03/20/51	510	445,978
2.50%, 04/20/51	8,160	7,132,798
2.50%, 05/20/51	185,873	162,626,838
2.50%, 06/20/51	4,391	3,841,114
2.50%, 07/20/51	242,159	211,798,227
2.50%, 08/20/51	152,755	133,567,962
2.50%, 09/20/51	62,089	54,285,148
2.50%, 10/20/51	24,424	21,350,320
2.50%, 11/20/51	53,278	46,565,321
2.50%, 12/20/51	143,625	125,529,844
2.50%, 01/20/52	62,499	54,614,761
2.50%, 02/20/52	23,601	20,620,001
2.50%, 03/20/52	136,084	118,978,297
2.50%, 04/20/52	155,358	135,810,726
2.50%, 05/20/52	41,659	36,417,693
2.50%, 06/20/52	4,273	3,735,407
2.50%, 07/20/52	11,260	9,843,503
2.50%, 08/20/52	22,636	19,787,784
2.50%, 09/20/52	22,176	19,385,849
2.50%, 10/20/52	9,290	8,119,087
2.50%, 12/20/52	18,395	16,082,429
2.50%, 01/20/53	1,726	1,508,848
2.50%, 02/20/53	6,721	5,878,196
2.50%, 03/20/53	4,354	3,808,927
2.50%, 10/20/53	26,917	23,521,181
2.50%, 02/20/54	2,142	1,871,352
2.50%, 09/23/54(c)	83,450	72,955,254
3.00%, 01/20/27	47	45,705
3.00%, 04/15/27	23	22,244
3.00%, 04/20/27	29	28,920
3.00%, 05/20/27	1,187	1,164,433
3.00%, 07/15/27	579	568,113
3.00%, 09/15/27	11	10,560
3.00%, 09/20/27	52	50,512
3.00%, 10/15/27	174	170,939
3.00%, 11/20/27	8	8,300
3.00%, 01/20/28	8	7,634
3.00%, 09/20/28	28	27,298
3.00%, 10/20/28	35	34,395
3.00%, 11/20/28	87	84,686
3.00%, 01/20/29	28	27,632
3.00%, 05/20/29	74	72,492
3.00%, 10/20/30	10	9,431
Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/20/31	$128	$124,260
3.00%, 01/20/42	12	11,320
3.00%, 04/15/42	226	208,515
3.00%, 06/20/42	101	93,416
3.00%, 07/20/42	510	472,039
3.00%, 08/15/42	316	290,833
3.00%, 08/20/42	138	127,651
3.00%, 09/15/42	4,880	4,494,609
3.00%, 09/20/42	461	426,948
3.00%, 10/15/42	592	544,873
3.00%, 10/20/42	4,747	4,394,452
3.00%, 11/15/42	3,887	3,569,117
3.00%, 11/20/42	303	280,234
3.00%, 12/15/42	291	267,712
3.00%, 12/20/42	5,068	4,691,833
3.00%, 01/20/43	9,558	8,848,030
3.00%, 02/15/43	468	424,137
3.00%, 02/20/43	295	272,950
3.00%, 03/15/43	224	203,850
3.00%, 03/20/43	1,298	1,197,512
3.00%, 04/15/43	285	262,090
3.00%, 04/20/43	3,687	3,400,358
3.00%, 05/15/43	134	122,870
3.00%, 05/20/43	4,415	4,071,404
3.00%, 06/15/43	57	51,557
3.00%, 06/20/43	842	776,977
3.00%, 07/15/43	65	60,293
3.00%, 07/20/43	2,389	2,203,428
3.00%, 08/15/43	550	505,755
3.00%, 08/20/43	914	842,848
3.00%, 09/15/43	704	647,301
3.00%, 09/20/43	1,147	1,058,003
3.00%, 10/20/43	201	185,027
3.00%, 11/20/43	376	346,973
3.00%, 12/20/43	944	870,695
3.00%, 01/15/44	298	274,665
3.00%, 01/20/44	4,000	3,689,427
3.00%, 02/20/44	1,169	1,078,350
3.00%, 03/20/44	1,201	1,107,168
3.00%, 04/20/44	66	60,989
3.00%, 06/20/44	158	145,257
3.00%, 07/20/44	580	533,554
3.00%, 08/20/44	27,942	25,769,384
3.00%, 09/20/44	566	521,120
3.00%, 10/15/44	19	18,362
3.00%, 10/20/44	3,288	3,032,004
3.00%, 11/20/44	7,011	6,451,493
3.00%, 12/20/44	15	13,749
3.00%, 01/20/45	3,787	3,484,524
3.00%, 02/20/45	215	197,651
3.00%, 03/20/45	244	224,044
3.00%, 04/20/45	3,794	3,488,043
3.00%, 05/20/45	7,598	6,986,126
3.00%, 06/20/45	1,207	1,110,198
3.00%, 07/15/45	3	2,657
3.00%, 07/20/45	12,624	11,607,235
3.00%, 08/15/45	1,705	1,566,636
3.00%, 08/20/45	26,591	24,447,957
3.00%, 09/20/45	619	569,140
3.00%, 10/20/45	8,540	7,773,737
3.00%, 11/20/45	4,006	3,626,212
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/20/45	$10,039	$9,165,360
3.00%, 01/20/46	4,871	4,479,084
3.00%, 02/20/46	9,793	9,004,860
3.00%, 03/20/46	4,338	3,969,172
3.00%, 04/20/46	4,529	4,144,607
3.00%, 05/20/46	14,950	13,679,639
3.00%, 06/20/46	9,029	8,262,154
3.00%, 07/15/46	436	398,699
3.00%, 07/20/46	14,855	13,593,259
3.00%, 08/20/46	28,378	25,967,433
3.00%, 09/20/46	20,665	18,908,932
3.00%, 10/20/46	68,040	62,258,961
3.00%, 11/15/46	123	112,616
3.00%, 11/20/46	14,100	12,901,409
3.00%, 12/15/46	4,663	4,248,967
3.00%, 12/20/46	25,943	23,738,426
3.00%, 01/20/47	18,463	16,894,125
3.00%, 02/15/47	10,530	9,648,505
3.00%, 02/20/47	42,936	39,287,917
3.00%, 03/20/47	14,694	13,445,696
3.00%, 04/20/47	10,084	9,215,630
3.00%, 05/20/47	412	376,798
3.00%, 06/15/47	166	150,451
3.00%, 06/20/47	5,769	5,272,549
3.00%, 07/20/47	2,824	2,581,163
3.00%, 08/20/47	1,021	932,869
3.00%, 09/15/47	106	95,596
3.00%, 09/20/47	5,720	5,227,003
3.00%, 11/20/47	11,267	10,297,025
3.00%, 12/15/47	21	18,795
3.00%, 12/20/47	788	720,260
3.00%, 01/20/48	36,158	33,043,481
3.00%, 02/20/48	4,813	4,392,254
3.00%, 03/20/48	5,432	4,963,736
3.00%, 04/20/48	9,671	8,837,650
3.00%, 05/20/48	2,406	2,198,435
3.00%, 07/20/48	82	75,215
3.00%, 08/20/48	2,236	2,043,413
3.00%, 09/20/48	1,369	1,251,192
3.00%, 10/20/48	861	786,680
3.00%, 11/20/48	1,968	1,798,594
3.00%, 12/20/48	1,255	1,146,583
3.00%, 01/20/49	467	426,528
3.00%, 02/20/49	463	423,023
3.00%, 04/20/49	2,012	1,838,458
3.00%, 06/20/49	2,893	2,643,573
3.00%, 07/20/49	20,683	18,858,910
3.00%, 09/20/49	21,578	19,650,823
3.00%, 10/20/49	25,673	23,373,116
3.00%, 11/15/49	358	324,148
3.00%, 11/20/49	4,041	3,677,102
3.00%, 12/20/49	32,582	29,717,828
3.00%, 01/20/50	21,237	19,316,243
3.00%, 02/15/50	2,425	2,192,213
3.00%, 02/20/50	34,708	31,553,166
3.00%, 03/20/50	7,953	7,240,854
3.00%, 04/20/50	1,613	1,466,029
3.00%, 06/20/50	1,897	1,719,141
3.00%, 08/20/50	8,190	7,437,657
3.00%, 10/20/50	2,506	2,275,741
3.00%, 01/20/51	4,011	3,639,391
111
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 04/20/51	$102	$92,390
3.00%, 05/20/51	1,951	1,767,253
3.00%, 06/20/51	13,761	12,464,669
3.00%, 07/20/51	3,055	2,766,292
3.00%, 08/20/51	13,719	12,422,288
3.00%, 09/20/51	32,277	29,220,890
3.00%, 10/20/51	5,438	4,922,102
3.00%, 11/20/51	25,448	23,030,808
3.00%, 12/20/51	26,393	23,881,786
3.00%, 01/20/52	1,745	1,578,912
3.00%, 02/20/52	17,945	16,232,068
3.00%, 03/20/52	17,019	15,224,520
3.00%, 04/20/52	4,917	4,445,184
3.00%, 05/20/52	28,103	25,408,697
3.00%, 06/20/52	4,583	4,143,582
3.00%, 07/20/52	13,358	12,077,273
3.00%, 08/20/52	9,211	8,327,745
3.00%, 09/20/52	18,286	16,532,176
3.00%, 11/20/52	53	47,666
3.00%, 12/20/52	1,852	1,675,181
3.00%, 01/20/53	17,347	15,683,428
3.00%, 02/20/53	16,497	14,964,215
3.00%, 03/20/53	2,644	2,399,067
3.00%, 04/20/53	420	381,500
3.00%, 06/20/53	2,727	2,476,112
3.00%, 11/20/53	16,041	14,550,513
3.00%, 01/20/54	452	410,978
3.00%, 04/20/54	1,068	969,732
3.00%, 09/23/54(c)	45,537	41,229,688
3.50%, 12/15/25	1	1,076
3.50%, 02/15/26	29	29,397
3.50%, 05/15/26	6	5,556
3.50%, 12/20/26	28	27,576
3.50%, 03/20/27	6	5,550
3.50%, 04/20/27	17	16,597
3.50%, 01/20/29	5	5,060
3.50%, 07/15/29	85	83,909
3.50%, 01/15/41	10	9,130
3.50%, 01/20/41	61	58,408
3.50%, 09/15/41	143	135,809
3.50%, 10/15/41	11	10,516
3.50%, 11/15/41	54	51,415
3.50%, 11/20/41	1,446	1,377,487
3.50%, 12/15/41	1,406	1,336,811
3.50%, 12/20/41	1,140	1,086,052
3.50%, 01/15/42	151	143,760
3.50%, 01/20/42	282	268,836
3.50%, 02/15/42	327	309,676
3.50%, 02/20/42	62	58,763
3.50%, 03/15/42	149	141,142
3.50%, 03/20/42	8,286	7,885,099
3.50%, 04/15/42	373	353,232
3.50%, 05/15/42	271	256,169
3.50%, 05/20/42	571	543,406
3.50%, 06/15/42	111	104,919
3.50%, 06/20/42	10,377	9,875,470
3.50%, 07/15/42	310	294,021
3.50%, 08/15/42	39	37,191
3.50%, 08/20/42	1,047	996,094
3.50%, 09/15/42	996	944,799
3.50%, 09/20/42	13,876	13,204,559
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/15/42	$689	$654,327
3.50%, 10/20/42	11,781	11,211,282
3.50%, 11/15/42	348	330,498
3.50%, 11/20/42	12,361	11,763,195
3.50%, 12/20/42	9,246	8,799,157
3.50%, 01/15/43	278	263,913
3.50%, 01/20/43	1,487	1,415,676
3.50%, 02/15/43	65	61,941
3.50%, 03/15/43	541	513,096
3.50%, 03/20/43	30	28,486
3.50%, 04/15/43	98	92,331
3.50%, 04/20/43	5,923	5,620,876
3.50%, 05/15/43	800	759,351
3.50%, 05/20/43	11,714	11,117,265
3.50%, 06/15/43	8,052	7,601,016
3.50%, 07/20/43	204	193,318
3.50%, 08/15/43	200	189,342
3.50%, 08/20/43	595	565,070
3.50%, 09/20/43	5,578	5,293,672
3.50%, 10/15/43	54	51,449
3.50%, 10/20/43	1,092	1,036,445
3.50%, 11/20/43	125	118,414
3.50%, 01/20/44	2	2,275
3.50%, 02/20/44	730	693,549
3.50%, 04/20/44	1,800	1,705,568
3.50%, 05/20/44	374	354,314
3.50%, 06/15/44	4	3,824
3.50%, 06/20/44	2,588	2,451,786
3.50%, 07/15/44	45	42,292
3.50%, 07/20/44	58	55,211
3.50%, 09/15/44	369	347,731
3.50%, 09/20/44	5,932	5,620,460
3.50%, 10/20/44	3,738	3,541,995
3.50%, 11/20/44	859	813,767
3.50%, 12/15/44	75	70,906
3.50%, 12/20/44	1,913	1,812,641
3.50%, 01/15/45	119	113,107
3.50%, 01/20/45	825	781,442
3.50%, 02/20/45	26	24,225
3.50%, 03/15/45	24	22,796
3.50%, 03/20/45	635	599,414
3.50%, 04/15/45	410	385,842
3.50%, 04/20/45	7,302	6,888,040
3.50%, 05/20/45	2,167	2,044,369
3.50%, 06/20/45	6,197	5,846,369
3.50%, 07/20/45	144	136,240
3.50%, 08/20/45	192	181,569
3.50%, 09/20/45	4,039	3,809,807
3.50%, 10/20/45	155	146,075
3.50%, 11/20/45	12,859	12,130,719
3.50%, 12/20/45	5,849	5,517,786
3.50%, 01/20/46	1,805	1,701,853
3.50%, 02/20/46	217	204,802
3.50%, 03/20/46	14,398	13,582,452
3.50%, 04/20/46	10,912	10,275,115
3.50%, 05/20/46	4,430	4,171,647
3.50%, 06/15/46	181	170,289
3.50%, 06/20/46	42,883	40,458,581
3.50%, 07/15/46	1,539	1,445,822
3.50%, 07/20/46	2,150	2,024,557
3.50%, 08/15/46	2,962	2,782,662
Schedule of Investments
112

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/46	$70	$65,532
3.50%, 09/15/46	2,507	2,354,770
3.50%, 09/20/46	5,266	4,966,100
3.50%, 10/15/46	827	777,413
3.50%, 10/20/46	318	299,338
3.50%, 11/20/46	5,410	5,094,019
3.50%, 12/20/46	7,911	7,449,144
3.50%, 01/20/47	25,667	24,168,949
3.50%, 02/20/47	46,879	44,142,635
3.50%, 03/20/47	12,864	12,081,505
3.50%, 04/20/47	9,121	8,566,718
3.50%, 05/20/47	1,587	1,493,894
3.50%, 06/15/47	1,001	940,082
3.50%, 06/20/47	3,525	3,317,983
3.50%, 07/20/47	3,759	3,535,551
3.50%, 08/20/47	17,167	16,122,662
3.50%, 09/15/47	362	339,280
3.50%, 09/20/47	39,651	37,176,020
3.50%, 10/15/47	1,104	1,033,928
3.50%, 10/20/47	19,805	18,599,851
3.50%, 11/15/47	2,304	2,163,977
3.50%, 11/20/47	16,856	15,831,371
3.50%, 12/15/47	3,637	3,416,086
3.50%, 12/20/47	23,261	21,817,466
3.50%, 01/15/48	4,019	3,761,828
3.50%, 01/20/48	18,896	17,746,964
3.50%, 02/15/48	149	139,816
3.50%, 02/20/48	16,150	15,167,852
3.50%, 03/20/48	74	69,246
3.50%, 04/15/48	281	263,515
3.50%, 04/20/48	14,536	13,651,262
3.50%, 05/15/48	48	45,063
3.50%, 05/20/48	10,672	10,023,159
3.50%, 09/15/48	1,139	1,061,224
3.50%, 09/20/48	4,467	4,185,426
3.50%, 10/20/48	14,893	13,985,080
3.50%, 11/20/48	12,004	11,271,573
3.50%, 12/20/48	43	39,951
3.50%, 01/20/49	2,261	2,123,219
3.50%, 02/20/49	1,844	1,731,790
3.50%, 03/20/49	18,796	17,649,811
3.50%, 04/20/49	295	277,077
3.50%, 05/20/49	296	276,652
3.50%, 06/20/49	2,449	2,292,173
3.50%, 07/20/49	1,586	1,484,910
3.50%, 09/20/49	14,438	13,515,028
3.50%, 10/15/49	13	12,350
3.50%, 10/20/49	860	805,040
3.50%, 11/15/49	405	379,298
3.50%, 11/20/49	438	409,550
3.50%, 12/20/49	5,480	5,129,552
3.50%, 01/20/50	30,476	28,528,024
3.50%, 02/20/50	663	621,022
3.50%, 03/20/50	1,004	939,865
3.50%, 04/20/50	1,276	1,194,659
3.50%, 05/20/50	1,330	1,244,950
3.50%, 06/20/50	5,501	5,149,186
3.50%, 07/20/50	349	327,033
3.50%, 08/20/50	3,990	3,735,387
3.50%, 09/20/50	54	50,304
3.50%, 10/20/50	1,015	950,395
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/20/50	$763	$714,650
3.50%, 12/20/50	211	197,734
3.50%, 03/20/51	1,616	1,512,956
3.50%, 05/20/51	4,742	4,430,197
3.50%, 06/20/51	9,136	8,534,219
3.50%, 07/20/51	618	577,698
3.50%, 09/20/51	691	644,185
3.50%, 12/20/51	810	754,493
3.50%, 01/20/52	3,817	3,556,202
3.50%, 02/20/52	4,289	3,994,985
3.50%, 03/20/52	6,020	5,594,523
3.50%, 05/20/52	2,401	2,234,381
3.50%, 06/20/52	4,299	4,000,788
3.50%, 08/20/52	2,402	2,234,857
3.50%, 09/20/52	6,965	6,479,893
3.50%, 10/20/52	1,577	1,466,757
3.50%, 11/20/52	505	470,072
3.50%, 12/20/52	3,720	3,461,170
3.50%, 01/20/53	10,068	9,366,569
3.50%, 02/20/53	19,030	17,785,575
3.50%, 03/20/53	1,776	1,658,864
3.50%, 04/20/53	7,610	7,123,705
3.50%, 06/20/53	30,255	28,296,640
3.50%, 07/20/53	15,711	14,707,844
3.50%, 08/20/53	230	215,223
3.50%, 09/20/53	779	728,910
3.50%, 10/20/53	2,244	2,100,588
3.50%, 11/20/53	134	125,056
3.50%, 01/20/54	6,825	6,388,783
3.50%, 02/20/54	1,048	981,335
3.50%, 04/20/54	733	686,022
3.50%, 09/23/54(c)	23,527	21,910,284
4.00%, 12/15/24	1	688
4.00%, 11/15/25	6	5,818
4.00%, 05/15/26	5	5,002
4.00%, 07/20/26	3	3,090
4.00%, 06/15/39	46	45,037
4.00%, 09/20/39	246	242,201
4.00%, 12/20/39	541	532,294
4.00%, 04/20/40	356	350,213
4.00%, 07/20/40	363	357,246
4.00%, 08/15/40	31	30,072
4.00%, 09/15/40	140	137,676
4.00%, 09/20/40	32	31,743
4.00%, 10/15/40	104	102,599
4.00%, 10/20/40	391	384,892
4.00%, 11/15/40	74	72,342
4.00%, 11/20/40	811	797,946
4.00%, 12/15/40	48	46,890
4.00%, 12/20/40	5,968	5,870,865
4.00%, 01/15/41	148	144,946
4.00%, 01/20/41	872	858,050
4.00%, 02/15/41	1,776	1,744,322
4.00%, 02/20/41	96	94,530
4.00%, 03/15/41	254	249,071
4.00%, 04/15/41	1,150	1,128,496
4.00%, 04/20/41	77	76,058
4.00%, 05/15/41	314	308,248
4.00%, 05/20/41	477	468,784
4.00%, 06/15/41	0 (a)	195
4.00%, 07/15/41	569	557,976
113
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 07/20/41	$213	$209,193
4.00%, 08/15/41	39	37,515
4.00%, 08/20/41	1,366	1,342,105
4.00%, 09/15/41	179	175,483
4.00%, 09/20/41	80	78,076
4.00%, 10/15/41	24	24,400
4.00%, 10/20/41	60	59,123
4.00%, 11/15/41	13	12,593
4.00%, 11/20/41	2,469	2,424,890
4.00%, 12/15/41	419	411,994
4.00%, 12/20/41	565	554,831
4.00%, 01/15/42	282	276,045
4.00%, 01/20/42	865	849,418
4.00%, 02/15/42	1,217	1,194,157
4.00%, 02/20/42	1,734	1,703,120
4.00%, 03/15/42	2,038	1,999,015
4.00%, 03/20/42	186	182,438
4.00%, 04/15/42	1,174	1,150,928
4.00%, 04/20/42	665	651,619
4.00%, 05/15/42	459	450,371
4.00%, 05/20/42	1,141	1,118,416
4.00%, 06/20/42	153	149,876
4.00%, 07/20/42	375	368,029
4.00%, 08/15/42	439	430,033
4.00%, 08/20/42	1,656	1,623,641
4.00%, 09/20/42	30	29,053
4.00%, 10/15/42	206	202,037
4.00%, 10/20/42	31	30,562
4.00%, 11/20/42	436	427,491
4.00%, 12/20/42	3,124	3,063,037
4.00%, 01/20/43	322	315,553
4.00%, 03/20/43	188	184,698
4.00%, 04/20/43	170	166,339
4.00%, 05/15/43	4	4,263
4.00%, 05/20/43	981	960,375
4.00%, 06/20/43	23	22,943
4.00%, 09/15/43	81	78,936
4.00%, 09/20/43	20	19,358
4.00%, 10/20/43	407	398,458
4.00%, 11/20/43	28	27,231
4.00%, 01/20/44	848	829,931
4.00%, 02/20/44	399	390,123
4.00%, 03/15/44	85	83,607
4.00%, 03/20/44	194	189,115
4.00%, 04/15/44	15	14,330
4.00%, 04/20/44	932	907,070
4.00%, 05/15/44	69	66,574
4.00%, 06/20/44	372	362,049
4.00%, 07/15/44	27	26,292
4.00%, 07/20/44	1,692	1,646,174
4.00%, 08/15/44	13	12,763
4.00%, 08/20/44	2,602	2,531,668
4.00%, 09/15/44	202	195,861
4.00%, 09/20/44	263	256,234
4.00%, 10/20/44	3,598	3,500,337
4.00%, 01/15/45	13	12,610
4.00%, 01/20/45	3,826	3,722,238
4.00%, 02/15/45	2	1,839
4.00%, 02/20/45	250	243,429
4.00%, 03/15/45	24	23,107
4.00%, 03/20/45	965	939,081
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/15/45	$34	$33,182
4.00%, 04/20/45	508	494,338
4.00%, 05/15/45	33	31,635
4.00%, 05/20/45	11	10,563
4.00%, 06/15/45	144	138,987
4.00%, 06/20/45	1,654	1,607,524
4.00%, 07/15/45	44	42,150
4.00%, 07/20/45	865	840,608
4.00%, 08/15/45	23	22,166
4.00%, 08/20/45	641	622,524
4.00%, 09/15/45	227	220,520
4.00%, 09/20/45	5,726	5,563,988
4.00%, 10/20/45	539	523,950
4.00%, 11/15/45	31	29,839
4.00%, 11/20/45	3,838	3,729,093
4.00%, 12/20/45	219	213,169
4.00%, 01/20/46	989	961,458
4.00%, 03/20/46	7,559	7,345,135
4.00%, 04/15/46	361	349,523
4.00%, 04/20/46	3,733	3,627,271
4.00%, 05/15/46	5	4,464
4.00%, 05/20/46	2,461	2,391,212
4.00%, 06/20/46	636	615,935
4.00%, 07/20/46	889	860,063
4.00%, 08/15/46	50	48,015
4.00%, 08/20/46	81	78,400
4.00%, 09/20/46	3,661	3,543,673
4.00%, 10/15/46	71	68,617
4.00%, 11/15/46	136	131,392
4.00%, 11/20/46	3,457	3,345,962
4.00%, 12/15/46	1,090	1,055,331
4.00%, 12/20/46	1,625	1,572,544
4.00%, 01/20/47	5,263	5,094,294
4.00%, 02/20/47	622	602,015
4.00%, 03/20/47	1,427	1,380,729
4.00%, 04/20/47	12,479	12,063,135
4.00%, 05/20/47	2,754	2,662,074
4.00%, 06/20/47	20,985	20,285,897
4.00%, 07/20/47	28,149	27,211,643
4.00%, 08/20/47	6,907	6,678,691
4.00%, 09/20/47	5,808	5,614,732
4.00%, 10/15/47	23	21,839
4.00%, 10/20/47	905	875,262
4.00%, 11/20/47	29,779	28,800,120
4.00%, 12/20/47	8,664	8,375,463
4.00%, 01/15/48	1,376	1,327,388
4.00%, 01/20/48	5,903	5,707,012
4.00%, 02/20/48	21,838	21,111,077
4.00%, 03/20/48	19,541	18,888,513
4.00%, 04/20/48	11,375	10,979,341
4.00%, 05/15/48	97	92,972
4.00%, 05/20/48	2,064	1,990,216
4.00%, 06/20/48	12,086	11,664,881
4.00%, 07/20/48	4,267	4,118,259
4.00%, 08/20/48	12,072	11,655,314
4.00%, 09/20/48	21,971	21,230,349
4.00%, 10/20/48	3,752	3,621,577
4.00%, 11/20/48	13,287	12,825,809
4.00%, 12/20/48	3,422	3,303,686
4.00%, 02/20/49	9,796	9,454,844
4.00%, 03/20/49	7,404	7,146,259
Schedule of Investments
114

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 04/20/49	$268	$258,901
4.00%, 05/20/49	3,190	3,078,074
4.00%, 06/20/49	4,449	4,292,630
4.00%, 07/20/49	3,778	3,644,911
4.00%, 09/15/49	68	65,882
4.00%, 09/20/49	212	204,746
4.00%, 10/20/49	398	384,253
4.00%, 11/20/49	29	28,299
4.00%, 01/20/50	21,479	20,735,723
4.00%, 02/20/50	10,716	10,345,159
4.00%, 03/20/50	314	302,929
4.00%, 04/20/50	8	7,573
4.00%, 05/20/50	1,844	1,780,166
4.00%, 06/20/50	1,890	1,824,768
4.00%, 07/20/50	4,124	3,981,367
4.00%, 08/20/50	2,482	2,396,190
4.00%, 10/20/50	2,366	2,284,140
4.00%, 11/20/50	450	434,418
4.00%, 12/20/50	1,248	1,204,863
4.00%, 01/20/51	51	48,793
4.00%, 04/20/52	402	384,061
4.00%, 06/20/52	4,182	3,998,655
4.00%, 07/20/52	11,121	10,633,250
4.00%, 08/20/52	11,021	10,537,717
4.00%, 09/20/52	57,271	54,759,697
4.00%, 10/20/52	23,077	22,065,495
4.00%, 11/20/52	9,443	9,029,362
4.00%, 12/20/52	9,396	8,984,379
4.00%, 02/20/53	703	672,020
4.00%, 03/20/53	3,726	3,567,040
4.00%, 05/20/53	964	922,150
4.00%, 07/20/53	3,815	3,651,012
4.00%, 08/20/53	1,619	1,548,344
4.00%, 10/20/53	287	274,712
4.00%, 11/20/53	19,155	18,315,183
4.00%, 12/20/53	478	456,589
4.00%, 01/20/54	2,695	2,577,289
4.00%, 02/20/54	2,119	2,024,327
4.00%, 05/20/54	2,697	2,575,438
4.00%, 09/23/54(c)	50	47,795
4.50%, 04/20/26	3	2,521
4.50%, 07/15/33	1	863
4.50%, 08/15/33	7	7,231
4.50%, 11/20/33	2	1,732
4.50%, 06/15/34	1	1,446
4.50%, 01/15/35	0 (a)	388
4.50%, 06/20/35	11	11,570
4.50%, 08/15/35	4	4,240
4.50%, 03/15/39	69	68,482
4.50%, 03/20/39	27	27,158
4.50%, 04/15/39	215	216,207
4.50%, 05/15/39	71	71,150
4.50%, 06/15/39	64	64,046
4.50%, 07/15/39	255	255,881
4.50%, 08/15/39	1,028	1,030,752
4.50%, 09/15/39	31	30,575
4.50%, 10/15/39	6	5,626
4.50%, 11/15/39	25	25,637
4.50%, 11/20/39	376	377,914
4.50%, 12/15/39	53	53,697
4.50%, 12/20/39	36	36,186
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 01/15/40	$121	$122,175
4.50%, 01/20/40	613	615,459
4.50%, 02/15/40	101	101,456
4.50%, 03/15/40	68	67,439
4.50%, 04/15/40	30	30,395
4.50%, 04/20/40	882	886,250
4.50%, 05/15/40	23	22,245
4.50%, 05/20/40	325	326,615
4.50%, 06/15/40	2,093	2,102,036
4.50%, 06/20/40	6,222	6,251,618
4.50%, 07/15/40	756	758,711
4.50%, 07/20/40	2,244	2,254,467
4.50%, 08/15/40	2,530	2,538,898
4.50%, 08/20/40	642	645,161
4.50%, 09/15/40	136	136,981
4.50%, 10/15/40	62	62,571
4.50%, 10/20/40	3,354	3,369,627
4.50%, 12/15/40	11	11,401
4.50%, 01/15/41	3	3,364
4.50%, 01/20/41	4,849	4,871,447
4.50%, 02/15/41	5	4,818
4.50%, 02/20/41	4,369	4,393,250
4.50%, 03/15/41	70	70,459
4.50%, 03/20/41	1,273	1,280,017
4.50%, 04/15/41	16	15,979
4.50%, 04/20/41	8,710	8,758,527
4.50%, 05/15/41	36	36,923
4.50%, 05/20/41	3,542	3,561,938
4.50%, 06/15/41	41	40,210
4.50%, 06/20/41	6,878	6,916,470
4.50%, 07/15/41	28	27,673
4.50%, 07/20/41	4,827	4,853,925
4.50%, 08/15/41	44	44,427
4.50%, 08/20/41	82	82,536
4.50%, 09/15/41	15	14,833
4.50%, 09/20/41	1,143	1,149,865
4.50%, 11/20/41	1,126	1,132,185
4.50%, 12/20/41	479	481,505
4.50%, 01/20/42	4,085	4,108,409
4.50%, 02/20/42	46	45,943
4.50%, 03/20/42	11	10,964
4.50%, 04/20/42	20	19,863
4.50%, 05/20/42	14	13,669
4.50%, 08/20/43	8	7,974
4.50%, 09/20/43	230	230,632
4.50%, 11/20/43	474	474,342
4.50%, 02/20/44	122	121,831
4.50%, 03/20/44	2,414	2,415,977
4.50%, 04/20/44	2	2,348
4.50%, 05/20/44	226	225,980
4.50%, 06/20/44	11	10,706
4.50%, 08/20/44	16	16,089
4.50%, 09/20/44	3,382	3,381,770
4.50%, 10/20/44	192	191,822
4.50%, 11/20/44	159	159,052
4.50%, 02/20/45	36	36,435
4.50%, 03/20/45	2	2,386
4.50%, 06/20/45	117	117,399
4.50%, 09/15/45	15	15,200
4.50%, 09/20/45	7	6,640
4.50%, 10/15/45	43	42,543
115
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/20/45	$55	$55,402
4.50%, 11/20/45	5,310	5,309,904
4.50%, 12/20/45	132	132,272
4.50%, 01/20/46	44	43,906
4.50%, 02/15/46	144	143,158
4.50%, 02/20/46	579	578,656
4.50%, 03/20/46	8,715	8,723,951
4.50%, 05/20/46	107	107,249
4.50%, 07/20/46	204	203,476
4.50%, 08/15/46	16	15,464
4.50%, 08/20/46	305	305,619
4.50%, 09/15/46	60	59,132
4.50%, 09/20/46	1,516	1,521,825
4.50%, 10/15/46	13	13,041
4.50%, 10/20/46	1,537	1,538,192
4.50%, 11/20/46	695	695,199
4.50%, 12/20/46	125	125,151
4.50%, 01/20/47	478	477,711
4.50%, 02/20/47	247	246,542
4.50%, 04/20/47	351	348,257
4.50%, 05/20/47	752	746,307
4.50%, 06/15/47	59	58,447
4.50%, 06/20/47	813	807,508
4.50%, 07/20/47	7,436	7,383,310
4.50%, 08/15/47	21	20,617
4.50%, 08/20/47	543	539,105
4.50%, 09/20/47	130	129,235
4.50%, 10/20/47	1,487	1,475,208
4.50%, 11/20/47	147	145,458
4.50%, 12/20/47	242	239,470
4.50%, 01/20/48	1,919	1,902,152
4.50%, 02/20/48	3,026	2,997,783
4.50%, 03/20/48	3,625	3,590,952
4.50%, 04/20/48	12,682	12,564,381
4.50%, 05/20/48	469	465,040
4.50%, 06/20/48	9,516	9,427,580
4.50%, 07/20/48	17,162	17,002,994
4.50%, 08/20/48	13,097	12,975,122
4.50%, 09/20/48	5,722	5,668,509
4.50%, 10/20/48	1,553	1,538,825
4.50%, 11/20/48	8,094	8,018,590
4.50%, 12/20/48	6,157	6,098,656
4.50%, 01/20/49	17,102	16,943,563
4.50%, 02/20/49	1,383	1,369,896
4.50%, 03/20/49	5,942	5,887,167
4.50%, 04/20/49	2,877	2,850,744
4.50%, 05/20/49	10,341	10,239,085
4.50%, 08/20/49	3,385	3,353,429
4.50%, 09/20/49	251	248,655
4.50%, 10/20/49	488	483,632
4.50%, 11/20/49	788	781,009
4.50%, 12/20/49	155	153,722
4.50%, 02/20/50	7,911	7,837,233
4.50%, 03/20/50	3,209	3,179,137
4.50%, 04/20/50	2,775	2,750,738
4.50%, 05/20/50	2,252	2,232,326
4.50%, 07/20/50	352	348,736
4.50%, 12/20/50	142	140,381
4.50%, 03/20/51	1,854	1,837,923
4.50%, 05/20/51	48	47,589
4.50%, 06/20/51	2,383	2,361,878
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 12/20/51	$4,074	$4,037,757
4.50%, 02/20/52	19	18,466
4.50%, 05/20/52	4,458	4,369,291
4.50%, 07/20/52	18,025	17,665,058
4.50%, 08/20/52	41,408	40,581,485
4.50%, 09/20/52	4,061	3,979,675
4.50%, 10/20/52	4,470	4,383,306
4.50%, 11/20/52	5,396	5,288,024
4.50%, 03/20/53	46,158	45,236,537
4.50%, 04/20/53	43,154	42,249,731
4.50%, 05/20/53	24,012	23,509,000
4.50%, 06/20/53	9,893	9,685,863
4.50%, 02/20/54	2,807	2,748,244
4.50%, 04/20/54	5,630	5,508,310
4.50%, 05/20/54	4,972	4,864,872
4.50%, 06/20/54	4,095	4,006,794
4.50%, 09/23/54(c)	8,032	7,867,909
5.00%, 11/15/24	6	5,523
5.00%, 03/15/33	2	2,364
5.00%, 05/20/33	118	121,117
5.00%, 06/15/33	4	3,957
5.00%, 07/15/33	13	12,157
5.00%, 07/20/33	1	810
5.00%, 08/15/33	47	48,232
5.00%, 09/15/33	29	28,513
5.00%, 10/15/33	19	19,149
5.00%, 10/15/33	0 (a)	480
5.00%, 01/15/34	1	600
5.00%, 01/20/34	1	1,007
5.00%, 02/15/34	20	20,362
5.00%, 04/15/34	2	1,822
5.00%, 05/15/34	2	1,783
5.00%, 05/20/34	1	579
5.00%, 06/15/34	17	18,008
5.00%, 07/15/34	12	12,253
5.00%, 12/15/34	2	1,542
5.00%, 01/15/35	5	5,200
5.00%, 03/15/35	0 (a)	420
5.00%, 05/15/35	1	1,126
5.00%, 07/20/35	520	533,635
5.00%, 08/15/35	15	15,849
5.00%, 09/15/35	6	5,959
5.00%, 10/15/35	39	40,522
5.00%, 11/15/35	8	8,137
5.00%, 12/15/35	8	8,063
5.00%, 04/20/36	18	18,440
5.00%, 09/15/36	13	13,516
5.00%, 12/15/36	2,003	2,048,989
5.00%, 04/20/37	1	614
5.00%, 12/15/37	2	1,968
5.00%, 01/15/38	0 (a)	135
5.00%, 02/15/38	0 (a)	240
5.00%, 03/15/38	1	510
5.00%, 03/20/38	4	3,727
5.00%, 04/15/38	10	9,847
5.00%, 04/15/38	0 (a)	489
5.00%, 04/20/38	95	97,234
5.00%, 05/15/38	57	58,338
5.00%, 05/20/38	1	1,211
5.00%, 06/15/38	27	26,787
5.00%, 06/20/38	10	10,235
Schedule of Investments
116

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/15/38	$2	$1,795
5.00%, 07/15/38	0 (a)	270
5.00%, 08/15/38	24	24,640
5.00%, 08/20/38	8	8,127
5.00%, 10/15/38	11	11,438
5.00%, 10/20/38	10	10,703
5.00%, 12/15/38	6	5,378
5.00%, 01/15/39	851	873,256
5.00%, 02/15/39	230	236,279
5.00%, 03/15/39	52	54,625
5.00%, 03/15/39	0 (a)	399
5.00%, 04/15/39	32	32,615
5.00%, 05/15/39	11	11,541
5.00%, 05/20/39	4	4,581
5.00%, 06/15/39	63	63,836
5.00%, 06/20/39	20	20,436
5.00%, 07/15/39	1,985	2,038,432
5.00%, 07/20/39	612	627,593
5.00%, 08/15/39	74	74,032
5.00%, 09/15/39	228	235,743
5.00%, 10/15/39	29	29,552
5.00%, 10/20/39	704	722,052
5.00%, 11/15/39	37	37,848
5.00%, 11/20/39	110	113,048
5.00%, 12/15/39	12	12,224
5.00%, 02/15/40	235	240,622
5.00%, 03/15/40	25	25,378
5.00%, 03/20/40	3	2,713
5.00%, 04/15/40	9	9,507
5.00%, 05/15/40	459	469,535
5.00%, 05/20/40	8	8,489
5.00%, 06/15/40	86	87,503
5.00%, 06/20/40	23	23,084
5.00%, 07/15/40	27	27,995
5.00%, 07/20/40	2,222	2,276,397
5.00%, 08/15/40	8	8,592
5.00%, 08/20/40	698	714,733
5.00%, 12/15/40	54	55,194
5.00%, 01/20/41	46	46,886
5.00%, 02/20/41	19	19,543
5.00%, 04/15/41	9	8,922
5.00%, 04/20/41	1	938
5.00%, 05/20/41	28	28,977
5.00%, 06/20/41	6	5,725
5.00%, 07/20/41	7	7,271
5.00%, 09/20/41	10	10,096
5.00%, 10/20/41	6	5,971
5.00%, 11/20/41	2,075	2,126,069
5.00%, 12/20/41	14	14,285
5.00%, 02/20/42	61	62,754
5.00%, 03/20/42	12	11,800
5.00%, 07/20/42	385	395,036
5.00%, 08/20/42	19	18,996
5.00%, 10/20/42	1	1,213
5.00%, 01/20/43	104	106,316
5.00%, 04/20/43	26	27,098
5.00%, 05/20/43	17	17,527
5.00%, 11/20/43	59	60,730
5.00%, 01/20/44	80	82,034
5.00%, 03/15/44	1,548	1,586,871
5.00%, 05/20/44	178	182,887
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 06/20/44	$25	$25,597
5.00%, 07/20/44	136	138,851
5.00%, 08/20/44	66	67,188
5.00%, 12/20/44	405	414,788
5.00%, 04/20/45	95	97,031
5.00%, 06/20/45	430	441,094
5.00%, 07/20/45	2	2,313
5.00%, 08/20/45	12	11,792
5.00%, 09/20/45	9	8,835
5.00%, 10/20/45	198	202,690
5.00%, 11/20/45	4	4,217
5.00%, 02/20/46	484	495,550
5.00%, 03/20/46	7	6,745
5.00%, 04/20/46	80	82,138
5.00%, 05/20/46	58	59,407
5.00%, 07/20/46	157	160,557
5.00%, 08/20/46	1,074	1,100,819
5.00%, 10/20/46	1,824	1,869,498
5.00%, 11/20/46	876	898,097
5.00%, 01/20/47	2,271	2,328,111
5.00%, 02/20/47	1,573	1,612,276
5.00%, 03/20/47	57	58,727
5.00%, 04/20/47	439	449,226
5.00%, 05/20/47	674	685,383
5.00%, 06/20/47	135	137,600
5.00%, 07/15/47	285	288,158
5.00%, 07/20/47	29	29,861
5.00%, 08/15/47	143	144,620
5.00%, 08/20/47	71	72,593
5.00%, 09/20/47	272	276,954
5.00%, 10/20/47	1,513	1,539,913
5.00%, 11/20/47	339	345,366
5.00%, 12/20/47	398	405,582
5.00%, 01/20/48	300	304,868
5.00%, 02/20/48	2,408	2,449,501
5.00%, 03/20/48	4,698	4,782,580
5.00%, 04/20/48	2,302	2,341,497
5.00%, 05/20/48	1,612	1,630,737
5.00%, 06/20/48	341	344,476
5.00%, 08/20/48	3,388	3,425,450
5.00%, 09/20/48	1,033	1,043,573
5.00%, 10/20/48	4,337	4,384,341
5.00%, 11/20/48	5,363	5,420,453
5.00%, 12/20/48	1,866	1,885,331
5.00%, 01/20/49	11,315	11,438,218
5.00%, 02/20/49	737	745,415
5.00%, 03/20/49	8,432	8,523,265
5.00%, 04/20/49	4,500	4,549,094
5.00%, 05/20/49	4	3,908
5.00%, 06/20/49	1,377	1,392,497
5.00%, 07/20/49	1,034	1,046,060
5.00%, 08/20/49	577	583,398
5.00%, 09/20/49	4,038	4,083,870
5.00%, 10/20/49	2,112	2,147,831
5.00%, 11/20/49	4,679	4,731,587
5.00%, 12/20/49	615	622,412
5.00%, 02/20/50	494	502,250
5.00%, 04/20/50	919	934,364
5.00%, 05/20/50	1,628	1,657,773
5.00%, 06/20/50	195	197,025
5.00%, 07/20/51	50	50,540
117
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/20/51	$960	$970,141
5.00%, 09/20/51	37	37,242
5.00%, 10/20/51	7,457	7,468,308
5.00%, 11/20/51	4,638	4,645,101
5.00%, 01/20/52	160	160,037
5.00%, 07/20/52	3,721	3,717,857
5.00%, 09/20/52	21,160	21,141,366
5.00%, 10/20/52	570	569,554
5.00%, 12/20/52	15,137	15,124,054
5.00%, 01/20/53	4,233	4,229,778
5.00%, 02/20/53	7,955	7,947,842
5.00%, 03/20/53	1,184	1,181,776
5.00%, 04/20/53	29,498	29,447,939
5.00%, 05/20/53	70,168	70,021,437
5.00%, 06/20/53	7,808	7,792,175
5.00%, 07/20/53	74,284	74,128,819
5.00%, 08/20/53	4,802	4,792,472
5.00%, 09/20/53	43,360	43,269,371
5.00%, 10/20/53	1,396	1,393,271
5.00%, 11/20/53	5,175	5,163,887
5.00%, 12/20/53	227	226,283
5.00%, 01/20/54	585	584,107
5.00%, 02/20/54	3,146	3,139,355
5.00%, 03/20/54	480	478,681
5.00%, 04/20/54	305	304,667
5.00%, 05/20/54	5,779	5,766,680
5.00%, 09/15/54(c)	89,987	89,823,547
5.00%, 10/15/54(c)	41,250	41,149,292
5.50%, 12/15/31	10	10,421
5.50%, 12/15/31	0 (a)	432
5.50%, 05/20/32	0 (a)	206
5.50%, 10/15/32	1	1,171
5.50%, 11/15/32	2	1,647
5.50%, 01/15/33	5	5,273
5.50%, 02/15/33	5	5,993
5.50%, 02/15/33	0 (a)	438
5.50%, 03/15/33	8	8,430
5.50%, 03/15/33	0 (a)	257
5.50%, 04/15/33	21	21,997
5.50%, 05/15/33	14	14,432
5.50%, 05/15/33	0 (a)	416
5.50%, 06/15/33	1	1,399
5.50%, 07/15/33	4	4,296
5.50%, 08/15/33	22	22,657
5.50%, 08/15/33	0 (a)	424
5.50%, 09/15/33	7	7,329
5.50%, 10/15/33	4	4,531
5.50%, 11/15/33	34	34,417
5.50%, 12/15/33	5	6,036
5.50%, 12/15/33	0 (a)	57
5.50%, 01/15/34	21	20,918
5.50%, 02/15/34	0 (a)	183
5.50%, 03/15/34	12	11,881
5.50%, 04/15/34	12	12,577
5.50%, 05/15/34	24	24,772
5.50%, 05/15/34	0 (a)	411
5.50%, 06/15/34	14	13,849
5.50%, 07/15/34	7	6,904
5.50%, 10/15/34	4	3,383
5.50%, 11/15/34	7	6,828
5.50%, 11/20/34	630	653,320
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 12/15/34	$4	$4,034
5.50%, 02/15/35	14	14,129
5.50%, 03/15/35	11	10,719
5.50%, 04/15/35	10	10,830
5.50%, 05/15/35	7	6,819
5.50%, 06/15/35	16	16,552
5.50%, 07/15/35	12	13,198
5.50%, 08/15/35	4	3,934
5.50%, 09/15/35	11	12,289
5.50%, 10/15/35	7	7,098
5.50%, 11/15/35	3	2,773
5.50%, 12/15/35	9	10,073
5.50%, 01/15/36	4	3,794
5.50%, 02/15/36	1	1,317
5.50%, 03/15/36	491	510,263
5.50%, 03/20/36	141	145,717
5.50%, 04/15/36	3	2,740
5.50%, 06/20/36	268	277,482
5.50%, 07/15/36	1	729
5.50%, 07/20/36	187	193,785
5.50%, 11/20/36	0 (a)	360
5.50%, 12/15/36	4	4,270
5.50%, 01/15/37	0 (a)	199
5.50%, 03/15/37	34	34,847
5.50%, 04/15/37	11	11,584
5.50%, 05/15/37	1	1,131
5.50%, 07/15/37	2	1,699
5.50%, 01/15/38	1	930
5.50%, 01/20/38	1	641
5.50%, 02/15/38	9	9,006
5.50%, 03/15/38	2	2,453
5.50%, 05/15/38	9	9,539
5.50%, 05/15/38	0 (a)	561
5.50%, 06/15/38	62	65,323
5.50%, 06/15/38	0 (a)	285
5.50%, 06/20/38	720	749,906
5.50%, 07/15/38	19	20,093
5.50%, 07/15/38	0 (a)	482
5.50%, 07/20/38	8	8,514
5.50%, 08/15/38	33	34,696
5.50%, 09/15/38	9	9,479
5.50%, 09/20/38	5	5,678
5.50%, 10/15/38	426	447,984
5.50%, 10/20/38	23	24,529
5.50%, 11/15/38	14	14,161
5.50%, 11/20/38	0 (a)	471
5.50%, 12/15/38	8	8,457
5.50%, 12/20/38	19	20,258
5.50%, 01/15/39	17	18,790
5.50%, 01/15/39	0 (a)	338
5.50%, 01/20/39	9	8,980
5.50%, 02/15/39	3	3,482
5.50%, 02/20/39	35	36,588
5.50%, 03/20/39	533	554,211
5.50%, 04/15/39	7	6,986
5.50%, 05/15/39	1	1,318
5.50%, 11/15/39	3	2,958
5.50%, 12/15/39	126	132,570
5.50%, 01/15/40	1,166	1,212,710
5.50%, 01/20/40	252	262,478
5.50%, 03/15/40	16	16,444
Schedule of Investments
118

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 04/15/40	$28	$28,585
5.50%, 07/20/40	1,172	1,220,523
5.50%, 11/15/40	12	12,596
5.50%, 12/20/40	6	6,078
5.50%, 04/20/41	20	20,757
5.50%, 10/20/41	16	16,727
5.50%, 11/20/41	15	15,213
5.50%, 01/20/42	4	4,268
5.50%, 02/20/42	225	233,110
5.50%, 07/20/42	4	4,370
5.50%, 11/20/42	29	29,706
5.50%, 06/20/43	76	79,098
5.50%, 07/20/43	15	15,990
5.50%, 04/20/44	27	27,653
5.50%, 08/20/44	29	29,918
5.50%, 01/20/47	17	17,102
5.50%, 02/20/47	20	21,113
5.50%, 10/20/47	242	251,912
5.50%, 03/20/48	127	131,176
5.50%, 04/20/48	59	60,852
5.50%, 05/20/48	218	223,095
5.50%, 06/20/48	171	174,759
5.50%, 11/20/48	2,244	2,291,711
5.50%, 12/20/48	299	305,341
5.50%, 01/20/49	2,060	2,102,004
5.50%, 02/20/49	90	92,208
5.50%, 03/20/49	24	24,972
5.50%, 05/20/49	2,927	2,990,104
5.50%, 03/20/52	1,903	1,922,239
5.50%, 11/20/52	2,831	2,851,184
5.50%, 12/20/52	66,338	66,806,703
5.50%, 01/20/53	32,227	32,449,420
5.50%, 04/20/53	5,424	5,466,468
5.50%, 05/20/53	314	316,125
5.50%, 06/20/53	233	234,407
5.50%, 07/20/53	20,527	20,842,074
5.50%, 09/20/53	40,820	41,098,672
5.50%, 10/20/53	48,189	48,518,586
5.50%, 11/20/53	10,910	10,984,471
5.50%, 12/20/53	2,628	2,645,765
5.50%, 02/20/54	3,807	3,833,344
5.50%, 03/20/54	985	991,598
5.50%, 05/20/54	19,878	20,004,734
5.50%, 08/20/54	29,954	30,144,495
5.50%, 09/15/54(c)	40,008	40,270,346
6.00%, 04/15/26	0 (a)	68
6.00%, 04/15/26	1	497
6.00%, 05/15/26	1	726
6.00%, 04/15/28	0 (a)	166
6.00%, 05/15/28	1	604
6.00%, 07/20/28	0 (a)	74
6.00%, 09/20/28	0 (a)	132
6.00%, 12/15/28	0 (a)	191
6.00%, 01/15/29	4	4,562
6.00%, 01/15/29	0 (a)	91
6.00%, 02/15/29	0 (a)	137
6.00%, 02/15/29	17	17,844
6.00%, 03/15/29	0 (a)	230
6.00%, 04/15/29	1	1,145
6.00%, 04/15/29	0 (a)	168
6.00%, 05/15/29	2	1,855
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 05/20/29	$0 (a)	$365
6.00%, 06/15/29	1	811
6.00%, 07/15/29	0 (a)	88
6.00%, 08/20/29	0 (a)	87
6.00%, 06/15/31	0 (a)	232
6.00%, 10/15/31	1	1,463
6.00%, 11/15/31	0 (a)	253
6.00%, 12/15/31	2	1,978
6.00%, 01/15/32	0 (a)	254
6.00%, 02/15/32	0 (a)	170
6.00%, 02/15/32	3	2,380
6.00%, 03/15/32	1	1,270
6.00%, 03/15/32	0 (a)	307
6.00%, 04/15/32	3	3,448
6.00%, 05/15/32	0 (a)	673
6.00%, 05/15/32	1	587
6.00%, 06/15/32	1	978
6.00%, 07/15/32	1	1,029
6.00%, 08/15/32	2	2,182
6.00%, 08/15/32	0 (a)	242
6.00%, 09/15/32	1	1,186
6.00%, 10/15/32	0 (a)	70
6.00%, 10/15/32	8	8,059
6.00%, 12/15/32	0 (a)	312
6.00%, 12/15/32	23	21,914
6.00%, 01/15/33	0 (a)	715
6.00%, 02/15/33	8	8,418
6.00%, 06/15/33	13	12,986
6.00%, 08/15/33	1	1,344
6.00%, 09/15/33	29	29,746
6.00%, 11/15/33	4	3,675
6.00%, 12/15/33	37	38,951
6.00%, 07/15/34	5	5,736
6.00%, 08/15/34	3	2,724
6.00%, 09/15/34	2	2,066
6.00%, 10/15/34	8	8,706
6.00%, 09/15/35	1	1,437
6.00%, 11/15/35	1	1,382
6.00%, 12/15/35	7	7,057
6.00%, 01/15/36	1	642
6.00%, 01/20/36	2	2,211
6.00%, 04/15/36	4	3,709
6.00%, 06/15/36	7	7,175
6.00%, 07/15/36	3	2,852
6.00%, 08/15/36	10	10,765
6.00%, 10/15/36	2	1,877
6.00%, 11/15/36	11	11,647
6.00%, 01/15/37	15	15,125
6.00%, 01/20/37	1	972
6.00%, 02/15/37	1	1,445
6.00%, 03/15/37	1,051	1,118,668
6.00%, 04/15/37	22	23,132
6.00%, 05/15/37	0 (a)	234
6.00%, 05/15/37	16	17,413
6.00%, 06/15/37	3	2,459
6.00%, 08/15/37	1	1,198
6.00%, 10/20/37	16	17,262
6.00%, 11/15/37	0 (a)	212
6.00%, 11/20/37	16	16,810
6.00%, 12/15/37	4	4,588
6.00%, 01/15/38	13	13,820
119
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 02/15/38	$0 (a)	$407
6.00%, 02/15/38	8	8,622
6.00%, 03/15/38	1	990
6.00%, 05/15/38	17	17,182
6.00%, 06/15/38	2	2,208
6.00%, 06/20/38	10	11,124
6.00%, 08/15/38	5	6,318
6.00%, 08/15/38	0 (a)	434
6.00%, 09/20/38	1,117	1,187,564
6.00%, 10/15/38	0 (a)	395
6.00%, 10/15/38	1	650
6.00%, 11/15/38	3	3,091
6.00%, 11/15/38	0 (a)	101
6.00%, 12/15/38	406	436,745
6.00%, 01/15/39	57	60,219
6.00%, 06/15/39	4	3,761
6.00%, 09/15/39	22	23,429
6.00%, 09/20/39	78	82,870
6.00%, 11/15/39	184	197,364
6.00%, 12/15/39	3	3,249
6.00%, 04/20/40	118	125,397
6.00%, 12/15/40	5	5,797
6.00%, 12/20/40	3	3,560
6.00%, 06/20/41	200	212,861
6.00%, 11/20/41	2	1,685
6.00%, 01/20/42	12	12,241
6.00%, 04/20/42	2	2,431
6.00%, 02/20/43	307	326,345
6.00%, 07/20/45	101	107,355
6.00%, 01/20/46	290	308,438
6.00%, 05/20/47	2,021	2,149,080
6.00%, 02/20/53	8,695	8,820,474
6.00%, 06/20/53	479	486,668
6.00%, 09/20/53	18,011	18,290,637
6.00%, 10/20/53	26,762	27,178,421
6.00%, 11/20/53	2,091	2,123,667
6.00%, 01/20/54	13,723	13,936,438
6.00%, 06/20/54	57,589	58,437,734
6.00%, 07/20/54	27,484	27,889,392
6.00%, 08/20/54	64,945	65,902,057
6.00%, 09/15/54(c)	32,025	32,504,442
6.50%, 03/15/26	0 (a)	88
6.50%, 03/15/28	0 (a)	504
6.50%, 04/15/28	0 (a)	82
6.50%, 06/15/28	0 (a)	8
6.50%, 08/15/28	0 (a)	16
6.50%, 09/15/28	0 (a)	875
6.50%, 10/15/28	3	2,859
6.50%, 10/15/28	0 (a)	638
6.50%, 10/20/28	0 (a)	209
6.50%, 11/15/28	0 (a)	401
6.50%, 12/15/28	0 (a)	328
6.50%, 12/15/28	2	2,192
6.50%, 01/15/29	3	3,076
6.50%, 01/15/29	0 (a)	97
6.50%, 02/15/29	0 (a)	90
6.50%, 03/15/29	2	1,253
6.50%, 03/15/29	0 (a)	113
6.50%, 04/15/29	0 (a)	186
6.50%, 05/15/29	0 (a)	47
6.50%, 05/20/29	0 (a)	178
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 06/15/29	$0 (a)	$106
6.50%, 07/15/29	8	7,644
6.50%, 07/15/29	0 (a)	515
6.50%, 08/15/29	4	3,623
6.50%, 08/15/29	0 (a)	36
6.50%, 09/15/29	0 (a)	415
6.50%, 12/15/29	0 (a)	59
6.50%, 05/15/31	2	1,445
6.50%, 06/15/31	0 (a)	151
6.50%, 07/15/31	0 (a)	137
6.50%, 09/15/31	0 (a)	573
6.50%, 09/15/31	3	2,877
6.50%, 11/15/31	0 (a)	13
6.50%, 11/15/31	9	9,529
6.50%, 12/15/31	4	3,998
6.50%, 01/15/32	0 (a)	740
6.50%, 01/15/32	1	780
6.50%, 02/20/32	0 (a)	116
6.50%, 03/15/32	3	3,413
6.50%, 04/15/32	4	4,154
6.50%, 05/20/32	6	5,759
6.50%, 06/15/32	0 (a)	182
6.50%, 06/15/32	1	980
6.50%, 07/15/32	2	1,926
6.50%, 08/15/32	4	3,970
6.50%, 10/15/32	0 (a)	122
6.50%, 10/15/32	1	1,072
6.50%, 12/15/32	1	728
6.50%, 01/15/33	3	2,926
6.50%, 01/15/33	0 (a)	494
6.50%, 03/15/33	2	2,088
6.50%, 04/15/33	1	989
6.50%, 05/15/33	2	1,763
6.50%, 07/15/34	1	652
6.50%, 08/15/34	1	1,065
6.50%, 08/20/34	1	594
6.50%, 11/15/34	1	1,550
6.50%, 12/15/35	2	1,704
6.50%, 04/15/36	13	13,281
6.50%, 10/15/36	14	15,006
6.50%, 05/15/37	7	6,921
6.50%, 07/15/37	2	1,614
6.50%, 08/15/37	0 (a)	279
6.50%, 11/15/37	4	4,047
6.50%, 12/15/37	1	981
6.50%, 01/15/38	1	1,338
6.50%, 08/20/38	6	6,302
6.50%, 09/15/38	3	3,270
6.50%, 10/20/38	506	547,300
6.50%, 11/15/38	6	7,030
6.50%, 12/15/38	7	6,434
6.50%, 01/15/39	0 (a)	148
6.50%, 12/20/52	607	619,480
6.50%, 02/20/53	772	787,900
6.50%, 04/20/53	435	444,338
6.50%, 01/20/54	88,302	90,114,580
6.50%, 02/20/54	13,206	13,476,998
6.50%, 04/20/54	176,953	180,812,039
6.50%, 06/20/54	34,844	35,603,774
6.50%, 07/20/54	25,366	25,918,929
6.50%, 08/20/54	56,925	58,213,410
Schedule of Investments
120

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 09/15/54(c)	$130,994	$133,788,774
7.00%, 10/15/25	0 (a)	33
7.00%, 12/15/25	0 (a)	172
7.00%, 01/15/26	0 (a)	33
7.00%, 02/15/26	0 (a)	38
7.00%, 04/15/26	0 (a)	174
7.00%, 06/15/26	0 (a)	395
7.00%, 11/15/26	0 (a)	82
7.00%, 05/15/27	0 (a)	104
7.00%, 06/15/27	0 (a)	139
7.00%, 10/15/27	0 (a)	198
7.00%, 11/15/27	1	696
7.00%, 11/15/27	0 (a)	27
7.00%, 12/15/27	0 (a)	367
7.00%, 02/15/28	0 (a)	18
7.00%, 03/15/28	0 (a)	389
7.00%, 04/15/28	0 (a)	293
7.00%, 06/15/28	0 (a)	940
7.00%, 06/15/28	1	606
7.00%, 07/15/28	0 (a)	240
7.00%, 08/15/28	0 (a)	497
7.00%, 09/15/28	0 (a)	966
7.00%, 09/15/28	1	1,123
7.00%, 10/15/28	0 (a)	151
7.00%, 11/15/28	1	1,506
7.00%, 11/15/28	0 (a)	396
7.00%, 12/15/28	0 (a)	495
7.00%, 03/15/29	2	1,782
7.00%, 04/15/29	0 (a)	63
7.00%, 05/15/29	0 (a)	93
7.00%, 06/15/29	0 (a)	292
7.00%, 07/15/29	0 (a)	253
7.00%, 08/15/29	0 (a)	638
7.00%, 11/15/29	0 (a)	44
7.00%, 12/15/29	0 (a)	356
7.00%, 12/15/30	1	618
7.00%, 02/15/31	0 (a)	469
7.00%, 07/15/31	3	2,716
7.00%, 07/15/31	0 (a)	164
7.00%, 08/15/31	0 (a)	435
7.00%, 08/15/31	1	542
7.00%, 09/15/31	0 (a)	132
7.00%, 09/15/31	1	957
7.00%, 10/15/31	0 (a)	103
7.00%, 02/15/32	0 (a)	474
7.00%, 04/15/32	2	2,134
7.00%, 05/15/32	1	945
7.50%, 08/15/25	0 (a)	2
7.50%, 09/15/25	0 (a)	262
7.50%, 11/15/25	0 (a)	6
7.50%, 12/15/25	0 (a)	44
7.50%, 03/15/26	0 (a)	300
7.50%, 06/15/26	0 (a)	73
7.50%, 08/15/26	0 (a)	26
7.50%, 01/15/27	0 (a)	7
7.50%, 06/15/27	0 (a)	120
7.50%, 10/15/27	0 (a)	278
7.50%, 12/15/27	0 (a)	162
7.50%, 01/15/28	0 (a)	69
7.50%, 06/15/28	1	996
7.50%, 07/15/28	1	1,219
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.50%, 08/15/28	$0 (a)	$160
7.50%, 09/15/28	0 (a)	47
7.50%, 12/15/28	0 (a)	32
7.50%, 01/15/29	0 (a)	26
7.50%, 03/15/29	0 (a)	487
7.50%, 08/15/29	0 (a)	353
7.50%, 09/15/29	0 (a)	70
7.50%, 10/15/29	0 (a)	36
7.50%, 11/15/29	0 (a)	72
7.50%, 12/15/29	1	691
7.50%, 08/15/30	2	2,379
7.50%, 11/15/30	0 (a)	9
7.50%, 12/15/30	0 (a)	130
7.50%, 03/15/32	1	569
8.00%, 06/15/25	0 (a)	8
8.00%, 07/15/25	0 (a)	15
8.00%, 08/15/25	0 (a)	42
8.00%, 09/15/25	0 (a)	9
8.00%, 10/15/25	0 (a)	192
8.00%, 11/15/25	0 (a)	30
8.00%, 05/15/26	0 (a)	138
8.00%, 06/15/26	0 (a)	62
8.00%, 07/15/26	0 (a)	110
8.00%, 08/15/26	0 (a)	26
8.00%, 09/15/26	0 (a)	18
8.00%, 02/15/27	0 (a)	306
8.00%, 12/15/27	0 (a)	58
8.00%, 04/15/28	0 (a)	8
8.00%, 08/20/29	0 (a)	77
8.00%, 09/15/29	0 (a)	425
8.00%, 10/15/29	0 (a)	170
8.00%, 01/15/30	0 (a)	38
8.00%, 02/15/30	0 (a)	177
8.00%, 06/20/30	0 (a)	32
8.00%, 12/15/30	2	1,818
8.00%, 07/15/31	0 (a)	105
8.00%, 03/15/32	1	627
8.50%, 03/15/25	0 (a)	110
8.50%, 09/15/26	0 (a)	64
8.50%, 01/15/27	0 (a)	27
8.50%, 08/15/27	0 (a)	401
8.50%, 07/15/30	0 (a)	178
8.50%, 04/15/31	0 (a)	38
9.00%, 03/15/25	0 (a)	88
9.50%, 01/15/25	0 (a)	3
9.50%, 06/15/25	0 (a)	12
Uniform Mortgage-Backed Securities
1.50%, 09/01/35	745	661,912
1.50%, 11/01/35	1,844	1,645,549
1.50%, 12/01/35	5,475	4,870,608
1.50%, 01/01/36	3,976	3,533,652
1.50%, 02/01/36	124	110,384
1.50%, 03/01/36	12,842	11,364,726
1.50%, 06/01/36	1,268	1,121,032
1.50%, 07/01/36	869	772,350
1.50%, 08/01/36	2,027	1,807,046
1.50%, 09/01/36	7,813	6,919,529
1.50%, 10/01/36	18,833	16,679,065
1.50%, 11/01/36	13,808	12,254,458
1.50%, 12/01/36	2,530	2,253,599
1.50%, 01/01/37	5,490	4,845,968
121
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 02/01/37	$102,356	$90,322,805
1.50%, 03/01/37	110,216	97,224,152
1.50%, 04/01/37	18,820	16,601,557
1.50%, 07/01/37	20,858	18,399,689
1.50%, 08/01/37	5,508	4,860,174
1.50%, 09/19/39(c)	40,767	35,996,488
1.50%, 11/01/50	52,344	40,933,794
1.50%, 12/01/50	1,552	1,231,867
1.50%, 01/01/51	23,994	18,759,210
1.50%, 02/01/51	1,236	967,089
1.50%, 05/01/51	78,209	61,111,295
1.50%, 07/01/51	65,719	51,349,564
1.50%, 10/01/51	4,436	3,464,972
1.50%, 11/01/51	93,846	73,286,119
1.50%, 09/16/54(c)	20,775	16,270,695
2.00%, 05/01/26	107	104,484
2.00%, 01/01/28	7,219	6,963,480
2.00%, 08/01/28	110	105,693
2.00%, 11/01/28	22	20,873
2.00%, 01/01/29	4	4,059
2.00%, 05/01/29	154	146,743
2.00%, 01/01/30	25	23,817
2.00%, 04/01/30	43	40,475
2.00%, 07/01/30	1,144	1,087,882
2.00%, 08/01/30	29	27,588
2.00%, 02/01/31	5,795	5,550,239
2.00%, 11/01/31	248	233,287
2.00%, 01/01/32	103	96,207
2.00%, 02/01/32	26	24,099
2.00%, 03/01/32	166	156,362
2.00%, 04/01/32	81	75,945
2.00%, 07/01/32	15	14,329
2.00%, 11/01/32	7	6,283
2.00%, 06/01/35	2,371	2,168,365
2.00%, 07/01/35	25,609	23,406,396
2.00%, 08/01/35	18,406	16,833,580
2.00%, 09/01/35	9,625	8,783,557
2.00%, 10/01/35	33,762	30,881,933
2.00%, 11/01/35	46,927	42,896,877
2.00%, 12/01/35	95,351	86,990,679
2.00%, 01/01/36	34,967	31,884,708
2.00%, 02/01/36	188,120	171,814,039
2.00%, 03/01/36	113,713	103,330,522
2.00%, 04/01/36	12,527	11,374,641
2.00%, 05/01/36	101,962	92,749,839
2.00%, 06/01/36	65,207	59,150,117
2.00%, 07/01/36	33,554	30,443,974
2.00%, 08/01/36	17,518	15,912,517
2.00%, 10/01/36	23,342	21,147,166
2.00%, 11/01/36	69,568	63,081,900
2.00%, 12/01/36	71,547	64,888,465
2.00%, 01/01/37	163,327	148,247,753
2.00%, 02/01/37	59,153	53,602,074
2.00%, 03/01/37	43,639	39,494,335
2.00%, 04/01/37	85,622	77,454,121
2.00%, 05/01/37	35,370	32,001,947
2.00%, 06/01/37	86,865	78,638,693
2.00%, 08/01/37	3,143	2,843,449
2.00%, 10/01/37	5,910	5,345,775
2.00%, 09/19/39(c)	96,021	86,884,558
2.00%, 05/01/50	20,012	16,538,769
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 06/01/50	$63,003	$52,048,985
2.00%, 07/01/50	70,236	58,023,488
2.00%, 08/01/50	56,026	46,257,288
2.00%, 09/01/50	51,498	42,657,389
2.00%, 10/01/50	172,289	142,781,543
2.00%, 11/01/50	73,438	60,860,375
2.00%, 12/01/50	210,986	174,725,892
2.00%, 01/01/51	76,632	63,376,446
2.00%, 02/01/51	620,270	511,290,507
2.00%, 03/01/51	480,145	395,485,178
2.00%, 04/01/51	600,729	494,406,822
2.00%, 05/01/51(d)	394,552	324,304,251
2.00%, 05/01/51	124,308	102,615,240
2.00%, 06/01/51	277,861	229,269,879
2.00%, 07/01/51	478,863	395,219,140
2.00%, 08/01/51	48,492	39,856,503
2.00%, 09/01/51	153,370	126,111,952
2.00%, 10/01/51	451,484	372,025,673
2.00%, 11/01/51	564,155	464,109,185
2.00%, 12/01/51	565,779	465,399,847
2.00%, 01/01/52	163,083	133,942,313
2.00%, 02/01/52	630,082	516,453,636
2.00%, 03/01/52	263,616	216,025,508
2.00%, 04/01/52	31,036	25,496,034
2.00%, 05/01/52	99,578	81,690,368
2.00%, 06/01/52	93,467	76,756,615
2.00%, 09/16/54(c)	18,550	15,177,356
2.50%, 03/01/25	13	13,253
2.50%, 11/01/26	4	3,463
2.50%, 03/01/27	182	178,026
2.50%, 05/01/27	945	921,896
2.50%, 07/01/27	12	12,189
2.50%, 09/01/27	311	302,862
2.50%, 10/01/27	1,026	998,223
2.50%, 11/01/27	535	519,234
2.50%, 12/01/27	192	186,110
2.50%, 01/01/28	1,651	1,604,938
2.50%, 02/01/28	644	625,663
2.50%, 03/01/28	1,628	1,580,297
2.50%, 04/01/28	1,107	1,072,817
2.50%, 05/01/28	416	403,759
2.50%, 06/01/28	996	964,419
2.50%, 07/01/28	276	267,605
2.50%, 08/01/28	249	241,229
2.50%, 09/01/28	1,581	1,532,727
2.50%, 10/01/28	154	148,788
2.50%, 12/01/28	62	59,916
2.50%, 05/01/29	9	8,567
2.50%, 06/01/29	173	167,245
2.50%, 09/01/29	147	142,383
2.50%, 11/01/29	9	8,578
2.50%, 12/01/29	613	592,678
2.50%, 01/01/30	1,343	1,293,901
2.50%, 02/01/30	2,278	2,187,700
2.50%, 03/01/30	5	5,154
2.50%, 04/01/30	945	908,260
2.50%, 05/01/30	9,028	8,679,558
2.50%, 06/01/30	19,374	18,612,031
2.50%, 07/01/30	6,827	6,557,789
2.50%, 08/01/30	3,104	2,994,137
2.50%, 09/01/30	763	731,442
Schedule of Investments
122

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 10/01/30	$1,136	$1,089,590
2.50%, 11/01/30	283	272,146
2.50%, 12/01/30	611	585,426
2.50%, 01/01/31	34	32,073
2.50%, 02/01/31	771	739,736
2.50%, 03/01/31	1,696	1,635,908
2.50%, 04/01/31	1,864	1,783,887
2.50%, 05/01/31	2,306	2,204,353
2.50%, 06/01/31	557	533,586
2.50%, 07/01/31	1,742	1,663,035
2.50%, 08/01/31	1,318	1,257,977
2.50%, 09/01/31	1,690	1,611,701
2.50%, 10/01/31	7,869	7,551,453
2.50%, 11/01/31	6,445	6,152,141
2.50%, 12/01/31	3,029	2,887,417
2.50%, 01/01/32	8,823	8,412,259
2.50%, 02/01/32	8,701	8,298,432
2.50%, 03/01/32	4,405	4,193,231
2.50%, 04/01/32	8,645	8,251,621
2.50%, 05/01/32	10,802	10,302,358
2.50%, 06/01/32	1,067	1,016,991
2.50%, 07/01/32	7,190	6,871,627
2.50%, 08/01/32	7	7,124
2.50%, 09/01/32	691	657,580
2.50%, 10/01/32	1,878	1,782,992
2.50%, 11/01/32	1,258	1,192,901
2.50%, 12/01/32	2,162	2,052,106
2.50%, 01/01/33	15,408	14,777,574
2.50%, 02/01/33	901	865,242
2.50%, 04/01/33	448	424,698
2.50%, 07/01/33	3,604	3,441,230
2.50%, 06/01/34	334	310,628
2.50%, 07/01/34	84	77,700
2.50%, 08/01/34	162	150,978
2.50%, 09/01/34	4,793	4,473,666
2.50%, 10/01/34	6,112	5,718,734
2.50%, 11/01/34	12,030	11,229,931
2.50%, 12/01/34	3,761	3,505,622
2.50%, 01/01/35	7,637	7,145,840
2.50%, 02/01/35	10,319	9,789,661
2.50%, 03/01/35	16,171	15,125,401
2.50%, 04/01/35	28,088	26,254,569
2.50%, 05/01/35	14,906	13,960,935
2.50%, 06/01/35	19,672	18,370,594
2.50%, 07/01/35	31,941	29,902,719
2.50%, 08/01/35	23,023	21,524,527
2.50%, 09/01/35	27,470	25,694,169
2.50%, 10/01/35	20,946	19,582,471
2.50%, 11/01/35	5,596	5,225,073
2.50%, 12/01/35	49,796	46,404,343
2.50%, 01/01/36	2,076	1,933,539
2.50%, 02/01/36	8,138	7,600,877
2.50%, 03/01/36	6,587	6,152,093
2.50%, 04/01/36	3,058	2,849,139
2.50%, 05/01/36	3,181	2,963,178
2.50%, 06/01/36	5,475	5,088,399
2.50%, 07/01/36	1,913	1,781,364
2.50%, 08/01/36	12,225	11,363,233
2.50%, 09/01/36	1,296	1,203,498
2.50%, 11/01/36	22,293	20,716,705
2.50%, 12/01/36	14,610	13,599,204
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 01/01/37	$5,375	$5,008,141
2.50%, 02/01/37	12,122	11,292,158
2.50%, 03/01/37	97,360	90,571,642
2.50%, 04/01/37	54,652	50,846,761
2.50%, 05/01/37	53,002	49,227,455
2.50%, 06/01/37	14,987	13,939,123
2.50%, 07/01/37	16,826	15,627,969
2.50%, 08/01/37	9,596	8,912,991
2.50%, 09/01/37	4,053	3,764,247
2.50%, 09/19/39(c)	100,491	93,283,364
2.50%, 10/01/42	325	290,237
2.50%, 11/01/42	198	176,212
2.50%, 12/01/42	29	25,469
2.50%, 01/01/43	746	665,292
2.50%, 02/01/43	1,884	1,680,686
2.50%, 03/01/43	848	756,502
2.50%, 04/01/43	4,019	3,586,036
2.50%, 05/01/43	404	360,448
2.50%, 06/01/43	2,376	2,119,768
2.50%, 07/01/43	294	262,225
2.50%, 08/01/43	307	274,142
2.50%, 04/01/45	210	185,204
2.50%, 05/01/45	244	214,489
2.50%, 07/01/45	39	34,562
2.50%, 03/01/46	1,571	1,381,498
2.50%, 05/01/46	95	84,409
2.50%, 06/01/46	291	255,773
2.50%, 07/01/46	144	126,149
2.50%, 08/01/46	410	361,223
2.50%, 09/01/46	199	174,137
2.50%, 10/01/46	134	118,122
2.50%, 11/01/46	6	4,931
2.50%, 12/01/46	4,071	3,579,597
2.50%, 01/01/47	1,050	900,461
2.50%, 02/01/47	1,718	1,509,637
2.50%, 04/01/47	3,097	2,721,551
2.50%, 12/01/47	13,258	11,664,131
2.50%, 07/01/49	5,796	5,095,112
2.50%, 09/01/49	121	104,347
2.50%, 10/01/49	28	24,467
2.50%, 11/01/49	5,177	4,467,652
2.50%, 03/01/50	30,213	26,075,332
2.50%, 04/01/50	2,439	2,132,863
2.50%, 05/01/50	50,962	44,035,549
2.50%, 06/01/50	44,057	37,990,675
2.50%, 07/01/50	62,297	53,897,807
2.50%, 08/01/50	107,420	93,278,781
2.50%, 09/01/50	234,368	203,113,127
2.50%, 10/01/50	288,465	249,109,886
2.50%, 11/01/50	424,880	366,520,654
2.50%, 12/01/50	108,258	93,118,992
2.50%, 01/01/51	153,439	131,904,144
2.50%, 02/01/51	66,293	57,188,824
2.50%, 03/01/51	59,127	50,505,796
2.50%, 04/01/51	32,609	28,025,927
2.50%, 05/01/51	102,994	88,497,827
2.50%, 06/01/51	51,849	44,800,788
2.50%, 07/01/51	284,336	244,633,096
2.50%, 08/01/51	229,213	197,557,870
2.50%, 09/01/51	220,937	189,955,142
2.50%, 10/01/51	229,486	197,284,539
123
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 11/01/51	$135,621	$116,730,657
2.50%, 12/01/51	357,617	306,474,664
2.50%, 01/01/52	385,236	329,950,271
2.50%, 02/01/52	240,786	206,367,933
2.50%, 03/01/52	166,226	142,385,305
2.50%, 04/01/52	287,981	246,675,523
2.50%, 05/01/52	54,282	46,459,517
2.50%, 07/01/52	124,146	106,031,227
2.50%, 08/01/52	98,885	84,404,387
2.50%, 09/01/52	44,206	37,879,110
2.50%, 04/01/53	16,938	14,457,826
2.50%, 09/16/54(c)	41,900	35,727,150
3.00%, 11/01/25	3	3,144
3.00%, 12/01/25	4	3,843
3.00%, 01/01/26	63	62,622
3.00%, 02/01/26	82	81,230
3.00%, 07/01/26	1	811
3.00%, 09/01/26	14	13,029
3.00%, 10/01/26	3	3,013
3.00%, 11/01/26	365	359,052
3.00%, 12/01/26	671	659,120
3.00%, 01/01/27	613	601,392
3.00%, 02/01/27	18	17,427
3.00%, 03/01/27	59	56,853
3.00%, 04/01/27	28	27,210
3.00%, 05/01/27	71	69,101
3.00%, 06/01/27	311	303,892
3.00%, 07/01/27	625	612,880
3.00%, 08/01/27	1,125	1,101,475
3.00%, 09/01/27	1	1,180
3.00%, 10/01/27	174	170,450
3.00%, 11/01/27	1,655	1,618,921
3.00%, 01/01/28	428	418,363
3.00%, 03/01/28	99	97,271
3.00%, 04/01/28	277	270,631
3.00%, 05/01/28	226	220,548
3.00%, 08/01/28	993	968,888
3.00%, 09/01/28	141	137,730
3.00%, 11/01/28	1,218	1,188,235
3.00%, 12/01/28	328	320,765
3.00%, 01/01/29	410	400,181
3.00%, 02/01/29	230	224,292
3.00%, 03/01/29	271	263,990
3.00%, 04/01/29	2,302	2,244,694
3.00%, 05/01/29	871	850,454
3.00%, 06/01/29	391	380,632
3.00%, 07/01/29	414	403,746
3.00%, 08/01/29	697	678,481
3.00%, 09/01/29	229	222,996
3.00%, 10/01/29	1,813	1,765,633
3.00%, 11/01/29	2,583	2,514,172
3.00%, 12/01/29	167	162,387
3.00%, 01/01/30	319	309,533
3.00%, 02/01/30	1,397	1,360,832
3.00%, 03/01/30	14,414	14,072,852
3.00%, 04/01/30	4,583	4,449,780
3.00%, 05/01/30	2,851	2,768,866
3.00%, 06/01/30	1,127	1,095,749
3.00%, 07/01/30	3,042	2,954,797
3.00%, 08/01/30	314	305,245
3.00%, 09/01/30	1,709	1,656,562
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/01/30	$1,655	$1,608,817
3.00%, 11/01/30	988	956,406
3.00%, 01/01/31	2,734	2,658,570
3.00%, 02/01/31	3,427	3,327,494
3.00%, 03/01/31	6,391	6,188,586
3.00%, 04/01/31	826	801,209
3.00%, 05/01/31	6,341	6,143,514
3.00%, 06/01/31	3,772	3,656,523
3.00%, 07/01/31	471	454,748
3.00%, 08/01/31	88	85,154
3.00%, 09/01/31	4,629	4,478,797
3.00%, 11/01/31	345	335,109
3.00%, 12/01/31	2,029	1,969,437
3.00%, 01/01/32	4,445	4,293,838
3.00%, 02/01/32	7,330	7,087,593
3.00%, 03/01/32	2,375	2,295,296
3.00%, 04/01/32	2,519	2,431,434
3.00%, 05/01/32	819	792,629
3.00%, 06/01/32	4,561	4,410,464
3.00%, 07/01/32	494	476,415
3.00%, 08/01/32	2,178	2,102,634
3.00%, 09/01/32	5,959	5,780,149
3.00%, 10/01/32	597	575,275
3.00%, 11/01/32	2,567	2,477,207
3.00%, 12/01/32	11,125	10,735,016
3.00%, 01/01/33	1,345	1,294,618
3.00%, 02/01/33	2,264	2,182,302
3.00%, 03/01/33	929	893,933
3.00%, 04/01/33	366	353,525
3.00%, 05/01/33	1,744	1,674,646
3.00%, 06/01/33	375	360,263
3.00%, 07/01/33	8,040	7,718,636
3.00%, 09/01/33	1,148	1,112,508
3.00%, 10/01/33	4,499	4,330,850
3.00%, 11/01/33	88	84,588
3.00%, 02/01/34	3,720	3,594,137
3.00%, 05/01/34	525	503,446
3.00%, 06/01/34	2,214	2,120,086
3.00%, 07/01/34	7,940	7,610,741
3.00%, 08/01/34	2,153	2,062,304
3.00%, 09/01/34	12,280	11,761,650
3.00%, 10/01/34	2,335	2,236,625
3.00%, 11/01/34	5,984	5,732,722
3.00%, 12/01/34	1,215	1,164,025
3.00%, 01/01/35	4,001	3,831,844
3.00%, 02/01/35	8,062	7,721,127
3.00%, 03/01/35	15,954	15,280,485
3.00%, 04/01/35	6,232	5,969,717
3.00%, 05/01/35	21,974	21,047,607
3.00%, 06/01/35	3,015	2,886,106
3.00%, 07/01/35	13,702	13,121,093
3.00%, 08/01/35	530	507,105
3.00%, 09/01/35	450	430,407
3.00%, 10/01/35	4,750	4,547,254
3.00%, 12/01/35	10,973	10,545,314
3.00%, 01/01/36	1,984	1,899,916
3.00%, 04/01/36	753	721,030
3.00%, 05/01/36	1,500	1,430,513
3.00%, 06/01/36	1,492	1,428,656
3.00%, 07/01/36	642	611,802
3.00%, 09/01/36	4,064	3,877,066
Schedule of Investments
124

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/36	$2,006	$1,906,019
3.00%, 01/01/37	4,675	4,420,276
3.00%, 02/01/37	5,000	4,721,809
3.00%, 03/01/37	21,421	20,366,638
3.00%, 04/01/37	13,097	12,424,882
3.00%, 05/01/37	131,934	125,596,897
3.00%, 06/01/37	2,443	2,325,536
3.00%, 07/01/37	5,159	4,912,261
3.00%, 09/01/37	7,468	7,095,446
3.00%, 10/01/37	2,031	1,927,223
3.00%, 11/01/37	25,884	24,555,777
3.00%, 12/01/37	928	880,233
3.00%, 07/01/38	5,968	5,661,721
3.00%, 09/01/38	2,289	2,171,102
3.00%, 11/01/38	10,957	10,395,168
3.00%, 09/15/39(c)	19,350	18,370,928
3.00%, 05/01/41	569	515,399
3.00%, 04/01/42	20	18,675
3.00%, 08/01/42	829	758,490
3.00%, 09/01/42	2,803	2,567,046
3.00%, 10/01/42	3,376	3,099,427
3.00%, 11/01/42	15,403	14,088,398
3.00%, 12/01/42	25,291	23,160,060
3.00%, 01/01/43	12,857	11,764,764
3.00%, 02/01/43	5,815	5,375,291
3.00%, 03/01/43	9,412	8,590,993
3.00%, 04/01/43	9,758	8,969,396
3.00%, 05/01/43	9,873	9,046,058
3.00%, 06/01/43	3,842	3,526,636
3.00%, 07/01/43	3,049	2,789,812
3.00%, 08/01/43	9,779	8,948,353
3.00%, 09/01/43	15,613	14,291,754
3.00%, 10/01/43	519	474,897
3.00%, 11/01/43	43	39,085
3.00%, 12/01/43	534	488,684
3.00%, 01/01/44	11,793	10,788,903
3.00%, 02/01/44	11,242	10,358,261
3.00%, 07/01/44	39,212	35,873,594
3.00%, 10/01/44	27,700	25,342,633
3.00%, 11/01/44	3,712	3,395,336
3.00%, 12/01/44	114	103,983
3.00%, 01/01/45	3,599	3,291,988
3.00%, 02/01/45	2,742	2,491,445
3.00%, 03/01/45	734	665,346
3.00%, 04/01/45	2,233	2,045,556
3.00%, 05/01/45	13,873	12,651,879
3.00%, 06/01/45	23	20,362
3.00%, 07/01/45	4,965	4,565,281
3.00%, 08/01/45	5,853	5,368,274
3.00%, 09/01/45	718	652,339
3.00%, 10/01/45	383	351,193
3.00%, 12/01/45	644	584,412
3.00%, 01/01/46	3,592	3,263,004
3.00%, 02/01/46	1,330	1,207,802
3.00%, 03/01/46	592	537,746
3.00%, 04/01/46	2,631	2,387,175
3.00%, 05/01/46	2,785	2,516,123
3.00%, 06/01/46	12,366	11,347,017
3.00%, 07/01/46	58,030	52,714,338
3.00%, 08/01/46	21,409	19,532,103
3.00%, 09/01/46	12,966	11,785,341
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/01/46	$37,600	$34,122,529
3.00%, 11/01/46	51,357	46,580,525
3.00%, 12/01/46	79,235	71,801,191
3.00%, 01/01/47	44,509	40,429,542
3.00%, 02/01/47	61,466	56,054,885
3.00%, 03/01/47	16,168	14,677,583
3.00%, 04/01/47	24,692	22,298,290
3.00%, 05/01/47	783	708,905
3.00%, 07/01/47	14,231	12,880,417
3.00%, 08/01/47	948	858,100
3.00%, 09/01/47	364	329,097
3.00%, 10/01/47	309	282,268
3.00%, 11/01/47	150	136,654
3.00%, 12/01/47	15,037	13,658,614
3.00%, 01/01/48	3,497	3,139,931
3.00%, 03/01/48	8,139	7,398,573
3.00%, 04/01/48	24	21,753
3.00%, 05/01/48	216	195,894
3.00%, 07/01/48	2,351	2,128,071
3.00%, 09/01/48	1,651	1,494,440
3.00%, 11/01/48	33,014	29,859,671
3.00%, 01/01/49	47,776	43,242,440
3.00%, 02/01/49	2,032	1,839,672
3.00%, 04/01/49	4,372	3,957,830
3.00%, 05/01/49	10,359	9,379,694
3.00%, 06/01/49	1,791	1,613,360
3.00%, 07/01/49	1,745	1,561,898
3.00%, 08/01/49	16,292	14,699,121
3.00%, 09/01/49	16,913	15,159,255
3.00%, 10/01/49	31,958	28,665,616
3.00%, 11/01/49	17,321	15,599,078
3.00%, 12/01/49	23,428	21,115,297
3.00%, 01/01/50	103,074	92,726,158
3.00%, 02/01/50	56,300	50,700,980
3.00%, 03/01/50	66,581	59,916,030
3.00%, 04/01/50	20,013	17,988,410
3.00%, 05/01/50	23,322	20,937,562
3.00%, 06/01/50	28,406	25,505,669
3.00%, 07/01/50	146,678	132,459,832
3.00%, 08/01/50	108,958	97,655,310
3.00%, 09/01/50	11,504	10,280,996
3.00%, 10/01/50	74,094	66,619,145
3.00%, 11/01/50	49,633	44,739,328
3.00%, 12/01/50	7,609	6,781,294
3.00%, 01/01/51	3,671	3,308,105
3.00%, 02/01/51	39,584	35,165,222
3.00%, 03/01/51	34,280	30,678,698
3.00%, 04/01/51	31,252	27,869,528
3.00%, 05/01/51	26,880	24,249,558
3.00%, 06/01/51	28,795	25,755,291
3.00%, 07/01/51	34,285	30,673,504
3.00%, 08/01/51	18,999	17,011,480
3.00%, 09/01/51	1,781	1,590,275
3.00%, 10/01/51	198,223	175,873,398
3.00%, 11/01/51	163,579	145,225,049
3.00%, 12/01/51	23,474	21,026,306
3.00%, 01/01/52	37,851	33,735,815
3.00%, 02/01/52	19,207	17,150,938
3.00%, 03/01/52	15,303	13,724,650
3.00%, 04/01/52	62,021	55,405,538
3.00%, 05/01/52	137,193	123,177,715
125
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 06/01/52	$6,262	$5,560,767
3.00%, 07/01/52	12,242	10,985,752
3.00%, 08/01/52	20,929	18,705,182
3.00%, 09/16/54(c)	31,000	27,498,592
3.50%, 08/01/25	3	3,168
3.50%, 09/01/25	48	47,538
3.50%, 10/01/25	36	35,270
3.50%, 11/01/25	9	9,407
3.50%, 11/01/25	0 (a)	220
3.50%, 12/01/25	132	130,917
3.50%, 01/01/26	24	23,127
3.50%, 02/01/26	21	19,939
3.50%, 03/01/26	16	15,905
3.50%, 03/01/26	0 (a)	265
3.50%, 04/01/26	62	61,572
3.50%, 05/01/26	9	8,993
3.50%, 06/01/26	8	7,670
3.50%, 07/01/26	1	1,291
3.50%, 08/01/26	31	30,114
3.50%, 08/01/26	0 (a)	403
3.50%, 09/01/26	1,520	1,499,479
3.50%, 10/01/26	32	31,383
3.50%, 12/01/26	10	10,193
3.50%, 01/01/27	108	106,964
3.50%, 02/01/27	5	5,288
3.50%, 03/01/27	155	152,625
3.50%, 04/01/27	192	189,498
3.50%, 07/01/27	85	83,958
3.50%, 01/01/28	149	147,084
3.50%, 07/01/28	119	117,748
3.50%, 08/01/28	257	252,523
3.50%, 10/01/28	234	230,200
3.50%, 11/01/28	45	44,469
3.50%, 12/01/28	74	72,206
3.50%, 01/01/29	870	854,559
3.50%, 03/01/29	206	202,027
3.50%, 05/01/29	28	27,647
3.50%, 07/01/29	4	4,156
3.50%, 08/01/29	16	15,924
3.50%, 09/01/29	129	125,995
3.50%, 10/01/29	12	11,711
3.50%, 11/01/29	1,009	992,537
3.50%, 12/01/29	660	648,966
3.50%, 04/01/30	132	129,927
3.50%, 06/01/30	291	285,695
3.50%, 08/01/30	143	140,271
3.50%, 11/01/30	208	203,608
3.50%, 02/01/31	22	21,758
3.50%, 03/01/31	953	933,030
3.50%, 04/01/31	265	260,283
3.50%, 05/01/31	152	148,695
3.50%, 06/01/31	3,635	3,569,120
3.50%, 07/01/31	1,254	1,229,449
3.50%, 08/01/31	768	752,413
3.50%, 09/01/31	74	73,012
3.50%, 11/01/31	6	6,297
3.50%, 12/01/31	549	537,409
3.50%, 01/01/32	2,930	2,868,068
3.50%, 02/01/32	597	583,744
3.50%, 03/01/32	362	354,540
3.50%, 04/01/32	1,496	1,463,260
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/32	$2,970	$2,904,896
3.50%, 06/01/32	2,600	2,541,973
3.50%, 07/01/32	1,984	1,939,979
3.50%, 08/01/32	767	750,202
3.50%, 09/01/32	337	330,565
3.50%, 11/01/32	3,012	2,947,751
3.50%, 12/01/32	1,356	1,323,727
3.50%, 01/01/33	566	553,257
3.50%, 02/01/33	1,419	1,384,882
3.50%, 03/01/33	7,396	7,222,575
3.50%, 04/01/33	1,552	1,514,203
3.50%, 05/01/33	2,095	2,045,460
3.50%, 09/01/33	1,171	1,143,367
3.50%, 10/01/33	218	212,508
3.50%, 11/01/33	292	284,522
3.50%, 12/01/33	356	347,498
3.50%, 01/01/34	2,060	2,009,868
3.50%, 02/01/34	970	946,229
3.50%, 03/01/34	3,111	3,032,360
3.50%, 04/01/34	8,108	7,909,415
3.50%, 05/01/34	5,084	4,960,516
3.50%, 06/01/34	1,707	1,664,884
3.50%, 07/01/34	4,101	4,014,743
3.50%, 08/01/34	597	582,036
3.50%, 09/01/34	406	396,096
3.50%, 10/01/34	1,497	1,459,349
3.50%, 11/01/34	6,404	6,246,497
3.50%, 12/01/34	5,775	5,630,695
3.50%, 01/01/35	259	252,338
3.50%, 02/01/35	2,911	2,839,313
3.50%, 03/01/35	2,927	2,855,685
3.50%, 04/01/35	804	783,968
3.50%, 05/01/35	4,956	4,834,898
3.50%, 06/01/35	6,775	6,572,083
3.50%, 07/01/35	2,795	2,724,573
3.50%, 10/01/35	700	682,751
3.50%, 11/01/35	2,116	2,062,072
3.50%, 12/01/35	1,597	1,556,723
3.50%, 02/01/36	3,492	3,403,052
3.50%, 05/01/37	361	349,921
3.50%, 06/01/37	562	544,636
3.50%, 07/01/37	18,330	17,763,169
3.50%, 08/01/37	6,258	6,094,217
3.50%, 09/01/37	10,742	10,449,405
3.50%, 10/01/37	4,638	4,507,977
3.50%, 12/01/37	1,626	1,575,837
3.50%, 01/01/38	2,597	2,511,597
3.50%, 02/01/38	1,530	1,479,163
3.50%, 07/01/38	22,165	21,478,928
3.50%, 09/19/39(c)	10,325	10,014,632
3.50%, 10/01/40	14	13,563
3.50%, 11/01/40	235	222,013
3.50%, 12/01/40	512	484,050
3.50%, 01/01/41	39	37,239
3.50%, 02/01/41	13	11,931
3.50%, 03/01/41	33	30,519
3.50%, 06/01/41	20	18,891
3.50%, 10/01/41	9	8,463
3.50%, 11/01/41	140	132,090
3.50%, 12/01/41	168	158,687
3.50%, 01/01/42	821	775,266
Schedule of Investments
126

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 02/01/42	$795	$751,987
3.50%, 03/01/42	11,169	10,557,444
3.50%, 04/01/42	292	276,204
3.50%, 05/01/42	2,220	2,103,050
3.50%, 06/01/42	178	167,959
3.50%, 07/01/42	1,641	1,550,672
3.50%, 08/01/42	12,091	11,431,828
3.50%, 09/01/42	3,911	3,702,102
3.50%, 10/01/42	10,632	10,049,318
3.50%, 11/01/42	1,459	1,379,779
3.50%, 12/01/42	9,199	8,698,646
3.50%, 01/01/43	673	637,402
3.50%, 03/01/43	4,305	4,067,010
3.50%, 04/01/43	541	512,194
3.50%, 05/01/43	1,377	1,302,278
3.50%, 06/01/43	6,834	6,456,806
3.50%, 07/01/43	13,379	12,702,354
3.50%, 08/01/43	206	195,062
3.50%, 09/01/43	191	180,899
3.50%, 10/01/43	1,781	1,695,272
3.50%, 11/01/43	188	177,756
3.50%, 12/01/43	157	149,087
3.50%, 01/01/44	265	250,270
3.50%, 02/01/44	320	302,437
3.50%, 04/01/44	6,629	6,291,644
3.50%, 05/01/44	1,859	1,769,218
3.50%, 06/01/44	623	587,861
3.50%, 09/01/44	1,291	1,219,625
3.50%, 10/01/44	4,202	3,941,747
3.50%, 11/01/44	12,904	12,143,462
3.50%, 12/01/44	840	785,684
3.50%, 01/01/45	13,038	12,322,459
3.50%, 02/01/45	10,020	9,446,202
3.50%, 03/01/45	1,898	1,771,539
3.50%, 04/01/45	1,793	1,689,652
3.50%, 05/01/45	790	743,603
3.50%, 06/01/45	4,915	4,627,451
3.50%, 07/01/45	7,854	7,392,638
3.50%, 08/01/45	18,440	17,404,075
3.50%, 09/01/45	17,051	16,180,311
3.50%, 10/01/45	4,320	4,081,925
3.50%, 11/01/45	7,442	6,997,256
3.50%, 12/01/45	6,221	5,850,809
3.50%, 01/01/46	17,983	16,977,803
3.50%, 02/01/46	28,460	26,757,426
3.50%, 03/01/46	8,641	8,095,945
3.50%, 04/01/46	12,855	12,121,574
3.50%, 05/01/46	4,051	3,788,328
3.50%, 06/01/46	7,988	7,492,165
3.50%, 07/01/46	29,244	27,400,174
3.50%, 08/01/46	3,100	2,910,938
3.50%, 09/01/46	8,680	8,103,190
3.50%, 10/01/46	14,931	14,020,854
3.50%, 11/01/46	16,503	15,468,290
3.50%, 12/01/46	45,350	42,652,809
3.50%, 01/01/47	28,610	26,842,388
3.50%, 02/01/47	17,761	16,646,878
3.50%, 03/01/47	2,054	1,940,026
3.50%, 04/01/47	7,129	6,675,700
3.50%, 05/01/47	18,716	17,564,089
3.50%, 06/01/47	4,513	4,236,935
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 07/01/47	$46,650	$44,043,225
3.50%, 08/01/47	36,985	34,686,175
3.50%, 09/01/47	30,772	28,822,054
3.50%, 10/01/47	8,944	8,366,737
3.50%, 11/01/47	22,899	21,426,084
3.50%, 12/01/47	31,941	29,948,257
3.50%, 01/01/48	43,809	40,976,431
3.50%, 02/01/48	34,753	32,539,818
3.50%, 03/01/48	32,602	30,536,559
3.50%, 04/01/48	9,184	8,591,917
3.50%, 05/01/48	11,161	10,419,550
3.50%, 06/01/48	6,802	6,356,908
3.50%, 07/01/48	15,035	14,063,962
3.50%, 09/01/48	918	851,671
3.50%, 10/01/48	2,003	1,870,566
3.50%, 11/01/48	29,198	27,436,051
3.50%, 01/01/49	5,011	4,682,595
3.50%, 02/01/49	4,086	3,813,560
3.50%, 03/01/49	2,814	2,614,948
3.50%, 04/01/49	6,213	5,757,830
3.50%, 05/01/49	35,829	33,466,242
3.50%, 06/01/49	86,032	80,360,610
3.50%, 07/01/49	67,098	62,582,965
3.50%, 08/01/49	258	239,762
3.50%, 09/01/49	1,222	1,138,385
3.50%, 11/01/49	11,710	10,957,766
3.50%, 12/01/49	20,516	19,120,219
3.50%, 01/01/50	7,576	7,081,231
3.50%, 02/01/50	8,267	7,717,466
3.50%, 03/01/50	3,974	3,731,139
3.50%, 04/01/50	18,403	17,165,626
3.50%, 05/01/50	4,139	3,877,776
3.50%, 06/01/50	27,883	26,030,085
3.50%, 07/01/50	9,150	8,531,054
3.50%, 08/01/50	43,169	40,325,556
3.50%, 09/01/50	40,365	37,573,616
3.50%, 10/01/50	1,893	1,773,247
3.50%, 12/01/50	200	186,452
3.50%, 01/01/51	32,299	30,132,892
3.50%, 02/01/51	1,948	1,796,836
3.50%, 03/01/51	4,945	4,603,656
3.50%, 05/01/51	35,212	32,741,791
3.50%, 06/01/51	9,528	8,786,778
3.50%, 08/01/51	6,391	5,919,580
3.50%, 09/01/51	5,401	5,011,068
3.50%, 10/01/51	10,205	9,486,539
3.50%, 12/01/51	1,511	1,398,866
3.50%, 01/01/52	37,079	34,451,866
3.50%, 02/01/52	50,702	46,869,492
3.50%, 03/01/52	26,090	24,056,842
3.50%, 04/01/52	112,442	104,559,105
3.50%, 05/01/52	44,828	41,386,990
3.50%, 06/01/52	50,960	47,247,157
3.50%, 07/01/52	7,980	7,382,390
3.50%, 08/01/52	67,550	62,491,124
3.50%, 09/01/52	12,927	12,042,592
3.50%, 02/01/53	13,630	12,651,222
3.50%, 04/01/53	13,134	12,162,626
3.50%, 09/15/54(c)	44,825	41,264,972
4.00%, 09/01/24	0 (a)	60
4.00%, 10/01/24	0 (a)	368
127
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/01/24	$0 (a)	$77
4.00%, 12/01/24	0 (a)	698
4.00%, 01/01/25	0 (a)	477
4.00%, 02/01/25	0 (a)	743
4.00%, 03/01/25	1	1,139
4.00%, 03/01/25	0 (a)	333
4.00%, 04/01/25	0 (a)	275
4.00%, 04/01/25	1	667
4.00%, 05/01/25	4	3,365
4.00%, 06/01/25	1	1,017
4.00%, 06/01/25	0 (a)	156
4.00%, 07/01/25	15	14,375
4.00%, 07/01/25	0 (a)	268
4.00%, 08/01/25	0 (a)	856
4.00%, 09/01/25	0 (a)	462
4.00%, 09/01/25	69	68,634
4.00%, 10/01/25	80	78,880
4.00%, 11/01/25	11	10,897
4.00%, 12/01/25	2	1,554
4.00%, 01/01/26	3	2,937
4.00%, 03/01/26	90	90,582
4.00%, 03/01/26	0 (a)	218
4.00%, 05/01/26	3	2,862
4.00%, 06/01/26	566	561,480
4.00%, 07/01/26	27	26,391
4.00%, 08/01/26	4	3,709
4.00%, 09/01/26	402	397,981
4.00%, 03/01/27	154	152,921
4.00%, 08/01/27	25	24,362
4.00%, 02/01/29	31	30,443
4.00%, 12/01/30	477	472,060
4.00%, 01/01/31	319	315,430
4.00%, 02/01/31	212	209,821
4.00%, 03/01/31	16	15,554
4.00%, 10/01/31	705	697,559
4.00%, 02/01/32	1,785	1,766,976
4.00%, 04/01/32	4	4,298
4.00%, 05/01/32	976	967,401
4.00%, 06/01/32	5	4,738
4.00%, 07/01/32	368	364,132
4.00%, 10/01/32	11	10,487
4.00%, 05/01/33	86	84,850
4.00%, 07/01/33	550	544,682
4.00%, 08/01/33	882	872,287
4.00%, 09/01/33	1,435	1,420,749
4.00%, 10/01/33	716	708,800
4.00%, 11/01/33	48	47,902
4.00%, 12/01/33	401	397,663
4.00%, 01/01/34	291	288,458
4.00%, 05/01/34	400	396,046
4.00%, 06/01/34	1,055	1,044,366
4.00%, 07/01/34	951	942,766
4.00%, 08/01/34	144	142,367
4.00%, 09/01/34	3,481	3,451,990
4.00%, 10/01/34	860	851,231
4.00%, 08/01/35	1,398	1,378,786
4.00%, 11/01/35	3,059	3,038,040
4.00%, 01/01/36	12	12,125
4.00%, 07/01/37	2,199	2,168,417
4.00%, 08/01/37	7,149	7,060,590
4.00%, 09/01/37	9,977	9,843,949
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/01/37	$16,020	$15,758,154
4.00%, 11/01/37	9,950	9,819,460
4.00%, 01/01/38	2,089	2,060,483
4.00%, 02/01/38	1,914	1,885,519
4.00%, 03/01/38	4,577	4,522,298
4.00%, 04/01/38	1,307	1,288,573
4.00%, 05/01/38	2,994	2,950,531
4.00%, 06/01/38	1,717	1,689,234
4.00%, 07/01/38	6,055	5,967,607
4.00%, 10/01/38	1,238	1,220,076
4.00%, 11/01/38	1,048	1,032,402
4.00%, 03/01/39	12	12,321
4.00%, 04/01/39	27	26,644
4.00%, 05/01/39	346	337,912
4.00%, 07/01/39	15	14,830
4.00%, 08/01/39	258	252,531
4.00%, 09/01/39	23	22,821
4.00%, 09/15/39(c)	26,250	25,897,878
4.00%, 10/01/39	2	1,925
4.00%, 11/01/39	84	81,507
4.00%, 12/01/39	2	2,596
4.00%, 02/01/40	14	13,546
4.00%, 05/01/40	14	13,938
4.00%, 07/01/40	34	33,312
4.00%, 08/01/40	820	799,650
4.00%, 09/01/40	746	727,300
4.00%, 10/01/40	331	321,998
4.00%, 11/01/40	4,791	4,685,416
4.00%, 12/01/40	1,731	1,690,706
4.00%, 01/01/41	8,355	8,177,073
4.00%, 02/01/41	770	751,711
4.00%, 03/01/41	673	655,009
4.00%, 04/01/41	30	29,493
4.00%, 05/01/41	1,054	1,026,770
4.00%, 08/01/41	2	1,667
4.00%, 09/01/41	1,851	1,808,753
4.00%, 10/01/41	2,461	2,405,389
4.00%, 11/01/41	115	111,412
4.00%, 12/01/41	700	681,337
4.00%, 01/01/42	991	965,567
4.00%, 02/01/42	172	169,228
4.00%, 03/01/42	4,797	4,678,543
4.00%, 05/01/42	758	737,458
4.00%, 06/01/42	31	30,097
4.00%, 07/01/42	333	324,559
4.00%, 08/01/42	2	2,163
4.00%, 09/01/42	5	4,448
4.00%, 12/01/42	163	159,611
4.00%, 01/01/43	1,819	1,782,574
4.00%, 08/01/43	17	16,995
4.00%, 09/01/43	1,082	1,058,050
4.00%, 10/01/43	139	134,953
4.00%, 11/01/43	271	263,293
4.00%, 12/01/43	4	4,347
4.00%, 01/01/44	746	726,395
4.00%, 02/01/44	9	8,396
4.00%, 03/01/44	1,022	998,895
4.00%, 04/01/44	898	875,694
4.00%, 05/01/44	8,321	8,113,265
4.00%, 06/01/44	2,463	2,405,811
4.00%, 07/01/44	6,767	6,618,165
Schedule of Investments
128

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 08/01/44	$188	$182,840
4.00%, 09/01/44	143	138,671
4.00%, 10/01/44	1,975	1,916,459
4.00%, 11/01/44	4,317	4,191,048
4.00%, 12/01/44	2,337	2,262,653
4.00%, 01/01/45	8,052	7,822,744
4.00%, 02/01/45	6,437	6,281,601
4.00%, 03/01/45	10,763	10,487,916
4.00%, 04/01/45	827	799,906
4.00%, 06/01/45	5,847	5,676,984
4.00%, 07/01/45	11,466	11,169,520
4.00%, 08/01/45	275	266,824
4.00%, 09/01/45	11,580	11,202,441
4.00%, 10/01/45	2,798	2,720,592
4.00%, 11/01/45	6,628	6,431,877
4.00%, 12/01/45	661	640,855
4.00%, 01/01/46	1,860	1,803,928
4.00%, 02/01/46	3,439	3,344,159
4.00%, 03/01/46	8,995	8,719,089
4.00%, 04/01/46	5,592	5,401,702
4.00%, 05/01/46	7,538	7,282,575
4.00%, 06/01/46	13,092	12,752,618
4.00%, 07/01/46	1,329	1,284,160
4.00%, 08/01/46	7,146	6,922,141
4.00%, 09/01/46	12,316	11,958,343
4.00%, 10/01/46	2,601	2,530,695
4.00%, 11/01/46	7,492	7,270,984
4.00%, 01/01/47	3,563	3,449,634
4.00%, 02/01/47	2,712	2,621,832
4.00%, 03/01/47	7,371	7,133,634
4.00%, 04/01/47	8,438	8,157,371
4.00%, 05/01/47	9,239	8,924,503
4.00%, 06/01/47	33,240	32,113,002
4.00%, 07/01/47	12,264	11,840,514
4.00%, 08/01/47	22,027	21,243,985
4.00%, 09/01/47	24,273	23,421,669
4.00%, 10/01/47	24,940	24,009,869
4.00%, 11/01/47	15,081	14,561,387
4.00%, 12/01/47	8,171	7,896,744
4.00%, 01/01/48	8,454	8,144,595
4.00%, 02/01/48	35,761	34,461,254
4.00%, 03/01/48	2,536	2,445,465
4.00%, 04/01/48	10,480	10,087,601
4.00%, 05/01/48	5,096	4,897,774
4.00%, 06/01/48	2,558	2,471,355
4.00%, 07/01/48	9,930	9,584,582
4.00%, 08/01/48	3,999	3,861,984
4.00%, 09/01/48	16,224	15,606,644
4.00%, 10/01/48	23,836	22,910,256
4.00%, 11/01/48	29,011	27,906,760
4.00%, 12/01/48	10,947	10,576,691
4.00%, 01/01/49	17,080	16,464,276
4.00%, 02/01/49	5,921	5,706,236
4.00%, 03/01/49	27,138	26,090,623
4.00%, 04/01/49	26,406	25,426,178
4.00%, 05/01/49	10,891	10,485,930
4.00%, 06/01/49	33,571	32,324,479
4.00%, 07/01/49	22,773	22,075,719
4.00%, 08/01/49	633	607,832
4.00%, 09/01/49	18,083	17,430,600
4.00%, 10/01/49	20,196	19,566,435
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 11/01/49	$44,744	$42,927,057
4.00%, 12/01/49	19,065	18,376,450
4.00%, 01/01/50	25,994	25,000,622
4.00%, 02/01/50	1,332	1,283,143
4.00%, 03/01/50	3,250	3,119,484
4.00%, 04/01/50	8,337	8,025,620
4.00%, 05/01/50	14,560	13,979,473
4.00%, 06/01/50	1,670	1,598,933
4.00%, 07/01/50	698	666,756
4.00%, 08/01/50	10,781	10,354,492
4.00%, 12/01/50	8,343	8,002,431
4.00%, 01/01/51	742	712,344
4.00%, 03/01/51	821	788,227
4.00%, 05/01/51	20,996	20,190,712
4.00%, 08/01/51	20,633	19,817,673
4.00%, 09/01/51	16,093	15,358,635
4.00%, 10/01/51	5,788	5,559,274
4.00%, 11/01/51	8,954	8,596,221
4.00%, 02/01/52	3,128	2,974,603
4.00%, 05/01/52	36,359	34,677,417
4.00%, 06/01/52	114,488	109,650,293
4.00%, 07/01/52	21,193	20,172,096
4.00%, 08/01/52	128,468	122,356,480
4.00%, 09/01/52	9,292	8,862,966
4.00%, 10/01/52	37,775	35,996,407
4.00%, 11/01/52	24,417	23,253,267
4.00%, 12/01/52	13,317	12,631,490
4.00%, 01/01/53	2,495	2,392,186
4.00%, 02/01/53	66,505	63,855,207
4.00%, 03/01/53	20,106	19,070,681
4.00%, 05/01/53	15,729	14,918,359
4.00%, 09/16/54(c)	23,683	22,471,907
4.50%, 10/01/24	3	3,086
4.50%, 10/01/24	0 (a)	84
4.50%, 11/01/24	0 (a)	118
4.50%, 12/01/24	1	703
4.50%, 12/01/24	0 (a)	171
4.50%, 01/01/25	0 (a)	100
4.50%, 02/01/25	28	27,176
4.50%, 02/01/25	0 (a)	281
4.50%, 04/01/25	54	54,015
4.50%, 04/01/25	0 (a)	504
4.50%, 05/01/25	2	1,979
4.50%, 06/01/25	55	54,640
4.50%, 08/01/25	31	30,714
4.50%, 09/01/25	3	2,952
4.50%, 04/01/26	1	1,236
4.50%, 10/01/26	122	121,467
4.50%, 01/01/27	26	26,053
4.50%, 11/01/28	0 (a)	470
4.50%, 08/01/31	1,024	1,026,200
4.50%, 04/01/33	337	338,480
4.50%, 07/01/33	34	33,710
4.50%, 08/01/33	26	24,471
4.50%, 09/01/33	5	5,111
4.50%, 10/01/33	13	12,352
4.50%, 11/01/33	19	18,852
4.50%, 12/01/33	267	267,854
4.50%, 01/01/34	1,114	1,120,629
4.50%, 02/01/34	275	276,309
4.50%, 04/01/34	1	1,387
129
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 05/01/34	$0 (a)	$477
4.50%, 05/01/34	6	6,119
4.50%, 06/01/34	238	237,697
4.50%, 08/01/34	918	924,841
4.50%, 09/01/34	161	163,733
4.50%, 12/01/34	2	2,336
4.50%, 01/01/35	911	910,325
4.50%, 02/01/35	0 (a)	340
4.50%, 03/01/35	1	1,301
4.50%, 05/01/35	0 (a)	165
4.50%, 07/01/35	0 (a)	325
4.50%, 08/01/35	1	856
4.50%, 09/01/35	6	6,278
4.50%, 10/01/35	1	1,336
4.50%, 12/01/35	28	27,488
4.50%, 01/01/36	0 (a)	355
4.50%, 03/01/36	1	1,475
4.50%, 07/01/37	3	2,664
4.50%, 03/01/38	2	2,329
4.50%, 04/01/38	0 (a)	477
4.50%, 04/01/38	101	101,286
4.50%, 05/01/38	4,963	4,960,881
4.50%, 06/01/38	1,082	1,080,446
4.50%, 06/01/38	0 (a)	288
4.50%, 08/01/38	18,212	18,175,620
4.50%, 09/01/38	9,293	9,323,319
4.50%, 11/01/38	2	2,486
4.50%, 01/01/39	5,103	5,093,052
4.50%, 02/01/39	0 (a)	300
4.50%, 02/01/39	597	596,785
4.50%, 03/01/39	38	37,932
4.50%, 04/01/39	1,229	1,228,849
4.50%, 05/01/39	692	695,492
4.50%, 06/01/39	129	128,295
4.50%, 07/01/39	139	139,433
4.50%, 08/01/39	2,007	2,007,270
4.50%, 09/01/39	61	60,928
4.50%, 10/01/39	4,047	4,047,826
4.50%, 11/01/39	24	24,201
4.50%, 12/01/39	291	292,805
4.50%, 01/01/40	1,328	1,330,855
4.50%, 02/01/40	257	260,604
4.50%, 03/01/40	221	221,103
4.50%, 04/01/40	84	84,042
4.50%, 05/01/40	131	131,606
4.50%, 06/01/40	23	23,461
4.50%, 07/01/40	44	43,433
4.50%, 08/01/40	104	103,585
4.50%, 09/01/40	1,727	1,725,677
4.50%, 10/01/40	236	235,839
4.50%, 12/01/40	1,825	1,827,784
4.50%, 01/01/41	1,800	1,798,080
4.50%, 02/01/41	341	341,555
4.50%, 03/01/41	2,009	2,011,980
4.50%, 04/01/41	12,312	12,334,089
4.50%, 05/01/41	10,759	10,753,467
4.50%, 06/01/41	4,398	4,402,258
4.50%, 07/01/41	274	273,510
4.50%, 08/01/41	2,855	2,853,137
4.50%, 09/01/41	4,426	4,440,608
4.50%, 10/01/41	88	87,271
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 11/01/41	$236	$236,636
4.50%, 12/01/41	2,341	2,360,400
4.50%, 01/01/42	2,410	2,406,443
4.50%, 04/01/42	90	89,850
4.50%, 07/01/42	2,417	2,414,112
4.50%, 09/01/42	1,273	1,271,149
4.50%, 10/01/42	1,632	1,639,785
4.50%, 01/01/43	124	123,965
4.50%, 09/01/43	2,196	2,210,698
4.50%, 10/01/43	710	711,881
4.50%, 11/01/43	1,711	1,705,733
4.50%, 12/01/43	1,127	1,134,692
4.50%, 01/01/44	237	237,426
4.50%, 02/01/44	401	400,369
4.50%, 03/01/44	6,252	6,272,197
4.50%, 04/01/44	8,989	9,050,747
4.50%, 05/01/44	488	485,383
4.50%, 06/01/44	1,269	1,265,604
4.50%, 07/01/44	198	197,637
4.50%, 08/01/44	888	888,030
4.50%, 09/01/44	6,472	6,448,773
4.50%, 10/01/44	178	176,447
4.50%, 11/01/44	8,333	8,321,963
4.50%, 12/01/44	6,359	6,377,400
4.50%, 01/01/45	780	782,747
4.50%, 02/01/45	7,747	7,752,279
4.50%, 03/01/45	1,081	1,078,846
4.50%, 04/01/45	4	4,371
4.50%, 08/01/45	1,872	1,874,487
4.50%, 09/01/45	315	315,348
4.50%, 10/01/45	4,834	4,857,519
4.50%, 11/01/45	387	385,535
4.50%, 12/01/45	105	104,601
4.50%, 01/01/46	79	78,500
4.50%, 02/01/46	6,001	5,995,142
4.50%, 03/01/46	18,216	18,195,672
4.50%, 04/01/46	4,263	4,258,178
4.50%, 05/01/46	927	925,643
4.50%, 06/01/46	1,026	1,031,324
4.50%, 07/01/46	790	789,688
4.50%, 08/01/46	5,577	5,550,016
4.50%, 08/01/46	0 (a)	483
4.50%, 09/01/46	160	158,559
4.50%, 10/01/46	650	644,731
4.50%, 11/01/46	78	77,399
4.50%, 12/01/46	408	405,278
4.50%, 01/01/47	599	594,957
4.50%, 02/01/47	437	433,092
4.50%, 03/01/47	1,084	1,080,048
4.50%, 04/01/47	11,654	11,604,635
4.50%, 05/01/47	1,447	1,439,773
4.50%, 06/01/47	7,255	7,194,648
4.50%, 07/01/47	1,939	1,923,932
4.50%, 08/01/47	4,276	4,268,800
4.50%, 09/01/47	3,217	3,188,329
4.50%, 10/01/47	5,569	5,536,454
4.50%, 11/01/47	1,967	1,956,435
4.50%, 12/01/47	622	618,512
4.50%, 01/01/48	1,425	1,414,277
4.50%, 02/01/48	4,372	4,347,219
4.50%, 03/01/48	525	523,103
Schedule of Investments
130

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/01/48	$10,517	$10,391,248
4.50%, 05/01/48	4,442	4,398,723
4.50%, 06/01/48	3,405	3,361,351
4.50%, 07/01/48	3,143	3,100,643
4.50%, 08/01/48	26,663	26,405,390
4.50%, 09/01/48	10,963	10,869,681
4.50%, 10/01/48	13,562	13,402,609
4.50%, 11/01/48	7,876	7,820,903
4.50%, 12/01/48	35,018	34,678,255
4.50%, 01/01/49	16,077	15,931,093
4.50%, 02/01/49	13,534	13,388,842
4.50%, 03/01/49	8,167	8,048,552
4.50%, 04/01/49	8,723	8,669,654
4.50%, 05/01/49	9,907	9,770,738
4.50%, 06/01/49	1,704	1,678,349
4.50%, 07/01/49	3,359	3,321,146
4.50%, 08/01/49	1,942	1,913,525
4.50%, 09/01/49	5,792	5,706,952
4.50%, 10/01/49	1,986	1,956,416
4.50%, 11/01/49	20,056	19,863,296
4.50%, 12/01/49	10,604	10,553,569
4.50%, 01/01/50	1,550	1,534,660
4.50%, 02/01/50	17,972	17,735,315
4.50%, 03/01/50	7,214	7,108,752
4.50%, 04/01/50	32,567	32,370,686
4.50%, 05/01/50	16,038	15,805,254
4.50%, 06/01/50	471	463,241
4.50%, 08/01/50	565	556,149
4.50%, 09/01/50	32,411	31,958,035
4.50%, 12/01/50	354	348,343
4.50%, 01/01/51	195	193,544
4.50%, 02/01/51	10,628	10,473,121
4.50%, 07/01/51	15,161	14,918,708
4.50%, 05/01/52	3,868	3,826,280
4.50%, 06/01/52	35,351	34,539,416
4.50%, 07/01/52	86,878	84,745,070
4.50%, 08/01/52	42,619	41,577,945
4.50%, 09/01/52	81,074	79,009,110
4.50%, 10/01/52	52,274	51,099,720
4.50%, 11/01/52	34,044	33,203,797
4.50%, 12/01/52	49,589	48,548,004
4.50%, 02/01/53	14,643	14,398,891
4.50%, 03/01/53	28,493	27,736,807
4.50%, 04/01/53	27,418	26,738,134
4.50%, 05/01/53	2,880	2,819,978
4.50%, 06/01/53	2,439	2,388,588
4.50%, 08/01/53	15,287	14,942,891
4.50%, 09/01/53	1,277	1,242,548
4.50%, 01/01/54	45,342	44,171,458
4.50%, 04/01/54	9,820	9,564,333
4.50%, 06/01/54	15,414	15,067,888
4.50%, 09/16/54(c)	2,375	2,310,262
5.00%, 12/01/24	0 (a)	1
5.00%, 05/01/25	0 (a)	62
5.00%, 09/01/25	0 (a)	10
5.00%, 11/01/32	1	1,269
5.00%, 03/01/33	2	2,137
5.00%, 05/01/33	16	15,920
5.00%, 06/01/33	1	909
5.00%, 07/01/33	70	70,717
5.00%, 08/01/33	252	256,372
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/01/33	$0 (a)	$367
5.00%, 09/01/33	20	21,005
5.00%, 10/01/33	0 (a)	472
5.00%, 11/01/33	1,143	1,161,123
5.00%, 02/01/34	2	2,257
5.00%, 03/01/34	17	17,659
5.00%, 04/01/34	14	14,607
5.00%, 05/01/34	488	495,498
5.00%, 06/01/34	0 (a)	485
5.00%, 07/01/34	6	6,020
5.00%, 08/01/34	18	18,270
5.00%, 09/01/34	3	3,208
5.00%, 10/01/34	7	7,286
5.00%, 12/01/34	166	168,314
5.00%, 01/01/35	119	120,510
5.00%, 02/01/35	566	574,979
5.00%, 03/01/35	33	33,372
5.00%, 04/01/35	8	8,491
5.00%, 05/01/35	6	5,842
5.00%, 06/01/35	62	63,256
5.00%, 07/01/35	711	722,410
5.00%, 08/01/35	52	51,802
5.00%, 08/01/35	0 (a)	296
5.00%, 09/01/35	106	106,359
5.00%, 09/01/35	0 (a)	478
5.00%, 10/01/35	35	36,083
5.00%, 11/01/35	321	327,742
5.00%, 11/01/35	0 (a)	370
5.00%, 12/01/35	3	3,241
5.00%, 01/01/36	12	12,541
5.00%, 02/01/36	6	6,500
5.00%, 03/01/36	412	419,561
5.00%, 03/01/36	0 (a)	230
5.00%, 04/01/36	0 (a)	800
5.00%, 05/01/36	319	324,954
5.00%, 06/01/36	30	30,724
5.00%, 07/01/36	17	17,418
5.00%, 08/01/36	1	596
5.00%, 11/01/36	2	1,970
5.00%, 12/01/36	1	1,356
5.00%, 02/01/37	12	12,172
5.00%, 03/01/37	7	7,437
5.00%, 04/01/37	1	1,436
5.00%, 05/01/37	8	7,828
5.00%, 06/01/37	5	5,271
5.00%, 07/01/37	313	317,620
5.00%, 01/01/38	3	3,159
5.00%, 02/01/38	520	529,697
5.00%, 02/01/38	0 (a)	252
5.00%, 03/01/38	32	32,643
5.00%, 03/01/38	0 (a)	477
5.00%, 04/01/38	70	71,065
5.00%, 04/01/38	0 (a)	572
5.00%, 05/01/38	995	1,004,990
5.00%, 05/01/38	0 (a)	460
5.00%, 06/01/38	2	1,811
5.00%, 07/01/38	64	65,747
5.00%, 07/01/38	0 (a)	484
5.00%, 12/01/38	4	4,152
5.00%, 01/01/39	153	157,033
5.00%, 02/01/39	14	14,383
131
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/01/39	$356	$363,718
5.00%, 03/01/39	0 (a)	453
5.00%, 04/01/39	2,821	2,886,478
5.00%, 04/01/39	0 (a)	776
5.00%, 05/01/39	696	712,617
5.00%, 06/01/39	546	555,439
5.00%, 07/01/39	2,016	2,038,216
5.00%, 08/01/39	494	505,106
5.00%, 09/01/39	336	342,921
5.00%, 10/01/39	316	324,223
5.00%, 11/01/39	50	51,355
5.00%, 12/01/39	1,146	1,171,938
5.00%, 01/01/40	89	90,350
5.00%, 02/01/40	38	39,099
5.00%, 03/01/40	201	206,414
5.00%, 04/01/40	724	740,267
5.00%, 05/01/40	7,656	7,829,383
5.00%, 06/01/40	179	184,312
5.00%, 07/01/40	814	831,778
5.00%, 08/01/40	4,316	4,416,645
5.00%, 09/01/40	580	592,874
5.00%, 10/01/40	118	120,868
5.00%, 11/01/40	14	14,231
5.00%, 12/01/40	943	964,463
5.00%, 01/01/41	139	142,081
5.00%, 02/01/41	389	397,266
5.00%, 03/01/41	1,264	1,292,852
5.00%, 04/01/41	1,799	1,840,756
5.00%, 05/01/41	5,870	6,002,808
5.00%, 06/01/41	863	881,351
5.00%, 07/01/41	399	408,086
5.00%, 08/01/41	978	999,784
5.00%, 11/01/41	95	96,656
5.00%, 04/01/42	348	355,396
5.00%, 08/01/43	20	20,730
5.00%, 09/01/43	354	361,072
5.00%, 10/01/43	863	882,324
5.00%, 11/01/43	41	41,513
5.00%, 12/01/43	107	109,361
5.00%, 01/01/44	1,255	1,283,480
5.00%, 03/01/44	383	389,352
5.00%, 06/01/44	148	149,568
5.00%, 07/01/44	884	904,162
5.00%, 08/01/44	113	114,500
5.00%, 09/01/44	746	758,599
5.00%, 11/01/44	397	403,114
5.00%, 01/01/45	6	6,300
5.00%, 07/01/45	2,624	2,684,169
5.00%, 03/01/47	16	16,473
5.00%, 04/01/47	47	47,991
5.00%, 05/01/47	488	493,974
5.00%, 07/01/47	500	510,479
5.00%, 08/01/47	147	148,207
5.00%, 09/01/47	771	776,647
5.00%, 10/01/47	414	417,276
5.00%, 11/01/47	68	68,398
5.00%, 02/01/48	595	599,560
5.00%, 03/01/48	1,224	1,234,153
5.00%, 04/01/48	1,482	1,498,464
5.00%, 06/01/48	1,540	1,556,567
5.00%, 07/01/48	3,001	3,036,886
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 08/01/48	$4,619	$4,666,100
5.00%, 09/01/48	4,553	4,605,522
5.00%, 10/01/48	2,820	2,857,330
5.00%, 11/01/48	11,038	11,129,980
5.00%, 12/01/48	1,229	1,243,955
5.00%, 01/01/49	9,011	9,102,405
5.00%, 02/01/49	4,975	5,024,941
5.00%, 03/01/49	4,628	4,676,516
5.00%, 04/01/49	6,620	6,692,608
5.00%, 05/01/49	1,819	1,832,803
5.00%, 07/01/49	6,993	7,066,874
5.00%, 08/01/49	15,769	15,985,470
5.00%, 09/01/49	10,323	10,455,000
5.00%, 10/01/49	23,253	23,484,721
5.00%, 11/01/49	845	851,317
5.00%, 12/01/49	1,025	1,032,476
5.00%, 03/01/50	1,521	1,532,115
5.00%, 04/01/50	781	785,454
5.00%, 05/01/50	480	482,640
5.00%, 09/01/50	29	29,626
5.00%, 10/01/50	3,368	3,392,125
5.00%, 01/01/51	1,121	1,127,333
5.00%, 06/01/52	6,825	6,797,905
5.00%, 07/01/52	23,829	23,767,083
5.00%, 08/01/52	39,833	39,897,282
5.00%, 09/01/52	61,123	60,973,088
5.00%, 10/01/52	44,527	44,445,616
5.00%, 11/01/52	155,420	154,956,045
5.00%, 12/01/52	34,183	34,196,968
5.00%, 02/01/53	101,687	101,586,563
5.00%, 03/01/53	8,177	8,159,387
5.00%, 04/01/53	38,209	37,955,192
5.00%, 05/01/53	118,137	117,351,505
5.00%, 06/01/53	52,156	51,819,241
5.00%, 07/01/53	28,393	28,357,225
5.00%, 08/01/53	27,065	26,863,898
5.00%, 09/01/53	12,771	12,676,452
5.00%, 10/01/53	81,638	81,277,549
5.00%, 12/01/53	5,593	5,551,473
5.00%, 02/01/54	33,141	32,896,393
5.00%, 03/01/54	13,862	13,867,897
5.00%, 06/01/54	4,030	4,021,474
5.00%, 09/16/54(c)	34,097	33,851,573
5.50%, 03/01/28	84	84,279
5.50%, 10/01/28	0 (a)	179
5.50%, 12/01/28	0 (a)	90
5.50%, 07/01/29	1	1,087
5.50%, 04/01/31	1	609
5.50%, 12/01/31	9	9,599
5.50%, 01/01/32	0 (a)	437
5.50%, 01/01/32	4	4,504
5.50%, 02/01/32	1	1,376
5.50%, 11/01/32	0 (a)	359
5.50%, 12/01/32	4	4,207
5.50%, 01/01/33	20	21,373
5.50%, 02/01/33	4	4,295
5.50%, 02/01/33	0 (a)	428
5.50%, 03/01/33	19	18,443
5.50%, 03/01/33	0 (a)	964
5.50%, 04/01/33	46	46,426
5.50%, 04/01/33	0 (a)	352
Schedule of Investments
132

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 05/01/33	$419	$432,045
5.50%, 06/01/33	29	29,851
5.50%, 07/01/33	85	87,958
5.50%, 08/01/33	1	1,100
5.50%, 09/01/33	0 (a)	149
5.50%, 09/01/33	3	3,105
5.50%, 10/01/33	343	352,762
5.50%, 10/01/33	0 (a)	413
5.50%, 11/01/33	820	845,754
5.50%, 11/01/33	0 (a)	452
5.50%, 12/01/33	1	725
5.50%, 01/01/34	28	27,927
5.50%, 02/01/34	17	17,879
5.50%, 02/01/34	0 (a)	408
5.50%, 03/01/34	7	7,550
5.50%, 04/01/34	40	41,741
5.50%, 05/01/34	38	39,824
5.50%, 06/01/34	18	18,713
5.50%, 07/01/34	8	8,187
5.50%, 09/01/34	615	635,442
5.50%, 10/01/34	1	563
5.50%, 11/01/34	18	18,238
5.50%, 12/01/34	0 (a)	409
5.50%, 12/01/34	10	10,794
5.50%, 01/01/35	30	30,949
5.50%, 02/01/35	51	53,502
5.50%, 03/01/35	22	23,177
5.50%, 04/01/35	15	15,679
5.50%, 04/01/35	0 (a)	474
5.50%, 05/01/35	10	9,631
5.50%, 06/01/35	20	20,786
5.50%, 07/01/35	18	18,995
5.50%, 08/01/35	8	8,230
5.50%, 09/01/35	149	153,278
5.50%, 09/01/35	0 (a)	379
5.50%, 10/01/35	11	10,355
5.50%, 11/01/35	30	30,294
5.50%, 12/01/35	26	26,429
5.50%, 12/01/35	0 (a)	276
5.50%, 01/01/36	15	15,202
5.50%, 02/01/36	55	56,694
5.50%, 03/01/36	1	545
5.50%, 04/01/36	1,020	1,056,942
5.50%, 05/01/36	256	265,386
5.50%, 06/01/36	1	576
5.50%, 07/01/36	9	9,147
5.50%, 08/01/36	21	22,116
5.50%, 09/01/36	1,524	1,572,233
5.50%, 10/01/36	7	7,524
5.50%, 11/01/36	14	14,204
5.50%, 11/01/36	0 (a)	92
5.50%, 12/01/36	0 (a)	553
5.50%, 12/01/36	18	18,371
5.50%, 01/01/37	0 (a)	217
5.50%, 01/01/37	21	21,785
5.50%, 02/01/37	50	51,750
5.50%, 03/01/37	33	34,398
5.50%, 04/01/37	7	6,657
5.50%, 05/01/37	196	203,786
5.50%, 05/01/37	0 (a)	447
5.50%, 06/01/37	107	110,573
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 06/01/37	$0 (a)	$360
5.50%, 07/01/37	18	16,401
5.50%, 07/01/37	0 (a)	676
5.50%, 08/01/37	1,335	1,383,726
5.50%, 08/01/37	0 (a)	288
5.50%, 09/01/37	0 (a)	420
5.50%, 10/01/37	2	1,686
5.50%, 10/01/37	0 (a)	689
5.50%, 11/01/37	8	8,630
5.50%, 12/01/37	42	43,741
5.50%, 12/01/37	0 (a)	199
5.50%, 01/01/38	12	11,239
5.50%, 02/01/38	25	26,247
5.50%, 03/01/38	573	597,199
5.50%, 04/01/38	0 (a)	349
5.50%, 04/01/38	50	52,549
5.50%, 05/01/38	186	192,012
5.50%, 06/01/38	196	201,438
5.50%, 06/01/38	0 (a)	859
5.50%, 07/01/38	407	424,586
5.50%, 07/01/38	0 (a)	685
5.50%, 08/01/38	583	604,121
5.50%, 08/01/38	0 (a)	168
5.50%, 09/01/38	5	5,565
5.50%, 10/01/38	3	2,790
5.50%, 11/01/38	760	791,724
5.50%, 11/01/38	0 (a)	424
5.50%, 12/01/38	28	28,372
5.50%, 01/01/39	32	32,836
5.50%, 02/01/39	29	30,676
5.50%, 03/01/39	9	9,681
5.50%, 04/01/39	17	16,975
5.50%, 06/01/39	120	125,473
5.50%, 07/01/39	13	13,287
5.50%, 08/01/39	1	1,052
5.50%, 09/01/39	23	23,550
5.50%, 10/01/39	5	5,293
5.50%, 11/01/39	25	25,815
5.50%, 12/01/39	57	59,250
5.50%, 01/01/40	28	29,357
5.50%, 05/01/40	106	110,799
5.50%, 06/01/40	52	54,456
5.50%, 07/01/40	1,286	1,338,496
5.50%, 09/01/40	3,125	3,251,806
5.50%, 07/01/41	228	237,405
5.50%, 09/01/41	5,533	5,729,861
5.50%, 05/01/44	4,567	4,770,319
5.50%, 01/01/47	1,414	1,464,998
5.50%, 06/01/48	80	82,938
5.50%, 11/01/48	1,624	1,678,308
5.50%, 12/01/48	1,859	1,921,831
5.50%, 01/01/49	2,460	2,542,663
5.50%, 02/01/49	455	469,883
5.50%, 03/01/49	102	105,382
5.50%, 06/01/49	8,571	8,858,472
5.50%, 08/01/52	86,108	87,510,041
5.50%, 09/01/52	17,834	18,199,720
5.50%, 10/01/52	1,321	1,342,334
5.50%, 11/01/52	41,003	41,592,494
5.50%, 12/01/52	43,083	43,868,576
5.50%, 01/01/53	56,312	56,974,987
133
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/53	$97,417	$98,830,216
5.50%, 03/01/53	66,776	67,377,318
5.50%, 04/01/53	87,275	88,315,450
5.50%, 05/01/53	168,118	169,387,928
5.50%, 06/01/53	114,157	115,507,319
5.50%, 07/01/53	81,690	82,537,696
5.50%, 08/01/53	16,037	16,203,242
5.50%, 09/01/53	33,093	33,649,717
5.50%, 10/01/53	89,312	90,192,606
5.50%, 11/01/53	64,583	65,341,361
5.50%, 02/01/54	4,271	4,300,370
5.50%, 03/01/54	93,206	93,889,295
5.50%, 04/01/54	97,115	97,968,954
5.50%, 05/01/54	13,139	13,266,548
5.50%, 09/15/54(c)	247,629	249,310,433
6.00%, 03/01/28	0 (a)	338
6.00%, 04/01/28	0 (a)	44
6.00%, 11/01/28	0 (a)	399
6.00%, 12/01/28	0 (a)	788
6.00%, 01/01/29	0 (a)	212
6.00%, 01/01/29	1	986
6.00%, 02/01/29	0 (a)	1,174
6.00%, 02/01/29	2	2,479
6.00%, 03/01/29	0 (a)	505
6.00%, 03/01/29	1	953
6.00%, 04/01/29	2	1,502
6.00%, 05/01/29	0 (a)	115
6.00%, 06/01/29	0 (a)	492
6.00%, 07/01/29	1	1,200
6.00%, 04/01/30	1	863
6.00%, 04/01/31	1	762
6.00%, 04/01/31	0 (a)	20
6.00%, 05/01/31	2	1,590
6.00%, 05/01/31	0 (a)	328
6.00%, 11/01/31	5	5,044
6.00%, 02/01/32	2	1,798
6.00%, 03/01/32	2	1,368
6.00%, 04/01/32	3	3,407
6.00%, 06/01/32	0 (a)	492
6.00%, 09/01/32	2	2,243
6.00%, 11/01/32	24	25,097
6.00%, 12/01/32	17	17,583
6.00%, 12/01/32	0 (a)	636
6.00%, 01/01/33	15	15,627
6.00%, 02/01/33	5	5,190
6.00%, 02/01/33	0 (a)	387
6.00%, 03/01/33	14	14,342
6.00%, 03/01/33	0 (a)	52
6.00%, 05/01/33	2	1,678
6.00%, 10/01/33	2	1,856
6.00%, 11/01/33	1	1,352
6.00%, 12/01/33	13	14,781
6.00%, 02/01/34	3	3,135
6.00%, 03/01/34	1,084	1,135,516
6.00%, 04/01/34	2	2,101
6.00%, 05/01/34	185	192,915
6.00%, 08/01/34	241	251,872
6.00%, 09/01/34	0 (a)	457
6.00%, 09/01/34	10	10,091
6.00%, 10/01/34	11	11,448
6.00%, 11/01/34	72	75,737
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 11/01/34	$0 (a)	$421
6.00%, 12/01/34	0 (a)	489
6.00%, 12/01/34	4	4,010
6.00%, 01/01/35	23	23,832
6.00%, 02/01/35	9	9,279
6.00%, 04/01/35	3	2,591
6.00%, 06/01/35	7	6,945
6.00%, 07/01/35	63	66,218
6.00%, 09/01/35	9	9,660
6.00%, 10/01/35	31	31,879
6.00%, 12/01/35	30	31,245
6.00%, 01/01/36	4	4,936
6.00%, 01/01/36	0 (a)	111
6.00%, 02/01/36	2	1,738
6.00%, 03/01/36	1	729
6.00%, 05/01/36	0 (a)	541
6.00%, 05/01/36	18	18,607
6.00%, 06/01/36	381	400,830
6.00%, 07/01/36	8	8,528
6.00%, 08/01/36	373	395,076
6.00%, 10/01/36	13	13,426
6.00%, 11/01/36	31	32,486
6.00%, 11/01/36	0 (a)	569
6.00%, 12/01/36	9	9,527
6.00%, 01/01/37	2	2,524
6.00%, 02/01/37	61	65,361
6.00%, 02/01/37	0 (a)	980
6.00%, 03/01/37	24	25,326
6.00%, 04/01/37	0 (a)	318
6.00%, 04/01/37	15	15,430
6.00%, 06/01/37	20	21,892
6.00%, 07/01/37	19	20,096
6.00%, 07/01/37	0 (a)	916
6.00%, 08/01/37	14	13,903
6.00%, 09/01/37	10	10,919
6.00%, 10/01/37	3	3,196
6.00%, 10/01/37	0 (a)	505
6.00%, 11/01/37	29	30,169
6.00%, 12/01/37	22	23,523
6.00%, 12/01/37	0 (a)	261
6.00%, 01/01/38	73	77,674
6.00%, 02/01/38	28	29,377
6.00%, 02/01/38	0 (a)	309
6.00%, 03/01/38	293	310,853
6.00%, 04/01/38	21	21,909
6.00%, 05/01/38	695	735,333
6.00%, 07/01/38	14	14,879
6.00%, 08/01/38	78	82,382
6.00%, 09/01/38	21	22,101
6.00%, 09/01/38	0 (a)	302
6.00%, 10/01/38	13	13,263
6.00%, 11/01/38	9	9,306
6.00%, 12/01/38	5	5,483
6.00%, 06/01/39	1,925	2,018,172
6.00%, 09/01/39	1	1,405
6.00%, 10/01/39	164	173,974
6.00%, 04/01/40	27	28,707
6.00%, 09/01/40	4	3,922
6.00%, 10/01/40	38	40,088
6.00%, 07/01/41	552	584,521
6.00%, 02/01/49	835	885,206
Schedule of Investments
134

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 01/01/53	$29,957	$30,713,211
6.00%, 02/01/53	21,036	21,531,157
6.00%, 04/01/53	2,827	2,929,528
6.00%, 05/01/53	3,843	3,975,103
6.00%, 06/01/53	11,722	12,019,860
6.00%, 07/01/53	170,104	174,933,596
6.00%, 08/01/53	170,241	174,908,690
6.00%, 09/01/53	61,224	62,720,276
6.00%, 10/01/53	191,791	196,302,473
6.00%, 11/01/53	82,309	84,091,629
6.00%, 12/01/53	34,797	35,621,845
6.00%, 02/01/54	32,718	33,500,176
6.00%, 03/01/54	55,056	56,247,760
6.00%, 04/01/54	86,410	88,614,456
6.00%, 06/01/54	55,980	57,076,692
6.00%, 07/01/54	36,830	37,649,124
6.00%, 08/01/54	176,252	180,419,769
6.00%, 09/15/54(c)	328,725	334,759,129
6.50%, 12/01/25	0 (a)	50
6.50%, 01/01/26	0 (a)	5
6.50%, 02/01/26	0 (a)	43
6.50%, 03/01/26	0 (a)	60
6.50%, 04/01/26	0 (a)	32
6.50%, 05/01/26	0 (a)	41
6.50%, 06/01/26	0 (a)	32
6.50%, 11/01/26	0 (a)	24
6.50%, 03/01/27	0 (a)	129
6.50%, 04/01/27	0 (a)	27
6.50%, 11/01/27	0 (a)	50
6.50%, 12/01/27	0 (a)	657
6.50%, 01/01/28	0 (a)	399
6.50%, 02/01/28	0 (a)	51
6.50%, 04/01/28	0 (a)	110
6.50%, 04/01/28	1	652
6.50%, 05/01/28	0 (a)	482
6.50%, 08/01/28	3	3,432
6.50%, 08/01/28	0 (a)	17
6.50%, 09/01/28	0 (a)	163
6.50%, 09/01/28	1	670
6.50%, 10/01/28	0 (a)	159
6.50%, 10/01/28	1	638
6.50%, 11/01/28	0 (a)	285
6.50%, 12/01/28	1	512
6.50%, 12/01/28	0 (a)	248
6.50%, 01/01/29	1	756
6.50%, 01/01/29	0 (a)	193
6.50%, 02/01/29	1	747
6.50%, 02/01/29	0 (a)	64
6.50%, 03/01/29	0 (a)	515
6.50%, 03/01/29	3	2,567
6.50%, 04/01/29	1	522
6.50%, 04/01/29	0 (a)	234
6.50%, 05/01/29	0 (a)	741
6.50%, 06/01/29	10	9,158
6.50%, 06/01/29	0 (a)	863
6.50%, 07/01/29	0 (a)	701
6.50%, 07/01/29	1	748
6.50%, 08/01/29	0 (a)	187
6.50%, 09/01/29	0 (a)	350
6.50%, 11/01/29	0 (a)	127
6.50%, 05/01/30	0 (a)	87
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 01/01/31	$0 (a)	$76
6.50%, 03/01/31	0 (a)	210
6.50%, 04/01/31	0 (a)	66
6.50%, 04/01/31	2	1,539
6.50%, 05/01/31	0 (a)	893
6.50%, 05/01/31	3	2,511
6.50%, 06/01/31	0 (a)	80
6.50%, 07/01/31	0 (a)	955
6.50%, 07/01/31	1	832
6.50%, 08/01/31	0 (a)	215
6.50%, 08/01/31	1	731
6.50%, 09/01/31	3	2,685
6.50%, 10/01/31	4	3,508
6.50%, 10/01/31	0 (a)	362
6.50%, 11/01/31	2	1,562
6.50%, 12/01/31	0 (a)	588
6.50%, 12/01/31	2	2,416
6.50%, 02/01/32	0 (a)	657
6.50%, 02/01/32	2	2,027
6.50%, 03/01/32	8	7,851
6.50%, 04/01/32	0 (a)	493
6.50%, 05/01/32	3	2,921
6.50%, 05/01/32	0 (a)	443
6.50%, 06/01/32	1	1,515
6.50%, 06/01/32	0 (a)	235
6.50%, 07/01/32	5	4,603
6.50%, 07/01/32	0 (a)	431
6.50%, 08/01/32	11	11,214
6.50%, 08/01/32	0 (a)	452
6.50%, 09/01/32	8	8,935
6.50%, 11/01/32	0 (a)	215
6.50%, 01/01/33	0 (a)	342
6.50%, 03/01/33	4	4,439
6.50%, 05/01/33	0 (a)	731
6.50%, 06/01/33	5	5,145
6.50%, 07/01/33	0 (a)	32
6.50%, 09/01/33	0 (a)	153
6.50%, 11/01/33	4	4,044
6.50%, 01/01/34	6	6,161
6.50%, 03/01/34	0 (a)	199
6.50%, 05/01/34	10	10,236
6.50%, 08/01/34	6	6,719
6.50%, 09/01/34	12	12,204
6.50%, 10/01/34	2	1,896
6.50%, 11/01/34	1	847
6.50%, 04/01/35	2	2,307
6.50%, 02/01/36	5	4,447
6.50%, 05/01/36	1	896
6.50%, 06/01/36	0 (a)	424
6.50%, 07/01/36	0 (a)	331
6.50%, 07/01/36	1	788
6.50%, 08/01/36	28	29,783
6.50%, 08/01/36	0 (a)	229
6.50%, 09/01/36	120	129,039
6.50%, 09/01/36	0 (a)	493
6.50%, 10/01/36	25	26,706
6.50%, 11/01/36	0 (a)	332
6.50%, 12/01/36	27	28,648
6.50%, 12/01/36	0 (a)	616
6.50%, 02/01/37	6	6,307
6.50%, 03/01/37	2	2,169
135
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 06/01/37	$1	$535
6.50%, 07/01/37	32	33,335
6.50%, 07/01/37	0 (a)	291
6.50%, 08/01/37	998	1,073,981
6.50%, 08/01/37	0 (a)	104
6.50%, 09/01/37	0 (a)	145
6.50%, 09/01/37	7	8,359
6.50%, 10/01/37	68	72,879
6.50%, 10/01/37	0 (a)	1,175
6.50%, 11/01/37	17	18,868
6.50%, 11/01/37	0 (a)	230
6.50%, 12/01/37	40	42,388
6.50%, 12/01/37	0 (a)	663
6.50%, 01/01/38	4	4,709
6.50%, 02/01/38	6	5,959
6.50%, 03/01/38	0 (a)	467
6.50%, 03/01/38	12	13,116
6.50%, 05/01/38	37	39,681
6.50%, 06/01/38	11	12,348
6.50%, 09/01/38	4	4,354
6.50%, 12/01/38	4	4,394
6.50%, 01/01/39	7	7,383
6.50%, 03/01/39	3	3,191
6.50%, 05/01/39	2	2,056
6.50%, 10/01/39	980	1,054,886
6.50%, 05/01/40	625	672,066
6.50%, 04/01/53	23,820	24,900,753
6.50%, 07/01/53	10,636	11,083,313
6.50%, 08/01/53	82,122	85,575,394
6.50%, 09/01/53	34,912	36,219,741
6.50%, 10/01/53	147,135	153,119,528
6.50%, 11/01/53	102,004	105,642,904
6.50%, 12/01/53	129,976	135,141,024
6.50%, 01/01/54	44,284	45,928,472
6.50%, 02/01/54	63,892	66,623,844
6.50%, 03/01/54	23,201	23,997,688
6.50%, 04/01/54	16,646	17,196,721
6.50%, 05/01/54	32,492	33,511,941
6.50%, 08/01/54	21,889	22,703,708
6.50%, 09/17/54(c)	74,300	76,503,985
7.00%, 08/01/25	0 (a)	26
7.00%, 09/01/25	0 (a)	24
7.00%, 10/01/25	0 (a)	24
7.00%, 12/01/25	0 (a)	551
7.00%, 02/01/26	0 (a)	62
7.00%, 03/01/26	0 (a)	122
7.00%, 04/01/26	0 (a)	16
7.00%, 05/01/26	0 (a)	173
7.00%, 08/01/26	0 (a)	38
7.00%, 11/01/26	1	760
7.00%, 02/01/27	0 (a)	16
7.00%, 04/01/27	0 (a)	81
7.00%, 07/01/27	0 (a)	171
7.00%, 08/01/27	1	990
7.00%, 09/01/27	0 (a)	443
7.00%, 11/01/27	0 (a)	96
7.00%, 12/01/27	0 (a)	87
7.00%, 03/01/28	0 (a)	340
7.00%, 04/01/28	0 (a)	292
7.00%, 07/01/28	0 (a)	666
7.00%, 08/01/28	0 (a)	139
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.00%, 01/01/29	$0 (a)	$200
7.00%, 02/01/29	0 (a)	241
7.00%, 05/01/29	0 (a)	373
7.00%, 06/01/29	0 (a)	385
7.00%, 07/01/29	0 (a)	5
7.00%, 08/01/29	0 (a)	122
7.00%, 08/01/29	1	735
7.00%, 01/01/30	0 (a)	63
7.00%, 02/01/30	0 (a)	137
7.00%, 09/01/30	1	539
7.00%, 12/01/30	0 (a)	89
7.00%, 02/01/31	0 (a)	115
7.00%, 09/01/31	0 (a)	403
7.00%, 11/01/31	0 (a)	43
7.00%, 03/01/32	2	2,517
7.00%, 04/01/32	18	19,082
7.00%, 04/01/32	0 (a)	257
7.00%, 05/01/32	2	2,536
7.00%, 05/01/32	0 (a)	586
7.00%, 07/01/32	0 (a)	338
7.00%, 08/01/32	1	675
7.00%, 10/01/32	0 (a)	633
7.00%, 12/01/32	7	7,517
7.00%, 01/01/36	2	1,718
7.00%, 07/01/36	1	790
7.00%, 08/01/36	1	804
7.00%, 01/01/37	1	1,161
7.00%, 03/01/37	2	2,523
7.00%, 04/01/37	319	348,990
7.00%, 04/01/37	0 (a)	2
7.00%, 05/01/37	6	6,511
7.00%, 06/01/37	0 (a)	195
7.00%, 06/01/37	7	6,737
7.00%, 09/01/37	0 (a)	453
7.00%, 12/01/37	7	7,918
7.00%, 05/01/38	0 (a)	405
7.00%, 12/01/38	3	2,835
7.00%, 01/01/39	0 (a)	290
7.50%, 09/01/25	0 (a)	15
7.50%, 10/01/25	0 (a)	31
7.50%, 11/01/25	0 (a)	151
7.50%, 12/01/25	0 (a)	29
7.50%, 05/01/26	0 (a)	52
7.50%, 07/01/26	0 (a)	6
7.50%, 08/01/26	0 (a)	40
7.50%, 01/01/27	0 (a)	13
7.50%, 04/01/27	0 (a)	96
7.50%, 07/01/27	0 (a)	299
7.50%, 09/01/27	0 (a)	35
7.50%, 11/01/27	0 (a)	46
7.50%, 01/01/28	0 (a)	83
7.50%, 07/01/29	0 (a)	318
7.50%, 08/01/29	0 (a)	38
7.50%, 09/01/29	0 (a)	900
7.50%, 10/01/29	0 (a)	35
7.50%, 05/01/30	0 (a)	19
7.50%, 06/01/30	0 (a)	449
7.50%, 12/01/30	0 (a)	481
7.50%, 12/01/30	1	847
7.50%, 01/01/31	0 (a)	145
7.50%, 03/01/31	0 (a)	2
Schedule of Investments
136

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.50%, 05/01/31	$1	$906
7.50%, 05/01/31	0 (a)	258
7.50%, 06/01/31	0 (a)	543
7.50%, 07/01/32	0 (a)	101
7.50%, 10/01/32	0 (a)	40
7.50%, 03/01/33	2	2,028
7.50%, 06/01/33	0 (a)	44
7.50%, 12/01/37	0 (a)	339
8.00%, 08/01/25	0 (a)	7
8.00%, 10/01/25	0 (a)	29
8.00%, 12/01/25	0 (a)	9
8.00%, 01/01/26	0 (a)	49
8.00%, 09/01/26	0 (a)	433
8.00%, 08/01/27	0 (a)	56
8.00%, 06/01/28	0 (a)	26
8.00%, 08/01/29	0 (a)	543
8.00%, 04/01/30	0 (a)	54
8.00%, 06/01/30	0 (a)	171
8.00%, 10/01/30	0 (a)	125
8.50%, 09/01/25	0 (a)	5
8.50%, 12/01/25	0 (a)	2
8.50%, 12/01/26	0 (a)	52
8.50%, 04/01/30	0 (a)	419
8.50%, 05/01/32	1	1,159
9.00%, 11/01/26	0 (a)	8
9.00%, 09/01/30	0 (a)	129
9.00%, 10/01/30	0 (a)	67
		33,490,944,762
Total Long-Term Investments — 100.1% (Cost: $35,230,332,567)		33,490,944,762
	Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	1,650,491,630	1,651,481,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(e)(f)	100,000	100,000
Total Short-Term Securities — 5.0% (Cost: $1,650,471,409)		1,651,581,925
Total Investments Before TBA Sales Commitments — 105.1% (Cost: $36,880,803,976)		35,142,526,687
Security	Par (000)	Value
TBA Sales Commitments(c)
Mortgage-Backed Securities — (0.8)%
Government National Mortgage Association
2.50%, 09/23/54	(31,475)	$(27,516,676)
3.00%, 09/23/54	(15,250)	(13,807,514)
5.00%, 09/15/54	(41,250)	(41,175,073)
Uniform Mortgage-Backed Securities
2.00%, 09/19/39	(5,050)	(4,569,500)
5.00%, 09/16/54	(4,025)	(3,996,028)
5.50%, 09/15/54	(50,250)	(50,591,204)
6.00%, 09/15/54	(89,375)	(91,015,582)
6.50%, 09/17/54	(21,900)	(22,549,627)
Total TBA Sales Commitments — (0.8)% (Proceeds: $(255,162,520))		(255,221,204)
Total Investments, Net of TBA Sales Commitments — 104.3% (Cost: $36,625,641,456)		34,887,305,483
Liabilities in Excess of Other Assets — (4.3)%		(1,436,079,190)
Net Assets — 100.0%		$33,451,226,293

(a)	Rounds to less than 1,000.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.
137
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® MBS ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,081,730,102	$569,510,814 (a)	$—	$32,492	$208,517	$1,651,481,925	1,650,491,630	$36,582,032	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,652	—
				$32,492	$208,517	$1,651,581,925		$36,584,684	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$33,490,944,762	$—	$33,490,944,762
Short-Term Securities
Money Market Funds	1,651,581,925	—	—	1,651,581,925
Liabilities
Investments
TBA Sales Commitments	—	(255,221,204)	—	(255,221,204)
	$1,651,581,925	$33,235,723,558	$—	$34,887,305,483
See notes to financial statements.
Schedule of Investments
138

Statements of Assets and Liabilities (unaudited)
August 31, 2024

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$218,776,701	$3,303,701,025	$33,490,944,762
Investments, at value—affiliated(c)	1,097,732	32,154,087	1,651,581,925
Cash	—	515,533	—
Receivables:
Investments sold	2,208,032	32,936,762	1,161,599
Securities lending income—affiliated	457	4,075	—
TBA sales commitments	—	—	255,162,520
Capital shares sold	—	168,091	—
Dividends—affiliated	5,421	92,848	7,064,824
Interest—unaffiliated	2,035,284	28,476,667	98,342,670
Total assets	224,123,627	3,398,049,088	35,504,258,300
LIABILITIES
Bank overdraft	3,017	—	5,338,744
Cash received as collateral for TBA commitments	—	—	4,897,029
Collateral on securities loaned, at value	717,732	6,364,087	—
TBA sales commitments, at value(d)	—	—	255,221,204
Payables:
Investments purchased	1,425,051	43,877,887	1,786,566,566
Capital shares redeemed	—	373,779	—
Investment advisory fees	37,669	580,044	1,008,464
Total liabilities	2,183,469	51,195,797	2,053,032,007
Commitments and contingent liabilities
NET ASSETS	$221,940,158	$3,346,853,291	$33,451,226,293
NET ASSETS CONSIST OF
Paid-in capital	$236,063,088	$3,434,426,835	$35,720,346,356
Accumulated loss	(14,122,930)	(87,573,544)	(2,269,120,063)
NET ASSETS	$221,940,158	$3,346,853,291	$33,451,226,293
NET ASSET VALUE
Shares outstanding	2,100,000	31,500,000	351,800,000
Net asset value	$105.69	$106.25	$95.09
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$227,898,497	$3,359,543,198	$35,230,332,567
(b) Securities loaned, at value	$693,574	$6,169,768	$—
(c) Investments, at cost—affiliated	$1,097,732	$32,154,087	$1,650,471,409
(d) Proceeds from TBA sales commitments	$—	$—	$255,162,520
See notes to financial statements.
139
2024 iShares Semi-Annual Financial Statements

Statements of Operations (unaudited)
Six Months Ended August 31, 2024

	iShares Government/Credit Bond ETF	iShares Intermediate Government/Credit Bond ETF	iShares MBS ETF
INVESTMENT INCOME
Dividends—affiliated	$37,111	$418,425	$36,584,684
Interest—unaffiliated	4,569,875	56,988,456	573,106,437
Securities lending income—affiliated—net	3,598	38,042	—
Other income—unaffiliated	—	310	—
Total investment income	4,610,584	57,445,233	609,691,121
EXPENSES
Investment advisory	231,508	3,257,236	5,661,058
Interest expense	—	282	6,921
Total expenses	231,508	3,257,518	5,667,979
Less:
Investment advisory fees waived	—	—	(132,064)
Total expenses after fees waived	231,508	3,257,518	5,535,915
Net investment income	4,379,076	54,187,715	604,155,206
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(379,319)	(7,564,158)	(6,588,326)
Investments—affiliated	—	—	32,492
In-kind redemptions—unaffiliated(a)	(253,493)	(105,116)	—
	(632,812)	(7,669,274)	(6,555,834)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	6,716,000	90,864,485	1,115,646,018
Investments—affiliated	—	—	208,517
	6,716,000	90,864,485	1,115,854,535
Net realized and unrealized gain	6,083,188	83,195,211	1,109,298,701
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,462,264	$137,382,926	$1,713,453,907
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
140

Statements of Changes in Net Assets

	iShares Government/Credit Bond ETF		iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,379,076	$8,810,826	$54,187,715	$88,558,308
Net realized loss	(632,812)	(3,811,815)	(7,669,274)	(15,070,715)
Net change in unrealized appreciation (depreciation)	6,716,000	5,503,711	90,864,485	51,536,682
Net increase in net assets resulting from operations	10,462,264	10,502,722	137,382,926	125,024,275
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,764,821)(b)	(8,102,498)	(53,070,095)(b)	(85,495,884)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(113,895,670)	173,262,704	97,763,622	664,430,813
NET ASSETS
Total increase (decrease) in net assets	(108,198,227)	175,662,928	182,076,453	703,959,204
Beginning of period	330,138,385	154,475,457	3,164,776,838	2,460,817,634
End of period	$221,940,158	$330,138,385	$3,346,853,291	$3,164,776,838

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
141
2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets(continued)

	iShares MBS ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$604,155,206	$971,683,553
Net realized loss	(6,555,834)	(110,265,516)
Net change in unrealized appreciation (depreciation)	1,115,854,535	(202,895,624)
Net increase in net assets resulting from operations	1,713,453,907	658,522,413
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(581,326,238)(b)	(949,146,770)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,440,966,855	3,438,181,736
NET ASSETS
Total increase in net assets	5,573,094,524	3,147,557,379
Beginning of period	27,878,131,769	24,730,574,390
End of period	$33,451,226,293	$27,878,131,769

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
142

Financial Highlights
(For a share outstanding throughout each period)

	iShares Government/Credit Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$103.17	$102.98	$117.13	$121.96	$122.67	$111.23
Net investment income(a)	1.97	3.73	2.09	1.52	1.88	2.94
Net realized and unrealized gain (loss)(b)	2.59	(0.20)	(14.00)	(4.87)	(0.63)	11.59
Net increase (decrease) from investment operations	4.56	3.53	(11.91)	(3.35)	1.25	14.53
Distributions from net investment income(c)	(2.04)(d)	(3.34)	(2.24)	(1.48)	(1.96)	(3.09)
Net asset value, end of period	$105.69	$103.17	$102.98	$117.13	$121.96	$122.67
Total Return(e)
Based on net asset value	4.49%(f)	3.48%	(10.22)%	(2.76)%	0.99%	13.24%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.78%(h)	3.64%	1.94%	1.26%	1.51%	2.52%
Supplemental Data
Net assets, end of period (000)	$221,940	$330,138	$154,475	$427,541	$280,502	$226,938
Portfolio turnover rate(i)	8%	18%	17%	21%	24%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
143
2024 iShares Semi-Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Intermediate Government/Credit Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$103.59	$102.32	$111.36	$116.01	$115.67	$108.94
Net investment income(a)	1.74	3.07	2.08	1.63	2.04	2.57
Net realized and unrealized gain (loss)(b)	2.63	1.16	(9.12)	(4.64)	0.41	6.73
Net increase (decrease) from investment operations	4.37	4.23	(7.04)	(3.01)	2.45	9.30
Distributions from net investment income(c)	(1.71)(d)	(2.96)	(2.00)	(1.64)	(2.11)	(2.57)
Net asset value, end of period	$106.25	$103.59	$102.32	$111.36	$116.01	$115.67
Total Return(e)
Based on net asset value	4.27%(f)	4.20%	(6.36)%	(2.61)%	2.11%	8.63%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	3.33%(h)	2.98%	1.99%	1.42%	1.75%	2.29%
Supplemental Data
Net assets, end of period (000)	$3,346,853	$3,164,777	$2,460,818	$2,566,956	$2,314,399	$2,186,171
Portfolio turnover rate(i)	11%	19%	22%	30%	26%	19%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
144

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares MBS ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$91.92	$93.15	$104.74	$109.29	$109.75	$105.07
Net investment income(a)	1.83	3.32	2.43	1.21	1.77	2.92
Net realized and unrealized gain (loss)(b)	3.11	(1.30)	(11.80)	(4.65)	0.02	4.71
Net increase (decrease) from investment operations	4.94	2.02	(9.37)	(3.44)	1.79	7.63
Distributions(c)
From net investment income	(1.77)(d)	(3.25)	(2.22)	(1.11)	(1.98)	(2.95)
Return of capital	—	—	—	—	(0.27)	—
Total distributions	(1.77)	(3.25)	(2.22)	(1.11)	(2.25)	(2.95)
Net asset value, end of period	$95.09	$91.92	$93.15	$104.74	$109.29	$109.75
Total Return(e)
Based on net asset value	5.47%(f)	2.23%	(9.01)%	(3.15)%	1.62%	7.35%
Ratios to Average Net Assets(g)
Total expenses	0.04%(h)	0.04%	0.04%	0.05%	0.06%	0.07%
Total expenses after fees waived	0.04%(h)	0.03%	0.03%	0.04%	0.05%	0.06%
Net investment income	3.94%(h)	3.61%	2.52%	1.12%	1.60%	2.72%
Supplemental Data
Net assets, end of period (000)	$33,451,226	$27,878,132	$24,730,574	$24,080,624	$26,480,590	$23,837,087
Portfolio turnover rate(i)(j)	73%	219%	249%	349%	405%	253%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
145
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Government/Credit Bond	Diversified
Intermediate Government/Credit Bond	Diversified
MBS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g.,
Notes to Financial Statements
146

Notes to Financial Statements (unaudited) (continued)
recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or
147
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
148

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Government/Credit Bond
Barclays Bank PLC	$231,076	$(231,076)	$—	$—
Barclays Capital, Inc.	12,239	(12,239)	—	—
BNP Paribas SA	51,115	(51,115)	—	—
Citigroup Global Markets, Inc.	9,699	(9,699)	—	—
Goldman Sachs & Co. LLC	87,932	(87,932)	—	—
J.P. Morgan Securities LLC	63,351	(63,351)	—	—
Morgan Stanley	142,037	(142,037)	—	—
Nomura Securities International, Inc.	3,135	(3,135)	—	—
Pershing LLC	4,582	(4,582)	—	—
RBC Capital Markets LLC	65,846	(65,846)	—	—
Scotia Capital (USA), Inc.	3,420	(3,420)	—	—
Wells Fargo Securities LLC	19,142	(19,142)	—	—
	$693,574	$(693,574)	$—	$—
Intermediate Government/Credit Bond
Barclays Bank PLC	$1,244,044	$(1,244,044)	$—	$—
Barclays Capital, Inc.	92,742	(92,742)	—	—
BNP Paribas SA	360,087	(360,087)	—	—
BofA Securities, Inc.	320,556	(320,556)	—	—
Citigroup Global Markets, Inc.	220,075	(220,075)	—	—
Deutsche Bank Securities, Inc.	122,741	(122,741)	—	—
Goldman Sachs & Co. LLC	807,266	(807,266)	—	—
J.P. Morgan Securities LLC	1,138,898	(1,138,898)	—	—
Jefferies LLC	10,063	(10,063)	—	—
Morgan Stanley	452,789	(452,789)	—	—
Nomura Securities International, Inc.	94,038	(94,038)	—	—
Pershing LLC	959,652	(959,652)	—	—
Scotia Capital (USA), Inc.	223,530	(223,530)	—	—
UBS AG	4,275	(4,275)	—	—
Wells Fargo Securities LLC	119,012	(119,012)	—	—
	$6,169,768	$(6,169,768)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Government/Credit Bond	0.20%
Intermediate Government/Credit Bond	0.20
149
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares MBS ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.0400%
Over $121 billion, up to and including $181 billion	0.0380
Over $181 billion, up to and including $231 billion	0.0361
Over $231 billion, up to and including $281 billion	0.0343
Over $281 billion	0.0326
Expense waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. For the iShares MBS ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 in order to limit total annual operating expenses after fee waiver to 0.04% of average daily net assets.
This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended August 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
MBS	$132,064
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Government/Credit Bond	$1,105
Intermediate Government/Credit Bond	11,044
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
150

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Government/Credit Bond	$12,869,076	$10,581,525	$5,600,510	$8,892,342
Intermediate Government/Credit Bond	223,123,983	180,616,599	118,939,155	165,548,834
MBS	22,226,870,150	22,046,909,416	647,488	655,327
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Government/Credit Bond	$—	$112,034,622
Intermediate Government/Credit Bond	358,680,854	261,870,469
MBS	4,197,319,165	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Government/Credit Bond	$(5,025,016)
Intermediate Government/Credit Bond	(33,218,302)
MBS	(584,170,780)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Government/Credit Bond	$229,022,908	$3,238,796	$(12,387,271)	$(9,148,475)
Intermediate Government/Credit Bond	3,392,157,748	28,669,913	(84,972,549)	(56,302,636)
MBS	36,933,430,261	344,768,082	(2,135,730,340)	(1,790,962,258)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
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2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
152

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Government/Credit Bond
Shares sold	—	$170	2,700,000	$274,968,394
Shares redeemed	(1,100,000)	(113,895,840)	(1,000,000)	(101,705,690)
	(1,100,000)	$(113,895,670)	1,700,000	$173,262,704
Intermediate Government/Credit Bond
Shares sold	3,500,000	$363,541,516	12,400,000	$1,275,681,580
Shares redeemed	(2,550,000)	(265,777,894)	(5,900,000)	(611,250,767)
	950,000	$97,763,622	6,500,000	$664,430,813
MBS
Shares sold	50,200,000	$4,595,501,489	50,600,000	$4,624,720,265
Shares redeemed	(1,700,000)	(154,534,634)	(12,800,000)	(1,186,538,529)
	48,500,000	$4,440,966,855	37,800,000	$3,438,181,736
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
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2024 iShares Semi-Annual Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
154

Board Review and Approval of Investment Advisory Contract
iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.  The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
155
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
Board Review and Approval of Investment Advisory Contract
156

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MBS ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over
157
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.  The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Board Review and Approval of Investment Advisory Contract
158

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
159
2024 iShares Semi-Annual Financial Statements

Glossary of Terms Used in this Report

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in this Report
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August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
• iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.3%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$21,164	$20,681,461
7.50%, 06/01/29(a)(b)	17,624	14,852,185
7.75%, 04/15/28(a)(b)	16,833	14,679,218
7.88%, 04/01/30(a)(b)	13,896	14,529,519
9.00%, 09/15/28(a)(b)	12,763	13,591,418
CMG Media Corp., 8.88%, 12/15/27(a)(b)	14,056	7,463,736
Lamar Media Corp.
3.63%, 01/15/31	9,540	8,631,005
3.75%, 02/15/28(b)	9,433	8,996,346
4.00%, 02/15/30(b)	9,270	8,663,219
4.88%, 01/15/29(b)	6,574	6,459,442
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	43,591	43,469,765
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	8,187	7,734,183
4.63%, 03/15/30(a)(b)	8,258	7,747,387
5.00%, 08/15/27(a)(b)	10,928	10,809,650
7.38%, 02/15/31(a)	7,163	7,598,009
Stagwell Global LLC, 5.63%, 08/15/29(a)(b)	18,615	17,641,808
		213,548,351
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28(a)(b)	12,742	12,774,651
7.00%, 06/01/32(a)(b)	12,741	13,248,902
7.13%, 06/15/26(a)(b)	2,210	2,242,246
7.25%, 07/01/31(a)(b)	12,012	12,622,480
7.50%, 02/01/29(a)(b)	12,628	13,260,978
7.88%, 04/15/27(a)(b)	19,885	19,948,996
8.75%, 11/15/30(a)(b)	13,604	14,865,295
Spirit AeroSystems Inc.
4.60%, 06/15/28(b)	12,013	11,486,230
9.38%, 11/30/29(a)	15,777	17,130,351
9.75%, 11/15/30(a)	21,217	23,758,067
TransDigm Inc.
4.63%, 01/15/29(b)	19,402	18,685,096
4.88%, 05/01/29(b)	12,374	11,978,651
5.50%, 11/15/27	41,329	41,085,159
6.38%, 03/01/29(a)(b)	43,938	45,246,988
6.63%, 03/01/32(a)	35,927	37,385,977
6.75%, 08/15/28(a)(b)	33,207	34,139,453
6.88%, 12/15/30(a)	22,969	24,000,485
7.13%, 12/01/31(a)	16,283	17,202,600
Triumph Group Inc., 9.00%, 03/15/28(a)(b)	11	11,612
		371,074,217
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	8,613	8,568,590
6.00%, 06/15/30(a)(b)	16,233	16,397,440
Vector Group Ltd.
5.75%, 02/01/29(a)	14,217	14,412,484
10.50%, 11/01/26(a)(b)	10,466	10,598,133
		49,976,647
Airlines — 1.7%
Air Canada, 3.88%, 08/15/26(a)(b)	21,998	21,263,542
American Airlines Inc.
7.25%, 02/15/28(a)(b)	12,811	12,898,243
8.50%, 05/15/29(a)	17,517	18,222,935
Security	Par (000)	Value
Airlines (continued)
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	$32,664	$32,476,325
5.75%, 04/20/29(a)(b)	50,783	49,735,406
Delta Air Lines Inc.
3.75%, 10/28/29(b)	2,417	2,256,270
4.38%, 04/19/28(b)	39	37,971
7.38%, 01/15/26(b)	126	129,020
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.00%, 04/15/29(a)(b)	13,945	14,087,426
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	21,590	21,330,920
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(a)(b)	17,953	11,108,619
United Airlines Inc.
4.38%, 04/15/26(a)	34,522	33,709,007
4.63%, 04/15/29(a)	33,581	31,915,943
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	17,009	13,947,380
7.88%, 05/01/27(a)(b)	7,580	7,106,250
9.50%, 06/01/28(a)(b)	8,889	8,333,437
		278,558,694
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26(a)(b)	15,680	15,565,044
9.00%, 02/15/31(a)(b)	10,228	10,989,517
		26,554,561
Auto Manufacturers — 0.5%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	16,351	14,855,889
4.75%, 10/01/27(a)(b)	7,081	6,926,875
5.88%, 06/01/29(a)(b)	7,962	7,973,777
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	10,714	10,896,674
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	7,625	7,480,142
5.50%, 07/15/29(a)	7,078	7,003,681
5.88%, 01/15/28(a)(b)	9,107	9,137,053
7.75%, 10/15/25(a)	12,327	12,363,673
		76,637,764
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)(b)	12,838	12,675,232
7.00%, 04/15/28(a)	7,779	7,990,167
8.25%, 04/15/31(a)(b)	8,138	8,628,654
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	10,902	10,140,386
6.50%, 04/01/27(b)	6,835	6,854,355
6.88%, 07/01/28(b)	7,124	7,157,483
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)(b)	7,920	7,923,567
6.75%, 05/15/28(a)(b)	11,112	11,394,800
8.50%, 05/15/27(a)(b)	27,041	27,307,319
Dana Inc.
4.25%, 09/01/30(b)	7,214	6,502,991
5.38%, 11/15/27(b)	6,543	6,481,517
5.63%, 06/15/28(b)	6,599	6,508,264
3
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	$11,115	$10,871,609
5.00%, 05/31/26(b)	15,078	14,867,213
5.00%, 07/15/29(b)	14,424	13,327,776
5.25%, 04/30/31(b)	9,640	8,680,820
5.25%, 07/15/31(b)	9,907	8,930,170
5.63%, 04/30/33(b)	7,489	6,588,448
IHO Verwaltungs GmbH
4.75%, 09/15/26, (4.75% Cash or 5.50% PIK)(a)(c)	8,317	8,152,523
6.00%, 05/15/27, (6.00% Cash or 6.75% PIK)(a)(c)	7,430	7,313,349
6.38%, 05/15/29, (6.38% Cash or 7.13% PIK)(a)(c)	6,430	6,315,870
Tenneco Inc., 8.00%, 11/17/28(a)(b)	31,658	29,573,321
ZF North America Capital Inc.
6.75%, 04/23/30(a)	13,278	13,807,460
6.88%, 04/14/28(a)	10,039	10,371,391
6.88%, 04/23/32(a)(b)	11,197	11,642,585
7.13%, 04/14/30(a)	10,137	10,623,282
		280,630,552
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	9,425	9,301,003
7.63%, 05/01/26(a)	9,073	9,120,966
12.00%, 10/01/28(a)	13,804	15,037,679
12.25%, 10/01/30(a)(b)	8,097	8,954,306
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	12,757	11,184,529
5.71%, 01/15/26(a)(b)	25,082	25,165,207
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	24,041	23,466,338
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	16,860	16,878,350
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(d)	19,640	20,692,095
		139,800,473
Building Materials — 1.7%
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	20,493	18,706,266
5.00%, 03/01/30(a)(b)	8,652	8,393,738
6.38%, 06/15/32(a)(b)	11,544	11,879,469
6.38%, 03/01/34(a)(b)	16,002	16,440,455
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	12,777	12,640,711
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	5,943	5,884,164
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	44,381	45,468,255
6.75%, 07/15/31(a)	7,962	8,208,563
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	11,149	11,453,782
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	8,478	8,065,254
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	18,061	17,991,593
8.88%, 11/15/31(a)	18,313	19,687,129
Security	Par (000)	Value
Building Materials (continued)
Standard Building Solutions Inc., 6.50%, 08/15/32(a)	$3,565	$3,673,198
Standard Industries Inc./New York
3.38%, 01/15/31(a)	17,741	15,494,280
4.38%, 07/15/30(a)	25,593	23,882,620
4.75%, 01/15/28(a)	16,923	16,470,310
5.00%, 02/15/27(a)	13,922	13,719,634
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29(a)	10,473	10,357,134
7.25%, 01/15/31(a)(b)	12,986	13,721,130
		282,137,685
Chemicals — 1.9%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)	11,107	5,743,652
7.50%, 09/30/29(a)(b)	5,440	2,731,560
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	7,869	8,349,880
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	11,468	10,636,570
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	7,997	7,876,965
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	10,367	9,086,675
5.38%, 05/15/27(b)	8,090	7,855,390
5.75%, 11/15/28(a)(b)	13,041	12,202,464
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	7,145	7,174,152
7.50%, 04/15/29(a)(b)	11,729	12,086,148
Methanex Corp.
5.13%, 10/15/27(b)	12,339	12,175,508
5.25%, 12/15/29(b)	11,926	11,702,387
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	9,354	8,528,977
5.25%, 06/01/27(a)(b)	16,856	16,614,398
8.50%, 11/15/28(a)	6,437	6,874,314
9.00%, 02/15/30(a)(b)	11,066	11,873,641
Olin Corp.
5.00%, 02/01/30(b)	8,943	8,628,206
5.13%, 09/15/27(b)	8,576	8,471,802
5.63%, 08/01/29(b)	11,037	11,010,420
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	12,526	11,774,440
6.25%, 10/01/29(a)(b)	6,725	6,317,832
7.25%, 06/15/31(a)	12,681	13,025,652
9.75%, 11/15/28(a)(b)	25,946	27,599,798
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	18,232	17,378,742
6.63%, 05/01/29(a)(b)	11,917	11,403,930
Tronox Inc., 4.63%, 03/15/29(a)(b)	18,743	17,070,710
WR Grace Holdings LLC
4.88%, 06/15/27(a)	11,785	11,542,583
5.63%, 08/15/29(a)(b)	19,040	17,653,888
		313,390,684
Commercial Services — 4.3%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	15,717	14,932,722
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	8,610	8,557,048
Albion Financing 2 SARL, 8.75%, 04/15/27(a)(b)	8,442	8,612,880
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)(b)	$34,295	$34,809,425
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	15,457	13,756,730
9.75%, 07/15/27(a)(b)	18,111	18,110,185
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)	18,975	17,606,428
4.63%, 06/01/28(a)(b)	12,325	11,374,126
APX Group Inc.
5.75%, 07/15/29(a)(b)	13,168	13,056,222
6.75%, 02/15/27(a)	8,953	8,975,662
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	8,421	7,810,478
5.38%, 03/01/29(a)(b)	10,084	9,236,188
5.75%, 07/15/27(a)(b)	6,604	6,428,876
8.00%, 02/15/31(a)(b)	8,245	8,199,329
Block Inc.
2.75%, 06/01/26(b)	14,989	14,409,623
3.50%, 06/01/31(b)	16,716	15,094,715
6.50%, 05/15/32(a)(b)	25,371	26,270,402
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35,523	37,831,995
Brink's Co. (The)
4.63%, 10/15/27(a)	8,562	8,377,382
5.50%, 07/15/25(a)(b)	731	731,893
6.50%, 06/15/29(a)(b)	5,631	5,835,067
6.75%, 06/15/32(a)(b)	6,105	6,342,091
Garda World Security Corp.
4.63%, 02/15/27(a)	8,593	8,385,515
6.00%, 06/01/29(a)	8,113	7,650,362
7.75%, 02/15/28(a)	6,388	6,680,517
8.25%, 08/01/32(a)	8,964	9,130,563
9.50%, 11/01/27(a)	8,426	8,465,204
GEO Group Inc. (The)
8.63%, 04/15/29	10,640	11,027,828
10.25%, 04/15/31	10,123	10,702,117
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	19,703	19,562,392
6.63%, 06/15/29(a)(b)	13,198	13,577,442
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	8,308	6,533,531
5.00%, 12/01/29(a)(b)	16,753	11,245,451
12.63%, 07/15/29(a)(b)	12,657	13,483,249
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)(b)	15,237	14,413,157
5.75%, 04/15/26(a)	21,578	21,618,351
6.25%, 01/15/28(a)(b)	19,782	19,716,324
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	15,656	15,494,743
10.88%, 08/01/29(a)	5,520	5,402,700
Service Corp. International/U.S.
3.38%, 08/15/30(b)	13,599	12,225,127
4.00%, 05/15/31(b)	12,567	11,542,915
4.63%, 12/15/27	8,407	8,259,818
5.13%, 06/01/29(b)	11,820	11,711,795
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 6.75%, 08/15/32(a)(b)	9,892	10,205,082
Security	Par (000)	Value
Commercial Services (continued)
Sotheby's, 7.38%, 10/15/27(a)(b)	$12,782	$12,265,288
United Rentals North America Inc.
3.75%, 01/15/32(b)	12,755	11,475,514
3.88%, 11/15/27(b)	12,555	12,127,176
3.88%, 02/15/31(b)	17,651	16,314,290
4.00%, 07/15/30(b)	11,585	10,834,674
4.88%, 01/15/28(b)	26,597	26,206,822
5.25%, 01/15/30(b)	11,861	11,774,877
5.50%, 05/15/27(b)	7,141	7,143,191
6.13%, 03/15/34(a)(b)	17,504	17,897,772
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	21,226	22,234,235
Williams Scotsman Inc.
4.63%, 08/15/28(a)	7,759	7,490,830
6.63%, 06/15/29(a)	7,372	7,594,185
7.38%, 10/01/31(a)(b)	7,848	8,232,781
		724,985,285
Computers — 1.4%
Amentum Escrow Corp., 7.25%, 08/01/32(a)	7,671	8,016,195
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	13,199	13,693,963
McAfee Corp., 7.38%, 02/15/30(a)(b)	34,171	32,782,803
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	21,663	23,878,800
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	10,737	10,589,366
5.13%, 04/15/29(a)(b)	19,713	19,290,550
5.25%, 10/01/30(a)(b)	7,729	7,535,775
Seagate HDD Cayman
4.09%, 06/01/29(b)	8,519	8,109,406
4.88%, 06/01/27(b)	8,690	8,644,551
8.25%, 12/15/29(b)	8,836	9,558,633
8.50%, 07/15/31(b)	8,724	9,486,041
9.63%, 12/01/32(b)	12,947	14,946,301
Vericast Corp., 13.03%, 06/16/26(d)	25,079	24,170,098
Western Digital Corp., 4.75%, 02/15/26	37,280	36,945,528
		227,648,010
Cosmetics & Personal Care — 0.5%
Coty Inc., 5.00%, 04/15/26(a)	8,800	8,749,033
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(a)(b)	7,876	7,662,969
6.63%, 07/15/30(a)(b)	11,999	12,395,182
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	7,373	6,989,973
5.50%, 06/01/28(a)(b)	12,303	12,190,797
Perrigo Finance Unlimited Co.
4.38%, 03/15/26	10,773	10,579,647
4.90%, 06/15/30(b)	12,563	12,151,373
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	9,616	8,709,884
5.13%, 01/15/28(a)	5,739	5,652,930
		85,081,788
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	6,572	6,055,112
4.00%, 01/15/28(a)	11,939	11,486,087
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	21,073	19,536,778
5
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	$8,782	$9,034,131
7.75%, 03/15/31(a)(b)	13,645	14,507,199
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24(a)(e)(f)	9,458	1,532,196
9.00%, 11/15/26(a)(b)(e)(f)	13,501	5,764,927
		67,916,430
Diversified Financial Services — 4.8%
AG Issuer LLC, 6.25%, 03/01/28(a)	8,990	8,749,036
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	8,834	9,124,049
Ally Financial Inc.
5.75%, 11/20/25(b)	16,854	16,918,193
6.70%, 02/14/33(b)	8,416	8,648,417
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	6,523	6,187,783
10.00%, 08/15/30(a)(b)	11,076	11,929,415
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	2,604	2,817,356
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)(b)	5,980	5,917,210
9.25%, 07/01/31(a)	11,003	11,736,996
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	16,675	14,645,486
3.63%, 10/01/31(a)(b)	12,118	9,973,477
Credit Acceptance Corp.
6.63%, 03/15/26(b)	7,345	7,345,855
9.25%, 12/15/28(a)(b)	10,629	11,423,741
Encore Capital Group Inc.
8.50%, 05/15/30(a)	8,033	8,398,019
9.25%, 04/01/29(a)(b)	8,179	8,693,704
Freedom Mortgage Holdings LLC
9.13%, 05/15/31(a)	12,180	12,267,544
9.25%, 02/01/29(a)	18,539	18,965,629
GGAM Finance Ltd.
6.88%, 04/15/29(a)(b)	6,146	6,355,183
8.00%, 02/15/27(a)	12,232	12,721,280
8.00%, 06/15/28(a)(b)	9,501	10,149,839
7.75%, 05/15/26(a)	5,539	5,674,508
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	9,655	9,755,412
goeasy Ltd.
7.63%, 07/01/29(a)(b)	10,283	10,573,495
9.25%, 12/01/28(a)(b)	9,666	10,393,415
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	8,759	8,351,113
7.13%, 04/30/31(a)(b)	22,399	23,520,070
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)(b)	16,079	15,268,618
LD Holdings Group LLC
6.13%, 04/01/28(a)(b)	771	655,520
8.75%, 11/01/27(a)(b)	1,823	1,699,947
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29(a)	9,440	9,828,173
6.50%, 03/26/31(a)(b)	8,728	9,177,315
8.13%, 03/30/29(a)	7,145	7,590,690
8.38%, 05/01/28(a)(b)	7,279	7,711,579
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)(b)	7,230	6,587,976
6.50%, 05/01/28(a)	17,613	16,925,212
Security	Par (000)	Value
Diversified Financial Services (continued)
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)(b)	$9,543	$9,414,647
5.13%, 12/15/30(a)	11,338	10,747,951
5.50%, 08/15/28(a)	13,960	13,690,712
5.75%, 11/15/31(a)(b)	10,169	9,873,245
6.00%, 01/15/27(a)	10,339	10,326,076
6.50%, 08/01/29(a)	9,615	9,707,190
7.13%, 02/01/32(a)(b)	16,250	16,818,815
Navient Corp.
4.88%, 03/15/28	9,211	8,763,128
5.00%, 03/15/27(b)	12,054	11,799,622
5.50%, 03/15/29(b)	13,144	12,503,230
6.75%, 06/15/26(b)	7,364	7,489,650
9.38%, 07/25/30	8,953	9,717,730
11.50%, 03/15/31	8,489	9,543,436
OneMain Finance Corp.
3.50%, 01/15/27(b)	12,425	11,788,219
3.88%, 09/15/28	10,122	9,332,259
4.00%, 09/15/30(b)	13,606	12,013,282
5.38%, 11/15/29(b)	12,746	12,268,280
6.63%, 01/15/28(b)	13,317	13,568,358
7.13%, 03/15/26	26,148	26,648,499
7.13%, 11/15/31	7,393	7,464,712
7.50%, 05/15/31(b)	12,238	12,626,324
7.88%, 03/15/30	11,743	12,251,167
9.00%, 01/15/29	14,944	15,881,265
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	10,819	10,223,955
5.38%, 10/15/25(a)	8,049	8,034,579
5.75%, 09/15/31(a)(b)	8,416	8,107,806
7.13%, 11/15/30(a)	10,956	11,106,645
7.88%, 12/15/29(a)	12,415	13,149,813
PRA Group Inc.
8.38%, 02/01/28(a)(b)	6,722	6,834,325
8.88%, 01/31/30(a)(b)	6,634	6,860,883
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	17,394	16,557,816
3.63%, 03/01/29(a)(b)	12,025	11,156,104
3.88%, 03/01/31(a)	19,505	17,802,994
4.00%, 10/15/33(a)(b)	13,717	12,060,100
SLM Corp.
3.13%, 11/02/26(b)	8,876	8,481,373
4.20%, 10/29/25(b)	7,848	7,762,064
Synchrony Financial, 7.25%, 02/02/33	12,775	13,202,573
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)(b)	11,867	11,835,722
5.50%, 04/15/29(a)(b)	11,996	11,687,703
5.75%, 06/15/27(a)	8,362	8,330,642
		804,114,149
Electric — 3.0%
AES Corp. (The), 7.60%, 01/15/55, (5-year CMT + 3.201%)(b)(d)	15,588	16,120,642
Calpine Corp.
3.75%, 03/01/31(a)(b)	14,963	13,698,626
4.50%, 02/15/28(a)(b)	20,714	20,055,270
4.63%, 02/01/29(a)(b)	10,870	10,343,388
5.00%, 02/01/31(a)(b)	14,173	13,587,401
5.13%, 03/15/28(a)(b)	22,986	22,419,625
5.25%, 06/01/26(a)	5,402	5,367,794
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	$15,164	$13,732,832
4.75%, 03/15/28(a)	16,384	15,912,111
DPL Inc.
4.13%, 07/01/25	306	300,140
4.35%, 04/15/29	6,814	6,380,243
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(d)	7,578	7,950,838
8.13%, 06/15/53, (5-year CMT + 3.864%)(d)	8,119	8,521,702
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(g)	24,394	27,560,514
Emera Inc., Series 16-A, 6.75%, 06/15/76, (3-mo. LIBOR US + 5.440%)(b)(d)	19,678	19,861,399
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(a)(b)(d)	7,999	8,293,683
Lightning Power LLC, 7.25%, 08/15/32(a)	16,412	16,958,520
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	8,702	8,418,994
4.25%, 09/15/24(a)	88	87,123
4.50%, 09/15/27(a)(b)	9,081	8,756,657
7.25%, 01/15/29(a)(b)	12,581	13,169,011
NRG Energy Inc.
3.38%, 02/15/29(a)	8,672	7,971,615
3.63%, 02/15/31(a)(b)	17,552	15,707,724
3.88%, 02/15/32(a)(b)	7,049	6,321,490
5.25%, 06/15/29(a)(b)	12,416	12,260,800
5.75%, 01/15/28(b)	12,856	12,863,834
PG&E Corp.
5.00%, 07/01/28(b)	16,973	16,621,829
5.25%, 07/01/30	16,632	16,298,736
Pike Corp.
5.50%, 09/01/28(a)(b)	11,729	11,440,906
8.63%, 01/31/31(a)	6,408	6,915,148
Talen Energy Supply LLC, 8.63%, 06/01/30(a)	21,381	23,158,296
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	20,114	19,264,813
5.00%, 07/31/27(a)	20,624	20,427,041
5.50%, 09/01/26(a)	15,924	15,884,171
5.63%, 02/15/27(a)	21,402	21,383,059
6.88%, 04/15/32(a)(b)	16,110	16,728,038
7.75%, 10/15/31(a)	23,887	25,385,909
		506,129,922
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	13,483	12,711,936
4.75%, 06/15/28(a)(b)	9,829	9,489,899
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	14,332	14,681,056
6.63%, 03/15/32(a)(b)	13,666	14,063,134
7.25%, 06/15/28(a)	17,354	17,803,698
		68,749,723
Electronics — 0.7%
EquipmentShare.com Inc.
8.63%, 05/15/32(a)(b)	10,443	10,925,989
9.00%, 05/15/28(a)(b)	18,141	18,853,034
Imola Merger Corp., 4.75%, 05/15/29(a)	32,943	31,630,525
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	16,486	15,543,011
5.88%, 09/01/30(a)(b)	7,922	7,904,175
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	$12,391	$11,189,073
4.38%, 02/15/30(a)	7,400	6,992,245
6.63%, 07/15/32(a)(b)	7,992	8,264,407
		111,302,459
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	11,907	11,205,975
5.00%, 01/31/28(a)	11,481	11,269,495
		22,475,470
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)	146	138,534
6.88%, 08/15/32(a)	4,000	4,170,000
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	21,941	23,992,483
		28,301,017
Entertainment — 3.1%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	16,076	11,715,385
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(c)	17,978	16,841,251
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	20,329	19,223,611
6.50%, 02/15/32(a)(b)	23,979	24,638,471
7.00%, 02/15/30(a)	32,481	33,590,658
8.13%, 07/01/27(a)(b)	30,570	31,219,613
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	8,568	8,410,263
5.38%, 04/15/27	7,301	7,251,681
Churchill Downs Inc.
4.75%, 01/15/28(a)(b)	12,099	11,808,576
5.50%, 04/01/27(a)	8,599	8,550,712
5.75%, 04/01/30(a)(b)	19,984	19,856,780
6.75%, 05/01/31(a)(b)	9,992	10,273,774
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	11,912	11,712,474
7.00%, 08/01/32(a)(b)	7,940	8,235,368
International Game Technology PLC
4.13%, 04/15/26(a)	9,775	9,587,700
5.25%, 01/15/29(a)(b)	12,661	12,507,802
6.25%, 01/15/27(a)	12,251	12,418,940
Light & Wonder International Inc.
7.00%, 05/15/28(a)(b)	13,196	13,327,723
7.25%, 11/15/29(a)(b)	8,831	9,134,389
7.50%, 09/01/31(a)(b)	9,204	9,669,814
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	8,607	8,147,644
4.75%, 10/15/27(a)(b)	15,304	14,904,354
6.50%, 05/15/27(a)(b)	19,494	19,841,520
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	8,339	8,307,729
Merlin Entertainments Ltd., 5.75%, 06/15/26(a)	6,757	6,657,807
Mohegan Tribal Gaming Authority
7.88%, 10/15/24(a)(b)	1,643	1,646,286
8.00%, 02/01/26(a)(b)	19,600	18,983,825
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	6,903	6,518,175
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	6,772	7,059,810
7
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	$12,393	$9,177,017
5.88%, 09/01/31(a)(b)	12,279	8,519,784
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	16,198	14,657,570
8.45%, 07/27/30(a)(b)	6,737	7,093,589
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	8,175	8,119,842
7.25%, 05/15/31(a)(b)	12,823	13,296,553
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	13,967	14,355,422
WMG Acquisition Corp.
3.00%, 02/15/31(a)(b)	12,475	11,072,155
3.75%, 12/01/29(a)(b)	9,340	8,712,632
3.88%, 07/15/30(a)(b)	9,065	8,407,788
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	11,481	11,208,736
7.13%, 02/15/31(a)(b)	15,956	16,920,973
		513,584,196
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27(a)	8,595	8,481,782
6.38%, 02/01/31(a)(b)	9,256	9,472,452
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	11,214	10,603,061
3.75%, 08/01/25(a)	7,836	7,750,823
4.00%, 08/01/28(a)(b)	11,442	10,897,839
4.38%, 08/15/29(a)(b)	8,528	8,093,669
4.75%, 06/15/29(a)(b)	11,680	11,306,240
5.13%, 12/15/26(a)	7,642	7,617,011
6.75%, 01/15/31(a)(b)	15,833	16,509,581
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	11,385	10,791,614
5.88%, 06/30/29(a)	17,239	16,377,050
Reworld Holding Corp.
4.88%, 12/01/29(a)	11,956	11,069,761
5.00%, 09/01/30	6,664	6,124,216
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	8,244	8,507,219
		143,602,318
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)(b)	10,949	10,580,238
3.50%, 03/15/29(a)(b)	20,743	19,259,011
4.63%, 01/15/27(a)	19,743	19,279,006
4.88%, 02/15/30(a)(b)	14,836	14,552,880
5.88%, 02/15/28(a)	11,797	11,788,152
6.50%, 02/15/28(a)(b)	11,295	11,442,174
7.50%, 03/15/26(a)(b)	9,229	9,335,134
B&G Foods Inc.
5.25%, 09/15/27(b)	9,258	8,740,673
8.00%, 09/15/28(a)	13,390	13,933,090
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	15,895	14,797,450
4.38%, 01/31/32(a)(b)	11,744	10,796,612
4.88%, 05/15/28(a)(b)	8,785	8,644,791
Security	Par (000)	Value
Food (continued)
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	$16,094	$15,188,069
5.50%, 10/15/27(a)	16,051	15,956,740
Pilgrim's Pride Corp.
3.50%, 03/01/32	14,846	13,121,938
4.25%, 04/15/31	16,457	15,514,779
6.25%, 07/01/33	16,227	17,175,363
6.88%, 05/15/34	8,320	9,193,536
Post Holdings Inc.
4.50%, 09/15/31(a)(b)	16,534	15,389,020
4.63%, 04/15/30(a)(b)	23,621	22,439,107
5.50%, 12/15/29(a)	21,326	20,969,760
5.63%, 01/15/28(a)(b)	5,167	5,147,624
6.25%, 02/15/32(a)(b)	17,974	18,383,987
6.38%, 03/01/33(a)	5,645	5,686,209
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	8,382	8,003,526
4.75%, 02/15/29(a)	14,428	14,070,809
6.88%, 09/15/28(a)(b)	7,213	7,512,790
7.25%, 01/15/32(a)(b)	8,061	8,491,699
		365,394,167
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	19,077	18,716,197
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	7,472	7,415,362
10.50%, 05/15/29(a)	11,071	11,089,682
		37,221,241
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29(b)	15,286	12,490,955
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25	2,185	2,176,533
5.75%, 05/20/27(b)	8,756	8,548,286
5.88%, 08/20/26(b)	10,540	10,425,641
9.38%, 06/01/28(a)(b)	8,454	8,871,945
		30,022,405
Health Care - Products — 1.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	14,060	13,133,383
4.63%, 07/15/28(a)	26,735	26,037,519
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	23,509	24,778,338
Hologic Inc.
3.25%, 02/15/29(a)(b)	15,539	14,349,730
4.63%, 02/01/28(a)	5,960	5,803,550
Medline Borrower LP
3.88%, 04/01/29(a)	72,139	68,118,693
5.25%, 10/01/29(a)(b)	41,024	40,246,784
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	23,990	24,705,202
Teleflex Inc.
4.25%, 06/01/28(a)(b)	8,501	8,173,703
4.63%, 11/15/27(b)	8,070	7,912,670
		233,259,572
Health Care - Services — 4.4%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29(a)(b)	6,458	6,298,972
3.50%, 04/01/30(a)	8,434	8,223,150
5.00%, 07/15/27(a)	5,171	5,141,374
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	$8,152	$7,639,749
4.00%, 03/15/31(a)(b)	7,980	7,351,575
4.25%, 05/01/28(a)	8,653	8,352,278
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	16,807	14,336,035
5.25%, 05/15/30(a)(b)	24,224	21,650,200
5.63%, 03/15/27(a)	31,174	30,199,812
6.00%, 01/15/29(a)(b)	10,757	10,205,273
6.13%, 04/01/30(a)(b)	20,151	15,963,370
6.88%, 04/01/28(a)(b)	11,495	9,141,974
6.88%, 04/15/29(a)(b)	20,056	17,248,160
8.00%, 12/15/27(a)(b)	10,590	10,609,554
10.88%, 01/15/32(a)	36,055	39,029,537
DaVita Inc.
3.75%, 02/15/31(a)(b)	25,558	22,739,592
4.63%, 06/01/30(a)(b)	46,077	43,351,545
6.88%, 09/01/32(a)	7,665	7,841,525
Encompass Health Corp.
4.50%, 02/01/28	12,432	12,162,957
4.63%, 04/01/31(b)	6,986	6,620,283
4.75%, 02/01/30	14,035	13,638,511
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)(b)	51	54,668
IQVIA Inc.
5.00%, 10/15/26(a)	16,302	16,188,222
5.00%, 05/15/27(a)	17,982	17,837,259
6.50%, 05/15/30(a)(b)	8,474	8,773,714
Legacy LifePoint Health LLC, 4.38%, 02/15/27(a)	10,457	10,186,726
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	7,984	7,429,032
9.88%, 08/15/30(a)(b)	13,814	15,173,693
10.00%, 06/01/32(a)(b)	13,342	14,500,086
11.00%, 10/15/30(a)	18,135	20,409,310
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	11,448	10,517,850
3.88%, 05/15/32(a)(b)	13,596	12,202,410
4.38%, 06/15/28(a)	14,203	13,659,555
MPH Acquisition Holdings LLC
5.50%, 09/01/28(a)	17,773	13,300,869
5.75%, 11/01/28(a)(b)	16,486	7,605,541
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	18,477	18,620,566
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(c)	12,497	11,996,833
9.78%, 02/15/30, (9.78% PIK)(a)(b)(c)	11,137	9,745,220
Select Medical Corp., 6.25%, 08/15/26(a)	15,913	15,992,565
Star Parent Inc., 9.00%, 10/01/30(a)(b)	16,906	18,038,195
Tenet Healthcare Corp.
4.25%, 06/01/29	22,232	21,326,219
4.38%, 01/15/30	23,300	22,251,500
4.63%, 06/15/28	9,515	9,306,812
5.13%, 11/01/27	23,182	22,979,158
6.13%, 10/01/28(b)	39,975	39,988,591
6.13%, 06/15/30(b)	31,893	32,311,596
6.25%, 02/01/27	15,457	15,457,199
6.75%, 05/15/31	22,178	22,995,038
		746,593,853
Security	Par (000)	Value
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	$17,015	$16,504,550
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	13,094	11,489,985
5.25%, 05/15/27	24,152	23,399,665
6.25%, 05/15/26	20,758	20,613,940
9.00%, 06/15/30(a)	12,144	12,279,891
9.75%, 01/15/29(a)	11,473	12,044,228
Stena International SA
7.25%, 01/15/31(a)	11,198	11,520,909
7.63%, 02/15/31(a)(b)	6,985	7,180,231
		115,033,399
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)	6,307	5,936,155
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	8,099	7,529,964
6.25%, 09/15/27(a)	9,580	9,554,751
Century Communities Inc.
3.88%, 08/15/29(a)(b)	8,196	7,595,643
6.75%, 06/01/27	7,930	8,011,937
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	9,307	8,794,131
5.25%, 12/15/27(a)	8,139	8,043,621
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	8,460	8,380,138
5.75%, 01/15/28(a)	7,330	7,389,153
5.88%, 06/15/27(a)(b)	7,905	8,007,212
		79,242,705
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(b)	13,723	12,098,549
4.00%, 04/15/29(a)(b)	14,398	13,343,347
		25,441,896
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC/New Red Finance Inc., 6.13%, 06/15/29(a)(b)	19,904	20,283,569
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	8,239	7,580,374
4.13%, 04/30/31(a)	6,654	6,043,773
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	9,278	9,544,742
10.75%, 06/30/32(a)(b)	7,672	7,654,585
		30,823,474
Housewares — 0.4%
Newell Brands Inc.
5.70%, 04/01/26	33,358	33,257,926
6.38%, 09/15/27(b)	8,946	9,000,884
6.63%, 09/15/29(b)	8,557	8,578,927
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,900	7,087,372
4.38%, 02/01/32(b)	7,484	6,754,834
4.50%, 10/15/29(b)	6,327	5,992,049
		70,671,992
9
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 2.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	$11,397	$10,652,770
6.00%, 08/01/29(a)(b)	8,009	7,620,964
7.50%, 11/06/30(a)	17,486	17,929,421
8.25%, 02/01/29(a)	15,761	16,167,503
8.50%, 06/15/29(a)	8,099	8,378,416
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	11,675	11,246,916
5.88%, 11/01/29(a)(b)	7,185	6,966,774
6.75%, 10/15/27(a)	21,907	21,870,945
6.75%, 04/15/28(a)	21,254	21,594,064
7.00%, 01/15/31(a)	23,969	24,777,055
AmWINS Group Inc.
4.88%, 06/30/29(a)(b)	12,347	11,774,794
6.38%, 02/15/29(a)(b)	11,646	11,940,760
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	12,379	12,779,570
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	16,666	17,247,833
AssuredPartners Inc.
5.63%, 01/15/29(a)	9,603	9,189,671
7.50%, 02/15/32(a)(b)	8,242	8,406,840
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	11,187	11,584,765
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)(d)	12,368	11,629,630
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)(d)	9,539	9,778,214
GTCR AP Finance Inc., 8.00%, 05/15/27(a)	6,389	6,408,788
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	16,433	16,903,702
8.13%, 02/15/32(a)	8,452	8,586,176
HUB International Ltd.
5.63%, 12/01/29(a)(b)	8,879	8,667,564
7.25%, 06/15/30(a)(b)	52,764	55,167,400
7.38%, 01/31/32(a)	30,744	31,822,601
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)(b)	13,570	14,395,414
10.50%, 12/15/30(a)	1,728	1,877,403
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	7,769	7,289,674
4.30%, 02/01/61(a)	13,163	8,645,623
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	49,456	51,525,239
		462,826,489
Internet — 1.6%
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	15,616	14,275,523
6.13%, 12/01/28(a)	8,316	7,064,858
Cogent Communications Group LLC
3.50%, 05/01/26(a)(b)	3,622	3,502,277
7.00%, 06/15/27(a)(b)	6,870	6,953,789
Gen Digital Inc.
6.75%, 09/30/27(a)	14,336	14,695,793
7.13%, 09/30/30(a)(b)	10,413	10,887,729
Security	Par (000)	Value
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	$13,336	$12,409,304
5.25%, 12/01/27(a)	10,148	10,080,769
ION Trading Technologies SARL
5.75%, 05/15/28(a)	7,435	6,985,182
9.50%, 05/30/29(a)	9,468	9,980,484
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	7,033	6,246,711
4.13%, 08/01/30(a)(b)	8,443	7,772,848
4.63%, 06/01/28(a)	8,256	7,914,408
5.00%, 12/15/27(a)(b)	7,213	7,084,869
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)(b)	11,532	7,351,650
11.75%, 10/15/28(a)(b)	8,644	8,584,810
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(g)	12,185	11,532,105
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(g)	15,902	13,794,985
9.75%, 04/15/29(a)	32,485	35,068,152
11.25%, 02/15/27(a)	30,313	32,969,016
Uber Technologies Inc.
4.50%, 08/15/29(a)(b)	12,329	12,091,050
6.25%, 01/15/28(a)(b)	8,372	8,448,520
7.50%, 09/15/27(a)	6,819	6,949,107
8.00%, 11/01/26(a)	11,918	11,950,774
		274,594,713
Iron & Steel — 0.6%
ATI Inc., 7.25%, 08/15/30(b)	7,309	7,751,194
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	9,170	9,153,535
6.75%, 04/15/30(a)(b)	13,307	13,508,501
7.00%, 03/15/32(a)(b)	18,077	18,127,977
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	11,599	11,788,644
8.13%, 05/01/27(a)	12,543	12,654,006
8.50%, 05/01/30(a)(b)	10,770	11,149,642
9.25%, 10/01/28(a)(b)	18,611	19,674,191
		103,807,690
Leisure Time — 1.2%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(a)	32,572	35,250,395
Life Time Inc.
5.75%, 01/15/26(a)(b)	12,490	12,517,276
8.00%, 04/15/26(a)	7,989	8,109,945
NCL Corp. Ltd.
5.88%, 03/15/26(a)(b)	23,999	23,972,361
5.88%, 02/15/27(a)	16,182	16,230,546
7.75%, 02/15/29(a)(b)	9,527	10,172,752
8.13%, 01/15/29(a)(b)	13,074	13,992,841
8.38%, 02/01/28(a)	8,784	9,244,172
NCL Finance Ltd., 6.13%, 03/15/28(a)(b)	8,581	8,668,011
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	15,692	15,085,661
11.25%, 12/15/27(a)(b)	10,366	10,511,642
Viking Cruises Ltd.
5.88%, 09/15/27(a)(b)	12,983	12,965,213
7.00%, 02/15/29(a)	8,919	9,034,134
9.13%, 07/15/31(a)(b)	12,190	13,368,460
VOC Escrow Ltd., 5.00%, 02/15/28(a)	10,561	10,377,635
		209,501,044
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	$16,798	$16,523,176
4.75%, 06/15/31(a)(b)	14,796	13,889,597
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	25,759	23,096,807
3.75%, 05/01/29(a)(b)	13,015	12,243,028
4.00%, 05/01/31(a)(b)	17,865	16,537,332
4.88%, 01/15/30(b)	17,022	16,694,667
5.75%, 05/01/28(a)(b)	4,867	4,878,900
5.88%, 04/01/29(a)(b)	8,600	8,761,250
6.13%, 04/01/32(a)	7,798	7,992,950
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	8,395	7,544,167
5.00%, 06/01/29(a)(b)	13,943	13,174,741
6.63%, 01/15/32(a)(b)	14,779	14,958,410
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	7,414	7,382,491
Melco Resorts Finance Ltd.
4.88%, 06/06/25(a)	219	216,145
5.25%, 04/26/26(a)	8,004	7,807,340
5.38%, 12/04/29(a)(b)	18,858	17,184,352
5.63%, 07/17/27(a)(b)	10,148	9,784,803
5.75%, 07/21/28(a)	14,285	13,607,811
7.63%, 04/17/32(a)(b)	12,529	12,557,817
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	13,478	13,029,556
5.88%, 05/15/26(a)(b)	13,105	13,048,649
7.13%, 06/26/31(a)(b)	8,363	8,555,693
MGM Resorts International
4.63%, 09/01/26	6,386	6,303,055
4.75%, 10/15/28(b)	12,618	12,275,863
5.50%, 04/15/27	10,724	10,737,405
5.75%, 06/15/25	443	442,731
6.50%, 04/15/32(b)	12,285	12,370,995
Station Casinos LLC
4.50%, 02/15/28(a)	10,908	10,476,670
4.63%, 12/01/31(a)	8,270	7,649,585
6.63%, 03/15/32(a)(b)	7,840	7,996,800
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	17,662	15,760,417
6.50%, 01/15/28(a)(b)	8,278	7,957,506
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	10,261	9,555,556
6.00%, 04/01/27	6,422	6,416,991
6.63%, 07/31/26(a)(b)	10,843	11,036,005
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	16,275	14,899,762
5.50%, 01/15/26(a)	16,996	16,826,040
5.50%, 10/01/27(a)(b)	12,349	11,953,796
5.63%, 08/26/28(a)	21,932	20,956,026
		443,084,885
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30(a)	23,553	24,745,488
9.50%, 01/01/31(a)(b)	9,011	9,798,336
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	16,888	17,306,846
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	7,361	7,362,315
Security	Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	$25,293	$24,850,373
		84,063,358
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26(a)	8,249	8,171,913
12.25%, 11/15/26(a)(b)	12,641	12,579,375
Hillenbrand Inc., 6.25%, 02/15/29(b)	8,308	8,432,620
		29,183,908
Media — 9.3%
AMC Networks Inc.
4.25%, 02/15/29(b)	17,248	12,250,047
10.25%, 01/15/29(a)(b)	14,593	14,665,965
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	48,496	42,062,036
4.25%, 01/15/34(a)(b)	32,283	26,049,153
4.50%, 08/15/30(a)(b)	44,104	39,211,212
4.50%, 05/01/32	46,874	40,041,177
4.50%, 06/01/33(a)(b)	28,116	23,448,744
4.75%, 03/01/30(a)(b)	48,487	44,119,776
4.75%, 02/01/32(a)(b)	19,069	16,584,071
5.00%, 02/01/28(a)(b)	41,080	39,539,500
5.13%, 05/01/27(a)(b)	52,862	51,698,507
5.38%, 06/01/29(a)	24,470	23,217,381
5.50%, 05/01/26(a)	10,917	10,889,708
6.38%, 09/01/29(a)(b)	24,299	23,934,515
7.38%, 03/01/31(a)(b)	18,062	18,334,059
CSC Holdings LLC
3.38%, 02/15/31(a)	15,407	10,002,995
4.13%, 12/01/30(a)	17,942	11,904,068
4.50%, 11/15/31(a)	24,877	16,545,277
4.63%, 12/01/30(a)	36,458	14,298,463
5.00%, 11/15/31(a)(b)	7,697	2,837,307
5.38%, 02/01/28(a)	16,022	12,303,294
5.50%, 04/15/27(a)	21,467	17,447,304
5.75%, 01/15/30(a)	35,336	13,940,052
6.50%, 02/01/29(a)	28,249	21,306,574
7.50%, 04/01/28(a)	16,605	8,416,659
11.25%, 05/15/28(a)	15,950	14,175,563
11.75%, 01/31/29(a)	32,679	28,904,575
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	13,090	13,286,350
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)(b)	61,010	59,121,740
DISH DBS Corp.
5.25%, 12/01/26(a)	44,505	38,163,037
5.75%, 12/01/28(a)	39,403	30,293,026
7.38%, 07/01/28	15,649	8,059,235
7.75%, 07/01/26	31,389	21,014,308
5.13%, 06/01/29	21,993	10,067,516
DISH Network Corp., 11.75%, 11/15/27(a)	67,753	68,763,367
Gray Television Inc.
4.75%, 10/15/30(a)(b)	13,422	7,630,407
5.38%, 11/15/31(a)(b)	21,304	12,196,540
7.00%, 05/15/27(a)(b)	11,550	11,152,103
10.50%, 07/15/29(a)(b)	20,820	21,352,576
iHeartCommunications Inc.
4.75%, 01/15/28(a)	9,128	5,253,474
5.25%, 08/15/27(a)	13,590	8,553,546
6.38%, 05/01/26	14,357	12,096,177
8.38%, 05/01/27	14,442	6,668,597
11
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	$13,612	$10,979,990
6.75%, 10/15/27(a)(b)	18,889	17,259,257
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	16,387	16,076,085
7.38%, 09/01/31(a)(b)	8,980	9,273,197
8.00%, 08/01/29(a)(b)	12,978	12,918,853
News Corp.
3.88%, 05/15/29(a)(b)	16,715	15,693,379
5.13%, 02/15/32(a)(b)	8,966	8,716,745
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	17,281	16,136,422
5.63%, 07/15/27(a)(b)	29,169	28,519,406
Paramount Global
6.25%, 02/28/57, (3-mo. LIBOR US + 3.899%)(d)	10,335	8,935,951
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	15,744	14,302,525
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	15,195	11,993,919
6.50%, 09/15/28(a)	16,003	8,857,661
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	8,996	5,802,420
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	7,856	5,577,760
Sinclair Television Group Inc.
4.13%, 12/01/30(a)(b)	12,093	8,495,333
5.50%, 03/01/30(a)(b)	8,197	4,891,150
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	17,062	16,281,414
3.88%, 09/01/31(a)(b)	24,550	21,077,403
4.00%, 07/15/28(a)	32,587	30,543,026
4.13%, 07/01/30(a)(b)	24,387	21,887,333
5.00%, 08/01/27(a)	25,476	24,952,050
5.50%, 07/01/29(a)(b)	20,408	19,857,800
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	20,249	18,861,269
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	8,588	8,449,791
TEGNA Inc.
4.63%, 03/15/28	17,032	15,999,648
4.75%, 03/15/26(a)	9,616	9,481,424
5.00%, 09/15/29(b)	17,877	16,590,392
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	14,800	14,369,468
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	18,251	16,015,253
6.63%, 06/01/27(a)(b)	25,911	25,618,206
7.38%, 06/30/30(a)(b)	15,162	14,552,184
8.00%, 08/15/28(a)(b)	24,486	24,769,303
8.50%, 07/31/31(a)(b)	8,445	8,412,124
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	15,073	13,062,563
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)	15,207	13,439,186
5.50%, 05/15/29(a)(b)	23,726	22,522,380
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	7,858	7,434,439
VZ Secured Financing BV, 5.00%, 01/15/32(a)	24,793	22,507,395
Ziggo Bond Co. BV
5.13%, 02/28/30(a)(b)	8,143	7,337,564
6.00%, 01/15/27(a)(b)	9,089	9,061,915
Ziggo BV, 4.88%, 01/15/30(a)(b)	16,067	15,019,592
		1,554,333,156
Security	Par (000)	Value
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	$8,780	$8,395,779
5.50%, 12/15/27(a)(b)	7,558	7,550,896
6.13%, 05/15/28(a)(b)	7,552	7,646,066
7.13%, 03/15/31(a)(b)	12,436	13,082,796
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	12,305	13,237,616
11.50%, 10/01/31(a)	8,623	9,752,274
Constellium SE, 3.75%, 04/15/29(a)(b)	8,348	7,709,378
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	24,094	22,082,365
4.50%, 09/15/27(a)	9,878	9,498,882
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	11,495	11,477,758
6.13%, 04/15/32(a)	13,780	13,738,660
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	8,916	8,000,079
4.63%, 03/01/28(a)(b)	8,611	8,213,639
Novelis Corp.
3.25%, 11/15/26(a)	11,041	10,644,992
3.88%, 08/15/31(a)	11,572	10,385,870
4.75%, 01/30/30(a)(b)	25,671	24,550,782
		185,967,832
Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25(a)(b)	156	153,465
5.50%, 08/15/28(a)	12,962	11,098,712
8.88%, 11/30/29(a)(b)	9,191	8,595,883
		19,848,060
Oil & Gas — 6.1%
Antero Resources Corp.
5.38%, 03/01/30(a)(b)	10,044	9,925,782
7.63%, 02/01/29(a)	5,391	5,575,642
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	6,799	6,770,002
7.00%, 11/01/26(a)	8,513	8,543,185
8.25%, 12/31/28(a)(b)	8,670	8,917,329
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	9,393	9,698,273
8.50%, 04/30/30(a)(b)	12,948	13,795,153
California Resources Corp.
7.13%, 02/01/26(a)	97	97,491
8.25%, 06/15/29(a)	10,437	10,760,025
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25(a)	987	987,888
Chesapeake Energy Corp.
5.50%, 02/01/26(a)(b)	5,847	5,847,760
5.88%, 02/01/29(a)(b)	8,350	8,377,179
6.75%, 04/15/29(a)(b)	15,407	15,647,580
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	9,643	9,688,632
7.00%, 06/15/25(a)	19,913	19,951,581
8.38%, 01/15/29(a)	21,518	22,359,220
Civitas Resources Inc.
5.00%, 10/15/26(a)(b)	6,833	6,698,048
8.38%, 07/01/28(a)(b)	21,987	23,181,993
8.63%, 11/01/30(a)	16,965	18,404,148
8.75%, 07/01/31(a)(b)	22,195	23,970,600
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
CNX Resources Corp.
6.00%, 01/15/29(a)(b)	$7,735	$7,756,194
7.25%, 03/01/32(a)	6,415	6,698,479
7.38%, 01/15/31(a)(b)	7,725	8,060,748
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	16,207	15,331,822
6.75%, 03/01/29(a)(b)	19,834	19,498,012
6.75%, 03/01/29(a)	6,601	6,486,341
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	12,484	12,799,768
7.63%, 04/01/32(a)	12,056	12,432,374
9.25%, 02/15/28(a)	15,269	16,158,419
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29(a)	5,593	5,672,532
CVR Energy Inc.
5.75%, 02/15/28(a)	7,357	6,943,399
8.50%, 01/15/29(a)(b)	10,334	10,476,093
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)(b)	11,091	11,416,687
8.75%, 05/01/31(a)(b)	8,408	8,940,200
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28(a)	4,911	4,992,645
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(h)	10,092	9,596,650
5.38%, 03/30/28(a)(h)	10,507	9,482,568
5.88%, 03/30/31(a)(h)	9,772	8,410,979
8.50%, 09/30/33(a)(h)	12,221	11,793,387
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)(b)	9,592	9,518,640
6.00%, 04/15/30(a)	7,972	7,934,057
6.00%, 02/01/31(a)(b)	9,121	9,058,065
6.25%, 11/01/28(a)	9,544	9,564,679
6.25%, 04/15/32(a)(b)	8,264	8,255,736
6.88%, 05/15/34(a)	8,315	8,397,152
8.38%, 11/01/33(a)(b)	9,611	10,510,013
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	9,601	9,204,719
6.75%, 06/30/30(a)	8,496	7,856,702
Matador Resources Co.
6.50%, 04/15/32(a)(b)	15,452	15,689,520
6.88%, 04/15/28(a)(b)	8,255	8,469,649
MEG Energy Corp., 7.13%, 02/01/27(a)(b)	1,509	1,531,069
Murphy Oil Corp., 5.88%, 12/01/27(b)	5,163	5,179,457
Nabors Industries Inc.
7.38%, 05/15/27(a)	11,457	11,578,100
8.88%, 08/15/31(a)(b)	9,095	9,122,922
9.13%, 01/31/30(a)(b)	11,199	11,989,761
Noble Finance II LLC, 8.00%, 04/15/30(a)	17,010	17,648,726
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	12,203	12,469,392
8.75%, 06/15/31(a)(b)	8,126	8,690,387
Parkland Corp.
4.50%, 10/01/29(a)	12,418	11,739,853
4.63%, 05/01/30(a)(b)	12,906	12,086,598
5.88%, 07/15/27(a)(b)	7,864	7,834,858
6.63%, 08/15/32(a)	6,692	6,757,359
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	13,658	13,531,664
7.88%, 09/15/30(a)(b)	8,439	8,786,054
Permian Resources Operating LLC
5.88%, 07/01/29(a)	11,723	11,724,444
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 02/01/33(a)(b)	$11,635	$11,926,457
7.00%, 01/15/32(a)(b)	16,686	17,489,977
8.00%, 04/15/27(a)	8,293	8,562,833
9.88%, 07/15/31(a)(b)	8,386	9,368,560
Range Resources Corp.
4.75%, 02/15/30(a)(b)	8,361	8,005,658
8.25%, 01/15/29(b)	8,382	8,686,229
SM Energy Co.
6.50%, 07/15/28	6,808	6,842,253
6.63%, 01/15/27	6,619	6,624,295
6.75%, 09/15/26(b)	6,453	6,453,000
6.75%, 08/01/29(a)(b)	12,805	13,004,758
7.00%, 08/01/32(a)	12,870	13,174,682
Southwestern Energy Co.
4.75%, 02/01/32	18,169	17,213,425
5.38%, 02/01/29	11,554	11,387,969
5.38%, 03/15/30(b)	20,034	19,823,008
Sunoco LP
7.00%, 05/01/29(a)	12,565	13,084,092
7.25%, 05/01/32(a)(b)	12,329	13,033,743
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	12,858	12,344,966
4.50%, 04/30/30(b)	11,979	11,377,490
5.88%, 03/15/28(b)	5,643	5,650,054
6.00%, 04/15/27	7,298	7,302,911
7.00%, 09/15/28(a)(b)	7,833	8,146,208
Talos Production Inc.
9.00%, 02/01/29(a)	10,393	11,029,052
9.38%, 02/01/31(a)(b)	10,723	11,439,096
Transocean Inc.
8.00%, 02/01/27(a)	7,841	7,828,258
8.25%, 05/15/29(a)	14,624	14,806,800
8.50%, 05/15/31(a)(b)	15,003	15,212,892
8.75%, 02/15/30(a)(b)	16,285	17,196,141
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	8,978	9,319,164
Valaris Ltd., 8.38%, 04/30/30(a)	19,014	19,833,313
Vital Energy Inc.
7.88%, 04/15/32(a)(b)	16,395	16,781,963
9.75%, 10/15/30(b)	1,321	1,449,798
		1,031,673,429
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)	13,519	13,546,579
6.88%, 04/01/27(a)	2,286	2,300,504
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	12,188	12,284,334
7.13%, 03/15/29(a)	16,890	17,354,475
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	27,080	28,109,040
		73,594,932
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	10,135	9,189,658
4.00%, 09/01/29(a)(b)	17,305	14,921,903
6.00%, 06/15/27(a)	9,675	9,660,058
13
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	$17,613	$15,194,735
5.25%, 08/15/27(a)	11,807	7,106,397
5.25%, 08/15/27(a)(b)	15,240	9,172,651
Ball Corp.
2.88%, 08/15/30(b)	21,894	19,387,137
3.13%, 09/15/31(b)	14,319	12,509,436
6.00%, 06/15/29	15,866	16,338,344
6.88%, 03/15/28	11,734	12,157,312
Berry Global Inc., 5.63%, 07/15/27(a)(b)	7,027	7,019,651
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)(b)	8,977	8,964,343
6.88%, 01/15/30(a)(b)	4,660	4,677,475
8.75%, 04/15/30(a)(b)	18,618	18,577,971
Crown Americas LLC, 5.25%, 04/01/30(b)	8,594	8,589,163
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	6,745	6,619,753
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(b)	13,561	13,456,309
Graphic Packaging International LLC
3.50%, 03/15/28(a)	7,363	6,932,527
3.75%, 02/01/30(a)(b)	7,290	6,745,874
6.38%, 07/15/32(a)(b)	8,100	8,265,076
LABL Inc.
5.88%, 11/01/28(a)(b)	8,577	7,929,705
6.75%, 07/15/26(a)	13,478	13,406,567
8.25%, 11/01/29(a)(b)	7,877	7,032,729
10.50%, 07/15/27(a)(b)	11,831	11,679,415
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	42,776	44,169,882
9.25%, 04/15/27(a)(b)	21,688	22,035,225
OI European Group BV, 4.75%, 02/15/30(a)	6,739	6,340,691
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	10,441	10,470,197
7.25%, 05/15/31(a)(b)	11,132	11,278,775
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)(b)	16,345	15,607,555
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28(a)(b)	7,859	7,430,763
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	7,278	7,020,769
5.00%, 04/15/29(a)(b)	7,482	7,338,239
6.50%, 07/15/32(a)(b)	6,716	6,872,496
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	11,453	11,634,426
7.25%, 02/15/31(a)(b)	7,483	7,863,495
Silgan Holdings Inc., 4.13%, 02/01/28(b)	9,086	8,770,823
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	18,415	18,185,733
8.50%, 08/15/27(a)	11,630	11,602,411
		452,155,669
Pharmaceuticals — 2.7%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	8,421	7,668,403
5.13%, 03/01/30(a)(b)	10,085	9,217,589
Bausch Health Americas Inc.
8.50%, 01/31/27(a)(b)	10,479	7,675,868
9.25%, 04/01/26(a)	11,897	10,761,347
Security	Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	$25,452	$19,111,907
5.00%, 01/30/28(a)(b)	7,086	3,970,994
5.00%, 02/15/29(a)(b)	7,459	3,883,653
5.25%, 01/30/30(a)	12,636	6,290,201
5.25%, 02/15/31(a)	7,486	3,715,676
5.50%, 11/01/25(a)	27,062	26,081,002
5.75%, 08/15/27(a)	8,424	6,829,337
6.13%, 02/01/27(a)	16,903	14,145,276
6.25%, 02/15/29(a)(b)	12,814	6,555,002
9.00%, 12/15/25(a)	15,460	14,107,250
11.00%, 09/30/28(a)	27,901	25,738,672
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	15,890	16,873,591
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	10,086	6,386,354
12.25%, 04/15/29(a)(b)	13,782	13,769,596
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	25,838	24,670,983
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	34,166	32,688,662
5.13%, 04/30/31(a)(b)	32,515	30,453,549
6.75%, 05/15/34(a)	8,372	8,682,240
7.88%, 05/15/34(a)(b)	8,279	8,724,824
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	8,551	7,782,641
6.63%, 04/01/30(a)(b)	10,054	9,724,103
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	54,248	52,006,473
4.75%, 05/09/27	16,466	16,187,066
5.13%, 05/09/29(b)	16,432	16,295,029
6.75%, 03/01/28	19,996	20,815,036
7.88%, 09/15/29(b)	10,033	11,038,808
8.13%, 09/15/31(b)	8,199	9,377,078
		451,228,210
Pipelines — 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	11,674	11,526,451
5.75%, 03/01/27(a)	8,662	8,639,622
5.75%, 01/15/28(a)	10,457	10,458,891
6.63%, 02/01/32(a)	9,868	10,173,908
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)	8,196	8,518,390
7.25%, 07/15/32(a)(b)	8,383	8,789,715
Buckeye Partners LP
3.95%, 12/01/26	10,187	9,899,727
4.13%, 12/01/27(b)	6,489	6,198,314
4.50%, 03/01/28(a)(b)	7,894	7,585,006
6.88%, 07/01/29(a)(b)	9,516	9,734,868
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	23,398	22,947,179
7.50%, 12/15/33(a)(b)	8,087	8,732,601
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)(b)	7,044	7,112,239
8.63%, 03/15/29(a)	16,078	16,885,919
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
DT Midstream Inc.
4.13%, 06/15/29(a)	$17,626	$16,754,218
4.38%, 06/15/31(a)	16,509	15,527,210
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	6,652	6,741,203
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	13,307	14,144,898
EQM Midstream Partners LP
4.13%, 12/01/26	7,224	7,083,385
4.50%, 01/15/29(a)	13,030	12,629,759
4.75%, 01/15/31(a)(b)	17,771	17,051,097
5.50%, 07/15/28	13,685	13,784,285
6.00%, 07/01/25(a)	392	392,713
6.38%, 04/01/29(a)	9,695	9,963,570
6.50%, 07/01/27(a)	14,900	15,282,835
7.50%, 06/01/27(a)	8,868	9,145,125
7.50%, 06/01/30(a)(b)	7,991	8,730,567
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	11,252	11,448,910
7.88%, 05/15/32(b)	11,630	11,944,010
8.00%, 01/15/27(b)	15,479	15,845,749
8.25%, 01/15/29	10,134	10,540,120
8.88%, 04/15/30	8,192	8,699,531
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27(b)	7,357	7,425,264
8.25%, 01/15/32(a)	7,562	7,873,932
Harvest Midstream I LP
7.50%, 09/01/28(a)(b)	12,105	12,386,750
7.50%, 05/15/32(a)	8,635	9,062,001
Hess Midstream Operations LP
4.25%, 02/15/30(a)	12,401	11,727,276
5.13%, 06/15/28(a)(b)	9,383	9,270,625
5.50%, 10/15/30(a)	6,469	6,417,248
5.63%, 02/15/26(a)	10,147	10,118,791
6.50%, 06/01/29(a)(b)	9,742	10,042,809
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)	10,465	10,836,159
8.88%, 07/15/28(a)	8,234	8,776,793
ITT Holdings LLC, 6.50%, 08/01/29(a)	19,837	18,675,147
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	16,422	16,459,114
6.63%, 12/15/28(a)(b)	13,222	13,631,894
New Fortress Energy Inc.
6.50%, 09/30/26(a)(b)	23,926	20,660,101
6.75%, 09/15/25(a)(b)	12,494	12,181,650
8.75%, 03/15/29(a)(b)	12,182	10,203,491
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)	15,053	15,335,244
8.38%, 02/15/32(a)	21,340	21,933,465
NuStar Logistics LP
5.63%, 04/28/27(b)	9,407	9,430,480
5.75%, 10/01/25	8,530	8,536,872
6.00%, 06/01/26	7,883	7,956,322
6.38%, 10/01/30(b)	9,676	10,113,179
Rockies Express Pipeline LLC, 4.95%, 07/15/29(a)	9,103	8,739,488
Security	Par (000)	Value
Pipelines (continued)
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(d)	$7,590	$7,819,977
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(d)	3,859	3,940,039
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	11,973	11,556,959
6.00%, 03/01/27(a)(b)	6,686	6,680,209
6.00%, 12/31/30(a)	12,557	11,981,732
6.00%, 09/01/31(a)	8,045	7,628,301
7.38%, 02/15/29(a)	12,961	13,260,140
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	20,968	18,651,036
6.25%, 01/15/30(a)(b)	16,984	17,651,228
3.88%, 08/15/29(a)	20,471	19,353,283
4.13%, 08/15/31(a)	20,917	19,369,332
Venture Global LNG Inc.
7.00%, 01/15/30(a)	23,599	24,129,977
8.13%, 06/01/28(a)(b)	36,095	37,766,650
8.38%, 06/01/31(a)	36,507	38,770,434
9.50%, 02/01/29(a)(b)	48,884	55,072,876
9.88%, 02/01/32(a)(b)	33,072	36,748,532
		961,086,815
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	10,432	9,211,946
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	7,396	5,132,824
5.75%, 01/15/29(a)(b)	8,782	6,305,476
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	10,380	10,473,939
8.88%, 09/01/31(a)(b)	6,409	6,940,370
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	10,842	9,974,694
4.38%, 02/01/31(a)(b)	10,897	9,807,300
5.38%, 08/01/28(a)	12,134	11,803,531
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	9,270	8,375,630
4.75%, 02/01/30(b)	9,744	8,619,786
5.00%, 03/01/31(b)	9,753	8,499,525
		95,145,021
Real Estate Investment Trusts — 3.6%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	6,906	6,444,517
8.88%, 04/12/29(b)	6,857	7,422,214
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	11,473	11,125,942
5.75%, 05/15/26(a)(b)	14,043	14,013,670
Diversified Healthcare Trust
4.38%, 03/01/31	7,606	5,818,590
4.75%, 02/15/28(b)	8,214	7,217,642
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	7,318	5,393,366
3.95%, 11/01/27(b)	6,252	5,536,521
4.65%, 04/01/29(b)	8,006	6,645,981
15
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Iron Mountain Inc.
4.50%, 02/15/31(a)	$17,643	$16,562,366
4.88%, 09/15/27(a)(b)	17,422	17,095,337
4.88%, 09/15/29(a)(b)	15,709	15,228,754
5.00%, 07/15/28(a)	7,617	7,454,663
5.25%, 03/15/28(a)	13,134	12,988,607
5.25%, 07/15/30(a)(b)	20,042	19,473,008
5.63%, 07/15/32(a)(b)	9,070	8,937,941
7.00%, 02/15/29(a)(b)	15,807	16,428,847
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	11,595	11,059,559
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	9,652	9,350,375
4.75%, 06/15/29(a)(b)	9,473	9,129,604
7.00%, 07/15/31(a)(b)	7,880	8,229,616
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	21,010	14,350,460
4.63%, 08/01/29(b)	14,469	11,104,957
5.00%, 10/15/27(b)	22,206	18,835,573
5.25%, 08/01/26(b)	7,785	7,284,502
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	12,329	11,779,768
5.88%, 10/01/28(a)	11,103	11,019,727
7.00%, 02/01/30(a)	8,896	9,116,131
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	9,261	8,929,919
4.75%, 10/15/27(b)	10,105	9,883,296
6.50%, 04/01/32(a)(b)	15,763	16,201,369
7.25%, 07/15/28(a)(b)	6,257	6,494,277
Rithm Capital Corp., 8.00%, 04/01/29(a)(b)	12,617	12,558,016
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(b)	7,945	7,675,664
4.00%, 09/15/29(a)(b)	8,045	7,291,988
SBA Communications Corp.
3.13%, 02/01/29(b)	24,007	22,098,924
3.88%, 02/15/27(b)	22,977	22,259,176
Service Properties Trust
3.95%, 01/15/28(b)	6,894	5,879,865
4.38%, 02/15/30(b)	6,428	4,724,580
4.75%, 10/01/26(b)	7,508	7,179,168
4.95%, 02/15/27(b)	6,484	5,998,597
4.95%, 10/01/29(b)	7,107	5,485,893
5.50%, 12/15/27	7,248	6,825,750
8.38%, 06/15/29(b)	11,838	11,636,754
8.63%, 11/15/31(a)(b)	16,596	17,736,676
8.88%, 06/15/32(b)	7,462	7,014,280
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	6,556	6,310,150
4.38%, 01/15/27(a)(b)	8,001	7,753,369
7.25%, 04/01/29(a)(b)	10,027	10,435,400
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	12,252	8,973,365
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28(a)	9,387	8,248,826
6.50%, 02/15/29(a)(b)	18,161	13,964,365
10.50%, 02/15/28(a)	46,977	48,198,613
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
XHR LP
4.88%, 06/01/29(a)	$6,816	$6,495,972
6.38%, 08/15/25(a)(b)	3,220	3,220,644
		604,523,134
Retail — 5.0%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	11,725	10,941,770
3.88%, 01/15/28(a)	25,362	24,248,443
4.00%, 10/15/30(a)(b)	47,763	43,762,849
4.38%, 01/15/28(a)(b)	11,768	11,373,118
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	8,965	8,246,587
Asbury Automotive Group Inc.
4.50%, 03/01/28	7,442	7,180,070
4.63%, 11/15/29(a)(b)	12,972	12,404,475
4.75%, 03/01/30(b)	7,284	6,968,646
5.00%, 02/15/32(a)(b)	9,491	8,932,929
Bath & Body Works Inc.
5.25%, 02/01/28	8,334	8,208,105
6.63%, 10/01/30(a)(b)	16,195	16,397,437
7.50%, 06/15/29(b)	8,532	8,824,989
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% Cash or 8.50% PIK)(a)(c)	6,582	6,374,256
Beacon Roofing Supply Inc., 6.50%, 08/01/30(a)(b)	10,345	10,628,194
Carvana Co.
12.00%, 12/01/28, (12.00% PIK)(a)(c)	16,568	17,172,670
13.00%, 06/01/30, (13.00% PIK)(a)(c)	26,857	28,662,124
14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	29,572	33,638,059
eG Global Finance PLC, 12.00%, 11/30/28(a)(b)	18,256	19,814,606
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	10,307	10,307,000
5.88%, 04/01/29(a)(b)	14,061	13,182,187
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)(b)	16,812	15,690,542
6.75%, 01/15/30(a)(b)	20,257	18,166,911
FirstCash Inc.
4.63%, 09/01/28(a)	9,305	8,922,332
5.63%, 01/01/30(a)(b)	10,063	9,915,735
6.88%, 03/01/32(a)	8,758	9,005,589
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	12,959	11,614,504
3.88%, 10/01/31(a)(b)	12,353	10,675,710
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	8,646	8,481,726
8.75%, 01/15/32(a)	8,849	8,474,953
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	4,129	3,905,249
6.38%, 01/15/30(a)	8,467	8,607,129
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	11,817	11,684,902
Kohl's Corp., 4.63%, 05/01/31(b)	758	626,074
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	14,146	12,802,130
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)(b)	16,565	15,750,549
8.25%, 08/01/31(a)	13,808	14,621,374
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	13,100	12,145,534
4.38%, 01/15/31(a)(b)	9,703	8,919,483
4.63%, 12/15/27(a)(b)	6,658	6,484,060
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	$8,419	$8,230,950
5.88%, 03/15/30(a)(b)	7,479	7,236,167
6.13%, 03/15/32(a)(b)	7,089	6,778,266
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	13,810	10,826,713
7.88%, 05/01/29(a)(b)	21,155	12,701,885
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	8,550	7,734,330
4.75%, 09/15/29(b)	8,296	8,035,367
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(a)(b)	18,322	18,506,136
Nordstrom Inc.
4.25%, 08/01/31(b)	7,060	6,315,488
4.38%, 04/01/30(b)	7,972	7,316,930
Penske Automotive Group Inc.
3.50%, 09/01/25(b)	6,013	5,913,785
3.75%, 06/15/29(b)	8,634	8,040,240
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	19,905	19,040,526
7.75%, 02/15/29(a)(b)	18,825	18,529,466
QVC Inc.
4.38%, 09/01/28(b)	8,758	6,611,414
4.75%, 02/15/27(b)	10,030	8,784,274
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	11,149	10,423,535
4.88%, 11/15/31(a)(b)	8,732	7,997,813
Staples Inc.
10.75%, 09/01/29(a)	38,923	36,684,927
12.75%, 01/15/30(a)	13,467	10,389,741
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	10,832	9,936,519
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	9,104	7,328,720
3.45%, 06/01/26(b)	25,378	24,172,545
8.13%, 08/15/29	7,342	7,357,712
Yum! Brands Inc.
3.63%, 03/15/31(b)	17,449	16,025,336
4.63%, 01/31/32(b)	17,847	16,916,814
4.75%, 01/15/30(a)(b)	13,466	13,212,391
5.38%, 04/01/32(b)	16,426	16,261,740
		841,072,730
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	7,036	6,481,915
4.38%, 04/15/28(a)(b)	6,184	5,908,874
4.75%, 04/15/29(a)	26,254	25,765,250
5.95%, 06/15/30(a)(b)	14,100	14,260,092
		52,416,131
Software — 2.9%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	39,072	37,383,699
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	12,526	12,588,630
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	13,048	13,361,152
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	15,489	14,760,181
4.88%, 07/01/29(a)(b)	14,733	14,147,363
Cloud Software Group Inc.
6.50%, 03/31/29(a)	64,574	63,708,708
Security	Par (000)	Value
Software (continued)
8.25%, 06/30/32(a)(b)	$28,749	$30,114,578
9.00%, 09/30/29(a)	63,139	63,533,619
Fair Isaac Corp.
4.00%, 06/15/28(a)	15,742	15,030,462
5.25%, 05/15/26(a)	6,526	6,517,418
Open Text Corp.
3.88%, 02/15/28(a)	15,385	14,587,749
3.88%, 12/01/29(a)	15,066	13,917,519
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	15,692	14,581,634
4.13%, 12/01/31(a)(b)	10,522	9,581,333
ROBLOX Corp., 3.88%, 05/01/30(a)	16,345	15,051,457
Rocket Software Inc.
6.50%, 02/15/29(a)	9,864	8,988,570
9.00%, 11/28/28(a)	14,454	15,014,093
SS&C Technologies Inc.
5.50%, 09/30/27(a)	29,781	29,756,282
6.50%, 06/01/32(a)(b)	13,616	14,024,480
Twilio Inc.
3.63%, 03/15/29	9,386	8,681,721
3.88%, 03/15/31(b)	7,454	6,813,451
UKG Inc., 6.88%, 02/01/31(a)	40,246	41,539,506
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(a)	27,540	25,130,250
		488,813,855
Telecommunications — 5.3%
Altice Financing SA
5.00%, 01/15/28(a)(b)	19,612	15,738,630
5.75%, 08/15/29(a)	33,815	26,049,723
Altice France Holding SA
6.00%, 02/15/28(a)(b)	16,039	5,168,034
10.50%, 05/15/27(a)	23,532	9,256,479
Altice France SA
5.13%, 01/15/29(a)	7,267	5,053,674
5.13%, 07/15/29(a)	37,699	26,339,036
5.50%, 01/15/28(a)	17,060	12,089,143
5.50%, 10/15/29(a)(b)	32,321	22,424,310
8.13%, 02/01/27(a)(b)	28,681	23,026,062
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	7,823	7,541,598
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	8,332	7,580,124
C&W Senior Finance Ltd., 6.88%, 09/15/27(a)(b)	21,366	21,036,259
CommScope LLC
4.75%, 09/01/29(a)	19,243	15,497,029
6.00%, 03/01/26(a)	23,657	22,769,862
7.13%, 07/01/28(a)(b)	11,150	8,181,313
8.25%, 03/01/27(a)(b)	14,356	12,030,328
CommScope Technologies LLC, 5.00%, 03/15/27(a)	12,258	9,399,843
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(a)	32,667	32,424,774
Consolidated Communications Inc.
5.00%, 10/01/28(a)(b)	6,581	5,751,552
6.50%, 10/01/28(a)	12,922	11,829,758
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)(b)	25,861	25,114,264
5.88%, 10/15/27(a)	18,831	18,769,611
5.88%, 11/01/29(b)	12,514	11,497,351
6.00%, 01/15/30(a)(b)	16,667	15,375,307
17
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
6.75%, 05/01/29(a)(b)	$16,870	$16,283,599
8.63%, 03/15/31(a)	12,953	13,721,974
8.75%, 05/15/30(a)(b)	21,284	22,414,180
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	12,513	10,425,832
6.63%, 08/01/26(b)	11,185	6,027,513
Iliad Holding SASU
6.50%, 10/15/26(a)	11,588	11,661,683
7.00%, 10/15/28(a)	15,083	15,308,658
8.50%, 04/15/31(a)	15,469	16,382,638
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	49,093	47,270,177
Level 3 Financing Inc.
3.75%, 07/15/29(a)(b)	6,675	4,025,025
3.88%, 10/15/30(a)(b)	7,828	5,342,610
4.00%, 04/15/31(a)(b)	7,446	5,007,435
4.25%, 07/01/28(a)	4,000	2,812,000
4.50%, 04/01/30(a)(b)	11,862	8,771,949
4.88%, 06/15/29(a)(b)	9,744	7,697,760
10.50%, 04/15/29(a)(b)	10,286	11,026,283
10.50%, 05/15/30(a)(b)	14,368	15,415,715
10.75%, 12/15/30(a)	11,190	12,079,269
11.00%, 11/15/29(a)(b)	25,473	27,892,371
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	6,757	5,099,660
4.50%, 01/15/29(a)	5,172	2,915,870
5.13%, 12/15/26(a)	905	746,286
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	8,299	8,330,154
Series 2034, 6.00%, 09/30/34(a)	8,267	8,083,115
Series 2036, 7.20%, 07/18/36(a)	7,981	8,384,839
Series 2038, 7.72%, 06/04/38(a)(b)	8,162	8,821,921
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(d)	13,112	12,849,629
ViaSat Inc.
5.63%, 09/15/25(a)(b)	11,598	11,482,020
5.63%, 04/15/27(a)(b)	9,739	9,246,572
6.50%, 07/15/28(a)(b)	7,447	6,231,277
7.50%, 05/30/31(a)(b)	12,313	9,416,538
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	21,793	18,930,380
4.75%, 07/15/31(a)	22,878	20,104,042
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32(a)	13,237	13,449,255
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	7,779	7,431,645
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	15,928	14,274,379
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	31,846	33,410,594
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(a)(b)	23,425	22,848,068
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)(b)	23,971	20,827,803
6.13%, 03/01/28(a)(b)	17,765	13,730,569
		886,125,351
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	21,360	19,475,407
Security	Par (000)	Value
Transportation (continued)
XPO Inc.
7.13%, 06/01/31(a)(b)	$6,929	$7,226,081
7.13%, 02/01/32(a)(b)	9,599	10,042,954
		36,744,442
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31(a)	11,531	12,074,728
7.00%, 06/15/32(a)	13,166	13,774,796
7.88%, 12/01/30(a)(b)	8,491	9,106,901
5.50%, 05/01/28(a)	15,676	15,544,290
		50,500,715
Total Corporate Bonds & Notes — 98.3% (Cost: $17,195,441,046)		16,494,971,192
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	40,315
Total Common Stocks — 0.0% (Cost $0)		40,315
Total Long-Term Investments — 98.3% (Cost: $17,195,441,046)		16,495,011,507
Short-Term Securities
Money Market Funds — 17.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(i)(j)(k)	2,845,056,919	2,846,763,953
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(i)(j)	46,690,000	46,690,000
Total Short-Term Securities — 17.2% (Cost: $2,891,634,115)		2,893,453,953
Total Investments — 115.5% (Cost: $20,087,075,161)		19,388,465,460
Liabilities in Excess of Other Assets — (15.5)%		(2,603,835,295)
Net Assets — 100.0%		$16,784,630,165

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,144,643,833	$—	$(298,221,558)(a)	$(47,142)	$388,820	$2,846,763,953	2,845,056,919	$7,486,838 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	132,290,000	—	(85,600,000)(a)	—	—	46,690,000	46,690,000	1,653,183	—
				$(47,142)	$388,820	$2,893,453,953		$9,140,021	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,494,971,192	$—	$16,494,971,192
Common Stocks	—	40,315	—	40,315
Short-Term Securities
Money Market Funds	2,893,453,953	—	—	2,893,453,953
	$2,893,453,953	$16,495,011,507	$—	$19,388,465,460
See notes to financial statements.
19
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$1,976	$1,723,208
Aerospace & Defense — 2.5%
Boeing Co. (The)
2.95%, 02/01/30	6,995	6,224,602
3.20%, 03/01/29(a)	6,441	5,942,065
3.25%, 02/01/28	6,078	5,728,647
3.25%, 02/01/35	10,305	8,308,454
3.60%, 05/01/34(a)	8,328	7,113,205
3.63%, 02/01/31(a)	12,576	11,392,244
3.75%, 02/01/50(a)	12,115	8,385,922
3.90%, 05/01/49	7,676	5,471,552
3.95%, 08/01/59	6,179	4,153,043
5.15%, 05/01/30(a)	39,015	38,900,335
5.71%, 05/01/40(a)	28,740	27,838,561
5.81%, 05/01/50(a)	48,690	46,078,760
5.93%, 05/01/60(a)	29,533	27,917,820
6.30%, 05/01/29(a)(b)	12,705	13,264,443
6.39%, 05/01/31(a)(b)	9,805	10,372,426
6.53%, 05/01/34(a)(b)	21,776	23,061,148
6.86%, 05/01/54(b)	22,844	24,591,093
7.01%, 05/01/64(b)	12,229	13,174,870
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	16,009	15,375,876
General Dynamics Corp.
3.63%, 04/01/30(a)	9,528	9,230,369
3.75%, 05/15/28	6,242	6,156,820
4.25%, 04/01/40	5,448	4,969,502
4.25%, 04/01/50	10,366	9,144,780
General Electric Co.
5.88%, 01/14/38(a)	10,042	10,792,442
6.75%, 03/15/32(a)	10,580	11,969,981
L3Harris Technologies Inc.
4.40%, 06/15/28(a)	7,298	7,278,227
4.40%, 06/15/28	7,307	7,287,202
5.05%, 06/01/29	6,953	7,106,529
5.25%, 06/01/31(a)	7,187	7,428,942
5.35%, 06/01/34(a)	7,695	7,894,961
5.40%, 07/31/33	14,090	14,515,910
Lockheed Martin Corp.
2.80%, 06/15/50	9,592	6,404,824
3.80%, 03/01/45	10,103	8,472,197
3.90%, 06/15/32(a)	6,896	6,674,069
4.07%, 12/15/42	13,984	12,358,265
4.09%, 09/15/52	11,683	9,935,831
4.15%, 06/15/53	9,056	7,760,626
4.70%, 05/15/46	13,822	13,127,444
4.75%, 02/15/34(a)	7,492	7,588,155
5.10%, 11/15/27(a)	4,205	4,322,015
5.20%, 02/15/64(a)	4,984	5,018,597
5.25%, 01/15/33(a)	8,604	9,030,632
5.70%, 11/15/54(a)	10,295	11,175,037
5.90%, 11/15/63(a)	6,475	7,218,723
Northrop Grumman Corp.
3.25%, 01/15/28	16,343	15,767,117
4.03%, 10/15/47	20,060	16,769,670
4.40%, 05/01/30	8,195	8,174,203
4.70%, 03/15/33(a)	8,829	8,844,822
4.75%, 06/01/43	10,071	9,422,520
4.90%, 06/01/34(a)	9,345	9,440,668
Security	Par (000)	Value
Aerospace & Defense (continued)
4.95%, 03/15/53(a)	$8,838	$8,413,637
5.20%, 06/01/54(a)	10,999	10,889,499
5.25%, 05/01/50(a)	10,253	10,213,032
RTX Corp.
1.90%, 09/01/31	6,430	5,372,198
2.25%, 07/01/30(a)	10,896	9,678,331
2.38%, 03/15/32	7,412	6,313,808
2.82%, 09/01/51	10,544	6,809,953
3.03%, 03/15/52(a)	10,773	7,250,447
3.13%, 07/01/50	10,675	7,427,675
3.75%, 11/01/46	9,887	7,840,200
4.13%, 11/16/28	27,499	27,129,103
4.15%, 05/15/45	8,510	7,189,438
4.35%, 04/15/47	8,594	7,447,748
4.45%, 11/16/38	9,490	8,835,169
4.50%, 06/01/42	30,978	28,052,531
4.63%, 11/16/48	15,966	14,369,073
5.15%, 02/27/33	10,243	10,494,425
5.38%, 02/27/53(a)	11,784	11,761,804
6.00%, 03/15/31(a)	9,791	10,465,237
6.10%, 03/15/34(a)	13,930	15,188,991
6.40%, 03/15/54(a)	15,750	18,057,736
		823,776,181
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32(a)	14,499	12,198,725
3.40%, 05/06/30	9,642	9,015,136
3.40%, 02/04/41	13,086	9,981,672
3.70%, 02/04/51	10,433	7,508,853
3.88%, 09/16/46	13,335	10,191,147
4.00%, 02/04/61(a)	8,303	6,197,438
4.25%, 08/09/42	6,649	5,580,757
4.80%, 02/14/29	17,327	17,423,915
5.38%, 01/31/44(a)	16,465	16,248,872
5.80%, 02/14/39(a)	17,479	18,048,384
5.95%, 02/14/49(a)	20,607	21,184,909
Archer-Daniels-Midland Co.
2.70%, 09/15/51	3,095	2,014,666
2.90%, 03/01/32(a)	6,383	5,682,941
3.25%, 03/27/30	11,006	10,383,956
BAT Capital Corp.
2.26%, 03/25/28(a)	15,030	13,833,913
2.73%, 03/25/31(a)	11,819	10,390,745
4.39%, 08/15/37(a)	18,916	16,853,292
4.54%, 08/15/47	19,180	15,686,712
4.74%, 03/16/32(a)	9,376	9,208,816
4.76%, 09/06/49(a)	9,198	7,692,796
4.91%, 04/02/30(a)	9,924	9,997,527
5.83%, 02/20/31(a)	7,056	7,391,415
6.00%, 02/20/34(a)	6,364	6,703,293
6.34%, 08/02/30	9,573	10,283,108
6.42%, 08/02/33(a)	11,964	12,960,703
7.08%, 08/02/43(a)	7,468	8,324,740
7.08%, 08/02/53(a)	9,220	10,469,153
BAT International Finance PLC
4.45%, 03/16/28(a)	6,527	6,477,305
5.93%, 02/02/29	7,309	7,663,937
Bunge Ltd. Finance Corp., 2.75%, 05/14/31(a)	10,373	9,179,324
Philip Morris International Inc.
1.75%, 11/01/30	14,879	12,614,311
2.10%, 05/01/30	11,814	10,409,309
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.38%, 08/15/29(a)	$12,117	$11,525,070
3.88%, 08/21/42	10,138	8,399,687
4.13%, 03/04/43	5,705	4,844,162
4.25%, 11/10/44	12,456	10,662,872
4.38%, 11/15/41	4,814	4,267,389
4.88%, 02/15/28	10,544	10,697,928
4.88%, 02/13/29(a)	11,620	11,811,400
4.88%, 11/15/43	3,242	3,038,233
5.13%, 02/15/30	21,274	21,858,165
5.13%, 02/13/31(a)	12,178	12,538,368
5.25%, 02/13/34	18,010	18,409,042
5.38%, 02/15/33(a)	21,796	22,475,547
5.63%, 11/17/29	12,706	13,374,486
5.63%, 09/07/33	10,941	11,481,282
5.75%, 11/17/32	15,762	16,684,841
6.38%, 05/16/38	11,892	13,372,674
Reynolds American Inc.
5.70%, 08/15/35(a)	4,698	4,801,905
5.85%, 08/15/45	21,629	21,194,761
		559,239,582
Apparel — 0.2%
NIKE Inc.
2.85%, 03/27/30	18,731	17,452,802
3.25%, 03/27/40	8,931	7,299,365
3.38%, 03/27/50(a)	12,247	9,333,842
3.88%, 11/01/45(a)	7,251	6,126,424
Tapestry Inc.
7.35%, 11/27/28	4,866	5,101,889
7.70%, 11/27/30(a)	8,408	8,967,685
7.85%, 11/27/33	10,147	10,839,503
		65,121,510
Auto Manufacturers — 2.2%
American Honda Finance Corp.
2.00%, 03/24/28(a)	6,476	5,974,395
4.90%, 03/13/29(a)	7,689	7,845,210
4.90%, 01/10/34(a)	7,340	7,394,476
5.05%, 07/10/31(a)	8,051	8,209,549
5.13%, 07/07/28(a)	4,869	5,000,316
5.65%, 11/15/28(a)	7,562	7,935,129
Cummins Inc.
1.50%, 09/01/30(a)	9,031	7,718,248
5.15%, 02/20/34(a)	5,963	6,193,893
5.45%, 02/20/54	5,777	5,939,363
Ford Motor Co.
3.25%, 02/12/32	31,838	27,116,584
4.75%, 01/15/43(a)	17,338	14,564,614
5.29%, 12/08/46(a)	8,873	8,020,362
6.10%, 08/19/32(a)	23,881	24,514,589
7.45%, 07/16/31(a)	6,260	6,906,030
Ford Motor Credit Co. LLC
2.90%, 02/16/28	3,983	3,684,669
2.90%, 02/10/29(a)	6,807	6,157,011
3.63%, 06/17/31	10,200	9,051,144
3.82%, 11/02/27	5,303	5,083,219
4.00%, 11/13/30	13,654	12,569,591
5.11%, 05/03/29(a)	13,931	13,793,501
5.80%, 03/08/29	12,445	12,681,431
6.05%, 03/05/31(a)	9,160	9,428,402
6.13%, 03/08/34	19,463	19,724,772
6.80%, 05/12/28	13,148	13,791,032
Security	Par (000)	Value
Auto Manufacturers (continued)
6.80%, 11/07/28	$14,028	$14,788,548
7.12%, 11/07/33	11,869	12,826,268
7.20%, 06/10/30(a)	6,975	7,502,476
7.35%, 11/04/27	9,233	9,760,297
7.35%, 03/06/30(a)	9,985	10,792,086
General Motors Co.
4.20%, 10/01/27	3,093	3,050,263
5.00%, 10/01/28(a)	10,335	10,461,707
5.00%, 04/01/35(a)	5,384	5,231,288
5.15%, 04/01/38	8,165	7,819,802
5.20%, 04/01/45	10,544	9,654,622
5.40%, 10/15/29(a)	12,046	12,335,712
5.40%, 04/01/48(a)	6,202	5,817,252
5.60%, 10/15/32(a)	15,118	15,627,675
5.95%, 04/01/49(a)	7,961	8,032,950
6.25%, 10/02/43	12,835	13,329,346
6.60%, 04/01/36(a)	9,998	10,809,482
6.75%, 04/01/46(a)	6,787	7,428,772
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	10,596	9,008,345
2.40%, 04/10/28	12,804	11,787,283
2.40%, 10/15/28(a)	10,369	9,425,899
2.70%, 06/10/31(a)	8,666	7,460,074
3.10%, 01/12/32(a)	13,725	11,990,316
3.60%, 06/21/30(a)	10,636	9,882,743
4.30%, 04/06/29(a)	13,336	13,042,656
5.55%, 07/15/29(a)	11,526	11,829,817
5.60%, 06/18/31	7,798	7,976,621
5.75%, 02/08/31(a)	9,301	9,602,081
5.80%, 06/23/28	13,898	14,351,475
5.80%, 01/07/29	16,128	16,703,431
5.85%, 04/06/30(a)	9,173	9,567,758
5.95%, 04/04/34(a)	13,082	13,534,136
6.00%, 01/09/28(a)	5,195	5,390,704
6.10%, 01/07/34	12,508	13,070,207
6.40%, 01/09/33(a)	10,546	11,301,357
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	13,114	11,864,661
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	14,676	17,802,217
Toyota Motor Credit Corp.
1.90%, 04/06/28(a)	6,103	5,633,521
2.15%, 02/13/30(a)	23,412	20,919,278
3.38%, 04/01/30	10,178	9,668,306
4.45%, 06/29/29(a)	7,532	7,567,660
4.55%, 08/09/29	3,062	3,089,869
4.63%, 01/12/28(a)	5,924	5,992,673
4.65%, 01/05/29(a)	7,162	7,247,549
4.80%, 01/05/34(a)	4,259	4,282,426
5.05%, 05/16/29(a)	7,953	8,193,808
5.10%, 03/21/31(a)	8,994	9,299,389
5.25%, 09/11/28(a)	8,183	8,459,649
5.55%, 11/20/30(a)	10,051	10,623,662
		731,135,647
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51(a)	15,672	9,972,699
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	8,036	7,166,670
4.15%, 05/01/52(a)	9,631	7,381,691
		24,521,060
21
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks — 22.3%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	$12,936	$13,314,491
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(c)	8,389	8,729,833
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)(c)	2,945	3,060,670
Banco Santander SA
2.75%, 12/03/30	15,077	13,117,177
2.96%, 03/25/31(a)	7,904	7,041,405
3.31%, 06/27/29	13,247	12,511,413
3.49%, 05/28/30	9,960	9,294,526
3.80%, 02/23/28(a)	12,955	12,580,792
4.38%, 04/12/28	15,456	15,265,751
5.44%, 07/15/31	17,906	18,418,298
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	15,390	15,807,792
5.59%, 08/08/28	18,943	19,618,496
6.35%, 03/14/34(a)	8,184	8,572,080
6.61%, 11/07/28(a)	14,450	15,560,224
6.92%, 08/08/33(a)	15,632	16,936,911
6.94%, 11/07/33	7,587	8,631,822
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	23,305	19,948,411
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	20,064	17,074,737
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	18,667	17,071,884
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)(c)	35,867	30,490,268
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(a)(c)	28,930	25,901,422
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	33,426	28,834,341
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	28,691	25,718,446
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	46,262	33,799,258
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	36,835	32,341,712
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	12,612	8,422,917
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(c)	12,711	11,670,481
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(c)	35,117	30,927,423
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	21,310	14,788,490
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(c)	14,613	13,692,324
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	32,644	25,810,504
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(c)	44,821	43,219,384
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(c)	11,727	9,749,897
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(a)(c)	14,524	14,223,622
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(c)	24,047	23,390,902
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(c)	12,824	11,458,055
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(c)	47,597	40,041,605
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(c)	18,796	17,412,560
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(c)	18,815	18,597,802
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(c)	24,253	21,309,474
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(c)	18,835	16,867,426
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	32,751	32,050,417
5.00%, 01/21/44	19,459	19,363,085
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)(c)	44,311	44,761,506
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	24,543	25,068,480
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	42,187	43,199,556
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	42,584	44,033,393
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	16,121	16,829,023
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	32,038	34,048,125
Security	Par (000)	Value
Banks (continued)
5.88%, 02/07/42	$14,127	$15,428,311
6.11%, 01/29/37	16,888	18,342,526
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	10,875	11,399,847
7.75%, 05/14/38(a)	15,556	19,287,939
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	16,009	14,025,057
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(c)	10,651	8,130,972
Bank of America NA, 6.00%, 10/15/36	11,690	12,671,669
Bank of Montreal
5.20%, 02/01/28(a)	3,959	4,049,027
5.51%, 06/04/31	13,042	13,556,665
5.72%, 09/25/28	7,668	8,004,331
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29(a)	5,969	5,641,015
3.40%, 01/29/28(a)	2,814	2,727,335
3.85%, 04/28/28	10,169	10,045,840
Bank of Nova Scotia (The)
2.45%, 02/02/32	6,813	5,862,255
4.85%, 02/01/30(a)	15,335	15,568,227
5.25%, 06/12/28(a)	9,878	10,158,731
5.65%, 02/01/34(a)	7,019	7,400,019
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	13,033	11,528,252
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	11,061	9,569,835
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	10,608	9,131,470
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	8,673	6,507,466
4.34%, 01/10/28	5,198	5,111,662
4.95%, 01/10/47(a)	11,826	11,076,585
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)(c)	20,020	20,084,699
5.25%, 08/17/45(a)	12,231	12,076,774
5.69%, 03/12/30, (1-day SOFR +1.740%)(c)	21,535	22,190,329
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	10,078	10,436,588
6.04%, 03/12/55, (1-day SOFR + 2.420%)(c)	5,500	5,872,022
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	17,662	18,764,799
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	15,073	15,971,101
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	13,197	14,463,224
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)(c)	16,017	17,216,441
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	16,711	19,052,089
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	11,395	10,503,612
5.00%, 04/28/28(a)	11,623	11,820,257
5.26%, 04/08/29(a)	12,233	12,574,860
6.09%, 10/03/33	9,613	10,347,656
Citibank NA
4.84%, 08/06/29	19,806	20,052,943
5.57%, 04/30/34	19,499	20,451,085
5.80%, 09/29/28(a)	18,539	19,460,709
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	18,654	15,941,188
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	27,432	23,736,073
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	31,041	27,595,409
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	21,274	19,152,042
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	12,640	9,233,294
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	21,658	19,933,817
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	30,051	26,407,731
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(c)	15,596	15,116,072
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	$27,393	$25,283,358
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(c)	7,716	6,770,734
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(c)	20,774	20,156,146
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(a)(c)	14,539	14,291,600
4.13%, 07/25/28(a)	16,396	16,096,842
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(c)	7,159	6,161,217
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	37,110	36,489,235
4.45%, 09/29/27	5,919	5,889,554
4.65%, 07/30/45	10,242	9,377,692
4.65%, 07/23/48(a)	22,798	20,727,217
4.75%, 05/18/46	17,325	15,702,306
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)(c)	23,277	23,163,557
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	24,512	24,960,633
5.30%, 05/06/44(a)	9,361	9,166,638
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)(c)	9,894	9,877,553
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	22,909	23,546,125
5.88%, 01/30/42(a)	9,564	10,240,252
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	23,143	25,063,848
6.63%, 06/15/32	8,989	9,859,632
6.68%, 09/13/43	9,372	10,693,038
8.13%, 07/15/39	16,538	21,497,637
Citizens Financial Group Inc.
3.25%, 04/30/30	3,705	3,402,514
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	11,689	11,927,942
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	12,536	12,868,288
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)(c)	5,336	5,764,657
Cooperatieve Rabobank UA
5.25%, 05/24/41(a)	14,670	15,138,679
5.25%, 08/04/45(a)	10,511	10,509,368
5.75%, 12/01/43	11,057	11,469,969
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	1,649	1,442,408
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	13,333	12,243,383
5.41%, 05/10/29	11,091	11,402,870
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	18,079	19,025,962
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	15,647	16,638,733
Discover Bank, 4.65%, 09/13/28	6,958	6,928,643
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR + 2.127%)(c)	11,997	11,935,313
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	12,033	12,360,334
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	14,115	14,883,823
6.36%, 10/27/28, (1-day SOFR + 2.192%)(a)(c)	13,163	13,758,011
8.25%, 03/01/38(a)	3,227	3,990,415
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	10,973	11,908,333
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	21,969	18,444,344
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)(c)	33,073	28,154,390
2.60%, 02/07/30	17,761	16,116,285
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	35,090	30,512,850
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	31,023	26,778,529
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	15,868	11,715,533
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	37,127	32,839,262
3.21%, 04/22/42, (1-day SOFR + 1.513%)(c)	20,842	16,123,475
Security	Par (000)	Value
Banks (continued)
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	$19,910	$15,791,642
3.80%, 03/15/30	19,973	19,238,601
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(a)(c)	14,968	14,538,167
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(c)	23,185	20,563,212
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(c)	19,793	19,512,800
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(c)	14,876	13,716,172
4.75%, 10/21/45(a)	16,321	15,420,175
4.80%, 07/08/44	17,837	16,955,470
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	24,354	24,704,096
5.15%, 05/22/45(a)	17,965	17,841,758
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)(c)	27,264	27,746,019
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	16,748	17,442,312
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	22,982	24,244,213
6.13%, 02/15/33(a)	8,849	9,765,684
6.25%, 02/01/41	23,778	26,530,503
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)(c)	17,876	19,071,833
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	11,518	12,772,387
6.75%, 10/01/37	46,779	53,124,899
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	22,512	20,775,195
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)(c)	23,483	21,295,970
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	19,036	16,541,191
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	31,955	27,780,670
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	17,040	15,296,554
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)(c)	14,425	12,533,790
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(c)	31,157	30,002,932
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(c)	30,361	30,154,120
4.95%, 03/31/30	26,180	26,623,395
5.25%, 03/14/44(a)	12,184	11,848,542
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	21,582	22,121,565
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	18,050	18,561,068
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	10,623	11,068,722
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	14,236	14,827,039
6.10%, 01/14/42(a)	5,024	5,575,705
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)(c)	21,175	22,119,949
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)(c)	17,531	18,830,056
6.33%, 03/09/44, (1-day SOFR + 2.650%)(c)	23,489	25,721,902
6.50%, 05/02/36	12,354	13,415,894
6.50%, 09/15/37	11,407	12,352,758
6.50%, 09/15/37(a)	5,663	6,077,423
6.80%, 06/01/38	6,939	7,736,805
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	23,639	25,439,743
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	9,097	8,084,697
5.71%, 02/02/35, (1-day SOFR + 1.870%)(a)(c)	5,202	5,326,983
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	14,619	15,367,363
Huntington National Bank (The), 5.65%, 01/10/30(a)	11,514	11,918,030
23
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)(c)	$3,773	$3,312,297
4.05%, 04/09/29(a)	16,032	15,670,470
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)(c)	5,697	5,472,807
4.55%, 10/02/28	15,718	15,678,480
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	17,384	17,782,980
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	11,559	11,899,980
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	8,732	9,339,315
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(a)(c)	13,397	11,345,262
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	23,664	19,959,950
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	13,794	12,633,326
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	24,343	21,837,587
2.53%, 11/19/41, (3-mo. SOFR + 1.510%)(c)	17,379	12,440,357
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	35,513	30,743,139
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(c)	31,071	27,171,105
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(a)(c)	27,835	25,480,616
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	32,499	28,771,046
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(c)	15,486	12,112,197
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	22,413	16,122,065
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	19,665	15,333,076
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	32,462	24,211,598
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(c)	13,214	12,786,168
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(a)(c)	15,614	15,035,375
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(a)(c)	22,370	19,964,167
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(c)	19,098	15,952,344
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(c)	33,164	27,809,934
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(c)	12,355	12,127,441
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(c)	16,491	14,008,765
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(c)	15,995	15,790,597
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(c)	19,268	17,000,274
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(c)	20,142	20,069,066
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(a)(c)	21,097	20,995,688
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	12,931	12,915,458
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	22,255	21,909,825
4.85%, 02/01/44	9,310	9,106,220
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)(c)	36,315	36,567,985
4.95%, 06/01/45	18,311	17,901,577
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	24,863	25,281,387
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	17,404	17,696,274
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	31,746	32,565,215
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	16,216	16,638,266
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	27,094	27,912,502
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	40,127	41,379,408
5.40%, 01/06/42(a)	12,147	12,713,409
5.50%, 10/15/40(a)	12,508	13,182,400
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	18,575	19,346,531
5.60%, 07/15/41(a)	18,237	19,482,330
5.63%, 08/16/43(a)	11,887	12,654,752
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	25,802	27,294,295
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	13,597	14,373,820
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)(c)	26,372	28,884,057
Security	Par (000)	Value
Banks (continued)
6.40%, 05/15/38	$22,472	$26,000,383
KeyBank NA, 5.00%, 01/26/33	6,683	6,510,859
KeyBank NA/Cleveland OH, 4.90%, 08/08/32(a)	6,243	5,918,196
KeyCorp
2.55%, 10/01/29(a)	1,241	1,109,567
4.10%, 04/30/28(a)	4,915	4,786,134
4.79%, 06/01/33, (1-day SOFR + 2.060%)(a)(c)	3,616	3,481,475
6.40%, 03/06/35, (1-day SOFR + 2.420%)(a)(c)	7,437	7,970,794
Lloyds Banking Group PLC
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(c)	18,828	18,194,807
4.34%, 01/09/48(a)	9,595	7,889,576
4.38%, 03/22/28	19,074	18,929,581
4.55%, 08/16/28(a)	14,713	14,686,868
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	13,936	13,815,657
5.30%, 12/01/45(a)	4,174	4,000,680
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	20,169	20,868,997
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	12,031	12,481,051
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(c)	9,761	10,127,204
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	6,746	6,547,119
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)(c)	8,893	9,231,251
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	10,634	11,571,960
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	8,913	8,893,264
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	16,527	14,320,991
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	17,221	14,681,857
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	4,691	4,026,446
2.56%, 02/25/30(a)	14,818	13,345,073
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	7,762	6,783,785
3.20%, 07/18/29	20,208	19,011,159
3.74%, 03/07/29(a)	16,347	15,881,158
3.75%, 07/18/39	8,013	7,016,840
3.96%, 03/02/28(a)	13,438	13,217,046
4.05%, 09/11/28(a)	13,258	13,094,886
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	11,474	11,662,617
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	13,757	14,096,201
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	13,359	13,646,662
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	8,222	8,547,144
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)(c)	14,419	14,801,764
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)(c)	10,294	10,631,427
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	11,246	11,677,839
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)(c)	6,000	6,234,121
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. SOFR + 1.532%)(a)(c)	14,401	12,271,796
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(c)	15,854	13,730,398
2.56%, 09/13/31	7,500	6,336,978
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(c)	$11,433	$10,630,059
4.02%, 03/05/28(a)	13,484	13,276,251
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(c)	13,559	13,339,847
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	9,294	9,547,520
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)(c)	9,753	10,026,228
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	13,207	13,517,563
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	3,217	3,337,041
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	11,699	12,088,943
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	3,813	3,980,134
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	5,048	5,299,702
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	4,472	4,688,517
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	15,254	15,850,306
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)(c)	23,327	19,408,216
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	22,651	18,892,893
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	37,374	31,588,423
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	29,250	25,079,047
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	33,650	30,391,839
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	19,539	13,097,384
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)(c)	20,197	17,753,149
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	18,116	14,227,450
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	23,783	22,567,494
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(c)	20,282	19,777,351
3.97%, 07/22/38(a)(c)	13,811	12,277,882
4.30%, 01/27/45	24,743	22,110,028
4.38%, 01/22/47	21,717	19,438,882
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(c)	20,895	20,761,103
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(c)	6,426	6,037,551
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	22,094	22,033,787
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)(c)	18,992	19,317,608
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	17,575	17,878,105
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	11,456	11,670,691
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	13,294	13,572,295
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	32,378	32,945,062
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)(c)	20,939	21,387,417
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)(c)	26,022	26,747,241
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	12,477	12,847,919
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)(c)	24,685	25,429,974
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	19,233	20,468,201
5.66%, 04/18/30, (1-day SOFR +1.260%)(c)	15,365	15,982,988
5.83%, 04/19/35, (1-day SOFR +1.580%)(c)	29,768	31,447,019
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	9,496	9,984,064
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	28,018	30,685,356
6.38%, 07/24/42	19,004	21,880,377
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	11,679	12,447,008
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	21,144	23,508,669
7.25%, 04/01/32(a)	11,994	14,007,902
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	2,163	2,205,812
4.90%, 06/13/28(a)	3,316	3,379,689
Security	Par (000)	Value
Banks (continued)
4.94%, 01/12/28	$2,596	$2,645,051
NatWest Group PLC
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(c)	13,010	12,821,300
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(c)	19,793	19,836,105
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	11,419	11,470,637
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)(c)	19,036	19,277,919
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	11,768	12,050,891
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	10,130	10,588,172
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	11,892	12,358,975
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(c)	4,579	4,876,663
Northern Trust Corp.
1.95%, 05/01/30	7,547	6,633,721
6.13%, 11/02/32	3,819	4,182,771
PNC Bank NA
2.70%, 10/22/29(a)	11,230	10,190,712
4.05%, 07/26/28	15,047	14,802,774
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	11,826	10,144,934
2.55%, 01/22/30(a)	21,929	19,924,966
3.45%, 04/23/29(a)	17,117	16,384,410
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	10,349	10,348,179
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	11,678	11,964,966
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)(c)	11,486	11,751,524
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	18,960	19,640,285
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	24,216	24,989,963
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)(c)	10,812	11,278,035
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	3,736	3,956,250
6.04%, 10/28/33, (1-day SOFR + 2.140%)(c)	10,487	11,148,227
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)(c)	16,800	18,888,403
Royal Bank of Canada
2.30%, 11/03/31	14,944	12,909,407
3.88%, 05/04/32	9,357	8,875,728
4.90%, 01/12/28(a)	5,082	5,170,001
4.95%, 02/01/29	14,863	15,202,862
4.97%, 08/02/30, (1-day SOFR +1.000%)(c)	8,521	8,669,789
5.00%, 02/01/33(a)	16,669	16,990,623
5.00%, 05/02/33	9,621	9,856,020
5.15%, 02/01/34(a)	14,260	14,596,249
5.20%, 08/01/28	13,344	13,761,875
6.00%, 11/01/27	3,475	3,647,583
Santander Holdings USA Inc.
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	10,288	10,655,883
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	6,217	6,456,033
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	10,471	10,911,946
Santander U.K. Group Holdings PLC
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(c)	8,034	7,783,201
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)(c)	10,254	10,745,775
25
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
State Street Corp.
2.20%, 03/03/31(a)	$5,360	$4,661,789
2.40%, 01/24/30(a)	3,932	3,584,812
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	21,577	19,468,200
2.13%, 07/08/30(a)	19,251	16,748,755
2.14%, 09/23/30(a)	12,200	10,521,298
2.22%, 09/17/31	5,948	5,021,399
2.75%, 01/15/30(a)	16,921	15,365,446
2.93%, 09/17/41(a)	1,768	1,331,253
3.04%, 07/16/29(a)	26,453	24,588,923
3.35%, 10/18/27	2,212	2,134,265
3.54%, 01/17/28	6,122	5,931,557
3.94%, 07/19/28(a)	9,231	9,045,906
5.32%, 07/09/29(a)	9,815	10,109,896
5.42%, 07/09/31(a)	12,689	13,152,187
5.52%, 01/13/28(a)	9,205	9,487,922
5.56%, 07/09/34(a)	12,709	13,216,772
5.71%, 01/13/30	14,956	15,678,001
5.72%, 09/14/28	13,071	13,613,960
5.77%, 01/13/33(a)	12,206	12,957,106
5.80%, 07/13/28(a)	10,746	11,221,828
5.81%, 09/14/33(a)	5,125	5,473,423
5.84%, 07/09/44	11,487	12,139,277
6.18%, 07/13/43(a)	4,653	5,172,630
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	10,043	8,513,134
3.20%, 03/10/32	15,207	13,680,953
4.46%, 06/08/32(a)	17,886	17,449,465
4.99%, 04/05/29	12,052	12,268,618
5.16%, 01/10/28	8,373	8,543,561
5.52%, 07/17/28	15,495	16,057,916
Truist Bank, 2.25%, 03/11/30	13,485	11,700,836
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(c)	11,985	10,817,560
1.95%, 06/05/30(a)	12,303	10,615,263
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)(c)	18,884	18,920,510
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	9,842	9,780,056
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)(c)	10,431	10,528,646
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	17,619	18,050,190
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)(c)	15,899	16,477,503
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)(c)	12,550	13,107,585
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	3,334	3,536,952
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	16,654	18,116,291
U.S. Bancorp
1.38%, 07/22/30(a)	13,483	11,332,383
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	3,755	3,231,844
3.00%, 07/30/29	12,556	11,634,039
3.90%, 04/26/28	11,221	11,029,265
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)(c)	19,379	19,409,349
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	16,807	16,501,593
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)(c)	16,147	16,443,063
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	16,804	17,255,110
Security	Par (000)	Value
Banks (continued)
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)(c)	$15,418	$16,028,443
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	19,218	19,963,170
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	12,612	13,221,765
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	10,478	11,003,635
UBS AG/London
4.50%, 06/26/48(a)	12,611	11,547,565
5.65%, 09/11/28	17,236	17,971,233
UBS AG/Stamford CT, 7.50%, 02/15/28	24,197	26,424,769
UBS Group AG, 4.88%, 05/15/45	20,340	19,129,790
Wachovia Corp., 5.50%, 08/01/35(a)	5,829	5,995,200
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(c)	27,558	24,705,000
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(c)	28,707	26,305,774
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	34,955	26,733,493
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	37,826	34,052,690
3.90%, 05/01/45(a)	20,782	17,281,334
4.15%, 01/24/29(a)	16,194	15,990,313
4.40%, 06/14/46	20,603	17,502,244
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(c)	16,272	16,107,318
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	31,017	28,073,530
4.65%, 11/04/44(a)	19,394	17,294,869
4.75%, 12/07/46	20,127	18,006,532
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	39,285	39,096,275
4.90%, 11/17/45(a)	19,194	17,561,333
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(c)	48,862	46,847,962
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	17,077	17,427,632
5.38%, 11/02/43(a)	17,996	17,815,565
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(c)	33,604	34,474,468
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	31,053	32,000,064
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	34,991	36,157,873
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	29,913	30,871,936
5.61%, 01/15/44	23,418	23,753,978
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	16,975	18,008,761
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	28,971	31,920,514
Wells Fargo Bank NA
5.85%, 02/01/37	7,076	7,501,386
6.60%, 01/15/38	10,385	11,772,802
Westpac Banking Corp.
1.95%, 11/20/28	15,786	14,365,734
2.15%, 06/03/31(a)	14,070	12,203,143
2.65%, 01/16/30	10,935	10,061,875
2.96%, 11/16/40(a)	3,473	2,544,095
3.13%, 11/18/41(a)	5,230	3,888,601
3.40%, 01/25/28	9,564	9,292,212
4.42%, 07/24/39	8,445	7,848,757
5.05%, 04/16/29	10,310	10,598,943
5.46%, 11/18/27	3,944	4,079,750
5.54%, 11/17/28	15,548	16,291,832
6.82%, 11/17/33	9,857	11,014,222
		7,302,203,851
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	44,814	44,335,481
4.90%, 02/01/46	83,489	80,105,266
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44(a)	9,488	8,848,557
4.90%, 02/01/46	13,694	13,097,189
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	$17,746	$17,029,530
4.00%, 04/13/28(a)	5,607	5,569,963
4.35%, 06/01/40	10,513	9,719,217
4.38%, 04/15/38	13,122	12,433,976
4.44%, 10/06/48	17,555	15,736,060
4.50%, 06/01/50(a)	6,051	5,620,451
4.60%, 04/15/48	11,153	10,351,137
4.75%, 01/23/29(a)	30,912	31,441,640
4.75%, 04/15/58(a)	7,860	7,347,267
4.90%, 01/23/31	7,624	7,836,254
4.95%, 01/15/42	14,613	14,351,253
5.00%, 06/15/34(a)	8,325	8,533,950
5.45%, 01/23/39	16,952	17,800,590
5.55%, 01/23/49(a)	35,380	37,032,865
5.80%, 01/23/59	17,224	18,855,771
8.20%, 01/15/39	12,704	16,810,116
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	18,423	16,651,800
1.38%, 03/15/31(a)	12,079	10,079,409
1.50%, 03/05/28(a)	8,082	7,415,516
1.65%, 06/01/30	13,515	11,756,189
2.00%, 03/05/31	7,196	6,254,048
2.13%, 09/06/29(a)	12,245	11,150,792
2.25%, 01/05/32(a)	12,697	11,105,360
2.50%, 06/01/40	9,902	7,296,221
2.50%, 03/15/51(a)	15,198	9,733,400
2.60%, 06/01/50(a)	13,163	8,624,062
2.75%, 06/01/60(a)	12,828	8,083,231
2.88%, 05/05/41	3,850	2,962,890
3.00%, 03/05/51(a)	19,514	13,954,512
3.45%, 03/25/30	13,744	13,231,692
4.65%, 08/14/34	5,341	5,382,363
5.00%, 05/13/34(a)	9,894	10,262,572
5.20%, 01/14/55	11,996	12,247,665
5.30%, 05/13/54	9,284	9,605,041
5.40%, 05/13/64	12,414	12,864,535
Constellation Brands Inc.
2.25%, 08/01/31	12,242	10,419,901
3.15%, 08/01/29	9,796	9,178,312
4.90%, 05/01/33(a)	11,087	11,056,571
Diageo Capital PLC
2.00%, 04/29/30	12,459	10,971,223
2.13%, 04/29/32	5,584	4,701,822
2.38%, 10/24/29	12,748	11,616,394
5.50%, 01/24/33(a)	6,598	6,960,740
5.63%, 10/05/33	10,152	10,831,988
Keurig Dr Pepper Inc.
3.20%, 05/01/30	12,074	11,242,886
3.80%, 05/01/50	4,367	3,430,147
3.95%, 04/15/29(a)	9,788	9,587,329
4.05%, 04/15/32(a)	7,486	7,198,771
4.50%, 04/15/52(a)	7,922	6,960,431
4.60%, 05/25/28(a)	9,061	9,106,111
5.05%, 03/15/29(a)	7,075	7,248,441
Molson Coors Beverage Co.
4.20%, 07/15/46	16,825	14,093,189
5.00%, 05/01/42(a)	10,574	10,046,051
PepsiCo Inc.
1.40%, 02/25/31(a)	9,698	8,110,403
1.63%, 05/01/30	15,770	13,731,111
Security	Par (000)	Value
Beverages (continued)
1.95%, 10/21/31	$14,763	$12,660,302
2.63%, 07/29/29	13,835	12,933,431
2.63%, 10/21/41(a)	6,003	4,399,973
2.75%, 03/19/30(a)	20,667	19,149,687
2.75%, 10/21/51(a)	5,676	3,815,828
2.88%, 10/15/49	7,002	4,889,305
3.00%, 10/15/27(a)	4,915	4,769,941
3.45%, 10/06/46	9,054	7,136,047
3.60%, 02/18/28	4,173	4,110,381
3.63%, 03/19/50	6,922	5,546,093
3.90%, 07/18/32	14,895	14,447,428
4.45%, 02/15/33(a)	7,007	7,233,727
4.45%, 04/14/46	7,140	6,563,193
4.50%, 07/17/29(a)	11,175	11,391,985
5.25%, 07/17/54	7,585	7,870,599
		874,927,572
Biotechnology — 1.8%
Amgen Inc.
1.65%, 08/15/28	1,929	1,737,888
2.00%, 01/15/32	8,848	7,392,850
2.30%, 02/25/31(a)	12,178	10,600,105
2.45%, 02/21/30(a)	10,902	9,845,288
2.77%, 09/01/53	9,902	6,266,157
2.80%, 08/15/41	9,124	6,725,415
3.00%, 02/22/29	16,241	15,329,542
3.00%, 01/15/52(a)	8,868	6,109,656
3.15%, 02/21/40	14,931	11,609,529
3.35%, 02/22/32	5,653	5,175,746
3.38%, 02/21/50(a)	18,190	13,431,625
4.05%, 08/18/29	9,024	8,849,443
4.20%, 03/01/33	8,040	7,696,426
4.20%, 02/22/52	9,149	7,571,773
4.40%, 05/01/45	21,625	18,812,513
4.40%, 02/22/62(a)	9,250	7,661,573
4.56%, 06/15/48(a)	14,085	12,429,450
4.66%, 06/15/51	31,595	28,129,265
4.88%, 03/01/53	9,577	8,791,358
5.15%, 03/02/28	27,229	27,795,584
5.25%, 03/02/30	24,611	25,489,603
5.25%, 03/02/33	31,990	32,783,048
5.60%, 03/02/43	23,470	23,967,508
5.65%, 03/02/53(a)	37,548	38,637,110
5.75%, 03/02/63	24,527	25,140,744
Biogen Inc.
2.25%, 05/01/30(a)	21,342	18,805,653
3.15%, 05/01/50	12,471	8,413,399
5.20%, 09/15/45	8,837	8,329,804
Gilead Sciences Inc.
1.65%, 10/01/30	17,880	15,209,611
2.60%, 10/01/40(a)	9,949	7,175,889
2.80%, 10/01/50	14,703	9,662,382
4.00%, 09/01/36	10,736	9,878,491
4.15%, 03/01/47	15,358	13,006,812
4.50%, 02/01/45	15,923	14,292,189
4.60%, 09/01/35(a)	7,754	7,598,867
4.75%, 03/01/46	20,043	18,591,450
4.80%, 04/01/44	13,318	12,477,937
5.25%, 10/15/33	9,155	9,524,433
5.55%, 10/15/53(a)	8,979	9,326,585
5.65%, 12/01/41	9,258	9,659,099
27
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	$13,380	$11,458,897
2.80%, 09/15/50(a)	3,139	2,024,450
Royalty Pharma PLC
2.20%, 09/02/30	13,653	11,810,562
3.30%, 09/02/40	10,282	7,800,408
3.55%, 09/02/50(a)	10,649	7,540,195
		580,566,312
Building Materials — 0.3%
Carrier Global Corp.
2.70%, 02/15/31(a)	6,397	5,693,402
2.72%, 02/15/30	19,906	18,217,085
3.38%, 04/05/40	11,121	9,001,058
3.58%, 04/05/50	14,042	10,720,931
5.90%, 03/15/34	7,007	7,559,511
6.20%, 03/15/54	7,287	8,260,482
CRH America Finance Inc., 5.40%, 05/21/34	5,897	6,066,667
CRH SMW Finance DAC, 5.20%, 05/21/29	7,164	7,347,255
Martin Marietta Materials Inc.
2.40%, 07/15/31	6,767	5,815,071
3.20%, 07/15/51(a)	6,457	4,469,562
Owens Corning, 5.70%, 06/15/34(a)	3,988	4,164,257
Trane Technologies Financing Ltd., 3.80%, 03/21/29	9,039	8,813,907
		96,129,188
Chemicals — 1.1%
Air Products and Chemicals Inc.
2.05%, 05/15/30	13,602	12,069,796
2.70%, 05/15/40(a)	6,130	4,591,883
2.80%, 05/15/50(a)	7,282	4,930,802
4.60%, 02/08/29(a)	10,001	10,165,030
4.85%, 02/08/34(a)	12,222	12,410,959
Celanese U.S. Holdings LLC
6.33%, 07/15/29(a)	7,351	7,765,419
6.35%, 11/15/28	10,203	10,737,531
6.38%, 07/15/32(a)	8,105	8,576,330
6.55%, 11/15/30	9,227	9,888,703
6.70%, 11/15/33(a)	11,633	12,579,293
CF Industries Inc.
4.95%, 06/01/43	5,515	5,046,555
5.15%, 03/15/34	7,142	7,110,332
5.38%, 03/15/44	5,198	4,976,529
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	11,581	10,123,845
3.60%, 11/15/50	9,899	7,237,454
4.38%, 11/15/42(a)	12,651	10,909,473
5.25%, 11/15/41(a)	6,058	5,896,021
5.55%, 11/30/48	6,951	6,862,005
6.90%, 05/15/53(a)	9,099	10,574,973
7.38%, 11/01/29	9,482	10,704,868
DuPont de Nemours Inc.
4.73%, 11/15/28	23,272	23,606,463
5.32%, 11/15/38(a)	13,052	14,074,953
5.42%, 11/15/48(a)	17,019	18,492,320
Eastman Chemical Co.
4.65%, 10/15/44(a)	5,424	4,778,526
5.63%, 02/20/34	9,100	9,362,191
Ecolab Inc., 2.70%, 12/15/51(a)	7,930	5,194,772
International Flavors & Fragrances Inc., 5.00%, 09/26/48	6,188	5,533,986
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/44(a)	$8,395	$7,604,687
5.25%, 07/15/43(a)	7,410	7,020,923
LYB International Finance III LLC
3.38%, 10/01/40	6,509	5,013,298
3.63%, 04/01/51(a)	9,379	6,755,157
4.20%, 10/15/49(a)	9,360	7,471,696
4.20%, 05/01/50(a)	9,288	7,394,170
5.50%, 03/01/34(a)	7,326	7,510,979
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	10,820	9,170,848
Nutrien Ltd.
4.20%, 04/01/29(a)	11,422	11,291,338
4.90%, 03/27/28(a)	6,902	6,994,583
5.00%, 04/01/49	6,799	6,250,839
5.80%, 03/27/53(a)	5,784	5,969,446
Sherwin-Williams Co. (The)
2.95%, 08/15/29	10,200	9,494,718
4.50%, 06/01/47	10,544	9,340,441
		361,484,135
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30	10,089	8,541,659
1.70%, 05/15/28	7,510	6,898,132
Equifax Inc.
2.35%, 09/15/31	8,878	7,597,091
5.10%, 12/15/27	1,020	1,036,913
Global Payments Inc.
2.90%, 05/15/30	12,074	10,860,316
2.90%, 11/15/31	5,959	5,181,833
3.20%, 08/15/29	11,677	10,835,760
4.15%, 08/15/49(a)	6,376	5,074,396
5.40%, 08/15/32(a)	6,951	7,084,054
5.95%, 08/15/52(a)	6,635	6,749,113
Massachusetts Institute of Technology, 5.60%(a)	4,875	5,426,916
PayPal Holdings Inc.
2.30%, 06/01/30	13,732	12,281,389
2.85%, 10/01/29	18,367	17,081,317
3.25%, 06/01/50(a)	8,080	5,826,398
4.40%, 06/01/32(a)	9,631	9,551,505
5.05%, 06/01/52	7,871	7,653,517
5.15%, 06/01/34	8,747	8,978,203
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	10,322	10,472,498
Quanta Services Inc., 2.90%, 10/01/30(a)	16,816	15,268,153
RELX Capital Inc.
3.00%, 05/22/30(a)	7,324	6,766,023
4.00%, 03/18/29	8,947	8,794,255
S&P Global Inc.
2.70%, 03/01/29	10,434	9,737,595
2.90%, 03/01/32	14,353	12,907,149
3.70%, 03/01/52	4,303	3,433,093
4.25%, 05/01/29(a)	9,873	9,828,564
5.25%, 09/15/33(a)	8,310	8,707,329
		222,573,171
Computers — 2.2%
Apple Inc.
1.25%, 08/20/30	6,777	5,772,809
1.40%, 08/05/28	22,437	20,359,953
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
1.65%, 05/11/30	$16,407	$14,389,039
1.65%, 02/08/31	22,085	19,032,937
1.70%, 08/05/31(a)	10,344	8,828,803
2.20%, 09/11/29	12,491	11,449,433
2.38%, 02/08/41(a)	14,866	10,863,005
2.40%, 08/20/50(a)	12,341	7,942,158
2.55%, 08/20/60(a)	16,694	10,958,264
2.65%, 05/11/50(a)	24,913	16,906,193
2.65%, 02/08/51(a)	26,773	18,227,096
2.70%, 08/05/51	19,013	12,890,652
2.80%, 02/08/61	14,994	9,816,297
2.85%, 08/05/61(a)	12,101	7,998,392
2.95%, 09/11/49	14,467	10,451,435
3.00%, 11/13/27(a)	4,014	3,901,431
3.25%, 08/08/29(a)	8,029	7,736,732
3.35%, 08/08/32(a)	14,766	13,958,292
3.45%, 02/09/45(a)	19,611	16,175,092
3.75%, 09/12/47(a)	9,384	7,918,324
3.75%, 11/13/47	13,154	11,054,836
3.85%, 05/04/43	28,062	24,770,403
3.85%, 08/04/46	19,321	16,677,773
3.95%, 08/08/52(a)	16,353	14,048,746
4.00%, 05/10/28	10,837	10,873,355
4.10%, 08/08/62	11,404	9,854,402
4.25%, 02/09/47	11,563	10,653,843
4.30%, 05/10/33(a)	7,586	7,733,850
4.38%, 05/13/45(a)	18,906	17,740,521
4.45%, 05/06/44(a)	10,820	10,588,229
4.50%, 02/23/36(a)	9,520	9,715,857
4.65%, 02/23/46	36,036	35,209,965
4.85%, 05/10/53(a)	11,784	11,919,723
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	6,217	4,753,101
5.25%, 02/01/28(a)	5,672	5,808,830
5.30%, 10/01/29	17,192	17,742,149
5.40%, 04/15/34(a)	8,935	9,177,743
5.75%, 02/01/33(a)	9,284	9,832,905
6.20%, 07/15/30(a)	6,417	6,912,274
8.10%, 07/15/36(a)	12,338	15,144,865
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	10,880	11,733,683
6.35%, 10/15/45(a)	14,959	16,079,260
HP Inc.
2.65%, 06/17/31	13,932	12,138,474
4.00%, 04/15/29	10,936	10,641,863
4.75%, 01/15/28(a)	2,920	2,952,173
5.50%, 01/15/33(a)	10,985	11,373,660
6.00%, 09/15/41(a)	10,024	10,572,631
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	8,735	8,812,866
5.25%, 02/05/44	10,478	10,429,486
5.30%, 02/05/54(a)	11,048	10,881,703
International Business Machines Corp.
1.95%, 05/15/30	12,855	11,240,436
2.95%, 05/15/50(a)	6,554	4,378,179
3.50%, 05/15/29(a)	31,519	30,395,023
4.00%, 06/20/42	10,191	8,744,763
4.15%, 05/15/39(a)	18,904	16,954,504
4.25%, 05/15/49(a)	26,264	22,313,477
4.40%, 07/27/32	7,887	7,779,921
4.50%, 02/06/28	4,849	4,885,128
Security	Par (000)	Value
Computers (continued)
4.75%, 02/06/33(a)	$6,328	$6,396,575
4.90%, 07/27/52(a)	6,034	5,660,629
Leidos Inc.
2.30%, 02/15/31	6,459	5,524,796
4.38%, 05/15/30	5,050	4,925,720
5.75%, 03/15/33	2,271	2,361,859
		732,966,516
Cosmetics & Personal Care — 0.6%
Haleon U.S. Capital LLC
3.38%, 03/24/29	11,814	11,294,360
3.63%, 03/24/32	20,607	19,127,634
4.00%, 03/24/52(a)	7,249	6,056,152
Kenvue Inc.
4.90%, 03/22/33(a)	15,461	15,809,959
5.00%, 03/22/30(a)	10,531	10,901,559
5.05%, 03/22/28	10,275	10,544,322
5.05%, 03/22/53(a)	11,437	11,384,020
5.10%, 03/22/43(a)	9,092	9,182,004
5.20%, 03/22/63	7,516	7,511,633
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	14,891	12,580,649
1.95%, 04/23/31(a)	7,140	6,280,023
2.30%, 02/01/32(a)	8,008	7,131,023
3.00%, 03/25/30(a)	18,145	17,214,417
4.05%, 01/26/33(a)	6,024	5,980,668
4.55%, 01/29/34(a)	7,938	8,094,502
Unilever Capital Corp.
1.75%, 08/12/31(a)	6,135	5,189,978
2.13%, 09/06/29(a)	11,540	10,455,519
3.50%, 03/22/28	8,091	7,908,709
4.63%, 08/12/34	5,351	5,361,714
5.00%, 12/08/33(a)	8,636	8,936,915
5.90%, 11/15/32(a)	8,330	9,144,793
		206,090,553
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	35,018	32,763,713
3.30%, 01/30/32(a)	33,713	29,971,299
3.40%, 10/29/33(a)	12,192	10,628,419
3.85%, 10/29/41(a)	18,011	14,772,033
5.10%, 01/19/29(a)	8,810	8,932,989
5.75%, 06/06/28(a)	9,331	9,642,694
6.15%, 09/30/30(a)	11,863	12,638,483
Air Lease Corp.
2.88%, 01/15/32(a)	8,531	7,390,199
3.13%, 12/01/30(a)	13,675	12,356,928
Ally Financial Inc.
2.20%, 11/02/28(a)	9,212	8,262,870
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	1,305	1,329,707
8.00%, 11/01/31(a)	16,823	19,195,999
American Express Co.
4.05%, 05/03/29(a)	10,839	10,782,195
4.05%, 12/03/42(a)	9,681	8,559,869
5.85%, 11/05/27(a)	5,346	5,590,673
Ameriprise Financial Inc., 5.15%, 05/15/33(a)	7,913	8,149,833
Apollo Global Management Inc., 5.80%, 05/21/54	8,219	8,448,384
Brookfield Finance Inc.
3.50%, 03/30/51	7,371	5,390,903
29
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.90%, 01/25/28(a)	$7,711	$7,532,038
4.35%, 04/15/30	11,912	11,690,960
4.70%, 09/20/47(a)	8,461	7,627,543
4.85%, 03/29/29	9,635	9,733,158
5.97%, 03/04/54(a)	8,736	9,192,300
Capital One Financial Corp., 3.80%, 01/31/28	3,647	3,544,719
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	8,327	6,928,112
1.95%, 12/01/31(a)	7,815	6,505,988
2.00%, 03/20/28(a)	12,583	11,588,465
2.30%, 05/13/31(a)	10,595	9,189,658
2.90%, 03/03/32(a)	10,585	9,378,668
CME Group Inc.
2.65%, 03/15/32	8,316	7,405,220
5.30%, 09/15/43	9,518	9,989,711
Discover Financial Services, 6.70%, 11/29/32(a)	8,944	9,722,545
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	13,179	10,746,686
2.10%, 06/15/30(a)	18,087	15,948,786
2.65%, 09/15/40	11,973	8,788,382
3.00%, 06/15/50	12,968	9,064,129
3.00%, 09/15/60(a)	14,819	9,595,877
3.63%, 09/01/28(b)	8,514	8,238,354
4.25%, 09/21/48	12,299	10,691,207
4.35%, 06/15/29(a)	14,674	14,628,107
4.60%, 03/15/33(a)	14,262	14,220,998
4.95%, 06/15/52(a)	13,775	13,433,270
5.20%, 06/15/62(a)	10,989	10,961,277
5.25%, 06/15/31(a)	6,622	6,884,805
Jefferies Financial Group Inc.
2.63%, 10/15/31	9,394	7,980,556
4.15%, 01/23/30	12,139	11,668,390
5.88%, 07/21/28	10,615	10,973,944
6.20%, 04/14/34(a)	13,445	14,135,819
Mastercard Inc.
2.00%, 11/18/31	6,279	5,371,640
2.95%, 06/01/29(a)	13,193	12,526,930
3.35%, 03/26/30	16,836	16,107,528
3.65%, 06/01/49(a)	7,418	5,978,470
3.85%, 03/26/50	13,460	11,203,901
4.85%, 03/09/33(a)	6,955	7,160,954
4.88%, 03/09/28(a)	5,972	6,135,652
4.88%, 05/09/34	8,829	9,058,115
Nasdaq Inc.
5.35%, 06/28/28	12,657	13,068,085
5.55%, 02/15/34	11,099	11,569,127
5.95%, 08/15/53(a)	8,194	8,777,053
6.10%, 06/28/63	8,579	9,299,257
Nomura Holdings Inc.
2.17%, 07/14/28	12,641	11,467,177
2.61%, 07/14/31	11,815	10,084,375
2.68%, 07/16/30(a)	11,724	10,349,321
3.00%, 01/22/32(a)	10,464	9,064,679
3.10%, 01/16/30	18,758	17,140,899
5.78%, 07/03/34(a)	10,327	10,725,860
6.07%, 07/12/28	6,586	6,866,693
6.18%, 01/18/33(a)	2,350	2,508,988
Raymond James Financial Inc.
3.75%, 04/01/51	9,832	7,567,908
4.95%, 07/15/46	9,019	8,495,048
Security	Par (000)	Value
Diversified Financial Services (continued)
Synchrony Financial
2.88%, 10/28/31(a)	$4,337	$3,651,221
3.95%, 12/01/27	4,738	4,564,095
5.94%, 08/02/30, (1-day SOFR + 2.130%)(a)(c)	4,575	4,662,614
Visa Inc.
1.10%, 02/15/31(a)	10,888	8,979,390
2.00%, 08/15/50(a)	17,769	10,588,035
2.05%, 04/15/30(a)	18,220	16,329,722
2.70%, 04/15/40	10,177	7,808,878
3.65%, 09/15/47(a)	7,577	6,194,210
4.15%, 12/14/35(a)	15,781	15,319,729
4.30%, 12/14/45(a)	30,941	28,037,512
		829,459,928
Electric — 4.2%
AES Corp. (The)
2.45%, 01/15/31(a)	15,733	13,420,532
5.45%, 06/01/28	13,335	13,570,866
Ameren Corp., 3.50%, 01/15/31(a)	3,674	3,417,126
American Electric Power Co. Inc.
5.20%, 01/15/29	6,658	6,815,500
5.63%, 03/01/33	10,119	10,573,783
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	13,097	8,540,119
3.70%, 07/15/30	8,800	8,471,206
3.80%, 07/15/48	8,966	6,907,025
4.25%, 10/15/50	7,091	5,873,340
4.45%, 01/15/49	8,195	7,037,156
4.50%, 02/01/45	7,410	6,718,857
4.60%, 05/01/53	8,655	7,576,819
5.15%, 11/15/43(a)	6,297	6,206,013
6.13%, 04/01/36	9,928	10,825,716
Commonwealth Edison Co., 4.00%, 03/01/48(a)	7,426	6,095,095
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	4,453	3,712,129
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	4,595	4,036,907
3.60%, 06/15/61(a)	12,048	8,670,784
4.45%, 03/15/44	5,333	4,754,068
4.63%, 12/01/54	5,681	5,078,326
5.70%, 05/15/54(a)	7,692	8,072,855
5.90%, 11/15/53	5,010	5,365,350
Series 20B, 3.95%, 04/01/50(a)	12,581	10,408,100
Constellation Energy Generation LLC
5.60%, 03/01/28	2,556	2,648,856
5.60%, 06/15/42	5,889	5,880,258
5.75%, 03/15/54	11,444	11,498,920
6.25%, 10/01/39	5,433	5,899,240
6.50%, 10/01/53	7,471	8,293,986
Dominion Energy Inc.
5.38%, 11/15/32	9,079	9,338,808
Series C, 2.25%, 08/15/31	15,878	13,483,598
Series C, 3.38%, 04/01/30	12,626	11,799,310
DTE Energy Co.
4.88%, 06/01/28	6,286	6,358,174
5.10%, 03/01/29(a)	8,355	8,520,855
5.85%, 06/01/34(a)	9,716	10,231,655
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,131	5,025,132
4.95%, 01/15/33	13,483	13,681,367
5.30%, 02/15/40	6,936	7,067,516
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.35%, 01/15/53(a)	$7,816	$7,811,155
5.40%, 01/15/54(a)	8,964	9,083,264
Duke Energy Corp.
2.45%, 06/01/30(a)	5,176	4,626,823
2.55%, 06/15/31(a)	8,213	7,125,929
3.30%, 06/15/41	6,401	4,888,164
3.50%, 06/15/51	7,577	5,425,006
3.75%, 09/01/46	13,830	10,565,164
4.30%, 03/15/28(a)	6,221	6,175,560
4.50%, 08/15/32(a)	11,465	11,161,004
5.00%, 08/15/52	9,981	9,145,780
5.45%, 06/15/34(a)	9,982	10,266,391
5.80%, 06/15/54(a)	7,463	7,646,685
6.10%, 09/15/53(a)	7,721	8,252,375
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	5,380	6,037,757
Emera U.S. Finance LP, 4.75%, 06/15/46	8,562	7,378,217
Entergy Louisiana LLC, 4.20%, 09/01/48	5,953	4,931,453
Eversource Energy
5.13%, 05/15/33(a)	9,997	9,994,552
5.45%, 03/01/28	8,912	9,126,179
5.95%, 02/01/29	7,271	7,614,957
Exelon Corp.
4.05%, 04/15/30	8,870	8,645,088
4.45%, 04/15/46	6,051	5,224,672
4.70%, 04/15/50	7,775	6,902,696
5.15%, 03/15/28	5,246	5,355,677
5.30%, 03/15/33	9,936	10,214,541
5.60%, 03/15/53(a)	10,351	10,500,220
FirstEnergy Corp., Series C, 3.40%, 03/01/50(a)	4,972	3,501,750
Florida Power & Light Co.
2.45%, 02/03/32(a)	15,832	13,769,396
2.88%, 12/04/51(a)	6,946	4,658,077
3.15%, 10/01/49	6,050	4,343,167
3.95%, 03/01/48	7,889	6,542,803
4.40%, 05/15/28	6,618	6,659,462
4.80%, 05/15/33	9,701	9,776,600
5.05%, 04/01/28	8,462	8,668,395
5.10%, 04/01/33	9,025	9,290,994
5.15%, 06/15/29	6,954	7,196,811
5.30%, 06/15/34	9,098	9,485,601
5.30%, 04/01/53(a)	7,622	7,754,121
5.60%, 06/15/54(a)	7,052	7,468,603
Georgia Power Co.
4.30%, 03/15/42	7,278	6,438,325
4.65%, 05/16/28(a)	8,040	8,120,784
4.95%, 05/17/33(a)	11,663	11,806,353
5.13%, 05/15/52(a)	5,875	5,738,375
5.25%, 03/15/34	11,408	11,774,609
Series A, 3.25%, 03/15/51	4,078	2,917,845
MidAmerican Energy Co.
3.65%, 04/15/29	10,512	10,233,243
4.25%, 07/15/49	9,200	7,914,794
5.85%, 09/15/54(a)	10,196	11,010,524
National Grid PLC
5.42%, 01/11/34(a)	8,957	9,144,627
5.81%, 06/12/33(a)	9,009	9,430,692
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	18,607	16,934,368
2.25%, 06/01/30	19,263	16,981,003
2.44%, 01/15/32(a)	10,608	9,050,103
2.75%, 11/01/29	6,552	6,037,886
Security	Par (000)	Value
Electric (continued)
4.90%, 02/28/28(a)	$11,256	$11,400,106
4.90%, 03/15/29(a)	7,191	7,315,076
5.00%, 07/15/32	10,962	11,100,419
5.05%, 02/28/33(a)	11,377	11,465,770
5.25%, 03/15/34(a)	10,412	10,598,650
5.25%, 02/28/53(a)	7,927	7,737,395
5.55%, 03/15/54(a)	6,467	6,519,497
Northern States Power Co./MN, 5.10%, 05/15/53	6,118	5,935,555
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52	3,649	3,445,482
5.55%, 06/15/54(b)	9,832	10,090,255
5.65%, 11/15/33(a)	8,907	9,447,764
Pacific Gas and Electric Co.
2.50%, 02/01/31	18,767	16,117,276
3.00%, 06/15/28(a)	8,287	7,779,439
3.25%, 06/01/31	8,149	7,289,717
3.30%, 12/01/27(a)	6,194	5,911,308
3.30%, 08/01/40	10,256	7,674,262
3.50%, 08/01/50(a)	16,808	11,618,251
3.75%, 07/01/28	5,904	5,683,186
3.95%, 12/01/47(a)	8,945	6,721,976
4.50%, 07/01/40	17,662	15,271,913
4.55%, 07/01/30	25,140	24,590,877
4.95%, 07/01/50(a)	26,801	23,367,947
5.55%, 05/15/29	8,233	8,462,634
5.80%, 05/15/34(a)	10,861	11,176,913
6.10%, 01/15/29	7,859	8,208,819
6.15%, 01/15/33	8,308	8,759,505
6.40%, 06/15/33	10,677	11,419,015
6.70%, 04/01/53(a)	7,140	7,812,189
6.75%, 01/15/53(a)	12,400	13,522,741
6.95%, 03/15/34	6,733	7,507,208
PacifiCorp
2.90%, 06/15/52	12,954	8,082,586
5.35%, 12/01/53	11,354	10,849,010
5.45%, 02/15/34	10,840	11,076,713
5.50%, 05/15/54(a)	11,862	11,697,229
5.80%, 01/15/55(a)	11,234	11,427,537
PPL Capital Funding Inc., 5.25%, 09/01/34	3,433	3,473,614
PPL Electric Utilities Corp., 5.25%, 05/15/53(a)	3,908	3,915,319
Public Service Co. of Colorado
1.88%, 06/15/31	5,574	4,664,183
5.25%, 04/01/53	5,798	5,607,742
5.75%, 05/15/54	7,765	8,077,606
Public Service Enterprise Group Inc.
2.45%, 11/15/31	4,773	4,095,399
5.20%, 04/01/29(a)	4,449	4,565,899
San Diego Gas & Electric Co.
5.35%, 04/01/53(a)	6,713	6,680,983
Series VVV, 1.70%, 10/01/30(a)	7,158	6,115,749
Series WWW, 2.95%, 08/15/51(a)	5,942	4,069,744
Sempra
3.40%, 02/01/28	8,491	8,188,451
3.80%, 02/01/38	12,693	10,816,455
4.00%, 02/01/48(a)	9,524	7,549,281
6.00%, 10/15/39	5,180	5,424,480
Southern California Edison Co.
3.65%, 02/01/50(a)	11,180	8,467,289
4.00%, 04/01/47	13,698	11,058,389
4.65%, 10/01/43	7,295	6,611,319
31
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 06/01/34(a)	$10,726	$10,893,431
5.30%, 03/01/28(a)	6,406	6,564,868
5.45%, 06/01/31	5,236	5,471,950
5.95%, 11/01/32	8,213	8,778,925
Series 20A, 2.95%, 02/01/51(a)	6,112	4,058,499
Series C, 4.13%, 03/01/48	10,729	8,827,990
Southern Co. (The)
4.40%, 07/01/46	18,079	15,786,543
4.85%, 06/15/28(a)	7,157	7,245,559
5.20%, 06/15/33(a)	9,963	10,169,358
5.50%, 03/15/29	10,091	10,503,421
5.70%, 03/15/34(a)	12,287	12,961,226
Series A, 3.70%, 04/30/30	4,244	4,051,197
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	13,756	13,398,482
Virginia Electric & Power Co.
2.45%, 12/15/50	8,127	4,834,794
2.95%, 11/15/51(a)	7,497	4,951,727
5.00%, 04/01/33(a)	7,147	7,194,854
5.45%, 04/01/53	5,704	5,706,525
Xcel Energy Inc.
5.45%, 08/15/33	10,218	10,438,545
5.50%, 03/15/34	10,327	10,566,010
		1,357,493,993
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	9,362	8,538,977
2.20%, 12/21/31(a)	9,202	7,953,875
2.80%, 12/21/51	7,891	5,235,280
		21,728,132
Electronics — 0.3%
Amphenol Corp.
2.20%, 09/15/31(a)	5,455	4,650,723
2.80%, 02/15/30	10,548	9,689,628
Honeywell International Inc.
1.75%, 09/01/31(a)	12,692	10,701,001
1.95%, 06/01/30	9,206	8,095,601
2.70%, 08/15/29(a)	7,817	7,306,194
2.80%, 06/01/50(a)	6,380	4,403,292
4.25%, 01/15/29	9,124	9,173,121
4.50%, 01/15/34	9,376	9,297,205
4.70%, 02/01/30	7,300	7,424,576
5.00%, 02/15/33(a)	9,848	10,152,033
5.00%, 03/01/35	18,799	19,277,750
5.25%, 03/01/54	13,871	14,086,615
		114,257,739
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29(a)	5,748	5,362,737
4.28%, 03/15/32(a)	38,539	33,682,427
5.05%, 03/15/42	37,644	30,150,111
5.14%, 03/15/52	58,039	44,150,319
5.39%, 03/15/62	24,218	18,288,981
		131,634,575
Environmental Control — 0.3%
Republic Services Inc.
1.75%, 02/15/32(a)	6,003	4,940,143
3.95%, 05/15/28	7,222	7,130,260
4.88%, 04/01/29	6,924	7,061,938
5.00%, 04/01/34(a)	6,247	6,356,238
Security	Par (000)	Value
Environmental Control (continued)
Waste Connections Inc.
2.95%, 01/15/52(a)	$6,801	$4,605,391
4.20%, 01/15/33	6,903	6,651,984
5.00%, 03/01/34(a)	7,860	7,984,287
Waste Management Inc.
1.50%, 03/15/31(a)	10,484	8,732,918
3.15%, 11/15/27(a)	1,192	1,152,616
4.15%, 04/15/32(a)	9,068	8,853,386
4.63%, 02/15/30(a)	7,822	7,942,394
4.88%, 02/15/29(a)	9,694	9,938,087
4.88%, 02/15/34(a)	10,394	10,543,264
4.95%, 07/03/31	6,273	6,478,900
		98,371,806
Food — 1.4%
Campbell Soup Co.
4.15%, 03/15/28(a)	6,723	6,649,810
5.40%, 03/21/34	9,517	9,835,607
Conagra Brands Inc.
1.38%, 11/01/27	4,972	4,508,470
4.85%, 11/01/28	14,159	14,274,873
5.30%, 11/01/38	12,561	12,378,325
5.40%, 11/01/48	8,864	8,535,671
General Mills Inc.
2.88%, 04/15/30(a)	10,730	9,829,115
4.20%, 04/17/28(a)	11,352	11,290,875
4.95%, 03/29/33(a)	8,841	8,892,492
Hormel Foods Corp.
1.70%, 06/03/28	5,617	5,131,034
1.80%, 06/11/30(a)	14,565	12,709,575
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	1,874	1,978,025
6.50%, 11/15/53(a)	12,489	13,946,030
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	9,493	8,103,786
3.63%, 01/15/32	7,794	6,993,587
4.38%, 02/02/52	7,923	6,192,243
5.13%, 02/01/28	4,199	4,225,644
5.50%, 01/15/30(a)	10,086	10,153,180
5.75%, 04/01/33	12,859	13,131,144
6.50%, 12/01/52	14,221	14,940,339
6.75%, 03/15/34(b)	13,684	14,955,516
7.25%, 11/15/53(a)(b)	7,540	8,600,201
Kraft Heinz Foods Co.
4.38%, 06/01/46	27,395	23,413,548
4.88%, 10/01/49	13,711	12,496,958
5.00%, 06/04/42	13,763	13,053,059
5.20%, 07/15/45	15,496	14,838,661
5.50%, 06/01/50(a)	7,827	7,806,196
6.88%, 01/26/39	6,190	7,142,177
Kroger Co. (The)
3.95%, 01/15/50	6,193	4,880,980
4.45%, 02/01/47	11,475	9,821,519
4.65%, 09/15/29	13,687	13,673,647
4.90%, 09/15/31	7,737	7,716,236
5.00%, 09/15/34	8,900	8,855,745
5.50%, 09/15/54	11,199	10,967,084
5.65%, 09/15/64	11,789	11,519,506
Mondelez International Inc.
2.63%, 09/04/50	8,763	5,560,760
2.75%, 04/13/30(a)	6,469	5,930,335
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.00%, 03/17/32	$6,733	$6,024,159
Sysco Corp.
3.15%, 12/14/51	7,654	5,219,888
5.95%, 04/01/30(a)	10,531	11,242,131
6.60%, 04/01/50(a)	11,547	13,276,930
Tyson Foods Inc.
4.35%, 03/01/29	13,794	13,635,078
4.55%, 06/02/47	6,526	5,574,086
5.10%, 09/28/48	14,391	13,328,252
5.70%, 03/15/34	9,975	10,377,442
		443,609,919
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44(a)	8,463	7,291,243
CenterPoint Energy Resources Corp., 5.25%, 03/01/28(a)	7,207	7,371,036
NiSource Inc.
1.70%, 02/15/31(a)	5,142	4,261,270
2.95%, 09/01/29(a)	3,171	2,935,603
3.60%, 05/01/30(a)	6,576	6,231,042
3.95%, 03/30/48	7,397	5,840,906
4.38%, 05/15/47(a)	8,138	6,925,143
4.80%, 02/15/44	7,017	6,404,280
5.25%, 03/30/28	8,687	8,880,273
		56,140,796
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 04/15/28(a)	12,277	12,671,440
6.30%, 02/15/30(a)	10,675	11,248,396
6.40%, 04/15/33(a)	13,490	14,284,947
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	9,305	8,209,999
2.75%, 11/15/50	7,119	4,327,641
		50,742,423
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	18,513	18,733,007
4.90%, 11/30/46(a)	24,813	24,560,746
Baxter International Inc.
2.27%, 12/01/28	16,494	15,036,605
2.54%, 02/01/32(a)	20,941	17,874,993
3.13%, 12/01/51(a)	4,047	2,708,580
Danaher Corp.
2.60%, 10/01/50(a)	7,791	5,016,100
2.80%, 12/10/51(a)	7,686	5,110,818
DH Europe Finance II SARL
2.60%, 11/15/29(a)	8,266	7,619,723
3.25%, 11/15/39	6,868	5,685,807
3.40%, 11/15/49	6,608	5,001,707
GE HealthCare Technologies Inc.
4.80%, 08/14/29	4,980	5,019,606
5.65%, 11/15/27	5,798	5,986,898
5.86%, 03/15/30	12,673	13,423,243
5.91%, 11/22/32(a)	21,458	22,854,210
6.38%, 11/22/52	7,222	8,196,803
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	9,889	9,883,663
4.50%, 03/30/33(a)	11,558	11,490,092
Medtronic Inc.
4.38%, 03/15/35(a)	15,130	14,808,332
4.63%, 03/15/45(a)	16,978	15,958,036
Security	Par (000)	Value
Health Care - Products (continued)
Solventum Corp.
5.40%, 03/01/29(b)	$13,574	$13,852,301
5.45%, 03/13/31(a)(b)	12,082	12,356,958
5.60%, 03/23/34(a)(b)	14,898	15,191,215
5.90%, 04/30/54(a)(b)	11,998	12,145,752
Stryker Corp.
1.95%, 06/15/30(a)	14,293	12,468,160
4.63%, 03/15/46	6,213	5,683,106
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	13,991	11,952,363
2.60%, 10/01/29(a)	10,620	9,820,160
2.80%, 10/15/41	10,586	7,849,293
4.10%, 08/15/47	4,414	3,814,301
4.98%, 08/10/30(a)	9,898	10,229,815
5.00%, 01/31/29(a)	9,396	9,654,789
5.09%, 08/10/33(a)	9,809	10,123,051
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31	575	498,182
		350,608,415
Health Care - Services — 3.7%
Aetna Inc.
3.88%, 08/15/47	11,977	9,038,633
6.63%, 06/15/36(a)	8,818	9,762,755
Ascension Health
3.95%, 11/15/46(a)	5,986	5,121,527
Series B, 2.53%, 11/15/29(a)	8,328	7,622,597
Centene Corp.
2.45%, 07/15/28(a)	21,021	19,229,847
2.50%, 03/01/31	22,056	18,721,444
2.63%, 08/01/31	13,252	11,225,423
3.00%, 10/15/30	21,065	18,698,636
3.38%, 02/15/30	21,021	19,243,721
4.25%, 12/15/27(a)	11,731	11,483,049
4.63%, 12/15/29(a)	34,200	33,252,588
CommonSpirit Health
3.35%, 10/01/29(a)	5,926	5,588,876
4.19%, 10/01/49(a)	1,761	1,472,383
Elevance Health Inc.
2.25%, 05/15/30	10,565	9,362,935
2.55%, 03/15/31	7,939	6,995,832
2.88%, 09/15/29	8,425	7,815,156
3.13%, 05/15/50	11,517	7,998,095
3.60%, 03/15/51	12,436	9,255,611
3.65%, 12/01/27	7,674	7,501,617
3.70%, 09/15/49	9,104	6,980,524
4.10%, 03/01/28(a)	11,187	11,066,593
4.38%, 12/01/47	13,779	11,924,427
4.55%, 03/01/48	8,387	7,382,098
4.63%, 05/15/42	9,401	8,605,597
4.65%, 01/15/43	10,620	9,699,368
4.65%, 08/15/44	8,437	7,648,190
4.75%, 02/15/33	5,916	5,900,033
5.13%, 02/15/53	11,463	10,908,615
5.38%, 06/15/34(a)	5,270	5,457,370
5.65%, 06/15/54	8,544	8,767,246
6.10%, 10/15/52(a)	6,318	6,833,847
HCA Inc.
2.38%, 07/15/31	7,100	6,036,431
3.50%, 09/01/30	27,140	25,314,447
3.50%, 07/15/51	14,032	9,855,983
3.63%, 03/15/32(a)	16,249	14,761,061
4.13%, 06/15/29	13,559	13,224,555
33
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 03/15/52(a)	$18,077	$15,300,268
5.13%, 06/15/39	7,190	6,945,915
5.20%, 06/01/28	7,419	7,550,061
5.25%, 06/15/49(a)	17,130	15,906,738
5.45%, 04/01/31	10,499	10,776,723
5.45%, 09/15/34(a)	5,266	5,334,615
5.50%, 06/01/33	11,409	11,673,584
5.50%, 06/15/47	13,638	13,160,365
5.60%, 04/01/34(a)	12,487	12,839,127
5.63%, 09/01/28(a)	7,454	7,683,781
5.88%, 02/01/29	8,738	9,082,733
5.90%, 06/01/53	8,712	8,856,232
5.95%, 09/15/54(a)	9,160	9,371,582
6.00%, 04/01/54	13,763	14,198,829
Humana Inc.
2.15%, 02/03/32	4,854	4,023,375
3.70%, 03/23/29(a)	7,178	6,929,524
4.95%, 10/01/44	8,685	7,878,243
5.38%, 04/15/31	9,702	9,971,043
5.50%, 03/15/53(a)	7,545	7,287,398
5.75%, 04/15/54(a)	10,419	10,436,421
5.88%, 03/01/33(a)	6,286	6,610,651
5.95%, 03/15/34(a)	7,200	7,611,846
ICON Investments Six DAC, 5.85%, 05/08/29	6,503	6,788,671
IQVIA Inc.
5.70%, 05/15/28(a)	5,560	5,734,706
6.25%, 02/01/29(a)	10,276	10,851,816
Kaiser Foundation Hospitals
4.15%, 05/01/47	6,064	5,302,017
Series 2019, 3.27%, 11/01/49	1,958	1,470,977
Series 2021, 2.81%, 06/01/41(a)	13,712	10,365,123
Series 2021, 3.00%, 06/01/51(a)	3,104	2,184,021
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	12,458	11,257,593
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(a)	5,697	3,529,159
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	9,090	8,327,019
5.00%, 12/15/34	5,918	5,881,186
6.40%, 11/30/33	6,105	6,717,462
UnitedHealth Group Inc.
2.00%, 05/15/30	9,407	8,292,719
2.30%, 05/15/31(a)	13,006	11,353,053
2.75%, 05/15/40	8,692	6,492,418
2.88%, 08/15/29	9,421	8,823,026
2.90%, 05/15/50	12,346	8,408,561
3.05%, 05/15/41(a)	13,937	10,685,087
3.13%, 05/15/60(a)	9,420	6,297,399
3.25%, 05/15/51	16,563	11,931,248
3.50%, 08/15/39	12,036	10,121,181
3.70%, 08/15/49	11,871	9,347,990
3.75%, 10/15/47	8,968	7,166,062
3.85%, 06/15/28	7,403	7,317,221
3.88%, 12/15/28	9,614	9,485,004
3.88%, 08/15/59(a)	9,533	7,339,793
4.00%, 05/15/29(a)	8,556	8,465,411
4.20%, 05/15/32(a)	14,324	13,983,106
4.20%, 01/15/47	7,142	6,153,651
4.25%, 01/15/29(a)	11,999	12,000,363
4.25%, 03/15/43	7,145	6,439,110
4.25%, 06/15/48(a)	9,298	8,016,269
Security	Par (000)	Value
Health Care - Services (continued)
4.45%, 12/15/48	$10,056	$8,952,904
4.50%, 04/15/33	9,228	9,096,423
4.63%, 07/15/35(a)	9,733	9,657,035
4.75%, 07/15/45	17,317	16,298,679
4.75%, 05/15/52(a)	16,878	15,627,200
4.80%, 01/15/30	16,200	16,536,915
4.90%, 04/15/31(a)	8,647	8,836,794
4.95%, 01/15/32	22,100	22,555,627
4.95%, 05/15/62	8,933	8,357,257
5.00%, 04/15/34	9,906	10,065,061
5.05%, 04/15/53(a)	16,115	15,578,333
5.15%, 07/15/34(a)	24,300	24,945,556
5.20%, 04/15/63	15,307	14,804,953
5.25%, 02/15/28(a)	7,587	7,858,382
5.30%, 02/15/30(a)	11,598	12,138,894
5.35%, 02/15/33(a)	14,497	15,151,690
5.38%, 04/15/54(a)	15,550	15,664,319
5.50%, 07/15/44(a)	21,725	22,342,483
5.50%, 04/15/64(a)	10,235	10,393,241
5.63%, 07/15/54	24,884	25,975,813
5.75%, 07/15/64	20,007	20,983,312
5.80%, 03/15/36	7,923	8,572,336
5.88%, 02/15/53(a)	16,517	17,829,452
6.05%, 02/15/63(a)	13,079	14,329,032
6.88%, 02/15/38(a)	8,247	9,779,444
Universal Health Services Inc., 2.65%, 10/15/30	9,333	8,247,499
		1,226,293,220
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
2.88%, 06/15/28	12,748	11,654,967
5.88%, 03/01/29	11,504	11,714,288
5.95%, 07/15/29	8,951	9,113,418
Blue Owl Capital Corp., 2.88%, 06/11/28(a)	6,512	5,928,464
Blue Owl Credit Income Corp., 6.65%, 03/15/31	6,670	6,825,181
FS KKR Capital Corp., 3.13%, 10/12/28(a)	3,636	3,263,570
		48,499,888
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30	12,215	11,538,636
Insurance — 1.9%
Allstate Corp. (The), 5.25%, 03/30/33(a)	2,462	2,543,530
American International Group Inc.
4.38%, 06/30/50(a)	9,100	7,866,918
4.75%, 04/01/48(a)	9,828	9,066,724
4.80%, 07/10/45(a)	8,736	8,105,866
5.13%, 03/27/33(a)	5,099	5,201,418
Aon Corp.
2.80%, 05/15/30	7,964	7,250,863
3.75%, 05/02/29	7,914	7,661,711
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52	9,384	7,316,159
5.35%, 02/28/33	5,026	5,187,842
Aon North America Inc.
5.15%, 03/01/29(a)	10,254	10,491,940
5.45%, 03/01/34(a)	15,064	15,599,814
5.75%, 03/01/54	18,862	19,531,880
Arch Capital Group Ltd., 3.64%, 06/30/50	7,495	5,642,675
Arthur J Gallagher & Co., 3.50%, 05/20/51	7,401	5,325,503
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Athene Holding Ltd.
4.13%, 01/12/28(a)	$5,970	$5,861,010
6.25%, 04/01/54(a)	7,815	8,097,951
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	4,404	3,755,304
2.50%, 01/15/51(a)	8,036	5,189,511
2.85%, 10/15/50(a)	16,841	11,541,732
2.88%, 03/15/32(a)	3,625	3,301,768
3.85%, 03/15/52	22,195	18,207,000
4.20%, 08/15/48	24,189	21,652,812
4.25%, 01/15/49(a)	19,778	17,957,283
5.75%, 01/15/40	8,916	9,902,881
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	11,931	11,643,276
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,967	1,555,936
Chubb Corp. (The), 6.00%, 05/11/37(a)	8,364	9,206,563
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	10,661	9,040,108
3.05%, 12/15/61	5,799	3,861,056
4.35%, 11/03/45	14,677	13,149,617
5.00%, 03/15/34(a)	12,369	12,669,630
Corebridge Financial Inc.
3.85%, 04/05/29(a)	9,585	9,247,213
3.90%, 04/05/32	9,610	8,898,704
4.40%, 04/05/52(a)	9,792	8,143,945
5.75%, 01/15/34	5,065	5,277,619
Equitable Holdings Inc.
4.35%, 04/20/28	14,607	14,434,772
5.00%, 04/20/48(a)	9,124	8,497,175
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	8,490	5,530,979
3.50%, 10/15/50	8,738	6,144,128
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	4,438	4,521,790
6.00%, 12/07/33(a)(b)	5,385	5,620,537
6.35%, 03/22/54(b)	7,629	7,978,197
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	5,149	3,928,149
Manulife Financial Corp.
3.70%, 03/16/32(a)	11,967	11,239,908
5.38%, 03/04/46(a)	5,098	5,190,378
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	5,075	4,490,046
4.38%, 03/15/29(a)	17,863	17,922,377
4.90%, 03/15/49	12,457	11,811,346
5.70%, 09/15/53(a)	8,786	9,348,796
MetLife Inc.
4.05%, 03/01/45	6,492	5,496,800
4.13%, 08/13/42(a)	7,145	6,233,840
4.55%, 03/23/30(a)	9,017	9,145,714
4.60%, 05/13/46(a)	6,572	6,011,721
4.88%, 11/13/43(a)	8,488	8,080,621
5.00%, 07/15/52(a)	11,021	10,622,704
5.25%, 01/15/54(a)	9,899	9,942,447
5.38%, 07/15/33(a)	5,339	5,589,562
5.70%, 06/15/35(a)	9,579	10,268,503
5.88%, 02/06/41(a)	7,627	8,160,846
6.38%, 06/15/34	4,456	4,978,818
Progressive Corp. (The), 4.13%, 04/15/47	3,509	3,014,307
Prudential Financial Inc.
3.70%, 03/13/51(a)	14,684	11,302,272
3.91%, 12/07/47	8,145	6,559,243
Security	Par (000)	Value
Insurance (continued)
3.94%, 12/07/49	$12,233	$9,843,358
4.35%, 02/25/50(a)	7,032	6,086,107
4.60%, 05/15/44	6,230	5,718,479
5.70%, 12/14/36(a)	6,764	7,214,088
Travelers Companies Inc. (The)
3.05%, 06/08/51	7,215	5,066,952
5.35%, 11/01/40(a)	7,316	7,483,523
5.45%, 05/25/53	7,386	7,704,950
6.25%, 06/15/37(a)	9,251	10,404,448
Willis North America Inc.
5.35%, 05/15/33	4,087	4,161,883
5.90%, 03/05/54(a)	5,904	6,071,294
		606,774,820
Internet — 2.2%
Alphabet Inc.
1.10%, 08/15/30(a)	25,546	21,593,076
1.90%, 08/15/40(a)	12,644	8,773,600
2.05%, 08/15/50(a)	22,022	13,397,324
2.25%, 08/15/60(a)	18,459	11,026,810
Amazon.com Inc.
1.50%, 06/03/30	21,215	18,334,009
1.65%, 05/12/28	19,266	17,682,651
2.10%, 05/12/31	28,017	24,456,409
2.50%, 06/03/50(a)	26,401	16,934,607
2.70%, 06/03/60	16,421	10,175,003
2.88%, 05/12/41	21,259	16,491,019
3.10%, 05/12/51	31,888	23,017,922
3.25%, 05/12/61	15,148	10,580,063
3.45%, 04/13/29(a)	11,206	10,952,452
3.60%, 04/13/32	20,173	19,229,694
3.88%, 08/22/37	21,473	19,648,152
3.95%, 04/13/52(a)	23,038	19,400,226
4.05%, 08/22/47	31,913	27,781,345
4.10%, 04/13/62(a)	10,690	8,989,550
4.25%, 08/22/57	20,162	17,745,457
4.55%, 12/01/27	7,456	7,562,311
4.65%, 12/01/29	13,942	14,277,332
4.70%, 12/01/32	21,151	21,681,450
4.80%, 12/05/34	9,756	10,025,608
4.95%, 12/05/44	16,035	16,198,953
Booking Holdings Inc., 4.63%, 04/13/30(a)	15,176	15,317,580
eBay Inc.
2.60%, 05/10/31(a)	6,302	5,545,897
2.70%, 03/11/30(a)	11,648	10,636,837
3.65%, 05/10/51	7,652	5,723,880
4.00%, 07/15/42	4,885	4,058,942
Expedia Group Inc.
3.25%, 02/15/30(a)	14,699	13,721,794
3.80%, 02/15/28	1,963	1,908,427
Meta Platforms Inc.
3.85%, 08/15/32	30,147	28,838,910
4.30%, 08/15/29(a)	7,862	7,916,658
4.45%, 08/15/52	22,341	19,933,623
4.55%, 08/15/31(a)	12,556	12,668,390
4.60%, 05/15/28	15,906	16,171,306
4.65%, 08/15/62(a)	10,576	9,534,576
4.75%, 08/15/34(a)	24,036	24,146,969
4.80%, 05/15/30	10,547	10,876,873
4.95%, 05/15/33(a)	17,526	18,088,262
5.40%, 08/15/54	20,247	20,661,543
5.55%, 08/15/64	19,182	19,633,318
35
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.60%, 05/15/53	$21,378	$22,567,773
5.75%, 05/15/63	13,394	14,244,743
Netflix Inc.
4.88%, 04/15/28	15,125	15,426,345
4.90%, 08/15/34(a)	2,373	2,427,652
5.40%, 08/15/54	6,494	6,770,927
5.88%, 11/15/28(a)	16,035	16,974,643
6.38%, 05/15/29	7,609	8,241,518
		717,992,409
Iron & Steel — 0.1%
ArcelorMittal SA
6.55%, 11/29/27(a)	11,055	11,640,456
6.80%, 11/29/32(a)	10,562	11,530,321
		23,170,777
Lodging — 0.2%
Las Vegas Sands Corp., 3.90%, 08/08/29	9,087	8,518,284
Marriott International Inc./MD
4.90%, 04/15/29	3,297	3,344,081
5.30%, 05/15/34	9,472	9,628,363
5.35%, 03/15/35(a)	1,891	1,912,937
Series FF, 4.63%, 06/15/30(a)	11,838	11,834,513
Series GG, 3.50%, 10/15/32	10,009	9,017,236
Series HH, 2.85%, 04/15/31	11,344	10,060,040
Sands China Ltd., 5.40%, 08/08/28	13,803	13,787,742
		68,103,196
Machinery — 0.7%
Caterpillar Inc.
2.60%, 04/09/30(a)	5,212	4,779,913
3.25%, 09/19/49	11,383	8,475,594
3.25%, 04/09/50(a)	11,415	8,476,365
3.80%, 08/15/42	15,639	13,351,415
5.20%, 05/27/41	5,859	5,962,416
Deere & Co.
3.75%, 04/15/50(a)	6,821	5,653,649
3.90%, 06/09/42(a)	10,756	9,346,573
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	6,923	7,096,753
5.45%, 06/15/34(a)	8,874	9,222,192
5.70%, 08/14/33	7,370	7,769,084
John Deere Capital Corp.
4.50%, 01/16/29(a)	13,122	13,258,273
4.70%, 06/10/30(a)	12,181	12,431,823
4.75%, 01/20/28(a)	6,684	6,791,546
4.85%, 06/11/29	11,135	11,402,154
4.90%, 03/07/31	11,061	11,374,867
4.95%, 07/14/28(a)	15,082	15,468,900
5.10%, 04/11/34(a)	9,741	10,058,569
5.15%, 09/08/33(a)	7,214	7,510,917
Series 1, 5.05%, 06/12/34	8,494	8,740,499
Otis Worldwide Corp.
2.57%, 02/15/30	15,009	13,545,288
3.11%, 02/15/40	4,864	3,771,439
3.36%, 02/15/50(a)	7,291	5,324,616
5.25%, 08/16/28	8,579	8,824,350
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	13,795	13,852,291
		222,489,486
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	10,740	9,738,370
Security	Par (000)	Value
Manufacturing (continued)
3.25%, 08/26/49	$7,488	$5,416,438
3.38%, 03/01/29(a)	8,462	8,105,488
4.00%, 09/14/48(a)	7,472	6,335,361
Eaton Corp.
4.15%, 03/15/33(a)	12,171	11,828,315
4.15%, 11/02/42	8,696	7,697,599
Illinois Tool Works Inc., 3.90%, 09/01/42	8,897	7,673,631
Parker-Hannifin Corp.
3.25%, 06/14/29	14,754	13,991,097
4.00%, 06/14/49(a)	9,770	8,113,288
4.25%, 09/15/27	3,179	3,160,482
4.50%, 09/15/29	10,382	10,403,305
Teledyne Technologies Inc., 2.75%, 04/01/31(a)	9,152	8,054,328
		100,517,702
Media — 3.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	4,733	4,178,622
2.30%, 02/01/32	4,922	3,933,166
2.80%, 04/01/31	9,084	7,693,461
3.50%, 06/01/41	13,354	9,303,660
3.50%, 03/01/42	14,106	9,715,097
3.70%, 04/01/51(a)	18,970	12,025,787
3.75%, 02/15/28(a)	1,851	1,770,579
3.85%, 04/01/61(a)	16,785	10,198,652
3.90%, 06/01/52	22,561	14,775,745
3.95%, 06/30/62	14,079	8,689,184
4.20%, 03/15/28(a)	4,387	4,244,718
4.40%, 04/01/33(a)	6,443	5,863,325
4.40%, 12/01/61	12,974	8,760,653
4.80%, 03/01/50	24,886	18,928,155
5.05%, 03/30/29(a)	4,713	4,665,006
5.13%, 07/01/49	12,723	10,195,797
5.25%, 04/01/53(a)	13,921	11,398,774
5.38%, 04/01/38	7,603	6,924,618
5.38%, 05/01/47(a)	22,909	19,126,243
5.50%, 04/01/63	9,250	7,447,037
5.75%, 04/01/48	22,759	19,776,180
6.10%, 06/01/29(a)	8,257	8,523,965
6.38%, 10/23/35	16,138	16,308,206
6.48%, 10/23/45	31,387	30,098,043
6.55%, 06/01/34	10,131	10,491,620
6.65%, 02/01/34	5,549	5,778,610
Comcast Corp.
1.50%, 02/15/31(a)	10,279	8,535,686
1.95%, 01/15/31	8,404	7,182,092
2.45%, 08/15/52	15,142	8,989,139
2.65%, 02/01/30	9,925	9,074,239
2.65%, 08/15/62	10,633	6,146,856
2.80%, 01/15/51(a)	18,006	11,658,098
2.89%, 11/01/51(a)	46,476	30,430,417
2.94%, 11/01/56(a)	53,083	33,877,549
2.99%, 11/01/63	33,554	20,791,035
3.15%, 02/15/28(a)	9,817	9,437,363
3.20%, 07/15/36(a)	11,577	9,786,618
3.25%, 11/01/39	15,060	12,080,707
3.40%, 04/01/30	9,837	9,331,216
3.40%, 07/15/46(a)	14,320	10,801,417
3.45%, 02/01/50	19,552	14,501,892
3.55%, 05/01/28	5,935	5,772,290
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.75%, 04/01/40	$16,571	$14,086,815
3.90%, 03/01/38	10,757	9,518,614
3.97%, 11/01/47	17,141	13,997,207
4.00%, 08/15/47(a)	10,229	8,451,869
4.00%, 03/01/48	10,221	8,355,102
4.00%, 11/01/49	21,177	17,265,473
4.05%, 11/01/52	11,188	9,111,638
4.15%, 10/15/28	34,404	34,147,883
4.20%, 08/15/34	7,952	7,568,176
4.25%, 10/15/30(a)	9,571	9,461,525
4.25%, 01/15/33	11,228	10,859,319
4.40%, 08/15/35	9,265	8,885,657
4.55%, 01/15/29	5,575	5,628,566
4.60%, 10/15/38	9,789	9,325,695
4.60%, 08/15/45	8,339	7,581,288
4.65%, 02/15/33(a)	12,929	12,922,772
4.70%, 10/15/48	16,573	15,393,387
4.80%, 05/15/33(a)	5,848	5,874,005
4.95%, 10/15/58	8,503	8,012,754
5.10%, 06/01/29(a)	3,345	3,449,229
5.30%, 06/01/34	8,794	9,108,348
5.35%, 05/15/53(a)	14,911	14,936,395
5.50%, 11/15/32	9,693	10,244,992
5.50%, 05/15/64(a)	11,756	11,830,722
5.65%, 06/15/35(a)	6,629	7,017,020
5.65%, 06/01/54(a)	11,662	12,181,439
7.05%, 03/15/33	3,689	4,271,426
Discovery Communications LLC
3.63%, 05/15/30	3,135	2,781,799
3.95%, 03/20/28(a)	9,009	8,538,000
4.13%, 05/15/29	3,111	2,904,104
Fox Corp.
4.71%, 01/25/29(a)	16,660	16,773,215
5.48%, 01/25/39(a)	8,695	8,665,211
5.58%, 01/25/49(a)	12,494	12,079,287
6.50%, 10/13/33	16,139	17,494,992
Paramount Global
4.20%, 05/19/32(a)	3,849	3,341,266
4.38%, 03/15/43	7,941	5,707,595
4.95%, 01/15/31(a)	8,106	7,526,898
4.95%, 05/19/50	5,580	4,163,570
5.85%, 09/01/43	7,276	6,202,314
6.88%, 04/30/36	7,787	7,755,137
7.88%, 07/30/30	1,834	1,991,079
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	11,711	13,349,483
Time Warner Cable LLC
4.50%, 09/15/42	13,725	10,358,126
5.50%, 09/01/41	12,192	10,481,750
5.88%, 11/15/40(a)	11,019	9,908,500
6.55%, 05/01/37	12,962	12,808,094
6.75%, 06/15/39(a)	13,264	13,169,914
7.30%, 07/01/38	12,708	13,291,039
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	13,607	11,800,659
Walt Disney Co. (The)
2.00%, 09/01/29(a)	23,765	21,338,544
2.20%, 01/13/28(a)	5,620	5,256,935
2.65%, 01/13/31(a)	27,427	24,698,732
2.75%, 09/01/49(a)	21,566	14,241,311
3.50%, 05/13/40	19,317	16,030,516
3.60%, 01/13/51	27,000	21,020,296
Security	Par (000)	Value
Media (continued)
3.80%, 03/22/30(a)	$14,613	$14,224,128
3.80%, 05/13/60(a)	7,071	5,494,219
4.63%, 03/23/40(a)	7,241	6,967,947
4.70%, 03/23/50(a)	16,090	15,122,386
6.20%, 12/15/34(a)	9,573	10,727,011
6.40%, 12/15/35	10,441	11,843,465
6.65%, 11/15/37	10,266	11,938,601
		1,148,694,956
Mining — 0.7%
Barrick North America Finance LLC
5.70%, 05/30/41(a)	8,379	8,618,657
5.75%, 05/01/43(a)	8,174	8,395,643
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,010	6,353,287
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	8,533	7,565,889
4.75%, 02/28/28(a)	12,005	12,145,531
4.90%, 02/28/33(a)	7,621	7,722,918
5.00%, 09/30/43	23,195	22,632,605
5.25%, 09/08/30(a)	12,367	12,877,764
5.25%, 09/08/33	15,419	15,903,473
5.50%, 09/08/53	5,420	5,635,640
Freeport-McMoRan Inc., 5.45%, 03/15/43(a)	16,799	16,413,854
Newmont Corp.
2.25%, 10/01/30(a)	13,749	12,189,686
2.60%, 07/15/32(a)	9,059	7,893,291
4.88%, 03/15/42(a)	8,630	8,313,678
6.25%, 10/01/39	7,873	8,736,719
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/34(b)	8,462	8,727,635
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	8,273	9,100,559
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	9,855	6,453,689
5.20%, 11/02/40(a)	9,732	9,823,055
7.13%, 07/15/28	10,511	11,517,174
Rio Tinto Finance USA PLC
4.13%, 08/21/42(a)	7,520	6,622,259
5.13%, 03/09/53	10,585	10,489,467
		224,132,473
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	10,755	9,662,617
Oil & Gas — 3.7%
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	9,737	8,389,892
2.72%, 01/12/32(a)	17,954	15,794,549
2.77%, 11/10/50	13,824	8,960,173
2.94%, 06/04/51(a)	19,572	13,052,334
3.00%, 02/24/50	17,105	11,672,587
3.00%, 03/17/52(a)	12,144	8,220,951
3.06%, 06/17/41	14,476	11,021,627
3.38%, 02/08/61	17,832	12,384,891
3.63%, 04/06/30	12,586	12,114,661
3.94%, 09/21/28	9,977	9,826,006
4.23%, 11/06/28(a)	17,830	17,761,085
4.70%, 04/10/29(a)	12,248	12,390,997
4.81%, 02/13/33(a)	20,841	20,842,071
4.89%, 09/11/33	13,223	13,302,341
4.97%, 10/17/29	7,553	7,739,381
4.99%, 04/10/34(a)	8,961	9,055,084
37
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.23%, 11/17/34(a)	$10,311	$10,605,351
BP Capital Markets PLC, 3.72%, 11/28/28(a)	8,314	8,092,398
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	3,757	3,355,523
6.25%, 03/15/38	9,980	10,633,307
Cenovus Energy Inc., 3.75%, 02/15/52(a)	5,807	4,275,911
Chevron Corp.
2.24%, 05/11/30	12,562	11,276,979
3.08%, 05/11/50(a)	7,880	5,653,953
Chevron USA Inc., 2.34%, 08/12/50(a)	7,158	4,383,148
ConocoPhillips Co.
3.76%, 03/15/42	6,359	5,258,319
3.80%, 03/15/52(a)	6,838	5,410,353
4.03%, 03/15/62	15,545	12,320,490
4.30%, 11/15/44	5,280	4,650,043
5.05%, 09/15/33(a)	8,854	9,070,367
5.30%, 05/15/53(a)	9,679	9,638,559
5.55%, 03/15/54(a)	9,996	10,278,637
6.50%, 02/01/39	13,702	15,710,175
6.95%, 04/15/29(a)	13,324	14,779,559
Continental Resources Inc./OK, 4.38%, 01/15/28	2,914	2,857,213
Devon Energy Corp.
4.75%, 05/15/42(a)	5,751	5,055,485
5.00%, 06/15/45(a)	6,307	5,625,570
5.20%, 09/15/34	9,416	9,310,456
5.60%, 07/15/41	10,153	9,910,547
5.75%, 09/15/54	8,046	7,797,425
Diamondback Energy Inc.
3.13%, 03/24/31	7,006	6,322,557
3.50%, 12/01/29	10,392	9,822,519
4.25%, 03/15/52(a)	4,879	3,919,196
5.15%, 01/30/30	6,925	7,088,587
5.40%, 04/18/34	12,522	12,737,773
5.75%, 04/18/54(a)	11,980	11,967,184
5.90%, 04/18/64	9,071	9,137,730
6.25%, 03/15/33	8,352	8,950,563
EOG Resources Inc.
4.38%, 04/15/30	4,894	4,903,390
4.95%, 04/15/50	6,147	5,829,349
EQT Corp., 5.75%, 02/01/34(a)	5,726	5,831,345
Equinor ASA
2.38%, 05/22/30(a)	1,971	1,776,403
3.13%, 04/06/30	5,941	5,579,637
3.25%, 11/18/49	1,907	1,392,067
3.63%, 09/10/28(a)	2,694	2,634,686
3.70%, 04/06/50	1,585	1,256,262
3.95%, 05/15/43(a)	1,560	1,332,380
4.80%, 11/08/43	1,772	1,693,514
5.10%, 08/17/40	1,581	1,583,456
Exxon Mobil Corp.
2.44%, 08/16/29(a)	11,356	10,510,483
2.61%, 10/15/30	19,397	17,695,563
3.00%, 08/16/39	6,775	5,454,453
3.10%, 08/16/49	14,877	10,687,760
3.45%, 04/15/51(a)	25,169	19,112,309
3.48%, 03/19/30	16,372	15,756,899
3.57%, 03/06/45	9,968	8,044,395
4.11%, 03/01/46(a)	23,195	20,167,062
4.23%, 03/19/40	17,736	16,311,446
4.33%, 03/19/50	25,931	23,000,727
Security	Par (000)	Value
Oil & Gas (continued)
Hess Corp.
5.60%, 02/15/41(a)	$10,895	$11,151,940
6.00%, 01/15/40	5,117	5,438,260
Marathon Oil Corp., 6.60%, 10/01/37	6,780	7,593,286
Marathon Petroleum Corp.
4.75%, 09/15/44(a)	11,299	9,964,499
6.50%, 03/01/41	12,433	13,391,206
Occidental Petroleum Corp.
5.20%, 08/01/29	15,171	15,371,819
5.38%, 01/01/32(a)	9,906	10,034,174
5.55%, 10/01/34(a)	13,543	13,739,604
6.05%, 10/01/54(a)	11,145	11,321,537
6.13%, 01/01/31(a)	9,871	10,404,034
6.45%, 09/15/36	15,575	16,856,978
6.60%, 03/15/46(a)	4,473	4,834,329
6.63%, 09/01/30(a)	12,419	13,352,983
7.50%, 05/01/31(a)	7,876	8,913,820
8.88%, 07/15/30	7,863	9,261,866
Phillips 66
2.15%, 12/15/30(a)	7,370	6,399,350
3.30%, 03/15/52	9,518	6,447,264
3.90%, 03/15/28	3,572	3,514,293
4.65%, 11/15/34	9,655	9,340,916
4.88%, 11/15/44(a)	12,547	11,488,524
5.88%, 05/01/42(a)	13,766	14,417,053
Phillips 66 Co.
4.95%, 12/01/27(a)	1,894	1,922,900
5.30%, 06/30/33(a)	9,927	10,161,436
Pioneer Natural Resources Co.
1.90%, 08/15/30	8,435	7,351,986
2.15%, 01/15/31	4,747	4,128,661
Shell International Finance BV
2.38%, 11/07/29	12,583	11,477,176
2.75%, 04/06/30	16,516	15,250,818
3.00%, 11/26/51	10,519	7,211,900
3.13%, 11/07/49	12,935	9,188,961
3.25%, 04/06/50	20,322	14,757,019
3.75%, 09/12/46	13,249	10,630,130
3.88%, 11/13/28(a)	9,660	9,549,419
4.00%, 05/10/46	21,255	17,850,091
4.13%, 05/11/35(a)	9,875	9,448,305
4.38%, 05/11/45	26,087	23,265,772
4.55%, 08/12/43(a)	13,306	12,400,206
5.50%, 03/25/40	10,507	11,015,879
6.38%, 12/15/38(a)	24,183	27,575,943
Suncor Energy Inc.
3.75%, 03/04/51(a)	6,802	5,024,880
4.00%, 11/15/47	5,438	4,238,739
6.50%, 06/15/38(a)	10,945	12,058,523
6.80%, 05/15/38(a)	8,976	10,033,819
6.85%, 06/01/39	6,153	6,875,045
TotalEnergies Capital International SA
2.83%, 01/10/30	11,444	10,638,899
2.99%, 06/29/41	9,371	7,106,640
3.13%, 05/29/50	23,378	16,655,254
3.39%, 06/29/60	6,410	4,527,699
3.46%, 02/19/29(a)	12,171	11,785,816
3.46%, 07/12/49	9,882	7,437,431
TotalEnergies Capital SA
3.88%, 10/11/28(a)	6,577	6,478,815
5.15%, 04/05/34(a)	8,821	9,100,345
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.49%, 04/05/54	$15,913	$16,420,962
5.64%, 04/05/64	11,063	11,473,672
Valero Energy Corp.
3.65%, 12/01/51(a)	8,123	5,805,067
6.63%, 06/15/37	16,404	18,096,007
		1,209,160,043
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	7,956	7,788,178
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27(a)	4,738	4,589,786
4.08%, 12/15/47(a)	11,771	9,842,772
Halliburton Co.
2.92%, 03/01/30	5,180	4,748,037
4.75%, 08/01/43	6,521	5,938,848
4.85%, 11/15/35(a)	10,229	10,090,372
5.00%, 11/15/45(a)	18,083	16,953,483
6.70%, 09/15/38	7,280	8,292,782
7.45%, 09/15/39	6,989	8,518,717
Schlumberger Investment SA, 2.65%, 06/26/30(a)	8,216	7,492,611
		84,255,586
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc., 2.69%, 05/25/31(a)	7,774	6,778,854
Berry Global Inc.
5.65%, 01/15/34(a)(b)	7,761	7,898,137
5.80%, 06/15/31(b)	8,775	9,048,899
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	8,287	8,458,103
5.44%, 04/03/34(b)	12,103	12,388,844
5.78%, 04/03/54(b)	12,274	12,801,917
WRKCo Inc., 4.90%, 03/15/29(a)	7,843	7,925,330
		65,300,084
Pharmaceuticals — 7.9%
AbbVie Inc.
3.20%, 11/21/29	50,065	47,368,034
4.05%, 11/21/39(a)	36,430	32,973,737
4.25%, 11/14/28(a)	8,157	8,180,177
4.25%, 11/21/49	50,216	43,809,116
4.30%, 05/14/36	6,744	6,454,929
4.40%, 11/06/42	24,188	22,202,124
4.45%, 05/14/46	19,239	17,452,445
4.50%, 05/14/35	20,871	20,456,032
4.55%, 03/15/35	14,958	14,762,192
4.70%, 05/14/45	22,350	21,014,078
4.75%, 03/15/45	8,270	7,855,126
4.80%, 03/15/29(a)	16,510	16,867,610
4.85%, 06/15/44	11,897	11,446,287
4.88%, 11/14/48(a)	16,792	16,142,040
4.95%, 03/15/31(a)	13,762	14,206,376
5.05%, 03/15/34(a)	24,657	25,351,366
5.35%, 03/15/44	7,029	7,254,847
5.40%, 03/15/54	25,578	26,473,511
5.50%, 03/15/64(a)	13,709	14,229,617
Astrazeneca Finance LLC
1.75%, 05/28/28	15,448	14,139,599
2.25%, 05/28/31	8,291	7,221,641
4.85%, 02/26/29	15,446	15,813,193
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/03/28	$5,990	$6,111,520
4.90%, 02/26/31	11,068	11,391,542
5.00%, 02/26/34(a)	16,444	16,895,603
AstraZeneca PLC
1.38%, 08/06/30(a)	20,719	17,637,660
3.00%, 05/28/51	8,008	5,647,333
4.00%, 01/17/29(a)	9,129	9,049,710
4.00%, 09/18/42	6,859	6,001,159
4.38%, 11/16/45	6,890	6,251,215
4.38%, 08/17/48(a)	5,432	4,876,944
6.45%, 09/15/37	23,553	27,163,213
Becton Dickinson & Co.
1.96%, 02/11/31	9,826	8,338,563
2.82%, 05/20/30(a)	10,539	9,619,983
4.67%, 06/06/47	12,806	11,538,284
4.69%, 02/13/28(a)	3,908	3,928,508
4.69%, 12/15/44	9,035	8,208,777
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	9,420	7,956,932
2.35%, 11/13/40	9,373	6,527,434
2.55%, 11/13/50	15,659	9,703,200
2.95%, 03/15/32(a)	12,309	11,043,578
3.40%, 07/26/29(a)	19,537	18,774,492
3.55%, 03/15/42(a)	13,800	11,240,808
3.70%, 03/15/52	18,494	14,242,446
3.90%, 02/20/28	5,452	5,389,106
3.90%, 03/15/62(a)	8,416	6,404,150
4.13%, 06/15/39	16,916	15,285,690
4.25%, 10/26/49	33,541	28,653,798
4.35%, 11/15/47	11,423	9,943,672
4.55%, 02/20/48	11,327	10,170,127
4.90%, 02/22/29(a)	13,095	13,429,738
5.10%, 02/22/31(a)	11,779	12,181,998
5.20%, 02/22/34(a)	22,967	23,828,315
5.55%, 02/22/54(a)	24,740	25,536,826
5.65%, 02/22/64(a)	15,884	16,374,357
5.75%, 02/01/31(a)	14,154	15,147,241
5.90%, 11/15/33(a)	7,437	8,087,042
6.25%, 11/15/53	10,674	12,042,057
6.40%, 11/15/63(a)	10,491	12,002,758
Cencora Inc.
2.70%, 03/15/31	12,088	10,720,794
3.45%, 12/15/27	873	845,407
Cigna Group (The)
2.38%, 03/15/31	12,624	10,967,236
2.40%, 03/15/30	14,817	13,264,879
3.20%, 03/15/40(a)	6,276	4,815,351
3.40%, 03/15/50	12,108	8,631,855
3.40%, 03/15/51(a)	13,292	9,426,333
3.88%, 10/15/47	9,148	7,137,977
4.38%, 10/15/28	27,982	27,781,741
4.80%, 08/15/38	18,787	17,944,848
4.80%, 07/15/46	12,799	11,596,951
4.90%, 12/15/48	25,999	23,753,295
5.00%, 05/15/29(a)	6,981	7,121,665
5.13%, 05/15/31(a)	6,907	7,074,613
5.25%, 02/15/34(a)	11,726	11,953,000
5.40%, 03/15/33	3,490	3,611,595
5.60%, 02/15/54(a)	13,407	13,476,015
CVS Health Corp.
1.75%, 08/21/30	10,935	9,223,545
39
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
1.88%, 02/28/31(a)	$12,940	$10,728,071
2.13%, 09/15/31(a)	9,088	7,547,214
2.70%, 08/21/40(a)	9,489	6,551,609
3.25%, 08/15/29	13,039	12,193,027
3.75%, 04/01/30(a)	14,572	13,791,624
4.13%, 04/01/40	8,916	7,449,849
4.25%, 04/01/50	8,746	6,874,714
4.30%, 03/25/28	39,725	39,254,608
4.78%, 03/25/38	41,585	38,249,505
5.00%, 01/30/29	3,378	3,425,518
5.05%, 03/25/48	69,506	61,647,214
5.13%, 02/21/30(a)	8,547	8,675,465
5.13%, 07/20/45	30,416	27,466,174
5.25%, 01/30/31(a)	7,138	7,216,332
5.25%, 02/21/33(a)	13,276	13,338,503
5.30%, 06/01/33(a)	9,113	9,141,081
5.30%, 12/05/43	8,509	7,977,056
5.40%, 06/01/29(a)	6,269	6,433,295
5.55%, 06/01/31(a)	7,913	8,150,547
5.63%, 02/21/53(a)	11,684	11,171,151
5.70%, 06/01/34(a)	11,820	12,101,725
5.88%, 06/01/53(a)	12,780	12,618,440
6.00%, 06/01/44(a)	7,307	7,343,374
6.00%, 06/01/63	6,704	6,638,740
6.05%, 06/01/54	9,764	9,840,999
Eli Lilly & Co.
2.25%, 05/15/50(a)	10,777	6,622,032
2.50%, 09/15/60(a)	6,194	3,662,567
3.38%, 03/15/29	10,135	9,843,623
3.95%, 03/15/49	8,822	7,499,913
4.20%, 08/14/29	6,451	6,462,656
4.50%, 02/09/29(a)	12,292	12,491,272
4.60%, 08/14/34	10,009	10,036,261
4.70%, 02/27/33	11,238	11,421,232
4.70%, 02/09/34	15,651	15,843,914
4.88%, 02/27/53(a)	12,203	11,937,158
4.95%, 02/27/63	9,545	9,259,878
5.00%, 02/09/54(a)	14,369	14,326,472
5.05%, 08/14/54(a)	9,876	9,905,431
5.10%, 02/09/64(a)	13,724	13,668,572
5.20%, 08/14/64	6,925	7,006,973
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28(a)	17,293	17,064,044
6.38%, 05/15/38	23,452	26,874,648
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	12,372	11,915,351
Johnson & Johnson
0.95%, 09/01/27	895	820,190
1.30%, 09/01/30(a)	16,872	14,441,064
2.10%, 09/01/40	7,909	5,573,506
2.25%, 09/01/50(a)	7,818	4,898,443
2.45%, 09/01/60(a)	12,079	7,260,339
2.90%, 01/15/28(a)	4,297	4,153,025
3.40%, 01/15/38	14,509	12,755,554
3.50%, 01/15/48(a)	6,561	5,296,927
3.55%, 03/01/36	8,437	7,708,997
3.63%, 03/03/37	11,929	10,854,097
3.70%, 03/01/46	17,420	14,714,829
3.75%, 03/03/47	7,243	6,100,373
4.38%, 12/05/33(a)	9,591	9,777,789
4.80%, 06/01/29(a)	13,088	13,527,613
Security	Par (000)	Value
Pharmaceuticals (continued)
4.90%, 06/01/31(a)	$11,037	$11,515,218
4.95%, 06/01/34(a)	6,777	7,092,326
5.25%, 06/01/54	6,465	6,820,774
5.95%, 08/15/37(a)	10,103	11,417,508
Merck & Co. Inc.
1.45%, 06/24/30(a)	21,293	18,210,904
1.90%, 12/10/28(a)	12,891	11,752,565
2.15%, 12/10/31	18,983	16,321,984
2.35%, 06/24/40(a)	8,900	6,354,097
2.45%, 06/24/50	12,777	7,975,371
2.75%, 12/10/51	16,322	10,750,758
2.90%, 12/10/61	14,222	8,886,723
3.40%, 03/07/29(a)	20,213	19,572,288
3.70%, 02/10/45	17,655	14,502,645
3.90%, 03/07/39	7,780	6,999,205
4.00%, 03/07/49	13,059	11,014,339
4.15%, 05/18/43(a)	11,105	9,877,947
4.30%, 05/17/30(a)	9,879	9,909,666
4.50%, 05/17/33(a)	15,128	15,130,210
4.90%, 05/17/44	7,041	6,890,666
5.00%, 05/17/53(a)	12,692	12,474,789
5.15%, 05/17/63	8,401	8,357,583
Mylan Inc.
4.55%, 04/15/28(a)	4,182	4,132,672
5.20%, 04/15/48	6,606	5,644,847
Novartis Capital Corp.
2.20%, 08/14/30	23,614	21,204,071
2.75%, 08/14/50(a)	13,372	9,181,437
4.00%, 11/20/45	9,366	8,150,393
4.40%, 05/06/44	12,582	11,746,831
Pfizer Inc.
1.70%, 05/28/30(a)	10,648	9,269,278
1.75%, 08/18/31(a)	9,839	8,301,240
2.55%, 05/28/40(a)	9,775	7,114,968
2.63%, 04/01/30	10,178	9,331,304
2.70%, 05/28/50(a)	11,749	7,888,263
3.45%, 03/15/29(a)	15,376	14,886,259
3.60%, 09/15/28(a)	2,377	2,324,476
3.90%, 03/15/39	6,290	5,599,121
4.00%, 12/15/36(a)	8,193	7,635,105
4.00%, 03/15/49	9,830	8,307,259
4.13%, 12/15/46	12,414	10,698,173
4.20%, 09/15/48(a)	8,695	7,544,714
4.30%, 06/15/43	7,035	6,346,821
4.40%, 05/15/44(a)	8,331	7,751,864
7.20%, 03/15/39	21,566	26,357,715
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	31,483	31,625,813
4.65%, 05/19/30	28,528	28,958,359
4.75%, 05/19/33	46,542	46,736,611
5.11%, 05/19/43	26,914	26,531,173
5.30%, 05/19/53(a)	53,209	53,471,879
5.34%, 05/19/63	34,402	34,189,709
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	32,500	28,515,172
3.03%, 07/09/40	10,020	7,559,364
3.18%, 07/09/50	13,899	9,668,988
3.38%, 07/09/60(a)	8,307	5,619,507
5.00%, 11/26/28	18,053	18,379,485
5.30%, 07/05/34(a)	11,322	11,626,647
5.65%, 07/05/44(a)	7,897	8,077,589
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Utah Acquisition Sub Inc., 5.25%, 06/15/46	$10,067	$8,701,581
Viatris Inc.
2.70%, 06/22/30(a)	15,884	13,972,548
3.85%, 06/22/40	13,853	10,569,720
4.00%, 06/22/50	18,445	13,088,327
Wyeth LLC
5.95%, 04/01/37	16,982	18,552,129
6.50%, 02/01/34(a)	5,274	5,969,136
Zoetis Inc.
2.00%, 05/15/30	11,143	9,725,762
4.70%, 02/01/43	8,409	7,791,052
5.60%, 11/16/32(a)	6,880	7,241,168
		2,575,013,630
Pipelines — 3.9%
6297782 LLC
5.03%, 10/01/29(b)	2,315	2,309,883
5.58%, 10/01/34(b)	3,380	3,368,932
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	6,803	5,506,152
3.70%, 11/15/29	8,742	8,314,160
Cheniere Energy Inc.
4.63%, 10/15/28	13,310	13,166,086
5.65%, 04/15/34(b)	14,385	14,807,919
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	8,371	7,412,364
4.00%, 03/01/31	11,668	10,991,705
4.50%, 10/01/29	12,915	12,616,488
5.75%, 08/15/34(a)(b)	13,979	14,469,681
5.95%, 06/30/33(a)	10,266	10,756,303
Enbridge Inc.
2.50%, 08/01/33(a)	10,188	8,429,633
3.13%, 11/15/29(a)	10,012	9,321,307
3.40%, 08/01/51(a)	8,748	6,213,486
5.30%, 04/05/29	5,923	6,080,955
5.50%, 12/01/46(a)	2,905	2,860,070
5.63%, 04/05/34	12,625	13,016,776
5.70%, 03/08/33(a)	21,089	22,002,413
5.95%, 04/05/54(a)	7,409	7,650,341
6.00%, 11/15/28(a)	5,752	6,065,767
6.20%, 11/15/30(a)	5,075	5,475,757
6.70%, 11/15/53	11,361	12,907,268
Energy Transfer LP
3.75%, 05/15/30	11,717	11,067,590
4.95%, 05/15/28	4,931	4,965,553
4.95%, 06/15/28(a)	9,481	9,564,110
5.00%, 05/15/50	17,597	15,638,223
5.15%, 03/15/45	10,065	9,198,942
5.25%, 04/15/29	14,197	14,505,511
5.25%, 07/01/29(a)	8,782	8,969,771
5.30%, 04/15/47	8,294	7,635,407
5.35%, 05/15/45	8,534	7,952,763
5.40%, 10/01/47	13,934	13,055,842
5.55%, 02/15/28(a)	4,864	5,000,264
5.55%, 05/15/34	12,397	12,687,948
5.60%, 09/01/34(a)	13,804	14,167,433
5.75%, 02/15/33	13,669	14,175,996
5.95%, 05/15/54	15,366	15,499,157
6.00%, 06/15/48	10,333	10,408,620
6.05%, 09/01/54	12,346	12,579,318
6.13%, 12/15/45(a)	8,684	8,913,061
6.25%, 04/15/49(a)	16,236	16,885,011
Security	Par (000)	Value
Pipelines (continued)
6.40%, 12/01/30(a)	$8,094	$8,752,979
6.50%, 02/01/42	10,213	10,950,418
6.55%, 12/01/33	14,674	16,024,676
Enterprise Products Operating LLC
2.80%, 01/31/30	9,996	9,234,959
3.13%, 07/31/29	9,944	9,409,684
3.20%, 02/15/52	7,932	5,498,777
3.30%, 02/15/53(a)	9,486	6,635,760
3.70%, 01/31/51(a)	9,369	7,189,022
3.95%, 01/31/60(a)	7,715	5,929,750
4.15%, 10/16/28(a)	4,766	4,736,665
4.20%, 01/31/50(a)	12,056	10,095,385
4.25%, 02/15/48	10,526	8,918,324
4.45%, 02/15/43	9,454	8,420,307
4.80%, 02/01/49	12,530	11,513,065
4.85%, 01/31/34(a)	6,991	7,011,682
4.85%, 08/15/42	7,578	7,126,932
4.85%, 03/15/44	11,806	11,052,077
4.90%, 05/15/46	9,437	8,836,875
4.95%, 02/15/35	10,182	10,194,709
5.10%, 02/15/45	10,542	10,186,853
5.35%, 01/31/33(a)	7,596	7,914,787
5.55%, 02/16/55(a)	12,202	12,389,389
5.95%, 02/01/41	6,721	7,148,204
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	6,926	6,675,933
6.95%, 01/15/38	11,281	12,660,707
Kinder Morgan Inc.
2.00%, 02/15/31(a)	8,080	6,861,842
3.60%, 02/15/51(a)	12,623	8,967,229
4.30%, 03/01/28(a)	8,374	8,329,733
4.80%, 02/01/33(a)	8,236	8,037,777
5.00%, 02/01/29	9,123	9,249,857
5.05%, 02/15/46	8,048	7,304,800
5.20%, 06/01/33	15,346	15,364,171
5.20%, 03/01/48	7,340	6,778,934
5.30%, 12/01/34	8,085	8,133,469
5.40%, 02/01/34(a)	10,053	10,199,317
5.45%, 08/01/52(a)	4,869	4,608,170
5.55%, 06/01/45	13,486	13,075,181
5.95%, 08/01/54(a)	6,670	6,784,035
7.75%, 01/15/32	6,735	7,783,401
MPLX LP
2.65%, 08/15/30	12,228	10,913,808
4.00%, 03/15/28	6,278	6,156,192
4.50%, 04/15/38	15,015	13,684,452
4.70%, 04/15/48	13,939	11,959,134
4.80%, 02/15/29	4,506	4,547,395
4.95%, 09/01/32	9,661	9,567,723
4.95%, 03/14/52	11,977	10,585,156
5.00%, 03/01/33	10,101	9,979,109
5.20%, 03/01/47	6,188	5,762,844
5.50%, 06/01/34(a)	16,451	16,742,443
5.50%, 02/15/49	12,518	12,002,948
ONEOK Inc.
3.10%, 03/15/30	9,042	8,350,570
3.95%, 03/01/50	7,238	5,469,710
4.55%, 07/15/28	6,233	6,214,312
5.20%, 07/15/48	7,201	6,610,307
5.65%, 11/01/28(a)	5,688	5,896,981
6.05%, 09/01/33	11,493	12,134,819
41
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.10%, 11/15/32	$4,513	$4,788,302
6.63%, 09/01/53(a)	14,066	15,507,870
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	9,631	9,064,133
3.80%, 09/15/30	6,028	5,686,273
Sabine Pass Liquefaction LLC
4.20%, 03/15/28(a)	7,061	6,970,131
4.50%, 05/15/30(a)	15,965	15,801,215
Targa Resources Corp.
4.20%, 02/01/33	7,225	6,724,371
4.95%, 04/15/52(a)	7,197	6,393,043
5.50%, 02/15/35(a)	2,590	2,633,120
6.13%, 03/15/33(a)	7,761	8,256,689
6.15%, 03/01/29	11,433	12,082,653
6.50%, 03/30/34(a)	8,773	9,576,221
6.50%, 02/15/53(a)	6,034	6,646,014
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	9,807	9,070,475
4.88%, 02/01/31	8,219	8,062,075
5.50%, 03/01/30	14,504	14,656,089
TransCanada PipeLines Ltd.
2.50%, 10/12/31	5,250	4,570,569
4.10%, 04/15/30	9,916	9,639,760
4.25%, 05/15/28	9,410	9,308,461
4.63%, 03/01/34	13,699	13,284,526
4.88%, 05/15/48	8,571	7,901,983
5.10%, 03/15/49(a)	8,674	8,277,393
6.10%, 06/01/40	5,799	6,088,375
6.20%, 10/15/37(a)	9,417	10,087,053
7.63%, 01/15/39	10,105	12,293,398
Western Midstream Operating LP
4.05%, 02/01/30(a)	9,037	8,634,837
5.25%, 02/01/50	9,006	8,047,624
5.45%, 11/15/34	3,978	3,945,585
6.15%, 04/01/33	11,252	11,788,424
Williams Companies Inc. (The)
2.60%, 03/15/31	12,981	11,343,960
3.50%, 11/15/30(a)	8,249	7,731,581
4.65%, 08/15/32(a)	9,771	9,599,479
4.85%, 03/01/48	5,078	4,549,953
4.90%, 03/15/29(a)	13,124	13,253,844
5.10%, 09/15/45	8,416	7,830,833
5.15%, 03/15/34	10,964	11,008,775
5.30%, 08/15/28(a)	8,925	9,163,380
5.30%, 08/15/52(a)	5,514	5,259,116
5.65%, 03/15/33	8,259	8,579,913
5.80%, 11/15/54	8,608	8,765,017
6.30%, 04/15/40	9,489	10,146,323
		1,282,196,540
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34(a)	7,828	8,271,725
Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	2,875	2,252,875
2.00%, 05/18/32(a)	14,366	11,661,001
2.95%, 03/15/34(a)	11,891	10,040,351
3.00%, 05/18/51(a)	8,429	5,370,374
3.38%, 08/15/31	2,375	2,172,824
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.55%, 03/15/52	$10,058	$7,113,856
American Tower Corp.
1.88%, 10/15/30	10,552	8,949,735
2.10%, 06/15/30(a)	16,347	14,222,634
2.90%, 01/15/30	11,412	10,437,344
2.95%, 01/15/51(a)	6,186	4,092,160
3.10%, 06/15/50	4,621	3,149,780
3.80%, 08/15/29	19,711	18,889,520
5.55%, 07/15/33	9,050	9,360,163
5.65%, 03/15/33	9,074	9,462,885
5.80%, 11/15/28	7,856	8,213,926
5.90%, 11/15/33(a)	5,456	5,793,804
Boston Properties LP
2.45%, 10/01/33(a)	10,645	8,269,768
2.55%, 04/01/32	10,728	8,734,135
3.25%, 01/30/31(a)	12,574	11,065,730
3.40%, 06/21/29	10,994	10,141,675
4.50%, 12/01/28	12,768	12,443,841
5.75%, 01/15/35	2,235	2,225,693
6.50%, 01/15/34(a)	8,342	8,830,354
6.75%, 12/01/27	3,764	3,937,668
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	9,493	9,096,269
4.13%, 05/15/29(a)	6,280	6,094,812
Crown Castle Inc.
2.10%, 04/01/31	11,168	9,368,137
2.25%, 01/15/31(a)	11,974	10,211,721
2.50%, 07/15/31	8,734	7,481,476
2.90%, 04/01/41	7,356	5,329,976
3.25%, 01/15/51(a)	11,307	7,874,232
3.30%, 07/01/30(a)	9,443	8,714,237
3.65%, 09/01/27	1,266	1,230,630
3.80%, 02/15/28(a)	11,527	11,204,925
5.00%, 01/11/28	5,981	6,039,174
5.10%, 05/01/33	6,454	6,455,421
5.60%, 06/01/29(a)	9,321	9,660,785
5.80%, 03/01/34(a)	7,835	8,199,948
Digital Realty Trust LP
3.60%, 07/01/29	8,005	7,638,440
5.55%, 01/15/28	3,058	3,130,118
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34(a)	8,409	8,709,634
Equinix Inc.
2.15%, 07/15/30	11,476	10,003,674
2.50%, 05/15/31	9,623	8,365,622
3.20%, 11/18/29(a)	11,179	10,433,827
3.90%, 04/15/32(a)	13,688	12,892,683
ERP Operating LP, 4.50%, 07/01/44(a)	7,972	7,173,879
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32(a)	6,269	5,462,452
5.30%, 01/15/29	3,977	4,003,352
5.63%, 09/15/34(a)	4,675	4,721,028
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	9,047	7,437,734
Healthpeak OP LLC
3.00%, 01/15/30(a)	10,861	10,015,282
5.25%, 12/15/32(a)	1,884	1,914,695
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	9,395	8,602,350
Prologis LP
1.25%, 10/15/30(a)	13,812	11,502,375
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.25%, 04/15/30	$9,878	$8,827,516
4.75%, 06/15/33(a)	3,840	3,833,757
4.88%, 06/15/28	6,784	6,910,468
5.00%, 03/15/34(a)	6,893	6,963,285
5.13%, 01/15/34(a)	5,227	5,344,586
5.25%, 06/15/53(a)	9,010	8,942,124
5.25%, 03/15/54(a)	5,833	5,792,331
Public Storage Operating Co., 5.35%, 08/01/53	8,775	8,842,028
Realty Income Corp.
3.25%, 01/15/31	10,354	9,510,458
5.13%, 02/15/34	5,466	5,511,999
5.63%, 10/13/32	3,771	3,955,682
Simon Property Group LP
1.75%, 02/01/28	5,762	5,286,157
2.45%, 09/13/29	13,423	12,222,970
2.65%, 07/15/30(a)	9,957	9,037,946
3.25%, 09/13/49(a)	13,933	9,892,809
3.38%, 12/01/27(a)	5,285	5,128,880
3.80%, 07/15/50	8,034	6,248,046
Ventas Realty LP, 4.40%, 01/15/29	5,613	5,561,317
VICI Properties LP
4.75%, 02/15/28	6,726	6,700,987
4.95%, 02/15/30(a)	9,471	9,423,397
5.13%, 05/15/32	12,881	12,695,693
5.63%, 05/15/52	4,322	4,096,102
Welltower OP LLC
2.80%, 06/01/31	4,168	3,695,883
3.10%, 01/15/30	7,958	7,365,225
4.25%, 04/15/28	5,077	5,024,919
Weyerhaeuser Co.
4.00%, 11/15/29	9,223	8,958,376
4.00%, 04/15/30	8,387	8,083,018
		619,656,943
Retail — 2.9%
AutoZone Inc.
4.00%, 04/15/30(a)	7,078	6,872,514
4.75%, 08/01/32(a)	5,537	5,510,453
Costco Wholesale Corp.
1.60%, 04/20/30	17,199	14,997,009
1.75%, 04/20/32(a)	9,321	7,810,288
Dollar General Corp.
3.50%, 04/03/30	13,671	12,624,828
5.45%, 07/05/33(a)	11,275	11,285,392
Dollar Tree Inc.
2.65%, 12/01/31(a)	7,502	6,404,932
4.20%, 05/15/28	5,576	5,468,290
Home Depot Inc. (The)
1.38%, 03/15/31	11,728	9,711,002
1.50%, 09/15/28(a)	7,123	6,433,812
1.88%, 09/15/31(a)	8,462	7,179,365
2.38%, 03/15/51(a)	12,281	7,442,715
2.70%, 04/15/30(a)	17,021	15,650,886
2.75%, 09/15/51	11,814	7,754,856
2.95%, 06/15/29(a)	16,684	15,781,519
3.13%, 12/15/49	12,167	8,721,186
3.25%, 04/15/32	7,104	6,558,453
3.30%, 04/15/40	13,106	10,704,952
3.35%, 04/15/50	15,310	11,435,230
3.50%, 09/15/56	2,962	2,211,031
3.63%, 04/15/52	15,185	11,790,118
3.90%, 12/06/28(a)	7,874	7,798,537
Security	Par (000)	Value
Retail (continued)
3.90%, 06/15/47(a)	$11,892	$9,906,952
4.20%, 04/01/43	12,146	10,786,101
4.25%, 04/01/46	16,556	14,653,033
4.40%, 03/15/45	11,837	10,745,820
4.50%, 09/15/32(a)	10,305	10,368,904
4.50%, 12/06/48(a)	14,812	13,470,689
4.75%, 06/25/29	12,858	13,140,992
4.85%, 06/25/31	11,034	11,282,525
4.88%, 02/15/44	8,069	7,804,257
4.90%, 04/15/29(a)	7,532	7,740,453
4.95%, 06/25/34(a)	16,827	17,246,009
4.95%, 09/15/52(a)	9,599	9,307,216
5.30%, 06/25/54(a)	12,785	13,070,901
5.88%, 12/16/36	23,141	25,414,619
5.95%, 04/01/41	10,157	11,207,698
Lowe's Companies Inc.
1.30%, 04/15/28(a)	13,176	11,840,232
1.70%, 09/15/28	13,610	12,247,937
1.70%, 10/15/30(a)	11,195	9,502,554
2.63%, 04/01/31(a)	12,181	10,795,750
2.80%, 09/15/41	12,179	8,695,830
3.00%, 10/15/50(a)	17,689	11,672,391
3.65%, 04/05/29	16,187	15,646,401
3.70%, 04/15/46	14,182	10,867,223
3.75%, 04/01/32	15,214	14,299,818
4.05%, 05/03/47	15,610	12,669,195
4.25%, 04/01/52	16,163	13,271,417
4.45%, 04/01/62	6,772	5,523,784
4.50%, 04/15/30(a)	13,561	13,583,713
5.00%, 04/15/33(a)	10,188	10,359,275
5.15%, 07/01/33(a)	8,089	8,319,581
5.63%, 04/15/53	14,577	14,714,888
5.80%, 09/15/62	6,254	6,362,624
McDonald's Corp.
2.13%, 03/01/30	9,550	8,502,668
2.63%, 09/01/29(a)	8,530	7,887,578
3.60%, 07/01/30	9,473	9,089,415
3.63%, 09/01/49	17,533	13,386,822
3.80%, 04/01/28(a)	2,934	2,887,190
4.20%, 04/01/50	7,225	6,059,521
4.45%, 03/01/47	9,723	8,580,416
4.45%, 09/01/48	7,996	7,037,402
4.60%, 09/09/32	6,289	6,325,154
4.70%, 12/09/35	5,946	5,901,367
4.88%, 12/09/45	16,437	15,458,750
5.15%, 09/09/52(a)	7,461	7,243,987
5.45%, 08/14/53(a)	7,338	7,435,945
6.30%, 10/15/37	6,566	7,365,477
6.30%, 03/01/38	5,457	6,117,246
O'Reilly Automotive Inc., 4.70%, 06/15/32	7,654	7,622,665
Starbucks Corp.
2.25%, 03/12/30	12,193	10,896,489
2.55%, 11/15/30	16,888	15,108,113
3.00%, 02/14/32(a)	8,743	7,863,818
3.50%, 11/15/50(a)	11,011	8,142,327
3.55%, 08/15/29(a)	11,505	11,107,171
4.00%, 11/15/28(a)	1,533	1,513,359
4.45%, 08/15/49(a)	7,584	6,575,435
4.50%, 11/15/48	6,647	5,817,106
Target Corp.
2.35%, 02/15/30(a)	12,012	10,923,797
43
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.95%, 01/15/52	$11,098	$7,614,540
3.38%, 04/15/29(a)	8,197	7,946,262
4.00%, 07/01/42(a)	6,956	6,126,735
4.50%, 09/15/32(a)	9,254	9,293,757
4.80%, 01/15/53(a)	10,631	10,187,051
Walmart Inc.
2.50%, 09/22/41	7,088	5,182,109
2.65%, 09/22/51	14,842	9,922,631
3.70%, 06/26/28(a)	6,040	6,006,232
3.90%, 04/15/28(a)	2,165	2,160,007
4.05%, 06/29/48	16,174	14,256,634
4.10%, 04/15/33(a)	15,284	15,136,306
4.15%, 09/09/32(a)	7,999	8,001,666
4.50%, 09/09/52	9,946	9,362,973
4.50%, 04/15/53(a)	13,874	13,038,319
5.25%, 09/01/35(a)	9,896	10,603,509
6.20%, 04/15/38(a)	8,480	9,817,020
6.50%, 08/15/37	8,948	10,574,188
		936,745,307
Semiconductors — 3.1%
Analog Devices Inc.
1.70%, 10/01/28	6,770	6,145,395
2.10%, 10/01/31	8,743	7,502,843
2.80%, 10/01/41	4,785	3,533,728
2.95%, 10/01/51(a)	7,888	5,443,577
Applied Materials Inc.
1.75%, 06/01/30	8,872	7,717,110
2.75%, 06/01/50(a)	4,670	3,185,971
4.35%, 04/01/47	6,450	5,867,290
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28(a)	3,269	3,163,752
Broadcom Inc.
1.95%, 02/15/28(b)	5,306	4,875,407
2.45%, 02/15/31(a)(b)	25,532	22,271,375
2.60%, 02/15/33(b)	16,370	13,732,593
3.14%, 11/15/35(b)	29,177	24,368,741
3.19%, 11/15/36(a)(b)	21,393	17,715,229
3.42%, 04/15/33(b)	19,794	17,641,068
3.47%, 04/15/34(b)	28,970	25,591,794
3.50%, 02/15/41(b)	23,438	18,748,612
3.75%, 02/15/51(a)(b)	17,543	13,629,715
4.00%, 04/15/29(b)	6,947	6,770,914
4.11%, 09/15/28(a)	10,099	9,975,204
4.15%, 11/15/30	13,036	12,683,978
4.15%, 04/15/32(a)(b)	9,603	9,156,754
4.30%, 11/15/32(a)	18,491	17,827,865
4.75%, 04/15/29	14,643	14,738,197
4.93%, 05/15/37(a)(b)	22,948	22,431,606
5.05%, 07/12/29(a)	13,589	13,850,499
5.15%, 11/15/31	16,772	17,122,733
Intel Corp.
1.60%, 08/12/28	4,844	4,277,351
2.00%, 08/12/31	11,221	9,229,452
2.45%, 11/15/29	18,102	16,029,316
2.80%, 08/12/41(a)	7,126	4,865,656
3.05%, 08/12/51	12,003	7,465,451
3.10%, 02/15/60	7,874	4,631,075
3.20%, 08/12/61(a)	6,329	3,713,934
3.25%, 11/15/49	18,856	12,257,326
3.73%, 12/08/47(a)	17,567	12,523,333
3.90%, 03/25/30	12,504	11,875,566
Security	Par (000)	Value
Semiconductors (continued)
4.00%, 08/05/29	$7,149	$6,882,665
4.00%, 12/15/32(a)	7,620	7,018,460
4.10%, 05/19/46	11,621	8,976,423
4.10%, 05/11/47	9,306	7,161,719
4.15%, 08/05/32(a)	10,306	9,660,450
4.60%, 03/25/40	7,646	6,747,191
4.75%, 03/25/50	19,468	16,336,124
4.80%, 10/01/41	7,452	6,589,573
4.88%, 02/10/28	13,397	13,406,281
4.90%, 07/29/45(a)	7,769	6,771,887
4.90%, 08/05/52	15,679	13,367,607
4.95%, 03/25/60(a)	8,384	7,092,802
5.05%, 08/05/62	7,826	6,587,941
5.13%, 02/10/30	10,684	10,776,468
5.15%, 02/21/34(a)	7,570	7,479,694
5.20%, 02/10/33	18,602	18,529,452
5.60%, 02/21/54(a)	10,356	9,798,206
5.63%, 02/10/43	9,085	8,823,701
5.70%, 02/10/53	17,028	16,288,769
5.90%, 02/10/63(a)	10,309	9,949,855
KLA Corp.
3.30%, 03/01/50	7,129	5,279,435
4.10%, 03/15/29(a)	6,558	6,512,290
4.65%, 07/15/32	9,879	9,988,361
4.95%, 07/15/52(a)	11,754	11,358,557
5.25%, 07/15/62(a)	5,832	5,829,236
Lam Research Corp.
1.90%, 06/15/30	10,011	8,739,144
2.88%, 06/15/50(a)	5,851	3,981,668
4.00%, 03/15/29	10,793	10,673,124
4.88%, 03/15/49	4,338	4,171,311
Marvell Technology Inc.
2.45%, 04/15/28	4,350	4,019,262
2.95%, 04/15/31(a)	6,749	6,026,412
Microchip Technology Inc., 5.05%, 03/15/29	7,819	7,962,947
Micron Technology Inc.
2.70%, 04/15/32	14,659	12,566,655
4.66%, 02/15/30	7,279	7,265,029
5.30%, 01/15/31	9,002	9,211,916
5.88%, 02/09/33	7,595	7,993,607
5.88%, 09/15/33	7,328	7,709,894
6.75%, 11/01/29	12,542	13,647,563
NVIDIA Corp.
1.55%, 06/15/28	10,517	9,617,659
2.00%, 06/15/31	13,414	11,723,729
2.85%, 04/01/30(a)	15,592	14,620,043
3.50%, 04/01/40	6,051	5,242,670
3.50%, 04/01/50	15,125	12,254,419
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	10,003	8,659,270
2.65%, 02/15/32(a)	7,828	6,721,800
3.25%, 05/11/41(a)	5,730	4,356,981
3.40%, 05/01/30	8,711	8,157,069
4.30%, 06/18/29	9,764	9,621,362
5.00%, 01/15/33(a)	9,654	9,661,214
Qualcomm Inc.
1.30%, 05/20/28	7,779	7,006,848
1.65%, 05/20/32	18,069	14,807,049
2.15%, 05/20/30(a)	13,978	12,502,735
3.25%, 05/20/50(a)	7,329	5,423,619
4.30%, 05/20/47	13,038	11,596,867
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.50%, 05/20/52(a)	$8,672	$7,819,089
4.65%, 05/20/35(a)	7,586	7,651,712
4.80%, 05/20/45	14,269	13,776,565
6.00%, 05/20/53	10,980	12,306,171
Texas Instruments Inc.
1.75%, 05/04/30	8,613	7,542,545
2.25%, 09/04/29	7,724	7,066,368
3.88%, 03/15/39	7,969	7,291,894
4.15%, 05/15/48	9,994	8,741,787
4.90%, 03/14/33	8,813	9,119,173
5.05%, 05/18/63(a)	13,111	12,896,829
5.15%, 02/08/54	5,865	5,899,004
		1,005,826,560
Software — 3.1%
Adobe Inc.
2.30%, 02/01/30	11,216	10,189,154
4.80%, 04/04/29(a)	5,441	5,575,554
4.95%, 04/04/34	7,015	7,248,599
Autodesk Inc., 2.40%, 12/15/31	10,999	9,483,194
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	9,378	8,148,872
2.90%, 12/01/29	7,485	6,856,607
Fidelity National Information Services Inc.
1.65%, 03/01/28(a)	10,259	9,277,850
2.25%, 03/01/31(a)	5,195	4,483,717
3.10%, 03/01/41	3,424	2,565,679
5.10%, 07/15/32(a)	7,750	7,922,756
Fiserv Inc.
2.65%, 06/01/30(a)	10,895	9,827,256
3.50%, 07/01/29(a)	28,556	27,311,701
4.20%, 10/01/28(a)	9,385	9,276,234
4.40%, 07/01/49	13,504	11,582,886
4.75%, 03/15/30(a)	5,956	6,020,406
5.15%, 08/12/34	7,927	8,004,170
5.45%, 03/02/28	9,189	9,476,596
5.45%, 03/15/34(a)	8,928	9,205,538
5.60%, 03/02/33	5,988	6,266,449
5.63%, 08/21/33	14,748	15,431,306
Intuit Inc.
5.13%, 09/15/28	8,168	8,438,667
5.20%, 09/15/33	12,792	13,311,087
5.50%, 09/15/53	8,489	8,878,850
Microsoft Corp.
2.50%, 09/15/50	14,088	9,292,235
2.53%, 06/01/50(a)	60,668	40,319,061
2.68%, 06/01/60(a)	32,166	20,828,389
2.92%, 03/17/52	52,437	37,572,925
3.04%, 03/17/62	16,571	11,576,907
3.45%, 08/08/36(a)	16,401	14,992,748
3.50%, 02/12/35(a)	10,780	10,142,640
3.70%, 08/08/46(a)	18,615	16,040,400
4.10%, 02/06/37	9,545	9,365,281
4.25%, 02/06/47(a)	13,848	13,402,360
4.45%, 11/03/45(a)	9,965	9,782,496
4.50%, 02/06/57(a)	5,564	5,412,458
Oracle Corp.
2.30%, 03/25/28	16,562	15,357,186
2.88%, 03/25/31(a)	27,310	24,445,574
2.95%, 04/01/30	31,694	29,074,038
3.25%, 11/15/27	11,897	11,482,087
3.60%, 04/01/40	26,757	21,537,672
Security	Par (000)	Value
Software (continued)
3.60%, 04/01/50	$40,259	$29,427,876
3.65%, 03/25/41(a)	20,966	16,757,551
3.80%, 11/15/37	17,811	15,304,985
3.85%, 07/15/36	14,309	12,586,962
3.85%, 04/01/60	29,664	21,406,234
3.90%, 05/15/35	13,254	11,951,631
3.95%, 03/25/51	28,266	21,887,687
4.00%, 07/15/46	26,766	21,334,721
4.00%, 11/15/47	20,911	16,549,409
4.10%, 03/25/61	13,308	10,057,156
4.13%, 05/15/45	19,155	15,638,826
4.30%, 07/08/34	16,854	15,924,598
4.38%, 05/15/55	10,757	8,836,993
4.50%, 05/06/28(a)	4,901	4,925,428
4.50%, 07/08/44(a)	9,221	7,982,658
4.65%, 05/06/30(a)	6,266	6,298,150
4.90%, 02/06/33(a)	15,387	15,406,214
5.38%, 07/15/40(a)	20,811	20,528,661
5.55%, 02/06/53	19,666	19,469,906
6.13%, 07/08/39(a)	11,302	12,182,864
6.15%, 11/09/29(a)	10,941	11,707,459
6.25%, 11/09/32(a)	17,927	19,525,780
6.50%, 04/15/38	11,678	12,984,435
6.90%, 11/09/52	21,179	24,691,762
Roper Technologies Inc.
1.75%, 02/15/31	9,832	8,207,327
4.20%, 09/15/28	8,354	8,274,735
4.90%, 10/15/34	8,725	8,668,372
Salesforce Inc.
1.50%, 07/15/28(a)	10,480	9,499,923
1.95%, 07/15/31	15,112	12,902,963
2.70%, 07/15/41(a)	10,493	7,707,355
2.90%, 07/15/51	22,507	15,300,436
3.05%, 07/15/61	13,182	8,544,563
3.70%, 04/11/28	7,089	6,977,563
Take-Two Interactive Software Inc., 4.95%, 03/28/28	3,658	3,707,288
VMware LLC
1.80%, 08/15/28	6,098	5,494,663
2.20%, 08/15/31	13,198	11,164,840
4.70%, 05/15/30(a)	7,949	7,942,317
Workday Inc.
3.70%, 04/01/29	6,823	6,594,691
3.80%, 04/01/32(a)	11,133	10,434,624
		1,020,197,191
Telecommunications — 6.4%
AT&T Inc.
1.65%, 02/01/28	6,268	5,719,625
2.25%, 02/01/32(a)	17,974	15,160,803
2.55%, 12/01/33	29,711	24,544,988
2.75%, 06/01/31(a)	19,592	17,381,523
3.30%, 02/01/52	9,592	6,694,328
3.50%, 06/01/41	18,935	15,075,843
3.50%, 09/15/53	66,624	47,413,949
3.55%, 09/15/55	67,636	47,583,373
3.65%, 06/01/51	27,151	20,128,826
3.65%, 09/15/59(a)	58,931	41,526,914
3.80%, 12/01/57	53,897	39,468,164
3.85%, 06/01/60	13,330	9,745,476
4.10%, 02/15/28(a)	7,110	7,022,553
4.30%, 02/15/30	21,642	21,405,165
45
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 12/15/42(a)	$12,308	$10,708,070
4.35%, 03/01/29(a)	18,819	18,742,493
4.35%, 06/15/45	11,072	9,586,254
4.50%, 05/15/35(a)	20,331	19,407,157
4.50%, 03/09/48(a)	16,355	14,124,510
4.55%, 03/09/49	9,227	8,000,406
4.75%, 05/15/46	17,151	15,533,086
4.85%, 03/01/39	9,312	8,953,487
5.25%, 03/01/37	13,358	13,470,425
5.40%, 02/15/34	22,677	23,415,962
5.65%, 02/15/47(a)	7,726	7,987,766
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	5,264	3,954,876
4.46%, 04/01/48	14,843	13,007,555
5.10%, 05/11/33(a)	11,013	11,114,707
5.55%, 02/15/54	5,000	5,062,819
British Telecommunications PLC, 9.63%, 12/15/30	18,884	23,717,845
Cisco Systems Inc.
4.85%, 02/26/29	27,959	28,716,074
4.95%, 02/26/31	23,132	23,922,240
5.05%, 02/26/34	24,593	25,486,242
5.30%, 02/26/54(a)	16,356	16,888,180
5.35%, 02/26/64(a)	7,785	8,027,124
5.50%, 01/15/40	15,294	16,226,819
5.90%, 02/15/39	21,777	24,107,479
Corning Inc.
4.38%, 11/15/57	5,677	4,655,377
5.45%, 11/15/79(a)	9,517	9,244,322
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(d)	27,952	33,592,468
Motorola Solutions Inc.
2.30%, 11/15/30	9,711	8,464,570
2.75%, 05/24/31	7,809	6,896,179
4.60%, 05/23/29	9,994	10,017,076
5.40%, 04/15/34(a)	9,187	9,478,700
Orange SA
5.38%, 01/13/42	9,949	9,918,897
5.50%, 02/06/44	9,196	9,296,752
9.00%, 03/01/31(a)	21,992	26,993,944
Rogers Communications Inc.
3.70%, 11/15/49	10,894	8,092,389
3.80%, 03/15/32	20,673	19,050,403
4.30%, 02/15/48	7,198	5,919,866
4.35%, 05/01/49	9,339	7,762,535
4.50%, 03/15/42(a)	5,939	5,220,165
4.55%, 03/15/52	16,103	13,621,702
5.00%, 02/15/29	12,809	12,944,191
5.00%, 03/15/44	7,323	6,804,462
5.30%, 02/15/34(a)	13,812	13,929,717
Sprint Capital Corp.
6.88%, 11/15/28(a)	25,540	27,670,623
8.75%, 03/15/32(a)	12,714	15,665,953
Telefonica Emisiones SA
4.90%, 03/06/48	10,364	9,166,201
5.21%, 03/08/47	22,059	20,358,893
5.52%, 03/01/49(a)	10,818	10,469,636
7.05%, 06/20/36	20,391	23,109,808
Telefonica Europe BV, 8.25%, 09/15/30(a)	8,999	10,503,490
Security	Par (000)	Value
Telecommunications (continued)
TELUS Corp.
3.40%, 05/13/32	$9,184	$8,265,205
4.60%, 11/16/48	6,067	5,211,796
T-Mobile USA Inc.
2.05%, 02/15/28	21,715	20,014,570
2.25%, 11/15/31	9,982	8,466,519
2.55%, 02/15/31	26,023	22,858,871
2.63%, 02/15/29	15,719	14,502,764
2.70%, 03/15/32	9,278	8,042,389
2.88%, 02/15/31	12,811	11,474,797
3.00%, 02/15/41	19,701	14,714,108
3.30%, 02/15/51	25,952	18,318,214
3.38%, 04/15/29	23,694	22,510,750
3.40%, 10/15/52(a)	25,719	18,321,115
3.50%, 04/15/31	25,625	23,766,737
3.60%, 11/15/60	16,795	11,954,389
3.88%, 04/15/30	64,015	61,584,888
4.38%, 04/15/40	15,904	14,353,912
4.50%, 04/15/50	24,837	21,585,496
4.75%, 02/01/28	10,082	10,106,489
4.80%, 07/15/28	12,742	12,870,794
4.85%, 01/15/29(a)	12,697	12,867,199
4.95%, 03/15/28	11,846	12,038,627
5.05%, 07/15/33	24,217	24,497,617
5.15%, 04/15/34(a)	13,293	13,532,794
5.20%, 01/15/33	15,704	16,059,532
5.50%, 01/15/55(a)	6,864	6,921,017
5.65%, 01/15/53	15,129	15,542,411
5.75%, 01/15/34	10,474	11,104,788
5.75%, 01/15/54(a)	9,804	10,181,558
5.80%, 09/15/62	7,566	7,820,594
6.00%, 06/15/54(a)	9,318	10,053,923
Verizon Communications Inc.
1.50%, 09/18/30(a)	17,596	14,937,844
1.68%, 10/30/30	11,588	9,808,893
1.75%, 01/20/31	20,149	16,919,000
2.10%, 03/22/28(a)	29,589	27,396,372
2.36%, 03/15/32	36,186	30,737,836
2.55%, 03/21/31(a)	33,695	29,588,058
2.65%, 11/20/40	26,731	19,217,223
2.85%, 09/03/41	23,096	16,900,454
2.88%, 11/20/50(a)	25,936	17,134,027
2.99%, 10/30/56	31,062	19,993,277
3.00%, 11/20/60(a)	15,834	9,968,746
3.15%, 03/22/30	15,648	14,592,245
3.40%, 03/22/41	33,014	26,328,398
3.55%, 03/22/51	39,238	29,577,546
3.70%, 03/22/61(a)	27,995	20,606,492
3.88%, 02/08/29(a)	15,184	14,854,876
3.88%, 03/01/52(a)	11,728	9,368,508
4.00%, 03/22/50	11,515	9,402,703
4.02%, 12/03/29	35,658	34,903,273
4.13%, 08/15/46	7,405	6,249,391
4.27%, 01/15/36(a)	8,441	7,947,239
4.33%, 09/21/28(a)	35,803	35,707,975
4.40%, 11/01/34	16,754	16,102,427
4.50%, 08/10/33	16,029	15,574,456
4.52%, 09/15/48(a)	10,710	9,569,917
4.81%, 03/15/39	10,529	10,138,994
4.86%, 08/21/46(a)	20,637	19,523,473
5.01%, 08/21/54(a)	3,874	3,691,271
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.05%, 05/09/33(a)	$17,240	$17,566,791
5.25%, 03/16/37	9,470	9,706,415
5.50%, 02/23/54(a)	10,920	11,202,803
6.55%, 09/15/43(a)	5,017	5,743,934
Vodafone Group PLC
4.25%, 09/17/50	14,325	11,710,700
4.38%, 02/19/43	2,963	2,638,560
4.88%, 06/19/49	13,847	12,514,023
5.25%, 05/30/48(a)	10,029	9,562,784
5.75%, 06/28/54(a)	18,055	18,290,771
5.88%, 06/28/64	11,979	12,039,941
6.15%, 02/27/37	9,796	10,649,836
		2,095,792,760
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	11,298	10,819,657
Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,464	6,207,635
3.55%, 02/15/50(a)	7,948	6,177,666
3.90%, 08/01/46	8,733	7,258,733
4.05%, 06/15/48	9,725	8,258,279
4.13%, 06/15/47(a)	7,780	6,691,488
4.15%, 04/01/45	9,888	8,576,993
4.15%, 12/15/48	7,050	6,028,685
4.45%, 03/15/43	7,703	7,038,362
4.45%, 01/15/53(a)	8,743	7,855,548
4.55%, 09/01/44(a)	8,497	7,814,896
4.90%, 04/01/44(a)	9,177	8,843,559
5.20%, 04/15/54(a)	14,435	14,489,558
5.50%, 03/15/55	11,003	11,517,595
5.75%, 05/01/40(a)	5,268	5,613,855
Canadian National Railway Co., 3.85%, 08/05/32(a)	8,353	7,945,382
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	12,918	11,178,246
3.00%, 12/02/41(a)	7,970	6,048,607
3.10%, 12/02/51(a)	18,528	12,893,378
6.13%, 09/15/2115(a)	7,906	8,399,666
CSX Corp.
3.80%, 03/01/28(a)	6,589	6,497,806
3.80%, 11/01/46	8,173	6,633,640
4.10%, 11/15/32	8,555	8,290,012
4.10%, 03/15/44	6,550	5,659,022
4.25%, 03/15/29	10,578	10,554,298
4.30%, 03/01/48	8,378	7,296,691
4.50%, 11/15/52(a)	7,071	6,362,204
FedEx Corp.
2.40%, 05/15/31(a)	5,806	5,101,861
3.10%, 08/05/29(a)	9,670	9,086,942
3.25%, 05/15/41(a)	7,540	5,777,407
4.05%, 02/15/48	9,266	7,504,767
4.25%, 05/15/30(a)	4,059	4,020,829
4.40%, 01/15/47(a)	6,292	5,343,278
4.55%, 04/01/46(a)	10,912	9,506,631
4.75%, 11/15/45	11,628	10,467,029
4.95%, 10/17/48(a)	7,902	7,301,134
5.10%, 01/15/44	7,102	6,810,890
5.25%, 05/15/50(a)	11,127	10,756,281
Norfolk Southern Corp.
3.05%, 05/15/50	9,111	6,244,624
Security	Par (000)	Value
Transportation (continued)
3.16%, 05/15/55	$7,426	$4,951,616
4.55%, 06/01/53(a)	7,156	6,335,545
5.35%, 08/01/54(a)	9,403	9,444,647
Union Pacific Corp.
2.38%, 05/20/31	5,667	4,998,878
2.40%, 02/05/30	7,900	7,184,772
2.80%, 02/14/32(a)	10,362	9,291,833
2.95%, 03/10/52(a)	8,212	5,618,963
2.97%, 09/16/62	10,143	6,375,639
3.20%, 05/20/41	9,838	7,735,309
3.25%, 02/05/50	15,795	11,592,427
3.50%, 02/14/53	11,104	8,420,511
3.70%, 03/01/29	7,022	6,882,707
3.75%, 02/05/70(a)	7,282	5,330,728
3.80%, 10/01/51	9,293	7,450,550
3.80%, 04/06/71	7,846	5,847,739
3.84%, 03/20/60	16,128	12,489,517
3.95%, 09/10/28	7,777	7,722,908
4.50%, 01/20/33(a)	8,128	8,119,837
United Parcel Service Inc.
3.40%, 03/15/29(a)	9,276	8,974,072
3.75%, 11/15/47	13,378	10,696,019
4.25%, 03/15/49	7,821	6,745,195
4.45%, 04/01/30	3,331	3,360,432
4.88%, 03/03/33(a)	8,574	8,764,892
5.05%, 03/03/53(a)	10,164	9,919,312
5.15%, 05/22/34(a)	7,444	7,712,402
5.30%, 04/01/50	11,405	11,538,018
5.50%, 05/22/54(a)	9,863	10,247,290
6.20%, 01/15/38(a)	16,332	18,275,305
Walmart Inc.
1.50%, 09/22/28(a)	8,091	7,372,725
1.80%, 09/22/31(a)	29,283	25,180,305
		562,633,570
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	8,612	6,835,632
4.45%, 06/01/32(a)	9,442	9,345,768
6.59%, 10/15/37(a)	6,103	7,041,239
		23,222,639
Total Long-Term Investments — 97.7% (Cost: $34,764,454,849)		31,943,468,627
	Shares
Short-Term Securities
Money Market Funds — 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	2,169,071,882	2,170,373,326
47
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(e)(f)	364,450,000	$364,450,000
Total Short-Term Securities — 7.7% (Cost: $2,533,177,822)		2,534,823,326
Total Investments — 105.4% (Cost: $37,297,632,671)		34,478,291,953
Liabilities in Excess of Other Assets — (5.4)%		(1,766,211,761)
Net Assets — 100.0%		$32,712,080,192

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: In- stitutional, SL Agency Shares	$2,910,846,374	$—	$(740,664,565)(a)	$(117,197)	$308,714	$2,170,373,326	2,169,071,882	$2,978,371 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	147,340,000	217,110,000 (a)	—	—	—	364,450,000	364,450,000	8,474,661	—
				$(117,197)	$308,714	$2,534,823,326		$11,453,032	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$31,943,468,627	$—	$31,943,468,627
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,534,823,326	$—	$—	$2,534,823,326
	$2,534,823,326	$31,943,468,627	$—	$34,478,291,953
See notes to financial statements.
49
2024 iShares Semi-Annual Financial Statements

Statements of Assets and Liabilities (unaudited)
August 31, 2024

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$16,495,011,507	$31,943,468,627
Investments, at value—affiliated(c)	2,893,453,953	2,534,823,326
Cash	3,496,148	—
Foreign currency, at value(d)	46,492	—
Receivables:
Investments sold	21,136,923	—
Securities lending income—affiliated	1,204,697	414,881
Capital shares sold	48,497,021	7,848,957
Dividends—affiliated	229,176	2,089,220
Interest—unaffiliated	269,648,123	400,271,411
Total assets	19,732,724,040	34,888,916,422
LIABILITIES
Bank overdraft	—	1,336,005
Collateral on securities loaned, at value	2,844,733,732	2,168,792,861
Payables:
Investments purchased	96,086,229	2,266,919
Capital shares redeemed	545,290	597,153
Investment advisory fees	6,728,624	3,843,292
Total liabilities	2,948,093,875	2,176,836,230
Commitments and contingent liabilities
NET ASSETS	$16,784,630,165	$32,712,080,192
NET ASSETS CONSIST OF
Paid-in capital	$19,360,243,150	$37,624,114,070
Accumulated loss	(2,575,612,985)	(4,912,033,878)
NET ASSETS	$16,784,630,165	$32,712,080,192
NET ASSET VALUE
Shares outstanding	211,900,000	294,600,000
Net asset value	$79.21	$111.04
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$17,195,441,046	$34,764,454,849
(b) Securities loaned, at value	$2,735,750,177	$2,085,601,016
(c) Investments, at cost—affiliated	$2,891,634,115	$2,533,177,822
(d) Foreign currency, at cost	$44,546	$—
See notes to financial statements.
Statements of Assets and Liabilities
50

Statements of Operations (unaudited)
Six Months Ended August 31, 2024

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,653,183	$8,474,661
Interest—unaffiliated	514,240,488	694,902,615
Securities lending income—affiliated—net	7,486,838	2,978,371
Other income—unaffiliated	3,790,719	—
Total investment income	527,171,228	706,355,647
EXPENSES
Investment advisory	40,153,341	21,664,051
Litigation fees	409,712	—
Total expenses	40,563,053	21,664,051
Net investment income	486,608,175	684,691,596
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(19,439,164)	(333,543,521)
Investments—affiliated	(47,142)	(117,197)
Foreign currency transactions	5	—
In-kind redemptions—unaffiliated(a)	38,713,751	(138,797,546)
	19,227,450	(472,458,264)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	395,472,457	1,457,581,047
Investments—affiliated	388,820	308,714
Foreign currency translations	1,019	—
	395,862,296	1,457,889,761
Net realized and unrealized gain	415,089,746	985,431,497
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$901,697,921	$1,670,123,093
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
51
2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares iBoxx $ High Yield Corporate Bond ETF		iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$486,608,175	$889,763,671	$684,691,596	$1,382,961,655
Net realized gain (loss)	19,227,450	(122,207,871)	(472,458,264)	(1,544,493,165)
Net change in unrealized appreciation (depreciation)	395,862,296	673,692,266	1,457,889,761	1,924,995,157
Net increase in net assets resulting from operations	901,697,921	1,441,248,066	1,670,123,093	1,763,463,647
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(505,215,583)(b)	(895,731,399)	(687,710,238)(b)	(1,386,724,873)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	387,847,707	2,751,571,718	(1,187,631,615)	(811,320,300)
NET ASSETS
Total increase (decrease) in net assets	784,330,045	3,297,088,385	(205,218,760)	(434,581,526)
Beginning of period	16,000,300,120	12,703,211,735	32,917,298,952	33,351,880,478
End of period	$16,784,630,165	$16,000,300,120	$32,712,080,192	$32,917,298,952

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
52

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBoxx $ High Yield Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$77.18	$74.51	$83.47	$86.84	$85.71	$85.71
Net investment income(a)	2.32	4.40	3.88	3.06	3.84	4.19
Net realized and unrealized gain (loss)(b)	2.12	2.73	(8.87)	(2.95)	1.50	0.18
Net increase (decrease) from investment operations	4.44	7.13	(4.99)	0.11	5.34	4.37
Distributions from net investment income(c)	(2.41)(d)	(4.46)	(3.97)	(3.48)	(4.21)	(4.37)
Net asset value, end of period	$79.21	$77.18	$74.51	$83.47	$86.84	$85.71
Total Return(e)
Based on net asset value	5.88%(f)	9.96%	(5.99)%	0.11%	6.56%	5.14%
Ratios to Average Net Assets(g)
Total expenses	0.49%(h)(i)	0.49%	0.49%	0.48%	0.48%	0.49%
Net investment income	5.94%(h)	5.87%	5.10%	3.52%	4.59%	4.83%
Supplemental Data
Net assets, end of period (000)	$16,784,630	$16,000,300	$12,703,212	$16,669,774	$22,473,704	$13,456,300
Portfolio turnover rate(j)	7%	11%	31%	19%	20%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Litigation fees were not annualized in the calculation of the expense ratio. If these fees were annualized, the total expenses would have been 0.50%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
53
2024 iShares Semi-Annual Financial Statements

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBoxx $ Investment Grade Corporate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$107.64	$105.81	$124.51	$132.40	$132.27	$115.89
Net investment income(a)	2.38	4.42	3.73	2.92	3.55	4.17
Net realized and unrealized gain (loss)(b)	3.41	1.88	(18.85)	(7.79)	0.18	16.40
Net increase (decrease) from investment operations	5.79	6.30	(15.12)	(4.87)	3.73	20.57
Distributions from net investment income(c)	(2.39)(d)	(4.47)	(3.58)	(3.02)	(3.60)	(4.19)
Net asset value, end of period	$111.04	$107.64	$105.81	$124.51	$132.40	$132.27
Total Return(e)
Based on net asset value	5.48%(f)	6.09%	(12.23)%	(3.76)%	2.83%	18.03%
Ratios to Average Net Assets(g)
Total expenses	0.14%(h)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.37%(h)	4.15%	3.40%	2.21%	2.66%	3.35%
Supplemental Data
Net assets, end of period (000)	$32,712,080	$32,917,299	$33,351,880	$35,822,432	$46,207,378	$33,106,758
Portfolio turnover rate(i)	9%	17%	27%	14%	14%	13%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
54

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBoxx $ High Yield Corporate Bond	Diversified
iBoxx $ Investment Grade Corporate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft:Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund
55
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned
Notes to Financial Statements
56

Notes to Financial Statements (unaudited) (continued)
securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBoxx $ High Yield Corporate Bond
Barclays Bank PLC	$268,587,835	$(268,587,835)	$—	$—
Barclays Capital, Inc.	67,737,888	(67,737,888)	—	—
BMO Capital Markets Corp.	13,457,823	(13,457,823)	—	—
BNP Paribas SA	410,352,133	(410,352,133)	—	—
BofA Securities, Inc.	61,819,326	(61,819,326)	—	—
Citadel Clearing LLC	685,686	(685,686)	—	—
Citigroup Global Markets, Inc.	31,909,708	(31,909,708)	—	—
Deutsche Bank Securities, Inc.	223,707,192	(223,707,192)	—	—
Goldman Sachs & Co. LLC	403,016,794	(403,016,794)	—	—
HSBC Securities (USA), Inc.	103,684	(103,684)	—	—
J.P. Morgan Securities LLC	362,951,793	(362,951,793)	—	—
Jefferies LLC	25,416,308	(25,416,308)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	6,325,976	(6,325,976)	—	—
Morgan Stanley	130,127,623	(130,127,623)	—	—
Nomura Securities International, Inc.	31,349,334	(31,349,334)	—	—
Pershing LLC	15,075,885	(15,075,885)	—	—
RBC Capital Markets LLC	177,057,781	(177,057,781)	—	—
Scotia Capital (USA), Inc.	74,155,963	(74,155,963)	—	—
State Street Bank & Trust Co.	199,529,060	(199,529,060)	—	—
TD Securities (USA) LLC	15,377,289	(15,377,289)	—	—
Toronto-Dominion Bank	103,010,574	(103,010,574)	—	—
UBS AG	6,169,818	(6,169,818)	—	—
UBS Securities LLC	37,221,936	(37,221,936)	—	—
Wells Fargo Bank N.A.	22,122,104	(22,122,104)	—	—
Wells Fargo Securities LLC	48,480,664	(48,480,664)	—	—
	$2,735,750,177	$(2,735,750,177)	$—	$—
57
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBoxx $ Investment Grade Corporate Bond
Barclays Bank PLC	$245,792,959	$(245,792,959)	$—	$—
Barclays Capital, Inc.	81,073,121	(81,073,121)	—	—
BMO Capital Markets Corp.	23,970,514	(23,970,514)	—	—
BNP Paribas SA	438,708,261	(438,708,261)	—	—
BofA Securities, Inc.	121,103,908	(121,103,908)	—	—
Citadel Clearing LLC	2,650,547	(2,650,547)	—	—
Citigroup Global Markets, Inc.	61,369,536	(61,369,536)	—	—
Deutsche Bank Securities, Inc.	97,950,174	(97,950,174)	—	—
Goldman Sachs & Co. LLC	100,569,721	(100,569,721)	—	—
HSBC Securities (USA), Inc.	42,494,902	(42,494,902)	—	—
J.P. Morgan Securities LLC	335,617,738	(335,617,738)	—	—
Jefferies LLC	11,914,534	(11,914,534)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	49,360,258	(49,360,258)	—	—
Morgan Stanley	141,840,575	(141,840,575)	—	—
Nomura Securities International, Inc.	18,391,040	(18,391,040)	—	—
Pershing LLC	23,330,925	(23,330,925)	—	—
RBC Capital Markets LLC	77,546,544	(77,546,544)	—	—
Scotia Capital (USA), Inc.	25,001,170	(25,001,170)	—	—
State Street Bank & Trust Co.	63,727,977	(63,727,977)	—	—
TD Securities (USA) LLC	6,716,576	(6,716,576)	—	—
Toronto-Dominion Bank	35,637,940	(35,637,940)	—	—
UBS AG	3,525,997	(3,525,997)	—	—
UBS Securities LLC	9,507,817	(9,507,817)	—	—
Wells Fargo Bank N.A.	1,170,842	(1,170,842)	—	—
Wells Fargo Securities LLC	66,627,440	(66,627,440)	—	—
	$2,085,601,016	$(2,085,601,016)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares iBoxx $ High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.5000%
Over $19 billion, up to and including $33 billion	0.4750
Over $33 billion, up to and including $47 billion	0.4513
Over $47 billion	0.4287
Notes to Financial Statements
58

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares iBoxx $ Investment Grade Corporate Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.1500%
Over $121 billion, up to and including $181 billion	0.1425
Over $181 billion, up to and including $231 billion	0.1354
Over $231 billion, up to and including $281 billion	0.1287
Over $281 billion	0.1222
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended August 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBoxx $ High Yield Corporate Bond	$2,206,128
iBoxx $ Investment Grade Corporate Bond	1,088,815
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBoxx $ High Yield Corporate Bond	$1,545,857,172	$1,169,854,693
iBoxx $ Investment Grade Corporate Bond	2,801,959,798	2,974,695,012
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2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBoxx $ High Yield Corporate Bond	$20,144,569,599	$20,160,743,495
iBoxx $ Investment Grade Corporate Bond	31,067,561,079	32,129,554,657
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of February 29, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBoxx $ High Yield Corporate Bond	$(1,889,354,790)
iBoxx $ Investment Grade Corporate Bond	(1,721,281,747)
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBoxx $ High Yield Corporate Bond	$20,162,304,266	$176,646,820	$(950,485,626)	$(773,838,806)
iBoxx $ Investment Grade Corporate Bond	37,312,167,586	201,097,830	(3,034,973,463)	(2,833,875,633)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Notes to Financial Statements
60

Notes to Financial Statements (unaudited) (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates.  The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
iBoxx $ High Yield Corporate Bond
Shares sold	271,100,000	$20,932,786,246	761,300,000	$56,903,078,388
Shares redeemed	(266,500,000)	(20,544,938,539)	(724,500,000)	(54,151,506,670)
	4,600,000	$387,847,707	36,800,000	$2,751,571,718
iBoxx $ Investment Grade Corporate Bond
Shares sold	293,400,000	$31,654,446,475	586,700,000	$62,453,694,677
Shares redeemed	(304,600,000)	(32,842,078,090)	(596,100,000)	(63,265,014,977)
	(11,200,000)	$(1,187,631,615)	(9,400,000)	$(811,320,300)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
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Notes to Financial Statements (unaudited) (continued)
To the extent applicable, to facilitate the timely settlement of orders for Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
62

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
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2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted the tradability, liquidity and developed capital markets ecosystem associated with the Fund that differentiates it from other ETFs in the marketplace.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
64

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by
65
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing
Board Review and Approval of Investment Advisory Contract
66

Board Review and Approval of Investment Advisory Contract (continued)
the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
67
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
68

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
69
2024 iShares Semi-Annual Financial Statements

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The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
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August 31, 2024

2024 Semi-Annual Financial Statements (Unaudited)

iShares Trust
• iShares Core U.S. Aggregate Bond ETF | AGG | NYSE Arca

2

Schedule of Investments (unaudited)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
4.87%, 05/15/28	$6,840	$6,884,125
5.15%, 09/15/30	9,000	9,307,815
4.65%, 07/15/29	5,560	5,625,585
Class A, 4.95%, 10/15/27	15,000	15,039,648
AmeriCredit Automobile Receivables Trust, 5.62%, 11/18/27	8,210	8,274,994
BA Credit Card Trust, 4.98%, 11/15/28	71,311	72,331,130
BMW Vehicle Lease Trust, 5.98%, 02/25/27	14,500	14,764,848
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	11,000	9,876,283
CarMax Auto Owner Trust
4.65%, 01/16/29	8,300	8,326,409
6.00%, 07/17/28	8,137	8,313,208
Chase Issuance Trust
5.08%, 09/15/30	2,885	2,976,815
4.60%, 01/16/29	47,830	48,122,792
4.63%, 01/15/31	8,935	9,089,529
Citibank Credit Card Issuance Trust, 3.96%, 10/13/30	2,000	1,977,759
CNH Equipment Trust, 5.19%, 09/17/29	5,360	5,458,392
Discover Card Execution Note Trust, 3.56%, 07/15/27	18,000	17,801,368
Exeter Automobile Receivables Trust
5.82%, 02/15/28	11,180	11,210,856
5.61%, 04/17/28	5,000	5,030,002
5.92%, 02/15/30	5,000	5,092,180
Ford Credit Auto Lease Trust
5.29%, 06/15/27	4,640	4,672,211
4.99%, 12/15/27	7,330	7,382,216
GM Financial Automobile Leasing Trust
5.16%, 01/20/27	21,771	21,802,450
5.39%, 07/20/27	1,060	1,074,700
GM Financial Consumer Automobile Receivables Trust
1.51%, 04/17/28	2,940	2,822,927
4.59%, 07/17/28	3,500	3,510,201
4.47%, 02/16/28	6,667	6,646,631
4.43%, 10/16/28	13,000	12,984,943
5.78%, 08/16/28	6,090	6,211,465
5.71%, 02/16/29	9,710	10,036,643
Honda Auto Receivables Owner Trust
5.21%, 08/15/28	1,900	1,921,956
4.57%, 03/21/29	7,300	7,320,837
Hyundai Auto Receivables Trust
4.58%, 04/15/27	6,600	6,584,171
4.48%, 07/17/28	13,000	12,990,015
5.48%, 04/17/28	30,000	30,363,369
4.84%, 03/15/29	4,625	4,672,807
John Deere Owner Trust
4.96%, 11/15/28	3,290	3,323,071
4.91%, 02/18/31	1,850	1,876,722
Nissan Auto Lease Trust, 4.91%, 04/15/27	14,430	14,480,825
Santander Drive Auto Receivables Trust
5.09%, 05/15/30	17,060	17,072,583
5.23%, 12/15/28	6,440	6,494,334
5.25%, 04/17/28	6,000	6,023,814
5.45%, 03/15/30	1,670	1,688,625
5.64%, 08/15/30	3,500	3,571,665
Security	Par (000)	Value
Synchrony Card Funding LLC, 5.04%, 03/15/30	$9,330	$9,453,336
Verizon Master Trust Series, 5.21%, 06/20/29	14,250	14,411,531
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28	10,780	10,855,886
5.01%, 01/22/30	6,000	6,080,231
World Omni Auto Receivables Trust, 5.09%, 12/17/29	2,000	2,020,482
Total Asset-Backed Securities — 0.4% (Cost: $501,572,663)		503,854,385
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 0.9%
3650R 2021-PF1 Commercial Mortgage Trust, 5.47%, 11/15/55(a)	1,000	1,031,582
Bank
2.29%, 06/15/64	7,260	6,190,988
3.47%, 01/15/63(a)	1,000	822,349
4.79%, 02/15/52(a)	1,887	1,680,736
5.72%, 06/15/57	4,450	4,732,102
Series 2018-BN15, Class A4, 4.41%, 11/15/61(a)	5,000	4,932,315
Series 2019-BN21, Class A5, 2.85%, 10/17/52	15,310	13,956,903
Series 2020, Class A5, 2.65%, 01/15/63	6,500	5,830,979
Series 2020-BN27, Class A5, 2.14%, 04/15/63	23,610	20,113,291
Series 2020-BN29, Class A4, 2.00%, 11/15/53	5,760	4,804,055
Series 21-BN36, Class A5, 2.47%, 09/15/64	8,930	7,704,331
Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	1,066	1,047,411
Bank5
5.77%, 06/15/57	9,520	9,874,235
5.79%, 06/15/57	2,000	2,069,329
6.42%, 08/15/57(a)	650	649,983
6.49%, 06/15/57(a)	2,950	3,093,516
7.38%, 07/15/56(a)	1,949	2,062,244
Bank5 Trust
6.23%, 05/15/57	3,000	3,162,196
7.20%, 05/15/57(a)	2,580	2,730,987
7.20%, 05/15/57(a)	722	729,578
Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5, 2.92%, 08/15/52	8,750	8,026,945
BBCMS Mortgage Trust
2.69%, 11/15/54	2,000	1,748,244
4.60%, 06/15/55(a)	5,390	5,325,915
5.40%, 09/15/57	2,500	2,602,348
5.45%, 04/15/56	7,710	8,008,603
5.71%, 12/15/55(a)	3,160	3,356,890
5.72%, 02/15/57	2,586	2,589,695
5.84%, 09/15/57	3,000	3,108,774
5.87%, 02/15/57	4,955	5,142,245
5.89%, 09/15/57	1,250	1,294,649
5.94%, 05/15/57(a)	3,210	3,279,082
6.00%, 09/15/56(a)	18,820	20,347,759
6.00%, 05/15/57(a)	1,800	1,792,882
6.15%, 03/15/57(a)	2,800	2,855,636
3
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.36%, 03/15/57(a)	$1,000	$1,040,926
6.51%, 09/15/56(a)	3,000	3,196,409
6.64%, 03/15/57(a)	1,660	1,678,882
6.70%, 07/15/57(a)	1,000	1,011,865
6.80%, 11/15/56(a)	3,970	4,540,981
7.70%, 12/15/56(a)	2,822	3,064,433
Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	17,929,705
Series 2020-C6, Class A4, 2.64%, 02/15/53	10,000	8,960,137
Series 2020-C7, Class A5, 2.04%, 04/15/53	16,670	14,371,939
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,965	1,683,650
Series 2022-C15, Class A5, 3.66%, 04/15/55(a)	3,745	3,445,406
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	18,590	16,347,125
Benchmark Mortgage Trust
3.18%, 02/15/53(a)	1,000	867,501
5.60%, 08/15/57	3,700	3,810,510
6.06%, 01/10/57(a)	1,360	1,392,870
6.38%, 03/15/29	4,460	4,638,007
6.67%, 03/15/29	1,770	1,783,703
6.79%, 03/15/29	3,130	3,263,244
7.18%, 07/15/57(a)	2,000	2,114,535
7.18%, 07/15/57(a)	2,000	2,062,180
7.21%, 01/10/57(a)	1,600	1,635,716
Series 2018-B2, Class A5, 3.88%, 02/15/51(a)	10,616	10,190,994
Series 2018-B3, Class A5, 4.03%, 04/10/51	7,000	6,808,498
Series 2018-B5, Class A4, 4.21%, 07/15/51	6,150	5,998,734
Series 2018-B7, Class A4, 4.51%, 05/15/53(a)	10,093	9,946,866
Series 2018-B8, Class A5, 4.23%, 01/15/52	17,000	16,424,141
Series 2019-B11, Class A4, 3.28%, 05/15/52	20,650	19,204,653
Series 2019-B11, Class A5, 3.54%, 05/15/52	20,000	18,691,094
Series 2020-B19, Class B, 2.35%, 09/15/53	2,700	2,015,050
Series 2020-B21, Class A4, 1.70%, 12/17/53	7,000	5,940,037
Series 2020-B21, Class A5, 1.98%, 12/17/53	8,616	7,290,893
Series 2020-B23, Class A5, 2.07%, 02/15/54	25,000	20,982,867
Series 2023-B38, Class A2, 5.63%, 04/15/56	10,000	10,146,076
BMO Mortgage Trust
5.86%, 02/15/57	3,730	3,894,309
5.91%, 03/15/57(a)	7,550	7,871,722
5.96%, 09/15/56(a)	30,000	32,299,096
6.14%, 03/15/57(a)	2,330	2,437,123
6.23%, 03/15/57(a)	1,500	1,453,083
6.29%, 02/15/57(a)	5,310	5,509,511
6.36%, 02/15/57(a)	260	271,549
7.49%, 11/15/56(a)	11,200	11,994,613
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 02/10/50	$5,500	$5,182,796
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,277,325
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,895,882
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,368,607
Series 2018-B2, Class A4, 4.01%, 03/10/51	20,020	19,465,083
Commission Mortgage Trust
Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	7,845,053
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	3,933,619
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,227,442
Series 2016-C7, Class A5, 3.50%, 11/15/49	5,200	5,044,004
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	26,372,960
Series 2019-C18, Class A4, 2.97%, 12/15/52	10,000	9,021,973
DBJPM Mortgage Trust
3.56%, 06/10/50(a)	5,500	5,126,022
Series 2016-C3, Class A5, 2.89%, 08/10/49	1,000	956,656
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.26%, 01/25/29(a)	10,000	9,251,981
3.53%, 09/25/32	1,000	942,370
3.78%, 01/25/32	10,869	10,648,763
3.78%, 11/25/32(a)	17,795	17,145,301
3.80%, 03/25/32	1,966	1,928,153
3.82%, 12/25/32(a)	21,500	20,764,267
4.05%, 07/25/33	35,000	34,267,077
4.20%, 05/25/33	48,000	47,534,337
4.25%, 04/25/33	40,000	39,763,756
4.28%, 07/25/30	10,500	10,515,497
4.35%, 01/25/33(a)	33,140	33,189,446
4.74%, 08/25/28(a)	15,000	15,250,256
5.20%, 02/25/31	5,560	5,835,231
5.36%, 01/25/29(a)	14,300	14,892,009
5.40%, 01/25/29	15,000	15,645,145
Federal National Mortgage Association-Aces
1.87%, 10/25/31(a)	3,000	2,564,189
4.19%, 07/25/28(a)	20,000	20,002,935
GS Mortgage Securities Trust
3.57%, 05/12/53(a)	1,840	1,577,801
4.38%, 07/10/51(a)	2,433	2,250,062
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	9,781,367
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,366,477
Series 2018-GS10, Class A5, 4.16%, 07/10/51(a)	3,000	2,900,063
Series 2018-GS9, Class A4, 3.99%, 03/10/51(a)	3,000	2,865,822
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-GC38, Class A4, 3.97%, 02/10/52	$2,500	$2,412,531
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	16,698,330
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,043,254
Series 2016-C28, Class AS, 3.95%, 01/15/49	2,000	1,934,915
Series 2016-C32, Class A3, 3.46%, 12/15/49	9,522	9,293,558
Morgan Stanley Capital I Trust
2.75%, 06/15/54(a)	2,000	1,707,375
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	3,500	3,423,692
Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,624,123
Series 2018, Class A3, 4.14%, 10/15/51	21,700	21,130,986
Series 2018-H3, Class A4, 3.91%, 07/15/51	700	679,340
Series 2019-H6, Class A4, 3.42%, 06/15/52	7,660	7,198,726
Series 2020-L4, Class A3, 2.70%, 02/15/53	20,000	17,966,028
Series 2021-L7, Class A5, 2.57%, 10/15/54	10,430	8,975,976
UBS Commercial Mortgage Trust
4.74%, 12/15/50(a)	528	484,437
Series 2018-C08, Class A4, 3.98%, 02/15/51	18,150	17,476,905
Wells Fargo Commercial Mortgage Trust
3.31%, 11/15/54	500	402,467
4.55%, 03/15/52	1,000	954,606
4.67%, 09/15/61(a)	3,000	2,918,742
5.93%, 07/15/57	3,000	3,132,470
Class A4, 2.34%, 08/15/54	4,600	3,942,905
Series 2015-LC22, Class A4, 3.84%, 09/15/58	5,000	4,926,711
Series 2020-C56, Class A5, 2.45%, 06/15/53	6,480	5,701,357
Series 2020-C58, Class A4, 2.09%, 07/15/53	17,680	15,113,905
Series 2021-C59, Class A5, 2.63%, 04/15/54	5,200	4,518,827
		1,117,171,303
Total Collateralized Mortgage Obligations — 0.9% (Cost: $1,166,352,561)		1,117,171,303
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	2,618	2,255,277
3.38%, 03/01/41	2,267	1,728,295
4.65%, 10/01/28	2,901	2,907,440
4.75%, 03/30/30	4,183	4,207,625
5.38%, 06/15/33	1,718	1,744,707
5.40%, 10/01/48	2,165	2,083,691
Security	Par (000)	Value
Advertising (continued)
Omnicom Group Inc.
2.45%, 04/30/30	$3,667	$3,261,431
2.60%, 08/01/31	5,534	4,827,997
4.20%, 06/01/30	3,592	3,518,758
5.30%, 11/01/34	2,435	2,469,878
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	8,535	8,388,989
		37,394,088
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.20%, 02/04/26	12,395	11,881,720
2.25%, 06/15/26	3,964	3,769,754
2.60%, 10/30/25	2,393	2,325,687
2.70%, 02/01/27	5,700	5,402,723
2.75%, 02/01/26	2,690	2,601,278
2.80%, 03/01/27	2,428	2,297,817
2.95%, 02/01/30	6,094	5,414,937
3.10%, 05/01/26	5,476	5,299,046
3.20%, 03/01/29	4,531	4,178,430
3.25%, 02/01/28	3,290	3,099,662
3.25%, 03/01/28	2,854	2,687,281
3.25%, 02/01/35	3,419	2,764,734
3.38%, 06/15/46	2,438	1,633,725
3.45%, 11/01/28	2,623	2,451,961
3.50%, 03/01/39	2,429	1,833,863
3.55%, 03/01/38	2,448	1,876,153
3.60%, 05/01/34	3,781	3,216,008
3.63%, 02/01/31	3,787	3,430,514
3.63%, 03/01/48	2,133	1,453,898
3.65%, 03/01/47	2,201	1,510,366
3.75%, 02/01/50	5,683	3,930,659
3.83%, 03/01/59	1,892	1,271,290
3.85%, 11/01/48	2,284	1,616,660
3.90%, 05/01/49	4,261	3,037,014
3.95%, 08/01/59	4,933	3,316,913
5.04%, 05/01/27	7,984	7,995,101
5.15%, 05/01/30	13,638	13,602,158
5.71%, 05/01/40	9,507	9,237,948
5.81%, 05/01/50	21,386	20,168,654
5.88%, 02/15/40	2,333	2,313,913
5.93%, 05/01/60	13,627	12,868,063
6.13%, 02/15/33	1,858	1,932,869
6.26%, 05/01/27(b)	5,605	5,769,971
6.30%, 05/01/29(b)	4,925	5,143,101
6.39%, 05/01/31(b)	2,095	2,206,456
6.53%, 05/01/34(b)	10,415	11,036,926
6.63%, 02/15/38	1,629	1,732,282
6.86%, 05/01/54(b)	4,780	5,147,307
6.88%, 03/15/39	2,531	2,735,807
7.01%, 05/01/64(b)	2,590	2,783,696
GE Capital Funding LLC, 4.55%, 05/15/32	4,357	4,309,840
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	2,030	1,998,692
4.42%, 11/15/35	4,399	4,227,893
General Dynamics Corp.
1.15%, 06/01/26	4,045	3,837,695
2.13%, 08/15/26	4,143	3,979,174
2.25%, 06/01/31	2,035	1,784,166
2.63%, 11/15/27	3,169	3,021,244
2.85%, 06/01/41	3,399	2,554,428
5
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
3.50%, 04/01/27	$3,047	$2,994,446
3.60%, 11/15/42	1,103	904,434
3.63%, 04/01/30	5,107	4,948,536
3.75%, 05/15/28	5,373	5,295,572
4.25%, 04/01/40	3,814	3,486,780
4.25%, 04/01/50	3,895	3,435,361
General Electric Co.
4.35%, 05/01/50	825	731,392
4.50%, 03/11/44	950	868,969
5.88%, 01/14/38	1,627	1,748,322
6.75%, 03/15/32	3,065	3,467,640
6.88%, 01/10/39	1,040	1,229,376
HEICO Corp.
5.25%, 08/01/28	1,450	1,486,515
5.35%, 08/01/33	1,410	1,448,556
Hexcel Corp., 4.20%, 02/15/27	2,405	2,352,243
Howmet Aerospace Inc.
3.00%, 01/15/29	610	573,243
4.85%, 10/15/31	230	232,506
5.90%, 02/01/27	190	195,923
5.95%, 02/01/37	1,075	1,163,120
6.75%, 01/15/28	450	478,918
L3Harris Technologies Inc.
1.80%, 01/15/31	3,680	3,087,125
2.90%, 12/15/29	2,636	2,434,485
3.85%, 12/15/26	5,747	5,667,747
4.40%, 06/15/28	10,194	10,155,125
4.85%, 04/27/35	1,836	1,814,872
5.05%, 06/01/29	2,050	2,094,059
5.05%, 04/27/45	2,093	2,009,788
5.25%, 06/01/31	1,860	1,913,508
5.35%, 06/01/34	2,535	2,601,539
5.40%, 01/15/27	4,595	4,691,886
5.40%, 07/31/33	4,740	4,890,919
5.50%, 08/15/54	2,825	2,858,103
5.60%, 07/31/53	1,890	1,948,841
6.15%, 12/15/40	2,300	2,481,630
Lockheed Martin Corp.
1.85%, 06/15/30	2,520	2,202,900
2.80%, 06/15/50	4,128	2,775,671
3.55%, 01/15/26	6,123	6,050,898
3.60%, 03/01/35	2,473	2,262,732
3.80%, 03/01/45	4,970	4,166,905
3.90%, 06/15/32	3,830	3,706,542
4.07%, 12/15/42	3,393	3,006,083
4.09%, 09/15/52	6,771	5,748,335
4.15%, 06/15/53	4,720	4,036,992
4.30%, 06/15/62	4,240	3,644,811
4.45%, 05/15/28	1,325	1,337,389
4.50%, 02/15/29	1,895	1,913,392
4.50%, 05/15/36	2,210	2,175,756
4.70%, 05/15/46	5,314	5,050,512
4.75%, 02/15/34	3,385	3,430,197
4.80%, 08/15/34	2,380	2,414,690
4.95%, 10/15/25	1,545	1,552,400
5.10%, 11/15/27	4,720	4,851,584
5.20%, 02/15/55	2,060	2,093,154
5.20%, 02/15/64	2,060	2,073,017
5.25%, 01/15/33	4,010	4,210,327
5.70%, 11/15/54	2,635	2,863,301
5.72%, 06/01/40	1,682	1,806,334
Security	Par (000)	Value
Aerospace & Defense (continued)
5.90%, 11/15/63	$2,135	$2,387,475
Series B, 6.15%, 09/01/36	2,490	2,807,741
Northrop Grumman Corp.
3.20%, 02/01/27	3,311	3,223,669
3.25%, 01/15/28	9,318	8,994,113
3.85%, 04/15/45	2,734	2,246,719
4.03%, 10/15/47	9,146	7,621,102
4.40%, 05/01/30	2,147	2,141,273
4.60%, 02/01/29	2,320	2,338,567
4.70%, 03/15/33	3,500	3,503,577
4.75%, 06/01/43	4,924	4,617,928
4.90%, 06/01/34	2,600	2,625,575
4.95%, 03/15/53	3,365	3,202,523
5.05%, 11/15/40	1,868	1,837,489
5.15%, 05/01/40	2,275	2,270,628
5.20%, 06/01/54	4,945	4,892,896
5.25%, 05/01/50	4,108	4,095,428
RTX Corp.
1.90%, 09/01/31	4,296	3,592,798
2.25%, 07/01/30	4,970	4,404,361
2.38%, 03/15/32	4,217	3,599,726
2.65%, 11/01/26	2,338	2,252,523
2.82%, 09/01/51	4,294	2,778,340
3.03%, 03/15/52	5,667	3,820,832
3.13%, 05/04/27	5,756	5,569,537
3.13%, 07/01/50	5,165	3,590,635
3.50%, 03/15/27	5,890	5,759,989
3.75%, 11/01/46	4,999	3,964,574
4.05%, 05/04/47	3,423	2,829,468
4.13%, 11/16/28	10,414	10,281,990
4.15%, 05/15/45	4,605	3,911,655
4.35%, 04/15/47	4,966	4,303,667
4.45%, 11/16/38	3,305	3,077,597
4.50%, 06/01/42	14,647	13,259,178
4.63%, 11/16/48	7,073	6,384,276
4.70%, 12/15/41	2,740	2,537,267
4.80%, 12/15/43	2,709	2,509,467
4.88%, 10/15/40	1,849	1,768,350
5.00%, 02/27/26	2,745	2,761,195
5.15%, 02/27/33	5,120	5,251,597
5.38%, 02/27/53	4,375	4,377,009
5.40%, 05/01/35	682	709,389
5.70%, 04/15/40	770	810,469
5.75%, 11/08/26	5,860	6,009,818
5.75%, 01/15/29	3,055	3,207,245
6.00%, 03/15/31	6,420	6,912,867
6.05%, 06/01/36	230	251,250
6.10%, 03/15/34	6,355	6,922,798
6.13%, 07/15/38	1,140	1,246,530
6.40%, 03/15/54	3,725	4,273,996
7.20%, 08/15/27	2,878	3,112,678
7.50%, 09/15/29	1,998	2,258,603
		568,863,255
Agriculture — 0.3%
Altria Group Inc.
2.45%, 02/04/32	8,035	6,759,957
2.63%, 09/16/26	3,040	2,926,323
3.40%, 05/06/30	4,154	3,887,054
3.40%, 02/04/41	6,067	4,612,525
3.70%, 02/04/51	5,652	4,083,204
3.88%, 09/16/46	6,792	5,202,204
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
4.00%, 02/04/61(c)	$4,165	$3,109,149
4.25%, 08/09/42	4,339	3,651,380
4.40%, 02/14/26	5,666	5,640,532
4.45%, 05/06/50	2,583	2,117,937
4.50%, 05/02/43	3,423	2,957,702
4.80%, 02/14/29	5,199	5,226,486
5.38%, 01/31/44	7,567	7,507,119
5.80%, 02/14/39	8,482	8,743,754
5.95%, 02/14/49(c)	8,882	9,142,614
6.20%, 11/01/28	1,960	2,076,135
6.88%, 11/01/33	1,950	2,184,190
Archer-Daniels-Midland Co.
2.50%, 08/11/26	6,140	5,929,800
2.70%, 09/15/51	2,160	1,409,017
2.90%, 03/01/32	2,905	2,589,245
3.25%, 03/27/30	4,336	4,096,744
3.75%, 09/15/47	2,989	2,361,909
4.02%, 04/16/43	1,747	1,472,128
4.50%, 08/15/33	1,560	1,539,959
4.50%, 03/15/49	3,314	2,950,637
4.54%, 03/26/42	2,082	1,908,431
5.38%, 09/15/35	806	842,548
5.94%, 10/01/32	802	882,944
BAT Capital Corp.
2.26%, 03/25/28	3,505	3,227,803
2.73%, 03/25/31	5,028	4,423,052
3.22%, 09/06/26	5,251	5,112,899
3.46%, 09/06/29	2,447	2,314,069
3.56%, 08/15/27	4,378	4,270,451
3.73%, 09/25/40	380	295,930
3.98%, 09/25/50	360	268,661
4.39%, 08/15/37	9,824	8,751,263
4.54%, 08/15/47	6,700	5,471,023
4.70%, 04/02/27	4,584	4,597,495
4.74%, 03/16/32	3,830	3,775,126
4.76%, 09/06/49	4,733	3,960,971
4.91%, 04/02/30	4,253	4,278,734
5.28%, 04/02/50	2,147	1,956,009
5.65%, 03/16/52	2,795	2,639,581
5.83%, 02/20/31	3,355	3,521,408
6.00%, 02/20/34	3,395	3,579,717
6.34%, 08/02/30	4,395	4,725,136
6.42%, 08/02/33	5,280	5,717,540
7.08%, 08/02/43	3,215	3,585,547
7.08%, 08/02/53	4,520	5,138,046
7.75%, 10/19/32	2,676	3,123,983
BAT International Finance PLC
1.67%, 03/25/26	4,524	4,318,554
4.45%, 03/16/28	5,440	5,398,860
5.93%, 02/02/29	4,745	4,979,576
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,925	5,252,261
3.25%, 08/15/26	4,338	4,231,529
3.75%, 09/25/27	3,021	2,961,265
Philip Morris International Inc.
0.88%, 05/01/26	3,124	2,944,785
1.75%, 11/01/30	4,148	3,526,072
2.10%, 05/01/30	2,758	2,433,756
2.75%, 02/25/26	4,335	4,225,078
3.13%, 08/17/27	2,895	2,814,488
3.13%, 03/02/28	3,236	3,101,896
Security	Par (000)	Value
Agriculture (continued)
3.38%, 08/15/29	$5,698	$5,423,280
3.88%, 08/21/42	4,646	3,842,712
4.13%, 03/04/43	3,729	3,167,190
4.25%, 11/10/44	3,168	2,719,451
4.38%, 11/15/41	4,487	3,978,955
4.50%, 03/20/42	4,305	3,881,909
4.75%, 02/12/27	3,715	3,750,727
4.88%, 02/13/26	5,920	5,949,259
4.88%, 02/15/28	6,845	6,939,743
4.88%, 02/13/29	3,115	3,168,111
4.88%, 11/15/43	3,005	2,818,935
5.00%, 11/17/25	4,500	4,517,061
5.13%, 11/17/27	7,247	7,407,880
5.13%, 02/15/30	6,160	6,332,395
5.13%, 02/13/31	4,545	4,663,022
5.25%, 09/07/28	1,845	1,898,525
5.25%, 02/13/34	7,255	7,420,140
5.38%, 02/15/33	7,460	7,690,371
5.50%, 09/07/30	2,060	2,159,784
5.63%, 11/17/29	4,630	4,873,607
5.63%, 09/07/33	2,595	2,725,490
5.75%, 11/17/32	3,891	4,117,001
6.38%, 05/16/38	6,103	6,861,129
Reynolds American Inc.
5.70%, 08/15/35	3,154	3,231,678
5.85%, 08/15/45	9,653	9,463,223
6.15%, 09/15/43	2,571	2,611,207
7.25%, 06/15/37	2,180	2,469,110
		360,816,086
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	921	884,229
Series 2015-1, Class A, 3.38%, 11/01/28	1,298	1,222,066
Series 2015-2, Class AA, 3.60%, 03/22/29	2,136	2,063,709
Series 2016-1, Class AA, 3.58%, 07/15/29	1,323	1,266,892
Series 2016-2, Class AA, 3.20%, 12/15/29	2,325	2,165,870
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	1,069	994,388
Series 2017-1, Class AA, 3.65%, 02/15/29	2,179	2,060,783
Series 2017-2, Class AA, 3.35%, 04/15/31	2,531	2,363,497
Series 2019-1, Class AA, 3.15%, 08/15/33	2,421	2,209,542
Series A, Class A, 2.88%, 01/11/36	4,366	3,780,889
Delta Air Lines Inc.
3.75%, 10/28/29(c)	1,910	1,786,979
4.38%, 04/19/28	500	486,165
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	4,489	4,173,819
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34(c)	2,837	2,665,247
Series 2019-1, Class AA, 2.75%, 11/15/33	2,136	1,866,668
Southwest Airlines Co.
2.63%, 02/10/30	2,828	2,531,487
3.00%, 11/15/26	2,205	2,128,103
3.45%, 11/16/27	2,043	1,961,422
7
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Airlines (continued)
5.13%, 06/15/27	$9,297	$9,379,646
United Airlines Pass Through Trust
5.80%, 07/15/37	7,289	7,533,221
Series 2014-1, Class A, 4.00%, 10/11/27	2,543	2,480,297
Series 2014-2, Class A, 3.75%, 03/03/28(c)	3,142	3,048,410
Series 2016-1, Class AA, 3.10%, 01/07/30	2,702	2,524,439
Series 2016-2, Class AA, 2.88%, 04/07/30	2,439	2,249,231
Series 2018-1, Class AA, 3.50%, 09/01/31	3,229	3,017,900
Series 2019, Class AA, 4.15%, 02/25/33	1,583	1,507,061
Series 2019-2, Class AA, 2.70%, 11/01/33	3,427	3,025,828
Series 2020-1, 5.88%, 04/15/29	4,325	4,401,574
United Airlines Pass-Through Trust
Series 24-A, 5.88%, 08/15/38	1,405	1,431,566
Series AA, 5.45%, 08/15/38	3,795	3,915,582
		81,126,510
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	4,563	4,388,878
2.75%, 03/27/27	6,428	6,209,888
2.85%, 03/27/30	7,050	6,571,217
3.25%, 03/27/40	4,420	3,607,740
3.38%, 11/01/46	2,425	1,886,913
3.38%, 03/27/50	5,297	4,040,327
3.63%, 05/01/43	3,749	3,128,263
3.88%, 11/01/45	5,603	4,745,621
Ralph Lauren Corp.
2.95%, 06/15/30	2,599	2,401,045
3.75%, 09/15/25	2,759	2,729,549
Tapestry Inc.
3.05%, 03/15/32	2,503	2,095,024
4.13%, 07/15/27	2,156	2,104,310
7.00%, 11/27/26	4,050	4,178,499
7.05%, 11/27/25	1,875	1,910,231
7.35%, 11/27/28	4,435	4,650,850
7.70%, 11/27/30(c)	3,014	3,210,688
7.85%, 11/27/33	5,080	5,436,785
VF Corp.
2.80%, 04/23/27	2,729	2,553,394
2.95%, 04/23/30	3,754	3,242,805
		69,092,027
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.00%, 09/10/25	1,404	1,354,105
1.30%, 09/09/26	4,715	4,438,151
1.80%, 01/13/31	2,132	1,807,987
2.00%, 03/24/28	4,220	3,891,358
2.25%, 01/12/29	3,695	3,383,491
2.30%, 09/09/26	3,371	3,236,456
2.35%, 01/08/27	2,166	2,069,747
3.50%, 02/15/28	3,476	3,376,765
4.60%, 04/17/30	4,010	4,034,484
4.70%, 01/12/28	2,935	2,968,161
4.75%, 01/12/26	1,755	1,761,126
4.90%, 03/12/27	2,755	2,793,643
4.90%, 07/09/27	1,935	1,963,911
Security	Par (000)	Value
Auto Manufacturers (continued)
4.90%, 03/13/29	$4,060	$4,143,063
4.90%, 01/10/34	1,985	2,002,380
4.95%, 01/09/26	3,390	3,409,254
5.05%, 07/10/31	2,745	2,799,218
5.13%, 07/07/28	2,925	3,002,245
5.25%, 07/07/26	2,165	2,197,625
5.65%, 11/15/28	3,485	3,657,040
5.80%, 10/03/25	2,215	2,243,118
5.85%, 10/04/30	3,125	3,346,791
Cummins Inc.
0.75%, 09/01/25	2,095	2,014,689
1.50%, 09/01/30	2,929	2,505,294
2.60%, 09/01/50	4,765	3,016,411
4.88%, 10/01/43	1,871	1,798,703
4.90%, 02/20/29	775	794,649
5.15%, 02/20/34	1,070	1,110,218
5.45%, 02/20/54	1,010	1,036,622
Ford Motor Co.
3.25%, 02/12/32	9,545	8,141,093
4.35%, 12/08/26	400	394,977
4.75%, 01/15/43	10,000	8,344,384
5.29%, 12/08/46	4,970	4,497,850
6.10%, 08/19/32	6,615	6,788,411
6.63%, 10/01/28	332	350,942
7.40%, 11/01/46	2,405	2,647,826
7.45%, 07/16/31	3,930	4,328,177
9.63%, 04/22/30	840	997,954
Ford Motor Credit Co. LLC
2.70%, 08/10/26	4,265	4,075,958
2.90%, 02/16/28	1,810	1,674,736
2.90%, 02/10/29	2,300	2,082,215
3.38%, 11/13/25	8,610	8,415,487
3.63%, 06/17/31	3,660	3,242,771
3.82%, 11/02/27	1,271	1,218,311
4.00%, 11/13/30	7,210	6,637,455
4.13%, 08/17/27	3,080	2,995,793
4.27%, 01/09/27	2,085	2,043,532
4.39%, 01/08/26	8,100	8,003,558
4.54%, 08/01/26	5,026	4,968,414
4.95%, 05/28/27	3,745	3,725,030
5.11%, 05/03/29	7,795	7,716,829
5.80%, 03/05/27	8,390	8,517,089
5.80%, 03/08/29	3,760	3,828,642
5.85%, 05/17/27	4,570	4,646,414
6.05%, 03/05/31	4,150	4,260,612
6.13%, 03/08/34	7,150	7,239,475
6.80%, 05/12/28	6,005	6,300,453
6.80%, 11/07/28	7,820	8,240,832
6.95%, 03/06/26	6,385	6,530,307
6.95%, 06/10/26	6,329	6,504,014
7.12%, 11/07/33	5,990	6,472,134
7.20%, 06/10/30	2,930	3,151,506
7.35%, 11/04/27	7,010	7,420,803
7.35%, 03/06/30	4,870	5,273,727
General Motors Co.
4.20%, 10/01/27	3,864	3,808,473
5.00%, 10/01/28	5,165	5,227,925
5.00%, 04/01/35	3,618	3,513,386
5.15%, 04/01/38	4,380	4,203,683
5.20%, 04/01/45	5,922	5,424,977
5.40%, 10/15/29	2,570	2,629,837
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.40%, 04/01/48	$3,836	$3,584,493
5.60%, 10/15/32(c)	5,505	5,689,824
5.95%, 04/01/49(c)	4,422	4,455,763
6.13%, 10/01/25	8,681	8,774,020
6.25%, 10/02/43	5,115	5,320,909
6.60%, 04/01/36	5,265	5,698,692
6.75%, 04/01/46	3,582	3,927,760
6.80%, 10/01/27	5,221	5,515,743
General Motors Financial Co. Inc.
1.25%, 01/08/26	2,973	2,836,491
1.50%, 06/10/26	6,790	6,419,560
2.35%, 02/26/27	4,340	4,106,670
2.35%, 01/08/31	2,490	2,116,272
2.40%, 04/10/28	4,830	4,448,331
2.40%, 10/15/28	5,372	4,886,323
2.70%, 08/20/27	2,924	2,773,491
2.70%, 06/10/31	5,040	4,337,713
3.10%, 01/12/32	3,842	3,349,223
3.60%, 06/21/30	3,541	3,288,798
3.85%, 01/05/28	2,399	2,334,778
4.00%, 10/06/26	4,000	3,944,756
4.30%, 04/06/29	2,610	2,557,413
4.35%, 01/17/27	5,514	5,467,392
5.00%, 04/09/27	5,540	5,587,496
5.25%, 03/01/26	6,130	6,159,447
5.35%, 07/15/27	230	234,101
5.40%, 04/06/26	3,340	3,371,766
5.40%, 05/08/27	2,790	2,840,235
5.55%, 07/15/29	3,680	3,781,865
5.60%, 06/18/31	580	593,553
5.65%, 01/17/29	2,629	2,703,188
5.75%, 02/08/31	2,165	2,235,482
5.80%, 06/23/28	3,235	3,342,065
5.80%, 01/07/29	4,520	4,679,537
5.85%, 04/06/30	3,130	3,266,433
5.95%, 04/04/34	5,490	5,684,035
6.00%, 01/09/28	4,140	4,296,261
6.05%, 10/10/25	5,607	5,670,656
6.10%, 01/07/34	6,642	6,947,523
6.40%, 01/09/33	4,598	4,929,812
Honda Motor Co. Ltd.
2.53%, 03/10/27	2,400	2,298,429
2.97%, 03/10/32	3,850	3,477,372
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	6,539	7,923,297
PACCAR Financial Corp.
1.10%, 05/11/26(c)	2,734	2,589,266
2.00%, 02/04/27	1,715	1,627,073
4.45%, 03/30/26(c)	1,455	1,459,506
4.45%, 08/06/27	2,510	2,531,102
4.60%, 01/10/28	1,585	1,600,766
4.60%, 01/31/29	1,705	1,729,116
4.95%, 10/03/25	2,344	2,352,898
4.95%, 08/10/28	470	481,399
5.00%, 05/13/27	2,740	2,798,093
5.00%, 03/22/34	1,450	1,494,290
5.05%, 08/10/26	620	629,035
5.20%, 11/09/26	1,505	1,534,108
Toyota Motor Corp.
1.34%, 03/25/26	4,625	4,410,765
2.36%, 03/25/31	2,135	1,893,778
Security	Par (000)	Value
Auto Manufacturers (continued)
2.76%, 07/02/29	$2,168	$2,035,225
3.67%, 07/20/28	3,130	3,071,817
5.12%, 07/13/28	1,998	2,057,587
5.12%, 07/13/33(c)	1,490	1,583,691
5.28%, 07/13/26	1,355	1,375,077
Toyota Motor Credit Corp.
0.80%, 10/16/25	2,054	1,972,362
0.80%, 01/09/26	835	795,555
1.13%, 06/18/26	6,449	6,096,942
1.15%, 08/13/27	3,362	3,080,132
1.65%, 01/10/31	3,360	2,837,014
1.90%, 01/13/27	4,115	3,897,999
1.90%, 04/06/28	4,219	3,887,895
1.90%, 09/12/31	3,025	2,538,655
2.15%, 02/13/30	4,750	4,244,278
2.40%, 01/13/32	985	851,142
3.05%, 03/22/27	7,330	7,122,294
3.05%, 01/11/28	3,385	3,249,409
3.20%, 01/11/27	4,782	4,668,967
3.38%, 04/01/30	4,449	4,225,157
3.65%, 01/08/29	3,495	3,404,570
4.45%, 05/18/26	4,265	4,270,252
4.45%, 06/29/29	3,710	3,729,151
4.55%, 08/07/26	1,970	1,977,720
4.55%, 09/20/27	2,345	2,363,716
4.55%, 08/09/29	3,250	3,275,652
4.55%, 05/17/30	3,365	3,384,320
4.63%, 01/12/28	4,120	4,164,154
4.65%, 01/05/29	1,930	1,952,518
4.70%, 01/12/33	2,795	2,804,589
4.80%, 01/05/26	3,040	3,054,124
4.80%, 01/05/34	1,000	1,005,221
5.00%, 08/14/26	4,690	4,751,688
5.05%, 05/16/29	1,785	1,837,054
5.10%, 03/21/31	3,010	3,098,342
5.20%, 05/15/26	2,205	2,237,438
5.25%, 09/11/28	1,725	1,782,352
5.40%, 11/10/25	4,245	4,287,429
5.40%, 11/20/26	3,520	3,596,361
5.45%, 11/10/27	4,305	4,452,232
5.55%, 11/20/30	4,080	4,312,157
5.60%, 09/11/25	1,180	1,192,408
Series B, 5.00%, 03/19/27	3,210	3,270,286
		605,425,792
Auto Parts & Equipment — 0.0%
Aptiv PLC
3.10%, 12/01/51	7,025	4,460,537
4.35%, 03/15/29	1,690	1,676,531
4.40%, 10/01/46(c)	1,392	1,137,448
5.40%, 03/15/49(c)	2,127	1,962,887
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32	3,885	3,470,230
4.15%, 05/01/52	4,725	3,646,021
BorgWarner Inc.
2.65%, 07/01/27	4,943	4,709,504
4.38%, 03/15/45	2,510	2,105,725
4.95%, 08/15/29	275	277,587
5.40%, 08/15/34	425	426,570
Lear Corp.
2.60%, 01/15/32	2,030	1,722,443
3.50%, 05/30/30	2,040	1,902,282
9
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
3.55%, 01/15/52(c)	$1,510	$1,030,844
3.80%, 09/15/27	2,169	2,112,494
4.25%, 05/15/29	2,775	2,719,113
5.25%, 05/15/49(c)	1,920	1,762,597
Magna International Inc.
2.45%, 06/15/30	1,653	1,479,008
4.15%, 10/01/25	3,614	3,588,993
5.05%, 03/14/29	3,115	3,183,934
5.50%, 03/21/33	1,430	1,501,832
5.98%, 03/21/26	300	299,913
		45,176,493
Banks — 5.4%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	70	70,445
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	4,219	4,180,932
5.09%, 12/08/25	1,970	1,984,202
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	5,930	5,992,654
5.00%, 03/18/26	5,200	5,245,283
5.67%, 10/03/25	5,460	5,526,372
Australia & New Zealand Banking Group Ltd/New York, 4.90%, 07/16/27	3,840	3,909,144
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,115	5,883,129
5.38%, 03/13/29	3,000	3,093,456
5.86%, 09/14/26, (1-year CMT + 2.300%)(a)	4,680	4,714,452
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)	3,660	3,808,628
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	2,410	2,504,759
7.88%, 11/15/34, (1-year CMT + 3.300%)(a)	3,025	3,428,058
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	4,973	4,667,023
1.85%, 03/25/26	6,499	6,209,391
2.75%, 12/03/30	4,410	3,840,049
2.96%, 03/25/31(c)	4,180	3,718,770
3.23%, 11/22/32, (1-year CMT + 1.600%)(a)	4,530	3,904,338
3.31%, 06/27/29	6,112	5,779,147
3.49%, 05/28/30	4,443	4,147,233
3.80%, 02/23/28	3,784	3,671,691
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	5,423	5,333,905
4.25%, 04/11/27	6,778	6,698,262
4.38%, 04/12/28	4,694	4,637,123
5.18%, 11/19/25	6,886	6,881,842
5.29%, 08/18/27	5,823	5,923,669
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	6,060	6,164,284
5.44%, 07/15/31	5,200	5,351,268
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	4,810	4,933,467
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	5,200	5,279,165
5.59%, 08/08/28	6,100	6,310,956
Security	Par (000)	Value
Banks (continued)
6.35%, 03/14/34(c)	$6,310	$6,609,030
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	4,500	4,665,700
6.61%, 11/07/28	5,000	5,390,216
6.92%, 08/08/33	8,125	8,840,313
6.94%, 11/07/33	6,500	7,384,156
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(a)	11,123	10,671,238
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	21,418	20,320,665
1.90%, 07/23/31, (1-day SOFR + 1.530%)(a)	7,225	6,181,647
1.92%, 10/24/31, (1-day SOFR + 1.370%)(a)	12,806	10,895,071
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	12,120	11,094,722
2.30%, 07/21/32, (1-day SOFR + 1.220%)(a)	16,505	14,044,847
2.48%, 09/21/36, (5-year CMT + 1.200%)(a)	12,915	10,730,291
2.50%, 02/13/31, (3-mo. SOFR + 1.252%)(a)	16,105	14,410,104
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	11,110	10,595,100
2.57%, 10/20/32, (1-day SOFR + 1.210%)(a)	12,335	10,674,925
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	14,264	12,790,106
2.68%, 06/19/41, (1-day SOFR + 1.930%)(a)	20,407	14,926,562
2.69%, 04/22/32, (1-day SOFR + 1.320%)(a)	15,994	14,028,504
2.83%, 10/24/51, (1-day SOFR + 1.880%)(a)	4,669	3,135,231
2.88%, 10/22/30, (3-mo. SOFR + 1.452%)(a)	10,098	9,273,121
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)	17,455	15,394,112
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)	9,560	6,621,473
3.19%, 07/23/30, (3-mo. SOFR + 1.442%)(a)	10,644	9,975,091
3.25%, 10/21/27	11,560	11,205,753
3.31%, 04/22/42, (1-day SOFR + 1.580%)(a)	15,555	12,295,539
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(a)	23,542	22,690,652
3.50%, 04/19/26	12,201	12,014,345
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(a)	10,867	10,678,424
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(a)	10,671	10,389,736
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(a)	9,719	9,505,300
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(a)	12,123	11,909,687
3.85%, 03/08/37, (5-year CMT + 2.000%)(a)	5,225	4,740,257
3.95%, 01/23/49, (3-mo. SOFR + 1.452%)(a)	5,450	4,526,557
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(a)	$10,525	$10,307,222
3.97%, 02/07/30, (3-mo. SOFR + 1.472%)(a)	12,028	11,700,758
4.08%, 04/23/40, (3-mo. SOFR + 1.582%)(a)	7,349	6,564,056
4.08%, 03/20/51, (3-mo. SOFR + 3.412%)(a)	20,108	16,910,197
4.24%, 04/24/38, (3-mo. SOFR + 2.076%)(a)	10,138	9,392,627
4.25%, 10/22/26	10,833	10,769,488
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(a)	12,814	12,676,000
4.33%, 03/15/50, (3-mo. SOFR + 1.782%)(a)	11,201	9,851,021
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	8,556	8,506,202
4.44%, 01/20/48, (3-mo. SOFR + 2.252%)(a)	8,576	7,700,295
4.45%, 03/03/26	9,706	9,673,692
4.57%, 04/27/33, (1-day SOFR + 1.830%)(a)	13,900	13,600,169
4.88%, 04/01/44	2,953	2,886,682
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	11,055	11,168,499
5.00%, 01/21/44	9,515	9,481,418
5.02%, 07/22/33, (1-day SOFR + 2.160%)(a)	18,890	19,105,658
5.08%, 01/20/27, (1-day SOFR + 1.290%)(a)	12,580	12,636,111
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	14,330	14,633,371
5.29%, 04/25/34, (1-day SOFR + 1.910%)(a)	20,065	20,523,153
5.43%, 08/15/35, (1-day SOFR +1.913%)(a)	8,665	8,707,938
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)	12,040	12,465,035
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	11,130	11,623,938
5.87%, 09/15/34, (1-day SOFR + 1.840%)(a)	14,110	14,998,658
5.88%, 02/07/42	6,932	7,552,096
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	8,415	8,629,220
6.11%, 01/29/37	9,642	10,469,814
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	7,979	8,360,827
6.22%, 09/15/26	3,589	3,704,756
7.75%, 05/14/38	7,994	9,919,648
Series L, 4.18%, 11/25/27	9,283	9,194,983
Series L, 4.75%, 04/21/45	3,287	3,096,061
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(a)	13,515	12,907,554
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(a)	10,235	8,970,931
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)	5,665	4,330,558
Bank of America NA
5.53%, 08/18/26	7,815	7,994,615
6.00%, 10/15/36	6,628	7,192,207
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)	$4,920	$4,676,061
1.25%, 09/15/26	9,346	8,757,789
2.65%, 03/08/27	6,790	6,520,287
3.09%, 01/10/37, (5-year CMT + 1.400%)(a)	3,585	3,067,463
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	5,196	5,006,287
5.20%, 02/01/28	6,825	6,980,234
5.27%, 12/11/26	5,315	5,408,784
5.30%, 06/05/26	5,075	5,146,150
5.37%, 06/04/27	3,480	3,575,779
5.51%, 06/04/31	4,860	5,056,687
5.72%, 09/25/28	5,635	5,880,973
5.92%, 09/25/25	1,990	2,014,946
Series H, 4.70%, 09/14/27	5,990	6,046,271
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	1,866	1,773,284
1.05%, 10/15/26	2,776	2,594,708
1.65%, 07/14/28	2,210	2,009,618
1.65%, 01/28/31	2,012	1,692,407
1.80%, 07/28/31	2,795	2,339,932
2.05%, 01/26/27	4,265	4,057,515
2.45%, 08/17/26	4,281	4,128,457
2.50%, 01/26/32	2,335	2,028,825
2.80%, 05/04/26	4,212	4,103,489
3.00%, 10/30/28	2,389	2,257,733
3.25%, 05/16/27	3,942	3,839,157
3.30%, 08/23/29	4,389	4,144,446
3.40%, 01/29/28	4,644	4,501,589
3.44%, 02/07/28, (3-mo. SOFR + 1.331%)(a)	5,256	5,129,219
3.85%, 04/28/28	5,705	5,636,826
3.85%, 04/26/29	2,975	2,924,692
3.95%, 11/18/25	2,269	2,252,758
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	3,097	3,057,799
4.29%, 06/13/33, (1-day SOFR + 1.418%)(a)	3,472	3,351,086
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	4,255	4,276,090
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	2,575	2,595,527
4.71%, 02/01/34, (1-day SOFR + 1.512%)(a)	2,945	2,915,152
4.89%, 07/21/28, (1-day SOFR +0.840%)(a)	3,410	3,446,113
4.95%, 04/26/27, (1-day SOFR + 1.026%)(a)	6,500	6,536,088
4.97%, 04/26/34, (1-day SOFR + 1.606%)(a)	4,185	4,216,137
4.98%, 03/14/30, (1-day SOFR +1.085%)(a)	5,785	5,910,458
5.06%, 07/22/32, (1-day SOFR + 1.230%)(a)	4,800	4,906,472
5.19%, 03/14/35, (1-day SOFR + 1.418%)(a)	6,730	6,874,687
5.61%, 07/21/39, (1-day SOFR +1.770%)(a)	1,990	2,065,226
11
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 10/25/28, (1-day SOFR + 1.802%)(a)	$4,805	$5,005,030
5.83%, 10/25/33, (1-day SOFR + 2.074%)(a)	5,530	5,888,884
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	4,385	4,679,999
6.47%, 10/25/34, (1-day SOFR + 1.845%)(a)	4,590	5,098,745
Series J, 1.90%, 01/25/29	2,068	1,877,620
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,530	5,253,519
1.30%, 09/15/26	4,465	4,196,705
1.35%, 06/24/26	4,575	4,331,401
1.95%, 02/02/27	3,870	3,656,887
2.15%, 08/01/31	2,676	2,284,164
2.45%, 02/02/32	3,185	2,731,604
2.70%, 08/03/26	6,366	6,160,847
2.95%, 03/11/27	2,885	2,788,882
4.50%, 12/16/25	6,107	6,071,529
4.59%, 05/04/37, (5-year CMT + 2.050%)(a)	5,062	4,750,091
4.75%, 02/02/26	2,025	2,029,054
4.85%, 02/01/30	6,265	6,359,785
5.25%, 06/12/28	2,680	2,755,191
5.35%, 12/07/26	3,935	4,011,501
5.40%, 06/04/27	2,470	2,531,453
5.45%, 08/01/29	2,360	2,447,640
5.65%, 02/01/34	3,590	3,781,663
Bank OZK, 2.75%, 10/01/31, (3-mo. SOFR + 2.090%)(a)	1,020	817,278
BankUnited Inc.
4.88%, 11/17/25	2,123	2,106,572
5.13%, 06/11/30	1,359	1,317,792
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	8,541	8,083,463
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)	3,859	3,412,157
2.67%, 03/10/32, (1-year CMT + 1.200%)(a)	3,705	3,201,125
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)	5,883	5,070,140
3.33%, 11/24/42, (1-year CMT + 1.300%)(a)	5,730	4,291,461
3.56%, 09/23/35, (5-year CMT + 2.900%)(a)	4,665	4,199,652
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(c)	2,633	2,098,909
4.34%, 01/10/28	6,125	6,023,741
4.38%, 01/12/26	11,482	11,415,175
4.84%, 05/09/28	9,633	9,551,041
4.95%, 01/10/47	7,195	6,737,253
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(a)	7,455	7,478,937
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(a)	6,563	6,533,901
5.20%, 05/12/26	8,663	8,686,009
5.25%, 08/17/45	7,478	7,375,297
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	7,580	7,727,909
Security	Par (000)	Value
Banks (continued)
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	$4,610	$4,703,639
5.69%, 03/12/30, (1-day SOFR +1.740%)(a)	8,965	9,238,016
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)	3,880	4,013,405
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	6,880	6,979,738
6.04%, 03/12/55, (1-day SOFR + 2.420%)(a)	510	542,131
6.22%, 05/09/34, (1-day SOFR + 2.980%)(a)	8,035	8,528,843
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	4,105	4,343,525
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	1,615	1,667,148
6.69%, 09/13/34, (1-day SOFR + 2.620%)(a)	5,600	6,136,983
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)	10,010	10,999,337
7.33%, 11/02/26, (1-year CMT + 3.050%)(a)	2,804	2,874,786
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	3,726	4,002,927
7.44%, 11/02/33, (1-year CMT + 3.500%)(a)	7,845	8,938,925
BPCE SA, 3.38%, 12/02/26	2,183	2,133,757
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	4,703	4,514,227
1.25%, 06/22/26	4,180	3,951,082
3.45%, 04/07/27(c)	3,845	3,748,895
3.60%, 04/07/32	4,820	4,438,251
5.00%, 04/28/28	4,335	4,412,037
5.24%, 06/28/27	3,235	3,303,916
5.26%, 04/08/29	4,085	4,196,602
5.62%, 07/17/26	2,525	2,571,481
5.93%, 10/02/26	3,255	3,346,998
5.99%, 10/03/28	3,200	3,371,039
6.09%, 10/03/33	4,680	5,035,513
Citibank NA
4.84%, 08/06/29	7,500	7,610,447
4.93%, 08/06/26	4,660	4,699,693
5.44%, 04/30/26	9,875	10,017,767
5.49%, 12/04/26	8,850	9,045,828
5.57%, 04/30/34	5,300	5,565,928
5.80%, 09/29/28	6,610	6,936,861
5.86%, 09/29/25	6,295	6,374,096
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(a)	10,978	10,428,106
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	11,463	10,843,260
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)	4,740	4,046,885
2.56%, 05/01/32, (1-day SOFR + 1.167%)(a)	12,030	10,414,857
2.57%, 06/03/31, (1-day SOFR + 2.107%)(a)	14,920	13,260,575
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	10,572	9,522,595
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)	$6,695	$4,873,781
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	9,122	8,395,449
3.06%, 01/25/33, (1-day SOFR + 1.351%)(a)	12,845	11,299,786
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	9,310	8,983,560
3.20%, 10/21/26	12,158	11,831,370
3.40%, 05/01/26	8,890	8,730,012
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(a)	9,913	9,604,281
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(a)	11,535	11,246,689
3.70%, 01/12/26	9,342	9,226,731
3.79%, 03/17/33, (1-day SOFR + 1.939%)(a)	11,630	10,728,956
3.88%, 01/24/39, (3-mo. SOFR + 1.430%)(a)	5,706	4,986,377
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(a)	11,542	11,355,090
3.98%, 03/20/30, (3-mo. SOFR + 1.600%)(a)	11,219	10,886,066
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(a)	8,676	8,530,679
4.13%, 07/25/28	8,649	8,505,551
4.28%, 04/24/48, (3-mo. SOFR + 2.101%)(a)	6,129	5,275,474
4.30%, 11/20/26	5,268	5,234,325
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	15,049	14,797,286
4.45%, 09/29/27	14,257	14,179,056
4.60%, 03/09/26	6,680	6,662,864
4.65%, 07/30/45	4,300	3,937,672
4.65%, 07/23/48	10,998	10,016,119
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	5,150	5,165,089
4.75%, 05/18/46	9,158	8,287,734
4.91%, 05/24/33, (1-day SOFR + 2.086%)(a)	4,850	4,824,128
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	5,905	6,017,463
5.30%, 05/06/44	5,940	5,849,265
5.32%, 03/26/41, (1-day SOFR + 4.548%)(a)	6,977	6,946,492
5.45%, 06/11/35, (1-day SOFR + 1.447%)(a)	11,010	11,318,999
5.50%, 09/13/25	6,673	6,705,435
5.61%, 09/29/26, (1-day SOFR + 1.546%)(a)	12,650	12,741,852
5.83%, 02/13/35, (1-day SOFR + 2.056%)(a)	8,325	8,558,000
5.88%, 02/22/33	2,292	2,406,824
5.88%, 01/30/42	6,459	6,926,462
6.00%, 10/31/33	8,350	8,923,089
6.13%, 08/25/36	3,218	3,422,707
6.17%, 05/25/34, (1-day SOFR + 2.661%)(a)	7,390	7,797,694
6.27%, 11/17/33, (1-day SOFR + 2.338%)(a)	11,710	12,672,337
6.63%, 01/15/28	3,967	4,239,685
Security	Par (000)	Value
Banks (continued)
6.63%, 06/15/32	$5,705	$6,258,298
6.68%, 09/13/43	5,599	6,412,134
8.13%, 07/15/39	9,953	12,945,771
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	2,588	2,567,986
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	2,942	2,888,054
Citizens Financial Group Inc.
2.50%, 02/06/30	1,096	964,999
2.64%, 09/30/32	2,517	2,045,445
2.85%, 07/27/26(c)	2,905	2,793,884
3.25%, 04/30/30	3,423	3,134,859
4.30%, 12/03/25	1,259	1,245,913
5.64%, 05/21/37, (5-year CMT + 2.750%)(a)	1,945	1,880,943
5.72%, 07/23/32, (1-day SOFR + 1.910%)(a)	3,785	3,865,512
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	640	657,543
6.65%, 04/25/35, (1-day SOFR +2.325%)(a)(c)	2,925	3,158,511
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(a)	2,815	2,610,005
Comerica Inc.
4.00%, 02/01/29	3,071	2,934,003
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	1,390	1,414,918
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	1,635	1,658,605
5.50%, 09/12/25	2,885	2,913,376
Cooperatieve Rabobank UA
3.75%, 07/21/26	5,843	5,719,549
5.25%, 05/24/41	7,586	7,827,416
5.25%, 08/04/45	4,745	4,757,067
5.75%, 12/01/43	5,305	5,501,233
Cooperatieve Rabobank UA/New York
4.80%, 01/09/29	1,375	1,397,377
4.85%, 01/09/26	2,420	2,430,679
5.04%, 03/05/27	2,770	2,815,469
5.50%, 10/05/26	3,885	3,969,458
Cooperatieve Rabobank UA/NY, 4.33%, 08/28/26	1,530	1,530,191
Deutsche Bank AG, 4.10%, 01/13/26	2,674	2,656,109
Deutsche Bank AG/New York
1.69%, 03/19/26	7,363	7,050,029
2.13%, 11/24/26, (1-day SOFR + 1.870%)(a)	9,009	8,678,999
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	7,083	6,673,209
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	5,695	5,383,270
3.04%, 05/28/32, (1-day SOFR + 1.718%)(a)	2,784	2,434,362
3.55%, 09/18/31, (1-day SOFR + 3.043%)(a)	7,907	7,262,676
3.73%, 01/14/32, (1-day SOFR + 2.757%)(a)	6,275	5,542,836
3.74%, 01/07/33, (1-day SOFR + 2.257%)(a)	5,685	4,871,204
4.10%, 01/13/26	2,773	2,738,839
13
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	$3,585	$3,490,490
5.37%, 09/09/27	2,864	2,937,249
5.41%, 05/10/29	2,545	2,622,657
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	1,895	1,925,755
5.88%, 07/08/31, (1-day SOFR + 5.438%)(a)	900	910,913
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	5,065	5,331,748
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	6,230	6,631,373
7.08%, 02/10/34, (1-day SOFR + 3.650%)(a)	6,090	6,443,273
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	4,865	5,047,985
Discover Bank
2.70%, 02/06/30	2,498	2,222,951
3.45%, 07/27/26	4,418	4,293,955
4.25%, 03/13/26	2,340	2,316,591
4.65%, 09/13/28	3,417	3,404,912
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	3,089	2,893,367
2.55%, 05/05/27	3,539	3,358,375
3.95%, 03/14/28	670	657,232
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)	2,058	2,014,900
4.34%, 04/25/33, (1-day SOFR + 1.660%)(a)	1,266	1,193,996
4.77%, 07/28/30, (1-day SOFR + 2.127%)(a)	5,025	4,995,789
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)	1,770	1,818,141
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	1,350	1,420,654
6.36%, 10/27/28, (1-day SOFR + 2.192%)(a)	4,210	4,402,760
8.25%, 03/01/38	5,257	6,502,732
Fifth Third Bank NA
2.25%, 02/01/27	3,256	3,079,961
3.85%, 03/15/26	4,029	3,958,584
First Horizon Bank, 5.75%, 05/01/30(c)	1,636	1,643,747
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	1,080	1,119,211
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(a)	7,105	7,163,403
5.41%, 05/21/27, (1-day SOFR +0.750%)(a)	8,875	8,977,267
Goldman Sachs Capital I, 6.35%, 02/15/34	6,493	7,045,484
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(a)	5,577	5,309,090
1.43%, 03/09/27, (1-day SOFR + 0.798%)(a)	12,990	12,340,312
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	13,688	12,849,875
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	18,150	17,141,189
Security	Par (000)	Value
Banks (continued)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(a)	$10,495	$8,811,941
2.38%, 07/21/32, (1-day SOFR + 1.248%)(a)	10,827	9,219,887
2.60%, 02/07/30	8,831	8,010,557
2.62%, 04/22/32, (1-day SOFR + 1.281%)(a)	15,090	13,116,853
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	13,750	13,119,064
2.65%, 10/21/32, (1-day SOFR + 1.264%)(a)	12,655	10,920,219
2.91%, 07/21/42, (1-day SOFR + 1.472%)(a)	6,245	4,610,568
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)	16,960	15,004,959
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)	9,313	7,206,931
3.44%, 02/24/43, (1-day SOFR + 1.632%)(a)	8,105	6,421,130
3.50%, 11/16/26	12,986	12,702,745
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	11,105	10,843,496
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(a)	10,172	9,930,114
3.75%, 02/25/26	8,243	8,148,643
3.80%, 03/15/30	10,827	10,435,276
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(a)	10,709	10,405,387
3.85%, 01/26/27	13,594	13,404,127
4.02%, 10/31/38, (3-mo. SOFR + 1.635%)(a)	10,111	8,957,757
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(a)	13,316	13,130,482
4.25%, 10/21/25	9,904	9,833,244
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	4,236	4,215,245
4.41%, 04/23/39, (3-mo. SOFR + 1.692%)(a)	5,963	5,504,973
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	10,675	10,650,199
4.75%, 10/21/45	7,764	7,342,063
4.80%, 07/08/44	7,874	7,485,507
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	10,070	10,226,331
5.15%, 05/22/45	8,132	7,984,879
5.33%, 07/23/35, (1-day SOFR + 1.550%)(a)	10,460	10,651,089
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	10,060	10,481,468
5.85%, 04/25/35, (1-day SOFR + 1.552%)(a)	13,650	14,419,903
5.95%, 01/15/27	4,913	5,060,575
6.13%, 02/15/33	7,533	8,339,833
6.25%, 02/01/41	10,196	11,381,435
6.45%, 05/01/36	2,999	3,309,519
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	11,150	11,897,931
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)	2,345	2,599,943
6.75%, 10/01/37	23,001	25,932,361
HSBC Bank USA NA, 7.00%, 01/15/39	4,185	4,895,788
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
HSBC Bank USA NA/New York
5.63%, 08/15/35	$1,115	$1,151,972
5.88%, 11/01/34	2,240	2,395,237
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	4,760	4,390,820
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	5,820	5,277,440
2.36%, 08/18/31, (1-day SOFR + 1.947%)(a)	6,978	6,064,045
2.80%, 05/24/32, (1-day SOFR + 1.187%)(a)	12,320	10,695,325
2.85%, 06/04/31, (1-day SOFR + 2.387%)(a)	6,428	5,768,690
2.87%, 11/22/32, (1-day SOFR + 1.410%)(a)	8,515	7,355,884
3.90%, 05/25/26	600	593,070
3.97%, 05/22/30, (3-mo. SOFR + 1.872%)(a)	14,050	13,540,916
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(a)	11,971	11,760,713
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(a)	10,959	10,876,672
4.30%, 03/08/26(c)	650	646,294
4.38%, 11/23/26	6,651	6,583,383
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(a)	16,672	16,536,965
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	11,085	11,083,966
4.76%, 03/29/33, (1-day SOFR + 2.530%)(a)	7,690	7,416,137
4.95%, 03/31/30	11,620	11,815,503
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	4,410	4,471,276
5.25%, 03/14/44	6,619	6,430,634
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)	9,485	9,710,641
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	6,390	6,569,053
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	5,920	6,046,140
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	6,545	6,819,551
5.73%, 05/17/32, (1-day SOFR + 1.520%)(a)	7,000	7,265,041
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	7,095	7,249,173
6.10%, 01/14/42	3,762	4,178,496
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	8,920	9,320,952
6.25%, 03/09/34, (1-day SOFR + 2.390%)(a)	10,400	11,186,714
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)	10,405	11,376,137
6.50%, 05/02/36	9,022	9,682,677
6.50%, 09/15/37	10,482	11,263,212
6.55%, 06/20/34, (1-day SOFR + 2.980%)(a)	5,220	5,572,987
6.80%, 06/01/38	7,035	7,744,347
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)	8,300	8,525,965
Security	Par (000)	Value
Banks (continued)
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	$9,130	$9,825,385
7.40%, 11/13/34, (1-day SOFR + 3.020%)(a)	7,100	7,957,886
8.11%, 11/03/33, (1-day SOFR + 4.250%)(a)	9,160	10,695,316
HSBC USA Inc., 5.29%, 03/04/27	2,835	2,887,557
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(a)	2,230	1,781,448
2.55%, 02/04/30	2,802	2,492,209
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	2,600	2,592,481
5.02%, 05/17/33, (1-day SOFR + 2.050%)(a)	1,514	1,479,305
5.71%, 02/02/35, (1-day SOFR + 1.870%)(a)	4,880	5,004,348
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	4,300	4,514,201
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR + 1.650%)(a)	3,430	3,404,257
5.65%, 01/10/30	3,870	4,008,827
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	2,470	2,413,068
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(a)	5,586	5,323,750
2.73%, 04/01/32, (1-day SOFR + 1.316%)(a)	3,618	3,177,430
3.95%, 03/29/27	7,225	7,119,070
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	4,338	4,277,406
4.05%, 04/09/29	5,710	5,580,737
4.25%, 03/28/33, (1-day SOFR + 2.070%)(a)	3,405	3,266,281
4.55%, 10/02/28	5,561	5,554,314
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	6,775	6,929,210
5.55%, 03/19/35, (1-day SOFR + 1.770%)(a)	6,515	6,711,442
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	2,720	2,792,447
6.11%, 09/11/34, (1-day SOFR + 2.090%)(a)	4,860	5,199,988
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(a)	5,936	5,640,746
1.05%, 11/19/26, (1-day SOFR + 0.800%)(a)	5,687	5,435,094
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	8,883	8,340,661
1.58%, 04/22/27, (1-day SOFR + 0.885%)(a)	8,381	7,976,111
1.76%, 11/19/31, (3-mo. SOFR + 1.105%)(a)	4,255	3,601,837
1.95%, 02/04/32, (1-day SOFR + 1.065%)(a)	12,195	10,306,564
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	9,826	8,996,197
15
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	$8,145	$7,658,264
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	13,676	12,276,035
2.53%, 11/19/41, (3-mo. SOFR + 1.510%)(a)	6,855	4,935,499
2.55%, 11/08/32, (1-day SOFR + 1.180%)(a)	9,760	8,434,519
2.58%, 04/22/32, (3-mo. SOFR + 1.250%)(a)	10,054	8,799,308
2.74%, 10/15/30, (3-mo. SOFR + 1.510%)(a)	8,781	8,037,492
2.95%, 10/01/26	13,326	12,956,479
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	5,999	5,776,222
2.96%, 05/13/31, (3-mo. SOFR + 2.515%)(a)	7,161	6,517,168
2.96%, 01/25/33, (1-day SOFR + 1.260%)(a)	13,770	12,186,190
3.11%, 04/22/41, (3-mo. SOFR + 2.460%)(a)	7,343	5,744,660
3.11%, 04/22/51, (1-day SOFR + 2.440%)(a)	11,590	8,340,121
3.16%, 04/22/42, (1-day SOFR + 1.460%)(a)	7,060	5,518,943
3.20%, 06/15/26	7,925	7,754,573
3.30%, 04/01/26	12,674	12,449,989
3.33%, 04/22/52, (1-day SOFR + 1.580%)(a)	12,770	9,528,445
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(a)	10,283	9,950,649
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(a)	10,970	10,698,743
3.63%, 12/01/27	6,986	6,828,867
3.70%, 05/06/30, (3-mo. SOFR + 1.422%)(a)	12,811	12,334,447
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(a)	12,441	12,227,001
3.88%, 07/24/38, (3-mo. SOFR + 1.622%)(a)	11,261	10,054,106
3.90%, 01/23/49, (3-mo. SOFR + 1.482%)(a)	9,738	8,122,485
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(a)	11,383	11,262,972
3.96%, 11/15/48, (3-mo. SOFR + 1.642%)(a)	15,910	13,331,963
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(a)	8,774	8,610,482
4.03%, 07/24/48, (3-mo. SOFR + 1.722%)(a)	8,351	7,083,762
4.13%, 12/15/26	11,461	11,385,304
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(a)	12,147	11,990,305
4.25%, 10/01/27	7,073	7,060,689
4.26%, 02/22/48, (3-mo. SOFR + 1.842%)(a)	10,224	9,039,491
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	14,098	14,027,750
4.45%, 12/05/29, (3-mo. SOFR + 1.592%)(a)	10,866	10,822,770
Security	Par (000)	Value
Banks (continued)
4.49%, 03/24/31, (3-mo. SOFR + 3.790%)(a)	$13,370	$13,321,989
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	8,966	8,964,031
4.59%, 04/26/33, (1-day SOFR + 1.800%)(a)	8,490	8,373,600
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	10,190	10,281,672
4.85%, 02/01/44	6,591	6,462,147
4.91%, 07/25/33, (1-day SOFR + 2.080%)(a)	17,670	17,777,840
4.95%, 06/01/45	6,101	5,964,598
4.98%, 07/22/28, (1-day SOFR +0.930%)(a)	7,705	7,801,570
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	7,200	7,331,915
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	11,185	11,370,590
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	7,135	7,217,804
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)	6,540	6,705,348
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	10,850	11,137,766
5.34%, 01/23/35, (1-day SOFR + 1.620%)(a)	7,645	7,872,833
5.35%, 06/01/34, (1-day SOFR + 1.845%)(a)	15,890	16,375,966
5.40%, 01/06/42	7,509	7,840,233
5.50%, 10/15/40	6,119	6,449,707
5.57%, 04/22/28, (1-day SOFR +0.930%)(a)	10,430	10,692,815
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	11,270	11,734,321
5.60%, 07/15/41	9,435	10,076,680
5.63%, 08/16/43	7,238	7,697,079
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)	15,775	16,514,728
5.77%, 04/22/35, (1-day SOFR + 1.490%)(a)	14,385	15,271,966
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	8,710	8,993,038
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	8,210	8,675,378
6.25%, 10/23/34, (1-day SOFR + 1.810%)(a)	12,835	14,052,592
6.40%, 05/15/38	11,301	13,079,117
7.63%, 10/15/26	5,996	6,370,241
8.00%, 04/29/27	9,101	9,976,798
8.75%, 09/01/30	1,674	2,024,383
JPMorgan Chase Bank NA, 5.11%, 12/08/26	8,575	8,717,008
KeyBank NA
4.70%, 01/26/26	360	358,545
5.00%, 01/26/33	3,353	3,271,310
KeyBank NA/Cleveland OH
3.40%, 05/20/26	3,025	2,931,712
3.90%, 04/13/29	1,908	1,791,085
4.39%, 12/14/27	1,300	1,277,162
4.90%, 08/08/32(c)	3,395	3,219,156
5.85%, 11/15/27(c)	4,178	4,297,044
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.95%, 02/01/28	$510	$536,220
KeyCorp
2.25%, 04/06/27	3,144	2,952,219
2.55%, 10/01/29	3,776	3,380,769
4.10%, 04/30/28	2,741	2,672,252
4.15%, 10/29/25	2,010	1,991,485
4.79%, 06/01/33, (1-day SOFR + 2.060%)(a)	3,388	3,262,964
6.40%, 03/06/35, (1-day SOFR + 2.420%)(a)	4,855	5,198,637
Korea Development Bank (The)
0.80%, 07/19/26	1,300	1,217,048
1.00%, 09/09/26	1,020	954,533
1.63%, 01/19/31	3,255	2,724,219
2.00%, 09/12/26(c)	1,025	978,421
2.00%, 10/25/31	4,190	3,531,804
2.25%, 02/24/27	1,160	1,106,404
3.00%, 01/13/26	3,958	3,884,302
3.38%, 09/16/25	3,765	3,718,075
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(d)	10,740	6,639,494
0.00%, 06/29/37(c)(d)	14,383	8,435,569
0.63%, 01/22/26	10,636	10,127,704
0.75%, 09/30/30	4,609	3,851,214
1.00%, 10/01/26	6,164	5,801,164
1.75%, 09/14/29	9,637	8,733,852
2.88%, 04/03/28	10,892	10,548,647
3.00%, 05/20/27	1,865	1,823,345
3.63%, 04/01/26	6,670	6,617,178
3.75%, 02/15/28	3,820	3,810,447
3.88%, 06/15/28	5,258	5,270,273
4.00%, 03/15/29	3,070	3,094,030
4.13%, 07/15/33	10,985	11,080,068
4.38%, 03/01/27	3,448	3,486,696
4.38%, 02/28/34	1,420	1,461,804
4.63%, 08/07/26	12,512	12,649,491
4.75%, 10/29/30	2,055	2,157,226
5.00%, 03/16/26	4,245	4,298,191
5.13%, 09/29/25	5,775	5,820,633
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	5,885	5,590,974
0.88%, 09/03/30	6,665	5,594,066
1.75%, 07/27/26	3,515	3,367,238
3.88%, 09/28/27	1,670	1,668,391
3.88%, 06/14/28	1,633	1,634,078
4.63%, 04/17/29	450	464,779
5.00%, 10/24/33	1,900	2,037,000
Series 37, 2.50%, 11/15/27	1,452	1,391,936
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	3,310	3,139,436
3.37%, 12/14/46, (5-year CMT + 1.500%)(a)	6,817	4,941,455
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(a)	6,677	6,451,163
3.75%, 01/11/27	5,699	5,591,255
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	5,230	5,112,665
4.34%, 01/09/48	7,109	5,840,973
4.38%, 03/22/28	3,983	3,950,257
4.55%, 08/16/28	7,153	7,132,637
Security	Par (000)	Value
Banks (continued)
4.58%, 12/10/25	$6,593	$6,542,863
4.65%, 03/24/26	6,589	6,547,728
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)	2,545	2,525,934
5.30%, 12/01/45(c)	3,949	3,785,154
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	5,610	5,700,481
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)	8,290	8,568,064
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	4,110	4,263,481
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	3,135	3,248,950
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	7,255	7,416,430
7.95%, 11/15/33, (1-year CMT + 3.750%)(a)	4,615	5,333,142
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR + 1.780%)(a)	2,345	2,337,679
5.05%, 01/27/34, (1-day SOFR + 1.850%)(a)	3,605	3,499,482
6.08%, 03/13/32, (1-day SOFR + 2.260%)(a)	4,580	4,762,930
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	2,415	2,630,827
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	2,200	2,115,854
4.65%, 01/27/26	3,025	3,006,099
4.70%, 01/27/28	3,735	3,709,635
5.40%, 11/21/25	2,525	2,531,597
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	8,280	7,814,769
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	5,835	5,485,367
2.05%, 07/17/30	3,375	2,924,094
2.31%, 07/20/32, (1-year CMT + 0.950%)(a)	7,774	6,624,729
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	8,000	7,592,201
2.49%, 10/13/32, (1-year CMT + 0.970%)(a)	3,994	3,423,287
2.56%, 02/25/30	4,700	4,229,871
2.76%, 09/13/26	3,665	3,538,772
2.85%, 01/19/33, (1-year CMT + 1.100%)(a)	4,950	4,319,452
3.20%, 07/18/29	9,024	8,484,337
3.29%, 07/25/27	3,857	3,743,362
3.68%, 02/22/27	4,119	4,046,007
3.74%, 03/07/29	6,309	6,136,684
3.75%, 07/18/39	6,675	5,835,580
3.85%, 03/01/26	3,924	3,879,182
3.96%, 03/02/28	5,468	5,387,181
4.05%, 09/11/28	4,366	4,312,436
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	3,860	3,812,317
4.15%, 03/07/39(c)	2,491	2,286,325
4.29%, 07/26/38(c)	2,697	2,544,740
4.32%, 04/19/33, (1-year CMT + 1.550%)(a)	2,755	2,651,322
17
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	$5,330	$5,398,962
5.13%, 07/20/33, (1-year CMT + 2.125%)(a)	5,985	6,070,358
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	2,365	2,413,433
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	3,770	3,863,038
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	4,830	4,932,214
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	3,145	3,261,119
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	4,795	4,915,047
5.43%, 04/17/35, (1-year CMT + 1.000%)(a)	6,520	6,724,691
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)	3,670	3,810,604
5.47%, 09/13/33, (1-year CMT + 2.125%)(a)	3,120	3,233,282
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	3,405	3,527,055
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	3,903	3,681,489
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	4,133	3,903,010
1.98%, 09/08/31, (3-mo. SOFR + 1.532%)(a)	3,760	3,201,449
2.17%, 05/22/32, (1-year CMT + 0.870%)(a)	2,078	1,742,030
2.20%, 07/10/31, (3-mo. SOFR + 1.772%)(a)	4,255	3,684,713
2.26%, 07/09/32, (1-year CMT + 0.900%)(a)	2,720	2,291,404
2.56%, 09/13/31	3,915	3,304,352
2.59%, 05/25/31, (3-mo. SOFR + 1.332%)(a)	2,193	1,949,317
2.84%, 09/13/26	3,017	2,916,525
2.87%, 09/13/30, (3-mo. SOFR + 1.572%)(a)	2,620	2,395,668
3.15%, 07/16/30, (3-mo. SOFR + 1.392%)(a)	3,753	3,488,958
3.17%, 09/11/27	4,663	4,488,133
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	2,420	2,269,729
3.66%, 02/28/27	2,672	2,617,685
4.02%, 03/05/28	5,425	5,340,660
4.25%, 09/11/29, (3-mo. SOFR + 1.532%)(a)	4,920	4,835,802
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	3,955	4,064,212
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	2,190	2,249,161
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	4,350	4,450,781
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	3,525	3,664,190
5.59%, 07/10/35, (1-year CMT + 1.300%)(a)	3,350	3,472,423
Security	Par (000)	Value
Banks (continued)
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	$2,970	$3,066,626
5.67%, 09/13/33, (1-year CMT + 2.400%)(a)	2,880	2,999,421
5.74%, 05/27/31, (1-year CMT + 1.650%)(a)	3,130	3,268,960
5.75%, 05/27/34, (1-year CMT + 1.800%)(a)	3,420	3,590,327
5.75%, 07/06/34, (1-year CMT + 1.900%)(a)	4,350	4,562,991
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	7,180	7,459,683
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(a)	11,049	10,507,676
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	12,204	11,510,416
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	9,193	8,734,398
1.79%, 02/13/32, (1-day SOFR + 1.034%)(a)	8,960	7,451,963
1.93%, 04/28/32, (1-day SOFR + 1.020%)(a)	14,645	12,229,898
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)	16,107	13,632,575
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	9,575	9,115,698
2.48%, 09/16/36, (1-day SOFR + 1.360%)(a)	14,843	12,243,524
2.51%, 10/20/32, (1-day SOFR + 1.200%)(a)	10,058	8,620,000
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	17,167	15,539,820
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)	9,374	6,295,860
2.94%, 01/21/33, (1-day SOFR + 1.290%)(a)	9,353	8,216,427
3.13%, 07/27/26	13,292	12,958,468
3.22%, 04/22/42, (1-day SOFR + 1.485%)(a)	6,341	4,971,324
3.59%, 07/22/28(a)	14,452	14,043,841
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	7,644	7,249,517
3.63%, 01/20/27	12,375	12,182,277
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(a)	8,304	8,097,560
3.88%, 01/27/26	14,182	14,029,353
3.95%, 04/23/27	9,210	9,078,051
3.97%, 07/22/38(a)	8,835	7,857,586
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	8,950	8,865,747
4.30%, 01/27/45	11,314	10,145,953
4.35%, 09/08/26	10,194	10,137,779
4.38%, 01/22/47	9,875	8,840,547
4.43%, 01/23/30, (3-mo. SOFR + 1.890%)(a)	11,763	11,688,721
4.46%, 04/22/39, (3-mo. SOFR + 1.693%)(a)	4,597	4,315,673
4.89%, 07/20/33, (1-day SOFR + 2.076%)(a)	7,585	7,559,187
5.00%, 11/24/25	9,981	9,997,668
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.04%, 07/19/30, (1-day SOFR +1.215%)(a)	$7,695	$7,823,944
5.05%, 01/28/27, (1-day SOFR + 1.295%)(a)	3,095	3,112,750
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	7,345	7,469,732
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	11,060	11,265,097
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	11,565	11,800,804
5.25%, 04/21/34, (1-day SOFR + 1.870%)(a)	13,375	13,594,240
5.30%, 04/20/37, (1-day SOFR + 2.620%)(a)	8,370	8,320,841
5.32%, 07/19/35, (1-day SOFR +1.555%)(a)	7,395	7,552,705
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)	9,005	9,250,491
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	5,310	5,473,790
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)	8,955	9,223,751
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)	9,285	9,885,892
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	9,600	9,850,439
5.66%, 04/18/30, (1-day SOFR +1.260%)(a)	8,560	8,909,230
5.83%, 04/19/35, (1-day SOFR +1.580%)(a)	13,785	14,576,084
5.94%, 02/07/39, (5-year CMT + 1.800%)(a)	5,290	5,466,845
5.95%, 01/19/38, (5-year CMT + 2.430%)(a)	8,305	8,599,782
6.14%, 10/16/26, (1-day SOFR + 1.770%)(a)	1,420	1,438,460
6.25%, 08/09/26	6,351	6,552,518
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	7,133	7,499,301
6.34%, 10/18/33, (1-day SOFR + 2.560%)(a)	12,590	13,796,196
6.38%, 07/24/42	9,163	10,545,017
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	5,785	6,163,116
6.63%, 11/01/34, (1-day SOFR + 2.050%)(a)	8,390	9,359,033
7.25%, 04/01/32	11,894	13,942,375
Morgan Stanley Bank NA
4.75%, 04/21/26	8,583	8,622,521
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	6,350	6,398,554
4.97%, 07/14/28, (1-day SOFR +0.930%)(a)	3,115	3,155,293
5.50%, 05/26/28, (1-day SOFR +0.865%)(a)	8,620	8,841,074
5.88%, 10/30/26	8,615	8,870,244
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,506	5,323,222
3.38%, 01/14/26	5,924	5,840,602
3.91%, 06/09/27	365	361,138
4.75%, 12/10/25	3,825	3,837,574
Security	Par (000)	Value
Banks (continued)
4.79%, 01/10/29	$3,180	$3,237,772
4.90%, 06/13/28	3,380	3,453,434
4.94%, 01/12/28	4,095	4,169,026
4.97%, 01/12/26	3,109	3,128,970
5.09%, 06/11/27	3,610	3,685,216
National Bank of Canada
5.60%, 07/02/27, (1-day SOFR +1.036%)(a)	2,955	3,001,343
5.60%, 12/18/28	3,535	3,673,105
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	7,990	7,560,447
3.03%, 11/28/35, (5-year CMT + 2.350%)(a)	4,383	3,856,503
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	5,457	5,229,574
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(a)	3,084	3,035,114
4.80%, 04/05/26	7,513	7,516,424
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(a)	6,895	6,913,925
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	4,940	4,964,255
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(a)	8,500	8,593,494
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	3,280	3,356,753
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	2,910	2,964,465
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)	6,230	6,517,146
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	4,190	4,351,728
5.85%, 03/02/27, (1-year CMT + 1.350%)(a)	3,395	3,443,575
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)	3,950	4,205,068
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	3,640	3,807,821
7.47%, 11/10/26, (1-year CMT + 2.850%)(a)	6,355	6,529,108
Northern Trust Corp.
1.95%, 05/01/30	5,736	5,065,601
3.15%, 05/03/29	3,872	3,704,160
3.38%, 05/08/32, (3-mo. LIBOR US + 1.131%)(a)	4,511	4,372,951
3.65%, 08/03/28	1,090	1,072,360
3.95%, 10/30/25	5,766	5,720,376
4.00%, 05/10/27	12,025	11,974,917
6.13%, 11/02/32	3,176	3,482,242
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	2,950	2,830,302
0.50%, 02/02/26	4,580	4,346,001
3.63%, 09/09/27(c)	1,815	1,799,449
3.75%, 09/05/29	530	528,070
4.13%, 01/20/26	2,310	2,305,318
4.13%, 01/18/29	4,855	4,901,499
4.25%, 03/01/28(c)	1,795	1,814,696
4.63%, 11/03/25	1,900	1,905,555
4.75%, 05/21/27	4,300	4,388,937
5.00%, 10/23/26	2,000	2,039,274
19
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
PNC Bank NA
2.70%, 10/22/29	$3,887	$3,528,014
3.10%, 10/25/27	5,778	5,543,397
3.25%, 01/22/28	4,274	4,101,317
4.05%, 07/26/28	6,139	6,038,639
4.20%, 11/01/25	2,863	2,841,287
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	3,686	3,460,359
2.31%, 04/23/32, (1-day SOFR + 0.979%)(a)	3,948	3,380,715
2.55%, 01/22/30	9,307	8,457,169
2.60%, 07/23/26	4,131	3,986,115
3.15%, 05/19/27	4,117	3,986,978
3.45%, 04/23/29	8,240	7,920,229
4.63%, 06/06/33, (1-day SOFR + 1.850%)(a)	4,292	4,145,177
4.76%, 01/26/27, (1-day SOFR + 1.085%)(a)	7,055	7,047,282
5.07%, 01/24/34, (1-day SOFR + 1.933%)(a)	7,070	7,067,471
5.10%, 07/23/27, (1-day SOFR +0.796%)(a)	5,605	5,654,028
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	4,775	4,857,131
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	4,535	4,659,668
5.40%, 07/23/35, (1-day SOFR +1.599%)(a)	2,580	2,642,804
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	6,475	6,696,357
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	4,620	4,771,358
5.68%, 01/22/35, (1-day SOFR + 1.902%)(a)	3,330	3,471,457
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)	4,005	4,239,869
6.04%, 10/28/33, (1-day SOFR + 2.140%)(a)	5,860	6,231,504
6.62%, 10/20/27, (1-day SOFR + 1.730%)(a)	4,615	4,799,692
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)	9,765	10,988,339
Regions Bank/Birmingham AL, 6.45%, 06/26/37	2,545	2,705,129
Regions Financial Corp.
1.80%, 08/12/28	1,430	1,279,435
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	2,735	2,806,884
7.38%, 12/10/37	2,143	2,482,475
Royal Bank of Canada
0.88%, 01/20/26	5,994	5,707,594
1.15%, 07/14/26	6,632	6,248,329
1.20%, 04/27/26	8,005	7,603,006
1.40%, 11/02/26	4,363	4,101,137
2.05%, 01/21/27	1,845	1,751,752
2.30%, 11/03/31	6,205	5,357,364
3.63%, 05/04/27	5,024	4,941,018
3.88%, 05/04/32	4,080	3,874,899
4.24%, 08/03/27	5,719	5,721,090
4.65%, 01/27/26	7,232	7,220,111
4.88%, 01/12/26	5,115	5,140,101
Security	Par (000)	Value
Banks (continued)
4.88%, 01/19/27	$4,900	$4,956,263
4.90%, 01/12/28	4,405	4,476,179
4.95%, 02/01/29	2,650	2,710,918
4.97%, 08/02/30, (1-day SOFR +1.000%)(a)	6,855	6,973,677
5.00%, 02/01/33	6,560	6,688,756
5.00%, 05/02/33(c)	3,330	3,411,260
5.07%, 07/23/27, (1-day SOFR +0.790%)(a)	7,710	7,798,282
5.15%, 02/01/34	4,780	4,897,061
5.20%, 07/20/26	5,300	5,379,562
5.20%, 08/01/28	3,400	3,507,963
6.00%, 11/01/27	5,415	5,676,489
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	4,365	4,099,115
3.24%, 10/05/26	4,264	4,119,806
4.40%, 07/13/27	4,043	3,996,185
5.81%, 09/09/26, (1-day SOFR + 2.328%)(a)	2,210	2,217,907
6.12%, 05/31/27, (1-day SOFR +1.232%)(a)	1,915	1,947,020
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	2,975	3,081,688
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)	2,110	2,189,069
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	4,355	4,541,791
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	1,915	2,003,881
7.66%, 11/09/31, (1-day SOFR + 3.280%)(a)	2,660	2,967,452
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	4,932	4,657,349
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	4,378	4,135,640
2.90%, 03/15/32, (1-day SOFR + 1.475%)(a)	1,415	1,232,853
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(a)	4,041	3,916,630
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	4,445	4,662,273
6.83%, 11/21/26, (1-day SOFR + 2.749%)(a)	3,870	3,948,461
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	1,515	1,429,748
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	3,045	2,889,645
2.20%, 03/03/31	3,930	3,423,659
2.40%, 01/24/30	4,388	4,001,451
2.62%, 02/07/33, (1-day SOFR + 1.002%)(a)	3,055	2,655,262
2.65%, 05/19/26	3,486	3,386,758
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	4,420	4,041,712
3.15%, 03/30/31, (1-day SOFR + 2.650%)(a)	3,001	2,803,284
4.14%, 12/03/29, (3-mo. SOFR + 1.292%)(a)	2,003	1,978,918
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.16%, 08/04/33, (1-day SOFR + 1.726%)(a)	$4,200	$4,040,262
4.42%, 05/13/33, (1-day SOFR + 1.605%)(a)	2,245	2,202,346
4.53%, 02/20/29, (1-day SOFR +1.018%)(a)	3,695	3,701,221
4.82%, 01/26/34, (1-day SOFR + 1.567%)(a)	2,485	2,480,658
4.99%, 03/18/27	5,130	5,215,906
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)	3,785	3,867,565
5.27%, 08/03/26	5,735	5,826,942
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	3,745	3,922,754
5.75%, 11/04/26, (1-day SOFR + 1.353%)(a)	2,540	2,566,880
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	1,960	2,045,588
6.12%, 11/21/34, (1-day SOFR + 1.958%)(a)	2,710	2,908,952
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	3,290	3,128,125
1.40%, 09/17/26	9,005	8,444,279
1.71%, 01/12/31	2,625	2,179,679
1.90%, 09/17/28	9,175	8,278,906
2.13%, 07/08/30	5,865	5,096,159
2.14%, 09/23/30	3,056	2,638,696
2.17%, 01/14/27	1,889	1,788,260
2.22%, 09/17/31	3,045	2,569,374
2.30%, 01/12/41	2,000	1,390,789
2.47%, 01/14/29	1,815	1,663,809
2.63%, 07/14/26	9,193	8,881,670
2.72%, 09/27/29	1,896	1,730,951
2.75%, 01/15/30	5,715	5,189,686
2.93%, 09/17/41	4,050	3,032,921
3.01%, 10/19/26	6,818	6,603,631
3.04%, 07/16/29	10,835	10,083,557
3.05%, 01/14/42	2,325	1,799,178
3.20%, 09/17/29	1,716	1,598,960
3.35%, 10/18/27(c)	3,929	3,790,480
3.36%, 07/12/27	3,336	3,239,438
3.45%, 01/11/27	4,072	3,978,198
3.54%, 01/17/28	4,136	4,005,471
3.78%, 03/09/26	7,326	7,232,862
3.94%, 07/19/28	3,614	3,545,805
4.31%, 10/16/28(c)	3,862	3,852,041
5.32%, 07/09/29	3,790	3,899,016
5.42%, 07/09/31	3,230	3,344,746
5.46%, 01/13/26	6,115	6,170,943
5.52%, 01/13/28	8,290	8,536,849
5.56%, 07/09/34	3,300	3,437,147
5.71%, 01/13/30	5,210	5,461,902
5.72%, 09/14/28	5,295	5,509,305
5.77%, 01/13/33	7,550	8,002,103
5.78%, 07/13/33	3,225	3,422,327
5.80%, 07/13/28	2,910	3,035,839
5.81%, 09/14/33(c)	4,640	4,948,936
5.84%, 07/09/44	830	876,021
5.85%, 07/13/30	3,300	3,488,720
5.88%, 07/13/26	3,380	3,455,467
6.18%, 07/13/43	1,850	2,064,338
Security	Par (000)	Value
Banks (continued)
Synchrony Bank, 5.63%, 08/23/27	$4,267	$4,328,510
Synovus Bank, 5.63%, 02/15/28	1,165	1,160,898
Toronto-Dominion Bank (The)
0.75%, 09/11/25	4,730	4,550,991
0.75%, 01/06/26	6,525	6,206,367
1.20%, 06/03/26	6,425	6,072,490
1.25%, 09/10/26	6,803	6,391,899
1.95%, 01/12/27(c)	3,840	3,642,506
2.00%, 09/10/31	5,873	4,980,205
2.45%, 01/12/32	3,425	2,949,282
2.80%, 03/10/27	6,240	6,001,708
3.20%, 03/10/32	6,930	6,226,162
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	7,736	7,520,632
4.11%, 06/08/27	7,715	7,646,075
4.46%, 06/08/32	5,880	5,751,397
4.69%, 09/15/27	6,135	6,181,713
4.98%, 04/05/27	4,355	4,414,813
4.99%, 04/05/29	3,730	3,798,615
5.10%, 01/09/26	1,770	1,781,970
5.16%, 01/10/28	5,180	5,288,231
5.26%, 12/11/26(c)	2,840	2,891,795
5.52%, 07/17/28	5,060	5,239,369
5.53%, 07/17/26	5,765	5,870,897
Truist Bank
2.25%, 03/11/30	5,885	5,116,954
3.30%, 05/15/26	6,774	6,611,301
3.63%, 09/16/25	6,144	6,051,424
3.80%, 10/30/26	6,476	6,339,847
4.05%, 11/03/25	3,210	3,184,469
Truist Financial Corp.
1.13%, 08/03/27	3,952	3,594,722
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)	4,346	4,108,767
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	4,990	4,509,185
1.95%, 06/05/30	3,250	2,806,765
3.88%, 03/19/29	4,026	3,884,846
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	3,895	3,830,331
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	4,420	4,431,075
4.92%, 07/28/33, (1-day SOFR + 2.240%)(a)	5,640	5,451,427
5.12%, 01/26/34, (1-day SOFR + 1.852%)(a)	3,180	3,163,027
5.15%, 08/05/32, (1-day SOFR + 1.571%)(a)	4,660	4,712,855
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	3,185	3,265,343
5.71%, 01/24/35, (1-day SOFR + 1.922%)(a)	7,545	7,813,644
5.87%, 06/08/34, (1-day SOFR + 2.361%)(a)	7,445	7,772,387
5.90%, 10/28/26, (1-day SOFR + 1.626%)(a)	4,145	4,186,263
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	4,495	4,590,063
6.12%, 10/28/33, (1-day SOFR + 2.300%)(a)	4,878	5,191,751
21
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	$4,775	$5,188,607
U.S. Bancorp
1.38%, 07/22/30	3,358	2,824,508
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	4,990	4,720,201
2.49%, 11/03/36, (5-year CMT + 0.950%)(a)	8,070	6,690,667
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)	6,413	5,522,223
3.00%, 07/30/29	5,849	5,429,353
3.10%, 04/27/26	4,621	4,507,386
3.90%, 04/26/28	6,324	6,220,233
3.95%, 11/17/25	3,345	3,318,186
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	7,590	7,591,106
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	4,845	4,850,704
4.84%, 02/01/34, (1-day SOFR + 1.600%)(a)	5,255	5,167,306
4.97%, 07/22/33, (1-day SOFR + 2.110%)(a)	8,020	7,872,015
5.10%, 07/23/30, (1-day SOFR +1.250%)(a)	7,525	7,660,744
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	3,160	3,247,941
5.68%, 01/23/35, (1-day SOFR + 1.860%)(a)	9,290	9,673,402
5.73%, 10/21/26, (1-day SOFR + 1.430%)(a)	6,190	6,252,243
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	3,065	3,184,012
5.84%, 06/12/34, (1-day SOFR + 2.260%)(a)	3,530	3,708,287
5.85%, 10/21/33, (1-day SOFR + 2.090%)(a)	9,205	9,668,323
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	3,015	3,150,696
Series V, 2.38%, 07/22/26	5,917	5,716,616
Series X, 3.15%, 04/27/27	5,557	5,408,270
UBS AG/London
1.25%, 06/01/26	1,589	1,502,917
4.50%, 06/26/48	1,965	1,807,605
5.65%, 09/11/28	4,030	4,192,810
5.80%, 09/11/25	4,475	4,521,952
UBS AG/Stamford CT
1.25%, 08/07/26	5,783	5,437,752
5.00%, 07/09/27	7,680	7,789,830
7.50%, 02/15/28	6,975	7,610,237
UBS Group AG
4.55%, 04/17/26	8,599	8,572,337
4.88%, 05/15/45	8,582	8,092,726
Wachovia Corp.
5.50%, 08/01/35	7,970	8,201,899
7.57%, 08/01/26(e)	975	1,023,967
Webster Financial Corp., 4.10%, 03/25/29	1,625	1,554,064
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	13,351	12,592,737
2.57%, 02/11/31, (3-mo. SOFR + 1.262%)(a)	14,673	13,164,019
Security	Par (000)	Value
Banks (continued)
2.88%, 10/30/30, (3-mo. SOFR + 1.432%)(a)	$14,312	$13,115,909
3.00%, 04/22/26	14,595	14,250,374
3.00%, 10/23/26	14,783	14,356,430
3.07%, 04/30/41, (1-day SOFR + 2.530%)(a)	15,865	12,143,263
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(a)	10,448	10,185,099
3.35%, 03/02/33, (1-day SOFR + 1.500%)(a)	12,890	11,612,855
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	14,165	13,792,036
3.55%, 09/29/25	11,380	11,236,680
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(a)	14,439	14,049,242
3.90%, 05/01/45	8,681	7,233,242
4.10%, 06/03/26	10,427	10,327,997
4.15%, 01/24/29	13,082	12,929,855
4.30%, 07/22/27	10,371	10,328,133
4.40%, 06/14/46	9,232	7,846,807
4.48%, 04/04/31, (3-mo. SOFR + 4.032%)(a)	9,172	9,075,824
4.61%, 04/25/53, (1-day SOFR + 2.130%)(a)	13,645	12,352,992
4.65%, 11/04/44	9,093	8,111,877
4.75%, 12/07/46	9,010	8,063,751
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	10,325	10,383,318
4.90%, 07/25/33, (1-day SOFR + 2.100%)(a)	15,255	15,178,203
4.90%, 11/17/45	8,273	7,581,439
5.01%, 04/04/51, (3-mo. SOFR + 4.502%)(a)	23,381	22,439,412
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	10,345	10,557,845
5.38%, 02/07/35	2,190	2,287,827
5.38%, 11/02/43	9,228	9,135,376
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)	12,890	13,199,672
5.50%, 01/23/35, (1-day SOFR + 1.780%)(a)	13,795	14,220,187
5.56%, 07/25/34, (1-day SOFR + 1.990%)(a)	15,124	15,612,818
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	12,900	13,323,903
5.61%, 01/15/44	10,805	10,962,341
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	13,815	14,186,562
5.95%, 12/01/86	1,921	1,992,580
6.00%, 10/28/25(c)	610	610,487
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	9,160	9,720,527
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)	13,750	15,133,103
Series B, 7.95%, 11/15/29	1,684	1,928,481
Wells Fargo Bank NA
4.81%, 01/15/26	5,350	5,367,838
5.25%, 12/11/26	9,425	9,605,576
5.45%, 08/07/26	9,130	9,300,277
5.85%, 02/01/37	5,049	5,346,194
5.95%, 08/26/36	3,682	3,954,286
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.60%, 01/15/38	$5,531	$6,283,990
Westpac Banking Corp.
1.15%, 06/03/26	6,795	6,429,311
1.95%, 11/20/28(c)	5,490	4,998,308
2.15%, 06/03/31	4,770	4,133,244
2.65%, 01/16/30	3,339	3,072,653
2.67%, 11/15/35, (5-year CMT + 1.750%)(a)	5,724	4,932,473
2.70%, 08/19/26	4,581	4,440,372
2.85%, 05/13/26	7,155	6,974,380
2.96%, 11/16/40(c)	4,118	3,020,876
3.02%, 11/18/36, (5-year CMT + 1.530%)(a)	7,125	6,112,648
3.13%, 11/18/41	4,244	3,147,374
3.35%, 03/08/27	4,465	4,370,087
3.40%, 01/25/28	4,660	4,526,522
4.04%, 08/26/27(c)	2,196	2,184,954
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	5,528	5,294,503
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	6,778	6,684,859
4.42%, 07/24/39	4,191	3,897,333
5.05%, 04/16/29	4,275	4,401,314
5.20%, 04/16/26	4,415	4,469,434
5.41%, 08/10/33, (1-year CMT + 2.680%)(a)	1,955	1,979,925
5.46%, 11/18/27	6,482	6,695,784
5.51%, 11/17/25	4,600	4,656,049
5.54%, 11/17/28	4,515	4,729,479
6.82%, 11/17/33	3,095	3,450,927
Wintrust Financial Corp., 4.85%, 06/06/29	897	866,418
Zions Bancorp NA, 3.25%, 10/29/29	2,341	2,050,991
		6,291,469,547
Beverages — 0.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26	480	474,847
4.70%, 02/01/36	22,708	22,449,937
4.90%, 02/01/46	38,596	37,068,162
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	4,378	4,093,643
4.70%, 02/01/36	3,271	3,233,674
4.90%, 02/01/46	6,434	6,160,501
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	6,251	6,005,444
3.75%, 07/15/42	570	484,278
4.00%, 04/13/28	10,605	10,537,787
4.35%, 06/01/40	5,439	5,020,721
4.38%, 04/15/38	5,723	5,419,363
4.44%, 10/06/48	8,105	7,253,963
4.50%, 06/01/50	505	471,685
4.60%, 04/15/48	2,639	2,448,757
4.75%, 01/23/29	18,138	18,477,627
4.75%, 04/15/58	3,130	2,929,063
4.90%, 01/23/31	5,049	5,187,184
4.95%, 01/15/42	5,965	5,856,254
5.00%, 06/15/34	3,628	3,719,121
5.45%, 01/23/39	8,485	8,919,588
5.55%, 01/23/49	16,150	16,901,827
5.80%, 01/23/59	7,816	8,578,140
Security	Par (000)	Value
Beverages (continued)
5.88%, 06/15/35	$1,965	$2,147,439
8.00%, 11/15/39	2,630	3,435,147
8.20%, 01/15/39	5,691	7,525,114
Brown-Forman Corp.
4.00%, 04/15/38	1,316	1,192,030
4.50%, 07/15/45	1,790	1,649,942
4.75%, 04/15/33	2,690	2,718,347
Coca-Cola Co. (The)
1.00%, 03/15/28	5,454	4,927,125
1.38%, 03/15/31	4,390	3,664,143
1.45%, 06/01/27	4,767	4,455,165
1.50%, 03/05/28	5,072	4,653,673
1.65%, 06/01/30	5,549	4,824,597
2.00%, 03/05/31	4,266	3,716,185
2.13%, 09/06/29	5,653	5,147,449
2.25%, 01/05/32	9,140	8,002,142
2.50%, 06/01/40	4,768	3,515,963
2.50%, 03/15/51	6,435	4,109,054
2.60%, 06/01/50	7,044	4,606,762
2.75%, 06/01/60	4,561	2,897,391
2.88%, 05/05/41	3,700	2,849,618
2.90%, 05/25/27	4,612	4,469,803
3.00%, 03/05/51	4,520	3,233,770
3.38%, 03/25/27	6,607	6,503,970
3.45%, 03/25/30	6,758	6,507,048
4.20%, 03/25/50	3,366	2,994,830
4.65%, 08/14/34	1,435	1,446,014
5.00%, 05/13/34	3,425	3,560,437
5.20%, 01/14/55	2,000	2,039,936
5.30%, 05/13/54	3,625	3,754,834
5.40%, 05/13/64	4,135	4,273,261
Coca-Cola Consolidated Inc.
3.80%, 11/25/25	3,764	3,724,757
5.25%, 06/01/29	2,500	2,579,365
5.45%, 06/01/34	2,215	2,307,973
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	4,573	3,720,745
2.75%, 01/22/30	3,888	3,560,584
5.25%, 11/26/43	2,882	2,967,630
Constellation Brands Inc.
2.25%, 08/01/31	980	835,436
2.88%, 05/01/30	2,855	2,604,633
3.15%, 08/01/29	4,377	4,103,514
3.50%, 05/09/27	2,780	2,708,453
3.60%, 02/15/28	2,405	2,329,012
3.70%, 12/06/26	3,975	3,903,285
3.75%, 05/01/50	2,390	1,844,310
4.10%, 02/15/48	2,731	2,254,503
4.35%, 05/09/27	2,725	2,713,742
4.40%, 11/15/25	3,099	3,084,596
4.50%, 05/09/47	2,335	2,040,626
4.65%, 11/15/28	3,332	3,340,909
4.75%, 12/01/25	2,767	2,767,275
4.75%, 05/09/32	895	891,189
4.80%, 01/15/29	1,995	2,015,858
4.90%, 05/01/33	3,425	3,418,353
5.00%, 02/02/26	830	830,037
5.25%, 11/15/48	2,590	2,513,809
Diageo Capital PLC
1.38%, 09/29/25	5,196	5,023,932
2.00%, 04/29/30	6,096	5,372,871
23
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.13%, 04/29/32	$4,393	$3,706,719
2.38%, 10/24/29	2,555	2,325,719
3.88%, 05/18/28	2,919	2,869,012
3.88%, 04/29/43	2,532	2,158,057
5.20%, 10/24/25	4,095	4,122,171
5.30%, 10/24/27	5,015	5,151,854
5.38%, 10/05/26	3,630	3,697,563
5.50%, 01/24/33	3,952	4,174,711
5.63%, 10/05/33	3,110	3,317,347
5.88%, 09/30/36	3,280	3,577,015
Diageo Investment Corp.
4.25%, 05/11/42	1,012	903,939
7.45%, 04/15/35	2,400	2,898,162
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50	615	466,646
4.38%, 05/10/43	340	303,069
Keurig Dr Pepper Inc.
2.25%, 03/15/31(c)	3,013	2,605,305
2.55%, 09/15/26	2,618	2,520,696
3.20%, 05/01/30	2,834	2,642,088
3.35%, 03/15/51	2,955	2,128,705
3.40%, 11/15/25	4,024	3,963,179
3.43%, 06/15/27	3,028	2,945,823
3.80%, 05/01/50	3,265	2,566,851
3.95%, 04/15/29	5,275	5,166,727
4.05%, 04/15/32	3,795	3,660,428
4.42%, 12/15/46	2,617	2,300,851
4.50%, 11/15/45	3,415	3,038,624
4.50%, 04/15/52	3,430	3,021,893
4.60%, 05/25/28	2,540	2,549,619
5.05%, 03/15/29	1,985	2,036,298
5.09%, 05/25/48	690	672,477
5.10%, 03/15/27	1,695	1,722,678
5.30%, 03/15/34	1,610	1,660,177
Series 10, 5.20%, 03/15/31	2,445	2,520,860
Molson Coors Beverage Co.
3.00%, 07/15/26	7,326	7,126,834
4.20%, 07/15/46	7,992	6,706,006
5.00%, 05/01/42	5,202	4,948,864
PepsiCo Inc.
1.40%, 02/25/31	3,875	3,243,416
1.63%, 05/01/30	4,948	4,307,835
1.95%, 10/21/31	5,425	4,649,331
2.38%, 10/06/26	4,867	4,701,441
2.63%, 03/19/27	3,958	3,815,842
2.63%, 07/29/29	5,478	5,112,403
2.63%, 10/21/41	3,180	2,329,779
2.75%, 03/19/30	7,108	6,581,379
2.75%, 10/21/51	5,035	3,376,524
2.85%, 02/24/26	4,394	4,309,337
2.88%, 10/15/49	5,037	3,535,936
3.00%, 10/15/27	6,446	6,252,441
3.38%, 07/29/49	3,440	2,620,888
3.45%, 10/06/46	3,909	3,083,531
3.50%, 03/19/40	1,855	1,558,031
3.60%, 02/18/28	5,825	5,734,949
3.60%, 08/13/42	1,670	1,382,022
3.63%, 03/19/50	5,254	4,206,902
3.88%, 03/19/60	655	534,408
3.90%, 07/18/32	5,355	5,195,213
4.00%, 03/05/42	2,025	1,790,126
Security	Par (000)	Value
Beverages (continued)
4.00%, 05/02/47	$2,395	$2,047,879
4.20%, 07/18/52	3,675	3,229,006
4.25%, 10/22/44	750	670,465
4.45%, 05/15/28	3,225	3,270,801
4.45%, 02/15/33(c)	3,310	3,420,262
4.45%, 04/14/46	3,485	3,202,878
4.50%, 07/17/29(c)	3,085	3,147,941
4.55%, 02/13/26(c)	3,306	3,318,612
4.65%, 02/15/53	3,225	3,043,497
4.80%, 07/17/34	4,335	4,418,508
4.88%, 11/01/40	1,300	1,293,997
5.13%, 11/10/26(c)	3,155	3,217,696
5.25%, 11/10/25	4,405	4,452,466
5.25%, 07/17/54	2,785	2,887,099
5.50%, 01/15/40	720	770,211
7.00%, 03/01/29	4,470	4,995,256
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	1,860	1,879,119
4.65%, 02/16/27	2,200	2,223,074
4.70%, 02/16/34	1,880	1,895,850
		607,853,470
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28	7,378	6,647,256
2.00%, 01/15/32	5,670	4,736,444
2.20%, 02/21/27	3,847	3,647,007
2.30%, 02/25/31	6,006	5,230,132
2.45%, 02/21/30	4,592	4,144,043
2.60%, 08/19/26	7,190	6,938,860
2.77%, 09/01/53	5,860	3,718,629
2.80%, 08/15/41	5,015	3,706,827
3.00%, 02/22/29	1,885	1,780,361
3.00%, 01/15/52	6,957	4,794,840
3.15%, 02/21/40	7,982	6,208,602
3.20%, 11/02/27	5,467	5,279,739
3.35%, 02/22/32	3,261	2,986,782
3.38%, 02/21/50	8,565	6,328,460
4.05%, 08/18/29	6,380	6,260,945
4.20%, 03/01/33	4,050	3,876,145
4.20%, 02/22/52	3,479	2,885,803
4.40%, 05/01/45	9,449	8,205,652
4.40%, 02/22/62	4,751	3,937,279
4.56%, 06/15/48	5,959	5,252,631
4.66%, 06/15/51	12,110	10,780,786
4.88%, 03/01/53	4,535	4,160,983
4.95%, 10/01/41	3,807	3,629,316
5.15%, 03/02/28	17,260	17,625,599
5.15%, 11/15/41	4,725	4,628,438
5.25%, 03/02/30	12,055	12,477,622
5.25%, 03/02/33	16,765	17,228,396
5.51%, 03/02/26	1,490	1,489,318
5.60%, 03/02/43	12,330	12,610,241
5.65%, 06/15/42	2,270	2,319,382
5.65%, 03/02/53	15,440	15,872,027
5.75%, 03/15/40	700	726,306
5.75%, 03/02/63	9,690	9,938,710
6.38%, 06/01/37	1,375	1,534,394
6.40%, 02/01/39	3,380	3,764,074
Baxalta Inc., 5.25%, 06/23/45	2,138	2,092,625
Biogen Inc.
2.25%, 05/01/30	7,750	6,840,021
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.15%, 05/01/50	$8,796	$5,939,989
3.25%, 02/15/51	5,441	3,763,291
4.05%, 09/15/25	8,254	8,184,875
5.20%, 09/15/45	3,202	3,041,498
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	2,841	2,745,403
3.70%, 03/15/32	3,970	3,643,038
Gilead Sciences Inc.
1.20%, 10/01/27	4,647	4,236,461
1.65%, 10/01/30	4,438	3,776,811
2.60%, 10/01/40	4,606	3,327,411
2.80%, 10/01/50	6,655	4,369,432
2.95%, 03/01/27	6,689	6,478,087
3.65%, 03/01/26	9,768	9,635,626
4.00%, 09/01/36	4,313	3,963,399
4.15%, 03/01/47	8,160	6,914,616
4.50%, 02/01/45	5,930	5,320,497
4.60%, 09/01/35	4,993	4,896,318
4.75%, 03/01/46	9,123	8,459,503
4.80%, 04/01/44	5,411	5,083,625
5.25%, 10/15/33	2,775	2,889,150
5.55%, 10/15/53	3,530	3,675,159
5.65%, 12/01/41	4,267	4,468,036
Illumina Inc.
2.55%, 03/23/31	775	663,805
5.75%, 12/13/27	3,415	3,520,826
5.80%, 12/12/25	3,355	3,389,344
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	6,142	5,254,205
2.80%, 09/15/50	4,913	3,183,973
Royalty Pharma PLC
1.20%, 09/02/25	3,074	2,962,626
1.75%, 09/02/27	4,396	4,054,609
2.15%, 09/02/31	3,189	2,681,534
2.20%, 09/02/30	3,549	3,074,270
3.30%, 09/02/40	4,682	3,556,512
3.35%, 09/02/51	3,050	2,064,539
3.55%, 09/02/50	4,447	3,145,877
5.15%, 09/02/29	3,185	3,242,584
5.40%, 09/02/34	2,605	2,636,517
5.90%, 09/02/54	2,240	2,272,482
		374,800,603
Building Materials — 0.1%
Carrier Global Corp.
2.49%, 02/15/27	2,838	2,720,069
2.70%, 02/15/31	3,490	3,110,880
2.72%, 02/15/30	9,288	8,498,770
3.38%, 04/05/40	7,355	5,940,293
3.58%, 04/05/50	5,428	4,163,558
5.90%, 03/15/34	2,412	2,602,958
6.20%, 03/15/54	959	1,087,307
CRH America Finance Inc., 5.40%, 05/21/34	1,460	1,505,412
CRH SMW Finance DAC, 5.20%, 05/21/29	1,440	1,480,758
Eagle Materials Inc., 2.50%, 07/01/31	2,480	2,158,125
Fortune Brands Innovations Inc.
3.25%, 09/15/29	3,787	3,538,294
4.00%, 03/25/32	2,155	2,023,979
4.50%, 03/25/52	2,662	2,188,689
5.88%, 06/01/33	2,264	2,397,189
Security	Par (000)	Value
Building Materials (continued)
Johnson Controls International PLC
3.90%, 02/14/26	$3,341	$3,303,994
4.50%, 02/15/47	3,272	2,866,502
4.63%, 07/02/44	2,480	2,213,617
4.95%, 07/02/64(e)	1,907	1,717,253
6.00%, 01/15/36	959	1,033,592
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,965	2,541,512
2.00%, 09/16/31	2,085	1,745,494
4.90%, 12/01/32	1,970	1,987,040
5.50%, 04/19/29	2,795	2,908,128
Lafarge SA, 7.13%, 07/15/36	930	1,071,572
Lennox International Inc.
1.70%, 08/01/27	1,693	1,567,370
5.50%, 09/15/28	2,260	2,333,173
Martin Marietta Materials Inc.
2.40%, 07/15/31	2,110	1,817,349
3.20%, 07/15/51	4,220	2,949,628
3.45%, 06/01/27	2,053	2,001,309
3.50%, 12/15/27	3,894	3,791,850
4.25%, 12/15/47	3,790	3,215,252
Series CB, 2.50%, 03/15/30	2,896	2,615,838
Masco Corp.
1.50%, 02/15/28	3,017	2,715,232
2.00%, 10/01/30	3,029	2,593,965
2.00%, 02/15/31	1,660	1,405,415
3.13%, 02/15/51	2,621	1,784,095
3.50%, 11/15/27	2,778	2,691,175
4.50%, 05/15/47	2,340	2,024,271
Mohawk Industries Inc.
3.63%, 05/15/30(c)	1,700	1,614,857
5.85%, 09/18/28	1,825	1,911,297
Owens Corning
3.40%, 08/15/26	3,218	3,146,360
3.88%, 06/01/30	2,195	2,103,348
3.95%, 08/15/29	3,713	3,595,153
4.30%, 07/15/47	3,511	2,915,281
4.40%, 01/30/48	2,189	1,839,067
5.50%, 06/15/27	940	963,999
5.70%, 06/15/34	3,160	3,301,654
5.95%, 06/15/54	785	812,810
7.00%, 12/01/36	1,495	1,728,671
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,482	2,439,539
3.80%, 03/21/29	5,590	5,452,120
4.50%, 03/21/49	2,055	1,836,049
4.65%, 11/01/44	1,493	1,372,385
5.10%, 06/13/34	1,235	1,268,963
5.25%, 03/03/33	845	876,501
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	3,048	2,979,901
4.30%, 02/21/48	1,363	1,181,624
5.75%, 06/15/43	2,917	3,093,983
Vulcan Materials Co.
3.50%, 06/01/30	4,845	4,587,894
3.90%, 04/01/27	2,210	2,181,309
4.50%, 06/15/47	3,304	2,880,420
4.70%, 03/01/48	2,618	2,376,720
		154,770,812
25
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.50%, 10/15/25(c)	$3,835	$3,710,507
1.85%, 05/15/27	6,857	6,459,772
2.05%, 05/15/30	4,912	4,361,957
2.70%, 05/15/40	3,181	2,383,289
2.80%, 05/15/50	5,162	3,498,633
4.60%, 02/08/29	6,000	6,104,495
4.75%, 02/08/31	3,800	3,885,236
4.80%, 03/03/33	3,365	3,438,983
4.85%, 02/08/34	4,160	4,222,660
Albemarle Corp.
4.65%, 06/01/27	2,805	2,797,476
5.05%, 06/01/32(c)	2,120	2,090,998
5.45%, 12/01/44(c)	2,595	2,374,355
5.65%, 06/01/52(c)	2,040	1,845,323
Cabot Corp.
4.00%, 07/01/29	850	829,258
5.00%, 06/30/32	2,420	2,424,051
Celanese U.S. Holdings LLC
1.40%, 08/05/26	2,639	2,469,839
6.17%, 07/15/27	8,835	9,117,989
6.33%, 07/15/29	2,485	2,624,181
6.35%, 11/15/28	4,095	4,310,949
6.38%, 07/15/32	4,115	4,353,235
6.55%, 11/15/30	4,435	4,758,160
6.70%, 11/15/33	4,480	4,844,482
CF Industries Inc.
4.95%, 06/01/43	4,420	4,051,091
5.15%, 03/15/34	3,626	3,612,070
5.38%, 03/15/44	2,862	2,751,010
Dow Chemical Co. (The)
2.10%, 11/15/30(c)	1,581	1,385,545
3.60%, 11/15/50	2,831	2,068,376
4.25%, 10/01/34	3,294	3,117,112
4.38%, 11/15/42	7,306	6,297,410
4.63%, 10/01/44	3,360	2,968,504
4.80%, 11/30/28	3,827	3,893,509
4.80%, 05/15/49	3,245	2,875,010
5.15%, 02/15/34	1,755	1,772,565
5.25%, 11/15/41	5,061	4,932,795
5.55%, 11/30/48	3,958	3,911,306
5.60%, 02/15/54	1,345	1,351,567
6.30%, 03/15/33(c)	875	953,304
6.90%, 05/15/53	2,160	2,511,259
7.38%, 11/01/29	4,769	5,388,636
9.40%, 05/15/39	2,192	3,014,646
DuPont de Nemours Inc.
4.49%, 11/15/25	10,335	10,295,821
4.73%, 11/15/28	10,707	10,861,543
5.32%, 11/15/38	4,369	4,695,630
5.42%, 11/15/48	7,854	8,519,183
Eastman Chemical Co.
4.50%, 12/01/28	1,676	1,672,012
4.65%, 10/15/44	4,503	3,981,255
4.80%, 09/01/42	2,687	2,449,814
5.00%, 08/01/29	1,265	1,282,941
5.63%, 02/20/34	1,400	1,441,523
5.75%, 03/08/33	1,875	1,954,742
Ecolab Inc.
1.30%, 01/30/31	3,350	2,764,857
1.65%, 02/01/27	3,067	2,885,894
Security	Par (000)	Value
Chemicals (continued)
2.13%, 02/01/32	$3,310	$2,835,327
2.13%, 08/15/50	1,508	889,243
2.70%, 11/01/26	5,714	5,523,245
2.70%, 12/15/51	4,615	3,023,138
2.75%, 08/18/55	5,679	3,670,708
3.25%, 12/01/27	3,415	3,311,225
3.95%, 12/01/47	910	775,849
4.80%, 03/24/30	3,298	3,374,055
5.25%, 01/15/28	3,430	3,545,912
5.50%, 12/08/41(c)	495	515,895
EIDP Inc.
2.30%, 07/15/30	3,562	3,186,552
4.50%, 05/15/26	2,550	2,553,876
4.80%, 05/15/33	620	622,588
FMC Corp.
3.20%, 10/01/26	2,368	2,294,473
3.45%, 10/01/29	2,651	2,482,897
4.50%, 10/01/49	2,615	2,096,076
5.15%, 05/18/26	2,705	2,721,276
5.65%, 05/18/33(c)	2,495	2,554,096
6.38%, 05/18/53	2,540	2,664,063
Huntsman International LLC
2.95%, 06/15/31	2,225	1,898,538
4.50%, 05/01/29	3,780	3,681,028
International Flavors & Fragrances Inc.
4.38%, 06/01/47	2,459	2,014,041
4.45%, 09/26/28	1,615	1,609,188
5.00%, 09/26/48	2,387	2,146,178
Linde Inc./CT
1.10%, 08/10/30	5,342	4,501,326
2.00%, 08/10/50	2,665	1,527,005
3.20%, 01/30/26	5,159	5,073,235
3.55%, 11/07/42	2,312	1,913,297
4.70%, 12/05/25	6,430	6,446,104
Lubrizol Corp. (The), 6.50%, 10/01/34	1,682	1,940,437
LYB International Finance BV
4.88%, 03/15/44	4,350	3,950,557
5.25%, 07/15/43	1,364	1,291,938
LYB International Finance II BV, 3.50%, 03/02/27	1,600	1,559,850
LYB International Finance III LLC
1.25%, 10/01/25	3,347	3,220,295
2.25%, 10/01/30	3,422	2,994,277
3.38%, 10/01/40	3,518	2,706,498
3.63%, 04/01/51	4,716	3,397,101
3.80%, 10/01/60	3,531	2,547,408
4.20%, 10/15/49	4,168	3,330,168
4.20%, 05/01/50	4,452	3,536,912
5.50%, 03/01/34	3,405	3,491,458
5.63%, 05/15/33	2,710	2,845,224
LyondellBasell Industries NV, 4.63%, 02/26/55(c)	3,827	3,249,152
Mosaic Co. (The)
4.05%, 11/15/27	1,160	1,140,159
4.88%, 11/15/41	1,090	994,341
5.38%, 11/15/28(c)	1,500	1,540,167
5.45%, 11/15/33	1,817	1,854,271
5.63%, 11/15/43	923	918,134
NewMarket Corp., 2.70%, 03/18/31	2,061	1,794,968
Nutrien Ltd.
2.95%, 05/13/30	2,139	1,966,909
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.95%, 05/13/50	$1,995	$1,575,149
4.00%, 12/15/26	3,099	3,062,959
4.13%, 03/15/35	2,585	2,367,189
4.20%, 04/01/29	4,345	4,295,233
4.90%, 03/27/28	2,017	2,044,529
4.90%, 06/01/43	2,799	2,588,547
5.00%, 04/01/49	2,984	2,749,258
5.20%, 06/21/27	2,400	2,448,791
5.25%, 01/15/45	2,107	2,017,140
5.40%, 06/21/34	2,050	2,089,184
5.63%, 12/01/40	1,401	1,414,744
5.80%, 03/27/53	1,500	1,548,019
5.88%, 12/01/36	2,234	2,366,711
5.95%, 11/07/25	3,160	3,198,898
6.13%, 01/15/41	335	355,409
PPG Industries Inc.
1.20%, 03/15/26	4,525	4,295,306
2.55%, 06/15/30	2,057	1,858,149
2.80%, 08/15/29	1,965	1,816,274
3.75%, 03/15/28	5,101	4,991,805
Rohm & Haas Co., 7.85%, 07/15/29	4,444	5,014,534
RPM International Inc.
2.95%, 01/15/32	1,875	1,632,984
3.75%, 03/15/27	3,015	2,946,003
4.25%, 01/15/48	1,426	1,232,621
4.55%, 03/01/29	2,009	1,996,546
5.25%, 06/01/45	2,060	1,946,731
Sherwin-Williams Co. (The)
2.20%, 03/15/32	3,142	2,667,524
2.30%, 05/15/30	2,313	2,062,013
2.90%, 03/15/52	2,750	1,809,365
2.95%, 08/15/29	3,977	3,703,330
3.30%, 05/15/50	2,380	1,701,388
3.45%, 06/01/27	8,425	8,213,715
3.80%, 08/15/49	3,255	2,567,770
3.95%, 01/15/26	2,706	2,678,262
4.00%, 12/15/42	1,210	1,011,450
4.50%, 06/01/47	5,563	4,930,942
4.55%, 03/01/28	120	120,498
4.55%, 08/01/45	1,322	1,164,161
4.80%, 09/01/31	80	80,540
Westlake Corp.
2.88%, 08/15/41	2,518	1,792,142
3.13%, 08/15/51	2,440	1,598,023
3.38%, 06/15/30	2,195	2,053,428
3.38%, 08/15/61	2,504	1,595,473
3.60%, 08/15/26	4,664	4,572,217
4.38%, 11/15/47	2,255	1,901,996
5.00%, 08/15/46	3,050	2,789,633
		433,153,999
Commercial Services — 0.3%
American University (The), Series 2019, 3.67%, 04/01/49(c)	3,095	2,513,335
Automatic Data Processing Inc.
1.25%, 09/01/30	7,552	6,411,715
1.70%, 05/15/28	5,170	4,755,158
3.38%, 09/15/25	6,436	6,360,937
Block Financial LLC
2.50%, 07/15/28	2,983	2,739,586
3.88%, 08/15/30	2,593	2,459,245
5.25%, 10/01/25	1,559	1,559,807
Security	Par (000)	Value
Commercial Services (continued)
Brown University, Series A, 2.92%, 09/01/50	$2,005	$1,458,980
California Endowment (The), Series 2021, 2.50%, 04/01/51	3,378	2,201,489
California Institute of Technology
3.65%, 09/01/2119	934	660,125
4.32%, 08/01/45	842	778,105
4.70%, 11/01/2111	1,769	1,599,682
Case Western Reserve University, 5.41%, 06/01/2122	1,353	1,376,127
Cintas Corp. No. 2
3.70%, 04/01/27	6,147	6,056,426
4.00%, 05/01/32	2,515	2,431,691
Claremont Mckenna College, 3.78%, 01/01/2122	600	426,130
Cornell University, 4.84%, 06/15/34(c)	2,000	2,045,682
Duke University
Series 2020, 2.68%, 10/01/44	1,916	1,455,774
Series 2020, 2.76%, 10/01/50	1,988	1,358,027
Series 2020, 2.83%, 10/01/55	2,810	1,945,189
Emory University
Series 2020, 2.14%, 09/01/30	358	317,613
Series 2020, 2.97%, 09/01/50	2,063	1,481,397
Equifax Inc.
2.35%, 09/15/31	5,655	4,840,080
2.60%, 12/15/25	3,392	3,297,581
3.10%, 05/15/30	3,706	3,429,938
4.80%, 09/15/29	2,470	2,482,698
5.10%, 12/15/27	3,450	3,508,644
5.10%, 06/01/28	3,220	3,276,294
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50	3,880	2,482,577
Series 2020, 2.82%, 06/01/70	3,067	1,907,922
George Washington University (The)
4.87%, 09/15/45	1,865	1,830,904
Series 2014, 4.30%, 09/15/44	930	844,716
Series 2018, 4.13%, 09/15/48	3,711	3,280,404
Georgetown University (The)
5.12%, 04/01/53	130	134,385
Series 20A, 2.94%, 04/01/50	1,614	1,142,121
Series A, 5.22%	1,016	986,631
Series B, 4.32%, 04/01/49	1,723	1,563,518
Global Payments Inc.
1.20%, 03/01/26	3,982	3,776,918
2.15%, 01/15/27	3,607	3,415,317
2.90%, 05/15/30	3,609	3,250,588
2.90%, 11/15/31	3,469	3,021,060
3.20%, 08/15/29	6,832	6,335,080
4.15%, 08/15/49	3,464	2,753,917
4.45%, 06/01/28	2,570	2,542,650
4.80%, 04/01/26	4,587	4,577,004
4.95%, 08/15/27	2,149	2,172,814
5.30%, 08/15/29	2,280	2,325,235
5.40%, 08/15/32	3,385	3,450,340
5.95%, 08/15/52	3,395	3,452,168
GXO Logistics Inc.
1.65%, 07/15/26	4,149	3,910,505
2.65%, 07/15/31	3,412	2,866,740
6.25%, 05/06/29	2,050	2,137,128
6.50%, 05/06/34	2,130	2,214,388
Howard University, 5.21%, 10/01/52	978	923,281
27
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Johns Hopkins University
4.71%, 07/01/32	$1,450	$1,476,421
Series 2013, 4.08%, 07/01/53	2,413	2,142,024
Series A, 2.81%, 01/01/60	1,715	1,142,926
Leland Stanford Junior University (The)
1.29%, 06/01/27	1,280	1,188,493
2.41%, 06/01/50	2,285	1,493,865
3.65%, 05/01/48	3,021	2,561,935
Massachusetts Institute of Technology
3.07%, 04/01/52	1,688	1,251,655
3.89%, 07/01/2116	588	457,051
3.96%, 07/01/38	819	778,143
4.68%	2,448	2,292,544
5.60%	2,970	3,301,164
Series F, 2.99%, 07/01/50	2,726	2,022,626
Series G, 2.29%, 07/01/51(c)	1,784	1,124,334
Moody's Corp.
2.00%, 08/19/31(c)	3,632	3,079,679
2.75%, 08/19/41	2,855	2,070,708
3.10%, 11/29/61	3,375	2,187,243
3.25%, 01/15/28	3,004	2,908,589
3.25%, 05/20/50	1,253	896,018
3.75%, 02/25/52	1,410	1,108,623
4.25%, 02/01/29	3,036	3,023,575
4.25%, 08/08/32	2,880	2,801,489
4.88%, 12/17/48	1,605	1,506,840
5.00%, 08/05/34	2,425	2,448,870
5.25%, 07/15/44	2,331	2,324,958
Northeastern University, Series 2020, 2.89%, 10/01/50(c)	1,541	1,097,221
Northwestern University
4.64%, 12/01/44	1,660	1,624,814
Series 2017, 3.66%, 12/01/57	1,559	1,284,002
Series 2020, 2.64%, 12/01/50(c)	3,099	2,098,507
PayPal Holdings Inc.
2.30%, 06/01/30	5,364	4,796,592
2.65%, 10/01/26	6,606	6,385,421
2.85%, 10/01/29	7,829	7,288,001
3.25%, 06/01/50	3,747	2,697,588
3.90%, 06/01/27	1,150	1,140,786
4.40%, 06/01/32	5,825	5,788,807
5.05%, 06/01/52	4,380	4,252,547
5.15%, 06/01/34	4,110	4,218,362
5.25%, 06/01/62	2,320	2,262,051
5.50%, 06/01/54	2,540	2,592,825
President and Fellows of Harvard College
2.52%, 10/15/50(c)	2,834	1,896,280
3.15%, 07/15/46	1,670	1,295,654
3.30%, 07/15/56	2,006	1,534,751
3.75%, 11/15/52	670	566,477
4.88%, 10/15/40(c)	895	904,729
Quanta Services Inc.
2.35%, 01/15/32	2,286	1,927,466
2.90%, 10/01/30	3,635	3,303,817
3.05%, 10/01/41	3,255	2,391,529
4.75%, 08/09/27	2,050	2,059,632
5.25%, 08/09/34	2,050	2,066,758
RELX Capital Inc.
3.00%, 05/22/30	3,799	3,514,883
4.00%, 03/18/29	6,397	6,288,971
4.75%, 05/20/32	1,270	1,272,921
Security	Par (000)	Value
Commercial Services (continued)
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	$5,139	$3,365,615
S&P Global Inc.
1.25%, 08/15/30(c)	3,988	3,359,879
2.30%, 08/15/60	4,570	2,564,173
2.45%, 03/01/27	5,065	4,850,637
2.50%, 12/01/29	3,532	3,230,152
2.70%, 03/01/29	5,205	4,864,236
2.90%, 03/01/32	3,401	3,058,193
2.95%, 01/22/27	4,156	4,027,492
3.25%, 12/01/49	3,943	2,926,459
3.70%, 03/01/52	4,450	3,547,968
3.90%, 03/01/62	1,999	1,589,009
4.25%, 05/01/29	5,055	5,041,751
4.75%, 08/01/28	4,585	4,656,076
5.25%, 09/15/33	1,487	1,560,115
Thomas Jefferson University, 3.85%, 11/01/57	2,256	1,742,353
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	2,654	2,270,899
Trustees of Boston College, 3.13%, 07/01/52	1,753	1,277,253
Trustees of Boston University, Series CC, 4.06%, 10/01/48	1,932	1,685,546
Trustees of Princeton University (The)
4.20%, 03/01/52	1,210	1,115,499
5.70%, 03/01/39	2,490	2,808,787
Series 2020, 2.52%, 07/01/50	3,192	2,191,859
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119	2,318	1,682,325
4.67%, 09/01/2112	390	361,220
Series 2020, 2.40%, 10/01/50	1,543	976,081
UL Solutions Inc., 6.50%, 10/20/28(b)	1,140	1,205,744
University of Chicago (The)
4.00%, 10/01/53	1,944	1,674,190
Series 20B, 2.76%, 04/01/45	1,477	1,182,419
Series C, 2.55%, 04/01/50(c)	1,991	1,388,674
University of Miami, 4.06%, 04/01/52	1,397	1,197,205
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	2,560	2,098,460
Series 2017, 3.39%, 02/15/48	2,164	1,758,663
University of Southern California
2.81%, 10/01/50	1,050	733,845
3.03%, 10/01/39	3,714	3,101,194
4.98%, 10/01/53	1,425	1,454,065
5.25%, 10/01/2111	1,058	1,106,357
Series 2017, 3.84%, 10/01/47	2,113	1,805,605
Series 21A, 2.95%, 10/01/51	2,595	1,860,184
Series A, 3.23%, 10/01/2120	879	567,336
Verisk Analytics Inc.
3.63%, 05/15/50	2,836	2,125,970
4.13%, 03/15/29	4,483	4,423,915
5.25%, 06/05/34	2,090	2,130,688
5.50%, 06/15/45	1,830	1,830,967
5.75%, 04/01/33	2,650	2,814,710
Washington University (The)
3.52%, 04/15/54	3,166	2,547,312
4.35%	1,409	1,202,962
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
William Marsh Rice University
3.57%, 05/15/45	$1,155	$978,073
3.77%, 05/15/55	1,465	1,220,954
Yale University
Series 2020, 1.48%, 04/15/30	1,479	1,279,524
Series 2020, 2.40%, 04/15/50(c)	1,688	1,107,963
		370,217,487
Computers — 0.5%
Amdocs Ltd., 2.54%, 06/15/30	3,251	2,866,953
Apple Inc.
0.70%, 02/08/26	10,095	9,610,566
1.20%, 02/08/28	7,457	6,802,414
1.25%, 08/20/30	7,652	6,521,179
1.40%, 08/05/28	8,365	7,599,865
1.65%, 05/11/30	7,863	6,896,234
1.65%, 02/08/31	6,150	5,297,335
1.70%, 08/05/31(c)	5,578	4,763,675
2.05%, 09/11/26	8,947	8,586,937
2.20%, 09/11/29	6,095	5,586,238
2.38%, 02/08/41	4,820	3,518,522
2.40%, 08/20/50	3,971	2,561,492
2.45%, 08/04/26	10,231	9,914,329
2.55%, 08/20/60	11,382	7,439,549
2.65%, 05/11/50	9,681	6,558,386
2.65%, 02/08/51	8,650	5,826,674
2.70%, 08/05/51	8,664	5,863,712
2.80%, 02/08/61	4,663	3,061,423
2.85%, 08/05/61	4,235	2,811,731
2.90%, 09/12/27	9,186	8,903,362
2.95%, 09/11/49	8,083	5,833,583
3.00%, 06/20/27	6,300	6,141,618
3.00%, 11/13/27	7,587	7,371,765
3.20%, 05/11/27	8,532	8,357,434
3.25%, 02/23/26	14,968	14,763,709
3.25%, 08/08/29	6,810	6,569,772
3.35%, 02/09/27	10,660	10,497,287
3.35%, 08/08/32	7,880	7,422,685
3.45%, 02/09/45	10,866	8,939,339
3.75%, 09/12/47	5,519	4,647,875
3.75%, 11/13/47	6,552	5,502,616
3.85%, 05/04/43	12,058	10,650,341
3.85%, 08/04/46	8,999	7,761,335
3.95%, 08/08/52	7,970	6,858,900
4.00%, 05/10/28	3,360	3,370,862
4.10%, 08/08/62	5,295	4,566,580
4.15%, 05/10/30(c)	3,080	3,127,586
4.25%, 02/09/47	3,826	3,531,227
4.30%, 05/10/33(c)	4,310	4,395,382
4.38%, 05/13/45	8,154	7,670,813
4.45%, 05/06/44	3,632	3,547,145
4.50%, 02/23/36(c)	6,538	6,673,872
4.65%, 02/23/46	14,869	14,539,395
4.85%, 05/10/53	3,650	3,705,727
Booz Allen Hamilton Inc., 5.95%, 08/04/33	1,367	1,446,975
CGI Inc.
1.45%, 09/14/26	2,781	2,607,162
2.30%, 09/14/31	2,793	2,338,378
Dell Inc.
6.50%, 04/15/38	2,175	2,354,190
7.10%, 04/15/28	3,065	3,298,636
Security	Par (000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
3.38%, 12/15/41	$6,720	$5,135,410
3.45%, 12/15/51	4,619	3,291,793
4.90%, 10/01/26	8,624	8,670,757
5.25%, 02/01/28	1,980	2,029,702
5.30%, 10/01/29	6,745	6,956,508
5.40%, 04/15/34	3,730	3,830,511
5.75%, 02/01/33	2,230	2,361,738
6.02%, 06/15/26	4,963	5,069,077
6.10%, 07/15/27	3,250	3,393,512
6.20%, 07/15/30	2,933	3,160,863
8.10%, 07/15/36	4,422	5,439,392
8.35%, 07/15/46	1,485	1,967,013
DXC Technology Co.
1.80%, 09/15/26	3,365	3,162,088
2.38%, 09/15/28	3,377	3,030,758
Fortinet Inc.
1.00%, 03/15/26	4,075	3,856,233
2.20%, 03/15/31	3,479	2,981,665
Genpact Luxembourg SARL/Genpact USA Inc.
1.75%, 04/10/26	1,165	1,108,650
6.00%, 06/04/29	1,770	1,835,822
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	1,931	1,845,923
4.90%, 10/15/25	10,236	10,228,615
5.25%, 07/01/28(c)	2,865	2,931,713
6.10%, 04/01/26	900	900,172
6.20%, 10/15/35	3,940	4,242,329
6.35%, 10/15/45	6,602	7,090,989
HP Inc.
1.45%, 06/17/26	1,021	966,855
2.65%, 06/17/31	5,075	4,418,793
3.00%, 06/17/27	4,774	4,585,253
3.40%, 06/17/30	70	65,684
4.00%, 04/15/29	4,850	4,727,106
4.20%, 04/15/32	2,010	1,917,144
4.75%, 01/15/28	4,510	4,559,760
5.50%, 01/15/33(c)	5,425	5,619,067
6.00%, 09/15/41	5,737	6,046,178
IBM International Capital Pte Ltd.
4.60%, 02/05/27	3,100	3,120,012
4.60%, 02/05/29	3,610	3,639,405
4.70%, 02/05/26	4,270	4,283,060
4.75%, 02/05/31	3,300	3,340,371
4.90%, 02/05/34	3,920	3,952,496
5.25%, 02/05/44	2,950	2,936,653
5.30%, 02/05/54	6,560	6,456,868
International Business Machines Corp.
1.70%, 05/15/27	5,754	5,369,872
1.95%, 05/15/30	6,410	5,605,743
2.20%, 02/09/27	3,475	3,302,331
2.72%, 02/09/32	2,185	1,938,277
2.85%, 05/15/40	1,358	1,019,632
2.95%, 05/15/50	2,829	1,900,177
3.30%, 05/15/26	11,194	10,980,594
3.30%, 01/27/27	3,168	3,094,745
3.43%, 02/09/52	4,460	3,240,595
3.45%, 02/19/26	7,146	7,038,735
3.50%, 05/15/29	12,225	11,774,339
4.00%, 06/20/42	3,121	2,672,427
29
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.15%, 07/27/27	$3,858	$3,843,797
4.15%, 05/15/39	9,769	8,762,232
4.25%, 05/15/49	10,905	9,269,203
4.40%, 07/27/32	3,890	3,837,921
4.50%, 02/06/26	3,840	3,842,318
4.50%, 02/06/28	4,030	4,061,197
4.70%, 02/19/46	2,974	2,732,973
4.75%, 02/06/33	3,617	3,655,478
4.90%, 07/27/52	2,520	2,366,960
5.10%, 02/06/53	2,835	2,804,702
5.60%, 11/30/39	2,650	2,797,697
5.88%, 11/29/32	3,694	4,011,887
6.22%, 08/01/27	2,212	2,323,813
6.50%, 01/15/28	1,470	1,574,752
7.00%, 10/30/25	4,865	4,995,188
7.13%, 12/01/96(c)	979	1,289,942
Kyndryl Holdings Inc.
2.05%, 10/15/26	3,350	3,149,562
2.70%, 10/15/28	2,942	2,686,906
3.15%, 10/15/31(c)	3,535	3,063,413
4.10%, 10/15/41	2,045	1,616,011
6.35%, 02/20/34	745	784,652
Leidos Inc.
2.30%, 02/15/31	4,138	3,542,693
4.38%, 05/15/30	1,553	1,511,658
5.75%, 03/15/33	80	83,139
NetApp Inc.
2.38%, 06/22/27	2,531	2,390,570
2.70%, 06/22/30	2,519	2,264,527
Teledyne FLIR LLC, 2.50%, 08/01/30	1,921	1,695,439
Western Digital Corp.
2.85%, 02/01/29	2,009	1,800,851
3.10%, 02/01/32	2,713	2,282,232
		601,617,883
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	1,250	1,220,379
3.25%, 08/15/32	2,850	2,645,958
3.70%, 08/01/47	2,745	2,298,919
4.00%, 08/15/45	3,358	2,969,791
4.60%, 03/01/28	1,154	1,175,540
4.60%, 03/01/33	1,604	1,634,159
4.80%, 03/02/26	3,494	3,525,262
Conopco Inc., Series E, 7.25%, 12/15/26	1,517	1,611,452
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31(c)	3,235	2,765,506
2.38%, 12/01/29(c)	3,788	3,440,350
2.60%, 04/15/30	3,839	3,489,234
3.13%, 12/01/49	4,847	3,420,198
3.15%, 03/15/27	3,417	3,323,887
4.15%, 03/15/47	2,185	1,839,738
4.38%, 05/15/28	3,130	3,144,322
4.38%, 06/15/45	1,958	1,727,621
4.65%, 05/15/33	330	329,244
5.00%, 02/14/34(c)	2,065	2,106,396
5.15%, 05/15/53(c)	1,995	2,002,598
6.00%, 05/15/37	2,752	3,029,620
Haleon U.S. Capital LLC
3.38%, 03/24/27	7,795	7,608,100
3.38%, 03/24/29	6,590	6,300,658
3.63%, 03/24/32	6,650	6,178,150
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.00%, 03/24/52	$5,230	$4,368,410
Kenvue Inc.
4.90%, 03/22/33	6,260	6,405,272
5.00%, 03/22/30	4,420	4,576,162
5.05%, 03/22/28	8,085	8,308,183
5.05%, 03/22/53	6,580	6,556,230
5.10%, 03/22/43	3,020	3,046,399
5.20%, 03/22/63	3,725	3,722,338
5.35%, 03/22/26	4,530	4,595,810
Procter & Gamble Co. (The)
0.55%, 10/29/25	5,784	5,546,600
1.00%, 04/23/26	1,700	1,616,692
1.20%, 10/29/30	7,355	6,216,121
1.90%, 02/01/27	2,040	1,939,279
1.95%, 04/23/31	2,152	1,893,798
2.30%, 02/01/32(c)	5,290	4,713,311
2.45%, 11/03/26	4,195	4,056,610
2.70%, 02/02/26(c)	4,059	3,969,770
2.80%, 03/25/27	4,092	3,970,575
2.85%, 08/11/27	4,801	4,654,176
3.00%, 03/25/30	7,730	7,333,446
3.50%, 10/25/47	2,305	1,901,417
3.55%, 03/25/40	2,525	2,201,645
3.60%, 03/25/50	1,762	1,465,131
3.95%, 01/26/28	3,625	3,615,840
4.05%, 01/26/33	2,505	2,482,456
4.10%, 01/26/26	5,032	5,027,292
4.35%, 01/29/29	3,250	3,302,541
4.55%, 01/29/34	3,445	3,511,134
5.55%, 03/05/37	1,720	1,894,136
5.80%, 08/15/34	1,355	1,510,724
Unilever Capital Corp.
1.38%, 09/14/30	2,986	2,521,143
1.75%, 08/12/31	3,795	3,213,942
2.00%, 07/28/26	3,812	3,664,025
2.13%, 09/06/29	5,300	4,802,474
2.90%, 05/05/27	7,200	6,969,870
3.50%, 03/22/28	6,004	5,861,670
4.25%, 08/12/27	1,290	1,294,721
4.63%, 08/12/34	1,710	1,713,397
4.88%, 09/08/28	2,290	2,346,130
5.00%, 12/08/33	2,691	2,786,737
5.90%, 11/15/32	4,995	5,486,809
Series 30Y, 2.63%, 08/12/51	4,000	2,670,832
		225,520,330
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	250	257,471
6.25%, 06/15/33	315	331,134
WW Grainger Inc.
3.75%, 05/15/46	3,036	2,480,507
4.20%, 05/15/47	2,470	2,174,589
4.60%, 06/15/45	4,155	3,898,069
		9,141,770
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	4,143	3,967,540
2.45%, 10/29/26	11,198	10,676,704
3.00%, 10/29/28	14,825	13,875,470
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.30%, 01/30/32	$17,199	$15,305,677
3.40%, 10/29/33	7,527	6,562,668
3.65%, 07/21/27	5,975	5,813,923
3.85%, 10/29/41	4,088	3,357,539
3.88%, 01/23/28	4,322	4,211,394
4.45%, 10/01/25	3,810	3,788,958
4.45%, 04/03/26	4,028	4,001,208
4.63%, 10/15/27	3,666	3,658,609
5.10%, 01/19/29	3,225	3,271,640
5.30%, 01/19/34	3,965	4,017,153
5.75%, 06/06/28	3,170	3,280,235
6.10%, 01/15/27	2,400	2,471,437
6.15%, 09/30/30	3,285	3,502,785
6.45%, 04/15/27	1,280	1,332,831
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	10	10,325
Affiliated Managers Group Inc.
3.30%, 06/15/30	2,091	1,920,865
5.50%, 08/20/34	840	832,460
Air Lease Corp.
1.88%, 08/15/26	2,943	2,788,534
2.10%, 09/01/28	2,960	2,677,967
2.20%, 01/15/27	2,435	2,302,074
2.88%, 01/15/26	5,121	4,982,902
2.88%, 01/15/32	4,393	3,803,408
3.00%, 02/01/30	2,956	2,699,479
3.13%, 12/01/30	2,228	2,013,449
3.25%, 10/01/29	2,401	2,233,642
3.63%, 04/01/27	3,618	3,530,041
3.63%, 12/01/27	2,504	2,425,892
3.75%, 06/01/26	5,238	5,145,711
4.63%, 10/01/28	2,594	2,581,321
5.10%, 03/01/29	2,000	2,032,719
5.20%, 07/15/31	1,590	1,601,648
5.30%, 06/25/26	2,175	2,200,681
5.30%, 02/01/28	3,250	3,314,613
5.85%, 12/15/27	1,020	1,056,440
Aircastle Ltd., 4.25%, 06/15/26	4,017	3,961,370
Ally Financial Inc.
2.20%, 11/02/28	4,665	4,189,231
4.75%, 06/09/27	3,805	3,790,660
6.18%, 07/26/35, (1-day SOFR + 2.290%)(a)	1,250	1,272,890
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	3,020	3,194,972
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	2,020	2,143,184
7.10%, 11/15/27	3,415	3,628,805
8.00%, 11/01/31	10,305	11,761,671
American Express Co.
1.65%, 11/04/26	4,114	3,877,214
2.55%, 03/04/27	10,535	10,081,594
3.13%, 05/20/26	7,165	6,997,086
3.30%, 05/03/27	7,875	7,665,364
4.05%, 05/03/29	7,485	7,452,312
4.05%, 12/03/42	6,135	5,422,819
4.20%, 11/06/25	4,665	4,645,998
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)	5,246	5,113,596
4.90%, 02/13/26	7,435	7,467,412
Security	Par (000)	Value
Diversified Financial Services (continued)
4.99%, 05/26/33, (1-day SOFR + 2.255%)(a)	$3,245	$3,248,334
5.04%, 07/26/28, (1-day SOFR +0.930%)(a)	3,045	3,088,108
5.04%, 05/01/34, (1-day SOFR + 1.835%)(a)	5,295	5,350,872
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	3,665	3,713,000
5.28%, 07/27/29, (1-day SOFR + 1.280%)(a)	5,450	5,597,084
5.28%, 07/26/35, (1-day SOFR +1.420%)(a)	2,760	2,822,368
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	2,775	2,821,394
5.53%, 04/25/30, (1-day SOFR +1.090%)(a)	5,435	5,645,356
5.63%, 07/28/34, (1-day SOFR + 1.930%)(a)	850	882,451
5.65%, 04/23/27, (1-day SOFR +0.750%)(a)	4,776	4,849,579
5.85%, 11/05/27	8,060	8,427,026
5.92%, 04/25/35, (1-day SOFR +1.630%)(a)	780	821,222
6.34%, 10/30/26, (1-day SOFR + 1.330%)(a)	4,805	4,887,201
6.49%, 10/30/31, (1-day SOFR + 1.940%)(a)	3,610	3,963,662
American Express Credit Corp., 3.30%, 05/03/27	1,677	1,642,343
Ameriprise Financial Inc.
2.88%, 09/15/26	3,223	3,128,840
4.50%, 05/13/32	2,825	2,804,758
5.15%, 05/15/33	2,645	2,723,537
5.70%, 12/15/28	2,460	2,586,822
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	3,490	3,191,084
Apollo Global Management Inc.
5.80%, 05/21/54	430	442,214
6.38%, 11/15/33	2,134	2,348,997
Ares Management Corp., 6.38%, 11/10/28	300	320,259
BGC Group Inc.
6.60%, 06/10/29(b)	1,090	1,119,485
8.00%, 05/25/28	1,225	1,320,530
Blue Owl Finance LLC, 6.25%, 04/18/34(b)	3,490	3,617,024
Brookfield Capital Finance LLC, 6.09%, 06/14/33	1,740	1,857,382
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	4,770	4,024,697
Brookfield Finance Inc.
2.72%, 04/15/31	2,885	2,553,347
3.50%, 03/30/51	2,886	2,124,107
3.63%, 02/15/52	1,867	1,363,934
3.90%, 01/25/28	5,946	5,811,936
4.25%, 06/02/26	2,769	2,746,960
4.35%, 04/15/30	4,184	4,108,606
4.70%, 09/20/47	3,946	3,553,670
4.85%, 03/29/29	5,032	5,089,654
5.68%, 01/15/35	2,000	2,059,770
5.97%, 03/04/54	2,195	2,312,502
6.35%, 01/05/34	2,845	3,096,910
31
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	$2,810	$2,009,090
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	5,395	5,079,832
2.36%, 07/29/32, (1-day SOFR + 1.337%)(a)	4,988	4,013,070
2.62%, 11/02/32, (1-day SOFR + 1.265%)(a)	3,130	2,635,104
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	3,765	3,508,037
3.65%, 05/11/27	5,357	5,227,179
3.75%, 07/28/26	6,012	5,892,549
3.75%, 03/09/27	6,179	6,052,122
3.80%, 01/31/28	6,335	6,152,156
4.20%, 10/29/25	6,173	6,106,397
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	8,040	8,079,742
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	3,225	3,257,669
5.27%, 05/10/33, (1-day SOFR + 2.370%)(a)	4,540	4,520,617
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	1,915	1,948,543
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	3,992	4,061,918
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	2,945	3,033,074
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)	5,225	5,337,880
5.88%, 07/26/35, (1-day SOFR +1.990%)(a)	1,845	1,892,095
6.05%, 02/01/35, (1-day SOFR + 2.260%)(a)	3,880	4,026,944
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	6,870	7,187,246
6.38%, 06/08/34, (1-day SOFR + 2.860%)(a)	7,285	7,733,070
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	3,085	3,235,056
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)	3,335	3,764,408
Cboe Global Markets Inc.
1.63%, 12/15/30	3,595	3,053,855
3.00%, 03/16/32	2,155	1,940,030
3.65%, 01/12/27	3,349	3,291,415
Charles Schwab Corp. (The)
0.90%, 03/11/26	7,204	6,810,642
1.15%, 05/13/26	5,773	5,455,440
1.65%, 03/11/31	3,929	3,269,277
1.95%, 12/01/31	4,491	3,746,038
2.00%, 03/20/28	4,322	3,984,428
2.30%, 05/13/31	4,238	3,677,325
2.45%, 03/03/27	5,320	5,067,342
2.75%, 10/01/29	2,349	2,164,502
2.90%, 03/03/32	5,028	4,452,738
3.20%, 03/02/27	3,727	3,615,806
3.20%, 01/25/28	4,828	4,640,346
3.25%, 05/22/29	3,235	3,076,950
3.30%, 04/01/27	4,790	4,653,326
3.45%, 02/13/26	2,936	2,888,903
Security	Par (000)	Value
Diversified Financial Services (continued)
4.00%, 02/01/29	$3,288	$3,235,658
4.63%, 03/22/30(c)	2,728	2,756,348
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	1,990	2,058,965
5.85%, 05/19/34, (1-day SOFR + 2.500%)(a)	4,590	4,834,378
5.88%, 08/24/26	2,973	3,047,147
6.14%, 08/24/34, (1-day SOFR + 2.010%)(a)	3,925	4,218,727
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	4,340	4,599,192
CI Financial Corp.
3.20%, 12/17/30	4,543	3,749,133
4.10%, 06/15/51	580	381,833
CME Group Inc.
2.65%, 03/15/32	4,841	4,312,290
3.75%, 06/15/28	6,543	6,460,334
4.15%, 06/15/48	3,418	3,007,264
5.30%, 09/15/43	3,729	3,918,451
Credit Suisse USA LLC, 7.13%, 07/15/32	2,746	3,134,143
Discover Financial Services
4.10%, 02/09/27	3,900	3,831,816
4.50%, 01/30/26	3,241	3,223,036
6.70%, 11/29/32	3,190	3,473,806
7.96%, 11/02/34, (1-day SOFR + 3.370%)(a)	4,280	4,954,877
Eaton Vance Corp., 3.50%, 04/06/27	3,389	3,312,523
Enact Holdings Inc., 6.25%, 05/28/29	2,460	2,537,982
Franklin Resources Inc.
1.60%, 10/30/30	3,277	2,746,732
2.95%, 08/12/51	1,675	1,103,300
Intercontinental Exchange Inc.
1.85%, 09/15/32	6,593	5,376,282
2.10%, 06/15/30	5,967	5,260,675
2.65%, 09/15/40	3,668	2,692,214
3.00%, 06/15/50	7,247	5,046,821
3.00%, 09/15/60	4,320	2,798,114
3.10%, 09/15/27	4,455	4,299,353
3.63%, 09/01/28(b)	80	77,483
3.75%, 12/01/25	8,486	8,401,060
3.75%, 09/21/28	3,487	3,407,657
4.00%, 09/15/27	5,435	5,388,629
4.25%, 09/21/48	6,685	5,814,984
4.35%, 06/15/29	6,994	6,980,130
4.60%, 03/15/33	6,210	6,194,822
4.95%, 06/15/52	5,042	4,916,570
5.20%, 06/15/62	4,515	4,503,388
5.25%, 06/15/31	2,330	2,424,744
Invesco Finance PLC
3.75%, 01/15/26	2,333	2,305,350
5.38%, 11/30/43	1,719	1,686,385
Jefferies Financial Group Inc.
2.63%, 10/15/31	4,505	3,833,593
2.75%, 10/15/32	2,845	2,380,958
4.15%, 01/23/30	5,730	5,511,282
4.85%, 01/15/27	4,538	4,547,761
5.88%, 07/21/28	4,325	4,479,719
6.20%, 04/14/34	3,150	3,315,627
6.25%, 01/15/36	3,003	3,206,358
6.45%, 06/08/27	2,526	2,644,201
6.50%, 01/20/43	1,429	1,532,381
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Lazard Group LLC
3.63%, 03/01/27	$2,546	$2,483,104
4.38%, 03/11/29	3,747	3,671,505
4.50%, 09/19/28	1,558	1,539,089
6.00%, 03/15/31	1,475	1,540,275
Legg Mason Inc.
4.75%, 03/15/26	2,293	2,300,384
5.63%, 01/15/44	2,658	2,701,468
LPL Holdings Inc.
5.70%, 05/20/27	1,705	1,737,954
6.00%, 05/20/34	1,650	1,695,586
6.75%, 11/17/28	1,605	1,712,144
Mastercard Inc.
1.90%, 03/15/31	4,020	3,490,134
2.00%, 11/18/31	4,510	3,861,337
2.95%, 11/21/26	3,511	3,419,570
2.95%, 06/01/29	7,094	6,735,974
2.95%, 03/15/51	3,830	2,690,461
3.30%, 03/26/27	6,735	6,602,186
3.35%, 03/26/30	7,720	7,391,260
3.50%, 02/26/28	3,200	3,132,347
3.65%, 06/01/49	4,041	3,261,496
3.80%, 11/21/46	2,877	2,412,356
3.85%, 03/26/50	6,969	5,790,612
3.95%, 02/26/48	2,176	1,856,895
4.85%, 03/09/33	3,111	3,203,341
4.88%, 03/09/28	4,350	4,474,114
4.88%, 05/09/34	3,270	3,355,092
Nasdaq Inc.
1.65%, 01/15/31	4,326	3,626,168
2.50%, 12/21/40	2,915	2,027,754
3.25%, 04/28/50	4,608	3,273,198
3.85%, 06/30/26	6,271	6,206,239
3.95%, 03/07/52	1,650	1,299,035
5.35%, 06/28/28	4,555	4,703,800
5.55%, 02/15/34	5,545	5,774,561
5.95%, 08/15/53	1,329	1,422,733
6.10%, 06/28/63	1,449	1,569,464
Nomura Holdings Inc.
1.65%, 07/14/26	6,085	5,736,421
2.17%, 07/14/28	5,642	5,116,595
2.33%, 01/22/27	6,413	6,059,893
2.61%, 07/14/31	4,495	3,843,246
2.68%, 07/16/30	4,550	4,018,556
2.71%, 01/22/29	3,050	2,794,869
3.00%, 01/22/32	3,785	3,282,072
3.10%, 01/16/30	4,885	4,459,262
5.39%, 07/06/27	2,905	2,955,144
5.59%, 07/02/27	2,750	2,808,321
5.61%, 07/06/29	2,580	2,659,770
5.71%, 01/09/26	3,021	3,049,352
5.78%, 07/03/34	3,535	3,666,327
5.84%, 01/18/28	2,475	2,550,760
6.07%, 07/12/28	3,200	3,337,599
6.09%, 07/12/33(c)	2,340	2,495,033
6.18%, 01/18/33(c)	2,220	2,366,314
ORIX Corp.
2.25%, 03/09/31	3,225	2,762,451
3.70%, 07/18/27	3,253	3,176,118
4.00%, 04/13/32	2,613	2,464,189
5.00%, 09/13/27	1,913	1,933,291
Security	Par (000)	Value
Diversified Financial Services (continued)
5.20%, 09/13/32	$2,320	$2,365,539
Radian Group Inc.
4.88%, 03/15/27	3,510	3,494,400
6.20%, 05/15/29	2,260	2,355,466
Raymond James Financial Inc.
3.75%, 04/01/51	3,365	2,588,532
4.65%, 04/01/30	2,642	2,672,496
4.95%, 07/15/46	3,649	3,440,838
Stifel Financial Corp., 4.00%, 05/15/30	2,167	2,059,766
Synchrony Financial
2.88%, 10/28/31	2,911	2,451,396
3.70%, 08/04/26	2,877	2,810,893
3.95%, 12/01/27	5,412	5,215,214
5.15%, 03/19/29	3,677	3,661,475
5.94%, 08/02/30, (1-day SOFR + 2.130%)(a)	2,025	2,061,765
TPG Operating Group II LP, 5.88%, 03/05/34	1,315	1,385,000
Visa Inc.
0.75%, 08/15/27	4,169	3,817,048
1.10%, 02/15/31	6,107	5,046,525
1.90%, 04/15/27	7,186	6,810,312
2.00%, 08/15/50	8,463	5,047,470
2.05%, 04/15/30	8,336	7,461,514
2.70%, 04/15/40	4,734	3,634,799
2.75%, 09/15/27	4,854	4,672,599
3.15%, 12/14/25	19,105	18,815,433
3.65%, 09/15/47	2,734	2,231,253
4.15%, 12/14/35	9,209	8,932,784
4.30%, 12/14/45	13,784	12,486,586
Voya Financial Inc.
3.65%, 06/15/26	2,962	2,911,747
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(a)	1,979	1,748,900
4.80%, 06/15/46	1,674	1,481,510
5.70%, 07/15/43	2,603	2,598,145
Western Union Co. (The)
1.35%, 03/15/26	3,387	3,211,018
2.75%, 03/15/31	2,410	2,074,238
6.20%, 11/17/36(c)	2,377	2,484,475
		1,026,976,137
Electric — 2.2%
AEP Texas Inc.
3.45%, 05/15/51	1,845	1,283,896
3.80%, 10/01/47	2,181	1,648,535
3.95%, 06/01/28	2,232	2,176,753
4.70%, 05/15/32	1,790	1,763,808
5.25%, 05/15/52	2,500	2,348,256
5.40%, 06/01/33	1,310	1,323,132
5.45%, 05/15/29	1,530	1,583,535
5.70%, 05/15/34	1,630	1,686,989
Series G, 4.15%, 05/01/49	1,701	1,349,584
Series H, 3.45%, 01/15/50	2,447	1,717,450
Series I, 2.10%, 07/01/30	3,095	2,690,312
AEP Transmission Co. LLC
3.10%, 12/01/26	2,148	2,086,005
3.15%, 09/15/49	709	494,441
3.75%, 12/01/47	2,875	2,239,388
3.80%, 06/15/49	1,876	1,465,758
4.00%, 12/01/46	1,740	1,445,706
4.25%, 09/15/48	2,202	1,856,627
33
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.50%, 06/15/52	$1,490	$1,301,945
5.15%, 04/01/34	1,545	1,571,999
5.40%, 03/15/53	1,770	1,785,763
Series M, 3.65%, 04/01/50	2,030	1,551,006
Series N, 2.75%, 08/15/51	1,534	972,879
AES Corp. (The)
1.38%, 01/15/26	4,860	4,630,629
2.45%, 01/15/31	5,390	4,596,208
5.45%, 06/01/28	3,570	3,637,513
Alabama Power Co.
3.00%, 03/15/52	2,970	2,017,222
3.05%, 03/15/32	530	476,479
3.13%, 07/15/51	2,715	1,881,245
3.45%, 10/01/49	2,678	1,999,794
3.75%, 09/01/27	2,270	2,239,898
3.75%, 03/01/45	3,058	2,462,011
3.85%, 12/01/42	1,437	1,202,207
3.94%, 09/01/32	2,640	2,513,280
4.15%, 08/15/44	2,220	1,903,424
4.30%, 01/02/46	1,442	1,253,548
5.85%, 11/15/33	1,305	1,404,869
6.00%, 03/01/39	634	689,728
6.13%, 05/15/38	1,250	1,368,816
Series 20-A, 1.45%, 09/15/30	3,214	2,715,149
Series A, 4.30%, 07/15/48	2,556	2,198,737
Series B, 3.70%, 12/01/47	2,186	1,720,128
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(e)	1,020	1,027,502
Ameren Corp.
1.75%, 03/15/28	1,891	1,719,358
1.95%, 03/15/27	3,905	3,659,584
3.50%, 01/15/31	3,275	3,047,770
3.65%, 02/15/26	2,818	2,777,422
5.00%, 01/15/29	2,679	2,718,280
5.70%, 12/01/26	3,190	3,262,976
Ameren Illinois Co.
1.55%, 11/15/30	1,757	1,484,432
2.90%, 06/15/51	1,669	1,097,971
3.25%, 03/15/50	1,927	1,372,085
3.70%, 12/01/47	2,676	2,116,901
3.80%, 05/15/28	2,382	2,338,107
3.85%, 09/01/32	2,045	1,931,165
4.15%, 03/15/46	1,796	1,533,597
4.50%, 03/15/49	2,429	2,164,545
4.95%, 06/01/33	1,980	2,002,308
5.55%, 07/01/54	2,835	2,919,391
5.90%, 12/01/52	1,880	2,031,845
American Electric Power Co. Inc.
2.30%, 03/01/30	1,551	1,374,239
3.20%, 11/13/27(c)	3,168	3,038,593
3.25%, 03/01/50	1,497	1,031,517
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)(c)	3,495	3,252,649
5.20%, 01/15/29	4,840	4,959,850
5.63%, 03/01/33	2,391	2,492,194
5.75%, 11/01/27	2,805	2,907,977
5.95%, 11/01/32	1,814	1,932,219
6.95%, 12/15/54, (5-year CMT + 2.675%)(a)	1,470	1,530,419
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)(c)	880	904,891
Security	Par (000)	Value
Electric (continued)
Series J, 4.30%, 12/01/28	$3,005	$2,971,161
Series N, 1.00%, 11/01/25	1,047	1,000,585
Appalachian Power Co.
4.40%, 05/15/44	1,724	1,460,500
4.45%, 06/01/45	1,828	1,538,127
4.50%, 08/01/32	2,810	2,704,856
5.65%, 04/01/34	1,670	1,727,727
7.00%, 04/01/38	2,035	2,342,208
Series AA, 2.70%, 04/01/31	682	600,083
Series X, 3.30%, 06/01/27	1,894	1,833,353
Series Y, 4.50%, 03/01/49	2,110	1,773,831
Series Z, 3.70%, 05/01/50	2,110	1,532,351
Arizona Public Service Co.
2.20%, 12/15/31	1,980	1,651,541
2.60%, 08/15/29	2,305	2,113,945
2.65%, 09/15/50	2,051	1,256,552
2.95%, 09/15/27	2,114	2,019,491
3.35%, 05/15/50	2,562	1,810,217
3.50%, 12/01/49	2,683	1,925,704
3.75%, 05/15/46	2,116	1,621,084
4.20%, 08/15/48	1,503	1,230,538
4.25%, 03/01/49	1,945	1,603,062
4.35%, 11/15/45	1,722	1,453,524
4.50%, 04/01/42	1,995	1,753,684
5.05%, 09/01/41	1,575	1,498,149
5.55%, 08/01/33	2,055	2,113,075
5.70%, 08/15/34	2,040	2,122,029
6.35%, 12/15/32	1,695	1,840,365
Atlantic City Electric Co.
2.30%, 03/15/31	1,619	1,398,337
4.00%, 10/15/28	1,507	1,486,660
Avangrid Inc., 3.80%, 06/01/29	4,318	4,158,539
Avista Corp.
4.00%, 04/01/52	2,225	1,761,330
4.35%, 06/01/48	2,100	1,806,937
Baltimore Gas & Electric Co.
2.25%, 06/15/31	2,955	2,554,090
2.40%, 08/15/26	1,673	1,609,211
2.90%, 06/15/50	1,725	1,140,696
3.20%, 09/15/49	1,990	1,392,500
3.50%, 08/15/46	2,580	1,969,069
3.75%, 08/15/47	1,659	1,303,052
4.25%, 09/15/48	1,504	1,272,573
4.55%, 06/01/52	2,152	1,894,034
5.30%, 06/01/34	1,495	1,544,058
5.40%, 06/01/53	2,375	2,394,865
5.65%, 06/01/54	1,680	1,757,226
6.35%, 10/01/36	1,090	1,209,635
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	3,121	2,588,147
2.85%, 05/15/51	6,735	4,386,983
3.25%, 04/15/28	3,862	3,726,541
3.70%, 07/15/30	6,010	5,786,307
3.80%, 07/15/48	3,751	2,914,855
4.25%, 10/15/50	3,577	2,970,166
4.45%, 01/15/49	4,466	3,838,245
4.50%, 02/01/45	2,844	2,590,557
4.60%, 05/01/53	4,645	4,058,461
5.15%, 11/15/43	3,138	3,089,342
5.95%, 05/15/37	2,628	2,840,783
6.13%, 04/01/36	6,048	6,599,238
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
2.50%, 06/15/30	$1,457	$1,281,125
3.05%, 10/15/29	2,722	2,514,633
3.15%, 01/15/27	2,994	2,893,894
3.88%, 10/15/49	1,924	1,474,375
3.95%, 01/15/26	2,299	2,271,383
4.20%, 09/15/46	970	797,739
4.35%, 05/01/33	1,075	1,010,870
5.95%, 03/15/28	2,830	2,954,960
6.00%, 01/15/35	2,140	2,235,526
6.15%, 05/15/34	615	651,950
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	1,865	1,487,104
3.60%, 03/01/52	830	624,331
3.95%, 03/01/48	2,638	2,132,029
4.50%, 04/01/44	2,703	2,409,489
4.95%, 04/01/33	1,425	1,433,031
5.15%, 03/01/34	1,140	1,165,579
5.20%, 10/01/28	2,085	2,141,331
5.30%, 04/01/53	410	407,730
Series AA, 3.00%, 02/01/27	1,400	1,357,834
Series AC, 4.25%, 02/01/49	2,347	1,993,481
Series AD, 2.90%, 07/01/50	2,480	1,631,753
Series AE, 2.35%, 04/01/31	1,705	1,479,458
Series AF, 3.35%, 04/01/51	1,680	1,215,124
Series AG, 3.00%, 03/01/32	1,225	1,084,200
Series ai., 4.45%, 10/01/32	2,715	2,665,858
Series AJ, 4.85%, 10/01/52	1,530	1,409,432
Series K2, 6.95%, 03/15/33	545	622,450
Series Z, 2.40%, 09/01/26	2,218	2,130,014
CenterPoint Energy Inc.
1.45%, 06/01/26	2,780	2,626,737
2.65%, 06/01/31	1,530	1,335,255
2.95%, 03/01/30	3,278	2,993,632
3.70%, 09/01/49	2,850	2,127,702
5.25%, 08/10/26	1,640	1,658,746
5.40%, 06/01/29	2,365	2,432,136
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	960	968,733
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)	400	402,053
Cleco Corporate Holdings LLC
3.74%, 05/01/26	3,889	3,810,142
4.97%, 05/01/46	1,759	1,526,665
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	1,219	1,289,545
CMS Energy Corp.
3.00%, 05/15/26	1,419	1,377,100
3.45%, 08/15/27	2,358	2,299,546
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)	1,650	1,396,407
4.75%, 06/01/50, (5-year CMT + 4.116%)(a)	3,205	3,013,786
4.88%, 03/01/44	1,655	1,550,909
Commonwealth Edison Co.
2.20%, 03/01/30	2,405	2,142,365
2.55%, 06/15/26	2,580	2,498,825
3.00%, 03/01/50	2,600	1,759,647
3.15%, 03/15/32	725	656,115
3.65%, 06/15/46	3,334	2,607,538
3.70%, 08/15/28	3,615	3,529,938
Security	Par (000)	Value
Electric (continued)
3.70%, 03/01/45	$1,780	$1,420,636
3.80%, 10/01/42	1,044	863,650
4.00%, 03/01/48	3,510	2,882,860
4.00%, 03/01/49	2,081	1,693,550
4.35%, 11/15/45	2,291	2,026,913
4.60%, 08/15/43	1,235	1,132,713
4.70%, 01/15/44	1,295	1,198,340
4.90%, 02/01/33	1,005	1,017,757
5.30%, 06/01/34	945	978,365
5.30%, 02/01/53	2,050	2,032,591
5.65%, 06/01/54	850	887,268
5.90%, 03/15/36	1,614	1,747,658
6.45%, 01/15/38	2,082	2,351,613
Series 122, 2.95%, 08/15/27	2,827	2,725,130
Series 123, 3.75%, 08/15/47	3,080	2,433,593
Series 127, 3.20%, 11/15/49	1,718	1,207,190
Series 130, 3.13%, 03/15/51	3,150	2,176,036
Series 131, 2.75%, 09/01/51	1,650	1,047,545
Series 133, 3.85%, 03/15/52	1,440	1,133,553
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	3,261	2,719,030
4.30%, 04/15/44	2,070	1,840,695
4.65%, 01/01/29	1,535	1,547,969
4.90%, 07/01/33	1,305	1,316,964
4.95%, 08/15/34	1,225	1,232,339
5.25%, 01/15/53	2,310	2,325,937
Series A, 0.75%, 12/01/25	915	873,086
Series A, 2.05%, 07/01/31	2,355	1,998,794
Series A, 3.20%, 03/15/27	2,813	2,737,456
Series A, 4.15%, 06/01/45	455	390,217
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	3,725	3,271,019
3.20%, 12/01/51	1,330	921,969
3.60%, 06/15/61	3,588	2,591,686
3.70%, 11/15/59	3,093	2,280,029
3.80%, 05/15/28	3,506	3,438,982
3.85%, 06/15/46	3,009	2,410,404
3.95%, 03/01/43	1,881	1,569,991
4.45%, 03/15/44	3,608	3,213,032
4.50%, 12/01/45	2,947	2,606,233
4.50%, 05/15/58	3,044	2,615,077
4.63%, 12/01/54	2,767	2,475,062
5.20%, 03/01/33	2,070	2,136,647
5.38%, 05/15/34	1,480	1,542,793
5.50%, 03/15/34	2,891	3,043,399
5.70%, 06/15/40	1,987	2,070,218
5.70%, 05/15/54	1,730	1,817,726
5.90%, 11/15/53	3,110	3,335,685
6.15%, 11/15/52	3,320	3,701,517
Series 05-A, 5.30%, 03/01/35	1,140	1,180,507
Series 06-A, 5.85%, 03/15/36	2,597	2,779,777
Series 06-B, 6.20%, 06/15/36	1,012	1,113,733
Series 07-A, 6.30%, 08/15/37	1,313	1,456,658
Series 08-B, 6.75%, 04/01/38	2,033	2,340,546
Series 09-C, 5.50%, 12/01/39	2,841	2,910,833
Series 12-A, 4.20%, 03/15/42	2,023	1,759,797
Series 2017, 3.88%, 06/15/47	2,777	2,219,946
Series 20A, 3.35%, 04/01/30	3,524	3,354,987
Series 20B, 3.95%, 04/01/50	4,854	4,009,785
Series A, 4.13%, 05/15/49	3,157	2,617,190
Series B, 3.13%, 11/15/27	803	773,096
35
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series C, 3.00%, 12/01/60	$2,348	$1,463,690
Series C, 4.00%, 11/15/57	1,485	1,166,236
Series C, 4.30%, 12/01/56	2,199	1,837,565
Series D, 4.00%, 12/01/28	2,777	2,752,812
Series E, 4.65%, 12/01/48	2,904	2,631,246
Constellation Energy Generation LLC
5.60%, 03/01/28	3,485	3,612,238
5.60%, 06/15/42	3,763	3,763,858
5.75%, 10/01/41	3,926	3,992,174
5.75%, 03/15/54	3,275	3,305,498
5.80%, 03/01/33	2,825	2,968,437
6.13%, 01/15/34	2,295	2,465,863
6.25%, 10/01/39	1,952	2,117,876
6.50%, 10/01/53	2,695	2,994,516
Consumers Energy Co.
2.50%, 05/01/60	2,175	1,319,039
2.65%, 08/15/52	387	256,111
3.10%, 08/15/50	2,700	1,963,956
3.25%, 08/15/46	2,158	1,657,700
3.50%, 08/01/51	2,476	1,930,716
3.60%, 08/15/32	1,140	1,058,485
3.75%, 02/15/50	1,311	1,055,819
3.80%, 11/15/28	886	868,718
3.95%, 05/15/43	1,421	1,204,434
3.95%, 07/15/47	1,473	1,238,710
4.05%, 05/15/48	2,712	2,293,483
4.20%, 09/01/52	2,140	1,824,088
4.35%, 04/15/49	3,211	2,846,320
4.60%, 05/30/29	3,160	3,196,384
4.63%, 05/15/33	1,980	1,968,645
4.65%, 03/01/28	2,575	2,603,616
4.70%, 01/15/30	945	957,789
4.90%, 02/15/29	2,950	3,019,101
Dayton Power & Light Co. (The), 3.95%, 06/15/49	2,620	1,997,926
Delmarva Power & Light Co., 4.15%, 05/15/45	1,879	1,572,291
Dominion Energy Inc.
3.90%, 10/01/25	2,343	2,320,267
4.25%, 06/01/28	2,952	2,920,789
4.35%, 08/15/32	1,520	1,479,184
4.70%, 12/01/44	1,910	1,675,120
4.85%, 08/15/52	2,075	1,866,904
5.38%, 11/15/32	3,610	3,719,312
7.00%, 06/15/38	915	1,050,406
Series A, 1.45%, 04/15/26	3,015	2,864,773
Series A, 4.60%, 03/15/49	1,625	1,398,262
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	10	10,440
Series B, 3.30%, 04/15/41	2,300	1,741,375
Series B, 3.60%, 03/15/27	1,895	1,850,329
Series B, 5.95%, 06/15/35	2,307	2,457,829
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(a)	40	42,719
Series C, 2.25%, 08/15/31	2,603	2,211,818
Series C, 3.38%, 04/01/30	6,289	5,886,663
Series C, 4.05%, 09/15/42	1,765	1,439,648
Series C, 4.90%, 08/01/41	2,360	2,172,105
Series D, 2.85%, 08/15/26	2,108	2,039,128
Series E, 6.30%, 03/15/33	1,705	1,847,997
Series F, 5.25%, 08/01/33	2,575	2,610,898
Security	Par (000)	Value
Electric (continued)
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	$1,845	$1,677,573
5.10%, 06/01/65	2,050	1,939,214
5.30%, 05/15/33	1,670	1,724,227
5.45%, 02/01/41	975	986,650
6.05%, 01/15/38	1,915	2,084,026
6.25%, 10/15/53	2,020	2,287,167
6.63%, 02/01/32	545	606,035
Series A, 2.30%, 12/01/31	2,650	2,263,704
DTE Electric Co.
2.25%, 03/01/30	2,637	2,359,219
2.95%, 03/01/50	2,252	1,543,585
3.70%, 03/15/45	2,210	1,761,800
3.70%, 06/01/46	1,140	908,688
3.75%, 08/15/47	2,027	1,609,768
3.95%, 03/01/49	2,954	2,447,975
4.30%, 07/01/44	1,706	1,494,134
4.85%, 12/01/26	910	922,772
5.20%, 04/01/33	2,695	2,782,328
5.20%, 03/01/34	2,295	2,368,343
5.40%, 04/01/53	2,515	2,568,852
Series A, 1.90%, 04/01/28	3,525	3,242,436
Series A, 3.00%, 03/01/32	2,205	1,985,402
Series A, 4.00%, 04/01/43	937	799,477
Series A, 4.05%, 05/15/48	2,446	2,061,650
Series B, 3.25%, 04/01/51	2,186	1,574,776
Series B, 3.65%, 03/01/52	1,585	1,221,581
Series C, 2.63%, 03/01/31	2,500	2,233,348
DTE Energy Co.
2.85%, 10/01/26	4,070	3,935,873
2.95%, 03/01/30	2,238	2,046,362
4.88%, 06/01/28	5,175	5,233,267
4.95%, 07/01/27	3,555	3,593,889
5.10%, 03/01/29	5,180	5,283,484
5.85%, 06/01/34	3,525	3,715,790
Series C, 3.40%, 06/15/29	3,030	2,874,044
Duke Energy Carolinas LLC
2.45%, 08/15/29	2,394	2,189,794
2.45%, 02/01/30	2,345	2,120,418
2.55%, 04/15/31	2,798	2,471,349
2.85%, 03/15/32	2,855	2,536,531
2.95%, 12/01/26	2,717	2,637,434
3.20%, 08/15/49	2,875	2,021,285
3.45%, 04/15/51	2,585	1,897,381
3.55%, 03/15/52	2,370	1,756,749
3.70%, 12/01/47	2,307	1,785,911
3.75%, 06/01/45	2,404	1,918,036
3.88%, 03/15/46	2,770	2,233,343
3.95%, 11/15/28	2,951	2,916,927
3.95%, 03/15/48	1,775	1,447,842
4.00%, 09/30/42	1,844	1,573,209
4.25%, 12/15/41	1,379	1,215,823
4.85%, 01/15/34	2,345	2,355,243
4.95%, 01/15/33	3,170	3,221,770
5.30%, 02/15/40	3,245	3,307,562
5.35%, 01/15/53	1,755	1,755,372
5.40%, 01/15/54	4,119	4,170,662
6.00%, 01/15/38	1,172	1,275,427
6.05%, 04/15/38	1,905	2,089,476
6.10%, 06/01/37	2,340	2,537,377
6.45%, 10/15/32	1,530	1,689,128
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 6.00%, 12/01/28(c)	$1,634	$1,733,983
Duke Energy Corp.
0.90%, 09/15/25	3,948	3,797,854
2.45%, 06/01/30	3,320	2,967,282
2.55%, 06/15/31	2,055	1,782,970
2.65%, 09/01/26	3,319	3,201,350
3.15%, 08/15/27	3,873	3,735,275
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	2,327	2,093,259
3.30%, 06/15/41	3,758	2,874,060
3.40%, 06/15/29	2,527	2,401,358
3.50%, 06/15/51	3,060	2,182,902
3.75%, 09/01/46	5,957	4,556,566
3.95%, 08/15/47	2,620	2,059,427
4.20%, 06/15/49	2,710	2,196,228
4.30%, 03/15/28	4,400	4,375,087
4.50%, 08/15/32	5,030	4,900,196
4.80%, 12/15/45	3,034	2,721,594
4.85%, 01/05/27	1,895	1,914,431
4.85%, 01/05/29	1,805	1,831,945
5.00%, 12/08/25	2,215	2,224,109
5.00%, 12/08/27	3,260	3,320,656
5.00%, 08/15/52	4,205	3,860,916
5.45%, 06/15/34	2,780	2,864,237
5.75%, 09/15/33	2,910	3,076,943
5.80%, 06/15/54	2,320	2,373,725
6.10%, 09/15/53	3,085	3,303,203
Duke Energy Florida LLC
1.75%, 06/15/30	2,690	2,318,317
2.40%, 12/15/31	3,105	2,673,619
2.50%, 12/01/29	3,063	2,805,978
3.00%, 12/15/51	1,802	1,194,586
3.20%, 01/15/27	4,742	4,623,190
3.40%, 10/01/46	3,093	2,293,343
3.80%, 07/15/28	2,730	2,689,225
3.85%, 11/15/42	2,101	1,738,254
4.20%, 07/15/48	2,115	1,780,585
5.65%, 04/01/40	2,031	2,117,904
5.88%, 11/15/33	2,325	2,505,783
5.95%, 11/15/52	1,455	1,561,692
6.20%, 11/15/53	1,690	1,889,929
6.35%, 09/15/37	1,641	1,824,160
6.40%, 06/15/38	4,985	5,599,788
Duke Energy Florida Project Finance LLC
Series 2032, 2.86%, 03/01/33(c)	705	622,673
Series 2035, 3.11%, 09/01/38(c)	1,165	988,690
Duke Energy Indiana LLC
2.75%, 04/01/50	2,980	1,903,406
3.75%, 05/15/46	1,584	1,250,407
5.25%, 03/01/34	1,330	1,375,558
5.40%, 04/01/53	2,210	2,203,209
6.12%, 10/15/35	1,119	1,223,873
6.35%, 08/15/38	1,213	1,362,128
6.45%, 04/01/39	2,073	2,325,956
Series WWW, 4.90%, 07/15/43	1,509	1,425,640
Series YYY, 3.25%, 10/01/49	2,590	1,840,891
Duke Energy Ohio Inc.
2.13%, 06/01/30	2,268	1,992,419
3.65%, 02/01/29	2,131	2,066,781
3.70%, 06/15/46	2,007	1,552,093
4.30%, 02/01/49	2,037	1,714,428
Security	Par (000)	Value
Electric (continued)
5.25%, 04/01/33	$2,050	$2,109,756
5.55%, 03/15/54	1,560	1,588,103
5.65%, 04/01/53	1,495	1,528,854
Duke Energy Progress LLC
2.00%, 08/15/31	3,575	3,017,520
2.50%, 08/15/50	2,795	1,702,170
2.90%, 08/15/51	2,229	1,464,603
3.40%, 04/01/32	2,380	2,184,453
3.45%, 03/15/29	3,122	3,009,328
3.60%, 09/15/47	2,756	2,101,649
3.70%, 09/01/28	2,481	2,430,721
3.70%, 10/15/46	2,504	1,956,012
4.00%, 04/01/52	1,380	1,115,984
4.10%, 05/15/42	970	828,343
4.10%, 03/15/43	1,669	1,421,138
4.15%, 12/01/44	2,699	2,290,065
4.20%, 08/15/45	1,554	1,324,437
4.38%, 03/30/44	2,217	1,964,925
5.10%, 03/15/34	2,700	2,780,197
5.25%, 03/15/33	2,005	2,076,206
5.35%, 03/15/53	2,115	2,108,531
6.30%, 04/01/38	2,005	2,226,500
Edison International
4.13%, 03/15/28	2,945	2,884,799
5.25%, 11/15/28	2,345	2,386,332
5.45%, 06/15/29	2,185	2,246,672
5.75%, 06/15/27	4,278	4,383,660
6.95%, 11/15/29	2,800	3,063,663
El Paso Electric Co.
5.00%, 12/01/44	1,291	1,161,436
6.00%, 05/15/35	659	689,191
Emera U.S. Finance LP
2.64%, 06/15/31	2,130	1,829,232
3.55%, 06/15/26	4,035	3,933,871
4.75%, 06/15/46	5,031	4,347,804
Enel Americas SA, 4.00%, 10/25/26	3,508	3,449,626
Enel Chile SA, 4.88%, 06/12/28	4,142	4,093,651
Entergy Arkansas LLC
2.65%, 06/15/51	2,473	1,522,686
3.35%, 06/15/52	2,040	1,440,008
3.50%, 04/01/26	3,843	3,788,867
4.00%, 06/01/28	1,310	1,292,415
4.20%, 04/01/49	2,694	2,240,629
5.15%, 01/15/33	2,015	2,062,820
5.30%, 09/15/33	1,445	1,482,765
5.45%, 06/01/34	1,195	1,245,461
5.75%, 06/01/54	1,295	1,345,332
Entergy Corp.
0.90%, 09/15/25	2,673	2,573,374
1.90%, 06/15/28	2,490	2,262,389
2.40%, 06/15/31	2,990	2,557,548
2.80%, 06/15/30	2,902	2,625,813
2.95%, 09/01/26	3,792	3,675,639
3.75%, 06/15/50	2,844	2,094,130
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	120	122,149
Entergy Louisiana LLC
1.60%, 12/15/30	2,013	1,685,860
2.35%, 06/15/32	1,540	1,303,293
2.40%, 10/01/26	2,436	2,334,925
2.90%, 03/15/51	3,580	2,307,489
37
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.05%, 06/01/31(c)	$1,525	$1,376,485
3.10%, 06/15/41	421	314,782
3.12%, 09/01/27	2,295	2,214,236
3.25%, 04/01/28	2,959	2,836,710
4.00%, 03/15/33	3,122	2,923,307
4.20%, 09/01/48	4,761	3,932,165
4.20%, 04/01/50	2,781	2,287,859
4.75%, 09/15/52	2,230	2,008,660
4.95%, 01/15/45	3,365	3,132,349
5.15%, 09/15/34	2,580	2,605,307
5.35%, 03/15/34	1,900	1,954,633
5.70%, 03/15/54	3,425	3,535,868
Entergy Mississippi LLC
2.85%, 06/01/28	2,843	2,681,066
3.50%, 06/01/51	995	722,757
3.85%, 06/01/49	1,779	1,384,266
5.00%, 09/01/33	1,050	1,055,125
5.85%, 06/01/54	1,260	1,327,779
Entergy Texas Inc.
1.75%, 03/15/31	2,425	2,022,525
3.55%, 09/30/49	2,545	1,869,949
4.00%, 03/30/29	1,252	1,230,406
4.50%, 03/30/39	435	404,033
5.00%, 09/15/52	1,710	1,607,986
5.55%, 09/15/54	1,755	1,763,069
5.80%, 09/01/53	1,530	1,601,746
Evergy Inc., 2.90%, 09/15/29	4,122	3,785,700
Evergy Kansas Central Inc.
2.55%, 07/01/26	1,970	1,905,988
3.10%, 04/01/27	2,295	2,220,088
3.25%, 09/01/49	2,753	1,938,606
3.45%, 04/15/50	1,445	1,053,358
4.10%, 04/01/43	1,920	1,620,882
4.13%, 03/01/42	2,072	1,776,926
4.25%, 12/01/45	1,039	889,957
5.70%, 03/15/53	1,255	1,289,341
5.90%, 11/15/33	1,475	1,573,920
Evergy Metro Inc.
4.20%, 06/15/47	2,185	1,816,299
4.20%, 03/15/48	1,144	953,955
4.95%, 04/15/33	1,465	1,478,046
5.30%, 10/01/41	2,011	2,009,781
5.40%, 04/01/34	3,035	3,121,736
Series 2019, 4.13%, 04/01/49	1,753	1,439,129
Series 2020, 2.25%, 06/01/30	2,593	2,293,245
Eversource Energy
2.55%, 03/15/31	1,700	1,467,902
2.90%, 03/01/27	3,210	3,079,804
3.38%, 03/01/32	2,686	2,403,261
3.45%, 01/15/50	3,180	2,314,930
4.60%, 07/01/27	3,703	3,701,908
4.75%, 05/15/26	1,750	1,751,696
5.00%, 01/01/27	2,285	2,305,321
5.13%, 05/15/33	3,100	3,104,876
5.45%, 03/01/28	5,400	5,535,896
5.50%, 01/01/34	3,315	3,385,563
5.85%, 04/15/31	3,155	3,315,815
5.95%, 02/01/29	4,200	4,404,073
5.95%, 07/15/34	3,765	3,964,164
Series M, 3.30%, 01/15/28	1,336	1,277,592
Series O, 4.25%, 04/01/29	2,801	2,749,088
Security	Par (000)	Value
Electric (continued)
Series R, 1.65%, 08/15/30	$2,981	$2,506,838
Series U, 1.40%, 08/15/26	1,790	1,681,550
Exelon Corp.
2.75%, 03/15/27	3,056	2,934,840
3.35%, 03/15/32	1,005	915,079
3.40%, 04/15/26	4,877	4,790,246
4.05%, 04/15/30	5,665	5,522,051
4.10%, 03/15/52	3,145	2,538,621
4.45%, 04/15/46	2,963	2,555,030
4.70%, 04/15/50	3,382	2,999,093
4.95%, 06/15/35	1,254	1,231,228
5.10%, 06/15/45	2,615	2,486,130
5.15%, 03/15/28	2,660	2,715,410
5.15%, 03/15/29	1,235	1,266,962
5.30%, 03/15/33	3,335	3,419,161
5.45%, 03/15/34	2,700	2,789,971
5.60%, 03/15/53	4,015	4,068,458
5.63%, 06/15/35	3,049	3,203,636
FirstEnergy Corp.
2.65%, 03/01/30	1,050	948,290
Series A, 1.60%, 01/15/26(c)	580	554,817
Series B, 2.25%, 09/01/30	470	408,663
Series B, 3.90%, 07/15/27	2,130	2,088,777
Series C, 3.40%, 03/01/50	590	416,720
Series C, 4.85%, 07/15/47	720	639,013
Florida Power & Light Co.
2.45%, 02/03/32	4,703	4,093,163
2.88%, 12/04/51	6,177	4,149,068
3.13%, 12/01/25	4,605	4,532,046
3.15%, 10/01/49	2,679	1,927,185
3.70%, 12/01/47	2,417	1,928,463
3.80%, 12/15/42	2,136	1,782,899
3.95%, 03/01/48	4,302	3,575,799
3.99%, 03/01/49	2,765	2,306,255
4.05%, 06/01/42	2,690	2,336,714
4.05%, 10/01/44	2,678	2,302,439
4.13%, 02/01/42	2,863	2,521,113
4.13%, 06/01/48	2,451	2,080,154
4.40%, 05/15/28	2,715	2,730,552
4.45%, 05/15/26	1,585	1,587,925
4.63%, 05/15/30	3,000	3,046,460
4.80%, 05/15/33	2,415	2,437,566
4.95%, 06/01/35	1,074	1,087,797
5.00%, 08/01/34	200	207,145
5.05%, 04/01/28	3,170	3,246,872
5.10%, 04/01/33	3,520	3,627,350
5.15%, 06/15/29	3,515	3,638,146
5.25%, 02/01/41	2,219	2,238,170
5.30%, 06/15/34	2,935	3,057,460
5.30%, 04/01/53	2,825	2,876,987
5.60%, 06/15/54	3,090	3,282,536
5.63%, 04/01/34	1,515	1,624,862
5.65%, 02/01/37	1,515	1,619,675
5.69%, 03/01/40	2,458	2,596,109
5.95%, 02/01/38	2,173	2,380,549
5.96%, 04/01/39	1,210	1,315,992
Series A, 3.30%, 05/30/27	3,471	3,376,649
Fortis Inc./Canada, 3.06%, 10/04/26	5,815	5,610,898
Georgia Power Co.
3.25%, 04/01/26	1,144	1,122,042
3.25%, 03/30/27	3,240	3,161,339
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.30%, 03/15/42	$4,938	$4,364,758
4.30%, 03/15/43	2,117	1,839,070
4.65%, 05/16/28	4,690	4,737,970
4.70%, 05/15/32	1,640	1,644,543
4.95%, 05/17/33	4,740	4,794,968
5.00%, 02/23/27	1,125	1,143,205
5.13%, 05/15/52	3,690	3,598,867
5.25%, 03/15/34	3,110	3,208,143
Series 10-C, 4.75%, 09/01/40	2,524	2,370,607
Series A, 3.25%, 03/15/51	3,490	2,495,017
Series B, 2.65%, 09/15/29	3,577	3,302,495
Series B, 3.70%, 01/30/50	2,623	2,031,863
Iberdrola International BV, 6.75%, 07/15/36	1,652	1,920,858
Idaho Power Co.
5.20%, 08/15/34(c)	1,615	1,642,039
5.50%, 03/15/53	1,340	1,338,427
5.80%, 04/01/54	940	979,521
Series K, 4.20%, 03/01/48	1,991	1,642,180
Indiana Michigan Power Co.
3.25%, 05/01/51	2,350	1,639,469
3.85%, 05/15/28	2,109	2,056,407
4.25%, 08/15/48	1,835	1,530,811
5.63%, 04/01/53	1,800	1,862,580
6.05%, 03/15/37	555	598,840
Series K, 4.55%, 03/15/46	2,308	2,028,195
Series L, 3.75%, 07/01/47	1,278	985,543
Interstate Power & Light Co.
2.30%, 06/01/30	1,112	981,536
3.10%, 11/30/51	1,665	1,109,676
3.50%, 09/30/49	1,569	1,143,638
3.60%, 04/01/29	2,067	1,992,249
3.70%, 09/15/46	1,543	1,181,555
4.10%, 09/26/28	3,516	3,465,520
5.70%, 10/15/33	1,640	1,718,941
6.25%, 07/15/39	1,130	1,222,138
IPALCO Enterprises Inc.
4.25%, 05/01/30	3,480	3,334,354
5.75%, 04/01/34	2,150	2,213,761
ITC Holdings Corp.
3.25%, 06/30/26	2,740	2,672,405
3.35%, 11/15/27	1,795	1,730,651
5.30%, 07/01/43	1,696	1,617,956
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	351	342,287
Kentucky Utilities Co.
3.30%, 06/01/50	3,200	2,287,216
4.38%, 10/01/45	2,636	2,278,356
5.13%, 11/01/40	3,964	3,924,310
5.45%, 04/15/33	1,430	1,490,495
Louisville Gas & Electric Co.
4.25%, 04/01/49	1,385	1,154,552
5.45%, 04/15/33	1,510	1,572,301
Series 25, 3.30%, 10/01/25	1,257	1,239,061
MidAmerican Energy Co.
2.70%, 08/01/52	3,020	1,926,066
3.10%, 05/01/27	3,510	3,409,384
3.15%, 04/15/50	3,152	2,224,854
3.65%, 04/15/29	5,170	5,029,877
3.65%, 08/01/48	3,603	2,816,894
3.95%, 08/01/47	2,758	2,264,155
4.25%, 05/01/46	1,675	1,443,886
Security	Par (000)	Value
Electric (continued)
4.25%, 07/15/49	$4,239	$3,659,723
4.40%, 10/15/44	2,377	2,121,734
4.80%, 09/15/43	1,892	1,783,599
5.30%, 02/01/55	1,290	1,285,992
5.35%, 01/15/34	1,705	1,784,876
5.75%, 11/01/35	600	642,669
5.80%, 10/15/36	2,104	2,271,272
5.85%, 09/15/54	1,265	1,362,441
6.75%, 12/30/31	1,245	1,426,985
Mississippi Power Co.
3.95%, 03/30/28	3,690	3,623,489
Series 12-A, 4.25%, 03/15/42	2,326	2,015,052
Series B, 3.10%, 07/30/51	1,638	1,096,933
National Grid PLC
5.42%, 01/11/34	2,050	2,096,068
5.60%, 06/12/28	400	413,862
5.81%, 06/12/33	1,957	2,052,458
National Grid USA, 5.80%, 04/01/35	1,672	1,729,096
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,112	2,926,657
1.35%, 03/15/31	2,189	1,792,102
1.65%, 06/15/31	1,835	1,514,401
2.40%, 03/15/30	2,915	2,610,630
2.75%, 04/15/32	2,470	2,176,173
3.05%, 04/25/27	2,671	2,584,499
3.25%, 11/01/25	2,785	2,738,913
3.40%, 02/07/28	3,160	3,068,741
3.70%, 03/15/29	1,690	1,639,348
3.90%, 11/01/28	1,643	1,608,728
4.02%, 11/01/32	1,619	1,537,887
4.15%, 12/15/32	2,035	1,953,166
4.30%, 03/15/49	2,479	2,124,671
4.40%, 11/01/48	1,560	1,349,178
4.45%, 03/13/26	2,040	2,039,551
4.80%, 02/05/27	1,910	1,932,451
4.80%, 03/15/28	3,900	3,954,337
4.85%, 02/07/29	1,870	1,904,782
5.00%, 02/07/31	1,685	1,737,831
5.00%, 08/15/34	1,320	1,327,142
5.05%, 09/15/28	1,814	1,854,403
5.10%, 05/06/27	1,835	1,870,094
5.15%, 06/15/29	1,195	1,232,765
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)	2,330	2,316,520
5.45%, 10/30/25	2,820	2,846,212
5.60%, 11/13/26	1,535	1,571,189
5.80%, 01/15/33	3,090	3,301,126
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	1,880	1,953,187
Series C, 8.00%, 03/01/32	2,098	2,495,570
Nevada Power Co.
5.90%, 05/01/53	945	998,892
6.00%, 03/15/54	2,265	2,425,567
Series CC, 3.70%, 05/01/29	2,809	2,726,111
Series DD, 2.40%, 05/01/30	1,510	1,345,914
Series EE, 3.13%, 08/01/50	1,685	1,132,903
Series N, 6.65%, 04/01/36	1,885	2,105,340
Series R, 6.75%, 07/01/37	1,885	2,159,005
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	5,765	5,433,090
39
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
1.90%, 06/15/28	$4,890	$4,454,672
2.25%, 06/01/30	6,277	5,544,462
2.44%, 01/15/32	5,083	4,333,129
2.75%, 11/01/29	5,435	5,015,464
3.00%, 01/15/52	2,725	1,803,149
3.50%, 04/01/29	3,277	3,135,200
3.55%, 05/01/27	8,277	8,082,084
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	1,140	1,065,123
4.63%, 07/15/27	7,300	7,349,368
4.80%, 12/01/77, (3-mo. LIBOR US + 2.409%)(a)	2,568	2,390,739
4.90%, 02/28/28	6,115	6,195,609
4.90%, 03/15/29	3,875	3,938,792
4.95%, 01/29/26	3,830	3,849,342
5.00%, 02/28/30	4,175	4,280,866
5.00%, 07/15/32	4,927	4,996,242
5.05%, 02/28/33	4,790	4,828,908
5.25%, 03/15/34	5,175	5,265,130
5.25%, 02/28/53	4,920	4,787,842
5.55%, 03/15/54	3,655	3,685,103
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(a)	896	874,119
5.75%, 09/01/25	1,139	1,148,278
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	170	173,433
6.75%, 06/15/54, (5-year CMT + 2.457%)(a)	420	441,508
Northern States Power Co./MN
2.25%, 04/01/31	2,310	2,008,961
2.60%, 06/01/51	2,355	1,481,576
2.90%, 03/01/50	2,984	2,013,000
3.20%, 04/01/52	1,750	1,239,360
3.40%, 08/15/42	1,618	1,280,744
3.60%, 05/15/46	1,311	1,019,599
3.60%, 09/15/47	2,253	1,737,851
4.00%, 08/15/45	1,567	1,300,333
4.13%, 05/15/44	1,590	1,359,610
4.50%, 06/01/52	1,790	1,581,143
5.10%, 05/15/53	2,730	2,645,878
5.35%, 11/01/39	840	861,349
5.40%, 03/15/54	2,325	2,368,770
6.20%, 07/01/37	1,543	1,721,254
6.25%, 06/01/36	1,180	1,314,313
Northern States Power Co./WI, 5.65%, 06/15/54	1,185	1,239,237
NorthWestern Corp., 4.18%, 11/15/44	475	399,982
NSTAR Electric Co.
1.95%, 08/15/31	876	738,588
3.10%, 06/01/51	1,875	1,297,456
3.20%, 05/15/27	2,661	2,581,531
3.25%, 05/15/29	2,762	2,627,865
3.95%, 04/01/30	2,577	2,513,306
4.40%, 03/01/44	1,185	1,048,102
4.55%, 06/01/52	2,285	2,045,068
4.95%, 09/15/52	140	133,177
5.40%, 06/01/34	2,290	2,391,017
5.50%, 03/15/40	475	486,192
OGE Energy Corp., 5.45%, 05/15/29	1,980	2,047,964
Oglethorpe Power Corp.
3.75%, 08/01/50	2,350	1,758,214
Security	Par (000)	Value
Electric (continued)
4.50%, 04/01/47	$2,485	$2,115,693
5.05%, 10/01/48	2,805	2,578,985
5.25%, 09/01/50	1,287	1,204,853
5.38%, 11/01/40	2,260	2,196,726
5.80%, 06/01/54(b)	1,090	1,112,337
5.95%, 11/01/39	1,581	1,637,655
6.20%, 12/01/53	2,120	2,262,440
Ohio Edison Co., 6.88%, 07/15/36	1,390	1,612,612
Ohio Power Co.
4.00%, 06/01/49	2,087	1,647,589
4.15%, 04/01/48	2,142	1,740,475
5.00%, 06/01/33	975	975,186
5.65%, 06/01/34	975	1,014,758
Series P, 2.60%, 04/01/30	2,158	1,934,991
Series Q, 1.63%, 01/15/31	2,501	2,064,794
Series R, 2.90%, 10/01/51	1,810	1,150,306
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	2,511	2,351,984
3.30%, 03/15/30	1,966	1,839,376
3.80%, 08/15/28	1,447	1,411,206
3.85%, 08/15/47	1,509	1,194,512
4.15%, 04/01/47	3,040	2,508,995
5.40%, 01/15/33	2,025	2,107,210
5.60%, 04/01/53	2,870	2,912,697
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	4,200	4,022,386
2.70%, 11/15/51	2,690	1,691,381
2.75%, 05/15/30	3,007	2,748,701
3.10%, 09/15/49	3,210	2,219,283
3.70%, 11/15/28	4,258	4,151,840
3.70%, 05/15/50	2,646	2,045,322
3.75%, 04/01/45	3,196	2,559,338
3.80%, 09/30/47	2,147	1,720,406
3.80%, 06/01/49	2,628	2,086,597
4.10%, 11/15/48	2,440	2,024,780
4.15%, 06/01/32	2,000	1,930,311
4.30%, 05/15/28	630	627,921
4.55%, 09/15/32	2,750	2,719,508
4.55%, 12/01/41	1,631	1,491,266
4.60%, 06/01/52	1,170	1,041,223
4.95%, 09/15/52	3,370	3,197,453
5.25%, 09/30/40	1,297	1,294,555
5.30%, 06/01/42	1,868	1,867,204
5.35%, 10/01/52	1,040	1,031,280
5.55%, 06/15/54(b)	3,335	3,421,138
5.65%, 11/15/33	2,820	2,996,032
5.75%, 03/15/29	1,639	1,726,511
7.00%, 05/01/32	1,099	1,252,863
7.25%, 01/15/33	2,187	2,568,298
7.50%, 09/01/38	644	798,302
Pacific Gas and Electric Co.
2.10%, 08/01/27	5,680	5,275,867
2.50%, 02/01/31	8,838	7,594,997
2.95%, 03/01/26	3,237	3,141,713
3.00%, 06/15/28	3,715	3,488,272
3.15%, 01/01/26	5,299	5,171,025
3.25%, 06/01/31	3,465	3,098,634
3.30%, 03/15/27	2,027	1,956,323
3.30%, 12/01/27	4,737	4,520,154
3.30%, 08/01/40	3,467	2,593,850
3.50%, 08/01/50	8,715	6,014,825
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.75%, 07/01/28(c)	$4,314	$4,151,367
3.75%, 08/15/42	1,803	1,369,899
3.95%, 12/01/47	3,883	2,933,061
4.00%, 12/01/46	2,929	2,211,315
4.20%, 03/01/29	2,435	2,367,441
4.20%, 06/01/41	1,747	1,421,936
4.25%, 03/15/46	2,337	1,842,036
4.30%, 03/15/45	3,119	2,498,672
4.40%, 03/01/32	2,505	2,379,536
4.45%, 04/15/42	1,336	1,111,809
4.50%, 07/01/40	8,188	7,101,499
4.55%, 07/01/30	12,404	12,137,963
4.60%, 06/15/43	1,377	1,167,339
4.65%, 08/01/28	1,918	1,905,301
4.75%, 02/15/44	2,900	2,491,579
4.95%, 07/01/50	13,402	11,678,869
5.25%, 03/01/52	1,920	1,735,440
5.45%, 06/15/27	2,569	2,608,469
5.55%, 05/15/29	3,475	3,576,610
5.80%, 05/15/34	3,705	3,819,266
5.90%, 06/15/32	3,140	3,257,799
6.10%, 01/15/29	1,850	1,935,301
6.15%, 01/15/33	3,745	3,946,291
6.40%, 06/15/33	3,535	3,783,050
6.70%, 04/01/53	2,245	2,459,539
6.75%, 01/15/53	6,615	7,242,998
6.95%, 03/15/34	4,045	4,517,128
PacifiCorp
2.70%, 09/15/30	2,780	2,494,422
2.90%, 06/15/52	4,680	2,937,333
3.30%, 03/15/51	2,959	2,021,756
3.50%, 06/15/29	1,925	1,838,561
4.10%, 02/01/42	1,651	1,356,809
4.13%, 01/15/49	3,125	2,516,344
4.15%, 02/15/50	2,957	2,360,748
5.10%, 02/15/29	2,935	3,009,180
5.25%, 06/15/35	974	982,384
5.30%, 02/15/31	2,510	2,574,041
5.35%, 12/01/53	4,430	4,253,310
5.45%, 02/15/34	3,280	3,356,958
5.50%, 05/15/54	3,540	3,485,443
5.75%, 04/01/37	1,432	1,484,656
5.80%, 01/15/55	5,120	5,204,731
6.00%, 01/15/39	2,728	2,882,311
6.10%, 08/01/36	1,195	1,280,008
6.25%, 10/15/37	3,251	3,505,175
6.35%, 07/15/38	1,100	1,198,727
7.70%, 11/15/31	965	1,132,029
PECO Energy Co.
2.80%, 06/15/50	380	248,850
2.85%, 09/15/51	2,295	1,496,668
3.00%, 09/15/49	2,215	1,518,693
3.05%, 03/15/51	1,210	823,634
3.15%, 10/15/25	1,185	1,166,193
3.70%, 09/15/47	2,171	1,714,853
3.90%, 03/01/48	2,667	2,171,511
4.15%, 10/01/44	1,385	1,185,798
4.38%, 08/15/52	1,850	1,605,694
4.60%, 05/15/52	1,820	1,626,972
4.90%, 06/15/33	2,477	2,508,595
5.95%, 10/01/36	845	920,181
Security	Par (000)	Value
Electric (continued)
PG&E Recovery Funding LLC
5.05%, 07/15/34	$86	$87,957
Series A-1, 4.84%, 06/01/35	3,700	3,766,712
Series A-2, 5.23%, 06/01/42	3,000	3,112,100
Series A-3, 5.53%, 06/01/51	2,400	2,496,616
PG&E Wildfire Recovery Funding LLC
Series A-1, 4.02%, 06/01/33	950	937,986
Series A-2, 4.26%, 06/01/38	8,350	8,049,204
Series A-4, 4.45%, 12/01/49	20,000	18,254,449
Series A-4, 5.21%, 12/01/49	2,540	2,569,995
Potomac Electric Power Co.
4.15%, 03/15/43	2,889	2,501,365
5.20%, 03/15/34	1,310	1,353,432
5.50%, 03/15/54	1,300	1,330,203
6.50%, 11/15/37	290	330,978
PPL Capital Funding Inc.
3.10%, 05/15/26	4,239	4,129,035
4.13%, 04/15/30	1,890	1,837,616
5.25%, 09/01/34	725	734,121
PPL Electric Utilities Corp.
3.00%, 10/01/49	1,782	1,246,413
3.95%, 06/01/47	1,153	956,444
4.13%, 06/15/44	1,078	930,656
4.15%, 10/01/45	1,835	1,584,248
4.15%, 06/15/48	1,790	1,527,392
4.75%, 07/15/43	1,145	1,071,688
4.85%, 02/15/34	2,305	2,324,932
5.00%, 05/15/33	3,420	3,469,980
5.25%, 05/15/53	4,290	4,305,577
6.25%, 05/15/39	1,335	1,500,469
Progress Energy Inc.
6.00%, 12/01/39	3,072	3,240,259
7.00%, 10/30/31	2,115	2,382,700
7.75%, 03/01/31	3,209	3,712,958
Public Service Co. of Colorado
1.88%, 06/15/31	960	802,016
3.60%, 09/15/42	1,933	1,525,403
3.70%, 06/15/28	1,995	1,945,693
3.80%, 06/15/47	1,909	1,476,150
4.05%, 09/15/49	1,931	1,540,823
4.10%, 06/01/32	1,235	1,187,146
4.10%, 06/15/48	1,620	1,305,220
4.30%, 03/15/44	1,566	1,340,201
4.50%, 06/01/52	2,025	1,733,116
5.25%, 04/01/53	3,595	3,485,722
5.35%, 05/15/34	1,740	1,800,491
5.75%, 05/15/54	1,460	1,526,300
6.50%, 08/01/38	230	258,682
Series 17, 6.25%, 09/01/37	1,744	1,917,701
Series 34, 3.20%, 03/01/50	1,789	1,246,012
Series 35, 1.90%, 01/15/31	2,209	1,867,208
Series 36, 2.70%, 01/15/51	1,630	1,021,918
Public Service Co. of New Hampshire
3.60%, 07/01/49	1,695	1,308,148
5.15%, 01/15/53	1,960	1,926,929
5.35%, 10/01/33	2,725	2,843,712
Series V, 2.20%, 06/15/31	280	239,970
Public Service Co. of Oklahoma
5.25%, 01/15/33	2,810	2,848,721
Series J, 2.20%, 08/15/31	1,395	1,174,719
Series K, 3.15%, 08/15/51	620	420,204
41
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Public Service Electric & Gas Co.
0.95%, 03/15/26	$2,035	$1,928,400
1.90%, 08/15/31	2,425	2,033,907
2.05%, 08/01/50	2,785	1,594,699
2.25%, 09/15/26	1,489	1,426,675
2.45%, 01/15/30	3,799	3,430,985
2.70%, 05/01/50	925	607,325
3.00%, 05/15/27	2,264	2,188,195
3.00%, 03/01/51	230	158,419
3.10%, 03/15/32	644	583,131
3.15%, 01/01/50	1,745	1,250,014
3.20%, 05/15/29	1,619	1,539,275
3.20%, 08/01/49	2,565	1,863,573
3.60%, 12/01/47	2,299	1,795,615
3.65%, 09/01/28	2,423	2,359,561
3.65%, 09/01/42	1,685	1,381,350
3.70%, 05/01/28	2,254	2,203,402
3.80%, 01/01/43	1,034	860,242
3.80%, 03/01/46	2,653	2,167,372
3.85%, 05/01/49	2,292	1,869,650
3.95%, 05/01/42	760	647,321
4.05%, 05/01/48	1,951	1,646,725
4.65%, 03/15/33	1,415	1,411,498
4.85%, 08/01/34	1,575	1,587,184
4.90%, 12/15/32	2,248	2,290,362
5.13%, 03/15/53	785	777,544
5.20%, 08/01/33	900	931,288
5.20%, 03/01/34	1,990	2,057,350
5.30%, 08/01/54	1,575	1,605,193
5.45%, 08/01/53	380	392,128
5.45%, 03/01/54	2,030	2,106,807
5.50%, 03/01/40	387	400,962
5.80%, 05/01/37	363	393,193
Public Service Enterprise Group Inc.
1.60%, 08/15/30	2,143	1,805,890
2.45%, 11/15/31	1,560	1,339,826
5.20%, 04/01/29	3,025	3,104,775
5.45%, 04/01/34	2,085	2,144,329
5.85%, 11/15/27	1,800	1,870,283
5.88%, 10/15/28	3,615	3,780,141
6.13%, 10/15/33	2,195	2,361,060
Puget Energy Inc.
2.38%, 06/15/28	4,445	4,052,906
4.10%, 06/15/30	1,684	1,604,899
4.22%, 03/15/32	2,294	2,117,015
Puget Sound Energy Inc.
2.89%, 09/15/51	995	647,219
3.25%, 09/15/49	3,063	2,113,615
4.22%, 06/15/48	3,865	3,207,161
4.30%, 05/20/45	2,002	1,703,371
5.33%, 06/15/34	1,475	1,521,260
5.45%, 06/01/53	70	70,847
5.64%, 04/15/41	540	550,406
5.69%, 06/15/54	1,275	1,328,257
5.76%, 10/01/39	1,320	1,402,183
5.80%, 03/15/40	1,340	1,382,151
6.27%, 03/15/37	1,155	1,268,460
San Diego Gas & Electric Co.
2.50%, 05/15/26	3,425	3,329,369
3.70%, 03/15/52	520	397,057
4.15%, 05/15/48	2,200	1,842,338
Security	Par (000)	Value
Electric (continued)
4.50%, 08/15/40	$993	$927,490
4.95%, 08/15/28	2,617	2,670,627
5.35%, 04/01/53	3,665	3,660,807
5.55%, 04/15/54	2,635	2,709,269
6.00%, 06/01/39	960	1,058,432
Series RRR, 3.75%, 06/01/47	2,025	1,594,034
Series TTT, 4.10%, 06/15/49	2,164	1,781,460
Series UUU, 3.32%, 04/15/50	2,646	1,904,707
Series VVV, 1.70%, 10/01/30	4,089	3,492,690
Series WWW, 2.95%, 08/15/51	3,470	2,377,338
Series XXX, 3.00%, 03/15/32	2,205	1,973,476
Sempra
3.25%, 06/15/27	3,709	3,585,067
3.40%, 02/01/28	5,267	5,074,251
3.70%, 04/01/29	2,858	2,753,540
3.80%, 02/01/38	3,987	3,397,135
4.00%, 02/01/48	2,702	2,144,409
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	4,470	4,187,791
5.40%, 08/01/26	2,195	2,228,079
5.50%, 08/01/33	2,425	2,506,728
6.00%, 10/15/39	3,385	3,547,786
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	1,400	1,417,064
Sierra Pacific Power Co.
2.60%, 05/01/26	3,414	3,307,085
5.90%, 03/15/54	1,960	2,082,803
Southern California Edison Co.
2.25%, 06/01/30	2,482	2,189,935
2.75%, 02/01/32	3,265	2,857,257
2.85%, 08/01/29	2,498	2,311,586
3.45%, 02/01/52	2,640	1,904,340
3.65%, 02/01/50	5,789	4,375,128
4.00%, 04/01/47	6,949	5,622,768
4.05%, 03/15/42	2,422	2,032,283
4.50%, 09/01/40	1,800	1,626,091
4.65%, 10/01/43	3,508	3,183,215
4.88%, 02/01/27	2,640	2,665,713
4.90%, 06/01/26	1,565	1,572,598
5.15%, 06/01/29	2,260	2,322,556
5.20%, 06/01/34	3,310	3,364,508
5.30%, 03/01/28	1,115	1,143,826
5.35%, 03/01/26	2,660	2,691,214
5.45%, 06/01/31	1,775	1,849,245
5.50%, 03/15/40	2,748	2,799,891
5.63%, 02/01/36	1,419	1,480,352
5.65%, 10/01/28	900	937,507
5.70%, 03/01/53	615	629,764
5.75%, 04/15/54	1,935	2,012,725
5.85%, 11/01/27	2,830	2,947,171
5.88%, 12/01/53	2,030	2,129,165
5.95%, 11/01/32	1,860	1,994,524
6.00%, 01/15/34	2,509	2,706,365
6.05%, 03/15/39	2,100	2,254,342
6.65%, 04/01/29	1,755	1,891,065
Series 04-G, 5.75%, 04/01/35	1,289	1,361,205
Series 05-E, 5.35%, 07/15/35	1,511	1,553,298
Series 06-E, 5.55%, 01/15/37	1,730	1,809,202
Series 08-A, 5.95%, 02/01/38	2,357	2,513,911
Series 13-A, 3.90%, 03/15/43	2,514	2,059,780
Series 2020-C, 1.20%, 02/01/26	2,365	2,251,012
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series 20A, 2.95%, 02/01/51	$1,280	$848,556
Series A, 4.20%, 03/01/29	2,468	2,436,452
Series B, 3.65%, 03/01/28	2,192	2,134,360
Series B, 4.88%, 03/01/49	2,936	2,706,634
Series C, 3.60%, 02/01/45	1,920	1,478,896
Series C, 4.13%, 03/01/48	6,437	5,293,095
Series D, 4.70%, 06/01/27	2,637	2,663,838
Series E, 5.45%, 06/01/52	1,979	1,963,432
Series G, 2.50%, 06/01/31	3,047	2,670,014
Series H, 3.65%, 06/01/51	2,087	1,559,727
Southern Co. (The)
3.25%, 07/01/26	7,460	7,287,024
4.25%, 07/01/36	1,795	1,654,340
4.40%, 07/01/46	8,101	7,070,390
4.85%, 06/15/28	2,790	2,831,937
5.11%, 08/01/27	2,580	2,620,681
5.15%, 10/06/25	2,505	2,514,526
5.20%, 06/15/33	3,805	3,890,714
5.50%, 03/15/29	4,030	4,194,254
5.70%, 10/15/32	1,945	2,054,138
5.70%, 03/15/34	3,550	3,749,753
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	4,430	4,214,570
Series 21-B, 1.75%, 03/15/28	1,600	1,454,648
Series A, 3.70%, 04/30/30	4,870	4,649,942
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(a)	2,325	2,273,123
Southern Power Co.
0.90%, 01/15/26	2,463	2,341,812
4.15%, 12/01/25	5,091	5,052,730
5.15%, 09/15/41	2,548	2,472,047
5.25%, 07/15/43	1,640	1,587,544
Series F, 4.95%, 12/15/46	2,025	1,838,535
Southwestern Electric Power Co.
3.25%, 11/01/51	3,325	2,212,284
5.30%, 04/01/33	1,120	1,136,651
6.20%, 03/15/40	1,739	1,863,266
Series J, 3.90%, 04/01/45	680	530,444
Series K, 2.75%, 10/01/26	2,300	2,212,343
Series L, 3.85%, 02/01/48	2,343	1,765,417
Series M, 4.10%, 09/15/28	2,185	2,144,117
Series N, 1.65%, 03/15/26	3,015	2,886,817
Southwestern Public Service Co.
3.40%, 08/15/46	1,388	985,885
3.70%, 08/15/47	2,020	1,512,727
3.75%, 06/15/49	1,438	1,092,524
4.50%, 08/15/41	2,081	1,838,196
6.00%, 06/01/54	2,510	2,657,779
Series 6, 4.40%, 11/15/48	948	787,827
Series 8, 3.15%, 05/01/50	2,243	1,512,785
System Energy Resources Inc., 6.00%, 04/15/28	1,505	1,571,253
Tampa Electric Co.
2.40%, 03/15/31	2,054	1,782,580
3.45%, 03/15/51	1,205	876,194
3.63%, 06/15/50	1,841	1,388,451
4.10%, 06/15/42	2,153	1,839,519
4.30%, 06/15/48(c)	1,754	1,488,380
4.35%, 05/15/44	1,295	1,121,311
4.45%, 06/15/49	2,319	2,036,327
4.90%, 03/01/29	1,860	1,896,115
Security	Par (000)	Value
Electric (continued)
5.00%, 07/15/52	$1,275	$1,206,525
Toledo Edison Co. (The), 6.15%, 05/15/37	969	1,065,063
Tucson Electric Power Co.
1.50%, 08/01/30	4,236	3,571,424
3.25%, 05/15/32	1,128	1,017,245
3.25%, 05/01/51	2,560	1,774,817
4.00%, 06/15/50	1,442	1,140,426
4.85%, 12/01/48(c)	1,262	1,145,859
5.20%, 09/15/34	1,540	1,544,848
5.50%, 04/15/53	2,165	2,154,654
Union Electric Co.
2.15%, 03/15/32	2,675	2,248,653
2.63%, 03/15/51	1,696	1,061,489
2.95%, 06/15/27	3,133	3,023,122
2.95%, 03/15/30	2,394	2,212,151
3.25%, 10/01/49	2,216	1,576,584
3.50%, 03/15/29	3,201	3,092,303
3.65%, 04/15/45	2,200	1,719,022
3.90%, 09/15/42	1,720	1,446,186
3.90%, 04/01/52	1,280	1,027,924
4.00%, 04/01/48	2,230	1,831,556
5.20%, 04/01/34	2,495	2,559,632
5.25%, 01/15/54	1,770	1,741,715
5.30%, 08/01/37	345	356,522
5.45%, 03/15/53	2,475	2,495,931
8.45%, 03/15/39	633	837,237
Virginia Electric & Power Co.
2.30%, 11/15/31	2,509	2,142,908
2.40%, 03/30/32	1,315	1,126,029
2.45%, 12/15/50	4,542	2,712,370
2.95%, 11/15/51	4,195	2,770,196
3.30%, 12/01/49	2,515	1,784,935
4.00%, 01/15/43	2,300	1,928,866
4.45%, 02/15/44	2,330	2,071,099
4.60%, 12/01/48	2,625	2,322,802
5.00%, 04/01/33	3,595	3,625,249
5.00%, 01/15/34	2,585	2,603,215
5.05%, 08/15/34	1,120	1,127,979
5.30%, 08/15/33	2,135	2,191,914
5.35%, 01/15/54	2,195	2,182,195
5.45%, 04/01/53	3,236	3,236,439
5.55%, 08/15/54	745	757,216
5.70%, 08/15/53	2,220	2,299,168
6.35%, 11/30/37	1,927	2,126,202
8.88%, 11/15/38	2,603	3,557,986
Series A, 2.88%, 07/15/29	2,752	2,562,322
Series A, 3.15%, 01/15/26	4,367	4,283,616
Series A, 3.50%, 03/15/27	4,392	4,300,940
Series A, 3.80%, 04/01/28	3,835	3,760,193
Series A, 6.00%, 05/15/37	2,222	2,392,288
Series B, 2.95%, 11/15/26	2,330	2,261,418
Series B, 3.75%, 05/15/27	1,769	1,740,530
Series B, 3.80%, 09/15/47	2,892	2,256,690
Series B, 4.20%, 05/15/45	1,682	1,424,582
Series B, 6.00%, 01/15/36	1,684	1,817,551
Series C, 4.00%, 11/15/46	2,275	1,851,615
Series C, 4.63%, 05/15/52	2,980	2,633,397
Series D, 4.65%, 08/15/43	2,785	2,534,880
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	6,000	6,160,547
43
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
WEC Energy Group Inc.
1.38%, 10/15/27	$2,979	$2,714,115
1.80%, 10/15/30	2,212	1,880,451
2.20%, 12/15/28	967	882,324
4.75%, 01/09/26	5,235	5,238,632
4.75%, 01/15/28	2,480	2,502,552
5.00%, 09/27/25	2,515	2,520,863
5.15%, 10/01/27	2,650	2,702,742
5.60%, 09/12/26	1,555	1,586,373
Wisconsin Electric Power Co.
1.70%, 06/15/28	2,075	1,886,688
4.30%, 10/15/48	1,685	1,453,594
4.75%, 09/30/32	1,780	1,808,966
5.00%, 05/15/29	1,210	1,243,074
5.63%, 05/15/33	660	710,058
5.70%, 12/01/36	590	641,774
Wisconsin Power and Light Co.
1.95%, 09/16/31	2,330	1,940,647
3.00%, 07/01/29	2,163	2,034,096
3.05%, 10/15/27	1,470	1,412,783
3.65%, 04/01/50	1,795	1,349,828
3.95%, 09/01/32	2,415	2,275,380
4.95%, 04/01/33	1,870	1,877,969
5.38%, 03/30/34	1,470	1,514,698
6.38%, 08/15/37	390	425,654
Wisconsin Public Service Corp.
2.85%, 12/01/51	1,925	1,250,900
3.30%, 09/01/49	2,420	1,762,187
3.67%, 12/01/42	1,960	1,596,091
4.75%, 11/01/44	2,403	2,248,413
5.35%, 11/10/25	1,740	1,752,717
Xcel Energy Inc.
1.75%, 03/15/27	2,915	2,720,195
2.35%, 11/15/31	1,550	1,307,645
2.60%, 12/01/29	2,821	2,549,811
3.35%, 12/01/26	3,157	3,071,201
3.40%, 06/01/30	2,845	2,659,751
3.50%, 12/01/49	2,245	1,608,452
4.00%, 06/15/28	3,379	3,309,696
4.60%, 06/01/32	2,925	2,851,543
5.45%, 08/15/33	3,465	3,544,576
5.50%, 03/15/34	4,235	4,338,934
6.50%, 07/01/36	1,119	1,223,658
		2,551,513,771
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	2,041	1,749,115
Emerson Electric Co.
0.88%, 10/15/26	2,594	2,417,867
1.80%, 10/15/27	3,426	3,185,781
1.95%, 10/15/30	2,386	2,086,835
2.00%, 12/21/28	4,102	3,745,206
2.20%, 12/21/31	3,366	2,908,391
2.75%, 10/15/50	3,568	2,397,927
2.80%, 12/21/51	3,185	2,110,758
5.25%, 11/15/39	1,775	1,855,068
		22,456,948
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	3,011	2,858,620
Security	Par (000)	Value
Electronics (continued)
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	$2,157	$2,094,309
5.41%, 07/01/32	1,830	1,886,099
5.60%, 05/29/34	1,600	1,661,400
Amphenol Corp.
2.20%, 09/15/31	2,975	2,536,170
2.80%, 02/15/30	5,827	5,356,680
4.35%, 06/01/29	2,221	2,223,769
4.75%, 03/30/26	500	501,591
5.05%, 04/05/27	705	718,329
5.05%, 04/05/29	1,865	1,917,312
5.25%, 04/05/34	1,375	1,414,442
Arrow Electronics Inc.
2.95%, 02/15/32	3,323	2,881,676
3.88%, 01/12/28	2,460	2,386,503
5.15%, 08/21/29	1,625	1,630,925
5.88%, 04/10/34	1,665	1,701,422
Avnet Inc.
3.00%, 05/15/31	1,946	1,689,638
4.63%, 04/15/26	3,561	3,539,177
5.50%, 06/01/32	1,690	1,685,139
6.25%, 03/15/28	2,130	2,222,899
Flex Ltd.
3.75%, 02/01/26	4,205	4,131,407
4.88%, 06/15/29	3,471	3,458,308
4.88%, 05/12/30	2,649	2,630,319
5.25%, 01/15/32	2,060	2,059,644
6.00%, 01/15/28	2,140	2,207,840
Fortive Corp.
3.15%, 06/15/26	5,381	5,237,633
4.30%, 06/15/46	1,750	1,505,390
Honeywell International Inc.
1.10%, 03/01/27	4,614	4,283,134
1.75%, 09/01/31	6,705	5,656,460
1.95%, 06/01/30	3,921	3,458,768
2.50%, 11/01/26	7,512	7,253,980
2.70%, 08/15/29	4,865	4,546,590
2.80%, 06/01/50	5,575	3,854,257
3.81%, 11/21/47	4,425	3,633,803
4.25%, 01/15/29	3,595	3,620,007
4.50%, 01/15/34	3,365	3,342,821
4.65%, 07/30/27	3,025	3,064,892
4.70%, 02/01/30	3,025	3,075,440
4.75%, 02/01/32	3,025	3,073,773
4.88%, 09/01/29	3,985	4,090,167
4.95%, 02/15/28	3,780	3,890,893
4.95%, 09/01/31	2,575	2,658,402
5.00%, 02/15/33	5,115	5,266,886
5.00%, 03/01/35	5,820	5,967,981
5.25%, 03/01/54	3,315	3,365,184
5.35%, 03/01/64	2,755	2,819,532
5.38%, 03/01/41	1,585	1,642,285
5.70%, 03/15/36	2,409	2,621,539
5.70%, 03/15/37	2,285	2,477,565
Hubbell Inc.
2.30%, 03/15/31	865	747,665
3.15%, 08/15/27	2,602	2,502,680
3.35%, 03/01/26	3,820	3,744,261
3.50%, 02/15/28	3,404	3,291,646
Jabil Inc.
1.70%, 04/15/26	3,345	3,179,936
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.00%, 01/15/31	$3,141	$2,765,948
3.60%, 01/15/30	2,741	2,558,296
3.95%, 01/12/28	3,060	2,971,511
4.25%, 05/15/27	1,645	1,625,499
5.45%, 02/01/29	915	931,860
Keysight Technologies Inc.
3.00%, 10/30/29	4,084	3,803,611
4.60%, 04/06/27	5,003	5,008,489
TD SYNNEX Corp.
1.75%, 08/09/26	3,881	3,655,653
2.38%, 08/09/28	2,510	2,292,578
2.65%, 08/09/31	3,141	2,655,731
6.10%, 04/12/34	1,040	1,082,366
Trimble Inc.
4.90%, 06/15/28	3,299	3,319,890
6.10%, 03/15/33	995	1,064,632
Tyco Electronics Group SA
2.50%, 02/04/32	805	706,743
3.13%, 08/15/27	3,600	3,483,308
3.70%, 02/15/26	3,029	2,996,308
4.50%, 02/13/26	2,985	2,989,488
4.63%, 02/01/30	1,495	1,512,843
7.13%, 10/01/37	1,296	1,553,065
Vontier Corp.
1.80%, 04/01/26	3,992	3,797,674
2.40%, 04/01/28	3,646	3,335,777
2.95%, 04/01/31	3,299	2,850,992
		216,229,450
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	4,005	4,131,231
6.35%, 08/18/28	4,342	4,591,144
MasTec Inc., 5.90%, 06/15/29	1,000	1,033,712
Ste Transcore Holdings Inc., 4.13%, 05/23/26(f)	600	596,425
		10,352,512
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	16,785	16,080,392
4.05%, 03/15/29	6,385	5,969,971
4.28%, 03/15/32	20,561	17,975,579
5.05%, 03/15/42	11,178	8,942,045
5.14%, 03/15/52	25,095	19,051,613
5.39%, 03/15/62	10,800	8,132,688
6.41%, 03/15/26	1,905	1,905,010
		78,057,298
Environmental Control — 0.1%
Nature Conservancy (The), Series A, 3.96%, 03/01/52(c)	1,893	1,642,277
Republic Services Inc.
0.88%, 11/15/25	3,245	3,101,877
1.45%, 02/15/31	3,813	3,152,318
1.75%, 02/15/32	2,285	1,882,880
2.30%, 03/01/30	3,830	3,434,577
2.38%, 03/15/33	3,080	2,579,568
2.90%, 07/01/26(c)	2,264	2,202,517
3.05%, 03/01/50	3,025	2,130,210
3.38%, 11/15/27	3,270	3,178,355
3.95%, 05/15/28	4,021	3,970,237
4.88%, 04/01/29	2,935	2,992,158
Security	Par (000)	Value
Environmental Control (continued)
5.00%, 11/15/29	$1,610	$1,653,299
5.00%, 12/15/33	2,735	2,785,456
5.00%, 04/01/34	3,035	3,089,622
5.20%, 11/15/34	1,665	1,714,942
5.70%, 05/15/41	1,476	1,542,523
6.20%, 03/01/40	925	1,022,190
Veralto Corp.
5.35%, 09/18/28(b)	3,430	3,536,423
5.45%, 09/18/33(b)	1,760	1,817,568
5.50%, 09/18/26(b)	3,545	3,592,835
Waste Connections Inc.
2.20%, 01/15/32	3,123	2,650,677
2.60%, 02/01/30	3,202	2,929,301
2.95%, 01/15/52	3,275	2,218,406
3.05%, 04/01/50	2,491	1,749,541
3.20%, 06/01/32	2,210	1,993,649
3.50%, 05/01/29	3,301	3,189,249
4.20%, 01/15/33	3,005	2,896,004
4.25%, 12/01/28	3,017	3,002,313
5.00%, 03/01/34	2,750	2,795,016
Waste Management Inc.
0.75%, 11/15/25	2,971	2,839,858
1.15%, 03/15/28	2,550	2,293,883
1.50%, 03/15/31	1,708	1,423,779
2.00%, 06/01/29	3,395	3,063,173
2.50%, 11/15/50	1,507	959,405
2.95%, 06/01/41	3,585	2,709,198
3.15%, 11/15/27	5,038	4,877,693
4.10%, 03/01/45	460	398,356
4.15%, 04/15/32	1,980	1,935,751
4.15%, 07/15/49	3,982	3,466,316
4.63%, 02/15/30	3,310	3,360,613
4.63%, 02/15/33	5,440	5,456,558
4.88%, 02/15/29	3,350	3,434,385
4.88%, 02/15/34	4,190	4,254,382
4.95%, 07/03/27	1,920	1,957,124
4.95%, 07/03/31	1,820	1,870,556
		118,747,018
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	4,016	4,408,331
Campbell Soup Co.
2.38%, 04/24/30	3,488	3,113,878
3.13%, 04/24/50	2,910	1,986,907
4.15%, 03/15/28	4,872	4,828,585
4.80%, 03/15/48	3,215	2,924,504
5.20%, 03/19/27	2,175	2,220,292
5.20%, 03/21/29	2,065	2,123,259
5.30%, 03/20/26	1,870	1,892,284
5.40%, 03/21/34	2,110	2,181,957
Conagra Brands Inc.
1.38%, 11/01/27	4,083	3,704,179
4.60%, 11/01/25	4,551	4,536,052
4.85%, 11/01/28	4,590	4,626,739
5.30%, 10/01/26	2,355	2,388,004
5.30%, 11/01/38	4,881	4,803,573
5.40%, 11/01/48	4,273	4,121,126
7.00%, 10/01/28	2,679	2,909,078
8.25%, 09/15/30	2,212	2,616,607
Flowers Foods Inc.
2.40%, 03/15/31	2,300	1,979,757
3.50%, 10/01/26	1,997	1,951,633
45
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
General Mills Inc.
2.25%, 10/14/31(c)	$2,732	$2,343,445
2.88%, 04/15/30	3,884	3,560,752
3.00%, 02/01/51	4,824	3,233,294
3.20%, 02/10/27	4,532	4,398,899
4.15%, 02/15/43	720	626,731
4.20%, 04/17/28	7,413	7,366,982
4.70%, 01/30/27	2,790	2,806,052
4.70%, 04/17/48	880	804,410
4.95%, 03/29/33	4,456	4,498,292
5.24%, 11/18/25(c)	1,500	1,500,161
5.40%, 06/15/40	1,497	1,511,309
5.50%, 10/17/28	3,255	3,383,538
Hershey Co. (The)
1.70%, 06/01/30	2,472	2,152,020
2.30%, 08/15/26	4,407	4,247,046
2.45%, 11/15/29	2,038	1,869,352
2.65%, 06/01/50	945	613,166
3.13%, 11/15/49	3,134	2,258,048
3.38%, 08/15/46	1,005	774,656
4.25%, 05/04/28	2,005	2,012,531
4.50%, 05/04/33	885	888,562
Hormel Foods Corp.
1.70%, 06/03/28	7,450	6,803,441
1.80%, 06/11/30	1,837	1,604,302
3.05%, 06/03/51	4,070	2,854,632
4.80%, 03/30/27	3,830	3,881,745
Ingredion Inc.
2.90%, 06/01/30	1,974	1,814,721
3.20%, 10/01/26	3,540	3,445,810
3.90%, 06/01/50	2,000	1,560,378
J.M. Smucker Co. (The)
2.13%, 03/15/32	2,630	2,195,103
2.38%, 03/15/30	2,770	2,475,696
2.75%, 09/15/41	1,290	891,509
3.38%, 12/15/27	3,485	3,386,321
3.55%, 03/15/50	2,078	1,509,077
4.25%, 03/15/35	3,997	3,755,121
4.38%, 03/15/45	2,976	2,594,782
5.90%, 11/15/28	4,075	4,302,727
6.20%, 11/15/33	4,365	4,759,455
6.50%, 11/15/43	2,310	2,533,317
6.50%, 11/15/53	1,920	2,147,093
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	545	517,483
3.00%, 02/02/29	605	558,065
3.00%, 05/15/32	3,361	2,866,021
3.63%, 01/15/32	1,555	1,396,835
3.75%, 12/01/31	1,405	1,272,517
4.38%, 02/02/52	3,030	2,369,176
5.13%, 02/01/28	5,028	5,062,496
5.50%, 01/15/30	3,735	3,762,411
5.75%, 04/01/33	6,094	6,230,626
6.50%, 12/01/52	7,214	7,586,205
6.75%, 03/15/34(b)	7,586	8,301,232
7.25%, 11/15/53(b)	4,295	4,904,660
Kellanova
2.10%, 06/01/30	2,360	2,090,004
3.25%, 04/01/26	4,701	4,607,061
3.40%, 11/15/27	3,087	2,996,680
Security	Par (000)	Value
Food (continued)
4.30%, 05/15/28	$3,419	$3,407,605
4.50%, 04/01/46	3,529	3,131,099
5.25%, 03/01/33	1,165	1,203,145
5.75%, 05/16/54	1,810	1,923,073
Series B, 7.45%, 04/01/31	3,772	4,336,433
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	1,615	1,662,849
Kraft Heinz Foods Co.
3.00%, 06/01/26	9,575	9,328,344
3.75%, 04/01/30	3,745	3,601,427
3.88%, 05/15/27	6,715	6,624,362
4.25%, 03/01/31	2,157	2,118,969
4.38%, 06/01/46	10,490	8,961,078
4.63%, 01/30/29	2,880	2,909,253
4.63%, 10/01/39	2,675	2,490,458
4.88%, 10/01/49	5,035	4,593,072
5.00%, 07/15/35	3,390	3,433,473
5.00%, 06/04/42	5,766	5,435,662
5.20%, 07/15/45	6,550	6,270,405
5.50%, 06/01/50	3,980	3,973,194
6.50%, 02/09/40	2,330	2,587,856
6.75%, 03/15/32(c)	1,995	2,234,378
6.88%, 01/26/39	3,750	4,336,219
Kroger Co. (The)
1.70%, 01/15/31	2,665	2,224,395
2.20%, 05/01/30	2,933	2,574,703
2.65%, 10/15/26	4,317	4,153,194
3.50%, 02/01/26	4,276	4,206,165
3.70%, 08/01/27	3,340	3,273,118
3.88%, 10/15/46	1,966	1,546,638
3.95%, 01/15/50	2,986	2,356,231
4.45%, 02/01/47	4,416	3,789,596
4.50%, 01/15/29	3,606	3,618,782
4.60%, 08/15/27	2,430	2,436,506
4.65%, 09/15/29	5,800	5,798,416
4.65%, 01/15/48	2,234	1,979,478
4.70%, 08/15/26	1,970	1,975,870
4.90%, 09/15/31	2,900	2,895,383
5.00%, 09/15/34	4,490	4,476,298
5.00%, 04/15/42	1,481	1,401,422
5.15%, 08/01/43	2,240	2,139,294
5.40%, 07/15/40	1,133	1,126,334
5.40%, 01/15/49	2,597	2,545,750
5.50%, 09/15/54	3,955	3,871,038
5.65%, 09/15/64	5,295	5,180,868
6.90%, 04/15/38	2,965	3,417,201
7.50%, 04/01/31	2,288	2,622,109
McCormick & Co. Inc./MD
0.90%, 02/15/26	3,615	3,425,745
1.85%, 02/15/31	2,753	2,322,835
2.50%, 04/15/30	3,305	2,966,051
3.40%, 08/15/27	6,010	5,857,095
4.20%, 08/15/47	1,610	1,424,481
4.95%, 04/15/33	2,300	2,340,736
Mondelez International Inc.
1.50%, 02/04/31	3,216	2,670,805
1.88%, 10/15/32(c)	2,129	1,747,487
2.63%, 03/17/27	2,850	2,729,777
2.63%, 09/04/50	5,545	3,514,328
2.75%, 04/13/30	3,923	3,599,362
3.00%, 03/17/32	695	622,529
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.13%, 05/07/28	$895	$888,016
4.75%, 02/20/29(c)	2,770	2,811,516
4.75%, 08/28/34	2,050	2,038,190
Pilgrim's Pride Corp.
3.50%, 03/01/32	6,335	5,599,588
4.25%, 04/15/31	5,765	5,417,971
6.25%, 07/01/33	5,910	6,242,710
6.88%, 05/15/34	3,610	3,983,871
Sysco Corp.
2.40%, 02/15/30	3,284	2,942,458
2.45%, 12/14/31	2,450	2,111,846
3.15%, 12/14/51	4,055	2,760,288
3.25%, 07/15/27	4,881	4,721,975
3.30%, 07/15/26	4,550	4,452,087
3.30%, 02/15/50	2,639	1,897,624
3.75%, 10/01/25	5,100	5,047,416
4.45%, 03/15/48	2,353	2,027,338
4.50%, 04/01/46	1,275	1,111,948
4.85%, 10/01/45	2,345	2,148,615
5.38%, 09/21/35	1,604	1,659,063
5.75%, 01/17/29	2,740	2,874,209
5.95%, 04/01/30	3,213	3,427,976
6.00%, 01/17/34	2,326	2,521,906
6.60%, 04/01/40	1,325	1,480,005
6.60%, 04/01/50	5,047	5,807,804
Tyson Foods Inc.
3.55%, 06/02/27	7,954	7,760,599
4.00%, 03/01/26	4,845	4,796,577
4.35%, 03/01/29	5,684	5,622,059
4.55%, 06/02/47	3,071	2,623,857
4.88%, 08/15/34	3,426	3,390,923
5.10%, 09/28/48	6,435	5,956,102
5.15%, 08/15/44	2,261	2,115,865
5.40%, 03/15/29	2,490	2,566,640
5.70%, 03/15/34	3,420	3,554,921
Walmart Inc., 3.90%, 09/09/25	4,670	4,647,000
		521,604,030
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	3,278	3,161,468
5.50%, 11/02/47	1,650	1,526,244
Georgia-Pacific LLC
7.75%, 11/15/29	3,283	3,780,798
8.88%, 05/15/31	2,545	3,165,354
International Paper Co.
4.35%, 08/15/48	3,156	2,688,728
4.40%, 08/15/47	3,263	2,792,490
4.80%, 06/15/44	3,370	3,081,885
5.00%, 09/15/35	2,145	2,151,622
5.15%, 05/15/46	790	752,648
6.00%, 11/15/41	2,671	2,857,085
7.30%, 11/15/39	695	832,287
Suzano Austria GmbH
2.50%, 09/15/28	2,824	2,531,602
3.13%, 01/15/32	5,062	4,302,303
3.75%, 01/15/31	3,746	3,402,482
5.00%, 01/15/30	5,536	5,426,565
6.00%, 01/15/29	8,017	8,170,678
Security	Par (000)	Value
Forest Products & Paper (continued)
Suzano International Finance BV, 5.50%, 01/17/27	$5,339	$5,383,517
		56,007,756
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	2,780	2,319,848
2.63%, 09/15/29	2,671	2,464,021
2.85%, 02/15/52	1,308	853,020
3.00%, 06/15/27	3,335	3,224,714
3.38%, 09/15/49	3,102	2,283,134
4.13%, 10/15/44	2,701	2,334,616
4.13%, 03/15/49	3,594	2,991,528
4.15%, 01/15/43	2,924	2,550,758
4.30%, 10/01/48	1,748	1,497,603
5.45%, 10/15/32	375	394,949
5.50%, 06/15/41	2,096	2,165,640
5.75%, 10/15/52	2,125	2,262,642
5.90%, 11/15/33	3,205	3,471,932
6.20%, 11/15/53	1,365	1,542,736
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	3,295	2,787,125
4.00%, 04/01/28	2,283	2,239,425
4.10%, 09/01/47	2,210	1,794,106
4.40%, 07/01/32	2,295	2,222,777
5.25%, 03/01/28	4,977	5,088,334
5.40%, 03/01/33	2,783	2,874,804
5.40%, 07/01/34	755	770,586
5.85%, 01/15/41	1,478	1,529,971
National Fuel Gas Co.
2.95%, 03/01/31	1,655	1,441,501
3.95%, 09/15/27	1,039	1,011,813
4.75%, 09/01/28	2,133	2,129,197
5.50%, 01/15/26	3,762	3,785,415
5.50%, 10/01/26	1,790	1,814,627
NiSource Inc.
1.70%, 02/15/31	4,520	3,756,228
2.95%, 09/01/29	4,124	3,820,278
3.49%, 05/15/27	5,064	4,932,491
3.60%, 05/01/30	4,873	4,625,263
3.95%, 03/30/48	3,511	2,785,608
4.38%, 05/15/47	4,321	3,682,074
4.80%, 02/15/44	3,324	3,039,396
5.00%, 06/15/52	1,960	1,835,008
5.20%, 07/01/29	2,100	2,150,670
5.25%, 03/30/28	3,591	3,671,176
5.25%, 02/15/43	2,110	2,041,938
5.35%, 04/01/34	2,760	2,819,362
5.40%, 06/30/33	1,223	1,255,756
5.65%, 02/01/45	1,992	2,009,407
5.95%, 06/15/41	1,755	1,830,071
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	90	91,345
ONE Gas Inc.
2.00%, 05/15/30	1,047	920,067
4.25%, 09/01/32	975	947,633
4.50%, 11/01/48	2,040	1,781,539
4.66%, 02/01/44	1,718	1,559,981
5.10%, 04/01/29	2,865	2,942,501
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	2,260	1,968,474
3.35%, 06/01/50	2,385	1,680,125
47
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
3.50%, 06/01/29	$2,974	$2,843,408
3.64%, 11/01/46	1,742	1,314,486
4.65%, 08/01/43	1,045	948,903
5.05%, 05/15/52	1,898	1,760,918
5.10%, 02/15/35	1,225	1,223,071
5.40%, 06/15/33	1,789	1,845,518
Southern California Gas Co.
2.95%, 04/15/27	4,235	4,085,629
3.75%, 09/15/42	1,895	1,533,768
5.05%, 09/01/34	2,460	2,494,251
5.13%, 11/15/40	1,695	1,673,907
5.20%, 06/01/33	2,840	2,916,171
5.60%, 04/01/54	1,810	1,874,528
5.75%, 06/01/53	2,225	2,315,947
6.35%, 11/15/52	2,620	2,949,947
Series TT, 2.60%, 06/15/26	3,666	3,548,601
Series UU, 4.13%, 06/01/48	2,014	1,663,692
Series VV, 4.30%, 01/15/49	2,595	2,196,422
Series WW, 3.95%, 02/15/50	1,407	1,118,513
Series XX, 2.55%, 02/01/30	3,113	2,816,572
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	1,864	1,821,778
3.95%, 10/01/46	1,937	1,547,625
4.40%, 06/01/43	2,430	2,102,272
4.40%, 05/30/47	2,338	1,975,432
5.15%, 09/15/32	1,715	1,750,529
5.75%, 09/15/33	2,278	2,407,422
5.88%, 03/15/41	2,390	2,509,055
Series 2020-A, 1.75%, 01/15/31	2,939	2,458,769
Series 21A, 3.15%, 09/30/51	2,015	1,332,930
Southwest Gas Corp.
2.20%, 06/15/30	1,618	1,415,858
3.18%, 08/15/51	1,635	1,055,743
3.70%, 04/01/28	2,033	1,979,836
3.80%, 09/29/46(c)	1,381	1,059,746
4.05%, 03/15/32	2,922	2,741,263
4.15%, 06/01/49	1,439	1,141,072
5.45%, 03/23/28	1,830	1,870,891
5.80%, 12/01/27	2,200	2,272,627
Spire Inc., 5.30%, 03/01/26	570	573,938
Spire Missouri Inc.
3.30%, 06/01/51	450	317,728
4.80%, 02/15/33	1,340	1,342,776
Series 2034, 5.15%, 08/15/34	450	458,265
Washington Gas Light Co.
3.65%, 09/15/49	2,405	1,844,181
Series K, 3.80%, 09/15/46	2,446	1,924,018
		195,021,219
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	1,535	1,349,029
4.63%, 06/15/28	950	948,979
Regal Rexnord Corp.
6.05%, 02/15/26	6,955	7,042,851
6.05%, 04/15/28	5,745	5,914,324
6.30%, 02/15/30	2,880	3,032,610
6.40%, 04/15/33	5,205	5,528,931
Snap-on Inc.
3.10%, 05/01/50	2,934	2,073,940
3.25%, 03/01/27	2,365	2,308,023
4.10%, 03/01/48	1,535	1,308,935
Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
2.30%, 03/15/30	$3,985	$3,515,944
2.75%, 11/15/50	3,625	2,197,238
3.00%, 05/15/32	2,502	2,222,853
3.40%, 03/01/26	3,470	3,405,099
4.25%, 11/15/28	2,151	2,135,801
4.85%, 11/15/48	2,177	1,957,016
5.20%, 09/01/40	1,968	1,933,445
6.00%, 03/06/28	3,615	3,790,619
		50,665,637
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	5,029	4,576,228
1.40%, 06/30/30	4,238	3,667,289
3.75%, 11/30/26	10,702	10,607,019
3.88%, 09/15/25	3,594	3,571,494
4.75%, 11/30/36	6,893	6,974,419
4.75%, 04/15/43	5,050	4,975,528
4.90%, 11/30/46	9,867	9,763,262
5.30%, 05/27/40	4,335	4,579,575
6.00%, 04/01/39	1,990	2,256,063
6.15%, 11/30/37	3,720	4,216,393
Agilent Technologies Inc.
2.10%, 06/04/30	2,216	1,945,630
2.30%, 03/12/31	4,564	3,956,036
2.75%, 09/15/29	3,094	2,841,126
3.05%, 09/22/26	2,941	2,849,367
Baxter International Inc.
1.73%, 04/01/31	3,215	2,672,369
1.92%, 02/01/27	6,985	6,557,127
2.27%, 12/01/28	6,125	5,584,043
2.54%, 02/01/32	3,885	3,317,405
2.60%, 08/15/26	4,187	4,031,570
3.13%, 12/01/51	4,262	2,845,258
3.50%, 08/15/46	2,578	1,894,273
3.95%, 04/01/30	3,295	3,191,634
Boston Scientific Corp.
2.65%, 06/01/30	4,596	4,184,596
4.00%, 03/01/28	3,250	3,215,324
4.55%, 03/01/39	2,198	2,116,483
4.70%, 03/01/49	2,614	2,438,135
6.50%, 11/15/35	1,328	1,518,156
7.38%, 01/15/40	1,246	1,526,778
Danaher Corp.
2.60%, 10/01/50	5,833	3,754,369
2.80%, 12/10/51	4,305	2,869,243
3.35%, 09/15/25	2,836	2,798,141
4.38%, 09/15/45	2,158	1,965,410
Dentsply Sirona Inc., 3.25%, 06/01/30	3,848	3,496,349
DH Europe Finance II SARL
2.60%, 11/15/29	3,416	3,149,518
3.25%, 11/15/39	4,087	3,382,001
3.40%, 11/15/49	3,289	2,495,040
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,966	2,932,421
GE HealthCare Technologies Inc.
4.80%, 08/14/29	2,235	2,252,488
5.60%, 11/15/25	8,400	8,468,993
5.65%, 11/15/27	9,765	10,081,827
5.86%, 03/15/30	4,725	4,997,733
5.91%, 11/22/32	2,935	3,128,790
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
6.38%, 11/22/52	$5,258	$5,989,060
Koninklijke Philips NV
5.00%, 03/15/42	2,467	2,310,248
6.88%, 03/11/38	3,545	4,027,838
Medtronic Global Holdings SCA
4.25%, 03/30/28	5,760	5,767,868
4.50%, 03/30/33	3,535	3,511,647
Medtronic Inc.
4.00%, 04/01/43	100	87,729
4.38%, 03/15/35	9,890	9,680,624
4.63%, 03/15/45	7,627	7,169,563
Revvity Inc.
1.90%, 09/15/28	2,998	2,698,275
2.25%, 09/15/31	2,775	2,343,216
2.55%, 03/15/31	1,610	1,393,165
3.30%, 09/15/29	3,076	2,880,551
3.63%, 03/15/51	1,440	1,051,050
Smith & Nephew PLC
2.03%, 10/14/30	5,775	4,968,647
5.15%, 03/20/27	845	856,562
5.40%, 03/20/34	1,735	1,771,168
Solventum Corp.
5.40%, 03/01/29(b)	4,180	4,264,846
5.45%, 02/25/27(b)	3,060	3,103,313
5.45%, 03/13/31(b)	4,600	4,684,373
5.60%, 03/23/34(b)	5,870	5,984,705
5.90%, 04/30/54(b)	5,440	5,508,038
6.00%, 05/15/64(b)	4,352	4,370,893
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	3,696	3,238,834
3.75%, 03/15/51	4,205	3,159,967
Stryker Corp.
1.95%, 06/15/30	5,958	5,199,982
2.90%, 06/15/50	2,601	1,787,733
3.38%, 11/01/25	7,838	7,721,606
3.50%, 03/15/26	7,374	7,255,955
3.65%, 03/07/28	4,312	4,210,127
4.10%, 04/01/43	1,713	1,480,812
4.38%, 05/15/44	1,513	1,353,091
4.63%, 03/15/46	3,455	3,177,025
4.85%, 12/08/28	3,310	3,369,755
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	4,375	3,982,324
2.00%, 10/15/31	4,905	4,192,256
2.60%, 10/01/29	3,959	3,665,271
2.80%, 10/15/41	4,565	3,391,730
4.10%, 08/15/47	2,989	2,584,370
4.80%, 11/21/27	3,773	3,844,143
4.95%, 08/10/26	4,275	4,332,551
4.95%, 11/21/32	2,245	2,308,702
4.98%, 08/10/30	3,458	3,575,610
5.00%, 12/05/26	3,340	3,393,892
5.00%, 01/31/29(c)	4,925	5,062,382
5.09%, 08/10/33	3,645	3,762,103
5.20%, 01/31/34	2,610	2,719,375
5.30%, 02/01/44	1,874	1,892,025
5.40%, 08/10/43	3,040	3,160,187
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	4,045	3,508,448
3.05%, 01/15/26	3,653	3,574,210
4.45%, 08/15/45	2,909	2,544,640
Security	Par (000)	Value
Health Care - Products (continued)
5.20%, 09/15/34	$2,700	$2,719,593
5.35%, 12/01/28	3,220	3,318,850
5.75%, 11/30/39	783	818,327
		362,374,158
Health Care - Services — 0.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	1,529	1,029,615
Adventist Health System/West
2.95%, 03/01/29	1,438	1,322,711
3.63%, 03/01/49(c)	2,671	1,972,116
5.43%, 03/01/32	1,195	1,213,670
5.76%, 12/01/34	340	348,472
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	1,787	1,380,085
3.83%, 08/15/28	1,186	1,165,306
4.27%, 08/15/48	1,586	1,423,242
Series 2020, 2.21%, 06/15/30(c)	455	403,964
Series 2020, 3.01%, 06/15/50	1,622	1,163,231
Aetna Inc.
3.88%, 08/15/47	4,375	3,316,893
4.13%, 11/15/42	2,906	2,377,314
4.50%, 05/15/42	2,801	2,439,223
4.75%, 03/15/44	2,164	1,904,083
6.63%, 06/15/36	3,481	3,858,830
6.75%, 12/15/37	2,978	3,321,984
AHS Hospital Corp.
5.02%, 07/01/45	1,190	1,180,840
Series 2021, 2.78%, 07/01/51	1,126	750,741
Allina Health System
2.90%, 11/15/51	1,960	1,334,824
Series 2019, 3.89%, 04/15/49	2,583	2,111,025
Ascension Health
3.95%, 11/15/46	4,640	3,984,582
4.85%, 11/15/53	3,820	3,787,563
Series B, 2.53%, 11/15/29	2,954	2,718,312
Series B, 3.11%, 11/15/39	2,151	1,747,331
Banner Health
1.90%, 01/01/31	1,963	1,679,579
2.34%, 01/01/30	2,412	2,172,969
2.91%, 01/01/42	630	474,495
2.91%, 01/01/51	1,977	1,384,311
Series 2020, 3.18%, 01/01/50	1,663	1,225,274
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71(c)	510	321,949
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	708	538,473
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	3,259	2,728,129
Baylor Scott & White Holdings
3.97%, 11/15/46	1,030	889,721
4.19%, 11/15/45	1,548	1,382,499
Series 2021, 1.78%, 11/15/30	1,161	999,266
Series 2021, 2.84%, 11/15/50	5,540	3,840,915
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	730	485,626
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	3,866	3,682,826
Series 2018, 4.30%, 07/01/28	1,321	1,315,339
Series 20-2, 2.10%, 06/01/31	1,805	1,539,488
Series 20-2, 3.21%, 06/01/50	2,365	1,690,972
49
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	$1,655	$1,198,892
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(c)	1,490	1,294,574
Centene Corp.
2.45%, 07/15/28	7,035	6,435,887
2.50%, 03/01/31	9,745	8,272,890
2.63%, 08/01/31	6,435	5,454,188
3.00%, 10/15/30	9,470	8,416,590
3.38%, 02/15/30	8,340	7,639,327
4.25%, 12/15/27	8,155	7,973,502
4.63%, 12/15/29	11,380	11,068,716
Children's Health System of Texas, 2.51%, 08/15/50	2,981	1,901,846
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47	1,843	1,629,985
Series 2020, 2.59%, 02/01/50	1,025	678,938
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	1,913	1,735,707
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	1,638	1,109,815
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	1,136	771,399
CHRISTUS Health, Series C, 4.34%, 07/01/28	1,874	1,859,490
City of Hope
Series 2013, 5.62%, 11/15/43	1,440	1,443,357
Series 2018, 4.38%, 08/15/48	2,502	2,122,176
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	1,535	1,440,601
CommonSpirit Health
1.55%, 10/01/25	1,828	1,760,716
2.78%, 10/01/30	1,872	1,679,531
3.35%, 10/01/29	3,045	2,871,356
3.82%, 10/01/49	3,052	2,454,909
3.91%, 10/01/50	1,304	1,036,329
4.19%, 10/01/49	2,966	2,483,739
4.35%, 11/01/42	2,968	2,625,919
5.21%, 12/01/31	2,205	2,247,309
5.32%, 12/01/34	1,830	1,867,657
5.55%, 12/01/54	600	614,120
6.07%, 11/01/27	1,756	1,837,288
6.46%, 11/01/52(c)	915	1,052,434
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50	1,631	1,120,810
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	2,338	1,819,695
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	3,885	2,938,480
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	1,872	1,524,558
Dignity Health
4.50%, 11/01/42	1,030	926,664
5.27%, 11/01/64	1,100	1,053,870
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	2,866	2,431,564
Elevance Health Inc.
1.50%, 03/15/26	4,435	4,235,277
2.25%, 05/15/30	4,428	3,918,407
2.55%, 03/15/31	4,830	4,261,884
Security	Par (000)	Value
Health Care - Services (continued)
2.88%, 09/15/29	$4,397	$4,087,381
3.13%, 05/15/50	2,591	1,799,377
3.60%, 03/15/51	5,713	4,273,854
3.65%, 12/01/27	6,903	6,749,633
3.70%, 09/15/49	4,647	3,577,421
4.10%, 03/01/28	6,308	6,239,362
4.10%, 05/15/32	2,753	2,649,132
4.38%, 12/01/47	7,036	6,073,057
4.55%, 03/01/48	4,535	3,995,061
4.55%, 05/15/52	2,575	2,245,526
4.63%, 05/15/42	2,549	2,340,508
4.65%, 01/15/43	5,735	5,253,277
4.65%, 08/15/44	2,282	2,071,645
4.75%, 02/15/33	2,610	2,600,215
4.90%, 02/08/26	2,225	2,225,188
5.10%, 01/15/44	4,598	4,430,803
5.13%, 02/15/53	3,200	3,047,909
5.15%, 06/15/29	2,495	2,568,091
5.35%, 10/15/25	3,977	4,001,425
5.38%, 06/15/34	2,935	3,038,922
5.50%, 10/15/32	3,935	4,138,525
5.65%, 06/15/54	2,740	2,811,738
5.85%, 01/15/36	1,119	1,196,396
5.95%, 12/15/34	1,785	1,916,351
6.10%, 10/15/52	2,365	2,567,214
6.38%, 06/15/37	2,310	2,566,314
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	205	163,314
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	667	668,785
Hackensack Meridian Health Inc.
4.21%, 07/01/48	1,931	1,709,523
4.50%, 07/01/57	1,275	1,152,419
Series 2020, 2.68%, 09/01/41	2,591	1,884,569
Series 2020, 2.88%, 09/01/50	2,862	1,980,543
Hartford HealthCare Corp., 3.45%, 07/01/54	2,080	1,547,183
HCA Inc.
2.38%, 07/15/31	4,775	4,065,654
3.13%, 03/15/27	4,610	4,448,487
3.38%, 03/15/29	1,607	1,519,974
3.50%, 09/01/30	11,050	10,294,813
3.50%, 07/15/51	6,700	4,701,798
3.63%, 03/15/32	8,037	7,306,834
4.13%, 06/15/29	8,310	8,109,825
4.38%, 03/15/42	2,291	1,953,754
4.50%, 02/15/27	6,063	6,038,952
4.63%, 03/15/52	7,510	6,350,179
5.13%, 06/15/39	3,975	3,845,197
5.20%, 06/01/28	2,375	2,417,451
5.25%, 06/15/26	7,540	7,568,550
5.25%, 06/15/49	7,901	7,330,130
5.38%, 09/01/26	5,193	5,228,590
5.45%, 04/01/31	2,725	2,795,328
5.45%, 09/15/34	1,790	1,812,752
5.50%, 06/01/33	4,811	4,926,165
5.50%, 06/15/47	7,542	7,292,475
5.60%, 04/01/34	5,705	5,866,849
5.63%, 09/01/28	6,867	7,079,228
5.88%, 02/15/26	7,125	7,185,461
5.88%, 02/01/29	5,050	5,249,798
5.90%, 06/01/53	4,230	4,311,193
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 09/15/54	$2,325	$2,378,430
6.00%, 04/01/54	4,480	4,621,670
6.10%, 04/01/64	2,945	3,022,476
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(c)	2,257	1,859,334
Humana Inc.
1.35%, 02/03/27	5,370	4,977,343
2.15%, 02/03/32	3,440	2,856,598
3.13%, 08/15/29	2,541	2,373,424
3.70%, 03/23/29	4,595	4,439,598
3.95%, 03/15/27	3,269	3,219,871
3.95%, 08/15/49	2,502	1,941,732
4.63%, 12/01/42	2,910	2,561,735
4.80%, 03/15/47	2,465	2,175,920
4.88%, 04/01/30	2,785	2,810,383
4.95%, 10/01/44	3,764	3,422,036
5.38%, 04/15/31	2,860	2,930,174
5.50%, 03/15/53	1,680	1,625,908
5.70%, 03/13/26	1,185	1,185,210
5.75%, 03/01/28	1,396	1,447,900
5.75%, 12/01/28	1,345	1,405,187
5.75%, 04/15/54	1,859	1,862,199
5.88%, 03/01/33	3,465	3,640,174
5.95%, 03/15/34	3,455	3,652,072
ICON Investments Six DAC
5.81%, 05/08/27	1,800	1,846,425
5.85%, 05/08/29	1,510	1,577,597
6.00%, 05/08/34	1,370	1,443,285
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	2,700	2,318,966
Series 2021, 2.85%, 11/01/51	1,245	856,646
Inova Health System Foundation, 4.07%, 05/15/52	1,409	1,226,764
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	2,304	1,788,071
Iowa Health System, Series 2020, 3.67%, 02/15/50	275	217,739
IQVIA Inc.
5.70%, 05/15/28	4,215	4,343,829
6.25%, 02/01/29	1,260	1,331,339
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	2,981	2,511,420
Kaiser Foundation Hospitals
3.15%, 05/01/27	4,358	4,249,157
4.15%, 05/01/47	7,082	6,212,503
4.88%, 04/01/42	2,492	2,441,174
Series 2019, 3.27%, 11/01/49	6,428	4,845,451
Series 2021, 2.81%, 06/01/41	3,822	2,900,299
Series 2021, 3.00%, 06/01/51	4,287	3,030,712
Laboratory Corp. of America Holdings
1.55%, 06/01/26	2,905	2,753,689
2.70%, 06/01/31	3,435	3,025,203
2.95%, 12/01/29	3,492	3,220,713
3.60%, 09/01/27	3,540	3,448,733
4.70%, 02/01/45	4,873	4,400,414
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55	199	169,719
Series 2017, 3.77%, 07/01/48	1,264	1,048,622
Series 2020, 3.19%, 07/01/49	1,835	1,361,098
Series 2020, 3.34%, 07/01/60	2,326	1,667,619
Security	Par (000)	Value
Health Care - Services (continued)
Mayo Clinic
3.77%, 11/15/43	$505	$431,251
Series 2016, 4.13%, 11/15/52	3,081	2,712,521
Series 2021, 3.20%, 11/15/61	2,776	1,968,508
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	2,242	1,984,134
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(c)	1,777	1,381,014
Memorial Health Services, 3.45%, 11/01/49	3,303	2,561,808
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	1,730	1,539,406
5.00%, 07/01/42	690	683,041
Series 2015, 4.20%, 07/01/55	2,009	1,771,025
Series 2020, 2.96%, 01/01/50	781	561,035
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	3,396	2,291,220
Montefiore Obligated Group
4.29%, 09/01/50	1,216	858,200
Series 18-C, 5.25%, 11/01/48	1,802	1,495,299
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	850	679,892
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48	1,892	1,461,641
Series 2019, 3.74%, 07/01/49	2,955	2,039,848
Series 2020, 3.39%, 07/01/50	1,946	1,254,638
MultiCare Health System, 2.80%, 08/15/50	1,413	890,049
MyMichigan Health, Series 2020, 3.41%, 06/01/50	2,273	1,684,149
Nationwide Children's Hospital Inc., 4.56%, 11/01/52	1,176	1,124,579
New York and Presbyterian Hospital (The)
2.26%, 08/01/40	1,079	765,782
2.61%, 08/01/60(c)	1,308	789,923
4.02%, 08/01/45	3,024	2,654,736
4.06%, 08/01/56	553	474,266
Series 2019, 3.95%	1,835	1,379,820
Northwell Healthcare Inc.
3.81%, 11/01/49(c)	3,330	2,610,052
3.98%, 11/01/46	2,905	2,369,724
4.26%, 11/01/47	2,410	2,041,831
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(c)	1,180	785,606
Novant Health Inc.
2.64%, 11/01/36	1,856	1,475,557
3.17%, 11/01/51	4,369	3,108,912
3.32%, 11/01/61	1,996	1,379,640
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	1,260	828,276
OhioHealth Corp.
2.30%, 11/15/31	1,864	1,593,048
2.83%, 11/15/41	2,260	1,705,928
Series 2020, 3.04%, 11/15/50	2,416	1,799,701
Orlando Health Obligated Group
3.33%, 10/01/50(c)	2,038	1,555,351
4.09%, 10/01/48	1,852	1,620,535
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	2,037	1,868,936
Series 2020, 1.38%, 11/15/25	2,562	2,454,329
Series 2020, 3.22%, 11/15/50	2,267	1,569,594
51
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Piedmont Healthcare Inc.
2.04%, 01/01/32	$1,267	$1,062,785
2.86%, 01/01/52	3,126	2,115,689
Series 2042, 2.72%, 01/01/42	2,241	1,629,498
Presbyterian Healthcare Services, 4.88%, 08/01/52	1,255	1,236,177
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	3,175	3,265,702
Series 19A, 2.53%, 10/01/29	4,077	3,704,350
Series 21A, 2.70%, 10/01/51	2,970	1,839,379
Series A, 3.93%, 10/01/48	2,290	1,815,149
Series H, 2.75%, 10/01/26	1,187	1,138,575
Series I, 3.74%, 10/01/47	2,778	2,199,603
Queen's Health Systems (The), 4.81%, 07/01/52	1,071	1,038,650
Quest Diagnostics Inc.
2.80%, 06/30/31	2,791	2,475,172
2.95%, 06/30/30	4,297	3,940,833
3.45%, 06/01/26	3,907	3,826,643
4.20%, 06/30/29	4,048	3,992,494
4.60%, 12/15/27	1,390	1,398,594
4.63%, 12/15/29	2,550	2,556,428
4.70%, 03/30/45	1,066	983,246
5.00%, 12/15/34	1,890	1,878,987
6.40%, 11/30/33	1,440	1,585,386
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	1,230	897,751
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	973	948,492
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(c)	3,285	2,196,814
Sentara Healthcare, 2.93%, 11/01/51	1,399	975,599
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	1,171	779,318
SSM Health Care Corp.
4.89%, 06/01/28	2,705	2,743,027
Series A, 3.82%, 06/01/27	1,675	1,651,563
Stanford Health Care
3.03%, 08/15/51	1,900	1,356,930
Series 2018, 3.80%, 11/15/48	3,686	3,101,010
Series 2020, 3.31%, 08/15/30	1,250	1,183,546
Summa Health, 3.51%, 11/15/51	1,825	1,401,430
Sutter Health
5.55%, 08/15/53	248	264,681
Series 2018, 3.70%, 08/15/28	2,054	1,982,750
Series 2018, 4.09%, 08/15/48	2,161	1,856,369
Series 20A, 2.29%, 08/15/30	1,489	1,319,643
Series 20A, 3.16%, 08/15/40	857	681,952
Series 20A, 3.36%, 08/15/50	2,014	1,515,043
Texas Health Resources
2.33%, 11/15/50	2,372	1,467,136
4.33%, 11/15/55	879	789,991
Toledo Hospital (The), 5.75%, 11/15/38	1,960	1,992,170
Trinity Health Corp.
4.13%, 12/01/45	1,581	1,390,370
Series 2019, 3.43%, 12/01/48(c)	1,955	1,548,541
Series 2021, 2.63%, 12/01/40	1,266	934,442
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	490	485,977
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
3.70%, 05/15/27	$3,105	$3,070,670
1.15%, 05/15/26	4,815	4,571,813
1.25%, 01/15/26	2,758	2,645,343
2.00%, 05/15/30	5,335	4,700,773
2.30%, 05/15/31	5,870	5,122,839
2.75%, 05/15/40	4,886	3,649,565
2.88%, 08/15/29	4,219	3,956,326
2.90%, 05/15/50	5,868	3,994,597
2.95%, 10/15/27	4,114	3,971,523
3.05%, 05/15/41	4,542	3,496,280
3.10%, 03/15/26	4,692	4,611,259
3.13%, 05/15/60	3,389	2,255,179
3.25%, 05/15/51	7,905	5,702,070
3.38%, 04/15/27	3,088	3,023,960
3.45%, 01/15/27	3,973	3,910,084
3.50%, 08/15/39	5,919	4,978,099
3.70%, 12/15/25	3,289	3,254,550
3.70%, 08/15/49	5,017	3,947,480
3.75%, 10/15/47	5,176	4,144,995
3.85%, 06/15/28	5,556	5,487,771
3.88%, 12/15/28	3,932	3,877,240
3.88%, 08/15/59	4,822	3,730,304
3.95%, 10/15/42	3,070	2,637,235
4.00%, 05/15/29	4,200	4,155,759
4.20%, 05/15/32	6,100	5,954,263
4.20%, 01/15/47	3,664	3,160,663
4.25%, 01/15/29	5,815	5,816,236
4.25%, 03/15/43	2,136	1,923,988
4.25%, 04/15/47	3,494	3,035,263
4.25%, 06/15/48	5,948	5,136,636
4.38%, 03/15/42	2,289	2,082,130
4.45%, 12/15/48	5,251	4,692,892
4.50%, 04/15/33	5,835	5,768,553
4.60%, 04/15/27	2,510	2,539,377
4.63%, 07/15/35	3,396	3,370,110
4.63%, 11/15/41	3,076	2,897,140
4.70%, 04/15/29	2,620	2,668,815
4.75%, 07/15/26	4,180	4,220,478
4.75%, 07/15/45	7,995	7,551,377
4.75%, 05/15/52	8,120	7,531,343
4.80%, 01/15/30	6,880	7,019,557
4.90%, 04/15/31	3,616	3,697,791
4.95%, 01/15/32	9,775	9,982,846
4.95%, 05/15/62	4,830	4,514,081
5.00%, 04/15/34	5,528	5,617,401
5.05%, 04/15/53	6,985	6,762,566
5.15%, 10/15/25	4,100	4,131,810
5.15%, 07/15/34	11,125	11,432,135
5.20%, 04/15/63	6,245	6,050,158
5.25%, 02/15/28	4,365	4,518,600
5.30%, 02/15/30	5,119	5,361,657
5.35%, 02/15/33	8,595	8,996,100
5.38%, 04/15/54	5,615	5,676,282
5.50%, 07/15/44	9,675	9,966,896
5.50%, 04/15/64	3,550	3,605,052
5.63%, 07/15/54	10,455	10,917,873
5.70%, 10/15/40	1,769	1,860,354
5.75%, 07/15/64	8,085	8,483,749
5.80%, 03/15/36	3,555	3,844,826
5.88%, 02/15/53	7,475	8,083,008
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.95%, 02/15/41	$2,070	$2,238,624
6.05%, 02/15/63	4,650	5,102,369
6.50%, 06/15/37	2,893	3,309,090
6.63%, 11/15/37	3,448	4,007,245
6.88%, 02/15/38	5,191	6,156,141
Universal Health Services Inc.
1.65%, 09/01/26	3,810	3,578,820
2.65%, 10/15/30	4,713	4,168,470
2.65%, 01/15/32	2,440	2,085,346
UPMC
5.04%, 05/15/33	1,035	1,047,544
5.38%, 05/15/43	610	626,269
Series 2021, 1.80%, 04/15/26	190	181,076
WakeMed, Series A, 3.29%, 10/01/52	985	744,525
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	833	574,887
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	2,518	2,271,774
Series 2021, 3.07%, 03/01/51	1,992	1,358,956
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	3,586	2,275,015
		1,016,581,404
Holding Companies - Diversified — 0.1%
Apollo Debt Solutions BDC
6.70%, 07/29/31(b)(c)	430	437,150
6.90%, 04/13/29(b)	840	868,486
Ares Capital Corp.
2.15%, 07/15/26	3,455	3,259,843
2.88%, 06/15/27	1,484	1,392,577
2.88%, 06/15/28	5,480	5,012,326
3.20%, 11/15/31	3,620	3,121,033
3.88%, 01/15/26	4,326	4,242,687
5.88%, 03/01/29	2,405	2,444,762
5.95%, 07/15/29	1,474	1,502,719
7.00%, 01/15/27	1,482	1,538,157
Ares Strategic Income Fund, 6.35%, 08/15/29(b)	480	485,511
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	2,000	1,877,928
2.95%, 03/10/26	2,350	2,256,583
Barings BDC Inc.
3.30%, 11/23/26	1,235	1,170,189
7.00%, 02/15/29	150	155,318
Blackstone Private Credit Fund
2.63%, 12/15/26	3,545	3,328,081
3.25%, 03/15/27	6,360	6,025,463
4.00%, 01/15/29(c)	2,795	2,639,735
5.95%, 07/16/29(b)	1,125	1,133,775
6.25%, 01/25/31(b)	1,000	1,021,803
7.05%, 09/29/25	3,790	3,850,953
7.30%, 11/27/28(b)	1,135	1,203,786
Blackstone Secured Lending Fund
2.13%, 02/15/27	1,929	1,786,595
2.75%, 09/16/26	2,455	2,330,211
2.85%, 09/30/28	3,180	2,881,829
3.63%, 01/15/26	2,782	2,713,110
5.88%, 11/15/27	1,430	1,446,584
Blue Owl Capital Corp.
2.63%, 01/15/27	3,242	3,045,756
2.88%, 06/11/28	4,370	3,992,064
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.40%, 07/15/26	$2,215	$2,133,492
4.25%, 01/15/26	2,710	2,673,187
5.95%, 03/15/29	600	611,371
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)	395	413,971
Blue Owl Capital Corp. III, 3.13%, 04/13/27	2,645	2,475,030
Blue Owl Credit Income Corp.
3.13%, 09/23/26	2,485	2,357,922
4.70%, 02/08/27	1,960	1,913,094
6.60%, 09/15/29(b)	655	666,148
6.65%, 03/15/31	1,755	1,788,204
7.75%, 09/16/27	785	826,247
7.75%, 01/15/29	1,470	1,566,462
7.95%, 06/13/28	625	666,807
Blue Owl Technology Finance Corp., 2.50%, 01/15/27	1,922	1,781,856
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	1,060	1,052,161
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	40	40,760
FS KKR Capital Corp.
2.63%, 01/15/27	2,964	2,764,874
3.13%, 10/12/28	4,064	3,645,672
3.25%, 07/15/27	2,000	1,877,607
3.40%, 01/15/26	2,325	2,258,001
6.88%, 08/15/29	210	215,924
7.88%, 01/15/29	300	319,838
Goldman Sachs BDC Inc.
2.88%, 01/15/26	1,215	1,182,294
6.38%, 03/11/27	390	401,180
Golub Capital BDC Inc.
2.05%, 02/15/27	3,038	2,795,515
2.50%, 08/24/26	2,255	2,123,360
6.00%, 07/15/29	630	635,711
7.05%, 12/05/28	370	389,508
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	2,585	2,613,686
HPS Corporate Lending Fund
6.25%, 09/30/29(b)(c)	260	264,643
6.75%, 01/30/29(b)(c)	450	465,802
Main Street Capital Corp.
3.00%, 07/14/26	3,215	3,068,484
6.50%, 06/04/27	1,320	1,348,776
6.95%, 03/01/29	840	878,676
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27	650	640,981
6.15%, 05/17/29(b)	1,325	1,332,691
New Mountain Finance Corp., 6.88%, 02/01/29	150	150,436
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	2,793	2,608,661
7.10%, 02/15/29	2,200	2,273,447
Oaktree Strategic Credit Fund
6.50%, 07/23/29(b)(c)	110	111,354
8.40%, 11/14/28(b)	290	312,149
Prospect Capital Corp.
3.36%, 11/15/26(c)	2,165	1,965,820
3.44%, 10/15/28(c)	2,170	1,855,404
3.71%, 01/22/26(c)	2,479	2,343,641
Sixth Street Lending Partners, 6.50%, 03/11/29(b)	420	429,193
53
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	$1,490	$1,412,780
6.13%, 03/01/29	230	235,633
6.95%, 08/14/28	565	593,410
		131,646,877
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	4,390	4,111,224
1.40%, 10/15/27	1,629	1,488,375
2.60%, 10/15/25	1,616	1,578,298
Lennar Corp.
4.75%, 11/29/27	4,503	4,541,493
5.00%, 06/15/27	2,568	2,590,455
5.25%, 06/01/26	2,646	2,662,792
MDC Holdings Inc.
2.50%, 01/15/31	3,877	3,405,111
3.85%, 01/15/30	2,326	2,220,979
3.97%, 08/06/61(c)	1,575	1,343,422
6.00%, 01/15/43	3,507	3,686,356
Meritage Homes Corp., 5.13%, 06/06/27	520	523,809
NVR Inc., 3.00%, 05/15/30	1,768	1,621,375
PulteGroup Inc.
5.00%, 01/15/27	2,995	3,019,731
6.00%, 02/15/35	2,388	2,551,554
6.38%, 05/15/33	1,991	2,165,803
7.88%, 06/15/32	749	883,629
Toll Brothers Finance Corp.
3.80%, 11/01/29	2,775	2,655,252
4.35%, 02/15/28	2,400	2,371,582
4.88%, 11/15/25	2,667	2,662,316
4.88%, 03/15/27	2,600	2,603,533
		48,687,089
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	3,127	2,977,944
3.50%, 11/15/51	2,420	1,614,754
4.40%, 03/15/29	2,622	2,490,381
Whirlpool Corp.
2.40%, 05/15/31	1,655	1,402,165
4.50%, 06/01/46	2,773	2,281,931
4.60%, 05/15/50(c)	2,680	2,188,448
4.70%, 05/14/32	1,769	1,724,954
4.75%, 02/26/29(c)	4,551	4,571,461
5.50%, 03/01/33	1,745	1,763,075
5.75%, 03/01/34	1,735	1,760,829
		22,775,942
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	2,330	1,955,606
2.65%, 04/30/30	1,787	1,614,674
4.88%, 12/06/28	3,696	3,738,964
5.75%, 03/15/33	2,065	2,190,924
Church & Dwight Co. Inc.
2.30%, 12/15/31	2,054	1,769,611
3.15%, 08/01/27	4,911	4,770,284
3.95%, 08/01/47	1,975	1,623,084
5.00%, 06/15/52	2,790	2,700,434
5.60%, 11/15/32	2,710	2,887,908
Clorox Co. (The)
1.80%, 05/15/30	3,474	3,002,919
Security	Par (000)	Value
Household Products & Wares (continued)
3.10%, 10/01/27	$3,043	$2,925,903
3.90%, 05/15/28	2,863	2,805,054
4.40%, 05/01/29	3,260	3,265,150
4.60%, 05/01/32	3,369	3,358,846
Kimberly-Clark Corp.
1.05%, 09/15/27	2,901	2,644,366
2.00%, 11/02/31(c)	2,883	2,484,179
2.75%, 02/15/26	2,854	2,788,693
2.88%, 02/07/50(c)	2,269	1,597,658
3.10%, 03/26/30	3,608	3,409,886
3.20%, 04/25/29	2,885	2,770,351
3.20%, 07/30/46	1,815	1,356,919
3.90%, 05/04/47	1,352	1,125,392
3.95%, 11/01/28	3,187	3,164,655
4.50%, 02/16/33	2,270	2,285,059
5.30%, 03/01/41	1,970	2,030,941
6.63%, 08/01/37	4,193	4,933,886
		69,201,346
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	2,362	2,870,560
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(a)	3,060	3,014,867
Aflac Inc.
1.13%, 03/15/26	2,875	2,732,097
2.88%, 10/15/26	3,017	2,921,976
3.60%, 04/01/30	5,463	5,218,100
4.00%, 10/15/46	1,711	1,416,620
4.75%, 01/15/49	3,218	2,982,639
Alleghany Corp.
3.25%, 08/15/51	2,350	1,682,515
3.63%, 05/15/30	4,209	4,063,721
4.90%, 09/15/44	2,520	2,434,746
Allstate Corp. (The)
0.75%, 12/15/25	3,445	3,279,961
1.45%, 12/15/30	2,534	2,102,880
3.28%, 12/15/26(c)	3,202	3,123,473
3.85%, 08/10/49	3,473	2,783,381
4.20%, 12/15/46	3,472	2,952,745
4.50%, 06/15/43	2,538	2,283,799
5.05%, 06/24/29	2,185	2,235,859
5.25%, 03/30/33	2,060	2,127,237
5.35%, 06/01/33	1,634	1,695,480
5.55%, 05/09/35	2,661	2,798,594
5.95%, 04/01/36	1,395	1,517,209
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(a)	2,831	2,935,467
American Financial Group Inc./OH
4.50%, 06/15/47	1,205	1,069,707
5.25%, 04/02/30	632	652,108
American International Group Inc.
3.40%, 06/30/30	2,405	2,245,259
3.88%, 01/15/35	880	812,648
4.20%, 04/01/28	2,600	2,564,256
4.38%, 06/30/50	4,889	4,251,646
4.50%, 07/16/44	2,180	1,939,346
4.75%, 04/01/48	5,238	4,832,756
4.80%, 07/10/45	5,265	4,899,323
5.13%, 03/27/33	3,305	3,371,699
6.25%, 05/01/36	1,103	1,211,535
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(a)	$3,318	$3,291,026
American National Group Inc., 5.00%, 06/15/27	2,776	2,771,647
Aon Corp.
2.80%, 05/15/30	4,651	4,236,490
3.75%, 05/02/29	4,352	4,215,294
4.50%, 12/15/28	2,387	2,384,552
6.25%, 09/30/40	1,744	1,896,491
8.21%, 01/01/27	601	645,104
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	3,270	2,752,762
2.60%, 12/02/31	1,950	1,696,608
2.85%, 05/28/27	2,395	2,301,843
2.90%, 08/23/51	3,700	2,401,224
3.90%, 02/28/52	3,665	2,853,839
5.00%, 09/12/32	2,095	2,123,294
5.35%, 02/28/33	2,480	2,559,728
Aon Global Ltd.
3.88%, 12/15/25	3,411	3,383,363
4.60%, 06/14/44	2,862	2,544,563
4.75%, 05/15/45	2,529	2,293,528
Aon North America Inc.
5.13%, 03/01/27	3,100	3,157,359
5.15%, 03/01/29	4,125	4,224,863
5.30%, 03/01/31	3,595	3,712,005
5.45%, 03/01/34	7,163	7,409,499
5.75%, 03/01/54	4,440	4,591,619
Arch Capital Finance LLC
4.01%, 12/15/26	2,827	2,788,736
5.03%, 12/15/46	1,774	1,661,363
Arch Capital Group Ltd.
3.64%, 06/30/50	4,872	3,677,332
7.35%, 05/01/34	1,720	2,016,472
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	2,915	2,783,606
Arthur J Gallagher & Co.
2.40%, 11/09/31	1,980	1,673,187
3.05%, 03/09/52	3,215	2,084,006
3.50%, 05/20/51	5,327	3,843,976
5.45%, 07/15/34	1,888	1,942,778
5.50%, 03/02/33	1,730	1,791,933
5.75%, 03/02/53	1,788	1,814,466
5.75%, 07/15/54	900	919,661
6.50%, 02/15/34	2,075	2,282,197
6.75%, 02/15/54	1,565	1,805,826
Assurant Inc.
2.65%, 01/15/32	1,675	1,422,456
3.70%, 02/22/30	2,317	2,180,524
4.90%, 03/27/28	2,505	2,507,408
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31(c)	2,711	2,420,373
3.60%, 09/15/51	1,230	877,895
6.13%, 09/15/28	770	811,732
Athene Holding Ltd.
3.45%, 05/15/52	3,050	2,035,522
3.50%, 01/15/31	2,370	2,180,953
3.95%, 05/25/51	3,075	2,290,528
4.13%, 01/12/28	4,940	4,842,327
5.88%, 01/15/34	2,463	2,540,492
6.15%, 04/03/30	1,877	1,999,584
Security	Par (000)	Value
Insurance (continued)
6.25%, 04/01/54	$2,340	$2,428,732
6.65%, 02/01/33	2,165	2,354,245
AXA SA, 8.60%, 12/15/30	325	389,275
Axis Specialty Finance LLC
3.90%, 07/15/29	2,004	1,930,198
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	1,631	1,528,814
Axis Specialty Finance PLC, 4.00%, 12/06/27	3,204	3,129,117
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	4,091	3,492,870
1.85%, 03/12/30	2,648	2,349,326
2.30%, 03/15/27	5,170	4,958,720
2.50%, 01/15/51	5,435	3,506,538
2.85%, 10/15/50	6,694	4,587,633
2.88%, 03/15/32	4,124	3,755,033
3.85%, 03/15/52	5,530	4,545,366
4.20%, 08/15/48	9,097	8,170,178
4.25%, 01/15/49	7,474	6,771,974
4.30%, 05/15/43	3,967	3,667,659
4.40%, 05/15/42	4,633	4,452,752
5.75%, 01/15/40	4,543	5,014,787
Berkshire Hathaway Inc.
3.13%, 03/15/26	14,376	14,173,252
4.50%, 02/11/43(c)	5,330	5,208,069
Brighthouse Financial Inc.
3.70%, 06/22/27	145	140,366
3.85%, 12/22/51	1,290	846,095
4.70%, 06/22/47	3,577	2,838,609
5.63%, 05/15/30(c)	2,794	2,863,675
Brown & Brown Inc.
2.38%, 03/15/31	4,253	3,632,416
4.20%, 03/17/32	1,610	1,524,319
4.50%, 03/15/29	2,275	2,261,758
4.95%, 03/17/52	3,415	3,082,775
5.65%, 06/11/34	2,060	2,122,985
Chubb Corp. (The)
6.00%, 05/11/37	4,464	4,913,363
Series 1, 6.50%, 05/15/38	1,050	1,213,542
Chubb INA Holdings LLC
1.38%, 09/15/30	1,800	1,526,877
2.85%, 12/15/51	2,410	1,642,300
3.05%, 12/15/61	3,318	2,204,236
3.35%, 05/03/26	4,307	4,230,737
4.15%, 03/13/43	3,710	3,254,141
4.35%, 11/03/45	6,305	5,660,387
4.65%, 08/15/29	3,795	3,853,023
5.00%, 03/15/34	5,040	5,162,972
6.70%, 05/15/36	465	539,365
Cincinnati Financial Corp.
6.13%, 11/01/34	2,519	2,691,760
6.92%, 05/15/28(c)	1,339	1,449,605
CNA Financial Corp.
2.05%, 08/15/30	1,080	936,562
3.45%, 08/15/27	2,472	2,404,639
3.90%, 05/01/29	3,486	3,389,206
4.50%, 03/01/26	3,454	3,442,730
5.13%, 02/15/34	895	901,617
5.50%, 06/15/33	1,015	1,051,177
55
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
CNO Financial Group Inc.
5.25%, 05/30/29	$2,585	$2,590,579
6.45%, 06/15/34	2,060	2,149,484
Corebridge Financial Inc.
3.65%, 04/05/27	5,051	4,946,766
3.85%, 04/05/29	3,138	3,032,924
3.90%, 04/05/32	4,950	4,583,003
4.35%, 04/05/42	2,480	2,137,872
4.40%, 04/05/52	3,990	3,304,280
5.75%, 01/15/34	2,830	2,952,349
6.05%, 09/15/33	3,340	3,552,310
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	1,595	1,631,068
Enstar Finance LLC
5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	1,095	1,007,534
5.75%, 09/01/40, (5-year CMT + 5.468%)(a)	50	48,930
Enstar Group Ltd.
3.10%, 09/01/31	2,216	1,884,051
4.95%, 06/01/29	2,851	2,823,616
Equitable Holdings Inc.
4.35%, 04/20/28	6,558	6,475,782
5.00%, 04/20/48	4,244	3,960,718
5.59%, 01/11/33	2,885	2,984,268
Essent Group Ltd., 6.25%, 07/01/29	1,215	1,258,750
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	4,903	3,197,204
3.50%, 10/15/50	4,809	3,379,673
4.87%, 06/01/44	2,571	2,319,025
F&G Annuities & Life Inc.
6.50%, 06/04/29	1,440	1,469,280
7.40%, 01/13/28	2,486	2,608,760
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	2,102	1,887,857
4.63%, 04/29/30	2,617	2,590,386
4.85%, 04/17/28	3,019	3,035,066
5.63%, 08/16/32	2,090	2,130,973
6.00%, 12/07/33(b)	3,195	3,333,530
6.10%, 03/15/55(b)	1,885	1,905,880
6.35%, 03/22/54(b)	1,300	1,362,766
Fidelity National Financial Inc.
2.45%, 03/15/31	3,454	2,951,297
3.20%, 09/17/51	2,855	1,857,070
3.40%, 06/15/30	3,160	2,907,391
4.50%, 08/15/28	2,612	2,594,728
First American Financial Corp.
2.40%, 08/15/31	2,497	2,075,714
4.00%, 05/15/30	1,495	1,406,961
Globe Life Inc.
2.15%, 08/15/30	2,922	2,488,016
4.55%, 09/15/28	3,500	3,460,981
4.80%, 06/15/32	700	681,765
5.85%, 09/15/34	1,330	1,346,669
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30	2,135	1,852,373
4.50%, 04/15/26	2,797	2,785,868
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29	3,480	3,205,693
2.90%, 09/15/51	3,060	2,027,323
3.60%, 08/19/49	3,596	2,736,157
Security	Par (000)	Value
Insurance (continued)
4.30%, 04/15/43	$2,046	$1,801,668
4.40%, 03/15/48	2,003	1,749,567
5.95%, 10/15/36	1,775	1,912,130
6.10%, 10/01/41	2,424	2,596,118
Horace Mann Educators Corp., 7.25%, 09/15/28	150	161,939
Jackson Financial Inc.
3.13%, 11/23/31	2,795	2,419,601
4.00%, 11/23/51	1,920	1,397,585
5.17%, 06/08/27	2,770	2,803,858
5.67%, 06/08/32(c)	1,080	1,117,527
Kemper Corp.
2.40%, 09/30/30	2,455	2,089,905
3.80%, 02/23/32	1,580	1,408,987
Lincoln National Corp.
3.05%, 01/15/30(c)	2,036	1,874,949
3.40%, 01/15/31	2,314	2,113,174
3.40%, 03/01/32	384	346,459
3.63%, 12/12/26(c)	1,763	1,726,265
3.80%, 03/01/28	2,249	2,185,688
4.35%, 03/01/48	1,838	1,467,163
4.38%, 06/15/50	1,287	1,020,253
5.85%, 03/15/34	1,175	1,226,851
6.30%, 10/09/37	1,160	1,246,742
7.00%, 06/15/40	1,963	2,236,493
Loews Corp.
3.20%, 05/15/30	2,960	2,767,941
3.75%, 04/01/26	4,267	4,219,586
4.13%, 05/15/43	3,847	3,271,498
6.00%, 02/01/35	406	441,710
Manulife Financial Corp.
2.48%, 05/19/27	3,270	3,118,154
3.70%, 03/16/32	2,960	2,787,702
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	4,233	4,143,033
4.15%, 03/04/26	5,891	5,860,092
5.38%, 03/04/46	2,658	2,697,148
Markel Group Inc.
3.35%, 09/17/29	2,420	2,282,552
3.45%, 05/07/52	3,000	2,076,300
3.50%, 11/01/27	2,787	2,698,518
4.15%, 09/17/50	3,516	2,810,776
4.30%, 11/01/47	1,721	1,415,441
5.00%, 04/05/46	2,350	2,132,706
5.00%, 05/20/49	1,875	1,708,794
6.00%, 05/16/54	1,830	1,897,454
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	4,080	3,610,465
2.38%, 12/15/31	485	418,798
2.90%, 12/15/51	1,995	1,319,420
3.75%, 03/14/26	5,064	5,009,728
4.20%, 03/01/48	3,585	3,063,425
4.35%, 01/30/47	2,762	2,407,632
4.38%, 03/15/29	7,317	7,347,537
4.75%, 03/15/39	3,088	2,998,056
4.90%, 03/15/49	6,721	6,361,697
5.15%, 03/15/34	1,691	1,751,604
5.40%, 09/15/33	2,395	2,526,857
5.45%, 03/15/53	1,185	1,212,461
5.45%, 03/15/54	1,425	1,462,709
5.70%, 09/15/53	4,485	4,763,023
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.75%, 11/01/32	$1,495	$1,610,342
5.88%, 08/01/33	1,515	1,647,576
6.25%, 11/01/52	1,245	1,424,682
Mercury General Corp., 4.40%, 03/15/27	2,585	2,542,648
MetLife Inc.
3.60%, 11/13/25	3,618	3,577,115
4.05%, 03/01/45	4,796	4,046,368
4.13%, 08/13/42	4,343	3,776,930
4.55%, 03/23/30	5,732	5,811,109
4.60%, 05/13/46	2,629	2,406,360
4.72%, 12/15/44	3,006	2,765,248
4.88%, 11/13/43	3,860	3,673,153
5.00%, 07/15/52	3,890	3,742,563
5.25%, 01/15/54	4,200	4,208,422
5.30%, 12/15/34	2,070	2,146,628
5.38%, 07/15/33	3,015	3,157,349
5.70%, 06/15/35	6,323	6,773,244
5.88%, 02/06/41	4,152	4,432,675
6.38%, 06/15/34	2,806	3,133,393
6.40%, 12/15/66	4,917	5,182,817
6.50%, 12/15/32	2,265	2,546,910
10.75%, 08/01/69	2,362	3,219,652
MGIC Investment Corp., 5.25%, 08/15/28	180	179,296
Munich Re America Corp., Series B, 7.45%, 12/15/26	235	250,283
Nationwide Financial Services Inc., 6.75%, 05/15/87	624	635,680
NMI Holdings Inc., 6.00%, 08/15/29	1,040	1,064,069
Old Republic International Corp.
3.85%, 06/11/51	2,744	2,013,236
3.88%, 08/26/26	3,681	3,619,423
5.75%, 03/28/34	1,805	1,866,682
PartnerRe Finance B LLC
3.70%, 07/02/29	4,286	4,117,813
4.50%, 10/01/50, (5-year CMT + 3.815%)(a)	457	417,595
Primerica Inc., 2.80%, 11/19/31	2,113	1,825,517
Principal Financial Group Inc.
2.13%, 06/15/30	3,409	2,969,114
3.10%, 11/15/26	2,795	2,706,812
3.70%, 05/15/29	2,110	2,039,194
4.30%, 11/15/46	2,039	1,755,463
4.35%, 05/15/43	1,948	1,729,186
4.63%, 09/15/42	1,556	1,433,513
5.38%, 03/15/33	965	994,139
5.50%, 03/15/53	1,780	1,792,545
6.05%, 10/15/36	2,130	2,316,112
Progressive Corp. (The)
2.45%, 01/15/27	3,701	3,551,218
2.50%, 03/15/27	3,335	3,190,797
3.00%, 03/15/32	1,549	1,401,893
3.20%, 03/26/30	3,456	3,261,384
3.70%, 01/26/45	1,377	1,121,025
3.70%, 03/15/52	1,740	1,366,165
3.95%, 03/26/50	2,144	1,764,417
4.00%, 03/01/29	2,642	2,613,505
4.13%, 04/15/47	5,698	4,892,659
4.20%, 03/15/48	2,345	2,026,963
4.35%, 04/25/44	1,088	977,384
4.95%, 06/15/33	1,860	1,908,027
6.25%, 12/01/32	1,766	1,963,579
Security	Par (000)	Value
Insurance (continued)
6.63%, 03/01/29	$1,376	$1,506,680
Prudential Financial Inc.
1.50%, 03/10/26	3,136	3,005,182
2.10%, 03/10/30	3,915	3,483,120
3.00%, 03/10/40	2,627	2,036,517
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)	1,105	988,195
3.70%, 03/13/51	6,559	5,031,779
3.88%, 03/27/28	2,962	2,909,101
3.91%, 12/07/47	4,531	3,654,667
3.94%, 12/07/49	5,401	4,343,374
4.35%, 02/25/50	4,257	3,684,196
4.42%, 03/27/48	2,258	1,965,043
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(a)(c)	3,280	3,132,288
4.60%, 05/15/44	3,656	3,352,748
5.13%, 03/01/52, (5-year CMT + 3.162%)(a)	2,160	2,098,824
5.70%, 12/14/36	4,269	4,557,878
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(a)	3,978	3,952,178
5.75%, 07/15/33	1,817	1,983,042
6.00%, 09/01/52, (5-year CMT + 3.234%)(a)	1,206	1,233,075
6.50%, 03/15/54, (5-year CMT + 2.404%)(a)	4,330	4,472,762
6.63%, 12/01/37	2,066	2,384,328
6.63%, 06/21/40	1,795	2,042,332
6.75%, 03/01/53, (5-year CMT + 2.848%)(a)	785	830,229
Prudential Funding Asia PLC
3.13%, 04/14/30	3,486	3,242,038
3.63%, 03/24/32	2,675	2,467,522
Reinsurance Group of America Inc.
3.15%, 06/15/30	2,701	2,490,507
3.90%, 05/15/29	3,443	3,335,333
3.95%, 09/15/26	2,822	2,788,356
5.75%, 09/15/34	1,520	1,578,837
6.00%, 09/15/33	1,426	1,503,561
RenaissanceRe Finance Inc., 3.45%, 07/01/27	2,733	2,648,602
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	2,605	2,494,809
5.75%, 06/05/33	3,805	3,924,941
Selective Insurance Group Inc., 5.38%, 03/01/49	380	368,301
SiriusPoint Ltd., 7.00%, 04/05/29	70	73,380
Stewart Information Services Corp., 3.60%, 11/15/31	2,650	2,273,988
Transatlantic Holdings Inc., 8.00%, 11/30/39	2,033	2,626,649
Travelers Companies Inc. (The)
2.55%, 04/27/50	3,186	2,034,935
3.05%, 06/08/51	4,754	3,355,446
3.75%, 05/15/46	2,175	1,756,650
4.00%, 05/30/47	2,914	2,448,474
4.05%, 03/07/48	2,286	1,946,668
4.10%, 03/04/49	2,706	2,308,958
4.30%, 08/25/45	1,811	1,600,143
4.60%, 08/01/43	2,010	1,878,047
5.35%, 11/01/40	3,307	3,389,171
5.45%, 05/25/53	1,875	1,954,686
57
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
6.25%, 06/15/37	$4,008	$4,506,155
6.75%, 06/20/36	2,062	2,406,223
Travelers Property Casualty Corp., 6.38%, 03/15/33	2,293	2,583,580
Trinity Acquisition PLC, 4.40%, 03/15/26	3,223	3,201,525
Unum Group
4.00%, 06/15/29	2,101	2,042,837
4.13%, 06/15/51	2,090	1,598,424
4.50%, 12/15/49	945	778,683
5.75%, 08/15/42	2,490	2,482,227
6.00%, 06/15/54	845	860,718
W R Berkley Corp.
3.15%, 09/30/61	1,290	822,045
3.55%, 03/30/52	1,223	892,205
4.00%, 05/12/50	2,606	2,099,479
4.75%, 08/01/44	2,408	2,207,812
Willis North America Inc.
2.95%, 09/15/29	3,254	3,006,484
3.88%, 09/15/49	3,250	2,506,058
4.50%, 09/15/28	3,343	3,327,942
4.65%, 06/15/27	4,548	4,557,408
5.05%, 09/15/48	2,535	2,327,549
5.35%, 05/15/33	1,765	1,799,076
5.90%, 03/05/54	2,940	3,024,978
XL Group Ltd., 5.25%, 12/15/43	2,100	2,043,762
		910,073,029
Internet — 0.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(c)	3,770	3,233,886
2.70%, 02/09/41	3,005	2,126,045
3.15%, 02/09/51	7,710	5,263,084
3.25%, 02/09/61	4,343	2,860,620
3.40%, 12/06/27	12,004	11,593,083
4.00%, 12/06/37	4,575	4,067,218
4.20%, 12/06/47	8,680	7,279,956
4.40%, 12/06/57	4,085	3,444,848
4.50%, 11/28/34	3,592	3,456,780
Alphabet Inc.
0.80%, 08/15/27	6,225	5,709,055
1.10%, 08/15/30	11,519	9,754,457
1.90%, 08/15/40	5,598	3,873,679
2.00%, 08/15/26	10,726	10,321,729
2.05%, 08/15/50	11,068	6,661,232
2.25%, 08/15/60	6,005	3,589,026
Amazon.com Inc.
1.00%, 05/12/26	11,610	11,015,574
1.20%, 06/03/27	2,648	2,449,697
1.50%, 06/03/30	9,325	8,059,540
1.65%, 05/12/28	11,600	10,646,394
2.10%, 05/12/31	11,235	9,812,998
2.50%, 06/03/50	9,291	5,947,140
2.70%, 06/03/60	8,480	5,273,245
2.88%, 05/12/41	9,689	7,522,937
3.10%, 05/12/51	12,650	9,116,963
3.15%, 08/22/27	15,218	14,851,575
3.25%, 05/12/61	7,337	5,145,258
3.30%, 04/13/27	6,785	6,651,315
3.45%, 04/13/29	5,270	5,148,812
3.60%, 04/13/32	8,470	8,066,618
3.88%, 08/22/37	12,717	11,677,125
3.95%, 04/13/52	9,740	8,197,824
Security	Par (000)	Value
Internet (continued)
4.05%, 08/22/47	$13,392	$11,657,621
4.10%, 04/13/62	5,058	4,249,289
4.25%, 08/22/57	9,111	8,012,144
4.55%, 12/01/27	3,435	3,484,735
4.60%, 12/01/25	6,705	6,726,978
4.65%, 12/01/29	5,140	5,273,812
4.70%, 12/01/32	7,735	7,928,277
4.80%, 12/05/34	5,757	5,924,973
4.95%, 12/05/44	5,498	5,558,246
5.20%, 12/03/25	4,265	4,303,986
Baidu Inc.
1.63%, 02/23/27	1,524	1,421,591
1.72%, 04/09/26(c)	520	496,271
2.38%, 08/23/31	760	653,716
3.43%, 04/07/30	1,425	1,342,382
3.63%, 07/06/27	1,964	1,918,862
4.38%, 03/29/28	2,260	2,248,576
4.88%, 11/14/28	1,965	1,989,013
Booking Holdings Inc.
3.55%, 03/15/28	3,549	3,457,644
3.60%, 06/01/26	5,286	5,213,864
4.63%, 04/13/30	8,034	8,122,389
eBay Inc.
1.40%, 05/10/26	5,325	5,048,637
2.60%, 05/10/31(c)	3,815	3,360,967
2.70%, 03/11/30	4,205	3,840,710
3.60%, 06/05/27	4,995	4,892,641
3.65%, 05/10/51	4,285	3,210,643
4.00%, 07/15/42	5,471	4,547,311
5.90%, 11/22/25	1,090	1,104,041
5.95%, 11/22/27	1,645	1,723,696
6.30%, 11/22/32	2,080	2,276,146
Expedia Group Inc.
2.95%, 03/15/31(c)	2,673	2,405,299
3.25%, 02/15/30	5,604	5,228,041
3.80%, 02/15/28	3,514	3,415,962
4.63%, 08/01/27	1,901	1,906,455
5.00%, 02/15/26	4,382	4,392,507
JD.com Inc.
3.38%, 01/14/30	2,265	2,132,204
3.88%, 04/29/26(c)	885	872,202
4.13%, 01/14/50(c)	1,900	1,542,595
Meta Platforms Inc.
3.50%, 08/15/27	15,130	14,903,532
3.85%, 08/15/32	14,490	13,876,482
4.30%, 08/15/29	3,775	3,799,899
4.45%, 08/15/52	12,040	10,765,008
4.55%, 08/15/31	4,575	4,618,539
4.60%, 05/15/28	4,845	4,928,781
4.65%, 08/15/62	6,130	5,512,742
4.75%, 08/15/34	11,085	11,154,233
4.80%, 05/15/30	4,905	5,056,764
4.95%, 05/15/33	5,575	5,751,572
5.40%, 08/15/54	9,060	9,244,005
5.55%, 08/15/64	8,055	8,261,765
5.60%, 05/15/53	10,375	10,927,262
5.75%, 05/15/63	5,910	6,280,766
Netflix Inc.
4.38%, 11/15/26	2,530	2,531,183
4.88%, 04/15/28	3,675	3,749,456
4.90%, 08/15/34	10	10,243
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.40%, 08/15/54	$890	$926,875
5.88%, 11/15/28	2,690	2,847,068
6.38%, 05/15/29	2,250	2,437,479
Tencent Music Entertainment Group
1.38%, 09/03/25	2,034	1,961,553
2.00%, 09/03/30	3,521	3,020,064
VeriSign Inc.
2.70%, 06/15/31	4,215	3,659,291
4.75%, 07/15/27	3,885	3,871,721
Weibo Corp., 3.38%, 07/08/30(c)	4,439	3,978,559
		498,776,981
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	2,717	2,658,015
4.55%, 03/11/26	2,825	2,809,421
6.00%, 06/17/34	2,060	2,130,573
6.35%, 06/17/54	2,260	2,272,257
6.55%, 11/29/27	5,785	6,096,943
6.80%, 11/29/32(c)	4,115	4,513,403
7.75%, 10/15/39	3,010	3,345,781
7.75%, 03/01/41	2,620	2,783,807
Nucor Corp.
2.70%, 06/01/30	3,264	2,987,145
2.98%, 12/15/55	5,652	3,591,945
3.13%, 04/01/32	625	565,003
3.85%, 04/01/52	2,990	2,370,787
3.95%, 05/01/28	2,333	2,305,723
4.30%, 05/23/27	5,235	5,236,061
4.40%, 05/01/48	874	772,309
5.20%, 08/01/43	1,100	1,105,071
6.40%, 12/01/37	1,213	1,376,089
Reliance Inc., 2.15%, 08/15/30	645	561,096
Steel Dynamics Inc.
1.65%, 10/15/27	1,210	1,107,653
3.25%, 01/15/31	2,521	2,296,819
3.25%, 10/15/50	2,339	1,592,216
3.45%, 04/15/30	2,484	2,321,812
5.00%, 12/15/26	4,393	4,388,862
5.38%, 08/15/34	2,305	2,338,129
Vale Overseas Ltd.
3.75%, 07/08/30	4,764	4,453,028
6.13%, 06/12/33	6,135	6,391,076
6.40%, 06/28/54	100	101,796
6.88%, 11/21/36	2,786	3,056,439
6.88%, 11/10/39	2,862	3,117,423
8.25%, 01/17/34(c)	1,640	1,964,262
Vale SA, 5.63%, 09/11/42	1,176	1,179,125
		81,790,069
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31(c)	2,164	1,790,359
4.40%, 09/15/32(c)	2,330	2,168,697
5.10%, 04/01/52	2,085	1,702,297
Brunswick Corp./DE, 5.85%, 03/18/29	1,680	1,718,672
Harley-Davidson Inc., 4.63%, 07/28/45	1,604	1,370,905
Polaris Inc., 6.95%, 03/15/29	720	772,496
		9,523,426
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29(c)	2,811	2,621,464
Security	Par (000)	Value
Lodging (continued)
3.70%, 01/15/31	$1,950	$1,780,288
5.85%, 08/01/34	2,395	2,448,459
Hyatt Hotels Corp.
4.38%, 09/15/28	2,805	2,761,512
4.85%, 03/15/26	3,773	3,765,397
5.25%, 06/30/29	1,350	1,373,429
5.50%, 06/30/34	1,335	1,354,517
5.75%, 01/30/27	2,105	2,146,441
5.75%, 04/23/30	2,302	2,388,356
Las Vegas Sands Corp.
3.50%, 08/18/26	340	330,137
3.90%, 08/08/29	2,350	2,200,350
5.90%, 06/01/27	1,040	1,061,706
6.00%, 08/15/29	2,050	2,103,623
6.20%, 08/15/34	2,140	2,191,859
Marriott International Inc./MD
3.75%, 10/01/25	2,185	2,159,653
4.88%, 05/15/29	1,215	1,230,119
4.90%, 04/15/29	1,180	1,195,407
5.00%, 10/15/27	3,700	3,756,597
5.30%, 05/15/34	2,205	2,244,084
5.35%, 03/15/35	40	40,474
5.45%, 09/15/26	675	686,971
5.55%, 10/15/28	2,635	2,734,988
Series AA, 4.65%, 12/01/28	2,759	2,767,699
Series FF, 4.63%, 06/15/30	5,967	5,968,887
Series GG, 3.50%, 10/15/32	3,979	3,586,000
Series HH, 2.85%, 04/15/31	901	799,258
Series II, 2.75%, 10/15/33	4,205	3,525,479
Series R, 3.13%, 06/15/26	4,718	4,596,083
Series X, 4.00%, 04/15/28	1,924	1,887,138
Sands China Ltd.
2.30%, 03/08/27	2,390	2,212,036
2.85%, 03/08/29	2,760	2,471,135
3.25%, 08/08/31(c)	2,905	2,508,550
3.80%, 01/08/26	1,685	1,644,922
4.38%, 06/18/30	3,425	3,229,326
5.40%, 08/08/28	3,800	3,791,096
		81,563,440
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28	980	975,125
4.38%, 05/08/42	380	352,482
AGCO Corp.
5.45%, 03/21/27	2,645	2,686,611
5.80%, 03/21/34	2,745	2,820,351
Caterpillar Financial Services Corp.
0.80%, 11/13/25	1,434	1,373,185
0.90%, 03/02/26	2,165	2,057,958
1.10%, 09/14/27	2,766	2,524,840
1.15%, 09/14/26	3,260	3,065,028
1.70%, 01/08/27	4,000	3,777,230
2.40%, 08/09/26	2,624	2,530,107
3.60%, 08/12/27	3,775	3,725,277
4.35%, 05/15/26	4,665	4,665,737
4.38%, 08/16/29	1,625	1,632,079
4.40%, 10/15/27	1,705	1,714,379
4.45%, 10/16/26	1,625	1,631,890
4.50%, 01/08/27	1,465	1,475,282
4.80%, 01/06/26	1,250	1,256,472
4.85%, 02/27/29	2,205	2,257,178
59
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.00%, 05/14/27	$2,260	$2,305,570
5.05%, 02/27/26	3,120	3,153,281
Caterpillar Inc.
1.90%, 03/12/31	1,025	891,754
2.60%, 09/19/29	3,316	3,074,264
2.60%, 04/09/30	4,660	4,280,358
3.25%, 09/19/49	5,224	3,890,676
3.25%, 04/09/50	5,607	4,185,017
3.80%, 08/15/42	7,473	6,381,755
4.30%, 05/15/44	2,987	2,718,265
4.75%, 05/15/64	2,298	2,139,381
5.20%, 05/27/41	3,791	3,871,622
5.30%, 09/15/35	1,445	1,556,042
6.05%, 08/15/36	2,318	2,615,741
CNH Industrial Capital LLC
1.45%, 07/15/26	1,950	1,840,369
1.88%, 01/15/26	2,060	1,983,726
4.55%, 04/10/28	3,065	3,060,711
5.10%, 04/20/29	2,365	2,411,551
5.45%, 10/14/25	2,020	2,033,939
5.50%, 01/12/29	2,060	2,129,556
CNH Industrial NV, 3.85%, 11/15/27	3,450	3,381,741
Deere & Co.
2.88%, 09/07/49	3,510	2,469,960
3.10%, 04/15/30	4,681	4,400,174
3.75%, 04/15/50(c)	4,836	4,019,081
3.90%, 06/09/42	4,849	4,229,126
5.38%, 10/16/29	2,500	2,631,386
7.13%, 03/03/31	1,535	1,782,299
Dover Corp.
2.95%, 11/04/29	2,620	2,442,818
3.15%, 11/15/25	2,396	2,354,472
5.38%, 10/15/35	312	327,580
5.38%, 03/01/41	2,160	2,189,746
Flowserve Corp.
2.80%, 01/15/32	2,460	2,099,429
3.50%, 10/01/30	2,428	2,245,014
IDEX Corp.
2.63%, 06/15/31	2,310	2,015,462
3.00%, 05/01/30	2,079	1,908,255
Ingersoll Rand Inc.
5.18%, 06/15/29	1,920	1,970,948
5.20%, 06/15/27	2,340	2,381,458
5.31%, 06/15/31	600	621,239
5.40%, 08/14/28	675	695,943
5.45%, 06/15/34	3,085	3,206,721
5.70%, 08/14/33	3,820	4,027,473
5.70%, 06/15/54	1,750	1,822,217
John Deere Capital Corp.
0.70%, 01/15/26	4,290	4,081,511
1.05%, 06/17/26	2,630	2,486,216
1.30%, 10/13/26	2,530	2,379,852
1.45%, 01/15/31	3,205	2,696,682
1.50%, 03/06/28	2,277	2,073,901
1.70%, 01/11/27	2,610	2,463,096
1.75%, 03/09/27	2,826	2,660,118
2.00%, 06/17/31	2,604	2,236,679
2.25%, 09/14/26	2,496	2,397,450
2.35%, 03/08/27	1,278	1,220,072
2.45%, 01/09/30(c)	3,271	2,990,322
2.65%, 06/10/26(c)	1,439	1,399,494
Security	Par (000)	Value
Machinery (continued)
2.80%, 09/08/27	$3,182	$3,056,465
2.80%, 07/18/29	3,331	3,114,527
3.05%, 01/06/28	1,210	1,167,206
3.35%, 04/18/29	3,120	3,008,871
3.40%, 09/11/25	2,575	2,545,982
3.45%, 03/07/29	3,224	3,114,575
3.90%, 06/07/32	750	717,676
4.05%, 09/08/25	2,675	2,663,067
4.15%, 09/15/27	3,765	3,765,683
4.35%, 09/15/32	2,740	2,720,556
4.50%, 01/08/27	2,230	2,249,148
4.50%, 01/16/29	2,630	2,656,248
4.70%, 06/10/30	2,770	2,830,391
4.75%, 06/08/26	3,545	3,572,287
4.75%, 01/20/28	1,475	1,498,791
4.80%, 01/09/26	2,195	2,207,789
4.85%, 03/05/27	2,105	2,136,281
4.85%, 06/11/29	2,655	2,718,416
4.85%, 10/11/29	2,280	2,341,099
4.90%, 06/11/27	2,825	2,875,987
4.90%, 03/03/28	290	296,485
4.90%, 03/07/31	2,535	2,600,677
4.95%, 03/06/26	2,850	2,874,421
4.95%, 07/14/28	1,955	2,004,782
5.05%, 03/03/26	1,185	1,198,156
5.10%, 04/11/34	3,530	3,648,845
5.15%, 09/08/26	945	961,540
5.15%, 09/08/33	1,395	1,454,483
5.30%, 09/08/25	1,935	1,949,425
Series 1, 5.05%, 06/12/34	2,915	2,998,425
Nordson Corp.
5.60%, 09/15/28	1,040	1,077,888
5.80%, 09/15/33	1,255	1,337,980
nVent Finance SARL
2.75%, 11/15/31	1,753	1,499,696
4.55%, 04/15/28	3,424	3,390,561
5.65%, 05/15/33	1,565	1,606,616
Oshkosh Corp.
3.10%, 03/01/30	1,421	1,304,666
4.60%, 05/15/28	2,238	2,237,129
Otis Worldwide Corp.
2.29%, 04/05/27	2,068	1,959,090
2.57%, 02/15/30	7,786	7,029,483
3.11%, 02/15/40	5,388	4,174,618
3.36%, 02/15/50	3,726	2,736,580
5.25%, 08/16/28	2,555	2,629,097
Rockwell Automation Inc.
1.75%, 08/15/31	1,855	1,554,372
2.80%, 08/15/61	2,333	1,425,487
3.50%, 03/01/29	2,718	2,636,177
4.20%, 03/01/49	3,993	3,466,539
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	4,453	4,344,723
4.70%, 09/15/28	6,665	6,688,761
5.61%, 03/11/34	835	869,883
Xylem Inc./New York
1.95%, 01/30/28	3,917	3,610,365
2.25%, 01/30/31	2,953	2,571,792
3.25%, 11/01/26	3,323	3,233,362
4.38%, 11/01/46	1,735	1,516,160
		311,202,033
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	$3,460	$3,308,105
2.38%, 08/26/29	4,700	4,260,611
2.88%, 10/15/27(c)	4,483	4,287,747
3.05%, 04/15/30(c)	3,890	3,640,891
3.13%, 09/19/46	2,507	1,795,954
3.25%, 08/26/49	4,643	3,365,981
3.38%, 03/01/29	4,468	4,285,066
3.63%, 09/14/28	3,045	2,958,212
3.63%, 10/15/47	2,176	1,695,934
3.70%, 04/15/50	2,947	2,295,411
3.88%, 06/15/44	1,670	1,377,567
4.00%, 09/14/48	4,685	3,979,523
5.70%, 03/15/37(c)	2,312	2,510,157
Carlisle Companies Inc.
2.20%, 03/01/32	1,600	1,338,831
2.75%, 03/01/30	4,119	3,746,694
3.75%, 12/01/27	2,565	2,502,588
Eaton Corp.
3.10%, 09/15/27	3,222	3,123,355
3.92%, 09/15/47	2,709	2,264,723
4.00%, 11/02/32	4,769	4,600,975
4.15%, 03/15/33	3,865	3,758,783
4.15%, 11/02/42	4,359	3,870,489
4.35%, 05/18/28	1,035	1,042,741
4.70%, 08/23/52	2,035	1,912,397
Illinois Tool Works Inc.
2.65%, 11/15/26	6,439	6,244,041
3.90%, 09/01/42	4,257	3,686,735
4.88%, 09/15/41	2,655	2,622,746
Parker-Hannifin Corp.
3.25%, 03/01/27	5,216	5,070,614
3.25%, 06/14/29	3,958	3,754,898
4.00%, 06/14/49	4,511	3,735,306
4.10%, 03/01/47	2,651	2,233,938
4.20%, 11/21/34	1,940	1,850,649
4.25%, 09/15/27	3,790	3,770,048
4.45%, 11/21/44	3,062	2,728,898
4.50%, 09/15/29	4,268	4,278,928
6.25%, 05/15/38	1,396	1,557,426
Pentair Finance SARL
4.50%, 07/01/29	2,663	2,629,843
5.90%, 07/15/32	1,230	1,301,269
Teledyne Technologies Inc.
1.60%, 04/01/26	1,645	1,566,081
2.25%, 04/01/28	1,125	1,040,847
2.75%, 04/01/31	2,555	2,263,530
Textron Inc.
2.45%, 03/15/31	2,628	2,277,528
3.00%, 06/01/30	1,970	1,800,518
3.38%, 03/01/28	1,913	1,838,070
3.65%, 03/15/27	4,635	4,532,919
3.90%, 09/17/29	2,559	2,472,468
4.00%, 03/15/26	4,329	4,284,130
6.10%, 11/15/33	1,420	1,516,215
		136,980,380
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,696	5,917,232
Security	Par (000)	Value
Media (continued)
2.30%, 02/01/32	$4,730	$3,779,865
2.80%, 04/01/31	6,874	5,832,071
3.50%, 06/01/41	6,322	4,416,175
3.50%, 03/01/42	6,170	4,252,141
3.70%, 04/01/51	8,679	5,536,913
3.75%, 02/15/28	5,579	5,331,632
3.85%, 04/01/61	8,620	5,247,605
3.90%, 06/01/52	10,110	6,624,543
3.95%, 06/30/62	6,406	3,964,596
4.20%, 03/15/28	6,278	6,079,306
4.40%, 04/01/33(c)	4,290	3,905,990
4.40%, 12/01/61	6,483	4,367,009
4.80%, 03/01/50	11,461	8,710,909
5.05%, 03/30/29	6,098	6,041,811
5.13%, 07/01/49	5,205	4,162,495
5.25%, 04/01/53(c)	6,235	5,096,120
5.38%, 04/01/38	3,563	3,236,386
5.38%, 05/01/47	9,883	8,268,050
5.50%, 04/01/63	4,580	3,684,829
5.75%, 04/01/48	10,296	8,954,847
6.10%, 06/01/29	4,880	5,040,783
6.15%, 11/10/26	5,450	5,583,592
6.38%, 10/23/35	7,880	7,978,443
6.48%, 10/23/45	13,934	13,331,242
6.55%, 06/01/34	5,710	5,907,374
6.65%, 02/01/34	3,995	4,159,750
6.83%, 10/23/55	2,263	2,246,360
Comcast Corp.
1.50%, 02/15/31	6,460	5,367,445
1.95%, 01/15/31	6,951	5,939,123
2.35%, 01/15/27	5,316	5,084,535
2.45%, 08/15/52	6,055	3,588,060
2.65%, 02/01/30	7,388	6,755,093
2.65%, 08/15/62	5,354	3,089,200
2.80%, 01/15/51	6,714	4,341,735
2.89%, 11/01/51	17,595	11,538,153
2.94%, 11/01/56	20,861	13,255,616
2.99%, 11/01/63	15,768	9,726,361
3.15%, 03/01/26	11,369	11,155,724
3.15%, 02/15/28	9,135	8,791,675
3.20%, 07/15/36	4,350	3,673,652
3.25%, 11/01/39	4,382	3,512,113
3.30%, 02/01/27	5,931	5,796,386
3.30%, 04/01/27	3,549	3,461,944
3.40%, 04/01/30	6,870	6,508,968
3.40%, 07/15/46	3,932	2,976,974
3.45%, 02/01/50	8,160	6,043,848
3.55%, 05/01/28	4,661	4,537,036
3.75%, 04/01/40	6,334	5,380,143
3.90%, 03/01/38	5,469	4,838,350
3.95%, 10/15/25	7,669	7,608,786
3.97%, 11/01/47	5,842	4,764,805
4.00%, 08/15/47	4,007	3,283,891
4.00%, 03/01/48	4,891	3,998,946
4.00%, 11/01/49	8,508	6,939,430
4.05%, 11/01/52	4,679	3,800,847
4.15%, 10/15/28	11,714	11,623,835
4.20%, 08/15/34	5,385	5,123,905
4.25%, 10/15/30	6,004	5,937,878
4.25%, 01/15/33	8,676	8,387,834
4.40%, 08/15/35	4,804	4,605,176
61
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
4.55%, 01/15/29	$5,320	$5,367,529
4.60%, 10/15/38	5,000	4,780,636
4.60%, 08/15/45	4,336	3,941,507
4.65%, 02/15/33(c)	5,615	5,610,374
4.65%, 07/15/42	3,832	3,565,609
4.70%, 10/15/48	8,203	7,560,813
4.75%, 03/01/44	3,264	3,034,343
4.80%, 05/15/33(c)	4,775	4,805,289
4.95%, 10/15/58	4,354	4,093,621
5.10%, 06/01/29	5,650	5,832,903
5.25%, 11/07/25	3,280	3,304,038
5.30%, 06/01/34	4,130	4,279,795
5.35%, 11/15/27	4,344	4,483,838
5.35%, 05/15/53	4,940	4,946,125
5.50%, 11/15/32	5,255	5,555,786
5.50%, 05/15/64	5,480	5,523,073
5.65%, 06/15/35	3,306	3,501,690
5.65%, 06/01/54	4,080	4,264,587
6.45%, 03/15/37	1,035	1,176,905
6.50%, 11/15/35	2,737	3,093,558
6.55%, 07/01/39	2,485	2,817,802
6.95%, 08/15/37	2,280	2,675,430
7.05%, 03/15/33	4,887	5,651,761
Discovery Communications LLC
3.63%, 05/15/30	4,887	4,346,196
3.95%, 03/20/28	7,505	7,109,654
4.00%, 09/15/55(c)	1,580	1,045,627
4.13%, 05/15/29	3,528	3,292,642
4.65%, 05/15/50	1,625	1,186,809
4.90%, 03/11/26	4,447	4,421,311
5.00%, 09/20/37	4,800	4,096,375
5.20%, 09/20/47	7,120	5,622,230
6.35%, 06/01/40	1,541	1,467,173
FactSet Research Systems Inc.
2.90%, 03/01/27	1,790	1,717,349
3.45%, 03/01/32	2,115	1,901,685
Fox Corp.
3.50%, 04/08/30	4,613	4,353,120
4.71%, 01/25/29	8,977	9,045,222
5.48%, 01/25/39	4,806	4,793,803
5.58%, 01/25/49	6,358	6,149,573
6.50%, 10/13/33	3,300	3,574,038
Grupo Televisa SAB
5.00%, 05/13/45(c)	735	639,047
5.25%, 05/24/49	135	121,320
6.13%, 01/31/46(c)	3,674	3,663,559
6.63%, 01/15/40	2,521	2,581,484
8.50%, 03/11/32	2,610	3,054,280
NBCUniversal Media LLC
4.45%, 01/15/43	4,413	3,963,484
5.95%, 04/01/41	2,966	3,162,661
6.40%, 04/30/40	1,572	1,748,552
Paramount Global
2.90%, 01/15/27(c)	1,189	1,127,675
3.38%, 02/15/28	2,494	2,323,831
3.70%, 06/01/28	2,365	2,216,284
4.20%, 06/01/29	2,010	1,889,220
4.20%, 05/19/32(c)	4,275	3,716,294
4.38%, 03/15/43	3,966	2,867,285
4.60%, 01/15/45	2,607	1,847,360
4.85%, 07/01/42	2,237	1,730,261
Security	Par (000)	Value
Media (continued)
4.90%, 08/15/44	$2,396	$1,809,042
4.95%, 01/15/31	5,125	4,770,364
4.95%, 05/19/50	3,898	2,912,782
5.25%, 04/01/44	1,495	1,159,604
5.50%, 05/15/33	1,772	1,626,980
5.85%, 09/01/43	3,424	2,900,697
5.90%, 10/15/40	1,962	1,701,656
6.88%, 04/30/36	3,636	3,631,692
7.88%, 07/30/30	3,421	3,718,735
TCI Communications Inc.
7.13%, 02/15/28	3,487	3,789,298
7.88%, 02/15/26	5,423	5,672,627
Thomson Reuters Corp.
3.35%, 05/15/26	3,968	3,880,411
5.50%, 08/15/35	2,352	2,449,117
5.65%, 11/23/43	1,616	1,639,248
5.85%, 04/15/40	2,689	2,816,466
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	4,723	5,381,254
Time Warner Cable LLC
4.50%, 09/15/42	5,871	4,460,152
5.50%, 09/01/41	5,854	5,042,629
5.88%, 11/15/40	5,123	4,624,880
6.55%, 05/01/37	6,157	6,085,373
6.75%, 06/15/39	6,241	6,189,805
7.30%, 07/01/38	6,931	7,281,044
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,999	5,734,713
2.95%, 06/15/27	4,444	4,293,574
3.00%, 02/13/26	6,620	6,480,183
3.00%, 07/30/46	2,799	1,972,729
3.15%, 09/17/25	4,242	4,181,577
3.70%, 12/01/42	2,576	2,128,457
4.13%, 06/01/44	3,917	3,396,440
4.38%, 08/16/41	1,755	1,593,420
Series B, 7.00%, 03/01/32	3,842	4,429,159
Series E, 4.13%, 12/01/41	2,493	2,204,177
Walt Disney Co. (The)
1.75%, 01/13/26	7,462	7,197,204
2.00%, 09/01/29	9,712	8,722,728
2.20%, 01/13/28	4,492	4,215,256
2.65%, 01/13/31	9,183	8,269,571
2.75%, 09/01/49	8,812	5,846,468
3.38%, 11/15/26	3,129	3,063,845
3.50%, 05/13/40	6,932	5,745,683
3.60%, 01/13/51	11,117	8,655,788
3.70%, 10/15/25	4,525	4,488,161
3.70%, 03/23/27	4,067	4,016,713
3.80%, 03/22/30	4,839	4,713,138
3.80%, 05/13/60	4,797	3,730,166
4.63%, 03/23/40	3,241	3,122,717
4.70%, 03/23/50(c)	6,755	6,392,239
4.75%, 09/15/44	2,384	2,233,680
4.75%, 11/15/46	2,233	2,081,395
4.95%, 10/15/45	2,116	2,038,647
5.40%, 10/01/43	3,142	3,212,216
6.15%, 03/01/37	1,450	1,616,268
6.15%, 02/15/41	1,727	1,920,088
6.20%, 12/15/34	4,670	5,247,977
6.40%, 12/15/35	5,374	6,094,823
6.55%, 03/15/33	2,535	2,865,582
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.65%, 11/15/37	$4,972	$5,793,700
7.75%, 12/01/45	1,635	2,143,466
		793,123,756
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43	3,190	2,722,385
4.38%, 06/15/45	1,558	1,425,380
Timken Co. (The)
4.13%, 04/01/32	2,020	1,908,935
4.50%, 12/15/28	2,390	2,372,194
Valmont Industries Inc.
5.00%, 10/01/44	1,964	1,837,890
5.25%, 10/01/54	1,494	1,389,100
		11,655,884
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	3,390	3,142,977
3.75%, 10/01/30	1,663	1,513,391
Barrick Gold Corp.
5.25%, 04/01/42	225	221,149
6.45%, 10/15/35	1,393	1,547,831
Barrick North America Finance LLC
5.70%, 05/30/41	4,213	4,349,634
5.75%, 05/01/43	3,572	3,687,720
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	3,973	4,206,961
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	3,471	3,065,469
4.75%, 02/28/28	3,980	4,025,987
4.88%, 02/27/26	4,775	4,797,363
4.90%, 02/28/33	1,935	1,954,437
5.00%, 09/30/43	10,738	10,514,641
5.10%, 09/08/28	5,908	6,057,922
5.25%, 09/08/26	6,335	6,436,935
5.25%, 09/08/30	4,570	4,759,495
5.25%, 09/08/33	5,330	5,499,208
5.50%, 09/08/53	2,110	2,193,878
6.42%, 03/01/26	3,910	4,014,634
Freeport-McMoRan Inc.
4.13%, 03/01/28	3,032	2,975,815
4.25%, 03/01/30	2,011	1,954,884
4.38%, 08/01/28	2,666	2,628,529
4.63%, 08/01/30	3,356	3,323,282
5.00%, 09/01/27	3,773	3,782,171
5.25%, 09/01/29	3,205	3,245,391
5.40%, 11/14/34	3,521	3,583,808
5.45%, 03/15/43	7,585	7,388,842
Kinross Gold Corp.
4.50%, 07/15/27	3,235	3,220,278
6.25%, 07/15/33	590	632,189
Newmont Corp.
2.25%, 10/01/30	4,483	3,977,358
2.60%, 07/15/32(c)	4,895	4,270,660
2.80%, 10/01/29	3,297	3,061,553
4.88%, 03/15/42	3,718	3,581,192
5.45%, 06/09/44	2,957	2,978,907
5.88%, 04/01/35	2,905	3,125,828
6.25%, 10/01/39	2,891	3,206,941
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30(b)	300	281,058
Security	Par (000)	Value
Mining (continued)
5.30%, 03/15/26(b)	$5,135	$5,182,872
5.35%, 03/15/34(b)	4,244	4,384,588
5.75%, 11/15/41(b)	210	218,379
Rio Tinto Alcan Inc.
5.75%, 06/01/35	2,083	2,251,654
6.13%, 12/15/33	4,083	4,493,388
7.25%, 03/15/31	2,523	2,869,642
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	5,279	3,451,143
5.20%, 11/02/40	4,404	4,445,871
7.13%, 07/15/28	3,766	4,128,297
Rio Tinto Finance USA PLC
4.13%, 08/21/42	3,054	2,686,304
4.75%, 03/22/42	3,655	3,496,076
5.00%, 03/09/33	2,240	2,311,939
5.13%, 03/09/53	3,303	3,279,078
Southern Copper Corp.
5.25%, 11/08/42	6,922	6,666,458
5.88%, 04/23/45	3,863	3,948,924
6.75%, 04/16/40	6,991	7,877,752
7.50%, 07/27/35	4,583	5,409,210
Yamana Gold Inc., 2.63%, 08/15/31	1,465	1,252,250
		197,562,143
Multi-National — 0.0%
African Development Bank, 4.13%, 02/25/27	2,140	2,148,781
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,700	1,719,092
International Bank for Reconstruction & Development
1.55%, 03/19/30	580	499,546
5.06%, 02/28/39	75	76,393
		4,443,812
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	6,979	6,660,403
3.25%, 02/15/29	4,774	4,477,626
3.28%, 12/01/28	4,020	3,769,384
3.57%, 12/01/31	6,705	6,025,805
4.25%, 04/01/28	5,997	5,894,205
		26,827,423
Oil & Gas — 0.9%
Apache Corp.
4.25%, 01/15/30(c)	1,615	1,543,007
4.38%, 10/15/28	725	707,293
4.75%, 04/15/43	2,870	2,343,127
5.10%, 09/01/40	4,065	3,592,579
5.25%, 02/01/42	2,695	2,375,947
5.35%, 07/01/49	2,230	1,905,229
6.00%, 01/15/37	3,065	3,148,346
BP Capital Markets America Inc.
1.75%, 08/10/30	4,446	3,831,857
2.72%, 01/12/32	8,845	7,790,885
2.77%, 11/10/50	6,755	4,387,268
2.94%, 06/04/51	9,735	6,529,254
3.00%, 02/24/50	8,730	5,972,794
3.00%, 03/17/52	5,670	3,836,437
3.02%, 01/16/27	4,601	4,468,117
3.06%, 06/17/41	6,170	4,703,388
3.12%, 05/04/26	5,599	5,480,744
63
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.38%, 02/08/61	$8,313	$5,757,428
3.41%, 02/11/26	6,511	6,416,547
3.54%, 04/06/27	2,924	2,869,511
3.59%, 04/14/27	4,588	4,511,430
3.63%, 04/06/30	5,547	5,338,511
3.80%, 09/21/25	5,519	5,474,566
3.94%, 09/21/28	5,843	5,755,252
4.23%, 11/06/28	6,785	6,763,198
4.70%, 04/10/29	5,375	5,446,561
4.81%, 02/13/33	5,035	5,038,192
4.89%, 09/11/33	4,525	4,552,712
4.97%, 10/17/29	3,665	3,757,456
4.99%, 04/10/34	4,455	4,502,699
5.02%, 11/17/27	4,245	4,337,618
5.23%, 11/17/34	3,485	3,589,273
BP Capital Markets PLC
3.28%, 09/19/27	6,850	6,665,652
3.72%, 11/28/28	4,932	4,809,733
6.45%, (5-year CMT + 2.153%)(a)(g)	4,890	5,090,357
Burlington Resources LLC
5.95%, 10/15/36	290	314,917
7.20%, 08/15/31	950	1,090,299
7.40%, 12/01/31	465	539,885
Canadian Natural Resources Ltd.
2.95%, 07/15/30	2,715	2,459,042
3.85%, 06/01/27	5,856	5,744,100
4.95%, 06/01/47	4,238	3,790,936
5.85%, 02/01/35	1,845	1,914,295
6.25%, 03/15/38	4,593	4,895,029
6.45%, 06/30/33	1,655	1,785,333
6.50%, 02/15/37	2,404	2,593,853
6.75%, 02/01/39	1,895	2,098,748
7.20%, 01/15/32	1,520	1,716,973
Cenovus Energy Inc.
2.65%, 01/15/32	1,426	1,216,780
3.75%, 02/15/52	5,385	3,924,669
4.25%, 04/15/27	1,955	1,933,081
5.25%, 06/15/37	1,400	1,376,126
5.40%, 06/15/47	1,884	1,804,491
6.75%, 11/15/39	1,400	1,565,310
Chevron Corp.
2.00%, 05/11/27	5,990	5,675,049
2.24%, 05/11/30	6,566	5,891,596
2.95%, 05/16/26	10,327	10,109,140
3.08%, 05/11/50	5,516	3,979,093
3.33%, 11/17/25	4,329	4,274,124
Chevron USA Inc.
1.02%, 08/12/27	4,094	3,746,669
2.34%, 08/12/50	4,573	2,804,622
3.25%, 10/15/29	2,761	2,642,883
3.85%, 01/15/28	3,771	3,746,038
5.25%, 11/15/43	1,410	1,460,632
6.00%, 03/01/41	1,595	1,766,319
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	1,249	1,178,881
3.30%, 09/30/49	1,315	1,016,960
4.25%, 05/09/43	3,599	3,325,913
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	500	455,431
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	3,922	3,949,776
Security	Par (000)	Value
Oil & Gas (continued)
Conoco Funding Co., 7.25%, 10/15/31	$2,009	$2,317,149
ConocoPhillips Co.
3.76%, 03/15/42	9,940	8,249,272
3.80%, 03/15/52	3,355	2,653,983
4.03%, 03/15/62	10,437	8,283,999
4.30%, 11/15/44	2,710	2,381,051
4.88%, 10/01/47	550	528,528
5.05%, 09/15/33	3,840	3,939,774
5.30%, 05/15/53	3,615	3,592,819
5.55%, 03/15/54	2,575	2,649,194
5.70%, 09/15/63	2,305	2,403,332
5.90%, 10/15/32	2,156	2,339,141
5.90%, 05/15/38	992	1,072,528
5.95%, 03/15/46	835	899,591
6.50%, 02/01/39	2,404	2,756,335
6.95%, 04/15/29	2,725	3,026,872
Continental Resources Inc./OK
4.38%, 01/15/28	5,060	4,961,320
4.90%, 06/01/44	3,705	3,147,059
Coterra Energy Inc.
3.90%, 05/15/27	4,088	4,006,978
4.38%, 03/15/29	2,915	2,854,039
5.60%, 03/15/34	2,195	2,246,465
Devon Energy Corp.
4.50%, 01/15/30	4,710	4,670,966
4.75%, 05/15/42	3,708	3,249,929
5.00%, 06/15/45	4,082	3,642,246
5.20%, 09/15/34	3,575	3,536,302
5.25%, 10/15/27	4,055	4,087,566
5.60%, 07/15/41	5,327	5,198,534
5.75%, 09/15/54	3,575	3,471,171
5.85%, 12/15/25	4,120	4,165,734
5.88%, 06/15/28	2,865	2,894,558
7.88%, 09/30/31	1,537	1,784,042
7.95%, 04/15/32	1,445	1,694,093
Diamondback Energy Inc.
3.13%, 03/24/31	4,032	3,641,117
3.25%, 12/01/26	5,406	5,261,194
3.50%, 12/01/29	3,563	3,369,142
4.25%, 03/15/52	3,624	2,907,793
4.40%, 03/24/51	3,255	2,696,687
5.15%, 01/30/30	5,415	5,536,327
5.20%, 04/18/27	6,000	6,099,604
5.40%, 04/18/34	5,660	5,764,241
5.75%, 04/18/54	3,800	3,800,701
5.90%, 04/18/64	3,145	3,170,720
6.25%, 03/15/33	4,005	4,307,466
6.25%, 03/15/53	2,995	3,191,167
Eni USA Inc., 7.30%, 11/15/27	1,140	1,231,966
EOG Resources Inc.
3.90%, 04/01/35	3,523	3,249,973
4.15%, 01/15/26	6,172	6,154,375
4.38%, 04/15/30	3,959	3,965,498
4.95%, 04/15/50	4,529	4,294,036
EQT Corp.
3.90%, 10/01/27	5,411	5,287,913
5.00%, 01/15/29	2,385	2,392,023
5.70%, 04/01/28	2,460	2,523,806
5.75%, 02/01/34	2,600	2,648,109
7.00%, 02/01/30	2,965	3,228,423
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/26	$901	$868,873
2.38%, 05/22/30	4,772	4,312,448
3.00%, 04/06/27	1,281	1,241,132
3.13%, 04/06/30	5,646	5,307,217
3.25%, 11/18/49	3,909	2,862,034
3.63%, 09/10/28	4,221	4,128,707
3.63%, 04/06/40	2,099	1,765,760
3.70%, 04/06/50	3,905	3,100,222
3.95%, 05/15/43	3,552	3,038,724
4.25%, 11/23/41	2,330	2,090,948
4.80%, 11/08/43	3,025	2,913,827
5.10%, 08/17/40	3,102	3,104,687
7.25%, 09/23/27	1,020	1,105,272
Exxon Mobil Corp.
2.28%, 08/16/26	5,310	5,127,046
2.44%, 08/16/29	7,301	6,757,919
2.61%, 10/15/30	6,705	6,113,382
3.00%, 08/16/39	8,030	6,466,692
3.04%, 03/01/26	11,421	11,219,345
3.10%, 08/16/49	8,401	6,038,417
3.29%, 03/19/27	3,980	3,919,909
3.45%, 04/15/51	7,653	5,806,644
3.48%, 03/19/30	5,134	4,945,651
3.57%, 03/06/45	3,937	3,181,095
4.11%, 03/01/46	11,801	10,262,493
4.23%, 03/19/40	6,821	6,266,882
4.33%, 03/19/50	10,380	9,207,777
Helmerich & Payne Inc., 2.90%, 09/29/31	1,755	1,508,640
Hess Corp.
4.30%, 04/01/27	6,917	6,867,495
5.60%, 02/15/41	5,763	5,890,166
5.80%, 04/01/47	3,319	3,442,435
6.00%, 01/15/40	3,393	3,600,847
7.13%, 03/15/33	2,317	2,643,388
7.30%, 08/15/31	2,894	3,301,593
7.88%, 10/01/29	1,762	2,011,401
HF Sinclair Corp.
4.50%, 10/01/30	1,647	1,590,986
5.00%, 02/01/28(b)	1,175	1,159,109
5.88%, 04/01/26	4,856	4,907,808
6.38%, 04/15/27(b)	725	731,257
Marathon Oil Corp.
4.40%, 07/15/27	6,453	6,429,902
5.20%, 06/01/45	3,236	3,095,978
5.30%, 04/01/29	2,345	2,415,274
5.70%, 04/01/34	2,425	2,560,444
6.60%, 10/01/37	4,168	4,667,861
6.80%, 03/15/32	2,429	2,707,551
Marathon Petroleum Corp.
3.80%, 04/01/28	3,243	3,172,528
4.50%, 04/01/48	2,872	2,406,861
4.75%, 09/15/44	4,871	4,281,496
5.00%, 09/15/54	2,688	2,350,010
5.13%, 12/15/26	5,584	5,647,585
6.50%, 03/01/41	3,396	3,661,336
Occidental Petroleum Corp.
4.20%, 03/15/48	2,910	2,267,665
4.40%, 04/15/46	6,357	5,204,543
5.00%, 08/01/27	3,770	3,804,764
5.20%, 08/01/29	6,170	6,259,813
Security	Par (000)	Value
Oil & Gas (continued)
5.38%, 01/01/32	$4,610	$4,672,670
5.50%, 12/01/25	3,020	3,039,031
5.55%, 03/15/26	5,385	5,432,212
5.55%, 10/01/34	3,105	3,146,412
5.88%, 09/01/25	1,445	1,454,319
6.05%, 10/01/54	3,837	3,899,481
6.13%, 01/01/31	4,870	5,122,990
6.20%, 03/15/40	1,425	1,479,779
6.38%, 09/01/28	415	435,419
6.45%, 09/15/36	7,915	8,581,236
6.60%, 03/15/46	2,810	3,034,031
6.63%, 09/01/30	6,445	6,930,624
7.50%, 05/01/31	3,645	4,128,970
7.88%, 09/15/31	1,182	1,360,627
7.95%, 06/15/39	2,105	2,530,769
8.50%, 07/15/27	2,835	3,079,193
8.88%, 07/15/30	4,400	5,191,418
Ovintiv Inc.
5.38%, 01/01/26	3,629	3,642,300
5.65%, 05/15/28	2,535	2,609,548
6.25%, 07/15/33	2,120	2,240,478
6.50%, 08/15/34	2,979	3,225,990
6.50%, 02/01/38	2,005	2,124,414
6.63%, 08/15/37	2,070	2,207,174
7.10%, 07/15/53	2,455	2,770,591
7.20%, 11/01/31	1,685	1,870,090
7.38%, 11/01/31	2,185	2,442,652
8.13%, 09/15/30	1,460	1,685,420
Patterson-UTI Energy Inc.
3.95%, 02/01/28	610	587,284
5.15%, 11/15/29	650	646,585
7.15%, 10/01/33	1,135	1,229,340
Phillips 66
1.30%, 02/15/26	4,559	4,345,747
2.15%, 12/15/30	3,655	3,178,549
3.30%, 03/15/52	5,875	3,997,199
3.90%, 03/15/28	3,576	3,512,398
4.65%, 11/15/34	6,721	6,504,248
4.88%, 11/15/44	5,578	5,137,957
5.88%, 05/01/42	5,344	5,583,063
Phillips 66 Co.
3.15%, 12/15/29	2,991	2,796,759
3.55%, 10/01/26	2,590	2,537,816
3.75%, 03/01/28	4,661	4,545,054
4.68%, 02/15/45	3,190	2,835,973
4.90%, 10/01/46	3,367	3,070,173
4.95%, 12/01/27	4,230	4,298,081
5.25%, 06/15/31	2,070	2,129,283
5.30%, 06/30/33	3,730	3,816,683
5.65%, 06/15/54	2,350	2,349,663
Pioneer Natural Resources Co.
1.13%, 01/15/26	790	755,048
1.90%, 08/15/30	5,755	5,011,940
2.15%, 01/15/31	1,110	965,517
5.10%, 03/29/26	2,625	2,650,164
Shell International Finance BV
2.38%, 11/07/29	6,666	6,089,671
2.50%, 09/12/26	7,056	6,813,459
2.75%, 04/06/30	4,003	3,699,242
2.88%, 05/10/26	9,382	9,171,000
2.88%, 11/26/41	2,830	2,108,306
65
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.00%, 11/26/51	$5,425	$3,720,185
3.13%, 11/07/49	5,728	4,065,031
3.25%, 04/06/50	8,348	6,060,035
3.63%, 08/21/42	2,913	2,389,454
3.75%, 09/12/46	5,246	4,229,661
3.88%, 11/13/28	5,655	5,592,137
4.00%, 05/10/46	8,839	7,414,505
4.13%, 05/11/35	8,093	7,737,595
4.38%, 05/11/45	11,338	10,107,005
4.55%, 08/12/43	4,023	3,751,836
5.50%, 03/25/40	4,883	5,111,626
6.38%, 12/15/38	10,336	11,797,551
Suncor Energy Inc.
3.75%, 03/04/51	3,818	2,816,977
4.00%, 11/15/47	3,417	2,655,673
5.95%, 12/01/34	2,180	2,313,250
6.50%, 06/15/38	5,085	5,600,288
6.80%, 05/15/38	4,282	4,787,657
6.85%, 06/01/39	3,846	4,299,684
7.15%, 02/01/32	1,972	2,212,664
Tosco Corp., 8.13%, 02/15/30	2,790	3,284,449
TotalEnergies Capital International SA
2.83%, 01/10/30	6,139	5,706,964
2.99%, 06/29/41	3,038	2,305,728
3.13%, 05/29/50	10,751	7,637,438
3.39%, 06/29/60	2,145	1,525,982
3.46%, 02/19/29	5,934	5,737,130
3.46%, 07/12/49	6,045	4,574,155
TotalEnergies Capital SA
3.88%, 10/11/28	5,032	4,955,750
5.15%, 04/05/34	3,370	3,483,471
5.49%, 04/05/54	3,790	3,911,191
5.64%, 04/05/64	2,760	2,867,870
Valero Energy Corp.
2.15%, 09/15/27	2,840	2,657,943
2.80%, 12/01/31	2,105	1,837,644
3.40%, 09/15/26	885	864,143
3.65%, 12/01/51	4,715	3,376,644
4.00%, 04/01/29	1,095	1,070,893
4.00%, 06/01/52	2,465	1,882,060
4.35%, 06/01/28	4,906	4,862,826
4.90%, 03/15/45	3,181	2,944,675
6.63%, 06/15/37	7,075	7,818,024
7.50%, 04/15/32	2,908	3,375,521
		1,019,296,006
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	4,949	4,865,875
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26(c)	4,465	4,243,147
3.14%, 11/07/29	2,521	2,367,145
3.34%, 12/15/27	7,271	7,050,109
4.08%, 12/15/47	6,143	5,112,498
4.49%, 05/01/30	2,569	2,576,410
Halliburton Co.
2.92%, 03/01/30	2,553	2,351,089
3.80%, 11/15/25	2,781	2,750,597
4.50%, 11/15/41	2,980	2,656,617
4.75%, 08/01/43	4,545	4,150,775
4.85%, 11/15/35	5,882	5,808,205
Security	Par (000)	Value
Oil & Gas Services (continued)
5.00%, 11/15/45	$6,841	$6,414,291
6.70%, 09/15/38	3,756	4,284,801
7.45%, 09/15/39	4,361	5,324,193
NOV Inc.
3.60%, 12/01/29	3,052	2,894,307
3.95%, 12/01/42(c)	5,226	4,122,677
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	3,755	3,632,690
Schlumberger Investment SA
2.65%, 06/26/30	3,408	3,109,167
4.50%, 05/15/28	1,675	1,682,824
4.85%, 05/15/33(c)	1,550	1,574,307
5.00%, 06/01/34	2,000	2,040,208
		79,011,932
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26	3,479	3,408,505
4.50%, 05/15/28	2,000	1,986,584
5.63%, 05/26/33	2,195	2,286,862
Amcor Flexibles North America Inc.
2.63%, 06/19/30	3,090	2,748,287
2.69%, 05/25/31	3,555	3,104,232
Amcor Group Finance PLC, 5.45%, 05/23/29	170	174,924
AptarGroup Inc., 3.60%, 03/15/32	1,310	1,186,897
Berry Global Inc.
1.57%, 01/15/26	5,331	5,098,638
1.65%, 01/15/27	3,845	3,581,121
5.50%, 04/15/28	1,471	1,495,378
5.65%, 01/15/34(b)	2,410	2,461,133
5.80%, 06/15/31(b)	2,580	2,661,476
Packaging Corp. of America
3.00%, 12/15/29	1,544	1,436,148
3.05%, 10/01/51	2,435	1,669,440
3.40%, 12/15/27	2,544	2,461,852
4.05%, 12/15/49	2,592	2,100,684
5.70%, 12/01/33	1,361	1,430,399
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	1,280	1,308,862
5.44%, 04/03/34(b)	4,165	4,283,630
5.78%, 04/03/54(b)	1,450	1,525,664
Sonoco Products Co.
2.25%, 02/01/27	2,710	2,563,684
2.85%, 02/01/32(c)	2,323	2,010,761
3.13%, 05/01/30	3,480	3,218,273
5.75%, 11/01/40	145	149,498
WestRock MWV LLC
7.95%, 02/15/31	1,623	1,884,341
8.20%, 01/15/30	2,006	2,322,544
WRKCo Inc.
3.00%, 06/15/33	2,745	2,395,976
3.38%, 09/15/27	1,789	1,728,436
3.90%, 06/01/28	2,566	2,498,264
4.00%, 03/15/28	3,351	3,286,425
4.20%, 06/01/32	2,066	1,991,500
4.65%, 03/15/26	4,872	4,853,700
4.90%, 03/15/29	3,824	3,870,078
		79,184,196
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 1.4%
AbbVie Inc.
2.95%, 11/21/26	$9,632	$9,361,028
3.20%, 05/14/26	8,828	8,655,553
3.20%, 11/21/29	20,559	19,483,881
4.05%, 11/21/39	15,586	14,108,773
4.25%, 11/14/28	6,591	6,611,692
4.25%, 11/21/49	22,773	19,847,853
4.30%, 05/14/36	5,185	4,966,264
4.40%, 11/06/42	10,407	9,557,185
4.45%, 05/14/46	8,838	8,009,086
4.50%, 05/14/35	11,161	10,955,827
4.55%, 03/15/35	8,172	8,060,188
4.63%, 10/01/42	1,973	1,855,291
4.70%, 05/14/45	10,853	10,203,526
4.75%, 03/15/45	4,724	4,491,216
4.80%, 03/15/27	10,160	10,295,332
4.80%, 03/15/29	10,480	10,704,524
4.85%, 06/15/44	4,873	4,690,427
4.88%, 11/14/48	7,750	7,444,282
4.95%, 03/15/31	6,910	7,112,327
5.05%, 03/15/34	13,345	13,746,512
5.35%, 03/15/44	2,900	2,991,933
5.40%, 03/15/54	8,235	8,533,239
5.50%, 03/15/64	4,125	4,282,254
Astrazeneca Finance LLC
1.20%, 05/28/26	5,885	5,584,159
1.75%, 05/28/28	6,944	6,358,752
2.25%, 05/28/31	3,607	3,146,574
4.80%, 02/26/27	4,915	4,979,337
4.85%, 02/26/29	4,405	4,508,893
4.88%, 03/03/28	5,475	5,589,884
4.88%, 03/03/33	2,969	3,046,524
4.90%, 03/03/30	3,510	3,623,878
4.90%, 02/26/31	4,085	4,197,311
5.00%, 02/26/34	4,085	4,207,814
AstraZeneca PLC
0.70%, 04/08/26	5,975	5,646,593
1.38%, 08/06/30	6,071	5,167,845
2.13%, 08/06/50	3,894	2,286,744
3.00%, 05/28/51	4,460	3,143,796
3.13%, 06/12/27	5,546	5,389,442
3.38%, 11/16/25	9,881	9,751,331
4.00%, 01/17/29	4,040	4,006,493
4.00%, 09/18/42	3,929	3,447,062
4.38%, 11/16/45	4,004	3,641,529
4.38%, 08/17/48	3,072	2,775,487
6.45%, 09/15/37	11,967	13,791,689
Becton Dickinson & Co.
1.96%, 02/11/31	5,015	4,260,801
2.82%, 05/20/30	5,082	4,645,649
3.70%, 06/06/27	9,058	8,875,172
3.79%, 05/20/50	3,042	2,406,037
4.30%, 08/22/32	2,815	2,727,672
4.67%, 06/06/47	4,242	3,828,806
4.69%, 02/13/28	4,295	4,318,615
4.69%, 12/15/44	5,325	4,850,639
4.87%, 02/08/29	925	939,096
5.08%, 06/07/29	2,610	2,672,583
5.11%, 02/08/34	825	839,210
Bristol-Myers Squibb Co.
0.75%, 11/13/25	3,456	3,305,201
Security	Par (000)	Value
Pharmaceuticals (continued)
1.13%, 11/13/27	$4,271	$3,883,576
1.45%, 11/13/30(c)	4,545	3,838,032
2.35%, 11/13/40	2,009	1,398,105
2.55%, 11/13/50	8,227	5,092,338
2.95%, 03/15/32	5,765	5,176,660
3.20%, 06/15/26	10,416	10,221,667
3.25%, 02/27/27	1,225	1,197,347
3.25%, 08/01/42	3,373	2,617,854
3.40%, 07/26/29	11,227	10,787,363
3.45%, 11/15/27(c)	2,985	2,913,516
3.55%, 03/15/42	4,395	3,585,357
3.70%, 03/15/52	8,115	6,232,329
3.90%, 02/20/28	9,638	9,517,051
3.90%, 03/15/62	5,122	3,910,773
4.13%, 06/15/39	10,541	9,541,645
4.25%, 10/26/49	14,982	12,770,825
4.35%, 11/15/47	5,529	4,811,521
4.50%, 03/01/44	485	440,666
4.55%, 02/20/48	6,181	5,545,906
4.63%, 05/15/44	2,645	2,449,724
4.90%, 02/22/27	2,475	2,514,731
4.90%, 02/22/29	4,725	4,843,998
4.95%, 02/20/26	4,375	4,415,186
5.00%, 08/15/45	2,480	2,420,826
5.10%, 02/22/31	3,395	3,510,572
5.20%, 02/22/34	11,560	11,985,899
5.50%, 02/22/44	1,240	1,280,637
5.55%, 02/22/54	8,355	8,622,842
5.65%, 02/22/64	7,305	7,522,062
5.75%, 02/01/31	4,075	4,364,955
5.90%, 11/15/33	4,515	4,914,456
6.25%, 11/15/53	3,735	4,214,809
6.40%, 11/15/63	3,231	3,699,613
Cardinal Health Inc.
3.41%, 06/15/27	3,405	3,311,538
3.75%, 09/15/25	3,117	3,082,416
4.37%, 06/15/47	2,669	2,253,280
4.50%, 11/15/44	1,575	1,363,365
4.60%, 03/15/43	2,105	1,862,399
4.90%, 09/15/45	2,702	2,468,024
5.13%, 02/15/29	3,835	3,924,515
5.45%, 02/15/34	1,905	1,972,852
Cencora Inc.
2.70%, 03/15/31	5,040	4,472,487
2.80%, 05/15/30	1,777	1,615,089
3.45%, 12/15/27	6,801	6,594,631
4.25%, 03/01/45	2,030	1,771,846
4.30%, 12/15/47	2,260	1,956,887
5.13%, 02/15/34	945	962,314
Cigna Group (The)
1.25%, 03/15/26	2,351	2,235,656
2.38%, 03/15/31	4,716	4,101,307
2.40%, 03/15/30	7,947	7,119,880
3.05%, 10/15/27	2,959	2,843,317
3.20%, 03/15/40	3,125	2,410,713
3.40%, 03/01/27	7,088	6,910,059
3.40%, 03/15/50	6,452	4,606,330
3.40%, 03/15/51	5,030	3,568,824
3.88%, 10/15/47	7,471	5,852,007
4.13%, 11/15/25	630	625,941
4.38%, 10/15/28	14,563	14,476,355
67
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 02/25/26	$4,603	$4,594,722
4.80%, 08/15/38	10,624	10,167,683
4.80%, 07/15/46	4,204	3,826,684
4.90%, 12/15/48	11,373	10,379,392
5.00%, 05/15/29	2,230	2,274,832
5.13%, 05/15/31	2,210	2,266,585
5.25%, 02/15/34	3,510	3,583,036
5.40%, 03/15/33	4,015	4,160,147
5.60%, 02/15/54	4,485	4,510,536
5.69%, 03/15/26	2,765	2,765,263
6.13%, 11/15/41	2,603	2,798,141
CVS Health Corp.
1.30%, 08/21/27	8,761	7,996,203
1.75%, 08/21/30	5,535	4,657,852
1.88%, 02/28/31	5,920	4,905,070
2.13%, 09/15/31	5,220	4,333,961
2.70%, 08/21/40	4,924	3,404,318
2.88%, 06/01/26	7,235	7,016,705
3.00%, 08/15/26	2,560	2,485,061
3.25%, 08/15/29	8,233	7,693,498
3.63%, 04/01/27	3,168	3,101,231
3.75%, 04/01/30	4,588	4,348,081
4.13%, 04/01/40	4,366	3,651,555
4.25%, 04/01/50	3,503	2,753,159
4.30%, 03/25/28	14,260	14,081,663
4.78%, 03/25/38	21,040	19,347,939
4.88%, 07/20/35	3,069	2,965,917
5.00%, 02/20/26	5,946	5,963,994
5.00%, 01/30/29	4,890	4,958,679
5.05%, 03/25/48	32,239	28,576,673
5.13%, 02/21/30	4,355	4,423,808
5.13%, 07/20/45	13,029	11,753,321
5.25%, 01/30/31	3,760	3,822,732
5.25%, 02/21/33	6,721	6,757,022
5.30%, 06/01/33	5,341	5,366,097
5.30%, 12/05/43	3,222	3,026,692
5.40%, 06/01/29	7,640	7,845,196
5.55%, 06/01/31	5,585	5,741,971
5.63%, 02/21/53	5,330	5,096,129
5.70%, 06/01/34	5,140	5,264,519
5.88%, 06/01/53	5,447	5,368,120
6.00%, 06/01/44	3,585	3,611,318
6.00%, 06/01/63	2,495	2,478,443
6.05%, 06/01/54	5,185	5,236,897
6.13%, 09/15/39	1,963	2,032,452
6.25%, 06/01/27	1,970	2,053,443
Eli Lilly & Co.
2.25%, 05/15/50	6,652	4,078,827
2.50%, 09/15/60	3,845	2,271,933
3.10%, 05/15/27	5,299	5,170,808
3.38%, 03/15/29	6,280	6,101,630
3.70%, 03/01/45	3,045	2,549,991
3.95%, 05/15/47	2,048	1,772,858
3.95%, 03/15/49	1,420	1,208,434
4.15%, 08/14/27	3,275	3,283,339
4.15%, 03/15/59	2,681	2,288,386
4.20%, 08/14/29	2,665	2,669,870
4.50%, 02/09/27	4,765	4,808,973
4.50%, 02/09/29	4,175	4,243,465
4.60%, 08/14/34	3,475	3,484,414
4.70%, 02/27/33	3,930	3,988,691
Security	Par (000)	Value
Pharmaceuticals (continued)
4.70%, 02/09/34	$6,655	$6,735,949
4.88%, 02/27/53	3,759	3,675,427
4.95%, 02/27/63	3,045	2,969,082
5.00%, 02/27/26	375	375,014
5.00%, 02/09/54	4,705	4,687,744
5.05%, 08/14/54	2,675	2,683,801
5.10%, 02/09/64	5,350	5,338,697
5.20%, 08/14/64	865	876,236
5.50%, 03/15/27	910	941,854
5.55%, 03/15/37	2,530	2,758,452
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	9,518	9,400,028
4.20%, 03/18/43	2,884	2,574,172
5.38%, 04/15/34	3,501	3,726,778
6.38%, 05/15/38	10,023	11,463,853
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	7,093	6,828,829
Johnson & Johnson
0.55%, 09/01/25	3,202	3,080,704
0.95%, 09/01/27	4,406	4,040,452
1.30%, 09/01/30	4,433	3,800,760
2.10%, 09/01/40	4,286	3,022,720
2.25%, 09/01/50	4,481	2,808,406
2.45%, 03/01/26	5,310	5,183,571
2.45%, 09/01/60	5,053	3,052,120
2.90%, 01/15/28	8,221	7,953,962
2.95%, 03/03/27	6,415	6,265,996
3.40%, 01/15/38	4,575	4,023,563
3.50%, 01/15/48	2,715	2,201,644
3.55%, 03/01/36	4,716	4,312,476
3.63%, 03/03/37	6,801	6,178,492
3.70%, 03/01/46	7,899	6,673,007
3.75%, 03/03/47	4,766	4,018,032
4.38%, 12/05/33	4,393	4,475,360
4.50%, 09/01/40	2,317	2,265,222
4.50%, 12/05/43	2,633	2,568,004
4.80%, 06/01/29	4,410	4,560,640
4.85%, 05/15/41	1,277	1,298,169
4.90%, 06/01/31	4,480	4,654,202
4.95%, 05/15/33	1,584	1,684,894
4.95%, 06/01/34	4,565	4,771,232
5.25%, 06/01/54	3,110	3,274,836
5.85%, 07/15/38	3,283	3,683,706
5.95%, 08/15/37	4,074	4,621,536
6.95%, 09/01/29(c)	1,823	2,088,117
McKesson Corp.
0.90%, 12/03/25	3,895	3,718,819
1.30%, 08/15/26	3,982	3,749,515
3.95%, 02/16/28	2,842	2,794,450
4.90%, 07/15/28	1,606	1,637,732
5.10%, 07/15/33	1,720	1,766,569
5.25%, 02/15/26	1,390	1,389,856
Mead Johnson Nutrition Co.
4.13%, 11/15/25	6,136	6,098,741
4.60%, 06/01/44	3,278	2,949,142
5.90%, 11/01/39	1,245	1,328,963
Merck & Co. Inc.
0.75%, 02/24/26	6,377	6,057,790
1.45%, 06/24/30	4,189	3,584,425
1.70%, 06/10/27	8,430	7,900,591
1.90%, 12/10/28	6,999	6,384,546
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.15%, 12/10/31	$8,285	$7,136,128
2.35%, 06/24/40	5,041	3,594,673
2.45%, 06/24/50	5,995	3,743,939
2.75%, 12/10/51	7,020	4,617,716
2.90%, 12/10/61	7,216	4,517,482
3.40%, 03/07/29	8,711	8,427,299
3.60%, 09/15/42	2,270	1,880,132
3.70%, 02/10/45	8,494	6,962,593
3.90%, 03/07/39	6,205	5,584,590
4.00%, 03/07/49	6,133	5,170,472
4.05%, 05/17/28	3,065	3,063,490
4.15%, 05/18/43	5,492	4,892,513
4.30%, 05/17/30	4,494	4,510,208
4.50%, 05/17/33	2,950	2,953,494
4.90%, 05/17/44	3,230	3,166,563
5.00%, 05/17/53	6,730	6,622,423
5.15%, 05/17/63	1,985	1,975,179
6.50%, 12/01/33	2,688	3,072,454
6.55%, 09/15/37	1,610	1,869,412
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	1,375	1,498,903
5.95%, 12/01/28	5,168	5,515,333
Mylan Inc.
4.55%, 04/15/28	4,105	4,062,660
5.20%, 04/15/48	3,510	3,003,762
5.40%, 11/29/43	2,149	1,943,841
Novartis Capital Corp.
2.00%, 02/14/27	7,501	7,133,997
2.20%, 08/14/30	4,618	4,147,543
2.75%, 08/14/50	5,638	3,872,323
3.00%, 11/20/25	7,416	7,296,754
3.10%, 05/17/27	4,249	4,141,824
3.70%, 09/21/42	2,510	2,150,434
4.00%, 11/20/45	5,171	4,520,353
4.40%, 05/06/44	8,308	7,759,041
Pfizer Inc.
1.70%, 05/28/30	5,106	4,441,967
1.75%, 08/18/31	5,255	4,434,471
2.55%, 05/28/40	5,230	3,809,035
2.63%, 04/01/30	6,483	5,947,725
2.70%, 05/28/50	4,890	3,275,102
2.75%, 06/03/26	6,648	6,473,726
3.00%, 12/15/26	8,270	8,060,127
3.45%, 03/15/29	8,283	8,029,741
3.60%, 09/15/28(c)	3,493	3,419,677
3.90%, 03/15/39	4,673	4,165,912
4.00%, 12/15/36	4,232	3,963,814
4.00%, 03/15/49	7,127	6,012,580
4.10%, 09/15/38	4,637	4,260,739
4.13%, 12/15/46	4,652	3,999,221
4.20%, 09/15/48	4,820	4,176,233
4.30%, 06/15/43	3,148	2,843,939
4.40%, 05/15/44	4,324	4,024,597
5.60%, 09/15/40	3,159	3,320,386
7.20%, 03/15/39	10,873	13,302,311
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	13,320	13,333,519
4.45%, 05/19/28	15,495	15,566,480
4.65%, 05/19/30	6,660	6,763,496
4.75%, 05/19/33	20,301	20,412,368
5.11%, 05/19/43	6,295	6,216,355
Security	Par (000)	Value
Pharmaceuticals (continued)
5.30%, 05/19/53	$28,200	$28,342,264
5.34%, 05/19/63	8,509	8,443,448
Pharmacia LLC, 6.60%, 12/01/28	7,684	8,347,781
Sanofi SA, 3.63%, 06/19/28	6,646	6,557,317
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	303	296,156
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	10,243	8,986,747
3.03%, 07/09/40	6,431	4,856,373
3.18%, 07/09/50	8,640	6,005,469
3.38%, 07/09/60	3,736	2,535,406
5.00%, 11/26/28	10,311	10,508,654
5.30%, 07/05/34	3,080	3,157,320
5.65%, 07/05/44	1,620	1,653,976
5.65%, 07/05/54	2,540	2,592,567
5.80%, 07/05/64	2,410	2,464,295
Utah Acquisition Sub Inc.
3.95%, 06/15/26	9,122	8,995,914
5.25%, 06/15/46	4,247	3,685,983
Viatris Inc.
2.30%, 06/22/27	4,143	3,874,250
2.70%, 06/22/30	5,915	5,206,482
3.85%, 06/22/40	6,361	4,856,366
4.00%, 06/22/50	8,421	5,973,820
Wyeth LLC
5.95%, 04/01/37	9,436	10,312,458
6.00%, 02/15/36	3,779	4,168,434
6.50%, 02/01/34	4,879	5,527,101
Zoetis Inc.
2.00%, 05/15/30	5,585	4,878,587
3.00%, 09/12/27	4,946	4,747,872
3.00%, 05/15/50	1,980	1,365,649
3.90%, 08/20/28	2,899	2,849,645
3.95%, 09/12/47	2,804	2,295,545
4.45%, 08/20/48	2,124	1,886,531
4.50%, 11/13/25	5,796	5,781,573
4.70%, 02/01/43	5,275	4,899,208
5.40%, 11/14/25	3,075	3,097,085
5.60%, 11/16/32	1,645	1,733,196
		1,630,805,442
Pipelines — 0.9%
6297782 LLC
4.91%, 09/01/27(b)	430	430,916
5.03%, 10/01/29(b)	420	419,020
5.58%, 10/01/34(b)	1,500	1,493,182
6.18%, 10/01/54(b)	1,420	1,418,434
Boardwalk Pipelines LP
3.40%, 02/15/31	1,932	1,745,526
3.60%, 09/01/32	1,230	1,101,311
4.45%, 07/15/27	1,417	1,409,645
4.80%, 05/03/29	2,861	2,860,132
5.63%, 08/01/34	2,125	2,169,384
5.95%, 06/01/26	3,774	3,835,812
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	4,025	3,283,297
3.70%, 11/15/29	5,395	5,137,555
5.13%, 06/30/27	4,137	4,178,644
Cheniere Energy Inc.
4.63%, 10/15/28	2,482	2,456,205
5.65%, 04/15/34(b)	5,480	5,637,394
69
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/32	$5,607	$4,972,230
4.00%, 03/01/31	4,119	3,887,029
4.50%, 10/01/29	8,020	7,845,740
5.75%, 08/15/34(b)	4,285	4,432,644
5.95%, 06/30/33	4,301	4,515,250
Columbia Pipeline Group Inc., 5.80%, 06/01/45	2,922	2,963,665
DCP Midstream Operating LP
3.25%, 02/15/32	1,245	1,100,925
5.13%, 05/15/29	1,845	1,875,211
5.60%, 04/01/44	945	931,022
5.63%, 07/15/27	1,600	1,640,880
8.13%, 08/16/30	1,150	1,343,234
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29	2,554	2,364,231
4.60%, 12/15/44	2,641	2,326,256
4.80%, 11/01/43	2,178	1,976,172
Enbridge Energy Partners LP
5.50%, 09/15/40	2,300	2,281,100
5.88%, 10/15/25	2,757	2,780,733
7.38%, 10/15/45	3,074	3,649,388
Series B, 7.50%, 04/15/38	1,935	2,315,240
Enbridge Inc.
1.60%, 10/04/26	2,558	2,410,109
2.50%, 08/01/33	4,850	4,014,242
3.13%, 11/15/29	4,465	4,163,463
3.40%, 08/01/51	2,920	2,073,311
3.70%, 07/15/27	3,222	3,151,595
4.00%, 11/15/49	1,808	1,434,334
4.25%, 12/01/26	3,666	3,641,227
4.50%, 06/10/44	1,583	1,367,857
5.25%, 04/05/27	1,540	1,568,631
5.30%, 04/05/29	945	971,714
5.50%, 12/01/46	1,106	1,107,031
5.63%, 04/05/34	5,735	5,926,293
5.70%, 03/08/33	10,095	10,535,128
5.90%, 11/15/26	3,150	3,238,474
5.95%, 04/05/54	1,265	1,311,768
6.00%, 11/15/28	2,290	2,416,842
6.20%, 11/15/30	1,845	1,994,330
6.70%, 11/15/53	3,520	3,998,635
7.20%, 06/27/54, (5-year CMT + 2.970%)(a)	170	175,893
Energy Transfer LP
3.75%, 05/15/30	4,726	4,480,648
3.90%, 07/15/26	2,919	2,876,426
4.00%, 10/01/27	5,546	5,445,894
4.15%, 09/15/29	3,082	3,008,098
4.20%, 04/15/27	2,477	2,450,603
4.40%, 03/15/27	3,779	3,760,382
4.75%, 01/15/26	5,237	5,228,045
4.90%, 03/15/35	1,635	1,594,560
4.95%, 05/15/28	3,053	3,080,112
4.95%, 06/15/28	5,544	5,600,991
4.95%, 01/15/43	1,975	1,761,198
5.00%, 05/15/44	2,015	1,809,307
5.00%, 05/15/50	8,749	7,770,789
5.15%, 02/01/43	2,581	2,374,207
5.15%, 03/15/45	2,477	2,268,774
5.25%, 04/15/29	5,877	6,007,914
Security	Par (000)	Value
Pipelines (continued)
5.25%, 07/01/29	$2,290	$2,343,818
5.30%, 04/01/44	3,629	3,387,789
5.30%, 04/15/47	3,855	3,573,057
5.35%, 05/15/45	4,398	4,093,809
5.40%, 10/01/47	6,023	5,636,598
5.50%, 06/01/27	4,058	4,138,015
5.55%, 02/15/28	5,100	5,242,396
5.55%, 05/15/34	5,485	5,613,635
5.60%, 09/01/34	5,315	5,460,675
5.75%, 02/15/33	6,760	7,019,911
5.95%, 12/01/25	2,383	2,408,131
5.95%, 10/01/43	1,603	1,610,723
5.95%, 05/15/54	5,784	5,828,444
6.00%, 06/15/48	4,575	4,616,646
6.05%, 12/01/26	4,960	5,106,411
6.05%, 06/01/41	2,624	2,678,655
6.05%, 09/01/54	3,365	3,435,079
6.10%, 12/01/28	1,825	1,924,245
6.10%, 02/15/42	1,915	1,947,680
6.13%, 12/15/45	4,323	4,439,845
6.25%, 04/15/49	7,439	7,737,372
6.40%, 12/01/30	3,100	3,354,273
6.50%, 02/01/42	2,437	2,615,801
6.55%, 12/01/33	6,311	6,898,265
6.63%, 10/15/36	2,295	2,500,381
7.50%, 07/01/38	2,590	3,047,698
Series 20Y, 5.80%, 06/15/38	1,984	2,033,810
EnLink Midstream LLC
5.38%, 06/01/29	300	305,365
5.65%, 09/01/34	570	579,317
EnLink Midstream Partners LP
4.85%, 07/15/26	3,110	3,103,376
5.05%, 04/01/45	640	561,207
5.45%, 06/01/47	915	840,221
5.60%, 04/01/44	1,270	1,187,539
Enterprise Products Operating LLC
2.80%, 01/31/30	4,841	4,476,538
3.13%, 07/31/29	6,591	6,244,461
3.20%, 02/15/52	4,680	3,242,439
3.30%, 02/15/53	3,005	2,103,200
3.70%, 02/15/26	5,467	5,411,614
3.70%, 01/31/51	4,822	3,695,418
3.95%, 02/15/27	4,574	4,537,185
3.95%, 01/31/60	4,299	3,315,017
4.15%, 10/16/28	6,026	5,990,906
4.20%, 01/31/50	6,020	5,050,139
4.25%, 02/15/48	5,355	4,547,322
4.45%, 02/15/43	4,911	4,377,745
4.60%, 01/11/27	2,840	2,863,193
4.80%, 02/01/49	5,488	5,033,444
4.85%, 01/31/34	2,300	2,310,539
4.85%, 08/15/42	3,174	2,986,833
4.85%, 03/15/44	5,507	5,145,293
4.90%, 05/15/46	4,457	4,172,729
4.95%, 02/15/35	4,220	4,235,371
4.95%, 10/15/54	2,057	1,914,296
5.05%, 01/10/26	4,907	4,947,555
5.10%, 02/15/45	5,179	5,009,147
5.35%, 01/31/33	4,327	4,506,969
5.38%, 02/15/78, (3-mo. SOFR + 2.832%)(a)	3,140	2,950,560
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.55%, 02/16/55	$2,420	$2,459,457
5.70%, 02/15/42	1,767	1,825,232
5.95%, 02/01/41	3,139	3,351,725
6.13%, 10/15/39	2,752	3,000,590
6.45%, 09/01/40	2,480	2,769,729
7.55%, 04/15/38	2,719	3,332,759
Series D, 6.88%, 03/01/33	1,390	1,582,170
Series E, 5.25%, 08/16/77, (3-mo. SOFR + 3.295%)(a)	4,246	4,151,280
Series H, 6.65%, 10/15/34	1,600	1,796,992
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	2,342	2,036,462
5.00%, 08/15/42	3,210	2,909,807
5.00%, 03/01/43	2,650	2,391,954
5.40%, 09/01/44	2,490	2,368,646
5.50%, 03/01/44	2,405	2,322,765
5.63%, 09/01/41	2,022	1,987,704
5.80%, 03/15/35	2,686	2,794,103
6.38%, 03/01/41	2,926	3,066,687
6.50%, 02/01/37	1,701	1,842,430
6.50%, 09/01/39	3,062	3,305,511
6.55%, 09/15/40	2,138	2,290,965
6.95%, 01/15/38	5,263	5,916,521
7.30%, 08/15/33	1,925	2,217,332
7.40%, 03/15/31	1,091	1,230,601
7.50%, 11/15/40	1,834	2,150,879
7.75%, 03/15/32	1,366	1,585,348
Kinder Morgan Inc.
1.75%, 11/15/26	3,220	3,034,273
2.00%, 02/15/31	2,390	2,034,881
3.25%, 08/01/50	2,597	1,740,994
3.60%, 02/15/51	3,200	2,284,682
4.30%, 03/01/28	7,021	6,984,566
4.80%, 02/01/33	4,366	4,270,653
5.00%, 02/01/29	4,225	4,282,847
5.05%, 02/15/46	2,923	2,659,590
5.10%, 08/01/29	2,830	2,884,089
5.20%, 06/01/33	3,995	4,007,753
5.20%, 03/01/48	3,383	3,121,791
5.30%, 12/01/34	4,378	4,407,061
5.40%, 02/01/34	4,380	4,449,101
5.45%, 08/01/52	3,530	3,361,580
5.55%, 06/01/45	7,020	6,817,605
5.95%, 08/01/54	1,575	1,603,984
7.75%, 01/15/32	4,994	5,792,228
7.80%, 08/01/31	2,737	3,162,232
MPLX LP
1.75%, 03/01/26	7,883	7,543,362
2.65%, 08/15/30	5,998	5,363,352
4.00%, 03/15/28	6,835	6,702,477
4.13%, 03/01/27	6,102	6,035,078
4.25%, 12/01/27	4,247	4,200,139
4.50%, 04/15/38	8,405	7,669,417
4.70%, 04/15/48	7,229	6,218,976
4.80%, 02/15/29	4,440	4,480,234
4.90%, 04/15/58	1,604	1,389,010
4.95%, 09/01/32	4,405	4,364,324
4.95%, 03/14/52	5,910	5,229,428
5.00%, 03/01/33	3,385	3,352,275
5.20%, 03/01/47(c)	4,298	4,007,064
5.20%, 12/01/47	3,091	2,847,620
Security	Par (000)	Value
Pipelines (continued)
5.50%, 06/01/34	$5,475	$5,572,428
5.50%, 02/15/49	6,371	6,116,068
5.65%, 03/01/53	1,570	1,535,762
Northwest Pipeline LLC, 4.00%, 04/01/27	2,464	2,422,014
ONEOK Inc.
2.20%, 09/15/25	2,025	1,969,672
3.10%, 03/15/30	2,673	2,467,156
3.25%, 06/01/30	2,167	2,008,418
3.40%, 09/01/29	3,473	3,277,314
3.95%, 03/01/50	4,749	3,601,515
4.00%, 07/13/27	2,806	2,770,910
4.20%, 10/03/47	2,728	2,171,542
4.25%, 09/15/46	1,998	1,621,628
4.35%, 03/15/29	4,318	4,269,678
4.45%, 09/01/49	2,818	2,295,144
4.50%, 03/15/50	1,776	1,457,020
4.55%, 07/15/28	4,016	4,009,981
4.85%, 02/01/49	2,168	1,897,446
4.95%, 07/13/47	3,415	3,043,805
5.00%, 03/01/26	4,821	4,829,459
5.15%, 10/15/43	2,596	2,445,779
5.20%, 07/15/48	4,074	3,743,149
5.55%, 11/01/26	4,285	4,365,538
5.65%, 11/01/28	3,795	3,942,279
5.80%, 11/01/30	2,805	2,959,789
5.85%, 01/15/26	3,011	3,048,791
6.00%, 06/15/35	1,219	1,281,651
6.05%, 09/01/33	4,785	5,054,773
6.10%, 11/15/32	1,905	2,024,574
6.35%, 01/15/31	2,660	2,855,231
6.63%, 09/01/53	3,330	3,670,230
7.15%, 01/15/51	1,730	1,966,199
ONEOK Partners LP
6.13%, 02/01/41	2,810	2,899,833
6.20%, 09/15/43	1,412	1,467,544
6.65%, 10/01/36	2,903	3,200,140
6.85%, 10/15/37	2,285	2,541,155
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	4,093	3,852,488
3.80%, 09/15/30	3,354	3,159,989
4.30%, 01/31/43	1,892	1,556,126
4.50%, 12/15/26	4,680	4,654,140
4.65%, 10/15/25	6,188	6,163,671
4.70%, 06/15/44	2,950	2,542,948
4.90%, 02/15/45	2,896	2,553,487
5.15%, 06/01/42	2,364	2,187,591
5.70%, 09/15/34	2,420	2,474,920
6.65%, 01/15/37	3,057	3,321,079
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	5,959	5,885,631
4.50%, 05/15/30	3,617	3,578,658
5.00%, 03/15/27	8,588	8,646,454
5.88%, 06/30/26	3,427	3,472,656
5.90%, 09/15/37	3,930	4,155,274
Spectra Energy Partners LP
3.38%, 10/15/26	3,653	3,560,876
4.50%, 03/15/45	4,112	3,510,773
5.95%, 09/25/43	1,851	1,890,376
Targa Resources Corp.
4.20%, 02/01/33	3,675	3,423,936
71
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.95%, 04/15/52	$3,505	$3,102,809
5.20%, 07/01/27	4,075	4,139,153
5.50%, 02/15/35	455	461,884
6.13%, 03/15/33	3,050	3,240,714
6.15%, 03/01/29	1,845	1,950,506
6.25%, 07/01/52	2,447	2,567,097
6.50%, 03/30/34	3,460	3,779,248
6.50%, 02/15/53	3,745	4,100,380
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	3,845	3,567,524
4.88%, 02/01/31	4,370	4,291,232
5.00%, 01/15/28	3,270	3,266,220
5.50%, 03/01/30	4,645	4,713,951
6.50%, 07/15/27	4,920	4,979,727
6.88%, 01/15/29	2,730	2,808,074
TC PipeLines LP, 3.90%, 05/25/27	5,460	5,338,030
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	2,263	2,379,839
7.00%, 10/15/28	1,630	1,760,546
7.63%, 04/01/37	700	827,448
Texas Eastern Transmission LP, 7.00%, 07/15/32	1,332	1,485,978
TransCanada PipeLines Ltd.
2.50%, 10/12/31	4,924	4,294,910
4.10%, 04/15/30	1,955	1,904,799
4.25%, 05/15/28	7,569	7,492,818
4.63%, 03/01/34	6,904	6,709,641
4.75%, 05/15/38	2,425	2,298,606
4.88%, 01/15/26	5,120	5,126,482
4.88%, 05/15/48	4,785	4,399,550
5.00%, 10/16/43	2,966	2,817,908
5.10%, 03/15/49	4,226	4,027,534
5.60%, 03/31/34	1,701	1,769,688
5.85%, 03/15/36	2,543	2,652,215
6.10%, 06/01/40	3,271	3,468,163
6.20%, 03/09/26	1,095	1,096,391
6.20%, 10/15/37	5,833	6,244,287
7.25%, 08/15/38	3,351	3,941,838
7.63%, 01/15/39	3,829	4,663,048
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	3,744	3,476,752
3.95%, 05/15/50	2,874	2,263,205
4.00%, 03/15/28	2,229	2,183,176
4.45%, 08/01/42	1,963	1,768,873
4.60%, 03/15/48	2,895	2,518,731
5.40%, 08/15/41	2,067	2,056,489
7.85%, 02/01/26	6,887	7,121,761
Valero Energy Partners LP, 4.50%, 03/15/28	4,370	4,344,914
Western Midstream Operating LP
4.05%, 02/01/30	4,160	3,976,259
4.50%, 03/01/28	1,144	1,126,916
4.65%, 07/01/26	1,170	1,163,705
4.75%, 08/15/28	895	890,891
5.25%, 02/01/50	3,320	2,983,252
5.30%, 03/01/48	2,695	2,413,697
5.45%, 11/15/34	3,050	3,028,422
5.45%, 04/01/44	1,185	1,098,412
5.50%, 08/15/48	2,250	2,049,725
6.15%, 04/01/33	3,190	3,342,691
6.35%, 01/15/29	1,980	2,087,899
Security	Par (000)	Value
Pipelines (continued)
Williams Companies Inc. (The)
2.60%, 03/15/31	$2,987	$2,612,860
3.50%, 11/15/30	3,264	3,059,665
3.50%, 10/15/51	3,195	2,299,394
3.75%, 06/15/27	6,869	6,726,669
4.00%, 09/15/25	5,146	5,098,300
4.65%, 08/15/32	4,625	4,549,850
4.80%, 11/15/29	1,425	1,435,503
4.85%, 03/01/48	3,871	3,481,101
4.90%, 03/15/29	4,130	4,177,110
4.90%, 01/15/45	2,536	2,290,845
5.10%, 09/15/45	3,758	3,498,219
5.15%, 03/15/34	2,930	2,944,306
5.30%, 08/15/28	5,635	5,782,205
5.30%, 08/15/52	2,855	2,735,428
5.40%, 03/02/26	2,580	2,605,465
5.40%, 03/04/44	2,551	2,480,826
5.65%, 03/15/33	4,325	4,495,695
5.75%, 06/24/44	2,511	2,535,805
5.80%, 11/15/43	2,080	2,113,293
6.30%, 04/15/40	5,414	5,798,909
8.75%, 03/15/32	1,185	1,441,796
Series A, 7.50%, 01/15/31	1,290	1,460,325
		1,041,706,912
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31(c)	2,883	2,483,696
4.88%, 03/01/26	5,099	5,103,442
5.50%, 04/01/29	1,090	1,127,483
5.95%, 08/15/34	2,275	2,402,166
Jones Lang LaSalle Inc., 6.88%, 12/01/28	930	1,003,945
		12,120,732
Real Estate Investment Trusts — 0.9%
Agree LP
2.00%, 06/15/28	2,290	2,074,634
2.60%, 06/15/33	1,821	1,490,143
2.90%, 10/01/30	1,374	1,231,428
4.80%, 10/01/32	585	573,879
5.63%, 06/15/34	460	473,576
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	3,870	3,036,044
2.00%, 05/18/32	3,926	3,188,884
2.75%, 12/15/29	2,079	1,887,314
2.95%, 03/15/34	3,080	2,600,446
3.00%, 05/18/51	3,880	2,469,916
3.38%, 08/15/31	2,855	2,606,366
3.55%, 03/15/52	4,330	3,057,751
3.80%, 04/15/26	2,291	2,259,246
3.95%, 01/15/27	1,162	1,142,159
3.95%, 01/15/28	2,197	2,151,236
4.00%, 02/01/50	3,222	2,474,872
4.30%, 01/15/26	1,280	1,271,184
4.50%, 07/30/29	1,711	1,694,395
4.70%, 07/01/30	2,312	2,300,843
4.75%, 04/15/35	2,020	1,949,717
4.85%, 04/15/49	1,493	1,320,443
4.90%, 12/15/30	3,015	3,046,438
5.15%, 04/15/53	2,155	1,980,532
5.25%, 05/15/36	1,150	1,150,046
5.63%, 05/15/54	2,130	2,092,755
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
American Assets Trust LP, 3.38%, 02/01/31	$1,040	$882,882
American Homes 4 Rent LP
2.38%, 07/15/31	870	735,717
3.38%, 07/15/51	2,105	1,445,777
3.63%, 04/15/32	195	177,022
4.25%, 02/15/28	2,985	2,931,564
4.30%, 04/15/52	430	348,095
4.90%, 02/15/29	1,896	1,905,213
5.50%, 02/01/34	2,735	2,783,421
5.50%, 07/15/34	2,040	2,076,632
American Tower Corp.
1.30%, 09/15/25	2,796	2,690,539
1.45%, 09/15/26	2,982	2,797,664
1.50%, 01/31/28	3,173	2,860,220
1.60%, 04/15/26	3,656	3,473,920
1.88%, 10/15/30	3,961	3,361,274
2.10%, 06/15/30	2,427	2,111,157
2.30%, 09/15/31	3,540	3,007,299
2.70%, 04/15/31	3,592	3,164,280
2.75%, 01/15/27	3,963	3,794,995
2.90%, 01/15/30	3,740	3,423,729
2.95%, 01/15/51	4,570	3,024,087
3.10%, 06/15/50	4,380	2,986,265
3.13%, 01/15/27	1,878	1,815,261
3.38%, 10/15/26	4,922	4,798,463
3.55%, 07/15/27	3,441	3,341,574
3.60%, 01/15/28	3,361	3,251,796
3.65%, 03/15/27	2,930	2,863,598
3.70%, 10/15/49	2,661	2,018,349
3.80%, 08/15/29	6,413	6,155,288
3.95%, 03/15/29	3,458	3,352,033
4.05%, 03/15/32	2,900	2,748,219
4.40%, 02/15/26	3,164	3,148,008
5.20%, 02/15/29	1,490	1,523,378
5.25%, 07/15/28	2,700	2,758,956
5.45%, 02/15/34	3,210	3,312,803
5.50%, 03/15/28	2,910	2,990,287
5.55%, 07/15/33	3,461	3,584,039
5.65%, 03/15/33	3,835	3,998,894
5.80%, 11/15/28	4,105	4,292,706
5.90%, 11/15/33	3,385	3,593,170
AvalonBay Communities Inc.
1.90%, 12/01/28	2,145	1,943,493
2.05%, 01/15/32	2,965	2,516,075
2.30%, 03/01/30	3,518	3,145,404
2.45%, 01/15/31	2,604	2,291,166
2.90%, 10/15/26	1,702	1,649,825
2.95%, 05/11/26	3,479	3,392,582
3.20%, 01/15/28	2,363	2,272,589
3.30%, 06/01/29	1,908	1,816,429
3.35%, 05/15/27	1,617	1,573,722
3.50%, 11/15/25	1,880	1,856,157
3.90%, 10/15/46	1,115	904,238
4.15%, 07/01/47	1,010	851,538
4.35%, 04/15/48	1,765	1,535,085
5.00%, 02/15/33	1,620	1,634,363
5.30%, 12/07/33	2,410	2,477,692
5.35%, 06/01/34	735	759,812
Boston Properties LP
2.45%, 10/01/33	5,950	4,625,267
2.55%, 04/01/32	5,035	4,092,135
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 10/01/26	$4,891	$4,658,488
2.90%, 03/15/30	3,822	3,371,345
3.25%, 01/30/31	5,341	4,698,850
3.40%, 06/21/29	2,970	2,742,477
3.65%, 02/01/26	4,983	4,876,146
4.50%, 12/01/28	5,067	4,935,966
5.75%, 01/15/35	1,450	1,443,202
6.50%, 01/15/34(c)	1,565	1,660,022
6.75%, 12/01/27	2,085	2,181,016
Brixmor Operating Partnership LP
2.25%, 04/01/28	978	895,234
2.50%, 08/16/31	2,535	2,160,316
3.90%, 03/15/27	1,186	1,159,583
4.05%, 07/01/30	3,752	3,594,505
4.13%, 06/15/26	2,623	2,592,024
4.13%, 05/15/29	2,484	2,410,850
5.50%, 02/15/34	1,280	1,294,494
5.75%, 02/15/35	403	416,785
Broadstone Net Lease LLC, 2.60%, 09/15/31	2,417	1,999,398
Camden Property Trust
2.80%, 05/15/30	3,650	3,339,671
3.15%, 07/01/29	3,302	3,115,754
3.35%, 11/01/49	2,140	1,541,312
4.10%, 10/15/28	1,977	1,943,556
4.90%, 01/15/34	1,150	1,141,336
5.85%, 11/03/26	1,580	1,630,103
COPT Defense Properties LP
2.00%, 01/15/29	2,079	1,827,974
2.25%, 03/15/26	1,440	1,381,189
2.75%, 04/15/31	1,995	1,711,174
2.90%, 12/01/33	2,040	1,666,559
Cousins Properties LP, 5.88%, 10/01/34	2,190	2,202,078
Crown Castle Inc.
1.05%, 07/15/26	5,090	4,771,583
2.10%, 04/01/31	4,950	4,156,402
2.25%, 01/15/31	4,687	4,003,745
2.50%, 07/15/31	1,335	1,142,938
2.90%, 03/15/27	3,530	3,384,413
2.90%, 04/01/41	5,075	3,679,833
3.10%, 11/15/29	2,313	2,138,996
3.25%, 01/15/51	3,995	2,776,528
3.30%, 07/01/30	5,090	4,696,589
3.65%, 09/01/27	5,420	5,269,845
3.70%, 06/15/26	4,179	4,103,609
3.80%, 02/15/28	6,001	5,834,521
4.00%, 03/01/27	3,030	2,986,405
4.00%, 11/15/49	2,118	1,683,382
4.15%, 07/01/50	2,448	2,003,075
4.30%, 02/15/29	3,695	3,627,680
4.45%, 02/15/26	5,831	5,800,757
4.75%, 05/15/47	1,568	1,389,902
4.80%, 09/01/28	4,120	4,139,018
4.90%, 09/01/29	1,635	1,648,977
5.00%, 01/11/28	6,060	6,114,703
5.10%, 05/01/33	3,325	3,327,825
5.20%, 09/01/34	2,580	2,577,753
5.20%, 02/15/49	1,823	1,720,239
5.60%, 06/01/29	4,120	4,270,491
5.80%, 03/01/34	5,190	5,431,966
73
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CubeSmart LP
2.00%, 02/15/31	$1,825	$1,539,579
2.25%, 12/15/28	2,462	2,234,929
2.50%, 02/15/32	2,775	2,366,118
3.00%, 02/15/30	1,050	961,884
3.13%, 09/01/26	3,012	2,919,142
4.00%, 11/15/25	1,881	1,859,071
4.38%, 02/15/29	1,826	1,797,077
Digital Realty Trust LP
3.60%, 07/01/29	4,364	4,173,772
3.70%, 08/15/27	5,125	4,998,490
4.45%, 07/15/28	2,675	2,656,305
5.55%, 01/15/28	4,292	4,390,016
DOC DR LLC
2.63%, 11/01/31	2,858	2,454,796
3.95%, 01/15/28	2,363	2,309,652
4.30%, 03/15/27	1,226	1,215,992
EPR Properties
3.60%, 11/15/31	75	66,084
3.75%, 08/15/29	1,700	1,575,940
4.50%, 06/01/27	1,500	1,469,283
4.75%, 12/15/26	1,500	1,483,782
4.95%, 04/15/28	1,000	987,570
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	2,150	2,225,582
Equinix Inc.
1.00%, 09/15/25	3,539	3,401,446
1.45%, 05/15/26	3,857	3,654,563
1.55%, 03/15/28	2,598	2,343,734
1.80%, 07/15/27	3,073	2,856,875
2.00%, 05/15/28	2,423	2,215,830
2.15%, 07/15/30	2,640	2,305,268
2.50%, 05/15/31	1,525	1,324,944
2.90%, 11/18/26	2,978	2,876,297
2.95%, 09/15/51	3,340	2,166,695
3.00%, 07/15/50	2,969	1,970,447
3.20%, 11/18/29	6,617	6,182,746
3.40%, 02/15/52	2,975	2,112,379
3.90%, 04/15/32	2,870	2,700,205
ERP Operating LP
1.85%, 08/01/31	1,435	1,204,796
2.50%, 02/15/30	2,878	2,603,554
2.85%, 11/01/26	1,546	1,497,053
3.00%, 07/01/29	3,073	2,881,129
3.25%, 08/01/27	1,649	1,601,153
3.50%, 03/01/28	2,978	2,889,183
4.00%, 08/01/47	1,281	1,032,818
4.15%, 12/01/28	2,275	2,253,098
4.50%, 07/01/44	1,720	1,547,968
4.50%, 06/01/45	1,790	1,575,507
Essential Properties LP, 2.95%, 07/15/31	2,077	1,778,816
Essex Portfolio LP
1.65%, 01/15/31	1,570	1,292,264
1.70%, 03/01/28	1,290	1,168,931
2.55%, 06/15/31	1,120	966,331
2.65%, 03/15/32	3,278	2,807,535
2.65%, 09/01/50(c)	1,260	769,162
3.00%, 01/15/30	3,090	2,842,434
3.38%, 04/15/26	2,294	2,242,183
3.63%, 05/01/27	2,070	2,019,690
4.00%, 03/01/29	2,126	2,063,562
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 03/15/48	$1,865	$1,614,501
5.50%, 04/01/34	1,900	1,949,624
Extra Space Storage LP
2.20%, 10/15/30	1,911	1,650,442
2.35%, 03/15/32	2,120	1,758,114
2.40%, 10/15/31	3,280	2,786,914
2.55%, 06/01/31	2,175	1,869,940
3.50%, 07/01/26	1,879	1,841,652
3.88%, 12/15/27	3,641	3,558,932
3.90%, 04/01/29	1,070	1,034,613
4.00%, 06/15/29	2,503	2,427,178
5.35%, 01/15/35	1,200	1,209,151
5.40%, 02/01/34	1,670	1,702,102
5.50%, 07/01/30	1,365	1,416,797
5.70%, 04/01/28	1,645	1,698,078
5.90%, 01/15/31	1,600	1,683,050
Federal Realty OP LP
1.25%, 02/15/26	1,744	1,656,264
3.20%, 06/15/29	1,793	1,671,805
3.25%, 07/15/27	2,799	2,692,787
3.50%, 06/01/30	631	588,802
4.50%, 12/01/44	1,966	1,636,881
5.38%, 05/01/28	2,085	2,128,589
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	4,025	3,515,153
4.00%, 01/15/30	3,478	3,280,388
4.00%, 01/15/31	3,577	3,316,219
5.30%, 01/15/29	3,900	3,934,269
5.38%, 04/15/26	5,878	5,882,974
5.63%, 09/15/34	1,760	1,779,147
5.75%, 06/01/28	3,214	3,281,729
6.25%, 09/15/54	1,135	1,164,684
6.75%, 12/01/33	1,500	1,632,781
Healthcare Realty Holdings LP
2.00%, 03/15/31	2,103	1,728,322
3.10%, 02/15/30	1,990	1,809,649
3.50%, 08/01/26	2,712	2,650,047
3.75%, 07/01/27	2,633	2,559,869
Healthpeak OP LLC
1.35%, 02/01/27	2,555	2,368,151
2.13%, 12/01/28	2,805	2,539,782
2.88%, 01/15/31	2,298	2,056,536
3.00%, 01/15/30	4,019	3,702,668
3.25%, 07/15/26	3,112	3,036,692
3.50%, 07/15/29	2,296	2,182,267
5.25%, 12/15/32	3,350	3,401,428
6.75%, 02/01/41	1,558	1,745,251
Highwoods Realty LP
2.60%, 02/01/31	841	702,356
3.05%, 02/15/30	1,802	1,592,185
3.88%, 03/01/27	1,470	1,422,601
4.13%, 03/15/28	1,608	1,546,281
4.20%, 04/15/29	1,610	1,537,918
7.65%, 02/01/34	535	601,771
Host Hotels & Resorts LP
5.50%, 04/15/35	1,625	1,609,315
5.70%, 07/01/34	2,730	2,766,029
Series F, 4.50%, 02/01/26	1,726	1,713,361
Series H, 3.38%, 12/15/29	3,339	3,078,081
Series I, 3.50%, 09/15/30	760	694,847
Series J, 2.90%, 12/15/31	1,735	1,494,377
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	$1,313	$1,083,161
2.30%, 11/15/28	3,160	2,868,416
2.70%, 01/15/34	2,375	1,945,663
4.15%, 04/15/32	2,490	2,346,565
5.45%, 08/15/30	1,895	1,957,074
5.50%, 08/15/33	2,335	2,379,375
Kilroy Realty LP
2.50%, 11/15/32	3,228	2,520,614
2.65%, 11/15/33	3,225	2,467,215
3.05%, 02/15/30	2,599	2,272,969
4.25%, 08/15/29	2,283	2,134,796
4.38%, 10/01/25	2,281	2,258,654
4.75%, 12/15/28	2,609	2,559,315
6.25%, 01/15/36	500	496,519
Kimco Realty OP LLC
1.90%, 03/01/28	1,093	995,956
2.25%, 12/01/31	1,166	974,313
2.70%, 10/01/30	1,185	1,063,574
2.80%, 10/01/26	2,615	2,520,882
3.20%, 04/01/32	381	339,234
3.70%, 10/01/49	817	623,635
3.80%, 04/01/27	2,754	2,697,096
4.13%, 12/01/46	971	774,670
4.25%, 04/01/45	1,957	1,641,319
4.45%, 09/01/47	2,185	1,834,335
4.60%, 02/01/33	3,055	2,988,276
6.40%, 03/01/34	2,022	2,226,072
Kite Realty Group LP
4.00%, 10/01/26	2,107	2,069,640
4.95%, 12/15/31	450	444,511
5.50%, 03/01/34	200	202,525
Kite Realty Group Trust, 4.75%, 09/15/30	2,395	2,370,990
LXP Industrial Trust
2.38%, 10/01/31	615	507,142
2.70%, 09/15/30	818	717,877
6.75%, 11/15/28	1,125	1,193,848
Mid-America Apartments LP
1.10%, 09/15/26	2,615	2,438,423
1.70%, 02/15/31	2,791	2,324,941
2.75%, 03/15/30	1,555	1,421,996
2.88%, 09/15/51	1,360	880,041
3.60%, 06/01/27	3,390	3,312,736
3.95%, 03/15/29	2,760	2,706,265
4.00%, 11/15/25	3,842	3,805,161
4.20%, 06/15/28	2,033	2,009,703
5.00%, 03/15/34	860	862,049
5.30%, 02/15/32	1,345	1,383,341
National Health Investors Inc., 3.00%, 02/01/31	2,483	2,135,202
NNN REIT Inc.
2.50%, 04/15/30	2,592	2,304,134
3.00%, 04/15/52	1,528	983,731
3.10%, 04/15/50	2,112	1,409,119
3.50%, 10/15/27	1,170	1,133,195
3.50%, 04/15/51	3,257	2,352,857
3.60%, 12/15/26	2,337	2,289,244
4.00%, 11/15/25	2,613	2,585,705
4.30%, 10/15/28	1,290	1,272,806
4.80%, 10/15/48	925	819,881
5.50%, 06/15/34	1,600	1,634,268
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.60%, 10/15/33	$2,105	$2,162,005
Omega Healthcare Investors Inc.
3.25%, 04/15/33	3,363	2,841,576
3.38%, 02/01/31	2,959	2,637,092
3.63%, 10/01/29	2,937	2,733,196
4.50%, 04/01/27	2,930	2,895,940
4.75%, 01/15/28	2,802	2,777,829
5.25%, 01/15/26	3,710	3,711,226
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	2,560	2,169,167
5.75%, 07/15/34	1,240	1,274,839
Piedmont Operating Partnership LP
2.75%, 04/01/32	755	592,907
3.15%, 08/15/30(c)	2,088	1,783,651
6.88%, 07/15/29	200	207,863
9.25%, 07/20/28	650	718,552
Prologis LP
1.25%, 10/15/30(c)	3,178	2,644,899
1.63%, 03/15/31	2,454	2,043,929
1.75%, 07/01/30	2,742	2,360,867
1.75%, 02/01/31	2,400	2,022,065
2.13%, 04/15/27	2,656	2,512,350
2.13%, 10/15/50	3,037	1,684,950
2.25%, 04/15/30	3,872	3,458,917
2.25%, 01/15/32	3,117	2,636,845
2.88%, 11/15/29	2,650	2,460,581
3.00%, 04/15/50	3,738	2,549,104
3.05%, 03/01/50	2,573	1,766,314
3.25%, 06/30/26	1,184	1,160,540
3.25%, 10/01/26	1,830	1,789,241
3.38%, 12/15/27	2,470	2,398,595
3.88%, 09/15/28	2,227	2,182,611
4.00%, 09/15/28	2,201	2,169,199
4.38%, 02/01/29	1,766	1,763,294
4.38%, 09/15/48	974	854,071
4.63%, 01/15/33	2,980	2,957,435
4.75%, 06/15/33	2,158	2,155,090
4.88%, 06/15/28	3,285	3,339,672
5.00%, 03/15/34	2,419	2,444,170
5.00%, 01/31/35	2,025	2,039,377
5.13%, 01/15/34	2,480	2,535,699
5.25%, 06/15/53	3,180	3,157,411
5.25%, 03/15/54	3,285	3,256,375
Public Storage Operating Co.
0.88%, 02/15/26	3,808	3,616,589
1.50%, 11/09/26	4,112	3,868,634
1.85%, 05/01/28	3,180	2,905,245
1.95%, 11/09/28	3,010	2,732,647
2.25%, 11/09/31	3,030	2,590,275
2.30%, 05/01/31	2,950	2,576,772
3.09%, 09/15/27	2,440	2,356,164
3.39%, 05/01/29	2,736	2,629,686
5.10%, 08/01/33	850	869,288
5.13%, 01/15/29	2,501	2,579,956
5.35%, 08/01/53	2,869	2,895,077
Rayonier LP, 2.75%, 05/17/31	2,512	2,174,674
Realty Income Corp.
0.75%, 03/15/26	1,983	1,868,668
1.80%, 03/15/33	1,778	1,391,968
2.10%, 03/15/28	2,186	2,015,351
75
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.20%, 06/15/28	$1,790	$1,647,981
2.70%, 02/15/32	1,485	1,280,316
2.85%, 12/15/32	2,036	1,747,272
3.00%, 01/15/27	3,009	2,904,336
3.10%, 12/15/29	2,749	2,570,265
3.20%, 02/15/31	1,090	995,470
3.25%, 06/15/29	1,672	1,584,407
3.25%, 01/15/31	5,139	4,720,078
3.40%, 01/15/28	2,875	2,776,135
3.40%, 01/15/30	2,380	2,241,036
3.65%, 01/15/28	3,019	2,939,353
3.95%, 08/15/27	3,846	3,794,286
4.00%, 07/15/29	2,752	2,687,527
4.13%, 10/15/26	2,911	2,885,867
4.63%, 11/01/25	2,887	2,883,616
4.65%, 03/15/47	3,154	2,853,062
4.70%, 12/15/28	2,280	2,297,108
4.75%, 02/15/29	1,945	1,962,902
4.85%, 03/15/30	1,240	1,255,822
4.88%, 06/01/26	3,429	3,440,885
4.90%, 07/15/33	3,155	3,135,610
5.05%, 01/13/26	1,810	1,811,251
5.13%, 02/15/34	2,845	2,864,672
5.38%, 09/01/54	235	231,647
5.63%, 10/13/32	2,910	3,051,443
Regency Centers LP
2.95%, 09/15/29	2,050	1,896,882
3.60%, 02/01/27	626	612,031
3.70%, 06/15/30	1,013	963,809
4.13%, 03/15/28	1,761	1,736,135
4.40%, 02/01/47	1,843	1,569,013
4.65%, 03/15/49	1,666	1,457,062
5.10%, 01/15/35	645	646,692
5.25%, 01/15/34	640	650,378
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	115	122,021
Rexford Industrial Realty LP
2.13%, 12/01/30	2,268	1,935,286
2.15%, 09/01/31	2,185	1,818,435
5.00%, 06/15/28	1,490	1,504,883
Sabra Health Care LP
3.20%, 12/01/31	4,102	3,558,855
3.90%, 10/15/29	2,643	2,471,898
5.13%, 08/15/26	4,271	4,280,387
Safehold GL Holdings LLC
2.80%, 06/15/31	2,695	2,333,214
2.85%, 01/15/32	875	748,306
6.10%, 04/01/34	835	869,030
Simon Property Group LP
1.38%, 01/15/27	3,894	3,626,407
1.75%, 02/01/28	3,415	3,131,032
2.20%, 02/01/31	3,364	2,911,507
2.25%, 01/15/32	3,610	3,066,430
2.45%, 09/13/29	6,308	5,741,352
2.65%, 07/15/30	2,378	2,157,344
2.65%, 02/01/32	2,575	2,240,367
3.25%, 11/30/26	3,748	3,654,280
3.25%, 09/13/49	5,533	3,921,344
3.30%, 01/15/26	5,157	5,066,765
3.38%, 06/15/27	2,512	2,454,763
3.38%, 12/01/27	4,640	4,501,948
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 09/01/25	$5,611	$5,543,735
3.80%, 07/15/50	3,585	2,775,971
4.25%, 10/01/44	1,740	1,484,464
4.25%, 11/30/46	2,437	2,057,113
4.75%, 03/15/42	2,626	2,432,617
5.50%, 03/08/33	2,950	3,077,348
5.85%, 03/08/53	2,845	2,969,523
6.25%, 01/15/34	1,005	1,097,337
6.65%, 01/15/54	1,324	1,539,391
6.75%, 02/01/40	2,598	2,946,947
Store Capital LLC
2.70%, 12/01/31	2,340	1,964,379
2.75%, 11/18/30	1,344	1,162,478
4.50%, 03/15/28	1,787	1,741,248
4.63%, 03/15/29	1,896	1,843,962
Sun Communities Operating LP
2.30%, 11/01/28	1,103	997,586
2.70%, 07/15/31	3,332	2,847,796
4.20%, 04/15/32	2,240	2,079,429
5.50%, 01/15/29	1,575	1,610,142
5.70%, 01/15/33	2,305	2,346,035
Tanger Properties LP
2.75%, 09/01/31	1,880	1,602,312
3.13%, 09/01/26	1,668	1,604,138
3.88%, 07/15/27(c)	1,661	1,617,122
UDR Inc.
1.90%, 03/15/33	2,045	1,611,330
2.10%, 08/01/32	1,505	1,223,583
2.10%, 06/15/33	1,100	865,711
2.95%, 09/01/26	1,525	1,471,389
3.00%, 08/15/31	2,448	2,191,559
3.10%, 11/01/34	1,218	1,019,665
3.20%, 01/15/30	2,933	2,722,377
3.50%, 07/01/27	1,368	1,327,267
3.50%, 01/15/28	1,050	1,012,308
4.40%, 01/26/29	2,050	2,024,846
5.13%, 09/01/34	610	607,309
Ventas Realty LP
2.50%, 09/01/31	2,940	2,512,568
3.00%, 01/15/30	2,520	2,305,629
3.25%, 10/15/26	1,374	1,332,409
3.85%, 04/01/27	1,750	1,715,558
4.00%, 03/01/28	1,568	1,534,147
4.13%, 01/15/26	3,489	3,454,227
4.38%, 02/01/45	1,078	915,417
4.40%, 01/15/29	2,224	2,201,677
4.75%, 11/15/30	1,115	1,114,618
4.88%, 04/15/49	1,577	1,420,544
5.63%, 07/01/34	1,245	1,289,838
5.70%, 09/30/43	1,620	1,640,396
VICI Properties LP
4.75%, 02/15/28	6,155	6,137,731
4.95%, 02/15/30	4,945	4,918,547
5.13%, 05/15/32	6,590	6,504,711
5.63%, 05/15/52	4,263	4,041,559
5.75%, 04/01/34(c)	680	699,247
6.13%, 04/01/54	2,380	2,418,722
Welltower OP LLC
2.05%, 01/15/29	2,303	2,071,080
2.70%, 02/15/27	3,109	2,989,125
2.75%, 01/15/31	1,661	1,477,949
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.75%, 01/15/32	$2,515	$2,184,922
2.80%, 06/01/31	3,950	3,502,100
3.10%, 01/15/30	4,600	4,259,894
3.85%, 06/15/32	1,890	1,771,832
4.13%, 03/15/29	2,971	2,915,129
4.25%, 04/01/26	4,492	4,462,223
4.25%, 04/15/28	3,853	3,811,453
4.95%, 09/01/48	1,105	1,044,974
6.50%, 03/15/41	2,467	2,731,207
Weyerhaeuser Co.
3.38%, 03/09/33	840	752,082
4.00%, 11/15/29	3,254	3,157,433
4.00%, 04/15/30	4,000	3,862,777
4.00%, 03/09/52	1,514	1,186,521
4.75%, 05/15/26	3,717	3,723,258
6.95%, 10/01/27	2,759	2,935,394
7.38%, 03/15/32	3,233	3,711,377
WP Carey Inc.
2.25%, 04/01/33	1,780	1,432,504
2.40%, 02/01/31	2,523	2,171,509
2.45%, 02/01/32	2,770	2,326,362
3.85%, 07/15/29	2,881	2,773,496
4.25%, 10/01/26	1,900	1,878,918
5.38%, 06/30/34	1,560	1,571,008
		1,115,352,138
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28	1,187	1,063,520
2.40%, 08/01/31	2,415	2,015,452
3.80%, 11/15/27	2,377	2,294,685
3.85%, 03/01/32	2,840	2,599,811
4.50%, 10/01/25	2,189	2,173,036
4.75%, 06/01/30	2,838	2,803,615
AutoZone Inc.
1.65%, 01/15/31	901	752,937
3.13%, 04/21/26	3,373	3,293,284
3.75%, 06/01/27	3,019	2,963,473
3.75%, 04/18/29	2,715	2,623,202
4.00%, 04/15/30	3,355	3,259,749
4.50%, 02/01/28	2,885	2,886,256
4.75%, 08/01/32	3,560	3,545,120
4.75%, 02/01/33	2,615	2,586,403
5.05%, 07/15/26	2,145	2,166,704
5.10%, 07/15/29	2,135	2,182,242
5.20%, 08/01/33	1,205	1,223,754
5.40%, 07/15/34	2,605	2,666,566
6.25%, 11/01/28	2,495	2,657,202
6.55%, 11/01/33	1,785	1,974,754
Best Buy Co. Inc.
1.95%, 10/01/30	3,794	3,274,944
4.45%, 10/01/28	3,569	3,564,876
Costco Wholesale Corp.
1.38%, 06/20/27	6,006	5,587,872
1.60%, 04/20/30	7,399	6,448,310
1.75%, 04/20/32	5,135	4,294,155
3.00%, 05/18/27	5,552	5,421,483
Darden Restaurants Inc.
3.85%, 05/01/27	3,644	3,572,736
4.55%, 02/15/48	2,315	1,961,500
6.30%, 10/10/33	940	1,008,016
Security	Par (000)	Value
Retail (continued)
Dick's Sporting Goods Inc.
3.15%, 01/15/32(c)	$3,200	$2,833,511
4.10%, 01/15/52	4,540	3,406,949
Dollar General Corp.
3.50%, 04/03/30	3,538	3,269,298
3.88%, 04/15/27(c)	3,716	3,631,869
4.13%, 05/01/28	2,477	2,417,702
4.13%, 04/03/50	3,170	2,432,032
4.15%, 11/01/25	2,787	2,758,564
4.63%, 11/01/27	3,212	3,190,346
5.00%, 11/01/32(c)	4,235	4,151,515
5.20%, 07/05/28	1,885	1,900,028
5.45%, 07/05/33(c)	2,395	2,396,441
5.50%, 11/01/52	1,501	1,428,574
Dollar Tree Inc.
2.65%, 12/01/31	4,090	3,488,680
3.38%, 12/01/51	3,395	2,274,479
4.20%, 05/15/28	6,488	6,366,558
Genuine Parts Co.
1.88%, 11/01/30	3,340	2,826,199
2.75%, 02/01/32	940	808,387
4.95%, 08/15/29	1,475	1,483,982
6.50%, 11/01/28	1,975	2,113,937
6.88%, 11/01/33(c)	2,030	2,299,069
Home Depot Inc. (The)
0.90%, 03/15/28	3,562	3,192,381
1.38%, 03/15/31	7,055	5,840,871
1.50%, 09/15/28	2,490	2,249,114
1.88%, 09/15/31	3,280	2,781,586
2.13%, 09/15/26	4,915	4,718,175
2.38%, 03/15/51	5,575	3,389,326
2.50%, 04/15/27	5,454	5,232,497
2.70%, 04/15/30	7,191	6,615,028
2.75%, 09/15/51	3,580	2,348,612
2.80%, 09/14/27	4,684	4,507,388
2.88%, 04/15/27	3,230	3,130,286
2.95%, 06/15/29	4,606	4,355,929
3.00%, 04/01/26	6,207	6,083,700
3.13%, 12/15/49	5,874	4,209,947
3.25%, 04/15/32	6,425	5,929,619
3.30%, 04/15/40	4,747	3,884,547
3.35%, 09/15/25	3,135	3,096,758
3.35%, 04/15/50	6,191	4,633,022
3.50%, 09/15/56	3,925	2,941,797
3.63%, 04/15/52	6,595	5,134,600
3.90%, 12/06/28	5,548	5,495,316
3.90%, 06/15/47	5,281	4,399,602
4.00%, 09/15/25	1,905	1,895,816
4.20%, 04/01/43	4,704	4,170,362
4.25%, 04/01/46	6,830	6,043,296
4.40%, 03/15/45	3,697	3,354,959
4.50%, 09/15/32	2,580	2,596,718
4.50%, 12/06/48	6,703	6,102,093
4.75%, 06/25/29	3,335	3,406,983
4.85%, 06/25/31	4,545	4,655,617
4.88%, 06/25/27	4,150	4,228,826
4.88%, 02/15/44	4,590	4,434,365
4.90%, 04/15/29	2,890	2,970,968
4.95%, 09/30/26	2,530	2,567,060
4.95%, 06/25/34	5,280	5,411,403
4.95%, 09/15/52	2,950	2,850,823
77
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.15%, 06/25/26	$6,215	$6,313,701
5.30%, 06/25/54	2,035	2,076,551
5.40%, 09/15/40	2,553	2,653,153
5.40%, 06/25/64	1,168	1,200,622
5.88%, 12/16/36	13,055	14,369,020
5.95%, 04/01/41	4,505	4,965,472
Lowe's Companies Inc.
1.30%, 04/15/28	5,442	4,892,271
1.70%, 09/15/28	5,083	4,572,454
1.70%, 10/15/30	5,053	4,295,034
2.50%, 04/15/26	4,387	4,252,430
2.63%, 04/01/31	6,697	5,937,988
2.80%, 09/15/41	4,641	3,311,693
3.00%, 10/15/50	6,713	4,433,437
3.10%, 05/03/27	5,661	5,473,575
3.35%, 04/01/27	3,133	3,054,239
3.38%, 09/15/25	4,982	4,912,936
3.50%, 04/01/51	3,152	2,267,639
3.65%, 04/05/29	5,903	5,706,024
3.70%, 04/15/46	5,566	4,277,079
3.75%, 04/01/32	6,040	5,669,028
4.05%, 05/03/47	6,464	5,229,678
4.25%, 04/01/52	5,970	4,888,949
4.38%, 09/15/45	2,860	2,452,126
4.40%, 09/08/25	2,745	2,733,260
4.45%, 04/01/62	3,900	3,184,997
4.50%, 04/15/30	5,739	5,745,214
4.55%, 04/05/49	2,333	2,016,818
4.65%, 04/15/42	2,510	2,287,727
4.80%, 04/01/26	3,630	3,641,787
5.00%, 04/15/33	3,980	4,045,527
5.00%, 04/15/40	2,456	2,374,735
5.13%, 04/15/50	1,985	1,869,821
5.15%, 07/01/33(c)	3,895	4,006,608
5.50%, 10/15/35	1,473	1,545,138
5.63%, 04/15/53	5,805	5,861,716
5.75%, 07/01/53	1,525	1,570,823
5.80%, 09/15/62	3,955	4,026,919
5.85%, 04/01/63	3,205	3,281,523
6.50%, 03/15/29	3,495	3,808,640
McDonald's Corp.
1.45%, 09/01/25	2,160	2,092,817
2.13%, 03/01/30	4,280	3,814,925
2.63%, 09/01/29	4,993	4,620,735
3.50%, 03/01/27	4,609	4,517,600
3.50%, 07/01/27	4,828	4,724,708
3.60%, 07/01/30	4,245	4,072,934
3.63%, 05/01/43	2,261	1,807,555
3.63%, 09/01/49	7,667	5,850,720
3.70%, 01/30/26	6,325	6,254,492
3.70%, 02/15/42	2,746	2,242,085
3.80%, 04/01/28	6,416	6,315,416
4.20%, 04/01/50	3,216	2,693,937
4.45%, 03/01/47	5,069	4,474,027
4.45%, 09/01/48	3,700	3,256,754
4.60%, 09/09/32	765	768,220
4.60%, 05/26/45	2,819	2,557,431
4.70%, 12/09/35	3,841	3,815,478
4.80%, 08/14/28	1,980	2,015,111
4.88%, 07/15/40	1,017	979,630
4.88%, 12/09/45	6,960	6,561,072
Security	Par (000)	Value
Retail (continued)
4.95%, 08/14/33	$2,985	$3,052,395
5.00%, 05/17/29	1,650	1,697,619
5.15%, 09/09/52	1,965	1,911,106
5.20%, 05/17/34	1,410	1,469,720
5.45%, 08/14/53	3,525	3,569,690
5.70%, 02/01/39	1,949	2,075,220
6.30%, 10/15/37	4,103	4,600,488
6.30%, 03/01/38	3,483	3,896,529
O'Reilly Automotive Inc.
1.75%, 03/15/31	1,425	1,190,623
3.55%, 03/15/26	3,468	3,410,397
3.60%, 09/01/27	3,741	3,652,910
3.90%, 06/01/29	2,657	2,588,361
4.20%, 04/01/30	3,381	3,316,935
4.35%, 06/01/28	1,950	1,942,935
4.70%, 06/15/32	4,245	4,234,004
5.00%, 08/19/34	1,625	1,623,672
5.75%, 11/20/26	2,250	2,305,010
Ross Stores Inc.
0.88%, 04/15/26	3,975	3,743,392
1.88%, 04/15/31(c)	1,985	1,665,755
Starbucks Corp.
2.00%, 03/12/27	3,586	3,387,733
2.25%, 03/12/30	3,980	3,557,145
2.45%, 06/15/26	2,336	2,257,880
2.55%, 11/15/30	6,131	5,490,231
3.00%, 02/14/32	4,895	4,402,143
3.35%, 03/12/50	3,133	2,249,230
3.50%, 03/01/28	2,886	2,806,081
3.50%, 11/15/50	4,405	3,261,688
3.55%, 08/15/29	4,120	3,977,158
3.75%, 12/01/47	1,979	1,535,629
4.00%, 11/15/28	3,920	3,870,910
4.30%, 06/15/45	3,251	2,803,052
4.45%, 08/15/49	3,309	2,867,062
4.50%, 11/15/48	5,605	4,906,964
4.75%, 02/15/26	3,890	3,902,896
4.80%, 02/15/33(c)	2,475	2,513,072
4.85%, 02/08/27	2,695	2,722,820
4.90%, 02/15/31(c)	1,505	1,542,746
5.00%, 02/15/34	1,335	1,354,990
Target Corp.
1.95%, 01/15/27	4,777	4,561,089
2.35%, 02/15/30	4,416	4,015,032
2.50%, 04/15/26	6,036	5,896,984
2.65%, 09/15/30	2,754	2,532,661
2.95%, 01/15/52	5,930	4,067,070
3.38%, 04/15/29	4,703	4,568,659
3.63%, 04/15/46	4,028	3,247,122
3.90%, 11/15/47	3,872	3,221,490
4.00%, 07/01/42	2,656	2,346,472
4.40%, 01/15/33	2,275	2,276,862
4.50%, 09/15/32	4,485	4,508,287
4.80%, 01/15/53	5,536	5,305,426
6.35%, 11/01/32	621	700,383
6.50%, 10/15/37	1,718	1,980,123
7.00%, 01/15/38	1,399	1,694,486
TJX Companies Inc. (The)
1.15%, 05/15/28	1,476	1,323,831
1.60%, 05/15/31	455	380,152
2.25%, 09/15/26	6,635	6,371,535
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.88%, 04/15/30	$3,640	$3,557,358
4.50%, 04/15/50	3,055	2,829,786
Tractor Supply Co.
1.75%, 11/01/30	3,175	2,691,896
5.25%, 05/15/33	1,170	1,197,379
Walmart Inc.
2.38%, 09/24/29	1,292	1,200,828
2.50%, 09/22/41	6,166	4,502,500
2.65%, 09/22/51	7,815	5,221,399
2.95%, 09/24/49	2,638	1,910,582
3.05%, 07/08/26	1,440	1,414,489
3.25%, 07/08/29(c)	2,903	2,825,418
3.63%, 12/15/47	1,345	1,104,462
3.70%, 06/26/28	5,047	5,019,636
3.90%, 04/15/28	3,590	3,583,444
3.95%, 06/28/38	2,380	2,245,287
4.00%, 04/15/26	2,605	2,599,190
4.00%, 04/15/30	3,114	3,125,608
4.00%, 04/11/43	445	397,556
4.05%, 06/29/48	3,915	3,441,133
4.10%, 04/15/33	4,125	4,084,517
4.15%, 09/09/32	4,500	4,502,461
4.30%, 04/22/44	360	335,993
4.50%, 09/09/52	3,160	2,979,354
4.50%, 04/15/53	9,005	8,463,383
5.00%, 10/25/40	555	565,639
5.25%, 09/01/35	2,490	2,664,251
5.63%, 04/01/40	1,466	1,607,670
5.63%, 04/15/41	105	114,608
5.88%, 04/05/27	330	345,604
6.20%, 04/15/38	1,594	1,840,897
6.50%, 08/15/37	6,024	7,123,540
7.55%, 02/15/30	2,880	3,387,711
		777,082,600
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32(c)	3,425	3,328,803
4.39%, 06/01/52	2,675	2,448,336
Analog Devices Inc.
1.70%, 10/01/28	4,194	3,807,306
2.10%, 10/01/31	3,355	2,881,254
2.80%, 10/01/41	3,565	2,629,882
2.95%, 10/01/51	4,470	3,083,783
3.45%, 06/15/27	3,297	3,230,282
3.50%, 12/05/26	5,843	5,748,930
5.05%, 04/01/34	2,365	2,441,589
5.30%, 12/15/45(c)	510	516,427
5.30%, 04/01/54	2,075	2,125,127
Applied Materials Inc.
1.75%, 06/01/30	5,635	4,899,560
2.75%, 06/01/50	4,276	2,928,257
3.30%, 04/01/27	6,845	6,692,073
3.90%, 10/01/25	4,361	4,332,447
4.35%, 04/01/47	4,397	3,996,362
4.80%, 06/15/29	1,630	1,667,040
5.10%, 10/01/35	2,764	2,885,175
5.85%, 06/15/41	2,659	2,918,217
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	4,989	4,826,336
3.88%, 01/15/27	14,872	14,669,917
Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
1.95%, 02/15/28(b)	$860	$790,634
2.45%, 02/15/31(b)	10,990	9,585,902
2.60%, 02/15/33(b)	6,085	5,103,173
3.14%, 11/15/35(b)	7,815	6,532,671
3.15%, 11/15/25	4,707	4,619,997
3.19%, 11/15/36(b)	4,000	3,310,824
3.42%, 04/15/33(b)	12,476	11,108,696
3.46%, 09/15/26	2,255	2,207,935
3.47%, 04/15/34(b)	13,740	12,141,399
3.50%, 02/15/41(b)	12,003	9,590,064
3.75%, 02/15/51(b)	6,986	5,429,588
4.00%, 04/15/29(b)	5,270	5,140,893
4.11%, 09/15/28	760	750,602
4.15%, 11/15/30	5,885	5,723,925
4.15%, 04/15/32(b)	5,365	5,116,491
4.30%, 11/15/32	8,024	7,739,230
4.75%, 04/15/29	2,185	2,200,039
4.93%, 05/15/37(b)	20,030	19,579,268
5.00%, 04/15/30	960	986,990
5.05%, 07/12/27	6,720	6,823,138
5.05%, 07/12/29	4,485	4,571,842
5.15%, 11/15/31	6,055	6,187,543
Intel Corp.
1.60%, 08/12/28	4,863	4,295,973
2.00%, 08/12/31	6,085	5,000,191
2.45%, 11/15/29	8,367	7,414,261
2.60%, 05/19/26	5,516	5,302,630
2.80%, 08/12/41	4,740	3,236,721
3.05%, 08/12/51	4,260	2,649,472
3.10%, 02/15/60	5,200	3,060,429
3.15%, 05/11/27	4,428	4,239,217
3.20%, 08/12/61	3,530	2,071,093
3.25%, 11/15/49	11,123	7,221,380
3.73%, 12/08/47	8,605	6,135,597
3.75%, 03/25/27	5,520	5,373,226
3.75%, 08/05/27	4,825	4,683,309
3.90%, 03/25/30	7,304	6,934,501
4.00%, 08/05/29	4,530	4,362,058
4.00%, 12/15/32	4,466	4,113,525
4.10%, 05/19/46	5,472	4,227,433
4.10%, 05/11/47	6,358	4,891,527
4.15%, 08/05/32	3,895	3,649,434
4.25%, 12/15/42	5,077	4,121,233
4.60%, 03/25/40	4,669	4,107,354
4.75%, 03/25/50	7,529	6,312,789
4.80%, 10/01/41	2,495	2,211,173
4.88%, 02/10/26	7,640	7,628,559
4.88%, 02/10/28	6,661	6,660,327
4.90%, 07/29/45	3,466	3,018,266
4.90%, 08/05/52	4,210	3,584,353
4.95%, 03/25/60	4,499	3,791,112
5.00%, 02/21/31	2,880	2,876,156
5.05%, 08/05/62	4,056	3,410,420
5.13%, 02/10/30	5,880	5,930,149
5.15%, 02/21/34	2,175	2,155,886
5.20%, 02/10/33	8,755	8,713,531
5.60%, 02/21/54	1,610	1,525,904
5.63%, 02/10/43	4,500	4,358,441
5.70%, 02/10/53	7,250	6,928,458
5.90%, 02/10/63	5,370	5,191,377
79
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
KLA Corp.
3.30%, 03/01/50	$3,738	$2,763,436
4.10%, 03/15/29	6,123	6,091,609
4.65%, 07/15/32	2,475	2,501,839
4.70%, 02/01/34	1,530	1,538,283
4.95%, 07/15/52	6,255	6,062,833
5.00%, 03/15/49	2,149	2,084,909
5.25%, 07/15/62	3,545	3,542,550
Lam Research Corp.
1.90%, 06/15/30	4,740	4,145,296
2.88%, 06/15/50	4,419	3,022,193
3.13%, 06/15/60	3,206	2,153,945
3.75%, 03/15/26	6,095	6,031,673
4.00%, 03/15/29	4,716	4,661,149
4.88%, 03/15/49	3,575	3,425,783
Marvell Technology Inc.
1.65%, 04/15/26	3,690	3,514,851
2.45%, 04/15/28	4,102	3,792,732
2.95%, 04/15/31	3,230	2,884,911
4.88%, 06/22/28	1,420	1,425,817
5.75%, 02/15/29	1,195	1,246,464
5.95%, 09/15/33	1,515	1,609,778
Microchip Technology Inc.
4.25%, 09/01/25	6,115	6,068,152
5.05%, 03/15/29	3,005	3,064,418
Micron Technology Inc.
2.70%, 04/15/32	4,517	3,867,429
3.37%, 11/01/41	2,565	1,929,180
3.48%, 11/01/51	2,665	1,892,571
4.19%, 02/15/27	4,419	4,374,936
4.66%, 02/15/30	3,882	3,872,719
4.98%, 02/06/26	3,421	3,431,324
5.30%, 01/15/31	2,235	2,291,141
5.33%, 02/06/29	3,159	3,235,648
5.38%, 04/15/28	2,750	2,813,829
5.88%, 02/09/33	2,910	3,061,978
5.88%, 09/15/33	4,315	4,543,381
6.75%, 11/01/29	5,540	6,025,681
NVIDIA Corp.
1.55%, 06/15/28	8,880	8,131,845
2.00%, 06/15/31	6,043	5,283,381
2.85%, 04/01/30	5,852	5,487,067
3.20%, 09/16/26	5,017	4,928,762
3.50%, 04/01/40	4,818	4,166,132
3.50%, 04/01/50	9,097	7,360,619
3.70%, 04/01/60	3,030	2,456,741
NXP BV/NXP Funding LLC
5.35%, 03/01/26	3,730	3,752,792
5.55%, 12/01/28	2,622	2,706,278
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	4,684	4,048,523
2.65%, 02/15/32	4,541	3,895,528
3.13%, 02/15/42	3,025	2,212,693
3.15%, 05/01/27	2,885	2,781,938
3.25%, 05/11/41	4,035	3,058,727
3.25%, 11/30/51	2,435	1,672,141
3.40%, 05/01/30	4,483	4,194,094
3.88%, 06/18/26	4,175	4,116,395
4.30%, 06/18/29	5,219	5,148,375
4.40%, 06/01/27	1,350	1,345,807
5.00%, 01/15/33	5,535	5,534,793
Security	Par (000)	Value
Semiconductors (continued)
Qorvo Inc., 4.38%, 10/15/29	$5,360	$5,164,047
Qualcomm Inc.
1.30%, 05/20/28	5,285	4,760,814
1.65%, 05/20/32	5,953	4,877,370
2.15%, 05/20/30	7,395	6,615,313
3.25%, 05/20/27	9,312	9,085,695
3.25%, 05/20/50	4,924	3,616,867
4.25%, 05/20/32	2,796	2,757,668
4.30%, 05/20/47	5,965	5,312,091
4.50%, 05/20/52	4,975	4,475,637
4.65%, 05/20/35	5,997	6,046,755
4.80%, 05/20/45	6,121	5,908,624
5.40%, 05/20/33(c)	3,580	3,832,593
6.00%, 05/20/53	4,560	5,096,057
Skyworks Solutions Inc.
1.80%, 06/01/26	4,615	4,379,901
3.00%, 06/01/31	3,160	2,765,306
Texas Instruments Inc.
1.13%, 09/15/26	1,675	1,575,714
1.75%, 05/04/30	5,630	4,933,637
1.90%, 09/15/31	3,195	2,752,807
2.25%, 09/04/29	3,963	3,625,725
2.70%, 09/15/51	2,325	1,545,966
2.90%, 11/03/27	4,166	4,011,735
3.65%, 08/16/32	3,420	3,263,701
3.88%, 03/15/39	4,198	3,855,821
4.10%, 08/16/52	1,621	1,400,794
4.15%, 05/15/48	7,786	6,818,333
4.60%, 02/08/27	1,535	1,550,623
4.60%, 02/15/28	4,085	4,144,610
4.60%, 02/08/29(c)	1,645	1,677,168
4.85%, 02/08/34	1,235	1,273,307
4.90%, 03/14/33	2,500	2,590,864
5.00%, 03/14/53	3,345	3,307,788
5.05%, 05/18/63	3,760	3,691,450
5.15%, 02/08/54	1,215	1,228,747
TSMC Arizona Corp.
1.75%, 10/25/26	8,960	8,450,384
2.50%, 10/25/31	9,570	8,346,848
3.13%, 10/25/41	6,460	5,206,662
3.25%, 10/25/51	5,030	3,886,151
3.88%, 04/22/27	2,365	2,329,287
4.13%, 04/22/29	1,235	1,225,078
4.25%, 04/22/32	1,925	1,902,924
4.50%, 04/22/52(c)	1,615	1,560,535
Xilinx Inc., 2.38%, 06/01/30	4,796	4,307,929
		749,099,807
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	2,924	2,653,773
3.48%, 12/01/27	3,361	3,244,788
4.20%, 05/01/30	2,145	2,078,576
		7,977,137
Software — 0.6%
Adobe Inc.
2.15%, 02/01/27	5,506	5,256,640
2.30%, 02/01/30	7,146	6,487,826
4.80%, 04/04/29	2,700	2,769,657
4.85%, 04/04/27	2,550	2,591,378
4.95%, 04/04/34	1,985	2,050,054
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Atlassian Corp.
5.25%, 05/15/29	$1,900	$1,943,570
5.50%, 05/15/34	1,460	1,495,637
Autodesk Inc.
2.40%, 12/15/31	4,868	4,192,009
2.85%, 01/15/30(c)	3,112	2,861,795
3.50%, 06/15/27	4,055	3,960,883
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	5,311	4,621,361
2.90%, 12/01/29	4,773	4,381,087
3.40%, 06/27/26	3,472	3,393,390
Concentrix Corp.
6.60%, 08/02/28(c)	3,850	4,037,474
6.65%, 08/02/26	3,610	3,712,249
6.85%, 08/02/33(c)	3,495	3,651,792
Electronic Arts Inc.
1.85%, 02/15/31(c)	4,447	3,768,837
2.95%, 02/15/51	3,453	2,361,702
4.80%, 03/01/26	4,202	4,204,383
Fidelity National Information Services Inc.
1.15%, 03/01/26	7,393	7,018,257
1.65%, 03/01/28	3,959	3,585,226
2.25%, 03/01/31(c)	60	51,936
3.10%, 03/01/41	3,830	2,882,234
3.75%, 05/21/29	1,480	1,435,002
4.50%, 08/15/46	1,262	1,076,874
5.10%, 07/15/32(c)	3,040	3,113,230
Fiserv Inc.
2.25%, 06/01/27	3,035	2,864,236
2.65%, 06/01/30	6,139	5,542,558
3.20%, 07/01/26	8,634	8,431,151
3.50%, 07/01/29	11,655	11,161,828
4.20%, 10/01/28	5,592	5,528,560
4.40%, 07/01/49	8,800	7,542,828
4.75%, 03/15/30	2,150	2,173,731
5.15%, 03/15/27	2,510	2,553,189
5.15%, 08/12/34	2,150	2,171,817
5.35%, 03/15/31	2,640	2,737,859
5.38%, 08/21/28	3,280	3,388,261
5.45%, 03/02/28	3,799	3,917,277
5.45%, 03/15/34	2,400	2,473,460
5.60%, 03/02/33	2,190	2,292,598
5.63%, 08/21/33	3,250	3,400,206
Intuit Inc.
1.35%, 07/15/27	3,319	3,069,931
1.65%, 07/15/30	5,112	4,390,373
5.13%, 09/15/28	4,165	4,301,415
5.20%, 09/15/33	4,095	4,266,912
5.25%, 09/15/26	2,985	3,043,804
5.50%, 09/15/53	2,485	2,610,461
Microsoft Corp.
1.35%, 09/15/30	3,755	3,227,401
2.40%, 08/08/26	16,325	15,824,964
2.50%, 09/15/50	8,953	5,896,860
2.53%, 06/01/50	30,850	20,566,216
2.68%, 06/01/60	15,502	10,033,193
2.92%, 03/17/52	24,981	17,906,204
3.04%, 03/17/62	7,629	5,347,702
3.13%, 11/03/25	9,091	8,971,776
3.30%, 02/06/27	15,230	14,994,123
3.40%, 09/15/26	6,005	5,926,297
Security	Par (000)	Value
Software (continued)
3.40%, 06/15/27	$3,315	$3,266,181
3.45%, 08/08/36	8,026	7,336,497
3.50%, 02/12/35	11,611	10,927,116
3.50%, 11/15/42	4,230	3,657,328
3.70%, 08/08/46	4,050	3,495,663
3.75%, 02/12/45	2,265	2,005,981
3.95%, 08/08/56	1,500	1,294,360
4.00%, 02/12/55	2,295	2,047,984
4.10%, 02/06/37	3,691	3,622,295
4.20%, 11/03/35	2,195	2,194,714
4.25%, 02/06/47	2,137	2,064,677
4.45%, 11/03/45	3,896	3,844,886
4.50%, 10/01/40	3,295	3,335,068
4.50%, 06/15/47	4,113	3,966,326
4.50%, 02/06/57	1,430	1,391,167
5.20%, 06/01/39	1,710	1,859,509
5.30%, 02/08/41(c)	3,035	3,474,496
Oracle Corp.
1.65%, 03/25/26	10,095	9,639,285
2.30%, 03/25/28	9,795	9,093,237
2.65%, 07/15/26	13,830	13,353,955
2.80%, 04/01/27	9,627	9,251,942
2.88%, 03/25/31	12,576	11,247,150
2.95%, 04/01/30	13,495	12,381,572
3.25%, 11/15/27	9,492	9,169,943
3.25%, 05/15/30	1,784	1,664,454
3.60%, 04/01/40	14,240	11,456,431
3.60%, 04/01/50	17,968	13,118,746
3.65%, 03/25/41	8,833	7,051,681
3.80%, 11/15/37	8,538	7,337,193
3.85%, 07/15/36	6,162	5,416,586
3.85%, 04/01/60	13,956	10,046,652
3.90%, 05/15/35	5,460	4,930,798
3.95%, 03/25/51	13,242	10,227,135
4.00%, 07/15/46	11,769	9,358,577
4.00%, 11/15/47	9,143	7,226,005
4.10%, 03/25/61	6,495	4,915,605
4.13%, 05/15/45	8,654	7,064,424
4.30%, 07/08/34	7,607	7,194,301
4.38%, 05/15/55	5,219	4,288,344
4.50%, 05/06/28	2,520	2,530,979
4.50%, 07/08/44	3,898	3,380,314
4.65%, 05/06/30	2,395	2,410,325
4.90%, 02/06/33	5,215	5,221,294
5.38%, 07/15/40	8,489	8,398,191
5.55%, 02/06/53	8,755	8,673,860
5.80%, 11/10/25	2,345	2,376,094
6.13%, 07/08/39	6,178	6,666,996
6.15%, 11/09/29	5,770	6,178,618
6.25%, 11/09/32	7,937	8,647,030
6.50%, 04/15/38	7,445	8,303,963
6.90%, 11/09/52	9,830	11,443,573
Roper Technologies Inc.
1.00%, 09/15/25	4,076	3,920,650
1.40%, 09/15/27	3,361	3,077,884
1.75%, 02/15/31	4,733	3,950,516
2.00%, 06/30/30	3,319	2,879,706
2.95%, 09/15/29	3,708	3,449,858
3.80%, 12/15/26	4,222	4,157,647
3.85%, 12/15/25	3,091	3,063,103
4.20%, 09/15/28	5,024	4,982,922
81
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 10/15/29	$1,405	$1,402,522
4.75%, 02/15/32	2,170	2,168,454
4.90%, 10/15/34	4,495	4,455,671
Salesforce Inc.
1.50%, 07/15/28	3,455	3,131,882
1.95%, 07/15/31	5,532	4,724,017
2.70%, 07/15/41	4,450	3,262,322
2.90%, 07/15/51	6,940	4,708,914
3.05%, 07/15/61	4,820	3,124,709
3.70%, 04/11/28	9,746	9,595,556
ServiceNow Inc., 1.40%, 09/01/30	8,439	7,164,582
Take-Two Interactive Software Inc.
3.70%, 04/14/27	4,685	4,593,565
4.00%, 04/14/32	2,938	2,790,747
4.95%, 03/28/28	3,975	4,029,131
5.00%, 03/28/26	5,540	5,567,561
5.40%, 06/12/29	2,175	2,239,134
5.60%, 06/12/34	1,505	1,554,691
VMware LLC
1.40%, 08/15/26	5,432	5,109,706
1.80%, 08/15/28	3,369	3,037,012
2.20%, 08/15/31	2,643	2,235,015
3.90%, 08/21/27	4,381	4,306,383
4.65%, 05/15/27	4,581	4,589,365
4.70%, 05/15/30	3,525	3,520,402
Workday Inc.
3.50%, 04/01/27	4,450	4,352,584
3.70%, 04/01/29	3,443	3,329,238
3.80%, 04/01/32	4,920	4,622,931
		732,009,555
Telecommunications — 1.1%
America Movil SAB de CV
2.88%, 05/07/30	4,495	4,092,330
3.63%, 04/22/29	7,506	7,198,710
4.38%, 07/16/42	4,815	4,257,486
4.38%, 04/22/49(c)	5,676	4,972,524
4.70%, 07/21/32	4,815	4,766,316
6.13%, 11/15/37	4,560	4,961,192
6.13%, 03/30/40	8,592	9,235,520
6.38%, 03/01/35	5,763	6,393,204
AT&T Inc.
1.65%, 02/01/28	15,016	13,689,092
1.70%, 03/25/26	7,871	7,527,863
2.25%, 02/01/32(c)	13,146	11,085,517
2.30%, 06/01/27	7,097	6,711,912
2.55%, 12/01/33	15,723	13,006,656
2.75%, 06/01/31	12,016	10,650,048
2.95%, 07/15/26	3,601	3,502,452
3.10%, 02/01/43(c)	2,710	2,021,676
3.30%, 02/01/52	2,690	1,873,446
3.50%, 06/01/41	13,085	10,453,661
3.50%, 09/15/53	34,516	24,544,261
3.50%, 02/01/61	2,395	1,646,442
3.55%, 09/15/55	31,108	21,977,322
3.65%, 06/01/51	11,141	8,250,386
3.65%, 09/15/59	27,422	19,286,817
3.80%, 02/15/27	3,179	3,132,935
3.80%, 12/01/57	25,261	18,501,839
3.85%, 06/01/60	7,005	5,131,557
3.88%, 01/15/26	4,124	4,079,582
4.10%, 02/15/28	2,955	2,920,237
Security	Par (000)	Value
Telecommunications (continued)
4.25%, 03/01/27	$3,264	$3,251,602
4.30%, 02/15/30	13,962	13,808,418
4.30%, 12/15/42	4,313	3,746,293
4.35%, 03/01/29	13,519	13,474,144
4.35%, 06/15/45	3,790	3,270,979
4.50%, 05/15/35	13,594	12,965,490
4.50%, 03/09/48	5,630	4,859,873
4.55%, 03/09/49	4,179	3,617,690
4.65%, 06/01/44	3,574	3,171,775
4.75%, 05/15/46	4,151	3,752,824
4.80%, 06/15/44	1,140	1,035,841
4.85%, 03/01/39	12,962	12,466,976
4.85%, 07/15/45	2,524	2,308,221
4.90%, 08/15/37	4,673	4,548,554
5.15%, 03/15/42	650	631,165
5.15%, 11/15/46	2,301	2,206,194
5.15%, 02/15/50	2,027	1,939,305
5.25%, 03/01/37	2,920	2,939,783
5.35%, 09/01/40	1,333	1,324,260
5.40%, 02/15/34	10,865	11,218,688
5.45%, 03/01/47	2,427	2,430,876
5.54%, 02/20/26	1,195	1,195,140
5.55%, 08/15/41	2,662	2,692,990
5.65%, 02/15/47	962	995,302
5.70%, 03/01/57	1,606	1,604,764
6.00%, 08/15/40	2,174	2,281,645
6.30%, 01/15/38	895	997,783
6.38%, 03/01/41	1,719	1,876,767
6.55%, 02/15/39	660	738,816
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	3,850	2,901,770
4.30%, 07/29/49	2,895	2,450,285
4.46%, 04/01/48	5,451	4,735,387
5.10%, 05/11/33	4,305	4,342,737
5.20%, 02/15/34	2,195	2,232,406
5.55%, 02/15/54	2,510	2,541,028
Series US-4, 3.65%, 03/17/51	3,039	2,299,475
Series US-5, 2.15%, 02/15/32	3,345	2,782,893
Series US-6, 3.20%, 02/15/52	2,205	1,521,964
British Telecommunications PLC
5.13%, 12/04/28	4,433	4,525,952
9.63%, 12/15/30	10,431	13,093,429
Cisco Systems Inc.
2.50%, 09/20/26	5,682	5,500,661
2.95%, 02/28/26	4,905	4,810,400
4.80%, 02/26/27	6,375	6,478,443
4.85%, 02/26/29	8,856	9,099,477
4.90%, 02/26/26	4,440	4,483,095
4.95%, 02/26/31	5,505	5,690,496
5.05%, 02/26/34	6,730	6,971,396
5.30%, 02/26/54	6,105	6,297,320
5.35%, 02/26/64	3,975	4,104,630
5.50%, 01/15/40	8,446	8,946,385
5.90%, 02/15/39	10,335	11,435,010
Corning Inc.
3.90%, 11/15/49	2,293	1,833,234
4.38%, 11/15/57	4,152	3,421,897
4.70%, 03/15/37	2,137	2,070,002
4.75%, 03/15/42	2,390	2,208,209
5.35%, 11/15/48	2,364	2,336,209
Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.45%, 11/15/79	$3,733	$3,624,790
5.75%, 08/15/40	1,797	1,856,202
5.85%, 11/15/68	2,137	2,209,719
Deutsche Telekom International Finance BV
8.75%, 06/15/30(f)	15,245	18,314,923
9.25%, 06/01/32	3,742	4,752,793
Juniper Networks Inc.
1.20%, 12/10/25	2,030	1,937,373
2.00%, 12/10/30	2,961	2,512,571
3.75%, 08/15/29	2,711	2,598,457
5.95%, 03/15/41	1,719	1,754,991
Koninklijke KPN NV, 8.38%, 10/01/30	1,592	1,881,803
Motorola Solutions Inc.
2.30%, 11/15/30	2,881	2,512,495
2.75%, 05/24/31	4,740	4,186,850
4.60%, 02/23/28	4,060	4,072,960
4.60%, 05/23/29	5,291	5,304,164
5.00%, 04/15/29	2,695	2,746,383
5.40%, 04/15/34	2,460	2,534,809
5.50%, 09/01/44	1,448	1,463,324
5.60%, 06/01/32	3,010	3,142,507
Nokia OYJ
4.38%, 06/12/27	3,698	3,657,948
6.63%, 05/15/39	2,546	2,691,839
Orange SA
5.38%, 01/13/42	3,999	3,986,249
5.50%, 02/06/44	3,414	3,458,067
9.00%, 03/01/31	11,995	14,730,838
Rogers Communications Inc.
2.90%, 11/15/26	3,912	3,772,663
3.20%, 03/15/27	3,510	3,396,108
3.63%, 12/15/25	4,488	4,418,853
3.70%, 11/15/49	4,808	3,563,851
3.80%, 03/15/32	4,495	4,142,945
4.30%, 02/15/48	3,352	2,755,739
4.35%, 05/01/49	5,453	4,522,311
4.50%, 03/15/42	3,360	2,956,977
4.50%, 03/15/43	2,263	1,966,289
4.55%, 03/15/52	6,570	5,565,791
5.00%, 02/15/29	4,256	4,306,332
5.00%, 03/15/44	4,183	3,880,393
5.30%, 02/15/34	4,855	4,895,338
5.45%, 10/01/43	2,743	2,670,009
7.50%, 08/15/38	2,401	2,874,166
Sprint Capital Corp.
6.88%, 11/15/28	2,560	2,774,756
8.75%, 03/15/32	8,190	10,089,656
Sprint LLC, 7.63%, 03/01/26	2,815	2,903,368
Telefonica Emisiones SA
4.10%, 03/08/27	3,994	3,950,007
4.67%, 03/06/38	2,456	2,265,630
4.90%, 03/06/48	5,248	4,657,023
5.21%, 03/08/47	9,990	9,231,848
5.52%, 03/01/49	5,167	4,998,750
7.05%, 06/20/36	8,339	9,486,274
Telefonica Europe BV, 8.25%, 09/15/30	6,038	7,047,431
TELUS Corp.
2.80%, 02/16/27	3,620	3,468,719
3.40%, 05/13/32	4,645	4,180,921
3.70%, 09/15/27	4,263	4,155,070
4.30%, 06/15/49	1,942	1,591,890
Security	Par (000)	Value
Telecommunications (continued)
4.60%, 11/16/48	$3,567	$3,084,852
T-Mobile USA Inc.
1.50%, 02/15/26	4,223	4,034,680
2.05%, 02/15/28	8,730	8,042,701
2.25%, 02/15/26	9,466	9,148,721
2.25%, 11/15/31	5,649	4,792,149
2.40%, 03/15/29	2,658	2,427,315
2.55%, 02/15/31	11,434	10,039,856
2.63%, 04/15/26	7,163	6,941,498
2.63%, 02/15/29	7,570	6,983,601
2.70%, 03/15/32	4,990	4,326,027
2.88%, 02/15/31	5,800	5,196,631
3.00%, 02/15/41	10,641	7,944,566
3.30%, 02/15/51	12,694	8,978,374
3.38%, 04/15/29	6,675	6,344,711
3.40%, 10/15/52	12,080	8,597,078
3.50%, 04/15/31	8,635	8,020,991
3.60%, 11/15/60	7,818	5,560,459
3.75%, 04/15/27	15,962	15,667,507
3.88%, 04/15/30	27,762	26,707,083
4.38%, 04/15/40	8,995	8,115,684
4.50%, 04/15/50	11,947	10,358,269
4.75%, 02/01/28	8,905	8,925,553
4.80%, 07/15/28	5,570	5,632,880
4.85%, 01/15/29	3,405	3,451,772
4.95%, 03/15/28	5,535	5,617,764
5.05%, 07/15/33	11,742	11,884,711
5.15%, 04/15/34	3,510	3,570,344
5.20%, 01/15/33	2,245	2,295,320
5.38%, 04/15/27	5,075	5,098,708
5.50%, 01/15/55	2,020	2,035,893
5.65%, 01/15/53	7,115	7,297,900
5.75%, 01/15/34	5,555	5,894,934
5.75%, 01/15/54	5,945	6,184,519
5.80%, 09/15/62	2,345	2,423,412
6.00%, 06/15/54	2,360	2,547,412
Verizon Communications Inc.
0.85%, 11/20/25	9,671	9,244,140
1.45%, 03/20/26	7,966	7,592,668
1.50%, 09/18/30	4,377	3,711,945
1.68%, 10/30/30	3,888	3,290,354
1.75%, 01/20/31	10,525	8,837,197
2.10%, 03/22/28	13,475	12,475,964
2.36%, 03/15/32	19,762	16,777,828
2.55%, 03/21/31	13,071	11,494,335
2.63%, 08/15/26	9,718	9,393,154
2.65%, 11/20/40	12,263	8,802,661
2.85%, 09/03/41	3,782	2,765,934
2.88%, 11/20/50	12,474	8,240,469
2.99%, 10/30/56	16,379	10,511,842
3.00%, 03/22/27	6,055	5,860,360
3.00%, 11/20/60	10,836	6,813,024
3.15%, 03/22/30	8,469	7,896,402
3.40%, 03/22/41	13,115	10,442,645
3.55%, 03/22/51	19,803	14,907,839
3.70%, 03/22/61	11,435	8,424,181
3.85%, 11/01/42	2,846	2,366,697
3.88%, 02/08/29	5,852	5,717,341
3.88%, 03/01/52	3,900	3,110,565
4.00%, 03/22/50	5,887	4,801,970
4.02%, 12/03/29	14,954	14,636,690
83
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.13%, 03/16/27	$10,243	$10,161,442
4.13%, 08/15/46	3,647	3,081,236
4.27%, 01/15/36	1,580	1,487,963
4.33%, 09/21/28	17,736	17,681,393
4.40%, 11/01/34	10,359	9,949,710
4.50%, 08/10/33	9,832	9,550,825
4.52%, 09/15/48	3,300	2,949,654
4.67%, 03/15/55	2,788	2,533,208
4.75%, 11/01/41	3,153	2,993,407
4.78%, 02/15/35(b)	500	492,982
4.81%, 03/15/39	7,502	7,237,291
4.86%, 08/21/46	9,824	9,290,031
5.01%, 04/15/49	3,285	3,261,406
5.01%, 08/21/54	3,083	2,931,708
5.05%, 05/09/33	2,815	2,865,889
5.25%, 03/16/37	7,442	7,619,590
5.50%, 03/16/47	1,811	1,894,599
5.50%, 02/23/54	2,445	2,506,661
5.85%, 09/15/35	2,277	2,421,520
6.40%, 09/15/33	1,010	1,114,497
6.55%, 09/15/43	4,238	4,874,836
7.75%, 12/01/30	4,892	5,735,163
Vodafone Group PLC
4.25%, 09/17/50	7,909	6,458,421
4.38%, 05/30/28(c)	2,740	2,760,856
4.88%, 06/19/49	5,153	4,654,251
5.00%, 05/30/38	1,753	1,728,965
5.13%, 06/19/59	1,961	1,786,841
5.25%, 05/30/48	2,455	2,348,714
5.63%, 02/10/53	4,595	4,588,698
5.75%, 06/28/54	5,730	5,802,254
5.75%, 02/10/63	1,635	1,619,894
5.88%, 06/28/64	5,085	5,114,385
6.15%, 02/27/37	3,127	3,395,047
6.25%, 11/30/32	2,643	2,897,031
7.88%, 02/15/30	4,040	4,679,070
		1,311,518,012
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	2,674	2,574,256
3.55%, 11/19/26	3,694	3,593,785
3.90%, 11/19/29	4,729	4,522,804
5.10%, 05/15/44	1,896	1,699,599
6.05%, 05/14/34	1,545	1,601,032
6.35%, 03/15/40	2,504	2,627,919
Mattel Inc., 5.45%, 11/01/41	1,095	1,025,038
		17,644,433
Transportation — 0.5%
BNSF Funding Trust I, 6.61%, 12/15/55, (3-mo. LIBOR US + 2.350%)(a)	1,487	1,495,310
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	3,099	2,068,947
3.05%, 02/15/51	2,927	2,040,025
3.25%, 06/15/27	5,516	5,384,652
3.30%, 09/15/51	4,240	3,099,013
3.55%, 02/15/50	3,791	2,940,271
3.65%, 09/01/25	3,462	3,427,645
3.90%, 08/01/46	3,803	3,157,539
4.05%, 06/15/48	3,224	2,722,851
4.13%, 06/15/47	3,425	2,932,555
Security	Par (000)	Value
Transportation (continued)
4.15%, 04/01/45	$4,543	$3,937,743
4.15%, 12/15/48	3,400	2,904,972
4.38%, 09/01/42	1,667	1,511,957
4.40%, 03/15/42	2,792	2,548,934
4.45%, 03/15/43	3,520	3,212,967
4.45%, 01/15/53	2,605	2,336,191
4.55%, 09/01/44	3,818	3,501,345
4.70%, 09/01/45	2,479	2,316,515
4.90%, 04/01/44	3,434	3,310,822
4.95%, 09/15/41	1,863	1,822,934
5.05%, 03/01/41	2,059	2,038,819
5.15%, 09/01/43	3,535	3,545,411
5.20%, 04/15/54	5,220	5,229,746
5.40%, 06/01/41	2,322	2,381,514
5.50%, 03/15/55	4,850	5,073,348
5.75%, 05/01/40	3,736	3,976,495
6.15%, 05/01/37	2,488	2,791,159
6.20%, 08/15/36	1,505	1,690,991
7.00%, 12/15/25	2,944	3,037,980
Canadian National Railway Co.
2.45%, 05/01/50	3,327	2,088,209
2.75%, 03/01/26	5,268	5,142,125
3.20%, 08/02/46	2,874	2,165,149
3.65%, 02/03/48	3,079	2,482,309
3.85%, 08/05/32	3,635	3,451,790
4.40%, 08/05/52	2,550	2,297,229
4.45%, 01/20/49	3,117	2,832,961
5.85%, 11/01/33	1,215	1,325,601
6.13%, 11/01/53	580	676,674
6.20%, 06/01/36	1,480	1,652,883
6.25%, 08/01/34	2,520	2,835,689
6.38%, 11/15/37	2,142	2,447,206
6.90%, 07/15/28	2,085	2,280,072
Canadian Pacific Railway Co.
1.75%, 12/02/26	3,110	2,935,788
2.05%, 03/05/30	2,861	2,524,340
2.45%, 12/02/31	3,165	2,739,627
2.88%, 11/15/29	3,423	3,182,313
3.00%, 12/02/41	4,182	3,172,001
3.10%, 12/02/51	7,442	5,178,638
3.50%, 05/01/50	2,930	2,212,088
4.00%, 06/01/28	3,265	3,218,549
4.20%, 11/15/69	2,162	1,716,491
4.30%, 05/15/43	1,756	1,554,784
4.70%, 05/01/48	2,625	2,399,321
4.80%, 09/15/35	1,428	1,405,873
4.80%, 08/01/45	2,332	2,180,320
4.95%, 08/15/45	1,992	1,885,408
5.95%, 05/15/37	1,653	1,765,544
6.13%, 09/15/2115	3,624	3,861,998
7.13%, 10/15/31	1,498	1,711,420
CH Robinson Worldwide Inc., 4.20%, 04/15/28	4,460	4,412,832
CSX Corp.
2.40%, 02/15/30	2,918	2,640,168
2.50%, 05/15/51(c)	1,666	1,032,454
2.60%, 11/01/26	5,553	5,359,603
3.25%, 06/01/27(c)	6,456	6,295,468
3.35%, 11/01/25	6,409	6,317,089
3.35%, 09/15/49	2,804	2,066,680
3.80%, 03/01/28	3,791	3,736,220
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.80%, 11/01/46	$3,594	$2,911,064
3.80%, 04/15/50	2,636	2,128,332
3.95%, 05/01/50	2,771	2,286,637
4.10%, 11/15/32	3,111	3,014,062
4.10%, 03/15/44	3,818	3,299,221
4.25%, 03/15/29	5,120	5,113,757
4.25%, 11/01/66	2,513	2,060,231
4.30%, 03/01/48	3,810	3,323,135
4.40%, 03/01/43	1,730	1,559,865
4.50%, 03/15/49	1,981	1,771,748
4.50%, 11/15/52	3,446	3,105,486
4.50%, 08/01/54	1,274	1,134,954
4.65%, 03/01/68	2,060	1,825,865
4.75%, 05/30/42	2,605	2,463,877
4.75%, 11/15/48	2,946	2,747,007
5.20%, 11/15/33	3,430	3,566,283
5.50%, 04/15/41	2,214	2,282,446
6.00%, 10/01/36	2,147	2,358,573
6.15%, 05/01/37	2,810	3,128,829
6.22%, 04/30/40	3,038	3,379,849
FedEx Corp.
2.40%, 05/15/31(c)	3,990	3,505,497
3.10%, 08/05/29	6,009	5,650,448
3.25%, 04/01/26	6,552	6,425,842
3.25%, 05/15/41	2,755	2,109,383
3.40%, 02/15/28	3,372	3,265,743
3.88%, 08/01/42	1,825	1,487,269
3.90%, 02/01/35	2,510	2,318,384
4.05%, 02/15/48	2,985	2,411,574
4.10%, 04/15/43	2,565	2,145,014
4.10%, 02/01/45	2,545	2,094,953
4.20%, 10/17/28	929	922,720
4.25%, 05/15/30	2,540	2,519,328
4.40%, 01/15/47	4,885	4,148,438
4.55%, 04/01/46	5,085	4,445,636
4.75%, 11/15/45	6,437	5,789,228
4.90%, 01/15/34	2,700	2,728,585
4.95%, 10/17/48	2,616	2,410,486
5.10%, 01/15/44	3,247	3,113,596
5.25%, 05/15/50(c)	5,056	4,888,447
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	5,879	5,030,923
JB Hunt Transport Services Inc., 3.88%, 03/01/26	5,057	4,997,064
Kirby Corp., 4.20%, 03/01/28	3,117	3,060,491
Norfolk Southern Corp.
2.30%, 05/15/31(c)	2,890	2,525,264
2.55%, 11/01/29	2,556	2,338,282
2.90%, 06/15/26	4,203	4,088,992
2.90%, 08/25/51	2,508	1,650,474
3.00%, 03/15/32	3,040	2,727,458
3.05%, 05/15/50	3,927	2,699,659
3.15%, 06/01/27	1,819	1,759,641
3.16%, 05/15/55	3,401	2,283,914
3.40%, 11/01/49	1,424	1,045,416
3.70%, 03/15/53	2,206	1,685,078
3.80%, 08/01/28	2,909	2,856,966
3.94%, 11/01/47	3,259	2,648,088
3.95%, 10/01/42	2,372	2,004,237
4.05%, 08/15/52	3,804	3,104,880
4.10%, 05/15/49	1,760	1,456,910
Security	Par (000)	Value
Transportation (continued)
4.10%, 05/15/2121	$2,665	$2,031,382
4.15%, 02/28/48	3,255	2,748,610
4.45%, 03/01/33	2,304	2,270,200
4.45%, 06/15/45	2,392	2,132,367
4.55%, 06/01/53	2,825	2,499,842
4.65%, 01/15/46	2,229	2,037,069
4.84%, 10/01/41	2,917	2,786,681
5.05%, 08/01/30	3,505	3,616,857
5.10%, 12/31/49	1,425	1,280,255
5.35%, 08/01/54	3,015	3,024,593
5.55%, 03/15/34	2,587	2,735,267
5.95%, 03/15/64	3,002	3,249,679
7.80%, 05/15/27	2,282	2,474,301
Ryder System Inc.
1.75%, 09/01/26	2,575	2,432,064
2.85%, 03/01/27	2,475	2,375,487
2.90%, 12/01/26	2,785	2,685,404
3.35%, 09/01/25	2,015	1,984,364
4.30%, 06/15/27	2,070	2,054,996
4.95%, 09/01/29	900	908,442
5.25%, 06/01/28	2,922	2,982,755
5.30%, 03/15/27	1,693	1,720,187
5.38%, 03/15/29	2,485	2,558,096
5.50%, 06/01/29	535	553,619
5.65%, 03/01/28	3,091	3,190,986
6.30%, 12/01/28	2,100	2,239,990
6.60%, 12/01/33	2,605	2,881,389
Union Pacific Corp.
2.15%, 02/05/27	3,283	3,125,325
2.38%, 05/20/31(c)	3,710	3,285,226
2.40%, 02/05/30	4,510	4,101,701
2.75%, 03/01/26	5,142	5,015,046
2.80%, 02/14/32	6,432	5,769,449
2.89%, 04/06/36	3,295	2,779,360
2.95%, 03/10/52	3,740	2,560,244
2.97%, 09/16/62	3,630	2,280,303
3.00%, 04/15/27	3,675	3,561,484
3.20%, 05/20/41	4,600	3,632,629
3.25%, 02/05/50	7,516	5,509,768
3.35%, 08/15/46	1,791	1,350,157
3.38%, 02/01/35	2,226	1,991,452
3.38%, 02/14/42	2,680	2,142,204
3.50%, 02/14/53	5,305	4,017,909
3.55%, 08/15/39	2,685	2,299,435
3.55%, 05/20/61	2,679	1,933,393
3.60%, 09/15/37	2,741	2,408,315
3.70%, 03/01/29	4,473	4,384,131
3.75%, 02/05/70	2,760	2,029,715
3.80%, 10/01/51	4,313	3,459,776
3.80%, 04/06/71	2,875	2,136,185
3.84%, 03/20/60	6,191	4,795,203
3.85%, 02/14/72	2,135	1,616,546
3.88%, 02/01/55	2,000	1,594,601
3.95%, 09/10/28	5,829	5,785,860
3.95%, 08/15/59	2,526	2,016,171
4.00%, 04/15/47	2,544	2,120,619
4.05%, 11/15/45(c)	2,976	2,538,938
4.05%, 03/01/46	2,685	2,276,142
4.10%, 09/15/67	2,251	1,794,660
4.30%, 03/01/49(c)	3,006	2,624,746
4.50%, 01/20/33	5,655	5,650,632
85
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.50%, 09/10/48	$1,998	$1,809,966
4.75%, 02/21/26	6,710	6,741,362
4.95%, 09/09/52	175	170,919
4.95%, 05/15/53	2,250	2,197,007
5.15%, 01/20/63	1,733	1,692,115
6.63%, 02/01/29	2,915	3,194,959
United Parcel Service Inc.
2.40%, 11/15/26	3,297	3,163,073
2.50%, 09/01/29	2,835	2,611,074
3.05%, 11/15/27	6,861	6,614,969
3.40%, 03/15/29	4,551	4,397,058
3.40%, 11/15/46	3,411	2,670,101
3.40%, 09/01/49	3,216	2,434,843
3.63%, 10/01/42	2,010	1,642,411
3.75%, 11/15/47	4,057	3,228,792
4.25%, 03/15/49	2,748	2,373,040
4.45%, 04/01/30	2,372	2,395,385
4.88%, 03/03/33	3,375	3,450,025
4.88%, 11/15/40	1,793	1,745,087
5.05%, 03/03/53	4,540	4,444,101
5.15%, 05/22/34	3,555	3,684,202
5.20%, 04/01/40	1,894	1,912,480
5.30%, 04/01/50	5,677	5,741,335
5.50%, 05/22/54	3,815	3,966,435
5.60%, 05/22/64	3,360	3,503,559
6.20%, 01/15/38	6,727	7,554,165
Walmart Inc.
1.05%, 09/17/26	7,370	6,943,936
1.50%, 09/22/28	5,588	5,094,141
1.80%, 09/22/31	8,237	7,066,986
3.95%, 09/09/27	3,665	3,669,494
		627,582,321
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	2,041	1,684,190
3.10%, 06/01/51	1,775	1,179,383
3.25%, 09/15/26	2,896	2,808,355
3.50%, 03/15/28	1,997	1,915,020
3.50%, 06/01/32	1,913	1,723,791
3.85%, 03/30/27	2,592	2,541,193
4.00%, 06/30/30	2,050	1,978,547
4.55%, 11/07/28	2,013	2,015,785
4.70%, 04/01/29	3,282	3,283,851
4.90%, 03/15/33	2,045	2,020,009
5.20%, 03/15/44	1,147	1,087,782
5.40%, 03/15/27	885	900,960
5.45%, 09/15/33	2,710	2,780,355
6.05%, 03/15/34	2,462	2,615,876
6.05%, 06/05/54	180	188,921
6.90%, 05/01/34	2,035	2,297,187
		31,021,205
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	1,634	1,536,945
3.38%, 01/20/27	1,642	1,562,246
		3,099,191
Water — 0.0%
American Water Capital Corp.
2.30%, 06/01/31	2,685	2,319,276
2.80%, 05/01/30	3,249	2,969,789
Security	Par (000)	Value
Water (continued)
2.95%, 09/01/27	$2,530	$2,437,147
3.25%, 06/01/51	3,471	2,473,661
3.45%, 06/01/29	3,926	3,767,344
3.45%, 05/01/50	3,549	2,647,550
3.75%, 09/01/28	2,417	2,362,578
3.75%, 09/01/47	4,445	3,527,362
4.00%, 12/01/46	2,125	1,765,324
4.15%, 06/01/49	3,306	2,774,129
4.20%, 09/01/48	2,052	1,747,094
4.30%, 12/01/42	1,279	1,132,284
4.30%, 09/01/45	2,231	1,960,508
4.45%, 06/01/32	3,015	2,981,234
5.15%, 03/01/34	1,925	1,977,745
5.45%, 03/01/54	2,225	2,262,470
6.59%, 10/15/37	1,180	1,361,614
Essential Utilities Inc.
2.40%, 05/01/31	2,824	2,435,585
2.70%, 04/15/30	2,611	2,356,087
3.35%, 04/15/50	2,994	2,111,809
3.57%, 05/01/29	1,517	1,455,773
4.28%, 05/01/49	3,245	2,682,898
4.80%, 08/15/27	1,625	1,636,227
5.30%, 05/01/52	2,690	2,585,575
5.38%, 01/15/34	1,075	1,097,707
United Utilities PLC, 6.88%, 08/15/28	1,071	1,153,781
		57,982,551
Total Corporate Bonds & Notes — 25.2% (Cost: $31,467,557,247)		29,691,355,290
Foreign Government Obligations(h)
Canada — 0.1%
Canada Government International Bond
0.75%, 05/19/26	4,235	4,004,410
3.75%, 04/26/28	730	728,774
4.63%, 04/30/29	100	103,508
Export Development Canada
3.00%, 05/25/27	985	962,434
3.88%, 02/14/28	745	745,486
4.13%, 02/13/29	200	202,258
4.38%, 06/29/26	190	190,956
4.75%, 06/05/34	440	465,302
Hydro-Quebec
Series HH, 8.50%, 12/01/29	1,110	1,308,150
Series HK, 9.38%, 04/15/30	1,425	1,767,513
Province of Alberta Canada
1.30%, 07/22/30	6,207	5,323,774
3.30%, 03/15/28(c)	6,585	6,444,013
4.50%, 01/24/34	140	141,985
Province of British Columbia Canada
0.90%, 07/20/26	1,620	1,525,351
1.30%, 01/29/31(c)	4,175	3,525,754
2.25%, 06/02/26	7,075	6,845,227
4.20%, 07/06/33	5,405	5,360,102
4.75%, 06/12/34	5,020	5,184,452
4.80%, 11/15/28	210	217,085
4.90%, 04/24/29	210	218,012
6.50%, 01/15/26(c)	388	398,613
7.25%, 09/01/36	388	485,559
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Manitoba Canada
1.50%, 10/25/28	$360	$326,581
2.13%, 06/22/26	585	564,076
4.30%, 07/27/33	75	74,917
4.90%, 05/31/34	3,010	3,142,781
Province of New Brunswick Canada, 3.63%, 02/24/28	2,216	2,176,341
Province of Ontario Canada
0.63%, 01/21/26	5,077	4,827,575
1.05%, 04/14/26	1,300	1,236,255
1.05%, 05/21/27	1,355	1,252,536
1.13%, 10/07/30	7,547	6,367,784
1.60%, 02/25/31	6,735	5,778,483
1.80%, 10/14/31	3,935	3,376,277
2.00%, 10/02/29	6,525	5,925,861
2.13%, 01/21/32	1,075	939,150
2.30%, 06/15/26	8,775	8,493,038
2.50%, 04/27/26	16,469	16,022,733
3.10%, 05/19/27	6,485	6,337,123
4.20%, 01/18/29	100	100,783
5.05%, 04/24/34	5,440	5,749,847
Province of Quebec Canada
1.35%, 05/28/30	6,513	5,622,461
1.90%, 04/21/31	2,085	1,817,637
2.50%, 04/20/26	6,631	6,452,712
2.75%, 04/12/27	6,292	6,095,883
3.63%, 04/13/28	7,985	7,894,637
4.50%, 04/03/29	20	20,422
4.50%, 09/08/33	175	177,491
Series PD, 7.50%, 09/15/29	5,122	5,919,359
Province of Saskatchewan Canada, 3.25%, 06/08/27	30	29,368
		152,870,829
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31	9,927	8,781,823
2.55%, 01/27/32	9,946	8,674,149
2.55%, 07/27/33	10,428	8,816,773
2.75%, 01/31/27	3,969	3,799,957
3.10%, 05/07/41	11,731	9,000,002
3.10%, 01/22/61	8,545	5,612,760
3.13%, 01/21/26	4,900	4,788,526
3.24%, 02/06/28	9,880	9,473,116
3.25%, 09/21/71	4,263	2,801,032
3.50%, 01/31/34	6,698	6,065,742
3.50%, 01/25/50	10,685	8,065,948
3.63%, 10/30/42	430	347,762
3.86%, 06/21/47	4,998	4,056,704
4.00%, 01/31/52(c)	3,508	2,855,797
4.34%, 03/07/42	5,321	4,790,645
4.85%, 01/22/29	9,085	9,216,868
4.95%, 01/05/36	7,314	7,315,241
5.33%, 01/05/54	3,427	3,390,634
		107,853,479
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	502	519,845
Hong Kong — 0.0%
Hong Kong Government International Bond, 1.75%, 11/24/31(a)(f)	4,500	3,852,909
Security	Par (000)	Value
Hungary — 0.0%
Hungary Government International Bond, 7.63%, 03/29/41	$4,747	$5,600,065
Indonesia — 0.1%
Indonesia Government International Bond
1.85%, 03/12/31	1,435	1,217,053
2.15%, 07/28/31	7,920	6,768,336
2.85%, 02/14/30	7,481	6,881,075
3.05%, 03/12/51	3,955	2,822,766
3.20%, 09/23/61	2,285	1,559,805
3.35%, 03/12/71	3,580	2,491,268
3.40%, 09/18/29	3,820	3,632,497
3.50%, 01/11/28	4,197	4,080,121
3.50%, 02/14/50	3,826	2,981,577
3.55%, 03/31/32	2,375	2,216,897
3.70%, 10/30/49	4,571	3,688,178
3.85%, 10/15/30	9,651	9,303,030
4.10%, 04/24/28	5,585	5,531,423
4.15%, 09/20/27	5,370	5,337,002
4.20%, 10/15/50(c)	7,210	6,312,591
4.30%, 03/31/52	3,565	3,155,368
4.35%, 01/11/48	7,505	6,781,078
4.40%, 03/10/29	1,390	1,388,824
4.45%, 04/15/70	4,375	3,816,873
4.55%, 01/11/28	2,195	2,200,704
4.65%, 09/20/32	6,475	6,475,155
4.70%, 02/10/34	5,260	5,252,110
4.75%, 02/11/29	5,023	5,091,066
4.85%, 01/11/33	3,825	3,868,121
5.10%, 02/10/54(c)	2,360	2,354,002
5.35%, 02/11/49	4,450	4,630,353
5.45%, 09/20/52	2,420	2,522,907
5.65%, 01/11/53	3,450	3,680,005
		116,040,185
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	11,620	10,109,183
2.88%, 03/16/26(c)	4,305	4,150,183
3.25%, 01/17/28	4,035	3,798,391
3.88%, 07/03/50	9,080	6,635,687
4.13%, 01/17/48	2,670	2,055,621
4.50%, 01/17/33	8,120	7,600,828
4.50%, 01/30/43	5,983	5,055,284
4.50%,	4,423	3,243,804
5.38%, 03/12/29	210	211,672
5.50%, 03/12/34	13,770	13,720,492
5.75%, 03/12/54	7,135	6,823,317
State of Israel
2.50%, 01/15/30	3,155	2,747,923
3.38%, 01/15/50	6,783	4,567,722
		70,720,107
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	13,070	12,458,887
2.88%, 10/17/29	8,560	7,860,048
3.88%, 05/06/51	9,675	7,039,580
4.00%, 10/17/49	8,355	6,353,310
5.38%, 06/15/33	7,892	8,036,600
		41,748,425
87
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 0.1%
Japan Bank for International Cooperation
1.25%, 01/21/31	$6,415	$5,395,675
1.63%, 01/20/27	110	103,754
1.88%, 07/21/26	5,540	5,305,250
1.88%, 04/15/31	16,678	14,534,259
2.00%, 10/17/29	4,437	4,019,300
2.13%, 02/16/29(c)	4,745	4,374,805
2.25%, 11/04/26	6,645	6,379,202
2.38%, 04/20/26	5,570	5,399,773
2.75%, 01/21/26	3,390	3,314,784
2.75%, 11/16/27	5,740	5,511,945
2.88%, 06/01/27	5,873	5,689,371
2.88%, 07/21/27	4,647	4,493,899
3.25%, 07/20/28	2,890	2,810,642
3.50%, 10/31/28	3,545	3,476,269
4.25%, 01/26/26	670	668,686
4.25%, 04/27/26	590	589,178
4.38%, 10/05/27	630	635,749
4.38%, 01/24/31	100	101,557
4.63%, 07/19/28	840	858,333
4.63%, 04/17/34	4,000	4,143,066
4.88%, 10/18/28	120	123,988
Japan International Cooperation Agency
1.00%, 07/22/30(c)	2,771	2,321,980
2.13%, 10/20/26	914	874,954
2.75%, 04/27/27	945	911,580
3.25%, 05/25/27	2,630	2,567,315
3.38%, 06/12/28	745	725,583
4.00%, 05/23/28	140	139,541
4.75%, 05/21/29	420	432,504
		85,902,942
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31	11,312	9,599,067
3.25%, 04/16/30	11,150	10,109,154
3.50%, 02/12/34	12,833	10,799,098
3.75%, 01/11/28	9,195	8,887,918
3.77%, 05/24/61	12,786	8,215,059
4.13%, 01/21/26	15,171	15,029,351
4.15%, 03/28/27	10,977	10,826,699
4.28%, 08/14/41	12,966	10,448,783
4.35%, 01/15/47	3,992	3,095,190
4.40%, 02/12/52	6,347	4,808,590
4.50%, 04/22/29	14,185	13,888,331
4.50%, 01/31/50	9,211	7,203,075
4.60%, 01/23/46	12,704	10,167,421
4.60%, 02/10/48	8,576	6,794,235
4.75%, 04/27/32	13,297	12,663,779
4.75%, 03/08/44	16,953	14,093,797
4.88%, 05/19/33	10,088	9,573,860
5.00%, 05/07/29	2,459	2,456,107
5.00%, 04/27/51	12,999	10,791,427
5.40%, 02/09/28	3,337	3,387,744
5.55%, 01/21/45(c)	14,180	13,268,864
5.75%,	11,221	9,585,806
6.00%, 05/07/36	4,548	4,589,868
6.05%, 01/11/40	11,443	11,435,091
6.34%, 05/04/53	12,656	12,408,924
6.35%, 02/09/35	11,655	12,109,975
6.40%, 05/07/54	3,220	3,187,105
6.75%, 09/27/34	11,157	11,952,048
Security	Par (000)	Value
Mexico (continued)
7.50%, 04/08/33	$5,867	$6,662,453
8.30%, 08/15/31	5,886	7,073,072
11.50%, 05/15/26(c)	773	867,050
		275,978,941
Panama — 0.1%
Panama Government International Bond
2.25%, 09/29/32	13,740	10,327,376
3.16%, 01/23/30	7,013	6,093,717
3.30%, 01/19/33	7,375	5,984,774
3.87%, 07/23/60	12,368	7,520,585
3.88%, 03/17/28	5,382	5,079,593
4.30%, 04/29/53	6,984	4,765,606
4.50%, 05/15/47	4,036	2,946,216
4.50%, 04/16/50	10,259	7,285,644
4.50%, 04/01/56	10,370	7,213,243
4.50%, 01/19/63	6,475	4,393,714
6.40%, 02/14/35	9,250	9,221,597
6.70%, 01/26/36	10,426	10,612,763
6.85%, 03/28/54	4,445	4,350,744
6.88%, 01/31/36	2,427	2,486,438
7.13%, 01/29/26	5,347	5,475,314
7.50%, 03/01/31	1,880	2,008,398
7.88%, 03/01/57	527	576,698
8.00%, 03/01/38	4,840	5,330,357
8.88%, 09/30/27	5,786	6,350,644
9.38%, 04/01/29	5,632	6,421,920
		114,445,341
Peru — 0.1%
Peruvian Government International Bond
1.86%, 12/01/32	5,215	4,136,797
2.39%, 01/23/26	1,230	1,185,524
2.78%, 01/23/31	14,729	13,020,482
2.78%, 12/01/60	9,018	5,339,574
2.84%, 06/20/30	3,265	2,954,120
3.00%, 01/15/34	10,250	8,689,956
3.23%, (c)	4,568	2,677,314
3.30%, 03/11/41	4,696	3,661,172
3.55%, 03/10/51	6,668	4,966,612
3.60%, 01/15/72	4,365	2,934,013
4.13%, 08/25/27	3,898	3,848,208
5.38%, 02/08/35	3,590	3,648,435
5.63%, 11/18/50	8,270	8,425,406
5.88%, 08/08/54	5,000	5,214,492
6.55%, 03/14/37	5,051	5,609,068
8.75%, 11/21/33	9,630	12,047,204
		88,358,377
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	705	770,527
Philippine Government International Bond
1.65%, 06/10/31	8,111	6,729,858
1.95%, 01/06/32	2,080	1,731,431
2.46%, 05/05/30	7,004	6,273,643
2.65%, 12/10/45	6,220	4,260,749
2.95%, 05/05/45	5,907	4,269,328
3.00%, 02/01/28	8,741	8,348,073
3.20%, 07/06/46	9,573	7,108,630
3.23%, 03/29/27(c)	2,825	2,744,554
3.56%, 09/29/32	1,938	1,795,111
3.70%, 03/01/41	8,249	6,989,224
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines (continued)
3.70%, 02/02/42	$8,559	$7,241,313
3.75%, 01/14/29	6,616	6,453,780
3.95%, 01/20/40	8,410	7,463,259
4.20%, 03/29/47	4,275	3,717,391
4.63%, 07/17/28	1,815	1,825,730
4.75%, 03/05/35	500	495,642
5.00%, 07/17/33	7,295	7,412,978
5.00%, 01/13/37	5,855	5,963,537
5.17%, 10/13/27	2,809	2,866,736
5.18%, 09/05/49	960	947,910
5.25%, 05/14/34	5,005	5,177,418
5.50%, 03/30/26	7,081	7,180,406
5.50%, 01/17/48(c)	5,390	5,590,081
5.60%, 05/14/49	1,385	1,452,943
5.61%, 04/13/33	2,065	2,181,261
5.95%, 10/13/47	2,690	2,971,311
6.38%, 01/15/32	5,362	5,909,933
6.38%, 10/23/34	8,206	9,232,782
7.75%, 01/14/31	7,053	8,248,658
9.50%, 02/02/30	4,134	5,097,999
		148,452,196
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	11,000	10,822,328
4.63%, 03/18/29	2,840	2,887,640
4.88%, 10/04/33	10,660	10,791,370
5.13%, 09/18/34	9,044	9,260,621
5.50%, 11/16/27	6,596	6,858,954
5.50%, 04/04/53	10,415	10,642,883
5.50%, 03/18/54	8,555	8,719,617
5.75%, 11/16/32	6,780	7,269,141
		67,252,554
South Korea — 0.1%
Export-Import Bank of Korea
0.63%, 02/09/26	260	246,420
0.75%, 09/21/25	985	946,569
1.13%, 12/29/26	2,155	2,005,959
1.25%, 09/21/30	3,485	2,918,377
1.38%, 02/09/31	1,700	1,401,421
1.63%, 01/18/27	2,265	2,130,948
2.13%, 01/18/32(c)	3,025	2,559,586
2.38%, 04/21/27	2,530	2,411,734
2.50%, 06/29/41	5,308	3,876,425
2.63%, 05/26/26	4,572	4,436,090
3.25%, 11/10/25	3,130	3,083,775
3.25%, 08/12/26	2,880	2,820,391
4.25%, 09/15/27	1,397	1,396,341
4.50%, 01/11/29	860	868,966
4.50%, 09/15/32(c)	2,840	2,817,355
4.63%, 01/11/27	1,490	1,501,133
4.63%, 01/11/34(c)	2,550	2,546,976
4.88%, 01/11/26	630	633,670
5.00%, 01/11/28	2,240	2,290,813
5.13%, 09/18/28	1,060	1,093,104
5.13%, 01/11/33	4,560	4,716,238
5.13%, 09/18/33	2,180	2,258,681
5.38%, 09/18/25	762	767,904
Korea Development Bank (The)
0.80%, 04/27/26	1,580	1,491,208
Security	Par (000)	Value
South Korea (continued)
1.38%, 04/25/27	$3,020	$2,805,961
4.00%, 09/08/25	1,290	1,282,778
4.25%, 09/08/32	5,880	5,729,382
4.38%, 02/15/28	2,605	2,615,677
4.38%, 02/15/33	7,378	7,242,777
4.50%, 02/15/29	3,070	3,104,626
4.63%, 02/15/27	430	433,870
5.38%, 10/23/26(c)	1,110	1,132,926
5.38%, 10/23/28	1,060	1,105,450
5.63%, 10/23/33	2,055	2,205,065
Korea International Bond
1.00%, 09/16/30	2,930	2,468,252
1.75%, 10/15/31	3,365	2,870,605
2.50%, 06/19/29	5,255	4,943,626
2.75%, 01/19/27	6,149	5,961,102
3.50%, 09/20/28	2,095	2,056,919
3.88%, 09/20/48	898	792,868
4.13%, 06/10/44	991	921,000
4.50%, 07/03/29	1,770	1,819,320
5.63%, 11/03/25	640	648,556
		101,360,844
Supranational — 0.7%
African Development Bank
0.88%, 03/23/26	6,960	6,618,315
0.88%, 07/22/26	7,858	7,406,104
4.38%, 11/03/27	4,210	4,270,222
4.38%, 03/14/28	4,765	4,844,050
4.63%, 01/04/27	1,710	1,734,255
5.75%, , (5-year CMT + 1.575%)(a)(g)	685	678,150
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)	230	215,873
Asian Development Bank
0.38%, 09/03/25	5,575	5,357,199
0.50%, 02/04/26	9,410	8,934,143
0.75%, 10/08/30	4,219	3,514,441
1.00%, 04/14/26	12,950	12,320,474
1.25%, 06/09/28	2,255	2,053,497
1.50%, 01/20/27	6,795	6,422,312
1.50%, 03/04/31	2,489	2,148,224
1.75%, 08/14/26	3,605	3,453,589
1.75%, 09/19/29	8,332	7,540,030
1.88%, 03/15/29	1,405	1,291,817
1.88%, 01/24/30	8,256	7,472,212
2.00%, 04/24/26	9,300	8,986,737
2.38%, 08/10/27	1,460	1,400,281
2.50%, 11/02/27	7,032	6,749,784
2.63%, 01/12/27	5,924	5,749,988
2.75%, 01/19/28	7,495	7,236,503
3.13%, 08/20/27	5,185	5,080,729
3.13%, 09/26/28	1,329	1,295,381
3.13%, 04/27/32	1,220	1,156,481
3.63%, 08/28/29	740	733,381
3.75%, 04/25/28	8,750	8,727,702
3.88%, 09/28/32(c)	3,055	3,041,140
3.88%, 06/14/33	5,230	5,176,392
4.00%, 01/12/33	14,806	14,791,518
4.13%, 01/12/27(c)	12,170	12,225,684
4.13%, 01/12/34	660	665,708
4.25%, 01/09/26	4,893	4,893,812
4.38%, 03/06/29	7,115	7,277,936
4.50%, 08/25/28	9,575	9,816,548
89
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.88%, 05/21/26	$4,178	$4,231,608
4.88%, 09/26/28	20	20,235
5.82%, 06/16/28	5,920	6,300,866
6.22%, 08/15/27	1,090	1,150,744
6.38%, 10/01/28	1,205	1,300,291
Asian Infrastructure Investment Bank (The)
0.50%, 01/27/26	7,085	6,729,552
3.75%, 09/14/27	3,450	3,436,562
4.00%, 01/18/28	4,289	4,304,166
4.25%, 03/13/34	6,030	6,119,951
4.88%, 09/14/26(c)	2,653	2,696,903
Corp. Andina de Fomento
2.25%, 02/08/27	985	936,205
5.00%, 01/24/29	4,000	4,100,210
Council of Europe Development Bank
0.88%, 09/22/26	220	206,413
3.63%, 01/26/28	960	952,303
3.75%, 05/25/26	4,080	4,054,052
4.13%, 01/24/29	1,025	1,036,222
4.63%, 06/11/27	680	693,187
European Bank for Reconstruction & Development
0.50%, 11/25/25	6,440	6,149,541
0.50%, 01/28/26	1,808	1,717,099
4.13%, 01/25/29	1,255	1,269,328
4.25%, 03/13/34	6,595	6,710,480
4.38%, 03/09/28	995	1,012,622
European Investment Bank
0.38%, 12/15/25	4,370	4,161,481
0.38%, 03/26/26	5,631	5,314,544
0.63%, 10/21/27	832	753,688
0.75%, 10/26/26	7,665	7,163,652
0.75%, 09/23/30	2,185	1,826,070
0.88%, 05/17/30	4,600	3,907,936
1.25%, 02/14/31	11,719	9,979,858
1.38%, 03/15/27	17,250	16,213,288
1.63%, 10/09/29	4,510	4,054,733
1.63%, 05/13/31	605	525,439
1.75%, 03/15/29	7,655	7,000,113
2.13%, 04/13/26	8,055	7,808,775
2.38%, 05/24/27	4,141	3,981,993
3.25%, 11/15/27	2,690	2,643,524
3.63%, 07/15/30	16,405	16,223,219
3.75%, 11/15/29	500	498,723
3.75%, 02/14/33	21,115	20,757,719
3.88%, 03/15/28	4,448	4,455,306
4.00%, 02/15/29	1,350	1,359,713
4.13%, 02/13/34	15,610	15,754,451
4.38%, 03/19/27	570	576,849
4.38%, 10/10/31	1,030	1,060,932
4.50%, 10/16/28	1,175	1,206,056
4.75%, 06/15/29	2,100	2,184,961
4.88%, 02/15/36	7,346	7,863,556
Inter-American Development Bank
0.63%, 09/16/27	2,160	1,961,905
0.88%, 04/20/26	17,835	16,929,718
1.13%, 07/20/28	10,440	9,436,242
1.13%, 01/13/31	12,571	10,612,311
1.50%, 01/13/27	1,150	1,086,983
2.00%, 06/02/26	7,615	7,346,055
2.00%, 07/23/26	5,043	4,856,139
Security	Par (000)	Value
Supranational (continued)
2.25%, 06/18/29	$9,907	$9,228,000
2.38%, 07/07/27	7,639	7,330,445
3.13%, 09/18/28	9,650	9,405,861
3.20%, 08/07/42	4,415	3,715,631
3.50%, 09/14/29	1,915	1,886,154
3.50%, 04/12/33	7,075	6,810,152
3.88%, 10/28/41	6,149	5,687,931
4.00%, 01/12/28	6,196	6,224,278
4.13%, 02/15/29	5,180	5,242,910
4.38%, 02/01/27	3,860	3,898,373
4.38%, 07/17/34	980	1,006,676
4.38%, 01/24/44	3,254	3,188,275
4.50%, 05/15/26(c)	5,005	5,037,077
4.50%, 09/13/33	4,615	4,776,336
Inter-American Investment Corp.
4.13%, 02/15/28	1,310	1,317,849
4.25%, 02/14/29	710	717,956
4.75%, 09/19/28	1,268	1,305,953
International Bank for Reconstruction & Development
0.50%, 10/28/25	25,701	24,606,835
0.65%, 02/10/26	199	187,503
0.75%, 11/24/27	11,955	10,843,583
0.75%, 08/26/30	9,078	7,583,844
0.85%, 02/10/27	90	81,067
0.88%, 07/15/26	9,805	9,255,682
0.88%, 05/14/30	13,540	11,499,846
1.13%, 09/13/28	24,672	22,218,722
1.25%, 02/10/31(c)	15,930	13,538,710
1.38%, 04/20/28	20,290	18,620,970
1.63%, 11/03/31(c)	23,254	19,946,689
1.75%, 10/23/29	12,662	11,442,479
1.88%, 10/27/26	6,185	5,919,554
2.50%, 11/22/27	16,535	15,870,518
2.50%, 03/29/32	3,181	2,891,771
3.13%, 11/20/25	3,551	3,502,928
3.13%, 06/15/27	12,275	12,035,408
3.50%, 07/12/28	17,876	17,675,184
3.63%, 09/21/29	7,520	7,450,043
3.88%, 02/14/30	14,095	14,117,642
3.88%, 08/28/34	40	39,428
4.00%, 08/27/26	610	610,256
4.00%, 07/25/30	5,385	5,427,588
4.00%, 01/10/31	22,119	22,236,385
4.50%, 04/10/31	2,715	2,808,466
4.63%, 08/01/28	6,195	6,376,707
4.75%, 04/10/26	3,205	3,236,193
4.75%, 11/14/33(c)	13,932	14,694,293
4.75%, 02/15/35(c)	1,212	1,273,692
5.67%, 02/01/34	210	210,223
International Finance Corp.
0.75%, 10/08/26(c)	3,625	3,390,753
0.75%, 08/27/30	990	828,191
2.13%, 04/07/26	1,108	1,073,790
3.63%, 09/15/25	1,075	1,067,051
4.25%, 07/02/29	940	958,060
4.38%, 01/15/27	1,620	1,635,546
4.50%, 07/13/28	1,300	1,332,351
Nordic Investment Bank
0.38%, 09/11/25	3,115	2,991,753
0.50%, 01/21/26	1,125	1,069,165
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
3.38%, 09/08/27	$935	$921,733
4.25%, 02/28/29	990	1,006,430
4.38%, 03/14/28	1,415	1,438,358
5.00%, 10/15/25	3,720	3,747,135
		840,357,466
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	1,633	1,562,034
4.13%, 06/14/28	2,545	2,561,139
4.25%, 02/01/29	1,605	1,624,438
4.38%, 02/13/26	670	670,357
4.63%, 11/28/25	3,805	3,814,068
4.88%, 09/14/26	425	431,026
4.88%, 10/04/30	3,505	3,662,737
		14,325,799
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	3,387	3,082,011
4.38%, 10/27/27	14,760	14,896,468
4.38%, 01/23/31	15,151	15,223,229
4.98%, 04/20/55	10,751	10,357,240
5.10%, 06/18/50	15,037	14,921,733
5.75%, 10/28/34	7,885	8,542,161
7.63%, 03/21/36	4,946	6,130,334
		73,153,176
Total Foreign Government Obligations — 2.0% (Cost: $2,458,158,218)		2,308,793,480
Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/31	1,150	941,410
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,875	1,824,893
California — 0.2%
Bay Area Toll Authority RB, 3.13%, 04/01/31	470	345,357
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	4,735	5,384,293
Series S-1, 7.04%, 04/01/50	4,300	5,321,695
Series S-3, 6.91%, 10/01/50	3,205	3,933,942
California Earthquake Authority RB, 5.60%, 07/01/27	1,255	1,269,266
California Health Facilities Financing Authority RB
4.19%, 06/01/32	325	308,097
4.35%, 06/01/32	1,905	1,788,945
California State University RB
Class B, 2.72%, 11/01/52	910	619,987
2.94%, 11/01/31	1,000	702,049
Class B, 2.98%, 05/01/51	3,315	2,394,705
5.18%, 11/01/33	2,535	2,553,768
Series E, 2.90%, 11/01/30	1,895	1,393,719
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/32 (AGM)	455	407,132
Security	Par (000)	Value
California (continued)
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, Series B, 6.00%, 11/01/40	$2,500	$2,642,155
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	4,868,319
Foothill-Eastern Transportation Corridor Agency RB
3.92%, 01/15/30	1,025	856,307
Series A, 4.09%, 01/15/30	2,040	1,754,247
Golden State Tobacco Securitization Corp. RB
Class B, 2.75%, 06/01/31(c)	1,270	1,101,691
Class B, 3.00%, 06/01/46	610	563,758
3.12%, 06/01/31 (SAP)	2,250	1,886,803
Class B, 3.29%, 06/01/31	2,790	2,209,552
3.49%, 12/01/31	230	197,276
3.71%, 12/01/31	830	675,606
3.85%, 12/01/31	980	927,504
4.21%, 12/01/31	1,535	1,182,249
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	1,100	1,315,971
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB BAB, Series A, 5.74%, 06/01/39	2,315	2,408,801
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,387,659
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50	385	453,743
Series D, 6.57%, 07/01/45	2,970	3,433,627
Regents of the University of California Medical Center Pooled Revenue RB
3.01%, 11/15/49(c)	1,400	990,722
Class A, 3.71%, 11/15/19	2,600	1,805,225
4.13%, 02/15/32	1,550	1,514,368
4.56%, 05/15/53	895	830,446
Series N, Class A, 3.26%, 11/15/59(c)	1,835	1,302,003
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	2,575	2,926,418
Series F, 6.58%, 05/15/49	3,015	3,413,287
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,905	2,042,185
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	2,350	2,561,124
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 4.66%, 09/01/27	1,920	1,941,607
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/32	1,600	1,266,494
State of California GO
1.70%, 02/01/28	140	129,688
2.50%, 10/01/29	6,000	5,572,647
3.50%, 04/01/28	910	893,927
4.50%, 04/01/28(c)	2,750	2,732,967
4.60%, 04/01/28	2,170	2,142,833
5.13%, 03/01/33	1,000	1,016,642
5.15%, 09/01/34	5,000	5,236,357
5.20%, 03/01/33	1,790	1,812,073
91
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.75%, 10/01/31	$1,400	$1,517,598
5.88%, 10/01/33	5,000	5,369,440
Series A, 3.05%, 04/01/29	1,110	1,063,770
State of California GO BAB
7.30%, 10/01/39	5,220	6,206,819
7.35%, 11/01/39	3,130	3,759,377
7.50%, 04/01/34	8,325	9,930,697
7.55%, 04/01/39	12,470	15,452,519
7.60%, 11/01/40	7,575	9,496,820
7.63%, 03/01/40	4,350	5,386,670
University of California RB
Series AD, 4.86%, 05/15/12	3,285	3,018,535
Series AQ, 4.77%, 12/31/99	835	750,470
Series BD, 3.35%, 07/01/29(c)	4,730	4,596,977
Series BG, 1.32%, 03/15/27	775	720,310
Series BG, 1.61%, 02/15/30	2,990	2,594,492
Series BG, 3.07%, 05/15/31	3,110	2,198,571
		166,482,301
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB BAB, Series B, 5.84%, 11/01/50	700	760,248
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	4,765	5,138,198
District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB, Series E, 5.59%, 12/01/34	700	723,174
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	1,690	1,611,828
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,616,936
		3,951,938
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/29	250	209,701
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/28	985	910,595
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/30	1,300	983,880
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/33	245	263,609
State Board of Administration Finance Corp. RB
1.71%, 07/01/27(c)	3,250	3,015,410
2.15%, 07/01/30(c)	5,902	5,195,188
5.53%, 01/01/34	4,980	5,159,427
		15,737,810
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/30	1,330	1,101,613
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	3,741	4,212,130
Project M, Series 2010-A, 6.66%, 04/01/57	3,274	3,661,974
Security	Par (000)	Value
Georgia (continued)
Project P, Series 2010-A, 7.06%, 04/01/57	$3,359	$3,923,314
		12,899,031
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46	580	431,061
Illinois — 0.1%
Chicago O'Hare International Airport RB
Series C, 4.47%, 01/01/49(c)	1,050	983,062
Series C, 4.57%, 01/01/54(c)	2,450	2,300,290
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40(c)	500	561,942
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	4,299	4,861,326
Series B, 6.90%, 12/01/40(c)	4,764	5,388,138
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	1,820	1,975,975
Sales Tax Securitization Corp. RB
3.24%, 01/01/42	5,125	4,148,083
3.82%, 01/01/48	135	112,769
4.79%, 01/01/48	2,380	2,266,297
State of Illinois GO, 5.10%, 06/01/33	30,986	31,155,661
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	3,064	3,347,336
		57,100,879
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(c)	645	494,244
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	605	439,653
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.28%, 02/01/34	1,560	1,500,020
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	1,004	990,342
4.15%, 02/01/33	2,280	2,243,445
4.48%, 08/01/39	4,115	4,009,551
5.05%, 12/01/34	1,705	1,733,733
5.08%, 06/01/31	1,426	1,442,838
5.20%, 12/01/39	3,975	4,102,986
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	1,185	937,021
		16,959,936
Maryland — 0.0%
Maryland Economic Development Corp. RB
5.43%, 05/31/56	1,545	1,571,021
5.94%, 06/30/34	770	788,873
Maryland Health & Higher Educational Facilities Authority RB, Class D, 3.05%, 01/01/40	2,500	1,926,674
		4,286,568
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	$2,675	$1,927,530
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	1,950	1,987,216
Series E, 5.46%, 12/01/39	3,700	3,889,743
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	2,900	2,857,903
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,490,863
Massachusetts School Building Authority RB
3.40%, 10/15/29	1,755	1,506,416
Series B, 1.75%, 08/15/30	2,250	2,001,166
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,128,360
		16,789,197
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	2,110	1,879,691
3.38%, 12/01/40	845	712,950
Michigan State University RB, 4.17%, 02/15/22	2,675	2,149,194
Michigan Strategic Fund RB, 3.23%, 09/01/31	460	358,600
University of Michigan RB
2.56%, 10/01/49	3,000	2,007,582
3.50%, 10/01/51	1,089	870,734
3.60%, 04/01/47	1,800	1,556,399
4.45%, 10/01/21	5,580	4,892,206
Series B, 2.44%, 10/01/39	2,862	2,160,080
		16,587,436
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52(c)	1,924	1,709,319
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,021,366
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 02/15/57	4,730	3,824,195
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49	2,000	1,535,612
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	999,164
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	5,874	6,327,286
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40(c)	6,979	8,430,713
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	2,650	2,979,443
Series C, 5.75%, 12/15/28	3,100	3,155,575
Security	Par (000)	Value
New Jersey (continued)
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	$4,730	$5,605,937
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	1,000	828,755
Series P, 3.92%, 11/01/18(c)	1,475	1,083,578
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	900	927,333
		29,338,620
New York — 0.1%
City of New York GO, 5.26%, 10/01/52	500	530,253
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	2,000	2,042,352
Series C-1, 5.52%, 10/01/37	3,000	3,108,094
Series F1, 6.27%, 12/01/37	2,755	3,025,004
City of New York NY GO, 5.83%, 10/01/53(c)	3,000	3,381,606
City of New York NY GOL, 4.61%, 09/01/34	1,000	991,056
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	2,870	3,470,052
Series 2010-A, 6.67%, 11/15/39	50	56,121
Series B, 6.65%, 11/15/39	220	244,726
Series E, 6.81%, 11/15/40	1,830	2,066,996
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	3,200	3,419,366
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(c)	1,385	1,408,385
5.72%, 06/15/42(c)	3,145	3,308,804
6.01%, 06/15/42(c)	1,860	2,020,028
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,324,793
5.57%, 11/01/38	2,100	2,195,705
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	2,325	2,412,179
Series F, 5.63%, 03/15/39	2,725	2,825,607
New York State Urban Development Corp. RB, Series B, 3.90%, 09/15/28	290	277,284
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	5,380	5,556,493
Port Authority of New York & New Jersey RB
3.14%, 08/15/31	1,145	863,970
3.29%, 08/01/69(c)	1,300	921,592
4.03%, 09/01/48	1,440	1,234,210
4.23%, 10/15/57	865	762,539
5.07%, 07/15/53(c)	2,820	2,867,689
Series 164, 5.65%, 11/01/40(c)	2,255	2,428,394
Series 165, 5.65%, 11/01/40	1,795	1,925,072
Series 168, 4.93%, 10/01/51	2,650	2,638,002
Series 174, 4.46%, 10/01/62	6,585	5,949,118
Series 181, 4.96%, 08/01/46(c)	2,000	1,981,373
Series 182, 5.31%, 09/30/24	1,000	973,112
Series 192, 4.81%, 10/15/65	4,235	4,100,151
Series 225, 3.18%, 07/15/31	675	477,610
		71,787,736
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/50	1,100	809,342
93
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	$4,075	$5,486,081
JobsOhio Beverage System RB
2.83%, 01/01/38	1,950	1,626,820
4.43%, 01/01/33	285	285,313
Series B, 4.53%, 01/01/35	2,400	2,414,341
Ohio State University (The) RB, Series A, 4.80%, 06/01/11(c)	350	327,267
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	2,005	1,979,181
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/30(c)	1,775	1,403,891
		13,522,894
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45	715	681,605
4.62%, 06/01/44	1,655	1,606,278
4.71%, 05/01/52	3,280	3,164,390
5.09%, 02/01/52	3,680	3,726,999
		9,179,272
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	41	41,546
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,022,739
Oregon State University RB, 3.42%, 03/01/30 (BAM)	1,100	820,936
State of Oregon GO, 5.89%, 06/01/27	6,319	6,481,480
		8,366,701
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/31	1,030	799,662
Commonwealth Financing Authority RB
Class A, 2.99%, 06/01/42(c)	1,130	876,019
3.86%, 06/01/38	4,200	3,894,248
Series A, 4.14%, 06/01/38	50	47,156
Pennsylvania State University (The) RB
2.79%, 09/01/43	1,750	1,357,527
2.84%, 09/01/50	975	684,242
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45(c)	1,000	1,025,654
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 03/15/19(c)	2,000	1,400,822
		10,085,330
South Carolina — 0.0%
South Carolina Public Service Authority RB BAB, Series C, 6.45%, 01/01/50	1,000	1,144,616
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 04/01/26	1,000	991,980
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, 2.44%, 02/15/49	765	498,531
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	2,400	2,371,444
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB
5.81%, 02/01/41	$1,875	$1,983,102
Series C, 5.99%, 02/01/39	1,993	2,168,432
Dallas Area Rapid Transit RB, 2.61%, 12/01/31	2,895	2,053,005
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	3,250	3,140,539
Series B, 6.00%, 12/01/44(c)	400	427,143
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	801,825
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,300,175
Dallas Fort Worth International Airport RB
2.84%, 11/01/31	220	164,581
Class A, 2.99%, 11/01/38	1,200	1,023,874
4.09%, 11/01/51(c)	1,245	1,100,151
4.51%, 11/01/32	4,305	3,990,741
Series A, Class A, 3.14%, 11/01/45(c)	1,405	1,092,552
Series C, Class C, 2.92%, 11/01/50(c)	2,670	1,971,058
Series C, Class C, 3.09%, 11/01/30	340	275,232
Dallas Independent School District GO BAB, Series C, 6.45%, 09/30/24 (PSF)	400	400,771
Grand Parkway Transportation Corp. RB, 3.24%, 04/01/30	4,805	3,619,009
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	4,855,663
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/27	2,000	1,707,777
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 01/01/47	2,125	1,699,674
State of Texas GO BAB
5.52%, 04/01/39	5,300	5,617,311
Series A, 4.63%, 04/01/33	1,255	1,254,572
Series A, 4.68%, 04/01/40	2,550	2,481,504
Texas Department of Transportation State Highway Fund RB, First Class, 5.18%, 04/01/30	5,115	5,218,969
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	8,240	8,455,873
5.17%, 04/01/41	6,200	6,375,894
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	3,350	2,830,441
Texas Transportation Commission GO, 2.47%, 10/01/30	2,505	1,805,458
		70,685,301
Virginia — 0.0%
University of Virginia RB
2.26%, 03/01/50	2,790	1,742,472
2.58%, 05/01/51	1,000	666,702
Series A, 3.23%, 03/01/19(c)	790	509,257
Series C, 4.18%, 03/01/17	840	705,788
		3,624,219
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	$1,200	$1,258,845
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	135	136,613
Series C, 3.15%, 05/01/27	2,580	2,515,680
		2,652,293
Total Municipal Debt Obligations — 0.5% (Cost: $608,723,771)		553,361,608
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 26.1%
Federal Home Loan Mortgage Corp.
2.50%, 10/01/27	55	53,774
2.50%, 02/01/28	709	689,136
2.50%, 01/01/30	6,917	6,667,536
2.50%, 03/01/31	69	65,701
2.50%, 08/01/31	2,206	2,111,156
2.50%, 10/01/31	5,146	4,910,064
2.50%, 11/01/31	31	29,115
2.50%, 12/01/31	7,833	7,468,251
2.50%, 02/01/32	9,725	9,277,067
2.50%, 08/01/32	114	108,543
2.50%, 01/01/33	8,452	8,039,567
2.50%, 02/01/33	22	21,326
2.50%, 04/01/33	1,000	947,081
3.00%, 11/01/26	100	99,030
3.00%, 01/01/27	48	46,694
3.00%, 02/01/27	117	115,218
3.00%, 04/01/27	92	90,561
3.00%, 05/01/27	750	735,612
3.00%, 06/01/27	683	669,937
3.00%, 07/01/27	36	35,543
3.00%, 08/01/27	106	103,742
3.00%, 09/01/27	401	392,533
3.00%, 11/01/27	175	171,798
3.00%, 12/01/27	88	85,634
3.00%, 01/01/28	23	22,081
3.00%, 11/01/28	90	87,731
3.00%, 01/01/29	137	133,630
3.00%, 03/01/29	401	391,090
3.00%, 05/01/29	14,830	14,494,539
3.00%, 05/01/30	2,655	2,581,510
3.00%, 06/01/30	1,380	1,345,871
3.00%, 07/01/30	3,227	3,138,103
3.00%, 12/01/30	7,706	7,481,169
3.00%, 02/01/31	2,390	2,315,962
3.00%, 05/01/31	5,020	4,860,351
3.00%, 06/01/31	3,696	3,577,081
3.00%, 08/01/31	30	28,985
3.00%, 12/01/31	19	18,246
3.00%, 02/01/32	69	66,554
3.00%, 07/01/32	5,666	5,472,361
3.00%, 09/01/32	8	7,525
3.00%, 02/01/33	13	12,838
3.00%, 05/01/33	1,372	1,316,520
3.00%, 06/01/42	409	374,404
3.00%, 10/01/42	175	160,160
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/43	$453	$414,121
3.00%, 02/01/43	10,781	9,978,721
3.00%, 12/01/44	31	28,501
3.00%, 04/01/45	259	235,334
3.00%, 08/01/45	165	149,658
3.00%, 12/01/45	13	11,574
3.00%, 01/01/46	914	830,931
3.00%, 02/01/46	109	99,227
3.00%, 07/01/46	2,127	1,926,934
3.00%, 08/01/46	38,074	34,500,348
3.00%, 09/01/46	15,112	13,781,041
3.00%, 10/01/46	29,282	26,695,535
3.00%, 11/01/46	22,227	20,141,644
3.00%, 12/01/46	51,088	46,330,401
3.00%, 01/01/47	11,984	10,859,740
3.00%, 02/01/47	25,650	23,245,125
3.00%, 03/01/47	129	116,987
3.00%, 04/01/47	332	300,821
3.00%, 05/01/47	20,016	18,306,510
3.00%, 06/01/47	20,886	18,925,738
3.00%, 08/01/47	2,681	2,429,504
3.00%, 09/01/47	607	551,652
3.00%, 10/01/47	6,652	6,027,622
3.00%, 11/01/47	10	8,912
3.00%, 01/01/48	14	12,510
3.00%, 11/01/48	1,003	903,340
3.00%, 03/01/49	180	161,564
3.00%, 05/01/49	215	195,457
3.00%, 06/01/49	155	139,771
3.50%, 11/01/25	208	205,436
3.50%, 03/01/26	257	254,710
3.50%, 06/01/26	64	63,272
3.50%, 03/01/32	515	503,655
3.50%, 05/01/32	1,475	1,444,001
3.50%, 09/01/32	1,134	1,110,333
3.50%, 06/01/33	91	88,951
3.50%, 07/01/33	4,682	4,572,303
3.50%, 11/01/33	13	13,120
3.50%, 06/01/34	4,025	3,927,453
3.50%, 03/01/38	3,099	2,999,530
3.50%, 06/01/38	822	789,753
3.50%, 09/01/38	532	510,407
3.50%, 02/01/42	50	46,895
3.50%, 05/01/42	5	4,789
3.50%, 09/01/42	8	7,201
3.50%, 10/01/42	6,445	6,099,338
3.50%, 11/01/42	491	464,579
3.50%, 01/01/43	9	8,968
3.50%, 04/01/43	3,600	3,405,343
3.50%, 06/01/43	677	640,294
3.50%, 07/01/43	1,165	1,101,910
3.50%, 08/01/43	4,187	3,960,557
3.50%, 10/01/43	888	840,146
3.50%, 01/01/44	10,738	10,161,573
3.50%, 02/01/44	5,524	5,226,944
3.50%, 09/01/44	4,261	4,023,143
3.50%, 10/01/44	6,331	5,960,837
3.50%, 11/01/44	83	77,557
3.50%, 12/01/45	8,424	7,867,646
3.50%, 01/01/46	183	172,410
3.50%, 03/01/46	23,051	21,668,726
95
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/01/46	$2,971	$2,790,855
3.50%, 06/01/46	88	82,201
3.50%, 07/01/46	4,009	3,761,346
3.50%, 08/01/46	2,835	2,659,220
3.50%, 09/01/46	4,497	4,220,682
3.50%, 10/01/46	850	796,145
3.50%, 11/01/46	620	579,694
3.50%, 12/01/46	3,355	3,146,772
3.50%, 01/01/47	1,719	1,609,240
3.50%, 02/01/47	4,573	4,284,042
3.50%, 03/01/47	2,950	2,762,502
3.50%, 04/01/47	6,655	6,223,987
3.50%, 05/01/47	1,369	1,282,118
3.50%, 07/01/47	5,611	5,246,353
3.50%, 08/01/47	16,250	15,292,661
3.50%, 09/01/47	21,560	20,146,177
3.50%, 12/01/47	3,703	3,462,570
3.50%, 01/01/48	16,651	15,689,195
3.50%, 02/01/48	17,938	16,761,507
3.50%, 03/01/48	7,422	6,936,075
3.50%, 04/01/48	1,696	1,593,994
3.50%, 05/01/48	8,187	7,651,554
3.50%, 04/01/49	1,104	1,033,644
3.50%, 05/01/49	3,300	3,080,170
3.50%, 06/01/49	1,532	1,434,716
4.00%, 05/01/25	15	15,379
4.00%, 10/01/25	131	129,735
4.00%, 02/01/26	86	85,774
4.00%, 05/01/26	189	187,777
4.00%, 12/01/32	1,043	1,034,474
4.00%, 05/01/33	1,572	1,558,301
4.00%, 09/01/41	2,361	2,309,508
4.00%, 02/01/42	2,007	1,962,195
4.00%, 03/01/42	446	434,635
4.00%, 06/01/42	2,874	2,802,568
4.00%, 08/01/42	1,234	1,202,286
4.00%, 07/01/44	3,216	3,127,281
4.00%, 01/01/45	790	765,119
4.00%, 02/01/45	1,181	1,155,162
4.00%, 06/01/45	1,862	1,803,182
4.00%, 08/01/45	3,170	3,069,086
4.00%, 09/01/45	5,115	4,952,276
4.00%, 01/01/46	1,414	1,368,435
4.00%, 02/01/46	143	138,431
4.00%, 03/01/46	304	293,786
4.00%, 05/01/46	3,073	2,965,913
4.00%, 06/01/46	70	67,016
4.00%, 07/01/46	2,653	2,569,399
4.00%, 08/01/46	85	82,410
4.00%, 10/01/46	2,431	2,353,097
4.00%, 11/01/46	7,015	6,769,960
4.00%, 02/01/47	2,954	2,851,520
4.00%, 08/01/47	221	213,175
4.00%, 10/01/47	659	634,488
4.00%, 11/01/47	1,222	1,177,346
4.00%, 01/01/48	4,603	4,432,558
4.00%, 02/01/48	7,036	6,792,047
4.00%, 04/01/48	151	145,255
4.00%, 06/01/48	13,005	12,593,959
4.00%, 07/01/48	12,123	11,672,926
4.00%, 08/01/48	1,566	1,508,221
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/01/48	$3,112	$2,996,244
4.00%, 10/01/48	1,703	1,642,751
4.00%, 12/01/48	8,299	8,018,542
4.00%, 01/01/49	1,285	1,237,148
4.50%, 09/01/24	0 (i)	7
4.50%, 10/01/24	1	1,276
4.50%, 08/01/30	801	801,484
4.50%, 03/01/39	781	785,855
4.50%, 05/01/39	994	1,000,388
4.50%, 10/01/39	600	600,501
4.50%, 01/01/40	181	180,963
4.50%, 02/01/41	1,220	1,219,898
4.50%, 04/01/41	37	36,929
4.50%, 05/01/41	3,094	3,118,971
4.50%, 05/01/42	3,151	3,150,960
4.50%, 01/01/45	2,296	2,299,626
4.50%, 11/01/45	165	164,094
4.50%, 12/01/45	117	117,067
4.50%, 01/01/46	3,626	3,615,981
4.50%, 03/01/46	175	174,372
4.50%, 04/01/46	524	520,488
4.50%, 05/01/46	313	310,630
4.50%, 07/01/46	104	103,382
4.50%, 08/01/46	273	271,282
4.50%, 09/01/46	2,179	2,175,250
4.50%, 05/01/47	1,935	1,919,343
4.50%, 06/01/47	1,138	1,128,389
4.50%, 11/01/47	125	123,924
4.50%, 05/01/48	6,129	6,052,608
4.50%, 06/01/48	4,816	4,767,644
4.50%, 07/01/48	3,371	3,337,335
4.50%, 09/01/48	167	165,195
4.50%, 10/01/48	6,525	6,492,984
4.50%, 11/01/48	30	29,933
4.50%, 12/01/48	5,894	5,820,545
4.50%, 01/01/49	1,353	1,336,504
4.50%, 05/01/49	12	11,524
5.00%, 08/01/25	86	85,611
5.00%, 04/01/33	2,126	2,161,791
5.00%, 06/01/33	263	267,344
5.00%, 12/01/33	515	523,848
5.00%, 07/01/35	1,006	1,024,534
5.00%, 01/01/36	486	495,487
5.00%, 01/01/37	57	58,582
5.00%, 02/01/37	58	58,683
5.00%, 02/01/38	302	307,925
5.00%, 03/01/38	2,174	2,225,962
5.00%, 12/01/38	260	266,599
5.00%, 03/01/40	67	69,062
5.00%, 08/01/40	315	322,851
5.00%, 09/01/40	1,392	1,425,413
5.00%, 08/01/41	395	404,147
5.00%, 09/01/47	320	323,264
5.00%, 03/01/48	229	230,944
5.00%, 04/01/48	4,019	4,053,667
5.00%, 05/01/48	1,188	1,198,312
5.00%, 07/01/48	796	801,990
5.00%, 10/01/48	612	617,692
5.00%, 11/01/48	864	874,541
5.00%, 04/01/49	357	360,139
5.00%, 06/01/49	853	859,668
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 02/01/34	$834	$861,774
5.50%, 05/01/35	776	804,415
5.50%, 06/01/35	427	442,631
5.50%, 05/01/36	543	565,638
5.50%, 07/01/36	928	966,509
5.50%, 03/01/38	899	937,247
5.50%, 04/01/38	179	186,297
5.50%, 01/01/39	446	461,484
5.50%, 11/01/39	473	492,473
6.00%, 10/01/36	499	523,116
6.00%, 02/01/37	421	446,795
6.00%, 11/01/37	1,529	1,622,281
6.00%, 09/01/38	22	23,223
6.03%, 11/01/40, (12-mo. LIBOR US + 1.775%)(a)	8	8,217
6.13%, 09/01/41, (12-mo. LIBOR US + 1.880%)(a)	206	210,264
6.15%, 11/01/40, (12-mo. LIBOR US + 1.900%)(a)	77	78,589
6.15%, 01/01/42, (12-mo. LIBOR US + 1.900%)(a)	4	4,034
6.16%, 11/01/40, (12-mo. LIBOR US + 1.910%)(a)	269	274,065
6.66%, 08/01/41, (12-mo. LIBOR US + 1.712%)(a)	124	127,488
6.84%, 12/01/38, (12-mo. LIBOR US + 1.768%)(a)	462	471,226
6.94%, 05/01/42, (12-mo. LIBOR US + 1.799%)(a)	230	235,451
7.65%, 11/01/41, (12-mo. LIBOR US + 1.900%)(a)	143	144,109
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.92%, 06/25/32	25,000	22,761,072
Series K046, Class A2, 3.21%, 03/25/25	4,956	4,900,370
Series K048, Class A2, 3.28%, 06/25/25(a)	21,037	20,771,296
Series K052, Class A2, 3.15%, 11/25/25	18,250	17,938,402
Series K053, Class A2, 3.00%, 12/25/25	15,000	14,706,578
Series K059, Class A2, 3.12%, 09/25/26(a)	14,300	13,975,298
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	19,636,050
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,742,452
Series K067, Class A1, 2.90%, 03/25/27	6,037	5,905,165
Series K069, Class A2, 3.19%, 09/25/27(a)	7,141	6,943,238
Series K070, Class A2, 3.30%, 11/25/27(a)	2,000	1,950,428
Series K072, Class A2, 3.44%, 12/25/27	10,000	9,777,248
Series K074, Class A2, 3.60%, 01/25/28	10,000	9,820,629
Series K076, Class A2, 3.90%, 04/25/28	8,000	7,925,603
Series K081, Class A2, 3.90%, 08/25/28(a)	19,091	18,897,255
Series K085, Class A2, 4.06%, 10/25/28(a)	20,000	19,877,404
Series K089, Class A2, 3.56%, 01/25/29	10,000	9,762,046
Series K100, Class A2, 2.67%, 09/25/29	14,000	13,079,339
Series K101, Class A2, 2.52%, 10/25/29	31,000	28,729,034
Series K105, Class A2, 1.87%, 01/25/30	4,775	4,258,453
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K108, Class A2, 1.52%, 03/25/30	$2,000	$1,747,325
Series K110, Class A2, 1.48%, 04/25/30	13,200	11,480,045
Series K111, Class A2, 1.35%, 05/25/30	5,000	4,301,258
Series K117, Class A2, 1.41%, 08/25/30	15,000	12,831,108
Series K126, Class A2, 2.07%, 01/25/31	17,440	15,388,337
Series K135, CLASS A2, 2.15%, 10/25/31(a)	4,670	4,074,103
Series K1510, Class A3, 3.79%, 01/25/34	20,000	19,096,011
Series K-1512, Class A2, 2.99%, 05/25/31	10,960	10,184,188
Series K-1512, Class A3, 3.06%, 04/25/34	16,190	14,454,144
Series K-1514, Class A2, 2.86%, 10/25/34	15,500	13,399,806
Series K734, Class A2, 3.21%, 02/25/26	5,700	5,598,260
Series K739, Class A2, 1.34%, 09/25/27	25,490	23,591,709
Federal National Mortgage Association
3.00%, 02/01/47	8,054	7,441,748
3.00%, 03/01/47	6,433	5,770,200
3.50%, 11/01/51	5,379	4,959,446
4.00%, 02/01/47	8,741	8,503,575
4.00%, 01/01/57	6,007	5,700,056
4.00%, 02/01/57	6,685	6,343,860
6.07%, 10/01/41, (12-mo. LIBOR US + 1.815%)(a)	266	273,006
6.28%, 02/01/42, (12-mo. LIBOR US + 1.805%)(a)	57	58,188
6.34%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	164	165,167
7.03%, 08/01/41, (12-mo. LIBOR US + 1.750%)(a)	153	156,241
Federal National Mortgage Association-ACES
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	2,958	2,880,851
Series 2016-M6, Class A2, 2.49%, 05/25/26	7,663	7,422,727
Series 2017, Class A2, 3.06%, 09/25/27(a)	1,688	1,634,528
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	19,566	18,867,871
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	14,069	13,659,682
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	7,985	7,758,194
Series 2018-M10, Class A2, 3.47%, 07/25/28(a)	2,955	2,878,175
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	12,300	11,933,740
Series 2018-M13, Class A2, 3.86%, 09/25/30(a)	7,491	7,310,218
Series 2018-M2, Class A2, 3.00%, 01/25/28(a)	8,307	8,008,962
Series 2019-M2, Class A2, 3.74%, 11/25/28(a)	5,126	5,032,262
Series 2019-M22, Class A2, 2.52%, 08/25/29	22,210	20,705,332
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	17,050	14,459,614
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	20,500	17,436,335
97
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	$29,670	$24,909,436
Government National Mortgage Association
1.50%, 10/20/51	4,176	3,376,020
2.00%, 07/20/50	4,928	4,164,256
2.00%, 08/20/50	67,836	57,317,509
2.00%, 09/20/50	1,893	1,599,181
2.00%, 10/20/50	38,985	32,870,884
2.00%, 11/20/50	39,446	33,270,509
2.00%, 12/20/50	71,491	60,361,465
2.00%, 01/20/51	29,475	24,881,619
2.00%, 02/20/51	195,924	165,281,676
2.00%, 06/20/51	6,528	5,505,301
2.00%, 08/20/51	117,660	99,203,067
2.00%, 10/20/51	82,910	69,891,568
2.00%, 11/20/51	60,248	50,783,234
2.00%, 12/20/51	215,511	181,638,182
2.00%, 01/20/52	120,949	101,929,455
2.00%, 03/20/52	185,606	156,327,317
2.00%, 04/20/52	43,927	36,997,971
2.00%, 06/20/52	34,790	29,302,463
2.00%, 09/23/54(j)	121,993	102,767,519
2.50%, 02/15/28	40	38,769
2.50%, 10/20/31	56	53,940
2.50%, 05/20/45	2,845	2,522,971
2.50%, 11/20/46	393	348,571
2.50%, 12/20/46	12,051	10,685,922
2.50%, 01/20/47	5,625	4,988,288
2.50%, 06/20/50	14,434	12,657,062
2.50%, 08/20/50	15,752	13,578,729
2.50%, 09/20/50	34,462	29,696,435
2.50%, 01/20/51	75,038	65,636,325
2.50%, 02/20/51	126,482	110,722,406
2.50%, 05/20/51	257,530	225,322,439
2.50%, 06/20/51	7,971	6,972,892
2.50%, 07/20/51	214,287	187,421,507
2.50%, 08/20/51	190,971	166,998,516
2.50%, 09/20/51	4,317	3,774,764
2.50%, 10/20/51	3,922	3,428,140
2.50%, 11/20/51	32,129	28,080,973
2.50%, 12/20/51	91,118	79,637,749
2.50%, 01/20/52	9,199	8,038,704
2.50%, 02/20/52	3,306	2,888,350
2.50%, 03/20/52	128,202	112,087,356
2.50%, 04/20/52	73,924	64,622,650
2.50%, 05/20/52	25,570	22,352,809
2.50%, 07/20/52	8,311	7,265,555
2.50%, 08/20/52	16,532	14,451,878
2.50%, 09/20/52	30,790	26,916,277
2.50%, 10/20/53	2,679	2,340,921
2.50%, 09/23/54(j)	156,722	137,012,939
3.00%, 08/20/42	4,328	4,006,190
3.00%, 09/15/42	9	8,049
3.00%, 10/15/42	25	22,684
3.00%, 03/15/43	141	129,408
3.00%, 06/15/43	24	22,461
3.00%, 07/15/43	61	55,696
3.00%, 09/20/43	4,980	4,592,963
3.00%, 11/15/43	457	420,541
3.00%, 01/15/44	4,252	3,916,554
3.00%, 08/20/44	12,897	11,894,335
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/15/44	$102	$97,382
3.00%, 03/20/45	4,148	3,814,149
3.00%, 05/20/45	17,126	15,746,300
3.00%, 06/20/45	5,594	5,143,304
3.00%, 07/20/45	11,291	10,381,297
3.00%, 10/20/45	3,854	3,543,328
3.00%, 11/20/45	2,454	2,256,296
3.00%, 12/20/45	4,508	4,145,105
3.00%, 02/20/46	13,478	12,391,993
3.00%, 04/20/46	6,132	5,611,496
3.00%, 05/20/46	10,112	9,252,496
3.00%, 06/20/46	12,069	11,043,981
3.00%, 07/20/46	16,933	15,494,001
3.00%, 08/20/46	29,741	27,214,050
3.00%, 09/20/46	22,315	20,419,430
3.00%, 11/20/46	6,024	5,511,981
3.00%, 12/15/46	7,357	6,659,694
3.00%, 12/20/46	34,858	31,896,613
3.00%, 01/20/47	1,831	1,675,076
3.00%, 02/15/47	10,765	9,878,497
3.00%, 02/20/47	11,134	10,188,074
3.00%, 03/20/47	10,146	9,284,334
3.00%, 04/20/47	226	206,752
3.00%, 06/20/47	4,890	4,468,458
3.00%, 09/20/47	292	266,935
3.00%, 10/20/47	5,939	5,427,651
3.00%, 11/20/47	109	99,396
3.00%, 02/20/48	4,761	4,326,040
3.00%, 03/20/48	16	15,073
3.00%, 07/20/49	8,102	7,387,094
3.00%, 09/20/49	24,756	22,544,392
3.00%, 10/15/49	8,755	7,933,953
3.00%, 10/20/49	13,140	11,962,430
3.00%, 11/20/49	147	133,448
3.00%, 12/20/49	78,087	71,223,232
3.00%, 01/20/50	41,607	37,844,155
3.00%, 02/20/50	52,016	47,297,898
3.00%, 07/20/50	26,977	24,504,011
3.00%, 02/20/51	1,674	1,518,600
3.00%, 06/20/51	630	570,909
3.00%, 08/20/51	69,305	62,753,753
3.00%, 09/20/51	22,800	20,641,485
3.00%, 10/20/51	26,276	23,783,840
3.00%, 11/20/51	44,939	40,669,852
3.00%, 12/20/51	40,276	36,443,639
3.00%, 02/20/52	50,889	46,031,132
3.00%, 03/20/52	32,721	29,247,127
3.00%, 05/20/52	50,658	45,800,765
3.00%, 06/20/52	27,541	24,899,926
3.00%, 07/20/52	25,510	23,063,863
3.00%, 08/20/52	12,510	11,310,711
3.00%, 09/20/52	17,298	15,639,618
3.00%, 11/20/52	2,399	2,169,667
3.00%, 09/23/54(j)	137,232	124,251,324
3.50%, 11/20/40	55	52,012
3.50%, 12/20/40	39	37,364
3.50%, 05/20/41	75	71,109
3.50%, 09/15/41	135	127,914
3.50%, 10/15/41	195	184,996
3.50%, 12/15/41	1,383	1,315,002
3.50%, 04/15/42	90	85,874
Schedule of Investments
98

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/42	$7,674	$7,303,067
3.50%, 09/15/42	326	310,012
3.50%, 09/20/42	9,156	8,713,259
3.50%, 10/15/42	261	248,084
3.50%, 10/20/42	24,553	23,365,401
3.50%, 11/15/42	347	329,165
3.50%, 11/20/42	21,416	20,380,140
3.50%, 12/15/42	585	555,618
3.50%, 12/20/42	7,566	7,200,280
3.50%, 02/15/43	330	313,504
3.50%, 02/20/43	147	139,853
3.50%, 03/15/43	357	338,493
3.50%, 03/20/43	651	618,040
3.50%, 04/15/43	23	21,746
3.50%, 04/20/43	168	159,847
3.50%, 05/15/43	645	611,766
3.50%, 06/15/43	9,257	8,738,037
3.50%, 08/20/43	119	112,478
3.50%, 09/20/43	58	55,462
3.50%, 10/20/43	160	151,543
3.50%, 01/15/44	143	135,645
3.50%, 01/20/44	4,893	4,643,276
3.50%, 02/20/44	1,583	1,501,906
3.50%, 03/20/44	151	143,613
3.50%, 07/20/44	27	25,377
3.50%, 08/15/44	26	24,285
3.50%, 08/20/44	5,183	4,910,636
3.50%, 09/15/44	61	57,782
3.50%, 09/20/44	9,308	8,818,766
3.50%, 10/15/44	141	133,545
3.50%, 10/20/44	1,457	1,380,203
3.50%, 11/20/44	12	11,558
3.50%, 12/20/44	878	831,973
3.50%, 01/15/45	54	51,367
3.50%, 01/20/45	128	121,196
3.50%, 03/15/45	107	100,883
3.50%, 04/20/45	9,010	8,499,556
3.50%, 05/20/45	3,463	3,267,035
3.50%, 06/15/45	40	37,571
3.50%, 06/20/45	5,065	4,777,743
3.50%, 07/20/45	174	164,588
3.50%, 08/20/45	410	386,912
3.50%, 09/20/45	13,377	12,619,110
3.50%, 10/20/45	1,279	1,206,793
3.50%, 11/20/45	9,346	8,816,506
3.50%, 12/20/45	5,212	4,916,855
3.50%, 03/20/46	19,128	18,044,881
3.50%, 04/20/46	8,446	7,952,594
3.50%, 06/20/46	37,164	35,062,841
3.50%, 07/20/46	205	192,955
3.50%, 08/15/46	46	42,871
3.50%, 11/20/46	381	358,786
3.50%, 12/20/46	10,801	10,170,840
3.50%, 01/15/47	42	39,626
3.50%, 01/20/47	2,556	2,406,940
3.50%, 02/20/47	43,725	41,172,402
3.50%, 03/20/47	16,153	15,170,573
3.50%, 04/20/47	14,497	13,615,534
3.50%, 06/20/47	3,186	2,998,468
3.50%, 07/20/47	401	377,406
3.50%, 08/20/47	21,202	19,926,753
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/15/47	$48	$44,969
3.50%, 09/20/47	30,376	28,528,536
3.50%, 10/20/47	12,690	11,930,421
3.50%, 11/15/47	17	16,254
3.50%, 11/20/47	18,246	17,136,317
3.50%, 12/15/47	5	4,951
3.50%, 12/20/47	9,209	8,613,988
3.50%, 01/20/48	8,816	8,279,209
3.50%, 02/20/48	2,979	2,798,048
3.50%, 04/20/48	29,124	27,349,918
3.50%, 05/15/48	319	299,848
3.50%, 05/20/48	20,177	18,949,508
3.50%, 08/20/48	3,853	3,618,128
3.50%, 09/20/48	1,786	1,677,009
3.50%, 11/20/48	3,106	2,916,845
3.50%, 01/20/49	1,896	1,780,440
3.50%, 06/20/49	623	582,789
3.50%, 09/20/49	4,980	4,661,549
3.50%, 10/20/49	6,381	5,973,534
3.50%, 01/20/50	25,416	23,791,423
3.50%, 03/20/50	7,093	6,639,705
3.50%, 08/20/50	5,748	5,380,771
3.50%, 10/20/51	2,359	2,198,952
3.50%, 01/20/52	9,384	8,742,439
3.50%, 02/20/52	17,330	16,143,548
3.50%, 05/20/52	32,529	30,269,247
3.50%, 08/20/52	7,961	7,407,141
3.50%, 10/20/52	14,082	13,098,055
3.50%, 12/20/52	10,168	9,460,465
3.50%, 01/20/53	36,953	34,377,590
3.50%, 05/20/53	24,559	22,989,174
3.50%, 06/20/53	5,094	4,764,055
3.50%, 07/20/53	43,640	40,852,391
3.50%, 09/23/54(j)	76,951	71,663,447
4.00%, 06/15/39	5	4,681
4.00%, 09/20/40	1,961	1,928,602
4.00%, 01/15/41	1	662
4.00%, 01/20/41	646	635,835
4.00%, 02/15/41	1,596	1,567,027
4.00%, 05/20/41	12	12,272
4.00%, 07/15/41	752	738,174
4.00%, 09/15/41	17	16,626
4.00%, 09/20/41	858	843,042
4.00%, 10/15/41	296	290,350
4.00%, 11/15/41	175	171,451
4.00%, 12/15/41	658	646,339
4.00%, 12/20/41	2,874	2,822,458
4.00%, 01/15/42	63	62,221
4.00%, 01/20/42	1,252	1,229,418
4.00%, 02/15/42	296	289,834
4.00%, 03/15/42	1,541	1,511,503
4.00%, 04/15/42	461	451,793
4.00%, 09/20/42	616	604,158
4.00%, 08/15/43	12	11,490
4.00%, 10/20/43	3,095	3,029,502
4.00%, 03/15/44	71	69,369
4.00%, 04/15/44	29	28,253
4.00%, 06/15/44	103	100,485
4.00%, 08/15/44	9	8,674
4.00%, 08/20/44	220	213,621
4.00%, 09/15/44	2	1,890
99
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/15/44	$9	$9,193
4.00%, 10/20/44	4,132	4,019,594
4.00%, 12/20/44	275	267,763
4.00%, 01/20/45	6,484	6,307,738
4.00%, 08/20/45	3,639	3,535,611
4.00%, 09/20/45	4,257	4,136,326
4.00%, 10/20/45	504	489,804
4.00%, 01/20/46	1,932	1,876,942
4.00%, 03/20/46	9,490	9,220,969
4.00%, 07/20/46	2,036	1,970,270
4.00%, 08/20/46	23	22,155
4.00%, 09/20/46	464	448,722
4.00%, 11/20/46	2,462	2,383,175
4.00%, 12/15/46	3,672	3,555,530
4.00%, 04/20/47	15,312	14,801,801
4.00%, 06/20/47	6,203	5,996,401
4.00%, 07/20/47	26,955	26,057,628
4.00%, 08/20/47	1,306	1,263,100
4.00%, 11/20/47	16,426	15,885,418
4.00%, 12/20/47	35	34,120
4.00%, 01/20/48	130	125,814
4.00%, 03/15/48	39	36,835
4.00%, 03/20/48	18,948	18,317,099
4.00%, 04/20/48	10,238	9,882,441
4.00%, 05/15/48	1,634	1,575,375
4.00%, 05/20/48	10,981	10,596,963
4.00%, 08/20/48	16,807	16,227,383
4.00%, 09/20/48	8,721	8,422,794
4.00%, 10/20/48	516	497,703
4.00%, 11/20/48	14,387	13,886,899
4.00%, 02/20/49	6,254	6,036,214
4.00%, 03/20/49	257	248,181
4.00%, 05/20/49	613	591,337
4.00%, 06/15/49	620	598,781
4.00%, 06/20/49	1,573	1,517,888
4.00%, 09/15/49	1,682	1,623,407
4.00%, 01/20/50	64,106	61,886,797
4.00%, 02/20/50	26,073	25,170,076
4.00%, 07/20/50	4,667	4,506,133
4.00%, 07/20/52	8,492	8,119,875
4.00%, 09/20/52	78,346	74,910,899
4.00%, 10/20/52	38,565	36,874,549
4.00%, 12/20/52	16,248	15,535,423
4.00%, 03/20/53	9,392	8,992,297
4.00%, 10/20/53	6,799	6,506,972
4.00%, 09/23/54(j)	174,831	167,119,834
4.50%, 04/15/39	250	251,486
4.50%, 08/15/39	1,290	1,295,219
4.50%, 11/20/39	670	672,845
4.50%, 01/20/40	181	182,147
4.50%, 06/15/40	1,267	1,272,179
4.50%, 07/15/40	607	609,508
4.50%, 08/15/40	968	971,945
4.50%, 08/20/40	1,120	1,125,151
4.50%, 09/15/40	1,094	1,097,833
4.50%, 10/20/40	2,716	2,729,064
4.50%, 06/20/41	2,402	2,415,210
4.50%, 07/20/41	12,448	12,518,167
4.50%, 09/20/41	1,653	1,662,118
4.50%, 12/20/41	338	340,225
4.50%, 11/20/45	2,858	2,858,077
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 02/15/46	$4	$3,901
4.50%, 08/20/46	3,512	3,516,090
4.50%, 09/20/46	562	564,295
4.50%, 10/20/46	2,507	2,509,566
4.50%, 11/20/46	967	967,612
4.50%, 12/20/46	401	400,955
4.50%, 02/20/47	419	417,906
4.50%, 04/20/47	491	487,713
4.50%, 05/20/47	470	466,442
4.50%, 06/20/47	1,082	1,074,244
4.50%, 07/20/47	2,402	2,385,123
4.50%, 10/20/47	763	757,527
4.50%, 04/20/48	1,832	1,815,533
4.50%, 05/20/48	4,608	4,565,846
4.50%, 06/20/48	5,027	4,980,188
4.50%, 07/20/48	6,570	6,508,831
4.50%, 08/20/48	10,600	10,501,413
4.50%, 09/20/48	533	527,843
4.50%, 10/20/48	550	545,110
4.50%, 11/20/48	152	150,885
4.50%, 12/20/48	5,431	5,379,301
4.50%, 01/20/49	140	138,671
4.50%, 02/20/49	1,113	1,102,428
4.50%, 03/20/49	2,275	2,253,702
4.50%, 05/20/49	508	503,356
4.50%, 06/20/49	7,198	7,134,252
4.50%, 07/20/49	5,427	5,378,862
4.50%, 08/20/49	2,148	2,127,743
4.50%, 07/20/52	4,421	4,332,295
4.50%, 08/20/52	98,363	96,398,663
4.50%, 04/20/53	72,779	71,254,615
4.50%, 05/20/53	37,101	36,324,169
4.50%, 06/20/53	60,831	59,556,780
4.50%, 04/20/54	1,814	1,774,881
4.50%, 09/15/54(j)	5,500	5,392,793
4.50%, 09/23/54(j)	148,161	145,134,117
5.00%, 12/15/36	356	364,537
5.00%, 01/15/39	1,123	1,152,892
5.00%, 07/15/39	1,970	2,023,046
5.00%, 05/15/40	730	748,400
5.00%, 07/20/40	3,733	3,825,190
5.00%, 08/20/40	1,403	1,437,909
5.00%, 05/15/47	1,017	1,030,350
5.00%, 06/15/47	155	156,704
5.00%, 11/15/47	349	353,591
5.00%, 12/15/47	253	256,223
5.00%, 01/15/48	332	335,684
5.00%, 02/15/48	476	481,654
5.00%, 03/20/48	1,014	1,032,582
5.00%, 04/20/48	3,438	3,496,620
5.00%, 05/20/48	3,708	3,750,594
5.00%, 10/20/48	76	76,761
5.00%, 11/20/48	1,328	1,342,305
5.00%, 12/20/48	2,459	2,485,250
5.00%, 01/20/49	4,107	4,152,058
5.00%, 04/20/49	9,498	9,600,623
5.00%, 05/20/49	1,109	1,121,331
5.00%, 06/20/49	8,880	8,979,065
5.00%, 07/20/52	4,584	4,580,268
5.00%, 09/20/52	5,769	5,764,173
5.00%, 12/20/52	39,984	39,948,737
Schedule of Investments
100

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/20/53	$42,760	$42,722,204
5.00%, 02/20/53	7,605	7,598,087
5.00%, 04/20/53	30,860	30,807,843
5.00%, 05/20/53	77,994	77,831,333
5.00%, 06/20/53	8,373	8,355,328
5.00%, 07/20/53	88,589	88,404,182
5.00%, 05/20/54	578	576,667
5.00%, 09/15/54(j)	134,655	134,410,411
5.00%, 10/15/54(j)	61,750	61,599,243
5.50%, 03/15/36	534	555,764
5.50%, 06/20/38	603	628,577
5.50%, 03/20/39	898	933,950
5.50%, 12/15/39	216	226,570
5.50%, 01/15/40	2,098	2,182,878
5.50%, 04/20/48	206	212,856
5.50%, 12/20/52	75,804	76,338,964
5.50%, 01/20/53	24,006	24,171,597
5.50%, 03/20/53	39,472	39,786,324
5.50%, 04/20/53	108,430	109,289,200
5.50%, 06/20/53	22,761	22,916,086
5.50%, 07/20/53	21,517	21,846,436
5.50%, 09/20/53	44,136	44,437,678
5.50%, 10/20/53	48,189	48,518,586
5.50%, 05/20/54	1,988	2,000,473
5.50%, 08/20/54	92,254	92,840,697
5.50%, 09/15/54(j)	205,024	206,368,412
6.00%, 03/15/37	1,755	1,866,967
6.00%, 09/20/38	671	713,375
6.00%, 11/15/39	289	310,215
6.00%, 02/20/53	11,428	11,592,416
6.00%, 09/20/53	28,815	29,263,153
6.00%, 10/20/53	43,797	44,477,712
6.00%, 01/20/54	15,300	15,537,631
6.00%, 06/20/54	122,749	124,557,915
6.00%, 07/20/54	92,371	93,732,654
6.00%, 08/20/54	32,650	33,131,144
6.00%, 09/15/54(j)	369,775	375,235,087
6.50%, 10/20/38	995	1,076,233
6.50%, 01/20/54	90,448	92,304,594
6.50%, 02/20/54	14,361	14,656,225
6.50%, 04/20/54	34,999	35,762,672
6.50%, 06/20/54	38,065	38,895,682
6.50%, 07/20/54	62,170	63,526,128
6.50%, 08/20/54	35,750	36,559,147
6.50%, 09/15/54(j)	204,829	209,199,783
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	16,034	14,189,792
1.50%, 04/01/36	285	252,174
1.50%, 07/01/36	2,923	2,583,696
1.50%, 10/01/36	11,714	10,347,716
1.50%, 01/01/37	1,500	1,324,451
1.50%, 02/01/37	141,598	124,952,615
1.50%, 03/01/37	145,617	128,451,401
1.50%, 04/01/37	22,318	19,687,347
1.50%, 08/01/37	11,595	10,232,285
1.50%, 09/19/39(j)	176,063	155,459,658
1.50%, 11/01/50	84,978	66,452,764
1.50%, 01/01/51	23,720	18,544,994
1.50%, 04/01/51	8,611	6,729,437
1.50%, 05/01/51	96,130	75,113,986
1.50%, 06/01/51	45,609	35,634,872
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 07/01/51	$131,639	$102,854,804
1.50%, 11/01/51	86,102	67,238,651
1.50%, 04/01/52	8,904	6,955,252
1.50%, 09/16/54(j)	19,975	15,644,146
2.00%, 10/01/35	26,902	24,621,012
2.00%, 11/01/35	12,647	11,594,105
2.00%, 12/01/35	60,639	55,296,241
2.00%, 02/01/36	307,902	281,086,525
2.00%, 03/01/36	62,129	56,528,910
2.00%, 04/01/36	470	428,562
2.00%, 05/01/36	49,117	44,748,647
2.00%, 06/01/36	37,176	33,739,191
2.00%, 08/01/36	23,067	20,956,909
2.00%, 09/01/36	19,044	17,257,172
2.00%, 10/01/36	5,996	5,442,713
2.00%, 11/01/36	44,311	40,177,499
2.00%, 12/01/36	78,183	70,901,649
2.00%, 01/01/37	114,564	103,894,769
2.00%, 02/01/37	64,134	58,119,277
2.00%, 03/01/37	31,426	28,444,724
2.00%, 04/01/37	128,702	116,459,700
2.00%, 05/01/37	57,809	52,292,775
2.00%, 06/01/37	98,562	89,237,812
2.00%, 08/01/37	4,771	4,315,460
2.00%, 10/01/37	8,970	8,113,852
2.00%, 09/19/39(j)	234,889	212,539,723
2.00%, 06/01/50	64,638	53,402,059
2.00%, 07/01/50	55,949	46,208,469
2.00%, 09/01/50	62,124	51,389,680
2.00%, 10/01/50	150,811	124,652,071
2.00%, 11/01/50	2,389	1,970,246
2.00%, 12/01/50	219,101	182,056,814
2.00%, 01/01/51	94,647	78,891,779
2.00%, 02/01/51	438,810	361,466,389
2.00%, 03/01/51	445,750	367,484,512
2.00%, 04/01/51	535,626	441,646,881
2.00%, 05/01/51	103,586	85,577,897
2.00%, 06/01/51	274,138	226,302,325
2.00%, 07/01/51	264,317	217,950,293
2.00%, 08/01/51	148,988	122,233,626
2.00%, 09/01/51	48,544	39,843,780
2.00%, 10/01/51	654,166	538,359,394
2.00%, 11/01/51	473,212	389,409,332
2.00%, 12/01/51	381,196	313,360,080
2.00%, 01/01/52	221,094	181,605,506
2.00%, 02/01/52	542,793	445,001,309
2.00%, 03/01/52	451,488	369,923,552
2.00%, 04/01/52	24,543	20,099,386
2.00%, 05/01/52	53,603	43,980,963
2.00%, 06/01/52	75,463	61,851,458
2.00%, 10/01/52	34,846	28,585,026
2.00%, 09/16/54(j)	75,506	61,777,898
2.50%, 05/01/27	534	520,498
2.50%, 10/01/27	604	588,044
2.50%, 01/01/28	78	75,473
2.50%, 03/01/28	120	116,296
2.50%, 06/01/28	21	20,150
2.50%, 09/01/28	59	57,340
2.50%, 12/01/28	26	25,473
2.50%, 09/01/29	44	42,432
2.50%, 12/01/29	1,027	997,165
101
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/30	$809	$778,145
2.50%, 03/01/30	2,767	2,660,343
2.50%, 04/01/30	165	159,125
2.50%, 06/01/30	429	411,648
2.50%, 07/01/30	859	824,865
2.50%, 08/01/30	2,430	2,331,396
2.50%, 09/01/30	909	871,736
2.50%, 12/01/30	1,769	1,694,558
2.50%, 01/01/31	1,170	1,122,767
2.50%, 04/01/31	664	634,662
2.50%, 05/01/31	19	17,905
2.50%, 09/01/31	3,462	3,299,788
2.50%, 10/01/31	31,603	30,250,669
2.50%, 12/01/31	6,113	5,830,164
2.50%, 01/01/32	12,058	11,497,333
2.50%, 02/01/32	13,959	13,321,056
2.50%, 03/01/32	5,580	5,311,278
2.50%, 04/01/32	32,836	31,347,840
2.50%, 05/01/32	21,598	20,599,416
2.50%, 06/01/32	590	564,154
2.50%, 07/01/32	9,079	8,676,313
2.50%, 09/01/32	3,515	3,357,889
2.50%, 10/01/32	687	653,001
2.50%, 11/01/32	621	587,138
2.50%, 12/01/32	6,351	6,026,331
2.50%, 01/01/33	17,951	17,243,272
2.50%, 03/01/33	99	94,270
2.50%, 07/01/33	98	92,497
2.50%, 08/01/34	426	407,251
2.50%, 10/01/34	154	143,836
2.50%, 11/01/34	19,636	18,256,947
2.50%, 07/01/35	10,938	10,237,362
2.50%, 09/01/35	21,217	19,787,715
2.50%, 10/01/35	67,785	63,375,404
2.50%, 03/01/36	19,992	18,665,516
2.50%, 04/01/36	1,275	1,188,114
2.50%, 05/01/36	17,523	16,312,838
2.50%, 07/01/36	29,366	27,295,115
2.50%, 08/01/36	8,563	7,970,504
2.50%, 10/01/36	1,178	1,100,377
2.50%, 03/01/37	13,026	12,105,108
2.50%, 04/01/37	26,484	24,632,700
2.50%, 05/01/37	59,730	55,476,804
2.50%, 06/01/37	14,536	13,500,552
2.50%, 09/19/39(j)	232,677	215,988,282
2.50%, 05/01/43	195	174,104
2.50%, 02/01/47	679	596,371
2.50%, 04/01/47	8,655	7,605,530
2.50%, 12/01/47	165	145,406
2.50%, 05/01/50	75,831	65,337,574
2.50%, 07/01/50	40,431	35,266,391
2.50%, 08/01/50	58,287	50,700,013
2.50%, 09/01/50	141,435	122,651,725
2.50%, 10/01/50	171,357	148,184,783
2.50%, 11/01/50	198,988	171,912,877
2.50%, 12/01/50	76,152	65,240,946
2.50%, 01/01/51	136,898	117,389,365
2.50%, 02/01/51	54,683	47,016,744
2.50%, 03/01/51	70,058	59,909,567
2.50%, 04/01/51	51,440	44,096,390
2.50%, 05/01/51	36,651	31,538,707
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/01/51	$6,738	$5,779,403
2.50%, 07/01/51	278,755	239,325,270
2.50%, 08/01/51	297,054	255,622,340
2.50%, 09/01/51	138,234	118,741,355
2.50%, 10/01/51	163,783	140,776,718
2.50%, 11/01/51	92,248	79,376,407
2.50%, 12/01/51	409,044	351,781,355
2.50%, 01/01/52	454,584	389,298,216
2.50%, 02/01/52	290,480	248,933,942
2.50%, 03/01/52	241,213	206,280,087
2.50%, 04/01/52	279,552	239,095,462
2.50%, 05/01/52	110,006	93,910,437
2.50%, 06/01/52	12,885	10,997,818
2.50%, 07/01/52	167,149	142,741,046
2.50%, 08/01/52	10,768	9,191,125
2.50%, 04/01/53	135,367	115,543,882
2.50%, 09/16/54(j)	170,201	145,126,838
3.00%, 11/01/25	25	25,156
3.00%, 10/01/26	28	27,150
3.00%, 01/01/27	724	711,042
3.00%, 02/01/27	8	7,798
3.00%, 10/01/27	1,185	1,159,481
3.00%, 11/01/27	720	703,772
3.00%, 12/01/27	49	47,557
3.00%, 03/01/29	94	91,302
3.00%, 07/01/29	142	138,058
3.00%, 09/01/29	73	70,835
3.00%, 10/01/29	21	19,992
3.00%, 01/01/30	55	53,199
3.00%, 03/01/30	23,506	22,985,367
3.00%, 04/01/30	2,516	2,443,889
3.00%, 06/01/30	414	403,933
3.00%, 07/01/30	2,014	1,954,346
3.00%, 08/01/30	7,401	7,180,425
3.00%, 09/01/30	9,670	9,387,024
3.00%, 10/01/30	4,407	4,274,078
3.00%, 11/01/30	1,034	1,002,490
3.00%, 12/01/30	3,039	2,945,218
3.00%, 01/01/31	9,899	9,624,147
3.00%, 02/01/31	7,141	6,931,062
3.00%, 03/01/31	4,873	4,718,648
3.00%, 04/01/31	737	714,436
3.00%, 05/01/31	234	226,394
3.00%, 06/01/31	4,279	4,140,391
3.00%, 07/01/31	1,139	1,100,115
3.00%, 09/01/31	4,033	3,905,892
3.00%, 10/01/31	800	773,851
3.00%, 12/01/31	6,678	6,512,472
3.00%, 01/01/32	7,108	6,872,799
3.00%, 02/01/32	13,347	12,915,693
3.00%, 03/01/32	1,905	1,839,841
3.00%, 04/01/32	132	126,947
3.00%, 05/01/32	2,800	2,695,238
3.00%, 06/01/32	4,305	4,172,083
3.00%, 08/01/32	2,685	2,593,166
3.00%, 09/01/32	746	722,017
3.00%, 11/01/32	4,406	4,253,623
3.00%, 12/01/32	8,745	8,431,721
3.00%, 02/01/33	4,816	4,647,656
3.00%, 05/01/33	410	392,776
3.00%, 09/01/33	334	321,374
Schedule of Investments
102

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/01/33	$4,183	$4,022,889
3.00%, 07/01/34	3,242	3,104,494
3.00%, 08/01/34	351	336,039
3.00%, 09/01/34	4,950	4,741,211
3.00%, 11/01/34	3,308	3,168,179
3.00%, 12/01/34	11,868	11,367,609
3.00%, 03/01/35	3,178	3,044,336
3.00%, 04/01/35	19,429	18,604,172
3.00%, 06/01/35	461	441,464
3.00%, 07/01/35	2,589	2,480,404
3.00%, 09/01/35	13,857	13,434,932
3.00%, 10/01/35	8,059	7,716,265
3.00%, 12/01/35	5,123	4,922,807
3.00%, 02/01/37	5,979	5,691,556
3.00%, 07/01/37	13,452	12,809,497
3.00%, 11/01/38	19,996	18,969,670
3.00%, 09/15/39(j)	103,995	98,733,185
3.00%, 08/01/42	209	192,040
3.00%, 09/01/42	72	66,877
3.00%, 10/01/42	3,078	2,845,745
3.00%, 11/01/42	2,338	2,138,832
3.00%, 12/01/42	12,637	11,594,909
3.00%, 01/01/43	5,890	5,448,124
3.00%, 02/01/43	211	192,831
3.00%, 03/01/43	9,055	8,321,362
3.00%, 04/01/43	9,857	9,079,271
3.00%, 05/01/43	3,966	3,657,114
3.00%, 06/01/43	1,965	1,797,428
3.00%, 07/01/43	1,417	1,304,774
3.00%, 08/01/43	2,402	2,198,074
3.00%, 09/01/43	5,835	5,338,576
3.00%, 01/01/44	8,111	7,420,904
3.00%, 10/01/44	25,462	23,294,790
3.00%, 12/01/44	6	5,515
3.00%, 01/01/45	2,590	2,369,084
3.00%, 02/01/45	239	216,992
3.00%, 03/01/45	11,019	10,081,014
3.00%, 04/01/45	91	82,933
3.00%, 05/01/45	10,681	9,722,505
3.00%, 06/01/45	53	48,580
3.00%, 08/01/45	116	106,362
3.00%, 09/01/45	815	740,919
3.00%, 11/01/45	1,869	1,697,744
3.00%, 12/01/45	200	182,261
3.00%, 01/01/46	487	442,337
3.00%, 04/01/46	2,759	2,506,471
3.00%, 06/01/46	55	49,340
3.00%, 07/01/46	67,715	61,510,742
3.00%, 08/01/46	11,854	10,755,507
3.00%, 10/01/46	3,747	3,407,175
3.00%, 11/01/46	45,403	41,166,831
3.00%, 12/01/46	101,549	91,982,600
3.00%, 01/01/47	37,932	34,478,557
3.00%, 02/01/47	62,311	56,398,657
3.00%, 03/01/47	33,829	30,618,793
3.00%, 05/01/47	1,271	1,150,215
3.00%, 07/01/47	15,439	13,973,931
3.00%, 08/01/47	4,774	4,320,884
3.00%, 12/01/47	24,666	22,396,477
3.00%, 03/01/48	3,883	3,514,479
3.00%, 04/01/48	110	98,431
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/48	$378	$342,123
3.00%, 11/01/48	43,277	39,134,768
3.00%, 02/01/49	19,916	18,090,923
3.00%, 09/01/49	9,141	8,265,068
3.00%, 11/01/49	14,546	13,101,367
3.00%, 12/01/49	28,172	25,349,120
3.00%, 02/01/50	7,460	6,644,843
3.00%, 03/01/50	18,493	16,631,915
3.00%, 04/01/50	10,897	9,784,900
3.00%, 06/01/50	50,521	45,317,971
3.00%, 07/01/50	50,443	45,220,857
3.00%, 08/01/50	43,180	38,990,119
3.00%, 09/01/50	9,505	8,516,069
3.00%, 10/01/50	133,227	118,571,268
3.00%, 11/01/50	17,793	15,942,227
3.00%, 12/01/50	8,246	7,384,892
3.00%, 01/01/51	26,301	23,606,003
3.00%, 03/01/51	3,953	3,536,676
3.00%, 05/01/51	64,658	58,463,553
3.00%, 06/01/51	61,019	54,612,683
3.00%, 07/01/51	41,630	37,286,903
3.00%, 08/01/51	58,468	52,126,156
3.00%, 11/01/51	17,529	15,645,040
3.00%, 12/01/51	10,309	9,245,774
3.00%, 01/01/52	75,828	67,567,222
3.00%, 02/01/52	91,049	81,677,097
3.00%, 03/01/52	132,036	117,817,849
3.00%, 04/01/52	173,434	155,106,903
3.00%, 05/01/52	59,794	53,382,379
3.00%, 07/01/52	177,772	157,722,702
3.00%, 08/01/52	28,300	25,310,861
3.00%, 09/16/54(j)	170,797	151,505,967
3.50%, 10/01/25	43	42,767
3.50%, 01/01/27	99	98,079
3.50%, 11/01/28	73	71,336
3.50%, 01/01/29	148	145,770
3.50%, 11/01/29	64	63,213
3.50%, 12/01/29	584	573,774
3.50%, 07/01/30	3,536	3,477,020
3.50%, 10/01/30	930	913,639
3.50%, 11/01/30	236	231,518
3.50%, 03/01/31	1,617	1,583,600
3.50%, 06/01/31	4,711	4,625,537
3.50%, 01/01/32	6,167	6,036,440
3.50%, 02/01/32	780	761,840
3.50%, 05/01/32	3,064	2,996,476
3.50%, 06/01/32	2,862	2,799,034
3.50%, 07/01/32	1,094	1,068,136
3.50%, 08/01/32	692	676,585
3.50%, 09/01/32	1,637	1,603,239
3.50%, 10/01/32	699	683,365
3.50%, 11/01/32	834	815,930
3.50%, 12/01/32	99	96,578
3.50%, 02/01/33	458	446,889
3.50%, 03/01/33	3,667	3,585,652
3.50%, 04/01/33	4,346	4,249,512
3.50%, 05/01/33	3,214	3,139,153
3.50%, 06/01/33	3,772	3,680,584
3.50%, 10/01/33	516	503,310
3.50%, 01/01/34	1,159	1,131,125
3.50%, 02/01/34	18,509	18,076,758
103
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/01/34	$489	$476,917
3.50%, 04/01/34	899	879,423
3.50%, 05/01/34	1,634	1,594,872
3.50%, 07/01/34	3,309	3,256,054
3.50%, 08/01/34	4,515	4,401,253
3.50%, 01/01/35	3,200	3,119,990
3.50%, 05/01/35	258	251,907
3.50%, 09/01/37	26,177	25,463,547
3.50%, 07/01/38	34,598	33,527,035
3.50%, 08/01/38	813	779,794
3.50%, 09/01/38	1,442	1,383,528
3.50%, 09/19/39(j)	25,165	24,409,029
3.50%, 11/01/40	226	214,439
3.50%, 02/01/41	240	226,357
3.50%, 02/01/42	6,924	6,543,417
3.50%, 03/01/42	52	49,361
3.50%, 04/01/42	24	22,599
3.50%, 05/01/42	2,370	2,243,250
3.50%, 08/01/42	386	366,269
3.50%, 09/01/42	14,178	13,402,401
3.50%, 11/01/42	8,468	8,004,948
3.50%, 12/01/42	3,030	2,866,118
3.50%, 01/01/43	81	76,890
3.50%, 02/01/43	461	439,298
3.50%, 04/01/43	79	75,221
3.50%, 05/01/43	113	106,342
3.50%, 06/01/43	3,045	2,876,528
3.50%, 08/01/43	60	56,994
3.50%, 10/01/43	3,416	3,229,445
3.50%, 09/01/44	199	188,275
3.50%, 10/01/44	3,938	3,720,578
3.50%, 01/01/45	95	89,842
3.50%, 02/01/45	4,907	4,635,148
3.50%, 03/01/45	19,090	17,943,688
3.50%, 05/01/45	21,186	19,936,726
3.50%, 06/01/45	77	72,763
3.50%, 07/01/45	8,642	8,131,480
3.50%, 08/01/45	3,322	3,126,015
3.50%, 10/01/45	1,734	1,638,295
3.50%, 11/01/45	245	230,884
3.50%, 12/01/45	32,541	30,606,056
3.50%, 01/01/46	14,094	13,317,313
3.50%, 02/01/46	14,661	13,786,410
3.50%, 03/01/46	18,163	17,063,205
3.50%, 04/01/46	2,507	2,338,346
3.50%, 05/01/46	14,959	14,044,861
3.50%, 06/01/46	2,822	2,636,662
3.50%, 07/01/46	24,192	22,718,117
3.50%, 08/01/46	7,917	7,404,182
3.50%, 09/01/46	6,212	5,786,054
3.50%, 10/01/46	8,989	8,424,411
3.50%, 11/01/46	12,448	11,687,941
3.50%, 12/01/46	53,743	50,536,147
3.50%, 01/01/47	27,846	26,200,316
3.50%, 02/01/47	11,987	11,260,607
3.50%, 04/01/47	11,061	10,365,145
3.50%, 05/01/47	12,558	11,772,429
3.50%, 06/01/47	4,001	3,759,179
3.50%, 07/01/47	55,736	52,130,901
3.50%, 08/01/47	13,369	12,503,387
3.50%, 09/01/47	3,360	3,138,338
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 10/01/47	$10,904	$10,240,020
3.50%, 11/01/47	15,569	14,614,929
3.50%, 12/01/47	15,100	14,105,889
3.50%, 01/01/48	33,111	30,977,964
3.50%, 02/01/48	70,107	65,569,096
3.50%, 03/01/48	2,227	2,078,990
3.50%, 04/01/48	10,084	9,444,010
3.50%, 05/01/48	27,854	26,023,752
3.50%, 06/01/48	3,009	2,808,453
3.50%, 07/01/48	2,346	2,193,680
3.50%, 11/01/48	35,547	33,183,819
3.50%, 02/01/49	93	86,600
3.50%, 03/01/49	1,289	1,201,754
3.50%, 04/01/49	1,983	1,847,267
3.50%, 05/01/49	1,495	1,380,773
3.50%, 06/01/49	76,073	71,094,219
3.50%, 07/01/49	11,568	10,765,759
3.50%, 09/01/49	16,628	15,474,045
3.50%, 04/01/50	42,615	39,803,006
3.50%, 05/01/50	16,801	15,637,058
3.50%, 06/01/50	4,832	4,495,627
3.50%, 07/01/50	21,066	19,506,233
3.50%, 02/01/51	26,791	24,933,077
3.50%, 05/01/51	6,743	6,277,988
3.50%, 07/01/51	3,671	3,400,144
3.50%, 09/01/51	1,222	1,136,961
3.50%, 01/01/52	3,720	3,460,563
3.50%, 04/01/52	147,439	137,010,294
3.50%, 05/01/52	147,309	135,896,895
3.50%, 06/01/52	62,374	57,785,889
3.50%, 07/01/52	25,115	23,310,334
3.50%, 09/15/54(j)	233,486	214,942,404
4.00%, 10/01/25	148	146,977
4.00%, 11/01/25	2	2,036
4.00%, 03/01/26	93	92,530
4.00%, 06/01/26	141	139,251
4.00%, 09/01/26	55	54,420
4.00%, 12/01/30	811	802,502
4.00%, 01/01/31	305	302,102
4.00%, 02/01/31	212	209,781
4.00%, 10/01/31	940	930,078
4.00%, 02/01/32	1,239	1,226,065
4.00%, 07/01/32	1,538	1,524,155
4.00%, 05/01/33	3,770	3,733,388
4.00%, 06/01/33	639	633,064
4.00%, 07/01/33	1,093	1,082,538
4.00%, 12/01/33	2,584	2,561,975
4.00%, 07/01/37	4,477	4,411,047
4.00%, 08/01/37	4,544	4,482,326
4.00%, 09/01/37	6,305	6,211,899
4.00%, 11/01/37	8,985	8,852,654
4.00%, 02/01/38	4,730	4,660,087
4.00%, 04/01/38	3,961	3,904,339
4.00%, 05/01/38	7,398	7,291,607
4.00%, 06/01/38	6,153	6,043,930
4.00%, 07/01/38	14,961	14,745,338
4.00%, 11/01/38	2,590	2,552,816
4.00%, 09/15/39(j)	79,890	78,818,341
4.00%, 12/01/40	19	18,529
4.00%, 12/01/41	993	970,033
4.00%, 03/01/42	2,149	2,096,555
Schedule of Investments
104

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/01/42	$1,630	$1,591,819
4.00%, 07/01/42	59	57,591
4.00%, 09/01/43	102	99,895
4.00%, 10/01/43	73	71,571
4.00%, 04/01/44	38	36,777
4.00%, 05/01/44	2,305	2,252,496
4.00%, 06/01/44	3,791	3,706,928
4.00%, 10/01/44	1,151	1,117,571
4.00%, 12/01/44	8,061	7,858,085
4.00%, 01/01/45	11,043	10,733,709
4.00%, 02/01/45	33,857	32,997,469
4.00%, 03/01/45	5,280	5,127,420
4.00%, 05/01/45	9,720	9,482,656
4.00%, 06/01/45	5,299	5,145,497
4.00%, 07/01/45	406	392,968
4.00%, 08/01/45	339	327,956
4.00%, 09/01/45	712	692,950
4.00%, 11/01/45	128	124,066
4.00%, 12/01/45	808	787,150
4.00%, 01/01/46	677	654,488
4.00%, 02/01/46	1,177	1,135,630
4.00%, 03/01/46	1,515	1,462,724
4.00%, 04/01/46	2,044	1,970,858
4.00%, 05/01/46	2,722	2,626,487
4.00%, 06/01/46	17,019	16,626,895
4.00%, 07/01/46	20,217	19,601,120
4.00%, 08/01/46	3,525	3,404,970
4.00%, 09/01/46	135	129,972
4.00%, 10/01/46	3,645	3,535,628
4.00%, 11/01/46	1,248	1,218,458
4.00%, 02/01/47	2,689	2,599,186
4.00%, 03/01/47	2,064	1,989,672
4.00%, 04/01/47	5,735	5,534,497
4.00%, 05/01/47	5,248	5,070,285
4.00%, 06/01/47	10,358	10,013,376
4.00%, 07/01/47	16,165	15,589,454
4.00%, 08/01/47	13,589	13,108,782
4.00%, 09/01/47	13,962	13,460,841
4.00%, 10/01/47	12,242	11,866,881
4.00%, 11/01/47	6,072	5,840,760
4.00%, 12/01/47	9,467	9,111,045
4.00%, 01/01/48	1,896	1,823,832
4.00%, 02/01/48	19,859	19,105,380
4.00%, 04/01/48	20,823	20,025,533
4.00%, 05/01/48	1,701	1,635,749
4.00%, 07/01/48	2,666	2,563,923
4.00%, 09/01/48	10,410	10,010,892
4.00%, 10/01/48	7,448	7,176,622
4.00%, 11/01/48	22,174	21,325,564
4.00%, 01/01/49	2,821	2,722,540
4.00%, 02/01/49	3,012	2,896,519
4.00%, 03/01/49	35,243	33,894,891
4.00%, 04/01/49	10,420	10,062,323
4.00%, 05/01/49	7,733	7,469,026
4.00%, 06/01/49	30,235	29,149,881
4.00%, 07/01/49	53,643	51,637,653
4.00%, 08/01/49	946	914,420
4.00%, 10/01/49	1,686	1,623,192
4.00%, 11/01/49	39,986	38,364,504
4.00%, 12/01/49	3,359	3,225,946
4.00%, 01/01/50	18,659	17,944,912
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/50	$536	$514,417
4.00%, 05/01/50	9,681	9,298,034
4.00%, 03/01/51	7,454	7,159,008
4.00%, 05/01/51	19,094	18,362,942
4.00%, 08/01/51	1,287	1,235,839
4.00%, 04/01/52	15,524	14,775,437
4.00%, 05/01/52	33,449	31,901,938
4.00%, 06/01/52	46,785	44,540,667
4.00%, 07/01/52	77,951	74,300,876
4.00%, 08/01/52	174,978	166,409,476
4.00%, 09/01/52	20,772	19,730,588
4.00%, 10/01/52	25,813	24,702,423
4.00%, 11/01/52	4,222	4,020,968
4.00%, 12/01/52	57,295	54,371,470
4.00%, 02/01/53	29,404	28,252,417
4.00%, 03/01/53	5,264	4,992,620
4.00%, 09/16/54(j)	236,265	224,182,963
4.50%, 10/01/24	2	2,430
4.50%, 02/01/25	7	7,245
4.50%, 04/01/25	15	15,269
4.50%, 06/01/25	90	89,411
4.50%, 08/01/31	843	845,106
4.50%, 08/01/34	248	247,299
4.50%, 09/15/39(j)	4,200	4,192,198
4.50%, 09/01/40	2,412	2,409,873
4.50%, 12/01/40	1,396	1,394,270
4.50%, 01/01/41	2,857	2,854,061
4.50%, 05/01/41	1,823	1,825,244
4.50%, 06/01/41	10,250	10,248,333
4.50%, 08/01/41	3,816	3,810,815
4.50%, 09/01/41	1,202	1,205,586
4.50%, 01/01/42	1,291	1,289,724
4.50%, 09/01/42	1,183	1,181,595
4.50%, 08/01/43	2,080	2,071,944
4.50%, 12/01/43	67	67,108
4.50%, 03/01/44	12	12,200
4.50%, 04/01/44	3,366	3,352,362
4.50%, 06/01/44	672	670,769
4.50%, 12/01/44	249	248,959
4.50%, 02/01/45	1,380	1,381,022
4.50%, 08/01/45	1,887	1,889,035
4.50%, 10/01/45	341	342,187
4.50%, 11/01/45	181	179,793
4.50%, 12/01/45	571	568,125
4.50%, 01/01/46	71	70,975
4.50%, 02/01/46	7,031	7,023,474
4.50%, 03/01/46	1,206	1,204,452
4.50%, 04/01/46	237	236,416
4.50%, 05/01/46	80	80,184
4.50%, 06/01/46	4	3,885
4.50%, 07/01/46	26	26,275
4.50%, 08/01/46	1,759	1,748,584
4.50%, 09/01/46	630	630,426
4.50%, 10/01/46	779	773,492
4.50%, 01/01/47	373	370,331
4.50%, 02/01/47	145	143,579
4.50%, 03/01/47	1,579	1,569,245
4.50%, 04/01/47	4,705	4,678,146
4.50%, 06/01/47	2,565	2,546,733
4.50%, 07/01/47	16	16,293
4.50%, 08/01/47	200	197,994
105
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/01/47	$6,117	$6,084,911
4.50%, 01/01/48	8,719	8,637,028
4.50%, 02/01/48	909	903,384
4.50%, 03/01/48	4,917	4,876,921
4.50%, 04/01/48	2,272	2,256,469
4.50%, 05/01/48	5,012	4,956,475
4.50%, 06/01/48	3,140	3,123,384
4.50%, 07/01/48	1,911	1,885,010
4.50%, 08/01/48	8,810	8,757,380
4.50%, 09/01/48	255	251,817
4.50%, 10/01/48	11,256	11,119,066
4.50%, 11/01/48	4,240	4,183,160
4.50%, 12/01/48	15,928	15,778,342
4.50%, 01/01/49	5,069	4,999,841
4.50%, 02/01/49	10,166	10,030,977
4.50%, 03/01/49	606	602,904
4.50%, 04/01/49	11,460	11,391,545
4.50%, 05/01/49	9,532	9,396,196
4.50%, 07/01/49	786	772,341
4.50%, 08/01/49	171	168,146
4.50%, 09/01/50	34,368	33,901,580
4.50%, 05/01/52	9,700	9,589,627
4.50%, 06/01/52	76,794	74,925,070
4.50%, 07/01/52	7,041	6,867,442
4.50%, 08/01/52	27,490	26,849,624
4.50%, 09/01/52	69,116	67,642,466
4.50%, 10/01/52	96,670	94,766,612
4.50%, 11/01/52	27,173	26,474,933
4.50%, 12/01/52	160,652	157,419,570
4.50%, 04/01/53	17,163	16,737,507
4.50%, 07/01/53	2,270	2,210,736
4.50%, 08/01/53	23,003	22,485,890
4.50%, 09/16/54(j)	220,520	214,509,026
5.00%, 09/01/33	73	73,801
5.00%, 11/01/33	2,124	2,157,785
5.00%, 06/01/35	107	108,959
5.00%, 10/01/35	40	40,461
5.00%, 12/01/36	31	31,944
5.00%, 05/01/39	19	19,904
5.00%, 06/01/39	432	438,777
5.00%, 09/15/39(j)	975	981,992
5.00%, 12/01/39	71	72,297
5.00%, 01/01/40	2	1,656
5.00%, 03/01/40	1,182	1,208,454
5.00%, 04/01/40	185	189,186
5.00%, 05/01/40	12	12,309
5.00%, 06/01/40	108	109,924
5.00%, 07/01/40	745	761,857
5.00%, 08/01/40	989	1,012,323
5.00%, 09/01/40	7	7,380
5.00%, 10/01/40	32	33,040
5.00%, 04/01/41	493	504,264
5.00%, 05/01/41	1,948	1,993,081
5.00%, 06/01/41	514	525,649
5.00%, 08/01/41	960	981,162
5.00%, 10/01/41	2,423	2,477,139
5.00%, 01/01/42	12,970	13,264,661
5.00%, 05/01/42	4,541	4,644,622
5.00%, 09/01/47	427	430,387
5.00%, 02/01/48	1,523	1,535,139
5.00%, 03/01/48	1,298	1,308,777
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/01/48	$1,969	$1,984,078
5.00%, 05/01/48	1,642	1,655,527
5.00%, 07/01/48	2,135	2,156,180
5.00%, 09/01/48	1,473	1,482,689
5.00%, 01/01/49	112	112,676
5.00%, 04/01/49	6,023	6,082,910
5.00%, 05/01/49	24	24,523
5.00%, 06/01/49	220	221,754
5.00%, 09/01/49	64	64,524
5.00%, 10/01/49	176	177,797
5.00%, 07/01/50	3,890	3,918,939
5.00%, 08/01/52	13,851	13,847,339
5.00%, 09/01/52	23,954	24,020,182
5.00%, 10/01/52	29,910	29,922,087
5.00%, 11/01/52	40,874	40,830,894
5.00%, 12/01/52	23,110	23,156,339
5.00%, 01/01/53	43,048	42,991,457
5.00%, 02/01/53	49,718	49,390,351
5.00%, 03/01/53	52,530	52,448,669
5.00%, 04/01/53	97,162	96,520,322
5.00%, 05/01/53	74,781	74,273,369
5.00%, 06/01/53	147,841	147,351,559
5.00%, 07/01/53	47,963	47,865,143
5.00%, 08/01/53	35,902	35,635,793
5.00%, 09/01/53	24,297	24,116,537
5.00%, 12/01/53	14,944	14,832,754
5.00%, 02/01/54	49,979	49,608,246
5.00%, 06/01/54	18,844	18,805,815
5.00%, 09/16/54(j)	169,445	168,225,473
5.50%, 05/01/33	785	810,058
5.50%, 11/01/33	1,614	1,664,728
5.50%, 09/01/34	2,429	2,510,244
5.50%, 09/01/36	174	179,458
5.50%, 03/01/38	158	164,679
5.50%, 06/01/38	4,186	4,357,883
5.50%, 11/01/38	336	349,751
5.50%, 07/01/40	1,023	1,064,631
5.50%, 09/01/41	25,615	26,438,246
5.50%, 01/01/47	2,055	2,129,357
5.50%, 12/01/48	196	202,449
5.50%, 09/01/52	12,273	12,600,043
5.50%, 11/01/52	13,855	14,104,433
5.50%, 12/01/52	58,508	59,600,322
5.50%, 01/01/53	77,824	79,466,699
5.50%, 02/01/53	71,121	72,021,957
5.50%, 03/01/53	77,064	78,438,402
5.50%, 04/01/53	102,250	103,271,441
5.50%, 05/01/53	82,604	83,396,424
5.50%, 06/01/53	36,864	37,380,239
5.50%, 07/01/53	45,350	46,011,497
5.50%, 08/01/53	13,315	13,420,335
5.50%, 10/01/53	49,908	50,303,574
5.50%, 11/01/53	30,127	30,564,417
5.50%, 02/01/54	13,887	13,981,274
5.50%, 03/01/54	85,325	85,975,630
5.50%, 04/01/54	82,294	82,897,811
5.50%, 05/01/54	19,699	19,890,768
5.50%, 06/01/54	5,288	5,328,180
5.50%, 09/15/54(j)	148,630	149,639,217
6.00%, 03/01/34	1,320	1,383,595
6.00%, 05/01/34	113	118,019
Schedule of Investments
106

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 08/01/34	$224	$234,737
6.00%, 11/01/34	72	75,737
6.00%, 09/01/36	321	340,034
6.00%, 08/01/37	751	795,748
6.00%, 03/01/38	267	283,131
6.00%, 05/01/38	125	132,205
6.00%, 09/01/38	104	109,856
6.00%, 06/01/39	1,925	2,018,172
6.00%, 10/01/39	130	138,114
6.00%, 07/01/41	1,085	1,150,057
6.00%, 02/01/49	5,265	5,579,445
6.00%, 01/01/53	12,320	12,780,703
6.00%, 04/01/53	2,391	2,477,948
6.00%, 05/01/53	3,251	3,362,243
6.00%, 06/01/53	16,365	16,784,268
6.00%, 07/01/53	100,814	103,413,004
6.00%, 08/01/53	204,746	210,777,174
6.00%, 09/01/53	91,756	94,067,602
6.00%, 10/01/53	24,065	24,551,607
6.00%, 11/01/53	94,909	97,024,068
6.00%, 12/01/53	14,641	15,016,224
6.00%, 02/01/54	26,838	27,399,709
6.00%, 03/01/54	22,557	23,065,830
6.00%, 04/01/54	54,143	55,377,167
6.00%, 06/01/54	25,016	25,507,628
6.00%, 07/01/54	8,998	9,222,087
6.00%, 08/01/54	72,077	73,736,568
6.00%, 09/15/54(j)	75,800	77,191,397
6.50%, 08/01/36	20	21,102
6.50%, 09/01/36	147	157,650
6.50%, 10/01/36	20	22,001
6.50%, 12/01/36	32	34,267
6.50%, 07/01/37	35	38,081
6.50%, 08/01/37	1,600	1,721,893
6.50%, 10/01/37	62	67,014
6.50%, 11/01/37	17	18,641
6.50%, 12/01/37	492	526,915
6.50%, 06/01/38	15	15,930
6.50%, 10/01/39	454	488,376
6.50%, 05/01/40	14	14,935
6.50%, 07/01/53	7,293	7,599,786
6.50%, 09/01/53	60,784	62,865,887
6.50%, 10/01/53	81,901	85,113,643
6.50%, 11/01/53	104,436	108,050,749
6.50%, 12/01/53	168,366	175,245,182
6.50%, 01/01/54	41,889	43,429,895
6.50%, 02/01/54	40,451	42,267,133
6.50%, 03/01/54	18,938	19,626,016
6.50%, 04/01/54	10,093	10,452,325
6.50%, 05/01/54	5,398	5,574,698
6.50%, 06/01/54	25,668	26,619,291
6.50%, 08/01/54	37,156	38,538,989
6.50%, 09/17/54(j)	126,125	129,866,288
7.00%, 04/01/37	553	604,868
		30,745,007,571
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Banks
0.50%, 04/14/25(c)	7,000	6,820,775
1.25%, 12/21/26	180	169,604
2.13%, 12/14/29	70	64,145
2.75%, 12/13/24	250	248,292
Security	Par (000)	Value
U.S. Government Agency Obligations (continued)
2.88%, 09/13/24	$1,000	$999,258
3.13%, 06/13/25	980	968,053
3.25%, 11/16/28	25,470	24,925,732
4.25%, 12/10/27	75	75,874
5.50%, 07/15/36	7,900	8,874,861
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32(c)	73,453	84,771,689
6.75%, 03/15/31	21,820	25,310,850
Federal National Mortgage Association
0.38%, 08/25/25	24,991	24,028,169
0.63%, 04/22/25	5,000	4,873,556
0.88%, 08/05/30	17,530	14,787,423
1.63%, 01/07/25(c)	13,020	12,868,362
1.88%, 09/24/26	1,285	1,232,314
2.63%, 09/06/24	39,730	39,692,793
5.63%, 07/15/37	795	903,929
6.25%, 05/15/29	580	641,363
6.63%, 11/15/30	8,180	9,379,704
7.13%, 01/15/30	10,000	11,577,234
7.25%, 05/15/30	17,396	20,389,908
Tennessee Valley Authority
1.50%, 09/15/31	1,000	842,417
3.50%, 12/15/42	525	449,199
4.63%, 09/15/60	1,000	965,775
4.88%, 01/15/48	8,035	8,173,839
5.25%, 09/15/39	458	489,392
5.50%, 06/15/38	10,000	11,064,693
5.88%, 04/01/36	95	108,272
6.15%, 01/15/38	3,553	4,161,414
7.13%, 05/01/30	3,556	4,117,472
Series B, 4.70%, 07/15/33	1,500	1,555,855
Series E, 6.75%, 11/01/25	7,000	7,186,107
		332,718,323
U.S. Government Obligations — 43.6%
U.S. Treasury Note/Bond
0.25%, 09/30/25	116,300	111,348,165
0.25%, 10/31/25	194,300	185,503,371
0.38%, 11/30/25	291,800	278,247,259
0.38%, 12/31/25	210,900	200,610,387
0.38%, 01/31/26	648,200	614,979,750
0.38%, 07/31/27	119,700	108,487,477
0.38%, 09/30/27	105,000	94,688,672
0.50%, 02/28/26	204,700	194,065,196
0.50%, 04/30/27	93,800	85,980,891
0.50%, 05/31/27	108,400	99,118,250
0.50%, 06/30/27	136,900	124,867,774
0.50%, 08/31/27	155,022	140,719,253
0.50%, 10/31/27	202,200	182,548,687
0.63%, 07/31/26	76,400	71,747,359
0.63%, 03/31/27	75,600	69,687,844
0.63%, 11/30/27	197,000	178,161,875
0.63%, 12/31/27	187,400	169,055,298
0.63%, 05/15/30	270,400	227,157,126
0.63%, 08/15/30	396,000	330,041,250
0.75%, 03/31/26	20,500	19,468,594
0.75%, 04/30/26	94,000	89,065,000
0.75%, 05/31/26	71,500	67,601,016
0.75%, 08/31/26	244,200	229,423,993
0.75%, 01/31/28	496,300	448,569,901
0.88%, 06/30/26	170,000	160,782,812
0.88%, 09/30/26	190,610	179,232,966
107
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.88%, 11/15/30	$263,800	$221,777,486
1.00%, 07/31/28	200,000	180,046,876
1.13%, 10/31/26	171,100	161,328,587
1.13%, 02/28/27	40,300	37,715,133
1.13%, 02/29/28	132,340	120,925,675
1.13%, 08/31/28	273,600	247,052,250
1.13%, 02/15/31	257,200	218,660,187
1.13%, 05/15/40	156,500	101,211,484
1.13%, 08/15/40	108,000	69,238,125
1.25%, 11/30/26	214,900	202,845,453
1.25%, 12/31/26	191,230	180,264,155
1.25%, 03/31/28	216,000	197,859,376
1.25%, 04/30/28	169,100	154,607,602
1.25%, 05/31/28	229,110	209,080,775
1.25%, 06/30/28	212,175	193,261,589
1.25%, 09/30/28	317,000	287,182,187
1.25%, 08/15/31	318,900	269,121,703
1.25%, 05/15/50	205,900	108,161,844
1.38%, 08/31/26	42,500	40,434,766
1.38%, 10/31/28	185,000	168,118,750
1.38%, 12/31/28	196,730	178,209,716
1.38%, 11/15/31	400,250	338,836,641
1.38%, 11/15/40	284,800	189,080,500
1.38%, 08/15/50	118,100	63,958,531
1.50%, 08/15/26	382,000	364,571,250
1.50%, 01/31/27	325,280	307,796,200
1.50%, 11/30/28	284,200	259,221,486
1.50%, 02/15/30	83,185	73,943,666
1.63%, 02/15/26	207,890	200,613,850
1.63%, 05/15/26	270,000	259,389,845
1.63%, 09/30/26	44,500	42,483,594
1.63%, 10/31/26	76,300	72,717,477
1.63%, 11/30/26	81,200	77,279,562
1.63%, 08/15/29	54,000	48,920,625
1.63%, 05/15/31	390,910	340,702,497
1.63%, 11/15/50	229,500	132,679,687
1.75%, 12/31/26	91,870	87,592,303
1.75%, 01/31/29	170,700	156,870,634
1.75%, 08/15/41	371,420	258,078,866
1.88%, 06/30/26	80,000	77,046,875
1.88%, 07/31/26	49,900	47,995,613
1.88%, 02/28/27	178,100	169,848,962
1.88%, 02/28/29	259,200	239,253,751
1.88%, 02/15/32	422,760	369,254,437
1.88%, 02/15/41	230,200	165,420,281
1.88%, 02/15/51	575,700	355,044,984
1.88%, 11/15/51	233,450	143,170,508
2.00%, 11/15/26	181,000	173,830,704
2.00%, 11/15/41	103,260	74,492,409
2.00%, 02/15/50	202,000	129,311,562
2.00%, 08/15/51	466,600	295,707,750
2.13%, 05/31/26	105,300	101,984,696
2.25%, 11/15/25	167,829	163,882,397
2.25%, 03/31/26	88,500	86,038,594
2.25%, 02/15/27	161,206	155,160,679
2.25%, 08/15/27	146,750	140,455,802
2.25%, 11/15/27	153,750	146,651,075
2.25%, 05/15/41	376,900	286,385,109
2.25%, 08/15/46	118,960	83,587,987
2.25%, 08/15/49	106,500	72,486,562
2.25%, 02/15/52	252,900	170,114,766
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.38%, 04/30/26	$124,400	$121,090,766
2.38%, 05/15/27	190,870	183,742,198
2.38%, 03/31/29	244,200	230,082,187
2.38%, 05/15/29	191,600	180,298,595
2.38%, 02/15/42	141,000	107,688,750
2.38%, 11/15/49	229,400	160,221,562
2.38%, 05/15/51	186,000	129,037,500
2.50%, 02/28/26	92,350	90,207,192
2.50%, 03/31/27	116,200	112,487,047
2.50%, 02/15/45	50,824	38,165,648
2.50%, 02/15/46	152,800	113,406,250
2.50%, 05/15/46	123,517	91,383,280
2.63%, 12/31/25	86,500	84,759,863
2.63%, 01/31/26	86,000	84,216,172
2.63%, 05/31/27	132,700	128,604,962
2.63%, 02/15/29	211,491	201,742,587
2.63%, 07/31/29	345,500	328,117,031
2.75%, 04/30/27	169,300	164,736,837
2.75%, 07/31/27	119,500	116,036,368
2.75%, 02/15/28	222,702	215,220,605
2.75%, 05/31/29	285,900	273,481,219
2.75%, 08/15/32	404,850	374,359,734
2.75%, 08/15/42	106,523	85,884,169
2.75%, 11/15/42	128,580	103,285,903
2.75%, 08/15/47	219,000	167,808,750
2.75%, 11/15/47	158,550	121,216,430
2.88%, 11/30/25	110,400	108,580,126
2.88%, 05/15/28	252,994	245,147,234
2.88%, 08/15/28	219,930	212,696,366
2.88%, 04/30/29	176,320	169,694,226
2.88%, 05/15/32	489,500	457,988,437
2.88%, 05/15/43	121,184	98,537,740
2.88%, 08/15/45	153,125	122,284,668
2.88%, 11/15/46	54,000	42,634,688
2.88%, 05/15/49	42,000	32,595,938
2.88%, 05/15/52	205,000	158,394,531
3.00%, 09/30/25	101,200	99,776,875
3.00%, 10/31/25	106,600	105,055,133
3.00%, 05/15/42	43,150	36,279,711
3.00%, 11/15/44	99,727	81,744,975
3.00%, 05/15/45	121,400	99,187,594
3.00%, 11/15/45	65,100	53,005,641
3.00%, 02/15/47	116,190	93,605,569
3.00%, 05/15/47	152,118	122,336,148
3.00%, 02/15/48	154,550	123,543,406
3.00%, 08/15/48	160,190	127,701,466
3.00%, 02/15/49	32,400	25,778,250
3.00%, 08/15/52	204,180	161,940,262
3.13%, 08/31/27	239,200	234,715,000
3.13%, 11/15/28	207,515	202,310,914
3.13%, 08/31/29	208,900	202,943,087
3.13%, 11/15/41	53,900	46,648,766
3.13%, 02/15/42	71,800	61,804,094
3.13%, 02/15/43	76,200	64,627,125
3.13%, 08/15/44	60,519	50,694,119
3.13%, 05/15/48	149,460	122,090,137
3.25%, 06/30/27	100,000	98,531,250
3.25%, 06/30/29	375,480	367,090,369
3.25%, 05/15/42	155,200	135,193,750
3.38%, 05/15/33	522,470	502,714,103
3.38%, 08/15/42	46,000	40,695,625
Schedule of Investments
108

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.38%, 05/15/44	$84,200	$73,477,656
3.38%, 11/15/48	248,350	211,640,766
3.50%, 09/15/25	136,970	135,755,461
3.50%, 01/31/28	234,655	232,546,773
3.50%, 04/30/28	176,580	174,979,744
3.50%, 01/31/30	176,500	174,128,281
3.50%, 04/30/30	195,601	192,835,081
3.50%, 02/15/33	373,240	363,092,537
3.50%, 02/15/39	24,000	22,586,250
3.63%, 05/15/26	314,705	312,590,576
3.63%, 03/31/28	196,026	195,153,073
3.63%, 05/31/28	182,014	181,103,930
3.63%, 08/31/29	54,853	54,625,875
3.63%, 03/31/30	198,200	196,667,048
3.63%, 08/15/43	73,600	66,884,000
3.63%, 02/15/44	83,950	76,119,039
3.63%, 02/15/53	250,675	224,824,141
3.63%, 05/15/53	268,228	240,734,630
3.75%, 04/15/26	238,673	237,535,575
3.75%, 08/31/26	80,759	80,487,701
3.75%, 08/15/27	226,535	226,269,530
3.75%, 12/31/28	241,365	241,346,145
3.75%, 05/31/30	184,698	184,409,409
3.75%, 06/30/30	184,750	184,389,161
3.75%, 12/31/30	208,056	207,470,842
3.75%, 08/31/31	51,238	51,045,858
3.75%, 08/15/41	52,000	49,172,500
3.75%, 11/15/43	36,600	33,832,125
3.88%, 01/15/26	273,074	272,028,640
3.88%, 11/30/27	162,801	163,208,002
3.88%, 12/31/27	162,637	163,170,653
3.88%, 09/30/29	233,630	234,852,908
3.88%, 11/30/29	192,418	193,440,221
3.88%, 12/31/29	174,278	175,149,390
3.88%, 08/15/33	555,644	554,515,348
3.88%, 08/15/34	205,394	204,591,680
3.88%, 08/15/40	50,516	49,016,306
3.88%, 02/15/43	184,664	174,709,456
3.88%, 05/15/43	205,984	194,461,770
4.00%, 12/15/25	151,837	151,421,821
4.00%, 02/15/26	273,111	272,662,929
4.00%, 01/15/27	277,845	278,669,852
4.00%, 02/29/28	113,505	114,338,552
4.00%, 06/30/28	183,445	185,007,150
4.00%, 01/31/29	263,946	266,647,324
4.00%, 07/31/29	172,352	174,398,680
4.00%, 10/31/29	165,150	166,956,328
4.00%, 02/28/30	202,432	204,709,360
4.00%, 07/31/30	187,006	189,095,209
4.00%, 01/31/31	212,636	214,961,706
4.00%, 02/15/34	627,783	631,706,644
4.00%, 11/15/42	166,665	160,779,642
4.00%, 11/15/52	234,889	225,309,933
4.13%, 06/15/26	307,727	308,388,133
4.13%, 02/15/27	288,816	290,598,538
4.13%, 09/30/27	267,000	269,711,719
4.13%, 10/31/27	154,214	155,719,997
4.13%, 07/31/28	192,105	194,626,378
4.13%, 03/31/29	279,954	284,393,897
4.13%, 08/31/30	193,502	196,994,107
4.13%, 03/31/31	228,318	232,527,613
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 07/31/31	$145,458	$148,208,065
4.13%, 11/15/32	367,597	374,489,444
4.13%, 08/15/44	57,699	56,303,856
4.13%, 08/15/53	295,417	290,062,567
4.25%, 10/15/25	145,620	145,523,300
4.25%, 12/31/25	271,675	271,823,574
4.25%, 01/31/26	325,561	325,993,387
4.25%, 03/15/27	304,120	307,232,480
4.25%, 02/28/29	275,237	281,085,786
4.25%, 06/30/29	281,721	287,971,685
4.25%, 02/28/31	213,736	219,162,892
4.25%, 06/30/31	227,827	233,843,057
4.25%, 05/15/39	37,340	38,080,966
4.25%, 11/15/40	28,889	29,290,738
4.25%, 02/15/54	335,445	336,598,092
4.25%, 08/15/54	87,720	88,199,719
4.38%, 07/31/26	471,394	474,947,868
4.38%, 08/15/26	220,205	221,976,963
4.38%, 12/15/26	270,224	273,137,352
4.38%, 07/15/27	510,869	518,771,505
4.38%, 08/31/28	199,192	203,689,383
4.38%, 11/30/28	228,724	234,245,541
4.38%, 11/30/30	210,817	217,470,912
4.38%, 05/15/34	559,633	579,919,696
4.38%, 02/15/38	32,000	33,280,000
4.38%, 11/15/39	50,933	52,540,573
4.38%, 05/15/40	32,403	33,420,657
4.38%, 05/15/41	15,949	16,360,185
4.38%, 08/15/43	205,327	207,316,105
4.50%, 11/15/25	151,817	152,238,055
4.50%, 03/31/26	315,174	317,156,148
4.50%, 07/15/26	264,110	266,555,080
4.50%, 04/15/27	311,263	316,418,293
4.50%, 05/15/27	318,331	323,727,707
4.50%, 05/31/29	289,951	299,532,976
4.50%, 11/15/33	579,265	605,603,455
4.50%, 02/15/36	27,685	29,307,168
4.50%, 05/15/38	47,000	49,430,781
4.50%, 08/15/39	50,707	53,028,430
4.50%, 02/15/44	189,794	194,538,850
4.63%, 02/28/26	221,341	222,949,182
4.63%, 03/15/26	273,123	275,267,442
4.63%, 06/30/26	174,281	176,194,006
4.63%, 09/15/26	250,913	254,284,643
4.63%, 10/15/26	249,813	253,384,546
4.63%, 11/15/26	257,278	261,197,471
4.63%, 06/15/27	315,342	322,141,562
4.63%, 09/30/28	197,522	203,910,602
4.63%, 04/30/29	297,269	308,393,365
4.63%, 09/30/30	198,889	207,776,852
4.63%, 04/30/31	220,985	231,481,787
4.63%, 05/31/31	221,736	232,303,106
4.63%, 02/15/40	45,950	48,714,180
4.63%, 05/15/44	206,083	214,616,124
4.63%, 05/15/54	303,481	324,203,062
4.75%, 02/15/37	21,977	23,714,557
4.75%, 02/15/41	56,158	60,325,977
4.75%, 11/15/43	185,641	196,779,460
4.75%, 11/15/53	307,918	335,245,722
4.88%, 11/30/25	233,193	234,932,839
4.88%, 04/30/26	140,225	142,059,976
109
2024 iShares Semi-Annual Financial Statements

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 05/31/26	$226,649	$229,845,104
4.88%, 10/31/28	221,156	230,572,409
4.88%, 10/31/30	201,912	213,837,427
5.00%, 09/30/25	113,189	113,953,910
5.00%, 10/31/25	232,870	234,689,297
5.00%, 05/15/37	53,658	59,199,865
5.25%, 11/15/28	29,377	31,047,817
5.25%, 02/15/29	60,090	63,869,098
5.50%, 08/15/28	77,000	82,023,047
6.00%, 02/15/26	9,468	9,717,645
6.13%, 08/15/29	14,600	16,135,281
6.25%, 05/15/30	5,000	5,621,094
6.50%, 11/15/26	16,950	17,953,758
6.63%, 02/15/27	28,800	30,721,500
6.75%, 08/15/26	14,400	15,153,188
6.88%, 08/15/25	6,265	6,424,317
		51,219,573,632
Total U.S. Government & Agency Obligations — 70.0% (Cost: $87,113,954,917)		82,297,299,526
Total Long-Term Investments — 99.0% (Cost: $123,316,319,377)		116,471,835,592
	Shares
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(k)(l)	4,629,823,968	4,632,601,862
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.25%(k)(l)(m)	305,357,394	305,357,394
Total Short-Term Securities — 4.2% (Cost: $4,935,736,554)		4,937,959,256
Total Investments Before TBA Sales Commitments — 103.2% (Cost: $128,252,055,931)		121,409,794,848
	Par (000)
TBA Sales Commitments(j)
Mortgage-Backed Securities — (0.3)%
Government National Mortgage Association
2.50%, 09/23/54	(59,100)	(51,667,531)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/23/54	(41,975)	$(38,004,615)
4.00%, 09/23/54	(38,575)	(36,873,596)
5.00%, 09/15/54	(61,750)	(61,637,837)
Uniform Mortgage-Backed Securities
2.00%, 09/19/39	(11,550)	(10,451,035)
5.00%, 09/16/54	(18,850)	(18,714,319)
5.50%, 09/15/54	(29,250)	(29,448,611)
6.00%, 09/15/54	(37,925)	(38,621,157)
6.50%, 09/17/54	(37,150)	(38,251,993)
Total TBA Sales Commitments — (0.3)% (Proceeds: $(323,796,164))		(323,670,694)
Total Investments, Net of TBA Sales Commitments — 102.9% (Cost: $127,928,259,767)		121,086,124,154
Liabilities in Excess of Other Assets — (2.9)%		(3,475,294,976)
Net Assets — 100.0%		$117,610,829,178

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Zero-coupon bond.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Perpetual security with no stated maturity date.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Rounds to less than 1,000.
(j)	Represents or includes a TBA transaction.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
110

Schedule of Investments (unaudited)(continued)
August 31, 2024
iShares® Core U.S. Aggregate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,260,441,412	$1,371,663,486 (a)	$—	$(168,751)	$665,715	$4,632,601,862	4,629,823,968	$109,209,229	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,794,286,638	—	(1,488,929,244)(a)	—	—	305,357,394	305,357,394	1,696,422 (b)	—
				$(168,751)	$665,715	$4,937,959,256		$110,905,651	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$503,854,385	$—	$503,854,385
Collateralized Mortgage Obligations	—	1,117,171,303	—	1,117,171,303
Corporate Bonds & Notes	—	29,691,355,290	—	29,691,355,290
Foreign Government Obligations	—	2,308,793,480	—	2,308,793,480
Municipal Debt Obligations	—	553,361,608	—	553,361,608
U.S. Government & Agency Obligations	—	82,297,299,526	—	82,297,299,526
Short-Term Securities
Money Market Funds	4,937,959,256	—	—	4,937,959,256
Liabilities
Investments
TBA Sales Commitments	—	(323,670,694)	—	(323,670,694)
	$4,937,959,256	$116,148,164,898	$—	$121,086,124,154
See notes to financial statements.
111
2024 iShares Semi-Annual Financial Statements

Statement of Assets and Liabilities (unaudited)
August 31, 2024

iShares Core U.S. Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$116,471,835,592
Investments, at value—affiliated(c)	4,937,959,256
Cash pledged as collateral for TBA commitments	410,000
Foreign currency, at value(d)	120
Receivables:
Investments sold	685,686,629
Securities lending income—affiliated	165,825
TBA sales commitments	323,796,164
Capital shares sold	187,997,630
Dividends—affiliated	19,900,115
Interest—unaffiliated	865,673,931
Total assets	123,493,425,262
LIABILITIES
Bank overdraft	776,063
Cash received as collateral for TBA commitments	16,767,000
Collateral on securities loaned, at value	305,257,394
TBA sales commitments, at value(e)	323,670,694
Payables:
Investments purchased	5,233,500,076
Investment advisory fees	2,624,857
Total liabilities	5,882,596,084
Commitments and contingent liabilities
NET ASSETS	$117,610,829,178
NET ASSETS CONSIST OF
Paid-in capital	$125,855,738,562
Accumulated loss	(8,244,909,384)
NET ASSETS	$117,610,829,178
NET ASSET VALUE
Shares outstanding	1,173,800,000
Net asset value	$100.20
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$123,316,319,377
(b) Securities loaned, at value	$295,108,398
(c) Investments, at cost—affiliated	$4,935,736,554
(d) Foreign currency, at cost	$120
(e) Proceeds from TBA sales commitments	$323,796,164
See notes to financial statements.
Statement of Assets and Liabilities
112

Statement of Operations (unaudited)
Six Months Ended August 31, 2024

iShares Core U.S. Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$109,211,881
Interest—unaffiliated	1,929,403,655
Securities lending income—affiliated—net	1,693,770
Other income—unaffiliated	5,862
Total investment income	2,040,315,168
EXPENSES
Investment advisory	16,403,790
Interest expense	6,537
Total expenses	16,410,327
Less:
Investment advisory fees waived	(1,798,593)
Total expenses after fees waived	14,611,734
Net investment income	2,025,703,434
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(175,959,462)
Investments—affiliated	(168,751)
In-kind redemptions—unaffiliated(a)	13,353,030
(162,775,183)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,389,213,136
Investments—affiliated	665,715
3,389,878,851
Net realized and unrealized gain	3,227,103,668
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,252,807,102
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
113
2024 iShares Semi-Annual Financial Statements

Statements of Changes in Net Assets

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$2,025,703,434	$3,095,359,756
Net realized loss	(162,775,183)	(610,276,957)
Net change in unrealized appreciation (depreciation)	3,389,878,851	506,350,173
Net increase in net assets resulting from operations	5,252,807,102	2,991,432,972
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,961,925,221)(b)	(3,006,081,368)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	12,679,039,218	15,936,200,479
NET ASSETS
Total increase in net assets	15,969,921,099	15,921,552,083
Beginning of period	101,640,908,079	85,719,355,996
End of period	$117,610,829,178	$101,640,908,079

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
114

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core U.S. Aggregate Bond ETF
	Six Months Ended 08/31/24 (unaudited)	Year Ended 02/29/24	Year Ended 02/28/23	Year Ended 02/28/22	Year Ended 02/28/21	Year Ended 02/29/20
Net asset value, beginning of period	$97.35	$97.33	$110.34	$115.40	$116.32	$107.07
Net investment income(a)	1.82	3.23	2.50	1.99	2.38	3.02
Net realized and unrealized gain (loss)(b)	2.81	(0.05)	(13.11)	(5.06)	(0.82)	9.24
Net increase (decrease) from investment operations	4.63	3.18	(10.61)	(3.07)	1.56	12.26
Distributions from net investment income(c)	(1.78)(d)	(3.16)	(2.40)	(1.99)	(2.48)	(3.01)
Net asset value, end of period	$100.20	$97.35	$97.33	$110.34	$115.40	$116.32
Total Return(e)
Based on net asset value	4.83%(f)	3.32%	(9.67)%(g)	(2.68)%	1.31%	11.61%
Ratios to Average Net Assets(h)
Total expenses	0.03%(i)	0.03%	0.03%	0.04%	0.04%	0.05%
Total expenses after fees waived	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.05%
Net investment income	3.70%(i)	3.33%	2.48%	1.74%	2.03%	2.70%
Supplemental Data
Net assets, end of period (000)	$117,610,829	$101,640,908	$85,719,356	$87,922,461	$85,958,288	$76,413,081
Portfolio turnover rate(j)(k)	42%	89%	104%	163%	179%	108%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
115
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
Core U.S. Aggregate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft:The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
Notes to Financial Statements
116

Notes to Financial Statements (unaudited) (continued)
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet
117
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements
118

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core U.S. Aggregate Bond
Barclays Bank PLC	$51,484,522	$(51,484,522)	$—	$—
Barclays Capital, Inc.	4,121,644	(4,121,644)	—	—
BMO Capital Markets Corp.	1,184,402	(1,184,402)	—	—
BNP Paribas SA	11,418,127	(11,418,127)	—	—
BofA Securities, Inc.	2,210,923	(2,210,923)	—	—
Citadel Clearing LLC	213,756	(213,756)	—	—
Citigroup Global Markets, Inc.	15,049,695	(15,049,695)	—	—
Deutsche Bank Securities, Inc.	4,688,096	(4,688,096)	—	—
Goldman Sachs & Co. LLC	29,238,230	(29,238,230)	—	—
HSBC Securities (USA), Inc.	4,976,301	(4,976,301)	—	—
J.P. Morgan Securities LLC	66,791,785	(66,791,785)	—	—
Jefferies LLC	4,354,579	(4,354,579)	—	—
Morgan Stanley	30,326,356	(30,326,356)	—	—
Nomura Securities International, Inc.	22,230,971	(22,230,971)	—	—
Pershing LLC	3,440,683	(3,440,683)	—	—
RBC Capital Markets LLC	9,574,958	(9,574,958)	—	—
Scotia Capital (USA), Inc.	1,324,740	(1,324,740)	—	—
TD Securities (USA) LLC	12,695,038	(12,695,038)	—	—
Toronto-Dominion Bank	2,048,145	(2,048,145)	—	—
UBS Securities LLC	50,541	(50,541)	—	—
Wells Fargo Bank N.A.	1,850,778	(1,850,778)	—	—
Wells Fargo Securities LLC	15,834,128	(15,834,128)	—	—
	$295,108,398	$(295,108,398)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.03%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through June 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended August 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core U.S. Aggregate Bond	$1,798,593
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
119
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended August 31, 2024, the Fund paid BTC $496,281 for securities lending agent services.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended August 31, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core U.S. Aggregate Bond	$45,583,620,000	$41,983,998,778	$1,912,762,967	$2,564,936,307
For the six months ended August 31, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. Aggregate Bond	$11,061,079,452	$1,513,279,432
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
Notes to Financial Statements
120

Notes to Financial Statements (unaudited) (continued)
As of February 29, 2024, the Fund had non-expiring capital loss carryforwards of $1,591,095,355 available to offset future realized capital gains and qualified late-year losses.
As of August 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. Aggregate Bond	$128,265,928,149	$834,256,249	$(7,690,264,080)	$(6,856,007,831)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
121
2024 iShares Semi-Annual Financial Statements

Notes to Financial Statements (unaudited) (continued)
The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund's performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”) has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 08/31/24		Year Ended 02/29/24
iShares ETF	Shares	Amount	Shares	Amount
Core U.S. Aggregate Bond
Shares sold	150,900,000	$14,735,075,791	250,400,000	$24,342,335,867
Shares redeemed	(21,200,000)	(2,056,036,573)	(87,000,000)	(8,406,135,388)
	129,700,000	$12,679,039,218	163,400,000	$15,936,200,479
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
122

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
123
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract
iShares Core U.S. Aggregate Bond ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates.  The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods.  The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index.  Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered.  The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024
Board Review and Approval of Investment Advisory Contract
124

Board Review and Approval of Investment Advisory Contract (continued)
meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time.  The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.  However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.  The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community.  The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue
125
2024 iShares Semi-Annual Financial Statements

Board Review and Approval of Investment Advisory Contract (continued)
received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
126

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
127
2024 iShares Semi-Annual Financial Statements

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics –Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: October 23, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: October 23, 2024